UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Item 1.	Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

Annual Report
June 30, 2023
SPDR® Series Trust - Equity Funds
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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Note to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Russell 1000 Yield Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics.
The Russell 1000 Momentum Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high momentum characteristics.
The Russell 1000 Low Volatility Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising low volatility characteristics.
The S&P MidCap 400 Growth Index measures the performance of the mid-capitalization growth segment in the U.S. equity market.
The S&P MidCap 400 Value Index measures the performance of the mid-capitalization value segment in the U.S. equity market.
The S&P 500 ESG Index is designed to measure the performance of securities meeting certain sustainability criteria, while maintaining similar overall industry group weights as the S&P 500 Index.
The S&P SmallCap 600 Growth Index measures the performance of the small-capitalization growth segment in the U.S. equity market.
The S&P SmallCap 600 Value Index measures the performance of the small-capitalization value segment in the U.S. equity market.
The S&P 1500 Low Valuation Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively low valuations (i.e., relatively “cheap”) are overweight relative to the S&P Composite 1500 Index and stocks with relatively high valuations (i.e., relatively “rich”) are underweight.
The S&P 1500 Positive Momentum Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively high momentum are overweight relative to the S&P 1500 Index and stocks with relatively low momentum are underweight.
The S&P Kensho Clean Power Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Clean Power sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The index is designed to capture companies whose products and services are driving innovation behind clean power.
The S&P Kensho Final Frontiers Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Final Frontiers sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The index is designed to capture companies whose products and services are driving innovation behind the exploration of deep space and deep sea.
The S&P Kensho Future Security Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Future Security sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. In particular, the Index comprises the components of the S&P Kensho Cyber Security Index and the S&P Kensho Smart Borders Index, and the military components of the S&P Kensho Robotics Index, the S&P Kensho Drones Index, the S&P Kensho Space Index, the S&P KenshoWearables Index and the S&P Kensho Virtual Reality Index as of the Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
The S&P Kensho Intelligent Infrastructure Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Intelligent Infrastructure sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind intelligent infrastructure.
The S&P Kensho New Economies Composite Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide. The index is designed to capture companies whose products and services are driving innovation and transforming the global economy through the use of existing and emerging technologies, and rapid developments in robotics, automation, artificial intelligence, connectedness and processing power ("New Economies companies"). The index is comprised of each of the eligible Kensho New Economies Sub-Indexes. Each Kensho Sub-Index is weighted by its Sharpe ratio with an annual reconstitution. There are currently more than 20 Sub-Indexes in the Composite.
See accompanying notes to financial statements.
1

Note to Performance Summary (Unaudited)  (continued)
Kensho identifies companies in its New Economy Subsectors using its propriety Natural Language Processing "NLP", which leverages their artificial intelligence capabilities to screen regulatory forms for key words and phrases in the appropriate context relevant to the respective new economy sector to find companies for inclusion.
The S&P Kensho Smart Transportation Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind smart transportation.
The SSGA US Large Cap Low Volatility Index is designed to track the performance of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time.
The SSGA US Small Cap Low Volatility Index is designed to track the performance of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock's price over time.
See accompanying notes to financial statements.
2

SPDR MSCI USA Climate Paris Aligned ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI USA Climate Paris Aligned ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to U.S. large- and mid-capitalization companies and is designed to exceed the minimum standards of a “Paris Aligned Benchmark” under the European Union’s Low Carbon Benchmark Regulation (the “EU BMR”) by, in the aggregate, seeking to minimize exposure to physical and transition risks of climate change and target exposure to companies more favorably positioned to benefit from opportunities arising from the transition to a lower carbon economy. The Fund’s benchmark is the MSCI USA Climate Paris Aligned Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 20.25%, and the Index was 20.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
U.S. Equity investors have enjoyed strong returns over the fiscal year, with the MSCI USA Climate Paris Aligned Index posting an impressive 20.39%. For the first six months of 2023, the Index was up 19.46%.
From a macroeconomic perspective, last fiscal year was marked by Central Banks around the world lifting interest rates to combat persistent inflationary pressures. In the U.S. the Federal Funds Effective Rate moved from 1.21% in June 2022 to 5.08% at the end of June 2023. This strong increase in interest rates has impacted consumers and business alike. The U.S. Federal Reserve (“the Fed”) has committed to bring down inflation and will employ all means at its disposal to achieve this objective. The question for the U.S. economy is whether a soft landing can be achieved or will this restrictive monetary policy yield a mild recession.
At the same time, international geopolitical tensions continued particularly in Europe with the ongoing war in Ukraine. This conflict has now extended for over one year with no clear end in sight. The U.S. and its NATO allies have committed to providing assistance to Ukraine to defeat Russia and this commitment seems to be unwavering. At the same time, the U.S.-China bilateral relationship has been tested. Risks of a potential war between China and Taiwan along with bilateral trade imbalances pose medium term risk for investors, although we believe this risk will moderate over the coming months.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were NVIDIA Corp., Apple, Inc. and Microsoft Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Republic Bank, Pfizer, Inc. and SVB Financial Group.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR MSCI USA Climate Paris Aligned ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Climate Paris Aligned Index	Net Asset Value	Market Value	MSCI USA Climate Paris Aligned Index
ONE YEAR	20.25%	20.15%	20.39%	20.25%	20.15%	20.39%
SINCE INCEPTION(1)	3.81%	2.13%	3.93%	3.19%	1.79%	3.29%
(1)	For the period April 22, 2022 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/21/22, 4/30/22, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI USA Climate Paris Aligned ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR MSCI USA Climate Paris Aligned ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	7.1
NVIDIA Corp.	3.3
Amazon.com, Inc.	3.0
Tesla, Inc.	2.6
Visa, Inc. Class A	1.8
Meta Platforms, Inc. Class A	1.7
Eli Lilly & Co.	1.6
Alphabet, Inc. Class C	1.6
Digital Realty Trust, Inc. REIT	1.4
TOTAL	33.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

		% of Net Assets
	Information Technology	34.0%
	Health Care	15.0
	Financials	11.9
	Consumer Discretionary	11.8
	Industrials	9.0
	Real Estate	7.4
	Communication Services	6.7
	Consumer Staples	1.4
	Materials	1.4
	Utilities	1.2
	Short-Term Investment	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Russell 1000 Low Volatility Focus ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index. The Fund’s benchmark is the Russell 1000 Low Volatility Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 12.87%, and the Index was 13.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Industrials, Information Technology and Health Care were primary drivers of Fund performance during the Reporting Period. Utilities, Real Estate and Consumer Staples were the bottom sectors contributing to total return.
U.S. Equity investors have enjoyed strong returns over the past year, with the S&P 500 Index posting an impressive 18.05% total return. Small cap securities also progressed with the S&P 600 Index advancing 9.75% over this period. For the first six months of 2023, the S&P 500 Index was up 16.89% and the Bloomberg U.S. Aggregate Bond Index climbed 2.09%, resulting in a positive rebound for traditional 60/40 balanced investors, a welcome reprieve from 2022 strong losses.
From a macroeconomic perspective, last year was marked by Central Banks around the world lifting interest rates to combat persistent inflationary pressures. In the U.S. the Federal Funds Effective Rate moved from 1.21% in June 2022 to 5.08% at the end of June 2023. This strong increase in interest rates has impacted consumers and business alike. The U.S. Federal Reserve (“the Fed”) has committed to bring down inflation and will employ all means at its disposal to achieve this objective. The question for the U.S. economy is whether a soft landing can be achieved or will this restrictive monetary policy yield a mild recession.
At the same time, international geopolitical tensions continued particularly in Europe with the ongoing war in Ukraine. This conflict has now extended for over one year with no clear end in sight. The U.S. and its NATO allies have committed to providing assistance to Ukraine to defeat Russia and this commitment seems to be unwavering. At the same time, the U.S.-China bilateral relationship has been tested. Risks of a potential war between China and Taiwan along with bilateral trade imbalances pose medium term risk for investors.
The Fund used exchange-traded Index futures in order to replicate the index and equitize cash and receivables during the Reporting Period. The Fund’s use of exchange-traded Index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Reliance Steel & Aluminum Co., McKesson Corp. and Cardinal Health, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Advance Auto Parts, Inc., Dollar General Cop. and Tyson Foods, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Russell 1000 Low Volatility Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index
ONE YEAR	12.87%	12.84%	13.06%	12.87%	12.84%	13.06%
FIVE YEARS	64.08%	63.98%	65.77%	10.41%	10.40%	10.64%
SINCE INCEPTION(1)	123.99%	124.02%	127.71%	11.22%	11.23%	11.47%
(1)	For the period December 2, 2015 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Low Volatility Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
AmerisourceBergen Corp.	1.3%
Centene Corp.	1.1
Archer-Daniels-Midland Co.	1.1
Cognizant Technology Solutions Corp. Class A	1.0
McKesson Corp.	1.0
Cardinal Health, Inc.	1.0
Reliance Steel & Aluminum Co.	0.8
NVR, Inc.	0.7
CDW Corp.	0.7
Marathon Petroleum Corp.	0.7
TOTAL	9.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	20.7%
Consumer Discretionary	12.9
Health Care	11.6
Information Technology	10.6
Financials	8.5
Materials	7.6
Consumer Staples	7.5
Utilities	7.1
Real Estate	6.2
Energy	4.4
Communication Services	2.7
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Russell 1000 Momentum Focus ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Russell 1000 Momentum Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Momentum Focused Factor Index. The Fund’s benchmark is the Russell 1000 Momentum Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 16.40%, and the Index was 16.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Industrials, Information Technology and Consumer Discretionary were primary drivers of Fund performance during the Reporting Period. Utilities, Real Estate and Consumer Staples were the bottom contributors to Fund performance.
U.S. Equity investors have enjoyed strong returns over the past year, with the S&P 500 Index posting an impressive 18.05% total return. Small cap securities also progressed with the S&P 600 Small Cap Index advancing 9.75% over this period. For the first six months of 2023, the S&P 500 Index was up 16.89% and the Bloomberg U.S. Aggregate Bond Index climbed 2.09%, resulting in a positive rebound for traditional 60/40 balanced investors, a welcome reprieve from 2022 strong losses.
From a macroeconomic perspective, last year was marked by Central Banks around the world lifting interest rates to combat persistent inflationary pressures. In the U.S. the Federal Funds Effective Rate moved from 1.21% in June 2022 to 5.08% at the end of June 2023. This strong increase in interest rates has impacted consumers and business alike. The U.S. Federal Reserve (“the Fed”) has committed to bring down inflation and will employ all means at its disposal to achieve this objective. The question for the U.S. economy is whether a soft landing can be achieved or will this restrictive monetary policy yield a mild recession.
At the same time, international geopolitical tensions continued particularly in Europe with the ongoing war in Ukraine. This conflict has now extended for over one year with no clear end in sight. The U.S. and its NATO allies have committed to providing assistance to Ukraine to defeat Russia and this commitment seems to be unwavering. At the same time, the U.S.-China bilateral relationship has been tested. Risks of a potential war between China and Taiwan along with bilateral trade imbalances pose medium term risk for investors.
The Fund used exchange-traded Index futures in order to replicate the index and equitize cash and receivables during the Reporting Period. The Fund’s use of exchange-traded Index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Nucor Corp., Steel Dynamics, Inc., and Jabil, Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were HP, Inc., Tyson Foods, Inc. and Organon & Co.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Russell 1000 Momentum Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index
ONE YEAR	16.40%	16.33%	16.53%	16.40%	16.33%	16.53%
FIVE YEARS	45.82%	45.72%	47.14%	7.84%	7.82%	8.03%
SINCE INCEPTION(1)	96.46%	96.40%	99.49%	9.32%	9.31%	9.54%
(1)	For the period December 2, 2015 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Momentum Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Cardinal Health, Inc.	1.0%
Steel Dynamics, Inc.	0.8
Builders FirstSource, Inc.	0.8
ON Semiconductor Corp.	0.8
Reliance Steel & Aluminum Co.	0.8
Marathon Petroleum Corp.	0.8
McKesson Corp.	0.8
Nucor Corp.	0.7
Lennar Corp. Class A	0.7
Jabil, Inc.	0.7
TOTAL	7.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	20.9%
Information Technology	18.4
Consumer Discretionary	16.1
Health Care	9.7
Financials	8.3
Materials	7.4
Energy	5.9
Consumer Staples	5.6
Real Estate	2.6
Utilities	2.6
Communication Services	2.3
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR Russell 1000 Yield Focus ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Russell 1000 Yield Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Yield Focused Factor Index. The Fund’s benchmark is the Russell 1000 Yield Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 10.59%, and the Index was 10.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Although the performance of the broader market was strong during the Reporting Period, the performance of higher yielding stocks—which tend to be correlated with value stocks—was relatively weak. Although value stocks outperformed in the fourth quarter of 2022, value stocks lagged significantly behind when markets rebounded in 2023. This was the primary driver of the Fund’s 10.59% return, which significantly underperformed the Russell 1000’s 19.36% return during the Reporting Period. Separately, the Fund’s exposure to quality and size factors generally detracted from relative performance compared to the Russell 1000 Index, as the impacts of the exposures were generally negative.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”) as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the fourth quarter of 2022. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks—driven by depositors chasing higher yields available in money market funds and the like—significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund used S&P 500 Index futures in order to equitize cash and receivables during the Reporting Period, which helps the Fund to track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Cardinal Health, Inc., Marathon Petroleum Corp. and Gilead Sciences, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lumen Technologies, Inc., VF Corp. and Advance Auto Parts, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR Russell 1000 Yield Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index
ONE YEAR	10.59%	10.54%	10.70%	10.59%	10.54%	10.70%
FIVE YEARS	58.97%	58.90%	60.69%	9.71%	9.71%	9.95%
SINCE INCEPTION(1)	124.59%	124.57%	128.58%	11.26%	11.26%	11.53%
(1)	For the period December 2, 2015 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Yield Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Devon Energy Corp.	1.5%
Pioneer Natural Resources Co.	1.5
Dow, Inc.	1.5
3M Co.	1.3
T Rowe Price Group, Inc.	1.2
Cardinal Health, Inc.	1.2
LyondellBasell Industries NV Class A	1.2
Ford Motor Co.	1.2
Diamondback Energy, Inc.	1.2
Valero Energy Corp.	1.1
TOTAL	12.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	16.9%
Consumer Discretionary	12.0
Energy	11.5
Materials	10.7
Real Estate	10.5
Industrials	10.4
Utilities	10.1
Consumer Staples	8.2
Information Technology	4.6
Health Care	2.9
Communication Services	1.8
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P 400 Mid Cap Growth ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P MidCap 400 Growth Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 19.07%, and the Index was 19.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Performance was muted during the first quarter of the fiscal year as the economy muddled through a relatively challenging macro environment. Inflation continued to be generally well above the desired level by many Central Banks. This led to continued global monetary tightening and hawkish rhetoric with both acting as drags on the market. Additionally, geopolitical tensions continued to challenge the market with the most notable being the ongoing war in Ukraine. All of these factors contributed to rising recession fears and concerns regarding growth which both negatively weighed on the market. On a positive note, there were some signs that inflation could be cooling which slightly buoyed market spirits.
The last three quarters of the fiscal year was just the opposite as the S&P 400 Growth Index gained over 18% outpacing the standard S&P 400 Index. Despite being beset by a number of challenges including relatively high inflation, a number of bank failures, rising Federal Funds rate, and continued geopolitical concerns, the market succeeded in climbing its wall of worry. It was a period marked by resiliency as the U.S. consumer continued to drive the economy despite the challenges and costs associated with higher interest rates. Economic activity was generally better than anticipated during this period and inflation showed further warning signs. Hopes grew regarding a potential halt in interest rate hikes and possibly cuts by the end of 2023. The market was also fueled by returns in the Technology sector with thoughts that AI would usher in a new productivity boom.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Builders FirstSource, Inc., Axon Enterprise, Inc,. and Steel Dynamics, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Horizon Corp., Antero Resources Corp., and Syneos Helath, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Growth Index	Net Asset Value	Market Value	S&P MidCap 400 Growth Index
ONE YEAR	19.07%	19.05%	19.22%	19.07%	19.05%	19.22%
FIVE YEARS	40.12%	40.10%	41.28%	6.98%	6.98%	7.16%
TEN YEARS	157.93%	157.55%	161.94%	9.94%	9.92%	10.11%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Hubbell, Inc.	1.5%
Builders FirstSource, Inc.	1.5
Reliance Steel & Aluminum Co.	1.3
Deckers Outdoor Corp.	1.2
Lattice Semiconductor Corp.	1.1
Carlisle Cos., Inc.	1.1
Watsco, Inc.	1.1
RPM International, Inc.	1.0
Lincoln Electric Holdings, Inc.	1.0
Dynatrace, Inc.	0.9
TOTAL	11.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	25.6%
Consumer Discretionary	12.9
Health Care	11.1
Financials	10.1
Information Technology	9.7
Materials	8.6
Energy	7.3
Real Estate	4.8
Consumer Staples	4.3
Utilities	3.3
Communication Services	2.1
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

The SPDR S&P 400 Mid Cap Value ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P MidCap 400 Value Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 15.84%, and the Index was 15.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the fourth quarter of 2023. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks—driven by depositors chasing higher yields available in money market funds and the like—significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
Although the index had solid performance during the Reporting Period, it did lag the S&P 400 Index over this time, which returned 17.61%. The difference in returns between the value and the core index can be contributed to the performance of the Financial and Information technology sectors of the index. Over this time period, performance of Financials were relatively flat, while Information Technology experienced high returns. The Midcap Value Index has a higher weight to Financials and a lower weight to Information Technology than the standard Midcap Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were XPO, Inc., Jabil, Inc. and Tenet Healthcare Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were UGI Corp., Kilroy Realty Corp., and Medical Properties Trust, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Value Index	Net Asset Value	Market Value	S&P MidCap 400 Value Index
ONE YEAR	15.84%	15.81%	15.97%	15.84%	15.81%	15.97%
FIVE YEARS	45.93%	45.89%	46.96%	7.85%	7.85%	8.00%
TEN YEARS	154.31%	153.78%	158.51%	9.78%	9.76%	9.96%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Jabil, Inc.	1.3%
Regal Rexnord Corp.	0.9
Reinsurance Group of America, Inc.	0.8
Fortune Brands Innovations, Inc.	0.8
Unum Group	0.8
Cleveland-Cliffs, Inc.	0.8
Lear Corp.	0.8
Lithia Motors, Inc.	0.8
Tenet Healthcare Corp.	0.8
Toll Brothers, Inc.	0.7
TOTAL	8.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	20.0%
Financials	17.1
Consumer Discretionary	17.1
Information Technology	11.1
Real Estate	10.1
Health Care	7.7
Materials	6.0
Consumer Staples	4.4
Utilities	3.4
Communication Services	2.1
Energy	0.8
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P 500 ESG ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 500 ESG ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to securities that meet certain sustainability criteria (criteria related to environmental, social and governance (“ESG”) factors) while maintaining similar overall industry group weights as the S&P 500 Index. The Fund’s benchmark is the S&P 500 ESG Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 20.86%, and the Index was 20.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, cumulative effect of security misweights contributed to the difference between the Fund's performance and that of the Index.
U.S. Equity investors have enjoyed strong returns over the past year, with the S&P 500 Index posting an impressive 18.05% total return. S&P 500 ESG Index excluded 170 companies from the S&P 500 and outperformed the standard S&P 500 Index by over 1.3%. Information Technology, Consumer Discretionary and Industrials sectors were the top contributors to the Fund's return during the Reporting Period. Real Estate and Utilities were the only two sectors with negative returns for the Reporting Period. Compared to S&P 500 index, the Fund was overweight Information Technology and overweight to IT sector and selection effect within this sector were the main factors contributing to the Fund's outperformance compared to S&P 500 index.
From a macroeconomic perspective, last year was marked by Central Banks around the world lifting interest rates to combat persistent inflationary pressures. In the U.S. the Federal Funds Effective Rate moved from 1.21% in June 2022 to 5.08% at the end of June 2023. This strong increase in interest rates has impacted consumers and business alike. The U.S. Federal Reserve (“the Fed”) has committed to bring down inflation and will employ all means at its disposal to achieve this objective. The question for the U.S. economy is whether a soft landing can be achieved or will this restrictive monetary policy yield a mild recession.
At the same time, international geopolitical tensions continued particularly in Europe with the ongoing war in Ukraine. This conflict has now extended for over one year with no clear end in sight. The U.S. and its NATO allies have committed to providing assistance to Ukraine to defeat Russia and this commitment seems to be unwavering. At the same time, the U.S.-China bilateral relationship has been tested. Risks of a potential war between China and Taiwan along with bilateral trade imbalances pose medium term risk for investors.
The Fund used S&P 500 ESG Index Futures in order to equitize cash and receivables in the Fund during the Reporting Period. The Fund's use of futures helped the Fund track the Index and improved the Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund's performance on an absolute basis during the Reporting Period were Apple, Inc., NVIDIA Corp. and Microsoft Corp.. The top negative contributors to the Fund's performance on an absolute basis during the Reporting Period were Pfizer, Inc., Verizon Communications, Inc. and CVS Health Corp.
The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P 500 ESG ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 ESG Index	Net Asset Value	Market Value	S&P 500 ESG Index
ONE YEAR	20.86%	20.71%	20.99%	20.86%	20.71%	20.99%
SINCE INCEPTION(1)	48.73%	49.90%	49.28%	14.53%	14.84%	14.67%
(1)	For the period July 27, 2020 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/27/20, 7/28/20, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 ESG ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P 500 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	10.2%
Microsoft Corp.	9.0
Amazon.com, Inc.	4.2
NVIDIA Corp.	3.7
Alphabet, Inc. Class A	2.6
Tesla, Inc.	2.5
Alphabet, Inc. Class C	2.2
UnitedHealth Group, Inc.	1.6
JPMorgan Chase & Co.	1.5
Visa, Inc. Class A	1.4
TOTAL	38.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	31.0%
Health Care	13.2
Financials	12.2
Consumer Discretionary	12.1
Communication Services	8.2
Industrials	6.8
Consumer Staples	6.6
Energy	3.5
Real Estate	2.4
Materials	2.3
Utilities	1.5
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR S&P 600 Small Cap Growth ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Growth Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 10.53%, and the Index was 10.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in three of the four quarters of the Reporting Period. Performance in the first quarter of the Reporting Period was negative due to central bank hawkishness, high inflation and geopolitical tensions from the Ukraine war. Performance in the second, third and fourth quarters of the Reporting Period were positive. The positive performance was driven by better inflation numbers, hopes of a halt in interest rate hikes by the U.S. Federal Reserve (“the Fed”), positive corporate earnings, stabilization measures by regulators to head off panic in the banking sector and expectations that inflation could moderate without negative impacts to unemployment.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were elf Beauty, Inc., Axcelis Technologies, Inc. and Rambus, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Rogers Corp., Trupanion, Inc. and ServisFirst Bancshares, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index
ONE YEAR	10.53%	10.49%	10.62%	10.53%	10.49%	10.62%
FIVE YEARS	28.15%	28.06%	28.99%	5.09%	5.07%	5.22%
TEN YEARS	161.96%	161.85%	165.62%	10.11%	10.10%	10.26%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
SPS Commerce, Inc.	1.4%
Rambus, Inc.	1.4
Axcelis Technologies, Inc.	1.2
Comfort Systems USA, Inc.	1.2
elf Beauty, Inc.	1.2
Onto Innovation, Inc.	1.1
Applied Industrial Technologies, Inc.	1.1
Ensign Group, Inc.	1.1
Mueller Industries, Inc.	1.0
Livent Corp.	1.0
TOTAL	11.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	19.3%
Industrials	19.2
Financials	13.9
Health Care	13.4
Consumer Discretionary	8.3
Materials	6.6
Consumer Staples	6.1
Energy	5.4
Real Estate	3.6
Utilities	2.4
Communication Services	1.6
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(7.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR S&P 600 Small Cap Value ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Value Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 8.76%, and the Index was 8.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in three of the four quarters of the Reporting Period. Performance in the first quarter of the Reporting Period was negative due to central bank hawkishness, high inflation and geopolitical tensions from the Ukraine war. Performance in the second, third and fourth quarters of the Reporting Period were positive. The positive performance was driven by better inflation numbers, hopes of a halt in interest rate hikes by the U.S. Federal Reserve’s (“the Fed”), positive corporate earnings, stabilization measures by regulators to head off panic in the banking sector and expectations that inflation could moderate without negative impacts to unemployment.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Insight Enterprises, Inc., Tri Pointe Homes, Inc. and Meritage Homes Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Independent Bank Group, Inc., Hudson Pacific Properties, Inc. and United Natural Foods, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR S&P 600 Small Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Value Index	Net Asset Value	Market Value	S&P SmallCap 600 Value Index
ONE YEAR	8.76%	8.71%	8.88%	8.76%	8.71%	8.88%
FIVE YEARS	26.75%	26.64%	27.40%	4.85%	4.84%	4.96%
TEN YEARS	137.57%	137.70%	140.87%	9.04%	9.04%	9.19%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Meritage Homes Corp.	1.1%
Insight Enterprises, Inc.	0.9
Radian Group, Inc.	0.8
John Bean Technologies Corp.	0.8
Group 1 Automotive, Inc.	0.7
Essential Properties Realty Trust, Inc. REIT	0.7
Select Medical Holdings Corp.	0.7
Tri Pointe Homes, Inc.	0.7
Itron, Inc.	0.7
Viasat, Inc.	0.6
TOTAL	7.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Consumer Discretionary	19.0%
Financials	18.3
Industrials	16.3
Real Estate	11.8
Information Technology	8.7
Health Care	8.1
Materials	4.8
Energy	3.8
Consumer Staples	3.8
Communication Services	3.4
Utilities	1.7
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR S&P 1500 MOMENTUM TILT ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. The Fund’s benchmark is the S&P 1500 Positive Momentum Tilt Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 17.46%, and the Index was 17.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Momentum’s relative performance during the Reporting Period was mixed compared to the broader U.S. market. During the first half of the Reporting Period, momentum stocks outperformed, benefitting the Fund commensurately. However, momentum stocks experienced a significant reversal in the first quarter of 2023, generating significant underperformance that undid all of the prior relative performance. But while momentum was once again able to right itself and outperform in the final quarter of the Reporting Period, it could not do so with sufficient strength to recover. As a result, the Fund’s 17.46% return underperformed the S&P 1500 Composite Index 19.24% return during the Reporting Period.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the fourth quarter of 2022. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks—driven by depositors chasing higher yields available in money market funds and the like—significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted NVIDIA Corp. and other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Inc., NVIDIA Corp. and Microsoft Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Tesla, Inc., Alphabet, Inc. Class A and Alphabet, Inc. Class C.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR S&P 1500 Momentum Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index
ONE YEAR	17.46%	17.44%	17.70%	17.46%	17.44%	17.70%
FIVE YEARS	67.65%	67.54%	69.03%	10.89%	10.87%	11.07%
TEN YEARS	221.45%	221.20%	227.30%	12.39%	12.38%	12.59%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	8.1%
Microsoft Corp.	6.5
NVIDIA Corp.	5.0
Exxon Mobil Corp.	2.0
Meta Platforms, Inc. Class A	1.9
JPMorgan Chase & Co.	1.5
Eli Lilly & Co.	1.5
Broadcom, Inc.	1.5
Merck & Co., Inc.	1.2
Visa, Inc. Class A	1.2
TOTAL	30.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	33.0%
Health Care	12.9
Industrials	11.9
Financials	10.7
Consumer Discretionary	8.3
Communication Services	6.3
Energy	5.6
Consumer Staples	5.2
Materials	2.6
Utilities	2.2
Real Estate	1.1
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR S&P 1500 Value Tilt ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 1500 Low Valuation Tilt Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 13.29%, and the Index was 13.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks—driven by depositors chasing higher yields available in money market funds and the like—significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted NVIDIA Corp. and other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
Although the performance of the broader market was strong during the Reporting Period, the performance of the value premium was relatively weak. Value stocks significantly outperformed in 2022 after several years of extended weakness, and the Fund was able to capture this outperformance in the first half of the Reporting Period. But as U.S. markets began to rise again in 2023, value stocks returned to their underperforming ways and with enough intensity to undo the outperformance of the first half. As a result, the Fund’s 13.29% return during the Reporting Period underperformed the S&P 1500 Composite Index’s 19.24% return over the same period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Inc., Meta Platforms, Inc. Class A and Berkshire Hathaway, Inc. Class B. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were CVS Health Corp., Verizon Communications, Inc. and Pfizer, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR S&P 1500 Value Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index
ONE YEAR	13.29%	13.38%	13.35%	13.29%	13.38%	13.35%
FIVE YEARS	63.64%	63.77%	65.08%	10.35%	10.37%	10.54%
TEN YEARS	187.79%	188.17%	193.10%	11.15%	11.16%	11.35%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.4%
Apple, Inc.	2.2
Amazon.com, Inc.	2.1
JPMorgan Chase & Co.	2.0
Exxon Mobil Corp.	1.7
Microsoft Corp.	1.7
Verizon Communications, Inc.	1.7
Walmart, Inc.	1.4
Meta Platforms, Inc. Class A	1.4
Bank of America Corp.	1.3
TOTAL	17.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	21.4%
Information Technology	12.5
Health Care	12.4
Consumer Discretionary	10.0
Communication Services	9.3
Industrials	8.9
Consumer Staples	7.9
Energy	7.7
Materials	3.8
Utilities	3.2
Real Estate	2.7
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR S&P Kensho Clean Power ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Clean Power ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Clean Power Index. The Fund’s benchmark is the S&P Kensho Clean Power Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 9.35%, and the Index was 9.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Solar, Inc., General Electric Co. and Array Technologies, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were FuelCell Energy, Inc., Daqo New Energy Corp., and Plug Power, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
36

SPDR S&P Kensho Clean Power ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Clean Power Index	Net Asset Value	Market Value	S&P Kensho Clean Power Index
ONE YEAR	9.35%	9.26%	9.78%	9.35%	9.26%	9.78%
SINCE INCEPTION(1)	200.84%	200.62%	204.58%	26.49%	26.47%	26.82%
(1)	For the period October 22, 2018 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Clean Power ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
37

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Eos Energy Enterprises, Inc.	3.5%
Generac Holdings, Inc.	2.9
Tesla, Inc.	2.6
Plug Power, Inc.	2.5
JinkoSolar Holding Co. Ltd. ADR	2.5
Cummins, Inc.	2.5
Centrais Eletricas Brasileiras SA ADR	2.4
Shoals Technologies Group, Inc. Class A	2.4
General Electric Co.	2.3
Bloom Energy Corp. Class A	2.3
TOTAL	25.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	41.7%
Utilities	32.2
Information Technology	19.0
Consumer Discretionary	4.8
Energy	2.2
Short-Term Investments	9.9
Liabilities in Excess of Other Assets	(9.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR S&P Kensho Final Frontiers ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Final Frontiers ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Final Frontiers Index. The Fund’s benchmark is the S&P Kensho Final Frontiers Index (the “Index”).
 For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 24.43%, and the Index was 24.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs, securities lending income and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
 The Index started off the period in negative territory for the first quarter of the Reporting Period, returning –5.7%. Fortunately, the demand for Artificial Intelligence (AI), automation, power processing and the robotics industries continued to grow, helping the Index to gain over 18% the final quarter of 2022. Maxar Technologies stock, in particular, contributed large gains to the return when they agreed in December to be taken over by Advent International for $6.4 billion. Unfortunately, although the war in Ukraine may have helped earnings for some of the defense companies, like Northrop Grumman Corp. and Lockhead Martin Corp., rapidly rising fuel prices continued to negatively impact space travel. Despite these rising costs of travel, space satellite communication stocks continued in positive territory, allowing Index to gain an additional 11% during the first 6 months of 2023. The Index finished the Reporting Period with strong positive return of almost 25%, beating standard S&P 500 returns by over 5%.
 The Fund did not invest in derivatives during the Reporting Period.
 On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Maxar Technologies, Inc., Iridium Communications, Inc. and TehcnipFMC PLC.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Virgin Galactic Holdings, Inc., Astra Space, Inc. Class A, and L3Harris Technologies, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

SPDR S&P Kensho Final Frontiers ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index
ONE YEAR	24.43%	24.42%	24.92%	24.43%	24.42%	24.92%
SINCE INCEPTION(1)	51.23%	51.26%	54.24%	9.23%	9.23%	9.69%
(1)	For the period October 22, 2018 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Final Frontiers ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
40

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
HEICO Corp.	4.3%
L3Harris Technologies, Inc.	4.1
Honeywell International, Inc.	4.1
Teledyne Technologies, Inc.	4.1
Hexcel Corp.	4.1
Aerojet Rocketdyne Holdings, Inc.	4.0
Northrop Grumman Corp.	3.9
Rocket Lab USA, Inc.	3.9
Lockheed Martin Corp.	3.9
Boeing Co.	3.9
TOTAL	40.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	70.1%
Information Technology	16.8
Energy	6.4
Communication Services	3.8
Materials	2.8
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
41

SPDR S&P KENSHO FUTURE SECURITY ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Future Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Future Security Index. The Fund’s benchmark is the S&P Kensho Future Security Index (the “Index”).
 For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 11.16%, and the Index was 11.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, cumulation of security misweights, transaction costs, tax withholding differences and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
 The Index started off the period barely achieving positive performance toward the end of 2022. Inflation continued to be generally well above the desired level by many Central Banks. This led to continued global monetary tightening and hawkish rhetoric, with both acting as drags on the market. Additionally, geopolitical tensions continued to challenge the market with the most notable being the ongoing war in Ukraine. All of these factors contributed to rising recession fears and concerns regarding growth which both negatively weighed on the market. On a positive note, there were some signs that inflation could be cooling which slightly buoyed market spirits.
 The second half of the fiscal year was just the opposite as the S&P 500 Index gained nearly 17% and the Index was up over 13% during the same six month period. Despite being beset by a number of challenges including relatively high inflation, a number of bank failures, rising Federal Funds rate, and continued geopolitical concerns, the market succeeded in climbing its wall of worry. It was a period marked by resiliency as the U.S. consumer continued to drive the economy despite the challenges and costs associated with higher interest rates. Hopes grew regarding a potential halt in interest rate hikes and possibly cuts by the end of 2023. The market was also fueled by returns in the Technology sector with thoughts that AI would usher in a new productivity boom. The demand for “smart home” security, increased reliance on mobile apps and heightened demand for cybersecurity protection also helped bolster performance and earnings for future security industry as a whole.
The Fund did not invest in derivatives during the Reporting Period.
 On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Maxar Technologies, Inc., Broadcom, Inc. and Iridium Communications, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Edgio, Inc., 908 Devices, Inc. and Telos Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

SPDR S&P Kensho Future Security ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Future Security Index	Net Asset Value	Market Value	S&P Kensho Future Security Index
ONE YEAR	11.16%	11.10%	11.44%	11.16%	11.10%	11.44%
FIVE YEARS	55.48%	55.40%	57.50%	9.23%	9.22%	9.51%
SINCE INCEPTION(1)	70.34%	69.93%	73.05%	10.15%	10.10%	10.47%
(1)	For the period December 26, 2017 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Future Security ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
43

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Palo Alto Networks, Inc.	2.0%
Rocket Lab USA, Inc.	2.0
Fortinet, Inc.	1.9
SentinelOne, Inc. Class A	1.8
Tenable Holdings, Inc.	1.8
Broadcom, Inc.	1.8
VMware, Inc. Class A	1.8
HEICO Corp.	1.8
Leonardo DRS, Inc.	1.8
Leidos Holdings, Inc.	1.8
TOTAL	18.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	53.1%
Industrials	40.2
Communication Services	3.3
Health Care	3.2
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(6.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
44

SPDR S&P Kensho Intelligent Structures ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Intelligent Structures ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Intelligent Infrastructure Index. The Fund’s benchmark is the S&P Kensho Intelligent Infrastructure Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 13.75%, and the Index was 12.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Global markets declined and growth stumbled in the third quarter of 2022, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. After rallying early in the third quarter, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. After three consecutive quarters of negative performance, the last quarter of 2022 ended the year positively for global equities largely due to the equity rallies seen during October and November. However, the sustainability of these gains was in doubt, as the high inflationary environment continued globally, with no end in sight for the Russia-Ukraine war. The first quarter of 2023 with inflation in decline and prospects of easier monetary policy the markets started with a strong rally in equities in January. The rally was short lived due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. The second quarter of 2023 started with investors worried about the potential for further rate hikes, slow growth in China, and the turmoil of the U.S. debt ceiling negotiations. Towards the end of the quarter investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy. The yield curve was still warning of a possible recession, but investors were happy to add to holdings in the U.S. data from Europe was mixed with some countries seeing steady falls in inflation while for others it remained stubbornly high.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Badger Meter, Inc., Vivint Smart Home and Xylem, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Blink Charging Co., Proterra, Inc. and Ideanomics, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
45

SPDR S&P Kensho Intelligent Structures ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index
ONE YEAR	13.75%	13.79%	12.67%	13.75%	13.79%	12.67%
FIVE YEARS	31.45%	31.35%	30.23%	5.62%	5.61%	5.42%
SINCE INCEPTION(1)	27.42%	26.96%	26.33%	4.50%	4.43%	4.33%
(1)	For the period December 26, 2017 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Intelligent Structures ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
46

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Generac Holdings, Inc.	3.2%
Carrier Global Corp.	2.8
Johnson Controls International PLC	2.8
Pentair PLC	2.7
Shoals Technologies Group, Inc. Class A	2.7
Tetra Tech, Inc.	2.7
Xylem, Inc.	2.7
Honeywell International, Inc.	2.7
Bloom Energy Corp. Class A	2.7
Parsons Corp.	2.7
TOTAL	27.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	56.7%
Information Technology	23.3
Communication Services	6.9
Energy	5.1
Consumer Discretionary	4.8
Utilities	2.9
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(9.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
47

SPDR S&P Kensho New Economies Composite ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho New Economies Composite ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho New Economies Composite Index. The Fund’s benchmark is the S&P Kensho New Economies Composite Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 11.41%, and the Index was 10.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Global markets declined and growth stumbled in the third quarter of 2022, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. After rallying early in the third quarter, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. After three consecutive quarters of negative performance, the last quarter of 2022 ended the year positively for global equities largely due to the equity rallies seen during October and November. However, the sustainability of these gains was in doubt, as the high inflationary environment continued globally, with no end in sight for the Russia-Ukraine war. The first quarter of 2023 with inflation in decline and prospects of easier monetary policy the markets started with a strong rally in equities in January. The rally was short lived due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. The second quarter of 2023 started with investors worried about the potential for further rate hikes, slow growth in China, and the turmoil of the U.S. debt ceiling negotiations. Towards the end of the quarter investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy. The yield curve was still warning of a possible recession, but investors were happy to add to holdings in the U.S. data from Europe was mixed with some countries seeing steady falls in inflation while for others it remained stubbornly high.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Hut 8 Mining Corp., Meta Platforms, Inc. Class A, and NVIDIA Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were View, Inc., Ouster, Inc., and Workhorse Group, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
48

SPDR S&P Kensho New Economies Composite ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index
ONE YEAR	11.41%	11.37%	10.97%	11.41%	11.37%	10.97%
SINCE INCEPTION(1)	55.63%	55.60%	54.93%	9.90%	9.89%	9.79%
(1)	For the period October 22, 2018 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho New Economies Composite ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
49

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Coinbase Global, Inc. Class A	1.3%
Hut 8 Mining Corp.	1.2
Teledyne Technologies, Inc.	1.2
Snap, Inc. Class A	1.2
Meta Platforms, Inc. Class A	1.1
PTC, Inc.	1.1
Elbit Systems Ltd.	1.1
Marathon Digital Holdings, Inc.	1.0
Leidos Holdings, Inc.	1.0
Apple, Inc.	0.9
TOTAL	11.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	35.8%
Industrials	22.0
Health Care	14.7
Communication Services	9.7
Financials	8.2
Consumer Discretionary	5.4
Materials	1.8
Utilities	1.0
Energy	1.0
Consumer Staples	0.2
Short-Term Investments	9.7
Liabilities in Excess of Other Assets	(9.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
50

SPDR S&P Kensho Smart Mobility ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Smart Mobility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Smart Transportation Index. The Fund’s benchmark is the S&P Kensho Smart Transportation Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –0.71%, and the Index was –2.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted NVIDIA Corp. and other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were NVIDIA Corp., Uber Technologies, Inc. and Modine Manufacturing Co.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lordstown Motors Corp., Workhorse Group, Inc. and Blink Charging Co.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
51

SPDR S&P KENSHO SMART MOBILITY ETF
Portfolio Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index
ONE YEAR	(0.71)%	(0.66)%	(2.18)%	(0.71)%	(0.66)%	(2.18)%
FIVE YEARS	22.30%	22.21%	19.11%	4.11%	4.09%	3.56%
SINCE INCEPTION(1)	21.59%	21.64%	18.65%	3.61%	3.62%	3.15%
(1)	For the period December 26, 2017 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Smart Mobility ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
52

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Nikola Corp.	3.2%
XPeng, Inc. ADR	2.2
EHang Holdings Ltd. ADR	1.9
NIO, Inc. ADR	1.7
Rivian Automotive, Inc. Class A	1.7
Avis Budget Group, Inc.	1.6
Tesla, Inc.	1.6
Dana, Inc.	1.6
Polestar Automotive Holding U.K. PLC Class A, ADR	1.6
Allegro MicroSystems, Inc.	1.6
TOTAL	18.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Consumer Discretionary	35.5%
Industrials	34.6
Information Technology	26.4
Materials	2.4
Communication Services	1.0
Short-Term Investments	9.0
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
53

SPDR S&P SMALLCAP 600 ESG ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P SmallCap 600 ESG ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to securities that meet certain sustainability criteria (criteria related to environmental, social and governance (“ESG”) factors), while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. The Fund’s benchmark is the S&P SmallCap 600 ESG Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 9.39%, and the Index was 9.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Information Technology, Industries and Consumer Discretionary were primary drivers of Fund performance during the Reporting Period. Financials, Real Estate and Energy were the worst performing sectors.
U.S. Equity investors have enjoyed strong returns over the past year, with the S&P 500 Index posting an impressive 18.05% total return. Small cap securities also progressed with the S&P 600 Index advancing 9.75% over this period. For the first six months of 2023, the S&P 500 Index was up 16.89% and the Bloomberg U.S. Aggregate Bond Index climbed 2.09%, resulting in a positive rebound for traditional 60/40 balanced investors, a welcome reprieve from 2022 strong losses.
From a macroeconomic perspective, last year was marked by Central Banks around the world lifting interest rates to combat persistent inflationary pressures. In the U.S. the U.S. Federal Funds Effective Rate moved from 1.21% in June 2022 to 5.08% at the end of June 2023. This strong increase in interest rates has impacted consumers and business alike. The Federal Reserve (“the Fed”) has committed to bring down inflation and will employ all means at its disposal to achieve this objective. The question for the U.S. economy is whether a soft landing can be achieved or will this restrictive monetary policy yield a mild recession.
At the same time, international geopolitical tensions continued particularly in Europe with the ongoing war in Ukraine. This conflict has now extended for over one year with no clear end in sight. The U.S. and its NATO allies have committed to providing assistance to Ukraine to defeat Russia and this commitment seems to be unwavering. At the same time, the U.S.-China bilateral relationship has been tested. Risks of a potential war between China and Taiwan along with bilateral trade imbalances pose medium term risk for investors.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Rambus, Inc., elf Beauty, Inc. and Axcelis Technologies, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Rogers Corp, Trupanion, Inc. and ServisFirst Bancshares, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
54

SPDR S&P SmallCap 600 ESG ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 ESG Index	Net Asset Value	Market Value	S&P SmallCap 600 ESG Index
ONE YEAR	9.39%	9.67%	9.53%	9.39%	9.67%	9.53%
SINCE INCEPTION(1)	(9.00)%	(9.56)%	(8.76)%	(6.22)%	(6.62)%	(6.05)%
(1)	For the period January 10, 2022 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (01/10/22, 01/11/22, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P SmallCap 600 ESG ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
55

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
SPS Commerce, Inc.	1.0%
Rambus, Inc.	1.0
Axcelis Technologies, Inc.	0.9
Comfort Systems USA, Inc.	0.9
elf Beauty, Inc.	0.8
Onto Innovation, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Ensign Group, Inc.	0.8
Meritage Homes Corp.	0.8
Livent Corp.	0.7
TOTAL	8.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Banks	8.6%
Machinery	5.4
Semiconductors & Semiconductor Equipment	4.9
Specialty Retail	4.6
Electronic Equipment, Instruments & Components	4.5
Chemicals	3.7
Household Durables	3.7
Health Care Providers & Services	3.4
Software	3.4
Biotechnology	2.9
Health Care Equipment & Supplies	2.8
Oil, Gas & Consumable Fuels	2.5
Construction & Engineering	2.5
Insurance	2.4
Food Products	2.2
Hotels, Restaurants & Leisure	2.2
Metals & Mining	2.2
Commercial Services & Supplies	2.2
Building Products	2.0
Energy Equipment & Services	2.0
Retail REITs	1.8
Communications Equipment	1.8
Financial Services	1.8
Trading Companies & Distributors	1.7
Water Utilities	1.4
Automobile Components	1.3
Hotel & Resort REITs	1.2
Capital Markets	1.2
Consumer Finance	1.2
Diversified Consumer Services	1.2
Personal Care Products	1.2
Pharmaceuticals	1.1
Professional Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Office REITs	0.9
Real Estate Management & Development	0.8
Air Freight & Logistics	0.8
Consumer Staples Distribution & Retail	0.8
Health Care Technology	0.7
Industrial REITs	0.7
Mortgage Real Estate Investment Trust (REITs)	0.6
Interactive Media & Services	0.6
Electrical Equipment	0.6
Passenger Airlines	0.6
Multi-Utilities	0.6
Residential REITs	0.5
Specialized REITs	0.5
Health Care REITs	0.5
Media	0.5
Ground Transportation	0.5
Diversified REITs	0.5
Marine Transportation	0.4
Beverages	0.4
Diversified Telecommunication Services	0.3
Automobiles	0.3
Entertainment	0.3
See accompanying notes to financial statements.
56

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Gas Utilities	0.2%
Paper & Forest Products	0.1
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
57

SPDR SSGA U.S. Large Cap Low Volatility Index ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR SSGA U.S. Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index The Fund’s benchmark is the SSGA U.S. Large Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 9.48%, and the Index was 9.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of fees and expenses, cash drag, and security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was not a favorable environment one for low volatility strategies including the Fund. The Fund underperformed Russell 1000 Index by 9.88% during this period. However, the Fund did provide downside protection versus market cap indices such as Russell 1000 Index during three out of four negative return months including the months of August 2022, September 2022 and December 2022.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the last quarter of 2022. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks—driven by depositors chasing higher yields available in money market funds and the like—significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted NVIDIA Corp. and other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Vulcan Materials Co., PACCAR, Inc., Oracle Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Crown Castle, Inc., Dominion Energy, Inc. and Verizon Communications, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
58

SPDR SSGA US Large Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)
ONE YEAR	9.48%	9.39%	9.61%	9.48%	9.39%	9.61%
FIVE YEARS	72.56%	72.16%	73.45%	11.53%	11.48%	11.64%
TEN YEARS	202.90%	203.04%	207.53%	11.72%	11.72%	11.89%
(1)	The SSGA US Large Cap Low Volatility Index reflects linked performance returns of both the SSGA US Large Cap Low Volatility Index and the Russell 1000 Low Volatility Index. The index returns are reflective of the Russell 1000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Large Cap Low Volatility Index effective 12/13/2016.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA US Large Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
59

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Hershey Co.	1.2%
Republic Services, Inc.	1.2
Walmart, Inc.	1.2
PepsiCo, Inc.	1.2
Verizon Communications, Inc.	1.2
Procter & Gamble Co.	1.1
Colgate-Palmolive Co.	1.1
McDonald's Corp.	1.1
Johnson & Johnson	1.1
Public Storage REIT	1.1
TOTAL	11.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	19.0%
Industrials	18.1
Real Estate	11.0
Utilities	9.2
Information Technology	8.8
Health Care	8.3
Consumer Staples	7.7
Consumer Discretionary	7.3
Materials	6.0
Communication Services	2.3
Energy	2.0
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
60

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR SSGA U.S. Small Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. The Fund’s benchmark is the SSGA U.S. Small Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 1.56%, and the Index was 1.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Low volatility small cap stocks were able to perform slightly better than the broader small cap market in the first half of the Reporting Period as markets declined. But as markets began to rise again in 2023, low volatility stocks started to underperform significantly, and this was particularly true for low volatility small cap stocks. As a result, the Fund’s 1.56% return during the Reporting Period was significantly worse than the Russell 2000 Index’s 12.31% return over the same period.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (“the Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were UFP Technologies, Inc., AAON, Inc., and Lancaster Colony Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were CVB Financial Corp., Orchestra BioMed Holdings, Inc. and Southwest Gas Holdings, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
61

SPDR SSGA US Small Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)
ONE YEAR	1.56%	1.54%	1.61%	1.56%	1.54%	1.61%
FIVE YEARS	24.38%	24.35%	25.55%	4.46%	4.45%	4.66%
TEN YEARS(2)	133.16%	133.33%	135.33%	8.83%	8.84%	8.93%
(1)	The SSGA US Small Cap Low Volatility Index reflects linked performance returns of both the SSGA US Small Cap Low Volatility Index and the Russell 2000 Low Volatility Index. The index returns are reflective of the Russell 2000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Small Cap Low Volatility Index effective 12/13/2016.
(2)	For the period February 20, 2013 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA US Small Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
62

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Equity Commonwealth REIT	1.5%
NewMarket Corp.	0.7
National HealthCare Corp.	0.7
MGE Energy, Inc.	0.6
City Holding Co.	0.6
Southwest Gas Holdings, Inc.	0.6
NorthWestern Corp.	0.5
Chesapeake Utilities Corp.	0.5
NWTN, Inc. Class B	0.5
Spire, Inc.	0.5
TOTAL	6.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	30.3%
Industrials	17.0
Health Care	10.8
Real Estate	10.1
Information Technology	9.6
Consumer Discretionary	6.4
Materials	4.5
Utilities	4.1
Consumer Staples	3.1
Communication Services	2.5
Energy	1.3
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.3%
Axon Enterprise, Inc. (a)	352	$ 68,682
HEICO Corp.	194	34,326
HEICO Corp. Class A	228	32,057
L3Harris Technologies, Inc.	649	127,055
		262,120
AUTOMOBILES — 3.0%
Lucid Group, Inc. (a)	32,986	227,273
Rivian Automotive, Inc. Class A (a)	14,330	238,738
Tesla, Inc. (a)	10,039	2,627,909
		3,093,920
BANKS — 1.4%
Bank of New York Mellon Corp.	3,678	163,745
JPMorgan Chase & Co.	7,160	1,041,350
M&T Bank Corp.	510	63,118
Northern Trust Corp.	1,167	86,521
U.S. Bancorp	3,406	112,534
		1,467,268
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	2,161	144,312
Keurig Dr Pepper, Inc.	3,227	100,908
Monster Beverage Corp. (a)	2,270	130,389
		375,609
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	3,536	476,405
Alnylam Pharmaceuticals, Inc. (a)	572	108,646
Amgen, Inc.	951	211,141
Biogen, Inc. (a)	456	129,892
BioMarin Pharmaceutical, Inc. (a)	1,064	92,228
Exact Sciences Corp. (a)	546	51,269
Incyte Corp. (a)	736	45,816
Moderna, Inc. (a)	778	94,527
Neurocrine Biosciences, Inc. (a)	408	38,474
Regeneron Pharmaceuticals, Inc. (a)	337	242,148
Seagen, Inc. (a)	543	104,506
Vertex Pharmaceuticals, Inc. (a)	777	273,434
		1,868,486
BROADLINE RETAIL — 3.5%
Amazon.com, Inc. (a)	23,810	3,103,872
eBay, Inc.	3,848	171,967
Etsy, Inc. (a)	1,286	108,809
MercadoLibre, Inc. (a)	204	241,658
		3,626,306
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	876	63,755
Allegion PLC	2,342	281,087
Fortune Brands Innovations, Inc.	306	22,017
		366,859
Security Description	Shares	Value
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	102	$ 33,880
BlackRock, Inc.	669	462,373
Blackstone, Inc.	1,777	165,208
Cboe Global Markets, Inc.	725	100,057
Charles Schwab Corp.	6,996	396,533
CME Group, Inc.	1,804	334,263
FactSet Research Systems, Inc.	279	111,781
Intercontinental Exchange, Inc.	2,345	265,173
KKR & Co., Inc.	1,632	91,392
MarketAxess Holdings, Inc.	350	91,497
Moody's Corp.	1,612	560,525
Nasdaq, Inc.	2,125	105,931
S&P Global, Inc.	2,001	802,181
SEI Investments Co.	1,780	106,124
T Rowe Price Group, Inc.	1,188	133,080
Tradeweb Markets, Inc. Class A	274	18,763
		3,778,761
CHEMICALS — 1.1%
Albemarle Corp.	272	60,680
International Flavors & Fragrances, Inc.	102	8,118
Sherwin-Williams Co.	4,180	1,109,874
		1,178,672
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	293	145,644
Copart, Inc. (a)	2,000	182,420
Rollins, Inc.	3,135	134,272
		462,336
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	7,528	389,499
Juniper Networks, Inc.	10,907	341,716
Motorola Solutions, Inc.	1,383	405,606
		1,136,821
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	164	75,717
Vulcan Materials Co.	219	49,372
		125,089
CONSUMER FINANCE — 0.4%
American Express Co.	1,815	316,173
Discover Financial Services	636	74,317
		390,490
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
Dollar General Corp.	889	150,934
Target Corp.	112	14,773
		165,707
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	306	20,673
ELECTRIC UTILITIES — 1.2%
Edison International	17,128	1,189,540

See accompanying notes to financial statements.
64

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 2.2%
AMETEK, Inc.	3,791	$ 613,687
Eaton Corp. PLC	1,912	384,503
Rockwell Automation, Inc.	3,792	1,249,275
		2,247,465
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	1,823	154,864
Cognex Corp.	714	39,998
Corning, Inc.	5,337	187,009
Keysight Technologies, Inc. (a)	1,074	179,841
Trimble, Inc. (a)	2,556	135,315
		697,027
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc. (a)	750	63,225
Liberty Media Corp.-Liberty Formula One Class C (a)	1,302	98,014
Netflix, Inc. (a)	1,292	569,113
Take-Two Interactive Software, Inc. (a)	204	30,021
Walt Disney Co. (a)	5,270	470,506
		1,230,879
FINANCIAL SERVICES — 3.5%
Apollo Global Management, Inc.	1,822	139,948
Block, Inc. (a)	462	30,755
Fiserv, Inc. (a)	650	81,998
Mastercard, Inc. Class A	3,228	1,269,572
PayPal Holdings, Inc. (a)	3,105	207,197
Visa, Inc. Class A	7,653	1,817,434
		3,546,904
FOOD PRODUCTS — 0.7%
Darling Ingredients, Inc. (a)	2,400	153,096
Hershey Co.	2,168	541,350
McCormick & Co., Inc.	204	17,795
		712,241
GROUND TRANSPORTATION — 0.7%
Old Dominion Freight Line, Inc.	608	224,808
Uber Technologies, Inc. (a)	3,774	162,923
U-Haul Holding Co.	2,304	116,744
Union Pacific Corp.	1,087	222,422
		726,897
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Align Technology, Inc. (a)	178	62,948
Baxter International, Inc.	244	11,117
Becton Dickinson & Co.	556	146,790
Boston Scientific Corp. (a)	4,284	231,722
Cooper Cos., Inc.	341	130,750
Dexcom, Inc. (a)	1,412	181,456
Edwards Lifesciences Corp. (a)	3,544	334,306
Hologic, Inc. (a)	1,385	112,143
IDEXX Laboratories, Inc. (a)	389	195,367
Insulet Corp. (a)	243	70,067
Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	960	$ 328,262
Masimo Corp. (a)	170	27,973
Medtronic PLC	4,690	413,189
Novocure Ltd. (a)	368	15,272
ResMed, Inc.	816	178,296
Stryker Corp.	1,199	365,803
Teleflex, Inc.	249	60,265
Zimmer Biomet Holdings, Inc.	880	128,128
		2,993,854
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Elevance Health, Inc.	688	305,672
Humana, Inc.	402	179,746
Laboratory Corp. of America Holdings	89	21,478
Quest Diagnostics, Inc.	230	32,329
UnitedHealth Group, Inc.	2,694	1,294,844
		1,834,069
HEALTH CARE REITs — 0.8%
Healthpeak Properties, Inc. REIT	28,161	566,036
Ventas, Inc. REIT	1,530	72,323
Welltower, Inc. REIT	2,040	165,016
		803,375
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	463	91,549
HOTELS, RESTAURANTS & LEISURE — 2.3%
Airbnb, Inc. Class A (a)	1,936	248,118
Chipotle Mexican Grill, Inc. (a)	71	151,869
Hilton Worldwide Holdings, Inc.	238	34,641
McDonald's Corp.	4,311	1,286,445
Starbucks Corp.	3,763	372,763
Vail Resorts, Inc.	47	11,833
Yum! Brands, Inc.	1,534	212,535
		2,318,204
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	1,632	170,201
NVR, Inc. (a)	24	152,415
		322,616
HOUSEHOLD PRODUCTS — 0.1%
Church & Dwight Co., Inc.	828	82,990
INDUSTRIAL CONGLOMERATES — 0.3%
Honeywell International, Inc.	1,268	263,110
INDUSTRIAL REITs — 1.1%
Prologis, Inc. REIT	9,542	1,170,135
INSURANCE — 3.1%
Aflac, Inc.	6,783	473,453
Allstate Corp.	958	104,460
American Financial Group, Inc.	1,617	192,019
Arch Capital Group Ltd. (a)	3,313	247,978
Arthur J Gallagher & Co.	230	50,501
Brown & Brown, Inc.	2,612	179,810
Chubb Ltd.	1,832	352,770
Cincinnati Financial Corp.	1,287	125,251

See accompanying notes to financial statements.
65

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Erie Indemnity Co. Class A	295	$ 61,953
Globe Life, Inc.	638	69,938
Hartford Financial Services Group, Inc.	2,017	145,264
Markel Group, Inc. (a)	121	167,365
Marsh & McLennan Cos., Inc.	1,969	370,329
MetLife, Inc.	2,001	113,117
Progressive Corp.	1,870	247,532
Travelers Cos., Inc.	371	64,428
W R Berkley Corp.	1,286	76,594
Willis Towers Watson PLC	574	135,177
		3,177,939
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class A (a)	8,987	1,075,744
Alphabet, Inc. Class C (a)	13,208	1,597,772
Match Group, Inc. (a)	816	34,150
Meta Platforms, Inc. Class A (a)	6,282	1,802,808
Pinterest, Inc. Class A (a)	1,122	30,675
Snap, Inc. Class A (a)	2,142	25,361
		4,566,510
IT SERVICES — 1.6%
Accenture PLC Class A	2,317	714,980
EPAM Systems, Inc. (a)	32	7,192
International Business Machines Corp.	4,136	553,438
MongoDB, Inc. (a)	62	25,481
Okta, Inc. (a)	408	28,295
Snowflake, Inc. Class A (a)	272	47,867
Twilio, Inc. Class A (a)	191	12,151
VeriSign, Inc. (a)	1,128	254,894
		1,644,298
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	714	46,246
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Agilent Technologies, Inc.	964	115,921
Avantor, Inc. (a)	1,734	35,616
Bio-Rad Laboratories, Inc. Class A (a)	152	57,626
Bio-Techne Corp.	572	46,692
Danaher Corp.	2,912	698,880
Illumina, Inc. (a)	537	100,682
IQVIA Holdings, Inc. (a)	100	22,477
Mettler-Toledo International, Inc. (a)	329	431,530
Revvity, Inc.	1,358	161,317
Thermo Fisher Scientific, Inc.	1,330	693,928
Waters Corp. (a)	692	184,446
West Pharmaceutical Services, Inc.	996	380,940
		2,930,055
MACHINERY — 3.1%
Deere & Co.	250	101,298
Fortive Corp.	6,505	486,379
IDEX Corp.	1,117	240,445
Illinois Tool Works, Inc.	3,203	801,263
Security Description	Shares	Value
Pentair PLC	8,367	$ 540,508
Xylem, Inc.	9,299	1,047,253
		3,217,146
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	431	158,336
Comcast Corp. Class A	7,268	301,985
Fox Corp. Class A	1,096	37,264
Fox Corp. Class B	1,065	33,963
Liberty Broadband Corp. Class C (a)	4,166	333,738
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,734	56,754
Sirius XM Holdings, Inc.	13,921	63,062
Trade Desk, Inc. Class A (a)	589	45,483
		1,030,585
METALS & MINING — 0.1%
Newmont Corp.	3,015	128,620
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	651	127,843
PHARMACEUTICALS — 5.6%
Bristol-Myers Squibb Co.	6,858	438,569
Catalent, Inc. (a)	871	37,767
Eli Lilly & Co.	3,555	1,667,224
Jazz Pharmaceuticals PLC (a)	620	76,861
Johnson & Johnson	7,751	1,282,945
Merck & Co., Inc.	8,968	1,034,818
Pfizer, Inc.	11,938	437,886
Zoetis, Inc.	4,321	744,119
		5,720,189
PROFESSIONAL SERVICES — 1.2%
Automatic Data Processing, Inc.	407	89,454
Booz Allen Hamilton Holding Corp.	278	31,025
CoStar Group, Inc. (a)	1,986	176,754
Equifax, Inc.	504	118,591
Jacobs Solutions, Inc.	3,557	422,892
Leidos Holdings, Inc.	120	10,618
Paychex, Inc.	1,396	156,170
Robert Half International, Inc.	454	34,150
TransUnion	184	14,413
Verisk Analytics, Inc.	732	165,454
		1,219,521
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
Zillow Group, Inc. Class C (a)	306	15,380
RESIDENTIAL REITs — 0.9%
AvalonBay Communities, Inc. REIT	1,803	341,254
Equity LifeStyle Properties, Inc. REIT	164	10,970
Equity Residential REIT	1,787	117,888
Essex Property Trust, Inc. REIT	1,963	459,931
Sun Communities, Inc. REIT	204	26,614
		956,657

See accompanying notes to financial statements.
66

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
RETAIL REITs — 0.9%
Kimco Realty Corp. REIT	14,946	$ 294,735
Realty Income Corp. REIT	8,694	519,814
Simon Property Group, Inc. REIT	1,154	133,264
		947,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.4%
Advanced Micro Devices, Inc. (a)	3,958	450,856
Analog Devices, Inc.	3,899	759,564
Broadcom, Inc.	324	281,047
Enphase Energy, Inc. (a)	3,175	531,749
First Solar, Inc. (a)	3,029	575,783
Intel Corp.	15,034	502,737
KLA Corp.	465	225,534
Marvell Technology, Inc.	9,087	543,221
Monolithic Power Systems, Inc.	629	339,805
NVIDIA Corp.	7,912	3,346,934
QUALCOMM, Inc.	7,289	867,683
SolarEdge Technologies, Inc. (a)	1,523	409,763
Texas Instruments, Inc.	4,262	767,245
		9,601,921
SOFTWARE — 12.4%
Adobe, Inc. (a)	2,126	1,039,593
ANSYS, Inc. (a)	237	78,274
Autodesk, Inc. (a)	647	132,383
DocuSign, Inc. (a)	376	19,210
Fortinet, Inc. (a)	1,764	133,341
HubSpot, Inc. (a)	33	17,559
Intuit, Inc.	2,259	1,035,051
Microsoft Corp.	21,366	7,275,978
Oracle Corp.	5,052	601,643
Palo Alto Networks, Inc. (a)	120	30,661
Paycom Software, Inc.	67	21,523
Roper Technologies, Inc.	383	184,146
Salesforce, Inc. (a)	2,982	629,977
ServiceNow, Inc. (a)	1,222	686,727
Synopsys, Inc. (a)	536	233,380
Tyler Technologies, Inc. (a)	115	47,894
VMware, Inc. Class A (a)	3,131	449,893
Workday, Inc. Class A (a)	423	95,551
Zoom Video Communications, Inc. Class A (a)	161	10,929
		12,723,713
SPECIALIZED REITs — 3.6%
American Tower Corp. REIT	1,678	325,431
Crown Castle, Inc. REIT	2,166	246,794
Digital Realty Trust, Inc. REIT	12,831	1,461,066
Equinix, Inc. REIT	1,054	826,273
Extra Space Storage, Inc. REIT	820	122,057
Security Description	Shares	Value
Public Storage REIT	1,268	$ 370,104
VICI Properties, Inc. REIT	10,484	329,512
		3,681,237
SPECIALTY RETAIL — 2.3%
Burlington Stores, Inc. (a)	306	48,161
Home Depot, Inc.	3,018	937,512
Lowe's Cos., Inc.	2,059	464,716
O'Reilly Automotive, Inc. (a)	318	303,785
Ross Stores, Inc.	1,376	154,291
TJX Cos., Inc.	4,515	382,827
Ulta Beauty, Inc. (a)	243	114,355
		2,405,647
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.9%
Apple, Inc.	46,941	9,105,146
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc. (a)	409	154,806
NIKE, Inc. Class B	1,344	148,337
VF Corp.	1,118	21,343
		324,486
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	3,867	228,115
W.W. Grainger, Inc.	53	41,795
		269,910
TOTAL COMMON STOCKS (Cost $98,402,482)		102,390,834
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d) (Cost $153,385)	153,356	153,387
TOTAL INVESTMENTS — 100.0% (Cost $98,555,867)		102,544,221
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		40,649
NET ASSETS — 100.0%		$ 102,584,870
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
67

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$102,390,834	$—	$—	$102,390,834
Short-Term Investment	153,387	—	—	153,387
TOTAL INVESTMENTS	$102,544,221	$—	$—	$102,544,221

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	221,509	$221,487	$2,890,227	$2,958,389	$45	$17	153,356	$153,387	$4,543
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
BWX Technologies, Inc.	8,034	$ 574,993
Curtiss-Wright Corp.	3,397	623,893
General Dynamics Corp.	6,413	1,379,757
HEICO Corp.	2,247	397,584
HEICO Corp. Class A	4,480	629,888
Hexcel Corp.	4,007	304,612
Huntington Ingalls Industries, Inc.	7,309	1,663,529
L3Harris Technologies, Inc.	5,373	1,051,872
Textron, Inc.	9,952	673,054
Woodward, Inc.	2,908	345,790
		7,644,972
AIR FREIGHT & LOGISTICS — 1.4%
CH Robinson Worldwide, Inc.	30,722	2,898,621
Expeditors International of Washington, Inc.	25,465	3,084,575
FedEx Corp.	6,060	1,502,274
		7,485,470
AUTOMOBILE COMPONENTS — 1.1%
BorgWarner, Inc.	46,014	2,250,545
Gentex Corp.	60,051	1,757,092
Lear Corp.	14,486	2,079,465
		6,087,102
AUTOMOBILES — 0.2%
Thor Industries, Inc.	12,268	1,269,738
BANKS — 0.8%
Bank OZK	8,515	341,962
BOK Financial Corp.	2,889	233,373
Columbia Banking System, Inc.	18,353	372,199
Commerce Bancshares, Inc.	8,874	432,164
Cullen/Frost Bankers, Inc.	2,736	294,202
East West Bancorp, Inc.	5,866	309,666
First Hawaiian, Inc.	7,836	141,126
FNB Corp.	35,326	404,130
M&T Bank Corp.	5,458	675,482
Pinnacle Financial Partners, Inc.	4,620	261,723
Popular, Inc.	6,783	410,507
Prosperity Bancshares, Inc.	7,403	418,122
Wintrust Financial Corp.	4,971	360,994
		4,655,650
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	609	187,840
Brown-Forman Corp. Class A	2,816	191,685
Brown-Forman Corp. Class B	8,200	547,596
Constellation Brands, Inc. Class A	5,101	1,255,509
Molson Coors Beverage Co. Class B	9,751	642,006
		2,824,636
BIOTECHNOLOGY — 0.8%
Exelixis, Inc. (a)	32,793	626,674
Incyte Corp. (a)	24,516	1,526,121
Security Description	Shares	Value
Neurocrine Biosciences, Inc. (a)	9,398	$ 886,232
United Therapeutics Corp. (a)	6,112	1,349,224
		4,388,251
BROADLINE RETAIL — 0.3%
eBay, Inc.	19,330	863,857
Macy's, Inc.	51,576	827,795
		1,691,652
BUILDING PRODUCTS — 2.5%
A.O. Smith Corp.	13,767	1,001,962
Advanced Drainage Systems, Inc.	1,652	187,965
Allegion PLC	3,646	437,593
Armstrong World Industries, Inc.	8,385	615,962
Builders FirstSource, Inc. (a)	7,701	1,047,336
Carlisle Cos., Inc.	5,773	1,480,948
Carrier Global Corp.	23,644	1,175,343
Fortune Brands Innovations, Inc.	20,910	1,504,474
Johnson Controls International PLC	16,858	1,148,704
Lennox International, Inc.	1,751	570,949
Masco Corp.	36,808	2,112,043
Owens Corning	6,665	869,783
Trane Technologies PLC	7,097	1,357,372
		13,510,434
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	9,525	1,427,702
Carlyle Group, Inc.	9,192	293,684
Cboe Global Markets, Inc.	6,166	850,970
Evercore, Inc. Class A	9,273	1,146,050
FactSet Research Systems, Inc.	4,273	1,711,978
Franklin Resources, Inc.	26,371	704,369
Houlihan Lokey, Inc.	8,824	867,488
Interactive Brokers Group, Inc. Class A	4,417	366,920
Invesco Ltd.	20,907	351,447
Janus Henderson Group PLC	24,721	673,647
Lazard Ltd. Class A	21,346	683,072
LPL Financial Holdings, Inc.	5,982	1,300,666
MarketAxess Holdings, Inc.	2,439	637,603
Nasdaq, Inc.	17,376	866,194
SEI Investments Co.	27,186	1,620,829
Stifel Financial Corp.	7,728	461,130
T Rowe Price Group, Inc.	16,986	1,902,772
Tradeweb Markets, Inc. Class A	7,649	523,804
Virtu Financial, Inc. Class A	10,603	181,205
		16,571,530
CHEMICALS — 2.8%
Ashland, Inc.	4,818	418,732
Axalta Coating Systems Ltd. (a)	9,894	324,622
CF Industries Holdings, Inc.	52,254	3,627,473
Dow, Inc.	27,711	1,475,888
DuPont de Nemours, Inc.	11,535	824,060
Eastman Chemical Co.	8,512	712,625
Element Solutions, Inc.	10,288	197,530
FMC Corp.	5,098	531,925
Huntsman Corp.	46,654	1,260,591

See accompanying notes to financial statements.
69

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
LyondellBasell Industries NV Class A	42,244	$ 3,879,266
NewMarket Corp.	1,665	669,530
RPM International, Inc.	7,230	648,748
Westlake Corp.	4,998	597,111
		15,168,101
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Clean Harbors, Inc. (a)	8,799	1,446,819
Copart, Inc. (a)	14,841	1,353,647
Driven Brands Holdings, Inc. (a)	2,694	72,900
MSA Safety, Inc.	2,509	436,466
RB Global, Inc.	16,472	988,320
Republic Services, Inc.	7,735	1,184,770
Rollins, Inc.	19,099	818,010
Stericycle, Inc. (a)	7,356	341,613
Tetra Tech, Inc.	5,797	949,201
		7,591,746
COMMUNICATIONS EQUIPMENT — 0.6%
F5, Inc. (a)	16,105	2,355,518
Juniper Networks, Inc.	25,531	799,886
Lumentum Holdings, Inc. (a) (b)	2,618	148,519
		3,303,923
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	17,475	1,479,958
EMCOR Group, Inc.	9,249	1,709,030
MDU Resources Group, Inc.	53,498	1,120,248
Quanta Services, Inc.	8,129	1,596,942
Valmont Industries, Inc.	3,709	1,079,505
		6,985,683
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,046	940,675
CONSUMER FINANCE — 0.4%
Credit Acceptance Corp. (a)	590	299,679
Discover Financial Services	11,829	1,382,219
Synchrony Financial	12,434	421,761
		2,103,659
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
Albertsons Cos., Inc. Class A	98,509	2,149,466
BJ's Wholesale Club Holdings, Inc. (a)	19,558	1,232,350
Casey's General Stores, Inc.	9,952	2,427,094
Dollar General Corp.	9,481	1,609,684
Grocery Outlet Holding Corp. (a)	15,535	475,526
Kroger Co.	71,959	3,382,073
Walgreens Boots Alliance, Inc.	26,294	749,116
		12,025,309
CONTAINERS & PACKAGING — 3.1%
Amcor PLC	121,288	1,210,454
AptarGroup, Inc.	7,447	862,809
Ardagh Group SA (b)	1,132	10,641
Ardagh Metal Packaging SA (b)	16,633	62,540
Avery Dennison Corp.	9,519	1,635,364
Security Description	Shares	Value
Ball Corp.	15,041	$ 875,537
Berry Global Group, Inc.	21,026	1,352,813
Crown Holdings, Inc.	11,001	955,657
Graphic Packaging Holding Co.	66,431	1,596,337
International Paper Co.	88,074	2,801,634
Packaging Corp. of America	19,361	2,558,750
Sealed Air Corp.	17,851	714,040
Silgan Holdings, Inc.	21,226	995,287
Sonoco Products Co.	11,498	678,612
Westrock Co.	28,887	839,745
		17,150,220
DISTRIBUTORS — 1.4%
Genuine Parts Co.	15,968	2,702,265
LKQ Corp.	66,923	3,899,603
Pool Corp.	3,037	1,137,782
		7,739,650
DIVERSIFIED CONSUMER SERVICES — 0.6%
Grand Canyon Education, Inc. (a)	7,614	785,841
H&R Block, Inc.	40,572	1,293,030
Mister Car Wash, Inc. (a) (b)	3,317	32,009
Service Corp. International	15,756	1,017,680
		3,128,560
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	13,805	932,666
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Frontier Communications Parent, Inc. (a)	12,533	233,615
GCI Liberty, Inc. (a) (d)	10,520	—
		233,615
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	17,730	930,470
American Electric Power Co., Inc.	23,035	1,939,547
Avangrid, Inc.	6,258	235,802
Edison International	18,980	1,318,161
Entergy Corp.	18,159	1,768,142
Evergy, Inc.	26,571	1,552,278
Eversource Energy	25,372	1,799,382
Exelon Corp.	46,927	1,911,806
FirstEnergy Corp.	24,164	939,496
Hawaiian Electric Industries, Inc.	29,277	1,059,827
IDACORP, Inc.	7,978	818,543
NRG Energy, Inc.	16,168	604,522
OGE Energy Corp.	41,202	1,479,564
Pinnacle West Capital Corp.	16,659	1,357,042
PPL Corp.	40,496	1,071,524
Xcel Energy, Inc.	30,449	1,893,014
		20,679,120
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	7,549	1,231,091
AMETEK, Inc.	7,268	1,176,544
Hubbell, Inc.	3,739	1,239,703
nVent Electric PLC	7,060	364,790
Regal Rexnord Corp.	2,323	357,510

See accompanying notes to financial statements.
70

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Sensata Technologies Holding PLC	6,551	$ 294,729
		4,664,367
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Amphenol Corp. Class A	40,181	3,413,376
Arrow Electronics, Inc. (a)	4,975	712,569
Avnet, Inc.	16,654	840,194
CDW Corp.	21,798	3,999,933
Corning, Inc.	64,195	2,249,393
IPG Photonics Corp. (a)	5,395	732,749
Jabil, Inc.	34,560	3,730,061
Keysight Technologies, Inc. (a)	6,805	1,139,497
Littelfuse, Inc.	2,089	608,547
TD SYNNEX Corp.	11,103	1,043,682
Teledyne Technologies, Inc. (a)	1,597	656,543
Trimble, Inc. (a)	7,637	404,303
Vontier Corp.	12,269	395,184
		19,926,031
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	15,174	1,968,068
Liberty Media Corp.-Liberty Formula One Class A (a)	1,125	76,072
Live Nation Entertainment, Inc. (a)	12,961	1,180,877
Madison Square Garden Sports Corp.	2,764	519,770
World Wrestling Entertainment, Inc. Class A	3,413	370,208
		4,114,995
FINANCIAL SERVICES — 0.9%
Corebridge Financial, Inc.	7,643	134,975
Euronet Worldwide, Inc. (a)	5,933	696,356
FleetCor Technologies, Inc. (a)	2,304	578,488
Jack Henry & Associates, Inc.	7,908	1,323,246
MGIC Investment Corp.	21,582	340,780
Voya Financial, Inc.	5,651	405,233
Western Union Co.	77,542	909,568
WEX, Inc. (a)	2,566	467,192
		4,855,838
FOOD PRODUCTS — 3.6%
Archer-Daniels-Midland Co.	76,178	5,756,010
Campbell Soup Co.	15,958	729,440
Conagra Brands, Inc.	26,542	894,996
Darling Ingredients, Inc. (a)	6,028	384,526
Flowers Foods, Inc.	50,216	1,249,374
Hershey Co.	7,651	1,910,455
Hormel Foods Corp.	30,818	1,239,500
Ingredion, Inc.	12,320	1,305,304
J M Smucker Co.	9,707	1,433,433
Kellogg Co.	23,000	1,550,200
Pilgrim's Pride Corp. (a)	10,972	235,788
Post Holdings, Inc. (a)	11,103	962,075
Seaboard Corp.	68	242,129
Tyson Foods, Inc. Class A	32,586	1,663,189
		19,556,419
Security Description	Shares	Value
GAS UTILITIES — 0.7%
Atmos Energy Corp.	8,095	$ 941,772
National Fuel Gas Co.	23,734	1,218,978
UGI Corp.	55,821	1,505,493
		3,666,243
GROUND TRANSPORTATION — 1.6%
Avis Budget Group, Inc. (a)	3,634	830,987
JB Hunt Transport Services, Inc.	13,859	2,508,895
Knight-Swift Transportation Holdings, Inc.	33,876	1,882,151
Landstar System, Inc.	9,554	1,839,527
Ryder System, Inc.	4,568	387,321
Saia, Inc. (a)	679	232,496
Schneider National, Inc. Class B	14,634	420,288
U-Haul Holding Co. (b) (e)	2,025	112,023
U-Haul Holding Co. (e)	5,767	292,214
		8,505,902
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Enovis Corp. (a)	14,009	898,257
Globus Medical, Inc. Class A (a)	5,489	326,815
Hologic, Inc. (a)	37,053	3,000,181
Integra LifeSciences Holdings Corp. (a)	4,919	202,319
Teleflex, Inc.	1,581	382,649
		4,810,221
HEALTH CARE PROVIDERS & SERVICES — 8.4%
Acadia Healthcare Co., Inc. (a)	9,114	725,839
Amedisys, Inc. (a)	2,067	189,006
AmerisourceBergen Corp.	36,495	7,022,733
Cardinal Health, Inc.	56,312	5,325,426
Centene Corp. (a)	89,795	6,056,673
Chemed Corp.	2,808	1,521,009
CVS Health Corp.	45,906	3,173,482
DaVita, Inc. (a)	2,408	241,932
Encompass Health Corp.	13,472	912,189
Henry Schein, Inc. (a)	33,791	2,740,450
Humana, Inc.	4,813	2,152,037
Laboratory Corp. of America Holdings	8,141	1,964,668
McKesson Corp.	12,895	5,510,162
Molina Healthcare, Inc. (a)	11,810	3,557,644
Premier, Inc. Class A	31,674	876,103
Quest Diagnostics, Inc.	17,864	2,510,964
Tenet Healthcare Corp. (a)	4,480	364,582
Universal Health Services, Inc. Class B	7,536	1,188,955
		46,033,854
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	35,708	717,731
Medical Properties Trust, Inc. REIT (b)	35,887	332,313
Omega Healthcare Investors, Inc. REIT	25,761	790,605
		1,840,649

See accompanying notes to financial statements.
71

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	49,378	$ 831,032
HOTELS, RESTAURANTS & LEISURE — 1.8%
Boyd Gaming Corp.	15,299	1,061,292
Choice Hotels International, Inc. (b)	2,765	324,943
Domino's Pizza, Inc.	4,792	1,614,856
Expedia Group, Inc. (a)	6,610	723,068
Hyatt Hotels Corp. Class A	3,168	362,989
Marriott Vacations Worldwide Corp.	4,394	539,232
MGM Resorts International	20,659	907,343
Texas Roadhouse, Inc.	3,924	440,587
Travel & Leisure Co.	12,922	521,273
Vail Resorts, Inc.	3,117	784,736
Wendy's Co.	13,683	297,605
Yum! Brands, Inc.	17,423	2,413,957
		9,991,881
HOUSEHOLD DURABLES — 2.7%
Garmin Ltd.	14,800	1,543,492
Leggett & Platt, Inc.	9,955	294,867
Lennar Corp. Class A	24,847	3,113,578
Mohawk Industries, Inc. (a)	3,437	354,561
Newell Brands, Inc.	13,892	120,860
NVR, Inc. (a)	632	4,013,592
PulteGroup, Inc.	27,345	2,124,160
Tempur Sealy International, Inc.	7,738	310,062
Toll Brothers, Inc.	29,505	2,332,960
Whirlpool Corp.	3,026	450,238
		14,658,370
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	10,564	1,058,830
Clorox Co.	6,240	992,410
Kimberly-Clark Corp.	15,775	2,177,896
Reynolds Consumer Products, Inc. (b)	5,932	167,579
Spectrum Brands Holdings, Inc.	1,459	113,875
		4,510,590
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	23,312	483,258
Brookfield Renewable Corp. Class A	8,731	275,201
Clearway Energy, Inc. Class A	5,804	156,708
Clearway Energy, Inc. Class C	12,633	360,798
		1,275,965
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	23,050	2,307,074
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	3,732	647,875
First Industrial Realty Trust, Inc. REIT	24,888	1,310,105
STAG Industrial, Inc. REIT	11,423	409,857
		2,367,837
Security Description	Shares	Value
INSURANCE — 2.9%
Arch Capital Group Ltd. (a)	16,805	$ 1,257,854
Assurant, Inc.	3,467	435,871
Assured Guaranty Ltd.	3,899	217,564
Axis Capital Holdings Ltd.	7,297	392,798
Brown & Brown, Inc.	16,205	1,115,552
CNA Financial Corp.	2,362	91,220
Everest Re Group Ltd.	2,631	899,434
Fidelity National Financial, Inc.	31,108	1,119,888
First American Financial Corp.	9,382	534,962
Globe Life, Inc.	7,360	806,803
Hanover Insurance Group, Inc.	3,452	390,180
Kinsale Capital Group, Inc.	1,385	518,267
Loews Corp.	12,535	744,328
Old Republic International Corp.	33,381	840,200
Primerica, Inc.	2,523	498,948
Principal Financial Group, Inc.	14,808	1,123,039
Reinsurance Group of America, Inc.	4,521	627,017
RLI Corp.	10,745	1,466,370
W R Berkley Corp.	34,478	2,053,510
Willis Towers Watson PLC	4,186	985,803
		16,119,608
IT SERVICES — 3.0%
Akamai Technologies, Inc. (a)	29,291	2,632,382
Amdocs Ltd.	31,791	3,142,541
Cognizant Technology Solutions Corp. Class A	86,851	5,669,633
Gartner, Inc. (a)	6,329	2,217,112
VeriSign, Inc. (a)	12,342	2,788,922
		16,450,590
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	3,969	343,874
Polaris, Inc.	14,404	1,741,876
		2,085,750
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	11,003	1,323,111
Bio-Techne Corp.	7,523	614,102
QIAGEN NV (a) (b)	20,402	918,702
Waters Corp. (a)	3,848	1,025,646
West Pharmaceutical Services, Inc.	3,034	1,160,414
		5,041,975
MACHINERY — 4.2%
AGCO Corp.	9,837	1,292,779
Allison Transmission Holdings, Inc.	24,271	1,370,341
CNH Industrial NV	60,076	865,094
Crane NXT Co.	4,764	268,880
Cummins, Inc.	4,896	1,200,303
Donaldson Co., Inc.	18,895	1,181,126
Dover Corp.	6,039	891,658
Esab Corp.	3,353	223,109
Flowserve Corp.	3,432	127,499
Fortive Corp.	12,541	937,691
Gates Industrial Corp. PLC (a)	3,794	51,143
Graco, Inc.	14,521	1,253,888

See accompanying notes to financial statements.
72

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
IDEX Corp.	3,894	$ 838,222
ITT, Inc.	5,765	537,356
Lincoln Electric Holdings, Inc.	4,347	863,445
Middleby Corp. (a)	1,878	277,625
Nordson Corp.	5,872	1,457,313
Oshkosh Corp.	16,528	1,431,159
Otis Worldwide Corp.	18,218	1,621,584
PACCAR, Inc.	28,984	2,424,512
Snap-on, Inc.	4,514	1,300,890
Timken Co.	7,280	666,338
Toro Co.	5,380	546,877
Westinghouse Air Brake Technologies Corp.	10,555	1,157,567
		22,786,399
MARINE TRANSPORTATION — 0.1%
Kirby Corp. (a)	4,054	311,955
MEDIA — 1.9%
Cable One, Inc.	738	484,925
Charter Communications, Inc. Class A (a)	3,870	1,421,722
Fox Corp. Class A	21,474	730,116
Fox Corp. Class B	11,320	360,995
Interpublic Group of Cos., Inc.	21,446	827,387
Liberty Broadband Corp. Class A (a)	1,707	136,099
Liberty Broadband Corp. Class C (a)	10,077	807,268
Liberty Media Corp.-Liberty SiriusXM Class A (a)	7,526	246,928
Liberty Media Corp.-Liberty SiriusXM Class C (a)	17,839	583,870
New York Times Co. Class A	16,478	648,904
News Corp. Class A	42,717	832,981
News Corp. Class B	13,062	257,583
Nexstar Media Group, Inc.	8,748	1,456,979
Omnicom Group, Inc.	11,225	1,068,059
Sirius XM Holdings, Inc. (b)	134,392	608,796
		10,472,612
METALS & MINING — 1.5%
Nucor Corp.	15,676	2,570,550
Reliance Steel & Aluminum Co.	15,627	4,244,137
Royal Gold, Inc.	3,989	457,857
Steel Dynamics, Inc.	8,078	879,937
		8,152,481
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
Annaly Capital Management, Inc. REIT	47,689	954,257
Rithm Capital Corp. REIT	75,537	706,271
Starwood Property Trust, Inc. REIT	21,009	407,574
		2,068,102
MULTI-UTILITIES — 2.2%
Ameren Corp.	23,856	1,948,320
CenterPoint Energy, Inc.	32,888	958,685
Security Description	Shares	Value
CMS Energy Corp.	22,167	$ 1,302,311
Consolidated Edison, Inc.	21,604	1,953,002
DTE Energy Co.	16,574	1,823,471
NiSource, Inc.	57,970	1,585,480
Public Service Enterprise Group, Inc.	17,619	1,103,126
WEC Energy Group, Inc.	17,327	1,528,934
		12,203,329
OFFICE REITs — 0.4%
Boston Properties, Inc. REIT	20,398	1,174,721
Cousins Properties, Inc. REIT	10,670	243,276
Highwoods Properties, Inc. REIT	11,812	282,425
Kilroy Realty Corp. REIT	7,952	239,275
		1,939,697
OIL, GAS & CONSUMABLE FUELS — 4.4%
Cheniere Energy, Inc.	21,069	3,210,073
Chesapeake Energy Corp.	24,145	2,020,454
Coterra Energy, Inc.	81,188	2,054,056
Diamondback Energy, Inc.	9,592	1,260,005
DT Midstream, Inc.	5,497	272,486
HF Sinclair Corp.	30,295	1,351,460
Marathon Petroleum Corp.	33,840	3,945,744
ONEOK, Inc.	19,589	1,209,033
Phillips 66	27,282	2,602,157
Pioneer Natural Resources Co.	11,755	2,435,401
Texas Pacific Land Corp.	211	277,782
Valero Energy Corp.	28,498	3,342,815
		23,981,466
PAPER & FOREST PRODUCTS — 0.0% (c)
Louisiana-Pacific Corp.	2,111	158,283
PASSENGER AIRLINES — 0.7%
Alaska Air Group, Inc. (a)	33,495	1,781,264
Southwest Airlines Co.	50,732	1,837,006
		3,618,270
PERSONAL CARE PRODUCTS — 0.4%
Coty, Inc. Class A (a)	13,255	162,904
Estee Lauder Cos., Inc. Class A	11,213	2,202,009
		2,364,913
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	9,003	1,116,102
Organon & Co.	22,066	459,194
Royalty Pharma PLC Class A	24,715	759,739
Viatris, Inc.	73,038	728,919
		3,063,954
PROFESSIONAL SERVICES — 3.7%
Booz Allen Hamilton Holding Corp.	11,500	1,283,400
Broadridge Financial Solutions, Inc.	8,446	1,398,911
CACI International, Inc. Class A (a)	6,029	2,054,924
Concentrix Corp.	3,965	320,174
Dun & Bradstreet Holdings, Inc.	28,224	326,552
FTI Consulting, Inc. (a)	3,197	608,070
Genpact Ltd.	33,722	1,266,936

See accompanying notes to financial statements.
73

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Jacobs Solutions, Inc.	10,709	$ 1,273,193
Leidos Holdings, Inc.	36,482	3,227,927
ManpowerGroup, Inc.	13,457	1,068,486
Paychex, Inc.	12,474	1,395,466
Robert Half International, Inc.	28,101	2,113,757
Science Applications International Corp.	14,359	1,615,100
SS&C Technologies Holdings, Inc.	18,130	1,098,678
Verisk Analytics, Inc.	4,874	1,101,670
		20,153,244
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	36,072	2,911,371
Jones Lang LaSalle, Inc. (a)	6,346	988,707
Lennar Corp. Class B	1,565	176,814
		4,076,892
RESIDENTIAL REITs — 1.6%
Apartment Income REIT Corp.	39,754	1,434,722
AvalonBay Communities, Inc. REIT	7,622	1,442,616
Camden Property Trust REIT	15,415	1,678,231
Equity LifeStyle Properties, Inc. REIT	14,167	947,631
Equity Residential REIT	13,743	906,626
Essex Property Trust, Inc. REIT	2,962	693,996
Mid-America Apartment Communities, Inc. REIT	9,165	1,391,797
		8,495,619
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	4,505	294,582
Federal Realty Investment Trust REIT	8,696	841,512
NNN REIT, Inc.	20,389	872,445
Regency Centers Corp. REIT	16,555	1,022,602
Spirit Realty Capital, Inc. REIT	15,459	608,776
		3,639,917
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Cirrus Logic, Inc. (a)	10,727	868,994
Qorvo, Inc. (a)	6,548	668,093
Skyworks Solutions, Inc.	21,360	2,364,338
Universal Display Corp.	3,176	457,757
		4,359,182
SOFTWARE — 1.1%
Black Knight, Inc. (a)	21,378	1,276,908
Dolby Laboratories, Inc. Class A	15,808	1,322,813
Dropbox, Inc. Class A (a)	52,836	1,409,136
Manhattan Associates, Inc. (a)	5,395	1,078,353
Teradata Corp. (a)	13,515	721,836
		5,809,046
SPECIALIZED REITs — 1.8%
CubeSmart REIT	13,557	605,456
EPR Properties REIT	7,787	364,432
Extra Space Storage, Inc. REIT	9,033	1,344,562
Iron Mountain, Inc. REIT	14,220	807,980
Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	10,823	$ 1,074,183
Life Storage, Inc. REIT	4,053	538,887
National Storage Affiliates Trust REIT	4,507	156,979
Public Storage REIT	8,131	2,373,276
Rayonier, Inc. REIT	10,166	319,212
Weyerhaeuser Co. REIT	64,273	2,153,788
		9,738,755
SPECIALTY RETAIL — 3.5%
Advance Auto Parts, Inc.	4,267	299,970
AutoNation, Inc. (a)	1,166	191,935
AutoZone, Inc. (a)	968	2,413,572
Best Buy Co., Inc.	31,622	2,591,423
Dick's Sporting Goods, Inc.	4,262	563,394
Five Below, Inc. (a)	2,627	516,311
Murphy USA, Inc.	5,280	1,642,661
O'Reilly Automotive, Inc. (a)	2,701	2,580,265
Penske Automotive Group, Inc.	5,365	893,970
Petco Health & Wellness Co., Inc. (a)	4,558	40,566
Tractor Supply Co.	11,157	2,466,813
Ulta Beauty, Inc. (a)	5,778	2,719,098
Williams-Sonoma, Inc.	16,497	2,064,435
		18,984,413
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Hewlett Packard Enterprise Co.	204,416	3,434,189
HP, Inc.	75,668	2,323,764
NetApp, Inc.	31,559	2,411,108
		8,169,061
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	5,965	433,059
Columbia Sportswear Co.	8,609	664,959
Deckers Outdoor Corp. (a)	2,133	1,125,499
Ralph Lauren Corp. (b)	8,388	1,034,240
Skechers USA, Inc. Class A (a)	18,578	978,317
Tapestry, Inc.	14,412	616,834
		4,852,908
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	7,058	295,377
Core & Main, Inc. Class A (a)	9,020	282,687
Fastenal Co.	38,377	2,263,859
MSC Industrial Direct Co., Inc. Class A	8,290	789,871
United Rentals, Inc.	1,693	754,012
W.W. Grainger, Inc.	2,149	1,694,680
Watsco, Inc. (b)	3,717	1,417,924
		7,498,410
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	18,912	754,778
TOTAL COMMON STOCKS (Cost $499,787,760)		545,381,239

See accompanying notes to financial statements.
74

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f) (g)	516,604	$ 516,708
State Street Navigator Securities Lending Portfolio II (h) (i)	2,291,301	2,291,301
TOTAL SHORT-TERM INVESTMENTS (Cost $2,808,009)		2,808,009
TOTAL INVESTMENTS — 100.3% (Cost $502,595,769)		548,189,248
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,519,469)
NET ASSETS — 100.0%		$ 546,669,779
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
75

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	9	09/15/2023	$1,076,364	$1,106,280	$29,916

During the period ended June 30, 2023, average notional value related to futures contracts was $937,924.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$545,381,239	$—	$ 0(a)	$545,381,239
Short-Term Investments	2,808,009	—	—	2,808,009
TOTAL INVESTMENTS	$548,189,248	$—	$ 0	$548,189,248
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 29,916	$—	$—	$ 29,916
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 29,916	$—	$—	$ 29,916
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	360,085	$ 360,049	$20,407,449	$20,251,002	$204	$ 8	516,604	$ 516,708	$22,889
State Street Navigator Securities Lending Portfolio II	2,648,196	2,648,196	52,058,339	52,415,234	—	—	2,291,301	2,291,301	32,229
Total		$3,008,245	$72,465,788	$72,666,236	$204	$ 8		$2,808,009	$ 55,118
See accompanying notes to financial statements.
76

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
Axon Enterprise, Inc. (a)	301	$ 58,731
Boeing Co. (a)	208	43,921
BWX Technologies, Inc.	1,488	106,496
Curtiss-Wright Corp.	554	101,748
General Dynamics Corp.	542	116,611
HEICO Corp.	388	68,653
HEICO Corp. Class A	974	136,945
Hexcel Corp.	1,170	88,943
Howmet Aerospace, Inc.	3,478	172,370
Huntington Ingalls Industries, Inc.	514	116,986
L3Harris Technologies, Inc.	139	27,212
Lockheed Martin Corp.	234	107,729
Northrop Grumman Corp.	155	70,649
Raytheon Technologies Corp.	553	54,172
Textron, Inc.	2,840	192,069
TransDigm Group, Inc.	107	95,676
Woodward, Inc.	839	99,766
		1,658,677
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc.	3,847	362,964
Expeditors International of Washington, Inc.	4,843	586,633
FedEx Corp.	1,994	494,313
GXO Logistics, Inc. (a)	2,271	142,664
United Parcel Service, Inc. Class B	795	142,504
		1,729,078
AUTOMOBILE COMPONENTS — 0.7%
Aptiv PLC (a)	720	73,505
BorgWarner, Inc.	11,512	563,052
Gentex Corp.	5,465	159,906
Lear Corp.	2,063	296,143
		1,092,606
AUTOMOBILES — 0.9%
Ford Motor Co.	37,932	573,911
General Motors Co.	9,082	350,202
Harley-Davidson, Inc.	2,007	70,667
Tesla, Inc. (a)	59	15,444
Thor Industries, Inc.	3,886	402,201
		1,412,425
BANKS — 0.9%
Bank of New York Mellon Corp.	1,685	75,016
Bank OZK	1,109	44,537
BOK Financial Corp.	323	26,092
Citigroup, Inc.	796	36,648
Citizens Financial Group, Inc.	1,013	26,419
Columbia Banking System, Inc.	1,639	33,239
Comerica, Inc.	278	11,776
Commerce Bancshares, Inc.	168	8,182
Cullen/Frost Bankers, Inc.	160	17,205
East West Bancorp, Inc.	749	39,540
Fifth Third Bancorp	1,189	31,164
Security Description	Shares	Value
First Citizens BancShares, Inc. Class A	73	$ 93,692
First Hawaiian, Inc.	490	8,825
First Horizon Corp.	4,319	48,675
FNB Corp.	3,628	41,504
Goldman Sachs Group, Inc.	174	56,122
Huntington Bancshares, Inc.	6,185	66,674
JPMorgan Chase & Co.	126	18,325
KeyCorp	1,681	15,532
M&T Bank Corp.	201	24,876
Morgan Stanley	140	11,956
New York Community Bancorp, Inc.	2,198	24,706
Northern Trust Corp.	315	23,354
NU Holdings Ltd. Class A (a)	16,051	126,642
PNC Financial Services Group, Inc.	189	23,805
Popular, Inc.	247	14,948
Prosperity Bancshares, Inc.	259	14,628
Regions Financial Corp.	2,696	48,043
State Street Corp. (b)	1,863	136,334
Synovus Financial Corp.	550	16,638
Truist Financial Corp.	560	16,996
U.S. Bancorp	413	13,646
Webster Financial Corp.	528	19,932
Wells Fargo & Co.	677	28,894
Western Alliance Bancorp	1,907	69,548
Wintrust Financial Corp.	235	17,066
Zions Bancorp NA	308	8,273
		1,339,452
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	247	76,185
Brown-Forman Corp. Class A	250	17,017
Brown-Forman Corp. Class B	496	33,123
Celsius Holdings, Inc. (a) (c)	494	73,700
Coca-Cola Co.	472	28,424
Constellation Brands, Inc. Class A	426	104,851
Keurig Dr Pepper, Inc.	1,289	40,307
Molson Coors Beverage Co. Class B	2,686	176,846
Monster Beverage Corp. (a)	2,731	156,869
PepsiCo, Inc.	290	53,714
		761,036
BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	517	69,656
Amgen, Inc.	262	58,169
Biogen, Inc. (a)	467	133,025
BioMarin Pharmaceutical, Inc. (a)	706	61,196
Exact Sciences Corp. (a)	245	23,006
Exelixis, Inc. (a)	5,655	108,067
Gilead Sciences, Inc.	2,415	186,124
Horizon Therapeutics PLC (a)	1,831	188,318
Incyte Corp. (a)	1,159	72,148
Karuna Therapeutics, Inc. (a)	91	19,733
Moderna, Inc. (a)	2,276	276,534
Neurocrine Biosciences, Inc. (a)	903	85,153

See accompanying notes to financial statements.
77

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	188	$ 135,086
Seagen, Inc. (a)	181	34,835
United Therapeutics Corp. (a)	515	113,686
Vertex Pharmaceuticals, Inc. (a)	780	274,490
		1,839,226
BROADLINE RETAIL — 0.4%
Amazon.com, Inc. (a)	200	26,072
Coupang, Inc. (a)	7,231	125,820
eBay, Inc.	3,058	136,662
Etsy, Inc. (a)	1,610	136,222
Macy's, Inc.	923	14,814
Nordstrom, Inc.	608	12,446
Ollie's Bargain Outlet Holdings, Inc. (a)	1,967	113,948
		565,984
BUILDING PRODUCTS — 3.3%
A.O. Smith Corp.	3,238	235,662
Advanced Drainage Systems, Inc.	2,836	322,680
Allegion PLC	484	58,090
Armstrong World Industries, Inc.	350	25,711
AZEK Co., Inc. (a)	1,449	43,890
Builders FirstSource, Inc. (a)	9,663	1,314,168
Carlisle Cos., Inc.	1,124	288,340
Carrier Global Corp.	7,718	383,662
Fortune Brands Innovations, Inc.	5,494	395,293
Hayward Holdings, Inc. (a) (c)	1,052	13,518
Johnson Controls International PLC	3,953	269,357
Lennox International, Inc.	655	213,576
Masco Corp.	5,504	315,820
Owens Corning	6,365	830,632
Trane Technologies PLC	1,910	365,307
Trex Co., Inc. (a)	2,627	172,226
		5,247,932
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	2,704	405,303
Ameriprise Financial, Inc.	514	170,730
Ares Management Corp. Class A	320	30,832
BlackRock, Inc.	118	81,555
Blackstone, Inc.	782	72,703
Blue Owl Capital, Inc.	1,447	16,858
Carlyle Group, Inc.	2,374	75,849
Cboe Global Markets, Inc.	851	117,446
Charles Schwab Corp.	413	23,409
CME Group, Inc.	86	15,935
Evercore, Inc. Class A	2,734	337,895
FactSet Research Systems, Inc.	605	242,393
Franklin Resources, Inc.	5,339	142,605
Houlihan Lokey, Inc.	1,268	124,657
Interactive Brokers Group, Inc. Class A	1,125	93,454
Intercontinental Exchange, Inc.	356	40,256
Invesco Ltd.	3,582	60,213
Janus Henderson Group PLC	4,319	117,693
Security Description	Shares	Value
Jefferies Financial Group, Inc.	1,322	$ 43,851
Lazard Ltd. Class A	2,287	73,184
LPL Financial Holdings, Inc.	2,184	474,867
MarketAxess Holdings, Inc.	669	174,890
Moody's Corp.	542	188,464
Morningstar, Inc.	76	14,901
MSCI, Inc.	589	276,412
Nasdaq, Inc.	2,150	107,177
Raymond James Financial, Inc.	569	59,045
S&P Global, Inc.	257	103,029
SEI Investments Co.	2,722	162,286
Stifel Financial Corp.	987	58,894
T Rowe Price Group, Inc.	2,422	271,312
TPG, Inc.	774	22,647
Tradeweb Markets, Inc. Class A	955	65,398
Virtu Financial, Inc. Class A	706	12,066
XP, Inc. Class A (a)	1,373	32,211
		4,310,420
CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	563	168,635
Albemarle Corp.	2,326	518,907
Ashland, Inc.	437	37,980
Axalta Coating Systems Ltd. (a)	3,339	109,553
Celanese Corp.	98	11,348
CF Industries Holdings, Inc.	2,098	145,643
Chemours Co.	2,447	90,270
Corteva, Inc.	2,873	164,623
Dow, Inc.	5,407	287,977
DuPont de Nemours, Inc.	3,184	227,465
Eastman Chemical Co.	1,490	124,743
Ecolab, Inc.	603	112,574
Element Solutions, Inc.	2,228	42,778
FMC Corp.	724	75,542
Huntsman Corp.	3,618	97,758
International Flavors & Fragrances, Inc.	220	17,510
Linde PLC	250	95,270
LyondellBasell Industries NV Class A	5,374	493,494
Mosaic Co.	4,546	159,110
NewMarket Corp.	283	113,800
Olin Corp.	8,210	421,912
PPG Industries, Inc.	1,199	177,812
RPM International, Inc.	949	85,154
Sherwin-Williams Co.	410	108,863
Westlake Corp.	1,458	174,187
		4,062,908
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Cintas Corp.	427	212,253
Clean Harbors, Inc. (a)	2,596	426,860
Copart, Inc. (a)	3,582	326,714
Driven Brands Holdings, Inc. (a)	295	7,983
MSA Safety, Inc.	490	85,240
RB Global, Inc.	4,113	246,780
Republic Services, Inc.	910	139,385

See accompanying notes to financial statements.
78

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Rollins, Inc.	2,592	$ 111,015
Stericycle, Inc. (a)	1,286	59,722
Tetra Tech, Inc.	1,308	214,172
Waste Management, Inc.	1,180	204,636
		2,034,760
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,534	248,600
Ciena Corp. (a)	234	9,943
Cisco Systems, Inc.	1,964	101,617
F5, Inc. (a)	1,337	195,550
Juniper Networks, Inc.	2,328	72,936
Lumentum Holdings, Inc. (a) (c)	301	17,076
Motorola Solutions, Inc.	847	248,408
Viasat, Inc. (a)	5,104	210,591
		1,104,721
CONSTRUCTION & ENGINEERING — 1.2%
AECOM	2,929	248,057
EMCOR Group, Inc.	3,401	628,437
MasTec, Inc. (a)	494	58,277
MDU Resources Group, Inc.	5,938	124,341
Quanta Services, Inc.	1,942	381,506
Valmont Industries, Inc.	779	226,728
WillScot Mobile Mini Holdings Corp. (a)	4,658	222,606
		1,889,952
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	1,862	347,114
Martin Marietta Materials, Inc.	317	146,356
Vulcan Materials Co.	940	211,913
		705,383
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	606	16,368
American Express Co.	406	70,725
Capital One Financial Corp.	855	93,511
Credit Acceptance Corp. (a)	135	68,571
Discover Financial Services	3,088	360,833
OneMain Holdings, Inc.	3,344	146,099
SLM Corp.	2,685	43,819
Synchrony Financial	6,641	225,263
		1,025,189
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Albertsons Cos., Inc. Class A	12,314	268,692
BJ's Wholesale Club Holdings, Inc. (a)	8,393	528,843
Casey's General Stores, Inc.	2,077	506,539
Costco Wholesale Corp.	198	106,599
Dollar General Corp.	599	101,698
Dollar Tree, Inc. (a)	2,888	414,428
Grocery Outlet Holding Corp. (a)	845	25,865
Kroger Co.	9,947	467,509
Performance Food Group Co. (a)	5,347	322,103
Sysco Corp.	3,106	230,465
Target Corp.	2,822	372,222
Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	16,228	$ 714,032
Walgreens Boots Alliance, Inc.	1,436	40,912
Walmart, Inc.	334	52,498
		4,152,405
CONTAINERS & PACKAGING — 1.2%
Amcor PLC	8,343	83,263
AptarGroup, Inc.	1,083	125,476
Ardagh Group SA (c)	1,422	13,367
Avery Dennison Corp.	1,477	253,749
Ball Corp.	1,118	65,079
Berry Global Group, Inc.	4,464	287,214
Crown Holdings, Inc.	1,297	112,670
Graphic Packaging Holding Co.	16,330	392,410
International Paper Co.	2,345	74,594
Packaging Corp. of America	1,360	179,738
Sealed Air Corp.	902	36,080
Silgan Holdings, Inc.	3,918	183,715
Sonoco Products Co.	1,620	95,612
Westrock Co.	1,701	49,448
		1,952,415
DISTRIBUTORS — 0.8%
Genuine Parts Co.	3,137	530,875
LKQ Corp.	8,272	482,009
Pool Corp.	756	283,228
		1,296,112
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	1,509	9,099
Bright Horizons Family Solutions, Inc. (a)	693	64,068
Grand Canyon Education, Inc. (a)	1,543	159,253
H&R Block, Inc.	3,602	114,796
Service Corp. International	1,302	84,096
		431,312
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	372	25,132
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	5,395	86,050
Frontier Communications Parent, Inc. (a)	986	18,379
GCI Liberty, Inc. (a) (e)	6,909	—
Iridium Communications, Inc.	1,291	80,197
Verizon Communications, Inc.	882	32,802
		217,428
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	1,088	57,098
American Electric Power Co., Inc.	1,390	117,038
Avangrid, Inc.	234	8,817
Constellation Energy Corp.	564	51,634
Duke Energy Corp.	673	60,395
Edison International	3,225	223,976
Entergy Corp.	1,290	125,607
Evergy, Inc.	1,932	112,868
Eversource Energy	1,317	93,402

See accompanying notes to financial statements.
79

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Exelon Corp.	3,008	$ 122,546
FirstEnergy Corp.	3,065	119,167
Hawaiian Electric Industries, Inc.	1,592	57,630
IDACORP, Inc.	725	74,385
NextEra Energy, Inc.	671	49,788
NRG Energy, Inc.	3,210	120,022
OGE Energy Corp.	3,664	131,574
PG&E Corp. (a)	19,733	340,986
Pinnacle West Capital Corp.	2,567	209,108
PPL Corp.	3,519	93,113
Southern Co.	1,722	120,971
Xcel Energy, Inc.	2,063	128,257
		2,418,382
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	1,028	167,646
AMETEK, Inc.	1,413	228,736
Eaton Corp. PLC	844	169,728
Emerson Electric Co.	332	30,010
Hubbell, Inc.	1,053	349,133
nVent Electric PLC	4,696	242,642
Regal Rexnord Corp.	1,652	254,243
Rockwell Automation, Inc.	622	204,918
Sensata Technologies Holding PLC	776	34,912
Vertiv Holdings Co.	3,432	85,011
		1,766,979
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Amphenol Corp. Class A	5,912	502,224
Arrow Electronics, Inc. (a)	1,327	190,066
Avnet, Inc.	3,587	180,964
CDW Corp.	4,570	838,595
Cognex Corp.	3,164	177,247
Corning, Inc.	7,738	271,140
IPG Photonics Corp. (a)	1,585	215,275
Jabil, Inc.	9,814	1,059,225
Keysight Technologies, Inc. (a)	1,569	262,729
Littelfuse, Inc.	301	87,684
National Instruments Corp.	1,988	114,111
TD SYNNEX Corp.	2,286	214,884
Teledyne Technologies, Inc. (a)	281	115,522
Trimble, Inc. (a)	514	27,211
Vontier Corp.	3,156	101,655
Zebra Technologies Corp. Class A (a)	338	99,991
		4,458,523
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	1,317	41,631
Halliburton Co.	2,078	68,553
Schlumberger NV	1,827	89,742
TechnipFMC PLC (a)	6,326	105,138
		305,064
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc. (a)	666	56,144
Electronic Arts, Inc.	1,016	131,775
Security Description	Shares	Value
Liberty Media Corp.-Liberty Formula One Class A (a)	367	$ 24,817
Liberty Media Corp.-Liberty Formula One Class C (a)	1,117	84,088
Live Nation Entertainment, Inc. (a)	2,388	217,571
Madison Square Garden Sports Corp.	466	87,631
Netflix, Inc. (a)	109	48,013
ROBLOX Corp. Class A (a)	965	38,890
Spotify Technology SA (a)	293	47,041
Walt Disney Co. (a)	351	31,337
World Wrestling Entertainment, Inc. Class A	1,488	161,403
		928,710
FINANCIAL SERVICES — 1.0%
Apollo Global Management, Inc.	127	9,755
Corebridge Financial, Inc.	2,252	39,770
Equitable Holdings, Inc.	1,425	38,703
Euronet Worldwide, Inc. (a)	1,203	141,196
Fidelity National Information Services, Inc.	482	26,365
Fiserv, Inc. (a)	1,010	127,411
FleetCor Technologies, Inc. (a)	404	101,436
Global Payments, Inc.	968	95,367
Jack Henry & Associates, Inc.	485	81,155
Mastercard, Inc. Class A	99	38,937
MGIC Investment Corp.	21,830	344,696
PayPal Holdings, Inc. (a)	1,022	68,198
Rocket Cos., Inc. Class A (a)	2,334	20,913
Shift4 Payments, Inc. Class A (a) (c)	693	47,062
Toast, Inc. Class A (a) (c)	10,396	234,638
UWM Holdings Corp.	2,320	12,992
Visa, Inc. Class A	152	36,097
Voya Financial, Inc.	845	60,595
Western Union Co.	1,763	20,680
WEX, Inc. (a)	527	95,951
		1,641,917
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	5,322	402,130
Bunge Ltd.	186	17,549
Campbell Soup Co.	2,122	96,997
Conagra Brands, Inc.	4,595	154,943
Darling Ingredients, Inc. (a)	1,591	101,490
Flowers Foods, Inc.	6,073	151,096
Freshpet, Inc. (a)	187	12,306
General Mills, Inc.	2,755	211,309
Hershey Co.	1,120	279,664
Hormel Foods Corp.	1,271	51,120
Ingredion, Inc.	1,815	192,299
J M Smucker Co.	1,275	188,279
Kellogg Co.	1,858	125,229
Kraft Heinz Co.	1,975	70,113
Lamb Weston Holdings, Inc.	1,560	179,322
McCormick & Co., Inc.	766	66,818

See accompanying notes to financial statements.
80

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Mondelez International, Inc. Class A	1,316	$ 95,989
Pilgrim's Pride Corp. (a)	343	7,371
Post Holdings, Inc. (a)	1,091	94,535
Seaboard Corp.	16	56,972
Tyson Foods, Inc. Class A	1,223	62,422
		2,617,953
GAS UTILITIES — 0.1%
Atmos Energy Corp.	914	106,335
National Fuel Gas Co.	718	36,876
UGI Corp.	1,327	35,789
		179,000
GROUND TRANSPORTATION — 2.0%
Avis Budget Group, Inc. (a)	335	76,604
CSX Corp.	5,368	183,049
Hertz Global Holdings, Inc. (a)	1,148	21,112
JB Hunt Transport Services, Inc.	1,460	264,304
Knight-Swift Transportation Holdings, Inc.	7,694	427,479
Landstar System, Inc.	2,486	478,654
Norfolk Southern Corp.	665	150,795
Old Dominion Freight Line, Inc.	1,026	379,363
Ryder System, Inc.	1,573	133,375
Saia, Inc. (a)	1,109	379,733
Schneider National, Inc. Class B	4,156	119,360
Uber Technologies, Inc. (a)	1,115	48,135
U-Haul Holding Co. (c) (f)	549	30,371
U-Haul Holding Co. (f)	1,714	86,848
Union Pacific Corp.	220	45,016
XPO, Inc. (a)	4,329	255,411
		3,079,609
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	513	55,927
Align Technology, Inc. (a)	924	326,763
Baxter International, Inc.	582	26,516
Becton Dickinson & Co.	166	43,826
Boston Scientific Corp. (a)	1,320	71,399
Cooper Cos., Inc.	269	103,143
DENTSPLY SIRONA, Inc.	740	29,615
Dexcom, Inc. (a)	977	125,554
Edwards Lifesciences Corp. (a)	2,975	280,632
Enovis Corp. (a)	1,686	108,106
Envista Holdings Corp. (a)	731	24,737
GE HealthCare Technologies, Inc.	3,227	262,162
Globus Medical, Inc. Class A (a)	1,837	109,375
Hologic, Inc. (a)	4,121	333,677
IDEXX Laboratories, Inc. (a)	492	247,097
Inspire Medical Systems, Inc. (a)	251	81,485
Insulet Corp. (a)	40	11,534
Integra LifeSciences Holdings Corp. (a)	415	17,069
Intuitive Surgical, Inc. (a)	565	193,196
Masimo Corp. (a)	142	23,366
Medtronic PLC	953	83,959
Security Description	Shares	Value
ResMed, Inc.	550	$ 120,175
Shockwave Medical, Inc. (a)	871	248,592
STERIS PLC	440	98,991
Stryker Corp.	243	74,137
Teleflex, Inc.	227	54,941
Zimmer Biomet Holdings, Inc.	1,027	149,531
		3,305,505
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Acadia Healthcare Co., Inc. (a)	1,305	103,930
AmerisourceBergen Corp.	4,673	899,225
Cardinal Health, Inc.	16,863	1,594,734
Centene Corp. (a)	2,815	189,872
Chemed Corp.	349	189,043
Cigna Group	1,117	313,430
CVS Health Corp.	1,196	82,679
DaVita, Inc. (a)	2,133	214,302
Elevance Health, Inc.	459	203,929
Encompass Health Corp.	3,922	265,559
HCA Healthcare, Inc.	1,209	366,907
Henry Schein, Inc. (a)	2,946	238,921
Humana, Inc.	930	415,831
Laboratory Corp. of America Holdings	499	120,424
McKesson Corp.	2,773	1,184,931
Molina Healthcare, Inc. (a)	1,761	530,484
Premier, Inc. Class A	3,899	107,846
Quest Diagnostics, Inc.	1,164	163,612
Tenet Healthcare Corp. (a)	2,649	215,576
UnitedHealth Group, Inc.	30	14,419
Universal Health Services, Inc. Class B	2,329	367,446
		7,783,100
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	1,117	22,452
Medical Properties Trust, Inc. REIT (c)	906	8,389
Omega Healthcare Investors, Inc. REIT	3,506	107,599
Ventas, Inc. REIT	234	11,061
Welltower, Inc. REIT	184	14,884
		164,385
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	930	16,935
Doximity, Inc. Class A (a) (c)	1,316	44,770
Teladoc Health, Inc. (a)	420	10,635
Veeva Systems, Inc. Class A (a)	541	106,972
		179,312
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	11,651	196,086
Park Hotels & Resorts, Inc. REIT	2,020	25,897
		221,983
HOTELS, RESTAURANTS & LEISURE — 3.7%
Airbnb, Inc. Class A (a)	2,085	267,214

See accompanying notes to financial statements.
81

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Aramark	8,537	$ 367,518
Booking Holdings, Inc. (a)	131	353,743
Boyd Gaming Corp.	3,256	225,869
Caesars Entertainment, Inc. (a)	1,668	85,018
Carnival Corp. (a)	670	12,616
Chipotle Mexican Grill, Inc. (a)	137	293,043
Choice Hotels International, Inc. (c)	364	42,777
Churchill Downs, Inc.	270	37,576
Darden Restaurants, Inc.	3,762	628,555
Domino's Pizza, Inc.	310	104,467
DoorDash, Inc. Class A (a)	360	27,511
Expedia Group, Inc. (a)	2,654	290,321
Hilton Worldwide Holdings, Inc.	1,333	194,018
Hyatt Hotels Corp. Class A	1,541	176,568
Las Vegas Sands Corp. (a)	1,336	77,488
Marriott International, Inc. Class A	881	161,831
Marriott Vacations Worldwide Corp.	841	103,207
McDonald's Corp.	194	57,891
MGM Resorts International	14,282	627,265
Norwegian Cruise Line Holdings Ltd. (a)	1,746	38,010
Penn Entertainment, Inc. (a) (c)	1,363	32,753
Royal Caribbean Cruises Ltd. (a)	892	92,536
Starbucks Corp.	2,396	237,348
Texas Roadhouse, Inc.	4,004	449,569
Travel & Leisure Co.	2,043	82,415
Vail Resorts, Inc.	421	105,991
Wendy's Co.	2,568	55,854
Wingstop, Inc.	517	103,483
Wyndham Hotels & Resorts, Inc.	911	62,467
Wynn Resorts Ltd.	370	39,076
Yum! Brands, Inc.	2,336	323,653
		5,757,651
HOUSEHOLD DURABLES — 3.1%
DR Horton, Inc.	2,614	318,098
Garmin Ltd.	2,208	230,272
Leggett & Platt, Inc.	2,735	81,011
Lennar Corp. Class A	8,733	1,094,332
Mohawk Industries, Inc. (a)	252	25,996
NVR, Inc. (a)	155	984,346
PulteGroup, Inc.	9,251	718,618
Tempur Sealy International, Inc.	6,924	277,445
Toll Brothers, Inc.	8,139	643,551
TopBuild Corp. (a)	1,670	444,253
Whirlpool Corp.	326	48,505
		4,866,427
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	1,427	143,028
Clorox Co.	985	156,655
Colgate-Palmolive Co.	1,508	116,176
Kimberly-Clark Corp.	1,864	257,344
Procter & Gamble Co.	297	45,067
Reynolds Consumer Products, Inc.	908	25,651
Spectrum Brands Holdings, Inc.	167	13,034
		756,955
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	6,414	$ 132,962
Brookfield Renewable Corp. Class A	1,481	46,681
Clearway Energy, Inc. Class A	584	15,768
Clearway Energy, Inc. Class C	929	26,533
Vistra Corp.	780	20,475
		242,419
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	635	63,557
General Electric Co.	1,160	127,426
Honeywell International, Inc.	328	68,060
		259,043
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	200	6,460
EastGroup Properties, Inc. REIT	425	73,780
First Industrial Realty Trust, Inc. REIT	2,758	145,181
Prologis, Inc. REIT	512	62,787
Rexford Industrial Realty, Inc. REIT	349	18,225
STAG Industrial, Inc. REIT	1,546	55,470
		361,903
INSURANCE — 2.9%
Aflac, Inc.	3,645	254,421
Allstate Corp.	318	34,675
American Financial Group, Inc.	483	57,356
American International Group, Inc.	2,506	144,195
Aon PLC Class A	867	299,288
Arch Capital Group Ltd. (a)	4,112	307,783
Arthur J Gallagher & Co.	695	152,601
Assurant, Inc.	102	12,823
Assured Guaranty Ltd.	610	34,038
Axis Capital Holdings Ltd.	511	27,507
Brighthouse Financial, Inc. (a)	192	9,091
Brown & Brown, Inc.	3,208	220,839
Chubb Ltd.	535	103,020
Everest Re Group Ltd.	542	185,288
Fidelity National Financial, Inc.	3,389	122,004
First American Financial Corp.	1,297	73,955
Globe Life, Inc.	1,179	129,242
Hanover Insurance Group, Inc.	120	13,564
Hartford Financial Services Group, Inc.	2,548	183,507
Kinsale Capital Group, Inc.	617	230,881
Loews Corp.	1,122	66,624
Markel Group, Inc. (a)	17	23,514
Marsh & McLennan Cos., Inc.	1,263	237,545
MetLife, Inc.	562	31,770
Old Republic International Corp.	6,610	166,374
Primerica, Inc.	687	135,861
Principal Financial Group, Inc.	2,213	167,834
Progressive Corp.	481	63,670
Prudential Financial, Inc.	335	29,554

See accompanying notes to financial statements.
82

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Reinsurance Group of America, Inc.	805	$ 111,645
RLI Corp.	1,621	221,218
Ryan Specialty Holdings, Inc. (a)	919	41,254
Travelers Cos., Inc.	915	158,899
Unum Group	4,395	209,642
W R Berkley Corp.	1,581	94,164
Willis Towers Watson PLC	577	135,884
		4,491,530
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A (a)	698	83,551
Alphabet, Inc. Class C (a)	638	77,179
Meta Platforms, Inc. Class A (a)	335	96,138
Pinterest, Inc. Class A (a)	10,811	295,573
TripAdvisor, Inc. (a)	2,866	47,260
ZoomInfo Technologies, Inc. (a)	3,735	94,832
		694,533
IT SERVICES — 2.5%
Accenture PLC Class A	164	50,607
Akamai Technologies, Inc. (a)	2,094	188,188
Amdocs Ltd.	6,837	675,838
Cloudflare, Inc. Class A (a)	1,237	80,863
Cognizant Technology Solutions Corp. Class A	9,306	607,496
DXC Technology Co. (a)	8,160	218,035
EPAM Systems, Inc. (a)	463	104,059
Gartner, Inc. (a)	1,581	553,840
Globant SA (a)	363	65,238
GoDaddy, Inc. Class A (a)	2,849	214,045
International Business Machines Corp.	569	76,138
Kyndryl Holdings, Inc. (a)	8,880	117,926
MongoDB, Inc. (a)	63	25,892
Okta, Inc. (a)	212	14,702
Snowflake, Inc. Class A (a)	1,373	241,621
VeriSign, Inc. (a)	2,818	636,784
		3,871,272
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	3,254	281,927
Hasbro, Inc.	158	10,234
Mattel, Inc. (a)	2,075	40,545
Polaris, Inc.	1,898	229,525
YETI Holdings, Inc. (a)	2,693	104,596
		666,827
LIFE SCIENCES TOOLS & SERVICES — 1.1%
10X Genomics, Inc. Class A (a)	428	23,900
Agilent Technologies, Inc.	1,153	138,648
Avantor, Inc. (a)	896	18,404
Bio-Techne Corp.	1,047	85,467
Bruker Corp.	921	68,080
Charles River Laboratories International, Inc. (a)	591	124,258
Danaher Corp.	112	26,880
ICON PLC (a)	326	81,565
IQVIA Holdings, Inc. (a)	340	76,422
Security Description	Shares	Value
Medpace Holdings, Inc. (a)	698	$ 167,639
Mettler-Toledo International, Inc. (a)	161	211,174
QIAGEN NV (a)	1,248	56,197
Repligen Corp. (a)	591	83,603
Revvity, Inc.	134	15,918
Syneos Health, Inc. (a)	2,324	97,933
Thermo Fisher Scientific, Inc.	82	42,783
Waters Corp. (a)	261	69,567
West Pharmaceutical Services, Inc.	835	319,362
		1,707,800
MACHINERY — 3.9%
AGCO Corp.	2,672	351,154
Allison Transmission Holdings, Inc.	3,987	225,106
Caterpillar, Inc.	683	168,052
CNH Industrial NV	24,592	354,125
Crane NXT Co.	1,635	92,279
Cummins, Inc.	684	167,690
Deere & Co.	167	67,667
Donaldson Co., Inc.	3,711	231,975
Dover Corp.	1,244	183,677
Esab Corp.	2,802	186,445
Flowserve Corp.	1,296	48,146
Fortive Corp.	2,575	192,533
Gates Industrial Corp. PLC (a)	2,003	27,000
Graco, Inc.	3,062	264,404
IDEX Corp.	514	110,644
Illinois Tool Works, Inc.	1,017	254,413
Ingersoll Rand, Inc.	2,959	193,400
ITT, Inc.	2,338	217,925
Lincoln Electric Holdings, Inc.	972	193,068
Middleby Corp. (a)	660	97,568
Nordson Corp.	801	198,792
Oshkosh Corp.	1,804	156,208
Otis Worldwide Corp.	3,521	313,404
PACCAR, Inc.	5,376	449,702
Parker-Hannifin Corp.	889	346,746
Pentair PLC	1,012	65,375
RBC Bearings, Inc. (a)	262	56,977
Snap-on, Inc.	1,096	315,856
Stanley Black & Decker, Inc.	277	25,958
Timken Co.	2,060	188,552
Toro Co.	1,083	110,087
Westinghouse Air Brake Technologies Corp.	1,495	163,957
Xylem, Inc.	1,347	151,699
		6,170,584
MARINE TRANSPORTATION — 0.1%
Kirby Corp. (a)	1,180	90,801
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	304	111,680
Comcast Corp. Class A	3,059	127,101
Fox Corp. Class A	3,631	123,454
Fox Corp. Class B	1,258	40,118
Interpublic Group of Cos., Inc.	8,035	309,990

See accompanying notes to financial statements.
83

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Liberty Broadband Corp. Class C (a)	440	$ 35,248
Liberty Media Corp.-Liberty SiriusXM Class A (a)	354	11,615
Liberty Media Corp.-Liberty SiriusXM Class C (a)	662	21,667
New York Times Co. Class A	3,046	119,952
News Corp. Class A	10,928	213,096
News Corp. Class B	3,828	75,488
Nexstar Media Group, Inc.	844	140,568
Omnicom Group, Inc.	3,385	322,083
Paramount Global Class B	1,715	27,286
Trade Desk, Inc. Class A (a)	448	34,595
		1,713,941
METALS & MINING — 2.9%
Alcoa Corp.	741	25,142
Cleveland-Cliffs, Inc. (a)	7,779	130,376
Freeport-McMoRan, Inc.	2,880	115,200
Newmont Corp.	322	13,736
Nucor Corp.	7,073	1,159,830
Reliance Steel & Aluminum Co.	4,437	1,205,045
Royal Gold, Inc.	663	76,099
Southern Copper Corp.	374	26,831
Steel Dynamics, Inc.	12,192	1,328,075
U.S. Steel Corp.	17,067	426,846
		4,507,180
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	5,736	114,777
Rithm Capital Corp. REIT	10,259	95,922
Starwood Property Trust, Inc. REIT	897	17,402
		228,101
MULTI-UTILITIES — 0.7%
Ameren Corp.	1,602	130,835
CenterPoint Energy, Inc.	4,866	141,844
CMS Energy Corp.	1,158	68,033
Consolidated Edison, Inc.	2,194	198,338
Dominion Energy, Inc.	299	15,485
DTE Energy Co.	933	102,649
NiSource, Inc.	5,209	142,466
Public Service Enterprise Group, Inc.	1,479	92,600
Sempra Energy	496	72,213
WEC Energy Group, Inc.	1,168	103,064
		1,067,527
OFFICE REITs — 0.0% (d)
Alexandria Real Estate Equities, Inc. REIT	190	21,563
OIL, GAS & CONSUMABLE FUELS — 5.7%
Antero Midstream Corp.	2,767	32,097
Antero Resources Corp. (a)	1,210	27,866
APA Corp.	5,021	171,568
Cheniere Energy, Inc.	3,448	525,337
Security Description	Shares	Value
Chesapeake Energy Corp.	6,991	$ 585,007
Chevron Corp.	588	92,522
ConocoPhillips	3,782	391,853
Coterra Energy, Inc.	18,243	461,548
Devon Energy Corp.	7,946	384,110
Diamondback Energy, Inc.	3,690	484,718
DT Midstream, Inc.	453	22,455
EOG Resources, Inc.	3,140	359,342
EQT Corp.	5,185	213,259
Exxon Mobil Corp.	1,057	113,363
Hess Corp.	1,381	187,747
HF Sinclair Corp.	5,015	223,719
Kinder Morgan, Inc.	3,704	63,783
Marathon Oil Corp.	9,592	220,808
Marathon Petroleum Corp.	10,328	1,204,245
New Fortress Energy, Inc.	357	9,560
Occidental Petroleum Corp.	4,450	261,660
ONEOK, Inc.	5,624	347,113
Ovintiv, Inc.	1,604	61,064
PDC Energy, Inc.	4,407	313,514
Phillips 66	5,872	560,071
Pioneer Natural Resources Co.	2,309	478,379
Range Resources Corp.	14,213	417,862
Southwestern Energy Co. (a)	5,153	30,970
Targa Resources Corp.	1,671	127,163
Texas Pacific Land Corp.	71	93,472
Valero Energy Corp.	3,477	407,852
Williams Cos., Inc.	1,421	46,367
		8,920,394
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	4,860	364,403
PASSENGER AIRLINES — 1.6%
Alaska Air Group, Inc. (a)	7,458	396,616
American Airlines Group, Inc. (a)	28,608	513,228
Delta Air Lines, Inc. (a)	16,184	769,387
Southwest Airlines Co.	5,433	196,729
United Airlines Holdings, Inc. (a)	12,122	665,134
		2,541,094
PERSONAL CARE PRODUCTS — 0.2%
Coty, Inc. Class A (a)	7,581	93,171
Estee Lauder Cos., Inc. Class A	1,027	201,682
		294,853
PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co.	717	45,852
Eli Lilly & Co.	55	25,794
Jazz Pharmaceuticals PLC (a)	469	58,142
Johnson & Johnson	72	11,918
Merck & Co., Inc.	824	95,081
Organon & Co.	788	16,398
Perrigo Co. PLC	433	14,700
Pfizer, Inc.	875	32,095
Royalty Pharma PLC Class A	937	28,803
Viatris, Inc.	6,244	62,315

See accompanying notes to financial statements.
84

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Zoetis, Inc.	621	$ 106,943
		498,041
PROFESSIONAL SERVICES — 1.7%
Automatic Data Processing, Inc.	601	132,094
Booz Allen Hamilton Holding Corp.	1,444	161,150
Broadridge Financial Solutions, Inc.	923	152,877
CACI International, Inc. Class A (a)	717	244,382
CoStar Group, Inc. (a)	1,203	107,067
Dun & Bradstreet Holdings, Inc.	1,505	17,413
Equifax, Inc.	394	92,708
FTI Consulting, Inc. (a)	911	173,272
Genpact Ltd.	1,710	64,245
Jacobs Solutions, Inc.	798	94,874
KBR, Inc.	3,782	246,057
Leidos Holdings, Inc.	1,928	170,589
ManpowerGroup, Inc.	1,284	101,950
Paychex, Inc.	726	81,218
Paylocity Holding Corp. (a)	196	36,168
Robert Half International, Inc.	2,422	182,183
Science Applications International Corp.	3,023	340,027
SS&C Technologies Holdings, Inc.	1,738	105,323
TransUnion	285	22,324
Verisk Analytics, Inc.	905	204,557
		2,730,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	3,821	308,393
Howard Hughes Corp. (a)	343	27,070
Jones Lang LaSalle, Inc. (a)	453	70,577
Lennar Corp. Class B	507	57,281
Zillow Group, Inc. Class A (a)	440	21,648
Zillow Group, Inc. Class C (a)	725	36,438
		521,407
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	1,036	36,726
Apartment Income REIT Corp.	3,632	131,079
AvalonBay Communities, Inc. REIT	437	82,711
Camden Property Trust REIT	456	49,645
Equity LifeStyle Properties, Inc. REIT	824	55,117
Equity Residential REIT	630	41,561
Essex Property Trust, Inc. REIT	95	22,258
Invitation Homes, Inc. REIT	1,207	41,521
Mid-America Apartment Communities, Inc. REIT	488	74,108
Sun Communities, Inc. REIT	85	11,089
UDR, Inc. REIT	458	19,676
		565,491
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	313	20,467
Brixmor Property Group, Inc. REIT	4,234	93,148
Federal Realty Investment Trust REIT	652	63,094
Security Description	Shares	Value
Kimco Realty Corp. REIT	1,029	$ 20,292
NNN REIT, Inc.	1,593	68,165
Realty Income Corp. REIT	494	29,536
Regency Centers Corp. REIT	1,239	76,533
Simon Property Group, Inc. REIT	2,766	319,418
Spirit Realty Capital, Inc. REIT	1,609	63,362
		754,015
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Advanced Micro Devices, Inc. (a)	221	25,174
Allegro MicroSystems, Inc. (a)	3,754	169,456
Analog Devices, Inc.	2,154	419,621
Applied Materials, Inc.	4,692	678,182
Broadcom, Inc.	116	100,622
Cirrus Logic, Inc. (a)	4,159	336,921
Enphase Energy, Inc. (a)	561	93,956
First Solar, Inc. (a)	839	159,485
GLOBALFOUNDRIES, Inc. (a) (c)	425	27,446
Intel Corp.	942	31,500
KLA Corp.	2,100	1,018,542
Lam Research Corp.	1,101	707,789
Lattice Semiconductor Corp. (a)	6,878	660,769
Marvell Technology, Inc.	1,080	64,562
Microchip Technology, Inc.	11,464	1,027,060
Micron Technology, Inc.	13,469	850,029
Monolithic Power Systems, Inc.	724	391,127
NVIDIA Corp.	202	85,450
ON Semiconductor Corp. (a)	12,846	1,214,975
Qorvo, Inc. (a)	831	84,787
QUALCOMM, Inc.	926	110,231
Skyworks Solutions, Inc.	4,400	487,036
Teradyne, Inc.	4,182	465,582
Texas Instruments, Inc.	1,574	283,351
Universal Display Corp.	1,213	174,830
		9,668,483
SOFTWARE — 5.1%
Adobe, Inc. (a)	522	255,253
ANSYS, Inc. (a)	1,015	335,224
Atlassian Corp. Class A (a)	2,552	428,251
Autodesk, Inc. (a)	2,993	612,398
Bentley Systems, Inc. Class B	776	42,082
Bills Holdings, Inc. (a)	100	11,685
Black Knight, Inc. (a)	1,100	65,703
Cadence Design Systems, Inc. (a)	2,119	496,948
CCC Intelligent Solutions Holdings, Inc. (a)	1,646	18,452
Ceridian HCM Holding, Inc. (a)	1,044	69,917
Crowdstrike Holdings, Inc. Class A (a)	1,142	167,726
Datadog, Inc. Class A (a)	405	39,844
DocuSign, Inc. (a)	922	47,105
Dolby Laboratories, Inc. Class A	2,445	204,598
DoubleVerify Holdings, Inc. (a)	4,461	173,622
Dropbox, Inc. Class A (a)	15,018	400,530
Dynatrace, Inc. (a)	5,196	267,438

See accompanying notes to financial statements.
85

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Elastic NV (a)	178	$ 11,413
Fair Isaac Corp. (a)	352	284,842
Five9, Inc. (a)	133	10,966
Fortinet, Inc. (a)	8,347	630,950
Guidewire Software, Inc. (a)	217	16,509
HashiCorp, Inc. Class A (a)	1,169	30,604
HubSpot, Inc. (a)	394	209,643
Intuit, Inc.	58	26,575
Manhattan Associates, Inc. (a)	2,709	541,475
Microsoft Corp.	767	261,194
NCR Corp. (a)	1,091	27,493
New Relic, Inc. (a)	837	54,773
Oracle Corp.	376	44,778
Palantir Technologies, Inc. Class A (a)	13,352	204,686
Palo Alto Networks, Inc. (a)	321	82,019
Paycom Software, Inc.	1,053	338,266
Paycor HCM, Inc. (a) (c)	343	8,119
Procore Technologies, Inc. (a)	157	10,216
PTC, Inc. (a)	1,110	157,953
Roper Technologies, Inc.	79	37,983
Salesforce, Inc. (a)	432	91,264
ServiceNow, Inc. (a)	230	129,253
Smartsheet, Inc. Class A (a)	1,133	43,349
Splunk, Inc. (a)	412	43,709
Synopsys, Inc. (a)	883	384,467
Teradata Corp. (a)	5,121	273,513
Tyler Technologies, Inc. (a)	389	162,007
VMware, Inc. Class A (a)	463	66,528
Workday, Inc. Class A (a)	575	129,887
Zoom Video Communications, Inc. Class A (a)	1,185	80,438
Zscaler, Inc. (a)	161	23,554
		8,055,202
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	51	9,891
Crown Castle, Inc. REIT	121	13,787
CubeSmart REIT	2,107	94,099
EPR Properties REIT	644	30,139
Equinix, Inc. REIT	52	40,765
Extra Space Storage, Inc. REIT	803	119,526
Gaming & Leisure Properties, Inc. REIT	3,641	176,443
Iron Mountain, Inc. REIT	2,620	148,868
Lamar Advertising Co. Class A REIT	1,601	158,899
Life Storage, Inc. REIT	933	124,052
National Storage Affiliates Trust REIT	216	7,523
Public Storage REIT	647	188,846
Rayonier, Inc. REIT	302	9,483
SBA Communications Corp. REIT	106	24,567
VICI Properties, Inc. REIT	3,828	120,314
Weyerhaeuser Co. REIT	8,911	298,608
		1,565,810
Security Description	Shares	Value
SPECIALTY RETAIL — 4.1%
Advance Auto Parts, Inc.	1,001	$ 70,370
AutoNation, Inc. (a)	1,642	270,290
AutoZone, Inc. (a)	198	493,685
Bath & Body Works, Inc.	3,356	125,850
Best Buy Co., Inc.	4,495	368,365
Burlington Stores, Inc. (a)	355	55,873
CarMax, Inc. (a)	1,258	105,295
Dick's Sporting Goods, Inc.	3,556	470,068
Five Below, Inc. (a)	1,448	284,590
Floor & Decor Holdings, Inc. Class A (a) (c)	2,331	242,331
Gap, Inc.	3,477	31,050
Home Depot, Inc.	175	54,362
Lithia Motors, Inc.	82	24,937
Lowe's Cos., Inc.	1,653	373,082
Murphy USA, Inc.	1,498	466,043
O'Reilly Automotive, Inc. (a)	488	466,186
Penske Automotive Group, Inc.	1,398	232,949
RH (a) (c)	415	136,780
Ross Stores, Inc.	4,054	454,575
TJX Cos., Inc.	4,842	410,553
Tractor Supply Co.	1,909	422,080
Ulta Beauty, Inc. (a)	1,294	608,950
Valvoline, Inc.	380	14,254
Williams-Sonoma, Inc.	1,947	243,647
		6,426,165
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Apple, Inc.	1,915	371,453
Hewlett Packard Enterprise Co.	34,342	576,946
HP, Inc.	12,685	389,556
NetApp, Inc.	3,945	301,398
Pure Storage, Inc. Class A (a)	11,427	420,742
Western Digital Corp. (a)	1,459	55,340
		2,115,435
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Capri Holdings Ltd. (a)	8,580	307,936
Carter's, Inc.	492	35,719
Columbia Sportswear Co.	997	77,008
Crocs, Inc. (a)	225	25,299
Deckers Outdoor Corp. (a)	948	500,222
Lululemon Athletica, Inc. (a)	891	337,244
NIKE, Inc. Class B	753	83,109
PVH Corp.	1,218	103,493
Ralph Lauren Corp. (c)	2,026	249,806
Skechers USA, Inc. Class A (a)	6,923	364,565
Tapestry, Inc.	12,507	535,300
		2,619,701
TOBACCO — 0.2%
Altria Group, Inc.	4,880	221,064
Philip Morris International, Inc.	291	28,407
		249,471

See accompanying notes to financial statements.
86

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp.	1,984	$ 83,030
Core & Main, Inc. Class A (a)	3,135	98,251
Fastenal Co.	5,161	304,447
Ferguson PLC	1,131	177,918
MSC Industrial Direct Co., Inc. Class A	1,512	144,063
SiteOne Landscape Supply, Inc. (a)	1,031	172,548
United Rentals, Inc.	1,483	660,484
Univar Solutions, Inc. (a)	9,121	326,897
W.W. Grainger, Inc.	535	421,896
Watsco, Inc. (c)	1,135	432,968
WESCO International, Inc.	1,301	232,957
		3,055,459
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	500	71,375
Essential Utilities, Inc.	1,180	47,094
		118,469
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile U.S., Inc. (a)	178	24,724
TOTAL COMMON STOCKS (Cost $137,405,032)		156,470,127
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g) (h)	180,310	180,346
State Street Navigator Securities Lending Portfolio II (b) (i)	903,428	903,428
TOTAL SHORT-TERM INVESTMENTS (Cost $1,083,772)		1,083,774
TOTAL INVESTMENTS — 100.5% (Cost $138,488,804)		157,553,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(748,582)
NET ASSETS — 100.0%		$ 156,805,319

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
87

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Growth Index (long)	2	09/15/2023	$238,817	$245,840	$7,023

During the period ended June 30, 2023, average notional value related to futures contracts was $411,777.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$156,470,127	$—	$ 0(a)	$156,470,127
Short-Term Investments	1,083,774	—	—	1,083,774
TOTAL INVESTMENTS	$157,553,901	$—	$ 0	$157,553,901
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 7,023	$—	$—	$ 7,023
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 7,023	$—	$—	$ 7,023
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	465	$ 28,667	$ 119,995	$ 23,858	$2,284	$9,246	1,863	$ 136,334	$ 1,855
State Street Institutional Liquid Reserves Fund, Premier Class	172,125	172,108	9,624,723	9,616,637	150	2	180,310	180,346	10,605
State Street Navigator Securities Lending Portfolio II	2,675,497	2,675,497	30,324,363	32,096,432	—	—	903,428	903,428	11,965
Total		$2,876,272	$40,069,081	$41,736,927	$2,434	$9,248		$1,220,108	$24,425
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	11,238	$ 2,557,769
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	43,713	4,124,321
Expeditors International of Washington, Inc.	14,936	1,809,198
		5,933,519
AUTOMOBILE COMPONENTS — 0.8%
BorgWarner, Inc.	34,770	1,700,600
Gentex Corp.	46,945	1,373,611
Lear Corp.	22,336	3,206,333
		6,280,544
AUTOMOBILES — 1.6%
Ford Motor Co.	581,161	8,792,966
Harley-Davidson, Inc.	27,834	980,035
Thor Industries, Inc.	19,334	2,001,069
		11,774,070
BANKS — 6.9%
Bank OZK	37,239	1,495,518
BOK Financial Corp.	4,997	403,658
Citizens Financial Group, Inc.	129,612	3,380,281
Columbia Banking System, Inc.	70,268	1,425,035
Comerica, Inc.	50,113	2,122,787
Cullen/Frost Bankers, Inc.	7,830	841,960
East West Bancorp, Inc.	43,072	2,273,771
Fifth Third Bancorp	147,238	3,859,108
First Hawaiian, Inc.	47,999	864,462
First Horizon Corp.	203,451	2,292,893
FNB Corp.	109,518	1,252,886
Huntington Bancshares, Inc.	342,294	3,689,929
KeyCorp	351,755	3,250,216
M&T Bank Corp.	20,345	2,517,897
New York Community Bancorp, Inc.	139,472	1,567,665
Northern Trust Corp.	23,396	1,734,579
Pinnacle Financial Partners, Inc.	7,275	412,129
Popular, Inc.	26,289	1,591,010
Prosperity Bancshares, Inc.	15,084	851,944
Regions Financial Corp.	163,555	2,914,550
State Street Corp. (a)	37,464	2,741,616
Synovus Financial Corp.	54,574	1,650,864
Truist Financial Corp.	127,465	3,868,563
Webster Financial Corp.	44,271	1,671,230
Western Alliance Bancorp	40,802	1,488,049
Wintrust Financial Corp.	8,972	651,547
Zions Bancorp NA	54,913	1,474,963
		52,289,110
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	23,527	1,549,018
BROADLINE RETAIL — 0.5%
Kohl's Corp.	41,709	961,392
Macy's, Inc.	102,114	1,638,930
Security Description	Shares	Value
Nordstrom, Inc.	43,067	$ 881,582
		3,481,904
BUILDING PRODUCTS — 1.8%
A.O. Smith Corp.	21,875	1,592,062
Armstrong World Industries, Inc.	7,025	516,057
Carlisle Cos., Inc.	5,639	1,446,573
Fortune Brands Innovations, Inc.	35,789	2,575,019
Masco Corp.	74,313	4,264,080
Owens Corning	25,107	3,276,463
		13,670,254
CAPITAL MARKETS — 3.5%
Carlyle Group, Inc.	80,304	2,565,713
Evercore, Inc. Class A	13,434	1,660,308
Franklin Resources, Inc.	108,312	2,893,013
Houlihan Lokey, Inc.	13,760	1,352,746
Invesco Ltd.	141,231	2,374,093
Janus Henderson Group PLC	50,520	1,376,670
Jefferies Financial Group, Inc.	26,115	866,235
Lazard Ltd. Class A	41,302	1,321,664
SEI Investments Co.	14,710	877,010
Stifel Financial Corp.	16,327	974,232
T Rowe Price Group, Inc.	83,205	9,320,624
TPG, Inc.	24,218	708,619
Virtu Financial, Inc. Class A	33,720	576,275
		26,867,202
CHEMICALS — 5.4%
CF Industries Holdings, Inc.	74,319	5,159,225
Chemours Co.	56,104	2,069,676
Dow, Inc.	212,210	11,302,305
Eastman Chemical Co.	42,778	3,581,374
Element Solutions, Inc.	17,009	326,573
Huntsman Corp.	65,904	1,780,726
LyondellBasell Industries NV Class A	98,313	9,028,083
Mosaic Co.	125,829	4,404,015
NewMarket Corp.	1,366	549,296
Olin Corp.	49,067	2,521,553
Westlake Corp.	3,819	456,256
		41,179,082
COMMERCIAL SERVICES & SUPPLIES — 0.2%
RB Global, Inc.	28,019	1,681,140
COMMUNICATIONS EQUIPMENT — 0.2%
Juniper Networks, Inc.	41,943	1,314,074
CONSTRUCTION & ENGINEERING — 0.2%
MDU Resources Group, Inc.	76,259	1,596,863
CONSUMER FINANCE — 1.8%
Ally Financial, Inc.	75,140	2,029,531
Discover Financial Services	33,283	3,889,119
OneMain Holdings, Inc.	42,335	1,849,616
SLM Corp.	36,103	589,201
Synchrony Financial	162,197	5,501,722
		13,859,189

See accompanying notes to financial statements.
89

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.4%
Albertsons Cos., Inc. Class A	158,432	$ 3,456,986
Kroger Co.	114,095	5,362,465
Sysco Corp.	100,462	7,454,280
Target Corp.	42,289	5,577,919
Walgreens Boots Alliance, Inc.	134,952	3,844,783
		25,696,433
CONTAINERS & PACKAGING — 3.3%
Amcor PLC	562,496	5,613,710
Ardagh Group SA (b)	6,370	59,878
Ardagh Metal Packaging SA (b)	54,132	203,536
Avery Dennison Corp.	7,570	1,300,526
Berry Global Group, Inc.	16,665	1,072,226
Graphic Packaging Holding Co.	55,974	1,345,055
International Paper Co.	131,697	4,189,282
Packaging Corp. of America	33,640	4,445,862
Sealed Air Corp.	34,772	1,390,880
Silgan Holdings, Inc.	14,677	688,205
Sonoco Products Co.	29,741	1,755,314
Westrock Co.	96,682	2,810,546
		24,875,020
DISTRIBUTORS — 1.0%
Genuine Parts Co.	25,173	4,260,027
LKQ Corp.	58,715	3,421,323
		7,681,350
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	79,319	478,293
H&R Block, Inc.	57,310	1,826,470
		2,304,763
DIVERSIFIED REITs — 0.3%
WP Carey, Inc. REIT	29,364	1,983,832
ELECTRIC UTILITIES — 5.8%
Alliant Energy Corp.	35,690	1,873,011
American Electric Power Co., Inc.	47,504	3,999,837
Avangrid, Inc. (b)	16,020	603,634
Edison International	63,315	4,397,227
Entergy Corp.	46,211	4,499,565
Evergy, Inc.	66,107	3,861,971
Eversource Energy	54,011	3,830,460
Exelon Corp.	95,164	3,876,981
FirstEnergy Corp.	75,982	2,954,180
Hawaiian Electric Industries, Inc.	41,358	1,497,160
IDACORP, Inc.	11,794	1,210,064
NRG Energy, Inc.	87,804	3,282,992
OGE Energy Corp.	76,075	2,731,853
Pinnacle West Capital Corp.	43,064	3,507,993
PPL Corp.	82,771	2,190,121
		44,317,049
ELECTRICAL EQUIPMENT — 0.1%
nVent Electric PLC	19,236	993,924
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Avnet, Inc.	34,292	$ 1,730,031
Corning, Inc.	130,738	4,581,060
TD SYNNEX Corp.	8,776	824,944
		7,136,035
FINANCIAL SERVICES — 0.8%
Corebridge Financial, Inc.	51,291	905,799
Equitable Holdings, Inc.	46,048	1,250,664
MGIC Investment Corp.	108,719	1,716,673
TFS Financial Corp. (b)	5,244	65,917
UWM Holdings Corp.	35,028	196,157
Western Union Co.	141,228	1,656,604
		5,791,814
FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.	95,218	7,194,672
Campbell Soup Co.	30,980	1,416,096
Conagra Brands, Inc.	78,373	2,642,738
Flowers Foods, Inc.	70,922	1,764,539
Hormel Foods Corp.	41,104	1,653,203
Ingredion, Inc.	15,792	1,673,162
J M Smucker Co.	13,137	1,939,941
Kellogg Co.	44,693	3,012,308
Tyson Foods, Inc. Class A	105,628	5,391,253
		26,687,912
GAS UTILITIES — 0.5%
National Fuel Gas Co.	33,525	1,721,844
UGI Corp.	79,562	2,145,787
		3,867,631
GROUND TRANSPORTATION — 0.2%
Ryder System, Inc.	17,317	1,468,308
Schneider National, Inc. Class B	14,501	416,469
		1,884,777
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Cardinal Health, Inc.	98,021	9,269,846
Premier, Inc. Class A	44,755	1,237,923
Quest Diagnostics, Inc.	22,551	3,169,769
		13,677,538
HEALTH CARE REITs — 0.9%
Healthpeak Properties, Inc. REIT	96,564	1,940,936
Medical Properties Trust, Inc. REIT (b)	224,034	2,074,555
Omega Healthcare Investors, Inc. REIT	86,700	2,660,823
		6,676,314
HOTEL & RESORT REITs — 0.3%
Host Hotels & Resorts, Inc. REIT	113,678	1,913,201
Park Hotels & Resorts, Inc. REIT	24,280	311,269
		2,224,470
HOTELS, RESTAURANTS & LEISURE — 1.9%
Darden Restaurants, Inc.	33,816	5,649,977

See accompanying notes to financial statements.
90

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Domino's Pizza, Inc.	3,863	$ 1,301,792
Marriott Vacations Worldwide Corp.	10,470	1,284,878
Texas Roadhouse, Inc.	14,870	1,669,604
Travel & Leisure Co.	28,013	1,130,044
Vail Resorts, Inc.	8,627	2,171,934
Wendy's Co.	25,331	550,949
Wyndham Hotels & Resorts, Inc.	12,429	852,257
		14,611,435
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	29,235	3,048,918
Leggett & Platt, Inc.	50,000	1,481,000
Newell Brands, Inc.	143,571	1,249,068
Toll Brothers, Inc.	12,036	951,686
Whirlpool Corp.	20,358	3,029,067
		9,759,739
HOUSEHOLD PRODUCTS — 0.1%
Reynolds Consumer Products, Inc.	10,725	302,981
Spectrum Brands Holdings, Inc.	4,152	324,064
		627,045
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	144,072	2,986,613
Brookfield Renewable Corp. Class A	46,643	1,470,187
Clearway Energy, Inc. Class A	13,082	353,214
Clearway Energy, Inc. Class C	30,914	882,904
		5,692,918
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	99,907	9,999,692
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	5,424	941,606
First Industrial Realty Trust, Inc. REIT	23,215	1,222,038
STAG Industrial, Inc. REIT	23,377	838,767
		3,002,411
INSURANCE — 3.0%
American Financial Group, Inc.	27,673	3,286,169
Assurant, Inc.	5,146	646,955
Axis Capital Holdings Ltd.	13,690	736,933
CNA Financial Corp.	6,854	264,701
Fidelity National Financial, Inc.	98,683	3,552,588
First American Financial Corp.	26,002	1,482,634
Hanover Insurance Group, Inc.	5,587	631,499
Hartford Financial Services Group, Inc.	30,626	2,205,684
Lincoln National Corp.	38,571	993,589
Old Republic International Corp.	102,640	2,583,449
Principal Financial Group, Inc.	51,484	3,904,547
Unum Group	47,816	2,280,823
		22,569,571
IT SERVICES — 0.3%
Amdocs Ltd.	22,684	2,242,313
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	24,989	$ 2,165,047
Hasbro, Inc.	24,643	1,596,127
Polaris, Inc.	20,521	2,481,605
		6,242,779
MACHINERY — 3.4%
Allison Transmission Holdings, Inc.	26,453	1,493,536
CNH Industrial NV	371,533	5,350,075
Crane NXT Co.	18,155	1,024,668
Donaldson Co., Inc.	14,505	906,708
Flowserve Corp.	11,944	443,720
ITT, Inc.	8,373	780,447
Oshkosh Corp.	24,603	2,130,374
PACCAR, Inc.	96,848	8,101,335
Snap-on, Inc.	10,893	3,139,254
Stanley Black & Decker, Inc.	19,463	1,823,878
Timken Co.	6,440	589,453
		25,783,448
MEDIA — 1.8%
Cable One, Inc.	1,191	782,582
Fox Corp. Class B	14,523	463,139
Interpublic Group of Cos., Inc.	76,835	2,964,294
Nexstar Media Group, Inc.	13,031	2,170,313
Omnicom Group, Inc.	31,498	2,997,035
Paramount Global Class A	3,945	73,219
Paramount Global Class B	216,545	3,445,231
Sirius XM Holdings, Inc. (b)	220,605	999,341
		13,895,154
METALS & MINING — 1.8%
Newmont Corp.	59,175	2,524,406
Nucor Corp.	21,587	3,539,836
Reliance Steel & Aluminum Co.	11,447	3,108,891
Steel Dynamics, Inc.	34,360	3,742,835
U.S. Steel Corp.	18,142	453,731
		13,369,699
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Annaly Capital Management, Inc. REIT	187,739	3,756,657
Rithm Capital Corp. REIT	181,830	1,700,111
Starwood Property Trust, Inc. REIT	86,818	1,684,269
		7,141,037
MULTI-UTILITIES — 2.8%
Ameren Corp.	35,300	2,882,951
CenterPoint Energy, Inc.	79,941	2,330,280
CMS Energy Corp.	36,098	2,120,758
Consolidated Edison, Inc.	41,047	3,710,649
DTE Energy Co.	36,657	4,033,003
NiSource, Inc.	121,924	3,334,621
WEC Energy Group, Inc.	33,263	2,935,127
		21,347,389

See accompanying notes to financial statements.
91

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
OFFICE REITs — 0.9%
Boston Properties, Inc. REIT	59,674	$ 3,436,626
Cousins Properties, Inc. REIT	39,593	902,720
Highwoods Properties, Inc. REIT	39,267	938,874
Kilroy Realty Corp. REIT	43,294	1,302,716
		6,580,936
OIL, GAS & CONSUMABLE FUELS — 11.5%
Antero Midstream Corp.	29,461	341,748
APA Corp.	117,994	4,031,855
Chesapeake Energy Corp.	48,242	4,036,890
Coterra Energy, Inc.	287,761	7,280,353
Devon Energy Corp.	243,533	11,772,385
Diamondback Energy, Inc.	66,738	8,766,704
DT Midstream, Inc.	9,596	475,674
EOG Resources, Inc.	34,446	3,942,000
EQT Corp.	40,466	1,664,366
HF Sinclair Corp.	53,748	2,397,698
Marathon Oil Corp.	69,386	1,597,266
Marathon Petroleum Corp.	44,805	5,224,263
New Fortress Energy, Inc.	13,100	350,818
ONEOK, Inc.	56,519	3,488,353
Ovintiv, Inc.	92,283	3,513,214
PDC Energy, Inc.	25,932	1,844,802
Phillips 66	65,089	6,208,189
Pioneer Natural Resources Co.	55,037	11,402,566
Valero Energy Corp.	73,537	8,625,890
		86,965,034
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	24,252	1,818,415
PHARMACEUTICALS — 1.1%
Organon & Co.	96,418	2,006,458
Royalty Pharma PLC Class A	52,450	1,612,313
Viatris, Inc.	454,860	4,539,503
		8,158,274
PROFESSIONAL SERVICES — 1.1%
Genpact Ltd.	17,964	674,908
Leidos Holdings, Inc.	21,767	1,925,944
ManpowerGroup, Inc.	19,010	1,509,394
Robert Half International, Inc.	40,017	3,010,079
Science Applications International Corp.	9,444	1,062,261
		8,182,586
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Lennar Corp. Class B	1,471	166,194
RESIDENTIAL REITs — 1.9%
Apartment Income REIT Corp.	56,155	2,026,634
AvalonBay Communities, Inc. REIT	14,439	2,732,869
Camden Property Trust REIT	27,668	3,012,215
Equity LifeStyle Properties, Inc. REIT	16,886	1,129,505
Equity Residential REIT	28,960	1,910,491
Essex Property Trust, Inc. REIT	6,662	1,560,907
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	15,216	$ 2,310,702
		14,683,323
RETAIL REITs — 2.2%
Agree Realty Corp. REIT	10,321	674,890
Brixmor Property Group, Inc. REIT	90,119	1,982,618
Federal Realty Investment Trust REIT	22,072	2,135,907
NNN REIT, Inc.	39,768	1,701,673
Regency Centers Corp. REIT	34,140	2,108,828
Simon Property Group, Inc. REIT	57,396	6,628,090
Spirit Realty Capital, Inc. REIT	39,250	1,545,665
		16,777,671
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Skyworks Solutions, Inc.	39,103	4,328,311
SPECIALIZED REITs — 3.7%
CubeSmart REIT	34,177	1,526,345
EPR Properties REIT	26,927	1,260,183
Extra Space Storage, Inc. REIT	25,029	3,725,567
Gaming & Leisure Properties, Inc. REIT	74,133	3,592,485
Iron Mountain, Inc. REIT	36,502	2,074,044
Lamar Advertising Co. Class A REIT	33,059	3,281,106
Life Storage, Inc. REIT	11,746	1,561,748
National Storage Affiliates Trust REIT	15,948	555,469
Public Storage REIT	13,443	3,923,743
Rayonier, Inc. REIT	20,281	636,823
Weyerhaeuser Co. REIT	176,170	5,903,457
		28,040,970
SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	22,408	1,575,282
Bath & Body Works, Inc.	87,151	3,268,163
Best Buy Co., Inc.	74,052	6,068,561
Dick's Sporting Goods, Inc.	15,728	2,079,084
Gap, Inc.	73,350	655,016
Penske Automotive Group, Inc.	5,085	847,314
Tractor Supply Co.	11,754	2,598,809
Williams-Sonoma, Inc.	24,793	3,102,596
		20,194,825
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Hewlett Packard Enterprise Co.	472,335	7,935,228
HP, Inc.	274,304	8,423,876
NetApp, Inc.	49,229	3,761,095
		20,120,199
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	13,886	1,008,124
Columbia Sportswear Co.	6,979	539,058
Ralph Lauren Corp.	15,338	1,891,175
Tapestry, Inc.	89,739	3,840,829

See accompanying notes to financial statements.
92

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
VF Corp.	48,278	$ 921,627
		8,200,813
TOBACCO — 1.0%
Altria Group, Inc.	164,708	7,461,272
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	14,947	625,532
MSC Industrial Direct Co., Inc. Class A	17,335	1,651,679
Watsco, Inc. (b)	11,700	4,463,199
		6,740,410
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	30,686	1,224,678
TOTAL COMMON STOCKS (Cost $755,584,106)		755,761,141
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	1,573,702	1,574,017
State Street Navigator Securities Lending Portfolio II (a) (f)	4,689,669	4,689,669
TOTAL SHORT-TERM INVESTMENTS (Cost $6,263,663)		6,263,686
TOTAL INVESTMENTS — 100.4% (Cost $761,847,769)		762,024,827
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,851,467)
NET ASSETS — 100.0%		$ 759,173,360

(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
93

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	09/15/2023	$2,604,346	$2,692,950	$88,604

During the period ended June 30, 2023, average notional value related to futures contracts was $2,326,008.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$755,761,141	$—	$—	$755,761,141
Short-Term Investments	6,263,686	—	—	6,263,686
TOTAL INVESTMENTS	$762,024,827	$—	$—	$762,024,827
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 88,604	$—	$—	$ 88,604
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 88,604	$—	$—	$ 88,604

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	—	$ —	$ 2,662,845	$ —	$ —	$78,771	37,464	$2,741,616	$ 23,602
State Street Institutional Liquid Reserves Fund, Premier Class	364,902	364,865	52,159,098	50,950,288	319	23	1,573,702	1,574,017	82,621
State Street Navigator Securities Lending Portfolio II	6,810,858	6,810,858	120,926,126	123,047,315	—	—	4,689,669	4,689,669	27,209
Total		$7,175,723	$175,748,069	$173,997,603	$319	$78,794		$9,005,302	$133,432
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
BWX Technologies, Inc.	142,900	$ 10,227,353
Curtiss-Wright Corp.	59,938	11,008,213
Mercury Systems, Inc. (a)	54,068	1,870,212
		23,105,778
AUTOMOBILE COMPONENTS — 1.2%
Autoliv, Inc.	39,695	3,375,663
Fox Factory Holding Corp. (a) (b)	66,061	7,168,279
Gentex Corp.	167,889	4,912,432
Visteon Corp. (a)	44,303	6,362,354
		21,818,728
AUTOMOBILES — 0.2%
Harley-Davidson, Inc.	128,729	4,532,548
BANKS — 2.7%
Cathay General Bancorp	59,162	1,904,425
Columbia Banking System, Inc.	169,192	3,431,214
Commerce Bancshares, Inc.	120,579	5,872,197
Cullen/Frost Bankers, Inc.	67,390	7,246,447
East West Bancorp, Inc.	112,705	5,949,697
First Financial Bankshares, Inc. (b)	107,367	3,058,886
First Horizon Corp.	554,555	6,249,835
Glacier Bancorp, Inc. (b)	95,610	2,980,164
Hancock Whitney Corp. (b)	68,030	2,610,991
International Bancshares Corp.	52,211	2,307,726
SouthState Corp. (b)	67,550	4,444,790
United Bankshares, Inc.	103,030	3,056,900
		49,113,272
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a) (b)	10,435	3,218,571
Celsius Holdings, Inc. (a) (b)	63,569	9,483,859
		12,702,430
BIOTECHNOLOGY — 2.7%
Arrowhead Pharmaceuticals, Inc. (a)	80,020	2,853,513
Exelixis, Inc. (a)	509,008	9,727,143
Halozyme Therapeutics, Inc. (a)	205,736	7,420,897
Neurocrine Biosciences, Inc. (a)	152,563	14,386,691
United Therapeutics Corp. (a)	73,256	16,171,262
		50,559,506
BROADLINE RETAIL — 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	45,317	2,625,214
BUILDING PRODUCTS — 5.5%
Advanced Drainage Systems, Inc. (b)	75,302	8,567,862
Builders FirstSource, Inc. (a)	200,499	27,267,864
Carlisle Cos., Inc.	79,755	20,459,550
Lennox International, Inc. (b)	31,312	10,209,904
Security Description	Shares	Value
Owens Corning	76,092	$ 9,930,006
Simpson Manufacturing Co., Inc.	66,654	9,231,579
Trex Co., Inc. (a) (b)	90,032	5,902,498
UFP Industries, Inc.	97,091	9,422,681
		100,991,944
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	37,194	5,575,009
Evercore, Inc. Class A	27,476	3,395,759
Federated Hermes, Inc.	91,582	3,283,215
Interactive Brokers Group, Inc. Class A	90,087	7,483,527
Jefferies Financial Group, Inc.	293,839	9,746,639
SEI Investments Co.	158,388	9,443,092
		38,927,241
CHEMICALS — 3.1%
Ashland, Inc.	50,824	4,417,114
Axalta Coating Systems Ltd. (a)	155,704	5,108,648
Cabot Corp.	87,688	5,865,450
Chemours Co.	132,750	4,897,148
NewMarket Corp.	5,860	2,356,423
Olin Corp.	187,919	9,657,157
RPM International, Inc.	201,593	18,088,940
Westlake Corp.	53,844	6,432,743
		56,823,623
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	34,847	2,363,672
Clean Harbors, Inc. (a)	78,708	12,941,956
MSA Safety, Inc.	31,752	5,523,578
Tetra Tech, Inc.	47,404	7,761,931
		28,591,137
COMMUNICATIONS EQUIPMENT — 0.2%
Calix, Inc. (a)	89,966	4,490,203
CONSTRUCTION & ENGINEERING — 1.8%
AECOM	117,327	9,936,424
EMCOR Group, Inc.	74,298	13,728,784
Valmont Industries, Inc.	32,952	9,590,680
		33,255,888
CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	56,348	10,504,394
CONSUMER FINANCE — 0.6%
FirstCash Holdings, Inc.	57,566	5,372,635
SLM Corp.	378,723	6,180,759
		11,553,394
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	119,690	7,541,667
Casey's General Stores, Inc.	58,259	14,208,205
Performance Food Group Co. (a)	109,729	6,610,075
Sprouts Farmers Market, Inc. (a) (b)	86,785	3,187,613

See accompanying notes to financial statements.
95

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
U.S. Foods Holding Corp. (a)	99,646	$ 4,384,424
		35,931,984
CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	48,150	5,578,659
Berry Global Group, Inc.	81,900	5,269,446
Crown Holdings, Inc. (b)	73,200	6,358,884
Graphic Packaging Holding Co. (b)	340,800	8,189,424
Silgan Holdings, Inc.	130,906	6,138,182
Sonoco Products Co.	78,028	4,605,213
		36,139,808
DIVERSIFIED CONSUMER SERVICES — 1.5%
Grand Canyon Education, Inc. (a)	47,947	4,948,610
H&R Block, Inc.	237,952	7,583,530
Service Corp. International	236,359	15,266,428
		27,798,568
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Iridium Communications, Inc.	196,853	12,228,508
ELECTRIC UTILITIES — 1.0%
IDACORP, Inc. (b)	41,850	4,293,810
OGE Energy Corp.	313,145	11,245,037
PNM Resources, Inc.	83,088	3,747,269
		19,286,116
ELECTRICAL EQUIPMENT — 2.5%
Acuity Brands, Inc.	24,822	4,047,972
Hubbell, Inc.	83,865	27,806,279
nVent Electric PLC	259,023	13,383,719
Vicor Corp. (a) (b)	15,276	824,904
		46,062,874
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Belden, Inc.	66,500	6,360,725
Cognex Corp.	140,215	7,854,844
Littelfuse, Inc.	24,071	7,012,123
National Instruments Corp.	119,131	6,838,119
Novanta, Inc. (a) (b)	55,956	10,301,500
		38,367,311
ENERGY EQUIPMENT & SERVICES — 1.4%
ChampionX Corp.	309,435	9,604,862
NOV, Inc.	615,429	9,871,481
Valaris Ltd. (a)	93,919	5,910,323
		25,386,666
ENTERTAINMENT — 0.4%
World Wrestling Entertainment, Inc. Class A	67,866	7,361,425
FINANCIAL SERVICES — 0.9%
Euronet Worldwide, Inc. (a)	36,030	4,228,841
WEX, Inc. (a)	66,994	12,197,598
		16,426,439
Security Description	Shares	Value
FOOD PRODUCTS — 1.4%
Darling Ingredients, Inc. (a)	249,506	$ 15,915,988
Flowers Foods, Inc.	189,656	4,718,641
Lancaster Colony Corp.	31,004	6,234,594
		26,869,223
GAS UTILITIES — 1.0%
National Fuel Gas Co.	100,394	5,156,236
New Jersey Resources Corp.	98,467	4,647,642
ONE Gas, Inc.	87,962	6,756,361
Spire, Inc. (b)	41,351	2,623,308
		19,183,547
GROUND TRANSPORTATION — 1.9%
Avis Budget Group, Inc. (a) (b)	37,299	8,529,163
Knight-Swift Transportation Holdings, Inc.	125,770	6,987,781
Landstar System, Inc.	56,161	10,813,239
Saia, Inc. (a)	23,642	8,095,257
		34,425,440
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Globus Medical, Inc. Class A (a)	126,489	7,531,155
Haemonetics Corp. (a)	78,798	6,708,862
Inari Medical, Inc. (a) (b)	78,479	4,562,769
Lantheus Holdings, Inc. (a)	106,857	8,967,439
Masimo Corp. (a) (b)	47,834	7,871,085
Penumbra, Inc. (a) (b)	37,656	12,955,923
QuidelOrtho Corp. (a)	46,306	3,836,915
Shockwave Medical, Inc. (a)	57,231	16,334,300
STAAR Surgical Co. (a) (b)	53,078	2,790,311
		71,558,759
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	83,426	6,644,047
Chemed Corp.	15,930	8,628,803
Encompass Health Corp.	72,032	4,877,287
HealthEquity, Inc. (a)	133,611	8,436,198
Option Care Health, Inc. (a)	258,446	8,396,911
Progyny, Inc. (a) (b)	44,407	1,746,971
		38,730,217
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	179,410	5,506,093
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a) (b)	109,300	3,718,386
HOTELS, RESTAURANTS & LEISURE — 4.1%
Aramark	166,910	7,185,476
Boyd Gaming Corp.	70,739	4,907,164
Choice Hotels International, Inc. (b)	24,397	2,867,135
Churchill Downs, Inc.	103,054	14,342,025
Hilton Grand Vacations, Inc. (a)	61,175	2,779,792
Light & Wonder, Inc. (a)	65,431	4,499,036
Papa John's International, Inc. (b)	20,848	1,539,208
Planet Fitness, Inc. Class A (a)	90,300	6,089,832

See accompanying notes to financial statements.
96

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Texas Roadhouse, Inc.	104,764	$ 11,762,902
Wendy's Co.	263,376	5,728,428
Wingstop, Inc.	46,881	9,383,701
Wyndham Hotels & Resorts, Inc.	69,768	4,783,992
		75,868,691
HOUSEHOLD DURABLES — 1.0%
Tempur Sealy International, Inc. (b)	269,031	10,780,072
TopBuild Corp. (a)	26,293	6,994,464
		17,774,536
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	48,409	3,894,988
INDUSTRIAL REITs — 1.4%
EastGroup Properties, Inc. REIT	38,152	6,623,187
First Industrial Realty Trust, Inc. REIT	105,334	5,544,782
Rexford Industrial Realty, Inc. REIT (b)	178,999	9,347,328
STAG Industrial, Inc. REIT (b)	128,854	4,623,281
		26,138,578
INSURANCE — 3.0%
American Financial Group, Inc.	49,106	5,831,338
Hanover Insurance Group, Inc.	32,856	3,713,714
Kinsale Capital Group, Inc.	33,984	12,716,813
Primerica, Inc.	39,101	7,732,614
RenaissanceRe Holdings Ltd.	43,943	8,196,248
RLI Corp.	63,403	8,652,607
Selective Insurance Group, Inc.	94,514	9,068,618
		55,911,952
INTERACTIVE MEDIA & SERVICES — 0.3%
ZoomInfo Technologies, Inc. (a)	219,000	5,560,410
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	65,170	5,646,329
Polaris, Inc. (b)	43,426	5,251,506
YETI Holdings, Inc. (a) (b)	76,891	2,986,446
		13,884,281
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bruker Corp.	92,023	6,802,340
Medpace Holdings, Inc. (a)	38,588	9,267,680
Repligen Corp. (a)	80,990	11,456,846
		27,526,866
MACHINERY — 5.1%
AGCO Corp.	50,511	6,638,156
Chart Industries, Inc. (a) (b)	29,456	4,706,774
Crane Co.	38,432	3,425,060
Crane NXT Co. (b)	38,432	2,169,102
Donaldson Co., Inc.	121,319	7,583,651
Graco, Inc.	171,049	14,770,081
ITT, Inc.	59,198	5,517,845
Security Description	Shares	Value
Lincoln Electric Holdings, Inc. (b)	89,988	$ 17,874,316
Middleby Corp. (a)	40,086	5,925,913
Timken Co.	50,443	4,617,048
Toro Co.	163,081	16,577,184
Watts Water Technologies, Inc. Class A	22,242	4,086,523
		93,891,653
MEDIA — 0.8%
New York Times Co. Class A	127,949	5,038,632
Nexstar Media Group, Inc.	56,029	9,331,630
		14,370,262
METALS & MINING — 2.5%
Commercial Metals Co.	102,456	5,395,333
MP Materials Corp. (a) (b)	147,656	3,378,369
Reliance Steel & Aluminum Co.	91,947	24,971,886
Royal Gold, Inc.	102,638	11,780,790
Worthington Industries, Inc.	23,729	1,648,453
		47,174,831
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Annaly Capital Management, Inc. REIT (b)	772,286	15,453,443
MULTI-UTILITIES — 0.2%
Black Hills Corp.	54,779	3,300,983
OFFICE REITs — 0.1%
Corporate Office Properties Trust REIT	94,817	2,251,904
OIL, GAS & CONSUMABLE FUELS — 6.0%
Antero Midstream Corp.	524,446	6,083,574
Antero Resources Corp. (a) (b)	431,625	9,940,324
Chord Energy Corp.	49,363	7,592,029
CNX Resources Corp. (a) (b)	258,568	4,581,825
DT Midstream, Inc.	151,419	7,505,840
Equitrans Midstream Corp.	322,982	3,087,708
HF Sinclair Corp.	88,490	3,947,539
Matador Resources Co.	176,961	9,258,599
Murphy Oil Corp.	229,384	8,785,407
Ovintiv, Inc.	294,300	11,204,001
PBF Energy, Inc. Class A	171,459	7,019,531
PDC Energy, Inc.	136,729	9,726,901
Range Resources Corp. (b)	377,234	11,090,680
Southwestern Energy Co. (a) (b)	1,721,422	10,345,746
		110,169,704
PAPER & FOREST PRODUCTS — 0.5%
Louisiana-Pacific Corp.	112,621	8,444,323
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	84,956	3,109,390
PHARMACEUTICALS — 0.7%
Jazz Pharmaceuticals PLC (a)	100,083	12,407,289

See accompanying notes to financial statements.
97

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
PROFESSIONAL SERVICES — 4.4%
CACI International, Inc. Class A (a)	22,751	$ 7,754,451
Concentrix Corp.	66,643	5,381,422
ExlService Holdings, Inc. (a)	51,911	7,841,676
Exponent, Inc.	54,799	5,113,843
FTI Consulting, Inc. (a) (b)	53,099	10,099,430
Genpact Ltd.	150,820	5,666,307
Insperity, Inc.	56,115	6,675,440
KBR, Inc.	212,238	13,808,204
Paylocity Holding Corp. (a)	64,560	11,913,257
Science Applications International Corp.	56,483	6,353,208
		80,607,238
RETAIL REITs — 1.0%
Agree Realty Corp. REIT	98,431	6,436,403
Brixmor Property Group, Inc. REIT	229,986	5,059,692
NNN REIT, Inc.	150,761	6,451,063
		17,947,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Allegro MicroSystems, Inc. (a) (b)	40,414	1,824,288
Amkor Technology, Inc.	160,553	4,776,452
Cirrus Logic, Inc. (a)	86,378	6,997,482
Lattice Semiconductor Corp. (a)	215,225	20,676,666
MACOM Technology Solutions Holdings, Inc. (a)	80,806	5,295,217
Power Integrations, Inc. (b)	89,620	8,484,325
Silicon Laboratories, Inc. (a)	26,503	4,180,583
Universal Display Corp.	42,861	6,177,556
Wolfspeed, Inc. (a) (b)	87,441	4,860,845
		63,273,414
SOFTWARE — 3.2%
Blackbaud, Inc. (a)	32,757	2,331,643
CommVault Systems, Inc. (a)	45,980	3,339,068
Dropbox, Inc. Class A (a) (b)	425,200	11,340,084
Dynatrace, Inc. (a)	338,986	17,447,609
Envestnet, Inc. (a) (b)	41,527	2,464,628
Manhattan Associates, Inc. (a)	56,222	11,237,653
Qualys, Inc. (a) (b)	52,469	6,777,421
Teradata Corp. (a)	72,615	3,878,367
		58,816,473
SPECIALIZED REITs — 2.0%
CubeSmart REIT	189,576	8,466,464
Lamar Advertising Co. Class A REIT	76,547	7,597,290
Life Storage, Inc. REIT	81,169	10,792,230
National Storage Affiliates Trust REIT	60,171	2,095,756
PotlatchDeltic Corp. REIT (b)	71,122	3,758,798
Rayonier, Inc. REIT (b)	130,347	4,092,896
		36,803,434
Security Description	Shares	Value
SPECIALTY RETAIL — 2.2%
AutoNation, Inc. (a)	22,602	$ 3,720,515
Dick's Sporting Goods, Inc.	48,596	6,423,905
Five Below, Inc. (a) (b)	59,997	11,791,810
Murphy USA, Inc.	31,279	9,731,210
Valvoline, Inc.	100,019	3,751,713
Williams-Sonoma, Inc. (b)	49,283	6,167,275
		41,586,428
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
Super Micro Computer, Inc. (a)	57,113	14,235,415
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a)	96,946	10,900,608
Deckers Outdoor Corp. (a)	41,262	21,772,307
		32,672,915
TRADING COMPANIES & DISTRIBUTORS — 1.8%
GATX Corp.	29,482	3,795,513
MSC Industrial Direct Co., Inc. Class A	36,843	3,510,401
Watsco, Inc. (b)	52,280	19,943,251
WESCO International, Inc. (b)	31,700	5,676,202
		32,925,367
WATER UTILITIES — 0.8%
Essential Utilities, Inc.	376,174	15,013,104
TOTAL COMMON STOCKS (Cost $1,776,819,005)		1,845,591,694
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	2,235,101	2,235,548
State Street Navigator Securities Lending Portfolio II (e) (f)	123,785,640	123,785,640
TOTAL SHORT-TERM INVESTMENTS (Cost $126,021,187)		126,021,188
TOTAL INVESTMENTS — 106.6% (Cost $1,902,840,192)		1,971,612,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(122,379,971)
NET ASSETS — 100.0%		$ 1,849,232,911
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.

See accompanying notes to financial statements.
98

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,845,591,694	$—	$—	$1,845,591,694
Short-Term Investments	126,021,188	—	—	126,021,188
TOTAL INVESTMENTS	$1,971,612,882	$—	$—	$1,971,612,882

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,755	$ 1,368,618	$ 78,311,694	$ 77,446,118	$1,353	$ 1	2,235,101	$ 2,235,548	$ 48,888
State Street Navigator Securities Lending Portfolio II	20,113,455	20,113,455	925,463,761	821,791,576	—	—	123,785,640	123,785,640	643,885
Total		$21,482,073	$1,003,775,455	$899,237,694	$1,353	$ 1		$126,021,188	$692,773
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Hexcel Corp.	170,000	$ 12,923,400
Mercury Systems, Inc. (a)	50,365	1,742,125
Woodward, Inc.	121,000	14,388,110
		29,053,635
AIR FREIGHT & LOGISTICS — 0.7%
GXO Logistics, Inc. (a) (b)	239,681	15,056,760
AUTOMOBILE COMPONENTS — 2.2%
Adient PLC (a) (b)	190,558	7,302,183
Autoliv, Inc.	105,799	8,997,147
Gentex Corp.	253,920	7,429,699
Goodyear Tire & Rubber Co. (a)	570,456	7,803,838
Lear Corp.	119,002	17,082,737
		48,615,604
AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	97,033	3,416,532
Thor Industries, Inc. (b)	107,777	11,154,919
		14,571,451
BANKS — 8.0%
Associated Banc-Corp.	305,945	4,965,487
Bank OZK	217,019	8,715,483
Cadence Bank	367,633	7,220,312
Cathay General Bancorp	72,374	2,329,719
Columbia Banking System, Inc.	202,957	4,115,968
Commerce Bancshares, Inc.	74,020	3,604,774
Cullen/Frost Bankers, Inc.	43,002	4,624,005
East West Bancorp, Inc.	139,497	7,364,047
First Financial Bankshares, Inc.	123,294	3,512,646
First Horizon Corp.	374,834	4,224,379
FNB Corp.	726,789	8,314,466
Glacier Bancorp, Inc.	102,354	3,190,374
Hancock Whitney Corp.	90,266	3,464,409
Home BancShares, Inc.	379,640	8,655,792
International Bancshares Corp.	42,608	1,883,274
New York Community Bancorp, Inc.	1,455,245	16,356,954
Old National Bancorp	588,874	8,208,904
Pinnacle Financial Partners, Inc.	154,494	8,752,085
Prosperity Bancshares, Inc.	189,924	10,726,908
SouthState Corp. (b)	66,208	4,356,486
Synovus Financial Corp.	294,166	8,898,521
Texas Capital Bancshares, Inc. (a)	96,157	4,952,086
UMB Financial Corp.	88,167	5,369,370
United Bankshares, Inc.	142,016	4,213,615
Valley National Bancorp	848,086	6,572,666
Webster Financial Corp.	352,037	13,289,397
Wintrust Financial Corp.	124,124	9,013,885
		176,896,012
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a) (b)	6,040	1,862,978
Security Description	Shares	Value
Coca-Cola Consolidated, Inc.	9,399	$ 5,977,952
		7,840,930
BIOTECHNOLOGY — 0.2%
Arrowhead Pharmaceuticals, Inc. (a)	111,524	3,976,946
BROADLINE RETAIL — 1.0%
Kohl's Corp. (b)	224,710	5,179,565
Macy's, Inc.	548,236	8,799,188
Nordstrom, Inc.	229,813	4,704,272
Ollie's Bargain Outlet Holdings, Inc. (a)	59,762	3,462,013
		22,145,038
BUILDING PRODUCTS — 2.1%
Advanced Drainage Systems, Inc. (b)	29,135	3,314,980
Fortune Brands Innovations, Inc.	255,396	18,375,742
Lennox International, Inc.	24,963	8,139,686
Owens Corning	83,486	10,894,923
Trex Co., Inc. (a)	102,793	6,739,109
		47,464,440
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	24,615	3,689,542
Evercore, Inc. Class A	35,413	4,376,693
Federated Hermes, Inc.	54,130	1,940,561
Interactive Brokers Group, Inc. Class A	92,013	7,643,520
Janus Henderson Group PLC	266,637	7,265,858
Stifel Financial Corp.	214,691	12,810,612
		37,726,786
CHEMICALS — 1.6%
Ashland, Inc.	32,121	2,791,636
Avient Corp.	172,257	7,045,311
Axalta Coating Systems Ltd. (a)	245,160	8,043,700
Chemours Co.	129,676	4,783,748
NewMarket Corp.	6,296	2,531,748
Scotts Miracle-Gro Co. (b)	83,192	5,215,306
Sensient Technologies Corp.	85,393	6,074,004
		36,485,453
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brink's Co.	49,687	3,370,269
MSA Safety, Inc.	33,774	5,875,325
Stericycle, Inc. (a)	186,040	8,639,698
Tetra Tech, Inc.	46,066	7,542,847
		25,428,139
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	300,519	12,769,052
Lumentum Holdings, Inc. (a) (b)	138,278	7,844,511
		20,613,563
CONSTRUCTION & ENGINEERING — 1.9%
AECOM	128,797	10,907,818
Fluor Corp. (a)	291,037	8,614,695

See accompanying notes to financial statements.
100

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SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
MasTec, Inc. (a) (b)	120,949	$ 14,268,354
MDU Resources Group, Inc.	409,881	8,582,908
		42,373,775
CONSTRUCTION MATERIALS — 0.2%
Knife River Corp. (a)	104,095	4,528,133
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	116,240	7,324,283
Grocery Outlet Holding Corp. (a)	180,089	5,512,524
Performance Food Group Co. (a)	172,874	10,413,930
Sprouts Farmers Market, Inc. (a) (b)	95,029	3,490,415
U.S. Foods Holding Corp. (a)	330,730	14,552,120
		41,293,272
CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	69,861	8,094,096
Berry Global Group, Inc.	134,409	8,647,875
Crown Holdings, Inc. (b)	147,629	12,824,531
Graphic Packaging Holding Co.	178,878	4,298,438
Greif, Inc. Class A	52,916	3,645,383
Sonoco Products Co.	96,997	5,724,763
		43,235,086
DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	7,615	4,351,820
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a)	449,306	8,375,064
ELECTRIC UTILITIES — 1.4%
ALLETE, Inc.	115,263	6,681,796
Hawaiian Electric Industries, Inc.	220,539	7,983,512
IDACORP, Inc.	48,378	4,963,583
PNM Resources, Inc.	67,442	3,041,634
Portland General Electric Co.	194,559	9,111,198
		31,781,723
ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	31,921	5,205,677
EnerSys	82,254	8,926,204
Regal Rexnord Corp.	134,195	20,652,610
Sunrun, Inc. (a) (b)	436,773	7,800,766
Vicor Corp. (a)	26,317	1,421,118
		44,006,375
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.6%
Arrow Electronics, Inc. (a)	114,412	16,387,231
Avnet, Inc.	183,983	9,281,942
Cognex Corp.	166,752	9,341,447
Coherent Corp. (a) (b)	280,839	14,317,172
IPG Photonics Corp. (a)	62,869	8,538,868
Jabil, Inc.	268,423	28,970,894
Security Description	Shares	Value
Littelfuse, Inc.	19,297	$ 5,621,409
National Instruments Corp.	111,438	6,396,541
TD SYNNEX Corp.	83,587	7,857,178
Vishay Intertechnology, Inc.	256,691	7,546,716
Vontier Corp.	313,367	10,093,551
		124,352,949
FINANCIAL SERVICES — 2.2%
Essent Group Ltd.	215,991	10,108,379
Euronet Worldwide, Inc. (a)	48,732	5,719,675
MGIC Investment Corp.	576,998	9,110,798
Voya Financial, Inc.	199,156	14,281,477
Western Union Co.	753,762	8,841,628
		48,061,957
FOOD PRODUCTS — 1.3%
Flowers Foods, Inc.	143,816	3,578,142
Ingredion, Inc.	133,001	14,091,456
Pilgrim's Pride Corp. (a)	92,764	1,993,498
Post Holdings, Inc. (a)	107,793	9,340,264
		29,003,360
GAS UTILITIES — 1.3%
National Fuel Gas Co.	56,715	2,912,882
New Jersey Resources Corp.	69,617	3,285,923
Southwest Gas Holdings, Inc.	132,744	8,449,156
Spire, Inc. (b)	54,139	3,434,578
UGI Corp. (b)	421,593	11,370,363
		29,452,902
GROUND TRANSPORTATION — 2.2%
Hertz Global Holdings, Inc. (a) (b)	316,828	5,826,467
Knight-Swift Transportation Holdings, Inc.	162,079	9,005,109
Ryder System, Inc.	93,517	7,929,307
Saia, Inc. (a)	23,212	7,948,021
Werner Enterprises, Inc. (b)	119,602	5,284,016
XPO, Inc. (a)	233,370	13,768,830
		49,761,750
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Enovis Corp. (a)	96,702	6,200,532
Envista Holdings Corp. (a)	332,585	11,254,676
ICU Medical, Inc. (a) (b)	40,991	7,304,186
Integra LifeSciences Holdings Corp. (a)	143,250	5,891,873
LivaNova PLC (a)	108,902	5,600,830
Masimo Corp. (a)	36,531	6,011,176
Neogen Corp. (a) (b)	435,272	9,467,166
Omnicell, Inc. (a)	90,856	6,693,362
Penumbra, Inc. (a)	28,711	9,878,307
QuidelOrtho Corp. (a)	49,608	4,110,519
STAAR Surgical Co. (a)	31,871	1,675,458
		74,088,085
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	78,752	6,271,809

See accompanying notes to financial statements.
101

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SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Amedisys, Inc. (a)	66,086	$ 6,042,904
Chemed Corp.	9,747	5,279,657
Encompass Health Corp.	109,514	7,415,193
Patterson Cos., Inc.	175,713	5,844,214
Progyny, Inc. (a) (b)	98,681	3,882,111
R1 RCM, Inc. (a) (b)	278,437	5,137,163
Tenet Healthcare Corp. (a)	206,489	16,804,075
		56,677,126
HEALTH CARE REITs — 2.0%
Healthcare Realty Trust, Inc. REIT	767,335	14,471,938
Medical Properties Trust, Inc. REIT (b)	1,204,993	11,158,235
Omega Healthcare Investors, Inc. REIT	240,525	7,381,712
Physicians Realty Trust REIT (b)	479,545	6,708,835
Sabra Health Care REIT, Inc.	469,862	5,530,276
		45,250,996
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a) (b)	97,552	3,318,719
HOTEL & RESORT REITs — 0.3%
Park Hotels & Resorts, Inc. REIT	433,515	5,557,662
HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark	309,769	13,335,555
Boyd Gaming Corp.	63,164	4,381,687
Choice Hotels International, Inc. (b)	21,787	2,560,408
Hilton Grand Vacations, Inc. (a)	75,565	3,433,674
Light & Wonder, Inc. (a)	98,923	6,801,945
Marriott Vacations Worldwide Corp.	74,137	9,098,093
Papa John's International, Inc.	32,732	2,416,604
Penn Entertainment, Inc. (a) (b)	310,155	7,453,025
Planet Fitness, Inc. Class A (a)	54,585	3,681,212
Travel & Leisure Co.	153,456	6,190,415
Wyndham Hotels & Resorts, Inc.	82,858	5,681,573
		65,034,191
HOUSEHOLD DURABLES — 2.5%
Helen of Troy Ltd. (a) (b)	48,636	5,253,661
KB Home	161,604	8,356,543
Leggett & Platt, Inc. (b)	267,922	7,935,850
Taylor Morrison Home Corp. (a)	219,769	10,718,134
Toll Brothers, Inc.	207,563	16,412,006
TopBuild Corp. (a)	30,059	7,996,295
		56,672,489
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	134,585	4,519,364
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	43,966	3,537,504
Security Description	Shares	Value
INDUSTRIAL REITs — 1.4%
EastGroup Properties, Inc. REIT	40,657	$ 7,058,055
First Industrial Realty Trust, Inc. REIT	130,362	6,862,256
Rexford Industrial Realty, Inc. REIT (b)	174,004	9,086,489
STAG Industrial, Inc. REIT	198,516	7,122,754
		30,129,554
INSURANCE — 4.7%
American Financial Group, Inc.	77,355	9,185,906
Brighthouse Financial, Inc. (a)	134,481	6,367,676
CNO Financial Group, Inc.	232,593	5,505,476
First American Financial Corp.	207,914	11,855,256
Hanover Insurance Group, Inc.	29,507	3,335,176
Kemper Corp.	129,870	6,267,526
Old Republic International Corp.	548,615	13,808,640
Primerica, Inc.	22,596	4,468,585
Reinsurance Group of America, Inc.	134,178	18,609,147
RenaissanceRe Holdings Ltd.	44,466	8,293,798
Unum Group	375,200	17,897,040
		105,594,226
INTERACTIVE MEDIA & SERVICES — 0.8%
TripAdvisor, Inc. (a)	217,288	3,583,079
Ziff Davis, Inc. (a) (b)	95,919	6,720,085
ZoomInfo Technologies, Inc. (a)	260,304	6,609,119
		16,912,283
IT SERVICES — 0.2%
Kyndryl Holdings, Inc. (a)	415,737	5,520,987
LEISURE EQUIPMENT & PRODUCTS — 1.5%
Brunswick Corp.	58,288	5,050,072
Mattel, Inc. (a)	713,116	13,934,287
Polaris, Inc. (b)	51,663	6,247,607
Topgolf Callaway Brands Corp. (a) (b)	281,584	5,589,442
YETI Holdings, Inc. (a) (b)	80,168	3,113,725
		33,935,133
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Azenta, Inc. (a) (b)	130,986	6,114,427
Bruker Corp.	82,307	6,084,134
Sotera Health Co. (a) (b)	204,054	3,844,377
Syneos Health, Inc. (a)	208,660	8,792,932
		24,835,870
MACHINERY — 4.6%
AGCO Corp.	60,043	7,890,851
Chart Industries, Inc. (a) (b)	46,468	7,425,122
Crane Co.	48,968	4,364,028
Crane NXT Co.	48,968	2,763,754
Donaldson Co., Inc.	87,769	5,486,440
Esab Corp.	105,229	7,001,938
Flowserve Corp.	264,088	9,810,869
Graco, Inc.	118,611	10,242,060
ITT, Inc.	89,591	8,350,777

See accompanying notes to financial statements.
102

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Middleby Corp. (a)	56,014	$ 8,280,550
Oshkosh Corp.	131,569	11,392,560
Terex Corp.	137,180	8,207,479
Timken Co.	68,685	6,286,738
Watts Water Technologies, Inc. Class A	26,550	4,878,031
		102,381,197
MARINE TRANSPORTATION — 0.4%
Kirby Corp. (a)	120,742	9,291,097
MEDIA — 0.9%
Cable One, Inc. (b)	9,494	6,238,318
New York Times Co. Class A	167,250	6,586,305
TEGNA, Inc.	452,764	7,352,887
		20,177,510
METALS & MINING — 2.2%
Alcoa Corp.	359,373	12,193,526
Cleveland-Cliffs, Inc. (a)	1,038,145	17,399,310
Commercial Metals Co.	104,763	5,516,820
U.S. Steel Corp. (b)	456,031	11,405,335
Worthington Industries, Inc.	31,984	2,221,928
		48,736,919
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.5%
Starwood Property Trust, Inc. REIT (b)	628,650	12,195,810
MULTI-UTILITIES — 0.5%
Black Hills Corp.	64,430	3,882,552
NorthWestern Corp.	120,249	6,825,333
		10,707,885
OFFICE REITs — 1.2%
Corporate Office Properties Trust REIT	111,386	2,645,418
Cousins Properties, Inc. REIT	307,860	7,019,208
Highwoods Properties, Inc. REIT	213,221	5,098,114
Kilroy Realty Corp. REIT	213,934	6,437,274
Vornado Realty Trust REIT (b)	327,716	5,944,768
		27,144,782
OIL, GAS & CONSUMABLE FUELS — 0.8%
Chord Energy Corp.	20,195	3,105,991
Equitrans Midstream Corp.	469,662	4,489,969
HF Sinclair Corp.	145,106	6,473,179
Ovintiv, Inc.	112,876	4,297,189
		18,366,328
PASSENGER AIRLINES — 0.3%
JetBlue Airways Corp. (a) (b)	668,724	5,924,895
PERSONAL CARE PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	159,970	5,854,902
Coty, Inc. Class A (a)	738,200	9,072,478
		14,927,380
Security Description	Shares	Value
PHARMACEUTICALS — 0.4%
Perrigo Co. PLC	272,481	$ 9,250,730
PROFESSIONAL SERVICES — 2.0%
ASGN, Inc. (a)	99,183	7,501,210
CACI International, Inc. Class A (a)	16,490	5,620,452
Exponent, Inc.	32,049	2,990,813
Genpact Ltd.	148,602	5,582,977
ManpowerGroup, Inc.	101,446	8,054,812
Maximus, Inc.	122,375	10,341,911
Science Applications International Corp.	35,775	4,023,972
		44,116,147
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Jones Lang LaSalle, Inc. (a)	96,801	15,081,596
RESIDENTIAL REITs — 0.9%
Apartment Income REIT Corp.	300,483	10,844,432
Independence Realty Trust, Inc. REIT	451,491	8,226,166
		19,070,598
RETAIL REITs — 1.8%
Agree Realty Corp. REIT	57,948	3,789,220
Brixmor Property Group, Inc. REIT	308,343	6,783,546
Kite Realty Group Trust REIT	441,593	9,865,187
NNN REIT, Inc.	172,185	7,367,796
Spirit Realty Capital, Inc. REIT	285,992	11,262,365
		39,068,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Allegro MicroSystems, Inc. (a) (b)	81,827	3,693,671
MKS Instruments, Inc. (b)	115,661	12,502,954
Silicon Laboratories, Inc. (a)	30,601	4,827,002
Synaptics, Inc. (a)	80,650	6,885,897
Universal Display Corp.	32,721	4,716,077
Wolfspeed, Inc. (a) (b)	137,712	7,655,410
		40,281,011
SOFTWARE — 2.1%
ACI Worldwide, Inc. (a)	217,695	5,043,993
Aspen Technology, Inc. (a) (b)	59,228	9,927,205
Blackbaud, Inc. (a)	49,703	3,537,860
CommVault Systems, Inc. (a)	30,322	2,201,984
Envestnet, Inc. (a)	57,007	3,383,365
Manhattan Associates, Inc. (a)	52,475	10,488,703
NCR Corp. (a)	283,517	7,144,628
Teradata Corp. (a)	109,709	5,859,558
		47,587,296
SPECIALIZED REITs — 2.0%
CubeSmart REIT	208,079	9,292,808
EPR Properties REIT	152,360	7,130,448
Lamar Advertising Co. Class A REIT	77,483	7,690,188

See accompanying notes to financial statements.
103

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Life Storage, Inc. REIT	66,808	$ 8,882,791
National Storage Affiliates Trust REIT	87,253	3,039,022
PotlatchDeltic Corp. REIT	68,875	3,640,044
Rayonier, Inc. REIT	135,967	4,269,364
		43,944,665
SPECIALTY RETAIL — 3.8%
AutoNation, Inc. (a)	34,174	5,625,382
Dick's Sporting Goods, Inc.	61,870	8,178,595
Five Below, Inc. (a)	35,111	6,900,716
Foot Locker, Inc. (b)	162,931	4,417,060
GameStop Corp. Class A (a) (b)	509,527	12,356,030
Gap, Inc. (b)	435,666	3,890,497
Lithia Motors, Inc. (b)	55,484	16,873,239
RH (a) (b)	36,239	11,944,012
Valvoline, Inc.	151,452	5,680,965
Williams-Sonoma, Inc. (b)	68,700	8,597,118
		84,463,614
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Super Micro Computer, Inc. (a)	18,314	4,564,764
Xerox Holdings Corp. (b)	231,411	3,445,710
		8,010,474
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Capri Holdings Ltd. (a)	253,090	9,083,400
Carter's, Inc. (b)	75,751	5,499,523
Columbia Sportswear Co.	71,860	5,550,466
PVH Corp.	126,487	10,747,600
Skechers USA, Inc. Class A (a)	270,537	14,246,479
Under Armour, Inc. Class A (a)	389,811	2,814,435
Under Armour, Inc. Class C (a) (b)	384,962	2,583,095
		50,524,998
TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	34,183	4,400,720
MSC Industrial Direct Co., Inc. Class A	47,465	4,522,465
Security Description	Shares	Value
Univar Solutions, Inc. (a)	317,761	$ 11,388,554
WESCO International, Inc.	49,978	8,949,061
		29,260,800
TOTAL COMMON STOCKS (Cost $2,274,463,710)		2,218,550,958
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	2,887,605	2,888,182
State Street Navigator Securities Lending Portfolio II (e) (f)	146,709,166	146,709,166
TOTAL SHORT-TERM INVESTMENTS (Cost $149,597,336)		149,597,348
TOTAL INVESTMENTS — 106.5% (Cost $2,424,061,046)		2,368,148,306
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(143,654,678)
NET ASSETS — 100.0%		$ 2,224,493,628
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,218,550,958	$—	$—	$2,218,550,958
Short-Term Investments	149,597,348	—	—	149,597,348
TOTAL INVESTMENTS	$2,368,148,306	$—	$—	$2,368,148,306
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,468,212	$ 1,468,065	$ 112,073,439	$ 110,654,648	$1,314	$12	2,887,605	$ 2,888,182	$ 96,890
State Street Navigator Securities Lending Portfolio II	17,718,162	17,718,162	904,393,055	775,402,051	—	—	146,709,166	146,709,166	700,340
Total		$19,186,227	$1,016,466,494	$886,056,699	$1,314	$12		$149,597,348	$797,230
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	3,774	$ 356,077
Expeditors International of Washington, Inc.	5,054	612,191
United Parcel Service, Inc. Class B	23,005	4,123,646
		5,091,914
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	8,567	874,605
BorgWarner, Inc.	7,386	361,249
		1,235,854
AUTOMOBILES — 2.9%
Ford Motor Co.	123,671	1,871,142
General Motors Co.	43,998	1,696,563
Tesla, Inc. (a)	84,898	22,223,750
		25,791,455
BANKS — 4.1%
Bank of America Corp.	220,481	6,325,600
Bank of New York Mellon Corp.	23,183	1,032,107
Citigroup, Inc.	61,153	2,815,484
Fifth Third Bancorp	21,554	564,930
Goldman Sachs Group, Inc.	10,666	3,440,212
JPMorgan Chase & Co.	92,648	13,474,725
M&T Bank Corp.	5,354	662,611
Morgan Stanley	41,215	3,519,761
Northern Trust Corp.	6,616	490,510
PNC Financial Services Group, Inc.	12,702	1,599,817
Regions Financial Corp.	29,458	524,942
State Street Corp. (b)	11,047	808,420
Truist Financial Corp.	41,884	1,271,179
		36,530,298
BEVERAGES — 2.1%
Brown-Forman Corp. Class B	5,775	385,655
Coca-Cola Co.	122,924	7,402,483
Constellation Brands, Inc. Class A	5,170	1,272,492
Keurig Dr Pepper, Inc.	26,826	838,849
Molson Coors Beverage Co. Class B	5,889	387,732
PepsiCo, Inc.	43,486	8,054,477
		18,341,688
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	55,869	7,527,230
Amgen, Inc.	16,851	3,741,259
Biogen, Inc. (a)	4,521	1,287,807
Gilead Sciences, Inc.	39,406	3,037,020
Moderna, Inc. (a)	10,443	1,268,825
Regeneron Pharmaceuticals, Inc. (a)	3,435	2,468,185
Vertex Pharmaceuticals, Inc. (a)	8,163	2,872,641
		22,202,967
BROADLINE RETAIL — 4.3%
Amazon.com, Inc. (a)	281,803	36,735,839
Security Description	Shares	Value
eBay, Inc.	17,173	$ 767,461
Etsy, Inc. (a)	3,965	335,479
		37,838,779
BUILDING PRODUCTS — 0.5%
Carrier Global Corp.	26,389	1,311,797
Johnson Controls International PLC	21,656	1,475,640
Trane Technologies PLC	7,243	1,385,296
		4,172,733
CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc.	3,357	1,115,061
BlackRock, Inc.	4,709	3,254,578
Cboe Global Markets, Inc.	3,308	456,537
Charles Schwab Corp.	47,076	2,668,268
CME Group, Inc.	11,345	2,102,115
FactSet Research Systems, Inc.	1,187	475,572
Franklin Resources, Inc.	8,976	239,749
Intercontinental Exchange, Inc.	17,630	1,993,600
Invesco Ltd.	14,286	240,148
MarketAxess Holdings, Inc.	1,210	316,318
Moody's Corp.	5,022	1,746,250
MSCI, Inc.	2,519	1,182,142
Nasdaq, Inc.	10,669	531,850
Raymond James Financial, Inc.	6,164	639,638
S&P Global, Inc.	10,387	4,164,044
T Rowe Price Group, Inc.	7,048	789,517
		21,915,387
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	6,988	2,093,116
Albemarle Corp.	3,620	807,586
CF Industries Holdings, Inc.	6,245	433,528
Corteva, Inc.	22,540	1,291,542
Dow, Inc.	22,213	1,183,064
Ecolab, Inc.	7,786	1,453,568
FMC Corp.	3,935	410,578
International Flavors & Fragrances, Inc.	8,104	644,997
Linde PLC	15,547	5,924,651
LyondellBasell Industries NV Class A	7,982	732,987
Mosaic Co.	10,725	375,375
PPG Industries, Inc.	7,443	1,103,797
		16,454,789
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	2,716	1,350,069
Republic Services, Inc.	6,516	998,056
Waste Management, Inc.	11,772	2,041,500
		4,389,625
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	7,825	1,268,119
Cisco Systems, Inc.	129,762	6,713,886
F5, Inc. (a)	1,918	280,527
Juniper Networks, Inc.	10,264	321,571

See accompanying notes to financial statements.
106

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Motorola Solutions, Inc.	5,284	$ 1,549,692
		10,133,795
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	4,516	887,168
CONSUMER FINANCE — 0.7%
American Express Co.	18,822	3,278,793
Capital One Financial Corp.	12,054	1,318,346
Discover Financial Services	8,440	986,214
Synchrony Financial	13,883	470,911
		6,054,264
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.6%
Dollar General Corp.	7,110	1,207,136
Dollar Tree, Inc. (a)	6,567	942,364
Kroger Co.	20,583	967,401
Sysco Corp.	16,029	1,189,352
Target Corp.	14,565	1,921,123
Walgreens Boots Alliance, Inc.	22,610	644,159
Walmart, Inc.	44,294	6,962,131
		13,833,666
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	46,936	468,421
Ball Corp.	9,909	576,803
International Paper Co.	11,228	357,163
Westrock Co.	8,070	234,595
		1,636,982
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc.	225,074	3,589,930
Verizon Communications, Inc.	132,582	4,930,725
		8,520,655
ELECTRIC UTILITIES — 1.0%
Constellation Energy Corp.	10,346	947,176
Edison International	12,018	834,650
Entergy Corp.	6,447	627,744
Eversource Energy	10,968	777,851
Exelon Corp.	31,388	1,278,747
NextEra Energy, Inc.	64,039	4,751,694
		9,217,862
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	12,602	2,534,262
Emerson Electric Co.	18,043	1,630,907
Generac Holdings, Inc. (a)	2,011	299,900
Rockwell Automation, Inc.	3,579	1,179,102
		5,644,171
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	24,055	842,887
Keysight Technologies, Inc. (a)	5,589	935,878
TE Connectivity Ltd.	9,978	1,398,517
Zebra Technologies Corp. Class A (a)	1,594	471,553
		3,648,835
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	31,824	$ 1,005,957
Halliburton Co.	28,556	942,062
Schlumberger NV	44,822	2,201,657
		4,149,676
ENTERTAINMENT — 1.5%
Electronic Arts, Inc.	8,259	1,071,192
Netflix, Inc. (a)	14,053	6,190,206
Walt Disney Co. (a)	57,717	5,152,974
Warner Bros Discovery, Inc. (a)	69,812	875,443
		13,289,815
FINANCIAL SERVICES — 2.9%
Fidelity National Information Services, Inc.	18,707	1,023,273
Mastercard, Inc. Class A	26,500	10,422,450
PayPal Holdings, Inc. (a)	35,687	2,381,393
Visa, Inc. Class A	51,312	12,185,574
		26,012,690
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	17,266	1,304,619
Campbell Soup Co.	6,301	288,019
Conagra Brands, Inc.	15,005	505,969
General Mills, Inc.	18,601	1,426,697
Hershey Co.	4,629	1,155,861
Hormel Foods Corp.	9,148	367,933
J M Smucker Co.	3,408	503,259
Kellogg Co.	8,111	546,681
Kraft Heinz Co.	25,143	892,576
McCormick & Co., Inc.	7,953	693,740
Mondelez International, Inc. Class A	43,073	3,141,745
Tyson Foods, Inc. Class A	9,008	459,768
		11,286,867
GROUND TRANSPORTATION — 0.9%
CSX Corp.	64,315	2,193,141
JB Hunt Transport Services, Inc.	2,618	473,937
Norfolk Southern Corp.	7,181	1,628,364
Union Pacific Corp.	19,278	3,944,664
		8,240,106
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	55,065	6,003,186
Baxter International, Inc.	15,923	725,452
Becton Dickinson & Co.	8,924	2,356,025
Boston Scientific Corp. (a)	45,204	2,445,084
Edwards Lifesciences Corp. (a)	19,557	1,844,812
Hologic, Inc. (a)	7,814	632,700
IDEXX Laboratories, Inc. (a)	2,653	1,332,416
Medtronic PLC	41,994	3,699,672
Teleflex, Inc.	1,518	367,402
Zimmer Biomet Holdings, Inc.	6,672	971,443
		20,378,192

See accompanying notes to financial statements.
107

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.3%
AmerisourceBergen Corp.	5,077	$ 976,967
Cardinal Health, Inc.	8,098	765,828
Centene Corp. (a)	17,409	1,174,237
Cigna Group	9,432	2,646,619
CVS Health Corp.	40,586	2,805,710
DaVita, Inc. (a)	1,705	171,301
Elevance Health, Inc.	7,540	3,349,947
Henry Schein, Inc. (a)	4,290	347,919
Humana, Inc.	3,975	1,777,342
Laboratory Corp. of America Holdings	2,785	672,104
Quest Diagnostics, Inc.	3,489	490,414
UnitedHealth Group, Inc.	29,503	14,180,322
		29,358,710
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	17,266	347,047
Ventas, Inc. REIT	12,590	595,129
Welltower, Inc. REIT	14,890	1,204,452
		2,146,628
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	22,557	379,634
HOTELS, RESTAURANTS & LEISURE — 2.0%
Caesars Entertainment, Inc. (a)	6,729	342,977
Darden Restaurants, Inc.	3,830	639,917
Hilton Worldwide Holdings, Inc.	8,440	1,228,442
Las Vegas Sands Corp. (a)	10,411	603,838
Marriott International, Inc. Class A	8,129	1,493,216
McDonald's Corp.	23,152	6,908,788
MGM Resorts International	9,961	437,487
Norwegian Cruise Line Holdings Ltd. (a)	13,344	290,499
Royal Caribbean Cruises Ltd. (a)	6,969	722,964
Starbucks Corp.	36,269	3,592,807
Yum! Brands, Inc.	8,839	1,224,644
		17,485,579
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (a)	1,712	176,610
Newell Brands, Inc.	11,916	103,669
PulteGroup, Inc.	7,127	553,625
Whirlpool Corp.	1,678	249,670
		1,083,574
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	26,354	2,030,312
Procter & Gamble Co.	74,472	11,300,381
		13,330,693
INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Co.	34,411	3,780,048
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	29,116	3,570,495
INSURANCE — 2.0%
Aflac, Inc.	17,681	1,234,134
Security Description	Shares	Value
Allstate Corp.	8,307	$ 905,795
American International Group, Inc.	23,422	1,347,702
Arch Capital Group Ltd. (a)	11,726	877,691
Arthur J Gallagher & Co.	6,672	1,464,971
Assurant, Inc.	1,654	207,941
Chubb Ltd.	13,131	2,528,505
Everest Re Group Ltd.	1,318	450,571
Globe Life, Inc.	2,899	317,788
Hartford Financial Services Group, Inc.	9,983	718,976
Lincoln National Corp.	4,902	126,276
MetLife, Inc.	20,789	1,175,202
Principal Financial Group, Inc.	7,195	545,669
Progressive Corp.	18,469	2,444,742
Prudential Financial, Inc.	11,604	1,023,705
Travelers Cos., Inc.	7,329	1,272,754
W R Berkley Corp.	6,448	384,043
Willis Towers Watson PLC	3,330	784,215
		17,810,680
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class A (a)	188,107	22,516,408
Alphabet, Inc. Class C (a)	161,658	19,555,768
Match Group, Inc. (a)	8,799	368,238
		42,440,414
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	4,135	267,824
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	9,391	1,129,268
Bio-Rad Laboratories, Inc. Class A (a)	668	253,252
Illumina, Inc. (a)	4,922	922,826
Mettler-Toledo International, Inc. (a)	730	957,497
Thermo Fisher Scientific, Inc.	12,237	6,384,654
Waters Corp. (a)	1,920	511,757
		10,159,254
MACHINERY — 2.3%
Caterpillar, Inc.	16,402	4,035,712
Cummins, Inc.	4,421	1,083,852
Deere & Co.	8,521	3,452,624
Dover Corp.	4,377	646,264
Fortive Corp.	11,107	830,470
IDEX Corp.	2,381	512,534
Illinois Tool Works, Inc.	8,740	2,186,399
Ingersoll Rand, Inc.	12,775	834,974
Nordson Corp.	1,712	424,884
Otis Worldwide Corp.	13,093	1,165,408
PACCAR, Inc.	16,476	1,378,218
Parker-Hannifin Corp.	4,002	1,560,940
Pentair PLC	5,143	332,238
Stanley Black & Decker, Inc.	4,668	437,438
Westinghouse Air Brake Technologies Corp.	5,740	629,506
Xylem, Inc.	7,565	851,970
		20,363,431

See accompanying notes to financial statements.
108

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	3,374	$ 1,239,506
Comcast Corp. Class A	132,916	5,522,660
Fox Corp. Class A	9,428	320,552
Fox Corp. Class B	4,345	138,562
Interpublic Group of Cos., Inc.	12,288	474,071
News Corp. Class A	12,035	234,682
News Corp. Class B	3,745	73,851
Omnicom Group, Inc.	6,404	609,341
Paramount Global Class B	15,971	254,099
		8,867,324
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	45,120	1,804,800
Newmont Corp.	25,040	1,068,206
		2,873,006
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	19,916	580,551
Public Service Enterprise Group, Inc.	15,712	983,728
Sempra Energy	9,891	1,440,031
		3,004,310
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	4,936	560,187
Boston Properties, Inc. REIT	4,532	260,998
		821,185
OIL, GAS & CONSUMABLE FUELS — 3.1%
APA Corp.	10,160	347,167
Chevron Corp.	55,141	8,676,436
ConocoPhillips	38,702	4,009,914
Devon Energy Corp.	20,658	998,608
EOG Resources, Inc.	18,567	2,124,808
EQT Corp.	11,626	478,177
Hess Corp.	8,776	1,193,097
Kinder Morgan, Inc.	62,463	1,075,613
Marathon Oil Corp.	20,067	461,942
Marathon Petroleum Corp.	13,397	1,562,090
ONEOK, Inc.	14,127	871,919
Phillips 66	14,740	1,405,901
Pioneer Natural Resources Co.	7,497	1,553,229
Valero Energy Corp.	11,435	1,341,326
Williams Cos., Inc.	38,510	1,256,581
		27,356,808
PASSENGER AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	4,045	215,113
American Airlines Group, Inc. (a)	20,579	369,187
		584,300
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,354	1,444,179
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	67,196	4,297,184
Security Description	Shares	Value
Eli Lilly & Co.	24,904	$ 11,679,478
Merck & Co., Inc.	80,040	9,235,815
Organon & Co.	8,060	167,729
Pfizer, Inc.	177,203	6,499,806
Viatris, Inc.	38,265	381,885
Zoetis, Inc.	14,681	2,528,215
		34,790,112
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	13,044	2,866,941
Broadridge Financial Solutions, Inc.	3,745	620,284
Paychex, Inc.	10,108	1,130,782
Robert Half International, Inc.	3,352	252,138
Verisk Analytics, Inc.	4,612	1,042,450
		5,912,595
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	9,999	807,019
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	4,400	832,788
Equity Residential REIT	10,751	709,243
Essex Property Trust, Inc. REIT	2,059	482,424
UDR, Inc. REIT	9,772	419,805
		2,444,260
RETAIL REITs — 0.2%
Federal Realty Investment Trust REIT	2,318	224,313
Kimco Realty Corp. REIT	19,511	384,757
Regency Centers Corp. REIT	4,866	300,573
Simon Property Group, Inc. REIT	10,373	1,197,874
		2,107,517
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
Advanced Micro Devices, Inc. (a)	50,927	5,801,095
Applied Materials, Inc.	26,669	3,854,737
Intel Corp.	130,635	4,368,435
KLA Corp.	4,345	2,107,412
Lam Research Corp.	4,306	2,768,155
Micron Technology, Inc.	34,447	2,173,950
NVIDIA Corp.	78,255	33,103,430
NXP Semiconductors NV	8,190	1,676,329
ON Semiconductor Corp. (a)	13,653	1,291,301
QUALCOMM, Inc.	35,182	4,188,065
SolarEdge Technologies, Inc. (a)	1,718	462,228
Texas Instruments, Inc.	28,616	5,151,452
		66,946,589
SOFTWARE — 11.5%
Adobe, Inc. (a)	14,443	7,062,482
Autodesk, Inc. (a)	6,785	1,388,279
Fortinet, Inc. (a)	20,525	1,551,485
Gen Digital, Inc.	17,964	333,232
Intuit, Inc.	8,914	4,084,306
Microsoft Corp.	235,313	80,133,489
Salesforce, Inc. (a)	30,962	6,541,032

See accompanying notes to financial statements.
109

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Tyler Technologies, Inc. (a)	1,312	$ 546,409
		101,640,714
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	14,746	2,859,839
Digital Realty Trust, Inc. REIT	9,046	1,030,068
Equinix, Inc. REIT	2,887	2,263,235
Extra Space Storage, Inc. REIT	4,265	634,845
Iron Mountain, Inc. REIT	9,178	521,494
SBA Communications Corp. REIT	3,436	796,327
Weyerhaeuser Co. REIT	23,142	775,489
		8,881,297
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	6,215	509,319
Home Depot, Inc.	32,151	9,987,387
Lowe's Cos., Inc.	18,833	4,250,608
TJX Cos., Inc.	36,521	3,096,615
Tractor Supply Co.	3,536	781,810
		18,625,739
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.4%
Apple, Inc.	467,897	90,757,981
Hewlett Packard Enterprise Co.	40,461	679,745
HP, Inc.	27,328	839,243
Seagate Technology Holdings PLC	6,031	373,138
		92,650,107
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	39,419	4,350,675
Ralph Lauren Corp.	1,262	155,605
Tapestry, Inc.	7,463	319,416
VF Corp.	10,430	199,109
		5,024,805
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.1%
United Rentals, Inc.	2,155	$ 959,772
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,122	873,916
TOTAL COMMON STOCKS (Cost $821,876,407)		885,692,751
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e) (Cost $725,662)	725,538	725,683
TOTAL INVESTMENTS — 99.9% (Cost $822,602,069)		886,418,434
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		473,087
NET ASSETS — 100.0%		$ 886,891,521
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
110

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	2	09/15/2023	$385,910	$397,695	$11,785

During the period ended June 30, 2023, average notional value related to futures contracts was $954,648.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$885,692,751	$—	$—	$885,692,751
Short-Term Investment	725,683	—	—	725,683
TOTAL INVESTMENTS	$886,418,434	$—	$—	$886,418,434
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 11,785	$—	$—	$ 11,785
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 11,785	$—	$—	$ 11,785

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	6,857	$422,734	$ 535,623	$ 219,112	$ 141	$69,034	11,047	$ 808,420	$25,031
State Street ESG Liquid Reserves Fund, Premier Class	282,856	282,856	3,134,595	3,417,708	257	—	—	—	3,224
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	13,954,056	13,228,213	(181)	22	725,538	725,683	43,108
Total		$705,590	$17,624,274	$16,865,033	$ 217	$69,056		$1,534,103	$71,363
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	386,116	$ 21,186,185
AeroVironment, Inc. (a)	127,414	13,031,904
Moog, Inc. Class A	88,260	9,570,032
		43,788,121
AIR FREIGHT & LOGISTICS — 0.8%
Forward Air Corp.	131,029	13,903,487
Hub Group, Inc. Class A (a)	75,975	6,102,312
		20,005,799
AUTOMOBILE COMPONENTS — 1.3%
Dorman Products, Inc. (a)	142,885	11,263,624
Gentherm, Inc. (a)	101,494	5,735,426
LCI Industries (b)	63,660	8,044,078
XPEL, Inc. (a) (b)	98,717	8,313,946
		33,357,074
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	72,205	4,815,351
BANKS — 9.0%
Ameris Bancorp	200,111	6,845,797
Atlantic Union Bankshares Corp. (b)	152,278	3,951,614
Axos Financial, Inc. (a)	142,706	5,628,325
BancFirst Corp. (b)	87,774	8,075,208
Bancorp, Inc. (a)	275,596	8,998,209
Bank of Hawaii Corp. (b)	101,333	4,177,960
Banner Corp.	172,849	7,548,316
Berkshire Hills Bancorp, Inc.	127,873	2,650,807
City Holding Co. (b)	76,942	6,924,011
Community Bank System, Inc. (b)	154,156	7,226,833
Customers Bancorp, Inc. (a)	72,666	2,198,873
CVB Financial Corp. (b)	659,786	8,761,958
Dime Community Bancshares, Inc.	166,531	2,935,942
FB Financial Corp.	89,714	2,516,478
First BanCorp (c)	906,751	11,080,497
First BanCorp (b) (c)	127,592	3,795,862
First Commonwealth Financial Corp.	295,547	3,738,670
First Financial Bancorp	262,805	5,371,734
First Hawaiian, Inc. (b)	333,477	6,005,921
Fulton Financial Corp. (b)	406,908	4,850,343
Hanmi Financial Corp.	151,742	2,265,508
Heritage Financial Corp.	180,559	2,919,639
Independent Bank Corp.	115,250	5,129,778
Lakeland Financial Corp. (b)	127,924	6,206,872
National Bank Holdings Corp. Class A	127,880	3,713,635
NBT Bancorp, Inc.	215,912	6,876,797
Northfield Bancorp, Inc. (b)	118,379	1,299,801
Northwest Bancshares, Inc.	339,842	3,602,325
OFG Bancorp	245,538	6,403,631
Security Description	Shares	Value
Park National Corp. (b)	72,439	$ 7,411,959
Pathward Financial, Inc.	97,183	4,505,404
Preferred Bank	66,038	3,631,430
S&T Bancorp, Inc.	138,540	3,766,903
Seacoast Banking Corp. of Florida	227,000	5,016,700
ServisFirst Bancshares, Inc. (b)	246,310	10,079,005
Southside Bancshares, Inc. (b)	84,543	2,211,645
Stellar Bancorp, Inc.	227,497	5,207,406
Tompkins Financial Corp. (b)	42,089	2,344,357
Triumph Financial, Inc. (a) (b)	67,089	4,073,644
TrustCo Bank Corp. NY	65,604	1,876,930
Trustmark Corp.	211,199	4,460,523
United Community Banks, Inc. (b)	377,286	9,428,377
Veritex Holdings, Inc.	132,131	2,369,109
Washington Federal, Inc.	181,142	4,803,886
Westamerica BanCorp	133,824	5,125,459
		228,014,081
BEVERAGES — 0.5%
MGP Ingredients, Inc. (b)	77,571	8,244,246
National Beverage Corp. (a)	79,389	3,838,458
		12,082,704
BIOTECHNOLOGY — 3.0%
Anika Therapeutics, Inc. (a)	42,904	1,114,646
Arcus Biosciences, Inc. (a)	268,326	5,449,701
Avid Bioservices, Inc. (a)	220,862	3,085,442
Catalyst Pharmaceuticals, Inc. (a)	495,962	6,665,729
Coherus Biosciences, Inc. (a) (b)	171,791	733,548
Cytokinetics, Inc. (a) (b)	487,185	15,891,975
Dynavax Technologies Corp. (a) (b)	601,428	7,770,450
Enanta Pharmaceuticals, Inc. (a)	39,598	847,397
Ironwood Pharmaceuticals, Inc. (a)	432,703	4,603,960
iTeos Therapeutics, Inc. (a)	128,042	1,695,276
REGENXBIO, Inc. (a)	196,391	3,925,856
uniQure NV (a) (b)	214,853	2,462,215
Vericel Corp. (a)	140,417	5,275,467
Vir Biotechnology, Inc. (a)	384,865	9,440,738
Xencor, Inc. (a)	304,042	7,591,929
		76,554,329
BUILDING PRODUCTS — 1.8%
AAON, Inc. (b)	218,003	20,668,864
Apogee Enterprises, Inc.	66,050	3,135,394
Griffon Corp.	239,165	9,638,350
Insteel Industries, Inc. (b)	46,695	1,453,148
PGT Innovations, Inc. (a)	295,608	8,616,973
Quanex Building Products Corp.	98,481	2,644,215
		46,156,944

See accompanying notes to financial statements.
112

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
CAPITAL MARKETS — 1.9%
Artisan Partners Asset Management, Inc. Class A (b)	172,112	$ 6,765,723
Avantax, Inc. (a) (b)	193,220	4,324,264
B Riley Financial, Inc.	40,879	1,879,616
Brightsphere Investment Group, Inc.	87,632	1,835,890
Donnelley Financial Solutions, Inc. (a)	65,313	2,973,701
Moelis & Co. Class A (b)	164,116	7,441,019
Piper Sandler Cos.,	74,424	9,620,046
StoneX Group, Inc. (a)	88,724	7,371,190
Virtus Investment Partners, Inc. (b)	17,806	3,516,151
WisdomTree, Inc. (b)	325,294	2,231,517
		47,959,117
CHEMICALS — 4.3%
American Vanguard Corp.	144,990	2,590,971
Balchem Corp.	163,819	22,084,439
FutureFuel Corp. (b)	76,782	679,521
Hawkins, Inc.	94,909	4,526,210
HB Fuller Co.	173,716	12,422,431
Ingevity Corp. (a) (b)	172,012	10,004,218
Innospec, Inc.	125,476	12,602,810
Livent Corp. (a) (b)	913,392	25,054,343
Quaker Chemical Corp. (b)	68,979	13,444,007
Stepan Co. (b)	69,389	6,630,813
		110,039,763
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Brady Corp. Class A	150,845	7,175,697
Liquidity Services, Inc. (a)	63,899	1,054,333
UniFirst Corp.	44,821	6,947,703
		15,177,733
COMMUNICATIONS EQUIPMENT — 2.2%
ADTRAN Holdings, Inc. (b)	254,307	2,677,853
Clearfield, Inc. (a) (b)	63,114	2,988,448
Digi International, Inc. (a)	180,357	7,104,262
Extreme Networks, Inc. (a)	651,353	16,967,746
Harmonic, Inc. (a)	561,166	9,074,054
NetScout Systems, Inc. (a)	339,774	10,516,005
Viavi Solutions, Inc. (a)	581,158	6,584,520
		55,912,888
CONSTRUCTION & ENGINEERING — 2.3%
Arcosa, Inc.	161,181	12,212,684
Comfort Systems USA, Inc.	181,887	29,865,846
Dycom Industries, Inc. (a)	100,643	11,438,077
MYR Group, Inc. (a)	43,268	5,985,695
		59,502,302
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Andersons, Inc.	71,474	3,298,525
Chefs' Warehouse, Inc. (a)	110,142	3,938,678
		7,237,203
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	188,313	$ 3,658,922
O-I Glass, Inc. (a)	359,398	7,665,959
		11,324,881
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a) (b)	219,639	7,542,403
Frontdoor, Inc. (a)	218,739	6,977,774
Mister Car Wash, Inc. (a) (b)	221,191	2,134,493
Perdoceo Education Corp. (a)	220,706	2,708,063
Strategic Education, Inc. (b)	65,463	4,441,010
Stride, Inc. (a)	205,786	7,661,413
		31,465,156
DIVERSIFIED REITs — 0.1%
Armada Hoffler Properties, Inc. REIT	229,582	2,681,518
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc. (b)	55,865	2,044,659
Cogent Communications Holdings, Inc.	127,741	8,595,692
		10,640,351
ELECTRIC UTILITIES — 0.4%
Otter Tail Corp. (b)	128,240	10,125,830
ELECTRICAL EQUIPMENT — 0.8%
Encore Wire Corp. (b)	90,758	16,874,635
SunPower Corp. (a) (b)	238,768	2,339,926
		19,214,561
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Advanced Energy Industries, Inc. (b)	190,908	21,276,697
Arlo Technologies, Inc. (a)	230,799	2,518,017
Badger Meter, Inc.	149,158	22,009,754
CTS Corp.	158,641	6,762,866
ePlus, Inc. (a)	66,356	3,735,843
Fabrinet (a)	184,666	23,984,420
Methode Electronics, Inc.	96,376	3,230,524
OSI Systems, Inc. (a)	41,091	4,841,753
Plexus Corp. (a)	139,548	13,709,195
Sanmina Corp. (a)	135,075	8,140,970
		110,210,039
ENERGY EQUIPMENT & SERVICES — 1.7%
Core Laboratories, Inc. (b)	111,213	2,585,702
Dril-Quip, Inc. (a) (b)	93,719	2,180,841
Helmerich & Payne, Inc.	299,903	10,631,561
Nabors Industries Ltd. (a) (b)	30,780	2,863,463
NexTier Oilfield Solutions, Inc. (a) (b)	336,248	3,006,057
Oceaneering International, Inc. (a)	374,861	7,009,901
Patterson-UTI Energy, Inc.	713,266	8,537,794
RPC, Inc. (b)	427,501	3,056,632

See accompanying notes to financial statements.
113

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
U.S. Silica Holdings, Inc. (a)	228,988	$ 2,777,625
		42,649,576
FINANCIAL SERVICES — 1.3%
EVERTEC, Inc.	212,835	7,838,713
Mr Cooper Group, Inc. (a)	346,675	17,555,622
NMI Holdings, Inc. Class A (a)	219,615	5,670,459
Payoneer Global, Inc. (a)	447,759	2,153,721
		33,218,515
FOOD PRODUCTS — 2.6%
Cal-Maine Foods, Inc.	191,436	8,614,620
Hostess Brands, Inc. (a)	671,049	16,990,961
J & J Snack Foods Corp.	76,600	12,130,376
John B Sanfilippo & Son, Inc.	28,409	3,331,524
Simply Good Foods Co. (a)	427,024	15,624,808
Tootsie Roll Industries, Inc. (b)	95,220	3,371,740
TreeHouse Foods, Inc. (a)	119,653	6,028,118
		66,092,147
GAS UTILITIES — 0.5%
Chesapeake Utilities Corp.	59,992	7,139,048
Northwest Natural Holding Co.	115,975	4,992,724
		12,131,772
GROUND TRANSPORTATION — 0.4%
Heartland Express, Inc.	157,909	2,591,287
Marten Transport Ltd.	297,216	6,390,144
		8,981,431
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
CONMED Corp. (b)	75,557	10,267,441
Embecta Corp.	134,524	2,905,718
Glaukos Corp. (a)	162,848	11,596,406
LeMaitre Vascular, Inc.	69,683	4,688,272
Merit Medical Systems, Inc. (a)	292,307	24,448,558
Tandem Diabetes Care, Inc. (a)	194,545	4,774,134
UFP Technologies, Inc. (a) (b)	34,832	6,752,183
Zynex, Inc. (a) (b)	113,269	1,086,250
		66,518,962
HEALTH CARE PROVIDERS & SERVICES — 3.7%
AdaptHealth Corp. (a) (b)	382,386	4,653,638
Addus HomeCare Corp. (a)	81,535	7,558,294
Agiliti, Inc. (a) (b)	78,206	1,290,399
AMN Healthcare Services, Inc. (a)	201,622	22,000,993
CorVel Corp. (a)	30,499	5,901,557
Cross Country Healthcare, Inc. (a) (b)	171,102	4,804,544
Ensign Group, Inc.	284,496	27,157,988
Fulgent Genetics, Inc. (a) (b)	46,293	1,714,230
OmniAb, Inc. (a) (b) (d)	65,117	—
Privia Health Group, Inc. (a)	472,727	12,342,902
U.S. Physical Therapy, Inc. (b)	45,078	5,472,018
		92,896,563
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc. (b)	309,823	6,153,085
Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	73,677	$ 2,432,814
LTC Properties, Inc. REIT	135,533	4,475,300
Universal Health Realty Income Trust REIT	40,801	1,941,312
		15,002,511
HEALTH CARE TECHNOLOGY — 1.1%
Certara, Inc. (a) (b)	307,140	5,593,019
Computer Programs & Systems, Inc. (a)	39,364	971,897
HealthStream, Inc.	76,583	1,880,878
NextGen Healthcare, Inc. (a)	275,423	4,467,361
Schrodinger, Inc. (a) (b)	118,456	5,913,324
Simulations Plus, Inc. (b)	52,569	2,277,815
Veradigm, Inc. (a)	549,088	6,918,509
		28,022,803
HOTELS, RESTAURANTS & LEISURE — 1.9%
Bloomin' Brands, Inc. (b)	254,571	6,845,414
Chuy's Holdings, Inc. (a)	50,665	2,068,145
Dave & Buster's Entertainment, Inc. (a)	112,389	5,008,054
Dine Brands Global, Inc. (b)	46,744	2,712,554
Golden Entertainment, Inc. (a)	69,852	2,919,814
Jack in the Box, Inc.	103,778	10,121,469
Monarch Casino & Resort, Inc.	68,389	4,818,005
Sabre Corp. (a) (b)	650,766	2,075,944
Shake Shack, Inc. Class A (a)	102,067	7,932,647
Six Flags Entertainment Corp. (a) (b)	163,585	4,249,938
		48,751,984
HOUSEHOLD DURABLES — 1.3%
Cavco Industries, Inc. (a)	40,760	12,024,200
Ethan Allen Interiors, Inc. (b)	118,961	3,364,217
Green Brick Partners, Inc. (a)	135,060	7,671,408
Installed Building Products, Inc. (b)	77,489	10,860,858
		33,920,683
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	24,399	945,949
Central Garden & Pet Co. Class A (a)	103,779	3,783,782
WD-40 Co. (b)	44,435	8,382,663
		13,112,394
INDUSTRIAL REITs — 0.4%
Innovative Industrial Properties, Inc. REIT (b)	141,303	10,316,532
INSURANCE — 1.4%
American Equity Investment Life Holding Co. (b)	165,065	8,601,537
AMERISAFE, Inc.	54,980	2,931,534
Assured Guaranty Ltd.	152,310	8,498,898
Employers Holdings, Inc.	72,322	2,705,566
Palomar Holdings, Inc. (a)	125,059	7,258,424

See accompanying notes to financial statements.
114

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Safety Insurance Group, Inc.	43,121	$ 3,092,638
Trupanion, Inc. (a) (b)	177,617	3,495,503
		36,584,100
INTERACTIVE MEDIA & SERVICES — 0.9%
Cargurus, Inc. (a)	223,960	5,068,215
Cars.com, Inc. (a)	319,656	6,335,582
QuinStreet, Inc. (a) (b)	136,766	1,207,644
Shutterstock, Inc. (b)	60,124	2,926,235
Yelp, Inc. (a)	200,843	7,312,693
		22,850,369
IT SERVICES — 0.3%
Perficient, Inc. (a)	99,897	8,324,417
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	56,171	2,974,816
Vista Outdoor, Inc. (a) (b)	131,174	3,629,585
		6,604,401
LIFE SCIENCES TOOLS & SERVICES — 0.3%
BioLife Solutions, Inc. (a) (b)	176,631	3,903,545
Cytek Biosciences, Inc. (a) (b)	183,574	1,567,722
Mesa Laboratories, Inc. (b)	16,208	2,082,728
		7,553,995
MACHINERY — 6.8%
Alamo Group, Inc.	38,539	7,087,707
Albany International Corp. Class A	157,301	14,673,037
Enerpac Tool Group Corp.	193,964	5,237,028
EnPro Industries, Inc. (b)	105,349	14,067,252
ESCO Technologies, Inc.	88,227	9,142,964
Federal Signal Corp.	309,987	19,848,468
Franklin Electric Co., Inc.	197,551	20,327,998
Hillenbrand, Inc.	351,445	18,022,100
Lindsay Corp.	55,345	6,604,872
Mueller Industries, Inc. (b)	289,761	25,290,340
SPX Technologies, Inc. (a)	142,295	12,090,806
Standex International Corp.	41,798	5,913,163
Titan International, Inc. (a)	265,502	3,047,963
Trinity Industries, Inc.	240,443	6,181,790
Wabash National Corp. (b)	137,684	3,530,218
		171,065,706
MARINE TRANSPORTATION — 0.6%
Matson, Inc.	180,928	14,063,533
MEDIA — 0.2%
TechTarget, Inc. (a)	129,329	4,026,012
METALS & MINING — 1.6%
ATI, Inc. (a)	406,101	17,961,847
Haynes International, Inc. (b)	45,510	2,312,818
Kaiser Aluminum Corp. (b)	80,172	5,743,522
Materion Corp.	60,467	6,905,332
TimkenSteel Corp. (a)	88,704	1,913,345
Warrior Met Coal, Inc.	149,072	5,806,355
		40,643,219
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
ARMOUR Residential REIT, Inc. (b)	980,751	$ 5,227,403
Invesco Mortgage Capital, Inc. REIT (b)	101,555	1,164,836
		6,392,239
MULTI-UTILITIES — 0.2%
Unitil Corp.	82,519	4,184,538
OIL, GAS & CONSUMABLE FUELS — 3.7%
California Resources Corp. (b)	102,464	4,640,594
Callon Petroleum Co. (a) (b)	132,079	4,632,010
Civitas Resources, Inc.	247,826	17,191,690
Comstock Resources, Inc. (b)	473,928	5,497,565
CONSOL Energy, Inc. (b)	160,764	10,901,407
CVR Energy, Inc. (b)	83,731	2,508,581
Dorian LPG Ltd. (b)	164,154	4,210,550
Northern Oil & Gas, Inc. (b)	408,604	14,023,289
REX American Resources Corp. (a)	80,886	2,815,642
SM Energy Co.	613,756	19,413,102
Talos Energy, Inc. (a) (b)	291,830	4,047,682
Vital Energy, Inc. (a) (b)	92,979	4,198,002
		94,080,114
PAPER & FOREST PRODUCTS — 0.2%
Mercer International, Inc. (b)	90,471	730,101
Sylvamo Corp.	93,608	3,786,444
		4,516,545
PASSENGER AIRLINES — 0.2%
Sun Country Airlines Holdings, Inc. (a)	182,680	4,106,646
PERSONAL CARE PRODUCTS — 2.1%
Edgewell Personal Care Co.	127,285	5,258,143
elf Beauty, Inc. (a)	257,277	29,388,752
Inter Parfums, Inc.	90,456	12,232,365
Medifast, Inc.	56,421	5,199,759
		52,079,019
PHARMACEUTICALS — 2.6%
Amphastar Pharmaceuticals, Inc. (a) (b)	189,803	10,907,978
ANI Pharmaceuticals, Inc. (a)	38,154	2,053,830
Collegium Pharmaceutical, Inc. (a) (b)	172,614	3,709,475
Corcept Therapeutics, Inc. (a) (b)	455,722	10,139,814
Harmony Biosciences Holdings, Inc. (a)	150,482	5,295,462
Innoviva, Inc. (a) (b)	294,872	3,753,721
Ligand Pharmaceuticals, Inc. (a)	45,173	3,256,973
Pacira BioSciences, Inc. (a)	231,718	9,284,940
Prestige Consumer Healthcare, Inc. (a)	175,347	10,420,872

See accompanying notes to financial statements.
115

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	274,410	$ 8,248,765
		67,071,830
PROFESSIONAL SERVICES — 1.5%
CSG Systems International, Inc.	155,836	8,218,790
Korn Ferry	126,459	6,264,779
NV5 Global, Inc. (a)	63,122	6,992,024
TTEC Holdings, Inc.	49,212	1,665,334
Verra Mobility Corp. (a) (b)	705,704	13,916,483
		37,057,410
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
eXp World Holdings, Inc. (b)	103,189	2,092,673
Kennedy-Wilson Holdings, Inc. (b)	220,326	3,597,924
Marcus & Millichap, Inc. (b)	121,201	3,819,043
St. Joe Co. (b)	170,355	8,234,961
		17,744,601
RESIDENTIAL REITs — 0.3%
NexPoint Residential Trust, Inc. REIT	62,802	2,856,235
Veris Residential, Inc. REIT (a)	228,054	3,660,267
		6,516,502
RETAIL REITs — 1.1%
Getty Realty Corp. REIT	148,237	5,013,375
Phillips Edison & Co., Inc. REIT (b)	254,020	8,657,002
Saul Centers, Inc. REIT	38,374	1,413,314
Tanger Factory Outlet Centers, Inc. REIT	296,095	6,534,817
Urban Edge Properties REIT (b)	300,440	4,635,789
Urstadt Biddle Properties, Inc. Class A REIT	82,353	1,750,825
		28,005,122
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
Alpha & Omega Semiconductor Ltd. (a) (b)	115,813	3,798,666
Axcelis Technologies, Inc. (a)	166,244	30,477,513
CEVA, Inc. (a)	73,736	1,883,955
Cohu, Inc. (a)	157,628	6,551,020
Diodes, Inc. (a)	232,504	21,504,295
Kulicke & Soffa Industries, Inc. (b)	285,705	16,985,162
MaxLinear, Inc. (a)	375,699	11,857,061
Onto Innovation, Inc. (a)	248,715	28,967,836
PDF Solutions, Inc. (a)	152,596	6,882,080
Photronics, Inc. (a)	318,523	8,214,708
Rambus, Inc. (a)	552,819	35,474,395
SiTime Corp. (a) (b)	44,652	5,267,596
Ultra Clean Holdings, Inc. (a)	123,233	4,739,541
Veeco Instruments, Inc. (a)	265,450	6,816,756
		189,420,584
Security Description	Shares	Value
SOFTWARE — 4.7%
8x8, Inc. (a) (b)	267,946	$ 1,133,412
A10 Networks, Inc.	330,521	4,822,301
Agilysys, Inc. (a)	100,220	6,879,101
Alarm.com Holdings, Inc. (a)	251,425	12,993,644
Consensus Cloud Solutions, Inc. (a)	58,761	1,821,591
Digital Turbine, Inc. (a) (b)	297,395	2,759,826
DoubleVerify Holdings, Inc. (a) (b)	448,969	17,473,874
InterDigital, Inc. (b)	134,895	13,024,112
LiveRamp Holdings, Inc. (a)	182,761	5,219,654
N-able, Inc. (a)	236,670	3,410,415
OneSpan, Inc. (a) (b)	87,010	1,291,228
Progress Software Corp. (b)	218,519	12,695,954
SPS Commerce, Inc. (a)	185,707	35,666,886
		119,191,998
SPECIALIZED REITs — 0.4%
Four Corners Property Trust, Inc. REIT	298,246	7,575,449
Safehold, Inc. REIT	33	783
Uniti Group, Inc. REIT	556,647	2,571,709
		10,147,941
SPECIALTY RETAIL — 1.8%
Academy Sports & Outdoors, Inc. (b)	182,514	9,864,882
Asbury Automotive Group, Inc. (a) (b)	48,888	11,753,653
Boot Barn Holdings, Inc. (a)	91,499	7,749,050
Buckle, Inc. (b)	106,358	3,679,987
Haverty Furniture Cos., Inc. (b)	35,154	1,062,354
Hibbett, Inc. (b)	35,389	1,284,267
Leslie's, Inc. (a) (b)	485,373	4,557,652
National Vision Holdings, Inc. (a)	227,496	5,525,878
		45,477,723
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a) (b)	102,162	2,605,131
Corsair Gaming, Inc. (a)	120,076	2,130,148
		4,735,279
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Oxford Industries, Inc.	53,660	5,281,217
TOBACCO — 0.2%
Vector Group Ltd.	301,916	3,867,544
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Applied Industrial Technologies, Inc.	196,647	28,480,385
Boise Cascade Co.	201,747	18,227,841
		46,708,226
WATER UTILITIES — 1.4%
American States Water Co.	128,704	11,197,248
California Water Service Group	174,912	9,030,707

See accompanying notes to financial statements.
116

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Middlesex Water Co.	58,055	$ 4,682,716
SJW Group	141,199	9,899,462
		34,810,133
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	220,034	3,742,778
TOTAL COMMON STOCKS (Cost $2,244,127,391)		2,524,735,359
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e) (f)	4,134,416	4,135,243
State Street Navigator Securities Lending Portfolio II (g) (h)	196,880,455	196,880,455
TOTAL SHORT-TERM INVESTMENTS (Cost $201,015,698)		201,015,698
TOTAL INVESTMENTS — 107.7% (Cost $2,445,143,089)		2,725,751,057
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(195,308,331)
NET ASSETS — 100.0%		$ 2,530,442,726

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,524,735,359	$—	$ 0(a)	$2,524,735,359
Short-Term Investments	201,015,698	—	—	201,015,698
TOTAL INVESTMENTS	$2,725,751,057	$—	$ 0	$2,725,751,057
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,422,488	$ 1,422,346	$ 87,460,585	$ 84,747,450	$(323)	$85	4,134,416	$ 4,135,243	$107,398
State Street Navigator Securities Lending Portfolio II	119,883,511	119,883,511	1,092,467,229	1,015,470,285	—	—	196,880,455	196,880,455	448,691
Total		$121,305,857	$1,179,927,814	$1,100,217,735	$(323)	$85		$201,015,698	$556,089
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
AAR Corp. (a)	260,385	$ 15,039,838
Kaman Corp.	217,356	5,288,271
Moog, Inc. Class A	88,500	9,596,055
National Presto Industries, Inc. (b)	40,244	2,945,861
Triumph Group, Inc. (a)	513,407	6,350,845
		39,220,870
AIR FREIGHT & LOGISTICS — 0.3%
Hub Group, Inc. Class A (a)	142,409	11,438,291
AUTOMOBILE COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	908,231	7,511,070
Dana, Inc.	1,014,433	17,245,361
Gentherm, Inc. (a)	102,073	5,768,145
LCI Industries (b)	99,918	12,625,639
Patrick Industries, Inc. (b)	167,482	13,398,560
Standard Motor Products, Inc.	145,564	5,461,561
		62,010,336
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	130,260	8,687,039
BANKS — 7.6%
Ameris Bancorp	200,842	6,870,805
Atlantic Union Bankshares Corp. (b)	361,323	9,376,332
Axos Financial, Inc. (a)	191,138	7,538,483
Banc of California, Inc.	423,026	4,898,641
Bank of Hawaii Corp. (b)	153,401	6,324,723
BankUnited, Inc. (b)	587,599	12,662,758
Berkshire Hills Bancorp, Inc.	150,088	3,111,324
Brookline Bancorp, Inc.	693,210	6,058,655
Capitol Federal Financial, Inc.	1,000,044	6,170,271
Central Pacific Financial Corp.	205,898	3,234,658
Community Bank System, Inc. (b)	182,425	8,552,084
Customers Bancorp, Inc. (a)	115,980	3,509,555
Eagle Bancorp, Inc.	242,580	5,132,993
FB Financial Corp.	134,367	3,768,994
First BanCorp (b)	129,487	3,852,238
First Commonwealth Financial Corp.	365,711	4,626,244
First Financial Bancorp	338,166	6,912,113
First Hawaiian, Inc. (b)	483,652	8,710,573
Fulton Financial Corp.	666,528	7,945,014
Hilltop Holdings, Inc.	364,650	11,471,889
Hope Bancorp, Inc.	947,130	7,974,835
Independent Bank Corp.	167,258	7,444,654
Independent Bank Group, Inc.	280,413	9,682,661
National Bank Holdings Corp. Class A	101,217	2,939,342
Northfield Bancorp, Inc. (b)	148,760	1,633,385
Northwest Bancshares, Inc. (b)	481,695	5,105,967
Pacific Premier Bancorp, Inc.	756,549	15,645,433
Security Description	Shares	Value
PacWest Bancorp (b)	932,189	$ 7,597,340
Pathward Financial, Inc.	57,072	2,645,858
Provident Financial Services, Inc.	596,081	9,739,964
Renasant Corp.	443,030	11,576,374
S&T Bancorp, Inc.	95,367	2,593,029
Seacoast Banking Corp. of Florida	304,264	6,724,234
Simmons First National Corp. Class A	1,005,609	17,346,755
Southside Bancshares, Inc. (b)	97,484	2,550,181
Tompkins Financial Corp.	35,881	1,998,572
Triumph Financial, Inc. (a)	67,643	4,107,283
TrustCo Bank Corp. NY	49,649	1,420,458
Trustmark Corp.	149,561	3,158,728
United Community Banks, Inc.	318,292	7,954,117
Veritex Holdings, Inc.	218,495	3,917,615
Washington Federal, Inc.	244,200	6,476,184
WSFS Financial Corp.	485,314	18,306,044
		289,267,360
BEVERAGES — 0.1%
National Beverage Corp. (a)	59,007	2,852,988
BIOTECHNOLOGY — 1.0%
Anika Therapeutics, Inc. (a)	51,587	1,340,230
Avid Bioservices, Inc. (a)	153,153	2,139,548
Coherus Biosciences, Inc. (a) (b)	278,187	1,187,859
Emergent BioSolutions, Inc. (a)	354,568	2,606,075
Enanta Pharmaceuticals, Inc. (a)	95,351	2,040,511
Ironwood Pharmaceuticals, Inc. (a)	399,360	4,249,190
Myriad Genetics, Inc. (a)	644,090	14,930,006
Vanda Pharmaceuticals, Inc. (a)	453,631	2,989,428
Vericel Corp. (a)	157,886	5,931,777
		37,414,624
BUILDING PRODUCTS — 2.0%
American Woodmark Corp. (a)	131,387	10,034,025
Apogee Enterprises, Inc.	75,640	3,590,631
AZZ, Inc.	196,761	8,551,233
Gibraltar Industries, Inc. (a)	240,196	15,113,132
Insteel Industries, Inc.	82,879	2,579,195
Masterbrand, Inc. (a)	1,014,918	11,803,496
Quanex Building Products Corp.	112,880	3,030,828
Resideo Technologies, Inc. (a)	1,161,788	20,517,176
		75,219,716
CAPITAL MARKETS — 1.1%
Artisan Partners Asset Management, Inc. Class A (b)	270,335	10,626,869
B Riley Financial, Inc.	63,473	2,918,489
Brightsphere Investment Group, Inc.	122,636	2,569,224
Donnelley Financial Solutions, Inc. (a)	97,197	4,425,379
Moelis & Co. Class A (b)	268,118	12,156,470

See accompanying notes to financial statements.
118

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Virtus Investment Partners, Inc.	25,879	$ 5,110,326
WisdomTree, Inc.	377,208	2,587,647
		40,394,404
CHEMICALS — 1.4%
AdvanSix, Inc.	217,695	7,614,971
FutureFuel Corp.	74,224	656,882
HB Fuller Co.	152,999	10,940,959
Koppers Holdings, Inc.	164,516	5,609,996
Mativ Holdings, Inc. (b)	433,072	6,548,049
Minerals Technologies, Inc.	257,025	14,827,772
Stepan Co.	57,300	5,475,588
Trinseo PLC (b)	268,372	3,400,273
		55,074,490
COMMERCIAL SERVICES & SUPPLIES — 3.4%
ABM Industries, Inc.	522,081	22,266,755
Brady Corp. Class A	127,443	6,062,463
CoreCivic, Inc. REIT (a)	897,614	8,446,548
Deluxe Corp.	335,739	5,868,718
Enviri Corp. (a)	615,850	6,078,439
GEO Group, Inc. (a) (b)	977,635	6,999,867
Healthcare Services Group, Inc.	585,989	8,748,816
HNI Corp.	366,533	10,328,900
Interface, Inc.	458,201	4,027,587
Liquidity Services, Inc. (a)	82,944	1,368,576
Matthews International Corp. Class A	240,564	10,252,838
MillerKnoll, Inc.	597,261	8,827,517
OPENLANE, Inc. (a)	862,469	13,126,778
Pitney Bowes, Inc. (b)	1,254,782	4,441,928
UniFirst Corp.	48,937	7,585,724
Viad Corp. (a)	159,526	4,288,059
		128,719,513
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN Holdings, Inc. (b)	175,202	1,844,877
NETGEAR, Inc. (a)	233,802	3,310,636
Viasat, Inc. (a) (b)	603,188	24,887,537
Viavi Solutions, Inc. (a)	843,304	9,554,635
		39,597,685
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	130,064	9,854,949
Dycom Industries, Inc. (a)	74,190	8,431,693
Granite Construction, Inc. (b)	346,584	13,787,112
MYR Group, Inc. (a)	65,931	9,120,895
		41,194,649
CONSUMER FINANCE — 2.1%
Bread Financial Holdings, Inc. (b)	395,785	12,423,691
Encore Capital Group, Inc. (a)	185,497	9,018,864
Enova International, Inc. (a)	246,520	13,095,142
EZCORP, Inc. Class A (a)	399,710	3,349,570
Green Dot Corp. Class A (a)	365,825	6,855,560
Navient Corp.	779,010	14,474,006
PRA Group, Inc. (a) (b)	309,308	7,067,688
Security Description	Shares	Value
PROG Holdings, Inc. (a)	369,196	$ 11,858,576
World Acceptance Corp. (a) (b)	26,379	3,535,050
		81,678,147
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Andersons, Inc.	136,323	6,291,306
Chefs' Warehouse, Inc. (a)	105,567	3,775,076
PriceSmart, Inc.	198,345	14,689,431
SpartanNash Co.	277,385	6,243,936
United Natural Foods, Inc. (a)	469,054	9,170,006
		40,169,755
CONTAINERS & PACKAGING — 0.4%
O-I Glass, Inc. (a)	662,194	14,124,598
DIVERSIFIED CONSUMER SERVICES — 0.5%
Frontdoor, Inc. (a)	309,822	9,883,322
Mister Car Wash, Inc. (a) (b)	310,383	2,995,196
Perdoceo Education Corp. (a)	197,190	2,419,521
Strategic Education, Inc. (b)	74,244	5,036,713
		20,334,752
DIVERSIFIED REITs — 1.5%
Alexander & Baldwin, Inc. REIT	573,348	10,652,806
American Assets Trust, Inc. REIT	412,376	7,917,619
Armada Hoffler Properties, Inc. REIT	187,747	2,192,885
Essential Properties Realty Trust, Inc. REIT	1,167,780	27,489,541
Global Net Lease, Inc. REIT (b)	820,115	8,430,782
		56,683,633
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cogent Communications Holdings, Inc.	139,222	9,368,248
Consolidated Communications Holdings, Inc. (a)	589,602	2,258,176
Lumen Technologies, Inc. (b)	7,297,172	16,491,609
		28,118,033
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	128,443	10,141,859
ELECTRICAL EQUIPMENT — 0.2%
Powell Industries, Inc.	70,072	4,245,663
SunPower Corp. (a) (b)	297,903	2,919,449
		7,165,112
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Arlo Technologies, Inc. (a)	349,706	3,815,292
Benchmark Electronics, Inc.	276,219	7,134,737
ePlus, Inc. (a)	110,518	6,222,163
Insight Enterprises, Inc. (a) (b)	227,167	33,243,619
Itron, Inc. (a)	356,252	25,685,769
Knowles Corp. (a)	721,687	13,033,667
Methode Electronics, Inc.	136,401	4,572,162
OSI Systems, Inc. (a)	60,172	7,090,067
PC Connection, Inc.	86,586	3,905,029

See accompanying notes to financial statements.
119

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Rogers Corp. (a)	147,007	$ 23,804,843
Sanmina Corp. (a)	248,876	14,999,757
ScanSource, Inc. (a)	196,695	5,814,304
TTM Technologies, Inc. (a)	810,164	11,261,280
		160,582,689
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	1,064,214	10,908,193
Bristow Group, Inc. (a)	181,316	5,209,209
Core Laboratories, Inc. (b)	191,665	4,456,211
Dril-Quip, Inc. (a) (b)	126,811	2,950,892
Helix Energy Solutions Group, Inc. (a)	1,124,733	8,300,529
Helmerich & Payne, Inc.	340,315	12,064,167
Nabors Industries Ltd. (a) (b)	22,875	2,128,061
NexTier Oilfield Solutions, Inc. (a) (b)	650,751	5,817,714
Oceaneering International, Inc. (a)	222,814	4,166,622
Oil States International, Inc. (a)	517,848	3,868,325
Patterson-UTI Energy, Inc.	526,249	6,299,200
ProPetro Holding Corp. (a)	764,383	6,298,516
U.S. Silica Holdings, Inc. (a)	255,629	3,100,780
		75,568,419
ENTERTAINMENT — 0.4%
Cinemark Holdings, Inc. (a) (b)	854,514	14,099,481
Marcus Corp. (b)	194,255	2,880,802
		16,980,283
FINANCIAL SERVICES — 1.8%
EVERTEC, Inc.	179,849	6,623,839
NMI Holdings, Inc. Class A (a)	322,237	8,320,159
Payoneer Global, Inc. (a)	925,282	4,450,606
Radian Group, Inc.	1,227,246	31,024,779
Walker & Dunlop, Inc.	244,877	19,367,322
		69,786,705
FOOD PRODUCTS — 1.1%
B&G Foods, Inc.	570,246	7,937,824
Calavo Growers, Inc. (b)	136,271	3,954,585
Fresh Del Monte Produce, Inc.	242,638	6,238,223
Hain Celestial Group, Inc. (a)	706,382	8,836,839
John B Sanfilippo & Son, Inc.	27,608	3,237,590
Seneca Foods Corp. Class A (a)	41,862	1,368,050
TreeHouse Foods, Inc. (a)	212,116	10,686,404
		42,259,515
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	46,373	5,518,387
Northwest Natural Holding Co.	102,543	4,414,476
		9,932,863
GROUND TRANSPORTATION — 1.1%
ArcBest Corp.	189,189	18,691,873
Heartland Express, Inc.	128,861	2,114,609
RXO, Inc. (a)	923,392	20,933,297
		41,739,779
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
AngioDynamics, Inc. (a)	309,901	$ 3,232,267
Artivion, Inc. (a)	314,995	5,414,764
Avanos Medical, Inc. (a)	368,578	9,420,854
CONMED Corp. (b)	123,154	16,735,397
Embecta Corp. (b)	239,784	5,179,334
Glaukos Corp. (a)	125,683	8,949,887
Integer Holdings Corp. (a) (b)	262,767	23,283,784
LeMaitre Vascular, Inc.	47,773	3,214,168
NuVasive, Inc. (a)	414,236	17,228,075
OraSure Technologies, Inc. (a)	578,606	2,898,816
Orthofix Medical, Inc. (a)	274,184	4,951,763
Tandem Diabetes Care, Inc. (a)	204,140	5,009,596
Varex Imaging Corp. (a) (b)	319,062	7,520,291
		113,038,996
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Agiliti, Inc. (a) (b)	145,984	2,408,736
Apollo Medical Holdings, Inc. (a)	318,169	10,054,140
Community Health Systems, Inc. (a)	1,018,034	4,479,350
CorVel Corp. (a)	24,538	4,748,103
Enhabit, Inc. (a) (b)	385,440	4,432,560
Fulgent Genetics, Inc. (a) (b)	86,424	3,200,281
ModivCare, Inc. (a)	100,744	4,554,636
NeoGenomics, Inc. (a)	1,007,588	16,191,939
Owens & Minor, Inc. (a)	601,871	11,459,624
Pediatrix Medical Group, Inc. (a)	652,050	9,265,630
RadNet, Inc. (a)	451,472	14,727,017
Select Medical Holdings Corp.	823,289	26,229,988
U.S. Physical Therapy, Inc. (b)	44,306	5,378,305
		117,130,309
HEALTH CARE REITs — 0.4%
CareTrust REIT, Inc. (b)	298,558	5,929,362
Community Healthcare Trust, Inc. REIT	77,267	2,551,356
LTC Properties, Inc. REIT (b)	114,419	3,778,116
Universal Health Realty Income Trust REIT	35,147	1,672,294
		13,931,128
HEALTH CARE TECHNOLOGY — 0.6%
Certara, Inc. (a) (b)	349,888	6,371,460
Computer Programs & Systems, Inc. (a)	48,037	1,186,034
HealthStream, Inc.	68,919	1,692,651
Schrodinger, Inc. (a) (b)	237,233	11,842,671
Simulations Plus, Inc. (b)	41,189	1,784,719
		22,877,535
HOTEL & RESORT REITs — 1.9%
Chatham Lodging Trust REIT	385,805	3,611,135
DiamondRock Hospitality Co. REIT (b)	1,656,861	13,271,456
Pebblebrook Hotel Trust REIT (b)	972,301	13,553,876

See accompanying notes to financial statements.
120

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Service Properties Trust REIT (b)	1,306,588	$ 11,354,250
Summit Hotel Properties, Inc. REIT	828,610	5,394,251
Sunstone Hotel Investors, Inc. REIT	1,635,573	16,551,999
Xenia Hotels & Resorts, Inc. REIT	864,631	10,643,608
		74,380,575
HOTELS, RESTAURANTS & LEISURE — 2.5%
BJ's Restaurants, Inc. (a)	181,852	5,782,894
Bloomin' Brands, Inc. (b)	289,578	7,786,752
Brinker International, Inc. (a)	349,822	12,803,485
Cheesecake Factory, Inc. (b)	377,202	13,043,645
Chuy's Holdings, Inc. (a)	65,811	2,686,405
Cracker Barrel Old Country Store, Inc. (b)	174,966	16,303,332
Dave & Buster's Entertainment, Inc. (a)	139,145	6,200,301
Dine Brands Global, Inc.	49,515	2,873,356
El Pollo Loco Holdings, Inc.	150,773	1,322,279
Golden Entertainment, Inc. (a)	68,338	2,856,528
Sabre Corp. (a) (b)	1,586,608	5,061,280
Shake Shack, Inc. Class A (a)	138,962	10,800,127
Six Flags Entertainment Corp. (a)	333,638	8,667,915
		96,188,299
HOUSEHOLD DURABLES — 5.0%
Century Communities, Inc.	225,110	17,247,928
Installed Building Products, Inc.	62,504	8,760,560
iRobot Corp. (a) (b)	215,076	9,732,189
La-Z-Boy, Inc.	340,723	9,758,307
LGI Homes, Inc. (a) (b)	163,598	22,067,734
M/I Homes, Inc. (a)	219,811	19,165,321
MDC Holdings, Inc.	461,938	21,604,840
Meritage Homes Corp.	288,773	41,083,735
Sonos, Inc. (a) (b)	1,013,466	16,549,900
Tri Pointe Homes, Inc. (a)	785,109	25,798,682
		191,769,196
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a) (b)	39,619	1,536,029
Central Garden & Pet Co. Class A (a)	169,531	6,181,100
WD-40 Co. (b)	37,479	7,070,413
		14,787,542
INDUSTRIAL REITs — 0.6%
LXP Industrial Trust REIT	2,293,587	22,362,473
INSURANCE — 3.0%
Ambac Financial Group, Inc. (a)	349,104	4,971,241
American Equity Investment Life Holding Co.	239,303	12,470,079
AMERISAFE, Inc.	68,050	3,628,426
Assured Guaranty Ltd.	229,508	12,806,546
Security Description	Shares	Value
Employers Holdings, Inc.	100,731	$ 3,768,347
Genworth Financial, Inc. Class A (a)	3,774,662	18,873,310
HCI Group, Inc. (b)	54,529	3,368,802
Horace Mann Educators Corp.	322,587	9,567,930
James River Group Holdings Ltd.	297,055	5,424,224
Mercury General Corp. (b)	209,921	6,354,309
ProAssurance Corp.	426,665	6,438,375
Safety Insurance Group, Inc.	50,521	3,623,366
SiriusPoint Ltd. (a)	677,353	6,116,498
Stewart Information Services Corp. (b)	215,122	8,850,119
United Fire Group, Inc.	165,988	3,761,288
Universal Insurance Holdings, Inc. (b)	216,351	3,338,296
		113,361,156
INTERACTIVE MEDIA & SERVICES — 0.6%
Cargurus, Inc. (a)	352,834	7,984,633
QuinStreet, Inc. (a)	192,797	1,702,398
Shutterstock, Inc. (b)	96,634	4,703,177
Yelp, Inc. (a)	228,380	8,315,316
		22,705,524
IT SERVICES — 0.3%
Perficient, Inc. (a)	118,282	9,856,439
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc.	54,501	2,886,373
Vista Outdoor, Inc. (a) (b)	247,934	6,860,334
		9,746,707
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Cytek Biosciences, Inc. (a) (b)	339,544	2,899,706
Mesa Laboratories, Inc. (b)	15,128	1,943,948
		4,843,654
MACHINERY — 4.3%
3D Systems Corp. (a) (b)	1,035,789	10,285,385
Alamo Group, Inc.	22,052	4,055,583
Astec Industries, Inc.	179,438	8,153,663
Barnes Group, Inc.	399,667	16,861,951
CIRCOR International, Inc. (a)	161,006	9,088,789
Enerpac Tool Group Corp.	153,576	4,146,552
ESCO Technologies, Inc.	65,107	6,747,038
Greenbrier Cos., Inc. (b)	252,116	10,866,200
John Bean Technologies Corp.	249,761	30,296,009
Kennametal, Inc.	633,933	17,997,358
Proto Labs, Inc. (a)	206,920	7,233,923
SPX Technologies, Inc. (a)	136,523	11,600,359
Standex International Corp.	29,205	4,131,631
Tennant Co.	146,152	11,854,389
Trinity Industries, Inc.	262,790	6,756,331
Wabash National Corp. (b)	153,004	3,923,023
		163,998,184
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	225,080	2,689,706

See accompanying notes to financial statements.
121

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
DISH Network Corp. Class A (a) (b)	1,997,978	$ 13,166,675
EW Scripps Co. Class A (a) (b)	468,970	4,291,076
John Wiley & Sons, Inc. Class A	337,338	11,479,612
Scholastic Corp.	230,547	8,965,973
Thryv Holdings, Inc. (a)	239,874	5,900,900
		46,493,942
METALS & MINING — 2.7%
Arconic Corp. (a)	791,691	23,418,220
ATI, Inc. (a)	385,801	17,063,978
Carpenter Technology Corp.	383,385	21,519,400
Century Aluminum Co. (a) (b)	408,323	3,560,577
Compass Minerals International, Inc.	269,668	9,168,712
Haynes International, Inc. (b)	30,903	1,570,490
Materion Corp.	69,941	7,987,262
Olympic Steel, Inc.	75,618	3,705,282
SunCoke Energy, Inc.	645,668	5,081,407
TimkenSteel Corp. (a)	175,762	3,791,186
Warrior Met Coal, Inc.	180,650	7,036,318
		103,902,832
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,026,994	11,625,572
Arbor Realty Trust, Inc. REIT	1,426,799	21,145,161
Ellington Financial, Inc. REIT (b)	503,902	6,953,848
Franklin BSP Realty Trust, Inc. REIT (b)	649,780	9,200,885
Invesco Mortgage Capital, Inc. REIT (b)	170,769	1,958,720
KKR Real Estate Finance Trust, Inc. REIT (b)	458,338	5,577,974
New York Mortgage Trust, Inc. REIT (b)	720,140	7,143,789
PennyMac Mortgage Investment Trust REIT (b)	691,455	9,320,813
Ready Capital Corp. REIT (b)	1,274,529	14,376,687
Redwood Trust, Inc. REIT (b)	900,517	5,736,293
Two Harbors Investment Corp. REIT (b)	763,398	10,595,964
		103,635,706
MULTI-UTILITIES — 0.6%
Avista Corp. (b)	598,361	23,497,637
OFFICE REITs — 1.8%
Brandywine Realty Trust REIT	1,357,665	6,313,142
Douglas Emmett, Inc. REIT (b)	1,341,109	16,857,740
Easterly Government Properties, Inc. REIT (b)	727,863	10,554,014
Hudson Pacific Properties, Inc. REIT (b)	1,012,588	4,273,121
JBG SMITH Properties REIT (b)	765,715	11,516,354
Office Properties Income Trust REIT (b)	368,279	2,835,748
Orion Office REIT, Inc. (b)	447,485	2,957,876
Security Description	Shares	Value
SL Green Realty Corp. REIT (b)	508,367	$ 15,276,428
		70,584,423
OIL, GAS & CONSUMABLE FUELS — 1.8%
California Resources Corp. (b)	395,592	17,916,362
Callon Petroleum Co. (a) (b)	202,804	7,112,336
CVR Energy, Inc. (b)	99,221	2,972,661
Green Plains, Inc. (a) (b)	470,050	15,154,412
Par Pacific Holdings, Inc. (a)	443,489	11,801,242
Talos Energy, Inc. (a) (b)	392,318	5,441,451
World Kinect Corp. (b)	490,679	10,147,242
		70,545,706
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	135,828	4,254,133
Mercer International, Inc.	182,443	1,472,315
Sylvamo Corp.	105,508	4,267,799
		9,994,247
PASSENGER AIRLINES — 0.9%
Allegiant Travel Co. (a)	123,716	15,622,856
Hawaiian Holdings, Inc. (a) (b)	407,125	4,384,736
SkyWest, Inc. (a)	350,955	14,290,888
		34,298,480
PERSONAL CARE PRODUCTS — 0.7%
Edgewell Personal Care Co.	210,156	8,681,544
Nu Skin Enterprises, Inc. Class A (b)	394,083	13,083,556
USANA Health Sciences, Inc. (a)	86,287	5,439,532
		27,204,632
PHARMACEUTICALS — 0.4%
ANI Pharmaceuticals, Inc. (a)	50,535	2,720,299
Ligand Pharmaceuticals, Inc. (a)	59,751	4,308,047
Phibro Animal Health Corp. Class A	160,668	2,201,152
Prestige Consumer Healthcare, Inc. (a)	117,738	6,997,169
		16,226,667
PROFESSIONAL SERVICES — 0.9%
Forrester Research, Inc. (a)	89,497	2,603,468
Heidrick & Struggles International, Inc.	153,536	4,064,098
Kelly Services, Inc. Class A	258,733	4,556,288
Korn Ferry	215,197	10,660,859
Resources Connection, Inc.	244,778	3,845,462
TrueBlue, Inc. (a)	245,011	4,339,145
TTEC Holdings, Inc.	74,684	2,527,307
		32,596,627
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Anywhere Real Estate, Inc. (a)	850,620	5,682,142
Cushman & Wakefield PLC (a) (b)	1,291,123	10,561,386
eXp World Holdings, Inc. (b)	424,666	8,612,227

See accompanying notes to financial statements.
122

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Kennedy-Wilson Holdings, Inc. (b)	598,828	$ 9,778,861
RE/MAX Holdings, Inc. Class A	143,113	2,756,356
		37,390,972
RESIDENTIAL REITs — 0.7%
Centerspace REIT	118,110	7,247,230
Elme Communities REIT	692,765	11,389,057
NexPoint Residential Trust, Inc. REIT	84,722	3,853,156
Veris Residential, Inc. REIT (a)	269,810	4,330,450
		26,819,893
RETAIL REITs — 3.0%
Acadia Realty Trust REIT	751,943	10,820,460
Getty Realty Corp. REIT	124,352	4,205,585
Macerich Co. REIT	1,698,672	19,144,033
Phillips Edison & Co., Inc. REIT (b)	527,994	17,994,035
Retail Opportunity Investments Corp. REIT	995,309	13,446,625
RPT Realty REIT	671,461	7,016,767
Saul Centers, Inc. REIT	43,899	1,616,800
SITE Centers Corp. REIT	1,437,762	19,007,214
Tanger Factory Outlet Centers, Inc. REIT	373,806	8,249,898
Urban Edge Properties REIT (b)	454,923	7,019,462
Urstadt Biddle Properties, Inc. Class A REIT	98,410	2,092,197
Whitestone REIT	366,896	3,558,891
		114,171,967
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
CEVA, Inc. (a)	72,127	1,842,845
Cohu, Inc. (a)	124,504	5,174,386
FormFactor, Inc. (a)	609,217	20,847,406
Ichor Holdings Ltd. (a) (b)	229,475	8,605,313
Semtech Corp. (a)	505,125	12,860,483
SiTime Corp. (a) (b)	59,759	7,049,769
SMART Global Holdings, Inc. (a) (b)	387,549	11,242,796
Ultra Clean Holdings, Inc. (a)	158,876	6,110,371
		73,733,369
SOFTWARE — 1.2%
8x8, Inc. (a) (b)	482,065	2,039,135
Adeia, Inc.	839,840	9,246,638
Cerence, Inc. (a) (b)	318,386	9,306,423
Consensus Cloud Solutions, Inc. (a)	44,270	1,372,370
Digital Turbine, Inc. (a) (b)	256,671	2,381,907
Ebix, Inc.	185,452	4,673,390
LiveRamp Holdings, Inc. (a)	229,980	6,568,229
N-able, Inc. (a)	162,000	2,334,420
OneSpan, Inc. (a) (b)	143,233	2,125,578
Xperi, Inc. (a) (b)	335,752	4,415,139
		44,463,229
Security Description	Shares	Value
SPECIALIZED REITs — 0.9%
Four Corners Property Trust, Inc. REIT	225,469	$ 5,726,913
Outfront Media, Inc. REIT	1,159,660	18,229,855
Safehold, Inc. REIT (b)	318,181	7,550,435
Uniti Group, Inc. REIT	1,008,279	4,658,249
		36,165,452
SPECIALTY RETAIL — 7.0%
Aaron's Co., Inc.	244,077	3,451,249
Abercrombie & Fitch Co. Class A (a)	395,267	14,893,660
Academy Sports & Outdoors, Inc. (b)	322,726	17,443,340
American Eagle Outfitters, Inc. (b)	1,436,177	16,946,889
America's Car-Mart, Inc. (a) (b)	45,790	4,568,926
Asbury Automotive Group, Inc. (a)	93,544	22,489,848
Boot Barn Holdings, Inc. (a)	91,884	7,781,656
Buckle, Inc.	72,861	2,520,991
Caleres, Inc. (b)	281,463	6,735,410
Chico's FAS, Inc. (a)	974,843	5,215,410
Designer Brands, Inc. Class A (b)	405,115	4,091,661
Group 1 Automotive, Inc.	111,732	28,838,029
Guess?, Inc. (b)	236,367	4,597,338
Haverty Furniture Cos., Inc. (b)	47,558	1,437,203
Hibbett, Inc. (b)	47,306	1,716,735
Leslie's, Inc. (a) (b)	398,763	3,744,385
MarineMax, Inc. (a) (b)	172,620	5,896,699
Monro, Inc. (b)	247,911	10,072,624
National Vision Holdings, Inc. (a)	258,999	6,291,086
ODP Corp. (a)	268,269	12,560,355
Sally Beauty Holdings, Inc. (a)	849,425	10,490,399
Shoe Carnival, Inc. (b)	135,463	3,180,671
Signet Jewelers Ltd. (b)	356,343	23,254,944
Sleep Number Corp. (a) (b)	169,648	4,627,997
Sonic Automotive, Inc. Class A	125,606	5,987,638
Upbound Group, Inc. (b)	397,578	12,376,603
Urban Outfitters, Inc. (a)	475,290	15,746,358
Victoria's Secret & Co. (a) (b)	618,539	10,781,135
		267,739,239
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Avid Technology, Inc. (a)	108,008	2,754,204
Corsair Gaming, Inc. (a)	135,064	2,396,035
		5,150,239
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
G-III Apparel Group Ltd. (a) (b)	324,079	6,245,002
Hanesbrands, Inc. (b)	2,760,385	12,532,148
Kontoor Brands, Inc. (b)	394,177	16,594,852
Movado Group, Inc.	118,909	3,190,328
Oxford Industries, Inc. (b)	33,911	3,337,521
Steven Madden Ltd. (b)	564,287	18,446,542

See accompanying notes to financial statements.
123

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Wolverine World Wide, Inc. (b)	627,304	$ 9,215,096
		69,561,489
TOBACCO — 0.4%
Universal Corp. (b)	193,886	9,682,667
Vector Group Ltd.	586,366	7,511,348
		17,194,015
TRADING COMPANIES & DISTRIBUTORS — 1.3%
DXP Enterprises, Inc. (a)	115,162	4,193,049
GMS, Inc. (a)	326,180	22,571,656
NOW, Inc. (a)	844,776	8,751,879
Veritiv Corp.	106,966	13,435,999
		48,952,583
WATER UTILITIES — 0.5%
American States Water Co.	90,511	7,874,457
California Water Service Group	165,428	8,541,048
Middlesex Water Co.	50,225	4,051,148
		20,466,653
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a) (b)	181,306	3,084,015
Shenandoah Telecommunications Co. (b)	396,811	7,710,038
Telephone & Data Systems, Inc.	780,448	6,423,087
		17,217,140
TOTAL COMMON STOCKS (Cost $3,885,098,443)		3,815,342,963
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries Ltd. (expiring 06/11/26) (a) (b)	17,916	206,034
TOTAL WARRANTS (Cost $0)		206,034
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	3,477,999	$ 3,478,695
State Street Navigator Securities Lending Portfolio II (f) (g)	362,515,235	362,515,235
TOTAL SHORT-TERM INVESTMENTS (Cost $365,993,930)		365,993,930
TOTAL INVESTMENTS — 109.3% (Cost $4,251,092,373)		4,181,542,927
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(357,100,528)
NET ASSETS — 100.0%		$ 3,824,442,399
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,815,342,963	$—	$—	$3,815,342,963
Warrants	206,034	—	—	206,034
Short-Term Investments	365,993,930	—	—	365,993,930
TOTAL INVESTMENTS	$4,181,542,927	$—	$—	$4,181,542,927
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,706,133	$ 7,705,363	$ 231,868,316	$ 236,096,227	$1,216	$27	3,477,999	$ 3,478,695	$ 225,218
State Street Navigator Securities Lending Portfolio II	153,457,896	153,457,896	1,574,959,361	1,365,902,022	—	—	362,515,235	362,515,235	989,765
Total		$161,163,259	$1,806,827,677	$1,601,998,249	$1,216	$27		$365,993,930	$1,214,983
See accompanying notes to financial statements.
125

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	155	$ 8,953
Aerojet Rocketdyne Holdings, Inc. (a)	317	17,394
AeroVironment, Inc. (a)	76	7,773
Axon Enterprise, Inc. (a)	276	53,853
Boeing Co. (a)	2,234	471,731
Curtiss-Wright Corp.	136	24,978
General Dynamics Corp.	344	74,012
Hexcel Corp.	298	22,654
Howmet Aerospace, Inc.	1,312	65,023
Huntington Ingalls Industries, Inc.	60	13,656
Kaman Corp.	3	73
L3Harris Technologies, Inc.	97	18,990
Lockheed Martin Corp.	671	308,915
Mercury Systems, Inc. (a)	53	1,833
Moog, Inc. Class A	85	9,216
Northrop Grumman Corp.	366	166,823
Raytheon Technologies Corp.	3,729	365,293
Textron, Inc.	361	24,414
TransDigm Group, Inc.	185	165,421
Triumph Group, Inc. (a)	7	87
Woodward, Inc.	43	5,113
		1,826,205
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	155	14,624
Expeditors International of Washington, Inc.	502	60,807
FedEx Corp.	779	193,114
Forward Air Corp.	95	10,081
GXO Logistics, Inc. (a)	72	4,523
Hub Group, Inc. Class A (a)	100	8,032
United Parcel Service, Inc. Class B	2,155	386,284
		677,465
AUTOMOBILE COMPONENTS — 0.3%
Adient PLC (a)	320	12,262
American Axle & Manufacturing Holdings, Inc. (a)	60	496
Aptiv PLC (a)	689	70,340
Autoliv, Inc.	293	24,917
BorgWarner, Inc.	883	43,188
Dana, Inc.	15	255
Dorman Products, Inc. (a)	49	3,863
Fox Factory Holding Corp. (a)	168	18,230
Gentex Corp.	419	12,260
Gentherm, Inc. (a)	45	2,543
Goodyear Tire & Rubber Co. (a)	87	1,190
LCI Industries	86	10,867
Lear Corp.	175	25,121
Patrick Industries, Inc.	26	2,080
Standard Motor Products, Inc.	33	1,238
Visteon Corp. (a)	110	15,797
Security Description	Shares	Value
XPEL, Inc. (a)	54	$ 4,548
		249,195
AUTOMOBILES — 0.3%
Ford Motor Co.	5,184	78,434
General Motors Co.	2,129	82,094
Harley-Davidson, Inc.	340	11,971
Tesla, Inc. (a)	272	71,202
Thor Industries, Inc.	136	14,076
Winnebago Industries, Inc.	38	2,534
		260,311
BANKS — 3.3%
Ameris Bancorp	121	4,139
Associated Banc-Corp.	169	2,743
Atlantic Union Bankshares Corp.	206	5,346
Axos Financial, Inc. (a)	72	2,840
Banc of California, Inc.	63	729
BancFirst Corp.	34	3,128
Bancorp, Inc. (a)	155	5,061
Bank of America Corp.	2,133	61,196
Bank of Hawaii Corp. (b)	4	165
Bank of New York Mellon Corp.	2,171	96,653
Bank OZK	100	4,016
BankUnited, Inc.	7	151
Banner Corp.	65	2,838
Berkshire Hills Bancorp, Inc.	199	4,125
Brookline Bancorp, Inc.	209	1,827
Cadence Bank	93	1,826
Capitol Federal Financial, Inc.	45	278
Cathay General Bancorp	52	1,674
Central Pacific Financial Corp.	91	1,430
Citigroup, Inc.	2,958	136,186
Citizens Financial Group, Inc.	150	3,912
City Holding Co.	56	5,039
Columbia Banking System, Inc.	63	1,278
Comerica, Inc.	13	551
Commerce Bancshares, Inc.	104	5,065
Community Bank System, Inc.	28	1,313
Cullen/Frost Bankers, Inc.	19	2,043
Customers Bancorp, Inc. (a)	10	303
CVB Financial Corp.	13	173
Dime Community Bancshares, Inc.	84	1,481
Eagle Bancorp, Inc.	48	1,016
East West Bancorp, Inc.	43	2,270
FB Financial Corp.	62	1,739
Fifth Third Bancorp	70	1,835
First BanCorp (c)	93	1,136
First BanCorp (c)	83	2,469
First Commonwealth Financial Corp.	249	3,150
First Financial Bancorp	271	5,539
First Financial Bankshares, Inc.	97	2,763
First Hawaiian, Inc.	118	2,125
First Horizon Corp.	165	1,860
FNB Corp.	698	7,985
Fulton Financial Corp.	222	2,646

See accompanying notes to financial statements.
126

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Glacier Bancorp, Inc.	125	$ 3,896
Goldman Sachs Group, Inc.	915	295,124
Hancock Whitney Corp.	27	1,036
Hanmi Financial Corp.	122	1,821
Heritage Financial Corp.	151	2,442
Hilltop Holdings, Inc.	153	4,813
Home BancShares, Inc.	366	8,345
Hope Bancorp, Inc.	236	1,987
Huntington Bancshares, Inc.	1,029	11,093
Independent Bank Corp.	24	1,068
Independent Bank Group, Inc.	3	104
International Bancshares Corp.	165	7,293
JPMorgan Chase & Co.	8,656	1,258,929
KeyCorp	95	878
Lakeland Financial Corp.	12	582
M&T Bank Corp.	16	1,980
Morgan Stanley	3,858	329,473
National Bank Holdings Corp. Class A	71	2,062
NBT Bancorp, Inc.	65	2,070
New York Community Bancorp, Inc.	1,456	16,365
Northern Trust Corp.	148	10,973
Northfield Bancorp, Inc.	97	1,065
Northwest Bancshares, Inc.	385	4,081
OFG Bancorp	171	4,460
Old National Bancorp	447	6,231
Pacific Premier Bancorp, Inc.	149	3,081
PacWest Bancorp	13	106
Park National Corp. (b)	56	5,730
Pathward Financial, Inc.	9	417
Pinnacle Financial Partners, Inc.	7	397
PNC Financial Services Group, Inc.	123	15,492
Preferred Bank	30	1,650
Prosperity Bancshares, Inc.	121	6,834
Provident Financial Services, Inc.	152	2,484
Regions Financial Corp.	1,045	18,622
Renasant Corp.	110	2,874
S&T Bancorp, Inc.	84	2,284
Seacoast Banking Corp. of Florida	8	177
ServisFirst Bancshares, Inc. (b)	5	205
Simmons First National Corp. Class A	153	2,639
Southside Bancshares, Inc.	101	2,642
SouthState Corp.	85	5,593
State Street Corp. (d)	1,116	81,669
Stellar Bancorp, Inc.	125	2,861
Synovus Financial Corp.	44	1,331
Texas Capital Bancshares, Inc. (a)	63	3,244
Tompkins Financial Corp.	19	1,058
Triumph Financial, Inc. (a)	37	2,247
Truist Financial Corp.	135	4,097
TrustCo Bank Corp. NY	34	973
Trustmark Corp.	55	1,162
U.S. Bancorp	425	14,042
UMB Financial Corp.	4	244
United Bankshares, Inc.	423	12,550
Security Description	Shares	Value
United Community Banks, Inc.	151	$ 3,773
Valley National Bancorp	129	1,000
Veritex Holdings, Inc.	95	1,703
Washington Federal, Inc.	148	3,925
Webster Financial Corp.	53	2,001
Wells Fargo & Co.	2,717	115,962
Westamerica BanCorp	8	306
Wintrust Financial Corp.	32	2,324
WSFS Financial Corp.	156	5,884
Zions Bancorp NA	101	2,713
		2,708,509
BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a)	5	1,542
Brown-Forman Corp. Class B	241	16,094
Celsius Holdings, Inc. (a) (b)	177	26,406
Coca-Cola Co.	5,946	358,068
Coca-Cola Consolidated, Inc.	16	10,176
Constellation Brands, Inc. Class A	182	44,796
Keurig Dr Pepper, Inc.	1,125	35,179
MGP Ingredients, Inc. (b)	68	7,227
Molson Coors Beverage Co. Class B	286	18,830
Monster Beverage Corp. (a)	2,700	155,088
National Beverage Corp. (a)	82	3,965
PepsiCo, Inc.	3,786	701,243
		1,378,614
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	5,221	703,425
Amgen, Inc.	1,359	301,725
Anika Therapeutics, Inc. (a)	5	130
Arcus Biosciences, Inc. (a)	116	2,356
Arrowhead Pharmaceuticals, Inc. (a)	11	392
Avid Bioservices, Inc. (a)	58	810
Biogen, Inc. (a)	541	154,104
Catalyst Pharmaceuticals, Inc. (a)	387	5,201
Coherus Biosciences, Inc. (a) (b)	7	30
Cytokinetics, Inc. (a)	66	2,153
Dynavax Technologies Corp. (a)	351	4,535
Emergent BioSolutions, Inc. (a)	5	37
Enanta Pharmaceuticals, Inc. (a)	38	813
Exelixis, Inc. (a)	166	3,172
Gilead Sciences, Inc.	4,983	384,040
Halozyme Therapeutics, Inc. (a)	179	6,457
Incyte Corp. (a)	244	15,189
Ironwood Pharmaceuticals, Inc. (a)	333	3,543
Moderna, Inc. (a)	1,029	125,023
Myriad Genetics, Inc. (a)	257	5,957
Neurocrine Biosciences, Inc. (a)	305	28,762
Regeneron Pharmaceuticals, Inc. (a)	384	275,919
REGENXBIO, Inc. (a)	4	80
uniQure NV (a)	158	1,811
United Therapeutics Corp. (a)	168	37,086
Vanda Pharmaceuticals, Inc. (a)	41	270

See accompanying notes to financial statements.
127

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Vericel Corp. (a)	15	$ 564
Vertex Pharmaceuticals, Inc. (a)	811	285,399
Vir Biotechnology, Inc. (a)	239	5,863
Xencor, Inc. (a)	129	3,221
		2,358,067
BROADLINE RETAIL — 0.8%
Amazon.com, Inc. (a)	4,539	591,704
eBay, Inc.	284	12,692
Etsy, Inc. (a)	422	35,706
Kohl's Corp.	40	922
Macy's, Inc.	28	449
Nordstrom, Inc.	11	225
Ollie's Bargain Outlet Holdings, Inc. (a)	194	11,238
		652,936
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	427	31,077
AAON, Inc.	153	14,506
Allegion PLC	117	14,042
American Woodmark Corp. (a)	2	153
Apogee Enterprises, Inc.	70	3,323
AZZ, Inc.	28	1,217
Builders FirstSource, Inc. (a)	504	68,544
Carlisle Cos., Inc.	37	9,492
Carrier Global Corp.	2,972	147,738
Fortune Brands Innovations, Inc.	195	14,030
Gibraltar Industries, Inc. (a)	109	6,858
Griffon Corp.	199	8,020
Insteel Industries, Inc.	27	840
Johnson Controls International PLC	1,330	90,626
Lennox International, Inc.	108	35,216
Masco Corp.	299	17,157
Masterbrand, Inc. (a)	14	163
Owens Corning	257	33,538
PGT Innovations, Inc. (a)	223	6,500
Quanex Building Products Corp.	50	1,342
Resideo Technologies, Inc. (a)	45	795
Simpson Manufacturing Co., Inc.	84	11,634
Trane Technologies PLC	863	165,057
Trex Co., Inc. (a)	12	787
UFP Industries, Inc.	132	12,811
		695,466
CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.	125	18,736
Ameriprise Financial, Inc.	354	117,585
Avantax, Inc. (a)	214	4,789
B Riley Financial, Inc.	65	2,989
BlackRock, Inc.	411	284,058
Brightsphere Investment Group, Inc.	145	3,038
Cboe Global Markets, Inc.	379	52,306
Charles Schwab Corp.	465	26,356
CME Group, Inc.	329	60,960
Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	119	$ 5,418
Evercore, Inc. Class A	105	12,977
FactSet Research Systems, Inc.	75	30,049
Federated Hermes, Inc.	284	10,181
Franklin Resources, Inc.	900	24,039
Interactive Brokers Group, Inc. Class A	389	32,314
Intercontinental Exchange, Inc.	511	57,784
Invesco Ltd.	509	8,556
Janus Henderson Group PLC	149	4,060
Jefferies Financial Group, Inc.	453	15,026
MarketAxess Holdings, Inc.	149	38,952
Moody's Corp.	240	83,453
MSCI, Inc.	302	141,725
Nasdaq, Inc.	862	42,971
Piper Sandler Cos.,	49	6,334
Raymond James Financial, Inc.	297	30,820
S&P Global, Inc.	302	121,069
SEI Investments Co.	196	11,685
Stifel Financial Corp.	180	10,741
StoneX Group, Inc. (a)	72	5,982
T Rowe Price Group, Inc.	298	33,382
Virtus Investment Partners, Inc.	4	790
WisdomTree, Inc.	40	274
		1,299,399
CHEMICALS — 1.9%
AdvanSix, Inc.	25	875
Air Products & Chemicals, Inc.	792	237,228
Albemarle Corp.	369	82,320
American Vanguard Corp.	39	697
Ashland, Inc.	77	6,692
Avient Corp.	104	4,254
Axalta Coating Systems Ltd. (a)	742	24,345
Balchem Corp.	57	7,684
Cabot Corp.	207	13,846
Celanese Corp.	31	3,590
CF Industries Holdings, Inc.	19	1,319
Chemours Co.	167	6,161
Corteva, Inc.	1,814	103,942
Dow, Inc.	359	19,120
DuPont de Nemours, Inc.	1,352	96,587
Eastman Chemical Co.	60	5,023
Ecolab, Inc.	378	70,569
FMC Corp.	141	14,712
Hawkins, Inc.	72	3,434
HB Fuller Co.	129	9,225
Ingevity Corp. (a)	110	6,398
Innospec, Inc.	82	8,236
International Flavors & Fragrances, Inc.	78	6,208
Koppers Holdings, Inc.	3	102
Linde PLC	1,555	592,579
Livent Corp. (a) (b)	294	8,064
LyondellBasell Industries NV Class A	389	35,722

See accompanying notes to financial statements.
128

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Mativ Holdings, Inc.	25	$ 378
Minerals Technologies, Inc.	4	231
Mosaic Co.	35	1,225
NewMarket Corp.	17	6,836
Olin Corp.	188	9,661
PPG Industries, Inc.	598	88,683
Quaker Chemical Corp. (b)	48	9,355
RPM International, Inc.	328	29,432
Scotts Miracle-Gro Co. (b)	12	752
Sensient Technologies Corp.	39	2,774
Sherwin-Williams Co.	73	19,383
Stepan Co.	45	4,300
Trinseo PLC	44	558
Westlake Corp.	39	4,659
		1,547,159
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	75	3,199
Brady Corp. Class A	101	4,805
Brink's Co.	146	9,903
Cintas Corp.	289	143,656
Clean Harbors, Inc. (a)	189	31,077
Copart, Inc. (a)	1,615	147,304
CoreCivic, Inc. REIT (a)	11	103
Deluxe Corp.	13	227
Enviri Corp. (a)	25	247
GEO Group, Inc. (a)	376	2,692
Healthcare Services Group, Inc.	88	1,314
HNI Corp.	12	338
Interface, Inc.	59	519
Liquidity Services, Inc. (a)	26	429
Matthews International Corp. Class A	44	1,875
MillerKnoll, Inc.	20	296
MSA Safety, Inc.	110	19,136
OPENLANE, Inc. (a)	314	4,779
Pitney Bowes, Inc.	17	60
Republic Services, Inc.	356	54,528
Rollins, Inc.	730	31,266
Stericycle, Inc. (a)	47	2,183
Tetra Tech, Inc.	135	22,105
UniFirst Corp.	33	5,115
Viad Corp. (a)	28	753
Waste Management, Inc.	642	111,336
		599,245
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN Holdings, Inc.	285	3,001
Arista Networks, Inc. (a)	983	159,305
Calix, Inc. (a)	185	9,233
Ciena Corp. (a)	236	10,028
Cisco Systems, Inc.	11,295	584,403
Clearfield, Inc. (a) (b)	47	2,226
Digi International, Inc. (a)	160	6,302
Extreme Networks, Inc. (a)	529	13,781
F5, Inc. (a)	43	6,289
Harmonic, Inc. (a)	475	7,681
Security Description	Shares	Value
Juniper Networks, Inc.	956	$ 29,952
Lumentum Holdings, Inc. (a) (b)	8	454
Motorola Solutions, Inc.	630	184,766
NetScout Systems, Inc. (a)	76	2,352
Viasat, Inc. (a)	19	784
Viavi Solutions, Inc. (a)	92	1,042
		1,021,599
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	466	39,466
Arcosa, Inc.	178	13,487
Comfort Systems USA, Inc.	142	23,316
Dycom Industries, Inc. (a)	110	12,501
EMCOR Group, Inc.	190	35,108
Fluor Corp. (a)	603	17,849
Granite Construction, Inc.	92	3,660
MasTec, Inc. (a)	223	26,307
MDU Resources Group, Inc.	724	15,161
MYR Group, Inc. (a)	44	6,087
Quanta Services, Inc.	567	111,387
Valmont Industries, Inc.	77	22,411
		326,740
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	122	22,743
Knife River Corp. (a)	181	7,874
Martin Marietta Materials, Inc.	107	49,401
Vulcan Materials Co.	230	51,851
		131,869
CONSUMER FINANCE — 0.2%
American Express Co.	789	137,444
Bread Financial Holdings, Inc.	5	157
Capital One Financial Corp.	122	13,343
Discover Financial Services	190	22,202
Encore Capital Group, Inc. (a)	11	535
Enova International, Inc. (a)	60	3,187
FirstCash Holdings, Inc.	150	14,000
Green Dot Corp. Class A (a)	6	112
Navient Corp.	239	4,441
PRA Group, Inc. (a)	31	708
PROG Holdings, Inc. (a)	12	385
SLM Corp.	25	408
Synchrony Financial	134	4,545
		201,467
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Andersons, Inc.	64	2,954
BJ's Wholesale Club Holdings, Inc. (a)	452	28,481
Casey's General Stores, Inc.	102	24,876
Chefs' Warehouse, Inc. (a)	96	3,433
Costco Wholesale Corp.	497	267,575
Dollar General Corp.	160	27,165
Dollar Tree, Inc. (a)	148	21,238
Grocery Outlet Holding Corp. (a)	45	1,377
Kroger Co.	729	34,263
Performance Food Group Co. (a)	556	33,493

See accompanying notes to financial statements.
129

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
PriceSmart, Inc.	20	$ 1,481
SpartanNash Co.	102	2,296
Sprouts Farmers Market, Inc. (a) (b)	413	15,169
Sysco Corp.	464	34,429
Target Corp.	47	6,199
U.S. Foods Holding Corp. (a)	313	13,772
United Natural Foods, Inc. (a)	104	2,033
Walgreens Boots Alliance, Inc.	364	10,370
Walmart, Inc.	2,142	336,680
		867,284
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	2,270	22,655
AptarGroup, Inc.	123	14,251
Avery Dennison Corp.	140	24,052
Ball Corp.	33	1,921
Greif, Inc. Class A	64	4,409
International Paper Co.	108	3,435
Myers Industries, Inc.	191	3,711
O-I Glass, Inc. (a)	621	13,246
Packaging Corp. of America	65	8,590
Sealed Air Corp.	14	560
Silgan Holdings, Inc.	273	12,801
Sonoco Products Co.	169	9,974
Westrock Co.	27	785
		120,390
DISTRIBUTORS — 0.2%
Genuine Parts Co.	549	92,907
LKQ Corp.	853	49,704
Pool Corp.	12	4,496
		147,107
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	122	4,189
Graham Holdings Co. Class B	10	5,715
Grand Canyon Education, Inc. (a)	94	9,702
H&R Block, Inc.	625	19,919
Perdoceo Education Corp. (a)	85	1,043
Service Corp. International	392	25,319
Strategic Education, Inc.	61	4,138
Stride, Inc. (a)	62	2,308
		72,333
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	84	1,561
American Assets Trust, Inc. REIT	138	2,649
Armada Hoffler Properties, Inc. REIT	54	631
Essential Properties Realty Trust, Inc. REIT	322	7,580
Global Net Lease, Inc. REIT	117	1,203
		13,624
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	18,148	289,461
ATN International, Inc.	2	73
Security Description	Shares	Value
Cogent Communications Holdings, Inc.	119	$ 8,008
Consolidated Communications Holdings, Inc. (a)	87	333
Frontier Communications Parent, Inc. (a)	114	2,125
Iridium Communications, Inc.	529	32,861
Lumen Technologies, Inc.	700	1,582
Verizon Communications, Inc.	2,994	111,347
		445,790
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	179	10,377
Alliant Energy Corp.	281	14,747
American Electric Power Co., Inc.	680	57,256
Constellation Energy Corp.	1,231	112,698
Duke Energy Corp.	706	63,356
Edison International	1,049	72,853
Entergy Corp.	228	22,200
Evergy, Inc.	258	15,072
Eversource Energy	319	22,624
Exelon Corp.	910	37,073
FirstEnergy Corp.	719	27,955
Hawaiian Electric Industries, Inc.	144	5,213
IDACORP, Inc.	147	15,082
NextEra Energy, Inc.	5,987	444,235
NRG Energy, Inc.	372	13,909
OGE Energy Corp.	347	12,461
Otter Tail Corp. (b)	148	11,686
PG&E Corp. (a)	5,738	99,153
Pinnacle West Capital Corp.	391	31,851
PNM Resources, Inc.	250	11,275
Portland General Electric Co.	260	12,176
PPL Corp.	1,274	33,710
Southern Co.	1,663	116,826
Xcel Energy, Inc.	724	45,011
		1,308,799
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	70	11,416
AMETEK, Inc.	771	124,809
Eaton Corp. PLC	1,337	268,871
Emerson Electric Co.	872	78,820
Encore Wire Corp.	80	14,874
EnerSys	153	16,604
Generac Holdings, Inc. (a)	6	895
Hubbell, Inc.	191	63,328
nVent Electric PLC	593	30,640
Regal Rexnord Corp.	195	30,010
Rockwell Automation, Inc.	386	127,168
SunPower Corp. (a) (b)	44	431
Sunrun, Inc. (a)	480	8,573
Vicor Corp. (a)	7	378
		776,817

See accompanying notes to financial statements.
130

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Advanced Energy Industries, Inc.	133	$ 14,823
Amphenol Corp. Class A	1,877	159,451
Arrow Electronics, Inc. (a)	148	21,198
Avnet, Inc.	217	10,948
Badger Meter, Inc.	117	17,265
Belden, Inc.	178	17,026
Benchmark Electronics, Inc.	50	1,291
CDW Corp.	483	88,630
Cognex Corp.	17	952
Corning, Inc.	1,473	51,614
CTS Corp.	100	4,263
ePlus, Inc. (a)	13	732
Fabrinet (a)	120	15,586
Insight Enterprises, Inc. (a)	108	15,805
IPG Photonics Corp. (a)	122	16,570
Itron, Inc. (a)	151	10,887
Jabil, Inc.	530	57,203
Keysight Technologies, Inc. (a)	564	94,442
Knowles Corp. (a)	82	1,481
Littelfuse, Inc.	83	24,179
Methode Electronics, Inc.	97	3,251
National Instruments Corp.	519	29,791
Novanta, Inc. (a)	128	23,565
OSI Systems, Inc. (a)	56	6,598
Plexus Corp. (a)	96	9,431
Rogers Corp. (a)	2	324
Sanmina Corp. (a)	190	11,451
ScanSource, Inc. (a)	92	2,720
TD SYNNEX Corp.	82	7,708
TE Connectivity Ltd.	806	112,969
Teledyne Technologies, Inc. (a)	91	37,411
Trimble, Inc. (a)	130	6,882
TTM Technologies, Inc. (a)	76	1,056
Vishay Intertechnology, Inc.	394	11,584
Vontier Corp.	435	14,011
Zebra Technologies Corp. Class A (a)	16	4,733
		907,831
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	502	5,146
Baker Hughes Co.	1,332	42,105
Bristow Group, Inc. (a)	7	201
ChampionX Corp.	792	24,584
Core Laboratories, Inc.	5	116
Dril-Quip, Inc. (a)	4	93
Halliburton Co.	644	21,246
Helix Energy Solutions Group, Inc. (a)	362	2,672
Helmerich & Payne, Inc.	32	1,134
Nabors Industries Ltd. (a)	3	279
NOV, Inc.	760	12,190
Oceaneering International, Inc. (a)	221	4,133
Oil States International, Inc. (a)	6	45
Patterson-UTI Energy, Inc.	21	251
Security Description	Shares	Value
ProPetro Holding Corp. (a)	364	$ 2,999
RPC, Inc.	8	57
Schlumberger NV	5,062	248,645
U.S. Silica Holdings, Inc. (a)	7	85
Valaris Ltd. (a)	215	13,530
		379,511
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc. (a)	2,248	189,506
Cinemark Holdings, Inc. (a) (b)	269	4,439
Electronic Arts, Inc.	451	58,495
Live Nation Entertainment, Inc. (a)	46	4,191
Marcus Corp. (b)	27	400
Netflix, Inc. (a)	1,768	778,786
Take-Two Interactive Software, Inc. (a)	241	35,466
Walt Disney Co. (a)	1,302	116,243
Warner Bros Discovery, Inc. (a)	1,125	14,107
World Wrestling Entertainment, Inc. Class A	161	17,464
		1,219,097
FINANCIAL SERVICES — 3.3%
Berkshire Hathaway, Inc. Class B (a)	2,367	807,147
Essent Group Ltd.	184	8,611
Euronet Worldwide, Inc. (a)	38	4,460
EVERTEC, Inc.	81	2,983
Fidelity National Information Services, Inc.	60	3,282
Fiserv, Inc. (a)	1,949	245,866
FleetCor Technologies, Inc. (a)	38	9,541
Global Payments, Inc.	81	7,980
Jack Henry & Associates, Inc.	21	3,514
Mastercard, Inc. Class A	1,461	574,611
MGIC Investment Corp.	653	10,311
Mr Cooper Group, Inc. (a)	63	3,190
NMI Holdings, Inc. Class A (a)	214	5,526
Payoneer Global, Inc. (a)	553	2,660
PayPal Holdings, Inc. (a)	576	38,437
Radian Group, Inc.	433	10,946
Visa, Inc. Class A	4,136	982,217
Voya Financial, Inc.	307	22,015
Walker & Dunlop, Inc.	19	1,503
Western Union Co.	38	446
WEX, Inc. (a)	121	22,031
		2,767,277
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	501	37,856
B&G Foods, Inc.	153	2,130
Bunge Ltd.	77	7,265
Calavo Growers, Inc.	6	174
Cal-Maine Foods, Inc.	135	6,075
Campbell Soup Co.	674	30,809
Conagra Brands, Inc.	1,310	44,173
Darling Ingredients, Inc. (a)	49	3,126

See accompanying notes to financial statements.
131

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Flowers Foods, Inc.	489	$ 12,166
Fresh Del Monte Produce, Inc.	31	797
General Mills, Inc.	2,102	161,223
Hain Celestial Group, Inc. (a)	29	363
Hershey Co.	463	115,611
Hormel Foods Corp.	89	3,580
Hostess Brands, Inc. (a)	368	9,318
Ingredion, Inc.	218	23,097
J & J Snack Foods Corp.	39	6,176
J M Smucker Co.	378	55,819
John B Sanfilippo & Son, Inc.	10	1,173
Kellogg Co.	443	29,858
Kraft Heinz Co.	1,053	37,382
Lamb Weston Holdings, Inc.	588	67,591
Lancaster Colony Corp.	78	15,685
McCormick & Co., Inc.	128	11,165
Mondelez International, Inc. Class A	4,026	293,656
Pilgrim's Pride Corp. (a)	138	2,966
Post Holdings, Inc. (a)	197	17,070
Seneca Foods Corp. Class A (a)	15	490
Simply Good Foods Co. (a)	111	4,061
Tootsie Roll Industries, Inc.	70	2,479
TreeHouse Foods, Inc. (a)	196	9,874
Tyson Foods, Inc. Class A	30	1,531
		1,014,739
GAS UTILITIES — 0.1%
Atmos Energy Corp.	249	28,969
Chesapeake Utilities Corp.	50	5,950
National Fuel Gas Co.	47	2,414
New Jersey Resources Corp.	334	15,765
Northwest Natural Holding Co.	107	4,606
ONE Gas, Inc.	72	5,530
Southwest Gas Holdings, Inc.	6	382
Spire, Inc.	91	5,773
UGI Corp.	359	9,682
		79,071
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	49	4,841
Avis Budget Group, Inc. (a)	2	457
CSX Corp.	1,498	51,082
Heartland Express, Inc.	27	443
JB Hunt Transport Services, Inc.	177	32,042
Knight-Swift Transportation Holdings, Inc.	540	30,002
Landstar System, Inc.	121	23,297
Marten Transport Ltd.	249	5,354
Norfolk Southern Corp.	117	26,531
Old Dominion Freight Line, Inc.	322	119,060
RXO, Inc. (a)	51	1,156
Ryder System, Inc.	189	16,025
Saia, Inc. (a)	99	33,899
Union Pacific Corp.	437	89,419
Werner Enterprises, Inc.	197	8,704
Security Description	Shares	Value
XPO, Inc. (a)	186	$ 10,974
		453,286
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	1,243	135,512
Align Technology, Inc. (a)	229	80,983
AngioDynamics, Inc. (a)	105	1,095
Artivion, Inc. (a)	4	69
Avanos Medical, Inc. (a)	5	128
Baxter International, Inc.	51	2,324
Becton Dickinson & Co.	492	129,893
Boston Scientific Corp. (a)	4,762	257,577
CONMED Corp.	9	1,223
Cooper Cos., Inc.	95	36,426
DENTSPLY SIRONA, Inc.	328	13,126
Dexcom, Inc. (a)	1,203	154,597
Edwards Lifesciences Corp. (a)	188	17,734
Embecta Corp.	18	389
Enovis Corp. (a)	17	1,090
Envista Holdings Corp. (a)	340	11,506
GE HealthCare Technologies, Inc.	1,479	120,154
Glaukos Corp. (a)	78	5,554
Globus Medical, Inc. Class A (a)	40	2,382
Haemonetics Corp. (a)	217	18,475
Hologic, Inc. (a)	728	58,946
ICU Medical, Inc. (a)	6	1,069
IDEXX Laboratories, Inc. (a)	278	139,620
Inari Medical, Inc. (a)	5	291
Insulet Corp. (a)	262	75,545
Integer Holdings Corp. (a)	38	3,367
Integra LifeSciences Holdings Corp. (a)	131	5,388
Intuitive Surgical, Inc. (a)	892	305,010
Lantheus Holdings, Inc. (a)	254	21,316
LeMaitre Vascular, Inc.	65	4,373
LivaNova PLC (a)	61	3,137
Masimo Corp. (a)	191	31,429
Medtronic PLC	406	35,769
Merit Medical Systems, Inc. (a)	226	18,903
NuVasive, Inc. (a)	15	624
Omnicell, Inc. (a)	19	1,400
OraSure Technologies, Inc. (a)	8	40
Orthofix Medical, Inc. (a)	27	488
Penumbra, Inc. (a)	150	51,609
QuidelOrtho Corp. (a)	38	3,149
ResMed, Inc.	404	88,274
Shockwave Medical, Inc. (a)	147	41,955
STAAR Surgical Co. (a)	142	7,465
STERIS PLC	50	11,249
Stryker Corp.	1,132	345,362
Tandem Diabetes Care, Inc. (a)	6	147
Teleflex, Inc.	34	8,229
Varex Imaging Corp. (a)	25	589
Zimmer Biomet Holdings, Inc.	577	84,011
		2,338,991

See accompanying notes to financial statements.
132

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a)	231	$ 18,397
AdaptHealth Corp. (a)	277	3,371
Addus HomeCare Corp. (a)	50	4,635
Amedisys, Inc. (a)	4	366
AmerisourceBergen Corp.	445	85,631
AMN Healthcare Services, Inc. (a)	21	2,292
Apollo Medical Holdings, Inc. (a)	4	126
Cardinal Health, Inc.	971	91,827
Centene Corp. (a)	169	11,399
Chemed Corp.	41	22,208
Cigna Group	638	179,023
Community Health Systems, Inc. (a)	160	704
CorVel Corp. (a)	33	6,385
Cross Country Healthcare, Inc. (a)	145	4,072
CVS Health Corp.	393	27,168
DaVita, Inc. (a)	5	502
Elevance Health, Inc.	268	119,070
Encompass Health Corp.	152	10,292
Enhabit, Inc. (a)	5	58
Ensign Group, Inc.	187	17,851
Fulgent Genetics, Inc. (a)	2	74
HCA Healthcare, Inc.	735	223,058
HealthEquity, Inc. (a)	95	5,998
Henry Schein, Inc. (a)	234	18,977
Humana, Inc.	344	153,813
Laboratory Corp. of America Holdings	118	28,477
McKesson Corp.	460	196,563
ModivCare, Inc. (a)	9	407
Molina Healthcare, Inc. (a)	30	9,037
NeoGenomics, Inc. (a)	501	8,051
Option Care Health, Inc. (a)	427	13,873
Owens & Minor, Inc. (a)	38	724
Patterson Cos., Inc.	61	2,029
Pediatrix Medical Group, Inc. (a)	27	384
Progyny, Inc. (a)	51	2,006
Quest Diagnostics, Inc.	306	43,011
R1 RCM, Inc. (a)	13	240
RadNet, Inc. (a)	205	6,687
Select Medical Holdings Corp.	346	11,024
Tenet Healthcare Corp. (a)	57	4,639
U.S. Physical Therapy, Inc.	35	4,249
UnitedHealth Group, Inc.	1,046	502,749
Universal Health Services, Inc. Class B	125	19,721
		1,861,168
HEALTH CARE REITs — 0.1%
CareTrust REIT, Inc.	355	7,050
Community Healthcare Trust, Inc. REIT	8	264
Healthcare Realty Trust, Inc. REIT	117	2,207
Healthpeak Properties, Inc. REIT	55	1,106
LTC Properties, Inc. REIT	123	4,062
Security Description	Shares	Value
Medical Properties Trust, Inc. REIT (b)	189	$ 1,750
Omega Healthcare Investors, Inc. REIT	738	22,649
Physicians Realty Trust REIT	210	2,938
Sabra Health Care REIT, Inc.	751	8,839
Universal Health Realty Income Trust REIT	26	1,237
Ventas, Inc. REIT	123	5,814
Welltower, Inc. REIT	144	11,648
		69,564
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	397	7,229
Computer Programs & Systems, Inc. (a)	33	815
NextGen Healthcare, Inc. (a)	214	3,471
Simulations Plus, Inc.	64	2,773
Veradigm, Inc. (a)	11	139
		14,427
HOTEL & RESORT REITs — 0.0% (e)
Chatham Lodging Trust REIT	122	1,142
DiamondRock Hospitality Co. REIT	63	505
Host Hotels & Resorts, Inc. REIT	364	6,126
Park Hotels & Resorts, Inc. REIT	224	2,872
Pebblebrook Hotel Trust REIT (b)	179	2,495
Service Properties Trust REIT	589	5,118
Summit Hotel Properties, Inc. REIT	186	1,211
Sunstone Hotel Investors, Inc. REIT	365	3,694
Xenia Hotels & Resorts, Inc. REIT	160	1,969
		25,132
HOTELS, RESTAURANTS & LEISURE — 2.8%
Aramark	398	17,134
BJ's Restaurants, Inc. (a)	3	95
Bloomin' Brands, Inc.	216	5,808
Booking Holdings, Inc. (a)	124	334,841
Boyd Gaming Corp.	170	11,793
Brinker International, Inc. (a)	39	1,427
Caesars Entertainment, Inc. (a)	70	3,568
Carnival Corp. (a)	83	1,563
Cheesecake Factory, Inc. (b)	5	173
Chipotle Mexican Grill, Inc. (a)	93	198,927
Choice Hotels International, Inc. (b)	13	1,528
Churchill Downs, Inc.	236	32,844
Chuy's Holdings, Inc. (a)	2	82
Cracker Barrel Old Country Store, Inc. (b)	56	5,218
Darden Restaurants, Inc.	434	72,513
Dave & Buster's Entertainment, Inc. (a)	12	535
Dine Brands Global, Inc.	12	696
Domino's Pizza, Inc.	54	18,197
Expedia Group, Inc. (a)	7	766
Golden Entertainment, Inc. (a)	82	3,428
Hilton Grand Vacations, Inc. (a)	104	4,726

See accompanying notes to financial statements.
133

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	243	$ 35,369
Jack in the Box, Inc.	44	4,291
Las Vegas Sands Corp. (a)	1,305	75,690
Light & Wonder, Inc. (a)	251	17,259
Marriott International, Inc. Class A	302	55,474
Marriott Vacations Worldwide Corp.	36	4,418
McDonald's Corp.	2,313	690,222
MGM Resorts International	864	37,947
Monarch Casino & Resort, Inc.	34	2,395
Norwegian Cruise Line Holdings Ltd. (a)	39	849
Papa John's International, Inc.	10	738
Penn Entertainment, Inc. (a)	17	409
Royal Caribbean Cruises Ltd. (a)	111	11,515
Sabre Corp. (a) (b)	34	108
Shake Shack, Inc. Class A (a)	4	311
Six Flags Entertainment Corp. (a)	106	2,754
Starbucks Corp.	4,565	452,209
Texas Roadhouse, Inc.	253	28,407
Travel & Leisure Co.	63	2,541
Wendy's Co.	411	8,939
Wingstop, Inc.	120	24,019
Wyndham Hotels & Resorts, Inc.	28	1,920
Wynn Resorts Ltd.	409	43,195
Yum! Brands, Inc.	884	122,478
		2,339,319
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	19	5,605
Century Communities, Inc.	100	7,662
DR Horton, Inc.	1,177	143,229
Ethan Allen Interiors, Inc.	74	2,093
Garmin Ltd.	181	18,877
Green Brick Partners, Inc. (a)	107	6,078
Helen of Troy Ltd. (a) (b)	13	1,404
Installed Building Products, Inc.	93	13,035
iRobot Corp. (a)	3	136
KB Home	290	14,996
La-Z-Boy, Inc.	137	3,924
Leggett & Platt, Inc.	228	6,753
Lennar Corp. Class A	955	119,671
LGI Homes, Inc. (a)	74	9,982
M/I Homes, Inc. (a)	60	5,231
MDC Holdings, Inc.	172	8,044
Meritage Homes Corp.	138	19,633
Mohawk Industries, Inc. (a)	6	619
Newell Brands, Inc.	39	339
NVR, Inc. (a)	11	69,857
PulteGroup, Inc.	850	66,028
Taylor Morrison Home Corp. (a)	431	21,020
Tempur Sealy International, Inc.	677	27,127
Toll Brothers, Inc.	388	30,679
TopBuild Corp. (a)	100	26,602
Tri Pointe Homes, Inc. (a)	360	11,830
Whirlpool Corp.	5	744
		641,198
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. Class A (a)	54	$ 1,969
Church & Dwight Co., Inc.	224	22,451
Clorox Co.	391	62,185
Colgate-Palmolive Co.	1,275	98,226
Energizer Holdings, Inc.	223	7,488
Kimberly-Clark Corp.	515	71,101
Procter & Gamble Co.	2,643	401,049
WD-40 Co.	26	4,905
		669,374
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	2,244	46,518
Ormat Technologies, Inc.	174	14,000
		60,518
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	56	5,605
General Electric Co.	4,325	475,101
Honeywell International, Inc.	1,157	240,078
		720,784
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	40	6,944
First Industrial Realty Trust, Inc. REIT	147	7,738
Innovative Industrial Properties, Inc. REIT	3	219
LXP Industrial Trust REIT	432	4,212
Prologis, Inc. REIT	281	34,459
Rexford Industrial Realty, Inc. REIT	57	2,977
		56,549
INSURANCE — 2.3%
Aflac, Inc.	1,767	123,337
Allstate Corp.	187	20,390
American Equity Investment Life Holding Co.	105	5,472
American Financial Group, Inc.	106	12,587
American International Group, Inc.	530	30,496
AMERISAFE, Inc.	70	3,732
Aon PLC Class A	566	195,383
Arch Capital Group Ltd. (a)	1,469	109,955
Arthur J Gallagher & Co.	670	147,112
Assurant, Inc.	5	629
Assured Guaranty Ltd.	66	3,683
Brighthouse Financial, Inc. (a)	35	1,657
Brown & Brown, Inc.	264	18,174
Chubb Ltd.	549	105,715
Cincinnati Financial Corp.	176	17,128
CNO Financial Group, Inc.	171	4,048
Employers Holdings, Inc.	40	1,496
Everest Re Group Ltd.	162	55,381
First American Financial Corp.	159	9,066
Genworth Financial, Inc. Class A (a)	1,583	7,915

See accompanying notes to financial statements.
134

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Globe Life, Inc.	285	$ 31,242
Hanover Insurance Group, Inc.	26	2,939
Hartford Financial Services Group, Inc.	545	39,251
HCI Group, Inc. (b)	7	432
Horace Mann Educators Corp.	20	593
James River Group Holdings Ltd.	50	913
Kemper Corp.	228	11,003
Kinsale Capital Group, Inc.	86	32,181
Lincoln National Corp.	81	2,087
Loews Corp.	219	13,004
Marsh & McLennan Cos., Inc.	957	179,993
Mercury General Corp.	14	424
MetLife, Inc.	603	34,088
Old Republic International Corp.	983	24,742
Palomar Holdings, Inc. (a)	70	4,063
Primerica, Inc.	139	27,489
Principal Financial Group, Inc.	718	54,453
ProAssurance Corp.	95	1,434
Progressive Corp.	2,199	291,082
Prudential Financial, Inc.	111	9,792
Reinsurance Group of America, Inc.	250	34,672
RenaissanceRe Holdings Ltd.	189	35,252
RLI Corp.	163	22,245
Safety Insurance Group, Inc.	10	717
Selective Insurance Group, Inc.	204	19,574
Stewart Information Services Corp.	34	1,399
Travelers Cos., Inc.	400	69,464
Trupanion, Inc. (a) (b)	25	492
United Fire Group, Inc.	34	770
Universal Insurance Holdings, Inc.	70	1,080
Unum Group	748	35,680
W R Berkley Corp.	270	16,081
Willis Towers Watson PLC	294	69,237
		1,941,224
INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Inc. Class A (a)	5,459	653,442
Alphabet, Inc. Class C (a)	4,695	567,954
Cars.com, Inc. (a)	245	4,856
Match Group, Inc. (a)	29	1,214
Meta Platforms, Inc. Class A (a)	5,650	1,621,437
QuinStreet, Inc. (a)	6	53
Shutterstock, Inc.	41	1,995
TripAdvisor, Inc. (a)	10	165
Yelp, Inc. (a)	55	2,003
Ziff Davis, Inc. (a)	35	2,452
		2,855,571
IT SERVICES — 0.8%
Accenture PLC Class A	834	257,356
Akamai Technologies, Inc. (a)	15	1,348
Cognizant Technology Solutions Corp. Class A	52	3,394
DXC Technology Co. (a)	163	4,355
EPAM Systems, Inc. (a)	181	40,680
Gartner, Inc. (a)	233	81,622
Security Description	Shares	Value
International Business Machines Corp.	1,749	$ 234,034
Kyndryl Holdings, Inc. (a)	729	9,681
Perficient, Inc. (a)	11	917
VeriSign, Inc. (a)	308	69,599
		702,986
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	198	17,155
Mattel, Inc. (a)	36	703
Polaris, Inc.	183	22,130
Sturm Ruger & Co., Inc.	25	1,324
Topgolf Callaway Brands Corp. (a)	221	4,387
Vista Outdoor, Inc. (a)	99	2,739
YETI Holdings, Inc. (a)	9	350
		48,788
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	986	118,567
Azenta, Inc. (a) (b)	10	467
BioLife Solutions, Inc. (a)	9	199
Bio-Rad Laboratories, Inc. Class A (a)	25	9,478
Bio-Techne Corp.	48	3,918
Bruker Corp.	376	27,794
Charles River Laboratories International, Inc. (a)	16	3,364
Danaher Corp.	1,151	276,240
Illumina, Inc. (a)	51	9,562
IQVIA Holdings, Inc. (a)	171	38,436
Medpace Holdings, Inc. (a)	95	22,816
Mettler-Toledo International, Inc. (a)	75	98,373
Repligen Corp. (a)	142	20,087
Revvity, Inc.	117	13,898
Sotera Health Co. (a)	214	4,032
Syneos Health, Inc. (a)	10	421
Thermo Fisher Scientific, Inc.	748	390,269
Waters Corp. (a)	102	27,187
West Pharmaceutical Services, Inc.	204	78,024
		1,143,132
MACHINERY — 3.1%
3D Systems Corp. (a)	13	129
AGCO Corp.	183	24,050
Alamo Group, Inc.	29	5,333
Albany International Corp. Class A	124	11,567
Astec Industries, Inc.	7	318
Barnes Group, Inc.	180	7,594
Caterpillar, Inc.	1,536	377,933
Chart Industries, Inc. (a) (b)	4	639
CIRCOR International, Inc. (a)	7	395
Crane Co.	120	10,694
Crane NXT Co.	120	6,773
Cummins, Inc.	503	123,315
Deere & Co.	799	323,747
Donaldson Co., Inc.	408	25,504
Dover Corp.	469	69,248

See accompanying notes to financial statements.
135

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Enerpac Tool Group Corp.	239	$ 6,453
EnPro Industries, Inc.	45	6,009
Esab Corp.	184	12,243
ESCO Technologies, Inc.	100	10,363
Federal Signal Corp.	228	14,599
Flowserve Corp.	323	11,999
Fortive Corp.	1,185	88,602
Franklin Electric Co., Inc.	118	12,142
Graco, Inc.	567	48,960
Greenbrier Cos., Inc.	74	3,189
Hillenbrand, Inc.	234	12,000
IDEX Corp.	269	57,905
Illinois Tool Works, Inc.	989	247,408
Ingersoll Rand, Inc.	1,526	99,739
ITT, Inc.	296	27,590
John Bean Technologies Corp.	9	1,092
Kennametal, Inc.	222	6,303
Lincoln Electric Holdings, Inc.	204	40,521
Lindsay Corp.	36	4,296
Middleby Corp. (a)	71	10,496
Mueller Industries, Inc. (b)	221	19,289
Nordson Corp.	103	25,563
Oshkosh Corp.	91	7,880
Otis Worldwide Corp.	1,394	124,080
PACCAR, Inc.	1,967	164,540
Parker-Hannifin Corp.	457	178,248
Pentair PLC	452	29,199
Proto Labs, Inc. (a)	25	874
Snap-on, Inc.	173	49,857
SPX Technologies, Inc. (a)	180	15,295
Standex International Corp.	29	4,103
Stanley Black & Decker, Inc.	17	1,593
Tennant Co.	19	1,541
Terex Corp.	269	16,094
Timken Co.	264	24,164
Titan International, Inc. (a)	185	2,124
Toro Co.	391	39,745
Trinity Industries, Inc.	75	1,928
Wabash National Corp.	187	4,795
Watts Water Technologies, Inc. Class A	102	18,740
Westinghouse Air Brake Technologies Corp.	562	61,635
Xylem, Inc.	901	101,471
		2,601,906
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	163	12,543
Matson, Inc.	4	311
		12,854
MEDIA — 0.6%
AMC Networks, Inc. Class A (a)	3	36
Cable One, Inc.	1	657
Charter Communications, Inc. Class A (a)	53	19,471
Comcast Corp. Class A	6,425	266,959
Security Description	Shares	Value
DISH Network Corp. Class A (a) (b)	26	$ 171
EW Scripps Co. Class A (a)	59	540
Fox Corp. Class A	394	13,396
Fox Corp. Class B	276	8,802
Interpublic Group of Cos., Inc.	1,305	50,347
John Wiley & Sons, Inc. Class A	64	2,178
New York Times Co. Class A	265	10,436
News Corp. Class A	272	5,304
News Corp. Class B	141	2,780
Nexstar Media Group, Inc.	101	16,821
Omnicom Group, Inc.	725	68,984
Paramount Global Class B	183	2,911
Scholastic Corp.	12	467
TechTarget, Inc. (a)	58	1,805
TEGNA, Inc.	69	1,121
		473,186
METALS & MINING — 0.5%
Alcoa Corp.	17	577
Arconic Corp. (a)	197	5,827
ATI, Inc. (a)	459	20,302
Carpenter Technology Corp.	167	9,374
Century Aluminum Co. (a)	188	1,639
Cleveland-Cliffs, Inc. (a)	52	872
Commercial Metals Co.	433	22,802
Compass Minerals International, Inc.	29	986
Freeport-McMoRan, Inc.	2,474	98,960
Kaiser Aluminum Corp.	11	788
Materion Corp.	54	6,167
MP Materials Corp. (a) (b)	9	206
Newmont Corp.	81	3,455
Nucor Corp.	438	71,823
Reliance Steel & Aluminum Co.	221	60,021
Royal Gold, Inc.	115	13,200
Steel Dynamics, Inc.	628	68,408
SunCoke Energy, Inc.	28	220
TimkenSteel Corp. (a)	105	2,265
U.S. Steel Corp.	116	2,901
Warrior Met Coal, Inc.	207	8,063
Worthington Industries, Inc.	115	7,989
		406,845
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (e)
Annaly Capital Management, Inc. REIT	238	4,763
Apollo Commercial Real Estate Finance, Inc. REIT	207	2,343
ARMOUR Residential REIT, Inc. (b)	70	373
Ellington Financial, Inc. REIT (b)	75	1,035
Invesco Mortgage Capital, Inc. REIT (b)	60	688
New York Mortgage Trust, Inc. REIT	71	704
PennyMac Mortgage Investment Trust REIT	117	1,577

See accompanying notes to financial statements.
136

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Ready Capital Corp. REIT	283	$ 3,192
Redwood Trust, Inc. REIT	154	981
Two Harbors Investment Corp. REIT	45	625
		16,281
MULTI-UTILITIES — 0.4%
Ameren Corp.	343	28,013
Avista Corp.	226	8,875
Black Hills Corp.	46	2,772
CenterPoint Energy, Inc.	961	28,013
CMS Energy Corp.	267	15,686
Consolidated Edison, Inc.	903	81,631
Dominion Energy, Inc.	85	4,402
DTE Energy Co.	98	10,782
NiSource, Inc.	621	16,984
NorthWestern Corp.	147	8,344
Public Service Enterprise Group, Inc.	558	34,936
Sempra Energy	416	60,566
Unitil Corp.	71	3,600
WEC Energy Group, Inc.	482	42,532
		347,136
OFFICE REITs — 0.0% (e)
Alexandria Real Estate Equities, Inc. REIT	15	1,702
Boston Properties, Inc. REIT	14	806
Brandywine Realty Trust REIT	205	953
Corporate Office Properties Trust REIT	237	5,629
Cousins Properties, Inc. REIT	79	1,801
Douglas Emmett, Inc. REIT (b)	212	2,665
Easterly Government Properties, Inc. REIT	199	2,886
Highwoods Properties, Inc. REIT	123	2,941
Hudson Pacific Properties, Inc. REIT	108	456
JBG SMITH Properties REIT	36	541
Kilroy Realty Corp. REIT	95	2,859
Office Properties Income Trust REIT	110	847
SL Green Realty Corp. REIT (b)	34	1,022
Vornado Realty Trust REIT	51	925
		26,033
OIL, GAS & CONSUMABLE FUELS — 5.1%
Antero Midstream Corp.	884	10,254
Antero Resources Corp. (a)	29	668
APA Corp.	229	7,825
Callon Petroleum Co. (a)	48	1,683
Chevron Corp.	4,804	755,909
Chord Energy Corp.	148	22,762
Civitas Resources, Inc.	191	13,250
CNX Resources Corp. (a)	52	922
ConocoPhillips	3,365	348,648
CONSOL Energy, Inc.	130	8,815
Coterra Energy, Inc.	884	22,365
Security Description	Shares	Value
Devon Energy Corp.	732	$ 35,385
Diamondback Energy, Inc.	618	81,181
Dorian LPG Ltd.	128	3,283
DT Midstream, Inc.	128	6,345
EOG Resources, Inc.	1,256	143,737
EQT Corp.	111	4,566
Equitrans Midstream Corp.	45	430
Exxon Mobil Corp.	15,282	1,638,995
Green Plains, Inc. (a)	83	2,676
Hess Corp.	989	134,455
HF Sinclair Corp.	506	22,573
Kinder Morgan, Inc.	3,424	58,961
Marathon Oil Corp.	971	22,352
Marathon Petroleum Corp.	1,684	196,354
Matador Resources Co.	172	8,999
Murphy Oil Corp.	223	8,541
Northern Oil & Gas, Inc.	265	9,095
Occidental Petroleum Corp.	2,295	134,946
ONEOK, Inc.	955	58,943
Par Pacific Holdings, Inc. (a)	105	2,794
PBF Energy, Inc. Class A	460	18,832
PDC Energy, Inc.	123	8,750
Phillips 66	1,661	158,426
Pioneer Natural Resources Co.	363	75,206
Range Resources Corp.	173	5,086
SM Energy Co.	38	1,202
Southwestern Energy Co. (a)	111	667
Talos Energy, Inc. (a)	182	2,524
Targa Resources Corp.	392	29,831
Valero Energy Corp.	1,286	150,848
Vital Energy, Inc. (a) (b)	2	90
Williams Cos., Inc.	1,116	36,415
World Kinect Corp.	136	2,813
		4,258,402
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	5	157
Louisiana-Pacific Corp.	37	2,774
Mercer International, Inc.	196	1,582
Sylvamo Corp.	125	5,056
		9,569
PASSENGER AIRLINES — 0.0% (e)
Alaska Air Group, Inc. (a)	39	2,074
Allegiant Travel Co. (a)	5	631
American Airlines Group, Inc. (a)	198	3,552
Delta Air Lines, Inc. (a)	195	9,270
Hawaiian Holdings, Inc. (a)	6	65
JetBlue Airways Corp. (a)	100	886
SkyWest, Inc. (a)	16	652
Southwest Airlines Co.	60	2,173
United Airlines Holdings, Inc. (a)	167	9,163
		28,466
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	525	19,215
Coty, Inc. Class A (a)	1,455	17,882

See accompanying notes to financial statements.
137

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Edgewell Personal Care Co.	186	$ 7,684
elf Beauty, Inc. (a)	214	24,445
Estee Lauder Cos., Inc. Class A	260	51,059
Inter Parfums, Inc.	63	8,520
Medifast, Inc.	7	645
Nu Skin Enterprises, Inc. Class A	96	3,187
USANA Health Sciences, Inc. (a)	8	504
		133,141
PHARMACEUTICALS — 3.7%
Amphastar Pharmaceuticals, Inc. (a)	149	8,563
ANI Pharmaceuticals, Inc. (a)	63	3,391
Bristol-Myers Squibb Co.	2,381	152,265
Catalent, Inc. (a)	56	2,428
Collegium Pharmaceutical, Inc. (a)	25	537
Corcept Therapeutics, Inc. (a)	155	3,449
Eli Lilly & Co.	2,658	1,246,549
Harmony Biosciences Holdings, Inc. (a)	88	3,097
Innoviva, Inc. (a)	145	1,846
Jazz Pharmaceuticals PLC (a)	57	7,066
Johnson & Johnson	1,864	308,529
Ligand Pharmaceuticals, Inc. (a)	57	4,110
Merck & Co., Inc.	9,035	1,042,549
Organon & Co.	27	562
Pacira BioSciences, Inc. (a)	4	160
Perrigo Co. PLC	370	12,562
Pfizer, Inc.	2,858	104,831
Phibro Animal Health Corp. Class A	2	27
Prestige Consumer Healthcare, Inc. (a)	189	11,232
Supernus Pharmaceuticals, Inc. (a)	177	5,321
Viatris, Inc.	1,852	18,483
Zoetis, Inc.	617	106,254
		3,043,811
PROFESSIONAL SERVICES — 0.8%
ASGN, Inc. (a)	40	3,025
Automatic Data Processing, Inc.	802	176,272
Broadridge Financial Solutions, Inc.	228	37,764
CACI International, Inc. Class A (a)	70	23,859
Concentrix Corp.	26	2,100
CoStar Group, Inc. (a)	1,118	99,502
CSG Systems International, Inc.	20	1,055
Equifax, Inc.	198	46,589
ExlService Holdings, Inc. (a)	123	18,580
Exponent, Inc.	107	9,985
FTI Consulting, Inc. (a)	121	23,014
Genpact Ltd.	566	21,265
Heidrick & Struggles International, Inc.	55	1,456
Insperity, Inc.	131	15,584
Jacobs Solutions, Inc.	64	7,609
KBR, Inc.	478	31,099
Kelly Services, Inc. Class A	26	458
Korn Ferry	62	3,071
Security Description	Shares	Value
Leidos Holdings, Inc.	97	$ 8,583
ManpowerGroup, Inc.	40	3,176
Maximus, Inc.	150	12,676
NV5 Global, Inc. (a)	6	665
Paychex, Inc.	359	40,161
Paylocity Holding Corp. (a)	93	17,161
Resources Connection, Inc.	109	1,712
Robert Half International, Inc.	54	4,062
Science Applications International Corp.	233	26,208
TrueBlue, Inc. (a)	47	832
TTEC Holdings, Inc.	25	846
Verisk Analytics, Inc.	189	42,720
Verra Mobility Corp. (a)	467	9,209
		690,298
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (e)
Anywhere Real Estate, Inc. (a)	194	1,296
CBRE Group, Inc. Class A (a)	225	18,160
Jones Lang LaSalle, Inc. (a)	15	2,337
Marcus & Millichap, Inc.	95	2,993
St. Joe Co.	55	2,659
		27,445
RESIDENTIAL REITs — 0.0% (e)
Apartment Income REIT Corp.	14	505
AvalonBay Communities, Inc. REIT	14	2,650
Camden Property Trust REIT	11	1,198
Centerspace REIT	48	2,945
Elme Communities REIT	154	2,532
Equity Residential REIT	35	2,309
Essex Property Trust, Inc. REIT	6	1,406
Independence Realty Trust, Inc. REIT	24	437
Invitation Homes, Inc. REIT	178	6,123
Mid-America Apartment Communities, Inc. REIT	36	5,467
UDR, Inc. REIT	164	7,046
Veris Residential, Inc. REIT (a)	46	738
		33,356
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	137	1,971
Agree Realty Corp. REIT	172	11,247
Brixmor Property Group, Inc. REIT	214	4,708
Federal Realty Investment Trust REIT	52	5,032
Getty Realty Corp. REIT	185	6,257
Kimco Realty Corp. REIT	189	3,727
Kite Realty Group Trust REIT	334	7,462
Macerich Co. REIT	19	214
NNN REIT, Inc.	351	15,019
Realty Income Corp. REIT	831	49,685
Regency Centers Corp. REIT	173	10,686
Retail Opportunity Investments Corp. REIT	38	513
RPT Realty REIT	275	2,874
Saul Centers, Inc. REIT	65	2,394

See accompanying notes to financial statements.
138

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Simon Property Group, Inc. REIT	567	$ 65,477
SITE Centers Corp. REIT	56	740
Spirit Realty Capital, Inc. REIT	262	10,318
Tanger Factory Outlet Centers, Inc. REIT	226	4,988
Urban Edge Properties REIT	171	2,639
Urstadt Biddle Properties, Inc. Class A REIT	53	1,127
		207,078
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.0%
Advanced Micro Devices, Inc. (a)	5,089	579,688
Allegro MicroSystems, Inc. (a)	198	8,938
Alpha & Omega Semiconductor Ltd. (a)	104	3,411
Amkor Technology, Inc.	339	10,085
Analog Devices, Inc.	1,910	372,087
Applied Materials, Inc.	2,661	384,621
Axcelis Technologies, Inc. (a)	122	22,366
Broadcom, Inc.	1,409	1,222,209
CEVA, Inc. (a)	7	179
Cirrus Logic, Inc. (a)	220	17,822
Cohu, Inc. (a)	109	4,530
Diodes, Inc. (a)	163	15,076
Enphase Energy, Inc. (a)	511	85,582
First Solar, Inc. (a)	394	74,895
FormFactor, Inc. (a)	40	1,369
Ichor Holdings Ltd. (a)	45	1,688
Intel Corp.	1,293	43,238
KLA Corp.	494	239,600
Kulicke & Soffa Industries, Inc.	179	10,642
Lam Research Corp.	427	274,501
Lattice Semiconductor Corp. (a)	544	52,262
MACOM Technology Solutions Holdings, Inc. (a)	171	11,206
MaxLinear, Inc. (a)	36	1,136
Microchip Technology, Inc.	2,064	184,914
Micron Technology, Inc.	777	49,037
MKS Instruments, Inc.	13	1,405
Monolithic Power Systems, Inc.	160	86,437
NVIDIA Corp.	9,857	4,169,708
NXP Semiconductors NV	765	156,580
ON Semiconductor Corp. (a)	1,715	162,205
Onto Innovation, Inc. (a)	177	20,615
PDF Solutions, Inc. (a)	108	4,871
Photronics, Inc. (a)	261	6,731
Power Integrations, Inc.	116	10,982
Qorvo, Inc. (a)	72	7,346
QUALCOMM, Inc.	1,249	148,681
Rambus, Inc. (a)	378	24,256
Semtech Corp. (a)	101	2,571
Silicon Laboratories, Inc. (a)	115	18,140
SiTime Corp. (a)	2	236
Skyworks Solutions, Inc.	405	44,829
SolarEdge Technologies, Inc. (a)	207	55,693
Synaptics, Inc. (a)	34	2,903
Security Description	Shares	Value
Teradyne, Inc.	270	$ 30,059
Texas Instruments, Inc.	2,677	481,914
Ultra Clean Holdings, Inc. (a)	116	4,461
Universal Display Corp.	154	22,196
Veeco Instruments, Inc. (a)	14	360
Wolfspeed, Inc. (a) (b)	12	667
		9,134,928
SOFTWARE — 10.7%
8x8, Inc. (a)	12	51
A10 Networks, Inc.	254	3,706
ACI Worldwide, Inc. (a)	42	973
Adeia, Inc.	376	4,140
Adobe, Inc. (a)	700	342,293
Agilysys, Inc. (a)	47	3,226
Alarm.com Holdings, Inc. (a)	15	775
ANSYS, Inc. (a)	311	102,714
Aspen Technology, Inc. (a)	116	19,443
Autodesk, Inc. (a)	593	121,334
Blackbaud, Inc. (a)	149	10,606
Cadence Design Systems, Inc. (a)	1,033	242,259
Cerence, Inc. (a)	4	117
Ceridian HCM Holding, Inc. (a)	580	38,842
CommVault Systems, Inc. (a)	50	3,631
Consensus Cloud Solutions, Inc. (a)	28	868
Digital Turbine, Inc. (a)	46	427
DoubleVerify Holdings, Inc. (a)	329	12,805
Dynatrace, Inc. (a)	595	30,625
Ebix, Inc.	2	50
Envestnet, Inc. (a)	5	297
Fair Isaac Corp. (a)	100	80,921
Fortinet, Inc. (a)	2,048	154,808
Gen Digital, Inc.	57	1,057
InterDigital, Inc.	101	9,751
Intuit, Inc.	772	353,723
LiveRamp Holdings, Inc. (a)	26	742
Manhattan Associates, Inc. (a)	211	42,175
Microsoft Corp.	15,967	5,437,402
N-able, Inc. (a)	253	3,646
NCR Corp. (a)	64	1,613
OneSpan, Inc. (a)	4	59
Oracle Corp.	5,477	652,256
Paycom Software, Inc.	133	42,725
Progress Software Corp.	140	8,134
PTC, Inc. (a)	306	43,544
Qualys, Inc. (a)	62	8,008
Roper Technologies, Inc.	119	57,215
Salesforce, Inc. (a)	3,098	654,483
ServiceNow, Inc. (a)	269	151,170
SPS Commerce, Inc. (a)	115	22,087
Synopsys, Inc. (a)	575	250,361
Teradata Corp. (a)	209	11,163
Tyler Technologies, Inc. (a)	25	10,412
Xperi, Inc. (a)	13	171
		8,936,808

See accompanying notes to financial statements.
139

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	236	$ 45,770
Crown Castle, Inc. REIT	44	5,013
CubeSmart REIT	362	16,167
Digital Realty Trust, Inc. REIT	30	3,416
EPR Properties REIT	24	1,123
Equinix, Inc. REIT	161	126,214
Extra Space Storage, Inc. REIT	95	14,141
Four Corners Property Trust, Inc. REIT	198	5,029
Iron Mountain, Inc. REIT	563	31,990
Lamar Advertising Co. Class A REIT	116	11,513
Life Storage, Inc. REIT	147	19,545
National Storage Affiliates Trust REIT	81	2,821
PotlatchDeltic Corp. REIT	164	8,668
Public Storage REIT	81	23,642
Rayonier, Inc. REIT	45	1,413
Safehold, Inc. REIT (b)	80	1,899
SBA Communications Corp. REIT	11	2,549
Uniti Group, Inc. REIT	75	347
VICI Properties, Inc. REIT	3,169	99,602
Weyerhaeuser Co. REIT	224	7,506
		428,368
SPECIALTY RETAIL — 2.5%
Abercrombie & Fitch Co. Class A (a)	18	678
Academy Sports & Outdoors, Inc.	263	14,215
Advance Auto Parts, Inc.	30	2,109
American Eagle Outfitters, Inc.	145	1,711
America's Car-Mart, Inc. (a)	1	100
Asbury Automotive Group, Inc. (a)	73	17,551
AutoNation, Inc. (a)	116	19,095
AutoZone, Inc. (a)	66	164,562
Bath & Body Works, Inc.	24	900
Best Buy Co., Inc.	180	14,751
Boot Barn Holdings, Inc. (a)	27	2,287
Buckle, Inc.	46	1,592
Caleres, Inc. (b)	150	3,589
CarMax, Inc. (a)	17	1,423
Chico's FAS, Inc. (a)	630	3,370
Designer Brands, Inc. Class A	257	2,596
Dick's Sporting Goods, Inc.	237	31,329
Five Below, Inc. (a)	210	41,273
Foot Locker, Inc. (b)	300	8,133
GameStop Corp. Class A (a)	80	1,940
Gap, Inc.	19	170
Group 1 Automotive, Inc.	46	11,873
Guess?, Inc.	25	486
Haverty Furniture Cos., Inc.	48	1,451
Hibbett, Inc.	20	726
Home Depot, Inc.	1,764	547,969
Leslie's, Inc. (a) (b)	250	2,347
Lithia Motors, Inc.	5	1,520
Lowe's Cos., Inc.	1,170	264,069
Security Description	Shares	Value
MarineMax, Inc. (a)	2	$ 68
Monro, Inc.	10	406
Murphy USA, Inc.	58	18,044
National Vision Holdings, Inc. (a)	8	194
ODP Corp. (a)	90	4,214
O'Reilly Automotive, Inc. (a)	229	218,764
RH (a) (b)	2	659
Ross Stores, Inc.	947	106,187
Sally Beauty Holdings, Inc. (a)	154	1,902
Shoe Carnival, Inc.	71	1,667
Signet Jewelers Ltd.	134	8,745
Sleep Number Corp. (a)	3	82
Sonic Automotive, Inc. Class A	25	1,192
TJX Cos., Inc.	4,353	369,091
Tractor Supply Co.	371	82,028
Ulta Beauty, Inc. (a)	191	89,884
Upbound Group, Inc.	57	1,774
Urban Outfitters, Inc. (a)	200	6,626
Valvoline, Inc.	580	21,756
Victoria's Secret & Co. (a)	26	453
Williams-Sonoma, Inc.	88	11,012
		2,108,563
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.2%
Apple, Inc.	34,754	6,741,233
Hewlett Packard Enterprise Co.	3,447	57,910
HP, Inc.	264	8,107
NetApp, Inc.	164	12,530
Seagate Technology Holdings PLC	97	6,001
Super Micro Computer, Inc. (a)	193	48,105
Western Digital Corp. (a)	33	1,252
Xerox Holdings Corp.	90	1,340
		6,876,478
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	191	6,855
Carter's, Inc.	28	2,033
Columbia Sportswear Co.	79	6,102
Crocs, Inc. (a)	244	27,435
Deckers Outdoor Corp. (a)	100	52,766
G-III Apparel Group Ltd. (a)	14	270
Hanesbrands, Inc. (b)	207	940
Kontoor Brands, Inc.	176	7,410
Movado Group, Inc.	71	1,905
NIKE, Inc. Class B	1,902	209,924
Oxford Industries, Inc.	47	4,626
PVH Corp.	226	19,203
Ralph Lauren Corp. (b)	102	12,576
Skechers USA, Inc. Class A (a)	479	25,224
Steven Madden Ltd.	87	2,844
Tapestry, Inc.	890	38,092
Under Armour, Inc. Class A (a)	20	144
Under Armour, Inc. Class C (a)	39	262
VF Corp.	33	630
Wolverine World Wide, Inc.	71	1,043
		420,284

See accompanying notes to financial statements.
140

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SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
TOBACCO — 0.4%
Altria Group, Inc.	909	$ 41,178
Philip Morris International, Inc.	2,684	262,012
Universal Corp.	33	1,648
Vector Group Ltd.	371	4,752
		309,590
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	148	21,435
Boise Cascade Co.	29	2,620
Fastenal Co.	922	54,389
GATX Corp.	110	14,161
GMS, Inc. (a)	149	10,311
MSC Industrial Direct Co., Inc. Class A	109	10,385
NOW, Inc. (a)	385	3,989
United Rentals, Inc.	248	110,452
Univar Solutions, Inc. (a)	613	21,970
Veritiv Corp.	35	4,396
W.W. Grainger, Inc.	166	130,906
Watsco, Inc. (b)	119	45,395
		430,409
WATER UTILITIES — 0.1%
American States Water Co.	89	7,743
American Water Works Co., Inc.	256	36,544
California Water Service Group	142	7,332
Essential Utilities, Inc.	364	14,527
Middlesex Water Co.	20	1,613
SJW Group	101	7,081
		74,840
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	19	323
Shenandoah Telecommunications Co.	87	1,690
Telephone & Data Systems, Inc.	63	519
Security Description	Shares	Value
T-Mobile U.S., Inc. (a)	1,936	$ 268,910
		271,442
TOTAL COMMON STOCKS (Cost $70,282,387)		83,303,444
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f) (g)	79,645	79,661
State Street Navigator Securities Lending Portfolio II (d) (h)	149,489	149,489
TOTAL SHORT-TERM INVESTMENTS (Cost $229,148)		229,150
TOTAL INVESTMENTS — 100.1% (Cost $70,511,535)		83,532,594
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(108,472)
NET ASSETS — 100.0%		$ 83,424,122
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$83,303,444	$—	$—	$83,303,444
Short-Term Investments	229,150	—	—	229,150
TOTAL INVESTMENTS	$83,532,594	$—	$—	$83,532,594
See accompanying notes to financial statements.
141

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SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	568	$ 35,017	$ 90,137	$ 43,558	$(6,519)	$6,592	1,116	$ 81,669	$1,330
State Street Institutional Liquid Reserves Fund, Premier Class	151,769	151,754	5,438,677	5,510,793	20	3	79,645	79,661	4,123
State Street Navigator Securities Lending Portfolio II	30,829	30,829	1,277,145	1,158,485	—	—	149,489	149,489	684
Total		$217,600	$6,805,959	$6,712,836	$(6,499)	$6,595		$310,819	$6,137
See accompanying notes to financial statements.
142

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	169	$ 9,761
Aerojet Rocketdyne Holdings, Inc. (a)	171	9,383
AeroVironment, Inc. (a)	82	8,387
Axon Enterprise, Inc. (a)	78	15,219
Boeing Co. (a)	919	194,056
Curtiss-Wright Corp.	154	28,284
General Dynamics Corp.	1,815	390,497
Hexcel Corp.	191	14,520
Howmet Aerospace, Inc.	831	41,184
Huntington Ingalls Industries, Inc.	366	83,302
Kaman Corp.	193	4,696
L3Harris Technologies, Inc.	1,377	269,575
Lockheed Martin Corp.	1,169	538,184
Mercury Systems, Inc. (a)	184	6,365
Moog, Inc. Class A	229	24,830
National Presto Industries, Inc.	8	586
Northrop Grumman Corp.	741	337,748
Raytheon Technologies Corp.	7,552	739,794
Textron, Inc.	1,430	96,711
TransDigm Group, Inc.	53	47,391
Triumph Group, Inc. (a)	241	2,981
Woodward, Inc.	247	29,371
		2,892,825
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	1,245	117,466
Expeditors International of Washington, Inc.	1,153	139,663
FedEx Corp.	2,454	608,346
Forward Air Corp.	185	19,630
GXO Logistics, Inc. (a)	867	54,465
Hub Group, Inc. Class A (a)	518	41,606
United Parcel Service, Inc. Class B	5,279	946,261
		1,927,437
AUTOMOBILE COMPONENTS — 0.4%
Adient PLC (a)	1,425	54,606
American Axle & Manufacturing Holdings, Inc. (a)	3,295	27,250
Aptiv PLC (a)	847	86,470
Autoliv, Inc.	626	53,235
BorgWarner, Inc.	2,475	121,052
Dana, Inc.	3,619	61,523
Dorman Products, Inc. (a)	185	14,584
Fox Factory Holding Corp. (a)	129	13,998
Gentex Corp.	1,152	33,707
Gentherm, Inc. (a)	162	9,155
Goodyear Tire & Rubber Co. (a)	6,984	95,541
LCI Industries	332	41,951
Lear Corp.	882	126,611
Patrick Industries, Inc.	556	44,480
Standard Motor Products, Inc.	486	18,235
Visteon Corp. (a)	137	19,675
Security Description	Shares	Value
XPEL, Inc. (a)	43	$ 3,621
		825,694
AUTOMOBILES — 1.8%
Ford Motor Co.	98,066	1,483,739
General Motors Co.	34,693	1,337,762
Harley-Davidson, Inc.	1,835	64,610
Tesla, Inc. (a)	4,465	1,168,803
Thor Industries, Inc.	1,403	145,210
Winnebago Industries, Inc.	840	56,020
		4,256,144
BANKS — 10.0%
Ameris Bancorp	1,607	54,975
Associated Banc-Corp.	3,761	61,041
Atlantic Union Bankshares Corp.	790	20,501
Axos Financial, Inc. (a)	541	21,337
Banc of California, Inc.	654	7,573
BancFirst Corp.	189	17,388
Bancorp, Inc. (a)	383	12,505
Bank of America Corp.	104,735	3,004,847
Bank of Hawaii Corp. (b)	594	24,491
Bank of New York Mellon Corp.	18,104	805,990
Bank OZK	1,576	63,292
BankUnited, Inc.	2,157	46,483
Banner Corp.	459	20,045
Berkshire Hills Bancorp, Inc.	699	14,490
Brookline Bancorp, Inc.	804	7,027
Cadence Bank	2,723	53,480
Capitol Federal Financial, Inc.	1,194	7,367
Cathay General Bancorp	855	27,522
Central Pacific Financial Corp.	373	5,860
Citigroup, Inc.	48,547	2,235,104
Citizens Financial Group, Inc.	12,123	316,168
City Holding Co.	183	16,468
Columbia Banking System, Inc.	2,200	44,616
Comerica, Inc.	3,224	136,569
Commerce Bancshares, Inc.	781	38,035
Community Bank System, Inc.	366	17,158
Cullen/Frost Bankers, Inc.	488	52,475
Customers Bancorp, Inc. (a)	444	13,435
CVB Financial Corp.	1,961	26,042
Dime Community Bancshares, Inc.	814	14,351
Eagle Bancorp, Inc.	772	16,336
East West Bancorp, Inc.	1,488	78,552
FB Financial Corp.	861	24,151
Fifth Third Bancorp	10,205	267,473
First BanCorp (c)	2,115	25,845
First BanCorp (c)	299	8,895
First Commonwealth Financial Corp.	805	10,183
First Financial Bancorp	1,417	28,963
First Financial Bankshares, Inc.	380	10,826
First Hawaiian, Inc.	1,537	27,681
First Horizon Corp.	5,672	63,923
FNB Corp.	5,382	61,570
Fulton Financial Corp.	2,149	25,616

See accompanying notes to financial statements.
143

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Glacier Bancorp, Inc.	781	$ 24,344
Goldman Sachs Group, Inc.	3,581	1,155,016
Hancock Whitney Corp.	1,287	49,395
Hanmi Financial Corp.	625	9,331
Heritage Financial Corp.	540	8,732
Hilltop Holdings, Inc.	1,396	43,918
Home BancShares, Inc.	1,527	34,816
Hope Bancorp, Inc.	2,942	24,772
Huntington Bancshares, Inc.	21,547	232,277
Independent Bank Corp.	255	11,350
Independent Bank Group, Inc.	870	30,041
International Bancshares Corp.	701	30,984
JPMorgan Chase & Co.	31,279	4,549,218
KeyCorp	22,977	212,307
Lakeland Financial Corp.	164	7,957
M&T Bank Corp.	2,530	313,113
Morgan Stanley	13,962	1,192,355
National Bank Holdings Corp. Class A	323	9,380
NBT Bancorp, Inc.	570	18,155
New York Community Bancorp, Inc.	10,822	121,639
Northern Trust Corp.	2,205	163,479
Northfield Bancorp, Inc.	625	6,863
Northwest Bancshares, Inc.	1,685	17,861
OFG Bancorp	535	13,953
Old National Bancorp	3,097	43,172
Pacific Premier Bancorp, Inc.	1,420	29,366
PacWest Bancorp	2,897	23,611
Park National Corp. (b)	150	15,348
Pathward Financial, Inc.	540	25,034
Pinnacle Financial Partners, Inc.	1,144	64,808
PNC Financial Services Group, Inc.	5,987	754,063
Preferred Bank	151	8,303
Prosperity Bancshares, Inc.	1,003	56,649
Provident Financial Services, Inc.	1,009	16,487
Regions Financial Corp.	13,943	248,464
Renasant Corp.	744	19,441
S&T Bancorp, Inc.	632	17,184
Seacoast Banking Corp. of Florida	379	8,376
ServisFirst Bancshares, Inc. (b)	194	7,938
Simmons First National Corp. Class A	1,668	28,773
Southside Bancshares, Inc.	194	5,075
SouthState Corp.	801	52,706
State Street Corp. (d)	5,211	381,341
Stellar Bancorp, Inc.	336	7,691
Synovus Financial Corp.	3,583	108,386
Texas Capital Bancshares, Inc. (a)	719	37,028
Tompkins Financial Corp.	150	8,355
Triumph Financial, Inc. (a)	132	8,015
Truist Financial Corp.	33,254	1,009,259
TrustCo Bank Corp. NY	387	11,072
Trustmark Corp.	631	13,327
U.S. Bancorp	34,822	1,150,519
UMB Financial Corp.	1,070	65,163
United Bankshares, Inc.	1,497	44,416
Security Description	Shares	Value
United Community Banks, Inc.	816	$ 20,392
Valley National Bancorp	10,348	80,197
Veritex Holdings, Inc.	1,328	23,811
Washington Federal, Inc.	842	22,330
Webster Financial Corp.	1,839	69,422
Wells Fargo & Co.	56,754	2,422,261
Westamerica BanCorp	180	6,894
Wintrust Financial Corp.	907	65,866
WSFS Financial Corp.	535	20,180
Zions Bancorp NA	3,683	98,925
		23,217,553
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	59	18,198
Brown-Forman Corp. Class B	1,327	88,617
Celsius Holdings, Inc. (a) (b)	38	5,669
Coca-Cola Co.	16,161	973,215
Coca-Cola Consolidated, Inc.	65	41,341
Constellation Brands, Inc. Class A	666	163,923
Keurig Dr Pepper, Inc.	7,769	242,937
MGP Ingredients, Inc.	95	10,097
Molson Coors Beverage Co. Class B	2,808	184,879
Monster Beverage Corp. (a)	2,328	133,720
National Beverage Corp. (a)	338	16,342
PepsiCo, Inc.	5,621	1,041,122
		2,920,060
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	7,513	1,012,226
Amgen, Inc.	2,686	596,346
Arcus Biosciences, Inc. (a)	569	11,556
Arrowhead Pharmaceuticals, Inc. (a)	188	6,704
Biogen, Inc. (a)	741	211,074
Catalyst Pharmaceuticals, Inc. (a)	308	4,140
Coherus Biosciences, Inc. (a) (b)	688	2,938
Cytokinetics, Inc. (a)	90	2,936
Dynavax Technologies Corp. (a)	886	11,447
Emergent BioSolutions, Inc. (a)	622	4,572
Enanta Pharmaceuticals, Inc. (a)	155	3,317
Exelixis, Inc. (a)	1,526	29,162
Gilead Sciences, Inc.	6,427	495,329
Halozyme Therapeutics, Inc. (a)	354	12,769
Incyte Corp. (a)	734	45,691
Ironwood Pharmaceuticals, Inc. (a)	1,412	15,024
iTeos Therapeutics, Inc. (a)	265	3,509
Moderna, Inc. (a)	2,669	324,283
Myriad Genetics, Inc. (a)	534	12,378
Neurocrine Biosciences, Inc. (a)	208	19,614
Regeneron Pharmaceuticals, Inc. (a)	439	315,439
REGENXBIO, Inc. (a)	327	6,537
uniQure NV (a)	618	7,082
United Therapeutics Corp. (a)	233	51,435
Vanda Pharmaceuticals, Inc. (a)	533	3,512
Vericel Corp. (a)	63	2,367

See accompanying notes to financial statements.
144

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	786	$ 276,601
Vir Biotechnology, Inc. (a)	1,869	45,847
Xencor, Inc. (a)	320	7,990
		3,541,825
BROADLINE RETAIL — 2.3%
Amazon.com, Inc. (a)	36,356	4,739,368
eBay, Inc.	4,961	221,707
Etsy, Inc. (a)	312	26,399
Kohl's Corp.	3,017	69,542
Macy's, Inc.	6,939	111,371
Nordstrom, Inc.	2,992	61,246
Ollie's Bargain Outlet Holdings, Inc. (a)	298	17,263
		5,246,896
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	535	38,937
AAON, Inc.	40	3,792
Advanced Drainage Systems, Inc.	261	29,697
Allegion PLC	313	37,566
American Woodmark Corp. (a)	246	18,787
Apogee Enterprises, Inc.	367	17,421
AZZ, Inc.	189	8,214
Builders FirstSource, Inc. (a)	1,955	265,880
Carlisle Cos., Inc.	233	59,771
Carrier Global Corp.	4,194	208,484
Fortune Brands Innovations, Inc.	996	71,662
Gibraltar Industries, Inc. (a)	194	12,206
Griffon Corp.	433	17,450
Insteel Industries, Inc.	206	6,411
Johnson Controls International PLC	3,543	241,420
Lennox International, Inc.	152	49,563
Masco Corp.	1,154	66,217
Masterbrand, Inc. (a)	3,158	36,728
Owens Corning	990	129,195
PGT Innovations, Inc. (a)	632	18,423
Quanex Building Products Corp.	372	9,988
Resideo Technologies, Inc. (a)	1,879	33,183
Simpson Manufacturing Co., Inc.	187	25,900
Trane Technologies PLC	712	136,177
Trex Co., Inc. (a)	391	25,634
UFP Industries, Inc.	658	63,859
		1,632,565
CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	353	52,911
Ameriprise Financial, Inc.	761	252,774
Avantax, Inc. (a)	369	8,258
B Riley Financial, Inc.	394	18,116
BlackRock, Inc.	752	519,737
Brightsphere Investment Group, Inc.	688	14,414
Cboe Global Markets, Inc.	433	59,758
Charles Schwab Corp.	11,028	625,067
CME Group, Inc.	1,462	270,894
Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	307	$ 13,978
Evercore, Inc. Class A	380	46,964
FactSet Research Systems, Inc.	70	28,046
Federated Hermes, Inc.	808	28,967
Franklin Resources, Inc.	7,019	187,478
Interactive Brokers Group, Inc. Class A	1,536	127,596
Intercontinental Exchange, Inc.	2,323	262,685
Invesco Ltd.	11,681	196,358
Janus Henderson Group PLC	3,263	88,917
Jefferies Financial Group, Inc.	4,454	147,739
MarketAxess Holdings, Inc.	39	10,195
Moody's Corp.	337	117,182
MSCI, Inc.	74	34,727
Nasdaq, Inc.	1,824	90,926
Piper Sandler Cos.,	182	23,525
Raymond James Financial, Inc.	1,598	165,824
S&P Global, Inc.	691	277,015
SEI Investments Co.	826	49,246
Stifel Financial Corp.	996	59,431
StoneX Group, Inc. (a)	431	35,808
T Rowe Price Group, Inc.	1,809	202,644
Virtus Investment Partners, Inc.	65	12,836
WisdomTree, Inc.	526	3,608
		4,033,624
CHEMICALS — 2.2%
AdvanSix, Inc.	343	11,998
Air Products & Chemicals, Inc.	911	272,872
Albemarle Corp.	367	81,874
American Vanguard Corp.	186	3,324
Ashland, Inc.	380	33,026
Avient Corp.	803	32,843
Axalta Coating Systems Ltd. (a)	1,110	36,419
Balchem Corp.	102	13,751
Cabot Corp.	290	19,398
Celanese Corp.	1,488	172,310
CF Industries Holdings, Inc.	2,076	144,116
Chemours Co.	2,053	75,735
Corteva, Inc.	3,584	205,363
Dow, Inc.	17,664	940,785
DuPont de Nemours, Inc.	4,845	346,127
Eastman Chemical Co.	1,770	148,184
Ecolab, Inc.	772	144,125
FMC Corp.	529	55,196
FutureFuel Corp.	810	7,169
Hawkins, Inc.	115	5,484
HB Fuller Co.	379	27,102
Ingevity Corp. (a)	367	21,345
Innospec, Inc.	182	18,280
International Flavors & Fragrances, Inc.	1,843	146,684
Koppers Holdings, Inc.	375	12,787
Linde PLC	1,504	573,144
Livent Corp. (a) (b)	479	13,139

See accompanying notes to financial statements.
145

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
LyondellBasell Industries NV Class A	6,251	$ 574,029
Mativ Holdings, Inc.	822	12,429
Minerals Technologies, Inc.	307	17,711
Mosaic Co.	5,084	177,940
NewMarket Corp.	90	36,191
Olin Corp.	1,837	94,403
PPG Industries, Inc.	989	146,669
Quaker Chemical Corp.	82	15,982
RPM International, Inc.	625	56,081
Scotts Miracle-Gro Co. (b)	610	38,241
Sensient Technologies Corp.	296	21,054
Sherwin-Williams Co.	716	190,112
Stepan Co.	188	17,965
Trinseo PLC	989	12,531
Westlake Corp.	844	100,833
		5,074,751
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	829	35,357
Brady Corp. Class A	369	17,553
Brink's Co.	313	21,231
Cintas Corp.	183	90,966
Clean Harbors, Inc. (a)	251	41,272
Copart, Inc. (a)	967	88,200
CoreCivic, Inc. REIT (a)	3,655	34,393
Deluxe Corp.	1,072	18,739
Enviri Corp. (a)	1,480	14,608
GEO Group, Inc. (a)	4,023	28,805
Healthcare Services Group, Inc.	651	9,719
HNI Corp.	631	17,782
Interface, Inc.	766	6,733
Liquidity Services, Inc. (a)	184	3,036
Matthews International Corp. Class A	379	16,153
MillerKnoll, Inc.	697	10,302
MSA Safety, Inc.	140	24,354
OPENLANE, Inc. (a)	1,624	24,717
Pitney Bowes, Inc.	4,179	14,794
Republic Services, Inc.	1,483	227,151
Rollins, Inc.	811	34,735
Stericycle, Inc. (a)	536	24,892
Tetra Tech, Inc.	190	31,111
UniFirst Corp.	155	24,026
Viad Corp. (a)	184	4,946
Waste Management, Inc.	1,494	259,089
		1,124,664
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN Holdings, Inc.	380	4,001
Arista Networks, Inc. (a)	524	84,920
Calix, Inc. (a)	264	13,176
Ciena Corp. (a)	802	34,077
Cisco Systems, Inc.	20,879	1,080,280
Digi International, Inc. (a)	194	7,642
Extreme Networks, Inc. (a)	527	13,728
F5, Inc. (a)	239	34,956
Security Description	Shares	Value
Harmonic, Inc. (a)	817	$ 13,211
Juniper Networks, Inc.	1,669	52,290
Lumentum Holdings, Inc. (a) (b)	543	30,804
Motorola Solutions, Inc.	272	79,772
NETGEAR, Inc. (a)	730	10,337
NetScout Systems, Inc. (a)	532	16,465
Viasat, Inc. (a)	631	26,035
Viavi Solutions, Inc. (a)	1,005	11,387
		1,513,081
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	696	58,944
Arcosa, Inc.	369	27,959
Comfort Systems USA, Inc.	146	23,973
Dycom Industries, Inc. (a)	290	32,959
EMCOR Group, Inc.	346	63,934
Fluor Corp. (a)	1,501	44,430
Granite Construction, Inc.	537	21,362
MasTec, Inc. (a)	539	63,586
MDU Resources Group, Inc.	1,859	38,927
MYR Group, Inc. (a)	191	26,423
Quanta Services, Inc.	436	85,652
Valmont Industries, Inc.	69	20,082
		508,231
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	184	34,301
Knife River Corp. (a)	464	20,184
Martin Marietta Materials, Inc.	195	90,030
Vulcan Materials Co.	433	97,615
		242,130
CONSUMER FINANCE — 1.3%
American Express Co.	4,870	848,354
Bread Financial Holdings, Inc.	1,350	42,377
Capital One Financial Corp.	9,533	1,042,624
Discover Financial Services	2,824	329,984
Encore Capital Group, Inc. (a)	626	30,436
Enova International, Inc. (a)	769	40,849
EZCORP, Inc. Class A (a)	1,963	16,450
FirstCash Holdings, Inc.	270	25,199
Green Dot Corp. Class A (a)	1,175	22,020
Navient Corp.	2,839	52,749
PRA Group, Inc. (a)	536	12,248
PROG Holdings, Inc. (a)	1,233	39,604
SLM Corp.	3,596	58,687
Synchrony Financial	10,758	364,911
World Acceptance Corp. (a) (b)	120	16,081
		2,942,573
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Andersons, Inc.	811	37,428
BJ's Wholesale Club Holdings, Inc. (a)	1,002	63,136
Casey's General Stores, Inc.	301	73,408
Chefs' Warehouse, Inc. (a)	370	13,231
Costco Wholesale Corp.	1,846	993,849
Dollar General Corp.	1,125	191,002

See accompanying notes to financial statements.
146

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Dollar Tree, Inc. (a)	1,502	$ 215,537
Grocery Outlet Holding Corp. (a)	462	14,142
Kroger Co.	16,320	767,040
Performance Food Group Co. (a)	2,332	140,480
PriceSmart, Inc.	362	26,810
SpartanNash Co.	996	22,420
Sprouts Farmers Market, Inc. (a) (b)	1,120	41,138
Sysco Corp.	3,670	272,314
Target Corp.	3,716	490,140
U.S. Foods Holding Corp. (a)	5,438	239,272
United Natural Foods, Inc. (a)	1,464	28,621
Walgreens Boots Alliance, Inc.	17,624	502,108
Walmart, Inc.	21,209	3,333,631
		7,465,707
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	11,993	119,690
AptarGroup, Inc.	266	30,819
Avery Dennison Corp.	425	73,015
Ball Corp.	1,615	94,009
Greif, Inc. Class A	663	45,674
International Paper Co.	8,755	278,496
Myers Industries, Inc.	369	7,170
O-I Glass, Inc. (a)	1,630	34,768
Packaging Corp. of America	746	98,591
Sealed Air Corp.	1,045	41,800
Silgan Holdings, Inc.	765	35,871
Sonoco Products Co.	788	46,508
Westrock Co.	6,268	182,211
		1,088,622
DISTRIBUTORS — 0.1%
Genuine Parts Co.	725	122,692
LKQ Corp.	1,835	106,925
Pool Corp.	118	44,208
		273,825
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	647	22,218
Frontdoor, Inc. (a)	408	13,015
Graham Holdings Co. Class B	90	51,433
Grand Canyon Education, Inc. (a)	191	19,713
H&R Block, Inc.	1,102	35,121
Mister Car Wash, Inc. (a) (b)	1,223	11,802
Perdoceo Education Corp. (a)	1,001	12,282
Service Corp. International	891	57,550
Strategic Education, Inc.	180	12,211
Stride, Inc. (a)	331	12,323
		247,668
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	694	12,894
American Assets Trust, Inc. REIT	543	10,426
Armada Hoffler Properties, Inc. REIT	537	6,272
Essential Properties Realty Trust, Inc. REIT	624	14,689
Security Description	Shares	Value
Global Net Lease, Inc. REIT	2,607	$ 26,800
		71,081
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	108,171	1,725,327
ATN International, Inc.	183	6,698
Cogent Communications Holdings, Inc.	200	13,458
Consolidated Communications Holdings, Inc. (a)	2,333	8,935
Frontier Communications Parent, Inc. (a)	5,487	102,278
Iridium Communications, Inc.	264	16,400
Lumen Technologies, Inc. (b)	24,462	55,284
Verizon Communications, Inc.	104,798	3,897,438
		5,825,818
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	461	26,724
Alliant Energy Corp.	1,814	95,199
American Electric Power Co., Inc.	4,148	349,262
Constellation Energy Corp.	1,017	93,106
Duke Energy Corp.	5,569	499,762
Edison International	3,088	214,462
Entergy Corp.	1,978	192,598
Evergy, Inc.	2,167	126,596
Eversource Energy	2,520	178,718
Exelon Corp.	10,506	428,014
FirstEnergy Corp.	4,246	165,085
Hawaiian Electric Industries, Inc.	1,010	36,562
IDACORP, Inc.	330	33,858
NextEra Energy, Inc.	6,414	475,919
NRG Energy, Inc.	5,671	212,039
OGE Energy Corp.	1,879	67,475
Otter Tail Corp. (b)	301	23,767
PG&E Corp. (a)	12,998	224,605
Pinnacle West Capital Corp.	1,195	97,345
PNM Resources, Inc.	794	35,809
Portland General Electric Co.	817	38,260
PPL Corp.	7,781	205,885
Southern Co.	7,873	553,078
Xcel Energy, Inc.	3,956	245,945
		4,620,073
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	217	35,388
AMETEK, Inc.	519	84,016
Eaton Corp. PLC	1,630	327,793
Emerson Electric Co.	2,946	266,289
Encore Wire Corp.	182	33,839
EnerSys	371	40,261
Generac Holdings, Inc. (a)	327	48,765
Hubbell, Inc.	218	72,280
nVent Electric PLC	840	43,403
Powell Industries, Inc.	191	11,573
Regal Rexnord Corp.	334	51,403
Rockwell Automation, Inc.	257	84,669

See accompanying notes to financial statements.
147

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SunPower Corp. (a) (b)	683	$ 6,693
Sunrun, Inc. (a)	1,721	30,737
Vicor Corp. (a)	6	324
		1,137,433
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Advanced Energy Industries, Inc.	191	21,287
Amphenol Corp. Class A	1,455	123,602
Arrow Electronics, Inc. (a)	1,436	205,678
Avnet, Inc.	2,248	113,412
Badger Meter, Inc.	81	11,952
Belden, Inc.	181	17,313
Benchmark Electronics, Inc.	1,005	25,959
CDW Corp.	552	101,292
Cognex Corp.	419	23,472
Coherent Corp. (a)	1,002	51,082
Corning, Inc.	5,503	192,825
CTS Corp.	98	4,178
ePlus, Inc. (a)	350	19,705
Fabrinet (a)	230	29,872
Insight Enterprises, Inc. (a)	321	46,975
IPG Photonics Corp. (a)	230	31,239
Itron, Inc. (a)	377	27,182
Jabil, Inc.	1,990	214,781
Keysight Technologies, Inc. (a)	532	89,083
Knowles Corp. (a)	995	17,970
Littelfuse, Inc.	123	35,831
Methode Electronics, Inc.	375	12,570
National Instruments Corp.	397	22,788
Novanta, Inc. (a)	78	14,360
OSI Systems, Inc. (a)	183	21,563
PC Connection, Inc.	369	16,642
Plexus Corp. (a)	255	25,051
Rogers Corp. (a)	82	13,278
Sanmina Corp. (a)	870	52,435
ScanSource, Inc. (a)	809	23,914
TD SYNNEX Corp.	1,037	97,478
TE Connectivity Ltd.	1,592	223,135
Teledyne Technologies, Inc. (a)	178	73,177
Trimble, Inc. (a)	995	52,675
TTM Technologies, Inc. (a)	2,959	41,130
Vishay Intertechnology, Inc.	1,842	54,155
Vontier Corp.	799	25,736
Zebra Technologies Corp. Class A (a)	220	65,083
		2,239,860
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	1,998	20,479
Baker Hughes Co.	7,276	229,994
Bristow Group, Inc. (a)	676	19,421
ChampionX Corp.	800	24,832
Core Laboratories, Inc.	162	3,767
Dril-Quip, Inc. (a)	371	8,633
Halliburton Co.	4,541	149,808
Security Description	Shares	Value
Helix Energy Solutions Group, Inc. (a)	1,508	$ 11,129
Helmerich & Payne, Inc.	1,004	35,592
Nabors Industries Ltd. (a)	242	22,513
NexTier Oilfield Solutions, Inc. (a)	2,385	21,322
NOV, Inc.	2,843	45,602
Oceaneering International, Inc. (a)	740	13,838
Oil States International, Inc. (a)	1,002	7,485
Patterson-UTI Energy, Inc.	1,918	22,958
ProPetro Holding Corp. (a)	1,324	10,910
RPC, Inc.	2,352	16,817
Schlumberger NV	5,812	285,485
U.S. Silica Holdings, Inc. (a)	1,022	12,397
Valaris Ltd. (a)	245	15,418
		978,400
ENTERTAINMENT — 0.8%
Activision Blizzard, Inc. (a)	2,177	183,521
Cinemark Holdings, Inc. (a)	1,305	21,533
Electronic Arts, Inc.	797	103,371
Live Nation Entertainment, Inc. (a)	1,029	93,752
Marcus Corp. (b)	698	10,351
Netflix, Inc. (a)	1,001	440,931
Take-Two Interactive Software, Inc. (a)	531	78,142
Walt Disney Co. (a)	7,594	677,992
Warner Bros Discovery, Inc. (a)	17,837	223,676
World Wrestling Entertainment, Inc. Class A	203	22,019
		1,855,288
FINANCIAL SERVICES — 3.8%
Berkshire Hathaway, Inc. Class B (a)	16,503	5,627,523
Essent Group Ltd.	1,443	67,532
Euronet Worldwide, Inc. (a)	239	28,051
EVERTEC, Inc.	192	7,071
Fidelity National Information Services, Inc.	6,271	343,024
Fiserv, Inc. (a)	2,668	336,568
FleetCor Technologies, Inc. (a)	345	86,623
Global Payments, Inc.	1,904	187,582
Jack Henry & Associates, Inc.	225	37,649
Mastercard, Inc. Class A	774	304,414
MGIC Investment Corp.	4,384	69,223
Mr Cooper Group, Inc. (a)	1,840	93,178
NMI Holdings, Inc. Class A (a)	1,246	32,172
Payoneer Global, Inc. (a)	630	3,030
PayPal Holdings, Inc. (a)	4,749	316,901
Radian Group, Inc.	3,867	97,758
Visa, Inc. Class A	3,429	814,319
Voya Financial, Inc.	1,450	103,980
Walker & Dunlop, Inc.	458	36,223
Western Union Co.	9,193	107,834
WEX, Inc. (a)	151	27,493
		8,728,148

See accompanying notes to financial statements.
148

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	5,780	$ 436,737
B&G Foods, Inc.	1,622	22,578
Bunge Ltd.	3,687	347,869
Calavo Growers, Inc.	312	9,054
Cal-Maine Foods, Inc.	565	25,425
Campbell Soup Co.	2,120	96,905
Conagra Brands, Inc.	3,847	129,721
Darling Ingredients, Inc. (a)	1,157	73,805
Flowers Foods, Inc.	1,389	34,558
Fresh Del Monte Produce, Inc.	996	25,607
General Mills, Inc.	2,965	227,416
Hain Celestial Group, Inc. (a)	626	7,831
Hershey Co.	590	147,323
Hormel Foods Corp.	4,325	173,952
Hostess Brands, Inc. (a)	884	22,383
Ingredion, Inc.	533	56,471
J & J Snack Foods Corp.	128	20,270
J M Smucker Co.	771	113,854
John B Sanfilippo & Son, Inc.	75	8,795
Kellogg Co.	2,341	157,783
Kraft Heinz Co.	19,936	707,728
Lamb Weston Holdings, Inc.	303	34,830
Lancaster Colony Corp.	79	15,886
McCormick & Co., Inc.	993	86,619
Mondelez International, Inc. Class A	5,724	417,509
Pilgrim's Pride Corp. (a)	1,343	28,861
Post Holdings, Inc. (a)	732	63,428
Seneca Foods Corp. Class A (a)	187	6,111
Simply Good Foods Co. (a)	447	16,356
Tootsie Roll Industries, Inc.	383	13,562
TreeHouse Foods, Inc. (a)	461	23,225
Tyson Foods, Inc. Class A	7,030	358,811
		3,911,263
GAS UTILITIES — 0.2%
Atmos Energy Corp.	747	86,906
Chesapeake Utilities Corp.	123	14,637
National Fuel Gas Co.	817	41,961
New Jersey Resources Corp.	501	23,647
Northwest Natural Holding Co.	436	18,770
ONE Gas, Inc.	496	38,098
Southwest Gas Holdings, Inc.	685	43,600
Spire, Inc.	481	30,515
UGI Corp.	3,131	84,443
		382,577
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	392	38,730
Avis Budget Group, Inc. (a)	612	139,946
CSX Corp.	8,710	297,011
Heartland Express, Inc.	693	11,372
Hertz Global Holdings, Inc. (a)	3,967	72,953
JB Hunt Transport Services, Inc.	600	108,618
Knight-Swift Transportation Holdings, Inc.	1,467	81,507
Security Description	Shares	Value
Landstar System, Inc.	186	$ 35,812
Marten Transport Ltd.	987	21,220
Norfolk Southern Corp.	1,172	265,763
Old Dominion Freight Line, Inc.	218	80,605
RXO, Inc. (a)	940	21,310
Ryder System, Inc.	1,310	111,075
Saia, Inc. (a)	128	43,828
Union Pacific Corp.	2,567	525,260
Werner Enterprises, Inc.	622	27,480
XPO, Inc. (a)	2,833	167,147
		2,049,637
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	7,156	780,147
Align Technology, Inc. (a)	207	73,204
AngioDynamics, Inc. (a)	318	3,317
Artivion, Inc. (a)	8	138
Avanos Medical, Inc. (a)	363	9,278
Baxter International, Inc.	3,648	166,203
Becton Dickinson & Co.	1,145	302,291
Boston Scientific Corp. (a)	4,379	236,860
CONMED Corp.	44	5,979
Cooper Cos., Inc.	154	59,048
DENTSPLY SIRONA, Inc.	1,148	45,943
Dexcom, Inc. (a)	356	45,750
Edwards Lifesciences Corp. (a)	1,430	134,892
Embecta Corp.	206	4,450
Enovis Corp. (a)	710	45,525
Envista Holdings Corp. (a)	840	28,426
GE HealthCare Technologies, Inc.	3,194	259,481
Glaukos Corp. (a)	141	10,041
Globus Medical, Inc. Class A (a)	364	21,673
Haemonetics Corp. (a)	185	15,751
Hologic, Inc. (a)	1,354	109,633
ICU Medical, Inc. (a)	123	21,917
IDEXX Laboratories, Inc. (a)	78	39,174
Inari Medical, Inc. (a)	46	2,674
Insulet Corp. (a)	66	19,030
Integer Holdings Corp. (a)	193	17,102
Integra LifeSciences Holdings Corp. (a)	348	14,313
Intuitive Surgical, Inc. (a)	728	248,932
Lantheus Holdings, Inc. (a)	89	7,469
LivaNova PLC (a)	184	9,463
Masimo Corp. (a)	142	23,366
Medtronic PLC	9,762	860,032
Merit Medical Systems, Inc. (a)	186	15,557
Neogen Corp. (a)	745	16,204
NuVasive, Inc. (a)	193	8,027
Omnicell, Inc. (a)	131	9,651
OraSure Technologies, Inc. (a)	542	2,715
Orthofix Medical, Inc. (a)	235	4,244
Penumbra, Inc. (a)	44	15,139
QuidelOrtho Corp. (a)	534	44,247
ResMed, Inc.	164	35,834
Shockwave Medical, Inc. (a)	34	9,704
STAAR Surgical Co. (a)	81	4,258

See accompanying notes to financial statements.
149

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
STERIS PLC	235	$ 52,870
Stryker Corp.	709	216,309
Tandem Diabetes Care, Inc. (a)	82	2,012
Teleflex, Inc.	146	35,336
Varex Imaging Corp. (a)	191	4,502
Zimmer Biomet Holdings, Inc.	847	123,323
		4,221,434
HEALTH CARE PROVIDERS & SERVICES — 5.4%
Acadia Healthcare Co., Inc. (a)	457	36,395
AdaptHealth Corp. (a)	1,892	23,026
Addus HomeCare Corp. (a)	69	6,396
Agiliti, Inc. (a) (b)	822	13,563
Amedisys, Inc. (a)	266	24,323
AmerisourceBergen Corp.	4,048	778,957
AMN Healthcare Services, Inc. (a)	324	35,355
Apollo Medical Holdings, Inc. (a)	230	7,268
Cardinal Health, Inc.	6,343	599,858
Centene Corp. (a)	13,559	914,555
Chemed Corp.	37	20,042
Cigna Group	4,460	1,251,476
Community Health Systems, Inc. (a)	3,350	14,740
CorVel Corp. (a)	51	9,868
Cross Country Healthcare, Inc. (a)	457	12,833
CVS Health Corp.	31,972	2,210,224
DaVita, Inc. (a)	1,430	143,672
Elevance Health, Inc.	1,924	854,814
Encompass Health Corp.	853	57,757
Enhabit, Inc. (a)	339	3,899
Ensign Group, Inc.	188	17,946
Fulgent Genetics, Inc. (a) (b)	494	18,293
HCA Healthcare, Inc.	1,712	519,558
HealthEquity, Inc. (a)	186	11,744
Henry Schein, Inc. (a)	1,026	83,209
Humana, Inc.	903	403,758
Laboratory Corp. of America Holdings	713	172,068
McKesson Corp.	3,371	1,440,462
ModivCare, Inc. (a)	124	5,606
Molina Healthcare, Inc. (a)	472	142,185
NeoGenomics, Inc. (a)	706	11,345
OmniAb, Inc. (a) (f)	38	—
Option Care Health, Inc. (a)	895	29,079
Owens & Minor, Inc. (a)	1,878	35,757
Patterson Cos., Inc.	1,200	39,912
Pediatrix Medical Group, Inc. (a)	1,188	16,881
Progyny, Inc. (a)	175	6,885
Quest Diagnostics, Inc.	895	125,801
R1 RCM, Inc. (a)	1,154	21,291
RadNet, Inc. (a)	388	12,657
Select Medical Holdings Corp.	1,555	49,542
Tenet Healthcare Corp. (a)	2,663	216,715
U.S. Physical Therapy, Inc.	80	9,711
UnitedHealth Group, Inc.	3,961	1,903,815
Security Description	Shares	Value
Universal Health Services, Inc. Class B	959	$ 151,301
		12,464,542
HEALTH CARE REITs — 0.4%
CareTrust REIT, Inc.	919	18,251
Community Healthcare Trust, Inc. REIT	224	7,397
Healthcare Realty Trust, Inc. REIT	1,915	36,117
Healthpeak Properties, Inc. REIT	4,412	88,681
LTC Properties, Inc. REIT	374	12,350
Medical Properties Trust, Inc. REIT (b)	14,744	136,529
Omega Healthcare Investors, Inc. REIT	3,515	107,875
Physicians Realty Trust REIT	1,786	24,986
Sabra Health Care REIT, Inc.	5,686	66,924
Universal Health Realty Income Trust REIT	8	381
Ventas, Inc. REIT	2,891	136,658
Welltower, Inc. REIT	2,557	206,836
		842,985
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	332	6,046
Computer Programs & Systems, Inc. (a)	8	198
NextGen Healthcare, Inc. (a)	366	5,936
Veradigm, Inc. (a)	1,523	19,190
		31,370
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	810	7,582
DiamondRock Hospitality Co. REIT	1,783	14,282
Host Hotels & Resorts, Inc. REIT	3,720	62,607
Park Hotels & Resorts, Inc. REIT	3,389	43,447
Pebblebrook Hotel Trust REIT (b)	1,962	27,350
Service Properties Trust REIT	2,471	21,473
Summit Hotel Properties, Inc. REIT	1,296	8,437
Sunstone Hotel Investors, Inc. REIT	1,699	17,194
Xenia Hotels & Resorts, Inc. REIT	985	12,125
		214,497
HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	1,885	81,149
BJ's Restaurants, Inc. (a)	133	4,229
Bloomin' Brands, Inc.	804	21,620
Booking Holdings, Inc. (a)	85	229,528
Boyd Gaming Corp.	541	37,529
Brinker International, Inc. (a)	576	21,082
Caesars Entertainment, Inc. (a)	1,079	54,997
Carnival Corp. (a)	14,964	281,772
Cheesecake Factory, Inc. (b)	373	12,898
Chipotle Mexican Grill, Inc. (a)	62	132,618
Choice Hotels International, Inc. (b)	87	10,224
Churchill Downs, Inc.	66	9,185
Chuy's Holdings, Inc. (a)	51	2,082

See accompanying notes to financial statements.
150

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc. (b)	213	$ 19,847
Darden Restaurants, Inc.	612	102,253
Dave & Buster's Entertainment, Inc. (a)	188	8,377
Dine Brands Global, Inc.	168	9,749
Domino's Pizza, Inc.	114	38,417
El Pollo Loco Holdings, Inc.	630	5,525
Expedia Group, Inc. (a)	762	83,355
Golden Entertainment, Inc. (a)	239	9,990
Hilton Grand Vacations, Inc. (a)	642	29,173
Hilton Worldwide Holdings, Inc.	244	35,514
Jack in the Box, Inc.	140	13,654
Las Vegas Sands Corp. (a)	1,651	95,758
Light & Wonder, Inc. (a)	992	68,210
Marriott International, Inc. Class A	551	101,213
Marriott Vacations Worldwide Corp.	276	33,871
McDonald's Corp.	1,648	491,780
MGM Resorts International	2,274	99,874
Monarch Casino & Resort, Inc.	180	12,681
Norwegian Cruise Line Holdings Ltd. (a)	2,172	47,284
Papa John's International, Inc.	132	9,746
Penn Entertainment, Inc. (a)	1,638	39,361
Royal Caribbean Cruises Ltd. (a)	882	91,499
Sabre Corp. (a) (b)	1,268	4,045
Shake Shack, Inc. Class A (a)	35	2,720
Six Flags Entertainment Corp. (a)	353	9,171
Starbucks Corp.	2,588	256,367
Texas Roadhouse, Inc.	337	37,838
Travel & Leisure Co.	674	27,189
Wendy's Co.	1,156	25,143
Wingstop, Inc.	28	5,605
Wyndham Hotels & Resorts, Inc.	364	24,960
Wynn Resorts Ltd.	93	9,822
Yum! Brands, Inc.	631	87,425
		2,836,329
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	46	13,570
Century Communities, Inc.	744	57,005
DR Horton, Inc.	2,854	347,303
Ethan Allen Interiors, Inc.	375	10,605
Garmin Ltd.	1,110	115,762
Green Brick Partners, Inc. (a)	404	22,947
Helen of Troy Ltd. (a) (b)	257	27,761
Installed Building Products, Inc.	134	18,781
iRobot Corp. (a)	180	8,145
KB Home	1,218	62,983
La-Z-Boy, Inc.	645	18,473
Leggett & Platt, Inc.	2,069	61,284
Lennar Corp. Class A	3,784	474,173
LGI Homes, Inc. (a)	214	28,867
M/I Homes, Inc. (a)	722	62,951
MDC Holdings, Inc.	1,431	66,928
Meritage Homes Corp.	544	77,395
Mohawk Industries, Inc. (a)	1,380	142,361
Security Description	Shares	Value
Newell Brands, Inc.	9,517	$ 82,798
NVR, Inc. (a)	23	146,064
PulteGroup, Inc.	2,387	185,422
Sonos, Inc. (a)	565	9,227
Taylor Morrison Home Corp. (a)	2,669	130,167
Tempur Sealy International, Inc.	854	34,220
Toll Brothers, Inc.	1,535	121,373
TopBuild Corp. (a)	162	43,095
Tri Pointe Homes, Inc. (a)	2,804	92,139
Whirlpool Corp.	1,400	208,306
		2,670,105
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a)	182	7,056
Central Garden & Pet Co. Class A (a)	550	20,053
Church & Dwight Co., Inc.	718	71,965
Clorox Co.	507	80,633
Colgate-Palmolive Co.	2,603	200,535
Energizer Holdings, Inc.	799	26,831
Kimberly-Clark Corp.	1,697	234,288
Procter & Gamble Co.	9,610	1,458,221
WD-40 Co. (b)	4	755
		2,100,337
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	4,832	100,167
Ormat Technologies, Inc.	164	13,196
		113,363
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,924	592,933
General Electric Co.	5,472	601,099
Honeywell International, Inc.	2,740	568,550
		1,762,582
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	89	15,451
First Industrial Realty Trust, Inc. REIT	424	22,319
Innovative Industrial Properties, Inc. REIT	295	21,538
LXP Industrial Trust REIT	2,148	20,943
Prologis, Inc. REIT	2,891	354,523
Rexford Industrial Realty, Inc. REIT	577	30,131
		464,905
INSURANCE — 4.3%
Aflac, Inc.	8,361	583,598
Allstate Corp.	3,928	428,309
Ambac Financial Group, Inc. (a)	985	14,026
American Equity Investment Life Holding Co.	1,824	95,049
American Financial Group, Inc.	1,721	204,369
American International Group, Inc.	18,072	1,039,863
AMERISAFE, Inc.	184	9,811
Aon PLC Class A	437	150,852

See accompanying notes to financial statements.
151

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Arch Capital Group Ltd. (a)	2,988	$ 223,652
Arthur J Gallagher & Co.	649	142,501
Assurant, Inc.	789	99,193
Assured Guaranty Ltd.	902	50,332
Brighthouse Financial, Inc. (a)	1,680	79,548
Brown & Brown, Inc.	865	59,547
Chubb Ltd.	3,792	730,188
Cincinnati Financial Corp.	1,270	123,596
CNO Financial Group, Inc.	3,022	71,531
Employers Holdings, Inc.	366	13,692
Everest Re Group Ltd.	455	155,546
First American Financial Corp.	2,547	145,230
Genworth Financial, Inc. Class A (a)	12,844	64,220
Globe Life, Inc.	729	79,913
Hanover Insurance Group, Inc.	520	58,776
Hartford Financial Services Group, Inc.	4,703	338,710
HCI Group, Inc. (b)	55	3,398
Horace Mann Educators Corp.	611	18,122
James River Group Holdings Ltd.	946	17,274
Kemper Corp.	956	46,137
Kinsale Capital Group, Inc.	56	20,955
Lincoln National Corp.	3,978	102,473
Loews Corp.	4,803	285,202
Marsh & McLennan Cos., Inc.	1,512	284,377
Mercury General Corp.	814	24,640
MetLife, Inc.	16,227	917,312
Old Republic International Corp.	6,791	170,929
Palomar Holdings, Inc. (a)	80	4,643
Primerica, Inc.	191	37,772
Principal Financial Group, Inc.	5,604	425,007
ProAssurance Corp.	810	12,223
Progressive Corp.	2,940	389,168
Prudential Financial, Inc.	9,058	799,097
Reinsurance Group of America, Inc.	1,640	227,452
RenaissanceRe Holdings Ltd.	408	76,100
RLI Corp.	178	24,292
Safety Insurance Group, Inc.	181	12,981
Selective Insurance Group, Inc.	435	41,738
SiriusPoint Ltd. (a)	2,677	24,173
Stewart Information Services Corp.	690	28,387
Travelers Cos., Inc.	2,442	424,078
Trupanion, Inc. (a) (b)	111	2,184
United Fire Group, Inc.	581	13,165
Universal Insurance Holdings, Inc.	823	12,699
Unum Group	4,603	219,563
W R Berkley Corp.	1,862	110,901
Willis Towers Watson PLC	772	181,806
		9,920,300
INTERACTIVE MEDIA & SERVICES — 3.9%
Alphabet, Inc. Class A (a)	24,685	2,954,795
Alphabet, Inc. Class C (a)	21,236	2,568,919
Cars.com, Inc. (a)	320	6,342
Match Group, Inc. (a)	1,125	47,081
Meta Platforms, Inc. Class A (a)	11,533	3,309,740
Security Description	Shares	Value
QuinStreet, Inc. (a)	625	$ 5,519
Shutterstock, Inc.	118	5,743
TripAdvisor, Inc. (a)	519	8,558
Yelp, Inc. (a)	492	17,914
Ziff Davis, Inc. (a)	312	21,859
		8,946,470
IT SERVICES — 1.0%
Accenture PLC Class A	1,999	616,851
Akamai Technologies, Inc. (a)	812	72,974
Cognizant Technology Solutions Corp. Class A	3,680	240,230
DXC Technology Co. (a)	5,607	149,819
EPAM Systems, Inc. (a)	160	35,960
Gartner, Inc. (a)	179	62,706
International Business Machines Corp.	7,434	994,744
Kyndryl Holdings, Inc. (a)	5,478	72,748
Perficient, Inc. (a)	124	10,333
VeriSign, Inc. (a)	239	54,007
		2,310,372
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	567	49,125
Hasbro, Inc.	1,372	88,865
Mattel, Inc. (a)	2,561	50,042
Polaris, Inc.	439	53,088
Sturm Ruger & Co., Inc.	175	9,268
Topgolf Callaway Brands Corp. (a)	1,535	30,470
Vista Outdoor, Inc. (a)	1,393	38,544
YETI Holdings, Inc. (a)	210	8,156
		327,558
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	617	74,194
Azenta, Inc. (a) (b)	1,701	79,403
Bio-Rad Laboratories, Inc. Class A (a)	174	65,967
Bio-Techne Corp.	171	13,959
Bruker Corp.	228	16,854
Charles River Laboratories International, Inc. (a)	210	44,152
Danaher Corp.	2,063	495,120
Illumina, Inc. (a)	324	60,747
IQVIA Holdings, Inc. (a)	751	168,802
Medpace Holdings, Inc. (a)	130	31,222
Mettler-Toledo International, Inc. (a)	35	45,907
Repligen Corp. (a)	99	14,005
Revvity, Inc.	510	60,583
Sotera Health Co. (a)	798	15,034
Syneos Health, Inc. (a)	1,536	64,727
Thermo Fisher Scientific, Inc.	829	432,531
Waters Corp. (a)	133	35,450
West Pharmaceutical Services, Inc.	83	31,745
		1,750,402
MACHINERY — 1.7%
3D Systems Corp. (a)	203	2,016

See accompanying notes to financial statements.
152

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
AGCO Corp.	593	$ 77,932
Alamo Group, Inc.	65	11,954
Albany International Corp. Class A	180	16,790
Astec Industries, Inc.	181	8,225
Barnes Group, Inc.	473	19,956
Caterpillar, Inc.	2,616	643,667
Chart Industries, Inc. (a)	142	22,690
CIRCOR International, Inc. (a)	170	9,597
Crane Co.	392	34,935
Crane NXT Co.	45	2,540
Cummins, Inc.	1,020	250,063
Deere & Co.	1,108	448,951
Donaldson Co., Inc.	490	30,630
Dover Corp.	551	81,355
Enerpac Tool Group Corp.	372	10,044
EnPro Industries, Inc.	219	29,243
Esab Corp.	326	21,692
ESCO Technologies, Inc.	180	18,653
Federal Signal Corp.	190	12,166
Flowserve Corp.	1,002	37,224
Fortive Corp.	1,450	108,417
Franklin Electric Co., Inc.	194	19,963
Graco, Inc.	382	32,986
Greenbrier Cos., Inc.	819	35,299
Hillenbrand, Inc.	679	34,819
IDEX Corp.	170	36,594
Illinois Tool Works, Inc.	863	215,888
Ingersoll Rand, Inc.	912	59,608
ITT, Inc.	441	41,106
John Bean Technologies Corp.	141	17,103
Kennametal, Inc.	895	25,409
Lincoln Electric Holdings, Inc.	219	43,500
Lindsay Corp.	6	716
Middleby Corp. (a)	286	42,279
Mueller Industries, Inc. (b)	494	43,116
Nordson Corp.	185	45,913
Oshkosh Corp.	702	60,786
Otis Worldwide Corp.	935	83,224
PACCAR, Inc.	2,693	225,270
Parker-Hannifin Corp.	528	205,941
Pentair PLC	814	52,584
Proto Labs, Inc. (a)	30	1,049
Snap-on, Inc.	273	78,676
SPX Technologies, Inc. (a)	191	16,229
Standex International Corp.	111	15,703
Stanley Black & Decker, Inc.	2,339	219,188
Tennant Co.	163	13,221
Terex Corp.	543	32,488
Timken Co.	537	49,152
Titan International, Inc. (a)	1,502	17,243
Toro Co.	370	37,611
Trinity Industries, Inc.	1,273	32,729
Wabash National Corp.	435	11,153
Watts Water Technologies, Inc. Class A	111	20,394
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	914	$ 100,238
Xylem, Inc.	541	60,927
		3,926,845
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	552	42,476
Matson, Inc.	930	72,289
		114,765
MEDIA — 1.7%
AMC Networks, Inc. Class A (a)	986	11,783
Cable One, Inc.	53	34,825
Charter Communications, Inc. Class A (a)	2,592	952,223
Comcast Corp. Class A	44,467	1,847,604
DISH Network Corp. Class A (a) (b)	6,282	41,398
EW Scripps Co. Class A (a)	1,610	14,732
Fox Corp. Class A	4,432	150,688
Fox Corp. Class B	2,060	65,693
Interpublic Group of Cos., Inc.	2,811	108,448
John Wiley & Sons, Inc. Class A	532	18,104
New York Times Co. Class A	350	13,783
News Corp. Class A	3,652	71,214
News Corp. Class B	1,198	23,625
Nexstar Media Group, Inc.	397	66,120
Omnicom Group, Inc.	1,462	139,109
Paramount Global Class B	12,431	197,777
Scholastic Corp.	378	14,701
TechTarget, Inc. (a)	113	3,518
TEGNA, Inc.	3,330	54,079
Thryv Holdings, Inc. (a)	781	19,213
		3,848,637
METALS & MINING — 0.9%
Alcoa Corp.	1,614	54,763
Arconic Corp. (a)	1,362	40,288
ATI, Inc. (a)	532	23,530
Carpenter Technology Corp.	528	29,637
Century Aluminum Co. (a)	501	4,369
Cleveland-Cliffs, Inc. (a)	12,687	212,634
Commercial Metals Co.	1,238	65,193
Compass Minerals International, Inc.	367	12,478
Freeport-McMoRan, Inc.	7,183	287,320
Haynes International, Inc.	183	9,300
Kaiser Aluminum Corp.	181	12,967
Materion Corp.	82	9,364
MP Materials Corp. (a) (b)	476	10,891
Newmont Corp.	6,405	273,237
Nucor Corp.	2,676	438,811
Olympic Steel, Inc.	367	17,983
Reliance Steel & Aluminum Co.	474	128,734
Royal Gold, Inc.	253	29,039
Steel Dynamics, Inc.	1,765	192,261
SunCoke Energy, Inc.	2,080	16,370
TimkenSteel Corp. (a)	533	11,497

See accompanying notes to financial statements.
153

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
U.S. Steel Corp.	5,580	$ 139,556
Warrior Met Coal, Inc.	1,273	49,583
Worthington Industries, Inc.	776	53,909
		2,123,714
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Annaly Capital Management, Inc. REIT	12,414	248,404
Apollo Commercial Real Estate Finance, Inc. REIT	3,533	39,994
ARMOUR Residential REIT, Inc. (b)	3,402	18,133
Ellington Financial, Inc. REIT (b)	713	9,839
Franklin BSP Realty Trust, Inc. REIT	852	12,064
Invesco Mortgage Capital, Inc. REIT (b)	866	9,933
KKR Real Estate Finance Trust, Inc. REIT	1,149	13,983
New York Mortgage Trust, Inc. REIT	2,395	23,758
PennyMac Mortgage Investment Trust REIT (b)	2,378	32,055
Ready Capital Corp. REIT (b)	4,020	45,346
Redwood Trust, Inc. REIT	3,067	19,537
Two Harbors Investment Corp. REIT	2,509	34,825
Starwood Property Trust, Inc. REIT	7,622	147,867
		655,738
MULTI-UTILITIES — 0.9%
Ameren Corp.	1,870	152,723
Avista Corp.	684	26,861
Black Hills Corp.	696	41,941
CenterPoint Energy, Inc.	4,550	132,633
CMS Energy Corp.	1,500	88,125
Consolidated Edison, Inc.	2,863	258,815
Dominion Energy, Inc.	6,725	348,288
DTE Energy Co.	2,225	244,794
NiSource, Inc.	3,293	90,064
NorthWestern Corp.	640	36,326
Public Service Enterprise Group, Inc.	3,610	226,022
Sempra Energy	2,272	330,780
Unitil Corp.	227	11,511
WEC Energy Group, Inc.	2,280	201,187
		2,190,070
OFFICE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	1,141	129,492
Boston Properties, Inc. REIT	1,507	86,788
Brandywine Realty Trust REIT	2,466	11,467
Corporate Office Properties Trust REIT	988	23,465
Cousins Properties, Inc. REIT	2,261	51,551
Douglas Emmett, Inc. REIT (b)	4,328	54,403
Security Description	Shares	Value
Easterly Government Properties, Inc. REIT (b)	1,355	$ 19,648
Highwoods Properties, Inc. REIT	2,589	61,903
Hudson Pacific Properties, Inc. REIT	3,221	13,593
JBG SMITH Properties REIT	2,436	36,637
Kilroy Realty Corp. REIT	2,593	78,023
Office Properties Income Trust REIT	1,326	10,210
Orion Office REIT, Inc.	873	5,771
SL Green Realty Corp. REIT (b)	1,586	47,659
Vornado Realty Trust REIT	4,003	72,614
		703,224
OIL, GAS & CONSUMABLE FUELS — 7.2%
Antero Midstream Corp.	8,163	94,691
Antero Resources Corp. (a)	2,919	67,225
APA Corp.	4,802	164,084
Callon Petroleum Co. (a)	1,260	44,188
Chevron Corp.	16,135	2,538,842
Chord Energy Corp.	621	95,510
Civitas Resources, Inc.	1,280	88,794
CNX Resources Corp. (a)	2,630	46,604
Comstock Resources, Inc. (b)	2,253	26,135
ConocoPhillips	11,185	1,158,878
CONSOL Energy, Inc.	402	27,260
Coterra Energy, Inc.	11,773	297,857
CVR Energy, Inc.	716	21,451
Devon Energy Corp.	5,278	255,138
Diamondback Energy, Inc.	1,941	254,970
Dorian LPG Ltd.	799	20,494
DT Midstream, Inc.	1,021	50,611
EOG Resources, Inc.	4,740	542,446
EQT Corp.	3,881	159,626
Equitrans Midstream Corp.	11,127	106,374
Exxon Mobil Corp.	37,420	4,013,295
Green Plains, Inc. (a)	512	16,507
Hess Corp.	907	123,307
HF Sinclair Corp.	3,464	154,529
Kinder Morgan, Inc.	29,536	508,610
Marathon Oil Corp.	9,479	218,207
Marathon Petroleum Corp.	10,590	1,234,794
Matador Resources Co.	1,185	61,999
Murphy Oil Corp.	2,195	84,068
Northern Oil & Gas, Inc.	860	29,515
Occidental Petroleum Corp.	7,686	451,937
ONEOK, Inc.	3,610	222,809
Par Pacific Holdings, Inc. (a)	1,332	35,444
PBF Energy, Inc. Class A	2,934	120,118
PDC Energy, Inc.	1,376	97,889
Phillips 66	11,472	1,094,199
Pioneer Natural Resources Co.	3,548	735,075
Range Resources Corp.	1,749	51,421
REX American Resources Corp. (a)	24	835
SM Energy Co.	3,021	95,554
Southwestern Energy Co. (a)	27,168	163,280
Talos Energy, Inc. (a)	2,852	39,557

See accompanying notes to financial statements.
154

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Targa Resources Corp.	1,635	$ 124,423
Valero Energy Corp.	5,483	643,156
Vital Energy, Inc. (a) (b)	376	16,976
Williams Cos., Inc.	9,831	320,785
World Kinect Corp.	1,778	36,769
		16,756,236
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	380	11,902
Louisiana-Pacific Corp.	1,767	132,490
Mercer International, Inc.	1,337	10,789
Sylvamo Corp.	881	35,636
		190,817
PASSENGER AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	1,247	66,315
Allegiant Travel Co. (a)	236	29,802
American Airlines Group, Inc. (a)	9,716	174,305
Delta Air Lines, Inc. (a)	6,779	322,274
Hawaiian Holdings, Inc. (a)	1,521	16,381
JetBlue Airways Corp. (a)	7,972	70,632
SkyWest, Inc. (a)	1,361	55,420
Southwest Airlines Co.	4,798	173,736
Sun Country Airlines Holdings, Inc. (a)	271	6,092
United Airlines Holdings, Inc. (a)	4,880	267,766
		1,182,723
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	475	17,385
Coty, Inc. Class A (a)	3,876	47,636
Edgewell Personal Care Co.	414	17,102
elf Beauty, Inc. (a)	48	5,483
Estee Lauder Cos., Inc. Class A	706	138,644
Inter Parfums, Inc.	75	10,142
Medifast, Inc.	84	7,742
Nu Skin Enterprises, Inc. Class A	659	21,879
USANA Health Sciences, Inc. (a)	182	11,473
		277,486
PHARMACEUTICALS — 2.9%
Amphastar Pharmaceuticals, Inc. (a)	388	22,298
Bristol-Myers Squibb Co.	10,962	701,020
Catalent, Inc. (a)	766	33,214
Collegium Pharmaceutical, Inc. (a)	383	8,231
Corcept Therapeutics, Inc. (a)	380	8,455
Eli Lilly & Co.	1,291	605,453
Harmony Biosciences Holdings, Inc. (a)	221	7,777
Innoviva, Inc. (a)	1,751	22,290
Jazz Pharmaceuticals PLC (a)	340	42,150
Johnson & Johnson	11,055	1,829,824
Ligand Pharmaceuticals, Inc. (a)	51	3,677
Merck & Co., Inc.	10,532	1,215,288
Organon & Co.	3,796	78,995
Pacira BioSciences, Inc. (a)	180	7,213
Perrigo Co. PLC	1,425	48,379
Security Description	Shares	Value
Pfizer, Inc.	46,175	$ 1,693,699
Phibro Animal Health Corp. Class A	532	7,288
Prestige Consumer Healthcare, Inc. (a)	380	22,583
Supernus Pharmaceuticals, Inc. (a)	374	11,242
Viatris, Inc.	29,853	297,933
Zoetis, Inc.	426	73,361
		6,740,370
PROFESSIONAL SERVICES — 0.6%
ASGN, Inc. (a)	387	29,269
Automatic Data Processing, Inc.	934	205,284
Broadridge Financial Solutions, Inc.	366	60,621
CACI International, Inc. Class A (a)	215	73,281
Concentrix Corp.	346	27,939
CoStar Group, Inc. (a)	856	76,184
CSG Systems International, Inc.	187	9,862
Equifax, Inc.	239	56,237
ExlService Holdings, Inc. (a)	101	15,257
Exponent, Inc.	32	2,986
Forrester Research, Inc. (a)	8	233
FTI Consulting, Inc. (a)	140	26,628
Genpact Ltd.	928	34,865
Heidrick & Struggles International, Inc.	187	4,950
Insperity, Inc.	184	21,889
Jacobs Solutions, Inc.	688	81,796
KBR, Inc.	560	36,434
Kelly Services, Inc. Class A	992	17,469
Korn Ferry	364	18,032
Leidos Holdings, Inc.	1,041	92,108
ManpowerGroup, Inc.	1,367	108,540
Maximus, Inc.	464	39,213
NV5 Global, Inc. (a)	81	8,972
Paychex, Inc.	973	108,849
Paylocity Holding Corp. (a)	54	9,965
Resources Connection, Inc.	383	6,017
Robert Half International, Inc.	779	58,596
Science Applications International Corp.	440	49,491
TrueBlue, Inc. (a)	460	8,147
TTEC Holdings, Inc.	549	18,578
Verisk Analytics, Inc.	271	61,254
Verra Mobility Corp. (a)	449	8,854
		1,377,800
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	2,938	19,626
CBRE Group, Inc. Class A (a)	2,548	205,649
Cushman & Wakefield PLC (a)	4,001	32,728
Jones Lang LaSalle, Inc. (a)	1,166	181,663
Kennedy-Wilson Holdings, Inc.	1,238	20,216
Marcus & Millichap, Inc.	369	11,627
RE/MAX Holdings, Inc. Class A	364	7,011
St. Joe Co.	194	9,378
		487,898

See accompanying notes to financial statements.
155

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
RESIDENTIAL REITs — 0.4%
Apartment Income REIT Corp.	1,200	$ 43,308
AvalonBay Communities, Inc. REIT	1,009	190,973
Camden Property Trust REIT	552	60,096
Centerspace REIT	180	11,045
Elme Communities REIT	991	16,292
Equity Residential REIT	2,463	162,484
Essex Property Trust, Inc. REIT	467	109,418
Independence Realty Trust, Inc. REIT	1,172	21,354
Invitation Homes, Inc. REIT	2,919	100,414
Mid-America Apartment Communities, Inc. REIT	486	73,804
NexPoint Residential Trust, Inc. REIT	84	3,820
UDR, Inc. REIT	1,300	55,848
Veris Residential, Inc. REIT (a)	989	15,874
		864,730
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	541	7,785
Agree Realty Corp. REIT	456	29,818
Brixmor Property Group, Inc. REIT	2,169	47,718
Federal Realty Investment Trust REIT	357	34,547
Getty Realty Corp. REIT	534	18,060
Kimco Realty Corp. REIT	4,472	88,188
Kite Realty Group Trust REIT	894	19,972
Macerich Co. REIT	2,763	31,139
NNN REIT, Inc.	1,476	63,158
Realty Income Corp. REIT	3,550	212,255
Regency Centers Corp. REIT	1,116	68,935
Retail Opportunity Investments Corp. REIT	669	9,038
RPT Realty REIT	809	8,454
Saul Centers, Inc. REIT	172	6,335
Simon Property Group, Inc. REIT	1,003	115,826
SITE Centers Corp. REIT	1,609	21,271
Spirit Realty Capital, Inc. REIT	1,140	44,893
Tanger Factory Outlet Centers, Inc. REIT	540	11,918
Urban Edge Properties REIT	996	15,368
Urstadt Biddle Properties, Inc. Class A REIT	534	11,353
Whitestone REIT	426	4,132
		870,163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Micro Devices, Inc. (a)	3,630	413,493
Allegro MicroSystems, Inc. (a)	265	11,962
Alpha & Omega Semiconductor Ltd. (a)	549	18,007
Amkor Technology, Inc.	2,579	76,725
Analog Devices, Inc.	1,549	301,761
Applied Materials, Inc.	2,582	373,202
Axcelis Technologies, Inc. (a)	98	17,966
Broadcom, Inc.	1,318	1,143,273
Security Description	Shares	Value
CEVA, Inc. (a)	183	$ 4,676
Cirrus Logic, Inc. (a)	230	18,632
Cohu, Inc. (a)	137	5,694
Diodes, Inc. (a)	194	17,943
Enphase Energy, Inc. (a)	144	24,117
First Solar, Inc. (a)	226	42,960
FormFactor, Inc. (a)	361	12,353
Ichor Holdings Ltd. (a)	148	5,550
Intel Corp.	63,092	2,109,796
KLA Corp.	422	204,678
Kulicke & Soffa Industries, Inc.	314	18,667
Lam Research Corp.	419	269,358
Lattice Semiconductor Corp. (a)	208	19,983
MACOM Technology Solutions Holdings, Inc. (a)	209	13,696
MaxLinear, Inc. (a)	373	11,772
Microchip Technology, Inc.	1,673	149,884
Micron Technology, Inc.	8,974	566,349
MKS Instruments, Inc.	462	49,942
Monolithic Power Systems, Inc.	43	23,230
NVIDIA Corp.	2,301	973,369
NXP Semiconductors NV	1,041	213,072
ON Semiconductor Corp. (a)	1,345	127,210
Onto Innovation, Inc. (a)	176	20,499
Photronics, Inc. (a)	1,005	25,919
Power Integrations, Inc.	110	10,414
Qorvo, Inc. (a)	684	69,789
QUALCOMM, Inc.	4,683	557,464
Rambus, Inc. (a)	372	23,871
Semtech Corp. (a)	190	4,837
Silicon Laboratories, Inc. (a)	165	26,027
SiTime Corp. (a)	37	4,365
Skyworks Solutions, Inc.	837	92,648
SMART Global Holdings, Inc. (a)	750	21,758
SolarEdge Technologies, Inc. (a)	70	18,834
Synaptics, Inc. (a)	141	12,039
Teradyne, Inc.	379	42,194
Texas Instruments, Inc.	2,826	508,737
Ultra Clean Holdings, Inc. (a)	194	7,461
Universal Display Corp.	73	10,522
Veeco Instruments, Inc. (a)	195	5,008
Wolfspeed, Inc. (a) (b)	177	9,839
		8,711,545
SOFTWARE — 3.2%
ACI Worldwide, Inc. (a)	625	14,481
Adeia, Inc.	2,585	28,461
Adobe, Inc. (a)	1,030	503,660
Agilysys, Inc. (a)	27	1,853
Alarm.com Holdings, Inc. (a)	143	7,390
ANSYS, Inc. (a)	185	61,100
Aspen Technology, Inc. (a)	150	25,141
Autodesk, Inc. (a)	455	93,098
Blackbaud, Inc. (a)	181	12,884
Cadence Design Systems, Inc. (a)	448	105,065
Cerence, Inc. (a)	333	9,734
Ceridian HCM Holding, Inc. (a)	323	21,631

See accompanying notes to financial statements.
156

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
CommVault Systems, Inc. (a)	184	$ 13,362
Consensus Cloud Solutions, Inc. (a)	434	13,454
Digital Turbine, Inc. (a)	480	4,454
DoubleVerify Holdings, Inc. (a)	203	7,901
Dynatrace, Inc. (a)	457	23,522
Ebix, Inc.	340	8,568
Envestnet, Inc. (a)	186	11,039
Fair Isaac Corp. (a)	42	33,987
Fortinet, Inc. (a)	1,059	80,050
Gen Digital, Inc.	4,112	76,278
InterDigital, Inc.	192	18,538
Intuit, Inc.	256	117,297
LiveRamp Holdings, Inc. (a)	373	10,653
Manhattan Associates, Inc. (a)	59	11,793
Microsoft Corp.	11,642	3,964,567
N-able, Inc. (a)	347	5,000
NCR Corp. (a)	2,062	51,962
OneSpan, Inc. (a)	176	2,612
Oracle Corp.	7,846	934,380
Paycom Software, Inc.	70	22,487
Progress Software Corp.	180	10,458
PTC, Inc. (a)	238	33,867
Qualys, Inc. (a)	114	14,725
Roper Technologies, Inc.	331	159,145
Salesforce, Inc. (a)	3,055	645,399
ServiceNow, Inc. (a)	187	105,088
SPS Commerce, Inc. (a)	61	11,716
Synopsys, Inc. (a)	317	138,025
Teradata Corp. (a)	535	28,574
Tyler Technologies, Inc. (a)	86	35,816
Xperi, Inc. (a)	336	4,418
		7,483,633
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	1,048	203,249
Crown Castle, Inc. REIT	1,817	207,029
CubeSmart REIT	919	41,043
Digital Realty Trust, Inc. REIT	1,447	164,770
EPR Properties REIT	643	30,092
Equinix, Inc. REIT	197	154,436
Extra Space Storage, Inc. REIT	547	81,421
Four Corners Property Trust, Inc. REIT	642	16,307
Iron Mountain, Inc. REIT	1,581	89,832
Lamar Advertising Co. Class A REIT	461	45,754
Life Storage, Inc. REIT	343	45,605
National Storage Affiliates Trust REIT	621	21,629
Outfront Media, Inc. REIT	1,056	16,600
PotlatchDeltic Corp. REIT	852	45,028
Public Storage REIT	636	185,636
Rayonier, Inc. REIT	557	17,490
Safehold, Inc. REIT (b)	357	8,472
SBA Communications Corp. REIT	83	19,236
Uniti Group, Inc. REIT	4,309	19,908
Security Description	Shares	Value
VICI Properties, Inc. REIT	5,044	$ 158,533
Weyerhaeuser Co. REIT	7,748	259,636
		1,831,706
SPECIALTY RETAIL — 2.3%
Aaron's Co., Inc.	969	13,702
Abercrombie & Fitch Co. Class A (a)	730	27,506
Academy Sports & Outdoors, Inc.	712	38,484
Advance Auto Parts, Inc.	627	44,078
American Eagle Outfitters, Inc.	2,602	30,704
America's Car-Mart, Inc. (a)	152	15,167
Asbury Automotive Group, Inc. (a)	576	138,482
AutoNation, Inc. (a)	799	131,523
AutoZone, Inc. (a)	79	196,975
Bath & Body Works, Inc.	1,925	72,187
Best Buy Co., Inc.	4,848	397,294
Boot Barn Holdings, Inc. (a)	140	11,857
Buckle, Inc.	754	26,088
Caleres, Inc. (b)	1,025	24,528
CarMax, Inc. (a)	2,361	197,616
Chico's FAS, Inc. (a)	1,868	9,994
Designer Brands, Inc. Class A	1,446	14,605
Dick's Sporting Goods, Inc.	893	118,046
Five Below, Inc. (a)	124	24,371
Foot Locker, Inc. (b)	1,951	52,892
GameStop Corp. Class A (a)	608	14,744
Gap, Inc.	5,682	50,740
Group 1 Automotive, Inc.	361	93,174
Guess?, Inc.	1,159	22,542
Haverty Furniture Cos., Inc.	190	5,742
Hibbett, Inc.	335	12,157
Home Depot, Inc.	4,172	1,295,990
Leslie's, Inc. (a) (b)	618	5,803
Lithia Motors, Inc.	675	205,274
Lowe's Cos., Inc.	3,038	685,677
MarineMax, Inc. (a)	364	12,434
Monro, Inc.	184	7,476
Murphy USA, Inc.	298	92,711
National Vision Holdings, Inc. (a)	836	20,306
ODP Corp. (a)	1,156	54,124
O'Reilly Automotive, Inc. (a)	192	183,418
RH (a) (b)	131	43,176
Ross Stores, Inc.	1,073	120,315
Sally Beauty Holdings, Inc. (a)	1,605	19,822
Shoe Carnival, Inc.	284	6,668
Signet Jewelers Ltd.	1,120	73,091
Sleep Number Corp. (a)	561	15,304
Sonic Automotive, Inc. Class A	409	19,497
TJX Cos., Inc.	3,604	305,583
Tractor Supply Co.	346	76,501
Ulta Beauty, Inc. (a)	159	74,825
Upbound Group, Inc.	1,519	47,286
Urban Outfitters, Inc. (a)	1,643	54,433
Valvoline, Inc.	827	31,021
Victoria's Secret & Co. (a)	964	16,802

See accompanying notes to financial statements.
157

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Williams-Sonoma, Inc.	702	$ 87,848
		5,340,583
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	25,803	5,005,008
Avid Technology, Inc. (a)	107	2,729
Corsair Gaming, Inc. (a)	568	10,076
Hewlett Packard Enterprise Co.	32,416	544,589
HP, Inc.	21,671	665,516
NetApp, Inc.	1,559	119,108
Seagate Technology Holdings PLC	1,947	120,461
Super Micro Computer, Inc. (a)	338	84,246
Western Digital Corp. (a)	4,768	180,850
Xerox Holdings Corp.	3,092	46,040
		6,778,623
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	1,220	43,786
Carter's, Inc.	360	26,136
Columbia Sportswear Co.	324	25,026
Crocs, Inc. (a)	251	28,222
Deckers Outdoor Corp. (a)	80	42,213
G-III Apparel Group Ltd. (a)	1,344	25,899
Hanesbrands, Inc. (b)	8,600	39,044
Kontoor Brands, Inc.	451	18,987
Movado Group, Inc.	187	5,017
NIKE, Inc. Class B	2,807	309,808
Oxford Industries, Inc.	182	17,912
PVH Corp.	947	80,467
Ralph Lauren Corp. (b)	434	53,512
Skechers USA, Inc. Class A (a)	1,084	57,083
Steven Madden Ltd.	378	12,357
Tapestry, Inc.	1,707	73,060
Under Armour, Inc. Class A (a)	1,250	9,025
Under Armour, Inc. Class C (a)	991	6,650
VF Corp.	8,132	155,240
Wolverine World Wide, Inc.	545	8,006
		1,037,450
TOBACCO — 0.7%
Altria Group, Inc.	16,321	739,341
Philip Morris International, Inc.	8,122	792,870
Universal Corp.	685	34,209
Vector Group Ltd.	1,963	25,146
		1,591,566
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	158	22,883
Boise Cascade Co.	1,006	90,892
DXP Enterprises, Inc. (a)	367	13,362
Fastenal Co.	1,746	102,997
GATX Corp.	256	32,957
GMS, Inc. (a)	525	36,330
MSC Industrial Direct Co., Inc. Class A	542	51,642
NOW, Inc. (a)	1,754	18,171
Security Description	Shares	Value
United Rentals, Inc.	503	$ 224,021
Univar Solutions, Inc. (a)	1,828	65,516
Veritiv Corp.	365	45,848
W.W. Grainger, Inc.	137	108,037
Watsco, Inc. (b)	185	70,572
		883,228
WATER UTILITIES — 0.1%
American States Water Co.	180	15,660
American Water Works Co., Inc.	601	85,793
California Water Service Group	292	15,076
Essential Utilities, Inc.	1,219	48,650
Middlesex Water Co.	56	4,517
SJW Group	142	9,956
		179,652
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	337	5,732
Shenandoah Telecommunications Co.	1,263	24,540
Telephone & Data Systems, Inc.	2,800	23,044
T-Mobile U.S., Inc. (a)	6,260	869,514
		922,830
TOTAL COMMON STOCKS (Cost $235,655,524)		230,825,036
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a)	62	713
TOTAL WARRANTS (Cost $0)		713
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g) (h)	317,946	318,010
State Street Navigator Securities Lending Portfolio II (i) (j)	868,772	868,772
TOTAL SHORT-TERM INVESTMENTS (Cost $1,186,779)		1,186,782
TOTAL INVESTMENTS — 100.3% (Cost $236,842,303)		232,012,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(656,023)
NET ASSETS — 100.0%		$ 231,356,508
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
158

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$230,825,036	$—	$ 0(a)	$230,825,036
Warrants	713	—	—	713
Short-Term Investments	1,186,782	—	—	1,186,782
TOTAL INVESTMENTS	$232,012,531	$—	$ 0	$232,012,531
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	3,390	$ 208,994	$ 175,838	$ 39,337	$122	$35,724	5,211	$ 381,341	$ 9,894
State Street Institutional Liquid Reserves Fund, Premier Class	127,381	127,368	9,022,685	8,832,113	64	6	317,946	318,010	10,250
State Street Navigator Securities Lending Portfolio II	762,292	762,292	8,502,390	8,395,910	—	—	868,772	868,772	5,670
Total		$1,098,654	$17,700,913	$17,267,360	$186	$35,730		$1,568,123	$25,814
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.6%
Tesla, Inc. (a)	34,158	$ 8,941,540
CONSTRUCTION & ENGINEERING — 6.6%
Ameresco, Inc. Class A (a)	156,488	7,610,011
Arcosa, Inc.	104,382	7,909,024
Emeren Group Ltd. ADR (a)	333,825	1,265,197
Valmont Industries, Inc.	18,645	5,426,627
		22,210,859
DIVERSIFIED CONSUMER SERVICES — 2.2%
ADT, Inc.	1,224,948	7,386,436
ELECTRIC UTILITIES — 12.6%
ALLETE, Inc.	122,749	7,115,760
Avangrid, Inc. (b)	197,541	7,443,345
Centrais Eletricas Brasileiras SA ADR	998,754	8,259,696
Cia Paranaense de Energia ADR	262,794	2,262,653
Constellation Energy Corp.	84,459	7,732,221
Enel Chile SA ADR	662,428	2,205,885
NextEra Energy, Inc.	103,551	7,683,484
		42,703,044
ELECTRICAL EQUIPMENT — 29.1%
Array Technologies, Inc. (a)	339,241	7,666,847
Ballard Power Systems, Inc. (a) (b)	1,737,651	7,576,158
Bloom Energy Corp. Class A (a) (b)	486,070	7,947,244
Energy Vault Holdings, Inc. (a) (b)	787,119	2,148,835
Eos Energy Enterprises, Inc. (a)	2,739,599	11,889,860
FuelCell Energy, Inc. (a) (b)	3,222,729	6,961,095
Generac Holdings, Inc. (a)	64,962	9,687,783
NEXTracker, Inc. Class A (a)	189,407	7,540,293
Plug Power, Inc. (a) (b)	803,174	8,344,978
Shoals Technologies Group, Inc. Class A (a)	318,558	8,142,342
SunPower Corp. (a) (b)	684,530	6,708,394
Sunrun, Inc. (a)	397,743	7,103,690
TPI Composites, Inc. (a) (b)	666,125	6,907,716
		98,625,235
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Corning, Inc.	164,714	5,771,578
GAS UTILITIES — 2.1%
New Jersey Resources Corp.	152,328	7,189,882
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.2%
AES Corp.	371,394	7,698,997
Altus Power, Inc. (a)	1,143,630	6,175,602
Atlantica Sustainable Infrastructure PLC	309,445	7,253,391
Enlight Renewable Energy Ltd. (a)	63,249	1,122,670
Montauk Renewables, Inc. (a) (b)	238,700	1,775,928
Security Description	Shares	Value
Ormat Technologies, Inc.	87,797	$ 7,064,147
ReNew Energy Global PLC Class A (a)	670,030	3,671,764
Sunnova Energy International, Inc. (a) (b)	428,486	7,845,579
TransAlta Corp.	226,869	2,123,494
		44,731,572
INDUSTRIAL CONGLOMERATES — 2.3%
General Electric Co.	72,402	7,953,360
MACHINERY — 3.7%
Cummins, Inc.	33,874	8,304,550
Hyster-Yale Materials Handling, Inc.	75,188	4,198,498
		12,503,048
MULTI-UTILITIES — 4.3%
Algonquin Power & Utilities Corp. (b)	879,773	7,266,925
Consolidated Edison, Inc.	82,109	7,422,654
		14,689,579
OIL, GAS & CONSUMABLE FUELS — 2.2%
Enbridge, Inc.	202,650	7,528,447
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.3%
Applied Materials, Inc.	38,907	5,623,618
Canadian Solar, Inc. (a) (b)	195,114	7,548,961
Daqo New Energy Corp. ADR (a)	196,018	7,781,914
Enphase Energy, Inc. (a)	42,180	7,064,306
First Solar, Inc. (a)	40,052	7,613,485
JinkoSolar Holding Co. Ltd. ADR (a) (b)	187,684	8,329,416
Maxeon Solar Technologies Ltd. (a)	265,392	7,473,439
SolarEdge Technologies, Inc. (a)	26,468	7,121,215
		58,556,354
TOTAL COMMON STOCKS (Cost $376,108,899)		338,790,934
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	2	2
State Street Navigator Securities Lending Portfolio II (e) (f)	33,532,944	33,532,944
TOTAL SHORT-TERM INVESTMENTS (Cost $33,532,946)		33,532,946
TOTAL INVESTMENTS — 109.8% (Cost $409,641,845)		372,323,880
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(33,109,783)
NET ASSETS — 100.0%		$ 339,214,097

See accompanying notes to financial statements.
160

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$338,790,934	$—	$—	$338,790,934
Short-Term Investments	33,532,946	—	—	33,532,946
TOTAL INVESTMENTS	$372,323,880	$—	$—	$372,323,880

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,444	$ 219,422	$ 5,430,762	$ 5,650,114	$(75)	$ 7	2	$ 2	$ 15,797
State Street Navigator Securities Lending Portfolio II	22,471,653	22,471,653	191,685,392	180,624,101	—	—	33,532,944	33,532,944	204,822
Total		$22,691,075	$ 197,116,154	$186,274,215	$(75)	$ 7		$33,532,946	$220,619
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 55.7%
Aerojet Rocketdyne Holdings, Inc. (a)	12,926	$ 709,250
Boeing Co. (a)	3,324	701,896
BWX Technologies, Inc.	7,052	504,712
Ducommun, Inc. (a)	3,752	163,475
Elbit Systems Ltd.	1,100	229,856
General Dynamics Corp.	2,115	455,042
HEICO Corp.	4,310	762,611
Hexcel Corp.	9,561	726,827
Huntington Ingalls Industries, Inc.	2,112	480,691
L3Harris Technologies, Inc.	3,764	736,878
Lockheed Martin Corp.	1,526	702,540
Moog, Inc. Class A	4,876	528,705
Northrop Grumman Corp.	1,554	708,313
Raytheon Technologies Corp.	7,145	699,924
Rocket Lab USA, Inc. (a) (b)	117,819	706,914
TransDigm Group, Inc.	562	502,523
Virgin Galactic Holdings, Inc. (a) (b)	169,353	657,090
		9,977,247
COMMUNICATIONS EQUIPMENT — 2.3%
Viasat, Inc. (a)	9,996	412,435
CONTAINERS & PACKAGING — 2.8%
Ball Corp.	8,567	498,685
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
Iridium Communications, Inc.	10,988	682,575
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.7%
Amphenol Corp. Class A	5,752	488,632
Coherent Corp. (a) (b)	11,551	588,870
Teledyne Technologies, Inc. (a)	1,770	727,665
TTM Technologies, Inc. (a)	21,124	293,624
		2,098,791
ENERGY EQUIPMENT & SERVICES — 6.4%
Oceaneering International, Inc. (a)	34,315	641,691
TechnipFMC PLC (a)	30,568	508,040
		1,149,731
INDUSTRIAL CONGLOMERATES — 4.1%
Honeywell International, Inc.	3,551	736,832
Security Description	Shares	Value
MACHINERY — 3.9%
ESCO Technologies, Inc.	3,427	$ 355,140
Standex International Corp.	2,405	340,235
		695,375
PROFESSIONAL SERVICES — 6.5%
KBR, Inc.	7,288	474,157
Leidos Holdings, Inc.	5,478	484,694
Planet Labs PBC (a) (b)	63,056	203,040
		1,161,891
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Analog Devices, Inc.	2,512	489,363
TOTAL COMMON STOCKS (Cost $16,398,478)		17,902,925
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	22,788	22,793
State Street Navigator Securities Lending Portfolio II (e) (f)	1,289,659	1,289,659
TOTAL SHORT-TERM INVESTMENTS (Cost $1,312,452)		1,312,452
TOTAL INVESTMENTS — 107.2% (Cost $17,710,930)		19,215,377
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(1,291,931)
NET ASSETS — 100.0%		$ 17,923,446
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,902,925	$—	$—	$17,902,925
Short-Term Investments	1,312,452	—	—	1,312,452
TOTAL INVESTMENTS	$19,215,377	$—	$—	$19,215,377
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	22,244	$ 22,242	$ 196,554	$ 196,010	$ 7	$—	22,788	$ 22,793	$ 891
State Street Navigator Securities Lending Portfolio II	148,294	148,294	9,795,796	8,654,431	—	—	1,289,659	1,289,659	7,924
Total		$170,536	$9,992,350	$8,850,441	$ 7	$—		$1,312,452	$8,815
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 34.1%
Aerojet Rocketdyne Holdings, Inc. (a)	9,991	$ 548,206
AeroVironment, Inc. (a)	5,548	567,449
Boeing Co. (a)	2,568	542,259
Ducommun, Inc. (a)	6,975	303,901
Elbit Systems Ltd. (b)	2,048	427,950
Embraer SA ADR (a) (b)	29,248	452,174
General Dynamics Corp.	2,126	457,409
HEICO Corp.	3,333	589,741
Hexcel Corp.	7,394	562,092
Huntington Ingalls Industries, Inc.	2,123	483,195
Kaman Corp.	9,341	227,266
Kratos Defense & Security Solutions, Inc. (a)	37,742	541,220
L3Harris Technologies, Inc.	2,913	570,278
Leonardo DRS, Inc. (a) (b)	33,912	588,034
Lockheed Martin Corp.	1,181	543,709
Mercury Systems, Inc. (a)	10,701	370,148
Moog, Inc. Class A	4,999	542,042
Northrop Grumman Corp.	1,202	547,872
Parsons Corp. (a)	11,682	562,371
Raytheon Technologies Corp.	5,526	541,327
Rocket Lab USA, Inc. (a) (b)	106,165	636,990
Textron, Inc.	8,291	560,720
		11,166,353
COMMUNICATIONS EQUIPMENT — 9.1%
Cisco Systems, Inc.	10,943	566,191
F5, Inc. (a)	3,741	547,158
Juniper Networks, Inc.	18,124	567,825
NetScout Systems, Inc. (a)	17,745	549,208
Radware Ltd. (a)	12,270	237,915
Viasat, Inc. (a)	12,019	495,904
		2,964,201
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Iridium Communications, Inc.	8,495	527,709
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.4%
908 Devices, Inc. (a)	18,551	127,260
Amphenol Corp. Class A	5,777	490,756
MicroVision, Inc. (a) (b)	60,124	275,368
Mirion Technologies, Inc. (a) (b)	54,507	460,584
OSI Systems, Inc. (a)	4,326	509,733
Teledyne Technologies, Inc. (a)	1,366	561,576
		2,425,277
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Varex Imaging Corp. (a)	22,317	526,012
INTERACTIVE MEDIA & SERVICES — 1.7%
Ziff Davis, Inc. (a)	8,106	567,906
IT SERVICES — 3.4%
Akamai Technologies, Inc. (a)	5,866	527,177
Security Description	Shares	Value
Cloudflare, Inc. Class A (a)	8,677	$ 567,216
		1,094,393
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	7,207	532,742
PROFESSIONAL SERVICES — 6.1%
ASGN, Inc. (a)	7,403	559,889
KBR, Inc.	7,320	476,239
Leidos Holdings, Inc.	6,583	582,464
Planet Labs PBC (a) (b)	111,835	360,109
		1,978,701
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Broadcom, Inc.	686	595,057
eMagin Corp. (a)	85,923	170,128
		765,185
SOFTWARE — 30.9%
A10 Networks, Inc.	37,534	547,621
BlackBerry Ltd. (a) (b)	105,142	581,435
Check Point Software Technologies Ltd. (a)	4,396	552,226
Crowdstrike Holdings, Inc. Class A (a)	3,652	536,369
CyberArk Software Ltd. (a)	3,623	566,384
Datadog, Inc. Class A (a)	5,819	572,473
ForgeRock, Inc. Class A (a) (b)	27,575	566,390
Fortinet, Inc. (a)	8,120	613,791
N-able, Inc. (a)	37,329	537,911
OneSpan, Inc. (a)	28,333	420,462
Palo Alto Networks, Inc. (a)	2,520	643,885
Qualys, Inc. (a)	4,300	555,431
Rapid7, Inc. (a)	11,505	520,946
SentinelOne, Inc. Class A (a) (b)	39,811	601,146
Tenable Holdings, Inc. (a)	13,709	597,027
Varonis Systems, Inc. (a)	20,981	559,144
VMware, Inc. Class A (a)	4,119	591,859
Zscaler, Inc. (a)	3,757	549,649
		10,114,149
TOTAL COMMON STOCKS (Cost $30,680,379)		32,662,628
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	58,231	58,242
State Street Navigator Securities Lending Portfolio II (e) (f)	2,266,047	2,266,047
TOTAL SHORT-TERM INVESTMENTS (Cost $2,324,288)		2,324,289
TOTAL INVESTMENTS — 106.9% (Cost $33,004,667)		34,986,917
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(2,268,338)
NET ASSETS — 100.0%		$ 32,718,579

See accompanying notes to financial statements.
164

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$32,662,628	$—	$—	$32,662,628
Short-Term Investments	2,324,289	—	—	2,324,289
TOTAL INVESTMENTS	$34,986,917	$—	$—	$34,986,917

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,481	$ 29,478	$ 1,282,541	$ 1,253,791	$13	$ 1	58,231	$ 58,242	$ 1,229
State Street Navigator Securities Lending Portfolio II	304,673	304,673	19,885,741	17,924,367	—	—	2,266,047	2,266,047	9,680
Total		$334,151	$21,168,282	$19,178,158	$13	$ 1		$2,324,289	$10,909
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.6%
Parsons Corp. (a)	12,900	$ 621,006
BUILDING PRODUCTS — 9.9%
Carrier Global Corp.	13,192	655,774
Johnson Controls International PLC	9,424	642,151
Masonite International Corp. (a)	3,995	409,248
Resideo Technologies, Inc. (a)	34,042	601,182
		2,308,355
COMMERCIAL SERVICES & SUPPLIES — 2.7%
Tetra Tech, Inc.	3,876	634,656
DIVERSIFIED CONSUMER SERVICES — 2.5%
ADT, Inc.	95,938	578,506
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
BCE, Inc. (b)	8,708	396,998
ELECTRIC UTILITIES — 0.5%
Korea Electric Power Corp. ADR (a)	14,007	108,554
ELECTRICAL EQUIPMENT — 22.5%
Acuity Brands, Inc.	3,642	593,937
AMETEK, Inc.	2,643	427,849
Blink Charging Co. (a) (b)	90,455	541,826
Bloom Energy Corp. Class A (a) (b)	38,120	623,262
ChargePoint Holdings, Inc. (a) (b)	61,506	540,638
Emerson Electric Co.	4,742	428,629
Generac Holdings, Inc. (a)	5,088	758,774
Shoals Technologies Group, Inc. Class A (a)	24,949	637,696
Stem, Inc. (a) (b)	100,927	577,302
Wallbox NV (a) (b)	38,346	135,745
		5,265,658
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.2%
Badger Meter, Inc.	3,990	588,764
Itron, Inc. (a)	8,211	592,013
Luna Innovations, Inc. (a)	10,517	95,915
MicroVision, Inc. (a) (b)	52,774	241,705
SmartRent, Inc. (a)	51,123	195,801
TE Connectivity Ltd.	3,109	435,758
		2,149,956
ENTERTAINMENT — 1.6%
Roku, Inc. (a)	5,872	375,573
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.4%
Atlantica Sustainable Infrastructure PLC	24,235	568,068
INDUSTRIAL CONGLOMERATES — 2.7%
Honeywell International, Inc.	3,032	629,140
INTERACTIVE MEDIA & SERVICES — 1.8%
Baidu, Inc. ADR (a) (b)	3,008	411,825
Security Description	Shares	Value
MACHINERY — 12.5%
Chart Industries, Inc. (a) (b)	3,005	$ 480,169
Energy Recovery, Inc. (a)	17,812	497,845
Mueller Water Products, Inc. Class A	25,825	419,140
Pentair PLC	9,894	639,153
Proterra, Inc. (a) (b)	209,185	251,022
Xylem, Inc.	5,618	632,699
		2,920,028
OIL, GAS & CONSUMABLE FUELS — 5.1%
BP PLC ADR	11,188	394,824
Shell PLC ADR	6,865	414,509
Suncor Energy, Inc.	13,190	386,731
		1,196,064
PROFESSIONAL SERVICES — 1.9%
NV5 Global, Inc. (a)	3,983	441,197
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.1%
ON Semiconductor Corp. (a)	4,477	423,434
QUALCOMM, Inc.	3,468	412,831
Silicon Laboratories, Inc. (a)	3,881	612,189
STMicroelectronics NV	8,731	436,463
		1,884,917
SOFTWARE — 4.4%
Alarm.com Holdings, Inc. (a)	11,548	596,801
Roper Technologies, Inc.	886	425,989
		1,022,790
SPECIALTY RETAIL — 2.3%
EVgo, Inc. (a) (b)	137,965	551,860
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Logitech International SA (b)	6,348	377,071
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Core & Main, Inc. Class A (a)	13,891	435,344
WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Rogers Communications, Inc. Class B	9,098	415,233
TOTAL COMMON STOCKS (Cost $27,212,868)		23,292,799
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	42,700	42,709

See accompanying notes to financial statements.
166

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	2,190,208	$ 2,190,208
TOTAL SHORT-TERM INVESTMENTS (Cost $2,232,917)		2,232,917
TOTAL INVESTMENTS — 109.2% (Cost $29,445,785)		25,525,716
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(2,159,687)
NET ASSETS — 100.0%		$ 23,366,029
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,292,799	$—	$—	$23,292,799
Short-Term Investments	2,232,917	—	—	2,232,917
TOTAL INVESTMENTS	$25,525,716	$—	$—	$25,525,716

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,975	$ 51,970	$ 1,055,777	$ 1,065,059	$18	$ 3	42,700	$ 42,709	$ 2,128
State Street Navigator Securities Lending Portfolio II	2,935,798	2,935,798	19,278,779	20,024,369	—	—	2,190,208	2,190,208	266,939
Total		$2,987,768	$20,334,556	$21,089,428	$18	$ 3		$2,232,917	$269,067
See accompanying notes to financial statements.
167

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 8.6%
Aerojet Rocketdyne Holdings, Inc. (a)	65,199	$ 3,577,469
AeroVironment, Inc. (a)	74,025	7,571,277
Boeing Co. (a)	39,698	8,382,630
BWX Technologies, Inc.	34,240	2,450,557
Ducommun, Inc. (a)	49,412	2,152,881
EHang Holdings Ltd. ADR (a) (b)	943,405	14,311,454
Elbit Systems Ltd. (b)	91,899	19,203,215
Embraer SA ADR (a) (b)	681,830	10,541,092
General Dynamics Corp.	11,036	2,374,395
HEICO Corp.	35,883	6,349,138
Hexcel Corp.	47,370	3,601,067
Huntington Ingalls Industries, Inc.	13,696	3,117,210
Kaman Corp.	93,184	2,267,167
Kratos Defense & Security Solutions, Inc. (a)	460,905	6,609,378
L3Harris Technologies, Inc.	32,990	6,458,452
Leonardo DRS, Inc. (a) (b)	282,964	4,906,596
Lockheed Martin Corp.	27,044	12,450,517
Mercury Systems, Inc. (a)	67,396	2,331,228
Moog, Inc. Class A	35,515	3,850,891
Northrop Grumman Corp.	19,161	8,733,584
Parsons Corp. (a)	124,002	5,969,456
Raytheon Technologies Corp.	35,475	3,475,131
Rocket Lab USA, Inc. (a) (b)	791,701	4,750,206
Textron, Inc.	68,258	4,616,288
TransDigm Group, Inc.	2,870	2,566,268
Virgin Galactic Holdings, Inc. (a) (b)	728,640	2,827,123
		155,444,670
AUTOMOBILE COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	51,581	426,575
Aptiv PLC (a)	19,313	1,971,664
BorgWarner, Inc.	8,983	439,359
Dana, Inc.	26,487	450,279
Garrett Motion, Inc. (a)	41,233	312,134
Gentherm, Inc. (a)	6,683	377,656
Lear Corp.	3,025	434,239
Luminar Technologies, Inc. (a) (b)	339,758	2,337,535
Mobileye Global, Inc. Class A (a)	50,613	1,944,552
Modine Manufacturing Co. (a)	12,271	405,188
Visteon Corp. (a)	50,563	7,261,352
		16,360,533
AUTOMOBILES — 2.1%
Fisker, Inc. (a) (b)	68,557	386,661
Ford Motor Co.	179,859	2,721,267
General Motors Co.	65,484	2,525,063
Honda Motor Co. Ltd. ADR (b)	14,806	448,770
Security Description	Shares	Value
Li Auto, Inc. ADR (a) (b)	58,981	$ 2,070,233
Lucid Group, Inc. (a) (b)	308,487	2,125,475
Mullen Automotive, Inc. (a) (b)	424,004	45,665
NIO, Inc. ADR (a)	289,083	2,801,214
Niu Technologies ADR (a) (b)	976,165	3,885,137
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	108,427	414,191
Rivian Automotive, Inc. Class A (a) (b)	137,609	2,292,566
Stellantis NV (b)	225,603	3,957,077
Tata Motors Ltd. ADR (a)	56	2,032
Tesla, Inc. (a)	19,569	5,122,577
Toyota Motor Corp. ADR (b)	11,129	1,788,987
Workhorse Group, Inc. (a) (b)	4,906,248	4,276,286
XPeng, Inc. ADR (a)	221,160	2,967,967
		37,831,168
BANKS — 1.6%
Banco BBVA Argentina SA ADR (b)	343,003	2,102,608
Banco Santander Brasil SA ADR	281,017	1,787,268
Banco Santander SA ADR (b)	3,257,823	12,086,523
Grupo Financiero Galicia SA ADR (a) (b)	129,529	2,227,899
ICICI Bank Ltd. ADR	79,967	1,845,638
ING Groep NV ADR	148,252	1,996,955
Intercorp Financial Services, Inc. (b)	54,459	1,352,762
NU Holdings Ltd. Class A (a)	356,672	2,814,142
Toronto-Dominion Bank (b)	32,446	2,011,977
		28,225,772
BIOTECHNOLOGY — 1.8%
2seventy bio, Inc. (a)	65,736	665,248
4D Molecular Therapeutics, Inc. (a)	42,511	768,174
Allogene Therapeutics, Inc. (a)	112,962	561,421
Alnylam Pharmaceuticals, Inc. (a)	3,880	736,967
Amicus Therapeutics, Inc. (a)	57,331	720,077
Arcturus Therapeutics Holdings, Inc. (a)	27,445	787,123
Arrowhead Pharmaceuticals, Inc. (a)	19,878	708,849
Avidity Biosciences, Inc. (a)	63,252	701,465
Beam Therapeutics, Inc. (a)	20,505	654,725
Biogen, Inc. (a)	2,348	668,828
BioMarin Pharmaceutical, Inc. (a)	5,818	504,304
BioNTech SE ADR (a)	6,869	741,371
Bluebird Bio, Inc. (a) (b)	183,897	605,021
Bridgebio Pharma, Inc. (a)	33,575	577,490
CareDx, Inc. (a)	161,135	1,369,647
CRISPR Therapeutics AG (a) (b)	12,490	701,189
CureVac NV (a) (b)	82,036	854,815

See accompanying notes to financial statements.
168

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SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Editas Medicine, Inc. (a)	71,476	$ 588,247
Fate Therapeutics, Inc. (a)	141,598	674,006
Grifols SA ADR (a)	224,675	2,058,023
Ideaya Biosciences, Inc. (a)	23,042	541,487
Intellia Therapeutics, Inc. (a)	15,560	634,537
Ionis Pharmaceuticals, Inc. (a)	14,369	589,560
Iovance Biotherapeutics, Inc. (a)	110,021	774,548
Krystal Biotech, Inc. (a)	7,331	860,659
Legend Biotech Corp. ADR (a) (b)	10,343	713,977
Merus NV (a) (b)	34,431	906,568
Moderna, Inc. (a)	6,117	743,216
Natera, Inc. (a)	24,378	1,186,233
Novavax, Inc. (a) (b)	112,110	832,977
Recursion Pharmaceuticals, Inc. Class A (a)	83,751	625,620
Regeneron Pharmaceuticals, Inc. (a)	685	492,200
REGENXBIO, Inc. (a)	32,325	646,177
Rocket Pharmaceuticals, Inc. (a)	31,388	623,680
Roivant Sciences Ltd. (a)	55,720	561,658
Sarepta Therapeutics, Inc. (a)	4,913	562,637
Seagen, Inc. (a)	2,867	551,783
Twist Bioscience Corp. (a) (b)	53,234	1,089,168
Ultragenyx Pharmaceutical, Inc. (a)	14,549	671,145
uniQure NV (a)	33,970	389,296
Vertex Pharmaceuticals, Inc. (a)	1,580	556,018
Verve Therapeutics, Inc. (a)	40,010	750,188
Vir Biotechnology, Inc. (a)	30,996	760,332
Xencor, Inc. (a)	27,933	697,487
		32,408,141
BROADLINE RETAIL — 0.7%
Alibaba Group Holding Ltd. ADR (a)	74,503	6,209,825
Jumia Technologies AG ADR (a)	704,148	2,408,186
MercadoLibre, Inc. (a)	3,602	4,266,929
		12,884,940
BUILDING PRODUCTS — 0.9%
Carrier Global Corp.	89,240	4,436,120
Johnson Controls International PLC	64,287	4,380,516
Masonite International Corp. (a)	25,006	2,561,615
Resideo Technologies, Inc. (a)	236,689	4,179,928
		15,558,179
CAPITAL MARKETS — 1.8%
BlackRock, Inc.	2,893	1,999,468
Charles Schwab Corp.	37,262	2,112,010
Coinbase Global, Inc. Class A (a)	322,881	23,102,136
Open Lending Corp. Class A (a)	364,463	3,830,506
Robinhood Markets, Inc. Class A (a)	227,692	2,272,366
		33,316,486
Security Description	Shares	Value
CHEMICALS — 0.5%
American Vanguard Corp.	29,102	$ 520,053
Aspen Aerogels, Inc. (a) (b)	44,814	353,582
Cabot Corp.	23,876	1,597,066
Corteva, Inc.	12,361	708,285
FMC Corp.	9,996	1,042,983
Ginkgo Bioworks Holdings, Inc. (a)	529,593	985,043
ICL Group Ltd. (b)	101,357	555,436
Mosaic Co.	16,085	562,975
Nutrien Ltd.	16,774	990,505
Scotts Miracle-Gro Co. (b)	9,202	576,873
Sociedad Quimica y Minera de Chile SA ADR	8,293	602,238
		8,495,039
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Aurora Innovation, Inc. (a) (b)	822,187	2,417,230
Deluxe Corp.	148,390	2,593,857
Matthews International Corp. Class A	7,402	315,473
MSA Safety, Inc.	40,110	6,977,536
Tetra Tech, Inc.	6,818	1,116,379
		13,420,475
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	119,983	6,207,920
F5, Inc. (a)	16,918	2,474,427
Juniper Networks, Inc.	78,641	2,463,823
NetScout Systems, Inc. (a)	77,077	2,385,533
Radware Ltd. (a)	103,473	2,006,341
Viasat, Inc. (a)	125,769	5,189,229
		20,727,273
CONSTRUCTION & ENGINEERING — 0.3%
Ameresco, Inc. Class A (a)	20,005	972,843
Arcosa, Inc.	16,800	1,272,936
Emeren Group Ltd. ADR (a)	201,315	762,984
Valmont Industries, Inc.	7,068	2,057,141
		5,065,904
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR (a)	524,830	3,715,796
CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	71,849	1,940,641
FinVolution Group ADR (b)	545,665	2,510,059
Green Dot Corp. Class A (a)	136,647	2,560,765
LendingClub Corp. (a)	414,662	4,042,955
LexinFintech Holdings Ltd. ADR (a)	282,828	647,676
Lufax Holding Ltd. ADR	1,048,887	1,499,908
Oportun Financial Corp. (a)	234,581	1,400,449
SoFi Technologies, Inc. (a)	703,593	5,867,966
Upstart Holdings, Inc. (a) (b)	155,782	5,578,553
		26,048,972
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (c)
Andersons, Inc.	14,757	681,036

See accompanying notes to financial statements.
169

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	10,616	$ 1,229,970
Ball Corp.	41,767	2,431,257
		3,661,227
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc. (b)	832,926	5,022,544
Afya Ltd. Class A (a) (b)	101,502	1,425,088
		6,447,632
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Bandwidth, Inc. Class A (a)	269,667	3,689,044
BCE, Inc. (b)	54,475	2,483,515
IDT Corp. Class B (a)	50,640	1,309,044
Iridium Communications, Inc.	99,430	6,176,592
		13,658,195
ELECTRIC UTILITIES — 0.3%
ALLETE, Inc.	15,185	880,274
Avangrid, Inc. (b)	24,679	929,905
Centrais Eletricas Brasileiras SA ADR	127,588	1,055,153
Cia Paranaense de Energia ADR	54,373	468,155
Constellation Energy Corp.	11,083	1,014,649
Enel Chile SA ADR	102,425	341,075
Korea Electric Power Corp. ADR (a)	75,369	584,110
NextEra Energy, Inc.	13,105	972,391
		6,245,712
ELECTRICAL EQUIPMENT — 3.0%
374Water, Inc. (a)	57,714	137,936
Acuity Brands, Inc.	24,889	4,058,898
Allied Motion Technologies, Inc.	53,611	2,141,223
AMETEK, Inc.	4,881	790,136
Array Technologies, Inc. (a)	55,023	1,243,520
Ballard Power Systems, Inc. (a) (b)	375,472	1,637,058
Blink Charging Co. (a) (b)	834,917	5,001,153
Bloom Energy Corp. Class A (a) (b)	144,810	2,367,644
ChargePoint Holdings, Inc. (a) (b)	125,641	1,104,384
Emerson Electric Co.	54,132	4,892,992
Energy Vault Holdings, Inc. (a) (b)	197,849	540,128
Eos Energy Enterprises, Inc. (a)	464,315	2,015,127
FTC Solar, Inc. (a) (b)	425,105	1,368,838
FuelCell Energy, Inc. (a) (b)	821,146	1,773,675
Generac Holdings, Inc. (a)	51,415	7,667,519
NEXTracker, Inc. Class A (a)	31,308	1,246,371
Plug Power, Inc. (a) (b)	193,236	2,007,722
Rockwell Automation, Inc.	14,195	4,676,543
Sensata Technologies Holding PLC	7,039	316,685
Shoals Technologies Group, Inc. Class A (a)	100,090	2,558,300
Security Description	Shares	Value
Stem, Inc. (a) (b)	227,890	$ 1,303,531
SunPower Corp. (a) (b)	128,286	1,257,203
Sunrun, Inc. (a)	81,145	1,449,250
TPI Composites, Inc. (a) (b)	114,692	1,189,356
Wallbox NV (a) (b)	239,059	846,269
		53,591,461
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.6%
908 Devices, Inc. (a)	214,490	1,471,401
Aeva Technologies, Inc. (a) (b)	757,286	946,608
Amphenol Corp. Class A	31,082	2,640,416
Badger Meter, Inc.	7,291	1,075,860
Cognex Corp.	80,426	4,505,465
Coherent Corp. (a) (b)	76,331	3,891,354
Corning, Inc.	30,808	1,079,512
FARO Technologies, Inc. (a)	525,720	8,516,664
Hollysys Automation Technologies Ltd. (a)	104,121	1,831,488
Innoviz Technologies Ltd. (a) (b)	818,863	2,325,571
IPG Photonics Corp. (a)	19,317	2,623,635
Itron, Inc. (a)	15,430	1,112,503
Lightwave Logic, Inc. (a) (b)	174,943	1,219,353
Luna Innovations, Inc. (a)	89,922	820,089
MicroVision, Inc. (a) (b)	2,096,998	9,604,251
Mirion Technologies, Inc. (a) (b)	1,117,208	9,440,408
National Instruments Corp.	24,178	1,387,817
Novanta, Inc. (a)	12,924	2,379,308
OSI Systems, Inc. (a)	72,748	8,571,897
Sanmina Corp. (a)	47,054	2,835,945
SmartRent, Inc. (a)	843,817	3,231,819
TE Connectivity Ltd.	21,013	2,945,182
Teledyne Technologies, Inc. (a)	52,756	21,688,519
Tingo Group, Inc. (a) (b)	938,832	1,135,987
Trimble, Inc. (a)	138,676	7,341,507
TTM Technologies, Inc. (a)	199,806	2,777,303
Vontier Corp.	227,784	7,336,923
Zebra Technologies Corp. Class A (a)	15,622	4,621,456
		119,358,241
ENERGY EQUIPMENT & SERVICES — 0.7%
Forum Energy Technologies, Inc. (a)	58,414	1,494,814
Oceaneering International, Inc. (a)	434,980	8,134,126
TechnipFMC PLC (a)	186,709	3,103,104
		12,732,044
ENTERTAINMENT — 2.9%
Activision Blizzard, Inc. (a)	55,979	4,719,030
Bilibili, Inc. ADR (a) (b)	314,926	4,755,383
DouYu International Holdings Ltd. ADR (a)	1,427,430	1,498,801
Electronic Arts, Inc.	48,348	6,270,735
Gravity Co. Ltd. ADR (a) (b)	26,607	1,867,545
NetEase, Inc. ADR (b)	81,922	7,921,038
ROBLOX Corp. Class A (a)	165,845	6,683,553

See accompanying notes to financial statements.
170

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Roku, Inc. (a)	40,610	$ 2,597,416
Sea Ltd. ADR (a)	24,853	1,442,468
Skillz, Inc. (a) (b)	330,536	3,007,877
Take-Two Interactive Software, Inc. (a)	35,479	5,221,090
Tencent Music Entertainment Group ADR (a)	774,076	5,712,681
		51,697,617
FINANCIAL SERVICES — 2.9%
Block, Inc. (a)	39,617	2,637,304
Dlocal Ltd. (a) (b)	200,317	2,444,869
Fidelity National Information Services, Inc.	44,428	2,430,212
Fiserv, Inc. (a)	20,659	2,606,133
Flywire Corp. (a)	78,645	2,441,141
Global Payments, Inc.	23,986	2,363,101
I3 Verticals, Inc. Class A (a)	102,962	2,353,711
Marqeta, Inc. Class A (a)	568,057	2,766,438
Mastercard, Inc. Class A	9,826	3,864,566
Nuvei Corp. (a) (b)	81,005	2,394,508
Pagseguro Digital Ltd. Class A (a) (b)	199,672	1,884,904
Payoneer Global, Inc. (a)	376,352	1,810,253
PayPal Holdings, Inc. (a)	40,515	2,703,566
Paysafe Ltd. (a)	520,458	5,251,421
Repay Holdings Corp. (a)	326,770	2,558,609
Rocket Cos., Inc. Class A (a)	431,889	3,869,725
Shift4 Payments, Inc. Class A (a) (b)	36,331	2,467,238
StoneCo Ltd. Class A (a)	147,967	1,885,099
Visa, Inc. Class A	19,215	4,563,178
		53,295,976
FOOD PRODUCTS — 0.2%
Beyond Meat, Inc. (a) (b)	102,921	1,335,915
BRF SA ADR (a) (b)	355,040	674,576
Darling Ingredients, Inc. (a)	9,828	626,928
Ingredion, Inc.	5,723	606,352
		3,243,771
GAS UTILITIES — 0.0% (c)
New Jersey Resources Corp.	19,132	903,030
GROUND TRANSPORTATION — 2.3%
Avis Budget Group, Inc. (a)	35,244	8,059,246
Grab Holdings Ltd. Class A (a) (b)	2,514,917	8,626,165
Hertz Global Holdings, Inc. (a)	247,183	4,545,695
Lyft, Inc. Class A (a)	651,960	6,252,296
Ryder System, Inc.	49,212	4,172,686
TuSimple Holdings, Inc. Class A (a)	1,590,536	2,640,290
Uber Technologies, Inc. (a)	165,436	7,141,872
		41,438,250
HEALTH CARE EQUIPMENT & SUPPLIES — 7.6%
Abbott Laboratories	55,076	6,004,386
Accuray, Inc. (a)	286,771	1,109,804
Security Description	Shares	Value
AngioDynamics, Inc. (a)	101,977	$ 1,063,620
Boston Scientific Corp. (a)	116,268	6,288,936
Butterfly Network, Inc. (a) (b)	1,196,958	2,753,003
CONMED Corp.	17,737	2,410,281
CVRx, Inc. (a)	330,682	5,105,730
DENTSPLY SIRONA, Inc.	89,122	3,566,662
Dexcom, Inc. (a)	101,878	13,092,342
Globus Medical, Inc. Class A (a)	62,218	3,704,460
Inspire Medical Systems, Inc. (a)	42,811	13,898,163
Intuitive Surgical, Inc. (a)	15,658	5,354,097
iRhythm Technologies, Inc. (a)	130,125	13,574,640
Koninklijke Philips NV (a) (b)	63,087	1,368,357
Masimo Corp. (a)	84,693	13,936,233
Medtronic PLC	107,180	9,442,558
Omnicell, Inc. (a)	75,442	5,557,812
Paragon 28, Inc. (a)	201,859	3,580,979
Penumbra, Inc. (a)	16,112	5,543,495
PROCEPT BioRobotics Corp. (a)	107,821	3,811,472
ResMed, Inc.	9,208	2,011,948
Sight Sciences, Inc. (a) (b)	188,212	1,558,395
Smith & Nephew PLC ADR (b)	69,364	2,236,989
Stryker Corp.	12,586	3,839,863
Varex Imaging Corp. (a)	202,834	4,780,797
Zimmer Biomet Holdings, Inc.	15,804	2,301,062
		137,896,084
HEALTH CARE PROVIDERS & SERVICES — 1.3%
23andMe Holding Co. Class A (a)	643,759	1,126,578
Apollo Medical Holdings, Inc. (a)	36,682	1,159,151
Cigna Group	4,834	1,356,421
CorVel Corp. (a)	5,999	1,160,807
DocGo, Inc. (a) (b)	218,055	2,043,176
HealthEquity, Inc. (a)	30,001	1,894,263
Hims & Hers Health, Inc. (a)	210,793	1,981,454
Invitae Corp. (a) (b)	1,756,539	1,984,889
McKesson Corp.	5,643	2,411,310
ModivCare, Inc. (a)	36,130	1,633,437
OmniAb, Inc. (a) (d)	4,014	—
Pediatrix Medical Group, Inc. (a)	88,995	1,264,619
Premier, Inc. Class A	47,073	1,302,039
Privia Health Group, Inc. (a)	82,156	2,145,093
Quest Diagnostics, Inc.	9,736	1,368,492
UnitedHealth Group, Inc.	2,701	1,298,209
		24,129,938
HEALTH CARE TECHNOLOGY — 1.1%
American Well Corp. Class A (a)	818,409	1,718,659
Computer Programs & Systems, Inc. (a)	49,812	1,229,858
Doximity, Inc. Class A (a) (b)	38,109	1,296,468
Evolent Health, Inc. Class A (a)	35,484	1,075,165
GoodRx Holdings, Inc. Class A (a)	416,886	2,301,211
Health Catalyst, Inc. (a)	186,275	2,328,438

See accompanying notes to financial statements.
171

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
NextGen Healthcare, Inc. (a)	124,569	$ 2,020,509
OptimizeRx Corp. (a)	170,778	2,440,418
Sharecare, Inc. (a) (b)	804,647	1,408,132
Teladoc Health, Inc. (a) (b)	81,937	2,074,645
Veradigm, Inc. (a)	103,362	1,302,361
		19,195,864
HOUSEHOLD DURABLES — 1.8%
Garmin Ltd.	119,586	12,471,624
iRobot Corp. (a)	101,240	4,581,110
Sony Group Corp. ADR (b)	43,768	3,940,871
Universal Electronics, Inc. (a)	177,481	1,707,367
Vuzix Corp. (a) (b)	2,034,818	10,377,572
		33,078,544
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	45,138	935,711
Altus Power, Inc. (a)	189,412	1,022,825
Atlantica Sustainable Infrastructure PLC	79,832	1,871,262
Enlight Renewable Energy Ltd. (a)	15,694	278,568
Montauk Renewables, Inc. (a) (b)	54,426	404,929
Ormat Technologies, Inc.	26,567	2,137,581
ReNew Energy Global PLC Class A (a) (b)	158,939	870,986
Sunnova Energy International, Inc. (a) (b)	89,468	1,638,159
TransAlta Corp.	52,723	493,487
		9,653,508
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	11,971	1,315,014
Honeywell International, Inc.	42,352	8,788,040
		10,103,054
INSURANCE — 0.4%
Allstate Corp.	16,706	1,821,622
Oscar Health, Inc. Class A (a)	242,003	1,950,544
Progressive Corp.	14,748	1,952,193
Sun Life Financial, Inc.	25,059	1,306,075
		7,030,434
INTERACTIVE MEDIA & SERVICES — 5.6%
Alphabet, Inc. Class C (a)	59,218	7,163,602
Baidu, Inc. ADR (a)	59,560	8,154,360
Bumble, Inc. Class A (a)	303,144	5,086,756
Grindr, Inc. (a)	269,767	1,491,812
Hello Group, Inc. ADR	661,298	6,355,074
JOYY, Inc. ADR	182,045	5,590,602
Match Group, Inc. (a)	161,346	6,752,330
Meta Platforms, Inc. Class A (a)	69,953	20,075,112
Rumble, Inc. (a) (b)	628,055	5,602,251
Snap, Inc. Class A (a)	1,799,791	21,309,525
Vimeo, Inc. (a)	1,483,403	6,111,620
Weibo Corp. ADR	368,021	4,824,755
Security Description	Shares	Value
Yandex NV Class A (a) (d)	180,377	$ —
Ziff Davis, Inc. (a)	30,321	2,124,289
		100,642,088
IT SERVICES — 0.9%
Akamai Technologies, Inc. (a)	26,265	2,360,435
Cloudflare, Inc. Class A (a)	50,645	3,310,664
Globant SA (a)	18,164	3,264,434
Shopify, Inc. Class A (a)	40,711	2,629,931
Twilio, Inc. Class A (a)	73,668	4,686,758
		16,252,222
LIFE SCIENCES TOOLS & SERVICES — 2.2%
AbCellera Biologics, Inc. (a)	90,900	587,214
Agilent Technologies, Inc.	17,102	2,056,516
Azenta, Inc. (a)	12,265	572,530
Bionano Genomics, Inc. (a) (b)	2,577,376	1,572,199
Bio-Techne Corp.	6,611	539,656
Bruker Corp.	213,433	15,776,967
Charles River Laboratories International, Inc. (a)	13,351	2,807,048
Danaher Corp.	6,767	1,624,080
Maravai LifeSciences Holdings, Inc. Class A (a)	52,430	651,705
Mettler-Toledo International, Inc. (a)	1,537	2,015,991
OmniAb, Inc. (a)	188,646	948,889
Revvity, Inc.	18,774	2,230,163
Seer, Inc. (a)	139,541	595,840
Stevanato Group SpA	213,562	6,915,138
Thermo Fisher Scientific, Inc.	1,900	991,325
		39,885,261
MACHINERY — 3.7%
3D Systems Corp. (a)	950,887	9,442,308
AGCO Corp.	9,211	1,210,510
Allison Transmission Holdings, Inc.	7,887	445,300
Barnes Group, Inc.	81,661	3,445,278
Blue Bird Corp. (a)	18,905	424,984
Chart Industries, Inc. (a) (b)	4,989	797,192
CNH Industrial NV	43,803	630,763
Cummins, Inc.	7,110	1,743,088
Deere & Co.	2,839	1,150,334
Desktop Metal, Inc. Class A (a) (b)	2,814,475	4,981,621
Dover Corp.	15,514	2,290,642
Energy Recovery, Inc. (a)	40,717	1,138,040
ESCO Technologies, Inc.	34,255	3,549,846
Hyliion Holdings Corp. (a) (b)	202,561	338,277
Hyster-Yale Materials Handling, Inc.	26,396	1,473,953
Ingersoll Rand, Inc.	9,924	648,633
John Bean Technologies Corp.	30,892	3,747,200
Lincoln Electric Holdings, Inc.	11,711	2,326,156
Lindsay Corp.	9,111	1,087,307
Lion Electric Co. (a) (b)	136,416	252,370
Luxfer Holdings PLC	17,692	251,757

See accompanying notes to financial statements.
172

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SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Microvast Holdings, Inc. (a) (b)	173,097	$ 276,955
Mueller Water Products, Inc. Class A	47,591	772,402
Nikola Corp. (a) (b)	552,488	762,433
PACCAR, Inc.	57,190	4,783,943
Pentair PLC	17,448	1,127,141
Proterra, Inc. (a) (b)	917,237	1,100,684
Proto Labs, Inc. (a)	150,338	5,255,816
REV Group, Inc.	25,206	334,232
SPX Technologies, Inc. (a)	25,287	2,148,636
Standex International Corp.	16,633	2,353,070
Symbotic, Inc. (a)	102,125	4,371,971
Xylem, Inc.	19,703	2,218,952
		66,881,794
METALS & MINING — 0.9%
ArcelorMittal SA (b)	10,421	284,910
ATI, Inc. (a)	94,150	4,164,254
Carpenter Technology Corp.	103,021	5,782,569
Kaiser Aluminum Corp.	52,084	3,731,298
POSCO Holdings, Inc. ADR	30,808	2,278,252
		16,241,283
MULTI-UTILITIES — 0.1%
Algonquin Power & Utilities Corp. (b)	112,239	927,094
Consolidated Edison, Inc.	10,348	935,459
		1,862,553
OIL, GAS & CONSUMABLE FUELS — 0.3%
BP PLC ADR	18,713	660,382
Enbridge, Inc.	24,639	915,339
Shell PLC ADR	11,478	693,041
Suncor Energy, Inc.	23,040	675,533
Ultrapar Participacoes SA ADR (b)	687,130	2,700,421
		5,644,716
PASSENGER AIRLINES — 0.2%
Blade Air Mobility, Inc. (a) (b)	951,730	3,749,816
PHARMACEUTICALS — 0.7%
ATAI Life Sciences NV (a) (b)	662,376	1,139,287
Bristol-Myers Squibb Co.	8,326	532,448
Catalent, Inc. (a)	19,146	830,170
Liquidia Corp. (a)	147,960	1,161,486
Novartis AG ADR	5,416	546,529
Pacira BioSciences, Inc. (a)	13,860	555,370
Sanofi ADR	10,152	547,193
scPharmaceuticals, Inc. (a) (b)	541,733	5,520,259
Zoetis, Inc.	6,458	1,112,132
		11,944,874
PROFESSIONAL SERVICES — 1.5%
ASGN, Inc. (a)	31,426	2,376,748
ExlService Holdings, Inc. (a)	8,199	1,238,541
KBR, Inc.	39,192	2,549,831
Leidos Holdings, Inc.	204,533	18,097,080
NV5 Global, Inc. (a)	7,057	781,704
Security Description	Shares	Value
Planet Labs PBC (a) (b)	833,762	$ 2,684,714
		27,728,618
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Advanced Micro Devices, Inc. (a)	73,571	8,380,473
Allegro MicroSystems, Inc. (a)	114,505	5,168,756
Ambarella, Inc. (a)	159,396	13,336,663
Analog Devices, Inc.	13,247	2,580,648
Applied Materials, Inc.	27,930	4,037,002
Broadcom, Inc.	3,621	3,140,964
Canadian Solar, Inc. (a) (b)	34,375	1,329,969
Daqo New Energy Corp. ADR (a)	31,013	1,231,216
eMagin Corp. (a)	796,797	1,577,658
Enphase Energy, Inc. (a)	9,386	1,571,967
First Solar, Inc. (a)	6,744	1,281,967
Himax Technologies, Inc. ADR (b)	1,023,615	6,909,401
indie Semiconductor, Inc. Class A (a)	240,907	2,264,526
Intel Corp.	46,994	1,571,479
JinkoSolar Holding Co. Ltd. ADR (a) (b)	30,418	1,349,951
KLA Corp.	2,327	1,128,642
Maxeon Solar Technologies Ltd. (a)	51,627	1,453,816
Micron Technology, Inc.	77,736	4,905,919
NVE Corp.	11,991	1,168,403
NVIDIA Corp.	23,770	10,055,185
NXP Semiconductors NV	18,186	3,722,311
ON Semiconductor Corp. (a)	57,545	5,442,606
QUALCOMM, Inc.	25,298	3,011,474
Silicon Laboratories, Inc. (a)	27,835	4,390,693
SolarEdge Technologies, Inc. (a)	5,285	1,421,929
STMicroelectronics NV	208,487	10,422,265
Synaptics, Inc. (a)	65,977	5,633,116
Teradyne, Inc.	35,852	3,991,403
Texas Instruments, Inc.	1,840	331,237
Tower Semiconductor Ltd. (a)	57,613	2,161,640
Ultra Clean Holdings, Inc. (a)	112,989	4,345,557
		119,318,836
SOFTWARE — 16.4%
8x8, Inc. (a)	1,089,511	4,608,631
A10 Networks, Inc.	162,614	2,372,538
ACI Worldwide, Inc. (a)	99,063	2,295,290
Adobe, Inc. (a)	6,798	3,324,154
Agilysys, Inc. (a)	27,626	1,896,249
Alarm.com Holdings, Inc. (a)	86,253	4,457,555
Alteryx, Inc. Class A (a)	65,564	2,976,606
ANSYS, Inc. (a)	20,181	6,665,179
Asana, Inc. Class A (a)	202,913	4,472,202
Aspen Technology, Inc. (a)	24,023	4,026,495
Atlassian Corp. Class A (a)	25,759	4,322,618

See accompanying notes to financial statements.
173

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Autodesk, Inc. (a)	20,736	$ 4,242,793
Bit Digital, Inc. (a)	2,156,333	8,754,712
Bitfarms Ltd. (a) (b)	4,228,087	6,215,288
Blackbaud, Inc. (a)	52,181	3,714,244
BlackBerry Ltd. (a) (b)	446,637	2,469,903
Box, Inc. Class A (a)	121,495	3,569,523
C3.ai, Inc. Class A (a) (b)	223,880	8,155,948
Check Point Software Technologies Ltd. (a)	18,803	2,362,033
Cipher Mining, Inc. (a) (b)	1,358,736	3,885,985
Cleanspark, Inc. (a) (b)	3,104,578	13,318,640
Crowdstrike Holdings, Inc. Class A (a)	18,153	2,666,131
CyberArk Software Ltd. (a)	16,940	2,648,230
Datadog, Inc. Class A (a)	26,705	2,627,238
Domo, Inc. Class B (a)	156,839	2,299,260
Dropbox, Inc. Class A (a)	151,727	4,046,559
EngageSmart, Inc. (a)	113,518	2,167,059
ForgeRock, Inc. Class A (a)	113,251	2,326,176
Fortinet, Inc. (a)	34,430	2,602,564
Hive Blockchain Technologies Ltd. (a) (b)	1,304,662	6,040,585
Hut 8 Mining Corp. (a) (b)	6,856,582	22,626,721
Lightspeed Commerce, Inc. (a) (b)	123,140	2,083,529
Marathon Digital Holdings, Inc. (a) (b)	1,334,337	18,493,911
Materialise NV ADR (a) (b)	112,189	969,313
Microsoft Corp.	46,043	15,679,483
Monday.com Ltd. (a)	27,507	4,709,749
N-able, Inc. (a)	159,778	2,302,401
OneSpan, Inc. (a)	511,450	7,589,906
Palo Alto Networks, Inc. (a)	11,138	2,845,870
PTC, Inc. (a)	138,945	19,771,873
Q2 Holdings, Inc. (a)	206,387	6,377,358
Qualys, Inc. (a)	19,512	2,520,365
Rapid7, Inc. (a)	49,264	2,230,674
RingCentral, Inc. Class A (a)	112,976	3,697,704
Riot Platforms, Inc. (a)	1,240,028	14,657,131
Roper Technologies, Inc.	1,539	739,951
SAP SE ADR	17,262	2,361,614
SentinelOne, Inc. Class A (a) (b)	196,935	2,973,718
Tenable Holdings, Inc. (a)	62,186	2,708,200
UiPath, Inc. Class A (a) (b)	164,301	2,722,468
Unity Software, Inc. (a)	318,817	13,843,034
Varonis Systems, Inc. (a)	95,361	2,541,371
VMware, Inc. Class A (a)	18,915	2,717,896
Weave Communications, Inc. (a)	195,744	2,174,716
Workiva, Inc. (a)	36,038	3,663,623
Xperi, Inc. (a)	140,925	1,853,164
Zoom Video Communications, Inc. Class A (a)	52,588	3,569,673
Zscaler, Inc. (a)	18,127	2,651,980
		296,607,784
Security Description	Shares	Value
SPECIALTY RETAIL — 0.0% (c)
EVgo, Inc. (a) (b)	169,585	$ 678,340
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	83,673	16,230,052
Canaan, Inc. ADR (a) (b)	2,225,000	4,739,250
Eastman Kodak Co. (a)	718,745	3,320,602
HP, Inc.	178,475	5,480,967
Immersion Corp.	525,279	3,718,975
Logitech International SA (b)	42,149	2,503,651
Nano Dimension Ltd. ADR (a) (b)	3,082,883	8,909,532
Stratasys Ltd. (a)	441,515	7,841,306
Xerox Holdings Corp.	681,595	10,148,950
		62,893,285
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Fossil Group, Inc. (a)	595,358	1,530,070
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	41,887	6,066,494
Core & Main, Inc. Class A (a)	25,014	783,939
Titan Machinery, Inc. (a)	16,162	476,779
		7,327,212
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Rogers Communications, Inc. Class B (b)	54,247	2,475,833
SK Telecom Co. Ltd. ADR (b)	192,390	3,753,529
Turkcell Iletisim Hizmetleri AS ADR	623,228	2,224,924
Vodafone Group PLC ADR	171,915	1,624,597
		10,078,883
TOTAL COMMON STOCKS (Cost $1,817,104,815)		1,806,812,601
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e) (f)	485,531	485,628
State Street Navigator Securities Lending Portfolio II (g) (h)	174,179,345	174,179,345
TOTAL SHORT-TERM INVESTMENTS (Cost $174,664,973)		174,664,973
TOTAL INVESTMENTS — 109.5% (Cost $1,991,769,788)		1,981,477,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(171,426,871)
NET ASSETS — 100.0%		$ 1,810,050,703
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
174

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,806,810,569	$2,032	$ 0(a)	$1,806,812,601
Short-Term Investments	174,664,973	—	—	174,664,973
TOTAL INVESTMENTS	$1,981,475,542	$2,032	$ 0	$1,981,477,574
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,155,798	$ 1,155,682	$ 66,389,982	$ 67,060,882	$757	$89	485,531	$ 485,628	$ 81,757
State Street Navigator Securities Lending Portfolio II	142,616,689	142,616,689	633,415,199	601,852,543	—	—	174,179,345	174,179,345	8,546,962
Total		$143,772,371	$699,805,181	$668,913,425	$757	$89		$174,664,973	$8,628,719
See accompanying notes to financial statements.
175

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 6.1%
EHang Holdings Ltd. ADR (a) (b)	69,225	$ 1,050,143
HEICO Corp.	3,211	568,155
Huntington Ingalls Industries, Inc.	2,448	557,165
Kaman Corp.	14,449	351,544
Textron, Inc.	11,281	762,934
		3,289,941
AUTOMOBILE COMPONENTS — 14.1%
American Axle & Manufacturing Holdings, Inc. (a)	95,735	791,728
Aptiv PLC (a)	7,711	787,216
BorgWarner, Inc.	15,857	775,566
Dana, Inc.	50,027	850,459
Garrett Motion, Inc. (a) (b)	32,148	243,360
Gentherm, Inc. (a)	12,419	701,798
Lear Corp.	5,418	777,754
Luminar Technologies, Inc. (a) (b)	110,434	759,786
Mobileye Global, Inc. Class A (a) (b)	17,030	654,293
Modine Manufacturing Co. (a)	16,119	532,249
Visteon Corp. (a)	5,031	722,502
		7,596,711
AUTOMOBILES — 21.4%
Fisker, Inc. (a) (b)	119,916	676,326
Ford Motor Co.	54,523	824,933
General Motors Co.	20,458	788,860
Honda Motor Co. Ltd. ADR (b)	24,757	750,385
Li Auto, Inc. ADR (a)	23,293	817,584
Lucid Group, Inc. (a) (b)	115,785	797,759
NIO, Inc. ADR (a)	95,470	925,104
Niu Technologies ADR (a) (b)	61,998	246,752
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	222,477	849,862
Rivian Automotive, Inc. Class A (a) (b)	53,615	893,226
Stellantis NV (b)	32,966	578,224
Tesla, Inc. (a)	3,300	863,841
Toyota Motor Corp. ADR (b)	3,638	584,809
Workhorse Group, Inc. (a)	814,849	710,222
XPeng, Inc. ADR (a)	88,395	1,186,261
		11,494,148
CHEMICALS — 1.4%
Aspen Aerogels, Inc. (a)	97,115	766,237
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Aurora Innovation, Inc. (a) (b)	142,737	419,647
Matthews International Corp. Class A	11,911	507,647
		927,294
ELECTRICAL EQUIPMENT — 5.1%
Ballard Power Systems, Inc. (a) (b)	167,647	730,941
Blink Charging Co. (a) (b)	111,440	667,526
Plug Power, Inc. (a) (b)	77,584	806,098
Security Description	Shares	Value
Sensata Technologies Holding PLC	11,774	$ 529,712
		2,734,277
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.3%
Aeva Technologies, Inc. (a)	131,051	163,814
Innoviz Technologies Ltd. (a) (b)	234,672	666,468
MicroVision, Inc. (a) (b)	97,201	445,181
National Instruments Corp.	9,104	522,570
Sanmina Corp. (a)	9,422	567,864
Trimble, Inc. (a)	14,481	766,624
Vontier Corp.	23,896	769,690
		3,902,211
GROUND TRANSPORTATION — 8.6%
Avis Budget Group, Inc. (a)	3,859	882,437
Grab Holdings Ltd. Class A (a)	228,697	784,431
Hertz Global Holdings, Inc. (a)	31,179	573,382
Lyft, Inc. Class A (a)	71,945	689,953
Ryder System, Inc.	6,242	529,259
TuSimple Holdings, Inc. Class A (a)	221,913	368,376
Uber Technologies, Inc. (a)	19,003	820,359
		4,648,197
INTERACTIVE MEDIA & SERVICES — 1.0%
Baidu, Inc. ADR (a)	3,982	545,176
Yandex NV Class A (a) (c)	31,237	—
		545,176
MACHINERY — 13.5%
Allison Transmission Holdings, Inc.	14,101	796,142
Blue Bird Corp. (a)	25,265	567,957
Cummins, Inc.	3,268	801,183
Hyliion Holdings Corp. (a) (b)	213,202	356,047
Hyster-Yale Materials Handling, Inc.	9,552	533,384
Lion Electric Co. (a) (b)	102,376	189,396
Luxfer Holdings PLC	14,161	201,511
Microvast Holdings, Inc. (a) (b)	455,765	729,224
Nikola Corp. (a) (b)	1,247,887	1,722,084
PACCAR, Inc.	6,889	576,265
Proterra, Inc. (a) (b)	460,224	552,269
REV Group, Inc.	17,652	234,065
		7,259,527
METALS & MINING — 1.0%
ArcelorMittal SA (b)	19,710	538,871
PASSENGER AIRLINES — 0.3%
Blade Air Mobility, Inc. (a)	41,472	163,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.2%
Allegro MicroSystems, Inc. (a)	18,732	845,563
Ambarella, Inc. (a)	9,211	770,684
Enphase Energy, Inc. (a)	2,882	482,677
indie Semiconductor, Inc. Class A (a)	75,080	705,752
Intel Corp.	16,902	565,203
Maxeon Solar Technologies Ltd. (a)	18,134	510,653

See accompanying notes to financial statements.
176

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
NVIDIA Corp.	1,977	$ 836,311
NXP Semiconductors NV	2,836	580,472
ON Semiconductor Corp. (a)	8,303	785,298
QUALCOMM, Inc.	6,433	765,784
SolarEdge Technologies, Inc. (a)	1,810	486,981
STMicroelectronics NV	16,192	809,438
Texas Instruments, Inc.	3,052	549,421
		8,694,237
SOFTWARE — 2.2%
ANSYS, Inc. (a)	2,368	782,079
Xperi, Inc. (a)	30,953	407,032
		1,189,111
TOTAL COMMON STOCKS (Cost $83,211,683)		53,749,338
SHORT-TERM INVESTMENTS — 9.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	22,410	22,414
State Street Navigator Securities Lending Portfolio II (f) (g)	4,841,313	4,841,313
TOTAL SHORT-TERM INVESTMENTS (Cost $4,863,724)		4,863,727
TOTAL INVESTMENTS — 108.9% (Cost $88,075,407)		58,613,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(4,776,447)
NET ASSETS — 100.0%		$ 53,836,618

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$53,749,338	$—	$ 0(a)	$53,749,338
Short-Term Investments	4,863,727	—	—	4,863,727
TOTAL INVESTMENTS	$58,613,065	$—	$ 0	$58,613,065
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	85,725	$ 85,716	$ 3,772,117	$ 3,835,534	$110	$ 5	22,410	$ 22,414	$ 4,484
State Street Navigator Securities Lending Portfolio II	7,974,573	7,974,573	30,059,629	33,192,889	—	—	4,841,313	4,841,313	714,968
Total		$8,060,289	$33,831,746	$37,028,423	$110	$ 5		$4,863,727	$719,452
See accompanying notes to financial statements.
177

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 0.8%
Forward Air Corp.	154	$ 16,341
Hub Group, Inc. Class A (a)	190	15,261
		31,602
AUTOMOBILE COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	665	5,500
Dorman Products, Inc. (a)	164	12,928
Gentherm, Inc. (a)	193	10,906
LCI Industries	148	18,701
Standard Motor Products, Inc.	109	4,090
		52,125
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	177	11,804
BANKS — 8.6%
Ameris Bancorp	378	12,931
Atlantic Union Bankshares Corp.	434	11,262
Axos Financial, Inc. (a)	310	12,226
Banc of California, Inc.	319	3,694
BancFirst Corp.	101	9,292
Bancorp, Inc. (a)	323	10,546
BankUnited, Inc.	439	9,460
Banner Corp.	198	8,647
Berkshire Hills Bancorp, Inc.	257	5,328
Central Pacific Financial Corp.	157	2,466
City Holding Co.	86	7,739
Community Bank System, Inc.	312	14,627
Customers Bancorp, Inc. (a)	177	5,356
FB Financial Corp.	203	5,694
First BanCorp	1,060	12,953
First Commonwealth Financial Corp.	597	7,552
First Financial Bancorp	550	11,242
First Hawaiian, Inc.	739	13,309
Hanmi Financial Corp.	177	2,643
Heritage Financial Corp.	204	3,299
Hilltop Holdings, Inc.	267	8,400
Hope Bancorp, Inc.	694	5,843
Independent Bank Group, Inc.	206	7,113
National Bank Holdings Corp. Class A	218	6,331
NBT Bancorp, Inc.	249	7,931
Northfield Bancorp, Inc.	242	2,657
Northwest Bancshares, Inc.	737	7,812
OFG Bancorp	276	7,198
Pacific Premier Bancorp, Inc.	551	11,395
Park National Corp.	84	8,595
Pathward Financial, Inc.	160	7,418
Provident Financial Services, Inc.	437	7,141
Renasant Corp.	325	8,492
S&T Bancorp, Inc.	226	6,145
Seacoast Banking Corp. of Florida	485	10,719
Simmons First National Corp. Class A	737	12,713
Southside Bancshares, Inc.	174	4,552
Tompkins Financial Corp.	73	4,066
Security Description	Shares	Value
Triumph Financial, Inc. (a)	131	$ 7,954
TrustCo Bank Corp. NY	110	3,147
Trustmark Corp.	354	7,477
Veritex Holdings, Inc.	314	5,630
WSFS Financial Corp.	358	13,504
		342,499
BEVERAGES — 0.4%
MGP Ingredients, Inc.	89	9,459
National Beverage Corp. (a)	135	6,527
		15,986
BIOTECHNOLOGY — 2.9%
Anika Therapeutics, Inc. (a)	93	2,416
Arcus Biosciences, Inc. (a)	303	6,154
Avid Bioservices, Inc. (a)	362	5,057
Catalyst Pharmaceuticals, Inc. (a)	556	7,473
Coherus Biosciences, Inc. (a)	375	1,601
Cytokinetics, Inc. (a)	558	18,202
Dynavax Technologies Corp. (a)	689	8,902
Emergent BioSolutions, Inc. (a)	258	1,896
Enanta Pharmaceuticals, Inc. (a)	114	2,440
Ironwood Pharmaceuticals, Inc. (a)	775	8,246
iTeos Therapeutics, Inc. (a)	142	1,880
Myriad Genetics, Inc. (a)	470	10,895
REGENXBIO, Inc. (a)	219	4,378
uniQure NV (a)	239	2,739
Vanda Pharmaceuticals, Inc. (a)	358	2,359
Vericel Corp. (a)	274	10,294
Vir Biotechnology, Inc. (a)	440	10,793
Xencor, Inc. (a)	348	8,689
		114,414
BUILDING PRODUCTS — 2.0%
AAON, Inc.	250	23,702
American Woodmark Corp. (a)	96	7,332
AZZ, Inc.	144	6,258
Gibraltar Industries, Inc. (a)	180	11,326
Griffon Corp.	275	11,083
Quanex Building Products Corp.	193	5,182
Resideo Technologies, Inc. (a)	846	14,940
		79,823
CAPITAL MARKETS — 1.2%
Avantax, Inc. (a)	231	5,170
Brightsphere Investment Group, Inc.	188	3,939
Donnelley Financial Solutions, Inc. (a)	145	6,602
Piper Sandler Cos.,	86	11,116
StoneX Group, Inc. (a)	102	8,474
Virtus Investment Partners, Inc.	39	7,701
WisdomTree, Inc.	646	4,432
		47,434
CHEMICALS — 3.7%
AdvanSix, Inc.	160	5,597
American Vanguard Corp.	161	2,877
Balchem Corp.	187	25,209
Hawkins, Inc.	110	5,246

See accompanying notes to financial statements.
178

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
HB Fuller Co.	312	$ 22,311
Innospec, Inc.	144	14,463
Koppers Holdings, Inc.	121	4,126
Livent Corp. (a)	1,041	28,555
Minerals Technologies, Inc.	188	10,846
Quaker Chemical Corp.	79	15,397
Stepan Co.	123	11,754
Trinseo PLC	203	2,572
		148,953
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	384	16,378
Brady Corp. Class A	268	12,749
Deluxe Corp.	250	4,370
Enviri Corp. (a)	461	4,550
GEO Group, Inc. (a)	721	5,162
HNI Corp.	268	7,552
Interface, Inc.	338	2,971
Liquidity Services, Inc. (a)	139	2,294
Matthews International Corp. Class A	177	7,544
MillerKnoll, Inc.	439	6,488
OPENLANE, Inc. (a)	632	9,619
Pitney Bowes, Inc.	939	3,324
Viad Corp. (a)	130	3,494
		86,495
COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN Holdings, Inc.	410	4,317
Digi International, Inc. (a)	207	8,154
Extreme Networks, Inc. (a)	750	19,538
Harmonic, Inc. (a)	638	10,316
NETGEAR, Inc. (a)	168	2,379
NetScout Systems, Inc. (a)	391	12,101
Viavi Solutions, Inc. (a)	1,305	14,786
		71,591
CONSTRUCTION & ENGINEERING — 2.5%
Arcosa, Inc.	281	21,291
Comfort Systems USA, Inc.	208	34,154
Dycom Industries, Inc. (a)	172	19,548
Granite Construction, Inc.	254	10,104
MYR Group, Inc. (a)	96	13,281
		98,378
CONSUMER FINANCE — 1.2%
Bread Financial Holdings, Inc.	289	9,072
Encore Capital Group, Inc. (a)	136	6,612
Enova International, Inc. (a)	181	9,615
Green Dot Corp. Class A (a)	272	5,097
PRA Group, Inc. (a)	226	5,164
PROG Holdings, Inc. (a)	290	9,315
World Acceptance Corp. (a)	19	2,546
		47,421
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	181	8,353
PriceSmart, Inc.	146	10,813
SpartanNash Co.	205	4,614
Security Description	Shares	Value
United Natural Foods, Inc. (a)	347	$ 6,784
		30,564
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	264	9,066
Frontdoor, Inc. (a)	473	15,089
Mister Car Wash, Inc. (a)	460	4,439
Strategic Education, Inc.	129	8,751
Stride, Inc. (a)	238	8,861
		46,206
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	421	7,822
American Assets Trust, Inc. REIT	303	5,818
Armada Hoffler Properties, Inc. REIT	393	4,590
		18,230
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Consolidated Communications Holdings, Inc. (a)	460	1,762
Lumen Technologies, Inc.	5,348	12,086
		13,848
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	106	19,709
Powell Industries, Inc.	56	3,393
		23,102
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Arlo Technologies, Inc. (a)	513	5,597
Badger Meter, Inc.	170	25,085
Benchmark Electronics, Inc.	204	5,269
CTS Corp.	185	7,887
ePlus, Inc. (a)	156	8,783
Fabrinet (a)	212	27,535
Insight Enterprises, Inc. (a)	169	24,731
Itron, Inc. (a)	262	18,890
Methode Electronics, Inc.	209	7,006
OSI Systems, Inc. (a)	91	10,722
Plexus Corp. (a)	161	15,817
Rogers Corp. (a)	109	17,650
ScanSource, Inc. (a)	147	4,345
		179,317
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	777	7,964
Bristow Group, Inc. (a)	137	3,936
Core Laboratories, Inc.	271	6,301
Dril-Quip, Inc. (a)	197	4,584
Helix Energy Solutions Group, Inc. (a)	828	6,111
Helmerich & Payne, Inc.	606	21,483
Nabors Industries Ltd. (a)	52	4,838
Oil States International, Inc. (a)	371	2,771
Patterson-UTI Energy, Inc.	1,258	15,058
U.S. Silica Holdings, Inc. (a)	439	5,325
		78,371

See accompanying notes to financial statements.
179

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a)	622	$ 10,263
FINANCIAL SERVICES — 1.8%
EVERTEC, Inc.	378	13,922
Mr Cooper Group, Inc. (a)	402	20,357
Radian Group, Inc.	912	23,055
Walker & Dunlop, Inc.	178	14,078
		71,412
FOOD PRODUCTS — 2.2%
B&G Foods, Inc.	416	5,791
Calavo Growers, Inc.	103	2,989
Cal-Maine Foods, Inc.	220	9,900
Fresh Del Monte Produce, Inc.	178	4,576
Hain Celestial Group, Inc. (a)	519	6,493
Hostess Brands, Inc. (a)	777	19,674
John B Sanfilippo & Son, Inc.	52	6,098
Seneca Foods Corp. Class A (a)	31	1,013
Simply Good Foods Co. (a)	491	17,966
TreeHouse Foods, Inc. (a)	293	14,761
		89,261
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	204	8,782
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	141	13,931
Heartland Express, Inc.	270	4,430
		18,361
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
AngioDynamics, Inc. (a)	247	2,576
CONMED Corp.	177	24,053
Embecta Corp.	332	7,171
Glaukos Corp. (a)	277	19,725
Integer Holdings Corp. (a)	192	17,013
Merit Medical Systems, Inc. (a)	335	28,020
OraSure Technologies, Inc. (a)	421	2,109
Orthofix Medical, Inc. (a)	198	3,576
Varex Imaging Corp. (a)	233	5,492
		109,735
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Addus HomeCare Corp. (a)	93	8,621
AMN Healthcare Services, Inc. (a)	231	25,207
Community Health Systems, Inc. (a)	727	3,199
Cross Country Healthcare, Inc. (a)	206	5,784
Ensign Group, Inc.	323	30,834
Fulgent Genetics, Inc. (a)	114	4,221
ModivCare, Inc. (a)	74	3,346
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	442	8,416
Pediatrix Medical Group, Inc. (a)	475	6,750
RadNet, Inc. (a)	333	10,862
Select Medical Holdings Corp.	604	19,243
U.S. Physical Therapy, Inc.	85	10,318
		136,801
Security Description	Shares	Value
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	578	$ 11,479
LTC Properties, Inc. REIT	235	7,760
		19,239
HEALTH CARE TECHNOLOGY — 0.7%
Certara, Inc. (a)	612	11,145
Computer Programs & Systems, Inc. (a)	83	2,049
HealthStream, Inc.	140	3,438
NextGen Healthcare, Inc. (a)	310	5,028
Veradigm, Inc. (a)	634	7,989
		29,649
HOTEL & RESORT REITs — 1.2%
Chatham Lodging Trust REIT	283	2,649
DiamondRock Hospitality Co. REIT	1,215	9,732
Pebblebrook Hotel Trust REIT	763	10,636
Summit Hotel Properties, Inc. REIT	620	4,036
Sunstone Hotel Investors, Inc. REIT	1,221	12,357
Xenia Hotels & Resorts, Inc. REIT	661	8,137
		47,547
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a)	136	4,325
Bloomin' Brands, Inc.	510	13,714
Brinker International, Inc. (a)	256	9,370
Cheesecake Factory, Inc.	278	9,613
Chuy's Holdings, Inc. (a)	104	4,245
Cracker Barrel Old Country Store, Inc.	129	12,020
Dine Brands Global, Inc.	91	5,281
El Pollo Loco Holdings, Inc.	114	1,000
Jack in the Box, Inc.	120	11,703
Shake Shack, Inc. Class A (a)	217	16,865
		88,136
HOUSEHOLD DURABLES — 3.7%
Cavco Industries, Inc. (a)	47	13,865
Century Communities, Inc.	164	12,566
Ethan Allen Interiors, Inc.	132	3,733
Green Brick Partners, Inc. (a)	158	8,974
iRobot Corp. (a)	158	7,150
La-Z-Boy, Inc.	250	7,160
LGI Homes, Inc. (a)	119	16,052
MDC Holdings, Inc.	337	15,761
Meritage Homes Corp.	212	30,161
Sonos, Inc. (a)	739	12,068
Tri Pointe Homes, Inc. (a)	586	19,256
		146,746
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	162	11,828
LXP Industrial Trust REIT	1,707	16,643
		28,471
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	261	3,717
American Equity Investment Life Holding Co.	368	19,177

See accompanying notes to financial statements.
180

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
AMERISAFE, Inc.	111	$ 5,919
Assured Guaranty Ltd.	348	19,418
Genworth Financial, Inc. Class A (a)	2,875	14,375
Horace Mann Educators Corp.	237	7,029
ProAssurance Corp.	313	4,723
Safety Insurance Group, Inc.	86	6,168
Stewart Information Services Corp.	157	6,459
Trupanion, Inc. (a)	204	4,015
United Fire Group, Inc.	126	2,855
Universal Insurance Holdings, Inc.	159	2,453
		96,308
INTERACTIVE MEDIA & SERVICES — 0.6%
Cars.com, Inc. (a)	360	7,135
QuinStreet, Inc. (a)	294	2,596
Yelp, Inc. (a)	405	14,746
		24,477
MACHINERY — 5.4%
Alamo Group, Inc.	60	11,035
Astec Industries, Inc.	132	5,998
Barnes Group, Inc.	293	12,362
Enerpac Tool Group Corp.	331	8,937
EnPro Industries, Inc.	121	16,157
Federal Signal Corp.	352	22,539
Greenbrier Cos., Inc.	190	8,189
Hillenbrand, Inc.	403	20,666
John Bean Technologies Corp.	185	22,440
Kennametal, Inc.	467	13,258
Lindsay Corp.	64	7,638
Proto Labs, Inc. (a)	157	5,489
SPX Technologies, Inc. (a)	262	22,262
Standex International Corp.	69	9,761
Tennant Co.	108	8,760
Trinity Industries, Inc.	472	12,135
Wabash National Corp.	277	7,102
		214,728
MARINE TRANSPORTATION — 0.4%
Matson, Inc.	209	16,246
MEDIA — 0.5%
EW Scripps Co. Class A (a)	336	3,074
Scholastic Corp.	172	6,689
TechTarget, Inc. (a)	155	4,825
Thryv Holdings, Inc. (a)	178	4,379
		18,967
METALS & MINING — 2.2%
Arconic Corp. (a)	589	17,422
Carpenter Technology Corp.	282	15,829
Century Aluminum Co. (a)	297	2,590
Compass Minerals International, Inc.	198	6,732
Haynes International, Inc.	73	3,710
Kaiser Aluminum Corp.	93	6,662
Materion Corp.	119	13,590
SunCoke Energy, Inc.	484	3,809
TimkenSteel Corp. (a)	230	4,961
Security Description	Shares	Value
Warrior Met Coal, Inc.	300	$ 11,685
		86,990
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Franklin BSP Realty Trust, Inc. REIT	479	6,782
PennyMac Mortgage Investment Trust REIT	516	6,956
Redwood Trust, Inc. REIT	659	4,198
Two Harbors Investment Corp. REIT	560	7,773
		25,709
MULTI-UTILITIES — 0.6%
Avista Corp.	442	17,357
Unitil Corp.	93	4,716
		22,073
OFFICE REITs — 0.9%
Brandywine Realty Trust REIT	996	4,631
Easterly Government Properties, Inc. REIT	527	7,642
Hudson Pacific Properties, Inc. REIT	745	3,144
JBG SMITH Properties REIT	575	8,648
Office Properties Income Trust REIT	282	2,171
SL Green Realty Corp. REIT	374	11,239
		37,475
OIL, GAS & CONSUMABLE FUELS — 2.5%
Callon Petroleum Co. (a)	297	10,416
Civitas Resources, Inc.	286	19,840
Comstock Resources, Inc.	531	6,160
Green Plains, Inc. (a)	344	11,091
Par Pacific Holdings, Inc. (a)	322	8,568
SM Energy Co.	713	22,552
Talos Energy, Inc. (a)	631	8,752
Vital Energy, Inc. (a)	109	4,921
World Kinect Corp.	359	7,424
		99,724
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	97	3,038
PASSENGER AIRLINES — 0.6%
Allegiant Travel Co. (a)	91	11,492
SkyWest, Inc. (a)	260	10,587
		22,079
PERSONAL CARE PRODUCTS — 1.2%
Edgewell Personal Care Co.	298	12,310
elf Beauty, Inc. (a)	294	33,584
		45,894
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	219	12,586
Innoviva, Inc. (a)	365	4,647
Ligand Pharmaceuticals, Inc. (a)	93	6,705
Phibro Animal Health Corp. Class A	129	1,767
Prestige Consumer Healthcare, Inc. (a)	288	17,116
		42,821

See accompanying notes to financial statements.
181

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.0%
CSG Systems International, Inc.	175	$ 9,230
Heidrick & Struggles International, Inc.	115	3,044
Kelly Services, Inc. Class A	201	3,540
Korn Ferry	306	15,159
Resources Connection, Inc.	185	2,906
TrueBlue, Inc. (a)	190	3,365
TTEC Holdings, Inc.	110	3,722
		40,966
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	635	4,242
Cushman & Wakefield PLC (a)	943	7,714
Kennedy-Wilson Holdings, Inc.	680	11,104
St. Joe Co.	196	9,475
		32,535
RESIDENTIAL REITs — 0.5%
Centerspace REIT	87	5,338
Elme Communities REIT	508	8,352
Veris Residential, Inc. REIT (a)	460	7,383
		21,073
RETAIL REITs — 1.8%
Acadia Realty Trust REIT	551	7,929
Getty Realty Corp. REIT	263	8,895
Retail Opportunity Investments Corp. REIT	723	9,768
RPT Realty REIT	495	5,173
SITE Centers Corp. REIT	1,065	14,079
Tanger Factory Outlet Centers, Inc. REIT	606	13,374
Urban Edge Properties REIT	682	10,523
Whitestone REIT	295	2,861
		72,602
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Axcelis Technologies, Inc. (a)	190	34,833
Cohu, Inc. (a)	276	11,471
Diodes, Inc. (a)	264	24,417
FormFactor, Inc. (a)	447	15,296
Kulicke & Soffa Industries, Inc.	329	19,559
Onto Innovation, Inc. (a)	287	33,427
Rambus, Inc. (a)	634	40,684
Semtech Corp. (a)	370	9,420
Veeco Instruments, Inc. (a)	298	7,653
		196,760
SOFTWARE — 3.4%
8x8, Inc. (a)	656	2,775
A10 Networks, Inc.	372	5,427
Adeia, Inc.	610	6,716
Agilysys, Inc. (a)	116	7,962
Alarm.com Holdings, Inc. (a)	290	14,987
Consensus Cloud Solutions, Inc. (a)	102	3,162
Digital Turbine, Inc. (a)	524	4,863
Ebix, Inc.	136	3,427
InterDigital, Inc.	156	15,062
Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	376	$ 10,739
OneSpan, Inc. (a)	205	3,042
Progress Software Corp.	252	14,641
SPS Commerce, Inc. (a)	213	40,908
		133,711
SPECIALIZED REITs — 0.5%
Four Corners Property Trust, Inc. REIT	508	12,903
Uniti Group, Inc. REIT	1,377	6,362
		19,265
SPECIALTY RETAIL — 4.6%
Aaron's Co., Inc.	179	2,531
Abercrombie & Fitch Co. Class A (a)	284	10,701
Academy Sports & Outdoors, Inc.	454	24,539
American Eagle Outfitters, Inc.	1,072	12,650
America's Car-Mart, Inc. (a)	34	3,393
Boot Barn Holdings, Inc. (a)	173	14,651
Caleres, Inc.	207	4,953
Chico's FAS, Inc. (a)	726	3,884
Group 1 Automotive, Inc.	85	21,938
Guess?, Inc.	177	3,443
Haverty Furniture Cos., Inc.	77	2,327
Hibbett, Inc.	74	2,685
Leslie's, Inc. (a)	863	8,104
Monro, Inc.	182	7,395
ODP Corp. (a)	199	9,317
Sally Beauty Holdings, Inc. (a)	623	7,694
Signet Jewelers Ltd.	264	17,229
Sleep Number Corp. (a)	128	3,492
Upbound Group, Inc.	291	9,059
Urban Outfitters, Inc. (a)	348	11,529
		181,514
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc.	2,028	9,207
Movado Group, Inc.	91	2,442
Oxford Industries, Inc.	86	8,464
Steven Madden Ltd.	425	13,893
Wolverine World Wide, Inc.	457	6,713
		40,719
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	224	32,442
Boise Cascade Co.	229	20,690
NOW, Inc. (a)	641	6,641
Veritiv Corp.	78	9,797
		69,570
WATER UTILITIES — 1.4%
American States Water Co.	215	18,705
California Water Service Group	327	16,883
Middlesex Water Co.	102	8,227
SJW Group	162	11,358
		55,173
TOTAL COMMON STOCKS (Cost $3,966,782)		3,962,983

See accompanying notes to financial statements.
182

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d) (Cost $7,803)	7,801	$ 7,803
TOTAL INVESTMENTS — 99.9% (Cost $3,974,585)		3,970,786
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,238
NET ASSETS — 100.0%		$ 3,974,024
(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,962,983	$—	$ 0(a)	$3,962,983
Short-Term Investment	7,803	—	—	7,803
TOTAL INVESTMENTS	$3,970,786	$—	$ 0	$3,970,786
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	344	$344	$ 40,839	$ 41,183	$—	$—	—	$ —	$ 24
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	95,563	87,760	—	—	7,801	7,803	171
Total		$344	$136,402	$128,943	$—	$—		$7,803	$195
See accompanying notes to financial statements.
183

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	20,347	$ 4,377,657
Lockheed Martin Corp.	9,167	4,220,304
Northrop Grumman Corp.	9,719	4,429,920
		13,027,881
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	47,687	4,499,268
AUTOMOBILE COMPONENTS — 0.3%
Gentex Corp.	96,042	2,810,189
BANKS — 0.7%
Commerce Bancshares, Inc.	49,563	2,413,718
First Financial Bankshares, Inc.	53,088	1,512,477
Old National Bancorp	119,238	1,662,178
		5,588,373
BEVERAGES — 1.2%
PepsiCo, Inc.	51,702	9,576,244
BUILDING PRODUCTS — 0.5%
Lennox International, Inc.	13,080	4,264,996
CAPITAL MARKETS — 3.5%
CME Group, Inc.	41,997	7,781,624
FactSet Research Systems, Inc.	12,616	5,054,601
Intercontinental Exchange, Inc.	65,750	7,435,010
Nasdaq, Inc.	116,086	5,786,887
SEI Investments Co.	45,247	2,697,626
		28,755,748
CHEMICALS — 3.4%
Air Products & Chemicals, Inc.	21,413	6,413,836
Ecolab, Inc.	38,123	7,117,183
FMC Corp.	51,337	5,356,502
Linde PLC	22,358	8,520,187
		27,407,708
COMMERCIAL SERVICES & SUPPLIES — 2.6%
MSA Safety, Inc.	14,995	2,608,530
Republic Services, Inc.	64,557	9,888,196
Waste Management, Inc.	49,446	8,574,925
		21,071,651
COMMUNICATIONS EQUIPMENT — 1.1%
Juniper Networks, Inc.	131,881	4,131,832
Motorola Solutions, Inc.	15,955	4,679,282
		8,811,114
CONSTRUCTION MATERIALS — 1.0%
Vulcan Materials Co.	37,735	8,506,978
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.1%
Casey's General Stores, Inc.	15,340	3,741,119
Costco Wholesale Corp.	12,103	6,516,013
Dollar General Corp.	30,365	5,155,370
Walmart, Inc.	62,425	9,811,962
		25,224,464
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.6%
Amcor PLC	611,246	$ 6,100,235
AptarGroup, Inc.	26,708	3,094,389
Silgan Holdings, Inc.	34,051	1,596,651
Sonoco Products Co.	39,827	2,350,590
		13,141,865
DISTRIBUTORS — 0.6%
Genuine Parts Co.	27,487	4,651,625
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	61,128	3,948,258
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	263,886	4,208,982
Verizon Communications, Inc.	256,856	9,552,474
		13,761,456
ELECTRIC UTILITIES — 2.7%
Duke Energy Corp.	82,611	7,413,511
Eversource Energy	98,326	6,973,280
Xcel Energy, Inc.	125,973	7,831,741
		22,218,532
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	30,596	4,952,880
Eaton Corp. PLC	25,697	5,167,667
		10,120,547
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	51,137	4,344,088
FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	25,150	8,576,150
Fiserv, Inc. (a)	48,493	6,117,392
Jack Henry & Associates, Inc.	30,025	5,024,083
Visa, Inc. Class A	22,331	5,303,166
		25,020,791
FOOD PRODUCTS — 1.2%
Hershey Co.	39,730	9,920,581
GAS UTILITIES — 0.2%
National Fuel Gas Co.	35,984	1,848,138
GROUND TRANSPORTATION — 0.3%
Landstar System, Inc.	14,652	2,821,096
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	65,702	7,162,832
Becton Dickinson & Co.	26,033	6,872,972
Boston Scientific Corp. (a)	108,343	5,860,273
Medtronic PLC	80,596	7,100,508
		26,996,585
HEALTH CARE PROVIDERS & SERVICES — 1.2%
AmerisourceBergen Corp.	35,229	6,779,117
Chemed Corp.	5,990	3,244,603
		10,023,720

See accompanying notes to financial statements.
184

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
HEALTH CARE REITs — 0.4%
Healthcare Realty Trust, Inc. REIT	154,765	$ 2,918,868
HOTELS, RESTAURANTS & LEISURE — 2.2%
McDonald's Corp.	30,808	9,193,415
Starbucks Corp.	38,598	3,823,518
Yum! Brands, Inc.	33,841	4,688,671
		17,705,604
HOUSEHOLD DURABLES — 0.6%
Garmin Ltd.	45,031	4,696,283
HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	119,495	9,205,895
Procter & Gamble Co.	61,829	9,381,932
		18,587,827
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	47,944	4,798,715
Honeywell International, Inc.	22,248	4,616,460
		9,415,175
INDUSTRIAL REITs — 0.4%
First Industrial Realty Trust, Inc. REIT	55,344	2,913,308
INSURANCE — 11.7%
Allstate Corp.	59,418	6,478,939
Aon PLC Class A	19,926	6,878,455
Arthur J Gallagher & Co.	39,442	8,660,280
Assurant, Inc.	21,514	2,704,740
Brown & Brown, Inc.	98,686	6,793,544
Chubb Ltd.	30,617	5,895,609
Globe Life, Inc.	38,963	4,271,124
Hanover Insurance Group, Inc.	14,425	1,630,458
Loews Corp.	80,044	4,753,013
Markel Group, Inc. (a)	4,723	6,532,759
Marsh & McLennan Cos., Inc.	47,033	8,845,967
Old Republic International Corp.	112,540	2,832,632
Progressive Corp.	48,519	6,422,460
RLI Corp.	16,494	2,250,936
Selective Insurance Group, Inc.	24,338	2,335,231
Travelers Cos., Inc.	41,535	7,212,968
W R Berkley Corp.	85,404	5,086,662
Willis Towers Watson PLC	26,960	6,349,080
		95,934,857
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	41,549	4,973,415
IT SERVICES — 2.9%
Accenture PLC Class A	15,375	4,744,417
Akamai Technologies, Inc. (a)	57,411	5,159,526
Amdocs Ltd.	49,722	4,915,020
International Business Machines Corp.	30,917	4,137,004
VeriSign, Inc. (a)	20,581	4,650,689
		23,606,656
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Thermo Fisher Scientific, Inc.	9,813	5,119,933
Security Description	Shares	Value
MACHINERY — 5.7%
Fortive Corp.	62,075	$ 4,641,348
Graco, Inc.	68,404	5,906,686
IDEX Corp.	23,626	5,085,733
Illinois Tool Works, Inc.	20,773	5,196,574
Lincoln Electric Holdings, Inc.	23,497	4,667,209
Nordson Corp.	21,106	5,238,087
Otis Worldwide Corp.	66,635	5,931,181
PACCAR, Inc.	67,636	5,657,751
Toro Co.	42,657	4,336,084
		46,660,653
MULTI-UTILITIES — 6.3%
Ameren Corp.	99,071	8,091,129
CMS Energy Corp.	119,469	7,018,804
Consolidated Edison, Inc.	77,942	7,045,957
Dominion Energy, Inc.	130,764	6,772,267
DTE Energy Co.	69,680	7,666,194
Public Service Enterprise Group, Inc.	124,146	7,772,781
WEC Energy Group, Inc.	80,269	7,082,936
		51,450,068
OIL, GAS & CONSUMABLE FUELS — 2.0%
Cheniere Energy, Inc.	18,059	2,751,469
Chevron Corp.	18,112	2,849,923
Exxon Mobil Corp.	24,796	2,659,371
Kinder Morgan, Inc.	260,409	4,484,243
Williams Cos., Inc.	101,076	3,298,110
		16,043,116
PHARMACEUTICALS — 3.2%
Bristol-Myers Squibb Co.	75,772	4,845,619
Johnson & Johnson	54,313	8,989,888
Merck & Co., Inc.	57,632	6,650,157
Zoetis, Inc.	33,054	5,692,229
		26,177,893
PROFESSIONAL SERVICES — 4.4%
Automatic Data Processing, Inc.	24,288	5,338,259
Booz Allen Hamilton Holding Corp.	53,584	5,979,974
Broadridge Financial Solutions, Inc.	28,393	4,702,733
Jacobs Solutions, Inc.	40,846	4,856,181
Maximus, Inc.	24,727	2,089,679
Paychex, Inc.	43,696	4,888,272
Science Applications International Corp.	22,186	2,495,481
Verisk Analytics, Inc.	23,944	5,412,062
		35,762,641
RESIDENTIAL REITs — 5.9%
American Homes 4 Rent Class A REIT	127,179	4,508,496
AvalonBay Communities, Inc. REIT	42,497	8,043,407
Camden Property Trust REIT	43,275	4,711,349
Equity LifeStyle Properties, Inc. REIT	76,754	5,134,075
Essex Property Trust, Inc. REIT	27,383	6,415,837

See accompanying notes to financial statements.
185

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	49,078	$ 7,452,985
Sun Communities, Inc. REIT	50,151	6,542,700
UDR, Inc. REIT	134,950	5,797,452
		48,606,301
RETAIL REITs — 0.3%
Agree Realty Corp. REIT	36,507	2,387,193
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	25,828	4,649,557
SOFTWARE — 3.7%
Black Knight, Inc. (a)	62,890	3,756,420
Check Point Software Technologies Ltd. (a)	35,818	4,499,457
Dolby Laboratories, Inc. Class A	39,155	3,276,490
Microsoft Corp.	24,039	8,186,241
Oracle Corp.	46,964	5,592,943
Roper Technologies, Inc.	10,298	4,951,278
		30,262,829
SPECIALIZED REITs — 4.1%
American Tower Corp. REIT	40,971	7,945,916
Crown Castle, Inc. REIT	58,302	6,642,930
CubeSmart REIT	92,543	4,132,970
Equinix, Inc. REIT	7,168	5,619,282
Public Storage REIT	30,450	8,887,746
		33,228,844
SPECIALTY RETAIL — 3.0%
AutoZone, Inc. (a)	1,936	4,827,145
Security Description	Shares	Value
Home Depot, Inc.	17,030	$ 5,290,199
O'Reilly Automotive, Inc. (a)	5,402	5,160,531
TJX Cos., Inc.	59,352	5,032,456
Tractor Supply Co.	19,542	4,320,736
		24,631,067
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Columbia Sportswear Co.	14,653	1,131,798
TOTAL COMMON STOCKS (Cost $785,397,322)		815,225,782
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (b) (c) (Cost $1,487,425)	1,487,182	1,487,479
TOTAL INVESTMENTS — 99.9% (Cost $786,884,747)		816,713,261
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,008,298
NET ASSETS — 100.0%		$ 817,721,559
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$815,225,782	$—	$—	$815,225,782
Short-Term Investment	1,487,479	—	—	1,487,479
TOTAL INVESTMENTS	$816,713,261	$—	$—	$816,713,261

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,572,450	$1,572,293	$21,191,238	$21,276,216	$105	$59	1,487,182	$1,487,479	$45,581
State Street Navigator Securities Lending Portfolio II	—	—	12,364,144	12,364,144	—	—	—	—	658
Total		$1,572,293	$33,555,382	$33,640,360	$105	$59		$1,487,479	$46,239
See accompanying notes to financial statements.
186

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
Moog, Inc. Class A	3,416	$ 370,397
National Presto Industries, Inc.	8,627	631,496
		1,001,893
AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	15,089	284,730
Forward Air Corp.	3,982	422,530
Hub Group, Inc. Class A (a)	5,407	434,290
		1,141,550
AUTOMOBILE COMPONENTS — 0.8%
Dorman Products, Inc. (a)	5,850	461,155
Gentherm, Inc. (a)	4,652	262,885
Standard Motor Products, Inc.	17,093	641,329
Stoneridge, Inc. (a)	11,383	214,570
		1,579,939
AUTOMOBILES — 0.5%
NWTN, Inc. Class B (a)	92,839	988,735
BANKS — 24.2%
1st Source Corp.	12,021	504,041
American National Bankshares, Inc. (b)	16,928	490,573
Arrow Financial Corp.	26,579	535,301
Associated Banc-Corp.	24,871	403,656
BancFirst Corp.	5,064	465,888
Bank First Corp. (b)	7,638	635,482
Bank of Hawaii Corp. (b)	7,705	317,677
Bank of Marin Bancorp	23,754	419,733
Banner Corp.	7,713	336,827
Bar Harbor Bankshares	19,405	478,139
Bridgewater Bancshares, Inc. (a)	34,406	338,899
Brookline Bancorp, Inc.	52,861	462,005
Business First Bancshares, Inc. (b)	26,882	405,112
Cambridge Bancorp (b)	12,321	669,153
Camden National Corp.	21,134	654,520
Capital City Bank Group, Inc.	17,815	545,852
Capitol Federal Financial, Inc.	129,311	797,849
Cathay General Bancorp	11,598	373,340
Central Pacific Financial Corp.	22,662	356,020
Citizens & Northern Corp. (b)	24,586	474,510
City Holding Co.	12,287	1,105,707
CNB Financial Corp. (b)	24,263	428,242
Community Bank System, Inc.	17,491	819,978
Community Trust Bancorp, Inc.	20,064	713,676
CVB Financial Corp.	44,973	597,241
Enterprise Bancorp, Inc.	15,300	442,782
Enterprise Financial Services Corp.	8,602	336,338
Esquire Financial Holdings, Inc.	11,210	512,745
Farmers National Banc Corp.	50,844	628,940
Financial Institutions, Inc.	20,420	321,411
First Bancshares, Inc.	19,569	505,663
First Busey Corp.	25,917	520,932
Security Description	Shares	Value
First Commonwealth Financial Corp.	37,503	$ 474,413
First Community Bankshares, Inc.	23,535	699,696
First Financial Corp.	18,376	596,669
First Interstate BancSystem, Inc. Class A	16,529	394,051
First Merchants Corp.	12,168	343,503
First Mid Bancshares, Inc.	27,574	665,636
First of Long Island Corp.	35,837	430,761
Flushing Financial Corp.	35,977	442,157
Fulton Financial Corp.	38,560	459,635
German American Bancorp, Inc.	22,753	618,427
Great Southern Bancorp, Inc.	14,213	721,025
Guaranty Bancshares, Inc.	15,062	407,879
HarborOne Bancorp, Inc.	60,134	521,963
Heartland Financial USA, Inc.	11,654	324,797
Heritage Financial Corp.	26,715	431,982
Hilltop Holdings, Inc.	15,240	479,450
HomeTrust Bancshares, Inc.	21,411	447,276
Independent Bank Corp. (c)	7,756	345,220
Independent Bank Corp. (c)	22,770	386,179
International Bancshares Corp.	11,579	511,792
Kearny Financial Corp.	79,821	562,738
Lakeland Bancorp, Inc.	34,361	460,094
Lakeland Financial Corp.	8,338	404,560
Macatawa Bank Corp.	40,046	371,627
Mercantile Bank Corp.	15,184	419,382
Metrocity Bankshares, Inc.	30,177	539,867
Mid Penn Bancorp, Inc. (b)	22,094	487,835
MidWestOne Financial Group, Inc.	17,662	377,437
National Bank Holdings Corp. Class A	14,143	410,713
NBT Bancorp, Inc.	22,055	702,452
Nicolet Bankshares, Inc. (b)	10,756	730,440
Northfield Bancorp, Inc.	53,137	583,444
Northwest Bancshares, Inc.	68,727	728,506
OceanFirst Financial Corp.	22,536	352,012
Origin Bancorp, Inc.	14,542	426,081
Park National Corp.	5,392	551,709
Peoples Bancorp, Inc.	23,471	623,155
Popular, Inc.	8,403	508,550
Provident Financial Services, Inc.	23,079	377,111
QCR Holdings, Inc.	13,397	549,679
S&T Bancorp, Inc.	14,819	402,929
Sandy Spring Bancorp, Inc.	19,575	443,961
ServisFirst Bancshares, Inc.	8,687	355,472
Simmons First National Corp. Class A	28,552	492,522
SmartFinancial, Inc.	23,687	509,507
Southern Missouri Bancorp, Inc. (b)	11,688	449,404
Southside Bancshares, Inc.	31,105	813,707
Stock Yards Bancorp, Inc.	9,899	449,118
Tompkins Financial Corp.	11,267	627,572
Towne Bank	19,119	444,326
TriCo Bancshares	11,763	390,532
TrustCo Bank Corp. NY	17,292	494,724

See accompanying notes to financial statements.
187

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Trustmark Corp.	21,870	$ 461,894
UMB Financial Corp.	8,246	502,181
Univest Financial Corp.	20,293	366,897
Washington Federal, Inc.	17,640	467,813
Washington Trust Bancorp, Inc.	18,437	494,296
WesBanco, Inc.	15,209	389,502
West BanCorp, Inc.	24,408	449,351
Westamerica BanCorp	19,984	765,387
		46,239,230
BEVERAGES — 0.2%
Primo Water Corp.	28,896	362,356
BIOTECHNOLOGY — 1.7%
Agios Pharmaceuticals, Inc. (a)	8,968	253,974
Alkermes PLC (a)	9,584	299,979
Anika Therapeutics, Inc. (a)	7,946	206,437
Blueprint Medicines Corp. (a)	4,047	255,771
Crinetics Pharmaceuticals, Inc. (a)	9,660	174,073
Eagle Pharmaceuticals, Inc. (a)	11,412	221,849
Emergent BioSolutions, Inc. (a)	17,973	132,102
Enanta Pharmaceuticals, Inc. (a)	3,870	82,818
Immatics NV (a)	32,743	377,854
Ironwood Pharmaceuticals, Inc. (a)	28,441	302,612
PTC Therapeutics, Inc. (a)	5,314	216,120
Sinovac Biotech Ltd. (a)	30,008	194,152
Travere Therapeutics, Inc. (a)	8,461	129,961
Vanda Pharmaceuticals, Inc. (a)	29,763	196,138
Xencor, Inc. (a)	8,246	205,903
		3,249,743
BUILDING PRODUCTS — 1.8%
Apogee Enterprises, Inc.	7,431	352,750
Armstrong World Industries, Inc.	5,995	440,393
AZZ, Inc.	8,417	365,803
CSW Industrials, Inc.	3,877	644,319
Gibraltar Industries, Inc. (a)	5,936	373,493
Janus International Group, Inc. (a)	35,169	374,901
Simpson Manufacturing Co., Inc.	3,544	490,844
Zurn Elkay Water Solutions Corp. Class C	17,760	477,566
		3,520,069
CAPITAL MARKETS — 0.9%
Artisan Partners Asset Management, Inc. Class A (b)	7,361	289,361
Diamond Hill Investment Group, Inc.	3,276	561,179
PJT Partners, Inc. Class A	8,624	600,575
WisdomTree, Inc.	38,212	262,134
		1,713,249
CHEMICALS — 3.6%
American Vanguard Corp.	13,752	245,748
Balchem Corp.	4,699	633,472
Cabot Corp.	3,377	225,887
Chase Corp.	6,247	757,261
Ecovyst, Inc. (a)	33,521	384,151
Security Description	Shares	Value
Hawkins, Inc.	9,427	$ 449,574
HB Fuller Co.	4,507	322,296
Innospec, Inc.	3,897	391,415
Mativ Holdings, Inc.	11,542	174,515
Minerals Technologies, Inc.	6,415	370,081
NewMarket Corp.	3,209	1,290,403
Quaker Chemical Corp.	1,562	304,434
Sensient Technologies Corp.	9,299	661,438
Stepan Co.	6,474	618,655
		6,829,330
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	7,401	315,653
Brady Corp. Class A	10,918	519,369
Casella Waste Systems, Inc. Class A (a)	7,486	677,109
Ennis, Inc.	41,151	838,657
Healthcare Services Group, Inc.	26,221	391,480
HNI Corp.	21,138	595,669
Matthews International Corp. Class A	8,733	372,200
Stericycle, Inc. (a)	8,021	372,495
UniFirst Corp.	3,063	474,796
		4,557,428
COMMUNICATIONS EQUIPMENT — 1.4%
Digi International, Inc. (a)	7,779	306,415
Harmonic, Inc. (a)	21,255	343,693
Ituran Location & Control Ltd.	14,583	340,367
NETGEAR, Inc. (a)	12,493	176,901
NetScout Systems, Inc. (a)	20,179	624,540
Radware Ltd. (a)	17,620	341,652
Viavi Solutions, Inc. (a)	43,462	492,425
		2,625,993
CONSTRUCTION & ENGINEERING — 1.6%
Arcosa, Inc.	8,828	668,897
Argan, Inc.	13,607	536,252
Construction Partners, Inc. Class A (a)	11,506	361,173
Great Lakes Dredge & Dock Corp. (a)	59,770	487,723
IES Holdings, Inc. (a)	7,978	453,789
MYR Group, Inc. (a)	2,540	351,384
Northwest Pipe Co. (a) (b)	7,504	226,921
		3,086,139
CONSUMER FINANCE — 0.1%
PRA Group, Inc. (a)	7,410	169,318
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Ingles Markets, Inc. Class A	4,283	353,990
PriceSmart, Inc.	5,557	411,552
Weis Markets, Inc.	5,178	332,479
		1,098,021
CONTAINERS & PACKAGING — 0.3%
TriMas Corp.	23,791	654,015

See accompanying notes to financial statements.
188

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	5,802	$ 199,241
Carriage Services, Inc.	7,138	231,771
Frontdoor, Inc. (a)	10,059	320,882
Graham Holdings Co. Class B	756	432,039
Grand Canyon Education, Inc. (a)	2,869	296,109
Perdoceo Education Corp. (a)	17,156	210,504
Strategic Education, Inc.	3,296	223,601
		1,914,147
DIVERSIFIED REITs — 1.0%
Armada Hoffler Properties, Inc. REIT	40,035	467,609
CTO Realty Growth, Inc. REIT	34,617	593,335
Gladstone Commercial Corp. REIT (b)	40,534	501,406
One Liberty Properties, Inc. REIT	19,125	388,620
		1,950,970
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Anterix, Inc. (a)	9,110	288,696
ATN International, Inc.	9,330	341,478
Cogent Communications Holdings, Inc.	8,077	543,501
EchoStar Corp. Class A (a)	22,868	396,531
Liberty Latin America Ltd. Class C (a) (b)	30,818	265,651
Lumen Technologies, Inc.	84,495	190,959
		2,026,816
ELECTRIC UTILITIES — 1.6%
Hawaiian Electric Industries, Inc.	26,185	947,897
MGE Energy, Inc.	15,583	1,232,771
PNM Resources, Inc.	21,032	948,543
		3,129,211
ELECTRICAL EQUIPMENT — 0.2%
EnerSys	4,007	434,840
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc. (b)	2,705	301,472
AudioCodes Ltd.	16,395	149,686
Avnet, Inc.	7,701	388,516
Badger Meter, Inc.	4,095	604,258
Benchmark Electronics, Inc.	14,132	365,030
CTS Corp.	7,193	306,638
ePlus, Inc. (a)	7,013	394,832
Fabrinet (a)	2,457	319,115
Hollysys Automation Technologies Ltd. (a)	20,300	357,077
Kimball Electronics, Inc. (a)	9,883	273,067
Knowles Corp. (a)	19,516	352,459
Methode Electronics, Inc.	10,120	339,222
Mirion Technologies, Inc. (a) (b)	37,641	318,067
OSI Systems, Inc. (a)	5,757	678,347
Plexus Corp. (a)	4,605	452,395
Sanmina Corp. (a)	4,955	298,638
Security Description	Shares	Value
ScanSource, Inc. (a)	8,917	$ 263,587
TTM Technologies, Inc. (a)	18,407	255,857
Vishay Intertechnology, Inc.	15,501	455,729
Vishay Precision Group, Inc. (a)	7,103	263,877
		7,137,869
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	14,718	150,860
Cactus, Inc. Class A	3,010	127,383
Dril-Quip, Inc. (a)	6,164	143,436
Expro Group Holdings NV (a)	5,489	97,265
Helmerich & Payne, Inc.	3,302	117,056
		636,000
FINANCIAL SERVICES — 1.6%
Alerus Financial Corp. (b)	29,597	532,154
Cannae Holdings, Inc. (a)	17,789	359,516
Cass Information Systems, Inc.	12,874	499,254
EVERTEC, Inc.	13,227	487,150
Waterstone Financial, Inc.	32,246	467,245
Western Union Co.	57,291	672,023
		3,017,342
FOOD PRODUCTS — 1.6%
Cal-Maine Foods, Inc.	10,590	476,550
Hostess Brands, Inc. (a)	24,411	618,087
J & J Snack Foods Corp.	4,529	717,212
John B Sanfilippo & Son, Inc.	5,515	646,744
Nomad Foods Ltd. (a)	30,683	537,566
		2,996,159
GAS UTILITIES — 1.6%
Chesapeake Utilities Corp.	8,323	990,437
Southwest Gas Holdings, Inc.	17,238	1,097,199
Spire, Inc.	15,268	968,602
		3,056,238
GROUND TRANSPORTATION — 1.1%
Heartland Express, Inc.	58,277	956,326
Marten Transport Ltd.	22,599	485,878
Werner Enterprises, Inc.	14,299	631,730
		2,073,934
HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
AngioDynamics, Inc. (a)	20,984	218,863
Artivion, Inc. (a)	17,397	299,054
AtriCure, Inc. (a)	6,722	331,798
Avanos Medical, Inc. (a)	9,803	250,565
Cerus Corp. (a)	70,683	173,880
CONMED Corp.	3,587	487,437
Haemonetics Corp. (a)	3,359	285,985
ICU Medical, Inc. (a)	2,633	469,174
Inari Medical, Inc. (a) (b)	3,217	187,036
Integer Holdings Corp. (a)	4,003	354,706
Integra LifeSciences Holdings Corp. (a)	8,031	330,315
iRadimed Corp.	4,773	227,863
LeMaitre Vascular, Inc.	6,775	455,822

See accompanying notes to financial statements.
189

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
LivaNova PLC (a)	7,264	$ 373,588
Merit Medical Systems, Inc. (a)	3,742	312,981
Neogen Corp. (a)	14,948	325,119
Nevro Corp. (a)	5,605	142,479
NuVasive, Inc. (a)	8,143	338,667
Omnicell, Inc. (a)	5,110	376,454
Orchestra BioMed Holdings, Inc. (a) (b)	33,074	231,518
Orthofix Medical, Inc. (a)	18,949	342,219
OrthoPediatrics Corp. (a)	6,152	269,765
Silk Road Medical, Inc. (a)	3,818	124,047
UFP Technologies, Inc. (a)	3,956	766,871
Varex Imaging Corp. (a)	14,345	338,112
		8,014,318
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Addus HomeCare Corp. (a)	3,262	302,387
Amedisys, Inc. (a)	2,659	243,139
AMN Healthcare Services, Inc. (a)	3,377	368,498
Brookdale Senior Living, Inc. (a) (b)	57,261	241,641
National HealthCare Corp.	20,461	1,264,899
National Research Corp. (b)	8,214	357,391
Patterson Cos., Inc.	10,972	364,929
Pediatrix Medical Group, Inc. (a)	11,094	157,646
Premier, Inc. Class A	22,959	635,046
Select Medical Holdings Corp.	9,542	304,008
U.S. Physical Therapy, Inc.	2,697	327,389
		4,566,973
HEALTH CARE REITs — 1.6%
Community Healthcare Trust, Inc. REIT	17,350	572,897
Global Medical REIT, Inc.	48,439	442,248
LTC Properties, Inc. REIT	13,989	461,917
National Health Investors, Inc. REIT	9,101	477,075
Physicians Realty Trust REIT	50,582	707,642
Universal Health Realty Income Trust REIT	9,899	470,994
		3,132,773
HEALTH CARE TECHNOLOGY — 0.6%
Computer Programs & Systems, Inc. (a)	14,648	361,659
HealthStream, Inc.	21,347	524,282
NextGen Healthcare, Inc. (a)	13,499	218,954
		1,104,895
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	25,569	386,348
HOTELS, RESTAURANTS & LEISURE — 0.9%
Accel Entertainment, Inc. (a)	24,369	257,336
Arcos Dorados Holdings, Inc. Class A	30,639	314,050
Cracker Barrel Old Country Store, Inc. (b)	2,416	225,123
MakeMyTrip Ltd. (a) (b)	8,266	223,017
Papa John's International, Inc.	3,528	260,472
Security Description	Shares	Value
Wendy's Co.	21,803	$ 474,215
		1,754,213
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	767	226,265
Ethan Allen Interiors, Inc.	10,612	300,107
Helen of Troy Ltd. (a) (b)	3,684	397,946
La-Z-Boy, Inc.	12,084	346,086
Leggett & Platt, Inc.	9,108	269,779
MDC Holdings, Inc.	7,274	340,205
Tri Pointe Homes, Inc. (a)	9,569	314,437
		2,194,825
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	8,749	339,199
WD-40 Co. (b)	3,127	589,908
		929,107
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	66,858	651,865
INSURANCE — 3.1%
AMERISAFE, Inc.	17,255	920,036
CNO Financial Group, Inc.	18,896	447,268
Employers Holdings, Inc.	13,626	509,749
Enstar Group Ltd. (a)	3,043	743,222
Horace Mann Educators Corp.	24,638	730,763
James River Group Holdings Ltd.	21,003	383,515
Safety Insurance Group, Inc.	12,483	895,281
United Fire Group, Inc.	15,683	355,377
White Mountains Insurance Group Ltd.	659	915,292
		5,900,503
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	4,979	348,829
IT SERVICES — 0.3%
Hackett Group, Inc.	23,440	523,884
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Clarus Corp.	26,693	243,974
Johnson Outdoors, Inc. Class A	4,447	273,268
Sturm Ruger & Co., Inc.	5,655	299,489
		816,731
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mesa Laboratories, Inc.	2,041	262,268
MACHINERY — 5.0%
Alamo Group, Inc.	2,816	517,891
Albany International Corp. Class A	3,299	307,731
Allison Transmission Holdings, Inc.	10,910	615,979
Barnes Group, Inc.	8,097	341,612
Columbus McKinnon Corp.	9,262	376,500
Douglas Dynamics, Inc.	13,063	390,322
ESCO Technologies, Inc.	5,132	531,829
Federal Signal Corp.	8,946	572,812
Franklin Electric Co., Inc.	7,078	728,326
Gorman-Rupp Co.	26,021	750,185
Hillenbrand, Inc.	6,774	347,371

See accompanying notes to financial statements.
190

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Kadant, Inc.	2,178	$ 483,734
Lindsay Corp.	3,904	465,903
Luxfer Holdings PLC	16,828	239,462
Miller Industries, Inc.	14,695	521,232
Mueller Industries, Inc.	4,874	425,403
Mueller Water Products, Inc. Class A	30,720	498,586
SPX Technologies, Inc. (a)	5,276	448,302
Standex International Corp.	3,338	472,227
Tennant Co.	7,010	568,581
		9,603,988
MARINE TRANSPORTATION — 0.2%
Kirby Corp. (a)	4,090	314,725
MEDIA — 1.1%
Altice USA, Inc. Class A (a)	51,494	155,512
Cable One, Inc.	601	394,905
John Wiley & Sons, Inc. Class A	10,386	353,436
Scholastic Corp.	6,953	270,402
TechTarget, Inc. (a)	5,478	170,530
TEGNA, Inc.	29,699	482,312
Thryv Holdings, Inc. (a)	9,799	241,055
		2,068,152
METALS & MINING — 0.6%
Materion Corp.	2,541	290,182
SunCoke Energy, Inc.	19,646	154,614
Tredegar Corp.	23,139	154,337
Warrior Met Coal, Inc.	5,792	225,599
Worthington Industries, Inc.	4,743	329,496
		1,154,228
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
KKR Real Estate Finance Trust, Inc. REIT	64,055	779,549
MULTI-UTILITIES — 0.6%
NorthWestern Corp.	18,792	1,066,634
OFFICE REITs — 3.8%
Brandywine Realty Trust REIT	83,205	386,903
Cousins Properties, Inc. REIT	24,145	550,506
Douglas Emmett, Inc. REIT (b)	40,920	514,365
Easterly Government Properties, Inc. REIT (b)	58,293	845,249
Equity Commonwealth REIT	139,636	2,829,025
JBG SMITH Properties REIT	36,054	542,252
Kilroy Realty Corp. REIT	18,314	551,068
Piedmont Office Realty Trust, Inc. Class A REIT	54,888	399,036
Postal Realty Trust, Inc. Class A REIT	36,838	541,887
		7,160,291
OIL, GAS & CONSUMABLE FUELS — 1.0%
Arch Resources, Inc.	1,048	118,173
CVR Energy, Inc.	3,738	111,991
Delek U.S. Holdings, Inc.	5,378	128,803
Security Description	Shares	Value
Permian Basin Royalty Trust (b)	6,839	$ 170,496
REX American Resources Corp. (a)	10,290	358,195
Sabine Royalty Trust	5,268	347,372
San Juan Basin Royalty Trust (b)	10,822	80,407
SFL Corp. Ltd.	39,693	370,336
Sitio Royalties Corp. Class A	5,298	139,178
		1,824,951
PERSONAL CARE PRODUCTS — 0.2%
Herbalife Ltd. (a)	13,290	175,960
USANA Health Sciences, Inc. (a)	4,383	276,304
		452,264
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	8,942	513,897
ANI Pharmaceuticals, Inc. (a)	5,952	320,396
Corcept Therapeutics, Inc. (a)	10,414	231,712
Harmony Biosciences Holdings, Inc. (a)	4,794	168,701
Innoviva, Inc. (a)	34,966	445,117
Nuvation Bio, Inc. (a)	98,338	177,008
Pacira BioSciences, Inc. (a)	8,780	351,815
Phibro Animal Health Corp. Class A	21,802	298,687
Prestige Consumer Healthcare, Inc. (a)	9,522	565,892
Supernus Pharmaceuticals, Inc. (a)	7,608	228,697
Theravance Biopharma, Inc. (a) (b)	15,747	162,981
		3,464,903
PROFESSIONAL SERVICES — 2.4%
ASGN, Inc. (a)	2,910	220,083
CBIZ, Inc. (a)	13,237	705,267
CSG Systems International, Inc.	10,727	565,742
Forrester Research, Inc. (a)	12,800	372,352
Huron Consulting Group, Inc. (a)	4,445	377,425
IBEX Holdings Ltd. (a)	8,685	184,383
ICF International, Inc.	6,698	833,164
Kforce, Inc.	5,755	360,608
Resources Connection, Inc.	35,542	558,365
TrueBlue, Inc. (a)	17,686	313,219
		4,490,608
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Kennedy-Wilson Holdings, Inc.	27,827	454,415
Marcus & Millichap, Inc.	12,015	378,593
Tejon Ranch Co. (a)	39,019	671,517
		1,504,525
RESIDENTIAL REITs — 0.8%
Centerspace REIT	9,061	555,983
Elme Communities REIT	31,981	525,768
Independence Realty Trust, Inc. REIT	27,911	508,538
		1,590,289
RETAIL REITs — 0.9%
Getty Realty Corp. REIT	21,718	734,503
NETSTREIT Corp.	36,174	646,429

See accompanying notes to financial statements.
191

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Saul Centers, Inc. REIT	10,891	$ 401,116
		1,782,048
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Camtek Ltd. (a) (b)	8,592	306,133
CEVA, Inc. (a)	8,719	222,771
Diodes, Inc. (a)	2,492	230,485
Nova Ltd. (a) (b)	3,523	413,248
NVE Corp.	3,428	334,024
		1,506,661
SOFTWARE — 3.4%
A10 Networks, Inc.	18,933	276,232
ACI Worldwide, Inc. (a)	14,990	347,318
American Software, Inc. Class A	21,126	222,034
Blackbaud, Inc. (a)	7,081	504,026
Blackline, Inc. (a)	4,510	242,728
Box, Inc. Class A (a)	10,030	294,681
CommVault Systems, Inc. (a)	7,595	551,549
E2open Parent Holdings, Inc. (a) (b)	73,739	412,938
Envestnet, Inc. (a)	5,799	344,171
InterDigital, Inc.	3,834	370,173
Magic Software Enterprises Ltd.	25,666	341,358
Model N, Inc. (a)	8,574	303,177
nCino, Inc. (a)	16,355	492,613
Progress Software Corp.	7,522	437,028
Q2 Holdings, Inc. (a)	8,423	260,271
Qualys, Inc. (a)	2,529	326,671
Sapiens International Corp. NV	15,445	410,837
Verint Systems, Inc. (a)	9,370	328,512
		6,466,317
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT	21,394	543,408
PotlatchDeltic Corp. REIT	9,487	501,388
		1,044,796
SPECIALTY RETAIL — 1.1%
Arko Corp.	87,209	693,312
Buckle, Inc.	5,601	193,795
Group 1 Automotive, Inc.	940	242,614
Monro, Inc.	7,458	303,018
PetMed Express, Inc. (b)	13,756	189,695
Winmark Corp.	1,477	491,058
		2,113,492
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc. (b)	5,390	391,314
Oxford Industries, Inc.	2,126	209,241
Security Description	Shares	Value
Steven Madden Ltd. (b)	9,008	$ 294,471
		895,026
TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	4,899	630,697
McGrath RentCorp	6,234	576,520
Rush Enterprises, Inc. Class A	9,582	582,011
Transcat, Inc. (a)	4,478	382,018
		2,171,246
WATER UTILITIES — 0.4%
Artesian Resources Corp. Class A	14,098	665,708
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	13,288	258,186
Telephone & Data Systems, Inc.	20,200	166,246
		424,432
TOTAL COMMON STOCKS (Cost $207,460,566)		190,322,899
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	350,625	350,695
State Street Navigator Securities Lending Portfolio II (f) (g)	4,129,146	4,129,146
TOTAL SHORT-TERM INVESTMENTS (Cost $4,479,841)		4,479,841
TOTAL INVESTMENTS — 102.0% (Cost $211,940,407)		194,802,740
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(3,838,233)
NET ASSETS — 100.0%		$ 190,964,507
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
192

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$190,128,747	$194,152	$—	$190,322,899
Short-Term Investments	4,479,841	—	—	4,479,841
TOTAL INVESTMENTS	$194,608,588	$194,152	$—	$194,802,740

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	291,524	$ 291,495	$ 10,894,911	$10,835,795	$86	$ (2)	350,625	$ 350,695	$ 11,448
State Street Navigator Securities Lending Portfolio II	2,176,489	2,176,489	35,717,506	33,764,849	—	—	4,129,146	4,129,146	36,344
Total		$2,467,984	$46,612,417	$44,600,644	$86	$ (2)		$4,479,841	$47,792
See accompanying notes to financial statements.
193

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$102,390,834	$545,381,239	$ 156,333,793	$753,019,525
Investments in affiliated issuers, at value	153,387	2,808,009	1,220,108	9,005,302
Total Investments	102,544,221	548,189,248	157,553,901	762,024,827
Net cash at broker	—	48,131	10,311	77,263
Cash	—	2,276	4,642	3,260
Receivable from broker — accumulated variation margin on futures contracts	—	29,945	7,030	88,634
Receivable for fund shares sold	—	—	—	96
Dividends receivable — unaffiliated issuers	48,025	774,886	153,765	1,761,494
Dividends receivable — affiliated issuers	844	2,821	2,360	12,404
Securities lending income receivable — unaffiliated issuers	—	277	27	419
Securities lending income receivable — affiliated issuers	—	4,597	602	6,310
Receivable for foreign taxes recoverable	—	—	1,050	9,355
Other receivable	—	—	5	47
TOTAL ASSETS	102,593,090	549,052,181	157,733,693	763,984,109
LIABILITIES
Payable upon return of securities loaned	—	2,291,301	903,428	4,689,669
Advisory fee payable	8,184	90,859	24,814	120,719
Trustees’ fees and expenses payable	36	242	132	361
TOTAL LIABILITIES	8,220	2,382,402	928,374	4,810,749
NET ASSETS	$102,584,870	$546,669,779	$ 156,805,319	$759,173,360
NET ASSETS CONSIST OF:
Paid-in Capital	$100,480,417	$588,612,838	$ 256,957,986	$830,677,123
Total distributable earnings (loss)	2,104,453	(41,943,059)	(100,152,667)	(71,503,763)
NET ASSETS	$102,584,870	$546,669,779	$ 156,805,319	$759,173,360
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.14	$ 108.47	$ 98.00	$ 95.25
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,080,000	5,040,000	1,600,000	7,970,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 98,402,482	$499,787,760	$ 137,272,530	$752,921,261
Investments in affiliated issuers	153,385	2,808,009	1,216,274	8,926,508
Total cost of investments	$ 98,555,867	$502,595,769	$ 138,488,804	$761,847,769
* Includes investments in securities on loan, at value	$ —	$ 3,719,608	$ 1,419,742	$ 5,711,664
See accompanying notes to financial statements.
194

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$1,845,591,694	$2,218,550,958	$884,884,331	$2,524,735,359	$ 3,815,548,997
126,021,188	149,597,348	1,534,103	201,015,698	365,993,930
1,971,612,882	2,368,148,306	886,418,434	2,725,751,057	4,181,542,927
—	—	13,330	—	—
43,935	55,129	—	28,004	48,336
—	—	11,790	—	—
—	—	2,405	533	1,468
1,552,703	3,191,570	505,781	1,778,900	5,682,059
10,343	13,425	11,914	14,098	19,800
2,386	8,969	—	14,193	27,719
17,690	52,145	—	38,856	96,722
—	—	1,354	—	—
—	—	8	—	—
1,973,239,939	2,371,469,544	886,965,016	2,727,625,641	4,187,419,031

123,785,640	146,709,166	—	196,880,455	362,515,235
220,663	265,797	73,274	301,547	459,718
725	953	221	913	1,679
124,007,028	146,975,916	73,495	197,182,915	362,976,632
$ 1,849,232,911	$2,224,493,628	$886,891,521	$2,530,442,726	$ 3,824,442,399

$2,345,650,782	$2,762,547,832	$838,970,825	$3,012,949,001	$ 4,964,979,814
(496,417,871)	(538,054,204)	47,920,696	(482,506,275)	(1,140,537,415)
$ 1,849,232,911	$2,224,493,628	$886,891,521	$2,530,442,726	$ 3,824,442,399

$ 71.68	$ 68.76	$ 43.05	$ 76.91	$ 77.18
25,800,000	32,350,000	20,600,000	32,900,028	49,552,102

$1,776,819,005	$2,274,463,710	$821,003,475	$2,244,127,391	$ 3,885,098,443
126,021,187	149,597,336	1,598,594	201,015,698	365,993,930
$1,902,840,192	$2,424,061,046	$822,602,069	$2,445,143,089	$ 4,251,092,373
$ 145,789,005	$ 229,939,952	$ —	$ 335,428,763	$ 570,392,116
195

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2023

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
ASSETS
Investments in unaffiliated issuers, at value*	$83,221,775	$230,444,408	$ 338,790,934	$17,902,925
Investments in affiliated issuers, at value	310,819	1,568,123	33,532,946	1,312,452
Total Investments	83,532,594	232,012,531	372,323,880	19,215,377
Foreign currency, at value	—	—	—	—
Cash	244	1,242	94,004	—
Dividends receivable — unaffiliated issuers	47,023	228,456	427,948	3,206
Dividends receivable — affiliated issuers	1,149	4,889	2,246	112
Securities lending income receivable — unaffiliated issuers	6	79	9,859	681
Securities lending income receivable — affiliated issuers	27	234	13,753	175
Receivable for foreign taxes recoverable	112	272	—	—
Other receivable	500	—	—	—
TOTAL ASSETS	83,581,655	232,247,703	372,871,690	19,219,551
LIABILITIES
Payable upon return of securities loaned	149,489	868,772	33,532,944	1,289,659
Payable for fund shares repurchased	—	—	155	—
Advisory fee payable	8,011	22,332	124,352	6,439
Trustees’ fees and expenses payable	33	91	142	7
TOTAL LIABILITIES	157,533	891,195	33,657,593	1,296,105
NET ASSETS	$83,424,122	$231,356,508	$ 339,214,097	$17,923,446
NET ASSETS CONSIST OF:
Paid-in Capital	$84,287,554	$242,726,677	$ 474,047,410	$18,520,698
Total distributable earnings (loss)	(863,432)	(11,370,169)	(134,833,313)	(597,252)
NET ASSETS	$83,424,122	$231,356,508	$ 339,214,097	$17,923,446
NET ASSET VALUE PER SHARE
Net asset value per share	$ 185.39	$ 148.31	$ 84.70	$ 43.72
Shares outstanding (unlimited amount authorized, $0.01 par value)	450,000	1,560,000	4,005,000	410,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$70,195,568	$235,217,276	$ 376,108,899	$16,398,478
Investments in affiliated issuers	315,967	1,625,027	33,532,946	1,312,452
Total cost of investments	$ 70,511,535	$236,842,303	$ 409,641,845	$17,710,930
Foreign currency, at cost	$ —	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 172,891	$ 1,051,591	$ 60,212,315	$ 1,785,879
See accompanying notes to financial statements.
196

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$32,662,628	$ 23,292,799	$1,806,812,601	$ 53,749,338	$3,962,983	$815,225,782
2,324,289	2,232,917	174,664,973	4,863,727	7,803	1,487,479
34,986,917	25,525,716	1,981,477,574	58,613,065	3,970,786	816,713,261
—	—	13,630	303	—	—
—	1,085	108,540	—	—	—
6,240	15,584	1,967,886	10,720	3,589	1,111,869
154	167	11,928	425	34	4,844
—	12,066	183,946	40,603	—	79
2,640	10,186	703,973	32,311	—	106
—	—	52,920	—	—	—
—	—	—	—	—	—
34,995,951	25,564,804	1,984,520,397	58,697,427	3,974,409	817,830,159

2,266,047	2,190,208	174,179,345	4,841,313	—	—
—	—	1,679	—	—	28,431
11,312	8,555	287,990	19,466	385	79,912
13	12	680	30	—	257
2,277,372	2,198,775	174,469,694	4,860,809	385	108,600
$32,718,579	$ 23,366,029	$1,810,050,703	$ 53,836,618	$3,974,024	$817,721,559

$36,232,837	$ 38,413,692	$2,686,762,930	$ 154,281,097	$4,242,597	$863,386,180
(3,514,258)	(15,047,663)	(876,712,227)	(100,444,479)	(268,573)	(45,664,621)
$32,718,579	$ 23,366,029	$1,810,050,703	$ 53,836,618	$3,974,024	$817,721,559

$ 48.83	$ 35.95	$ 44.58	$ 33.44	$ 26.49	$ 140.50
670,000	650,000	40,605,000	1,610,000	150,000	5,820,000

$30,680,379	$ 27,212,868	$1,817,104,815	$ 83,211,683	$3,966,782	$785,397,322
2,324,288	2,232,917	174,664,973	4,863,724	7,803	1,487,425
$33,004,667	$ 29,445,785	$1,991,769,788	$ 88,075,407	$3,974,585	$786,884,747
$ —	$ —	$ 14,865	$ 299	$ —	$ —
$ 3,457,734	$ 3,436,306	$ 197,712,651	$ 9,932,858	$ —	$ —
197

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2023

SPDR SSGA US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$190,322,899
Investments in affiliated issuers, at value	4,479,841
Total Investments	194,802,740
Cash	4
Dividends receivable — unaffiliated issuers	303,868
Dividends receivable — affiliated issuers	1,182
Securities lending income receivable — unaffiliated issuers	463
Securities lending income receivable — affiliated issuers	4,438
TOTAL ASSETS	195,112,695
LIABILITIES
Payable upon return of securities loaned	4,129,146
Advisory fee payable	18,959
Trustees’ fees and expenses payable	83
TOTAL LIABILITIES	4,148,188
NET ASSETS	$190,964,507
NET ASSETS CONSIST OF:
Paid-in Capital	$258,281,196
Total distributable earnings (loss)	(67,316,689)
NET ASSETS	$190,964,507
NET ASSET VALUE PER SHARE
Net asset value per share	$ 103.22
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,850,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$207,460,566
Investments in affiliated issuers	4,479,841
Total cost of investments	$ 211,940,407
* Includes investments in securities on loan, at value	$ 8,266,623
See accompanying notes to financial statements.
198

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199

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,375,291	$ 11,218,705	$ 4,905,740	$28,501,183
Dividend income — affiliated issuers	4,543	22,889	12,460	106,223
Unaffiliated securities lending income	—	1,190	967	1,383
Affiliated securities lending income	—	32,229	11,965	27,209
Foreign taxes withheld	—	(2,122)	(1,144)	(9,106)
TOTAL INVESTMENT INCOME (LOSS)	1,379,834	11,272,891	4,929,988	28,626,892
EXPENSES
Advisory fee	97,599	1,134,436	501,268	1,653,688
Trustees’ fees and expenses	1,288	6,842	3,387	10,051
Miscellaneous expenses	6,695	22,605	10,510	35,005
TOTAL EXPENSES	105,582	1,163,883	515,165	1,698,744
NET INVESTMENT INCOME (LOSS)	$ 1,274,252	$ 10,109,008	$ 4,414,823	$26,928,148
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,877,446)	(21,976,399)	(6,289,534)	(5,916,988)
Investments — affiliated issuers	45	204	(10)	319
In-kind redemptions — unaffiliated issuers	109,140	61,674,089	33,871,293	47,600,699
In-kind redemptions — affiliated issuers	—	—	2,444	—
Futures contracts	—	34,177	30,235	266,491
Net realized gain (loss)	(1,768,261)	39,732,071	27,614,428	41,950,521
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	24,929,966	17,156,686	8,796,193	10,666,555
Investments — affiliated issuers	17	8	9,248	78,794
Futures contracts	—	39,180	2,109	66,766
Net change in unrealized appreciation/depreciation	24,929,983	17,195,874	8,807,550	10,812,115
NET REALIZED AND UNREALIZED GAIN (LOSS)	23,161,722	56,927,945	36,421,978	52,762,636
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$24,435,974	$ 67,036,953	$40,836,801	$79,690,784
See accompanying notes to financial statements.
200

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$ 21,262,228	$ 44,517,896	$ 11,147,283	$ 32,326,702	$ 79,511,538
48,888	96,890	71,363	107,398	225,218
172,362	65,268	—	116,819	265,134
643,885	700,340	—	448,691	989,765
—	—	(1,290)	(69,872)	(4,957)
22,127,363	45,380,394	11,217,356	32,929,738	80,986,698

2,535,270	3,246,003	646,859	3,404,484	5,898,654
19,565	24,419	6,701	26,209	47,833
71,502	75,133	20,957	92,706	167,664
2,626,337	3,345,555	674,517	3,523,399	6,114,151
$ 19,501,026	$ 42,034,839	$ 10,542,839	$ 29,406,339	$ 74,872,547

(233,855,600)	(192,848,542)	(12,731,361)	(256,797,000)	(406,125,787)
1,353	1,314	(18,199)	(323)	1,216
93,638,150	113,185,294	33,683,856	62,800,778	301,739,595
—	—	18,416	—	—
—	—	81,921	—	—
(140,216,097)	(79,661,934)	21,034,633	(193,996,545)	(104,384,976)

353,142,545	213,488,145	107,798,951	377,652,558	301,833,076
1	12	69,056	85	27
—	—	28,302	—	—
353,142,546	213,488,157	107,896,309	377,652,643	301,833,103
212,926,449	133,826,223	128,930,942	183,656,098	197,448,127
$ 232,427,475	$ 175,861,062	$139,473,781	$ 213,062,437	$ 272,320,674
201

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2023

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,405,589	$ 5,116,386	$ 4,096,000	$ 158,715
Dividend income — affiliated issuers	5,453	20,144	15,797	891
Unaffiliated securities lending income	44	2,158	166,361	2,756
Affiliated securities lending income	684	5,670	204,822	7,924
Foreign taxes withheld	(285)	(673)	(250,023)	(361)
TOTAL INVESTMENT INCOME (LOSS)	1,411,485	5,143,685	4,232,957	169,925
EXPENSES
Advisory fee	91,457	264,186	1,512,716	79,174
Trustees’ fees and expenses	917	2,701	3,854	214
Miscellaneous expenses	3,250	9,051	18,903	765
TOTAL EXPENSES	95,624	275,938	1,535,473	80,153
NET INVESTMENT INCOME (LOSS)	$ 1,315,861	$ 4,867,747	$ 2,697,484	$ 89,772
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,284,016)	(2,288,810)	(15,797,336)	(485,734)
Investments — affiliated issuers	(7,197)	64	(75)	7
In-kind redemptions — unaffiliated issuers	5,067,916	3,169,676	2,258,644	516,698
In-kind redemptions — affiliated issuers	698	122	—	—
Foreign currency transactions	—	—	(6,068)	—
Net realized gain (loss)	(222,599)	881,052	(13,544,835)	30,971
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	10,951,056	21,332,213	31,917,211	3,730,587
Investments — affiliated issuers	6,595	35,730	7	—
Foreign currency translations	—	—	414	—
Net change in unrealized appreciation/depreciation	10,957,651	21,367,943	31,917,632	3,730,587
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,735,052	22,248,995	18,372,797	3,761,558
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,050,913	$ 27,116,742	$ 21,070,281	$3,851,330
See accompanying notes to financial statements.
202

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$ 154,954	$ 248,706	$ 15,861,787	$ 562,290	$ 51,957	$13,540,998
1,229	2,128	81,757	4,484	195	45,581
93	72,283	1,769,235	398,107	—	8,592
9,680	266,939	8,546,962	714,968	—	658
(638)	(12,830)	(639,207)	(19,106)	(71)	—
165,318	577,226	25,620,534	1,660,743	52,081	13,595,829

132,926	125,743	3,320,831	291,285	3,646	782,591
358	367	19,733	876	34	7,383
1,330	1,431	90,214	3,476	8	25,500
134,614	127,541	3,430,778	295,637	3,688	815,474
$ 30,704	$ 449,685	$ 22,189,756	$ 1,365,106	$ 48,393	$12,780,355

(2,362,732)	(4,961,790)	(190,665,046)	(23,316,641)	(199,486)	(8,777,774)
13	18	757	110	—	105
840,402	(573,407)	14,301,263	(2,650,363)	—	9,571,842
—	—	—	—	—	—
—	(18)	(1,433)	(38)	—	—
(1,522,317)	(5,535,197)	(176,364,459)	(25,966,932)	(199,486)	794,173

4,553,129	8,537,717	330,935,798	23,290,818	448,008	45,126,133
1	3	89	5	—	59
—	168	1,532	51	—	—
4,553,130	8,537,888	330,937,419	23,290,874	448,008	45,126,192
3,030,813	3,002,691	154,572,960	(2,676,058)	248,522	45,920,365
$ 3,061,517	$ 3,452,376	$ 176,762,716	$ (1,310,952)	$ 296,915	$58,700,720
203

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2023

SPDR SSGA US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 5,400,685
Dividend income — affiliated issuers	11,448
Unaffiliated securities lending income	5,658
Affiliated securities lending income	36,344
Foreign taxes withheld	(6,486)
TOTAL INVESTMENT INCOME (LOSS)	5,447,649
EXPENSES
Advisory fee	235,218
Trustees’ fees and expenses	2,340
Miscellaneous expenses	8,303
TOTAL EXPENSES	245,861
NET INVESTMENT INCOME (LOSS)	$ 5,201,788
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,492,246
Investments — affiliated issuers	86
In-kind redemptions — unaffiliated issuers	2,052,613
Net realized gain (loss)	4,544,945
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(7,620,236)
Investments — affiliated issuers	(2)
Net change in unrealized appreciation/depreciation	(7,620,238)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,075,293)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,126,495
See accompanying notes to financial statements.
204

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205

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI USA Climate Paris Aligned ETF		SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/23	For the Period 4/22/22*- 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,274,252	$ 428,593	$ 10,109,008	$ 8,712,625
Net realized gain (loss)	(1,768,261)	(214,978)	39,732,071	47,022,914
Net change in unrealized appreciation/depreciation	24,929,983	(20,941,629)	17,195,874	(76,040,672)
Net increase (decrease) in net assets resulting from operations	24,435,974	(20,728,014)	67,036,953	(20,305,133)
Net equalization credits and charges	(128,705)	(33)	27,344	(112,364)
Distributions to shareholders	(1,272,662)	(248,502)	(10,690,380)	(9,169,199)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	152,413,991	195,948,970	197,760,018
Cost of shares redeemed	(52,032,491)	—	(246,578,317)	(171,938,042)
Net income equalization	128,705	33	(27,344)	112,364
Net increase (decrease) in net assets from beneficial interest transactions	(51,903,786)	152,414,024	(50,656,691)	25,934,340
Contribution from Affiliate	16,574	—	—	—
Net increase (decrease) in net assets during the period	(28,852,605)	131,437,475	5,717,226	(3,652,356)
Net assets at beginning of period	131,437,475	—	540,952,553	544,604,909
NET ASSETS AT END OF PERIOD	$102,584,870	$131,437,475	$ 546,669,779	$ 540,952,553
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	6,200,000	1,870,000	1,960,000
Shares redeemed	(2,120,000)	—	(2,350,000)	(1,680,000)
Net increase (decrease) from share transactions	(2,120,000)	6,200,000	(480,000)	280,000

*	Commencement of operations.
See accompanying notes to financial statements.
206

SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Yield Focus ETF		SPDR S&P 400 Mid Cap Growth ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 4,414,823	$ 4,589,570	$ 26,928,148	$ 20,670,333	$ 19,501,026	$ 12,357,546
27,614,428	2,699,860	41,950,521	32,385,739	(140,216,097)	140,675,515
8,807,550	(44,203,960)	10,812,115	(86,370,175)	353,142,546	(525,450,740)
40,836,801	(36,914,530)	79,690,784	(33,314,103)	232,427,475	(372,417,679)
(111,661)	(2,529)	(6,682)	174,857	(369,296)	1,727,540
(4,578,436)	(4,299,285)	(27,371,410)	(19,708,935)	(21,188,775)	(15,055,982)

10,888,984	57,059,673	229,200,723	266,982,688	1,899,514,586	972,124,672
(158,267,565)	(60,155,043)	(302,178,618)	(89,334,885)	(1,551,069,205)	(977,187,951)
111,661	2,529	6,682	(174,857)	369,296	(1,727,540)
(147,266,920)	(3,092,841)	(72,971,213)	177,472,946	348,814,677	(6,790,819)
—	—	—	—	—	—
(111,120,216)	(44,309,185)	(20,658,521)	124,624,765	559,684,081	(392,536,940)
267,925,535	312,234,720	779,831,881	655,207,116	1,289,548,830	1,682,085,770
$ 156,805,319	$267,925,535	$ 759,173,360	$779,831,881	$ 1,849,232,911	$1,289,548,830

120,000	550,000	2,420,000	2,760,000	28,350,000	12,200,000
(1,640,000)	(590,000)	(3,200,000)	(920,000)	(23,700,000)	(12,750,000)
(1,520,000)	(40,000)	(780,000)	1,840,000	4,650,000	(550,000)
207

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 500 ESG ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 42,034,839	$ 27,863,256	$ 10,542,839	$ 5,375,403
Net realized gain (loss)	(79,661,934)	107,969,928	21,034,633	10,924,313
Net change in unrealized appreciation/depreciation	213,488,157	(272,371,046)	107,896,309	(70,249,541)
Net increase (decrease) in net assets resulting from operations	175,861,062	(136,537,862)	139,473,781	(53,949,825)
Net equalization credits and charges	(643,073)	122,063	661,129	479,899
Distributions to shareholders	(41,180,242)	(29,534,436)	(11,215,118)	(5,817,815)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,825,889,322	1,457,620,509	481,646,638	321,960,502
Cost of shares redeemed	(2,167,202,015)	(1,386,991,195)	(157,590,836)	(63,315,479)
Net income equalization	643,073	(122,063)	(661,129)	(479,899)
Net increase (decrease) in net assets from beneficial interest transactions	659,330,380	70,507,251	323,394,673	258,165,124
Contribution from Affiliate	—	—	—	—
Net increase (decrease) in net assets during the period	793,368,127	(95,442,984)	452,314,465	198,877,383
Net assets at beginning of period	1,431,125,501	1,526,568,485	434,577,056	235,699,673
NET ASSETS AT END OF PERIOD	$ 2,224,493,628	$ 1,431,125,501	$ 886,891,521	$434,577,056
SHARES OF BENEFICIAL INTEREST:
Shares sold	42,850,000	21,350,000	12,550,000	7,650,000
Shares redeemed	(34,150,000)	(20,300,000)	(3,950,000)	(1,525,000)
Net increase (decrease) from share transactions	8,700,000	1,050,000	8,600,000	6,125,000
See accompanying notes to financial statements.
208

SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF		SPDR S&P 1500 Momentum Tilt ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 29,406,339	$ 21,487,251	$ 74,872,547	$ 70,678,068	$ 1,315,861	$ 1,099,971
(193,996,545)	163,914,085	(104,384,976)	461,866,496	(222,599)	4,807,748
377,652,643	(661,952,530)	301,833,103	(1,159,803,670)	10,957,651	(14,482,372)
213,062,437	(476,551,194)	272,320,674	(627,259,106)	12,050,913	(8,574,653)
266,198	(8,813)	(368,324)	(107,740)	(18,884)	(5,397)
(30,198,647)	(20,912,409)	(72,577,342)	(71,242,348)	(1,308,052)	(1,095,670)

521,554,835	981,773,206	1,436,056,622	2,073,573,803	22,286,242	23,743,908
(212,263,544)	(752,096,943)	(1,646,581,413)	(1,667,401,087)	(21,989,657)	(28,077,479)
(266,198)	8,813	368,324	107,740	18,884	5,397
309,025,093	229,685,076	(210,156,467)	406,280,456	315,469	(4,328,174)
—	—	—	—	99,073	—
492,155,081	(267,787,340)	(10,781,459)	(292,328,738)	11,138,519	(14,003,894)
2,038,287,645	2,306,074,985	3,835,223,858	4,127,552,596	72,285,603	86,289,497
$2,530,442,726	$2,038,287,645	$ 3,824,442,399	$ 3,835,223,858	$ 83,424,122	$ 72,285,603

6,950,000	11,450,000	18,700,000	25,050,000	130,000	125,000
(2,950,000)	(8,550,000)	(22,150,000)	(20,200,000)	(130,000)	(150,000)
4,000,000	2,900,000	(3,450,000)	4,850,000	—	(25,000)
209

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Value Tilt ETF		SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 4,867,747	$ 4,842,391	$ 2,697,484	$ 3,798,105
Net realized gain (loss)	881,052	17,817,585	(13,544,835)	(48,774,597)
Net change in unrealized appreciation/depreciation	21,367,943	(42,186,431)	31,917,632	(59,693,481)
Net increase (decrease) in net assets resulting from operations	27,116,742	(19,526,455)	21,070,281	(104,669,973)
Net equalization credits and charges	(9,974)	(40,310)	159,400	(2,937)
Distributions to shareholders	(4,870,940)	(4,859,861)	(3,050,067)	(4,505,144)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	34,707,187	117,893,971	67,574,102	96,652,835
Cost of shares redeemed	(29,129,613)	(105,056,401)	(13,349,970)	(122,822,767)
Net income equalization	9,974	40,310	(159,400)	2,937
Net increase (decrease) in net assets from beneficial interest transactions	5,587,548	12,877,880	54,064,732	(26,166,995)
Net increase (decrease) in net assets during the period	27,823,376	(11,548,746)	72,244,346	(135,345,049)
Net assets at beginning of period	203,533,132	215,081,878	266,969,751	402,314,800
NET ASSETS AT END OF PERIOD	$231,356,508	$ 203,533,132	$339,214,097	$ 266,969,751
SHARES OF BENEFICIAL INTEREST:
Shares sold	250,000	770,000	750,000	1,060,000
Shares redeemed	(210,000)	(720,000)	(160,000)	(1,450,000)
Net increase (decrease) from share transactions	40,000	50,000	590,000	(390,000)
See accompanying notes to financial statements.
210

SPDR S&P Kensho Final Frontiers ETF		SPDR S&P Kensho Future Security ETF		SPDR S&P Kensho Intelligent Structures ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 89,772	$ 94,130	$ 30,704	$ 126,359	$ 449,685	$ 422,126
30,971	349,892	(1,522,317)	456,556	(5,535,197)	(2,492,227)
3,730,587	(4,002,884)	4,553,130	(5,534,170)	8,537,888	(15,167,360)
3,851,330	(3,558,862)	3,061,517	(4,951,255)	3,452,376	(17,237,461)
(3,764)	(629)	(1,267)	(11,453)	(10,210)	(3,738)
(91,719)	(99,378)	(25,158)	(114,269)	(416,542)	(457,119)

—	3,585,508	8,158,517	15,472,239	374,606	16,513,298
(3,144,844)	(5,127,715)	(7,055,801)	(9,256,446)	(11,201,839)	(20,674,155)
3,764	629	1,267	11,453	10,210	3,738
(3,141,080)	(1,541,578)	1,103,983	6,227,246	(10,817,023)	(4,157,119)
614,767	(5,200,447)	4,139,075	1,150,269	(7,791,399)	(21,855,437)
17,308,679	22,509,126	28,579,504	27,429,235	31,157,428	53,012,865
$17,923,446	$17,308,679	$32,718,579	$28,579,504	$ 23,366,029	$ 31,157,428

—	90,000	180,000	300,000	10,000	360,000
(80,000)	(130,000)	(160,000)	(180,000)	(330,000)	(500,000)
(80,000)	(40,000)	20,000	120,000	(320,000)	(140,000)
211

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF		SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,189,756	$ 21,454,017	$ 1,365,106	$ 1,138,249
Net realized gain (loss)	(176,364,459)	(406,272,831)	(25,966,932)	(23,506,386)
Net change in unrealized appreciation/depreciation	330,937,419	(511,723,403)	23,290,874	(57,584,085)
Net increase (decrease) in net assets resulting from operations	176,762,716	(896,542,217)	(1,310,952)	(79,952,222)
Net equalization credits and charges	(439,004)	(411,688)	244,150	522,598
Distributions to shareholders	(22,478,195)	(26,004,585)	(1,376,377)	(1,538,788)
Return of capital	—	—	—	—
Total Distributions to shareholders	(22,478,195)	(26,004,585)	(1,376,377)	(1,538,788)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	225,934,058	1,052,114,142	1,590,905	44,080,997
Cost of shares redeemed	(107,263,615)	(723,500,193)	(22,204,560)	(118,757,701)
Net income equalization	439,004	411,688	(244,150)	(522,598)
Net increase (decrease) in net assets from beneficial interest transactions	119,109,447	329,025,637	(20,857,805)	(75,199,302)
Net increase (decrease) in net assets during the period	272,954,964	(593,932,853)	(23,300,984)	(156,167,714)
Net assets at beginning of period	1,537,095,739	2,131,028,592	77,137,602	233,305,316
NET ASSETS AT END OF PERIOD	$1,810,050,703	$1,537,095,739	$ 53,836,618	$ 77,137,602
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,360,000	18,650,000	50,000	770,000
Shares redeemed	(2,640,000)	(12,650,000)	(680,000)	(2,290,000)
Net increase (decrease) from share transactions	2,720,000	6,000,000	(630,000)	(1,520,000)
See accompanying notes to financial statements.
212

SPDR S&P SmallCap 600 ESG ETF		SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
Year Ended 6/30/23	For the Period 1/11/22-* 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 48,393	$ 17,086	$ 12,780,355	$ 9,402,442	$ 5,201,788	$ 3,927,172
(199,486)	(65,288)	794,173	71,883,184	4,544,945	14,911,095
448,008	(451,807)	45,126,192	(90,478,983)	(7,620,238)	(29,115,131)
296,915	(500,009)	58,700,720	(9,193,357)	2,126,495	(10,276,864)
1,007	—	(1,213,314)	(225,499)	10,883	61,337
(50,033)	(15,446)	(13,326,785)	(10,181,424)	(5,499,034)	(4,643,836)
(2,510)	—	—	—	—	—
(52,543)	(15,446)	(13,326,785)	(10,181,424)	(5,499,034)	(4,643,836)

1,264,444	2,980,663	284,150,030	410,007,585	24,236,473	48,808,592
—	—	(69,545,218)	(406,454,729)	(15,984,066)	(68,580,946)
(1,007)	—	1,213,314	225,499	(10,883)	(61,337)
1,263,437	2,980,663	215,818,126	3,778,355	8,241,524	(19,833,691)
1,508,816	2,465,208	259,978,747	(15,821,925)	4,879,868	(34,693,054)
2,465,208	—	557,742,812	573,564,737	186,084,639	220,777,693
$3,974,024	$2,465,208	$817,721,559	$ 557,742,812	$190,964,507	$186,084,639

50,000	100,000	2,080,000	2,880,000	220,000	420,000
—	—	(520,000)	(2,930,000)	(150,000)	(600,000)
50,000	100,000	1,560,000	(50,000)	70,000	(180,000)

*	Commencement of operations.
213

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Climate Paris Aligned ETF
	Year Ended 6/30/23	For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$ 21.20	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.07
Net realized and unrealized gain (loss) (b)	3.99	(3.83)
Total from investment operations	4.28	(3.76)
Net equalization credits and charges (a)	(0.03)	(0.00)(c)
Contribution from affiliate	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.31)	(0.04)
Net asset value, end of period	$ 25.14	$ 21.20
Total return (d)	20.25%	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,585	$131,437
Ratios to average net assets:
Total expenses	0.11%	0.10%(e)
Net investment income (loss)	1.31%	1.62%(e)
Portfolio turnover rate (f)	14%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
214

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 98.00	$ 103.93	$ 73.50	$ 80.17	$ 72.91
Income (loss) from investment operations:
Net investment income (loss) (a)	1.84	1.60	1.49	1.58	1.45
Net realized and unrealized gain (loss) (b)	10.61	(5.82)	30.62	(6.42)	7.34
Total from investment operations	12.45	(4.22)	32.11	(4.84)	8.79
Net equalization credits and charges (a)	0.00(c)	(0.02)	(0.02)	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(1.98)	(1.69)	(1.66)	(1.84)	(1.52)
Net asset value, end of period	$ 108.47	$ 98.00	$ 103.93	$ 73.50	$ 80.17
Total return (d)	12.87%	(4.20)%	44.00%	(6.10)%	12.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$546,670	$540,953	$544,605	$474,842	$525,107
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.78%	1.49%	1.67%	2.02%	1.93%
Portfolio turnover rate (e)	30%	27%	31%	28%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
215

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 85.87	$ 98.81	$ 68.38	$ 73.00	$ 72.92
Income (loss) from investment operations:
Net investment income (loss) (a)	1.63	1.45	1.06	1.20	1.08
Net realized and unrealized gain (loss) (b)	12.32	(13.03)	30.58	(4.46)	0.17
Total from investment operations	13.95	(11.58)	31.64	(3.26)	1.25
Net equalization credits and charges (a)	(0.04)	(0.00)(c)	(0.08)	(0.08)	(0.02)
Distributions to shareholders from:
Net investment income	(1.78)	(1.36)	(1.13)	(1.28)	(1.15)
Net asset value, end of period	$ 98.00	$ 85.87	$ 98.81	$ 68.38	$ 73.00
Total return (d)	16.40%	(11.87)%	46.38%	(4.59)%	1.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$156,805	$267,926	$312,235	$311,807	$435,806
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.76%	1.46%	1.27%	1.68%	1.51%
Portfolio turnover rate (e)	37%	44%	42%	42%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
216

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 89.12	$ 94.82	$ 58.69	$ 70.62	$ 70.43
Income (loss) from investment operations:
Net investment income (loss) (a)	3.05	2.76	2.09	2.16	2.23
Net realized and unrealized gain (loss) (b)	6.18	(5.91)	36.29	(11.73)	0.32
Total from investment operations	9.23	(3.15)	38.38	(9.57)	2.55
Net equalization credits and charges (a)	(0.00)(c)	0.02	0.06	0.01	(0.02)
Distributions to shareholders from:
Net investment income	(3.10)	(2.57)	(2.31)	(2.37)	(2.34)
Net asset value, end of period	$ 95.25	$ 89.12	$ 94.82	$ 58.69	$ 70.62
Total return (d)	10.59%	(3.45)%	66.30%	(13.74)%	3.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$759,173	$779,832	$655,207	$356,828	$426,550
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.26%	2.83%	2.69%	3.27%	3.22%
Portfolio turnover rate (e)	33%	40%	58%	34%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
217

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 60.97	$ 77.52	$ 53.77	$ 54.22	$ 53.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77	0.55	0.43	0.55	0.65
Net realized and unrealized gain (loss) (b)	10.79	(16.50)	23.79	(0.38)	0.26
Total from investment operations	11.56	(15.95)	24.22	0.17	0.91
Net equalization credits and charges (a)	(0.01)	0.08	(0.01)	(0.00)(c)	0.02
Distributions to shareholders from:
Net investment income	(0.84)	(0.68)	(0.46)	(0.62)	(0.69)
Net asset value, end of period	$ 71.68	$ 60.97	$ 77.52	$ 53.77	$ 54.22
Total return (d)	19.07%	(20.61)%	45.10%	0.35%	1.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,849,233	$1,289,549	$1,682,086	$1,941,214	$1,680,730
Ratios to average net assets:
Total expenses	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.15%	0.73%	0.65%	1.04%	1.24%
Portfolio turnover rate (e)	52%	43%	37%	45%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
218

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 60.51	$ 67.55	$ 42.66	$ 51.34	$ 52.01
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	1.16	1.04	1.02	0.93
Net realized and unrealized gain (loss) (b)	8.21	(7.00)	24.71	(8.59)	(0.69)
Total from investment operations	9.49	(5.84)	25.75	(7.57)	0.24
Net equalization credits and charges (a)	(0.02)	0.01	0.15	0.00(c)	0.06
Distributions to shareholders from:
Net investment income	(1.22)	(1.21)	(1.01)	(1.11)	(0.97)
Net asset value, end of period	$ 68.76	$ 60.51	$ 67.55	$ 42.66	$ 51.34
Total return (d)	15.84%	(8.78)%	61.10%	(14.85)%	0.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,224,494	$1,431,126	$1,526,568	$893,653	$1,491,525
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.94%	1.71%	1.82%	2.13%	1.83%
Portfolio turnover rate (e)	46%	32%	38%	45%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
219

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$ 36.21	$ 40.12	$ 30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.63	0.57	0.47
Net realized and unrealized gain (loss) (b)	6.80	(3.97)	9.76
Total from investment operations	7.43	(3.40)	10.23
Net equalization credits and charges (a)	0.04	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.63)	(0.56)	(0.48)
Net asset value, end of period	$ 43.05	$ 36.21	$ 40.12
Total return (c)	20.86%	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$886,892	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.10%(d)
Net investment income (loss)	1.63%	1.36%	1.39%(d)
Portfolio turnover rate (e)	12%	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
220

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 70.53	$ 88.70	$ 56.77	$ 60.96	$ 63.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	0.80	0.52	0.59	0.61
Net realized and unrealized gain (loss) (b)	6.38	(18.19)	31.91	(4.10)	(2.20)
Total from investment operations	7.34	(17.39)	32.43	(3.51)	(1.59)
Net equalization credits and charges (a)	0.01	(0.00)(c)	(0.00)(c)	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(0.97)	(0.78)	(0.50)	(0.66)	(0.63)
Net asset value, end of period	$ 76.91	$ 70.53	$ 88.70	$ 56.77	$ 60.96
Total return (d)	10.53%	(19.74)%	57.23%	(5.80)%	(2.47)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,530,443	$2,038,288	$2,306,075	$1,541,359	$1,975,179
Ratios to average net assets:
Total expenses	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.30%	0.95%	0.69%	1.01%	0.99%
Portfolio turnover rate (e)	48%	44%	38%	50%	37%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
221

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 72.36	$ 85.72	$ 49.15	$ 60.70	$ 66.75
Income (loss) from investment operations:
Net investment income (loss) (a)	1.45	1.41	1.07	1.13	1.10
Net realized and unrealized gain (loss) (b)	4.79	(13.35)	36.50	(11.53)	(6.06)
Total from investment operations	6.24	(11.94)	37.57	(10.40)	(4.96)
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	0.04	(0.01)	0.06
Distributions to shareholders from:
Net investment income	(1.41)	(1.42)	(1.04)	(1.14)	(1.15)
Net asset value, end of period	$ 77.18	$ 72.36	$ 85.72	$ 49.15	$ 60.70
Total return (d)	8.76%	(14.09)%	76.93%	(17.29)%	(7.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,824,442	$3,835,224	$4,127,553	$1,916,806	$2,133,800
Ratios to average net assets:
Total expenses	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.90%	1.72%	1.55%	2.02%	1.76%
Portfolio turnover rate (e)	46%	38%	36%	51%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
222

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$160.63	$181.66	$134.17	$127.95	$ 118.95
Income (loss) from investment operations:
Net investment income (loss) (a)	2.93	2.33	1.61	2.11	1.93
Net realized and unrealized gain (loss) (b)	24.60	(21.01)	47.49	6.32	8.87
Total from investment operations	27.53	(18.68)	49.10	8.43	10.80
Net equalization credits and charges (a)	(0.04)	(0.01)	(0.02)	(0.05)	0.15
Contribution from affiliate	0.22	—	—	—	—
Distributions to shareholders from:
Net investment income	(2.95)	(2.34)	(1.59)	(2.16)	(1.95)
Net asset value, end of period	$185.39	$160.63	$181.66	$134.17	$127.95
Total return (c)	17.46%(d)	(10.45)%	36.74%	6.64%	9.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$83,424	$72,286	$86,289	$67,085	$51,180
Ratios to average net assets:
Total expenses	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.73%	1.24%	1.01%	1.62%	1.60%
Portfolio turnover rate (e)	104%	60%	53%	65%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an Affiliate had not made a contribution during the period ended June 30, 2023, the total return would have been 17.32%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
223

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 133.90	$ 146.31	$ 97.54	$103.92	$101.54
Income (loss) from investment operations:
Net investment income (loss) (a)	3.12	2.99	2.56	2.53	2.41
Net realized and unrealized gain (loss) (b)	14.42	(12.36)	48.10	(6.33)	2.54
Total from investment operations	17.54	(9.37)	50.66	(3.80)	4.95
Net equalization credits and charges (a)	(0.01)	(0.02)	0.58	(0.01)	(0.05)
Distributions to shareholders from:
Net investment income	(3.12)	(3.02)	(2.47)	(2.57)	(2.52)
Net asset value, end of period	$ 148.31	$ 133.90	$ 146.31	$ 97.54	$103.92
Total return (c)	13.29%	(6.60)%	53.02%	(3.68)%	4.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$231,357	$203,533	$215,082	$20,483	$18,706
Ratios to average net assets:
Total expenses	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.21%	2.00%	1.90%	2.46%	2.37%
Portfolio turnover rate (d)	14%	11%	24%	16%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
224

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 78.18	$ 105.73	$ 49.44	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	1.05	1.20	1.04	0.48
Net realized and unrealized gain (loss) (b)	6.55	(27.37)	55.34	10.88	7.97
Total from investment operations	7.25	(26.32)	56.54	11.92	8.45
Net equalization credits and charges (a)	0.04	(0.00)(c)	0.50	0.26	0.06
Distributions to shareholders from:
Net investment income	(0.77)	(1.23)	(0.75)	(0.80)	(0.37)
Net asset value, end of period	$ 84.70	$ 78.18	$ 105.73	$ 49.44	$38.06
Total return (d)	9.35%	(25.03)%	115.51%	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$339,214	$266,970	$402,315	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.45%	0.45%(e)
Net investment income (loss)	0.80%	1.15%	1.15%	2.42%	2.08%(e)
Portfolio turnover rate (f)	32%	27%	43%	37%	24%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
225

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 35.32	$ 42.47	$ 30.36	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.18	0.48	0.29	0.18
Net realized and unrealized gain (loss) (b)	8.42	(7.14)	12.32	(3.63)	3.57
Total from investment operations	8.62	(6.96)	12.80	(3.34)	3.75
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	0.04	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.21)	(0.19)	(0.73)	(0.21)	(0.18)
Net asset value, end of period	$ 43.72	$ 35.32	$ 42.47	$30.36	$33.70
Total return (d)	24.43%	(16.42)%	42.54%	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,923	$17,309	$22,509	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.51%	0.45%	1.26%	0.87%	0.89%(e)
Portfolio turnover rate (f)	28%	22%	43%	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
226

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 43.97	$ 51.75	$ 36.60	$ 37.52	$ 32.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.23	0.19	0.46	0.09
Net realized and unrealized gain (loss) (b)	4.85	(7.76)	15.15	(0.96)	5.44
Total from investment operations	4.90	(7.53)	15.34	(0.50)	5.53
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	0.17	0.02	(0.30)
Distributions to shareholders from:
Net investment income	(0.04)	(0.23)	(0.36)	(0.44)	(0.54)
Net asset value, end of period	$ 48.83	$ 43.97	$ 51.75	$ 36.60	$ 37.52
Total return (d)	11.16%	(14.66)%	42.50%	(1.16)%	16.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,719	$28,580	$27,429	$19,397	$19,883
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	0.10%	0.46%	0.42%	1.25%	0.27%
Portfolio turnover rate (e)	33%	32%	39%	25%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
227

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 32.12	$ 47.76	$ 29.91	$30.22	$28.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.37	0.56	0.42	0.21
Net realized and unrealized gain (loss) (b)	3.83	(15.59)	17.65	(0.27)	1.23
Total from investment operations	4.39	(15.22)	18.21	0.15	1.44
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	0.04	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.55)	(0.42)	(0.40)	(0.45)	(0.21)
Net asset value, end of period	$ 35.95	$ 32.12	$ 47.76	$29.91	$30.22
Total return (d)	13.75%	(32.02)%	61.22%	0.45%	5.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,366	$31,157	$53,013	$6,281	$9,067
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	1.61%	0.88%	1.27%	1.43%	0.73%
Portfolio turnover rate (e)	31%	32%	58%	26%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
228

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 40.57	$ 66.83	$ 37.27	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.62	0.57	0.43	0.21
Net realized and unrealized gain (loss) (b)	4.03	(26.12)	29.61	3.43	2.56
Total from investment operations	4.59	(25.50)	30.18	3.86	2.77
Net equalization credits and charges (a)	(0.01)	(0.01)	0.01	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.57)	(0.75)	(0.63)	(0.34)	(0.11)
Net asset value, end of period	$ 44.58	$ 40.57	$ 66.83	$ 37.27	$ 33.27
Total return (c)	11.41%	(38.45)%	81.27%	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,810,051	$1,537,096	$2,131,029	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.34%	1.12%	1.01%	1.27%	0.99%(d)
Portfolio turnover rate (e)	62%	61%	67%	91%	98%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
229

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 34.44	$ 62.05	$ 31.57	$28.05	$29.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	0.39	0.88	0.40	0.24
Net realized and unrealized gain (loss) (b)	(1.13)	(27.65)	30.70	3.41	(1.20)
Total from investment operations	(0.42)	(27.26)	31.58	3.81	(0.96)
Net equalization credits and charges (a)	0.13	0.18	(0.64)	0.16	(0.10)
Distributions to shareholders from:
Net investment income	(0.71)	(0.53)	(0.46)	(0.45)	(0.66)
Net asset value, end of period	$ 33.44	$ 34.44	$ 62.05	$31.57	$28.05
Total return (c)	(0.71)%	(43.90)%	98.17%	14.48%	(3.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$53,837	$77,138	$233,305	$5,367	$ 7,011
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	2.11%	0.75%	1.49%	1.47%	0.85%
Portfolio turnover rate (d)	33%	38%	70%	29%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
230

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P SmallCap 600 ESG ETF
	Year Ended 6/30/23	For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$24.65	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.17
Net realized and unrealized gain (loss) (b)	1.86	(5.37)
Total from investment operations	2.27	(5.20)
Net equalization credits and charges (a)	0.01	—
Distributions to shareholders from:
Net investment income	(0.42)	(0.15)
Return of Capital	(0.02)	—
Total distributions	(0.44)	—
Net asset value, end of period	$26.49	$ 24.65
Total return (c)	9.39%	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,974	$ 2,465
Ratios to average net assets:
Total expenses	0.12%	0.12%(d)
Net investment income (loss)	1.59%	1.32%(d)
Portfolio turnover rate (e)	39%	31%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
231

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 130.93	$ 133.08	$ 102.17	$ 107.69	$ 90.13
Income (loss) from investment operations:
Net investment income (loss) (a)	2.66	2.09	1.99	2.20	2.17
Net realized and unrealized gain (loss) (b)	9.83	(1.87)	31.82	(5.49)	16.96
Total from investment operations	12.49	0.22	33.81	(3.29)	19.13
Net equalization credits and charges (a)	(0.25)	(0.05)	(0.15)	0.01	0.40
Distributions to shareholders from:
Net investment income	(2.67)	(2.32)	(2.75)	(2.24)	(1.97)
Net asset value, end of period	$ 140.50	$ 130.93	$ 133.08	$ 102.17	$ 107.69
Total return (c)	9.48%	0.05%	33.27%	(3.05)%	21.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$817,722	$557,743	$573,565	$658,964	$568,592
Ratios to average net assets:
Total expenses	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.96%	1.50%	1.69%	2.04%	2.19%
Portfolio turnover rate (d)	27%	22%	34%	25%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
232

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 104.54	$ 112.64	$ 76.41	$ 93.35	$ 95.11
Income (loss) from investment operations:
Net investment income (loss) (a)	2.84	2.11	2.06	2.24	2.48
Net realized and unrealized gain (loss) (b)	(1.22)	(7.72)	36.73	(16.77)	(1.46)
Total from investment operations	1.62	(5.61)	38.79	(14.53)	1.02
Net equalization credits and charges (a)	0.01	0.03	(0.10)	0.07	(0.01)
Distributions to shareholders from:
Net investment income	(2.95)	(2.52)	(2.46)	(2.48)	(2.77)
Net asset value, end of period	$ 103.22	$ 104.54	$ 112.64	$ 76.41	$ 93.35
Total return (c)	1.56%	(5.07)%	51.11%	(15.68)%	1.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$190,965	$186,085	$220,778	$247,577	$230,585
Ratios to average net assets:
Total expenses	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.65%	1.86%	2.19%	2.56%	2.68%
Portfolio turnover rate (d)	31%	23%	52%	32%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
233

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of eighty-three (83) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, the SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR MSCI USA Climate Paris Aligned ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF are classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
234

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received
235

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The  Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a  Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of
236

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2023, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$29,945	$—	$29,945
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	7,030	—	7,030
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	88,634	—	88,634
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	11,790	—	11,790
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$ 34,177	$—	$ 34,177
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	30,235	—	30,235
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	266,491	—	266,491
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	81,921	—	81,921

237

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$39,180	$—	$39,180
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	2,109	—	2,109
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	66,766	—	66,766
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	28,302	—	28,302
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI USA Climate Paris Aligned ETF	0.10%
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 500 ESG ETF	0.10
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P Kensho Clean Power ETF	0.45
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
SPDR S&P SmallCap 600 ESG ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
238

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2023 are disclosed in the Schedules of Investments.
During the year ended June 30, 2023, the Adviser made a contribution of $16,574 to the SPDR MSCI USA Climate Paris Aligned ETF related to a trading matter.
During the year ended June 30, 2023, the Adviser made a contribution of $99,073 to the SPDR S&P 1500 Momentum Tilt ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees' Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
239

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2023, were as follows:
	Purchases	Sales
SPDR MSCI USA Climate Paris Aligned ETF	$ 14,020,003	$ 13,861,591
SPDR Russell 1000 Low Volatility Focus ETF	168,436,839	168,291,633
SPDR Russell 1000 Momentum Focus ETF	91,472,695	91,701,338
SPDR Russell 1000 Yield Focus ETF	285,311,549	267,428,889
SPDR S&P 400 Mid Cap Growth ETF	862,065,498	852,452,724
SPDR S&P 400 Mid Cap Value ETF	982,712,041	975,153,714
SPDR S&P 500 ESG ETF	75,922,193	75,809,378
SPDR S&P 600 Small Cap Growth ETF	1,091,194,717	1,085,940,319
SPDR S&P 600 Small Cap Value ETF	1,824,937,860	1,801,931,518
SPDR S&P 1500 Momentum Tilt ETF	78,918,373	78,674,090
SPDR S&P 1500 Value Tilt ETF	33,877,716	31,040,475
SPDR S&P Kensho Clean Power ETF	107,631,819	106,891,005
SPDR S&P Kensho Final Frontiers ETF	4,850,681	4,852,233
SPDR S&P Kensho Future Security ETF	9,729,159	9,759,846
SPDR S&P Kensho Intelligent Structures ETF	8,827,110	8,728,913
SPDR S&P Kensho New Economies Composite ETF	1,028,611,367	1,026,274,451
SPDR S&P Kensho Smart Mobility ETF	21,381,432	21,321,554
SPDR S&P SmallCap 600 ESG ETF	1,175,203	1,173,784
SPDR SSGA US Large Cap Low Volatility Index ETF	182,301,362	174,463,023
SPDR SSGA US Small Cap Low Volatility Index ETF	65,685,008	61,024,889
For the year ended June 30, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI USA Climate Paris Aligned ETF	$ —	$ 52,010,432	$ 109,140
SPDR Russell 1000 Low Volatility Focus ETF	195,852,718	246,720,444	61,674,089
SPDR Russell 1000 Momentum Focus ETF	10,872,646	157,648,371	33,873,737
SPDR Russell 1000 Yield Focus ETF	210,485,604	300,226,904	47,600,699
SPDR S&P 400 Mid Cap Growth ETF	1,884,639,810	1,537,323,947	93,638,150
SPDR S&P 400 Mid Cap Value ETF	2,785,870,652	2,130,981,943	113,185,294
SPDR S&P 500 ESG ETF	476,402,168	153,479,789	33,702,272
SPDR S&P 600 Small Cap Growth ETF	521,410,922	211,390,563	62,800,778
SPDR S&P 600 Small Cap Value ETF	1,423,873,199	1,637,210,830	301,739,595
SPDR S&P 1500 Momentum Tilt ETF	22,265,998	21,969,657	5,068,614
SPDR S&P 1500 Value Tilt ETF	31,759,836	29,026,915	3,169,798
SPDR S&P Kensho Clean Power ETF	67,572,774	13,348,844	2,258,644
SPDR S&P Kensho Final Frontiers ETF	—	3,144,174	516,698
SPDR S&P Kensho Future Security ETF	6,036,446	4,927,912	840,402
SPDR S&P Kensho Intelligent Structures ETF	374,571	11,194,351	(573,407)
SPDR S&P Kensho New Economies Composite ETF	223,402,882	105,163,941	14,301,263
SPDR S&P Kensho Smart Mobility ETF	1,588,963	22,196,594	(2,650,363)
240

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P SmallCap 600 ESG ETF	$ 1,263,834	$ —	$ —
SPDR SSGA US Large Cap Low Volatility Index ETF	275,107,206	69,434,112	9,571,842
SPDR SSGA US Small Cap Low Volatility Index ETF	19,945,314	15,975,781	2,052,613
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR MSCI USA Climate Paris Aligned ETF	$ 1,272,662	$—	$ —	$ 1,272,662
SPDR Russell 1000 Low Volatility Focus ETF	10,690,380	—	—	10,690,380
SPDR Russell 1000 Momentum Focus ETF	4,578,436	—	—	4,578,436
SPDR Russell 1000 Yield Focus ETF	27,371,410	—	—	27,371,410
SPDR S&P 400 Mid Cap Growth ETF	21,188,775	—	—	21,188,775
SPDR S&P 400 Mid Cap Value ETF	41,180,242	—	—	41,180,242
SPDR S&P 500 ESG ETF	11,215,118	—	—	11,215,118
SPDR S&P 600 Small Cap Growth ETF	30,198,647	—	—	30,198,647
241

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR S&P 600 Small Cap Value ETF	$72,577,342	$—	$ —	$72,577,342
SPDR S&P 1500 Momentum Tilt ETF	1,308,052	—	—	1,308,052
SPDR S&P 1500 Value Tilt ETF	4,870,940	—	—	4,870,940
SPDR S&P Kensho Clean Power ETF	3,050,067	—	—	3,050,067
SPDR S&P Kensho Final Frontiers ETF	91,719	—	—	91,719
SPDR S&P Kensho Future Security ETF	25,158	—	—	25,158
SPDR S&P Kensho Intelligent Structures ETF	416,542	—	—	416,542
SPDR S&P Kensho New Economies Composite ETF	22,478,195	—	—	22,478,195
SPDR S&P Kensho Smart Mobility ETF	1,376,377	—	—	1,376,377
SPDR S&P SmallCap 600 ESG ETF	50,033	—	2,510	52,543
SPDR SSGA US Large Cap Low Volatility Index ETF	13,326,785	—	—	13,326,785
SPDR SSGA US Small Cap Low Volatility Index ETF	5,499,034	—	—	5,499,034
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI USA Climate Paris Aligned ETF	$ 248,502	$ —	$ 248,502
SPDR Russell 1000 Low Volatility Focus ETF	9,169,199	—	9,169,199
SPDR Russell 1000 Momentum Focus ETF	4,299,285	—	4,299,285
SPDR Russell 1000 Yield Focus ETF	19,708,935	—	19,708,935
SPDR S&P 400 Mid Cap Growth ETF	15,055,982	—	15,055,982
SPDR S&P 400 Mid Cap Value ETF	29,534,436	—	29,534,436
SPDR S&P 500 ESG ETF	5,817,815	—	5,817,815
SPDR S&P 600 Small Cap Growth ETF	20,912,409	—	20,912,409
SPDR S&P 600 Small Cap Value ETF	71,242,348	—	71,242,348
SPDR S&P 1500 Momentum Tilt ETF	1,095,670	—	1,095,670
SPDR S&P 1500 Value Tilt ETF	4,859,861	—	4,859,861
SPDR S&P Kensho Clean Power ETF	4,505,144	—	4,505,144
SPDR S&P Kensho Final Frontiers ETF	99,378	—	99,378
SPDR S&P Kensho Future Security ETF	114,269	—	114,269
SPDR S&P Kensho Intelligent Structures ETF	457,119	—	457,119
SPDR S&P Kensho New Economies Composite ETF	26,004,585	—	26,004,585
SPDR S&P Kensho Smart Mobility ETF	1,538,788	—	1,538,788
SPDR S&P SmallCap 600 ESG ETF	15,446	—	15,446
SPDR SSGA US Large Cap Low Volatility Index ETF	10,181,424	—	10,181,424
SPDR SSGA US Small Cap Low Volatility Index ETF	4,643,836	—	4,643,836
At June 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR MSCI USA Climate Paris Aligned ETF	$ 181,681	$ (1,921,073)	$—	$ 3,843,845	$ 2,104,453
SPDR Russell 1000 Low Volatility Focus ETF	—	(87,264,324)	—	45,321,265	(41,943,059)
SPDR Russell 1000 Momentum Focus ETF	481,934	(119,635,571)	—	19,000,970	(100,152,667)
SPDR Russell 1000 Yield Focus ETF	517,270	(71,698,206)	—	(322,827)	(71,503,763)
SPDR S&P 400 Mid Cap Growth ETF	—	(563,929,046)	—	67,511,175	(496,417,871)
SPDR S&P 400 Mid Cap Value ETF	854,597	(478,243,137)	—	(60,665,664)	(538,054,204)
242

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P 500 ESG ETF	$ —	$ (15,844,000)	$—	$ 63,764,696	$ 47,920,696
SPDR S&P 600 Small Cap Growth ETF	453,089	(759,745,715)	—	276,786,351	(482,506,275)
SPDR S&P 600 Small Cap Value ETF	2,295,205	(1,068,559,430)	—	(74,273,190)	(1,140,537,415)
SPDR S&P 1500 Momentum Tilt ETF	45,126	(13,914,165)	—	13,005,607	(863,432)
SPDR S&P 1500 Value Tilt ETF	—	(6,471,733)	—	(4,898,436)	(11,370,169)
SPDR S&P Kensho Clean Power ETF	—	(96,762,759)	—	(38,070,554)	(134,833,313)
SPDR S&P Kensho Final Frontiers ETF	—	(2,071,079)	—	1,473,827	(597,252)
SPDR S&P Kensho Future Security ETF	17,636	(5,470,525)	—	1,938,631	(3,514,258)
SPDR S&P Kensho Intelligent Structures ETF	33,103	(11,072,629)	—	(4,008,137)	(15,047,663)
SPDR S&P Kensho New Economies Composite ETF	6,672,932	(862,576,743)	—	(20,808,416)	(876,712,227)
SPDR S&P Kensho Smart Mobility ETF	375,018	(70,960,877)	—	(29,858,620)	(100,444,479)
SPDR S&P SmallCap 600 ESG ETF	—	(246,850)	—	(21,723)	(268,573)
SPDR SSGA US Large Cap Low Volatility Index ETF	—	(75,422,163)	—	29,757,542	(45,664,621)
SPDR SSGA US Small Cap Low Volatility Index ETF	—	(50,165,793)	—	(17,150,896)	(67,316,689)
As of June 30, 2023, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR MSCI USA Climate Paris Aligned ETF	$ 532,125	$ 1,388,948
SPDR Russell 1000 Low Volatility Focus ETF	39,879,736	47,384,588
SPDR Russell 1000 Momentum Focus ETF	78,597,007	41,038,564
SPDR Russell 1000 Yield Focus ETF	19,635,089	52,063,117
SPDR S&P 400 Mid Cap Growth ETF	323,634,368	240,294,678
SPDR S&P 400 Mid Cap Value ETF	217,343,483	260,899,654
SPDR S&P 500 ESG ETF	4,540,345	11,303,655
SPDR S&P 600 Small Cap Growth ETF	507,711,463	252,034,252
SPDR S&P 600 Small Cap Value ETF	451,109,844	617,449,586
SPDR S&P 1500 Momentum Tilt ETF	13,330,316	583,849
SPDR S&P 1500 Value Tilt ETF	2,108,127	4,363,606
SPDR S&P Kensho Clean Power ETF	63,353,209	33,409,550
SPDR S&P Kensho Final Frontiers ETF	1,742,105	328,974
SPDR S&P Kensho Future Security ETF	2,855,358	2,615,167
SPDR S&P Kensho Intelligent Structures ETF	7,045,570	4,027,059
SPDR S&P Kensho New Economies Composite ETF	616,640,247	245,936,496
SPDR S&P Kensho Smart Mobility ETF	46,827,671	24,133,206
SPDR S&P SmallCap 600 ESG ETF	103,436	143,414
SPDR SSGA US Large Cap Low Volatility Index ETF	55,283,156	20,139,007
SPDR SSGA US Small Cap Low Volatility Index ETF	21,689,528	28,476,265
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI USA Climate Paris Aligned ETF	$ 98,700,376	$ 10,619,124	$ 6,775,279	$ 3,843,845
SPDR Russell 1000 Low Volatility Focus ETF	502,897,900	55,537,261	10,215,997	45,321,264
SPDR Russell 1000 Momentum Focus ETF	138,559,954	22,455,333	3,454,363	19,000,970
SPDR Russell 1000 Yield Focus ETF	762,436,258	51,126,923	51,449,750	(322,827)
243

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,904,101,708	$192,182,143	$124,670,969	$ 67,511,174
SPDR S&P 400 Mid Cap Value ETF	2,428,813,970	174,106,500	234,772,164	(60,665,664)
SPDR S&P 500 ESG ETF	822,665,523	96,490,110	32,725,414	63,764,696
SPDR S&P 600 Small Cap Growth ETF	2,448,964,706	473,890,805	197,104,454	276,786,351
SPDR S&P 600 Small Cap Value ETF	4,255,816,117	404,109,513	478,382,703	(74,273,190)
SPDR S&P 1500 Momentum Tilt ETF	70,526,986	14,306,139	1,300,531	13,005,608
SPDR S&P 1500 Value Tilt ETF	236,910,967	20,495,597	25,394,033	(4,898,436)
SPDR S&P Kensho Clean Power ETF	410,394,760	35,532,430	73,603,310	(38,070,880)
SPDR S&P Kensho Final Frontiers ETF	17,741,551	2,721,648	1,247,822	1,473,826
SPDR S&P Kensho Future Security ETF	33,048,286	3,685,917	1,747,286	1,938,631
SPDR S&P Kensho Intelligent Structures ETF	29,530,637	1,998,396	6,003,317	(4,004,921)
SPDR S&P Kensho New Economies Composite ETF	2,002,285,218	201,084,236	221,891,880	(20,807,644)
SPDR S&P Kensho Smart Mobility ETF	88,471,736	5,087,938	34,946,609	(29,858,671)
SPDR S&P SmallCap 600 ESG ETF	3,992,509	410,761	432,484	(21,723)
SPDR SSGA US Large Cap Low Volatility Index ETF	786,955,719	64,334,874	34,577,332	29,757,542
SPDR SSGA US Small Cap Low Volatility Index ETF	211,953,636	14,826,545	31,977,441	(17,150,896)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Low Volatility Focus ETF	$ 3,719,608	$ 2,291,301	$ 1,475,395	$ 3,766,696
SPDR Russell 1000 Momentum Focus ETF	1,419,742	903,428	534,925	1,438,353
SPDR Russell 1000 Yield Focus ETF	5,711,664	4,689,669	1,068,348	5,758,017
SPDR S&P 400 Mid Cap Growth ETF	145,789,005	123,785,640	24,529,984	148,315,624
SPDR S&P 400 Mid Cap Value ETF	229,939,952	146,709,166	86,347,761	233,056,927
SPDR S&P 600 Small Cap Growth ETF	335,428,763	196,880,455	146,575,441	343,455,896
244

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 600 Small Cap Value ETF	$ 570,392,116	$362,515,235	$223,883,962	$586,399,197
SPDR S&P 1500 Momentum Tilt ETF	172,891	149,489	26,340	175,829
SPDR S&P 1500 Value Tilt ETF	1,051,591	868,772	205,739	1,074,511
SPDR S&P Kensho Clean Power ETF	60,212,315	33,532,944	27,355,298	60,888,242
SPDR S&P Kensho Final Frontiers ETF	1,785,879	1,289,659	581,961	1,871,620
SPDR S&P Kensho Future Security ETF	3,457,734	2,266,047	1,223,566	3,489,613
SPDR S&P Kensho Intelligent Structures ETF	3,436,306	2,190,208	1,314,029	3,504,237
SPDR S&P Kensho New Economies Composite ETF	197,712,651	174,179,345	29,688,601	203,867,946
SPDR S&P Kensho Smart Mobility ETF	9,932,858	4,841,313	5,422,840	10,264,153
SPDR SSGA US Small Cap Low Volatility Index ETF	8,266,623	4,129,146	4,411,346	8,540,492
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$ 2,291,301	$—	$—	$—	$ 2,291,301	$ 2,291,301
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	903,428	—	—	—	903,428	903,428
SPDR Russell 1000 Yield Focus ETF	Common Stocks	4,689,669	—	—	—	4,689,669	4,689,669
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	123,785,640	—	—	—	123,785,640	123,785,640
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	146,709,166	—	—	—	146,709,166	146,709,166
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	196,880,455	—	—	—	196,880,455	196,880,455
SPDR S&P 600 Small Cap Value ETF	Common Stocks	362,452,074	—	—	—	362,452,074	362,452,074
SPDR S&P 600 Small Cap Value ETF	Warrants	63,161	—	—	—	63,161	63,161
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	149,489	—	—	—	149,489	149,489
SPDR S&P 1500 Value Tilt ETF	Common Stocks	868,772	—	—	—	868,772	868,772
SPDR S&P Kensho Clean Power ETF	Common Stocks	33,532,944	—	—	—	33,532,944	33,532,944
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	1,289,659	—	—	—	1,289,659	1,289,659
SPDR S&P Kensho Future Security ETF	Common Stocks	2,266,047	—	—	—	2,266,047	2,266,047
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	2,190,208	—	—	—	2,190,208	2,190,208
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	174,179,345	—	—	—	174,179,345	174,179,345
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	4,841,313	—	—	—	4,841,313	4,841,313
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	4,129,146	—	—	—	4,129,146	4,129,146
245

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
246

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF,  SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF,SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF,  SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF (collectively, the “Funds”) (twenty of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the funds constituting SPDR® Series Trust) at June 30, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho Smart Mobility ETFSPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF	For the year ended June 30, 2023	For each of the two years in the period ended June 30, 2023	For each of the five years in the period ended June 30, 2023
247

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Individual fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P Kensho Clean Power ETF SPDR S&P Kensho Final Frontiers ETF SPDR S&P Kensho New Economies Composite ETF	For the year ended June 30, 2023	For each of the two years in the period ended June 30, 2023	For each of the four years in the period ended June 30, 2023 and the period from October 23, 2018 (commencement of operations) through June 30, 2019
SPDR S&P 500 ESG ETF	For the year ended June 30, 2023	For each of the two years in the period ended June 30, 2023	For each of the two years in the period ended June 30, 2023 and the period from July 28, 2020 (commencement of operations) through June 30, 2021
SPDR S&P SmallCap 600 ESG ETF	For the year ended June 30, 2023	For the year ended June 30, 2023 and the period from January 22, 2022 (commencement of operations) through June 30, 2022	For the year ended June 30, 2023 and the period from January 22, 2022 (commencement of operations) through June 30, 2022
SPDR MSCI USA Climate Paris Aligned ETF	For the year ended June 30, 2023	For the year ended June 30, 2023 and period from April 22, 2022 (commencement of operations) through June 30, 2022	For the year ended June 30, 2023 and the period from April 22, 2022 (commencement of operations) through June 30, 2022
248

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 25, 2023
249

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR MSCI USA Climate Paris Aligned ETF	0.10%	$1,193.60	$0.54	$1,024.30	$0.50
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,062.90	1.02	1,023.80	1.00
SPDR Russell 1000 Momentum Focus ETF	0.20	1,076.50	1.03	1,023.80	1.00
SPDR Russell 1000 Yield Focus ETF	0.20	1,033.30	1.01	1,023.80	1.00
SPDR S&P 400 Mid Cap Growth ETF	0.15	1,103.50	0.78	1,024.10	0.75
SPDR S&P 400 Mid Cap Value ETF	0.15	1,071.20	0.77	1,024.10	0.75
SPDR S&P 500 ESG ETF	0.10	1,183.90	0.54	1,024.30	0.50
SPDR S&P 600 Small Cap Growth ETF	0.15	1,070.10	0.77	1,024.10	0.75
SPDR S&P 600 Small Cap Value ETF	0.15	1,050.00	0.76	1,024.10	0.75
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,117.40	0.63	1,024.20	0.60
SPDR S&P 1500 Value Tilt ETF	0.12	1,072.50	0.62	1,024.20	0.60
SPDR S&P Kensho Clean Power ETF	0.45	1,036.90	2.27	1,022.60	2.26
SPDR S&P Kensho Final Frontiers ETF	0.45	1,114.30	2.36	1,022.60	2.26
SPDR S&P Kensho Future Security ETF	0.45	1,135.50	2.38	1,022.60	2.26
SPDR S&P Kensho Intelligent Structures ETF	0.45	1,111.50	2.36	1,022.60	2.26
SPDR S&P Kensho New Economies Composite ETF	0.20	1,137.00	1.06	1,023.80	1.00
SPDR S&P Kensho Smart Mobility ETF	0.45	1,143.00	2.39	1,022.60	2.26
SPDR S&P SmallCap 600 ESG ETF	0.12	1,057.70	0.61	1,024.20	0.60
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,045.00	0.61	1,024.20	0.60
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	972.90	0.59	1,024.20	0.60
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
250

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
251

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2023 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to Funds’ portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
252

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2023, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each SPDR ETF. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
253

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
254

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	121	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	121	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	121	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	121	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Bond & Investment Grade
Debt Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund;
Guggenheim Energy
					& Income Fund; Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
255

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term: Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 - June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 - March 2020).	121	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term: Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 - 2021).	121	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	President, Winnisquam Capital LLC (December 2022 - present); Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	132	Investment Managers Series Trust (December 2022 - present); The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I PLC
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II PLC
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term: Unlimited Served: Since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 - Present); Managing Director, State Street Global Advisors (June 2015 - March 2018).	121	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.
* Mr. Ross is an Interested Trustee because of his ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

256

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management Inc. One Iron Street Botson,MA 02210 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Unlimited Served: since May 2023 (with respect to President and Principal Executive Officer); Term: Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Direct Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer and Principal Financial Officer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Secretary	Term: Unlimited Served: since May 2023	Assistant Vice President, State Street Global Advisors (July 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
257

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 1973	Chief Compliance Officer;Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served:since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management,Inc. (June 2013 - present).*
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
258

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
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Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRSTEQ1AR

Annual Report
June 30, 2023
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The FactSet Innovative Technology Index is designed to represent the performance of U.S.-listed stock and American Depository Receipts of Technology companies and Technology-related companies (including Electronic Media companies) within the most innovative segments of the Technology sector and Electronic Media sub-sector of the Media sector, as defined by FactSet Research Systems, Inc.
The Global Dow Index is made up of 150 companies from around the world. The 150 companies are selected not just based on size and reputation, but also on their importance in the global economy. The index has been designed to cover both developed and emerging countries. The index is equal weighted and will be reset to equal weights annually each September.
The MSCI USA Factor Mix A-Series Capped Index is designed to measure the equity market performance of large - and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low  volatility. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI USA Value Weighted Index, the MSCI USA Quality Index and the MSCI USA Minimum Volatility Index.
The NYSE Technology Index is composed of 35 leading U.S.-listed technology-related companies. The investible universe of the index comprises all stocks in the Information Technology sector and technology-related stocks in the Customer Discretionary sector, as defined by the Index Provider.
The S&P 500 Fossil Fuel Free Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel free”, which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the index, fossil fuel reserves are defined as thermal coal reserves, other non-metallurgical coal reserves, conventional or unconventional oil reserves, natural gas reserves, shale gas reserves, and oil and gas reserves that have not been disclosed transparently as specific types of oil or gas or are disclosed as one aggregate quantity of oil and gas reserves combined.
The S&P Capital Markets Select Industry Index represents the capital markets segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The capital markets segment of the S&P TMI comprises the following sub-industries: Asset Management & Custody Banks, Diversified Capital Markets, Financial Exchanges & Data and Investment Banking & Brokerage.
The S&P Health Care Equipment Select Industry represents the health care equipment segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care equipment segment of the S&P TMI comprises the following sub-industries: Health Care Equipment and Health Care Supplies.
The S&P Health Care Services Select Industry Index represents the health care services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care services segment of the S&P TMI comprises the following sub-industries: Health Care Distributors, Health Care Facilities, Health Care Services and Managed Health Care.
The S&P Insurance Select Industry Index represents the insurance segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The insurance segment of the S&P TMI comprises the following sub-industries: Insurance Brokers, Life & Health Insurance, Multi-Line Insurance, Property & Casualty Insurance and Reinsurance.
The S&P Internet Select Industry Index represents the internet segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The internet segment of the S&P TMI comprises the Internet Services & Infrastructure and Interactive Media & Services sub-industry.
The S&P Metals & Mining Select Industry Index represents the metals and mining segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The metals & mining segment of the S&P TMI comprises the following sub-industries: Aluminum, Coal & Consumable Fuels, Copper, Diversified Metals & Mining, Gold, Precious Metals & Minerals, Silver and Steel.
The S&P Oil & Gas Equipment & Services Select Industry Index represents the oil and gas equipment and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The oil and gas equipment and services segment of the S&P TMI comprises the Oil & Gas Drilling sub-industry and the Oil & Gas Equipment & Services sub-industry.
The S&P Pharmaceuticals Select Industry Index represents the pharmaceuticals segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The pharmaceuticals segment of the S&P TMI comprises the Pharmaceuticals sub-industry.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The S&P Retail Select Industry Index represents the retail segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The retail segment of the S&P TMI comprises the following sub-industries: Apparel Retail, Automotive Retail, Computer & Electronic Retail, Department Stores, Drug Retail, Food Retailers, Broadline Retail, Consumer Staples Merchandise Retail and Specialty Stores.
The S&P Semiconductor Select Industry Index represents the semiconductors segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The semiconductors segment of the S&P TMI comprises the Semiconductors sub-industry.
The S&P Software & Services Select Industry Index represents the software and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The software and services segment of the S&P TMI comprises the following sub-industries: Application Software, Interactive Home Entertainment, IT Consulting & Other Services and Systems Software.
The S&P Telecom Select Industry Index represents the telecommunications segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The telecommunications segment of the S& P TMI comprises the following sub-industries: Alternative Carriers, Communications Equipment, Integrated Telecommunication Services and Wireless Telecommunication Services.
The S&P Transportation Select Industry Index represents the transportation segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The transportation segment of the S& P TMI comprises the following sub-industries: Air Freight & Logistics, Passenger Airlines, Airport Services, Highways & Rail Tracks, Marine Transportation, Marine Ports & Services, Rail Transportation, Cargo Ground Transportation and Passenger Transportation .
The MSCI USA Gender Diversity Select Index is designed to represent the performance of those companies that exhibit a commitment towards promoting and maintaining a high level of gender diversity across the different levels within their organization, including their corporate board, executive and senior management, and workforce.
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index is a modified market capitalization weighted index composed of preferred stock and securities that are functionally equivalent to preferred stock including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock.
See accompanying notes to financial statements.
2

SPDR FactSet Innovative Technology ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index. The Fund’s benchmark is the FactSet Innovative Technology Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 22.46%, and the Index was 22.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The recent rally in stock performance of companies driving progress in AI was primary driver of Fund performance during the Reporting Period.
U.S. equities fell sharply for a third straight quarter in the third quarter of 2022. The brief market rebound that began in June fizzled in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. Risk assets rallied in October and November, leading U.S. equities mostly higher in Q4, 2022, but this came to a premature end in December as investors worried about weakening economic growth amid continued hawkish messaging by central banks.
Technology stocks led the strong performance of the first quarter of 2023. Stock markets in the U.S. rallied in January amid optimism that global central banks, led by the the Federal Reserve (the “Fed”), might halt interest rate hike and perhaps may even cut rates by the end of the year. But stronger-than-expected economic data in February dashed those hopes. In March, markets were tested amid a brewing banking crisis in the U.S. and an impending collapse of Credit Suisse, which caused investors to flee to safer assets. But by the end of the month, those fears eased. U.S. stocks rose again in the last quarter of the Reporting Period, led by ‘the magnificent seven’. These stocks were responsible for the majority of the market rally due to optimism around AI, while the rest of the market remained relatively flat.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Opendoor Technologies, Inc., NVIDIA Corp., and Super Micro Computer, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were OneConnect Financial Technology Co Ltd., Upland Software, Inc., and Vuzix Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR FactSet Innovative Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FactSet Innovative Technology Index	Net Asset Value	Market Value	FactSet Innovative Technology Index
ONE YEAR	22.46%	22.44%	22.68%	22.46%	22.44%	22.68%
FIVE YEARS	41.01%	40.51%	43.71%	7.11%	7.04%	7.52%
SINCE INCEPTION(1)	178.41%	178.34%	186.01%	14.70%	14.70%	15.13%
(1)	For the period January 13, 2016 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/13/16, 1/14/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
                                                                    Line graph is based on cumulative total return.
The total expense ratio for SPDR FactSet Innovative Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Opendoor Technologies, Inc.	2.4%
Schrodinger, Inc.	2.4
Super Micro Computer, Inc.	2.3
NVIDIA Corp.	1.9
Meta Platforms, Inc. Class A	1.9
AppLovin Corp. Class A	1.9
MongoDB, Inc.	1.7
Samsara, Inc. Class A	1.7
Upstart Holdings, Inc.	1.6
Duolingo, Inc.	1.6
TOTAL	19.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Software	32.2%
Semiconductors & Semiconductor Equipment	15.0
IT Services	11.6
Entertainment	7.4
Health Care Technology	6.8
Interactive Media & Services	6.5
Media	4.2
Professional Services	3.5
Real Estate Management & Development	3.5
Technology Hardware, Storage & Peripherals	2.3
Electronic Equipment, Instruments & Components	2.0
Consumer Finance	1.6
Diversified Consumer Services	1.6
Financial Services	0.9
Communications Equipment	0.8
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(10.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Global Dow ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. The Fund’s benchmark is the The Global Dow (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 20.64%, and the Index was 20.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag and tax advantage contributed to the difference between the Fund’s performance and that of the Index.
At the start of the Reporting Period, global markets declined and growth stumbled as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected futures hikes. Global economic growth expectations ratcheted down amid monetary tightening and sustained high inflation. During the last quarter of the calendar year, the global economy decelerated further, with inflation showing signs of slowing down in the U.S. and peaking in the eurozone and Japan. However, key central banks continued with their hawkish tone, which further dented market sentiments toward the end of the quarter.
Global equity markets proved to be resilient in the first quarter of 2023. Markets started the year with a strong January rally for equities driven by a decline in inflation and prospects of easier monetary policy. February saw a moderate pullback due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. April saw an increase in global shares, backed by some solid economic data. In May, global markets showed mixed reactions, as investors were worried about the potential for further rate hikes in the U.S. and Europe and slow growth in China. Global equity markets were generally higher in June as the turmoil of the U.S. debt ceiling negotiations faded. Instead, investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy.
The Fund used equity index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of these contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NVIDIA, UniCredit, and General Electric. The top negative contributors to the Fund’s performance during the Reporting Period were Credit Suisse, Vodafone and Baxter International.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Global Dow ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Global Dow Index	Net Asset Value	Market Value	Global Dow Index
ONE YEAR	20.64%	20.56%	20.63%	20.64%	20.56%	20.63%
FIVE YEARS	56.40%	56.87%	56.49%	9.36%	9.42%	9.37%
TEN YEARS	146.41%	147.08%	146.86%	9.44%	9.47%	9.46%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
NVIDIA Corp.	1.7%
UniCredit SpA	1.3
General Electric Co.	1.1
Netflix, Inc.	1.1
Carnival Corp.	1.0
Meta Platforms, Inc. Class A	1.0
Mitsui & Co. Ltd.	1.0
Siemens AG	0.9
Banco Bilbao Vizcaya Argentaria SA	0.9
SAP SE	0.9
TOTAL	10.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR MSCI USA StrategicFactors ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI USA StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index designed to measure the equity market performance of large and mid-cap companies across the U.S. equity market that have exposure to value, quality and momentum factors. The Fund’s benchmark is the MSCI USA Factor Mix A-Series Capped Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 15.82%, and the Index was 16.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (the ”Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The quality factor outperformed during the Reporting Period, but the Fund ultimately underperformed the MSCI USA Index’s 18.98% return due to its exposure to value and low volatility factors, both of which underperformed somewhat more significantly.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the last quarter of 2022. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for Nvidia Corp., and AI lifted other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were NVIDIA Corp., Meta Platforms, Inc., Class A and Apple, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Pfizer, Inc., Verizon Communications, Inc., and First Horizon Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR MSCI USA StrategicFactorsSM ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index
ONE YEAR	15.82%	15.70%	16.02%	15.82%	15.70%	16.02%
FIVE YEARS	72.70%	72.40%	74.35%	11.55%	11.51%	11.76%
SINCE INCEPTION(1)	138.47%	138.40%	141.80%	11.16%	11.16%	11.36%
(1)	For the period April 15, 2015 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI USA StrategicFactorsSM ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	3.2%
Microsoft Corp.	3.0
NVIDIA Corp.	2.3
Meta Platforms, Inc. Class A	2.1
UnitedHealth Group, Inc.	2.0
Johnson & Johnson	2.0
Eli Lilly & Co.	1.9
Visa, Inc. Class A	1.7
Merck & Co., Inc.	1.6
Mastercard, Inc. Class A	1.4
TOTAL	21.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	24.1%
Health Care	17.9
Financials	14.6
Industrials	10.5
Communication Services	8.4
Consumer Staples	8.4
Consumer Discretionary	5.9
Utilities	3.5
Energy	3.3
Materials	2.3
Real Estate	0.9
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR NYSE Technology ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR NYSE Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies. The Fund’s benchmark is the NYSE Technology Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 36.24%, and the Index was 36.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The recent rally in stock performance of companies driving progress in AI was primary driver of Fund performance during the Reporting Period.
U.S. equities fell sharply for a third straight quarter in the third quarter of 2022. The brief market rebound that began in June fizzled in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. Risk assets rallied in October and November, leading U.S. equities mostly higher in the fourth quarter of 2022, but this came to a premature end in December as investors worried about weakening economic growth amid continued hawkish messaging by central banks.
Technology stocks led the strong performance of the first quarter of 2023. Stock markets in the U.S. rallied in January amid optimism that global central banks, led by the U.S. Federal Reserve (“Fed”), might halt interest rate hike and perhaps may even cut rates by the end of the year. But stronger-than-expected economic data in February dashed those hopes. In March, markets were tested amid a brewing banking crisis in the U.S. and an impending collapse of Credit Suisse, which caused investors to flee to safer assets. But by the end of the month, those fears eased. U.S. stocks rose again in the last quarter of the Reporting Period, led by ‘the magnificent seven’, all members of the NYSE Technology Index. These stocks were responsible for the majority of the market rally due to optimism around AI, while the rest of the market remained relatively flat.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NVIDIA, Meta Platforms, and Shopify. The top negative contributors to the Fund’s performance during the Reporting Period were Alibaba Group, JD.com and Snap.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR NYSE Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	NYSE Technology Index	Net Asset Value	Market Value	NYSE Technology Index
ONE YEAR	36.24%	36.13%	36.78%	36.24%	36.13%	36.78%
FIVE YEARS	98.14%	97.98%	103.78%	14.66%	14.64%	15.30%
TEN YEARS	423.70%	423.38%	448.72%	18.01%	18.00%	18.56%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR NYSE Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
NVIDIA Corp.	5.2%
Meta Platforms, Inc. Class A	5.2
Shopify, Inc. Class A	3.5
Advanced Micro Devices, Inc.	3.5
Uber Technologies, Inc.	3.4
Salesforce, Inc.	3.4
Palo Alto Networks, Inc.	3.4
Broadcom, Inc.	3.4
Oracle Corp.	3.2
Adobe, Inc.	3.1
TOTAL	37.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Semiconductors & Semiconductor Equipment	34.7%
Software	21.3
IT Services	8.0
Interactive Media & Services	7.9
Broadline Retail	7.8
Hotels, Restaurants & Leisure	5.7
Ground Transportation	3.4
Automobiles	3.1
Entertainment	2.9
Technology Hardware, Storage & Peripherals	2.9
Communications Equipment	2.2
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P 500 Fossil Fuel Reserves Free ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 500 Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index. The Fund’s benchmark is the S& P 500 Fossil Fuel Free Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 19.37%, and the Index was 19.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The energy sector outperformed in the first half of the Reporting Period due to increased volatility in the global energy markets, spurred on by the ongoing war in Ukraine and the uncertainty surrounding the continued flow of natural gas from Russia to western Europe, especially after the Nord Stream 2 pipeline appeared to be sabotaged. But as fears subsided and relative stability returned to energy markets in the second half of the Reporting Period, the energy sector underperformed. With these two offsetting periods, the effect of excluding fossil fuel companies on the return of the Fund compared to the S&P 500 Index’s return of 19.59% was negligible.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the last quarter of 2022. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund used S&P 500 Index futures in order to equitize cash and receivables during the Reporting Period, which helped the Fund to track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple Inc, NVIDIA Corp and Microsoft Corp. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Pfizer Inc., Verizon Communications Inc and CVS Health Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index
ONE YEAR	19.37%	19.24%	19.59%	19.37%	19.24%	19.59%
FIVE YEARS	78.37%	78.15%	80.37%	12.27%	12.24%	12.52%
SINCE INCEPTION(1)	145.30%	145.19%	149.42%	12.56%	12.55%	12.81%
(1)	For the period November 30, 2015 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/15, 12/1/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	8.0%
Microsoft Corp.	7.0
Amazon.com, Inc.	3.2
NVIDIA Corp.	2.9
Alphabet, Inc. Class A	2.0
Tesla, Inc.	2.0
Meta Platforms, Inc. Class A	1.8
Alphabet, Inc. Class C	1.7
Berkshire Hathaway, Inc. Class B	1.7
UnitedHealth Group, Inc.	1.2
TOTAL	31.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	28.9%
Health Care	13.8
Financials	12.8
Consumer Discretionary	11.0
Industrials	8.9
Communication Services	8.7
Consumer Staples	6.9
Utilities	2.6
Materials	2.6
Real Estate	2.5
Energy	1.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Capital Markets ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Fund’s benchmark is the S&P Capital Markets Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 18.89%, and the Index was 19.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, cumulative effect of security misweights, compounding (the exponential growth of outperformance or underperformance) and securities lending income also contributed to the difference between the Fund’s performance and that of the Index.
Capital Markets stocks started off in slightly negative territory during the first quarter of the Reporting Period. Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Global markets declined and growth stumbled in the third quarter of 2022, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. Capital Markets Index offset previous declines with strong positive returns during the final quarter of 2022. As inflation started to decline and prospects of easier monetary policy, the markets started with a strong rally in January allowing the Capital Markets Index to enjoy double digit positive returns of 13.45% during the same month. Some of the larger firms like Ares Management Corp. were able to raise billions to acquire subordinated loans or bonds of infrastructure assets, particularly in the digital, transportation and renewable energy sectors across North America and abroad. Unfortunately, the rally was short lived due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. The second quarter of 2023 started with investors worried about the potential for further rate hikes, slow growth in China, and the turmoil of the U.S. debt ceiling negotiations. Towards the end of the quarter investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy. The yield curve was still warning of a possible recession, but investors were happy to add to holdings in the U.S. and Capital Markets Index was able to finish the Reporting Period in positive territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Ares Management Corporation, Cowen Inc, Class A and Coinbase Local, Inc. Class A. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Virtu Financial Inc, Class A, Morningtar, Inc. and Northern Trust Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P Capital Markets ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index
ONE YEAR	18.89%	18.84%	19.28%	18.89%	18.84%	19.28%
FIVE YEARS	64.40%	64.48%	65.06%	10.45%	10.46%	10.54%
TEN YEARS	165.34%	165.37%	169.82%	10.25%	10.25%	10.44%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Capital Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Coinbase Global, Inc. Class A	2.2%
B Riley Financial, Inc.	2.0
Artisan Partners Asset Management, Inc. Class A	1.8
Raymond James Financial, Inc.	1.8
Houlihan Lokey, Inc.	1.8
LPL Financial Holdings, Inc.	1.7
Carlyle Group, Inc.	1.7
Hamilton Lane, Inc. Class A	1.7
Ameriprise Financial, Inc.	1.7
Robinhood Markets, Inc. Class A	1.7
TOTAL	18.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Asset Management & Custody Banks	45.4%
Investment Banking & Brokerage	32.2
Financial Exchanges & Data	22.2
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P Health Care Equipment ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Equipment Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 15.76% and the Index was 16.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs, securities lending income and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Healthcare Equipment Industry started off the first quarter of the Reporting Period pretty flat due to concerns over rising inflation, continued global monetary tightening and impact of diminishing concerns over the COVID-19 crisis. Fortunately, the final quarter of 2022 showed signs that inflation could be cooling which slightly lifted market spirits and allowed for a positive index return of over 5%. Despite the easing of social restrictions due to COVID-19, many consumers remained cautious out in public, at work, on public transportation and medical facilities in particular. As a result, continued demand for certain at home health equipment and face masks helped keep Health Equipment Service returns in positive territory for the final quarter of 2022. Return values continued to remain steady throughout the first half of the 2023 calendar year. Although many consumers were scheduling their healthcare and surgeries that were postponed during the pandemic, rising supply costs and supply chain disruptions continued to stifle growth for many companies in the Index. In addition, the higher costs of product design and development and overall cost of healthcare itself continued, which prevented strong profits but the Index still managed to enjoy returns over 16%, slightly below the standard S&P 500 Index returns of 19.6% for the full Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Penumbra, Inc., TransMedics Group Inc., and Alphatec Holdings, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Cutera Inc., Nevro Corp., and TransMedics Group Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P Health Care Equipment ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index
ONE YEAR	15.76%	15.82%	16.06%	15.76%	15.82%	16.06%
FIVE YEARS	25.86%	25.89%	27.55%	4.71%	4.71%	4.99%
TEN YEARS	242.96%	243.16%	252.32%	13.12%	13.12%	13.42%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Equipment ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Alphatec Holdings, Inc.	1.8%
Neogen Corp.	1.7
Align Technology, Inc.	1.7
UFP Technologies, Inc.	1.7
Nevro Corp.	1.7
Edwards Lifesciences Corp.	1.7
Enovis Corp.	1.7
IDEXX Laboratories, Inc.	1.6
Cooper Cos., Inc.	1.6
Intuitive Surgical, Inc.	1.6
TOTAL	16.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Health Care Equipment	79.5%
Health Care Supplies	20.4
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR S&P Health Care Services ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 14.11%, and the Index was 14.25%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted NVIDIA Corp and other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The recent trend of increased and more functional technology in this space has helped companies in this industry experience solid returns during the Reporting Period. For example Hims and Hers Health Inc, has provided a much needed improvement to telehealth for the general public and the service has become very popular over recent years.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Oak Street Health, Inc., Signify Health, Inc. Class A and 1Life Healthcare, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Clover Health Investments Corp. Class A, ModivCare Inc., and Alignment Healthcare, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR S&P Health Care Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index
ONE YEAR	14.11%	14.07%	14.25%	14.11%	14.07%	14.25%
FIVE YEARS	39.83%	39.70%	41.64%	6.93%	6.92%	7.21%
TEN YEARS	146.81%	146.15%	154.20%	9.46%	9.43%	9.78%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
                                                                                  Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Patterson Cos., Inc.	2.3%
AdaptHealth Corp.	2.2
Acadia Healthcare Co., Inc.	2.2
Surgery Partners, Inc.	2.2
Universal Health Services, Inc. Class B	2.2
Select Medical Holdings Corp.	2.1
Tenet Healthcare Corp.	2.1
HCA Healthcare, Inc.	2.1
Laboratory Corp. of America Holdings	2.1
R1 RCM, Inc.	2.1
TOTAL	21.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Health Care Services	49.9%
Health Care Facilities	21.7
Health Care Distributors	14.5
Managed Health Care	13.9
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR S&P Insurance ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. The Fund’s benchmark is the S&P Insurance Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 10.01%, and the Index was 10.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag contributed to the difference between the Fund’s performance and that of the Index.
Insurance companies enjoyed success during the first half of the Reporting Period due to a favorable investment market. Insurance companies are able to capitalize in times like these by investing the premiums they receive from customers. As the global economy slowed down, so did the returns of these investments. Insurance companies who have made significant technology investments also contributed to the success of the Fund during the Reporting Period. These companies have been in favor with customers in recent years due to the fact that it is easier to use and access these insurance offerings.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted NVIDIA Corp and other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Kinsale Capital Group, Inc., Arch Capital Group Ltd. and Primerica, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lincoln National Corp, Assurant, Inc. and Trupanion, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR S&P Insurance ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Insurance Select Industry Index	Net Asset Value	Market Value	S&P Insurance Select Industry Index
ONE YEAR	10.01%	9.95%	10.38%	10.01%	9.95%	10.38%
FIVE YEARS	50.95%	50.92%	53.75%	8.58%	8.58%	8.98%
TEN YEARS	171.90%	171.92%	182.08%	10.52%	10.52%	10.93%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Insurance ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
American Equity Investment Life Holding Co.	2.4%
Lincoln National Corp.	2.4
Aon PLC Class A	2.4
Brown & Brown, Inc.	2.3
Brighthouse Financial, Inc.	2.3
Ryan Specialty Holdings, Inc.	2.3
Principal Financial Group, Inc.	2.3
Arthur J Gallagher & Co.	2.3
Marsh & McLennan Cos., Inc.	2.3
Kinsale Capital Group, Inc.	2.2
TOTAL	23.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

		% of Net Assets
	Property & Casualty Insurance	45.9%
	Life & Health Insurance	26.5
	Insurance Brokers	13.8
	Reinsurance	7.0
	Multi-line Insurance	6.5
	Short-Term Investments	0.3
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR S&P Internet ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the internet segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Internet Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 3.80%, and the Index was 3.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, compounding, lending and cash drag contributed to the difference between the Fund’s performance and that of the Index.
U.S. equities fell sharply for a third straight quarter in Q3 of 2022, the first quarter of the Reporting Period. The brief market rebound that began in June fizzled in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. The economy decelerated further in the fourth quarter of 2022, with inflation showing signs of slowing down in the U.S.. In January of 2023, the Index returned 23.28% as internet stocks rallied. The market began taking into account that many of these companies began focusing more on cost efficiency, slowing down growth in headcount, reducing its real estate footprint, and just operating much more efficiently. All that helps the bottom line. The last quarter of the Reporting Period continued with the upward trend, as it posted a 7.97% return for the three months.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: MongoDB, Inc. Class A, Meta Platforms Inc. Class A and CarGurus, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were: Xometry, Inc. Class A, ContextLogic, Inc. Class A and Qurate Retail, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR S&P Internet ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Internet Select Industry Index	Net Asset Value	Market Value	S&P Internet Select Industry Index
ONE YEAR	3.80%	3.77%	3.60%	3.80%	3.77%	3.60%
FIVE YEARS	(8.29)%	(8.43)%	(7.95)%	(1.72)%	(1.75)%	(1.64)%
SINCE INCEPTION(1)	79.67%	79.55%	82.01%	8.72%	8.71%	8.92%
(1)	For the period June 27, 2016 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Internet ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Snap, Inc. Class A	4.1%
Pinterest, Inc. Class A	4.0
MongoDB, Inc.	3.9
Meta Platforms, Inc. Class A	3.8
fuboTV, Inc.	3.8
Squarespace, Inc. Class A	3.8
Ziff Davis, Inc.	3.8
IAC, Inc.	3.7
GoDaddy, Inc. Class A	3.7
Snowflake, Inc. Class A	3.6
TOTAL	38.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Interactive Media & Services	59.7%
Internet Services & Infrastructure	40.3
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR S&P Metals & Mining ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Metals & Mining ETF (the “Fund ”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Metals & Mining Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 19.09%, and the Index was 19.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted NVIDIA Corp., and other chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Commercial Metals Company, Steel Dynamics, Inc., and ATI Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were MP Materials Corp. Class A, Newmont Corporation and Enviva Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR S&P Metals & Mining ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index
ONE YEAR	19.09%	19.13%	19.46%	19.09%	19.13%	19.46%
FIVE YEARS	54.48%	54.45%	57.08%	9.09%	9.08%	9.45%
TEN YEARS	79.75%	79.99%	80.86%	6.04%	6.05%	6.10%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Metals & Mining ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Commercial Metals Co.	4.7%
Nucor Corp.	4.7
ATI, Inc.	4.6
U.S. Steel Corp.	4.6
Reliance Steel & Aluminum Co.	4.6
Steel Dynamics, Inc.	4.5
Alpha Metallurgical Resources, Inc.	4.5
Peabody Energy Corp.	4.5
CONSOL Energy, Inc.	4.4
Freeport-McMoRan, Inc.	4.4
TOTAL	45.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Steel	45.3%
Coal & Consumable Fuels	15.1
Aluminum	11.0
Gold	10.4
Diversified Metals & Mining	9.6
Copper	4.4
Silver	4.0
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR S&P Oil & Gas Equipment & Services ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 31.51%, and the Index was 31.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Fund generated positive returns in 2 of the 4 quarters under review, however the quarter ending September 30, 2022 was not one of them The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022. Although the Energy Sector delivered a negative return, it still proved to be one of the more resilient sectors during the quarter.
The tug-of-war between markets and the Fed continued in the quarter ending December 30th. The fund generated double-digit returns during this quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
The quarter ending March 31 2023, the Fund gave back some of its previously generated gains. As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related. Commodities registered negative performance during the quarter, with the energy sector leading the way.
The aforementioned enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period. During the final quarter under review, the Fund recovered most of the previous quarter’s losses.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Weatherford International Plc., TechnipFMC Plc.. and Tidewater Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Nabors Industries Ltd., Patterson-UTI Energy, Inc., and ProFrac Holding Corp. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
36

SPDR S&P Oil & Gas Equipment & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index
ONE YEAR	31.51%	31.50%	31.94%	31.51%	31.50%	31.94%
FIVE YEARS	(51.00)%	(51.03)%	(50.50)%	(13.30)%	(13.31)%	(13.12)%
TEN YEARS	(77.35)%	(77.35)%	(76.99)%	(13.80)%	(13.80)%	(13.66)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
37

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Tidewater, Inc.	5.0%
Transocean Ltd.	4.8
ChampionX Corp.	4.8
TechnipFMC PLC	4.8
Patterson-UTI Energy, Inc.	4.5
Baker Hughes Co.	4.5
NexTier Oilfield Solutions, Inc.	4.5
Cactus, Inc. Class A	4.5
Valaris Ltd.	4.5
NOV, Inc.	4.5
TOTAL	46.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Oil & Gas Equipment & Services	70.8%
Oil & Gas Drilling	29.2
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR S&P Pharmaceuticals ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Pharmaceuticals Select Industry Index (the ”Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –1.01%, and the Index was –1.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
U.S. Equity investors enjoyed strong returns for the fiscal year thanks primarily to the first six months of 2023. The S&P 500 Index was up 16.89% for that period, a welcome reprieve from the large losses seen in 2022. The S&P 500 Index posted an impressive 18.05% total return overall for the fiscal year. Small Cap securities also progressed with the S&P 600 Index advancing 9.75% over the period. Unfortunately, Pharmaceuticals had another difficult fiscal year as the industry did not enjoy the bounce back that most other industries experienced after a tough previous fiscal year. The Index lost 1.35% for the fiscal year after being down almost 18% last fiscal year. The Index lagged the S&P 500 by well over 5% in each of the last three fiscal quarters. The stabilization of COVID-19 led to a decrease in vaccine demand and the panic that came along with it. Elsewhere within the industry, the increase in drugs available in the generic market thanks to patent expirations has led to higher relative price competition. Other reasons for the industry lag are more stringent U.S. regulations leading to less likelihood of quick and efficient approval of new drugs, legal liabilities being realized for opioid addiction, and the time needed for pharmaceutical companies to catch up with technological innovations.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Catalent, Inc., Organon & Co. and Elanco Animal Health, Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Axsome Therapeutics, Inc., Reata Pharmaceuticals, Inc., and Revance Therapeutics, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

SPDR S&P Pharmaceuticals ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index
ONE YEAR	(1.01)%	(1.02)%	(1.35)%	(1.01)%	(1.02)%	(1.35)%
FIVE YEARS	0.12%	0.12%	0.12%	0.02%	0.02%	0.02%
TEN YEARS	42.66%	42.58%	43.84%	3.62%	3.61%	3.70%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Pharmaceuticals ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
40

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Catalent, Inc.	4.9%
Elanco Animal Health, Inc.	4.9
Reata Pharmaceuticals, Inc. Class A	4.8
Viatris, Inc.	4.6
Zoetis, Inc.	4.6
Eli Lilly & Co.	4.6
Merck & Co., Inc.	4.6
Johnson & Johnson	4.5
Bristol-Myers Squibb Co.	4.3
Jazz Pharmaceuticals PLC	4.3
TOTAL	46.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Pharmaceuticals	99.9%
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
41

SPDR S&P Retail ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Retail Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 12.17%, and the Index was 11.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Inflation, consumer spending and strong labor markets were primary drivers of Fund performance during the Reporting Period.
Over the last year, the S&P Retail Select Industry Index generated positive returns, however the fund experienced volatile returns during the year. Despite rebounding labor markets, inflation, interest rate hikes, and concerns over a recession weighted on the minds of many investors retail stocks rose for the fiscal year.
In the third quarter of 2022, the S&P Retail Select Industry Index returned –2.4% for the quarter. After rallying early in the quarter, risk assets declined in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. The central bank had been looking to bring down inflation, which was running near its highest levels since the early 1980s. The U.S. Federal Reserve (the “Fed”) repeatedly stated that it is committed to slowing the economy to bring inflation down to its 2% target. Hotter August core CPI data underpinned the Fed’s hawkishness and further support came from a tight labor market.
For the fourth quarter of 2022, riding on the gains of October and November, the S&P Retail Select Industry Index returned 8.0% for the quarter. In November, the Fed raised the short-term borrowing rate by 75 bps. However, after four consecutive rate hikes of 75 bps during the year, the central bank raised the borrowing rate by 50 bps to a range of 4.25% to 4.50%. The Fed’s rate hike policy reflected the cooling year-on-year US CPI during October and November, after the record high achieved in June 2022. During the quarter, there were also signs of downward pressure on housing rent as well as nominal wage growth.
In January, stock markets in the U.S. rallied amid optimism that global central banks, led by the Fed, might halt interest rate hike and perhaps may even cut rates by the end of the year. But stronger-than-expected economic data in February dashed those hopes. In March, markets were tested amid a brewing banking crisis in the U.S., which caused investors to flee to safer assets. But by the end of the month, those fears eased. The Fed raised its benchmark federal-funds rate twice during the quarter, each time by 0.25 percentage points. The rate finished the quarter at a range of 4.75%–5.00%, its highest since 2007. The S&P Global U.S. Manufacturing PMI came in at 49.2 in March 2023, broadly in line with the earlier released ’flash’ estimate of 49.3 and above February’s 47.3. The S&P Retail Select Industry Index rose 5.2% for Q1 2023.
During the second quarter of 2023, the U.S. saw a decline in inflation from 4.9% to 4%, mainly attributed to favorable base effects from oil prices. Additionally, there were expectations in the market that U.S. inflation may be able to moderate without giving rise to unemployment. The Fed raised its benchmark federal-funds rate once during the quarter by 0.25 percentage points, finishing the quarter at 5.00%–5.25% range. In June, the Fed decided against what would have been an 11th consecutive interest rate increase and went for a hawkish pause. For Q2 2023, the S&P Retail Select Industry Index rose 0.9%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Carvana Co., Abercrombie & Fitch Co., and Urban Outfitters, Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were ContextLogic, Inc., Xometry, Inc., and Big Lots, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

SPDR S&P Retail ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Retail Select Industry Index	Net Asset Value	Market Value	S&P Retail Select Industry Index
ONE YEAR	12.17%	12.07%	11.85%	12.17%	12.07%	11.85%
FIVE YEARS	42.64%	42.69%	42.33%	7.36%	7.37%	7.31%
TEN YEARS	91.96%	91.89%	93.07%	6.74%	6.73%	6.80%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
43

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Carvana Co.	1.8%
Lithia Motors, Inc.	1.6
Boot Barn Holdings, Inc.	1.5
AutoNation, Inc.	1.5
Casey's General Stores, Inc.	1.5
Penske Automotive Group, Inc.	1.5
Ulta Beauty, Inc.	1.5
Dollar General Corp.	1.5
Advance Auto Parts, Inc.	1.4
Abercrombie & Fitch Co. Class A	1.4
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Other Specialty Retail	23.0%
Automotive Retail	22.4
Apparel Retail	21.7
Broadline Retail	10.5
Consumer Staples Merchandise Retail	9.0
Food Retail	8.2
Computer & Electronics Retail	3.9
Drug Retail	1.2
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
44

SPDR S&P Semiconductor ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Semiconductor Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 46.40%, and the Index was 46.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs, securities lending and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Semiconductor Industry started off the first quarter of the Reporting Period pretty flat due to concerns over rising inflation, continued global monetary tightening and geopolitical tensions most notable being the ongoing war in Ukraine. Fortunately, the final quarter of 2022 showed signs that inflation could be cooling which slightly lifted market spirits and an Index return of over 10%. Despite the easing of social restrictions due to COVID-19, many employees continued to work remotely at higher levels than pre pandemic. As a result, increased demand for cloud-based solutions, video communications software and high-end smartphones continued.
With semiconductor manufacturing becoming even more vital to the modern economy, many companies, both foreign and domestic vowed to increase manufacturing substantially in the U.S. This commitment is key to a successful phase of global economic growth as semiconductors are an essential part of electronic devices, enabling advances in communications, computing, healthcare, transportation, military systems and clean energy. Positive results were quickly realized for the Index with returns over 30% during the second half of the Reporting Period. In the end, the Index managed to finish the full Reporting Period with returns more than double that of the standard S&P 500 Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Rambus, Inc., Firsto Solar, Inc., and NVIDIA Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Semtech Corp., Meta Materials, Inc., and Synaptics, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
45

SPDR S&P Semiconductor ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index
ONE YEAR	46.40%	46.34%	46.90%	46.40%	46.34%	46.90%
FIVE YEARS	213.35%	213.39%	217.82%	25.66%	25.67%	26.02%
TEN YEARS	776.42%	776.58%	800.17%	24.24%	24.25%	24.58%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Semiconductor ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
46

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Lattice Semiconductor Corp.	3.2%
Semtech Corp.	3.2
Allegro MicroSystems, Inc.	3.1
Microchip Technology, Inc.	3.0
NXP Semiconductors NV	2.9
MACOM Technology Solutions Holdings, Inc.	2.9
NVIDIA Corp.	2.9
MaxLinear, Inc.	2.9
Broadcom, Inc.	2.9
Monolithic Power Systems, Inc.	2.8
TOTAL	29.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Semiconductors	100.0%
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
47

SPDR S&P Software & Services ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Software & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 20.27%, and the Index was 20.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the Fed, as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful. The Fund’s Index returned +20.41% for the Reporting Period under review, which bested the U.S. Total Market Index, which returned +18.90%. The Fund and Index have a ~95% allocation to the Information Technology sector, which performed strongly, particularly in the 2nd half of the Reporting Period under review, as detailed below.
The Fund generated positive returns in 3 of the 4 quarters under review, however the quarter ending September 30, 2022 was the outlier. The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the U.S. Federal Reserve (the “Fed”) was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the quarter ending December 30th. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
The quarter ending March 31 2023, was the Funds strongest as it generated double digit returns. As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks-driven by depositors chasing higher yields available in money market funds and the like-significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related. During the quarter, the Technology sector was the leader.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period. During the final quarter under review, the Technology sector was once again the leader.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Marathon Digital Holdings, Inc., Riot Platforms, Inc., and Marathon Digital Holdings Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were LivePerson, Inc., Unisys Corporation, and Expensify, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
48

SPDR S&P Software & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Software & Services Select Industry Index	Net Asset Value	Market Value	S&P Software & Services Select Industry Index
ONE YEAR	20.27%	20.22%	20.41%	20.27%	20.22%	20.41%
FIVE YEARS	66.57%	66.26%	68.74%	10.74%	10.70%	11.03%
TEN YEARS	286.83%	286.62%	296.77%	14.49%	14.48%	14.78%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Software & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
49

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Marathon Digital Holdings, Inc.	1.0%
nCino, Inc.	0.8
MicroStrategy, Inc. Class A	0.8
Unity Software, Inc.	0.8
Palo Alto Networks, Inc.	0.8
LiveRamp Holdings, Inc.	0.8
Riot Platforms, Inc.	0.8
Alteryx, Inc. Class A	0.7
AppLovin Corp. Class A	0.7
Ebix, Inc.	0.7
TOTAL	7.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Application Software	68.8%
Systems Software	18.9
IT Consulting & Other Services	7.3
Interactive Home Entertainment	4.4
Diversified Support Services	0.5
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
50

SPDR S&P Telecom ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Telecom Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 0.52%, and the Index was 0.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Index posted a lackluster fiscal year return that pales in comparison to that of the broader S&P 500 Index. While Telecom has shown resilience given the recent economic and global headwinds, the Index underperformed the broader index every quarter of the fiscal year. The difficult economic environment combined with high inflationary customer pressures along with the need to increase operating costs makes for a challenging business environment.
Performance was muted during the first half of the fiscal year as the economy muddled through a relatively challenging macro environment. Inflation continued to be generally well above the desired level by many Central Banks. This led to continued global monetary tightening and hawkish rhetoric with both acting as drags on the market. Additionally, geopolitical tensions continued to challenge the market with the most notable being the ongoing war in Ukraine. All of these factors contributed to rising recession fears and concerns regarding growth which both negatively weighed on the market. On a positive note, there were some signs that inflation could be cooling which slightly buoyed market spirits.
Despite the second half of the fiscal year seeing a number of challenges including relatively high inflation, a number of bank failures, rising Federal Funds rate, and continued geopolitical concerns, the market succeeded in climbing its wall of worry. It was a period marked by resiliency as the U.S. consumer continued to drive the economy despite the challenges and costs associated with higher interest rates. Economic activity was generally better than anticipated during this period and inflation showed further waning signs. Hopes grew regarding a potential halt in interest rate hikes and possibly cuts by the end of 2023. The market was also fueled by returns in the Technology sector with thoughts that AI would usher in a new productivity boom.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Arista Networks, Inc., Extreme Networks, Inc., and Calix, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Ubiquiiti Inc., Telephone and Data Systems Inc., and Lumen Technologies, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
51

SPDR S&P Telecom ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Telecom Select Industry Index	Net Asset Value	Market Value	S&P Telecom Select Industry Index
ONE YEAR	0.52%	0.45%	0.73%	0.52%	0.45%	0.73%
FIVE YEARS	13.14%	13.05%	14.43%	2.50%	2.48%	2.73%
TEN YEARS	80.31%	80.19%	82.09%	6.07%	6.07%	6.18%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Telecom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
52

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Lumen Technologies, Inc.	4.2%
Viavi Solutions, Inc.	3.8
Extreme Networks, Inc.	3.8
Frontier Communications Parent, Inc.	3.7
Lumentum Holdings, Inc.	3.7
Telephone & Data Systems, Inc.	3.6
CommScope Holding Co., Inc.	3.6
T-Mobile U.S., Inc.	3.6
Motorola Solutions, Inc.	3.5
Verizon Communications, Inc.	3.5
TOTAL	37.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Communications Equipment	58.3%
Diversified Telecommunication Services	32.8
Wireless Telecommunication Services	8.8
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
53

SPDR S&P Transportation ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Transportation Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 24.53%, and the Index was 24.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The transportation space is generally considered an indicator of economic health and while U.S. equity investors have enjoyed strong returns over the past fiscal year, with the Index outpaced the S&P 500, S&P 400 and S&P 600 with an impressive 24.83% return. The Index was positively impacted by post pandemic improvements which boded well for this industry as there has been an uptick in retail and manufacturing goods along with improvements in global economic conditions and favorable pricing.
From a macroeconomic perspective, last year was marked by Central Banks around the world lifting interest rates to combat persistent inflationary pressures. In the U.S. the Federal Funds Effective Rate moved from 1.21% in June 2022 to 5.08% at the end of June 2023. This strong increase in interest rates has impacted consumers and business alike. The Federal Reserve (the “Fed”) has committed to bring down inflation and will employ all means at its disposal to achieve this objective. The question for the U.S. economy is whether a soft landing can be achieved or will this restrictive monetary policy yield a mild recession.
At the same time, international geopolitical tensions continued particularly in Europe with the ongoing war in Ukraine. This conflict has now extended for over one year with no clear end in sight. The U.S. and its NATO allies have committed to providing assistance to Ukraine to defeat Russia and this commitment seems to be unwavering. At the same time, the U.S.-China bilateral relationship has been tested. Risks of a potential war between China and Taiwan along with bilateral trade imbalances pose medium term risk for investors, although we believe this risk will moderate over the coming months.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were XPO. Inc., SkyWest, Inc., and Joby Aviation, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Spirit Airlines, Inc., Air Transport Services Group, Inc., and Tu Simple Holdings, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
54

SPDR S&P Transportation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Transportation Select Industry Index	Net Asset Value	Market Value	S&P Transportation Select Industry Index
ONE YEAR	24.53%	24.52%	24.83%	24.53%	24.52%	24.83%
FIVE YEARS	39.63%	39.69%	41.85%	6.90%	6.91%	7.24%
TEN YEARS	175.36%	175.44%	184.39%	10.66%	10.66%	11.02%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Transportation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
55

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Joby Aviation, Inc.	2.8%
XPO, Inc.	2.6
Delta Air Lines, Inc.	2.6
Old Dominion Freight Line, Inc.	2.5
SkyWest, Inc.	2.5
JetBlue Airways Corp.	2.5
Avis Budget Group, Inc.	2.5
Southwest Airlines Co.	2.5
ArcBest Corp.	2.5
Saia, Inc.	2.4
TOTAL	25.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Passenger Airlines	29.8%
Cargo Ground Transportation	28.7
Air Freight & Logistics	17.1
Passenger Ground Transportation	8.9
Marine Transportation	8.8
Rail Transportation	6.6
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
56

SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender
Diversity Index ETF)
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI USA Gender Diversity ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. large- and mid-cap companies exhibiting certain gender diversity and diversity management characteristics. The Fund’s benchmark is the MSCI USA Gender Diversity Select Index (the “Index”).**
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 18.02% and the Index was 18.24%**. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Performance was muted during the first half of the fiscal year as the economy muddled through a relatively challenging macro environment. The Index, which consists of U.S. large cap companies, advanced almost 5% over the same period. Inflation continued to be generally well above the desired level by many Central Banks which led to continued global monetary tightening and hawkish rhetoric with both acting as drags on the market. Additionally, geopolitical tensions continued to challenge the market with the most notable being the ongoing war in Ukraine. All of these factors contributed to rising recession fears and concerns regarding growth which both negatively weighed on U.S. markets. On a positive note, there were some signs that inflation could be cooling which slightly buoyed market spirits.
The second half of the fiscal year showed more momentum as the Index advanced over 12%. Despite being beset by a number of challenges including relatively high inflation, a number of bank failures, rising Federal Funds rate, and continued geopolitical concerns, the market succeeded in climbing its wall of worry. It was a period marked by resiliency as the U.S. consumer continued to drive the economy despite the challenges and costs associated with higher interest rates. Economic activity was generally better than anticipated during this period, inflation showed further signs of waning and the U.S. Federal Reserve (the “Fed”) paused rate hikes in June.
Communication Services, led by Meta Platforms, was the top performing sector over the Reporting Period. The stock moved higher as the use of technology and artificial intelligence (AI) helped boost the firm’s revenues. Intel Corp, classified in the information technology sector, was one of the worst performing stocks in the Index. The unfavorable market conditions resulted in weak demand for semiconductor companies and earnings fell below expectations which resulted in a dividend cut. Hit hard by increasing interest rates and cost of capital, real estate was one of the worst performing sectors.
The Fund used index equity futures in order to equitize dividend receivables and cash during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Meta Platforms Inc, Netflix, Inc. and Microsoft Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Intel Corp, Salesforce, Inc. and Atlassian Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Effective December 8, 2022, the Fund's name changed from the SPDR SSGA Gender Diversity Index ETF to the SPDR MSCI USA Gender Diversity ETF.
** Effective December 8, 2022, the Fund's benchmark changed from the SSGA Gender Diversity Index to the MSCI USA Gender Diversity Select Index. The MSCI USA Gender Diversity Select Index reflects linked performance returns of both the MSCI USA Gender Diversity Select Index and the SSGA Gender Diversity Index. The Index returns are reflective of the SSGA Gender Diversity Index until 12/8/2022 and of the MSCI USA Gender Diversity Select Index effective 12/8/2022.
See accompanying notes to financial statements.
57

SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender
Diversity Index ETF)
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	MSCI USA Gender Diversity Select Index(2)	Net Asset Value(1)	Market Value(1)	MSCI USA Gender Diversity Select Index(2)
ONE YEAR	18.02%	17.84%	18.24%	18.02%	17.84%	18.24%
FIVE YEARS	38.85%	38.68%	39.78%	6.78%	6.76%	6.93%
SINCE INCEPTION(3)	89.35%	89.24%	91.60%	9.12%	9.11%	9.30%
(1)	Effective December 8, 2022, the Fund’s benchmark index changed from the SSGA Gender Diversity Index to the MSCI USA Gender Diversity Select Index. The Fund’s performance in the table above and the graph below is based on the Fund’s prior investment strategy to track a different benchmark index for the period prior to December 8, 2022.
(2)	The MSCI USA Gender Diversity Select Index reflects linked performance returns of both the MSCI USA Gender Diversity Select Index and the SSGA Gender Diversity Index. The index returns are reflective of the SSGA Gender Diversity Index from fund inception until 12/08/2022 and of the MSCI USA Gender Diversity Select Index effective 12/08/2022.
(3)	For the period March 7, 2016 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/7/16, 3/8/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI USA Gender Diversity ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
58

SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender
Diversity Index ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Amazon.com, Inc.	4.8%
Apple, Inc.	4.8
Microsoft Corp.	4.6
Accenture PLC Class A	4.5
Cisco Systems, Inc.	4.3
Meta Platforms, Inc. Class A	3.6
Intuit, Inc.	2.9
UnitedHealth Group, Inc.	2.2
ServiceNow, Inc.	2.1
Johnson & Johnson	2.1
TOTAL	35.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	27.4%
Health Care	13.4
Financials	12.4
Consumer Discretionary	10.6
Industrials	9.0
Communication Services	9.0
Consumer Staples	6.3
Energy	4.2
Materials	2.5
Utilities	2.5
Real Estate	2.5
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
59

SPDR ICE Preferred Securities ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR ICE Preferred Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of preferred securities that are non-convertible. The Fund’s benchmark is the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –0.50%, and the Index was –0.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, security misweights, compounding, lending and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Preferred stocks are less volatile than common stocks and offer a higher yield with a preference over common stock shareholders in receiving dividends. A hybrid between traditional equities and bonds, preferred stocks provide unique benefits in any market climate. Over the 12-month Reporting Period, the Fund posted negative returns in seven of the months. The net effect was relative flat, though, as the 1 year return for the Fund was –0.50%. Banks (–7.7%) contributed most to the negative performance, as it was the only negative performing industry. The best performing industry was Utilities (5.8%), followed by REITs (4.7%).
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Citigroup Capital XII Tr Pfd Secs, Southern Co 4.95% Notes, Southern Co 4.2% Notes. The top negative contributors to the Fund’s performance during the Reporting Period were: First Republic Bank Depository Shs Series N, First Republic Bank Depository Shs Series L, and First Republic Bank Depository Shs Series M.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
60

SPDR ICE Preferred Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index(2)	Net Asset Value(1)	Market Value(1)	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index(2)
ONE YEAR	(0.50)%	(0.81)%	(0.28)%	(0.50)%	(0.81)%	(0.28)%
FIVE YEARS	2.55%	2.07%	3.95%	0.50%	0.41%	0.78%
TEN YEARS	35.64%	35.57%	39.37%	3.10%	3.09%	3.38%
(1)	Effective May 1, 2021, the Fund changed its investment strategy and its benchmark index to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index. The Fund’s performance in the table above and the line graph below is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2021.
(2)	The ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index inception date is May 1, 2021. Index returns in the table above and the line graph below represent the Fund’s prior benchmark index from June 30, 2011 until May 1, 2021 and the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index from May 1, 2021 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR ICE Preferred Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
61

SPDR ICE Preferred Securities ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Citigroup Capital XIII 11.64% 10/30/2040	3.9%
AT&T, Inc. 5.35% 11/1/2066	1.9
Capital One Financial Corp. 5.00% 12/1/2024	1.8
Allstate Corp. 5.10% 10/15/2024	1.5
Duke Energy Corp. 5.75% 6/15/2024	1.5
Southern Co. 4.95% 1/30/2080	1.4
Capital One Financial Corp. 4.80% 6/1/2025	1.4
MetLife, Inc. 4.75% 3/15/2025	1.3
AT&T, Inc. 5.63% 8/1/2067	1.3
MetLife, Inc. 5.63% 7/31/2023	1.2
TOTAL	17.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	74.3%
Utilities	15.9
Real Estate	5.6
Communication Services	3.2
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
62

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 0.8%
Clearfield, Inc. (a) (b)	7,624	$ 360,996
Ubiquiti, Inc. (b)	2,818	495,264
		856,260
CONSUMER FINANCE — 1.6%
Upstart Holdings, Inc. (a) (b)	46,010	1,647,618
DIVERSIFIED CONSUMER SERVICES — 1.6%
Duolingo, Inc. (a)	11,391	1,628,230
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Avnet, Inc.	18,356	926,060
PAR Technology Corp. (a) (b)	34,400	1,132,792
		2,058,852
ENTERTAINMENT — 7.4%
Electronic Arts, Inc.	6,332	821,260
IMAX Corp. (a)	47,541	807,722
iQIYI, Inc. ADR (a)	214,299	1,144,357
Netflix, Inc. (a)	2,494	1,098,582
ROBLOX Corp. Class A (a)	24,836	1,000,891
Roku, Inc. (a)	15,183	971,105
Spotify Technology SA (a)	10,117	1,624,284
		7,468,201
FINANCIAL SERVICES — 0.9%
Toast, Inc. Class A (a) (b)	40,753	919,795
HEALTH CARE TECHNOLOGY — 6.8%
American Well Corp. Class A (a)	240,548	505,151
Definitive Healthcare Corp. (a) (b)	62,869	691,559
Doximity, Inc. Class A (a) (b)	22,126	752,726
Health Catalyst, Inc. (a)	72,333	904,162
Phreesia, Inc. (a)	25,408	787,902
Schrodinger, Inc. (a) (b)	47,700	2,381,184
Veeva Systems, Inc. Class A (a)	4,594	908,372
		6,931,056
INTERACTIVE MEDIA & SERVICES — 6.5%
JOYY, Inc. ADR	22,596	693,923
Kanzhun Ltd. ADR (a)	39,164	589,418
Meta Platforms, Inc. Class A (a)	6,828	1,959,499
Pinterest, Inc. Class A (a)	33,940	927,920
Vimeo, Inc. (a)	209,198	861,896
Yandex NV Class A (a) (c)	41,307	—
ZipRecruiter, Inc. Class A (a) (b)	48,713	865,143
ZoomInfo Technologies, Inc. (a)	26,998	685,479
		6,583,278
IT SERVICES — 11.6%
Accenture PLC Class A	2,760	851,681
Chindata Group Holdings Ltd. ADR (a)	100,300	718,148
Endava PLC ADR (a)	9,925	514,016
EPAM Systems, Inc. (a)	2,304	517,824
Fastly, Inc. Class A (a)	82,476	1,300,646
Globant SA (a)	4,508	810,178
Security Description	Shares	Value
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	243,343	$ 1,484,392
MongoDB, Inc. (a)	4,128	1,696,567
Okta, Inc. (a)	12,242	848,983
Perficient, Inc. (a)	10,840	903,297
Thoughtworks Holding, Inc. (a)	83,028	626,861
Twilio, Inc. Class A (a)	17,221	1,095,600
Vnet Group, Inc. ADR (a) (b)	152,033	440,896
		11,809,089
MEDIA — 4.2%
Magnite, Inc. (a)	70,931	968,208
Perion Network Ltd. (a) (b)	30,372	931,509
PubMatic, Inc. Class A (a)	58,636	1,071,866
Trade Desk, Inc. Class A (a)	16,422	1,268,107
		4,239,690
PROFESSIONAL SERVICES — 3.5%
Clarivate PLC (a) (b)	87,360	832,541
Concentrix Corp.	6,432	519,384
Fiverr International Ltd. (a) (b)	25,401	660,680
SS&C Technologies Holdings, Inc.	15,230	922,938
Upwork, Inc. (a)	69,932	653,165
		3,588,708
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.5%
Opendoor Technologies, Inc. (a) (b)	604,341	2,429,451
Zillow Group, Inc. Class C (a)	22,387	1,125,170
		3,554,621
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.0%
Advanced Micro Devices, Inc. (a)	11,425	1,301,422
Aehr Test Systems (a) (b)	32,316	1,333,035
Cohu, Inc. (a)	22,548	937,095
Himax Technologies, Inc. ADR (b)	110,184	743,742
KLA Corp.	2,048	993,321
Kulicke & Soffa Industries, Inc.	16,716	993,766
MaxLinear, Inc. (a)	22,424	707,702
Monolithic Power Systems, Inc.	2,004	1,082,621
Nova Ltd. (a) (b)	9,248	1,084,790
NVIDIA Corp.	4,666	1,973,811
Onto Innovation, Inc. (a)	10,297	1,199,292
Power Integrations, Inc.	10,384	983,053
SiTime Corp. (a)	7,724	911,200
Teradyne, Inc.	8,536	950,313
		15,195,163
SOFTWARE — 32.2%
Adobe, Inc. (a)	2,404	1,175,532
Amplitude, Inc. Class A (a)	63,244	695,684
AppLovin Corp. Class A (a)	75,874	1,952,238
Asana, Inc. Class A (a)	54,335	1,197,543
Braze, Inc. Class A (a)	29,557	1,294,301
Check Point Software Technologies Ltd. (a)	6,058	761,006

See accompanying notes to financial statements.
63

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	6,855	$ 1,006,794
CyberArk Software Ltd. (a)	5,791	905,307
Datadog, Inc. Class A (a)	10,546	1,037,515
Digital Turbine, Inc. (a)	47,914	444,642
DocuSign, Inc. (a)	15,933	814,017
DoubleVerify Holdings, Inc. (a)	32,216	1,253,847
Dynatrace, Inc. (a)	21,276	1,095,076
Fortinet, Inc. (a)	15,024	1,135,664
Gitlab, Inc. Class A (a) (b)	16,972	867,439
HashiCorp, Inc. Class A (a)	26,621	696,938
Jamf Holding Corp. (a)	36,348	709,513
LiveRamp Holdings, Inc. (a)	35,329	1,008,996
Monday.com Ltd. (a)	7,147	1,223,709
nCino, Inc. (a)	30,939	931,883
Olo, Inc. Class A (a)	115,227	744,366
PagerDuty, Inc. (a)	33,099	744,066
Q2 Holdings, Inc. (a)	30,011	927,340
Qualys, Inc. (a)	6,616	854,589
Rapid7, Inc. (a)	23,967	1,085,226
Samsara, Inc. Class A (a)	60,285	1,670,497
SentinelOne, Inc. Class A (a)	51,189	772,954
Smartsheet, Inc. Class A (a)	21,084	806,674
Tenable Holdings, Inc. (a)	20,614	897,740
Tyler Technologies, Inc. (a)	2,404	1,001,194
UiPath, Inc. Class A (a) (b)	60,704	1,005,865
Varonis Systems, Inc. (a)	37,025	986,716
Zscaler, Inc. (a)	6,723	983,575
		32,688,446
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Super Micro Computer, Inc. (a)	9,348	2,329,989
TOTAL COMMON STOCKS (Cost $122,970,118)		101,498,996
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	65,466	$ 65,479
State Street Navigator Securities Lending Portfolio II (f) (g)	10,188,413	10,188,413
TOTAL SHORT-TERM INVESTMENTS (Cost $10,253,892)		10,253,892
TOTAL INVESTMENTS — 110.0% (Cost $133,224,010)		111,752,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(10,137,994)
NET ASSETS — 100.0%		$ 101,614,894
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$101,498,996	$—	$ 0(a)	$101,498,996
Short-Term Investments	10,253,892	—	—	10,253,892
TOTAL INVESTMENTS	$ 111,752,888	$—	$ 0	$ 111,752,888
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.
See accompanying notes to financial statements.
64

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,667	$ 182,649	$ 5,322,998	$ 5,440,205	$37	$—	65,466	$ 65,479	$ 3,487
State Street Navigator Securities Lending Portfolio II	10,604,316	10,604,316	77,813,226	78,229,129	—	—	10,188,413	10,188,413	286,878
Total		$10,786,965	$83,136,224	$83,669,334	$37	$—		$10,253,892	$290,365
See accompanying notes to financial statements.
65

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.8%
BHP Group Ltd.	33,723	$ 1,009,923
National Australia Bank Ltd.	43,031	755,331
Rio Tinto PLC	15,607	989,221
		2,754,475
BELGIUM — 0.7%
Anheuser-Busch InBev SA	17,684	999,969
BRAZIL — 0.6%
Petroleo Brasileiro SA Preference Shares	94,154	576,361
Petroleo Brasileiro SA Preference Shares ADR	24,099	298,105
		874,466
CANADA — 0.9%
Nutrien Ltd. (a)	9,287	548,903
Royal Bank of Canada (a)	8,977	858,319
		1,407,222
CHINA — 4.0%
Alibaba Group Holding Ltd. ADR (b)	9,504	792,158
China Construction Bank Corp. Class H (b)	1,439,288	931,168
China Petroleum & Chemical Corp. Class H	1,948,147	1,141,055
Industrial & Commercial Bank of China Ltd. Class H	1,762,110	939,900
PetroChina Co. Ltd. Class H	1,960,458	1,355,905
Tencent Holdings Ltd.	22,206	939,631
		6,099,817
DENMARK — 0.6%
Vestas Wind Systems AS (b)	35,717	949,648
FINLAND — 0.6%
Sampo Oyj Class A	19,052	854,709
FRANCE — 6.7%
Air Liquide SA	7,118	1,275,135
BNP Paribas SA	17,971	1,131,679
Carrefour SA	52,966	1,002,875
Cie de Saint-Gobain	21,083	1,281,877
Engie SA	68,469	1,137,527
LVMH Moet Hennessy Louis Vuitton SE	1,341	1,262,596
Societe Generale SA	36,855	956,970
TotalEnergies SE	17,551	1,006,235
Vinci SA	9,280	1,077,042
		10,131,936
GERMANY — 5.6%
Allianz SE	5,185	1,206,038
BASF SE	20,118	976,061
Deutsche Bank AG	97,940	1,027,708
E.ON SE	96,258	1,226,604
Mercedes-Benz Group AG	15,520	1,247,404
Security Description	Shares	Value
SAP SE	10,104	$ 1,379,477
Siemens AG	8,333	1,386,788
		8,450,080
HONG KONG — 0.5%
CLP Holdings Ltd.	105,827	822,406
INDIA — 1.0%
Infosys Ltd. ADR (a)	45,933	738,143
Reliance Industries Ltd.	23,839	741,080
Reliance Industries Ltd. GDR (c)	1,423	88,653
		1,567,876
ITALY — 2.1%
Assicurazioni Generali SpA	58,513	1,188,658
UniCredit SpA	83,888	1,946,212
		3,134,870
JAPAN — 11.0%
Bridgestone Corp. (a)	23,367	952,561
Canon, Inc. (a)	37,781	990,694
Honda Motor Co. Ltd.	33,505	1,006,297
Komatsu Ltd.	43,147	1,158,567
Mitsubishi Corp.	28,180	1,351,143
Mitsubishi UFJ Financial Group, Inc.	171,848	1,266,255
Mitsui & Co. Ltd.	38,473	1,440,325
Mizuho Financial Group, Inc.	76,022	1,156,622
Nippon Steel Corp. (a)	54,618	1,135,175
Panasonic Holdings Corp.	111,464	1,352,282
Seven & i Holdings Co. Ltd.	21,384	918,032
SoftBank Group Corp.	22,456	1,052,302
Sony Group Corp.	11,396	1,022,238
Takeda Pharmaceutical Co. Ltd.	32,001	1,002,308
Toyota Motor Corp.	59,300	947,134
		16,751,935
LUXEMBOURG — 0.7%
ArcelorMittal SA	38,139	1,037,329
MEXICO — 0.7%
America Movil SAB de CV	1,043,115	1,131,275
NETHERLANDS — 0.7%
Shell PLC (d)	5,720	170,350
Shell PLC (a)(d)	27,094	815,696
		986,046
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	78,668	—
SOUTH AFRICA — 1.8%
Anglo American PLC	25,919	735,821
MTN Group Ltd.	113,449	829,642
Naspers Ltd. Class N	6,090	1,095,741
		2,661,204
SOUTH KOREA — 0.8%
Samsung Electronics Co. Ltd.	7,155	392,055

See accompanying notes to financial statements.
66

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Samsung Electronics Co. Ltd. GDR	579	$ 802,494
		1,194,549
SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria SA	180,295	1,383,208
Banco Santander SA	345,090	1,274,430
Telefonica SA	221,289	897,140
		3,554,778
SWEDEN — 0.4%
Telefonaktiebolaget LM Ericsson Class B	117,341	634,543
SWITZERLAND — 2.2%
ABB Ltd.	31,937	1,255,847
Novartis AG	10,645	1,070,866
UBS Group AG	53,368	1,079,410
		3,406,123
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,217	1,031,100
UNITED KINGDOM — 4.5%
AstraZeneca PLC	7,222	1,035,328
BAE Systems PLC	96,285	1,134,759
BP PLC	168,259	980,485
HSBC Holdings PLC	143,840	1,136,910
National Grid PLC	72,066	953,318
Tesco PLC	316,183	998,517
Vodafone Group PLC	699,230	657,569
		6,896,886
UNITED STATES — 48.4%
3M Co.	7,173	717,946
Abbott Laboratories	8,127	886,006
Accenture PLC Class A	3,017	930,986
Adobe, Inc. (b)	2,194	1,072,844
Alphabet, Inc. Class A (b)	4,174	499,628
Alphabet, Inc. Class C (b)	3,747	453,275
Amazon.com, Inc. (b)	6,607	861,288
American Express Co.	5,581	972,210
American International Group, Inc.	15,933	916,785
Amgen, Inc.	3,499	776,848
Apple, Inc.	5,615	1,089,142
AT&T, Inc.	51,886	827,582
Bank of America Corp.	25,196	722,873
Bank of New York Mellon Corp.	19,876	884,879
Baxter International, Inc.	14,741	671,600
Berkshire Hathaway, Inc. Class B (b)	3,071	1,047,211
Boeing Co. (b)	5,549	1,171,727
Booking Holdings, Inc. (b)	438	1,182,745
Carnival Corp. (b)	84,480	1,590,758
Caterpillar, Inc.	4,593	1,130,108
Chevron Corp.	5,472	861,019
Security Description	Shares	Value
Cisco Systems, Inc.	19,234	$ 995,167
Coca-Cola Co.	14,050	846,091
Colgate-Palmolive Co.	11,207	863,387
ConocoPhillips	7,882	816,654
CVS Health Corp.	8,623	596,108
Deere & Co.	2,303	933,153
Duke Energy Corp.	8,028	720,433
DuPont de Nemours, Inc.	15,094	1,078,315
eBay, Inc.	19,535	873,019
Exxon Mobil Corp.	9,054	971,041
FedEx Corp.	4,182	1,036,718
General Electric Co.	15,315	1,682,353
Gilead Sciences, Inc.	13,507	1,040,984
Goldman Sachs Group, Inc.	2,575	830,540
GSK PLC	56,246	993,109
Home Depot, Inc.	2,912	904,584
Honeywell International, Inc.	4,532	940,390
Howmet Aerospace, Inc.	24,141	1,196,428
HP, Inc.	31,036	953,116
Intel Corp.	27,921	933,678
International Business Machines Corp.	6,771	906,027
Johnson & Johnson	5,354	886,194
JPMorgan Chase & Co.	7,398	1,075,965
McDonald's Corp.	3,371	1,005,940
Medtronic PLC	9,817	864,878
Merck & Co., Inc.	10,019	1,156,092
Meta Platforms, Inc. Class A (b)	5,144	1,476,225
Microsoft Corp.	3,302	1,124,463
Mondelez International, Inc. Class A	14,312	1,043,917
Nestle SA	7,573	910,808
Netflix, Inc. (b)	3,697	1,628,492
NextEra Energy, Inc.	9,795	726,789
NIKE, Inc. Class B	7,887	870,488
NVIDIA Corp.	6,087	2,574,923
PayPal Holdings, Inc. (b)	9,050	603,906
Pfizer, Inc.	18,328	672,271
Philip Morris International, Inc.	9,023	880,825
Procter & Gamble Co.	6,304	956,569
QUALCOMM, Inc.	6,616	787,569
Raytheon Technologies Corp.	10,018	981,363
Roche Holding AG	2,603	795,753
Schlumberger NV	22,224	1,091,643
Simon Property Group, Inc. REIT	8,473	978,462
Southwest Airlines Co.	22,973	831,852
Starbucks Corp.	9,948	985,449
Tesla, Inc. (b)	2,902	759,657
Travelers Cos., Inc.	5,327	925,087
Union Pacific Corp.	3,767	770,804
United Parcel Service, Inc. Class B	4,372	783,681
UnitedHealth Group, Inc.	1,666	800,746
Verizon Communications, Inc.	20,751	771,730
Visa, Inc. Class A	4,259	1,011,427
Walmart, Inc.	6,388	1,004,066

See accompanying notes to financial statements.
67

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Walt Disney Co. (b)	7,593	$ 677,903
Wells Fargo & Co.	19,371	826,754
Williams Cos., Inc.	26,781	873,864
		73,495,310
TOTAL COMMON STOCKS (Cost $125,870,198)		150,828,552

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (f)(g)	230,562	230,562
State Street Navigator Securities Lending Portfolio II (h)(i)	1,344,508	1,344,508
TOTAL SHORT-TERM INVESTMENTS (Cost $1,575,070)		1,575,070
TOTAL INVESTMENTS — 100.4% (Cost $127,445,268)		152,403,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(548,664)
NET ASSETS — 100.0%		$ 151,854,958
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
68

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	3	09/15/2023	$320,208	$323,325	$ 3,116
E-mini S&P 500 Index (long)	3	09/15/2023	652,051	673,238	21,187
					$24,303

During the period ended June 30, 2023, average notional value related to futures contracts was $741,830.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$150,828,552	$—	$ 0(a)	$150,828,552
Short-Term Investments	1,575,070	—	—	1,575,070
TOTAL INVESTMENTS	$152,403,622	$—	$ 0	$152,403,622
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 24,303	$—	$—	$ 24,303
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 24,303	$—	$—	$ 24,303
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	19.0%
Industrials	15.3
Consumer Discretionary	12.3
Information Technology	11.4
Health Care	8.7
Communication Services	7.8
Energy	7.8
Consumer Staples	6.9
Materials	5.8
Utilities	3.7
Real Estate	0.6
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
69

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,021	$ 66,021	$ 6,551,085	$ 6,386,544	$—	$—	230,562	$ 230,562	$ 9,576
State Street Navigator Securities Lending Portfolio II	1,204,785	1,204,785	26,615,862	26,476,139	—	—	1,344,508	1,344,508	10,324
Total		$1,270,806	$33,166,947	$32,862,683	$—	$—		$1,575,070	$19,900
See accompanying notes to financial statements.
70

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	41	$ 8,000
Boeing Co. (a)	1,495	315,684
General Dynamics Corp.	2,557	550,138
HEICO Corp.	270	47,774
HEICO Corp. Class A	486	68,332
Howmet Aerospace, Inc.	3,090	153,140
Huntington Ingalls Industries, Inc.	654	148,850
L3Harris Technologies, Inc.	2,354	460,843
Lockheed Martin Corp.	13,591	6,257,025
Northrop Grumman Corp.	8,851	4,034,286
Raytheon Technologies Corp.	17,377	1,702,251
Textron, Inc.	3,486	235,758
TransDigm Group, Inc.	108	96,570
		14,078,651
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide, Inc.	25,397	2,396,207
Expeditors International of Washington, Inc.	32,717	3,963,010
FedEx Corp.	4,425	1,096,958
United Parcel Service, Inc. Class B	31,302	5,610,883
		13,067,058
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	2,520	257,267
BorgWarner, Inc.	5,310	259,712
Lear Corp.	1,484	213,028
		730,007
AUTOMOBILES — 0.7%
Ford Motor Co.	162,919	2,464,965
General Motors Co.	78,891	3,042,037
Lucid Group, Inc. (a) (b)	390	2,687
Rivian Automotive, Inc. Class A (a) (b)	5,985	99,710
Tesla, Inc. (a)	6,374	1,668,522
		7,277,921
BANKS — 4.0%
Bank of America Corp.	221,350	6,350,531
Bank of New York Mellon Corp.	17,844	794,415
Citigroup, Inc.	105,081	4,837,929
Citizens Financial Group, Inc.	20,723	540,456
Fifth Third Bancorp	20,454	536,099
First Citizens BancShares, Inc. Class A	152	195,084
First Horizon Corp.	114,658	1,292,196
Goldman Sachs Group, Inc.	7,825	2,523,876
Huntington Bancshares, Inc.	44,163	476,077
JPMorgan Chase & Co.	60,215	8,757,670
KeyCorp	38,271	353,624
M&T Bank Corp.	4,838	598,751
Morgan Stanley	21,021	1,795,193
Northern Trust Corp.	3,464	256,821
PNC Financial Services Group, Inc.	10,408	1,310,888
Security Description	Shares	Value
Regions Financial Corp.	25,598	$ 456,156
State Street Corp. (c)	7,894	577,683
Truist Financial Corp.	53,447	1,622,116
U.S. Bancorp	44,248	1,461,954
Webster Financial Corp.	5,451	205,775
Wells Fargo & Co.	105,345	4,496,125
		39,439,419
BEVERAGES — 2.6%
Brown-Forman Corp. Class B	9,280	619,718
Coca-Cola Co.	126,366	7,609,761
Constellation Brands, Inc. Class A	777	191,243
Keurig Dr Pepper, Inc.	80,541	2,518,517
Molson Coors Beverage Co. Class B	3,373	222,078
Monster Beverage Corp. (a)	22,765	1,307,622
PepsiCo, Inc.	69,863	12,940,025
		25,408,964
BIOTECHNOLOGY — 3.8%
AbbVie, Inc.	79,779	10,748,625
Alnylam Pharmaceuticals, Inc. (a)	57	10,826
Amgen, Inc.	11,686	2,594,526
Biogen, Inc. (a)	1,385	394,517
BioMarin Pharmaceutical, Inc. (a)	14,291	1,238,744
Exact Sciences Corp. (a)	394	36,997
Gilead Sciences, Inc.	65,424	5,042,228
Horizon Therapeutics PLC (a)	17,461	1,795,864
Incyte Corp. (a)	31,567	1,965,046
Moderna, Inc. (a)	5,342	649,053
Neurocrine Biosciences, Inc. (a)	9,738	918,293
Regeneron Pharmaceuticals, Inc. (a)	6,774	4,867,390
Seagen, Inc. (a)	9,766	1,879,564
United Therapeutics Corp. (a)	1,887	416,555
Vertex Pharmaceuticals, Inc. (a)	12,906	4,541,750
		37,099,978
BROADLINE RETAIL — 0.7%
Amazon.com, Inc. (a)	49,668	6,474,720
eBay, Inc.	7,371	329,410
Etsy, Inc. (a)	554	46,874
MercadoLibre, Inc. (a)	53	62,784
		6,913,788
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	784	57,060
Allegion PLC	2,963	355,619
Builders FirstSource, Inc. (a)	6,434	875,024
Carlisle Cos., Inc.	333	85,424
Carrier Global Corp.	31,709	1,576,254
Fortune Brands Innovations, Inc.	1,641	118,070
Johnson Controls International PLC	6,390	435,415
Lennox International, Inc.	238	77,605
Masco Corp.	2,122	121,760
Owens Corning	1,452	189,486

See accompanying notes to financial statements.
71

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Trane Technologies PLC	7,193	$ 1,375,733
		5,267,450
CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	4,672	1,551,851
Ares Management Corp. Class A	486	46,826
BlackRock, Inc.	5,048	3,488,875
Blackstone, Inc.	4,392	408,324
Carlyle Group, Inc. (b)	3,441	109,940
Cboe Global Markets, Inc.	18,659	2,575,129
Charles Schwab Corp.	13,307	754,241
CME Group, Inc.	10,421	1,930,907
Coinbase Global, Inc. Class A (a) (b)	1,829	130,865
FactSet Research Systems, Inc.	133	53,286
Franklin Resources, Inc.	6,274	167,579
Intercontinental Exchange, Inc.	18,513	2,093,450
Invesco Ltd.	9,946	167,192
KKR & Co., Inc.	5,031	281,736
LPL Financial Holdings, Inc.	2,701	587,278
MarketAxess Holdings, Inc.	2,095	547,675
Moody's Corp.	4,647	1,615,855
MSCI, Inc.	179	84,003
Nasdaq, Inc.	2,670	133,099
Raymond James Financial, Inc.	2,588	268,557
S&P Global, Inc.	1,748	700,756
SEI Investments Co.	4,232	252,312
T Rowe Price Group, Inc.	8,627	966,396
Tradeweb Markets, Inc. Class A	7,045	482,442
		19,398,574
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	4,940	1,479,678
Albemarle Corp.	966	215,505
Celanese Corp.	2,081	240,980
CF Industries Holdings, Inc.	26,988	1,873,507
Corteva, Inc.	32,319	1,851,879
Dow, Inc.	16,361	871,387
DuPont de Nemours, Inc.	7,474	533,942
Eastman Chemical Co.	2,172	181,840
Ecolab, Inc.	1,344	250,911
FMC Corp.	1,114	116,235
International Flavors & Fragrances, Inc.	2,750	218,872
Linde PLC	3,375	1,286,145
LyondellBasell Industries NV Class A	6,213	570,540
Mosaic Co.	10,702	374,570
PPG Industries, Inc.	2,219	329,078
RPM International, Inc.	1,004	90,089
Sherwin-Williams Co.	1,316	349,424
Westlake Corp.	514	61,408
		10,895,990
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Cintas Corp.	2,905	1,444,017
Copart, Inc. (a)	13,123	1,196,949
Security Description	Shares	Value
Republic Services, Inc.	33,688	$ 5,159,991
Rollins, Inc.	35,347	1,513,912
Waste Connections, Inc.	34,654	4,953,096
Waste Management, Inc.	30,600	5,306,652
		19,574,617
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	8,213	1,330,999
Cisco Systems, Inc.	244,063	12,627,820
F5, Inc. (a)	447	65,378
Juniper Networks, Inc.	57,607	1,804,827
Motorola Solutions, Inc.	15,777	4,627,079
		20,456,103
CONSTRUCTION & ENGINEERING — 0.0% (d)
AECOM	1,666	141,093
Quanta Services, Inc.	1,004	197,236
		338,329
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	480	221,611
Vulcan Materials Co.	875	197,260
		418,871
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	12,172	328,766
American Express Co.	5,667	987,192
Capital One Financial Corp.	13,701	1,498,478
Discover Financial Services	5,098	595,701
Synchrony Financial	14,687	498,183
		3,908,320
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
Albertsons Cos., Inc. Class A	13,738	299,763
Costco Wholesale Corp.	15,407	8,294,821
Dollar General Corp.	3,457	586,929
Dollar Tree, Inc. (a)	2,091	300,059
Kroger Co.	60,703	2,853,041
Sysco Corp.	5,305	393,631
Target Corp.	7,403	976,456
Walgreens Boots Alliance, Inc.	33,975	967,948
Walmart, Inc.	46,358	7,286,550
		21,959,198
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	148,688	1,483,906
Avery Dennison Corp.	2,740	470,732
Ball Corp.	3,577	208,217
Crown Holdings, Inc.	1,586	137,776
International Paper Co.	16,943	538,957
Packaging Corp. of America	6,677	882,433
Sealed Air Corp.	1,479	59,160
Westrock Co.	11,331	329,392
		4,110,573
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,115	188,691
LKQ Corp.	3,815	222,300

See accompanying notes to financial statements.
72

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Pool Corp.	1,529	$ 572,825
		983,816
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	1,417	95,733
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	350,012	5,582,691
Liberty Global PLC Class A (a)	5,150	86,829
Liberty Global PLC Class C (a)	19,902	353,659
Verizon Communications, Inc.	225,548	8,388,130
		14,411,309
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	8,002	419,945
American Electric Power Co., Inc.	21,971	1,849,958
Constellation Energy Corp.	3,696	338,369
Duke Energy Corp.	59,084	5,302,198
Edison International	6,303	437,743
Entergy Corp.	2,986	290,747
Evergy, Inc.	6,167	360,276
Eversource Energy	13,534	959,831
Exelon Corp.	14,845	604,785
FirstEnergy Corp.	7,427	288,762
NextEra Energy, Inc.	28,391	2,106,612
NRG Energy, Inc.	8,949	334,603
PG&E Corp. (a)	30,546	527,835
PPL Corp.	9,714	257,033
Southern Co.	60,674	4,262,349
Xcel Energy, Inc.	51,226	3,184,720
		21,525,766
ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	1,511	244,601
Eaton Corp. PLC	2,649	532,714
Emerson Electric Co.	5,182	468,401
Generac Holdings, Inc. (a)	687	102,452
Hubbell, Inc.	315	104,442
Rockwell Automation, Inc.	563	185,480
Sensata Technologies Holding PLC	1,713	77,068
		1,715,158
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	66,269	5,629,552
Arrow Electronics, Inc. (a)	12,262	1,756,286
CDW Corp.	4,851	890,158
Cognex Corp.	5,846	327,493
Corning, Inc.	35,143	1,231,411
Keysight Technologies, Inc. (a)	24,391	4,084,273
TE Connectivity Ltd.	4,712	660,434
Teledyne Technologies, Inc. (a)	2,871	1,180,297
Trimble, Inc. (a)	1,264	66,916
Zebra Technologies Corp. Class A (a)	1,709	505,573
		16,332,393
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	13,900	439,379
Security Description	Shares	Value
Halliburton Co.	7,203	$ 237,627
Schlumberger NV	9,677	475,334
		1,152,340
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc. (a)	47,420	3,997,506
Electronic Arts, Inc.	21,738	2,819,419
Liberty Media Corp.-Liberty Formula One Class C (a)	1,234	92,896
Live Nation Entertainment, Inc. (a)	410	37,355
Netflix, Inc. (a)	2,973	1,309,577
ROBLOX Corp. Class A (a)	261	10,518
Roku, Inc. (a)	419	26,799
Take-Two Interactive Software, Inc. (a)	1,059	155,842
Walt Disney Co. (a)	17,036	1,520,974
Warner Bros Discovery, Inc. (a)	101,490	1,272,685
		11,243,571
FINANCIAL SERVICES — 4.9%
Apollo Global Management, Inc.	4,201	322,679
Berkshire Hathaway, Inc. Class B (a)	30,488	10,396,408
Block, Inc. (a)	3,738	248,839
Equitable Holdings, Inc.	6,204	168,501
Fidelity National Information Services, Inc.	7,468	408,500
Fiserv, Inc. (a)	17,841	2,250,642
FleetCor Technologies, Inc. (a)	524	131,566
Global Payments, Inc.	3,885	382,750
Jack Henry & Associates, Inc.	14,674	2,455,400
Mastercard, Inc. Class A	34,805	13,688,806
PayPal Holdings, Inc. (a)	9,614	641,542
Toast, Inc. Class A (a) (b)	212	4,785
Visa, Inc. Class A	69,782	16,571,829
		47,672,247
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	12,668	957,194
Bunge Ltd.	5,717	539,399
Campbell Soup Co.	19,208	877,998
Conagra Brands, Inc.	7,403	249,629
Darling Ingredients, Inc. (a)	1,362	86,882
General Mills, Inc.	44,026	3,376,794
Hershey Co.	21,358	5,333,093
Hormel Foods Corp.	50,070	2,013,815
J M Smucker Co.	7,582	1,119,634
Kellogg Co.	47,173	3,179,460
Kraft Heinz Co.	12,426	441,123
Lamb Weston Holdings, Inc.	681	78,281
McCormick & Co., Inc.	1,564	136,428
Mondelez International, Inc. Class A	36,008	2,626,423
Tyson Foods, Inc. Class A	11,898	607,274
		21,623,427
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	1,310	152,405

See accompanying notes to financial statements.
73

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
UGI Corp.	6,778	$ 182,803
		335,208
GROUND TRANSPORTATION — 0.9%
CSX Corp.	15,860	540,826
JB Hunt Transport Services, Inc.	3,109	562,822
Knight-Swift Transportation Holdings, Inc.	5,242	291,246
Norfolk Southern Corp.	4,993	1,132,213
Old Dominion Freight Line, Inc.	5,180	1,915,305
Uber Technologies, Inc. (a)	3,544	152,994
U-Haul Holding Co.	1,540	78,032
Union Pacific Corp.	19,942	4,080,532
		8,753,970
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	21,906	2,388,192
Align Technology, Inc. (a)	428	151,358
Baxter International, Inc.	9,338	425,439
Becton Dickinson & Co.	11,796	3,114,262
Boston Scientific Corp. (a)	6,150	332,653
Contra Abiomed, Inc. (a)	36	37
Cooper Cos., Inc.	486	186,347
DENTSPLY SIRONA, Inc.	2,580	103,252
Dexcom, Inc. (a)	480	61,685
Edwards Lifesciences Corp. (a)	19,744	1,862,451
GE HealthCare Technologies, Inc.	3,850	312,774
Hologic, Inc. (a)	12,039	974,798
IDEXX Laboratories, Inc. (a)	2,852	1,432,360
Insulet Corp. (a)	33	9,515
Intuitive Surgical, Inc. (a)	783	267,739
Masimo Corp. (a)	209	34,391
Medtronic PLC	18,548	1,634,079
Novocure Ltd. (a)	26	1,079
ResMed, Inc.	4,252	929,062
STERIS PLC	600	134,988
Stryker Corp.	1,491	454,889
Teleflex, Inc.	436	105,525
Zimmer Biomet Holdings, Inc.	1,755	255,528
		15,172,403
HEALTH CARE PROVIDERS & SERVICES — 4.4%
AmerisourceBergen Corp.	12,834	2,469,647
Cardinal Health, Inc.	11,503	1,087,839
Centene Corp. (a)	17,776	1,198,991
Cigna Group	7,214	2,024,248
CVS Health Corp.	46,726	3,230,168
DaVita, Inc. (a)	1,264	126,994
Elevance Health, Inc.	5,284	2,347,628
HCA Healthcare, Inc.	2,071	628,507
Henry Schein, Inc. (a)	5,145	417,260
Humana, Inc.	3,717	1,661,982
Laboratory Corp. of America Holdings	4,357	1,051,475
McKesson Corp.	11,063	4,727,331
Molina Healthcare, Inc. (a)	4,830	1,454,989
Quest Diagnostics, Inc.	8,880	1,248,173
Security Description	Shares	Value
UnitedHealth Group, Inc.	40,538	$ 19,484,184
Universal Health Services, Inc. Class B	1,389	219,143
		43,378,559
HEALTH CARE REITs — 0.1%
Healthcare Realty Trust, Inc. REIT	4,531	85,455
Healthpeak Properties, Inc. REIT	4,380	88,038
Ventas, Inc. REIT	4,169	197,068
Welltower, Inc. REIT	3,364	272,114
		642,675
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	3,986	788,152
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	4,112	69,205
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	230	29,477
Aramark	3,430	147,661
Booking Holdings, Inc. (a)	90	243,030
Caesars Entertainment, Inc. (a)	1,571	80,074
Carnival Corp. (a)	6,712	126,387
Chipotle Mexican Grill, Inc. (a)	761	1,627,779
Darden Restaurants, Inc.	785	131,158
Domino's Pizza, Inc.	3,661	1,233,720
DoorDash, Inc. Class A (a)	466	35,612
Expedia Group, Inc. (a)	577	63,118
Hilton Worldwide Holdings, Inc.	511	74,376
Hyatt Hotels Corp. Class A	85	9,739
Las Vegas Sands Corp. (a)	1,215	70,470
Marriott International, Inc. Class A	670	123,072
McDonald's Corp.	18,156	5,417,932
MGM Resorts International	2,952	129,652
Royal Caribbean Cruises Ltd. (a)	507	52,596
Starbucks Corp.	4,427	438,539
Vail Resorts, Inc.	226	56,898
Wynn Resorts Ltd.	427	45,095
Yum! Brands, Inc.	13,993	1,938,730
		12,075,115
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	13,951	1,697,697
Garmin Ltd.	12,692	1,323,649
Lennar Corp. Class A	5,219	653,993
Mohawk Industries, Inc. (a)	1,755	181,046
NVR, Inc. (a)	142	901,788
PulteGroup, Inc.	10,888	845,780
Whirlpool Corp.	1,978	294,306
		5,898,259
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	14,836	1,487,012
Clorox Co.	800	127,232
Colgate-Palmolive Co.	17,278	1,331,097
Kimberly-Clark Corp.	9,110	1,257,727
Procter & Gamble Co.	40,307	6,116,184
		10,319,252

See accompanying notes to financial statements.
74

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	10,053	$ 208,399
Vistra Corp.	7,422	194,827
		403,226
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	30,541	3,056,849
General Electric Co.	14,750	1,620,287
Honeywell International, Inc.	24,694	5,124,005
		9,801,141
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	6,179	757,731
INSURANCE — 3.4%
Aflac, Inc.	23,917	1,669,407
Allstate Corp.	6,290	685,862
American Financial Group, Inc.	12,536	1,488,650
American International Group, Inc.	24,569	1,413,700
Aon PLC Class A	6,107	2,108,136
Arch Capital Group Ltd. (a)	4,030	301,646
Arthur J Gallagher & Co.	17,411	3,822,933
Assurant, Inc.	10,145	1,275,429
Brown & Brown, Inc.	1,529	105,256
Chubb Ltd.	8,283	1,594,975
Cincinnati Financial Corp.	2,567	249,820
Erie Indemnity Co. Class A	4,832	1,014,768
Everest Re Group Ltd.	659	225,286
Fidelity National Financial, Inc.	6,168	222,048
Globe Life, Inc.	1,443	158,182
Hartford Financial Services Group, Inc.	9,757	702,699
Loews Corp.	5,068	300,938
Markel Group, Inc. (a)	189	261,421
Marsh & McLennan Cos., Inc.	21,512	4,045,977
MetLife, Inc.	18,308	1,034,951
Principal Financial Group, Inc.	11,999	910,004
Progressive Corp.	31,528	4,173,361
Prudential Financial, Inc.	8,863	781,894
Travelers Cos., Inc.	16,826	2,922,003
W R Berkley Corp.	2,842	169,270
Willis Towers Watson PLC	5,742	1,352,241
		32,990,857
INTERACTIVE MEDIA & SERVICES — 4.5%
Alphabet, Inc. Class A (a)	98,245	11,759,927
Alphabet, Inc. Class C (a)	92,351	11,171,701
Match Group, Inc. (a)	781	32,685
Meta Platforms, Inc. Class A (a)	72,284	20,744,062
Pinterest, Inc. Class A (a)	1,142	31,222
Snap, Inc. Class A (a)	356	4,215
ZoomInfo Technologies, Inc. (a)	516	13,101
		43,756,913
IT SERVICES — 2.7%
Accenture PLC Class A	36,071	11,130,789
Akamai Technologies, Inc. (a)	18,455	1,658,551
Security Description	Shares	Value
Cloudflare, Inc. Class A (a)	104	$ 6,798
Cognizant Technology Solutions Corp. Class A	37,213	2,429,265
EPAM Systems, Inc. (a)	1,680	377,580
Gartner, Inc. (a)	1,876	657,181
GoDaddy, Inc. Class A (a)	18,567	1,394,939
International Business Machines Corp.	47,405	6,343,263
MongoDB, Inc. (a)	5	2,055
Okta, Inc. (a)	678	47,019
Snowflake, Inc. Class A (a)	256	45,051
Twilio, Inc. Class A (a)	1,840	117,061
VeriSign, Inc. (a)	8,346	1,885,946
		26,095,498
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	1,276	82,647
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	9,368	1,126,502
Avantor, Inc. (a)	4,958	101,837
Bio-Rad Laboratories, Inc. Class A (a)	432	163,780
Bio-Techne Corp.	381	31,101
Charles River Laboratories International, Inc. (a)	302	63,495
Danaher Corp.	4,476	1,074,240
Illumina, Inc. (a)	394	73,871
IQVIA Holdings, Inc. (a)	1,026	230,614
Mettler-Toledo International, Inc. (a)	69	90,503
Repligen Corp. (a)	135	19,097
Revvity, Inc.	985	117,008
Thermo Fisher Scientific, Inc.	2,929	1,528,206
Waters Corp. (a)	1,988	529,882
West Pharmaceutical Services, Inc.	2,212	846,024
		5,996,160
MACHINERY — 1.2%
Caterpillar, Inc.	4,248	1,045,220
Cummins, Inc.	5,182	1,270,419
Deere & Co.	2,472	1,001,630
Dover Corp.	1,219	179,985
Fortive Corp.	2,229	166,662
Graco, Inc.	5,585	482,265
IDEX Corp.	2,324	500,264
Illinois Tool Works, Inc.	12,678	3,171,529
Ingersoll Rand, Inc.	3,383	221,113
Nordson Corp.	1,656	410,986
Otis Worldwide Corp.	5,014	446,296
PACCAR, Inc.	6,008	502,569
Parker-Hannifin Corp.	876	341,675
Pentair PLC	1,451	93,735
Snap-on, Inc.	1,984	571,769
Stanley Black & Decker, Inc.	3,245	304,089
Toro Co.	3,555	361,366
Westinghouse Air Brake Technologies Corp.	2,188	239,958

See accompanying notes to financial statements.
75

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Xylem, Inc.	1,294	$ 145,730
		11,457,260
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	1,988	730,332
Comcast Corp. Class A	100,459	4,174,071
Fox Corp. Class A	5,533	188,122
Fox Corp. Class B	8,516	271,575
Interpublic Group of Cos., Inc.	5,523	213,077
Liberty Broadband Corp. Class C (a)	10,898	873,039
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,064	67,555
News Corp. Class A	5,670	110,565
Omnicom Group, Inc.	7,334	697,830
Paramount Global Class B	25,846	411,210
Sirius XM Holdings, Inc. (b)	7,354	33,314
Trade Desk, Inc. Class A (a)	396	30,579
		7,801,269
METALS & MINING — 0.8%
Alcoa Corp.	3,049	103,453
Cleveland-Cliffs, Inc. (a)	20,727	347,384
Freeport-McMoRan, Inc.	14,342	573,680
Newmont Corp.	80,480	3,433,277
Nucor Corp.	11,995	1,966,940
Reliance Steel & Aluminum Co.	985	267,516
Steel Dynamics, Inc.	7,635	831,681
		7,523,931
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (d)
Annaly Capital Management, Inc. REIT	10,254	205,183
MULTI-UTILITIES — 1.2%
Ameren Corp.	12,844	1,048,970
CenterPoint Energy, Inc.	5,659	164,960
CMS Energy Corp.	13,487	792,361
Consolidated Edison, Inc.	40,353	3,647,911
Dominion Energy, Inc.	27,243	1,410,915
DTE Energy Co.	8,999	990,070
NiSource, Inc.	5,529	151,218
Public Service Enterprise Group, Inc.	6,035	377,851
Sempra Energy	3,708	539,848
WEC Energy Group, Inc.	32,684	2,884,036
		12,008,140
OFFICE REITs — 0.0% (d)
Alexandria Real Estate Equities, Inc. REIT	1,996	226,526
Boston Properties, Inc. REIT	2,994	172,425
		398,951
OIL, GAS & CONSUMABLE FUELS — 3.2%
APA Corp.	2,520	86,108
Cheniere Energy, Inc.	8,454	1,288,051
Security Description	Shares	Value
Chesapeake Energy Corp. (b)	4,861	$ 406,768
Chevron Corp.	33,084	5,205,767
ConocoPhillips	45,511	4,715,395
Coterra Energy, Inc.	13,516	341,955
Devon Energy Corp.	8,436	407,796
Diamondback Energy, Inc.	1,886	247,745
EOG Resources, Inc.	6,705	767,320
EQT Corp.	5,124	210,750
Exxon Mobil Corp.	68,223	7,316,917
Hess Corp.	1,144	155,527
HF Sinclair Corp.	6,038	269,355
Kinder Morgan, Inc.	30,509	525,365
Marathon Oil Corp.	12,385	285,103
Marathon Petroleum Corp.	26,501	3,090,017
Occidental Petroleum Corp.	8,104	476,515
ONEOK, Inc.	4,481	276,567
Ovintiv, Inc.	4,211	160,313
Phillips 66	13,288	1,267,409
Pioneer Natural Resources Co.	3,175	657,797
Targa Resources Corp.	1,136	86,450
Texas Pacific Land Corp.	230	302,795
Valero Energy Corp.	13,549	1,589,298
Williams Cos., Inc.	24,986	815,293
		30,952,376
PASSENGER AIRLINES — 0.0% (d)
Delta Air Lines, Inc. (a)	1,668	79,297
Southwest Airlines Co.	1,138	41,207
		120,504
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	6,840	1,343,239
PHARMACEUTICALS — 7.5%
Bristol-Myers Squibb Co.	72,321	4,624,928
Catalent, Inc. (a)	2,286	99,121
Eli Lilly & Co.	41,122	19,285,396
Jazz Pharmaceuticals PLC (a)	532	65,952
Johnson & Johnson	117,452	19,440,655
Merck & Co., Inc.	133,288	15,380,102
Pfizer, Inc.	308,420	11,312,846
Royalty Pharma PLC Class A	2,475	76,081
Viatris, Inc.	57,808	576,924
Zoetis, Inc.	14,150	2,436,771
		73,298,776
PROFESSIONAL SERVICES — 1.3%
Automatic Data Processing, Inc.	27,526	6,049,939
Booz Allen Hamilton Holding Corp.	11,653	1,300,475
Broadridge Financial Solutions, Inc.	4,451	737,219
Clarivate PLC (a) (b)	2,152	20,509
CoStar Group, Inc. (a)	1,574	140,086
Equifax, Inc.	572	134,592
Jacobs Solutions, Inc.	1,532	182,139
Leidos Holdings, Inc.	1,573	139,179
Paychex, Inc.	12,123	1,356,200
Paylocity Holding Corp. (a)	1,104	203,721
Robert Half International, Inc.	4,448	334,579

See accompanying notes to financial statements.
76

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SS&C Technologies Holdings, Inc.	2,299	$ 139,319
TransUnion	1,099	86,085
Verisk Analytics, Inc.	10,214	2,308,670
		13,132,712
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	4,331	349,555
Zillow Group, Inc. Class C (a)	1,275	64,082
		413,637
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	1,754	62,179
AvalonBay Communities, Inc. REIT	970	183,592
Camden Property Trust REIT	499	54,326
Equity LifeStyle Properties, Inc. REIT	619	41,405
Equity Residential REIT	2,992	197,382
Essex Property Trust, Inc. REIT	451	105,669
Invitation Homes, Inc. REIT	3,331	114,587
Mid-America Apartment Communities, Inc. REIT	661	100,380
Sun Communities, Inc. REIT	951	124,068
UDR, Inc. REIT	1,390	59,714
		1,043,302
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	6,982	137,685
Realty Income Corp. REIT	6,192	370,220
Regency Centers Corp. REIT	1,381	85,304
Simon Property Group, Inc. REIT	2,286	263,987
		857,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
Advanced Micro Devices, Inc. (a)	7,545	859,451
Analog Devices, Inc.	7,048	1,373,021
Applied Materials, Inc.	32,940	4,761,148
Broadcom, Inc.	15,546	13,485,067
Enphase Energy, Inc. (a)	122	20,433
Entegris, Inc.	621	68,819
First Solar, Inc. (a)	508	96,566
Intel Corp.	103,234	3,452,145
KLA Corp.	699	339,029
Lam Research Corp.	5,537	3,559,516
Lattice Semiconductor Corp. (a)	99	9,511
Marvell Technology, Inc.	4,030	240,913
Microchip Technology, Inc.	2,469	221,198
Micron Technology, Inc.	18,103	1,142,480
Monolithic Power Systems, Inc.	1,375	742,816
NVIDIA Corp.	52,864	22,362,529
NXP Semiconductors NV	1,733	354,710
ON Semiconductor Corp. (a)	2,620	247,800
Qorvo, Inc. (a)	1,095	111,723
QUALCOMM, Inc.	48,495	5,772,845
Skyworks Solutions, Inc.	5,823	644,548
SolarEdge Technologies, Inc. (a)	151	40,626
Teradyne, Inc.	5,645	628,458
Security Description	Shares	Value
Texas Instruments, Inc.	64,772	$ 11,660,255
Wolfspeed, Inc. (a) (b)	242	13,453
		72,209,060
SOFTWARE — 6.8%
Adobe, Inc. (a)	15,019	7,344,141
ANSYS, Inc. (a)	301	99,411
Aspen Technology, Inc. (a)	1,533	256,946
Atlassian Corp. Class A (a)	27	4,531
Autodesk, Inc. (a)	6,112	1,250,576
Bentley Systems, Inc. Class B	488	26,464
Bills Holdings, Inc. (a) (b)	246	28,745
Black Knight, Inc. (a)	28,103	1,678,592
Cadence Design Systems, Inc. (a)	8,462	1,984,508
Ceridian HCM Holding, Inc. (a)	300	20,091
Crowdstrike Holdings, Inc. Class A (a)	35	5,141
Datadog, Inc. Class A (a)	44	4,329
DocuSign, Inc. (a)	40	2,044
Dropbox, Inc. Class A (a)	1,024	27,310
Dynatrace, Inc. (a)	113	5,816
Fair Isaac Corp. (a)	78	63,118
Fortinet, Inc. (a)	939	70,979
Gen Digital, Inc.	118,393	2,196,190
HubSpot, Inc. (a)	23	12,238
Intuit, Inc.	826	378,465
Microsoft Corp.	87,273	29,719,947
Oracle Corp.	53,274	6,344,401
Palantir Technologies, Inc. Class A (a)	2,344	35,934
Palo Alto Networks, Inc. (a)	165	42,159
Paycom Software, Inc.	1,529	491,176
PTC, Inc. (a)	10,145	1,443,634
Roper Technologies, Inc.	10,803	5,194,082
Salesforce, Inc. (a)	3,970	838,702
ServiceNow, Inc. (a)	219	123,071
Splunk, Inc. (a)	183	19,415
Synopsys, Inc. (a)	4,290	1,867,909
Tyler Technologies, Inc. (a)	145	60,388
UiPath, Inc. Class A (a)	419	6,943
Unity Software, Inc. (a)	354	15,371
VMware, Inc. Class A (a)	32,723	4,701,968
Workday, Inc. Class A (a)	344	77,706
Zoom Video Communications, Inc. Class A (a)	1,082	73,446
Zscaler, Inc. (a)	29	4,243
		66,520,130
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	1,995	386,910
Crown Castle, Inc. REIT	2,326	265,024
Digital Realty Trust, Inc. REIT	3,302	375,999
Equinix, Inc. REIT	303	237,534
Extra Space Storage, Inc. REIT	711	105,832
Gaming & Leisure Properties, Inc. REIT	1,726	83,642
Iron Mountain, Inc. REIT	2,403	136,539

See accompanying notes to financial statements.
77

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Public Storage REIT	6,793	$ 1,982,741
SBA Communications Corp. REIT	184	42,644
VICI Properties, Inc. REIT	10,326	324,546
Weyerhaeuser Co. REIT	10,584	354,670
		4,296,081
SPECIALTY RETAIL — 1.7%
Advance Auto Parts, Inc.	784	55,115
AutoZone, Inc. (a)	1,289	3,213,941
Bath & Body Works, Inc.	3,147	118,013
Best Buy Co., Inc.	12,573	1,030,357
Burlington Stores, Inc. (a)	490	77,121
CarMax, Inc. (a)	4,045	338,567
Chewy, Inc. Class A (a)	43	1,697
Dick's Sporting Goods, Inc.	2,678	354,005
Home Depot, Inc.	15,255	4,738,813
Lowe's Cos., Inc.	8,296	1,872,407
O'Reilly Automotive, Inc. (a)	2,386	2,279,346
Ross Stores, Inc.	2,653	297,481
TJX Cos., Inc.	6,479	549,355
Tractor Supply Co.	3,854	852,119
Ulta Beauty, Inc. (a)	2,227	1,048,015
		16,826,352
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.6%
Apple, Inc.	161,410	31,308,698
Dell Technologies, Inc. Class C	24,162	1,307,406
Hewlett Packard Enterprise Co.	36,441	612,209
HP, Inc.	20,445	627,866
NetApp, Inc.	11,648	889,907
Seagate Technology Holdings PLC	3,359	207,821
Western Digital Corp. (a)	8,332	316,033
		35,269,940
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Deckers Outdoor Corp. (a)	856	451,677
Lululemon Athletica, Inc. (a)	4,145	1,568,882
NIKE, Inc. Class B	41,364	4,565,345
VF Corp.	7,829	149,456
		6,735,360
TOBACCO — 0.2%
Altria Group, Inc.	11,597	525,344
Philip Morris International, Inc.	10,355	1,010,855
		1,536,199
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	20,251	1,194,606
Security Description	Shares	Value
Ferguson PLC	7,060	$ 1,110,609
United Rentals, Inc.	776	345,607
W.W. Grainger, Inc.	1,837	1,448,640
Watsco, Inc. (b)	1,196	456,238
		4,555,700
WATER UTILITIES — 0.0% (d)
American Water Works Co., Inc.	2,623	374,433
Essential Utilities, Inc.	1,881	75,071
		449,504
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc. (a)	38,700	5,375,430
TOTAL COMMON STOCKS (Cost $857,940,192)		978,746,774
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e) (f)	2,004,731	2,005,132
State Street Navigator Securities Lending Portfolio II (c) (g)	1,105,870	1,105,870
TOTAL SHORT-TERM INVESTMENTS (Cost $3,110,992)		3,111,002
TOTAL INVESTMENTS — 100.1% (Cost $861,051,184)		981,857,776
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(527,204)
NET ASSETS — 100.0%		$ 981,330,572
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
78

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$978,746,737	$37	$—	$978,746,774
Short-Term Investments	3,111,002	—	—	3,111,002
TOTAL INVESTMENTS	$981,857,739	$37	$—	$981,857,776

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	7,481	$ 461,204	$ 158,805	$ 143,070	$5,450	$95,294	7,894	$ 577,683	$19,485
State Street Institutional Liquid Reserves Fund, Premier Class	606,676	606,615	30,881,678	29,482,818	(363)	20	2,004,731	2,005,132	54,505
State Street Navigator Securities Lending Portfolio II	297,165	297,165	13,868,774	13,060,069	—	—	1,105,870	1,105,870	13,987
Total		$1,364,984	$44,909,257	$42,685,957	$5,087	$95,314		$3,688,685	$87,977
See accompanying notes to financial statements.
79

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 3.1%
Tesla, Inc. (a)	61,657	$ 16,139,953
BROADLINE RETAIL — 7.8%
Alibaba Group Holding Ltd. ADR (a) (b)	120,776	10,066,679
Amazon.com, Inc. (a)	123,838	16,143,522
JD.com, Inc. ADR (b)	189,167	6,456,270
PDD Holdings, Inc. ADR (a)	122,998	8,504,082
		41,170,553
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	227,655	11,778,870
ENTERTAINMENT — 2.9%
Netflix, Inc. (a)	34,557	15,222,013
GROUND TRANSPORTATION — 3.4%
Uber Technologies, Inc. (a)	416,496	17,980,132
HOTELS, RESTAURANTS & LEISURE — 5.7%
Airbnb, Inc. Class A (a)	116,804	14,969,601
Booking Holdings, Inc. (a)	5,473	14,778,906
		29,748,507
INTERACTIVE MEDIA & SERVICES — 7.9%
Alphabet, Inc. Class A (a)	118,850	14,226,345
Meta Platforms, Inc. Class A (a)	95,401	27,378,179
		41,604,524
IT SERVICES — 8.0%
International Business Machines Corp.	75,036	10,040,567
Shopify, Inc. Class A (a)	287,449	18,569,205
Snowflake, Inc. Class A (a)	76,566	13,474,085
		42,083,857
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 34.7%
Advanced Micro Devices, Inc. (a)	161,357	18,380,176
Analog Devices, Inc.	65,599	12,779,341
Applied Materials, Inc.	103,105	14,902,797
ASML Holding NV	18,461	13,379,610
Broadcom, Inc.	20,348	17,650,466
Intel Corp.	390,744	13,066,479
Lam Research Corp.	24,578	15,800,213
Micron Technology, Inc.	201,539	12,719,126
NVIDIA Corp.	64,910	27,458,228
QUALCOMM, Inc.	92,959	11,065,839
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	137,098	13,835,930
Security Description	Shares	Value
Texas Instruments, Inc.	63,344	$ 11,403,187
		182,441,392
SOFTWARE — 21.3%
Adobe, Inc. (a)	33,448	16,355,738
Intuit, Inc.	27,656	12,671,703
Microsoft Corp.	45,004	15,325,662
Oracle Corp.	138,526	16,497,061
Palo Alto Networks, Inc. (a) (b)	69,599	17,783,240
Salesforce, Inc. (a)	84,403	17,830,978
ServiceNow, Inc. (a)	28,084	15,782,365
		112,246,747
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	77,842	15,099,013
TOTAL COMMON STOCKS (Cost $431,561,915)		525,515,561
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	316,002	316,066
State Street Navigator Securities Lending Portfolio II (e) (f)	5,868,997	5,868,997
TOTAL SHORT-TERM INVESTMENTS (Cost $6,185,062)		6,185,063
TOTAL INVESTMENTS — 101.1% (Cost $437,746,977)		531,700,624
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(5,902,512)
NET ASSETS — 100.0%		$ 525,798,112
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
80

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$525,515,561	$—	$—	$525,515,561
Short-Term Investments	6,185,063	—	—	6,185,063
TOTAL INVESTMENTS	$531,700,624	$—	$—	$531,700,624

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 6,386,093	$ 6,070,023	$ (5)	$ 1	316,002	$ 316,066	$20,663
State Street Navigator Securities Lending Portfolio II	—	—	111,559,283	105,690,286	—	—	5,868,997	5,868,997	6,733
Total		$—	$117,945,376	$ 111,760,309	$ (5)	$ 1		$6,185,063	$27,396
See accompanying notes to financial statements.
81

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	2,696	$ 526,044
Boeing Co. (a)	21,681	4,578,160
General Dynamics Corp.	8,583	1,846,632
Howmet Aerospace, Inc.	14,707	728,879
Huntington Ingalls Industries, Inc.	1,528	347,773
L3Harris Technologies, Inc.	7,257	1,420,703
Lockheed Martin Corp.	8,712	4,010,831
Northrop Grumman Corp.	5,566	2,536,983
Raytheon Technologies Corp.	56,246	5,509,858
Textron, Inc.	7,973	539,214
TransDigm Group, Inc.	1,991	1,780,292
		23,825,369
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	4,479	422,594
Expeditors International of Washington, Inc.	6,066	734,774
FedEx Corp.	9,144	2,266,798
United Parcel Service, Inc. Class B	27,928	5,006,094
		8,430,260
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	10,496	1,071,537
BorgWarner, Inc.	9,029	441,608
		1,513,145
AUTOMOBILES — 2.3%
Ford Motor Co.	151,015	2,284,857
General Motors Co.	54,234	2,091,263
Tesla, Inc. (a)	103,464	27,083,771
		31,459,891
BANKS — 3.9%
Bank of America Corp.	267,367	7,670,759
Bank of New York Mellon Corp.	28,163	1,253,817
Citigroup, Inc.	74,000	3,406,960
Citizens Financial Group, Inc.	18,690	487,435
Comerica, Inc.	5,037	213,367
Fifth Third Bancorp	25,955	680,281
Goldman Sachs Group, Inc.	12,793	4,126,254
Huntington Bancshares, Inc.	55,661	600,026
JPMorgan Chase & Co.	112,811	16,407,232
KeyCorp	35,881	331,541
M&T Bank Corp.	6,591	815,702
Morgan Stanley	50,459	4,309,199
Northern Trust Corp.	8,002	593,268
PNC Financial Services Group, Inc.	15,392	1,938,622
Regions Financial Corp.	36,316	647,151
State Street Corp. (b)	12,860	941,095
Truist Financial Corp.	50,772	1,540,930
U.S. Bancorp	53,451	1,766,021
Wells Fargo & Co.	144,397	6,162,864
Security Description	Shares	Value
Zions Bancorp NA	5,672	$ 152,350
		54,044,874
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	6,808	454,638
Coca-Cola Co.	149,818	9,022,040
Constellation Brands, Inc. Class A	6,196	1,525,022
Keurig Dr Pepper, Inc.	32,267	1,008,989
Molson Coors Beverage Co. Class B	7,222	475,496
Monster Beverage Corp. (a)	29,331	1,684,773
PepsiCo, Inc.	53,012	9,818,883
		23,989,841
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	68,064	9,170,263
Amgen, Inc.	20,427	4,535,202
Biogen, Inc. (a)	5,529	1,574,936
Gilead Sciences, Inc.	47,885	3,690,497
Incyte Corp. (a)	7,179	446,893
Moderna, Inc. (a)	12,604	1,531,386
Regeneron Pharmaceuticals, Inc. (a)	4,120	2,960,385
Vertex Pharmaceuticals, Inc. (a)	9,921	3,491,299
		27,400,861
BROADLINE RETAIL — 3.3%
Amazon.com, Inc. (a)	343,526	44,782,049
eBay, Inc.	21,239	949,171
Etsy, Inc. (a)	4,832	408,836
		46,140,056
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	5,124	372,925
Allegion PLC	3,505	420,670
Carrier Global Corp.	31,910	1,586,246
Johnson Controls International PLC	26,269	1,789,970
Masco Corp.	8,599	493,411
Trane Technologies PLC	8,921	1,706,230
		6,369,452
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	4,066	1,350,563
BlackRock, Inc.	5,733	3,962,306
Cboe Global Markets, Inc.	4,018	554,524
Charles Schwab Corp.	57,200	3,242,096
CME Group, Inc.	13,898	2,575,160
FactSet Research Systems, Inc.	1,460	584,949
Franklin Resources, Inc.	10,830	289,269
Intercontinental Exchange, Inc.	21,321	2,410,979
Invesco Ltd.	17,325	291,233
MarketAxess Holdings, Inc.	1,453	379,843
Moody's Corp.	6,082	2,114,833
MSCI, Inc.	3,098	1,453,860
Nasdaq, Inc.	12,866	641,370
Raymond James Financial, Inc.	7,339	761,568
S&P Global, Inc.	12,747	5,110,145

See accompanying notes to financial statements.
82

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
T Rowe Price Group, Inc.	8,585	$ 961,692
		26,684,390
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	8,583	2,570,866
Albemarle Corp.	4,465	996,097
Celanese Corp.	3,806	440,735
CF Industries Holdings, Inc.	7,624	529,258
Corteva, Inc.	27,230	1,560,279
Dow, Inc.	26,855	1,430,297
DuPont de Nemours, Inc.	17,569	1,255,129
Eastman Chemical Co.	4,863	407,130
Ecolab, Inc.	9,466	1,767,207
FMC Corp.	4,935	514,918
International Flavors & Fragrances, Inc.	9,709	772,739
Linde PLC	18,970	7,229,088
LyondellBasell Industries NV Class A	9,825	902,230
Mosaic Co.	13,130	459,550
PPG Industries, Inc.	9,002	1,334,997
Sherwin-Williams Co.	9,000	2,389,680
		24,560,200
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,277	1,628,931
Copart, Inc. (a)	16,337	1,490,098
Republic Services, Inc.	7,914	1,212,187
Rollins, Inc.	8,830	378,189
Waste Management, Inc.	14,283	2,476,958
		7,186,363
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	9,558	1,548,970
Cisco Systems, Inc.	157,377	8,142,686
F5, Inc. (a)	2,273	332,449
Juniper Networks, Inc.	12,486	391,186
Motorola Solutions, Inc.	6,397	1,876,112
		12,291,403
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,448	1,070,260
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	2,393	1,104,824
Vulcan Materials Co.	5,034	1,134,865
		2,239,689
CONSUMER FINANCE — 0.5%
American Express Co.	22,878	3,985,347
Capital One Financial Corp.	14,525	1,588,599
Discover Financial Services	9,788	1,143,728
Synchrony Financial	17,215	583,933
		7,301,607
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Costco Wholesale Corp.	17,079	9,194,992
Dollar General Corp.	8,601	1,460,278
Dollar Tree, Inc. (a)	8,087	1,160,484
Security Description	Shares	Value
Kroger Co.	24,841	$ 1,167,527
Sysco Corp.	19,293	1,431,541
Target Corp.	17,556	2,315,636
Walgreens Boots Alliance, Inc.	27,094	771,908
Walmart, Inc.	54,103	8,503,910
		26,006,276
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	58,340	582,233
Avery Dennison Corp.	3,139	539,280
Ball Corp.	12,474	726,112
International Paper Co.	13,718	436,370
Packaging Corp. of America	3,633	480,137
Sealed Air Corp.	5,686	227,440
Westrock Co.	10,019	291,252
		3,282,824
DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,415	916,380
LKQ Corp.	9,674	563,704
Pool Corp.	1,545	578,819
		2,058,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	274,790	4,382,900
Verizon Communications, Inc.	161,787	6,016,859
		10,399,759
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	9,365	491,475
American Electric Power Co., Inc.	19,551	1,646,194
Constellation Energy Corp.	12,472	1,141,812
Duke Energy Corp.	29,382	2,636,741
Edison International	14,539	1,009,733
Entergy Corp.	7,767	756,273
Evergy, Inc.	8,653	505,508
Eversource Energy	13,218	937,421
Exelon Corp.	37,762	1,538,424
FirstEnergy Corp.	20,610	801,317
NextEra Energy, Inc.	77,870	5,777,954
NRG Energy, Inc.	9,206	344,212
PG&E Corp. (a)	61,365	1,060,387
Pinnacle West Capital Corp.	4,367	355,736
PPL Corp.	28,097	743,447
Southern Co.	41,530	2,917,482
Xcel Energy, Inc.	20,751	1,290,090
		23,954,206
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	8,766	1,419,040
Eaton Corp. PLC	15,170	3,050,687
Emerson Electric Co.	21,930	1,982,253
Generac Holdings, Inc. (a)	2,378	354,631
Rockwell Automation, Inc.	4,398	1,448,921
		8,255,532

See accompanying notes to financial statements.
83

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	22,637	$ 1,923,013
CDW Corp.	5,208	955,668
Corning, Inc.	28,975	1,015,284
Keysight Technologies, Inc. (a)	6,897	1,154,903
TE Connectivity Ltd.	12,124	1,699,300
Teledyne Technologies, Inc. (a)	1,832	753,154
Trimble, Inc. (a)	9,393	497,265
Zebra Technologies Corp. Class A (a)	2,005	593,139
		8,591,726
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	38,505	1,217,143
Halliburton Co.	34,964	1,153,462
Schlumberger NV	54,134	2,659,062
		5,029,667
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc. (a)	27,409	2,310,579
Electronic Arts, Inc.	10,019	1,299,464
Live Nation Entertainment, Inc. (a)	5,412	493,087
Netflix, Inc. (a)	17,104	7,534,141
Take-Two Interactive Software, Inc. (a)	5,974	879,134
Walt Disney Co. (a)	70,352	6,281,026
Warner Bros Discovery, Inc. (a)	84,131	1,055,003
		19,852,434
FINANCIAL SERVICES — 4.4%
Berkshire Hathaway, Inc. Class B (a)	68,639	23,405,899
Fidelity National Information Services, Inc.	22,635	1,238,135
Fiserv, Inc. (a)	23,774	2,999,090
FleetCor Technologies, Inc. (a)	2,851	715,829
Global Payments, Inc.	10,320	1,016,726
Jack Henry & Associates, Inc.	2,810	470,197
Mastercard, Inc. Class A	32,192	12,661,114
PayPal Holdings, Inc. (a)	43,504	2,903,022
Visa, Inc. Class A	62,521	14,847,487
		60,257,499
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	20,932	1,581,622
Bunge Ltd.	5,816	548,740
Campbell Soup Co.	7,668	350,504
Conagra Brands, Inc.	18,119	610,973
General Mills, Inc.	22,641	1,736,565
Hershey Co.	5,664	1,414,301
Hormel Foods Corp.	11,037	443,908
J M Smucker Co.	4,092	604,266
Kellogg Co.	9,639	649,668
Kraft Heinz Co.	30,308	1,075,934
Lamb Weston Holdings, Inc.	5,449	626,362
McCormick & Co., Inc.	9,548	832,872
Security Description	Shares	Value
Mondelez International, Inc. Class A	52,326	$ 3,816,658
Tyson Foods, Inc. Class A	11,217	572,516
		14,864,889
GAS UTILITIES — 0.1%
Atmos Energy Corp.	5,373	625,095
GROUND TRANSPORTATION — 0.8%
CSX Corp.	78,228	2,667,575
JB Hunt Transport Services, Inc.	3,202	579,658
Norfolk Southern Corp.	8,832	2,002,744
Old Dominion Freight Line, Inc.	3,449	1,275,268
Union Pacific Corp.	23,475	4,803,454
		11,328,699
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	67,099	7,315,133
Align Technology, Inc. (a)	2,797	989,131
Baxter International, Inc.	19,238	876,483
Becton Dickinson & Co.	10,861	2,867,413
Boston Scientific Corp. (a)	54,651	2,956,073
Contra Abiomed, Inc. (a)	3	3
Cooper Cos., Inc.	1,933	741,170
DENTSPLY SIRONA, Inc.	8,406	336,408
Dexcom, Inc. (a)	14,727	1,892,567
Edwards Lifesciences Corp. (a)	23,582	2,224,490
GE HealthCare Technologies, Inc.	15,057	1,223,231
Hologic, Inc. (a)	9,759	790,186
IDEXX Laboratories, Inc. (a)	3,159	1,586,545
Insulet Corp. (a)	2,678	772,174
Intuitive Surgical, Inc. (a)	13,473	4,606,958
Medtronic PLC	51,030	4,495,743
ResMed, Inc.	5,644	1,233,214
STERIS PLC	3,836	863,023
Stryker Corp.	12,903	3,936,576
Teleflex, Inc.	1,813	438,800
Zimmer Biomet Holdings, Inc.	8,015	1,166,984
		41,312,305
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	6,183	1,189,795
Cardinal Health, Inc.	9,998	945,511
Centene Corp. (a)	21,606	1,457,325
Cigna Group	11,459	3,215,395
CVS Health Corp.	49,254	3,404,929
DaVita, Inc. (a)	2,324	233,492
Elevance Health, Inc.	9,158	4,068,808
HCA Healthcare, Inc.	7,930	2,406,596
Henry Schein, Inc. (a)	5,311	430,722
Humana, Inc.	4,872	2,178,417
Laboratory Corp. of America Holdings	3,371	813,524
McKesson Corp.	5,258	2,246,796
Molina Healthcare, Inc. (a)	2,224	669,958
Quest Diagnostics, Inc.	4,357	612,420
UnitedHealth Group, Inc.	35,941	17,274,682

See accompanying notes to financial statements.
84

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Universal Health Services, Inc. Class B	2,446	$ 385,905
		41,534,275
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	20,337	408,773
Ventas, Inc. REIT	15,251	720,915
Welltower, Inc. REIT	19,129	1,547,345
		2,677,033
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	26,670	448,856
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	1,416	3,823,667
Caesars Entertainment, Inc. (a)	8,094	412,551
Carnival Corp. (a)	38,340	721,942
Chipotle Mexican Grill, Inc. (a)	1,062	2,271,618
Darden Restaurants, Inc.	4,665	779,428
Domino's Pizza, Inc.	1,369	461,339
Expedia Group, Inc. (a)	5,778	632,056
Hilton Worldwide Holdings, Inc.	10,458	1,522,162
Las Vegas Sands Corp. (a)	12,494	724,652
Marriott International, Inc. Class A	10,268	1,886,129
McDonald's Corp.	28,197	8,414,267
MGM Resorts International	12,390	544,169
Norwegian Cruise Line Holdings Ltd. (a)	16,369	356,353
Royal Caribbean Cruises Ltd. (a)	8,404	871,831
Starbucks Corp.	44,021	4,360,720
Wynn Resorts Ltd.	3,956	417,793
Yum! Brands, Inc.	10,869	1,505,900
		29,706,577
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	11,953	1,454,560
Garmin Ltd.	5,730	597,582
Lennar Corp. Class A	9,852	1,234,554
Mohawk Industries, Inc. (a)	2,160	222,826
Newell Brands, Inc.	14,260	124,062
NVR, Inc. (a)	113	717,620
PulteGroup, Inc.	8,688	674,884
Whirlpool Corp.	2,226	331,206
		5,357,294
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	9,365	938,654
Clorox Co.	4,724	751,305
Colgate-Palmolive Co.	32,158	2,477,452
Kimberly-Clark Corp.	12,859	1,775,314
Procter & Gamble Co.	90,764	13,772,529
		19,715,254
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	25,237	523,163
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	21,192	2,121,107
Security Description	Shares	Value
General Electric Co.	42,005	$ 4,614,249
Honeywell International, Inc.	25,819	5,357,443
		12,092,799
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	35,308	4,329,820
INSURANCE — 2.1%
Aflac, Inc.	21,905	1,528,969
Allstate Corp.	10,118	1,103,267
American International Group, Inc.	28,357	1,631,662
Aon PLC Class A	7,898	2,726,390
Arch Capital Group Ltd. (a)	14,115	1,056,508
Arthur J Gallagher & Co.	8,050	1,767,538
Assurant, Inc.	2,005	252,069
Brown & Brown, Inc.	8,830	607,857
Chubb Ltd.	15,921	3,065,748
Cincinnati Financial Corp.	6,064	590,148
Everest Re Group Ltd.	1,639	560,309
Globe Life, Inc.	3,639	398,907
Hartford Financial Services Group, Inc.	12,252	882,389
Lincoln National Corp.	6,277	161,695
Loews Corp.	7,633	453,248
Marsh & McLennan Cos., Inc.	19,064	3,585,557
MetLife, Inc.	25,097	1,418,733
Principal Financial Group, Inc.	8,678	658,139
Progressive Corp.	22,321	2,954,631
Prudential Financial, Inc.	14,214	1,253,959
Travelers Cos., Inc.	8,942	1,552,868
W R Berkley Corp.	7,905	470,822
Willis Towers Watson PLC	4,226	995,223
		29,676,636
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A (a)	228,684	27,373,475
Alphabet, Inc. Class C (a)	196,667	23,790,807
Match Group, Inc. (a)	10,642	445,368
Meta Platforms, Inc. Class A (a)	85,147	24,435,486
		76,045,136
IT SERVICES — 1.2%
Accenture PLC Class A	24,255	7,484,608
Akamai Technologies, Inc. (a)	6,216	558,632
Cognizant Technology Solutions Corp. Class A	19,794	1,292,152
DXC Technology Co. (a)	9,674	258,489
EPAM Systems, Inc. (a)	2,187	491,528
Gartner, Inc. (a)	3,061	1,072,299
International Business Machines Corp.	34,622	4,632,770
VeriSign, Inc. (a)	3,513	793,833
		16,584,311
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	4,884	316,337

See accompanying notes to financial statements.
85

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	11,428	$ 1,374,217
Bio-Rad Laboratories, Inc. Class A (a)	818	310,120
Bio-Techne Corp.	5,832	476,066
Charles River Laboratories International, Inc. (a)	1,946	409,146
Danaher Corp.	25,557	6,133,680
Illumina, Inc. (a)	5,997	1,124,378
IQVIA Holdings, Inc. (a)	7,075	1,590,248
Mettler-Toledo International, Inc. (a)	842	1,104,401
Revvity, Inc.	4,774	567,103
Thermo Fisher Scientific, Inc.	14,861	7,753,727
Waters Corp. (a)	2,261	602,647
West Pharmaceutical Services, Inc.	2,831	1,082,773
		22,528,506
MACHINERY — 1.8%
Caterpillar, Inc.	20,068	4,937,732
Cummins, Inc.	5,420	1,328,767
Deere & Co.	10,380	4,205,872
Dover Corp.	5,380	794,357
Fortive Corp.	13,702	1,024,499
IDEX Corp.	2,885	621,025
Illinois Tool Works, Inc.	10,737	2,685,968
Ingersoll Rand, Inc.	15,465	1,010,792
Nordson Corp.	2,044	507,280
Otis Worldwide Corp.	16,052	1,428,789
PACCAR, Inc.	19,837	1,659,365
Parker-Hannifin Corp.	4,902	1,911,976
Pentair PLC	6,304	407,238
Snap-on, Inc.	2,017	581,279
Stanley Black & Decker, Inc.	5,683	532,554
Westinghouse Air Brake Technologies Corp.	6,952	762,426
Xylem, Inc.	9,174	1,033,176
		25,433,095
MEDIA — 0.8%
Charter Communications, Inc. Class A (a)	4,104	1,507,686
Comcast Corp. Class A	161,336	6,703,511
Fox Corp. Class A	10,350	351,900
Fox Corp. Class B	5,649	180,147
Interpublic Group of Cos., Inc.	14,885	574,263
News Corp. Class A	14,895	290,453
News Corp. Class B	4,699	92,664
Omnicom Group, Inc.	8,055	766,433
Paramount Global Class B	19,227	305,902
		10,772,959
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	54,533	2,181,320
Newmont Corp.	30,368	1,295,499
Nucor Corp.	9,780	1,603,724
Security Description	Shares	Value
Steel Dynamics, Inc.	6,400	$ 697,152
		5,777,695
MULTI-UTILITIES — 0.7%
Ameren Corp.	9,864	805,593
CenterPoint Energy, Inc.	24,213	705,809
CMS Energy Corp.	11,037	648,424
Consolidated Edison, Inc.	13,557	1,225,553
Dominion Energy, Inc.	31,898	1,651,997
DTE Energy Co.	7,394	813,488
NiSource, Inc.	15,501	423,952
Public Service Enterprise Group, Inc.	19,128	1,197,604
Sempra Energy	11,984	1,744,751
WEC Energy Group, Inc.	12,005	1,059,321
		10,276,492
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	6,160	699,098
Boston Properties, Inc. REIT	5,322	306,494
		1,005,592
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	75,506	1,300,213
Marathon Petroleum Corp.	16,337	1,904,894
ONEOK, Inc.	17,095	1,055,104
Phillips 66	18,038	1,720,465
Targa Resources Corp.	8,632	656,895
Valero Energy Corp.	13,917	1,632,464
Williams Cos., Inc.	46,459	1,515,957
		9,785,992
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,775	253,935
American Airlines Group, Inc. (a)	24,241	434,884
Delta Air Lines, Inc. (a)	24,567	1,167,915
Southwest Airlines Co.	22,473	813,747
United Airlines Holdings, Inc. (a)	12,497	685,710
		3,356,191
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	8,822	1,732,464
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	80,835	5,169,398
Catalent, Inc. (a)	6,900	299,184
Eli Lilly & Co.	30,348	14,232,605
Johnson & Johnson	99,995	16,551,173
Merck & Co., Inc.	97,576	11,259,295
Organon & Co.	9,709	202,044
Pfizer, Inc.	216,117	7,927,172
Viatris, Inc.	45,691	455,996
Zoetis, Inc.	17,806	3,066,371
		59,163,238
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	15,829	3,479,056

See accompanying notes to financial statements.
86

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	4,463	$ 739,207
CoStar Group, Inc. (a)	15,523	1,381,547
Equifax, Inc.	4,628	1,088,968
Jacobs Solutions, Inc.	4,957	589,338
Leidos Holdings, Inc.	5,429	480,358
Paychex, Inc.	12,236	1,368,841
Robert Half International, Inc.	4,159	312,840
Verisk Analytics, Inc.	5,556	1,255,823
		10,695,978
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,173	982,483
RESIDENTIAL REITs — 0.4%
AvalonBay Communities, Inc. REIT	5,350	1,012,595
Camden Property Trust REIT	4,038	439,617
Equity Residential REIT	12,942	853,784
Essex Property Trust, Inc. REIT	2,477	580,361
Invitation Homes, Inc. REIT	22,091	759,930
Mid-America Apartment Communities, Inc. REIT	4,462	677,599
UDR, Inc. REIT	11,527	495,200
		4,819,086
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,798	270,763
Kimco Realty Corp. REIT	23,585	465,096
Realty Income Corp. REIT	25,896	1,548,322
Regency Centers Corp. REIT	6,008	371,114
Simon Property Group, Inc. REIT	12,498	1,443,269
		4,098,564
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.6%
Advanced Micro Devices, Inc. (a)	62,129	7,077,114
Analog Devices, Inc.	19,674	3,832,692
Applied Materials, Inc.	32,404	4,683,674
Broadcom, Inc.	16,089	13,956,081
Enphase Energy, Inc. (a)	5,159	864,029
First Solar, Inc. (a)	3,803	722,912
Intel Corp.	159,478	5,332,944
KLA Corp.	5,274	2,557,996
Lam Research Corp.	5,255	3,378,229
Microchip Technology, Inc.	21,132	1,893,216
Micron Technology, Inc.	42,154	2,660,339
Monolithic Power Systems, Inc.	1,738	938,920
NVIDIA Corp.	95,196	40,269,812
NXP Semiconductors NV	9,987	2,044,139
ON Semiconductor Corp. (a)	16,452	1,556,030
Qorvo, Inc. (a)	4,126	420,976
QUALCOMM, Inc.	42,973	5,115,506
Skyworks Solutions, Inc.	6,268	693,805
SolarEdge Technologies, Inc. (a)	2,150	578,458
Teradyne, Inc.	5,934	660,632
Security Description	Shares	Value
Texas Instruments, Inc.	34,839	$ 6,271,717
		105,509,221
SOFTWARE — 10.5%
Adobe, Inc. (a)	17,556	8,584,708
ANSYS, Inc. (a)	3,293	1,087,579
Autodesk, Inc. (a)	8,290	1,696,217
Cadence Design Systems, Inc. (a)	10,472	2,455,893
Ceridian HCM Holding, Inc. (a)	5,832	390,569
Fair Isaac Corp. (a)	973	787,361
Fortinet, Inc. (a)	24,723	1,868,812
Gen Digital, Inc.	21,897	406,189
Intuit, Inc.	10,814	4,954,867
Microsoft Corp.	286,151	97,445,862
Oracle Corp.	58,840	7,007,256
Paycom Software, Inc.	1,903	611,320
PTC, Inc. (a)	4,038	574,607
Roper Technologies, Inc.	4,076	1,959,741
Salesforce, Inc. (a)	37,698	7,964,080
ServiceNow, Inc. (a)	7,831	4,400,787
Synopsys, Inc. (a)	5,808	2,528,861
Tyler Technologies, Inc. (a)	1,584	659,688
		145,384,397
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	17,885	3,468,617
Crown Castle, Inc. REIT	16,493	1,879,212
Digital Realty Trust, Inc. REIT	10,947	1,246,535
Equinix, Inc. REIT	3,607	2,827,672
Extra Space Storage, Inc. REIT	5,115	761,368
Iron Mountain, Inc. REIT	11,021	626,213
Public Storage REIT	6,000	1,751,280
SBA Communications Corp. REIT	4,201	973,624
VICI Properties, Inc. REIT	38,966	1,224,701
Weyerhaeuser Co. REIT	28,271	947,361
		15,706,583
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	2,351	165,275
AutoZone, Inc. (a)	730	1,820,153
Bath & Body Works, Inc.	8,679	325,462
Best Buy Co., Inc.	7,645	626,508
CarMax, Inc. (a)	6,195	518,521
Home Depot, Inc.	38,993	12,112,786
Lowe's Cos., Inc.	23,208	5,238,046
O'Reilly Automotive, Inc. (a)	2,384	2,277,435
Ross Stores, Inc.	13,253	1,486,059
TJX Cos., Inc.	44,607	3,782,228
Tractor Supply Co.	4,230	935,253
Ulta Beauty, Inc. (a)	1,942	913,895
		30,201,621
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.2%
Apple, Inc.	569,003	110,369,512
Hewlett Packard Enterprise Co.	49,356	829,181
HP, Inc.	34,613	1,062,965

See accompanying notes to financial statements.
87

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
NetApp, Inc.	8,474	$ 647,414
Seagate Technology Holdings PLC	7,589	469,531
Western Digital Corp. (a)	12,107	459,218
		113,837,821
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	47,730	5,267,960
Ralph Lauren Corp.	1,729	213,186
Tapestry, Inc.	9,200	393,760
VF Corp.	12,269	234,215
		6,109,121
TOBACCO — 0.6%
Altria Group, Inc.	68,713	3,112,699
Philip Morris International, Inc.	59,434	5,801,947
		8,914,646
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	21,737	1,282,266
United Rentals, Inc.	2,701	1,202,944
W.W. Grainger, Inc.	1,754	1,383,187
		3,868,397
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,368	1,051,782
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc. (a)	22,149	3,076,496
TOTAL COMMON STOCKS (Cost $1,219,565,543)		1,383,423,386
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e) (Cost $1,697,334)	1,697,127	$ 1,697,466
TOTAL INVESTMENTS — 99.9% (Cost $1,221,262,877)		1,385,120,852
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		814,686
NET ASSETS — 100.0%		$ 1,385,935,538
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
88

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	09/15/2023	$2,169,762	$2,244,125	$74,363

During the period ended June 30, 2023, average notional value related to futures contracts was $2,014,490.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,383,423,383	$ 3	$—	$1,383,423,386
Short-Term Investment	1,697,466	—	—	1,697,466
TOTAL INVESTMENTS	$1,385,120,849	$ 3	$—	$1,385,120,852
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 74,363	$—	$—	$ 74,363
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 74,363	$—	$—	$ 74,363

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	13,655	$ 841,831	$ 250,391	$ 300,887	$ 719	$149,041	12,860	$ 941,095	$ 34,594
State Street Institutional Liquid Reserves Fund, Premier Class	2,455,547	2,455,302	29,658,502	30,417,167	685	144	1,697,127	1,697,466	76,875
State Street Navigator Securities Lending Portfolio II	2,313	2,313	6,230,996	6,233,309	—	—	—	—	2,666
Total		$3,299,446	$36,139,889	$36,951,363	$1,404	$149,185		$2,638,561	$114,135
See accompanying notes to financial statements.
89

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 45.4%
Affiliated Managers Group, Inc.	15,167	$ 2,273,382
Ameriprise Financial, Inc.	7,161	2,378,598
Ares Management Corp. Class A	24,328	2,344,003
Artisan Partners Asset Management, Inc. Class A (a)	62,170	2,443,903
AssetMark Financial Holdings, Inc. (b)	31,198	925,333
Avantax, Inc. (b)	93,183	2,085,435
Bank of New York Mellon Corp.	50,415	2,244,476
BlackRock, Inc.	3,265	2,256,572
Blackstone, Inc.	25,471	2,368,039
Blue Owl Capital, Inc.	199,970	2,329,650
Brightsphere Investment Group, Inc.	28,920	605,874
Carlyle Group, Inc.	74,643	2,384,844
Cohen & Steers, Inc.	37,380	2,167,666
Diamond Hill Investment Group, Inc.	2,784	476,899
Federated Hermes, Inc.	59,378	2,128,701
Focus Financial Partners, Inc. Class A (b)	42,868	2,250,999
Franklin Resources, Inc.	85,009	2,270,590
Hamilton Lane, Inc. Class A	29,754	2,379,725
Invesco Ltd.	138,891	2,334,758
Janus Henderson Group PLC	79,580	2,168,555
KKR & Co., Inc.	40,646	2,276,176
Northern Trust Corp.	29,921	2,218,343
P10, Inc. Class A	42,569	481,030
SEI Investments Co.	38,071	2,269,793
State Street Corp. (c)	30,384	2,223,501
StepStone Group, Inc. Class A	65,891	1,634,756
T Rowe Price Group, Inc.	19,577	2,193,015
TPG, Inc.	77,696	2,273,385
Victory Capital Holdings, Inc. Class A	69,140	2,180,675
Virtus Investment Partners, Inc.	10,645	2,102,068
WisdomTree, Inc. (a)	278,828	1,912,760
		62,583,504
FINANCIAL EXCHANGES & DATA — 22.2%
Cboe Global Markets, Inc.	16,154	2,229,414
CME Group, Inc.	12,092	2,240,527
Coinbase Global, Inc. Class A (b)	42,114	3,013,257
Donnelley Financial Solutions, Inc. (b)	40,295	1,834,631
FactSet Research Systems, Inc.	5,662	2,268,480
Intercontinental Exchange, Inc.	20,380	2,304,570
MarketAxess Holdings, Inc.	8,088	2,114,365
Moody's Corp.	6,640	2,308,861
Morningstar, Inc.	10,966	2,150,104
MSCI, Inc.	4,703	2,207,071
Nasdaq, Inc.	38,739	1,931,139
Open Lending Corp. Class A (b)	145,361	1,527,744
Security Description	Shares	Value
S&P Global, Inc.	5,859	$ 2,348,814
Tradeweb Markets, Inc. Class A	31,639	2,166,639
		30,645,616
INVESTMENT BANKING & BROKERAGE — 32.2%
B Riley Financial, Inc.	60,144	2,765,421
BGC Partners, Inc. Class A	471,042	2,086,716
Charles Schwab Corp.	40,737	2,308,973
Evercore, Inc. Class A	18,571	2,295,190
Goldman Sachs Group, Inc.	6,714	2,165,534
Houlihan Lokey, Inc.	24,452	2,403,876
Interactive Brokers Group, Inc. Class A	28,074	2,332,107
Jefferies Financial Group, Inc.	70,634	2,342,930
Lazard Ltd. Class A	73,963	2,366,816
LPL Financial Holdings, Inc.	10,985	2,388,469
Moelis & Co. Class A (a)	52,015	2,358,360
Morgan Stanley	26,017	2,221,852
Perella Weinberg Partners	79,391	661,327
Piper Sandler Cos.,	16,386	2,118,054
PJT Partners, Inc. Class A	31,325	2,181,473
Raymond James Financial, Inc.	23,476	2,436,104
Robinhood Markets, Inc. Class A (b)	238,234	2,377,575
Stifel Financial Corp.	38,094	2,273,069
StoneX Group, Inc. (b)	25,536	2,121,531
Virtu Financial, Inc. Class A	121,952	2,084,160
		44,289,537
TOTAL COMMON STOCKS (Cost $145,394,017)		137,518,657
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	237,542	237,590
State Street Navigator Securities Lending Portfolio II (c) (f)	4,491,999	4,491,999
TOTAL SHORT-TERM INVESTMENTS (Cost $4,729,586)		4,729,589
TOTAL INVESTMENTS — 103.2% (Cost $150,123,603)		142,248,246
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(4,439,299)
NET ASSETS — 100.0%		$ 137,808,947

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
90

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$137,518,657	$—	$—	$137,518,657
Short-Term Investments	4,729,589	—	—	4,729,589
TOTAL INVESTMENTS	$142,248,246	$—	$—	$142,248,246

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	23,444	$1,445,323	$ 1,422,640	$ 926,598	$ (116,116)	$398,252	30,384	$2,223,501	$ 66,083
State Street Institutional Liquid Reserves Fund, Premier Class	164,042	164,025	6,672,174	6,598,460	(157)	8	237,542	237,590	9,214
State Street Navigator Securities Lending Portfolio II	2,984,921	2,984,921	51,113,916	49,606,838	—	—	4,491,999	4,491,999	41,776
Total		$4,594,269	$59,208,730	$57,131,896	$(116,273)	$398,260		$6,953,090	$117,073
See accompanying notes to financial statements.
91

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 79.5%
Abbott Laboratories	86,262	$ 9,404,283
Alphatec Holdings, Inc. (a)	580,162	10,431,313
AngioDynamics, Inc. (a)	252,106	2,629,466
Artivion, Inc. (a)	130,086	2,236,178
AtriCure, Inc. (a)	186,044	9,183,132
Axogen, Inc. (a)	161,396	1,473,545
Axonics, Inc. (a)	174,396	8,801,766
Baxter International, Inc.	209,014	9,522,678
Becton Dickinson & Co.	34,881	9,208,933
Boston Scientific Corp. (a)	171,062	9,252,744
Butterfly Network, Inc. (a) (b)	2,030,986	4,671,268
CONMED Corp.	66,235	9,000,674
Cutera, Inc. (a) (b)	490,879	7,426,999
Dexcom, Inc. (a)	70,551	9,066,509
Edwards Lifesciences Corp. (a)	104,306	9,839,185
Enovis Corp. (a)	153,147	9,819,786
Envista Holdings Corp. (a)	275,934	9,337,607
GE HealthCare Technologies, Inc.	113,773	9,242,919
Glaukos Corp. (a)	130,250	9,275,102
Globus Medical, Inc. Class A (a)	157,400	9,371,596
Hologic, Inc. (a)	112,807	9,133,983
IDEXX Laboratories, Inc. (a)	19,458	9,772,391
Inari Medical, Inc. (a) (b)	145,983	8,487,452
Inspire Medical Systems, Inc. (a)	28,577	9,277,237
Insulet Corp. (a)	30,991	8,935,945
Integer Holdings Corp. (a)	104,828	9,288,809
Integra LifeSciences Holdings Corp. (a)	215,951	8,882,065
Intuitive Surgical, Inc. (a)	28,043	9,589,023
iRhythm Technologies, Inc. (a)	85,645	8,934,486
LeMaitre Vascular, Inc.	81,984	5,515,884
LivaNova PLC (a)	184,951	9,512,030
Masimo Corp. (a)	56,110	9,232,900
Medtronic PLC	104,768	9,230,061
Nevro Corp. (a)	387,806	9,858,029
Novocure Ltd. (a) (b)	205,143	8,513,435
NuVasive, Inc. (a)	222,306	9,245,707
Omnicell, Inc. (a)	121,429	8,945,674
Orthofix Medical, Inc. (a)	272,160	4,915,210
Outset Medical, Inc. (a) (b)	383,060	8,377,522
Paragon 28, Inc. (a)	310,859	5,514,639
Penumbra, Inc. (a)	27,154	9,342,605
PROCEPT BioRobotics Corp. (a) (b)	257,848	9,114,927
Pulmonx Corp. (a)	314,058	4,117,300
QuidelOrtho Corp. (a)	103,521	8,577,750
ResMed, Inc.	41,087	8,977,509
Senseonics Holdings, Inc. (a) (b)	3,836,348	2,927,517
Shockwave Medical, Inc. (a)	30,195	8,617,955
Security Description	Shares	Value
SI-BONE, Inc. (a)	244,325	$ 6,591,889
Silk Road Medical, Inc. (a) (b)	274,561	8,920,487
STERIS PLC	42,382	9,535,102
Stryker Corp.	31,260	9,537,113
Tactile Systems Technology, Inc. (a)	164,926	4,111,605
Tandem Diabetes Care, Inc. (a)	354,573	8,701,221
Teleflex, Inc.	37,008	8,957,046
TransMedics Group, Inc. (a)	110,550	9,283,989
Treace Medical Concepts, Inc. (a)	338,953	8,670,418
Varex Imaging Corp. (a)	227,750	5,368,068
Zimmer Biomet Holdings, Inc.	64,499	9,391,054
		471,101,720
HEALTH CARE SUPPLIES — 20.4%
Align Technology, Inc. (a)	28,818	10,191,198
Atrion Corp.	3,918	2,216,413
Avanos Medical, Inc. (a)	281,975	7,207,281
Cerus Corp. (a)	1,390,211	3,419,919
Cooper Cos., Inc.	25,340	9,716,116
DENTSPLY SIRONA, Inc.	228,323	9,137,486
Embecta Corp.	344,004	7,430,486
Haemonetics Corp. (a)	99,523	8,473,388
ICU Medical, Inc. (a)	46,464	8,279,420
Lantheus Holdings, Inc. (a)	102,042	8,563,365
Merit Medical Systems, Inc. (a)	104,816	8,766,810
Neogen Corp. (a) (b)	472,382	10,274,309
OraSure Technologies, Inc. (a)	680,918	3,411,399
OrthoPediatrics Corp. (a)	105,211	4,613,502
STAAR Surgical Co. (a)	171,296	9,005,031
UFP Technologies, Inc. (a)	52,434	10,164,331
		120,870,454
TOTAL COMMON STOCKS (Cost $593,560,927)		591,972,174
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	131,452	131,478
State Street Navigator Securities Lending Portfolio II (e) (f)	13,379,982	13,379,982
TOTAL SHORT-TERM INVESTMENTS (Cost $13,511,460)		13,511,460
TOTAL INVESTMENTS — 102.2% (Cost $607,072,387)		605,483,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(13,312,196)
NET ASSETS — 100.0%		$ 592,171,438

See accompanying notes to financial statements.
92

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$591,972,174	$—	$—	$591,972,174
Short-Term Investments	13,511,460	—	—	13,511,460
TOTAL INVESTMENTS	$605,483,634	$—	$—	$605,483,634

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,355,432	$ 8,354,597	$ 45,931,947	$ 54,156,519	$639	$814	131,452	$ 131,478	$ 20,910
State Street Navigator Securities Lending Portfolio II	13,512,232	13,512,232	219,019,655	219,151,905	—	—	13,379,982	13,379,982	250,581
Total		$21,866,829	$264,951,602	$273,308,424	$639	$814		$ 13,511,460	$271,491
See accompanying notes to financial statements.
93

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE SERVICES — 49.9%
23andMe Holding Co. Class A (a)	382,379	$ 669,163
Accolade, Inc. (a)	109,766	1,478,548
Addus HomeCare Corp. (a)	22,442	2,080,373
Agiliti, Inc. (a) (b)	40,851	674,042
agilon health, Inc. (a) (b)	99,926	1,732,717
Amedisys, Inc. (a)	22,609	2,067,367
AMN Healthcare Services, Inc. (a)	19,580	2,136,570
Apollo Medical Holdings, Inc. (a)	38,514	1,217,042
Castle Biosciences, Inc. (a) (b)	40,780	559,502
Chemed Corp.	3,893	2,108,721
Cigna Group	7,806	2,190,364
CorVel Corp. (a)	8,561	1,656,554
Cross Country Healthcare, Inc. (a)	76,052	2,135,540
CVS Health Corp.	28,923	1,999,447
DaVita, Inc. (a)	21,291	2,139,107
DocGo, Inc. (a) (b)	100,422	940,954
Enhabit, Inc. (a)	109,420	1,258,330
Fulgent Genetics, Inc. (a) (b)	34,549	1,279,349
Guardant Health, Inc. (a)	63,161	2,261,164
Hims & Hers Health, Inc. (a)	230,608	2,167,715
Laboratory Corp. of America Holdings	9,539	2,302,047
LifeStance Health Group, Inc. (a)	104,568	954,706
ModivCare, Inc. (a)	33,633	1,520,548
National Research Corp.	6,820	296,738
NeoGenomics, Inc. (a)	126,091	2,026,282
OPKO Health, Inc. (a) (b)	472,578	1,025,494
Option Care Health, Inc. (a)	67,737	2,200,775
Pediatrix Medical Group, Inc. (a)	117,534	1,670,158
Premier, Inc. Class A	79,611	2,202,040
Privia Health Group, Inc. (a)	73,625	1,922,349
Quest Diagnostics, Inc.	15,425	2,168,138
R1 RCM, Inc. (a) (b)	123,687	2,282,025
RadNet, Inc. (a)	43,959	1,433,943
		54,757,812
HEALTH CARE DISTRIBUTORS — 14.5%
AdaptHealth Corp. (a)	201,501	2,452,267
AmerisourceBergen Corp.	11,645	2,240,847
Cardinal Health, Inc.	23,920	2,262,115
Henry Schein, Inc. (a)	27,725	2,248,498
McKesson Corp.	5,269	2,251,496
Owens & Minor, Inc. (a)	100,507	1,913,653
Patterson Cos., Inc.	75,335	2,505,642
		15,874,518
HEALTH CARE FACILITIES — 21.7%
Acadia Healthcare Co., Inc. (a)	30,387	2,420,021
Security Description	Shares	Value
Brookdale Senior Living, Inc. (a) (b)	317,467	$ 1,339,711
Community Health Systems, Inc. (a)	379,461	1,669,628
Encompass Health Corp.	32,871	2,225,695
Ensign Group, Inc.	22,351	2,133,626
HCA Healthcare, Inc.	7,637	2,317,677
National HealthCare Corp.	9,728	601,385
Select Medical Holdings Corp.	72,926	2,323,422
Surgery Partners, Inc. (a) (b)	53,422	2,403,456
Tenet Healthcare Corp. (a)	28,505	2,319,737
U.S. Physical Therapy, Inc.	13,027	1,581,348
Universal Health Services, Inc. Class B	15,218	2,400,944
		23,736,650
MANAGED HEALTH CARE — 13.9%
Alignment Healthcare, Inc. (a)	201,404	1,158,073
Centene Corp. (a)	30,079	2,028,829
Elevance Health, Inc.	4,414	1,961,096
HealthEquity, Inc. (a)	32,014	2,021,364
Humana, Inc.	4,043	1,807,747
Molina Healthcare, Inc. (a)	7,300	2,199,052
Progyny, Inc. (a)	51,475	2,025,026
UnitedHealth Group, Inc.	4,205	2,021,091
		15,222,278
TOTAL COMMON STOCKS (Cost $111,663,523)		109,591,258
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	31,973	31,979
State Street Navigator Securities Lending Portfolio II (e) (f)	2,220,400	2,220,400
TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,379)		2,252,379
TOTAL INVESTMENTS — 102.0% (Cost $113,915,902)		111,843,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(2,214,035)
NET ASSETS — 100.0%		$ 109,629,602

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.

See accompanying notes to financial statements.
94

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$109,591,258	$—	$—	$109,591,258
Short-Term Investments	2,252,379	—	—	2,252,379
TOTAL INVESTMENTS	$ 111,843,637	$—	$—	$ 111,843,637

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,413,986	$1,413,845	$ 7,505,944	$ 8,887,857	$47	$—	31,973	$ 31,979	$ 9,218
State Street Navigator Securities Lending Portfolio II	7,377,998	7,377,998	68,489,091	73,646,689	—	—	2,220,400	2,220,400	47,809
Total		$8,791,843	$75,995,035	$82,534,546	$47	$—		$2,252,379	$57,027
See accompanying notes to financial statements.
95

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 13.8%
Aon PLC Class A	33,078	$ 11,418,526
Arthur J Gallagher & Co.	50,263	11,036,247
Brown & Brown, Inc.	162,401	11,179,685
Marsh & McLennan Cos., Inc.	58,334	10,971,459
Ryan Specialty Holdings, Inc. (a) (b)	246,306	11,056,676
Willis Towers Watson PLC	46,073	10,850,191
		66,512,784
LIFE & HEALTH INSURANCE — 26.5%
Aflac, Inc.	150,765	10,523,396
American Equity Investment Life Holding Co.	222,943	11,617,560
Brighthouse Financial, Inc. (a)	234,096	11,084,445
CNO Financial Group, Inc.	368,052	8,711,791
Genworth Financial, Inc. Class A (a)	1,824,332	9,121,660
Globe Life, Inc.	96,351	10,561,997
Lincoln National Corp.	450,142	11,595,658
MetLife, Inc.	193,036	10,912,325
Primerica, Inc.	54,008	10,680,622
Principal Financial Group, Inc.	145,660	11,046,854
Prudential Financial, Inc.	122,986	10,849,825
Unum Group	228,540	10,901,358
		127,607,491
MULTI-LINE INSURANCE — 6.5%
American International Group, Inc.	182,812	10,519,002
Assurant, Inc.	82,847	10,415,525
Hartford Financial Services Group, Inc.	145,808	10,501,092
		31,435,619
PROPERTY & CASUALTY INSURANCE — 45.9%
Allstate Corp.	92,874	10,126,981
American Financial Group, Inc.	89,560	10,635,250
Arch Capital Group Ltd. (a)	145,563	10,895,391
Assured Guaranty Ltd.	104,730	5,843,934
Axis Capital Holdings Ltd.	192,997	10,389,029
Chubb Ltd.	54,403	10,475,842
Cincinnati Financial Corp.	102,025	9,929,073
Erie Indemnity Co. Class A	40,840	8,576,808
Fidelity National Financial, Inc.	293,747	10,574,892
First American Financial Corp.	184,925	10,544,423
Hanover Insurance Group, Inc.	85,577	9,672,768
Kemper Corp.	188,212	9,083,111
Kinsale Capital Group, Inc.	29,194	10,924,395
Loews Corp.	175,225	10,404,861
Security Description	Shares	Value
Markel Group, Inc. (a)	7,746	$ 10,714,112
Old Republic International Corp.	410,692	10,337,118
Palomar Holdings, Inc. (a)	50,961	2,957,776
Progressive Corp.	79,422	10,513,090
RLI Corp.	79,584	10,860,828
Selective Insurance Group, Inc.	104,128	9,991,082
Travelers Cos., Inc.	59,209	10,282,235
W R Berkley Corp.	181,854	10,831,224
White Mountains Insurance Group Ltd.	5,061	7,029,274
		221,593,497
REINSURANCE — 7.0%
Enstar Group Ltd. (a)	13,578	3,316,291
Everest Re Group Ltd.	30,178	10,316,651
Reinsurance Group of America, Inc.	72,073	9,995,805
RenaissanceRe Holdings Ltd.	54,018	10,075,437
		33,704,184
TOTAL COMMON STOCKS (Cost $522,386,766)		480,853,575
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	1,104,759	1,104,980
State Street Navigator Securities Lending Portfolio II (e) (f)	27,150	27,150
TOTAL SHORT-TERM INVESTMENTS (Cost $1,132,125)		1,132,130
TOTAL INVESTMENTS — 100.0% (Cost $523,518,891)		481,985,705
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(g)		226,105
NET ASSETS — 100.0%		$ 482,211,810

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.
96

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$480,853,575	$—	$—	$480,853,575
Short-Term Investments	1,132,130	—	—	1,132,130
TOTAL INVESTMENTS	$481,985,705	$—	$—	$481,985,705

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	965,614	$ 965,518	$ 19,162,314	$ 19,022,863	$(11)	$22	1,104,759	$1,104,980	$20,876
State Street Navigator Securities Lending Portfolio II	10,706,454	10,706,454	88,870,153	99,549,457	—	—	27,150	27,150	38,197
Total		$ 11,671,972	$108,032,467	$118,572,320	$(11)	$22		$1,132,130	$59,073
See accompanying notes to financial statements.
97

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 59.7%
Alphabet, Inc. Class C (a)	6,702	$ 810,741
Bumble, Inc. Class A (a)	48,613	815,726
Cargurus, Inc. (a)	33,121	749,528
Cars.com, Inc. (a)	18,023	357,216
Eventbrite, Inc. Class A (a)	49,606	473,737
fuboTV, Inc. (a) (b)	421,380	876,470
IAC, Inc. (a)	13,911	873,611
Match Group, Inc. (a)	19,801	828,672
Meta Platforms, Inc. Class A (a)	3,108	891,934
Pinterest, Inc. Class A (a)	34,500	943,230
QuinStreet, Inc. (a)	20,131	177,757
Rumble, Inc. (a) (b)	44,758	399,241
Shutterstock, Inc.	16,752	815,320
Snap, Inc. Class A (a)	81,616	966,333
TripAdvisor, Inc. (a)	49,879	822,505
Vimeo, Inc. (a)	55,070	226,888
Yelp, Inc. (a)	19,511	710,396
Ziff Davis, Inc. (a)	12,496	875,470
ZipRecruiter, Inc. Class A (a) (b)	29,650	526,584
ZoomInfo Technologies, Inc. (a)	31,492	799,582
		13,940,941
INTERNET SERVICES & INFRASTRUCTURE — 40.3%
Akamai Technologies, Inc. (a)	8,905	800,292
BigCommerce Holdings, Inc. Class 1 (a)	29,430	292,829
Cloudflare, Inc. Class A (a)	12,904	843,534
DigitalOcean Holdings, Inc. (a) (b)	18,780	753,829
Fastly, Inc. Class A (a)	49,579	781,861
GoDaddy, Inc. Class A (a)	11,436	859,187
MongoDB, Inc. (a)	2,199	903,767
Okta, Inc. (a)	11,534	799,883
Snowflake, Inc. Class A (a)	4,826	849,280
Security Description	Shares	Value
Squarespace, Inc. Class A (a)	27,784	$ 876,307
Twilio, Inc. Class A (a)	12,889	819,998
VeriSign, Inc. (a)	3,727	842,190
		9,422,957
TOTAL COMMON STOCKS (Cost $27,022,827)		23,363,898
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	5,089	5,090
State Street Navigator Securities Lending Portfolio II (e) (f)	1,556,526	1,556,526
TOTAL SHORT-TERM INVESTMENTS (Cost $1,561,616)		1,561,616
TOTAL INVESTMENTS — 106.7% (Cost $28,584,443)		24,925,514
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(1,561,229)
NET ASSETS — 100.0%		$ 23,364,285

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,363,898	$—	$—	$23,363,898
Short-Term Investments	1,561,616	—	—	1,561,616
TOTAL INVESTMENTS	$24,925,514	$—	$—	$24,925,514
See accompanying notes to financial statements.
98

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,399	$ 10,398	$ 275,898	$ 281,217	$ 9	$ 2	5,089	$ 5,090	$ 584
State Street Navigator Securities Lending Portfolio II	2,539,837	2,539,837	19,011,446	19,994,757	—	—	1,556,526	1,556,526	13,495
Total		$2,550,235	$19,287,344	$20,275,974	$ 9	$ 2		$1,561,616	$14,079
See accompanying notes to financial statements.
99

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALUMINUM — 11.0%
Alcoa Corp.	2,116,249	$ 71,804,329
Arconic Corp. (a)	2,569,969	76,019,683
Century Aluminum Co. (a)	3,149,170	27,460,762
Kaiser Aluminum Corp.	326,773	23,410,018
		198,694,792
COAL & CONSUMABLE FUELS — 15.1%
Arch Resources, Inc.	668,501	75,380,173
CONSOL Energy, Inc.	1,183,764	80,271,037
Peabody Energy Corp. (b)	3,725,906	80,703,124
Uranium Energy Corp. (a) (b)	10,752,881	36,559,795
		272,914,129
COPPER — 4.4%
Freeport-McMoRan, Inc.	1,967,717	78,708,680
DIVERSIFIED METALS & MINING — 9.6%
Compass Minerals International, Inc.	751,110	25,537,740
Materion Corp.	217,750	24,867,050
MP Materials Corp. (a) (b)	3,410,638	78,035,397
Piedmont Lithium, Inc. (a) (b)	772,639	44,588,997
		173,029,184
GOLD — 10.4%
Coeur Mining, Inc. (a) (b)	14,143,094	40,166,387
Newmont Corp.	1,798,263	76,713,900
Royal Gold, Inc.	625,635	71,810,385
		188,690,672
SILVER — 4.0%
Hecla Mining Co. (b)	13,961,745	71,902,987
STEEL — 45.3%
Alpha Metallurgical Resources, Inc.	496,492	81,603,425
ATI, Inc. (a)	1,893,215	83,736,899
Carpenter Technology Corp.	848,577	47,630,627
Cleveland-Cliffs, Inc. (a)	4,659,722	78,096,941
Commercial Metals Co.	1,600,879	84,302,288
Haynes International, Inc.	112,060	5,694,889
Nucor Corp.	512,253	83,999,247
Olympic Steel, Inc.	283,432	13,888,168
Reliance Steel & Aluminum Co.	302,394	82,127,187
Security Description	Shares	Value
Ryerson Holding Corp.	627,148	$ 27,205,680
Schnitzer Steel Industries, Inc. Class A	436,536	13,091,715
Steel Dynamics, Inc.	751,350	81,844,556
SunCoke Energy, Inc.	1,512,903	11,906,547
TimkenSteel Corp. (a) (b)	659,655	14,228,758
U.S. Steel Corp.	3,335,838	83,429,308
Worthington Industries, Inc.	343,473	23,861,069
		816,647,304
TOTAL COMMON STOCKS (Cost $2,054,983,874)		1,800,587,748
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	2,380,701	2,381,177
State Street Navigator Securities Lending Portfolio II (e) (f)	105,386,834	105,386,834
TOTAL SHORT-TERM INVESTMENTS (Cost $107,768,010)		107,768,011
TOTAL INVESTMENTS — 105.8% (Cost $2,162,751,884)		1,908,355,759
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(104,748,746)
NET ASSETS — 100.0%		$ 1,803,607,013

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
100

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,800,587,748	$—	$—	$1,800,587,748
Short-Term Investments	107,768,011	—	—	107,768,011
TOTAL INVESTMENTS	$1,908,355,759	$—	$—	$1,908,355,759

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
Century Aluminum Co.	8,762,356	$ 64,578,564	$ 84,488,789	$ 124,937,133	$ (50,133,392)	$ —*	—	$ —*	$ —
Coeur Mining, Inc.	15,162,062	46,092,668	108,919,737	109,375,008	(30,482,171)	—*	—	—*	—
Piedmont Lithium, Inc.	1,262,804	45,978,694	126,564,499	151,023,202	(4,665,785)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,278,873	2,278,645	69,427,225	69,325,438	719	26	2,380,701	2,381,177	80,971
State Street Navigator Securities Lending Portfolio II	86,773,566	86,773,566	947,411,137	928,797,869	—	—	105,386,834	105,386,834	373,166
Uranium Energy Corp.	24,543,374	75,593,592	158,632,167	203,220,912	(15,179,702)	—*	—	—*	—
Total		$321,295,729	$1,495,443,554	$1,586,679,562	$(100,460,331)	$26		$ 107,768,011	$454,137
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2023.
*	As of June 30, 2023, no longer an affiliate.
See accompanying notes to financial statements.
101

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 100.0%
OIL & GAS DRILLING — 29.2%
Diamond Offshore Drilling, Inc. (a)	505,286	$ 7,195,272
Helmerich & Payne, Inc.	343,733	12,185,335
Nabors Industries Ltd. (a)	116,884	10,873,718
Noble Corp. PLC (a)	299,048	12,353,673
Patterson-UTI Energy, Inc.	1,057,640	12,659,951
Transocean Ltd. (a) (b)	1,916,973	13,437,981
Valaris Ltd. (a)	198,143	12,469,139
		81,175,069
OIL & GAS EQUIPMENT & SERVICES — 70.8%
Archrock, Inc.	407,924	4,181,221
Baker Hughes Co.	398,597	12,599,651
Bristow Group, Inc. (a)	55,512	1,594,860
Cactus, Inc. Class A	296,744	12,558,206
ChampionX Corp.	430,130	13,351,235
Core Laboratories, Inc. (b)	159,168	3,700,656
DMC Global, Inc. (a)	64,620	1,147,651
Dril-Quip, Inc. (a)	125,859	2,928,739
Expro Group Holdings NV (a)	296,310	5,250,613
Halliburton Co.	369,880	12,202,341
Helix Energy Solutions Group, Inc. (a)	852,321	6,290,129
Liberty Energy, Inc.	875,689	11,707,962
NexTier Oilfield Solutions, Inc. (a)	1,407,283	12,581,110
NOV, Inc.	772,733	12,394,637
Oceaneering International, Inc. (a)	386,504	7,227,625
Oil States International, Inc. (a)	353,072	2,637,448
ProFrac Holding Corp. Class A (a) (b)	386,483	4,313,150
ProPetro Holding Corp. (a)	737,489	6,076,909
RPC, Inc.	675,173	4,827,487
Schlumberger NV	251,671	12,362,080
Select Water Solutions, Inc. Class A	397,150	3,216,915
Security Description	Shares	Value
TechnipFMC PLC (a)	801,736	$ 13,324,852
Tidewater, Inc. (a)	250,774	13,902,911
U.S. Silica Holdings, Inc. (a)	388,180	4,708,624
Weatherford International PLC (a)	183,212	12,168,941
		197,255,953
TOTAL COMMON STOCKS (Cost $299,773,038)		278,431,022
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	144,345	144,374
State Street Navigator Securities Lending Portfolio II (e) (f)	18,618,135	18,618,135
TOTAL SHORT-TERM INVESTMENTS (Cost $18,762,503)		18,762,509
TOTAL INVESTMENTS — 106.7% (Cost $318,535,541)		297,193,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(18,622,806)
NET ASSETS — 100.0%		$ 278,570,725

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$278,431,022	$—	$—	$278,431,022
Short-Term Investments	18,762,509	—	—	18,762,509
TOTAL INVESTMENTS	$297,193,531	$—	$—	$297,193,531
See accompanying notes to financial statements.
102

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,343	$ 271,316	$ 3,326,659	$ 3,453,635	$31	$ 3	144,345	$ 144,374	$ 9,486
State Street Navigator Securities Lending Portfolio II	3,044,601	3,044,601	166,048,216	150,474,682	—	—	18,618,135	18,618,135	55,207
Total		$3,315,917	$169,374,875	$153,928,317	$31	$ 3		$18,762,509	$64,693
See accompanying notes to financial statements.
103

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a)	116,841	$ 1,211,641
Amphastar Pharmaceuticals, Inc. (a)	64,121	3,685,034
Amylyx Pharmaceuticals, Inc. (a)	205,828	4,439,710
ANI Pharmaceuticals, Inc. (a)	11,992	645,529
Arvinas, Inc. (a)	98,052	2,433,651
Axsome Therapeutics, Inc. (a) (b)	131,679	9,462,453
Bristol-Myers Squibb Co.	149,847	9,582,716
Cassava Sciences, Inc. (a) (b)	138,387	3,393,249
Catalent, Inc. (a)	250,194	10,848,412
Collegium Pharmaceutical, Inc. (a)	70,135	1,507,201
Corcept Therapeutics, Inc. (a)	146,514	3,259,936
Cymabay Therapeutics, Inc. (a)	286,201	3,133,901
DICE Therapeutics, Inc. (a)	91,069	4,231,066
Elanco Animal Health, Inc. (a)	1,071,747	10,781,775
Eli Lilly & Co.	21,769	10,209,226
Harmony Biosciences Holdings, Inc. (a)	136,198	4,792,808
Harrow Health, Inc. (a)	84,140	1,602,026
Innoviva, Inc. (a)	120,035	1,528,045
Intra-Cellular Therapies, Inc. (a)	146,825	9,296,959
Jazz Pharmaceuticals PLC (a)	76,396	9,470,812
Johnson & Johnson	60,684	10,044,416
Ligand Pharmaceuticals, Inc. (a)	21,320	1,537,172
Merck & Co., Inc.	87,706	10,120,395
Ocular Therapeutix, Inc. (a) (b)	147,524	761,224
Organon & Co.	442,977	9,218,351
Pacira BioSciences, Inc. (a)	114,741	4,597,672
Perrigo Co. PLC	248,022	8,420,347
Pfizer, Inc.	249,166	9,139,409
Pliant Therapeutics, Inc. (a) (b)	134,488	2,436,922
Prestige Consumer Healthcare, Inc. (a)	49,484	2,940,834
Reata Pharmaceuticals, Inc. Class A (a)	103,519	10,554,797
Revance Therapeutics, Inc. (a) (b)	272,481	6,896,494
Security Description	Shares	Value
Royalty Pharma PLC Class A	295,047	$ 9,069,745
Supernus Pharmaceuticals, Inc. (a)	81,910	2,462,215
Theravance Biopharma, Inc. (a) (b)	105,312	1,089,979
Ventyx Biosciences, Inc. (a)	183,627	6,022,965
Viatris, Inc.	1,035,182	10,331,116
Zoetis, Inc.	59,537	10,252,867
TOTAL COMMON STOCKS (Cost $240,578,824)		221,413,070
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	123,248	123,272
State Street Navigator Securities Lending Portfolio II (e) (f)	8,279,078	8,279,078
TOTAL SHORT-TERM INVESTMENTS (Cost $8,402,338)		8,402,350
TOTAL INVESTMENTS — 103.7% (Cost $248,981,162)		229,815,420
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(8,249,571)
NET ASSETS — 100.0%		$ 221,565,849

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$221,413,070	$—	$—	$221,413,070
Short-Term Investments	8,402,350	—	—	8,402,350
TOTAL INVESTMENTS	$229,815,420	$—	$—	$229,815,420
See accompanying notes to financial statements.
104

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,164	$ 180,147	$ 14,416,082	$ 14,473,111	$142	$12	123,248	$ 123,272	$ 19,059
State Street Navigator Securities Lending Portfolio II	5,141,614	5,141,614	163,603,943	160,466,479	—	—	8,279,078	8,279,078	1,182,221
Total		$5,321,761	$178,020,025	$174,939,590	$142	$12		$8,402,350	$1,201,280
See accompanying notes to financial statements.
105

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 21.7%
Abercrombie & Fitch Co. Class A (a)	183,673	$ 6,920,799
American Eagle Outfitters, Inc.	529,397	6,246,885
Boot Barn Holdings, Inc. (a)	86,334	7,311,626
Buckle, Inc.	174,992	6,054,723
Burlington Stores, Inc. (a)	43,244	6,806,173
Caleres, Inc. (b)	212,569	5,086,776
Chico's FAS, Inc. (a)	753,754	4,032,584
Designer Brands, Inc. Class A	648,797	6,552,850
Foot Locker, Inc. (b)	243,402	6,598,628
Gap, Inc.	654,457	5,844,301
Guess?, Inc. (b)	302,786	5,889,188
Revolve Group, Inc. (a) (b)	398,043	6,527,905
Ross Stores, Inc.	60,868	6,825,129
Shoe Carnival, Inc. (b)	172,110	4,041,143
TJX Cos., Inc.	79,248	6,719,438
Urban Outfitters, Inc. (a)	191,745	6,352,512
Victoria's Secret & Co. (a) (b)	347,850	6,063,025
		103,873,685
AUTOMOTIVE RETAIL — 22.4%
Advance Auto Parts, Inc.	98,903	6,952,881
America's Car-Mart, Inc. (a) (b)	29,641	2,957,579
Arko Corp. (b)	90,815	721,979
Asbury Automotive Group, Inc. (a)	27,817	6,687,763
AutoNation, Inc. (a)	44,312	7,294,198
AutoZone, Inc. (a)	2,668	6,652,284
Camping World Holdings, Inc. Class A	217,483	6,546,238
CarMax, Inc. (a)	79,815	6,680,516
Carvana Co. (a)	329,817	8,548,857
Group 1 Automotive, Inc.	26,183	6,757,832
Lithia Motors, Inc.	24,698	7,510,909
Monro, Inc.	123,739	5,027,516
Murphy USA, Inc.	22,071	6,866,509
OneWater Marine, Inc. Class A (a) (b)	34,133	1,236,980
O'Reilly Automotive, Inc. (a)	6,921	6,611,631
Penske Automotive Group, Inc. (b)	41,962	6,992,128
Sonic Automotive, Inc. Class A	137,436	6,551,574
Valvoline, Inc.	169,319	6,351,156
		106,948,530
BROADLINE RETAIL — 10.5%
Amazon.com, Inc. (a)	50,947	6,641,451
Dillard's, Inc. Class A (b)	18,304	5,972,229
eBay, Inc.	137,286	6,135,311
Etsy, Inc. (a)	68,924	5,831,660
Kohl's Corp. (b)	285,089	6,571,302
Macy's, Inc.	401,613	6,445,889
Nordstrom, Inc.	318,611	6,521,967
Security Description	Shares	Value
Ollie's Bargain Outlet Holdings, Inc. (a)	101,523	$ 5,881,227
		50,001,036
COMPUTER & ELECTRONICS RETAIL — 3.9%
Best Buy Co., Inc.	83,589	6,850,119
GameStop Corp. Class A (a)	277,296	6,724,428
Upbound Group, Inc.	161,923	5,040,663
		18,615,210
CONSUMER STAPLES MERCHANDISE RETAIL — 9.0%
BJ's Wholesale Club Holdings, Inc. (a)	100,955	6,361,175
Costco Wholesale Corp.	12,151	6,541,855
Dollar General Corp.	41,078	6,974,223
Dollar Tree, Inc. (a)	47,747	6,851,694
PriceSmart, Inc.	45,833	3,394,392
Target Corp.	49,543	6,534,722
Walmart, Inc.	41,071	6,455,540
		43,113,601
DRUG RETAIL — 1.2%
Walgreens Boots Alliance, Inc.	200,157	5,702,473
FOOD RETAIL — 8.2%
Albertsons Cos., Inc. Class A	302,267	6,595,466
Casey's General Stores, Inc.	28,808	7,025,695
Fresh Market, Inc. (a) (b) (c)	321,064	—
Grocery Outlet Holding Corp. (a)	225,114	6,890,739
Ingles Markets, Inc. Class A	34,854	2,880,683
Kroger Co.	136,204	6,401,588
Sprouts Farmers Market, Inc. (a) (b)	185,464	6,812,093
Weis Markets, Inc.	42,696	2,741,510
		39,347,774
OTHER SPECIALTY RETAIL — 23.0%
Academy Sports & Outdoors, Inc.	124,751	6,742,792
Bath & Body Works, Inc.	148,920	5,584,500
Chewy, Inc. Class A (a)	170,909	6,745,778
Dick's Sporting Goods, Inc.	46,324	6,123,570
Five Below, Inc. (a)	33,973	6,677,053
Franchise Group, Inc. (b)	180,320	5,164,365
Hibbett, Inc. (b)	173,019	6,278,860
Leslie's, Inc. (a) (b)	608,246	5,711,430
MarineMax, Inc. (a)	152,816	5,220,195
National Vision Holdings, Inc. (a)	241,160	5,857,776
ODP Corp. (a)	135,693	6,353,146
Petco Health & Wellness Co., Inc. (a)	720,409	6,411,640
PetMed Express, Inc. (b)	178,836	2,466,148
Sally Beauty Holdings, Inc. (a)	522,799	6,456,568

See accompanying notes to financial statements.
106

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Signet Jewelers Ltd. (b)	105,012	$ 6,853,083
Tractor Supply Co.	28,940	6,398,634
Ulta Beauty, Inc. (a)	14,841	6,984,100
Warby Parker, Inc. Class A (a)	425,047	4,968,799
Winmark Corp.	8,830	2,935,710
		109,934,147
TOTAL COMMON STOCKS (Cost $534,520,983)		477,536,456
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	371,588	371,662
State Street Navigator Securities Lending Portfolio II (f) (g)	26,800,198	26,800,198
TOTAL SHORT-TERM INVESTMENTS (Cost $27,171,851)		27,171,860
TOTAL INVESTMENTS — 105.6% (Cost $561,692,834)		504,708,316
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(26,539,002)
NET ASSETS — 100.0%		$ 478,169,314

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$477,536,456	$—	$ 0(a)	$477,536,456
Short-Term Investments	27,171,860	—	—	27,171,860
TOTAL INVESTMENTS	$504,708,316	$—	$ 0	$504,708,316
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 20,554,687	$ 20,182,983	$(51)	$ 9	371,588	$ 371,662	$ 14,534
State Street Navigator Securities Lending Portfolio II	28,813,697	28,813,697	332,411,123	334,424,622	—	—	26,800,198	26,800,198	1,735,594
Total		$28,813,697	$352,965,810	$354,607,605	$(51)	$ 9		$27,171,860	$1,750,128
See accompanying notes to financial statements.
107

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)	338,286	$ 38,534,158
Allegro MicroSystems, Inc. (a)	1,087,743	49,100,719
Alpha & Omega Semiconductor Ltd. (a)	508,802	16,688,706
Ambarella, Inc. (a)	508,530	42,548,705
Analog Devices, Inc.	231,605	45,118,970
Broadcom, Inc.	52,504	45,543,545
CEVA, Inc. (a)	342,184	8,742,801
Cirrus Logic, Inc. (a)	550,029	44,557,849
Credo Technology Group Holding Ltd. (a) (b)	2,440,728	42,322,223
Diodes, Inc. (a)	461,744	42,706,703
First Solar, Inc. (a)	220,097	41,838,239
Impinj, Inc. (a) (b)	384,415	34,462,805
indie Semiconductor, Inc. Class A (a)	4,184,038	39,329,957
Intel Corp.	1,348,398	45,090,429
Lattice Semiconductor Corp. (a)	524,628	50,401,012
MACOM Technology Solutions Holdings, Inc. (a)	705,607	46,238,427
Marvell Technology, Inc.	704,196	42,096,837
MaxLinear, Inc. (a)	1,450,696	45,783,966
Microchip Technology, Inc.	527,773	47,283,183
Micron Technology, Inc.	645,862	40,760,351
Monolithic Power Systems, Inc.	84,204	45,489,527
Navitas Semiconductor Corp. (a) (b)	3,370,820	35,528,443
NVIDIA Corp.	108,999	46,108,757
NXP Semiconductors NV	228,425	46,754,029
ON Semiconductor Corp. (a)	474,711	44,898,166
Power Integrations, Inc.	456,902	43,254,912
Qorvo, Inc. (a)	429,634	43,835,557
QUALCOMM, Inc.	354,788	42,233,963
Rambus, Inc. (a)	663,716	42,590,656
Semtech Corp. (a)	1,974,710	50,276,117
Silicon Laboratories, Inc. (a)	279,693	44,118,774
SiTime Corp. (a) (b)	381,466	45,001,544
Security Description	Shares	Value
Skyworks Solutions, Inc.	404,429	$ 44,766,246
SMART Global Holdings, Inc. (a)	937,365	27,192,959
Synaptics, Inc. (a)	518,640	44,281,483
Texas Instruments, Inc.	247,722	44,594,914
Universal Display Corp.	295,372	42,571,966
Wolfspeed, Inc. (a) (b)	795,385	44,215,452
TOTAL COMMON STOCKS (Cost $1,551,526,796)		1,586,863,050
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	898,271	898,451
State Street Navigator Securities Lending Portfolio II (e) (f)	51,684,456	51,684,456
TOTAL SHORT-TERM INVESTMENTS (Cost $52,582,876)		52,582,907
TOTAL INVESTMENTS — 103.3% (Cost $1,604,109,672)		1,639,445,957
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(51,821,901)
NET ASSETS — 100.0%		$ 1,587,624,056

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
108

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,586,863,050	$—	$—	$1,586,863,050
Short-Term Investments	52,582,907	—	—	52,582,907
TOTAL INVESTMENTS	$1,639,445,957	$—	$—	$1,639,445,957

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,018,578	$ 1,018,476	$ 11,174,828	$ 11,295,126	$246	$27	898,271	$ 898,451	$ 53,634
State Street Navigator Securities Lending Portfolio II	47,719,371	47,719,371	453,068,149	449,103,064	—	—	51,684,456	51,684,456	800,861
Total		$48,737,847	$464,242,977	$460,398,190	$246	$27		$52,582,907	$854,495
See accompanying notes to financial statements.
109

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 68.8%
8x8, Inc. (a) (b)	520,844	$ 2,203,170
ACI Worldwide, Inc. (a)	86,033	1,993,385
Adobe, Inc. (a)	4,462	2,181,873
Agilysys, Inc. (a)	27,800	1,908,192
Alarm.com Holdings, Inc. (a)	40,200	2,077,536
Alkami Technology, Inc. (a)	117,290	1,922,383
Altair Engineering, Inc. Class A (a)	26,946	2,043,585
Alteryx, Inc. Class A (a)	50,691	2,301,371
American Software, Inc. Class A	86,856	912,857
Amplitude, Inc. Class A (a)	195,945	2,155,395
ANSYS, Inc. (a)	6,224	2,055,600
Appfolio, Inc. Class A (a)	12,477	2,147,791
AppLovin Corp. Class A (a) (b)	89,412	2,300,571
Asana, Inc. Class A (a)	91,100	2,007,844
Aspen Technology, Inc. (a)	12,378	2,074,677
Atlassian Corp. Class A (a)	11,780	1,976,802
Autodesk, Inc. (a)	10,061	2,058,581
AvePoint, Inc. (a) (b)	175,224	1,009,290
Bentley Systems, Inc. Class B (b)	40,009	2,169,688
Bills Holdings, Inc. (a) (b)	17,577	2,053,872
Black Knight, Inc. (a)	35,789	2,137,677
Blackbaud, Inc. (a)	27,789	1,978,021
Blackline, Inc. (a)	38,763	2,086,225
Box, Inc. Class A (a)	69,961	2,055,454
Braze, Inc. Class A (a)	51,385	2,250,149
C3.ai, Inc. Class A (a) (b)	54,773	1,995,380
Cadence Design Systems, Inc. (a)	8,835	2,071,984
CCC Intelligent Solutions Holdings, Inc. (a)	184,189	2,064,759
Cerence, Inc. (a)	67,875	1,983,986
Cleanspark, Inc. (a) (b)	533,178	2,287,334
Clear Secure, Inc. Class A (b)	86,327	2,000,197
Clearwater Analytics Holdings, Inc. Class A (a)	122,942	1,951,089
Confluent, Inc. Class A (a) (b)	55,692	1,966,484
Consensus Cloud Solutions, Inc. (a)	56,977	1,766,287
Couchbase, Inc. (a) (b)	91,386	1,445,726
Datadog, Inc. Class A (a)	21,186	2,084,279
Digital Turbine, Inc. (a)	223,876	2,077,569
DocuSign, Inc. (a)	35,534	1,815,432
Domo, Inc. Class B (a)	140,504	2,059,789
DoubleVerify Holdings, Inc. (a)	56,047	2,181,349
Dropbox, Inc. Class A (a)	84,420	2,251,481
Dynatrace, Inc. (a)	39,758	2,046,344
E2open Parent Holdings, Inc. (a) (b)	396,494	2,220,366
Ebix, Inc.	91,183	2,297,812
Elastic NV (a)	28,666	1,838,064
EngageSmart, Inc. (a)	111,385	2,126,340
Security Description	Shares	Value
Envestnet, Inc. (a)	37,369	$ 2,217,850
Everbridge, Inc. (a)	77,155	2,075,469
Expensify, Inc. Class A (a)	197,199	1,573,648
Fair Isaac Corp. (a)	2,615	2,116,084
Five9, Inc. (a)	27,416	2,260,449
ForgeRock, Inc. Class A (a) (b)	104,221	2,140,699
Freshworks, Inc. Class A (a)	129,296	2,273,024
Guidewire Software, Inc. (a)	28,281	2,151,618
HashiCorp, Inc. Class A (a)	76,111	1,992,586
HubSpot, Inc. (a)	3,919	2,085,261
Informatica, Inc. Class A (a)	115,052	2,128,462
Instructure Holdings, Inc. (a)	59,036	1,485,346
Intapp, Inc. (a)	46,036	1,929,369
InterDigital, Inc.	22,943	2,215,147
Intuit, Inc.	4,694	2,150,744
Jamf Holding Corp. (a) (b)	108,463	2,117,198
LiveRamp Holdings, Inc. (a)	81,731	2,334,237
Manhattan Associates, Inc. (a)	10,903	2,179,292
Marathon Digital Holdings, Inc. (a) (b)	216,001	2,993,774
Matterport, Inc. (a)	703,499	2,216,022
MicroStrategy, Inc. Class A (a)	7,176	2,457,206
Mitek Systems, Inc. (a) (b)	136,925	1,484,267
Model N, Inc. (a)	62,670	2,216,011
nCino, Inc. (a)	84,420	2,542,730
NCR Corp. (a)	80,593	2,030,944
New Relic, Inc. (a)	29,377	1,922,431
Nutanix, Inc. Class A (a)	68,035	1,908,382
Olo, Inc. Class A (a)	281,009	1,815,318
ON24, Inc.	168,984	1,372,150
PagerDuty, Inc. (a)	91,678	2,060,921
Palantir Technologies, Inc. Class A (a)	134,893	2,067,910
Pegasystems, Inc.	43,386	2,138,930
PowerSchool Holdings, Inc. Class A (a) (b)	109,106	2,088,289
Procore Technologies, Inc. (a)	31,195	2,029,859
PROS Holdings, Inc. (a)	66,999	2,063,569
PTC, Inc. (a)	14,622	2,080,711
Q2 Holdings, Inc. (a)	72,594	2,243,155
RingCentral, Inc. Class A (a)	61,489	2,012,535
Riot Platforms, Inc. (a)	196,135	2,318,316
Roper Technologies, Inc.	4,485	2,156,388
Salesforce, Inc. (a)	9,410	1,987,957
Samsara, Inc. Class A (a)	69,913	1,937,289
Smartsheet, Inc. Class A (a)	52,178	1,996,330
Splunk, Inc. (a)	20,488	2,173,572
Sprinklr, Inc. Class A (a)	146,711	2,029,013
Sprout Social, Inc. Class A (a) (b)	42,600	1,966,416
SPS Commerce, Inc. (a)	11,773	2,261,122
Synopsys, Inc. (a)	4,617	2,010,288
Tyler Technologies, Inc. (a)	5,214	2,171,475
Unity Software, Inc. (a)	55,815	2,423,487
Verint Systems, Inc. (a)	54,803	1,921,393
Vertex, Inc. Class A (a)	88,864	1,732,848

See accompanying notes to financial statements.
110

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Workday, Inc. Class A (a)	9,913	$ 2,239,248
Workiva, Inc. (a)	20,273	2,060,953
Yext, Inc. (a)	156,333	1,768,126
Zeta Global Holdings Corp. Class A (a)	227,139	1,939,767
Zoom Video Communications, Inc. Class A (a)	30,176	2,048,347
		210,907,972
DIVERSIFIED SUPPORT SERVICES — 0.5%
Aurora Innovation, Inc. (a)	512,123	1,505,642
INTERACTIVE HOME ENTERTAINMENT — 4.4%
Activision Blizzard, Inc. (a)	25,207	2,124,950
Electronic Arts, Inc.	16,088	2,086,614
Playstudios, Inc. (a)	172,637	847,648
Playtika Holding Corp. (a)	181,386	2,104,077
ROBLOX Corp. Class A (a)	52,367	2,110,390
Sciplay Corp. Class A (a)	103,424	2,035,384
Take-Two Interactive Software, Inc. (a)	15,117	2,224,618
		13,533,681
IT CONSULTING & OTHER SERVICES — 7.3%
Accenture PLC Class A	6,564	2,025,519
Cognizant Technology Solutions Corp. Class A	32,652	2,131,523
DXC Technology Co. (a)	77,567	2,072,590
EPAM Systems, Inc. (a)	9,588	2,154,903
Gartner, Inc. (a)	5,881	2,060,173
Grid Dynamics Holdings, Inc. (a)	207,590	1,920,207
Hackett Group, Inc. (b)	75,047	1,677,300
International Business Machines Corp.	14,974	2,003,671
Kyndryl Holdings, Inc. (a)	162,999	2,164,627
Perficient, Inc. (a)	27,141	2,261,660
Thoughtworks Holding, Inc. (a) (b)	266,239	2,010,104
		22,482,277
SYSTEMS SOFTWARE — 18.9%
A10 Networks, Inc.	142,782	2,083,189
Adeia, Inc.	195,002	2,146,972
Appian Corp. Class A (a)	42,113	2,004,579
CommVault Systems, Inc. (a)	28,544	2,072,865
Crowdstrike Holdings, Inc. Class A (a)	13,550	1,990,088
Dolby Laboratories, Inc. Class A	24,384	2,040,453
Fortinet, Inc. (a)	29,792	2,251,977
Gen Digital, Inc.	113,698	2,109,098
Gitlab, Inc. Class A (a) (b)	42,944	2,194,868
Microsoft Corp.	6,200	2,111,348
Security Description	Shares	Value
N-able, Inc. (a)	139,826	$ 2,014,893
OneSpan, Inc. (a)	128,968	1,913,885
Oracle Corp.	18,444	2,196,496
Palo Alto Networks, Inc. (a) (b)	9,205	2,351,970
Progress Software Corp.	33,841	1,966,162
Qualys, Inc. (a)	15,814	2,042,694
Rapid7, Inc. (a)	44,549	2,017,179
SentinelOne, Inc. Class A (a)	139,250	2,102,675
ServiceNow, Inc. (a)	3,795	2,132,676
SolarWinds Corp. (a)	184,399	1,891,934
Tenable Holdings, Inc. (a)	50,855	2,214,735
Teradata Corp. (a)	41,255	2,203,430
UiPath, Inc. Class A (a) (b)	118,001	1,955,277
Varonis Systems, Inc. (a)	79,455	2,117,476
VMware, Inc. Class A (a)	14,966	2,150,465
Xperi, Inc. (a)	125,839	1,654,788
Zscaler, Inc. (a)	13,431	1,964,955
Zuora, Inc. Class A (a)	175,418	1,924,335
		57,821,462
TOTAL COMMON STOCKS (Cost $329,805,958)		306,251,034
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	170,853	170,887
State Street Navigator Securities Lending Portfolio II (e) (f)	15,891,536	15,891,536
TOTAL SHORT-TERM INVESTMENTS (Cost $16,062,406)		16,062,423
TOTAL INVESTMENTS — 105.2% (Cost $345,868,364)		322,313,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(15,880,804)
NET ASSETS — 100.0%		$ 306,432,653

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
111

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$306,251,034	$—	$—	$306,251,034
Short-Term Investments	16,062,423	—	—	16,062,423
TOTAL INVESTMENTS	$322,313,457	$—	$—	$322,313,457

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	200,793	$ 200,773	$ 21,150,116	$ 21,180,305	$277	$26	170,853	$ 170,887	$ 10,955
State Street Navigator Securities Lending Portfolio II	19,776,617	19,776,617	152,358,564	156,243,645	—	—	15,891,536	15,891,536	466,691
Total		$19,977,390	$173,508,680	$177,423,950	$277	$26		$16,062,423	$477,646
See accompanying notes to financial statements.
112

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 18.1%
Anterix, Inc. (a)	15,586	$ 493,920
Cogent Communications Holdings, Inc.	31,381	2,111,627
EchoStar Corp. Class A (a)	23,181	401,959
Globalstar, Inc. (a) (b)	394,120	425,650
Iridium Communications, Inc.	32,971	2,048,159
Liberty Global PLC Class C (a)	117,372	2,085,700
Liberty Latin America Ltd. Class C (a) (b)	126,855	1,093,490
Lumen Technologies, Inc. (b)	1,156,637	2,614,000
		11,274,505
COMMUNICATIONS EQUIPMENT — 58.3%
ADTRAN Holdings, Inc. (b)	92,900	978,237
Arista Networks, Inc. (a)	12,851	2,082,633
Calix, Inc. (a)	40,425	2,017,612
Ciena Corp. (a)	50,305	2,137,459
Cisco Systems, Inc.	41,963	2,171,166
Clearfield, Inc. (a) (b)	33,422	1,582,532
CommScope Holding Co., Inc. (a)	396,602	2,232,869
Comtech Telecommunications Corp.	15,062	137,667
Digi International, Inc. (a)	24,345	958,949
Extreme Networks, Inc. (a)	89,694	2,336,529
F5, Inc. (a)	14,232	2,081,572
Harmonic, Inc. (a)	115,776	1,872,098
Infinera Corp. (a) (b)	395,977	1,912,569
Juniper Networks, Inc.	68,976	2,161,018
Lumentum Holdings, Inc. (a) (b)	40,811	2,315,208
Motorola Solutions, Inc.	7,505	2,201,066
NETGEAR, Inc. (a)	18,955	268,403
NetScout Systems, Inc. (a)	40,126	1,241,900
Ubiquiti, Inc. (b)	8,406	1,477,354
Viasat, Inc. (a)	42,069	1,735,767
Viavi Solutions, Inc. (a)	206,402	2,338,535
		36,241,143
INTEGRATED TELECOMMUNICATION SERVICES — 14.7%
AT&T, Inc.	130,513	2,081,682
ATN International, Inc.	4,455	163,053
Frontier Communications Parent, Inc. (a)	124,381	2,318,462
IDT Corp. Class B (a)	10,460	270,391
Radius Global Infrastructure, Inc. Class A (a)	140,201	2,088,995
Security Description	Shares	Value
Verizon Communications, Inc.	58,693	$ 2,182,793
		9,105,376
WIRELESS TELECOMMUNICATION SERVICES — 8.8%
GCI Liberty, Inc. (a) (c)	17,070	—
Gogo, Inc. (a)	43,978	748,066
Shenandoah Telecommunications Co.	11,676	226,864
Telephone & Data Systems, Inc.	274,218	2,256,814
T-Mobile U.S., Inc. (a)	15,880	2,205,732
		5,437,476
TOTAL COMMON STOCKS (Cost $72,067,177)		62,058,500
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	58,639	58,650
State Street Navigator Securities Lending Portfolio II (f) (g)	4,351,082	4,351,082
TOTAL SHORT-TERM INVESTMENTS (Cost $4,409,730)		4,409,732
TOTAL INVESTMENTS — 107.0% (Cost $76,476,907)		66,468,232
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(4,359,134)
NET ASSETS — 100.0%		$ 62,109,098

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
113

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$62,058,500	$—	$ 0(a)	$62,058,500
Short-Term Investments	4,409,732	—	—	4,409,732
TOTAL INVESTMENTS	$66,468,232	$—	$ 0	$66,468,232
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	70,314	$ 70,307	$ 1,427,429	$ 1,439,149	$58	$ 5	58,639	$ 58,650	$ 3,814
State Street Navigator Securities Lending Portfolio II	2,190,959	2,190,959	35,069,662	32,909,539	—	—	4,351,082	4,351,082	23,531
Total		$2,261,266	$36,497,091	$34,348,688	$58	$ 5		$4,409,732	$27,345
See accompanying notes to financial statements.
114

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 17.1%
Air Transport Services Group, Inc. (a)	200,132	$ 3,776,491
CH Robinson Worldwide, Inc.	57,875	5,460,506
Expeditors International of Washington, Inc.	45,021	5,453,394
FedEx Corp.	23,160	5,741,364
Forward Air Corp.	50,890	5,399,938
GXO Logistics, Inc. (a)	86,045	5,405,347
Hub Group, Inc. Class A (a)	67,425	5,415,576
United Parcel Service, Inc. Class B	30,404	5,449,917
		42,102,533
CARGO GROUND TRANSPORTATION — 28.7%
ArcBest Corp.	60,966	6,023,441
Heartland Express, Inc.	78,023	1,280,357
JB Hunt Transport Services, Inc.	30,501	5,521,596
Knight-Swift Transportation Holdings, Inc.	93,203	5,178,359
Landstar System, Inc.	27,656	5,324,886
Marten Transport Ltd.	100,500	2,160,750
Old Dominion Freight Line, Inc.	16,913	6,253,582
RXO, Inc. (a)	237,155	5,376,304
Ryder System, Inc.	63,876	5,416,046
Saia, Inc. (a)	17,590	6,022,992
Schneider National, Inc. Class B	195,658	5,619,298
U-Haul Holding Co. (b)	89,561	4,954,514
Werner Enterprises, Inc.	118,721	5,245,094
XPO, Inc. (a)	107,039	6,315,301
		70,692,520
MARINE TRANSPORTATION — 8.8%
Eagle Bulk Shipping, Inc. (b)	119,507	5,741,116
Genco Shipping & Trading Ltd. (b)	371,486	5,211,949
Kirby Corp. (a)	69,269	5,330,250
Matson, Inc.	68,913	5,356,607
		21,639,922
PASSENGER AIRLINES — 29.8%
Alaska Air Group, Inc. (a)	106,775	5,678,295
Allegiant Travel Co. (a)	47,512	5,999,815
American Airlines Group, Inc. (a)	333,334	5,980,012
Delta Air Lines, Inc. (a)	132,098	6,279,939
Frontier Group Holdings, Inc. (a) (b)	487,721	4,716,262
Hawaiian Holdings, Inc. (a) (b)	477,024	5,137,548
JetBlue Airways Corp. (a)	694,726	6,155,272
Joby Aviation, Inc. (a) (b)	677,247	6,948,554
SkyWest, Inc. (a)	152,900	6,226,088
Security Description	Shares	Value
Southwest Airlines Co.	169,482	$ 6,136,943
Spirit Airlines, Inc.	337,404	5,789,853
Sun Country Airlines Holdings, Inc. (a)	117,962	2,651,786
United Airlines Holdings, Inc. (a)	102,933	5,647,934
		73,348,301
PASSENGER GROUND TRANSPORTATION — 8.9%
Avis Budget Group, Inc. (a)	26,902	6,151,680
Hertz Global Holdings, Inc. (a) (b)	300,812	5,531,933
Lyft, Inc. Class A (a)	496,607	4,762,461
Uber Technologies, Inc. (a)	126,593	5,465,020
		21,911,094
RAIL TRANSPORTATION — 6.6%
CSX Corp.	160,776	5,482,462
Norfolk Southern Corp.	24,004	5,443,147
Union Pacific Corp.	25,959	5,311,730
		16,237,339
TOTAL COMMON STOCKS (Cost $281,936,191)		245,931,709
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	96,315	96,334
State Street Navigator Securities Lending Portfolio II (e) (f)	8,548,494	8,548,494
TOTAL SHORT-TERM INVESTMENTS (Cost $8,644,827)		8,644,828
TOTAL INVESTMENTS — 103.4% (Cost $290,581,018)		254,576,537
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(8,485,912)
NET ASSETS — 100.0%		$ 246,090,625

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
115

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$245,931,709	$—	$—	$245,931,709
Short-Term Investments	8,644,828	—	—	8,644,828
TOTAL INVESTMENTS	$254,576,537	$—	$—	$254,576,537

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	664,939	$ 664,873	$ 12,624,788	$ 13,192,980	$(348)	$ 1	96,315	$ 96,334	$ 15,387
State Street Navigator Securities Lending Portfolio II	25,267,386	25,267,386	210,798,565	227,517,457	—	—	8,548,494	8,548,494	264,506
Total		$25,932,259	$223,423,353	$240,710,437	$(348)	$ 1		$8,644,828	$279,893
See accompanying notes to financial statements.
116

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Lockheed Martin Corp.	2,127	$ 979,228
Northrop Grumman Corp.	1,828	833,203
Raytheon Technologies Corp.	11,626	1,138,883
Textron, Inc.	1,718	116,188
		3,067,502
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	1,020	96,237
United Parcel Service, Inc. Class B	8,330	1,493,153
		1,589,390
AUTOMOBILE COMPONENTS — 0.2%
Aptiv PLC (a)	4,046	413,056
BorgWarner, Inc.	2,065	100,999
		514,055
AUTOMOBILES — 0.4%
Ford Motor Co.	51,734	782,735
BANKS — 5.2%
Bank of America Corp.	77,188	2,214,524
Citigroup, Inc.	20,917	963,019
Citizens Financial Group, Inc.	5,203	135,694
Fifth Third Bancorp	7,531	197,387
First Horizon Corp.	6,410	72,241
JPMorgan Chase & Co.	27,370	3,980,693
M&T Bank Corp.	1,938	239,847
Northern Trust Corp.	2,000	148,280
PNC Financial Services Group, Inc.	4,354	548,386
Regions Financial Corp.	9,872	175,919
U.S. Bancorp	15,798	521,966
Webster Financial Corp.	1,828	69,007
Wells Fargo & Co.	40,100	1,711,468
		10,978,431
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	2,782	185,782
Coca-Cola Co.	42,154	2,538,514
Keurig Dr Pepper, Inc.	6,105	190,903
PepsiCo, Inc.	8,768	1,624,009
		4,539,208
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	17,872	2,407,894
Amgen, Inc.	4,887	1,085,012
BioMarin Pharmaceutical, Inc. (a)	1,700	147,356
Incyte Corp. (a)	1,800	112,050
Neurocrine Biosciences, Inc. (a)	900	84,870
Seagen, Inc. (a)	1,478	284,456
Vertex Pharmaceuticals, Inc. (a)	2,603	916,022
		5,037,660
BROADLINE RETAIL — 5.1%
Amazon.com, Inc. (a)	77,164	10,059,099
eBay, Inc.	7,956	355,554
Security Description	Shares	Value
Etsy, Inc. (a)	2,095	$ 177,258
		10,591,911
BUILDING PRODUCTS — 0.3%
Fortune Brands Innovations, Inc.	1,790	128,791
Owens Corning	908	118,494
Trane Technologies PLC	2,185	417,903
		665,188
CAPITAL MARKETS — 1.4%
CME Group, Inc.	3,542	656,297
FactSet Research Systems, Inc.	369	147,840
LPL Financial Holdings, Inc.	800	173,944
Moody's Corp.	2,000	695,440
S&P Global, Inc.	3,216	1,289,262
		2,962,783
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	2,761	827,002
Albemarle Corp.	915	204,127
Celanese Corp.	1,312	151,930
CF Industries Holdings, Inc.	1,599	111,003
Corteva, Inc.	6,231	357,036
Dow, Inc.	7,320	389,863
DuPont de Nemours, Inc.	4,481	320,123
Ecolab, Inc.	3,116	581,726
FMC Corp.	1,815	189,377
International Flavors & Fragrances, Inc.	2,223	176,929
PPG Industries, Inc.	2,428	360,072
Sherwin-Williams Co.	2,458	652,648
		4,321,836
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Republic Services, Inc.	2,953	452,311
Waste Connections, Inc.	2,530	361,613
Waste Management, Inc.	3,390	587,894
		1,401,818
COMMUNICATIONS EQUIPMENT — 4.3%
Cisco Systems, Inc.	174,454	9,026,250
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	3,322	89,727
American Express Co.	7,032	1,224,974
Capital One Financial Corp.	3,768	412,106
Synchrony Financial	3,957	134,222
		1,861,029
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
Dollar General Corp.	2,084	353,822
Dollar Tree, Inc. (a)	2,135	306,373
Kroger Co.	6,955	326,885
Target Corp.	5,235	690,496
Walgreens Boots Alliance, Inc.	8,086	230,370
		1,907,946
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	853	146,546

See accompanying notes to financial statements.
117

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Sealed Air Corp.	1,229	$ 49,160
Westrock Co.	2,691	78,227
		273,933
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	44,842	715,230
Liberty Global PLC Class A (a)	1,300	21,918
Liberty Global PLC Class C (a)	1,959	34,811
Verizon Communications, Inc.	46,730	1,737,889
		2,509,848
ELECTRIC UTILITIES — 1.2%
Alliant Energy Corp.	2,650	139,072
American Electric Power Co., Inc.	6,174	519,851
Duke Energy Corp.	7,782	698,357
Entergy Corp.	2,152	209,540
Evergy, Inc.	3,000	175,260
Eversource Energy	3,566	252,901
NRG Energy, Inc.	2,660	99,457
PG&E Corp. (a)	14,432	249,385
PPL Corp.	8,462	223,904
		2,567,727
ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	5,245	1,054,770
Rockwell Automation, Inc.	1,314	432,897
Sensata Technologies Holding PLC	1,509	67,890
		1,555,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Keysight Technologies, Inc. (a)	7,469	1,250,684
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	9,549	301,844
Schlumberger NV	12,254	601,916
		903,760
ENTERTAINMENT — 2.4%
Electronic Arts, Inc.	2,392	310,243
Netflix, Inc. (a)	5,787	2,549,116
Walt Disney Co. (a)	20,383	1,819,794
Warner Bros Discovery, Inc. (a)	23,419	293,674
		4,972,827
FINANCIAL SERVICES — 2.1%
Block, Inc. (a)	5,655	376,453
Visa, Inc. Class A	17,225	4,090,593
		4,467,046
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	5,989	452,529
Campbell Soup Co.	1,776	81,181
Hershey Co.	1,385	345,834
Hormel Foods Corp.	3,006	120,901
J M Smucker Co.	1,032	152,395
Kraft Heinz Co.	5,049	179,240
McCormick & Co., Inc.	2,207	192,517
Security Description	Shares	Value
Tyson Foods, Inc. Class A	2,422	$ 123,619
		1,648,216
GAS UTILITIES — 0.0% (b)
UGI Corp.	2,100	56,637
GROUND TRANSPORTATION — 0.8%
Norfolk Southern Corp.	2,901	657,831
Uber Technologies, Inc. (a)	21,543	930,011
		1,587,842
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	19,101	2,082,391
Baxter International, Inc.	5,952	271,173
Boston Scientific Corp. (a)	15,318	828,551
Cooper Cos., Inc.	514	197,083
Edwards Lifesciences Corp. (a)	6,355	599,467
Hologic, Inc. (a)	2,537	205,421
Insulet Corp. (a)	640	184,538
Intuitive Surgical, Inc. (a)	3,999	1,367,418
Medtronic PLC	12,000	1,057,200
ResMed, Inc.	1,400	305,900
Stryker Corp.	3,705	1,130,358
Teleflex, Inc.	511	123,677
		8,353,177
HEALTH CARE PROVIDERS & SERVICES — 4.2%
AmerisourceBergen Corp.	1,809	348,106
Cardinal Health, Inc.	2,794	264,229
Centene Corp. (a)	5,830	393,233
Cigna Group	3,085	865,651
DaVita, Inc. (a)	500	50,235
Elevance Health, Inc.	2,546	1,131,162
Laboratory Corp. of America Holdings	924	222,989
McKesson Corp.	1,601	684,123
Quest Diagnostics, Inc.	1,173	164,877
UnitedHealth Group, Inc.	9,564	4,596,841
		8,721,446
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	6,957	139,836
Ventas, Inc. REIT	4,365	206,333
		346,169
HEALTH CARE TECHNOLOGY — 0.2%
Veeva Systems, Inc. Class A (a)	1,599	316,170
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	8,145	137,080
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	5,076	650,540
Chipotle Mexican Grill, Inc. (a)	373	797,847
Expedia Group, Inc. (a)	1,510	165,179
Hilton Worldwide Holdings, Inc.	4,088	595,009
Las Vegas Sands Corp. (a)	3,285	190,530
MGM Resorts International	3,558	156,267
Starbucks Corp.	15,719	1,557,124
		4,112,496

See accompanying notes to financial statements.
118

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.	751	$ 111,741
HOUSEHOLD PRODUCTS — 2.2%
Clorox Co.	1,405	223,451
Colgate-Palmolive Co.	8,839	680,957
Procter & Gamble Co.	24,814	3,765,276
		4,669,684
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	6,762	140,176
Vistra Corp.	4,075	106,969
		247,145
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	5,818	582,324
General Electric Co.	9,915	1,089,163
Honeywell International, Inc.	5,505	1,142,287
		2,813,774
INDUSTRIAL REITs — 0.5%
Prologis, Inc. REIT	8,019	983,370
INSURANCE — 2.6%
Allstate Corp.	2,800	305,312
American International Group, Inc.	8,225	473,267
Aon PLC Class A	2,207	761,856
Assurant, Inc.	572	71,912
Globe Life, Inc.	950	104,139
Hartford Financial Services Group, Inc.	3,939	283,687
Marsh & McLennan Cos., Inc.	5,300	996,824
MetLife, Inc.	6,804	384,630
Principal Financial Group, Inc.	2,772	210,228
Progressive Corp.	6,659	881,452
Prudential Financial, Inc.	4,141	365,319
Travelers Cos., Inc.	2,531	439,533
Willis Towers Watson PLC	1,055	248,453
		5,526,612
INTERACTIVE MEDIA & SERVICES — 3.8%
Match Group, Inc. (a)	3,345	139,988
Meta Platforms, Inc. Class A (a)	26,223	7,525,476
Pinterest, Inc. Class A (a)	6,884	188,209
Snap, Inc. Class A (a)	10,696	126,641
		7,980,314
IT SERVICES — 5.3%
Accenture PLC Class A	30,663	9,461,988
Gartner, Inc. (a)	3,080	1,078,955
Twilio, Inc. Class A (a)	7,095	451,384
		10,992,327
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,951	126,366
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	3,108	373,737
Avantor, Inc. (a)	6,500	133,510
Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	512	$ 107,648
Illumina, Inc. (a)	1,667	312,546
IQVIA Holdings, Inc. (a)	1,700	382,109
		1,309,550
MACHINERY — 1.7%
Caterpillar, Inc.	7,194	1,770,084
Cummins, Inc.	1,877	460,165
Fortive Corp.	3,611	269,994
Illinois Tool Works, Inc.	3,314	829,030
Pentair PLC	1,456	94,058
Westinghouse Air Brake Technologies Corp.	1,500	164,505
		3,587,836
MEDIA — 1.2%
Charter Communications, Inc. Class A (a)	960	352,675
Comcast Corp. Class A	39,629	1,646,585
Interpublic Group of Cos., Inc.	3,888	149,999
News Corp. Class A	4,169	81,296
Omnicom Group, Inc.	1,300	123,695
Paramount Global Class B	6,363	101,235
		2,455,485
METALS & MINING — 0.3%
Alcoa Corp.	1,546	52,456
Newmont Corp.	11,275	480,991
Reliance Steel & Aluminum Co.	530	143,943
		677,390
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	5,303	106,113
MULTI-UTILITIES — 1.0%
Ameren Corp.	2,330	190,291
CenterPoint Energy, Inc.	8,500	247,775
CMS Energy Corp.	2,994	175,898
Consolidated Edison, Inc.	3,676	332,310
Dominion Energy, Inc.	7,531	390,031
DTE Energy Co.	2,901	319,168
NiSource, Inc.	4,000	109,400
Public Service Enterprise Group, Inc.	4,895	306,476
		2,071,349
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	1,926	218,582
Boston Properties, Inc. REIT	1,271	73,197
		291,779
OIL, GAS & CONSUMABLE FUELS — 3.7%
APA Corp.	4,293	146,692
Cheniere Energy, Inc.	3,026	461,041
Chevron Corp.	19,216	3,023,638

See accompanying notes to financial statements.
119

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
ConocoPhillips	12,261	$ 1,270,362
Diamondback Energy, Inc.	1,461	191,917
EQT Corp.	3,616	148,726
Hess Corp.	2,653	360,675
Marathon Oil Corp.	5,143	118,392
Marathon Petroleum Corp.	6,391	745,191
Ovintiv, Inc.	2,418	92,053
Phillips 66	3,490	332,876
Pioneer Natural Resources Co.	2,541	526,444
Williams Cos., Inc.	12,698	414,336
		7,832,343
PASSENGER AIRLINES — 0.1%
Delta Air Lines, Inc. (a)	1,605	76,301
Southwest Airlines Co.	1,275	46,168
		122,469
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	2,577	506,071
PHARMACEUTICALS — 2.1%
Johnson & Johnson	26,403	4,370,225
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	3,700	813,223
Clarivate PLC (a)	3,300	31,449
Jacobs Solutions, Inc.	1,422	169,062
Leidos Holdings, Inc.	1,249	110,512
Robert Half International, Inc.	1,475	110,949
Verisk Analytics, Inc.	1,733	391,710
		1,626,905
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	3,014	243,260
Zillow Group, Inc. Class C (a)	1,532	76,998
		320,258
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	2,855	101,210
AvalonBay Communities, Inc. REIT	1,707	323,084
Camden Property Trust REIT	1,146	124,765
Invitation Homes, Inc. REIT	6,142	211,285
Sun Communities, Inc. REIT	1,273	166,075
		926,419
RETAIL REITs — 0.3%
Realty Income Corp. REIT	8,018	479,396
Regency Centers Corp. REIT	1,925	118,908
		598,304
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Analog Devices, Inc.	21,300	4,149,453
SOFTWARE — 10.0%
Ceridian HCM Holding, Inc. (a)	1,893	126,774
Intuit, Inc.	13,349	6,116,379
Microsoft Corp.	28,177	9,595,396
ServiceNow, Inc. (a)	7,827	4,398,539
Security Description	Shares	Value
Tyler Technologies, Inc. (a)	1,711	$ 712,580
		20,949,668
SPECIALIZED REITs — 0.7%
Digital Realty Trust, Inc. REIT	2,952	336,144
Extra Space Storage, Inc. REIT	1,200	178,620
Gaming & Leisure Properties, Inc. REIT	2,329	112,864
Iron Mountain, Inc. REIT	2,971	168,812
Public Storage REIT	1,703	497,072
Weyerhaeuser Co. REIT	8,108	271,699
		1,565,211
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	574	40,352
AutoZone, Inc. (a)	263	655,754
Bath & Body Works, Inc.	3,234	121,275
Best Buy Co., Inc.	2,676	219,298
Burlington Stores, Inc. (a)	917	144,327
Lowe's Cos., Inc.	6,628	1,495,939
TJX Cos., Inc.	18,323	1,553,607
Tractor Supply Co.	1,706	377,197
Ulta Beauty, Inc. (a)	768	361,417
		4,969,166
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.3%
Apple, Inc.	51,205	9,932,234
HP, Inc.	39,359	1,208,715
		11,140,949
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	420	221,617
Lululemon Athletica, Inc. (a)	1,737	657,455
		879,072
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson PLC	1,830	287,877
W.W. Grainger, Inc.	522	411,644
		699,521
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,988	283,787
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc. (a)	6,062	842,012
TOTAL COMMON STOCKS (Cost $187,295,534)		208,761,025

See accompanying notes to financial statements.
120

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d) (Cost $228,712)	228,692	$ 228,738
TOTAL INVESTMENTS — 99.9% (Cost $187,524,246)		208,989,763
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		113,137
NET ASSETS — 100.0%		$ 209,102,900

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
121

SPDR MSCI USA GENDER DIVERSITY ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	09/15/2023	$217,464	$224,410	$6,946

During the period ended June 30, 2023, average notional value related to futures contracts was $690,750.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$208,761,025	$—	$—	$208,761,025
Short-Term Investment	228,738	—	—	228,738
TOTAL INVESTMENTS	$208,989,763	$—	$—	$208,989,763
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 6,946	$—	$—	$ 6,946
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,946	$—	$—	$ 6,946

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	—	$ —	$ 344,440	$ 376,974	$32,534	$ —	—	$ —	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	565,952	565,896	7,449,278	7,786,851	388	27	228,692	228,738	23,402
State Street Navigator Securities Lending Portfolio II	2,005,281	2,005,281	21,351,123	23,356,404	—	—	—	—	12,851
Total		$2,571,177	$29,144,841	$31,520,229	$32,922	$27		$228,738	$36,253
See accompanying notes to financial statements.
122

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
BANKS — 38.9%
Associated Banc-Corp. 5 Year CMT + 2.81% 6.63%, 3/1/2033	$ 162,282	$ 3,323,535
Bank of America Corp.:
3 Month USD LIBOR + 0.50%, 5.88%, 7/31/2023 (a)	76,749	1,539,585
3 Month USD LIBOR + 0.65%, 6.15%, 7/31/2023 (a)	54,943	1,056,004
3 Month USD LIBOR + 0.35%, 5.90%, 8/15/2023 (a) (b)	57,618	1,186,931
6.00%, 7/31/2023 (b)	248,840	6,216,023
5.88%, 7/31/2023 (b)	157,098	3,875,608
3 Month USD LIBOR + 1.33%, 6.45%, 12/15/2066 (a) (b)	193,797	4,910,816
5.38%, 6/25/2024 (b)	254,714	5,858,422
5.00%, 9/17/2024 (b)	240,140	5,232,651
4.38%, 11/3/2025 (b)	198,377	3,781,066
4.13%, 2/2/2026 (b)	166,452	3,049,401
4.25%, 11/17/2026 (b)	239,361	4,476,051
4.75%, 2/17/2027 (b)	124,718	2,565,449
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 11.64%, 10/30/2040 (a)	1,194,989	34,009,387
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2025	238,606	4,399,895
Series D, COR, 6.35%, 4/6/2024 (a)	158,925	3,648,918
Fifth Third Bancorp:
3 Month USD LIBOR + 3.71%, 6.63%, 12/31/2023 (a) (b)	238,840	5,978,165
4.95%, 9/30/2024	135,242	2,960,447
Huntington Bancshares, Inc.:
4.50%, 4/15/2026	265,191	4,693,881
Class E, 6.88%, 4/15/2028 (a) (b) (c)	172,307	4,183,614
JPMorgan Chase & Co.:
5.75%, 12/1/2023 (b)	338,599	8,512,379
6.00%, 3/1/2024 (b)	369,279	9,394,458
4.75%, 12/1/2024 (b)	179,653	3,849,964
4.55%, 6/1/2026 (b)	299,411	6,006,185
4.63%, 6/1/2026 (b)	369,279	7,562,834
4.20%, 9/1/2026 (b)	399,234	7,701,224
KeyCorp:
3 Month USD LIBOR + 3.89%, 6.13%, 12/15/2026 (a)	265,323	5,309,113
5.65%, 12/15/2023 (b)	225,319	4,163,895
5.63%, 9/15/2024 (b)	238,605	4,340,225
Security Description	Shares	Value
5 Year CMT + 3.13%, 6.20%, 12/15/2027 (a) (b)	$ 318,505	$ 6,077,075
Morgan Stanley:
3 Month USD LIBOR + 0.70%, 5.96%, 7/31/2023 (a)	265,171	5,701,176
3 Month USD LIBOR + 3.94%, 6.88%, 1/15/2024 (a)	204,855	5,186,929
3 Month USD LIBOR + 3.71%, 6.38%, 10/15/2024 (a)	241,106	5,916,741
3 Month USD LIBOR + 4.32%, 7.13%, 10/15/2023 (a) (b)	207,880	5,226,103
3 Month USD LIBOR + 3.49%, 5.85%, 4/15/2027 (a) (b)	241,070	5,667,556
4.88%, 1/15/2025 (b)	122,576	2,723,639
4.25%, 1/15/2027 (b)	313,412	5,829,463
6.50%, 10/15/2027	241,138	6,259,942
Northern Trust Corp. 4.70%, 1/1/2025	212,084	4,415,589
Regions Financial Corp.:
3 Month USD LIBOR + 3.54%, 6.38%, 9/15/2024 (a)	265,405	6,059,196
3 Month USD LIBOR + 3.15%, 5.70%, 5/15/2029 (a)	265,326	5,425,917
4.45%, 6/15/2026 (b)	211,894	3,547,106
State Street Corp.:
3 Month USD LIBOR + 3.11%, 5.90%, 3/15/2024 (a) (b) (d) (e)	398,559	10,139,341
3 Month USD LIBOR + 3.71%, 5.35%, 3/15/2026 (a) (b) (d)	265,418	6,093,997
Truist Financial Corp.:
5.25%, 6/1/2025 (b)	305,312	6,912,264
4.75%, 9/1/2025 (b)	491,533	9,869,983
U.S. Bancorp:
3 Month USD LIBOR + 0.60%, 5.86%, 7/31/2023 (a)	531,370	9,469,013
5.50%, 10/15/2023 (b)	305,339	6,946,462
3.75%, 1/15/2026 (b)	265,088	4,278,520
4.00%, 4/15/2026 (b)	398,218	6,702,009
4.50%, 4/15/2027 (b)	238,644	4,558,100
Wells Fargo & Co.:
3 Month USD LIBOR + 3.69%, 6.63%, 3/15/2024 (a) (e)	203,322	5,125,748
3 Month USD LIBOR + 3.09%, 5.85%, 9/15/2023 (a) (e)	412,338	10,312,573
5.63%, 9/15/2023 (b)	167,232	3,866,404
4.75%, 3/15/2025	480,958	9,157,440

See accompanying notes to financial statements.
123

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
4.70%, 12/15/2025	$ 283,218	$ 5,222,540
4.38%, 3/15/2026	254,166	4,437,738
Class A, 4.25%, 9/15/2026	302,594	5,162,254
		340,076,944
DIVERSIFIED FINANCIAL SERVICES — 9.5%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	158,904	3,511,778
4.75%, 9/30/2060	148,742	2,641,658
Apollo Asset Management, Inc.:
6.38%, 7/31/2023	148,742	3,483,538
6.38%, 7/31/2023	158,922	3,613,886
Brookfield Finance, Inc. 4.63%, 10/16/2080 (b)	216,362	3,548,337
Capital One Financial Corp.:
5.00%, 12/1/2024	797,583	15,497,038
4.80%, 6/1/2025 (b)	664,450	12,186,013
4.38%, 9/1/2026	358,253	5,868,184
4.25%, 9/1/2026	225,167	3,620,685
Carlyle Finance LLC 4.63%, 5/15/2061	265,205	4,808,167
Charles Schwab Corp.:
5.95%, 9/1/2023	398,542	9,963,550
4.45%, 6/1/2026 (b)	318,511	6,274,667
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	265,195	4,754,946
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35%, 9/15/2029 (a)	158,927	3,539,304
		83,311,751
ELECTRIC — 14.8%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	162,282	2,823,707
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	189,316	2,949,543
4.88%, 12/9/2026	140,644	2,354,381
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	135,242	2,507,387
CMS Energy Corp.:
5.88%, 10/15/2078	148,331	3,555,494
5.88%, 3/1/2079	334,645	8,148,606
DTE Energy Co.:
5.25%, 12/1/2077	212,186	5,050,027
4.38%, 12/1/2081	151,456	3,206,323
Duke Energy Corp.:
5.63%, 9/15/2078	265,454	6,702,713
5.75%, 6/15/2024	531,616	13,184,077
Entergy Arkansas LLC 4.88%, 9/1/2066 (b)	217,466	4,871,238
Entergy Louisiana LLC 4.88%, 9/1/2066	146,051	3,255,477
Entergy Mississippi LLC 4.90%, 10/1/2066	140,644	3,132,142
Security Description	Shares	Value
Georgia Power Co. 5.00%, 10/1/2077	$ 146,051	$ 3,629,367
National Rural Utilities Cooperative Finance Corp. 5.50%, 5/15/2064 (b)	135,242	3,278,266
NextEra Energy Capital Holdings, Inc. 5.65%, 3/1/2079	365,274	9,303,529
SCE Trust III Series H, 3 Month USD LIBOR + 2.99% 5.75%, 3/15/2024 (a)	148,742	3,429,990
SCE Trust IV Series J, 3 Month USD LIBOR + 3.13% 5.38%, 9/15/2025 (a)	175,793	3,473,670
SCE Trust V Series K, 3 Month USD LIBOR + 3.79% 5.45%, 3/15/2026 (a)	158,912	3,540,559
SCE Trust VI 5.00%, 7/31/2023	251,966	4,973,809
Sempra Energy 5.75%, 7/1/2079	402,508	9,700,443
Southern Co.:
5.25%, 12/1/2077	238,829	5,934,901
4.95%, 1/30/2080	531,549	12,209,681
4.20%, 10/15/2060	398,394	8,362,290
		129,577,620
GAS — 1.2%
NiSource, Inc. 5 Year CMT + 3.63% 6.50%, 3/15/2024 (a) (b)	265,468	6,687,139
Spire, Inc. 5.90%, 8/15/2024 (b)	135,242	3,408,098
		10,095,237
INSURANCE — 25.5%
AEGON Funding Co. LLC 5.10%, 12/15/2049	491,581	10,426,433
Allstate Corp.:
3 Month USD LIBOR + 3.17%, 8.43%, 1/15/2053 (a)	265,481	6,655,609
5.10%, 10/15/2024	611,387	13,450,514
4.75%, 1/15/2025	162,282	3,456,607
Series J, 7.38%,	321,419	8,591,530
Arch Capital Group Ltd.:
5.45%, 7/31/2023 (b)	174,900	3,952,740
4.55%, 6/11/2026 (b)	265,241	5,055,493
Assurant, Inc. 5.25%, 1/15/2061	135,242	2,550,664
Athene Holding Ltd.:
3 month USD LIBOR + 4.25%, 6.35%, 6/30/2029 (a)	458,296	9,624,216
5.63%, 9/30/2024 (b)	182,773	3,534,830

See accompanying notes to financial statements.
124

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
5 Year CMT + 5.97%, 6.38%, 6/30/2025 (a) (b)	$ 318,636	$ 7,446,523
4.88%, 12/30/2025 (b)	305,015	4,971,745
5 Year CMT + 3.96%, 7.75%, 12/30/2027 (a)	265,430	6,343,777
Axis Capital Holdings Ltd. 5.50%, 7/31/2023	291,942	5,990,650
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	198,847	4,406,450
6.60%, 3/25/2024	225,441	4,885,306
6.75%, 6/25/2025	213,519	4,966,452
5.38%, 12/25/2025 (b)	305,046	5,088,167
4.63%, 12/25/2026	189,316	2,707,219
Enstar Group Ltd. Series D, COR 7.00%, (a)	214,279	4,887,704
Equitable Holdings, Inc.:
5.25%, 12/15/2024	425,003	8,495,810
4.30%, 3/15/2026	162,282	2,615,986
Globe Life, Inc. 4.25%, 6/15/2061	175,793	3,456,090
Hartford Financial Services Group, Inc. 6.00%, 11/15/2023	182,960	4,641,695
Lincoln National Corp. 9.00%, 12/1/2027 (b)	265,507	7,136,828
MetLife, Inc.:
3 Month USD LIBOR + 1.00%, 6.55%, 7/31/2023 (a)	318,628	7,191,434
5.63%, 7/31/2023	427,810	10,575,463
4.75%, 3/15/2025 (b)	531,502	11,267,842
Prudential Financial, Inc.:
5.63%, 8/15/2058 (b)	300,059	7,471,469
4.13%, 9/1/2060 (b)	265,288	5,287,190
5.95%, 9/1/2062 (b)	159,001	3,994,105
Reinsurance Group of America, Inc.:
3 Month USD LIBOR + 4.04%, 5.75%, 6/15/2056 (a)	212,232	5,290,944
5 year CMT + 3.46%, 7.13%, 10/15/2052 (a)	371,950	9,469,847
RenaissanceRe Holdings Ltd.:
5.75%, 7/31/2023 (b)	135,242	3,076,756
4.20%, 7/15/2026	265,179	4,746,704
W R Berkley Corp.:
5.10%, 12/30/2059	162,282	3,633,494
4.25%, 9/30/2060 (b)	135,242	2,676,439
4.13%, 3/30/2061	162,282	3,119,060
		223,139,785
REAL ESTATE INVESTMENT TRUSTS — 5.6%
Digital Realty Trust, Inc. 5.20%, 10/10/2024	182,839	3,942,009
Kimco Realty Corp. Class M, , 5.25%, 7/31/2023 (b)	138,538	3,390,025
Security Description	Shares	Value
Public Storage:
5.15%, 7/31/2023	$ 148,340	$ 3,677,349
5.05%, 7/31/2023	158,983	3,939,599
5.60%, 3/11/2024 (b)	151,026	3,890,430
4.88%, 9/12/2024 (b)	167,592	3,926,680
4.70%, 11/15/2024	139,963	3,150,567
4.63%, 6/17/2025 (b)	299,961	6,608,141
3.88%, 10/6/2025	152,805	2,854,397
4.00%, 6/16/2026 (b)	320,463	6,226,596
4.00%, 11/19/2026 (b)	230,618	4,370,211
4.10%, 1/13/2027	135,242	2,629,104
		48,605,108
SOVEREIGN — 0.3%
Tennessee Valley Authority 30 Year CMT + 0.94% 2.13%, 6/1/2028 (a)	138,719	3,029,623
TELECOMMUNICATIONS — 3.2%
AT&T, Inc.:
5.35%, 11/1/2066	703,255	16,878,120
5.63%, 8/1/2067	438,457	11,018,424
		27,896,544
TOTAL PREFERRED STOCKS (Cost $1,031,244,796)		865,732,612
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f) (g)	7,503,450	7,504,951
State Street Navigator Securities Lending Portfolio II (d) (h)	34,870,137	34,870,137
TOTAL SHORT-TERM INVESTMENTS (Cost $42,375,066)		42,375,088
TOTAL INVESTMENTS — 103.8% (Cost $1,073,619,862)		908,107,700
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(33,498,947)
NET ASSETS — 100.0%		$ 874,608,753
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Non-income producing security.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
125

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$865,732,612	$—	$—	$865,732,612
Short-Term Investments	42,375,088	—	—	42,375,088
TOTAL INVESTMENTS	$908,107,700	$—	$—	$908,107,700

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
Apollo Asset Management, Inc.	343,313	$ 8,432,063	$ 1,999,958	$ 2,752,791	$ (171,127)	$ —*	—	$ —*	$ 550,074
Athene Holding, Ltd.	1,419,594	32,483,230	16,440,237	12,331,943	(1,394,068)	—*	—	—*	2,423,520
Bank of America Corp.	2,182,321	46,338,380	9,869,726	17,406,143	(1,565,779)	—*	—	—*	2,641,761
Brighthouse Financial, Inc.	1,042,817	22,004,930	5,335,573	7,256,119	(891,119)	—*	—	—*	1,536,242
Capital One Financial Corp.	2,297,375	44,183,755	10,742,471	15,125,043	(1,780,251)	—*	—	—*	2,733,169
First Republic Bank	2,048,094	37,694,257	7,107,379	17,582,464	(41,596,640)	—*	—	—*	1,720,388
Morgan Stanley	2,252,737	50,940,909	11,351,912	26,050,578	(2,746,872)	—*	—	—*	2,662,819
Public Storage	2,134,550	44,988,797	10,478,773	15,419,272	(829,956)	—*	—	—*	2,437,195
State Street Corp.	745,589	18,551,746	4,461,956	6,407,340	(286,571)	(86,453)	663,977	16,233,338	1,064,270
State Street Institutional Liquid Reserves Fund, Premier Class	7,520,438	7,519,686	133,515,239	133,534,036	3,853	209	7,503,450	7,504,951	244,554
State Street Navigator Securities Lending Portfolio II	91,699,346	91,699,346	260,021,196	316,850,405	—	—	34,870,137	34,870,137	1,375,301
U.S. Bancorp	1,953,967	38,833,368	9,153,606	13,068,272	(1,241,297)	—*	—	—*	2,209,594
Wells Fargo & Co.	2,511,120	52,223,132	14,281,104	22,607,711	(2,171,475)	—*	—	—*	3,082,348
Total		$495,893,599	$494,759,130	$ 606,392,117	$(54,671,302)	$(86,244)		$58,608,426	$24,681,235
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2023.
*	As of June 30, 2023, no longer an affiliate.
See accompanying notes to financial statements.
126

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127

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 101,498,996	$150,828,552	$978,169,091
Investments in affiliated issuers, at value	10,253,892	1,575,070	3,688,685
Total Investments	111,752,888	152,403,622	981,857,776
Foreign currency, at value	—	382,913	—
Net cash at broker	—	30,999	—
Cash	5	—	51
Receivable from broker — accumulated variation margin on futures contracts	—	24,319	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	70,504	348,297	681,628
Dividends receivable — affiliated issuers	197	2,463	14,951
Securities lending income receivable — unaffiliated issuers	2,765	699	4
Securities lending income receivable — affiliated issuers	13,095	740	618
Receivable for foreign taxes recoverable	—	91,069	581
TOTAL ASSETS	111,839,454	153,285,121	982,555,609
LIABILITIES
Payable upon return of securities loaned	10,188,413	1,344,508	1,105,870
Payable for fund shares repurchased	612	—	—
Deferred foreign taxes payable	—	25,081	—
Advisory fee payable	35,490	60,535	118,805
Trustees’ fees and expenses payable	45	39	362
TOTAL LIABILITIES	10,224,560	1,430,163	1,225,037
NET ASSETS	$ 101,614,894	$151,854,958	$981,330,572
NET ASSETS CONSIST OF:
Paid-in Capital	$ 240,871,189	$141,898,712	$919,580,908
Total distributable earnings (loss)**	(139,256,295)	9,956,246	61,749,664
NET ASSETS	$ 101,614,894	$151,854,958	$981,330,572
NET ASSET VALUE PER SHARE
Net asset value per share	$ 131.97	$ 112.45	$ 122.97
Shares outstanding (unlimited amount authorized, $0.01 par value)	770,000	1,350,464	7,980,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 122,970,118	$125,870,198	$857,364,003
Investments in affiliated issuers	10,253,892	1,575,070	3,687,181
Total cost of investments	$ 133,224,010	$127,445,268	$861,051,184
Foreign currency, at cost	$ —	$ 384,350	$ —
* Includes investments in securities on loan, at value	$ 14,804,766	$ 3,314,736	$ 1,175,920
** Includes deferred foreign taxes	$ —	$ 25,081	$ —
See accompanying notes to financial statements.
128

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$525,515,561	$1,382,482,291	$135,295,156	$ 591,972,174	$109,591,258	$ 480,853,575
6,185,063	2,638,561	6,953,090	13,511,460	2,252,379	1,132,130
531,700,624	1,385,120,852	142,248,246	605,483,634	111,843,637	481,985,705
—	—	—	—	—	—
—	75,063	—	—	—	—
—	11	51	1,342	—	184
—	74,388	—	—	—	—
—	—	—	—	—	2,483
89,811	860,199	69,120	211,331	31,331	387,963
2,340	18,704	20,035	3,593	146	2,312
541	64	98	1,101	1,380	498
796	14	846	12,023	4,720	486
21,081	1,943	—	—	—	—
531,815,193	1,386,151,238	142,338,396	605,713,024	111,881,214	482,379,631

5,868,997	—	4,491,999	13,379,982	2,220,400	27,150
1,941	—	—	1,655	—	—
—	—	—	—	—	—
145,987	215,203	37,407	159,788	31,156	140,453
156	497	43	161	56	218
6,017,081	215,700	4,529,449	13,541,586	2,251,612	167,821
$ 525,798,112	$1,385,935,538	$137,808,947	$ 592,171,438	$109,629,602	$ 482,211,810

$547,962,680	$1,241,195,529	$213,287,100	$ 834,410,162	$195,085,583	$ 673,736,491
(22,164,568)	144,740,009	(75,478,153)	(242,238,724)	(85,455,981)	(191,524,681)
$ 525,798,112	$1,385,935,538	$137,808,947	$ 592,171,438	$109,629,602	$ 482,211,810

$ 139.47	$ 36.18	$ 84.81	$ 98.29	$ 93.70	$ 40.87
3,770,012	38,310,000	1,625,000	6,025,000	1,170,000	11,800,000

$431,561,915	$1,218,539,880	$142,898,386	$ 593,560,927	$ 111,663,523	$ 522,386,766
6,185,062	2,722,997	7,225,217	13,511,460	2,252,379	1,132,125
$437,746,977	$1,221,262,877	$150,123,603	$ 607,072,387	$ 113,915,902	$ 523,518,891
$ —	$ —	$ —	$ —	$ —	$ —
$ 30,629,134	$ —	$ 5,020,280	$ 25,179,756	$ 9,081,234	$ 4,715,021
$ —	$ —	$ —	$ —	$ —	$ —
129

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2023

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 23,363,898	$ 1,800,587,748	$ 278,431,022
Investments in affiliated issuers, at value	1,561,616	107,768,011	18,762,509
Total Investments	24,925,514	1,908,355,759	297,193,531
Cash	—	163	5,212
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	1,776	—
Dividends receivable — unaffiliated issuers	—	1,105,776	67,536
Dividends receivable — affiliated issuers	19	11,229	1,832
Securities lending income receivable — unaffiliated issuers	125	9,457	13
Securities lending income receivable — affiliated issuers	1,596	29,661	4,672
TOTAL ASSETS	24,927,254	1,909,513,821	297,272,796
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	1,556,526	105,386,834	18,618,135
Payable for investments purchased	—	—	5,210
Payable for fund shares repurchased	—	—	—
Advisory fee payable	6,433	519,181	78,609
Trustees’ fees and expenses payable	10	793	117
TOTAL LIABILITIES	1,562,969	105,906,808	18,702,071
NET ASSETS	$ 23,364,285	$ 1,803,607,013	$ 278,570,725
NET ASSETS CONSIST OF:
Paid-in Capital	$ 66,104,355	$ 3,908,102,571	$ 931,931,532
Total distributable earnings (loss)	(42,740,070)	(2,104,495,558)	(653,360,807)
NET ASSETS	$ 23,364,285	$ 1,803,607,013	$ 278,570,725
NET ASSET VALUE PER SHARE
Net asset value per share	$ 77.88	$ 50.81	$ 78.14
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	35,500,230	3,565,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 27,022,827	$ 2,054,983,874	$ 299,773,038
Investments in affiliated issuers	1,561,616	107,768,010	18,762,503
Total cost of investments	$ 28,584,443	$ 2,162,751,884	$ 318,535,541
* Includes investments in securities on loan, at value	$ 2,025,671	$ 144,082,981	$ 18,694,864
See accompanying notes to financial statements.
130

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 221,413,070	$ 477,536,456	$1,586,863,050	$ 306,251,034	$ 62,058,500	$ 245,931,709
8,402,350	27,171,860	52,582,907	16,062,423	4,409,732	8,644,828
229,815,420	504,708,316	1,639,445,957	322,313,457	66,468,232	254,576,537
11	30,091	10,853	—	—	—
—	—	—	1,522,005	—	—
—	507	—	19,063	—	—
65,424	323,756	279,444	9,429	7,892	122,684
1,305	2,344	4,612	2,728	356	1,029
3,009	422	4,952	3,586	395	863
24,800	37,487	11,331	58,137	615	3,041
229,909,969	505,102,923	1,639,757,149	323,928,405	66,477,490	254,704,154

—	—	—	1,494,048	—	—
8,279,078	26,800,198	51,684,456	15,891,536	4,351,082	8,548,494
—	—	—	27,914	—	—
—	—	283	—	—	147
64,953	133,241	447,945	82,169	17,281	64,693
89	170	409	85	29	195
8,344,120	26,933,609	52,133,093	17,495,752	4,368,392	8,613,529
$ 221,565,849	$ 478,169,314	$1,587,624,056	$ 306,432,653	$ 62,109,098	$ 246,090,625

$ 668,731,775	$1,174,859,336	$1,755,924,145	$ 447,105,423	$119,836,634	$ 456,772,734
(447,165,926)	(696,690,022)	(168,300,089)	(140,672,770)	(57,727,536)	(210,682,109)
$ 221,565,849	$ 478,169,314	$1,587,624,056	$ 306,432,653	$ 62,109,098	$ 246,090,625

$ 41.03	$ 63.75	$ 221.27	$ 133.23	$ 77.64	$ 83.70
5,400,270	7,500,226	7,175,000	2,300,000	800,000	2,940,000

$ 240,578,824	$ 534,520,983	$1,551,526,796	$ 329,805,958	$ 72,067,177	$ 281,936,191
8,402,338	27,171,851	52,582,876	16,062,406	4,409,730	8,644,827
$ 248,981,162	$ 561,692,834	$1,604,109,672	$ 345,868,364	$ 76,476,907	$ 290,581,018
$ 18,201,070	$ 45,285,370	$ 84,390,585	$ 32,612,496	$ 8,798,699	$ 14,157,885
131

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2023

	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$208,761,025	$ 849,499,274
Investments in affiliated issuers, at value	228,738	58,608,426
Total Investments	208,989,763	908,107,700
Net cash at broker	8,009	—
Cash	7	6,742
Receivable from broker — accumulated variation margin on futures contracts	6,948	—
Receivable for investments sold	—	12,196,738
Dividends receivable — unaffiliated issuers	130,072	2,907,244
Dividends receivable — affiliated issuers	1,741	20,485
Securities lending income receivable — unaffiliated issuers	—	5,181
Securities lending income receivable — affiliated issuers	3	70,187
TOTAL ASSETS	209,136,543	923,314,277
LIABILITIES
Payable upon return of securities loaned	—	34,870,137
Payable for investments purchased	—	13,482,984
Payable for fund shares repurchased	—	18,835
Advisory fee payable	33,554	333,135
Trustees’ fees and expenses payable	89	433
TOTAL LIABILITIES	33,643	48,705,524
NET ASSETS	$209,102,900	$ 874,608,753
NET ASSETS CONSIST OF:
Paid-in Capital	$272,718,129	$ 1,211,099,071
Total distributable earnings (loss)	(63,615,229)	(336,490,318)
NET ASSETS	$209,102,900	$ 874,608,753
NET ASSET VALUE PER SHARE
Net asset value per share	$ 88.04	$ 33.51
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,375,000	26,100,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$187,295,534	$1,012,883,625
Investments in affiliated issuers	228,712	60,736,237
Total cost of investments	$187,524,246	$1,073,619,862
* Includes investments in securities on loan, at value	$ —	$ 40,876,940
See accompanying notes to financial statements.
132

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133

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 227,734	$ 4,278,434	$ 16,800,170
Dividend income — affiliated issuers	3,487	9,576	73,990
Unaffiliated securities lending income	19,794	3,299	183
Affiliated securities lending income	286,878	10,324	13,987
Foreign taxes withheld	—	(280,358)	(5,832)
TOTAL INVESTMENT INCOME (LOSS)	537,893	4,021,275	16,882,498
EXPENSES
Advisory fee	470,481	548,136	1,360,273
Trustees’ fees and expenses	1,238	1,210	10,528
Miscellaneous expenses	5,146	14,173	36,913
TOTAL EXPENSES	476,865	563,519	1,407,714
NET INVESTMENT INCOME (LOSS)	$ 61,028	$ 3,457,756	$ 15,474,784
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(82,472,679)	(3,234,311)	(22,349,830)
Investments — affiliated issuers	37	—	(4,253)
In-kind redemptions — unaffiliated issuers	249,107	3,822,959	27,762,949
In-kind redemptions — affiliated issuers	—	—	9,340
Foreign currency transactions	—	(10,136)	2
Futures contracts	—	73,307	—
Net realized gain (loss)	(82,223,535)	651,819	5,418,208
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	103,065,260	17,183,510	112,759,021
Investments — affiliated issuers	—	—	95,314
Foreign currency translations	—	8,915	—
Futures contracts	—	22,632	—
Net change in unrealized appreciation/depreciation	103,065,260	17,215,057	112,854,335
NET REALIZED AND UNREALIZED GAIN (LOSS)	20,841,725	17,866,876	118,272,543
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 20,902,753	$21,324,632	$133,747,327
* Includes foreign capital gain taxes	$ —	$ (1)	$ —
** Includes foreign deferred taxes	$ —	$ (25,081)	$ —
See accompanying notes to financial statements.
134

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 4,097,272	$ 19,950,589	$ 2,410,448	$ 1,246,132	$ 582,553	$ 11,162,936
20,663	111,469	75,297	20,910	9,218	20,876
1,035	5,093	811	39,760	11,901	2,074
6,733	2,666	41,776	250,581	47,809	38,197
(71,536)	(5,590)	—	—	—	—
4,054,167	20,064,227	2,528,332	1,557,383	651,481	11,224,083

1,439,283	2,501,951	375,509	1,584,018	412,328	1,770,258
4,763	14,802	1,262	4,953	1,396	5,979
21,455	52,433	4,300	17,907	5,233	21,760
1,465,501	2,569,186	381,071	1,606,878	418,957	1,797,997
$ 2,588,666	$ 17,495,041	$ 2,147,261	$ (49,495)	$ 232,524	$ 9,426,086

(48,950,504)	(8,448,821)	(16,640,572)	(76,647,110)	(28,675,545)	(37,299,283)
(5)	(26,253)	(146,209)	639	47	(11)
10,918,283	97,003,030	1,153,502	23,610,218	8,441,923	35,854,870
—	27,657	29,936	—	—	—
—	—	—	—	—	—
—	230,938	—	—	—	—
(38,032,226)	88,786,551	(15,603,343)	(53,036,253)	(20,233,575)	(1,444,424)

172,586,042	117,386,486	30,268,305	111,306,985	29,915,417	18,911,911
1	149,185	398,260	814	—	22
—	—	—	—	—	—
—	52,525	—	—	—	—
172,586,043	117,588,196	30,666,565	111,307,799	29,915,417	18,911,933
134,553,817	206,374,747	15,063,222	58,271,546	9,681,842	17,467,509
$137,142,483	$223,869,788	$ 17,210,483	$ 58,222,051	$ 9,914,366	$ 26,893,595
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ —	$ —	$ —
135

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2023

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 31,122	$ 41,059,473	$ 2,387,128
Dividend income — affiliated issuers	584	80,971	9,486
Unaffiliated securities lending income	4,517	86,018	4,852
Affiliated securities lending income	13,495	373,166	55,207
Foreign taxes withheld	—	—	(1,762)
TOTAL INVESTMENT INCOME (LOSS)	49,718	41,599,628	2,454,911
EXPENSES
Advisory fee	81,971	7,119,348	1,129,627
Trustees’ fees and expenses	288	26,567	3,849
Miscellaneous expenses	1,176	80,985	10,521
TOTAL EXPENSES	83,435	7,226,900	1,143,997
NET INVESTMENT INCOME (LOSS)	$ (33,717)	$ 34,372,728	$ 1,310,914
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,356,848)	(219,606,396)	(29,447,142)
Investments — affiliated issuers	9	(100,460,331)	31
In-kind redemptions — unaffiliated issuers	552,831	187,521,942	50,650,295
Net realized gain (loss)	(18,804,008)	(132,544,785)	21,203,184
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	19,530,663	193,336,523	21,746,322
Investments — affiliated issuers	2	171,809,386	3
Net change in unrealized appreciation/depreciation	19,530,665	365,145,909	21,746,325
NET REALIZED AND UNREALIZED GAIN (LOSS)	726,657	232,601,124	42,949,509
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 692,940	$ 266,973,852	$ 44,260,423
See accompanying notes to financial statements.
136

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 2,302,783	$ 7,228,714	$ 8,310,553	$ 781,571	$ 679,697
19,059	14,534	53,634	10,955	3,814
30,747	33,002	58,202	43,570	4,377
1,182,221	1,735,594	800,861	466,691	23,531
—	—	(109,182)	—	—
3,534,810	9,011,844	9,114,068	1,302,787	711,419

759,795	1,363,923	4,237,026	782,898	225,887
2,508	4,306	13,254	2,489	788
9,689	15,914	45,832	9,507	2,630
771,992	1,384,143	4,296,112	794,894	229,305
$ 2,762,818	$ 7,627,701	$ 4,817,956	$ 507,893	$ 482,114

(44,963,132)	(97,742,194)	(65,052,594)	(70,713,349)	(9,593,211)
142	(51)	246	277	58
30,096,595	70,205,563	151,230,314	4,278,518	2,715,424
(14,866,395)	(27,536,682)	86,177,966	(66,434,554)	(6,877,729)

7,097,385	62,695,909	331,180,513	109,151,223	5,239,827
12	9	27	26	5
7,097,397	62,695,918	331,180,540	109,151,249	5,239,832
(7,768,998)	35,159,236	417,358,506	42,716,695	(1,637,897)
$ (5,006,180)	$ 42,786,937	$422,176,462	$ 43,224,588	$(1,155,783)
137

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2023

	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,623,687	$ 3,624,025	$ 37,324,126
Dividend income — affiliated issuers	15,387	23,402	23,305,934
Unaffiliated securities lending income	36,442	6,414	157,904
Affiliated securities lending income	264,506	12,851	1,375,301
Foreign taxes withheld	—	(1,612)	(1,691)
TOTAL INVESTMENT INCOME (LOSS)	4,940,022	3,665,080	62,161,574
EXPENSES
Advisory fee	1,239,207	412,399	4,558,573
Trustees’ fees and expenses	5,413	2,514	12,388
Miscellaneous expenses	20,748	9,098	45,821
TOTAL EXPENSES	1,265,368	424,011	4,616,782
NET INVESTMENT INCOME (LOSS)	$ 3,674,654	$ 3,241,069	$ 57,544,792
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(43,838,912)	(61,904,302)	(31,734,267)
Investments — affiliated issuers	(348)	1,055	(51,792,737)
In-kind redemptions — unaffiliated issuers	(31,454,855)	23,146,648	(2,796,248)
In-kind redemptions — affiliated issuers	—	31,867	(2,878,565)
Futures contracts	—	19,913	—
Net realized gain (loss)	(75,294,115)	(38,704,819)	(89,201,817)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	141,836,577	68,406,504	(65,553,156)
Investments — affiliated issuers	1	27	88,354,834
Futures contracts	—	5,393	—
Net change in unrealized appreciation/depreciation	141,836,578	68,411,924	22,801,678
NET REALIZED AND UNREALIZED GAIN (LOSS)	66,542,463	29,707,105	(66,400,139)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 70,217,117	$ 32,948,174	$ (8,855,347)
See accompanying notes to financial statements.
138

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139

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 61,028	$ (717,006)	$ 3,457,756	$ 3,043,145
Net realized gain (loss)	(82,223,535)	1,892,611	651,819	(1,029,668)
Net change in unrealized appreciation/depreciation	103,065,260	(157,173,253)	17,215,057	(13,623,930)
Net increase (decrease) in net assets resulting from operations	20,902,753	(155,997,648)	21,324,632	(11,610,453)
Net equalization credits and charges	682,684	671,204	62,893	(18,618)
Distributions to shareholders	(54,537)	(73,168)	(3,436,808)	(3,329,522)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	19,438,919	118,752,843	45,093,568	14,181,701
Cost of shares redeemed	(64,908,979)	(200,669,584)	(7,139,682)	—
Net income equalization	(682,684)	(671,204)	(62,893)	18,618
Other Capital	—	—	3,252	18,542
Net increase (decrease) in net assets from beneficial interest transactions	(46,152,744)	(82,587,945)	37,894,245	14,218,861
Contribution from affiliate (Note 4)	85,506	—	—	—
Net increase (decrease) in net assets during the period	(24,536,338)	(237,987,557)	55,844,962	(739,732)
Net assets at beginning of period	126,151,232	364,138,789	96,009,996	96,749,728
NET ASSETS AT END OF PERIOD	$101,614,894	$ 126,151,232	$151,854,958	$ 96,009,996
SHARES OF BENEFICIAL INTEREST:
Shares sold	170,000	690,000	425,000	125,000
Shares redeemed	(570,000)	(1,130,000)	(75,000)	—
Net increase (decrease) from share transactions	(400,000)	(440,000)	350,000	125,000
See accompanying notes to financial statements.
140

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended(a) 6/30/23	Year Ended(a) 6/30/22

$ 15,474,784	$ 13,714,226	$ 2,588,666	$ 2,869,889	$ 17,495,041	$ 14,763,744
5,418,208	71,376,276	(38,032,226)	57,736,046	88,786,551	60,773,667
112,854,335	(156,920,464)	172,586,043	(290,607,757)	117,588,196	(242,702,773)
133,747,327	(71,829,962)	137,142,483	(230,001,822)	223,869,788	(167,165,362)
134,996	(25,831)	10,534	(73,933)	(124,028)	298,458
(15,765,919)	(13,358,259)	(2,626,826)	(2,817,346)	(17,469,327)	(14,907,245)

158,280,638	182,794,431	52,809,203	107,441,286	287,203,279	326,826,004
(109,319,107)	(238,191,762)	(45,565,665)	(202,260,122)	(269,587,035)	(137,357,120)
(134,996)	25,831	(10,534)	73,933	124,028	(298,458)
—	—	—	—	—	—
48,826,535	(55,371,500)	7,233,004	(94,744,903)	17,740,272	189,170,426
—	—	197,806	—	—	—
166,942,939	(140,585,552)	141,957,001	(327,638,004)	224,016,705	7,396,277
814,387,633	954,973,185	383,841,111	711,479,115	1,161,918,833	1,154,522,556
$ 981,330,572	$ 814,387,633	$ 525,798,112	$ 383,841,111	$1,385,935,538	$1,161,918,833

1,400,000	1,470,000	470,000	650,000	8,730,000	9,030,000
(960,000)	(1,930,000)	(425,000)	(1,400,000)	(8,220,000)	(3,900,000)
440,000	(460,000)	45,000	(750,000)	510,000	5,130,000

(a)	On January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
141

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,147,261	$ 3,612,742	$ (49,495)	$ (234,928)
Net realized gain (loss)	(15,603,343)	(5,359,636)	(53,036,253)	(6,385,020)
Net change in unrealized appreciation/depreciation	30,666,565	(52,570,378)	111,307,799	(230,958,322)
Net increase (decrease) in net assets resulting from operations	17,210,483	(54,317,272)	58,222,051	(237,578,270)
Net equalization credits and charges	13,391	617,521	(367,141)	396,833
Distributions to shareholders	(2,443,956)	(4,369,153)	(89,586)	(80,831)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	49,832,609	291,033,191	287,844,824	95,325,217
Cost of shares redeemed	(16,149,956)	(260,515,203)	(138,086,609)	(283,191,139)
Net income equalization	(13,391)	(617,521)	367,141	(396,833)
Net increase (decrease) in net assets from beneficial interest transactions	33,669,262	29,900,467	150,125,356	(188,262,755)
Net increase (decrease) in net assets during the period	48,449,180	(28,168,437)	207,890,680	(425,525,023)
Net assets at beginning of period	89,359,767	117,528,204	384,280,758	809,805,781
NET ASSETS AT END OF PERIOD	$137,808,947	$ 89,359,767	$ 592,171,438	$ 384,280,758
SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	2,875,000	3,000,000	825,000
Shares redeemed	(200,000)	(2,900,000)	(1,500,000)	(2,575,000)
Net increase (decrease) from share transactions	400,000	(25,000)	1,500,000	(1,750,000)
See accompanying notes to financial statements.
142

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 232,524	$ 229,356	$ 9,426,086	$ 8,931,328	$ (33,717)	$ 21,079
(20,233,575)	17,234,628	(1,444,424)	29,238,793	(18,804,008)	(5,205,061)
29,915,417	(61,553,044)	18,911,933	(44,334,991)	19,530,665	(28,820,186)
9,914,366	(44,089,060)	26,893,595	(6,164,870)	692,940	(34,004,168)
(5,198)	41,520	(1,236,477)	(535,793)	5,989	14,648
(237,507)	(277,297)	(8,273,364)	(8,376,046)	—	(25,401)

68,591,870	54,935,824	2,011,175,851	1,883,160,077	2,754,785	12,367,579
(58,334,040)	(134,741,835)	(2,090,655,826)	(2,015,800,697)	(6,344,364)	(23,457,495)
5,198	(41,520)	1,236,477	535,793	(5,989)	(14,648)
10,263,028	(79,847,531)	(78,243,498)	(132,104,827)	(3,595,568)	(11,104,564)
19,934,689	(124,172,368)	(60,859,744)	(147,181,536)	(2,896,639)	(45,119,485)
89,694,913	213,867,281	543,071,554	690,253,090	26,260,924	71,380,409
$109,629,602	$ 89,694,913	$ 482,211,810	$ 543,071,554	$ 23,364,285	$ 26,260,924

740,000	500,000	50,300,000	47,850,000	40,000	110,000
(660,000)	(1,280,000)	(52,850,000)	(51,400,000)	(90,000)	(150,000)
80,000	(780,000)	(2,550,000)	(3,550,000)	(50,000)	(40,000)
143

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 34,372,728	$ 20,743,573	$ 1,310,914	$ 472,888
Net realized gain (loss)	(132,544,785)	531,236,072	21,203,184	5,415,047
Net change in unrealized appreciation/depreciation	365,145,909	(645,206,718)	21,746,325	(32,542,353)
Net increase (decrease) in net assets resulting from operations	266,973,852	(93,227,073)	44,260,423	(26,654,418)
Net equalization credits and charges	(731,266)	(708,496)	(154,686)	46,979
Distributions to shareholders	(35,007,034)	(19,843,034)	(1,511,172)	(876,061)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,077,716,633	5,393,991,279	463,370,734	274,563,502
Cost of shares redeemed	(4,504,534,170)	(5,339,158,537)	(458,392,269)	(199,881,258)
Net income equalization	731,266	708,496	154,686	(46,979)
Net increase (decrease) in net assets from beneficial interest transactions	(426,086,271)	55,541,238	5,133,151	74,635,265
Net increase (decrease) in net assets during the period	(194,850,719)	(58,237,365)	47,727,716	47,151,765
Net assets at beginning of period	1,998,457,732	2,056,695,097	230,843,009	183,691,244
NET ASSETS AT END OF PERIOD	$ 1,803,607,013	$ 1,998,457,732	$ 278,570,725	$ 230,843,009
SHARES OF BENEFICIAL INTEREST:
Shares sold	81,350,000	108,850,000	6,150,000	4,050,000
Shares redeemed	(91,850,000)	(110,650,000)	(6,450,000)	(3,150,000)
Net increase (decrease) from share transactions	(10,500,000)	(1,800,000)	(300,000)	900,000
See accompanying notes to financial statements.
144

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 2,762,818	$ 2,653,542	$ 7,627,701	$ 8,547,566	$ 4,817,956	$ 3,247,741
(14,866,395)	(12,759,052)	(27,536,682)	(250,227,605)	86,177,966	94,023,237
7,097,397	(32,095,780)	62,695,918	(107,859,707)	331,180,540	(421,774,635)
(5,006,180)	(42,201,290)	42,786,937	(349,539,746)	422,176,462	(324,503,657)
(142,052)	(43,252)	(2,121,138)	(4,786,352)	130,977	30,930
(2,854,739)	(2,929,721)	(7,303,919)	(7,176,709)	(5,146,972)	(2,987,778)

210,368,702	236,052,640	7,321,895,508	13,182,150,145	853,209,738	936,570,123
(186,870,501)	(256,710,059)	(7,257,393,421)	(13,501,824,840)	(616,115,879)	(670,670,787)
142,052	43,252	2,121,138	4,786,352	(130,977)	(30,930)
23,640,253	(20,614,167)	66,623,225	(314,888,343)	236,962,882	265,868,406
15,637,282	(65,788,430)	99,985,105	(676,391,150)	654,123,349	(61,592,099)
205,928,567	271,716,997	378,184,209	1,054,575,359	933,500,707	995,092,806
$ 221,565,849	$ 205,928,567	$ 478,169,314	$ 378,184,209	$1,587,624,056	$ 933,500,707

4,950,000	4,900,000	115,550,000	161,650,000	4,300,000	4,300,000
(4,450,000)	(5,250,000)	(114,550,000)	(166,000,000)	(3,275,000)	(3,325,000)
500,000	(350,000)	1,000,000	(4,350,000)	1,025,000	975,000
145

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 507,893	$ 742,773	$ 482,114	$ 987,038
Net realized gain (loss)	(66,434,554)	14,056,671	(6,877,729)	(1,849,330)
Net change in unrealized appreciation/depreciation	109,151,249	(152,751,393)	5,239,832	(18,610,403)
Net increase (decrease) in net assets resulting from operations	43,224,588	(137,951,949)	(1,155,783)	(19,472,695)
Net equalization credits and charges	6,689	(99,044)	(16,815)	(17,318)
Distributions to shareholders	(525,743)	(639,461)	(431,082)	(1,057,495)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	97,711,281	309,989,403	34,014,221	45,273,259
Cost of shares redeemed	(43,814,300)	(488,037,518)	(24,774,551)	(54,662,087)
Net income equalization	(6,689)	99,044	16,815	17,318
Other Capital	—	2,131	—	—
Net increase (decrease) in net assets from beneficial interest transactions	53,890,292	(177,946,940)	9,256,485	(9,371,510)
Contribution from affiliate (Note 4)	—	109,302	—	—
Net increase (decrease) in net assets during the period	96,595,826	(316,528,092)	7,652,805	(29,919,018)
Net assets at beginning of period	209,836,827	526,364,919	54,456,293	84,375,311
NET ASSETS AT END OF PERIOD	$306,432,653	$ 209,836,827	$ 62,109,098	$ 54,456,293
SHARES OF BENEFICIAL INTEREST:
Shares sold	790,000	1,830,000	400,000	475,000
Shares redeemed	(380,000)	(3,010,000)	(300,000)	(600,000)
Net increase (decrease) from share transactions	410,000	(1,180,000)	100,000	(125,000)
See accompanying notes to financial statements.
146

SPDR S&P Transportation ETF		SPDR MSCI USA Gender Diversity ETF		SPDR ICE Preferred Securities ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 3,674,654	$ 3,498,846	$ 3,241,069	$ 2,906,551	$ 57,544,792	$ 63,807,029
(75,294,115)	14,511,013	(38,704,819)	29,330,725	(89,201,817)	(28,429,361)
141,836,578	(198,465,908)	68,411,924	(101,347,720)	22,801,678	(232,325,813)
70,217,117	(180,456,049)	32,948,174	(69,110,444)	(8,855,347)	(196,948,145)
248,118	(179,629)	(52,066)	(7,231)	1,395,822	1,344,104
(2,832,051)	(5,317,173)	(3,314,352)	(2,785,960)	(62,968,434)	(70,524,000)

71,287,606	895,342,793	138,927,528	158,913,926	161,593,803	162,084,165
(396,375,435)	(778,163,797)	(162,323,316)	(127,838,013)	(264,993,016)	(331,775,206)
(248,118)	179,629	52,066	7,231	(1,395,822)	(1,344,104)
—	—	—	—	—	—
(325,335,947)	117,358,625	(23,343,722)	31,083,144	(104,795,035)	(171,035,145)
—	—	—	—	—	—
(257,702,763)	(68,594,226)	6,238,034	(40,820,491)	(175,222,994)	(437,163,186)
503,793,388	572,387,614	202,864,866	243,685,357	1,049,831,747	1,486,994,933
$ 246,090,625	$ 503,793,388	$ 209,102,900	$ 202,864,866	$ 874,608,753	$1,049,831,747

960,000	10,010,000	1,700,000	1,550,000	4,600,000	3,950,000
(5,450,000)	(9,320,000)	(2,000,000)	(1,275,000)	(7,800,000)	(8,300,000)
(4,490,000)	690,000	(300,000)	275,000	(3,200,000)	(4,350,000)
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 107.82	$ 226.17	$ 145.30	$ 105.68	$ 95.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	(0.52)	(0.59)	(0.23)	0.08
Net realized and unrealized gain (loss) (b)	23.34	(118.26)	81.84	40.41	11.66
Total from investment operations	23.40	(118.78)	81.25	40.18	11.74
Net equalization credits and charges (a)	0.72	0.49	(0.25)	(0.40)	(0.11)
Contribution from affiliate (Note 4)	0.09	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.06)	(0.06)	(0.13)	(0.16)	(0.10)
Net realized gains	—	—	—	—	(1.14)
Total distributions	(0.06)	(0.06)	(0.13)	(0.16)	(1.24)
Net asset value, end of period	$ 131.97	$ 107.82	$ 226.17	$ 145.30	$105.68
Total return (c)	22.46%(d)	(52.30)%	55.75%	37.68%	12.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$101,615	$126,151	$364,139	$148,207	$73,978
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	0.06%	(0.28)%	(0.29)%	(0.20)%	0.08%
Portfolio turnover rate (e)	68%	53%	38%	35%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an Affiliate had not made a contribution during the year ended June 30, 2023, the total return would have been 22.38%.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 95.97	$ 110.51	$ 78.00	$ 85.13	$ 82.43
Income (loss) from investment operations:
Net investment income (loss) (a)	3.24	3.32	2.22	2.07	2.15
Net realized and unrealized gain (loss) (b)	16.17	(14.31)	32.59	(7.10)	2.67
Total from investment operations	19.41	(10.99)	34.81	(5.03)	4.82
Net equalization credits and charges (a)	0.06	(0.02)	(0.03)	(0.01)	(0.02)
Contribution from affiliate	—	—	—	—	0.02
Other capital (a)	0.00(c)	0.02	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(2.99)	(3.55)	(2.27)	(2.09)	(2.12)
Net asset value, end of period	$ 112.45	$ 95.97	$ 110.51	$ 78.00	$ 85.13
Total return (d)	20.64%	(10.22)%	44.96%	(5.97)%	5.94%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$151,855	$96,010	$96,750	$78,033	$91,550
Ratios to average net assets:
Total expenses	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.15%	3.01%	2.33%	2.53%	2.60%
Portfolio turnover rate (f)	7%	12%	11%	8%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 108.01	$ 119.37	$ 88.43	$ 86.19	$ 77.65
Income (loss) from investment operations:
Net investment income (loss) (a)	1.93	1.73	1.76	1.79	1.67
Net realized and unrealized gain (loss) (b)	14.97	(11.41)	30.99	1.88	7.99
Total from investment operations	16.90	(9.68)	32.75	3.67	9.66
Net equalization credits and charges (a)	0.02	(0.00)(c)	(0.03)	0.34	0.52
Contribution from affiliate	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(1.96)	(1.68)	(1.78)	(1.77)	(1.64)
Net asset value, end of period	$ 122.97	$ 108.01	$ 119.37	$ 88.43	$ 86.19
Total return (d)	15.82%	(8.28)%	37.20%	4.53%(e)	13.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$981,331	$814,388	$954,973	$771,956	$348,228
Ratios to average net assets:
Total expenses	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.71%	1.42%	1.69%	2.02%	2.04%
Portfolio turnover rate (f)	20%	16%	18%	21%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 103.04	$ 158.99	$ 99.49	$ 72.66	$ 93.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	0.67	0.47	0.49	0.56
Net realized and unrealized gain (loss) (b)	36.39	(55.91)	59.47	26.90	(3.48)
Total from investment operations	37.09	(55.24)	59.94	27.39	(2.92)
Net equalization credits and charges (a)	0.00(c)	(0.02)	(0.01)	(0.02)	(0.07)
Contribution from affiliate (Note 4)	0.05	—	—	—	—
Other capital	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.71)	(0.69)	(0.43)	(0.54)	(0.58)
Net realized gains	—	—	—	—	(17.06)
Total distributions	(0.71)	(0.69)	(0.43)	(0.54)	(17.64)
Net asset value, end of period	$ 139.47	$ 103.04	$ 158.99	$ 99.49	$ 72.66
Total return (d)	36.24%(e)	(34.86)%	60.30%	37.85%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$525,798	$383,841	$711,479	$402,953	$428,680
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.63%	0.45%	0.35%	0.62%	0.68%
Portfolio turnover rate (f)	15%	17%	30%	20%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2023 the total return would have remained 36.19%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 30.74	$ 35.34	$ 25.46	$ 23.83	$ 21.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.45	0.42	0.40	0.43	0.39
Net realized and unrealized gain (loss) (c)	5.91	(4.62)	9.86	1.61	1.99
Total from investment operations	6.36	(4.20)	10.26	2.04	2.38
Net equalization credits and charges (b)	(0.00)(d)	0.01	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.92)	(0.41)	(0.40)	(0.43)	(0.41)
Net asset value, end of period	$ 36.18	$ 30.74	$ 35.34	$ 25.46	$ 23.83
Total return (e)	19.37%	(12.01)%	40.59%	8.770%	11.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,385,936	$1,161,919	$1,154,523	$567,579	$365,271
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.23%	0.25%	0.25%
Net expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.40%	1.16%	1.28%	1.73%	1.74%
Portfolio turnover rate (f)	2%	2%	4%	4%	6%
(a)	Effective on January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 11)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 72.95	$ 94.02	$ 56.15	$ 55.47	$ 57.92
Income (loss) from investment operations:
Net investment income (loss) (a)	1.63	1.78	1.62	1.11	0.97
Net realized and unrealized gain (loss) (b)	11.99	(21.28)	38.10	1.09	(1.91)
Total from investment operations	13.62	(19.50)	39.72	2.20	(0.94)
Net equalization credits and charges (a)	0.01	0.30	(0.17)	(0.10)	(0.22)
Distributions to shareholders from:
Net investment income	(1.77)	(1.86)	(1.68)	(1.42)	(1.29)
Net asset value, end of period	$ 84.81	$ 72.95	$ 94.02	$ 56.15	$ 55.47
Total return (c)	18.89%	(20.82)%	71.24%	3.93%	(1.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$137,809	$89,360	$117,528	$22,459	$38,829
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.00%	1.86%	2.06%	1.99%	1.75%
Portfolio turnover rate (d)	44%	26%	37%	20%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 84.92	$ 129.05	$ 89.25	$ 81.87	$ 78.23
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	(0.04)	(0.13)	(0.05)	0.11
Net realized and unrealized gain (loss) (b)	13.48	(44.14)	39.93	7.42	3.64
Total from investment operations	13.47	(44.18)	39.80	7.37	3.75
Net equalization credits and charges (a)	(0.08)	0.07	(0.00)(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.02)	(0.02)	—	(0.00)(c)	(0.11)
Net asset value, end of period	$ 98.29	$ 84.92	$ 129.05	$ 89.25	$ 81.87
Total return (d)	15.76%	(34.18)%	44.60%	9.02%	4.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$592,171	$384,281	$809,806	$513,171	$609,918
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.01)%	(0.04)%	(0.12)%	(0.06)%	0.13%
Portfolio turnover rate (e)	49%	42%	39%	25%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 82.29	$ 114.37	$ 68.05	$ 66.59	$ 69.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.16	0.22	0.22	0.23
Net realized and unrealized gain (loss) (b)	11.41	(32.08)	46.50	2.83	(2.71)
Total from investment operations	11.59	(31.92)	46.72	3.05	(2.48)
Net equalization credits and charges (a)	(0.00)(c)	0.03	(0.19)	0.15	0.00(c)
Distributions to shareholders from:
Net investment income	(0.18)	(0.19)	(0.21)	(1.74)	(0.22)
Net asset value, end of period	$ 93.70	$ 82.29	$ 114.37	$ 68.05	$ 66.59
Total return (d)	14.11%	(27.91)%	68.43%	4.68%	(3.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$109,630	$89,695	$213,867	$83,699	$90,561
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.20%	0.16%	0.24%	0.33%	0.33%
Portfolio turnover rate (e)	51%	44%	38%	25%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 37.84	$ 38.56	$ 27.34	$ 34.01	$ 29.81
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.73	0.67	0.61	0.55
Net realized and unrealized gain (loss) (b)	3.12	(0.67)	11.16	(6.65)	4.19
Total from investment operations	3.86	0.06	11.83	(6.04)	4.74
Net equalization credits and charges (a)	(0.10)	(0.04)	0.10	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(0.73)	(0.74)	(0.71)	(0.61)	(0.56)
Net asset value, end of period	$ 40.87	$ 37.84	$ 38.56	$ 27.34	$ 34.01
Total return (c)	10.01%	(0.01)%	44.04%	(17.99)%	16.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$482,212	$543,072	$690,253	$564,510	$1,066,343
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.86%	1.84%	2.04%	1.87%	1.77%
Portfolio turnover rate (d)	23%	26%	24%	19%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 75.03	$ 183.03	$101.51	$ 89.16	$ 87.63
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.10)	0.07	0.43	0.41	0.36
Net realized and unrealized gain (loss) (b)	2.93	(108.03)	81.71	12.39	2.84
Total from investment operations	2.83	(107.96)	82.14	12.80	3.20
Net equalization credits and charges (a)	0.02	0.05	(0.03)	(0.01)	(0.03)
Distributions to shareholders from:
Net investment income	—	(0.09)	(0.59)	(0.44)	(0.37)
Net realized gains	—	—	—	—	(1.27)
Total distributions	—	(0.09)	(0.59)	(0.44)	(1.64)
Net asset value, end of period	$ 77.88	$ 75.03	$183.03	$101.51	$ 89.16
Total return (c)	3.80%	(58.98)%	81.12%	14.46%	3.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,364	$ 26,261	$71,380	$24,363	$34,772
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.14)%	0.05%	0.28%	0.49%	0.41%
Portfolio turnover rate (d)	72%	54%	52%	57%	85%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 43.44	$ 43.03	$ 21.21	$ 28.38	$ 35.52
Income (loss) from investment operations:
Net investment income (loss) (a)	0.85	0.44	0.34	0.39	0.59
Net realized and unrealized gain (loss) (b)	7.42	0.41	21.77	(7.21)	(7.11)
Total from investment operations	8.27	0.85	22.11	(6.82)	(6.52)
Net equalization credits and charges (a)	(0.02)	(0.02)	0.03	0.04	0.04
Distributions to shareholders from:
Net investment income	(0.88)	(0.42)	(0.32)	(0.39)	(0.66)
Net asset value, end of period	$ 50.81	$ 43.44	$ 43.03	$ 21.21	$ 28.38
Total return (c)	19.09%	1.87%	104.87%	(23.98)%	(18.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,803,607	$1,998,458	$2,056,695	$395,524	$534,979
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.69%	0.90%	0.96%	1.58%	1.90%
Portfolio turnover rate (d)	33%	38%	44%	41%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 59.74	$ 61.95	$ 33.13	$ 96.20	$ 169.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.30	0.14	0.27	1.15	0.90
Net realized and unrealized gain (loss) (c)	18.50	(2.11)	29.51	(63.13)	(73.50)
Total from investment operations	18.80	(1.97)	29.78	(61.98)	(72.60)
Net equalization credits and charges (b)	(0.04)	0.01	(0.04)	0.07	(0.00)(d)
Other capital	—	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.36)	(0.25)	(0.92)	(1.16)	(0.90)
Net asset value, end of period	$ 78.14	$ 59.74	$ 61.95	$ 33.13	$ 96.20
Total return (e)	31.51%	(3.18)%	90.54%	(64.70)%	(42.79)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$278,571	$230,843	$183,691	$96,561	$186,698
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.41%	0.22%	0.59%	1.99%	0.73%
Portfolio turnover rate (f)	32%	38%	64%	51%	34%
(a)	On March 30, 2020, SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 42.02	$ 51.75	$ 43.09	$ 39.76	$ 42.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.56	0.25	0.27	0.24
Net realized and unrealized gain (loss) (b)	(0.93)	(9.65)	8.67	3.37	(3.17)
Total from investment operations	(0.40)	(9.09)	8.92	3.64	(2.93)
Net equalization credits and charges (a)	(0.03)	(0.01)	0.00(c)	(0.02)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.56)	(0.63)	(0.26)	(0.29)	(0.30)
Net asset value, end of period	$ 41.03	$ 42.02	$ 51.75	$ 43.09	$ 39.76
Total return (d)	(1.01)%	(17.67)%	20.76%	9.18%	(6.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$221,566	$205,929	$271,717	$243,443	$212,716
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.27%	1.21%	0.52%	0.67%	0.57%
Portfolio turnover rate (e)	53%	60%	53%	31%	42%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 58.18	$ 97.19	$ 42.87	$ 42.42	$ 48.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	0.99	0.68	0.68	0.69
Net realized and unrealized gain (loss) (b)	6.07	(37.92)	54.27	0.42	(6.18)
Total from investment operations	7.31	(36.93)	54.95	1.10	(5.49)
Net equalization credits and charges (a)	(0.34)	(0.55)	0.02	0.01	(0.00)(c)
Contribution from affiliate	—	—	0.01	—	—
Distributions to shareholders from:
Net investment income	(1.40)	(1.53)	(0.66)	(0.66)	(0.66)
Net asset value, end of period	$ 63.75	$ 58.18	$ 97.19	$ 42.87	$ 42.42
Total return (d)	12.17%	(39.02)%	128.92%(e)	2.74%	(11.33)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$478,169	$378,184	$1,054,575	$265,787	$263,038
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.96%	1.13%	0.97%	1.68%	1.47%
Portfolio turnover rate (f)	40%	39%	62%	43%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 151.79	$ 192.29	$ 112.00	$ 84.40	$ 72.31
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	0.53	0.28	0.54	0.66
Net realized and unrealized gain (loss) (b)	69.51	(40.57)	80.28	27.60	12.18
Total from investment operations	70.24	(40.04)	80.56	28.14	12.84
Net equalization credits and charges (a)	0.02	0.01	0.00(c)	(0.00)(c)	(0.03)
Distributions to shareholders from:
Net investment income	(0.78)	(0.47)	(0.27)	(0.54)	(0.72)
Net asset value, end of period	$ 221.27	$ 151.79	$ 192.29	$ 112.00	$ 84.40
Total return (d)	46.40%	(20.86)%	71.99%	33.43%	17.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,587,624	$933,501	$995,093	$498,412	$291,186
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.40%	0.26%	0.17%	0.55%	0.88%
Portfolio turnover rate (e)	31%	36%	32%	21%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 111.02	$ 171.45	$ 111.44	$ 96.24	$ 80.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.28	(0.00)(b)	0.37	0.19
Net realized and unrealized gain (loss) (c)	22.20	(60.49)	60.08	15.25	15.40
Total from investment operations	22.47	(60.21)	60.08	15.62	15.59
Net equalization credits and charges (a)	0.00(b)	(0.04)	(0.01)	(0.01)	(0.02)
Contribution from affiliate	—	0.04	—	—	—
Other capital	—	0.00(b)	—	—	—
Distributions to shareholders from:
Net investment income	(0.26)	(0.22)	(0.06)	(0.41)	(0.22)
Net asset value, end of period	$ 133.23	$ 111.02	$ 171.45	$ 111.44	$ 96.24
Total return (d)	20.27%	(35.16)%(e)	53.91%	16.34%	19.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$306,433	$209,837	$526,365	$241,825	$249,261
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.23%	0.17%	0.00%(f)	0.38%	0.21%
Portfolio turnover rate (g)	63%	46%	40%	31%	47%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 77.79	$102.27	$ 69.77	$ 67.70	$ 72.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	1.20	0.82	0.53	0.80
Net realized and unrealized gain (loss) (b)	(0.19)	(24.35)	32.25	2.15	(4.43)
Total from investment operations	0.42	(23.15)	33.07	2.68	(3.63)
Net equalization credits and charges (a)	(0.02)	(0.02)	0.24	(0.02)	(0.09)
Distributions to shareholders from:
Net investment income	(0.55)	(1.31)	(0.81)	(0.59)	(0.78)
Net asset value, end of period	$ 77.64	$ 77.79	$102.27	$ 69.77	$ 67.70
Total return (c)	0.52%	(22.87)%	48.00%	3.98%	(5.17)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$62,109	$54,456	$84,375	$48,842	$57,545
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.75%	1.28%	0.94%	0.78%	1.12%
Portfolio turnover rate (d)	40%	41%	61%	44%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
164

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 67.81	$ 84.92	$ 52.86	$ 61.22	$ 63.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	0.42	1.02	0.57	0.67
Net realized and unrealized gain (loss) (b)	15.69	(16.89)	31.84	(8.36)	(1.82)
Total from investment operations	16.44	(16.47)	32.86	(7.79)	(1.15)
Net equalization credits and charges (a)	0.05	(0.02)	0.20	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(0.60)	(0.62)	(1.00)	(0.58)	(0.71)
Net asset value, end of period	$ 83.70	$ 67.81	$ 84.92	$ 52.86	$ 61.22
Total return (c)	24.53%	(19.57)%	62.69%	(12.74)%	(1.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$246,091	$503,793	$572,388	$179,722	$148,155
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.04%	0.49%	1.35%	0.99%	1.09%
Portfolio turnover rate (d)	29%	37%	26%	29%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Gender Diversity ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 75.84	$ 101.54	$ 71.03	$ 73.74	$ 72.20
Income (loss) from investment operations:
Net investment income (loss) (a)	1.27	1.06	0.97	1.29	1.48
Net realized and unrealized gain (loss) (b)	12.27	(25.75)	30.50	(2.51)	4.78
Total from investment operations	13.54	(24.69)	31.47	(1.22)	6.26
Net equalization credits and charges (a)	(0.02)	(0.00)(c)	0.06	(0.09)	0.03
Distributions to shareholders from:
Net investment income	(1.32)	(1.01)	(1.02)	(1.40)	(1.74)
Net realized gains	—	—	—	—	(3.01)
Total distributions	(1.32)	(1.01)	(1.02)	(1.40)	(4.75)
Net asset value, end of period	$ 88.04	$ 75.84	$ 101.54	$ 71.03	$ 73.74
Total return (d)	18.02%	(24.47)%	44.60%	(1.71)%	9.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$209,103	$202,865	$243,685	$120,743	$283,882
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.57%	1.11%	1.10%	1.77%	2.06%
Portfolio turnover rate (e)	135%	43%	22%	69%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
166

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 35.83	$ 44.19	$ 41.54	$ 43.11	$ 43.29
Income (loss) from investment operations:
Net investment income (loss) (a)	1.97	1.97	2.12	2.31	2.41
Net realized and unrealized gain (loss) (b)	(2.19)	(8.21)	2.80	(1.53)	(0.02)
Total from investment operations	(0.22)	(6.24)	4.92	0.78	2.39
Net equalization credits and charges (a)	0.05	0.04	(0.03)	(0.03)	(0.01)
Contribution from affiliate	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(2.15)	(2.16)	(2.24)	(2.32)	(2.56)
Net asset value, end of period	$ 33.51	$ 35.83	$ 44.19	$ 41.54	$ 43.11
Total return (d)	(0.50)%	(14.52)%	12.01%	1.67%	5.86%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$874,609	$1,049,832	$1,486,995	$1,121,515	$829,813
Ratios to average net assets:
Total expenses	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.68%	4.82%	4.89%	5.39%	5.72%
Portfolio turnover rate (f)	19%	28%	45%	36%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
167

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of eighty-three (83) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF (Formerly, SPDR SSGA Gender Diversity Index ETF)
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF and SPDR MSCI USA Gender Diversity ETF, each of which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they
168

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
169

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactors℠ ETF which paid semi annual and SPDR ICE Preferred Securities ETF which paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are
170

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2023, the SPDR Global Dow ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF and SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$24,319	$—	$24,319
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	74,388	—	74,388
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	6,948	—	6,948
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$ 73,307	$—	$ 73,307
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	230,938	—	230,938
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	19,913	—	19,913
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$22,632	$—	$22,632
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	52,525	—	52,525
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	5,393	—	5,393
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s
171

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR MSCI USA Gender Diversity ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2023. The waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
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June 30, 2023

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2023, are disclosed in the Funds' Schedules of Investments.
During the fiscal year ended June 30, 2023, the Adviser made a contribution of $85,506 to the SPDR FactSet Innovative Technology ETF related to a trade processing matter.
During the fiscal year ended June 30, 2023, State Street made a contribution of $197,806 to the SPDR NYSE Technology ETF related to a trade processing matter.
During the fiscal year ended June 30, 2022, the Adviser made a contribution of $109,302 to the SPDR S&P Software & Services ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2023, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 72,411,425	$ 72,234,050
SPDR Global Dow ETF	10,049,751	7,780,767
SPDR MSCI USA StrategicFactorsSM ETF	193,251,678	180,760,279
SPDR NYSE Technology ETF	61,660,823	61,597,974
SPDR S&P 500 Fossil Fuel Reserves Free ETF	31,288,108	22,135,484
SPDR S&P Capital Markets ETF	47,205,998	47,290,168
SPDR S&P Health Care Equipment ETF	223,727,413	223,763,596
SPDR S&P Health Care Services ETF	59,374,437	59,254,188
SPDR S&P Insurance ETF	118,125,555	117,094,927
SPDR S&P Internet ETF	16,988,082	16,925,251
SPDR S&P Metals & Mining ETF	657,406,663	657,058,525
SPDR S&P Oil & Gas Equipment & Services ETF	102,073,130	101,652,170
SPDR S&P Pharmaceuticals ETF	114,070,662	114,159,261
173

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June 30, 2023

	Purchases	Sales
SPDR S&P Retail ETF	$161,660,827	$160,457,246
SPDR S&P Semiconductor ETF	379,175,753	376,056,628
SPDR S&P Software & Services ETF	143,334,443	143,009,641
SPDR S&P Telecom ETF	28,126,930	25,902,073
SPDR S&P Transportation ETF	103,765,557	103,221,124
SPDR MSCI USA Gender Diversity ETF	276,993,011	276,932,071
SPDR ICE Preferred Securities ETF	187,968,023	190,654,626
For the year ended June 30, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 17,097,013	$ 62,564,422	$ 249,107
SPDR Global Dow ETF	42,671,205	7,229,989	3,822,959
SPDR MSCI USA StrategicFactorsSM ETF	144,113,047	108,955,007	27,772,289
SPDR NYSE Technology ETF	52,826,316	45,595,382	10,918,283
SPDR S&P 500 Fossil Fuel Reserves Free ETF	273,543,629	264,784,018	97,030,687
SPDR S&P Capital Markets ETF	49,827,442	16,147,971	1,183,438
SPDR S&P Health Care Equipment ETF	285,622,587	135,820,954	23,610,218
SPDR S&P Health Care Services ETF	68,587,197	58,314,115	8,441,923
SPDR S&P Insurance ETF	1,712,717,363	1,792,152,628	35,854,870
SPDR S&P Internet ETF	2,755,701	6,343,754	552,831
SPDR S&P Metals & Mining ETF	3,467,676,974	3,894,226,867	187,521,942
SPDR S&P Oil & Gas Equipment & Services ETF	453,600,854	448,629,386	50,650,295
SPDR S&P Pharmaceuticals ETF	204,001,098	179,972,061	30,096,595
SPDR S&P Retail ETF	5,580,408,395	5,516,363,000	70,205,563
SPDR S&P Semiconductor ETF	835,359,226	600,987,688	151,230,314
SPDR S&P Software & Services ETF	97,343,386	43,772,095	4,278,518
SPDR S&P Telecom ETF	33,884,302	24,773,815	2,715,424
SPDR S&P Transportation ETF	66,300,717	389,503,434	(31,454,855)
SPDR MSCI USA Gender Diversity ETF	138,898,757	161,668,660	23,178,515
SPDR ICE Preferred Securities ETF	158,074,870	261,228,613	(5,674,813)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
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8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 54,537	$—	$ 54,537
SPDR Global Dow ETF	3,436,808	—	3,436,808
SPDR MSCI USA StrategicFactorsSM ETF	15,765,919	—	15,765,919
SPDR NYSE Technology ETF	2,626,826	—	2,626,826
SPDR S&P 500 Fossil Fuel Reserves Free ETF	17,469,327	—	17,469,327
SPDR S&P Capital Markets ETF	2,443,956	—	2,443,956
SPDR S&P Health Care Equipment ETF	89,586	—	89,586
SPDR S&P Health Care Services ETF	237,507	—	237,507
SPDR S&P Insurance ETF	8,273,364	—	8,273,364
SPDR S&P Metals & Mining ETF	35,007,034	—	35,007,034
SPDR S&P Oil & Gas Equipment & Services ETF	1,511,172	—	1,511,172
SPDR S&P Pharmaceuticals ETF	2,854,739	—	2,854,739
SPDR S&P Retail ETF	7,303,919	—	7,303,919
SPDR S&P Semiconductor ETF	5,146,972	—	5,146,972
SPDR S&P Software & Services ETF	525,743	—	525,743
SPDR S&P Telecom ETF	431,082	—	431,082
SPDR S&P Transportation ETF	2,832,051	—	2,832,051
SPDR MSCI USA Gender Diversity ETF	3,314,352	—	3,314,352
SPDR ICE Preferred Securities ETF	62,968,434	—	62,968,434
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 73,168	$ —	$ 73,168
SPDR Global Dow ETF	3,329,522	—	3,329,522
SPDR MSCI USA StrategicFactorsSM ETF	13,358,259	—	13,358,259
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Ordinary Income	Long-Term Capital Gains	Total
SPDR NYSE Technology ETF	$ 2,817,346	$—	$ 2,817,346
SPDR S&P 500 Fossil Fuel Reserves Free ETF	14,907,245	—	14,907,245
SPDR S&P Capital Markets ETF	4,369,153	—	4,369,153
SPDR S&P Health Care Equipment ETF	80,831	—	80,831
SPDR S&P Health Care Services ETF	277,297	—	277,297
SPDR S&P Insurance ETF	8,376,046	—	8,376,046
SPDR S&P Internet ETF	25,401	—	25,401
SPDR S&P Metals & Mining ETF	19,843,034	—	19,843,034
SPDR S&P Oil & Gas Equipment & Services ETF	876,061	—	876,061
SPDR S&P Pharmaceuticals ETF	2,929,721	—	2,929,721
SPDR S&P Retail ETF	7,176,709	—	7,176,709
SPDR S&P Semiconductor ETF	2,987,778	—	2,987,778
SPDR S&P Software & Services ETF	639,461	—	639,461
SPDR S&P Telecom ETF	1,057,495	—	1,057,495
SPDR S&P Transportation ETF	5,317,173	—	5,317,173
SPDR MSCI USA Gender Diversity ETF	2,785,960	—	2,785,960
SPDR ICE Preferred Securities ETF	70,524,000	—	70,524,000
At June 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR FactSet Innovative Technology ETF	$ 70,990	$ (117,850,641)	$—	$ (21,476,644)	$ (139,256,295)
SPDR Global Dow ETF	768,833	(14,146,070)	—	23,333,483	9,956,246
SPDR MSCI USA StrategicFactorsSM ETF	70,389	(59,012,016)	—	120,691,291	61,749,664
SPDR NYSE Technology ETF	337,420	(116,175,340)	—	93,673,352	(22,164,568)
SPDR S&P 500 Fossil Fuel Reserves Free ETF	25,714	(18,697,111)	—	163,411,406	144,740,009
SPDR S&P Capital Markets ETF	—	(67,287,057)	—	(8,191,096)	(75,478,153)
SPDR S&P Health Care Equipment ETF	—	(239,253,290)	—	(2,985,434)	(242,238,724)
SPDR S&P Health Care Services ETF	133,904	(83,102,136)	—	(2,487,749)	(85,455,981)
SPDR S&P Insurance ETF	1,708,004	(151,604,450)	—	(41,628,235)	(191,524,681)
SPDR S&P Internet ETF	—	(38,888,992)	—	(3,851,078)	(42,740,070)
SPDR S&P Metals & Mining ETF	266,233	(1,849,540,466)	—	(255,221,325)	(2,104,495,558)
SPDR S&P Oil & Gas Equipment & Services ETF	—	(631,973,741)	—	(21,387,066)	(653,360,807)
SPDR S&P Pharmaceuticals ETF	—	(427,905,332)	—	(19,260,594)	(447,165,926)
SPDR S&P Retail ETF	3,115,718	(642,597,420)	—	(57,208,320)	(696,690,022)
SPDR S&P Semiconductor ETF	8,267	(203,329,438)	—	35,021,082	(168,300,089)
SPDR S&P Software & Services ETF	85,462	(115,445,347)	—	(25,312,885)	(140,672,770)
SPDR S&P Telecom ETF	51,032	(47,591,508)	—	(10,187,060)	(57,727,536)
SPDR S&P Transportation ETF	842,603	(175,273,807)	—	(36,250,905)	(210,682,109)
SPDR MSCI USA Gender Diversity ETF	47,308	(85,121,317)	—	21,458,780	(63,615,229)
SPDR ICE Preferred Securities ETF	—	(168,756,440)	—	(167,733,878)	(336,490,318)
As of June 30, 2023, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR FactSet Innovative Technology ETF	$ 50,949,884	$ 66,900,757
SPDR Global Dow ETF	951,057	13,195,013
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR MSCI USA StrategicFactorsSM ETF	$ 24,821,521	$ 34,190,495
SPDR NYSE Technology ETF	60,323,060	55,852,280
SPDR S&P 500 Fossil Fuel Reserves Free ETF	8,139,959	10,557,152
SPDR S&P Capital Markets ETF	15,009,127	52,277,930
SPDR S&P Health Care Equipment ETF	111,189,929	128,063,361
SPDR S&P Health Care Services ETF	25,718,658	57,383,478
SPDR S&P Insurance ETF	59,937,869	91,666,581
SPDR S&P Internet ETF	14,152,821	24,736,171
SPDR S&P Metals & Mining ETF	765,179,699	1,084,360,767
SPDR S&P Oil & Gas Equipment & Services ETF	203,001,727	428,972,014
SPDR S&P Pharmaceuticals ETF	143,321,277	284,584,055
SPDR S&P Retail ETF	338,545,906	304,051,514
SPDR S&P Semiconductor ETF	128,095,450	75,233,988
SPDR S&P Software & Services ETF	35,717,542	79,727,805
SPDR S&P Telecom ETF	16,183,003	31,408,505
SPDR S&P Transportation ETF	91,151,144	84,122,663
SPDR MSCI USA Gender Diversity ETF	33,548,753	51,572,564
SPDR ICE Preferred Securities ETF	58,107,385	110,649,055
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 133,229,532	$ 14,897,746	$ 36,374,390	$ (21,476,644)
SPDR Global Dow ETF	129,067,909	29,520,390	6,160,374	23,360,016
SPDR MSCI USA StrategicFactorsSM ETF	861,166,485	167,366,170	46,674,879	120,691,291
SPDR NYSE Technology ETF	438,027,272	127,557,052	33,883,700	93,673,352
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,221,783,809	231,415,416	68,004,010	163,411,406
SPDR S&P Capital Markets ETF	150,439,343	4,678,182	12,869,279	(8,191,097)
SPDR S&P Health Care Equipment ETF	608,469,068	63,893,184	66,878,618	(2,985,434)
SPDR S&P Health Care Services ETF	114,331,385	10,064,214	12,551,962	(2,487,748)
SPDR S&P Insurance ETF	523,613,940	7,926,791	49,555,026	(41,628,235)
SPDR S&P Internet ETF	28,776,592	1,617,821	5,468,899	(3,851,078)
SPDR S&P Metals & Mining ETF	2,163,577,084	65,406,634	320,627,959	(255,221,325)
SPDR S&P Oil & Gas Equipment & Services ETF	318,580,597	19,405,764	40,792,830	(21,387,066)
SPDR S&P Pharmaceuticals ETF	249,076,014	14,257,798	33,518,392	(19,260,594)
SPDR S&P Retail ETF	561,916,636	4,922,431	62,130,751	(57,208,320)
SPDR S&P Semiconductor ETF	1,604,424,875	166,103,012	131,081,930	35,021,082
SPDR S&P Software & Services ETF	347,626,342	25,725,874	51,038,759	(25,312,885)
SPDR S&P Telecom ETF	76,655,292	4,368,007	14,555,067	(10,187,060)
SPDR S&P Transportation ETF	290,827,442	8,292,512	44,543,417	(36,250,905)
SPDR MSCI USA Gender Diversity ETF	187,537,929	26,316,721	4,857,941	21,458,780
SPDR ICE Preferred Securities ETF	1,075,841,578	1,376,375	169,110,253	(167,733,878)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the
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June 30, 2023

aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 14,804,766	$ 10,188,413	$ 4,864,956	$ 15,053,369
SPDR Global Dow ETF	3,314,736	1,344,508	2,130,030	3,474,538
SPDR MSCI USA StrategicFactorsSM ETF	1,175,920	1,105,870	88,869	1,194,739
SPDR NYSE Technology ETF	30,629,134	5,868,997	25,255,524	31,124,521
SPDR S&P Capital Markets ETF	5,020,280	4,491,999	737,963	5,229,962
SPDR S&P Health Care Equipment ETF	25,179,756	13,379,982	13,033,587	26,413,569
SPDR S&P Health Care Services ETF	9,081,234	2,220,400	6,967,379	9,187,779
SPDR S&P Insurance ETF	4,715,021	27,150	4,725,684	4,752,834
SPDR S&P Internet ETF	2,025,671	1,556,526	561,680	2,118,206
SPDR S&P Metals & Mining ETF	144,082,981	105,386,834	41,137,815	146,524,649
SPDR S&P Oil & Gas Equipment & Services ETF	18,694,864	18,618,135	79,536	18,697,671
SPDR S&P Pharmaceuticals ETF	18,201,070	8,279,078	10,312,024	18,591,102
SPDR S&P Retail ETF	45,285,370	26,800,198	19,896,765	46,696,963
SPDR S&P Semiconductor ETF	84,390,585	51,684,456	33,689,343	85,373,799
SPDR S&P Software & Services ETF	32,612,496	15,891,536	17,453,172	33,344,708
SPDR S&P Telecom ETF	8,798,699	4,351,082	4,655,674	9,006,756
SPDR S&P Transportation ETF	14,157,885	8,548,494	5,744,480	14,292,974
SPDR ICE Preferred Securities ETF	40,876,940	34,870,137	6,761,036	41,631,173
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
178

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June 30, 2023

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Factset Innovative Technology ETF	Common Stocks	$ 10,188,413	$—	$—	$—	$ 10,188,413	$ 10,188,413
SPDR Global Dow ETF	Common Stocks	1,344,508	—	—	—	1,344,508	1,344,508
SPDR MSCI USA StrategicfactorsSM ETF	Common Stocks	1,105,870	—	—	—	1,105,870	1,105,870
SPDR NYSE Technology ETF	Common Stocks	5,868,997	—	—	—	5,868,997	5,868,997
SPDR S&P Capital Markets ETF	Common Stocks	4,491,999	—	—	—	4,491,999	4,491,999
SPDR S&P Health Care Equipment ETF	Common Stocks	13,379,982	—	—	—	13,379,982	13,379,982
SPDR S&P Health Care Services ETF	Common Stocks	2,220,400	—	—	—	2,220,400	2,220,400
SPDR S&P Insurance ETF	Common Stocks	27,150	—	—	—	27,150	27,150
SPDR S&P Internet ETF	Common Stocks	1,556,526	—	—	—	1,556,526	1,556,526
SPDR S&P Metals & Mining ETF	Common Stocks	105,386,834	—	—	—	105,386,834	105,386,834
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	18,618,135	—	—	—	18,618,135	18,618,135
SPDR S&P Pharmaceuticals ETF	Common Stocks	8,279,078	—	—	—	8,279,078	8,279,078
SPDR S&P Retail ETF	Common Stocks	26,800,198	—	—	—	26,800,198	26,800,198
SPDR S&P Semiconductor ETF	Common Stocks	51,684,456	—	—	—	51,684,456	51,684,456
SPDR S&P Software & Services ETF	Common Stocks	15,891,536	—	—	—	15,891,536	15,891,536
SPDR S&P Telecom ETF	Common Stocks	4,351,082	—	—	—	4,351,082	4,351,082
SPDR S&P Transportation ETF	Common Stocks	8,548,494	—	—	—	8,548,494	8,548,494
SPDR ICE Preferred Securities ETF	Preferred Stocks	34,870,137	—	—	—	34,870,137	34,870,137
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
179

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Market Risk
A Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Stock Split
The Board authorized a 3-for-1 stock split for the SPDR S&P 500 Fossil Fuel Reserves Free ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no effect to the net assets of the aforementioned Funds.
The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
180

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500® Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR MSCI USA Gender Diversity ETF (formerly, SPDR SSGA Gender Diversity Index ETF) and SPDR ICE Preferred Securities ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500® Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR MSCI USA Gender Diversity ETF (formerly, SPDR SSGA Gender Diversity Index ETF) and SPDR ICE Preferred Securities ETF (collectively referred to as the “Funds”) (twenty of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2023, and the related statements of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the funds constituting SPDR® Series Trust) at June 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 25, 2023
181

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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,317.80	$2.59	$1,022.60	$2.26
SPDR Global Dow ETF	0.52	1,129.30	2.75	1,022.20	2.61
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,122.80	0.79	1,024.10	0.75
SPDR NYSE Technology ETF	0.35	1,442.50	2.12	1,023.10	1.76
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,177.20	1.08	1,023.80	1.00
SPDR S&P Capital Markets ETF	0.35	1,087.30	1.81	1,023.10	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,094.20	1.82	1,023.10	1.76
SPDR S&P Health Care Services ETF	0.35	1,105.70	1.83	1,023.10	1.76
SPDR S&P Insurance ETF	0.35	1,005.50	1.74	1,023.10	1.76
SPDR S&P Internet ETF	0.35	1,249.70	1.95	1,023.10	1.76
SPDR S&P Metals & Mining ETF	0.35	1,027.00	1.76	1,023.10	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	983.30	1.72	1,023.10	1.76
SPDR S&P Pharmaceuticals ETF	0.35	1,007.10	1.74	1,023.10	1.76
SPDR S&P Retail ETF	0.35	1,063.80	1.79	1,023.10	1.76
SPDR S&P Semiconductor ETF	0.35	1,324.70	2.02	1,023.10	1.76
SPDR S&P Software & Services ETF	0.35	1,227.70	1.93	1,023.10	1.76
SPDR S&P Telecom ETF	0.35	956.10	1.70	1,023.10	1.76
SPDR S&P Transportation ETF	0.35	1,251.00	1.95	1,023.10	1.76
SPDR MSCI USA Gender Diversity ETF	0.20	1,125.50	1.05	1,023.80	1.00
SPDR ICE Preferred Securities ETF	0.45	1,050.00	2.29	1,022.60	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
182

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity.
risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through  December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
183

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2023 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2023, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Global Dow ETF	$169,761
The amount of foreign source income earned on the Fund during the year ended June 30, 2023 was as follows:
Amount
SPDR Global Dow ETF	$3,134,815
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
184

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2023, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each SPDR ETF. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
185

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
186

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	121	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	121	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	121	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	121	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Bond & Investment Grade
Debt Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund;
Guggenheim Energy
					& Income Fund; Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
187

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term: Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 - June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 - March 2020).	121	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term: Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 - 2021).	121	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	President, Winnisquam Capital LLC (December 2022 - present); Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	132	Investment Managers Series Trust (December 2022 - present); The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I PLC
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II PLC
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term: Unlimited Served: Since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 - Present); Managing Director, State Street Global Advisors (June 2015 - March 2018).	121	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.
* Mr. Ross is an Interested Trustee because of his ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

188

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management Inc. One Iron Street Botson,MA 02210 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Unlimited Served: since May 2023 (with respect to President and Principal Executive Officer); Term: Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Direct Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer and Principal Financial Officer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Secretary	Term: Unlimited Served: since May 2023	Assistant Vice President, State Street Global Advisors (July 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
189

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 1973	Chief Compliance Officer;Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served:since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management,Inc. (June 2013 - present).*
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
190

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRLEGACYEQAR

Annual Report
June 30, 2023
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization index designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate.
The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.
The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over approximately 24 separate industry groups.
The S&P 500 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity market. The index consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics based on:(i) salesgrowth; (ii) earnings change to price; and (iii) momentum.
The S&P® 500 High Dividend Index is designed to measure the performance of the top 80 high dividend-yielding companies within the S&P 500® Index, based on dividend yield.
The S&P 500 Value Index measures the performance of the large-capitalization value segment in the U.S. equity market. The index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio.
The S&P® Small Cap 600® Index measures the performance of the small-capitalization sector in the U.S. equity market.
The S&P Composite 1500® Index is designed to measure the performance of the large-, mid-, and small-capitalization segments of the U.S. equity market.
The Index consists of those stocks included in the S&P 500® Index, the S&P MidCap 400® Index, and the S&P SmallCap 600® Index. Each underlying index includes common stocks, listed on certain U.S. securities exchanges, that meet specific market capitalization requirements.
The S&P Aerospace & Defense Select Industry Index represents the aerospace & defense segment of the S&P Total Market Index.
The S&P Banks Select Industry Index represents the banks segment of the S&P Total Market Index.
The S&P Biotechnology Select Industry Index represents the biotechnology segment of the S&P Total Market Index.
The S&P High Yield Dividend Aristocrats Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500 Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years.
The S&P Homebuilders Select Industry Index represents the homebuilders segment of the S&P Total Market Index.
The S&P Oil & Gas Exploration & Production Select Industry Index represents the oil and gas exploration and production segment of the S&P Total Market Index.
The S&P Regional Banks Select Industry Index represents the regional banks segment of the S&P Total Market Index.
See accompanying notes to financial statements.
1

SPDR Dow Jones REIT ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Dow Jones REIT ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. The Fund’s benchmark is the Dow Jones U.S. Select REIT Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –0.81%, and the Index was –0.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and compounding contributed to the difference between the Fund’s performance and that of the Index.
Real estate investment trusts (REITs) declined in the 3rd calendar quarter of 2022 along with broader markets, falling by 10.37% as rate hikes and inflationary pressures continued to weigh on the performance of REITs. However the Index recouped some of the negative performance in the 4th quarter of 2022, returning 4.76% and rising in line with broader markets amid expectations that the pace of policy tightening would slow. The Index closed out the calendar year with a return of –25.96%.
The second half of the fiscal year was a bumpy ride for REITs, posting robust gains in January 2023 of 10.98% and giving back some of those returns in February and March. Despite being beset by a number of challenges including relatively high inflation, a number of bank failures, rising Federal Funds rate, and continued geopolitical concerns, the market succeeded in climbing its wall of worry. It was a period marked by resiliency as the U.S. consumer continued to drive the economy despite the challenges and costs associated with higher interest rates. Economic activity was generally better than anticipated during this period and inflation showed further warning signs. Hopes grew regarding a potential halt in interest rate hikes and possibly cuts by the end of 2023.
The Fund used equity index futures in order to equitize cash and dividend receivables during the Reporting Period. The Fund’s use of equity index futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Simon Property Group, Inc., Equinix, Inc., and Prologis, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alexandria Real Estate Equities, Inc., Sun Communities, Inc., and Boston Properties Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones REIT ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index
ONE YEAR	(0.81)%	(0.90)%	(0.69)%	(0.81)%	(0.90)%	(0.69)%
FIVE YEARS	16.04%	15.96%	17.51%	3.02%	3.01%	3.28%
TEN YEARS	70.55%	70.44%	74.97%	5.48%	5.48%	5.75%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Prologis, Inc. REIT	12.3%
Equinix, Inc. REIT	7.9
Public Storage REIT	5.0
Realty Income Corp. REIT	4.4
Welltower, Inc. REIT	4.3
Simon Property Group, Inc. REIT	4.1
Digital Realty Trust, Inc. REIT	3.6
AvalonBay Communities, Inc. REIT	2.9
Equity Residential REIT	2.4
Extra Space Storage, Inc. REIT	2.2
TOTAL	49.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Industrial REITs	17.8%
Retail REITs	16.7
Multi-Family Residential REITs	13.1
Data Center REITs	11.5
Health Care REITs	10.6
Self Storage REITs	9.8
Single-Family Residential REITs	6.6
Office REITs	5.8
Hotel & Resort REITs	3.8
Diversified REITs	2.6
Other Specialized REITs	0.6
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 400 Mid Cap ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 400 Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P MidCap 400 Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 17.60%, and the Index was 17.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Global markets declined and growth stumbled in the third quarter of 2022, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. After rallying early in the third quarter, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. After three consecutive quarters of negative performance, the last quarter of 2022 ended the year positively for global equities largely due to the equity rallies seen during October and November. However, the sustainability of these gains was in doubt, as the high inflationary environment continued globally, with no end in sight for the Russia-Ukraine war. The first quarter of 2023 with inflation in decline and prospects of easier monetary policy the markets started with a strong rally in equities in January. The rally was short lived due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. The second quarter of 2023 started with investors worried about the potential for further rate hikes, slow growth in China, and the turmoil of the U.S. debt ceiling negotiations. Towards the end of the quarter investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy. The yield curve was still warning of a possible recession, but investors were happy to add to holdings in the U.S. Data from Europe was mixed with some countries seeing steady falls in inflation while for others it remained stubbornly high.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Builders FirstSource, Inc., Axon Enterprise, Inc. and First Solar Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Syneos Health Inc., Class A, Antero Resources Corp., and First Horizon Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 400 Mid Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)
ONE YEAR	17.60%	17.61%	17.61%	17.60%	17.61%	17.61%
FIVE YEARS	42.68%	42.68%	43.02%	7.37%	7.37%	7.42%
TEN YEARS	153.31%	153.36%	155.27%	9.74%	9.74%	9.82%
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the S&P 1000 Index to the S&P MidCap 400 Index. Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. Effective July 13, 2013, the Fund changed its benchmark from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the tables above and the graph below is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2010 through January 24, 2020 and the S&P MidCap 400 Index from January 24, 2020 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 400 Mid Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Hubbell, Inc.	0.8%
Builders FirstSource, Inc.	0.8
Reliance Steel & Aluminum Co.	0.7
Graco, Inc.	0.6
Jabil, Inc.	0.6
Deckers Outdoor Corp.	0.6
Lattice Semiconductor Corp.	0.6
Penumbra, Inc.	0.6
Carlisle Cos., Inc.	0.6
Watsco, Inc.	0.5
TOTAL	6.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	22.9%
Consumer Discretionary	14.9
Financials	13.5
Information Technology	10.4
Health Care	9.5
Real Estate	7.4
Materials	7.3
Consumer Staples	4.3
Energy	4.2
Utilities	3.3
Communication Services	2.1
Short-Term Investments	5.3
Liabilities in Excess of Other Assets	(5.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio S&P 500 ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 19.58%, and the Index was 19.59%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Performance was muted during the first half of the fiscal year as the economy muddled through a relatively challenging macro environment. Inflation continued to be generally well above the desired level by many Central Banks. This led to continued global monetary tightening and hawkish rhetoric with both acting as drags on the market. Additionally, geopolitical tensions continued to challenge the market with the most notable being the ongoing war in Ukraine. All of these factors contributed to rising recession fears and concerns regarding growth which both negatively weighed on the market. On a positive note, there were some signs that inflation could be cooling which slightly buoyed market spirits.
The second half of the fiscal year was just the opposite as the S&P 500 Index gained nearly 17%. Despite being beset by a number of challenges including relatively high inflation, a number of bank failures, rising Federal Funds rate, and continued geopolitical concerns, the market succeeded in climbing its wall of worry. It was a period marked by resiliency as the U.S. consumer continued to drive the economy despite the challenges and costs associated with higher interest rates. Economic activity was generally better than anticipated during this period and inflation showed further waning signs. Hopes grew in the U.S. regarding a potential halt in interest rate hikes and possibly cuts by the end of 2023. The market was also fueled by returns in the Technology sector with thoughts that AI would usher in a new productivity boom.
The Fund used equity index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of these contracts helped the fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were NVIDIA Corp., Microsoft Corp., and Apple, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Pfizer, Inc., Verizon Communications, Inc., and CVS Health Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Portfolio S&P 500 ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)
ONE YEAR	19.58%	19.51%	19.59%	19.58%	19.51%	19.59%
FIVE YEARS	78.50%	78.41%	78.83%	12.29%	12.28%	12.33%
TEN YEARS	233.09%	232.76%	235.03%	12.79%	12.77%	12.85%
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Large Cap Index to the S&P 500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 1000 Index to the SSGA Large Cap Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the tables above and graph below is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2011 through January 23, 2020 and the S&P 500 Index from January 24, 2020 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.02%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	6.8
Amazon.com, Inc.	3.1
NVIDIA Corp.	2.8
Alphabet, Inc. Class A	1.9
Tesla, Inc.	1.9
Meta Platforms, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
Berkshire Hathaway, Inc. Class B	1.6
UnitedHealth Group, Inc.	1.2
TOTAL	30.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	28.1%
Health Care	13.4
Financials	12.4
Consumer Discretionary	10.6
Industrials	8.6
Communication Services	8.4
Consumer Staples	6.6
Energy	4.1
Utilities	2.5
Materials	2.5
Real Estate	2.4
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio S&P 500 Growth ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is S&P 500 Growth Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 18.21%, and the Index was 18.25%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Global markets declined and growth stumbled in the third quarter of 2022, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. After rallying early in the third quarter, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. After three consecutive quarters of negative performance, the last quarter of 2022 ended the year positively for global equities largely due to the equity rallies seen during October and November. However, the sustainability of these gains was in doubt, as the high inflationary environment continued globally, with no end in sight for the Russia-Ukraine war. The first quarter of 2023 with inflation in decline and prospects of easier monetary policy the markets started with a strong rally in equities in January. The rally was short lived due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. The second quarter of 2023 started with investors worried about the potential for further rate hikes, slow growth in China, and the turmoil of the U.S. debt ceiling negotiations. Towards the end of the quarter investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy. The yield curve was still warning of a possible recession, but investors were happy to add to holdings in the U.S. Data from Europe was mixed with some countries seeing steady falls in inflation while for others it remained stubbornly high.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund's performance on an absolute basis during the Reporting Period were Microsoft Corp., Apple Inc., and NVIDIA Corp. The top negative contributors to the Fund's performance on an absolute basis during the Reporting Period were Amazon.com, Inc., Pfizer, Inc., and Meta Platform, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Portfolio S&P 500 Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Growth Index	Net Asset Value	Market Value	S&P 500 Growth Index
ONE YEAR	18.21%	18.05%	18.25%	18.21%	18.05%	18.25%
FIVE YEARS	83.82%	83.78%	84.32%	12.95%	12.94%	13.01%
TEN YEARS	282.65%	282.77%	286.95%	14.36%	14.37%	14.49%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	14.2%
Microsoft Corp.	7.3
NVIDIA Corp.	5.2
Alphabet, Inc. Class A	3.5
Tesla, Inc.	3.5
Alphabet, Inc. Class C	3.1
Amazon.com, Inc.	2.7
UnitedHealth Group, Inc.	2.2
Exxon Mobil Corp.	2.1
Visa, Inc. Class A	1.9
TOTAL	45.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

		% of Net Assets
	Information Technology	37.0%
	Health Care	17.1
	Consumer Discretionary	10.4
	Communication Services	7.1
	Financials	6.9
	Consumer Staples	6.5
	Energy	6.4
	Industrials	5.3
	Materials	2.0
	Real Estate	0.7
	Utilities	0.5
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.1
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR Portfolio S&P 500 High Dividend ETF (SPYD)
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 High Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have high dividend yields. The Fund’s benchmark is S&P 500 High Dividend Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –2.46%, and the Index was –2.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by the  U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. Although the performance of the broader market was strong during the Reporting Period, the performance of high dividend stocks, which tend to be correlated with value stocks, was relatively weak. The focus on high dividends captured this underperformance even further. Although value stocks outperformed in the fourth quarter of 2022, value stocks lagged significantly behind when markets rebounded in 2023. As a result, the Fund’s –2.46% return during the Reporting Period was significantly worse than the S&P 500 Index’s 19.59% return over the same period. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks, driven by depositors chasing higher yields available in money market funds and the like, significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund used S&P 500 Index futures in order to equitize cash and receivables during the Reporting Period, which helped the Fund to track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Cardinal Health, Inc., Omnicom Group, Inc., and Interpublic Group of Companies, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were V.F. Corp., Advance Auto Parts, Inc., and Newell Brands Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR Portfolio S&P 500 High Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 High Dividend Index	Net Asset Value(1)	Market Value(1)	S&P 500 High Dividend Index
ONE YEAR	(2.46)%	(2.57)%	(2.60)%	(2.46)%	(2.57)%	(2.60)%
FIVE YEARS	26.65%	26.59%	26.67%	4.84%	4.83%	4.84%
SINCE INCEPTION	77.99%	77.94%	78.71%	7.78%	7.78%	7.84%
(1)	For the period October 21, 2015 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/21/15, 10/22/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 High Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Ford Motor Co.	1.7%
Darden Restaurants, Inc.	1.6
NRG Energy, Inc.	1.6
Omnicom Group, Inc.	1.6
Pinnacle West Capital Corp.	1.6
AvalonBay Communities, Inc. REIT	1.6
Iron Mountain, Inc. REIT	1.5
Essex Property Trust, Inc. REIT	1.5
Stanley Black & Decker, Inc.	1.5
Digital Realty Trust, Inc. REIT	1.5
TOTAL	15.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Real Estate	22.9%
Financials	17.5
Utilities	14.0
Consumer Discretionary	9.2
Consumer Staples	7.9
Materials	7.7
Communication Services	5.6
Energy	5.3
Health Care	3.5
Information Technology	2.8
Industrials	2.8
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR Portfolio S&P 500 Value ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is S&P 500 Value Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 19.94%, and the Index was 19.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment during the Reporting Period. Global markets declined and growth stumbled in the third quarter of 2022, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. After rallying early in the third quarter, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. After three consecutive quarters of negative performance, the last quarter of 2022 ended the year positively for global equities largely due to the equity rallies seen during October and November. However, the sustainability of these gains was in doubt, as the high inflationary environment continued globally, with no end in sight for the Russia-Ukraine war. The first quarter of 2023 with inflation in decline and prospects of easier monetary policy the markets started with a strong rally in equities in January. The rally was short lived due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. The second quarter of 2023 started with investors worried about the potential for further rate hikes, slow growth in China, and the turmoil of the U.S. debt ceiling negotiations. Towards the end of the quarter investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy. The yield curve was still warning of a possible recession, but investors were happy to add to holdings in the U.S.. Data from Europe was mixed with some countries seeing steady falls in inflation while for others it remained stubbornly high.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Meta Platforms, Inc., Amazon.com, Inc., and Microsoft Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were CVS Health Corp., AT&T, Inc., and Verizon Communications, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR Portfolio S&P 500 Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Value Index	Net Asset Value	Market Value	S&P 500 Value Index
ONE YEAR	19.94%	19.85%	19.99%	19.94%	19.85%	19.99%
FIVE YEARS	64.84%	64.75%	65.31%	10.51%	10.50%	10.58%
TEN YEARS	168.99%	168.93%	171.71%	10.40%	10.40%	10.51%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Microsoft Corp.	6.2%
Meta Platforms, Inc. Class A	3.7
Amazon.com, Inc.	3.7
Berkshire Hathaway, Inc. Class B	3.6
JPMorgan Chase & Co.	2.5
Walmart, Inc.	1.3
Cisco Systems, Inc.	1.2
Salesforce, Inc.	1.2
Bank of America Corp.	1.2
Netflix, Inc.	1.2
TOTAL	25.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	18.9%
Information Technology	17.9
Industrials	12.4
Consumer Discretionary	11.0
Communication Services	9.8
Health Care	9.0
Consumer Staples	6.9
Utilities	5.1
Real Estate	4.4
Materials	3.1
Energy	1.4
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR Portfolio S&P 600 Small Cap ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 9.75%, and the Index was 9.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Reporting Period’s market environment was significantly influenced by the U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the fourth quarter of 2022. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks, driven by depositors chasing higher yields available in money market funds and the like, significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter of 2023, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large and small cap tech names benefitted too. The performance concentration in these tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund used index futures in order to equitize cash and cash receivables during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lantheus Holdings Inc., Stamps.com Inc., and Matador Resources Company. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were NeoGenomics, Inc., 3D Systems Corp., and LivePerson, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR Portfolio S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1) (2)	Market Value(1) (2)	S&P SmallCap 600 Index(3)	Net Asset Value(1) (2)	Market Value(1) (2)	S&P SmallCap 600 Index(3)
ONE YEAR	9.75%	9.72%	9.75%	9.75%	9.72%	9.75%
FIVE YEARS	30.34%	30.31%	30.65%	5.44%	5.44%	5.49%
SINCE INCEPTION(2)	128.90%	128.88%	128.98%	8.65%	8.65%	8.66%
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Small Cap Index to the S&P SmallCap 600 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. The Fund’s performance in the tables above and graph below is based on the Fund’s prior investment strategy to track different indices for periods prior to January 24, 2020.
(2)	For the period July 8, 2013 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
(3)	Index returns represent the Fund’s prior benchmark indices from July 8, 2013 through January 23, 2020 and the S&P SmallCap 600 Index from January 24, 2020 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
SPS Commerce, Inc.	0.7%
Rambus, Inc.	0.7
Axcelis Technologies, Inc.	0.6
Comfort Systems USA, Inc.	0.6
elf Beauty, Inc.	0.6
Onto Innovation, Inc.	0.6
ATI, Inc.	0.6
Applied Industrial Technologies, Inc.	0.6
Ensign Group, Inc.	0.5
Meritage Homes Corp.	0.5
TOTAL	6.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	17.8%
Financials	16.1
Information Technology	14.1
Consumer Discretionary	13.6
Health Care	10.8
Real Estate	7.7
Materials	5.7
Consumer Staples	4.9
Energy	4.6
Communication Services	2.5
Utilities	2.0
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(8.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR Portfolio S&P 1500 Composite Stock Market ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 1500 Composite Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities. The Fund’s benchmark is the S&P Composite 1500 Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 19.26%, and the Index was 19.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Inflation, hawkish central bank actions, and encouraging economic data were primary drivers of Fund performance during the Reporting Period.
Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Global markets declined and growth stumbled in the third quarter of 2022. Inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. After rallying early in the third quarter of 2022, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. After three consecutive quarters of negative performance, the last quarter of 2022 ended the year positively for global equities largely due to the equity rallies seen during October and November. However, the sustainability of these gains was in doubt, as the high inflationary environment continued globally, with no end in sight for the Russia-Ukraine war.
With inflation in decline and prospects of easier monetary policy, the markets started 2023 with a strong rally in equities in January. The rally was short lived due to sticky core inflation, which together with strong economic data forced investors to reassess their interest rate expectations. In March, the collapse of Silicon Valley Bank and broader concerns around the financial sector hit bank shares hard. However, investors took comfort as regulators and central banks once again intervened to stabilize the sector. The second quarter of 2023 started with investors worried about the potential for further rate hikes, slow growth in China, and the turmoil of the U.S. debt ceiling negotiations. Towards the end of the quarter investors took encouragement from economic data, which indicated that U.S. inflation was moving in the right direction while the job markets remained healthy.
The Fund used equity index futures in order to equitize cash and receivables during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple, Inc., NVIDIA Corp., and Microsoft Corp.. The top negative contributors to the Fund’s performance during the Reporting Period were Pfizer, Inc., Verizon Communications, Inc., and CVS Health Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
23

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)
ONE YEAR	19.26%	19.13%	19.24%	19.26%	19.13%	19.24%
FIVE YEARS	74.59%	74.48%	74.57%	11.79%	11.78%	11.79%
TEN YEARS	225.59%	225.72%	226.52%	12.53%	12.53%	12.56%
(1)	Effective January 24, 2020, the Fund changed it's benchmark index from the SSGA Total Stock Market Index to the S&P Composite 1500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2011 through January 23, 2020 and the S&P Composite 1500 Index from January 24, 2020 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 1500 Composite Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
24

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apple, Inc.	7.1%
Microsoft Corp.	6.2
Amazon.com, Inc.	2.9
NVIDIA Corp.	2.6
Alphabet, Inc. Class A	1.8
Tesla, Inc.	1.7
Meta Platforms, Inc. Class A	1.6
Alphabet, Inc. Class C	1.5
Berkshire Hathaway, Inc. Class B	1.5
UnitedHealth Group, Inc.	1.1
TOTAL	28.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Information Technology	26.9%
Health Care	13.1
Financials	12.6
Consumer Discretionary	11.0
Industrials	9.7
Communication Services	7.9
Consumer Staples	6.4
Energy	4.1
Materials	2.9
Real Estate	2.7
Utilities	2.5
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
25

SPDR S&P Aerospace & Defense ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Aerospace & Defense Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 21.49%, and the Index was 21.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
After a disappointing previous fiscal year in which it lost over 23%, the Aerospace & Defense Industry recouped almost all of that during this most recent fiscal year. The Index gained 21.88% for the period and outperformed a very strong S& P 500 Index by over 2.3% during the same period. The second fiscal quarter was the main reason for this success as the Index returned over 20% in that quarter alone and beat the S&P 500 Index’s gains by almost 13% as 2022 came to a close. Aerospace stocks benefitted from travel reaching pre-COVID-19 levels and fuel prices finally subsiding slightly. Domestic airline fares at the end of the fiscal quarter were roughly 20% higher than 12 months prior according to CNN. Boeing announced that they were projecting demand for an additional 41,000 new aircraft through the year 2041, an 80% increase from their total pre-COVID-19 global fleet count in 2019. Defensive stocks were also peaking during this time as international geopolitical tensions continued, particularly in Europe with the ongoing war in Ukraine. The conflict extended past the one-year mark during fiscal quarter three with no clear end in sight. The U.S. and its NATO allies committed to providing unwavering assistance to Ukraine. During this period, the U.S.-China bilateral relationship was also tested as threats of a potential war between China and Taiwan warranted investors’ attention.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were TransDigm Group, Inc., Axon Enterprises, Inc., and Maxar Technologies, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were L3Harris Technologies, Inc., Virgin Galactic Holdings, Inc., and Mercury Systems, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

SPDR S&P Aerospace & Defense ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index
ONE YEAR	21.49%	21.43%	21.88%	21.49%	21.43%	21.88%
FIVE YEARS	45.21%	45.14%	47.61%	7.75%	7.73%	8.10%
TEN YEARS	254.79%	254.75%	267.45%	13.50%	13.50%	13.90%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Aerospace & Defense ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
27

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
TransDigm Group, Inc.	4.5%
BWX Technologies, Inc.	4.4
HEICO Corp.	4.3
Howmet Aerospace, Inc.	4.3
Woodward, Inc.	4.3
Huntington Ingalls Industries, Inc.	4.2
Curtiss-Wright Corp.	4.2
Hexcel Corp.	4.2
L3Harris Technologies, Inc.	4.2
Textron, Inc.	4.1
TOTAL	42.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Aerospace & Defense	99.9%
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
28

SPDR S&P Bank ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. The Fund’s benchmark is the S&P Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –15.33%, and the Index was –15.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Inflation, interest rates, and the labor market were primary drivers of Fund performance during the Reporting Period.
Over the last year, the Index generated positive returns, however the fund experienced volatile returns during the year. With rebounding labor markets, inflation, interest rate hikes, and concerns over a recession weighted on the minds of many investors, bank stocks fell for the fiscal year.
In the third quarter of 2022, the Index returned 1.6% for the quarter. After rallying early in the quarter, risk assets declined in the back half of August as central bank hawkishness driven by stubbornly high inflation frightened investors. The central bank had been looking to bring down inflation, which was running near its highest levels since the early 1980s. The U.S. Federal Reserve (the “Fed”) repeatedly stated that it is committed to slowing the economy to bring inflation down to its 2% target. Hotter August core CPI data underpinned the Fed’s hawkishness and further support came from a tight labor market.
For the fourth quarter of 2022, riding on the gains of October and November, the Index returned 3.1% for the quarter. In November, the Fed raised the short-term borrowing rate by 75 bp. However, after four consecutive rate hikes of 75 bp during the year, the central bank raised the borrowing rate by 50 bp to a range of 4.25% to 4.50%. The Fed’s rate hike policy reflected the cooling year-on-year U.S. CPI during October and November, after the record high achieved in June 2022. During the quarter, there were also signs of downward pressure on housing rent as well as nominal wage growth.
In January, stock markets in the U.S. rallied amid optimism that global central banks, led by the Fed, might halt interest rate hike and perhaps may even cut rates by the end of the year. But stronger-than-expected economic data in February dashed those hopes. In March, markets were tested amid a brewing banking crisis in the U.S. and collapse of several banks sparking fears of financial instability, causing investors to flee to safer assets. The Fed raised its benchmark federal-funds rate twice during the quarter, each time by 0.25 percentage points. The rate finished the quarter at a range of 4.75%–5.00%, its highest since 2007. The S&P Global U.S. Manufacturing PMI came in at 49.2 in March 2023, broadly in line with the earlier released ’flash’ estimate of 49.3 and above February’s 47.3. The Index fell 17.3% for Q1 2023.
During the second quarter of 2023, the U.S. saw a decline in inflation from 4.9% to 4%, mainly attributed to favorable base effects from oil prices. Additionally, there were expectations in the market that U.S. inflation may be able to moderate without giving rise to unemployment. The Fed raised its benchmark federal-funds rate once during the quarter by 0.25 percentage points, finishing the quarter at 5.00%–5.25% range. In June, the Fed decided against what would have been an 11th consecutive interest rate increase and went for a hawkish pause. For Q2 2023, the Index fell by 2.1%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Citizens BancShare, New York Community Bancorp, Inc., and Apollo Global Management Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Republic Bank, SVB Financial Group, and Signature Bank.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
29

SPDR S&P Bank ETF
Performance Summary (Unaudited)
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Banks Select Industry Index	Net Asset Value	Market Value	S&P Banks Select Industry Index
ONE YEAR	(15.33)%	(15.38)%	(15.17)%	(15.33)%	(15.38)%	(15.17)%
FIVE YEARS	(12.68)%	(12.72)%	(11.46)%	(2.68)%	(2.68)%	(2.41)%
TEN YEARS	55.55%	55.26%	60.50%	4.52%	4.50%	4.84%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Bank ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
30

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Apollo Global Management, Inc.	1.6%
Wintrust Financial Corp.	1.6
Jackson Financial, Inc. Class A	1.6
JPMorgan Chase & Co.	1.6
New York Community Bancorp, Inc.	1.6
Equitable Holdings, Inc.	1.6
Pinnacle Financial Partners, Inc.	1.5
Old National Bancorp	1.5
Wells Fargo & Co.	1.5
Bank OZK	1.5
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Banks	86.0%
Financial Services	13.8
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
31

SPDR S&P Biotech ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Biotechnology Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 12.15%, and the Index was 12.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and securities lending contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period’s market environment was significantly influenced by U.S. Federal Reserve (the “Fed”), as its efforts to combat the highest U.S. inflation in nearly 40 years took center stage, as did the immediate downstream effects of these large rate increases. During the reporting period, Biotech companies found success with drug trials and also drug sales. Both of these factors have significant impact on the bottom line of companies included in the Index. But there were other themes connected to energy and tech that were also impactful.
The Reporting Period began with the U.S. in a technical recession following two consecutive quarters of economic contraction. But this drove investor speculation that the Fed would have to pivot on its aggressive inflation fighting regime and temper its rate increases, which in turn drove markets sharply higher. By mid-August 2022, though, it became clear that the Fed was not going to pivot off its hawkish approach anytime soon. This, coupled with spiking energy prices in Europe and other uncertainty surrounding the war in Ukraine, resulted in a steep sell-off, putting markets into the red for the third quarter of 2022.
The tug-of-war between markets and the Fed continued in the December quarter. When signs appeared that the global economy was beginning to cool, however, markets counterintuitively began to rise again, fueled by the same speculation that the Fed would have to roll back its tightening measures. A surging energy sector that was benefitting from higher energy prices also helped. After four consecutive 75 bps rate increases, the Fed tightened by only 50 bps in December. However, the Fed reiterated that it would maintain its staunchly hawkish stance, capping some market exuberance but maintaining the market’s gains for the quarter.
As 2023 began, markets continued to move higher as investors interpreted inflation, GDP and headline unemployment numbers as net positives, despite some weakening corporate earnings. But the sudden collapse of Silicon Valley Bank and the deposit vulnerability it exposed in regional banks—driven by depositors chasing higher yields available in money market funds and the like—significantly rattled investors. Fortunately, when regulatory bailouts appeared to limit bank failures and contain the financial contagion, the markets recovered with surprising strength connected to newfound enthusiasm for tech companies and all things AI-related.
This enthusiasm continued into the second quarter, assisted by falling inflation and a June pause in rate hikes. To a large degree, though, market gains were dominated by a handful of tech giants. The enthusiasm for AI lifted chip makers to tremendous gains, but many other large tech names benefitted too. The performance concentration in the largest tech names that drove markets to ever higher levels was definitely noted, but concerns about lack of market breadth did not seem to unsettle investors. A final surge into the end of the Reporting Period left markets with strong gains for the year-long period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Madrigal Pharmaceuticals, Inc., TG Therapeutics, Inc. and ImmunoGen, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Emergent BioSolutions Inc., Fate Therapeutics, Inc., and Novavax, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
32

SPDR S&P Biotech ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index
ONE YEAR	12.15%	11.99%	12.13%	12.15%	11.99%	12.13%
FIVE YEARS	(12.28)%	(12.27)%	(12.10)%	(2.59)%	(2.58)%	(2.55)%
TEN YEARS	146.36%	146.41%	142.55%	9.43%	9.44%	9.26%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Biotech ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
33

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Catalyst Pharmaceuticals, Inc.	1.3%
Blueprint Medicines Corp.	1.2
Bridgebio Pharma, Inc.	1.2
Exact Sciences Corp.	1.2
Halozyme Therapeutics, Inc.	1.2
Vertex Pharmaceuticals, Inc.	1.2
REVOLUTION Medicines, Inc.	1.1
Horizon Therapeutics PLC	1.1
IVERIC bio, Inc.	1.1
Incyte Corp.	1.1
TOTAL	11.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Biotechnology	99.5%
Pharmaceuticals	0.5
Health Care Providers & Services	0.0*
Short-Term Investments	9.9
Liabilities in Excess of Other Assets	(9.9)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
34

SPDR S&P Dividend ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. The Fund’s benchmark is the S&P High Yield Dividend Aristocrats Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 6.06%, and the Index was 6.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and a slight cash drag contributed to the difference between the Fund’s performance and that of the Index.
Performance was muted during the first half of the fiscal year as the economy muddled through a relatively challenging macro environment. Inflation continued to be generally well above the desired level by many Central Banks. This led to continued global monetary tightening and hawkish rhetoric with both acting as drags on the market. Additionally, geopolitical tensions continued to challenge the market with the most notable being the ongoing war in Ukraine. All of these factors contributed to rising recession fears and concerns regarding growth which both negatively weighed on the market. On a positive note, there were some signs that inflation could be cooling which slightly buoyed market spirits.
The second half of the fiscal year was just the opposite as the S&P 500 Index gained nearly 17%. Despite being beset by a number of challenges including relatively high inflation, a number of bank failures, rising Federal Funds rate, and continued geopolitical concerns, the market succeeded in climbing its wall of worry. It was a period marked by resiliency as the U.S. consumer continued to drive the economy despite the challenges and costs associated with higher interest rates. Economic activity was generally better than anticipated during this period and inflation showed further warning signs. Hopes grew regarding a potential halt in interest rate hikes and possibly cuts by the end of 2023. The market was also fueled by returns in the Technology sector with thoughts that AI would usher in a new productivity boom.
Although the performance of the broader market was generally quite strong during the Reporting Period, the performance of high dividend stocks, which are closely correlated with value stocks, was comparatively weaker. As U.S. markets began to rally higher during the first half of 2023, value stocks lagged their growth counterparts as well as the broader market. As a result, the Index’s 6.34% return during the Reporting Period was significantly behind that of the S&P 500 Index’s 19.50% return over the same period.
The Fund used index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund also invested in total return equity swaps to provide proper equity exposure during the Reporting Period. The Fund’s use of index futures contracts and total return swaps helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Exxon Mobil Corp., Cardinal Health, Inc., and Lancaster Colony Corp.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were International Flavors & Fragrances, Inc., V.F. Corp., and Walgreens Boots Alliance, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
35

SPDR S&P Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index
ONE YEAR	6.06%	5.97%	6.34%	6.06%	5.97%	6.34%
FIVE YEARS	52.17%	52.09%	54.68%	8.76%	8.75%	9.11%
TEN YEARS	167.19%	167.24%	177.50%	10.33%	10.33%	10.75%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
36

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
3M Co.	1.9%
International Business Machines Corp.	1.9
NNN REIT, Inc. REIT	1.7
Essex Property Trust, Inc. REIT	1.7
Stanley Black & Decker, Inc.	1.6
Realty Income Corp. REIT	1.6
Walgreens Boots Alliance, Inc.	1.6
Franklin Resources, Inc.	1.5
Federal Realty Investment Trust REIT	1.5
T Rowe Price Group, Inc.	1.5
TOTAL	16.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Industrials	19.6%
Consumer Staples	16.4
Utilities	14.5
Financials	14.0
Materials	9.6
Real Estate	6.5
Health Care	5.6
Consumer Discretionary	5.1
Information Technology	3.0
Energy	2.2
Communication Services	0.5
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
37

SPDR S&P Homebuilders ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Homebuilders Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 48.39%, and the Index was 48.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and compounding contributed to the difference between the Fund’s performance and that of the Index.
Rising interest rates, inflation and housing market conditions were primary drivers of Fund performance during the Reporting Period.
The Index performed well over the Reporting period, rising about 49% compared to the S&P 500 Index which increased about 18% over the same period. Rising interest rates, declining home prices and surging raw material prices prevented the Index from advancing beyond 12% over the first half of the Reporting period.
The Index had strong performance over the second half of the Reporting Period and advanced about 34%. U.S. Housing starts, a measure of homebuilding activity, unexpectedly rose as buyers sought new homes and existing home inventory remained low. Despite a slight decline in mortgage rates, mortgage rates remained elevated. This kept new listings low, especially with existing homes, which could be positive for new homebuilders. Inflation also appeared to be easing towards the end of the Reporting Period and as a result, the U.S. Federal Reserve (the “Fed”) paused rate hikes in June. D.R. Horton, the largest homebuilder by volume, reported stronger than expected earnings due to modest improvements in housing market conditions.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were D.R. Horton, PulteGroup and Builders FirstSource. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Mohawk Industries, MasterBrand, and Carlisle Companies Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
38

SPDR S&P Homebuilders ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index
ONE YEAR	48.39%	48.25%	48.96%	48.39%	48.25%	48.96%
FIVE YEARS	112.82%	112.68%	115.97%	16.31%	16.29%	16.65%
TEN YEARS	194.88%	194.91%	203.90%	11.42%	11.42%	11.76%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Homebuilders ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
39

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Builders FirstSource, Inc.	3.9%
Owens Corning	3.9
Carlisle Cos., Inc.	3.9
Carrier Global Corp.	3.9
Lennar Corp. Class A	3.9
NVR, Inc.	3.8
Trane Technologies PLC	3.8
Floor & Decor Holdings, Inc. Class A	3.8
Lowe's Cos., Inc.	3.8
PulteGroup, Inc.	3.8
TOTAL	38.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Building Products	45.9%
Homebuilding	32.3
Home Improvement Retail	11.3
Household Appliances	3.7
Homefurnishing Retail	3.5
Home Furnishings	3.2
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
40

SPDR S&P Oil & Gas Exploration & Production ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 11.22%, and the Index was 11.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
U.S. Equity investors have enjoyed strong returns over the past year, with the S&P 500 Index posting an impressive 18.05% total return. The Fund 11.22% return lagged behind S&P 500 18.05%. The Energy Sector was the fourth best performing sector in the S&P 500 Index behind Information Technology, Consumer Discretionary and Industrials. Oil prices remained volatile during the 12 month period. Oil climbed on tight supplies amid the Russia-Ukraine conflict in the second half of 2022. Despite oil production cuts from OPEC+ oil prices slid on weaker demand and worries of recession in the first half of 2023, with oil closing the 12 month Period with an annual gain. Energy sector decline in the first half of 2023 was driven by the concerns over interest-rate increases and sluggish global economic activity which weighed on demand and outweighed supply concerns. Concerns about the banking sector pushed oil prices even lower in March 2023. In its latest monthly report on the oil market, the International Energy Agency revised its estimates for the world oil demand by 2.4 million barrels per day in 2023 to a record 102.3 million barrels per day. In its latest Oil 2023 medium-term market report, the agency noted that the global oil demand growth will significantly slowdown in the coming years and peak this decade, as the energy transition advances.
The Fund used Energy Select Sector Futures in order to equitize cash and receivables during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Permian Resources Corp., PBF Energy, Inc., and Denbury, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Vital Energy, Tellurian Inc., and Tellurian Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
41

SPDR S&P Oil & Gas Exploration & Production ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index
ONE YEAR	11.22%	11.26%	11.41%	11.22%	11.26%	11.41%
FIVE YEARS	(16.85)%	(16.86)%	(15.99)%	(3.62)%	(3.63)%	(3.42)%
TEN YEARS	(35.26)%	(35.23)%	(34.31)%	(4.26)%	(4.25)%	(4.12)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
42

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
Southwestern Energy Co.	2.6%
SM Energy Co.	2.5
Antero Resources Corp.	2.5
EQT Corp.	2.4
Permian Resources Corp.	2.4
Callon Petroleum Co.	2.4
Valero Energy Corp.	2.4
Range Resources Corp.	2.4
Marathon Petroleum Corp.	2.4
Matador Resources Co.	2.3
TOTAL	24.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Oil, Gas & Consumable Fuels	99.8%
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(8.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
43

SPDR S&P Regional Banking ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. The Fund’s benchmark is the S&P Regional Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –27.47% and the Index was –27.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, cumulative effect of security misweights and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.
Regional bank stocks started off in slightly positive territory during the first half of the Reporting period. Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Global markets declined and growth stumbled in the third quarter of 2022, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. The first quarter of 2023 with inflation in decline and prospects of easier monetary policy the markets started with a stronger returns in equities in January. Unfortunately, these small gains were short lived and completely overshadowed by the sudden collapse of Silicon Valley Bank in March. Within the same week, both Silvergate Bank and Signature Bank also collapsed, sending shockwaves through the entire banking system and broader financial markets. As a result, the Regional Banks Index fell by 28.16% in the month of March alone. Declines continued in April and May as the list of regional banks that were failing or rumored to be in financial trouble were going up by the week. Some relief came about in June as investors took comfort as regulators and central banks continued to intervene to stabilize the sector.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were New York Community Bancorp, Inc., Bancorp, Inc., and Bank OZK. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Signature Bank, SVB Financial Group and First Republic Bank.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
44

SPDR S&P Regional Banking ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index
ONE YEAR	(27.47)%	(27.53)%	(27.35)%	(27.47)%	(27.53)%	(27.35)%
FIVE YEARS	(23.32)%	(23.34)%	(22.24)%	(5.17)%	(5.18)%	(4.91)%
TEN YEARS	50.00%	49.80%	55.25%	4.14%	4.12%	4.50%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Regional Banking ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
45

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2023

Description	% of Net Assets
New York Community Bancorp, Inc.	2.2%
Bank OZK	2.1
East West Bancorp, Inc.	2.1
Huntington Bancshares, Inc.	2.1
Cullen/Frost Bankers, Inc.	2.1
Synovus Financial Corp.	2.1
M&T Bank Corp.	2.1
Webster Financial Corp.	2.1
Regions Financial Corp.	2.0
Pinnacle Financial Partners, Inc.	2.0
TOTAL	20.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2023

% of Net Assets
Banks	99.7%
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
46

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 98.9%
DIVERSIFIED REITs — 2.6%
American Assets Trust, Inc. REIT	75,836	$ 1,456,051
Broadstone Net Lease, Inc. REIT	271,874	4,197,735
Empire State Realty Trust, Inc. Class A REIT (a)	189,796	1,421,572
Essential Properties Realty Trust, Inc. REIT	216,162	5,088,453
Global Net Lease, Inc. REIT (a)	150,832	1,550,553
WP Carey, Inc. REIT	310,623	20,985,690
		34,700,054
HEALTH CARE REITs — 10.6%
CareTrust REIT, Inc.	144,497	2,869,710
Community Healthcare Trust, Inc. REIT	35,535	1,173,366
Diversified Healthcare Trust REIT (a)	348,135	783,304
Global Medical REIT, Inc.	89,497	817,108
Healthcare Realty Trust, Inc. REIT	553,101	10,431,485
Healthpeak Properties, Inc. REIT	794,478	15,969,008
LTC Properties, Inc. REIT (a)	60,136	1,985,691
Medical Properties Trust, Inc. REIT (a)	868,936	8,046,347
National Health Investors, Inc. REIT	63,036	3,304,347
Omega Healthcare Investors, Inc. REIT	340,335	10,444,881
Universal Health Realty Income Trust REIT (a)	18,402	875,567
Ventas, Inc. REIT	580,979	27,462,877
Welltower, Inc. REIT	721,899	58,394,410
		142,558,101
HOTEL & RESORT REITs — 3.8%
Apple Hospitality REIT, Inc.	309,355	4,674,354
Ashford Hospitality Trust, Inc. REIT (a) (b)	50,821	189,562
Chatham Lodging Trust REIT	70,981	664,382
DiamondRock Hospitality Co. REIT	304,652	2,440,263
Hersha Hospitality Trust Class A REIT	48,139	293,167
Host Hotels & Resorts, Inc. REIT	1,032,951	17,384,565
Park Hotels & Resorts, Inc. REIT	313,171	4,014,852
Pebblebrook Hotel Trust REIT	178,808	2,492,584
RLJ Lodging Trust REIT	231,151	2,373,921
Ryman Hospitality Properties, Inc. REIT	85,791	7,971,700
Service Properties Trust REIT	240,268	2,087,929
Summit Hotel Properties, Inc. REIT	156,061	1,015,957
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	300,794	$ 3,044,035
Xenia Hotels & Resorts, Inc. REIT	158,994	1,957,216
		50,604,487
INDUSTRIAL REITs — 17.8%
Americold Realty Trust, Inc. REIT	392,368	12,673,487
EastGroup Properties, Inc. REIT	64,471	11,192,166
First Industrial Realty Trust, Inc. REIT	192,117	10,113,039
Industrial Logistics Properties Trust REIT	96,308	317,816
Innovative Industrial Properties, Inc. REIT	40,738	2,974,281
LXP Industrial Trust REIT	424,909	4,142,863
Plymouth Industrial REIT, Inc.	56,869	1,309,124
Prologis, Inc. REIT	1,341,172	164,467,922
Rexford Industrial Realty, Inc. REIT	291,819	15,238,788
STAG Industrial, Inc. REIT	260,527	9,347,709
Terreno Realty Corp. REIT	107,623	6,468,142
		238,245,337
OFFICE REITs — 5.8%
Alexandria Real Estate Equities, Inc. REIT	228,632	25,947,446
Boston Properties, Inc. REIT	207,299	11,938,349
Brandywine Realty Trust REIT	249,688	1,161,049
City Office REIT, Inc.	58,302	324,742
Corporate Office Properties Trust REIT	163,429	3,881,439
Cousins Properties, Inc. REIT	220,341	5,023,775
Douglas Emmett, Inc. REIT	246,610	3,099,888
Easterly Government Properties, Inc. REIT (a)	135,593	1,966,098
Equity Commonwealth REIT	159,302	3,227,458
Franklin Street Properties Corp. Class C REIT	135,220	196,069
Highwoods Properties, Inc. REIT	153,194	3,662,868
Hudson Pacific Properties, Inc. REIT (a)	186,239	785,929
JBG SMITH Properties REIT (a)	140,817	2,117,888
Kilroy Realty Corp. REIT	153,103	4,606,869
Office Properties Income Trust REIT (a)	70,551	543,243
Orion Office REIT, Inc.	82,335	544,234
Paramount Group, Inc. REIT	236,620	1,048,227
Piedmont Office Realty Trust, Inc. Class A REIT (a)	179,559	1,305,394
SL Green Realty Corp. REIT	93,535	2,810,727
Vornado Realty Trust REIT (a)	234,049	4,245,649
		78,437,341

See accompanying notes to financial statements.
47

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
RESIDENTIAL REITs — 19.7%
American Homes 4 Rent Class A REIT	456,318	$ 16,176,473
Apartment Income REIT Corp.	216,646	7,818,754
Apartment Investment & Management Co. Class A REIT	215,859	1,839,119
AvalonBay Communities, Inc. REIT	206,228	39,032,773
Camden Property Trust REIT	155,057	16,881,055
Centerspace REIT	21,691	1,330,960
Elme Communities REIT	127,413	2,094,670
Equity LifeStyle Properties, Inc. REIT	254,194	17,003,037
Equity Residential REIT	495,278	32,673,490
Essex Property Trust, Inc. REIT	93,243	21,846,835
Independence Realty Trust, Inc. REIT	325,759	5,935,329
Invitation Homes, Inc. REIT	844,251	29,042,234
Mid-America Apartment Communities, Inc. REIT	169,413	25,727,058
NexPoint Residential Trust, Inc. REIT	33,204	1,510,118
Sun Communities, Inc. REIT	180,714	23,575,948
UDR, Inc. REIT	449,422	19,307,169
UMH Properties, Inc. REIT (a)	82,063	1,311,367
Veris Residential, Inc. REIT (b)	115,855	1,859,473
		264,965,862
RETAIL REITs — 16.7%
Acadia Realty Trust REIT	138,296	1,990,079
Agree Realty Corp. REIT	135,357	8,850,994
Brixmor Property Group, Inc. REIT	436,472	9,602,384
Federal Realty Investment Trust REIT	106,504	10,306,392
Getty Realty Corp. REIT	65,428	2,212,775
Kimco Realty Corp. REIT	900,279	17,753,502
Kite Realty Group Trust REIT	318,532	7,116,005
Macerich Co. REIT	312,413	3,520,894
Necessity Retail REIT, Inc.	194,913	1,317,612
NETSTREIT Corp.	88,415	1,579,976
NNN REIT, Inc.	264,428	11,314,874
Realty Income Corp. REIT	977,748	58,459,553
Regency Centers Corp. REIT	223,492	13,805,101
Retail Opportunity Investments Corp. REIT	183,053	2,473,046
RPT Realty REIT	125,933	1,316,000
Simon Property Group, Inc. REIT	474,891	54,840,413
SITE Centers Corp. REIT	264,419	3,495,619
Spirit Realty Capital, Inc. REIT	205,211	8,081,209
Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT	152,760	$ 3,371,413
Urban Edge Properties REIT (a)	170,713	2,634,102
		224,041,943
SPECIALIZED REITs — 21.9%
CubeSmart REIT	326,288	14,572,022
Digital Realty Trust, Inc. REIT	423,168	48,186,140
EPR Properties REIT	109,308	5,115,615
Equinix, Inc. REIT	135,794	106,454,348
Extra Space Storage, Inc. REIT	196,133	29,194,397
Four Corners Property Trust, Inc. REIT	126,439	3,211,551
Life Storage, Inc. REIT	123,595	16,433,191
National Storage Affiliates Trust REIT	119,287	4,154,766
Public Storage REIT	229,854	67,089,786
		294,411,816
TOTAL COMMON STOCKS (Cost $1,705,705,635)		1,327,964,941
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	7,247,438	7,248,887
State Street Navigator Securities Lending Portfolio II (e) (f)	19,734,758	19,734,758
TOTAL SHORT-TERM INVESTMENTS (Cost $26,983,501)		26,983,645
TOTAL INVESTMENTS — 100.9% (Cost $1,732,689,136)		1,354,948,586
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(12,738,921)
NET ASSETS — 100.0%		$ 1,342,209,665
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
48

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	405	09/15/2023	$13,422,388	$13,642,859	$220,471

During the period ended June 30, 2023, average notional value related to futures contracts was $16,796,369.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,327,964,941	$—	$—	$1,327,964,941
Short-Term Investments	26,983,645	—	—	26,983,645
TOTAL INVESTMENTS	$1,354,948,586	$—	$—	$1,354,948,586
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 220,471	$—	$—	$ 220,471
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 220,471	$—	$—	$ 220,471

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,087,611	$ 6,087,002	$138,597,532	$137,444,712	$8,921	$144	7,247,438	$ 7,248,887	$525,653
State Street Navigator Securities Lending Portfolio II	7,123,081	7,123,081	365,863,134	353,251,457	—	—	19,734,758	19,734,758	51,010
Total		$13,210,083	$504,460,666	$490,696,169	$8,921	$144		$26,983,645	$576,663
See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
BWX Technologies, Inc.	268,684	$ 19,229,714
Curtiss-Wright Corp.	112,799	20,716,664
Hexcel Corp.	248,093	18,860,030
Mercury Systems, Inc. (a)	171,121	5,919,075
Woodward, Inc.	176,569	20,995,820
		85,721,303
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a) (b)	349,738	21,970,541
AUTOMOBILE COMPONENTS — 1.7%
Adient PLC (a) (b)	278,466	10,670,817
Autoliv, Inc.	227,150	19,316,836
Fox Factory Holding Corp. (a) (b)	124,377	13,496,148
Gentex Corp.	687,234	20,108,467
Goodyear Tire & Rubber Co. (a)	833,370	11,400,502
Lear Corp.	173,569	24,915,830
Visteon Corp. (a)	83,328	11,966,734
		111,875,334
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	384,686	13,544,794
Thor Industries, Inc. (b)	157,390	16,289,865
		29,834,659
BANKS — 5.2%
Associated Banc-Corp.	443,668	7,200,732
Bank OZK	316,983	12,730,037
Cadence Bank	537,218	10,550,962
Cathay General Bancorp	213,303	6,866,224
Columbia Banking System, Inc.	612,962	12,430,869
Commerce Bancshares, Inc.	333,683	16,250,362
Cullen/Frost Bankers, Inc.	189,380	20,364,031
East West Bancorp, Inc.	415,952	21,958,106
First Financial Bankshares, Inc. (b)	381,921	10,880,929
First Horizon Corp.	1,581,409	17,822,480
FNB Corp.	1,061,756	12,146,489
Glacier Bancorp, Inc. (b)	326,001	10,161,451
Hancock Whitney Corp.	253,074	9,712,980
Home BancShares, Inc.	554,563	12,644,036
International Bancshares Corp.	155,290	6,863,818
New York Community Bancorp, Inc.	2,123,476	23,867,870
Old National Bancorp	860,408	11,994,088
Pinnacle Financial Partners, Inc.	225,616	12,781,146
Prosperity Bancshares, Inc.	275,364	15,552,559
SouthState Corp.	223,221	14,687,942
Synovus Financial Corp.	429,665	12,997,366
Texas Capital Bancshares, Inc. (a)	140,729	7,247,544
UMB Financial Corp.	128,388	7,818,829
United Bankshares, Inc.	395,722	11,741,072
Valley National Bancorp (b)	1,239,508	9,606,187
Webster Financial Corp.	513,875	19,398,781
Security Description	Shares	Value
Wintrust Financial Corp.	179,978	$ 13,070,002
		349,346,892
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a) (b)	27,561	8,500,915
Celsius Holdings, Inc. (a) (b)	119,695	17,857,297
Coca-Cola Consolidated, Inc.	13,590	8,643,512
		35,001,724
BIOTECHNOLOGY — 1.5%
Arrowhead Pharmaceuticals, Inc. (a)	314,312	11,208,366
Exelixis, Inc. (a)	957,533	18,298,455
Halozyme Therapeutics, Inc. (a)	387,258	13,968,396
Neurocrine Biosciences, Inc. (a)	286,876	27,052,407
United Therapeutics Corp. (a)	137,377	30,325,973
		100,853,597
BROADLINE RETAIL — 0.6%
Kohl's Corp. (b)	325,625	7,505,656
Macy's, Inc.	800,766	12,852,294
Nordstrom, Inc.	331,596	6,787,770
Ollie's Bargain Outlet Holdings, Inc. (a)	169,233	9,803,668
		36,949,388
BUILDING PRODUCTS — 3.9%
Advanced Drainage Systems, Inc. (b)	183,976	20,932,789
Builders FirstSource, Inc. (a)	376,904	51,258,944
Carlisle Cos., Inc.	149,884	38,449,743
Fortune Brands Innovations, Inc.	372,595	26,808,210
Lennox International, Inc.	95,030	30,986,432
Owens Corning	264,954	34,576,497
Simpson Manufacturing Co., Inc.	125,515	17,383,828
Trex Co., Inc. (a)	319,988	20,978,413
UFP Industries, Inc.	182,609	17,722,203
		259,097,059
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	106,200	15,918,318
Evercore, Inc. Class A	103,786	12,826,912
Federated Hermes, Inc.	250,037	8,963,826
Interactive Brokers Group, Inc. Class A	302,863	25,158,829
Janus Henderson Group PLC	389,686	10,618,944
Jefferies Financial Group, Inc.	545,735	18,102,030
SEI Investments Co.	297,934	17,762,825
Stifel Financial Corp.	312,078	18,621,694
		127,973,378
CHEMICALS — 2.4%
Ashland, Inc.	142,801	12,410,835
Avient Corp.	251,770	10,297,393
Axalta Coating Systems Ltd. (a)	651,406	21,372,631
Cabot Corp. (b)	165,104	11,043,806

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Chemours Co.	438,549	$ 16,178,073
NewMarket Corp.	19,552	7,862,250
Olin Corp.	353,492	18,165,954
RPM International, Inc.	379,052	34,012,336
Scotts Miracle-Gro Co. (b)	120,343	7,544,303
Sensient Technologies Corp.	124,200	8,834,346
Westlake Corp.	101,357	12,109,121
		159,831,048
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Brink's Co.	136,487	9,257,913
Clean Harbors, Inc. (a)	147,991	24,334,160
MSA Safety, Inc.	108,531	18,880,053
Stericycle, Inc. (a)	271,808	12,622,763
Tetra Tech, Inc.	156,490	25,623,673
		90,718,562
COMMUNICATIONS EQUIPMENT — 0.6%
Calix, Inc. (a)	170,192	8,494,283
Ciena Corp. (a)	438,617	18,636,836
Lumentum Holdings, Inc. (a) (b)	202,023	11,460,765
		38,591,884
CONSTRUCTION & ENGINEERING — 1.9%
AECOM	408,747	34,616,784
EMCOR Group, Inc.	139,803	25,832,798
Fluor Corp. (a)	421,164	12,466,455
MasTec, Inc. (a)	175,403	20,692,292
MDU Resources Group, Inc.	598,779	12,538,432
Valmont Industries, Inc.	61,947	18,029,674
		124,176,435
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	106,006	19,761,639
Knife River Corp. (a)	149,668	6,510,558
		26,272,197
CONSUMER FINANCE — 0.3%
FirstCash Holdings, Inc.	108,325	10,109,972
SLM Corp.	712,765	11,632,325
		21,742,297
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	395,144	24,898,023
Casey's General Stores, Inc.	109,578	26,723,883
Grocery Outlet Holding Corp. (a) (b)	263,025	8,051,195
Performance Food Group Co. (a)	459,101	27,656,244
Sprouts Farmers Market, Inc. (a) (b)	303,023	11,130,035
U.S. Foods Holding Corp. (a)	661,247	29,094,868
		127,554,248
CONTAINERS & PACKAGING — 2.0%
AptarGroup, Inc.	192,675	22,323,325
Berry Global Group, Inc.	350,240	22,534,442
Crown Holdings, Inc.	352,867	30,653,556
Security Description	Shares	Value
Graphic Packaging Holding Co.	902,546	$ 21,688,180
Greif, Inc. Class A	76,862	5,295,023
Silgan Holdings, Inc.	246,357	11,551,680
Sonoco Products Co.	288,032	16,999,649
		131,045,855
DIVERSIFIED CONSUMER SERVICES — 0.9%
Graham Holdings Co. Class B	11,093	6,339,428
Grand Canyon Education, Inc. (a)	90,369	9,326,985
H&R Block, Inc.	447,828	14,272,278
Service Corp. International (b)	444,548	28,713,355
		58,652,046
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Frontier Communications Parent, Inc. (a) (b)	656,541	12,237,924
Iridium Communications, Inc.	370,273	23,001,359
		35,239,283
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	168,559	9,771,365
Hawaiian Electric Industries, Inc.	322,165	11,662,373
IDACORP, Inc.	148,844	15,271,395
OGE Energy Corp.	588,943	21,148,943
PNM Resources, Inc.	252,351	11,381,030
Portland General Electric Co.	284,072	13,303,092
		82,538,198
ELECTRICAL EQUIPMENT — 2.2%
Acuity Brands, Inc.	93,504	15,248,632
EnerSys	120,100	13,033,252
Hubbell, Inc.	157,627	52,262,808
nVent Electric PLC	487,138	25,170,421
Regal Rexnord Corp.	194,896	29,994,494
Sunrun, Inc. (a) (b)	634,036	11,323,883
Vicor Corp. (a) (b)	65,896	3,558,384
		150,591,874
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arrow Electronics, Inc. (a)	166,156	23,798,524
Avnet, Inc.	268,765	13,559,194
Belden, Inc.	125,122	11,967,919
Cognex Corp.	507,585	28,434,912
Coherent Corp. (a) (b)	409,792	20,891,196
IPG Photonics Corp. (a)	91,802	12,468,548
Jabil, Inc.	390,159	42,109,861
Littelfuse, Inc.	73,055	21,281,652
National Instruments Corp.	386,695	22,196,293
Novanta, Inc. (a)	105,335	19,392,173
TD SYNNEX Corp.	122,042	11,471,948
Vishay Intertechnology, Inc. (b)	375,159	11,029,675
Vontier Corp.	457,629	14,740,230
		253,342,125
ENERGY EQUIPMENT & SERVICES — 0.7%
ChampionX Corp.	582,140	18,069,625

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
NOV, Inc.	1,157,770	$ 18,570,631
Valaris Ltd. (a) (b)	176,861	11,129,863
		47,770,119
ENTERTAINMENT — 0.2%
World Wrestling Entertainment, Inc. Class A	127,682	13,849,667
FINANCIAL SERVICES — 1.5%
Essent Group Ltd.	315,431	14,762,171
Euronet Worldwide, Inc. (a)	138,611	16,268,773
MGIC Investment Corp.	842,820	13,308,128
Voya Financial, Inc.	289,009	20,724,835
Western Union Co.	1,101,159	12,916,595
WEX, Inc. (a)	125,987	22,938,453
		100,918,955
FOOD PRODUCTS — 1.4%
Darling Ingredients, Inc. (a)	469,166	29,928,099
Flowers Foods, Inc. (b)	566,836	14,102,880
Ingredion, Inc.	194,133	20,568,391
Lancaster Colony Corp.	58,262	11,715,906
Pilgrim's Pride Corp. (a)	132,235	2,841,730
Post Holdings, Inc. (a)	157,407	13,639,316
		92,796,322
GAS UTILITIES — 1.2%
National Fuel Gas Co.	269,948	13,864,529
New Jersey Resources Corp.	285,131	13,458,183
ONE Gas, Inc. (b)	162,408	12,474,558
Southwest Gas Holdings, Inc.	193,015	12,285,405
Spire, Inc. (b)	154,636	9,810,108
UGI Corp.	615,537	16,601,033
		78,493,816
GROUND TRANSPORTATION — 2.0%
Avis Budget Group, Inc. (a)	70,164	16,044,402
Hertz Global Holdings, Inc. (a) (b)	463,492	8,523,618
Knight-Swift Transportation Holdings, Inc.	473,483	26,306,716
Landstar System, Inc.	105,680	20,347,627
Ryder System, Inc.	136,681	11,589,182
Saia, Inc. (a)	78,024	26,716,198
Werner Enterprises, Inc.	173,301	7,656,438
XPO, Inc. (a) (b)	340,639	20,097,701
		137,281,882
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Enovis Corp. (a)	141,015	9,041,882
Envista Holdings Corp. (a)	481,347	16,288,782
Globus Medical, Inc. Class A (a) (b)	234,777	13,978,623
Haemonetics Corp. (a)	148,316	12,627,624
ICU Medical, Inc. (a) (b)	59,466	10,596,247
Inari Medical, Inc. (a) (b)	151,336	8,798,675
Integra LifeSciences Holdings Corp. (a)	209,509	8,617,105
Lantheus Holdings, Inc. (a)	200,939	16,862,801
Security Description	Shares	Value
LivaNova PLC (a)	158,072	$ 8,129,643
Masimo Corp. (a)	142,746	23,488,854
Neogen Corp. (a) (b)	635,808	13,828,824
Omnicell, Inc. (a)	132,371	9,751,772
Penumbra, Inc. (a)	112,450	38,689,547
QuidelOrtho Corp. (a)	158,682	13,148,391
Shockwave Medical, Inc. (a)	107,691	30,736,088
STAAR Surgical Co. (a) (b)	142,167	7,473,719
		242,058,577
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (a) (b)	270,588	21,549,628
Amedisys, Inc. (a)	95,828	8,762,512
Chemed Corp.	44,131	23,904,439
Encompass Health Corp.	294,704	19,954,408
HealthEquity, Inc. (a)	251,297	15,866,893
Option Care Health, Inc. (a)	486,311	15,800,244
Patterson Cos., Inc.	255,211	8,488,318
Progyny, Inc. (a) (b)	224,960	8,849,927
R1 RCM, Inc. (a) (b)	405,780	7,486,641
Tenet Healthcare Corp. (a)	299,758	24,394,306
		155,057,316
HEALTH CARE REITs — 1.1%
Healthcare Realty Trust, Inc. REIT	1,119,792	21,119,277
Medical Properties Trust, Inc. REIT (b)	1,759,342	16,291,507
Omega Healthcare Investors, Inc. REIT	689,082	21,147,926
Physicians Realty Trust REIT (b)	685,891	9,595,615
Sabra Health Care REIT, Inc.	679,823	8,001,517
		76,155,842
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a) (b)	348,822	11,866,924
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT	634,127	8,129,508
HOTELS, RESTAURANTS & LEISURE — 3.5%
Aramark	766,357	32,991,669
Boyd Gaming Corp.	225,775	15,662,012
Choice Hotels International, Inc. (b)	77,940	9,159,509
Churchill Downs, Inc.	193,693	26,956,255
Hilton Grand Vacations, Inc. (a) (b)	226,030	10,270,803
Light & Wonder, Inc. (a)	267,972	18,425,755
Marriott Vacations Worldwide Corp.	108,209	13,279,408
Papa John's International, Inc.	87,409	6,453,406
Penn Entertainment, Inc. (a) (b)	453,203	10,890,468
Planet Fitness, Inc. Class A (a)	249,610	16,833,698
Texas Roadhouse, Inc.	197,032	22,122,753
Travel & Leisure Co.	224,364	9,050,844

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Wendy's Co.	495,703	$ 10,781,540
Wingstop, Inc.	88,162	17,646,506
Wyndham Hotels & Resorts, Inc.	252,480	17,312,554
		237,837,180
HOUSEHOLD DURABLES — 1.7%
Helen of Troy Ltd. (a) (b)	70,696	7,636,582
KB Home	236,034	12,205,318
Leggett & Platt, Inc.	391,402	11,593,327
Taylor Morrison Home Corp. (a)	320,828	15,646,782
Tempur Sealy International, Inc. (b)	505,991	20,275,060
Toll Brothers, Inc.	302,801	23,942,475
TopBuild Corp. (a)	93,362	24,836,159
		116,135,703
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	195,461	6,563,580
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	154,500	12,431,070
INDUSTRIAL REITs — 1.4%
EastGroup Properties, Inc. REIT	130,565	22,666,084
First Industrial Realty Trust, Inc. REIT	388,906	20,472,012
Rexford Industrial Realty, Inc. REIT (b)	590,913	30,857,477
STAG Industrial, Inc. REIT (b)	527,440	18,924,547
		92,920,120
INSURANCE — 3.9%
American Financial Group, Inc.	205,364	24,386,975
Brighthouse Financial, Inc. (a)	196,594	9,308,726
CNO Financial Group, Inc.	336,846	7,973,145
First American Financial Corp.	303,468	17,303,745
Hanover Insurance Group, Inc.	105,038	11,872,445
Kemper Corp.	188,161	9,080,650
Kinsale Capital Group, Inc.	64,051	23,967,884
Old Republic International Corp.	800,661	20,152,637
Primerica, Inc.	106,547	21,070,735
Reinsurance Group of America, Inc.	195,636	27,132,757
RenaissanceRe Holdings Ltd.	147,686	27,546,393
RLI Corp.	119,274	16,277,323
Selective Insurance Group, Inc.	177,838	17,063,556
Unum Group	544,718	25,983,048
		259,120,019
INTERACTIVE MEDIA & SERVICES — 0.5%
TripAdvisor, Inc. (a)	314,833	5,191,596
Ziff Davis, Inc. (a) (b)	139,042	9,741,283
ZoomInfo Technologies, Inc. (a)	792,120	20,111,927
		35,044,806
IT SERVICES — 0.1%
Kyndryl Holdings, Inc. (a)	602,057	7,995,317
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	207,895	$ 18,012,023
Mattel, Inc. (a)	1,040,768	20,336,607
Polaris, Inc. (b)	157,350	19,028,335
Topgolf Callaway Brands Corp. (a)	409,287	8,124,347
YETI Holdings, Inc. (a)	254,748	9,894,412
		75,395,724
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Azenta, Inc. (a) (b)	191,604	8,944,075
Bruker Corp.	293,416	21,689,311
Medpace Holdings, Inc. (a)	72,669	17,452,914
Repligen Corp. (a)	152,220	21,533,041
Sotera Health Co. (a) (b)	289,866	5,461,075
Syneos Health, Inc. (a)	304,845	12,846,168
		87,926,584
MACHINERY — 4.9%
AGCO Corp.	182,727	24,013,982
Chart Industries, Inc. (a) (b)	123,413	19,720,163
Crane Co.	141,839	12,640,692
Crane NXT Co.	141,539	7,988,461
Donaldson Co., Inc.	356,632	22,293,066
Esab Corp.	152,289	10,133,310
Flowserve Corp.	385,684	14,328,161
Graco, Inc.	495,027	42,745,582
ITT, Inc.	242,332	22,587,766
Lincoln Electric Holdings, Inc. (b)	169,331	33,634,217
Middleby Corp. (a)	157,410	23,269,920
Oshkosh Corp.	192,050	16,629,610
Terex Corp.	199,398	11,929,982
Timken Co.	193,748	17,733,754
Toro Co.	306,616	31,167,516
Watts Water Technologies, Inc. Class A	80,564	14,802,024
		325,618,206
MARINE TRANSPORTATION — 0.2%
Kirby Corp. (a)	176,393	13,573,441
MEDIA — 0.8%
Cable One, Inc.	13,918	9,145,240
New York Times Co. Class A	481,813	18,973,796
Nexstar Media Group, Inc.	105,424	17,558,367
TEGNA, Inc.	661,664	10,745,423
		56,422,826
METALS & MINING — 2.4%
Alcoa Corp.	524,619	17,800,323
Cleveland-Cliffs, Inc. (a) (b)	1,514,621	25,385,048
Commercial Metals Co.	344,344	18,133,155
Fresh Market, Inc. (a) (c)	723	—
MP Materials Corp. (a) (b)	271,629	6,214,871
Reliance Steel & Aluminum Co.	172,923	46,964,158
Royal Gold, Inc.	193,085	22,162,296
U.S. Steel Corp.	665,882	16,653,709

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Worthington Industries, Inc.	89,298	$ 6,203,532
		159,517,092
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Annaly Capital Management, Inc. REIT (b)	1,452,199	29,058,502
Starwood Property Trust, Inc. REIT (b)	917,743	17,804,214
		46,862,716
MULTI-UTILITIES — 0.3%
Black Hills Corp.	195,414	11,775,648
NorthWestern Corp.	173,669	9,857,452
		21,633,100
OFFICE REITs — 0.6%
Corporate Office Properties Trust REIT	330,858	7,857,877
Cousins Properties, Inc. REIT	446,041	10,169,735
Highwoods Properties, Inc. REIT	310,079	7,413,989
Kilroy Realty Corp. REIT	309,926	9,325,673
Vornado Realty Trust REIT	473,968	8,597,780
		43,365,054
OIL, GAS & CONSUMABLE FUELS — 3.5%
Antero Midstream Corp.	987,270	11,452,332
Antero Resources Corp. (a)	811,986	18,700,037
Chord Energy Corp.	122,205	18,795,129
CNX Resources Corp. (a)	486,865	8,627,248
DT Midstream, Inc.	284,927	14,123,831
Equitrans Midstream Corp.	1,273,746	12,177,012
HF Sinclair Corp.	378,860	16,900,945
Matador Resources Co.	332,920	17,418,374
Murphy Oil Corp.	431,434	16,523,922
Ovintiv, Inc. (b)	718,545	27,355,008
PBF Energy, Inc. Class A	322,623	13,208,186
PDC Energy, Inc.	257,133	18,292,442
Range Resources Corp.	709,478	20,858,653
Southwestern Energy Co. (a)	3,238,302	19,462,195
		233,895,314
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	211,809	15,881,439
PASSENGER AIRLINES — 0.1%
JetBlue Airways Corp. (a)	968,006	8,576,533
PERSONAL CARE PRODUCTS — 0.4%
BellRing Brands, Inc. (a)	390,494	14,292,080
Coty, Inc. Class A (a)	1,078,323	13,252,590
		27,544,670
PHARMACEUTICALS — 0.6%
Jazz Pharmaceuticals PLC (a)	188,205	23,331,774
Perrigo Co. PLC	397,888	13,508,297
		36,840,071
Security Description	Shares	Value
PROFESSIONAL SERVICES — 3.2%
ASGN, Inc. (a)	144,954	$ 10,962,871
CACI International, Inc. Class A (a)	67,014	22,841,052
Concentrix Corp.	125,534	10,136,870
ExlService Holdings, Inc. (a)	97,760	14,767,626
Exponent, Inc.	149,509	13,952,180
FTI Consulting, Inc. (a) (b)	99,955	19,011,441
Genpact Ltd.	498,155	18,715,683
Insperity, Inc.	105,651	12,568,243
KBR, Inc. (b)	399,143	25,968,244
ManpowerGroup, Inc.	148,324	11,776,926
Maximus, Inc. (b)	178,705	15,102,359
Paylocity Holding Corp. (a)	121,452	22,411,538
Science Applications International Corp.	158,778	17,859,349
		216,074,382
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc. (a)	140,457	21,883,201
RESIDENTIAL REITs — 0.4%
Apartment Income REIT Corp.	438,761	15,834,885
Independence Realty Trust, Inc. REIT	659,587	12,017,675
		27,852,560
RETAIL REITs — 1.4%
Agree Realty Corp. REIT	274,095	17,923,072
Brixmor Property Group, Inc. REIT	883,766	19,442,852
Kite Realty Group Trust REIT	644,946	14,408,094
NNN REIT, Inc.	535,401	22,909,809
Spirit Realty Capital, Inc. REIT	415,443	16,360,145
		91,043,972
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Allegro MicroSystems, Inc. (a) (b)	191,751	8,655,640
Amkor Technology, Inc.	296,174	8,811,177
Cirrus Logic, Inc. (a)	162,476	13,162,181
Lattice Semiconductor Corp. (a)	404,731	38,882,507
MACOM Technology Solutions Holdings, Inc. (a)	152,122	9,968,555
MKS Instruments, Inc. (b)	168,829	18,250,415
Power Integrations, Inc.	168,627	15,963,918
Silicon Laboratories, Inc. (a)	94,118	14,846,173
Synaptics, Inc. (a)	116,271	9,927,218
Universal Display Corp.	128,015	18,450,802
Wolfspeed, Inc. (a) (b)	366,017	20,346,885
		177,265,471
SOFTWARE — 2.7%
ACI Worldwide, Inc. (a)	318,511	7,379,900
Aspen Technology, Inc. (a)	85,848	14,388,983
Blackbaud, Inc. (a)	132,855	9,456,619
CommVault Systems, Inc. (a)	129,257	9,386,643
Dropbox, Inc. Class A (a)	799,201	21,314,691

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Dynatrace, Inc. (a)	637,484	$ 32,811,301
Envestnet, Inc. (a)	160,002	9,496,119
Manhattan Associates, Inc. (a)	182,370	36,452,116
NCR Corp. (a)	412,250	10,388,700
Qualys, Inc. (a) (b)	98,766	12,757,604
Teradata Corp. (a)	297,310	15,879,327
		179,712,003
SPECIALIZED REITs — 2.0%
CubeSmart REIT	660,628	29,503,647
EPR Properties REIT	221,354	10,359,367
Lamar Advertising Co. Class A REIT	257,234	25,530,475
Life Storage, Inc. REIT	250,201	33,266,725
National Storage Affiliates Trust REIT	241,456	8,409,912
PotlatchDeltic Corp. REIT (b)	235,004	12,419,961
Rayonier, Inc. REIT	435,879	13,686,601
		133,176,688
SPECIALTY RETAIL — 3.0%
AutoNation, Inc. (a) (b)	92,575	15,238,771
Dick's Sporting Goods, Inc.	180,461	23,855,140
Five Below, Inc. (a) (b)	163,655	32,164,754
Foot Locker, Inc. (b)	233,524	6,330,836
GameStop Corp. Class A (a) (b)	743,657	18,033,682
Gap, Inc. (b)	625,895	5,589,242
Lithia Motors, Inc. (b)	80,930	24,611,622
Murphy USA, Inc.	58,903	18,325,312
RH (a) (b)	52,483	17,297,872
Valvoline, Inc.	408,525	15,323,773
Williams-Sonoma, Inc. (b)	193,094	24,163,783
		200,934,787
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Super Micro Computer, Inc. (a)	134,234	33,457,824
Xerox Holdings Corp. (b)	331,394	4,934,457
		38,392,281
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Capri Holdings Ltd. (a)	369,662	13,267,169
Carter's, Inc. (b)	110,802	8,044,225
Columbia Sportswear Co.	104,025	8,034,891
Crocs, Inc. (a)	182,364	20,505,008
Deckers Outdoor Corp. (a)	77,551	40,920,561
PVH Corp. (b)	184,641	15,688,946
Skechers USA, Inc. Class A (a)	394,845	20,792,538
Under Armour, Inc. Class A (a)	554,856	4,006,060
Under Armour, Inc. Class C (a)	557,474	3,740,651
		135,000,049
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.6%
GATX Corp.	103,854	$ 13,370,164
MSC Industrial Direct Co., Inc. Class A	139,023	13,246,111
Univar Solutions, Inc. (a)	463,858	16,624,671
Watsco, Inc. (b)	98,238	37,474,850
WESCO International, Inc.	132,618	23,746,579
		104,462,375
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	707,443	28,234,050
TOTAL COMMON STOCKS (Cost $6,171,561,700)		6,698,431,239
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	5,772,295	5,773,449
State Street Navigator Securities Lending Portfolio II (f) (g)	353,598,518	353,598,518
TOTAL SHORT-TERM INVESTMENTS (Cost $359,371,942)		359,371,967
TOTAL INVESTMENTS — 105.1% (Cost $6,530,933,642)		7,057,803,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(345,400,852)
NET ASSETS — 100.0%		$ 6,712,402,354
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,698,431,239	$—	$ 0(a)	$6,698,431,239
Short-Term Investments	359,371,967	—	—	359,371,967
TOTAL INVESTMENTS	$7,057,803,206	$—	$ 0	$7,057,803,206
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,942,263	$ 1,942,068	$ 276,699,639	$ 272,871,619	$3,336	$25	5,772,295	$ 5,773,449	$ 226,367
State Street Navigator Securities Lending Portfolio II	88,463,327	88,463,327	2,321,226,124	2,056,090,933	—	—	353,598,518	353,598,518	1,989,368
Total		$90,405,395	$2,597,925,763	$2,328,962,552	$3,336	$25		$359,371,967	$2,215,735
See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.7%
Axon Enterprise, Inc. (a)	33,940	$ 6,622,373
Boeing Co. (a)	279,946	59,113,397
General Dynamics Corp.	113,211	24,357,347
Howmet Aerospace, Inc.	185,638	9,200,219
Huntington Ingalls Industries, Inc.	20,510	4,668,076
L3Harris Technologies, Inc.	95,955	18,785,110
Lockheed Martin Corp.	114,229	52,588,747
Northrop Grumman Corp.	72,258	32,935,196
Raytheon Technologies Corp.	736,308	72,128,732
Textron, Inc.	105,378	7,126,714
TransDigm Group, Inc.	26,333	23,546,179
		311,072,090
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	59,118	5,577,783
Expeditors International of Washington, Inc.	80,082	9,700,333
FedEx Corp.	116,462	28,870,930
United Parcel Service, Inc. Class B	367,010	65,786,542
		109,935,588
AUTOMOBILE COMPONENTS — 0.1%
Aptiv PLC (a)	135,313	13,814,104
BorgWarner, Inc.	119,504	5,844,941
		19,659,045
AUTOMOBILES — 2.2%
Ford Motor Co.	1,981,747	29,983,832
General Motors Co.	700,933	27,027,977
Tesla, Inc. (a)	1,352,991	354,172,454
		411,184,263
BANKS — 3.8%
Bank of America Corp.	3,509,249	100,680,354
Bank of New York Mellon Corp.	370,183	16,480,547
Citigroup, Inc.	972,938	44,794,065
Citizens Financial Group, Inc.	248,732	6,486,931
Comerica, Inc.	65,107	2,757,933
Fifth Third Bancorp	344,435	9,027,641
Goldman Sachs Group, Inc.	167,048	53,879,662
Huntington Bancshares, Inc.	721,026	7,772,660
JPMorgan Chase & Co.	1,474,282	214,419,574
KeyCorp	464,595	4,292,858
M&T Bank Corp.	85,163	10,539,773
Morgan Stanley	656,779	56,088,927
Northern Trust Corp.	104,789	7,769,056
PNC Financial Services Group, Inc.	202,989	25,566,465
Regions Financial Corp.	473,239	8,433,119
State Street Corp. (b)	175,314	12,829,479
Truist Financial Corp.	667,938	20,271,918
U.S. Bancorp	700,387	23,140,786
Wells Fargo & Co.	1,885,587	80,476,853
Security Description	Shares	Value
Zions Bancorp NA	75,742	$ 2,034,430
		707,743,031
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	91,730	6,125,729
Coca-Cola Co.	1,956,028	117,792,006
Constellation Brands, Inc. Class A	80,425	19,795,005
Keurig Dr Pepper, Inc.	426,789	13,345,692
Molson Coors Beverage Co. Class B	93,696	6,168,945
Monster Beverage Corp. (a)	385,355	22,134,791
PepsiCo, Inc.	692,485	128,262,072
		313,624,240
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	888,709	119,735,764
Amgen, Inc.	268,447	59,600,603
Biogen, Inc. (a)	72,532	20,660,740
Gilead Sciences, Inc.	627,950	48,396,106
Incyte Corp. (a)	93,527	5,822,056
Moderna, Inc. (a)	166,327	20,208,730
Regeneron Pharmaceuticals, Inc. (a)	54,048	38,835,650
Vertex Pharmaceuticals, Inc. (a)	128,568	45,244,365
		358,504,014
BROADLINE RETAIL — 3.2%
Amazon.com, Inc. (a)	4,480,398	584,064,683
eBay, Inc.	273,402	12,218,336
Etsy, Inc. (a)	63,605	5,381,619
		601,664,638
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	63,990	4,657,192
Allegion PLC	43,965	5,276,680
Carrier Global Corp.	421,317	20,943,668
Johnson Controls International PLC	345,679	23,554,567
Masco Corp.	113,363	6,504,769
Trane Technologies PLC	115,096	22,013,261
		82,950,137
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	53,257	17,689,845
BlackRock, Inc.	75,578	52,234,979
Cboe Global Markets, Inc.	52,329	7,221,925
Charles Schwab Corp.	746,763	42,326,527
CME Group, Inc.	180,061	33,363,503
FactSet Research Systems, Inc.	19,572	7,841,522
Franklin Resources, Inc.	139,850	3,735,393
Intercontinental Exchange, Inc.	280,567	31,726,516
Invesco Ltd.	228,543	3,841,808
MarketAxess Holdings, Inc.	19,185	5,015,343
Moody's Corp.	79,171	27,529,340
MSCI, Inc.	40,604	19,055,051
Nasdaq, Inc.	170,266	8,487,760
Raymond James Financial, Inc.	97,655	10,133,659

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
S&P Global, Inc.	165,395	$ 66,305,202
T Rowe Price Group, Inc.	112,877	12,644,482
		349,152,855
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	111,334	33,347,873
Albemarle Corp.	58,616	13,076,643
Celanese Corp.	50,105	5,802,159
CF Industries Holdings, Inc.	98,996	6,872,302
Corteva, Inc.	359,913	20,623,015
Dow, Inc.	354,623	18,887,221
DuPont de Nemours, Inc.	230,181	16,444,131
Eastman Chemical Co.	60,214	5,041,116
Ecolab, Inc.	124,278	23,201,460
FMC Corp.	63,556	6,631,433
International Flavors & Fragrances, Inc.	127,542	10,151,068
Linde PLC	247,796	94,430,100
LyondellBasell Industries NV Class A	128,140	11,767,096
Mosaic Co.	173,118	6,059,130
PPG Industries, Inc.	117,380	17,407,454
Sherwin-Williams Co.	118,494	31,462,527
		321,204,728
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	43,130	21,439,060
Copart, Inc. (a)	214,808	19,592,637
Republic Services, Inc.	103,422	15,841,148
Rollins, Inc.	113,690	4,869,343
Waste Management, Inc.	186,628	32,365,028
		94,107,216
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	123,514	20,016,679
Cisco Systems, Inc.	2,064,547	106,819,662
F5, Inc. (a)	29,780	4,355,623
Juniper Networks, Inc.	162,033	5,076,494
Motorola Solutions, Inc.	84,776	24,863,105
		161,131,563
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	71,220	13,991,169
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	30,981	14,303,618
Vulcan Materials Co.	66,479	14,987,026
		29,290,644
CONSUMER FINANCE — 0.5%
American Express Co.	299,320	52,141,544
Capital One Financial Corp.	192,849	21,091,895
Discover Financial Services	134,320	15,695,292
Synchrony Financial	226,581	7,685,628
		96,614,359
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Costco Wholesale Corp.	222,364	119,716,330
Dollar General Corp.	112,512	19,102,287
Security Description	Shares	Value
Dollar Tree, Inc. (a)	106,254	$ 15,247,449
Kroger Co.	328,552	15,441,944
Sysco Corp.	254,924	18,915,361
Target Corp.	231,716	30,563,341
Walgreens Boots Alliance, Inc.	358,349	10,209,363
Walmart, Inc.	704,691	110,763,331
		339,959,406
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	755,271	7,537,605
Avery Dennison Corp.	41,004	7,044,487
Ball Corp.	158,149	9,205,853
International Paper Co.	179,179	5,699,684
Packaging Corp. of America	46,460	6,140,154
Sealed Air Corp.	73,601	2,944,040
Westrock Co.	128,058	3,722,646
		42,294,469
DISTRIBUTORS — 0.1%
Genuine Parts Co.	71,403	12,083,530
LKQ Corp.	128,065	7,462,347
Pool Corp.	19,848	7,435,855
		26,981,732
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	3,579,119	57,086,948
Verizon Communications, Inc.	2,108,657	78,420,954
		135,507,902
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	124,778	6,548,349
American Electric Power Co., Inc.	257,019	21,641,000
Constellation Energy Corp.	163,303	14,950,390
Duke Energy Corp.	386,022	34,641,614
Edison International	191,670	13,311,481
Entergy Corp.	101,817	9,913,921
Evergy, Inc.	114,457	6,686,578
Eversource Energy	173,504	12,304,904
Exelon Corp.	497,455	20,266,317
FirstEnergy Corp.	272,574	10,597,677
NextEra Energy, Inc.	1,016,866	75,451,457
NRG Energy, Inc.	115,941	4,335,034
PG&E Corp. (a)	807,784	13,958,508
Pinnacle West Capital Corp.	56,605	4,611,043
PPL Corp.	372,941	9,868,019
Southern Co.	548,371	38,523,063
Xcel Energy, Inc.	274,308	17,053,728
		314,663,083
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	115,248	18,656,346
Eaton Corp. PLC	199,951	40,210,146
Emerson Electric Co.	287,106	25,951,512
Generac Holdings, Inc. (a)	31,764	4,736,965
Rockwell Automation, Inc.	57,668	18,998,723
		108,553,692

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	298,307	$ 25,341,180
CDW Corp.	67,813	12,443,685
Corning, Inc.	381,207	13,357,493
Keysight Technologies, Inc. (a)	90,750	15,196,087
TE Connectivity Ltd.	158,941	22,277,171
Teledyne Technologies, Inc. (a)	23,298	9,578,041
Trimble, Inc. (a)	124,539	6,593,095
Zebra Technologies Corp. Class A (a)	26,414	7,814,054
		112,600,806
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	505,107	15,966,432
Halliburton Co.	455,266	15,019,225
Schlumberger NV	710,637	34,906,490
		65,892,147
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc. (a)	357,699	30,154,026
Electronic Arts, Inc.	132,164	17,141,671
Live Nation Entertainment, Inc. (a)	71,305	6,496,599
Netflix, Inc. (a)	223,158	98,298,867
Take-Two Interactive Software, Inc. (a)	78,945	11,617,546
Walt Disney Co. (a)	915,493	81,735,215
Warner Bros Discovery, Inc. (a)	1,109,247	13,909,957
		259,353,881
FINANCIAL SERVICES — 4.2%
Berkshire Hathaway, Inc. Class B (a)	896,161	305,590,901
Fidelity National Information Services, Inc.	299,193	16,365,857
Fiserv, Inc. (a)	310,219	39,134,127
FleetCor Technologies, Inc. (a)	37,042	9,300,505
Global Payments, Inc.	131,941	12,998,827
Jack Henry & Associates, Inc.	36,485	6,105,035
Mastercard, Inc. Class A	420,499	165,382,257
PayPal Holdings, Inc. (a)	568,301	37,922,726
Visa, Inc. Class A (c)	816,574	193,919,994
		786,720,229
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	276,215	20,870,805
Bunge Ltd.	75,592	7,132,105
Campbell Soup Co.	100,730	4,604,368
Conagra Brands, Inc.	238,294	8,035,274
General Mills, Inc.	298,398	22,887,127
Hershey Co.	73,370	18,320,489
Hormel Foods Corp.	144,895	5,827,677
J M Smucker Co.	53,394	7,884,692
Kellogg Co.	127,939	8,623,089
Kraft Heinz Co.	400,177	14,206,284
Lamb Weston Holdings, Inc.	72,458	8,329,047
McCormick & Co., Inc.	125,902	10,982,431
Security Description	Shares	Value
Mondelez International, Inc. Class A	688,313	$ 50,205,550
Tyson Foods, Inc. Class A	145,604	7,431,628
		195,340,566
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	69,881	8,129,956
GROUND TRANSPORTATION — 0.8%
CSX Corp.	1,021,653	34,838,367
JB Hunt Transport Services, Inc.	42,262	7,650,690
Norfolk Southern Corp.	114,440	25,950,414
Old Dominion Freight Line, Inc.	45,395	16,784,801
Union Pacific Corp.	307,580	62,937,020
		148,161,292
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	876,148	95,517,655
Align Technology, Inc. (a)	36,343	12,852,339
Baxter International, Inc.	252,266	11,493,239
Becton Dickinson & Co.	143,191	37,803,856
Boston Scientific Corp. (a)	717,712	38,821,042
Cooper Cos., Inc.	24,354	9,338,054
DENTSPLY SIRONA, Inc.	108,537	4,343,651
Dexcom, Inc. (a)	194,540	25,000,335
Edwards Lifesciences Corp. (a)	310,599	29,298,804
GE HealthCare Technologies, Inc.	196,746	15,983,645
Hologic, Inc. (a)	124,125	10,050,401
IDEXX Laboratories, Inc. (a)	41,917	21,051,975
Insulet Corp. (a)	34,960	10,080,366
Intuitive Surgical, Inc. (a)	176,331	60,294,622
Medtronic PLC	667,197	58,780,056
ResMed, Inc.	73,150	15,983,275
STERIS PLC	49,838	11,212,553
Stryker Corp.	169,226	51,629,160
Teleflex, Inc.	23,387	5,660,356
Zimmer Biomet Holdings, Inc.	105,525	15,364,440
		540,559,824
HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	81,098	15,605,688
Cardinal Health, Inc.	131,824	12,466,596
Centene Corp. (a)	276,993	18,683,178
Cigna Group	150,147	42,131,248
CVS Health Corp.	645,257	44,606,616
DaVita, Inc. (a)	27,773	2,790,353
Elevance Health, Inc.	120,500	53,536,945
HCA Healthcare, Inc.	103,648	31,455,095
Henry Schein, Inc. (a)	69,303	5,620,473
Humana, Inc.	62,973	28,157,117
Laboratory Corp. of America Holdings	44,533	10,747,149
McKesson Corp.	69,115	29,533,531
Molina Healthcare, Inc. (a)	28,944	8,719,091
Quest Diagnostics, Inc.	57,431	8,072,501
UnitedHealth Group, Inc.	469,767	225,788,811

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Universal Health Services, Inc. Class B	32,189	$ 5,078,459
		542,992,851
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	268,771	5,402,297
Ventas, Inc. REIT	199,520	9,431,310
Welltower, Inc. REIT	249,803	20,206,565
		35,040,172
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	356,245	5,995,603
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc. (a)	18,585	50,185,633
Caesars Entertainment, Inc. (a)	106,794	5,443,290
Carnival Corp. (a) (c)	489,783	9,222,614
Chipotle Mexican Grill, Inc. (a)	14,001	29,948,139
Darden Restaurants, Inc.	61,966	10,353,279
Domino's Pizza, Inc.	17,510	5,900,695
Expedia Group, Inc. (a)	75,515	8,260,586
Hilton Worldwide Holdings, Inc.	134,154	19,526,115
Las Vegas Sands Corp. (a)	164,971	9,568,318
Marriott International, Inc. Class A	129,566	23,799,979
McDonald's Corp.	367,854	109,771,312
MGM Resorts International	160,274	7,039,234
Norwegian Cruise Line Holdings Ltd. (a)	210,324	4,578,753
Royal Caribbean Cruises Ltd. (a)	111,587	11,576,035
Starbucks Corp.	575,526	57,011,606
Wynn Resorts Ltd.	51,773	5,467,747
Yum! Brands, Inc.	142,084	19,685,738
		387,339,073
HOUSEHOLD DURABLES — 0.4% (d)
DR Horton, Inc.	157,718	19,192,703
Garmin Ltd.	76,759	8,005,196
Lennar Corp. Class A	128,500	16,102,335
Mohawk Industries, Inc. (a)	26,427	2,726,209
Newell Brands, Inc.	188,065	1,636,166
NVR, Inc. (a)	1,371	8,706,700
PulteGroup, Inc.	114,793	8,917,120
Whirlpool Corp.	27,616	4,108,985
		69,395,414
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	121,251	12,152,988
Clorox Co.	62,178	9,888,789
Colgate-Palmolive Co.	419,108	32,288,080
Kimberly-Clark Corp.	169,560	23,409,454
Procter & Gamble Co.	1,185,549	179,895,205
		257,634,516
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	332,248	$ 6,887,501
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	278,211	27,846,139
General Electric Co.	549,431	60,354,995
Honeywell International, Inc.	335,845	69,687,838
		157,888,972
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	462,879	56,762,852
INSURANCE — 2.1%
Aflac, Inc.	281,215	19,628,807
Allstate Corp.	133,315	14,536,668
American International Group, Inc.	374,291	21,536,704
Aon PLC Class A	102,985	35,550,422
Arch Capital Group Ltd. (a)	184,546	13,813,268
Arthur J Gallagher & Co.	105,446	23,152,778
Assurant, Inc.	27,419	3,447,117
Brown & Brown, Inc.	116,056	7,989,295
Chubb Ltd.	209,445	40,330,729
Cincinnati Financial Corp.	79,683	7,754,750
Everest Re Group Ltd.	19,899	6,802,672
Globe Life, Inc.	45,386	4,975,213
Hartford Financial Services Group, Inc.	160,059	11,527,449
Lincoln National Corp.	80,574	2,075,586
Loews Corp.	98,638	5,857,124
Marsh & McLennan Cos., Inc.	250,081	47,035,235
MetLife, Inc.	331,900	18,762,307
Principal Financial Group, Inc.	114,673	8,696,800
Progressive Corp.	293,212	38,812,473
Prudential Financial, Inc.	185,564	16,370,456
Travelers Cos., Inc.	116,022	20,148,381
W R Berkley Corp.	102,797	6,122,589
Willis Towers Watson PLC	54,313	12,790,712
		387,717,535
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. Class A (a)	2,985,583	357,374,285
Alphabet, Inc. Class C (a)	2,568,109	310,664,146
Match Group, Inc. (a)	141,797	5,934,204
Meta Platforms, Inc. Class A (a)	1,111,710	319,038,536
		993,011,171
IT SERVICES — 1.2%
Accenture PLC Class A	317,205	97,883,119
Akamai Technologies, Inc. (a)	79,194	7,117,165
Cognizant Technology Solutions Corp. Class A	256,037	16,714,095
DXC Technology Co. (a)	115,330	3,081,618
EPAM Systems, Inc. (a)	28,800	6,472,800
Gartner, Inc. (a)	40,160	14,068,449
International Business Machines Corp.	453,422	60,672,398

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
VeriSign, Inc. (a)	46,154	$ 10,429,419
		216,439,063
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	64,633	4,186,279
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	149,381	17,963,065
Bio-Rad Laboratories, Inc. Class A (a)	10,949	4,150,985
Bio-Techne Corp.	80,344	6,558,481
Charles River Laboratories International, Inc. (a)	25,505	5,362,426
Danaher Corp.	333,790	80,109,600
Illumina, Inc. (a)	78,784	14,771,212
IQVIA Holdings, Inc. (a)	93,639	21,047,238
Mettler-Toledo International, Inc. (a)	11,536	15,131,079
Revvity, Inc.	63,423	7,534,018
Thermo Fisher Scientific, Inc.	193,852	101,142,281
Waters Corp. (a)	29,895	7,968,214
West Pharmaceutical Services, Inc.	37,100	14,189,637
		295,928,236
MACHINERY — 1.8%
Caterpillar, Inc.	262,002	64,465,592
Cummins, Inc.	70,917	17,386,012
Deere & Co.	135,921	55,073,830
Dover Corp.	70,878	10,465,137
Fortive Corp.	178,731	13,363,717
IDEX Corp.	37,756	8,127,356
Illinois Tool Works, Inc.	139,361	34,862,548
Ingersoll Rand, Inc.	202,481	13,234,158
Nordson Corp.	27,404	6,801,125
Otis Worldwide Corp.	209,747	18,669,580
PACCAR, Inc.	262,111	21,925,585
Parker-Hannifin Corp.	64,382	25,111,555
Pentair PLC	82,027	5,298,944
Snap-on, Inc.	26,993	7,779,113
Stanley Black & Decker, Inc.	74,976	7,026,001
Westinghouse Air Brake Technologies Corp.	91,819	10,069,790
Xylem, Inc.	120,041	13,519,017
		333,179,060
MEDIA — 0.7%
Charter Communications, Inc. Class A (a)	52,635	19,336,520
Comcast Corp. Class A	2,090,179	86,846,938
Fox Corp. Class A	152,200	5,174,800
Fox Corp. Class B	72,806	2,321,783
Interpublic Group of Cos., Inc.	195,497	7,542,274
News Corp. Class A	196,946	3,840,447
News Corp. Class B	60,381	1,190,713
Omnicom Group, Inc.	103,559	9,853,639
Paramount Global Class B (c)	253,239	4,029,033
		140,136,147
Security Description	Shares	Value
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	718,003	$ 28,720,120
Newmont Corp.	397,154	16,942,590
Nucor Corp.	127,307	20,875,802
Steel Dynamics, Inc.	84,000	9,150,120
		75,688,632
MULTI-UTILITIES — 0.7%
Ameren Corp.	129,616	10,585,739
CenterPoint Energy, Inc.	314,275	9,161,116
CMS Energy Corp.	144,158	8,469,282
Consolidated Edison, Inc.	178,027	16,093,641
Dominion Energy, Inc.	417,968	21,646,563
DTE Energy Co.	97,504	10,727,390
NiSource, Inc.	203,448	5,564,303
Public Service Enterprise Group, Inc.	252,098	15,783,856
Sempra Energy	157,552	22,937,996
WEC Energy Group, Inc.	157,411	13,889,946
		134,859,832
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	74,637	8,470,553
Boston Properties, Inc. REIT	71,126	4,096,146
		12,566,699
OIL, GAS & CONSUMABLE FUELS — 3.8%
APA Corp.	162,260	5,544,424
Chevron Corp.	875,701	137,791,552
ConocoPhillips	615,068	63,727,196
Coterra Energy, Inc.	397,008	10,044,302
Devon Energy Corp.	328,949	15,901,395
Diamondback Energy, Inc.	89,486	11,754,881
EOG Resources, Inc.	293,998	33,645,131
EQT Corp.	185,744	7,639,651
Exxon Mobil Corp.	2,031,714	217,901,327
Hess Corp.	139,278	18,934,844
Kinder Morgan, Inc.	993,759	17,112,530
Marathon Oil Corp.	320,030	7,367,091
Marathon Petroleum Corp.	213,224	24,861,918
Occidental Petroleum Corp.	366,333	21,540,380
ONEOK, Inc.	224,192	13,837,130
Phillips 66	234,383	22,355,451
Pioneer Natural Resources Co.	120,153	24,893,299
Targa Resources Corp.	113,484	8,636,132
Valero Energy Corp.	181,640	21,306,372
Williams Cos., Inc.	610,792	19,930,143
		704,725,149
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	63,089	3,355,073
American Airlines Group, Inc. (a)	320,811	5,755,349
Delta Air Lines, Inc. (a)	319,346	15,181,709
Southwest Airlines Co.	298,266	10,800,212

See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
United Airlines Holdings, Inc. (a)	164,059	$ 9,001,917
		44,094,260
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	116,188	22,816,999
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	1,068,350	68,320,982
Catalent, Inc. (a)	89,747	3,891,430
Eli Lilly & Co.	396,106	185,765,792
Johnson & Johnson	1,305,957	216,162,003
Merck & Co., Inc.	1,274,258	147,036,631
Organon & Co.	127,713	2,657,708
Pfizer, Inc.	2,821,308	103,485,577
Viatris, Inc.	603,309	6,021,024
Zoetis, Inc.	235,030	40,474,516
		773,815,663
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	208,339	45,790,829
Broadridge Financial Solutions, Inc.	58,746	9,730,100
CoStar Group, Inc. (a)	199,636	17,767,604
Equifax, Inc.	61,666	14,510,010
Jacobs Solutions, Inc.	64,741	7,697,057
Leidos Holdings, Inc.	69,015	6,106,447
Paychex, Inc.	160,877	17,997,310
Robert Half International, Inc.	55,440	4,170,197
Verisk Analytics, Inc.	72,756	16,445,039
		140,214,593
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	159,126	12,843,059
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	70,268	13,299,624
Camden Property Trust REIT	53,450	5,819,102
Equity Residential REIT	170,767	11,265,499
Essex Property Trust, Inc. REIT	32,920	7,713,156
Invitation Homes, Inc. REIT	291,165	10,016,076
Mid-America Apartment Communities, Inc. REIT	57,443	8,723,294
UDR, Inc. REIT	153,501	6,594,403
		63,431,154
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	36,450	3,527,267
Kimco Realty Corp. REIT	306,652	6,047,177
Realty Income Corp. REIT	338,332	20,228,870
Regency Centers Corp. REIT	77,034	4,758,390
Simon Property Group, Inc. REIT	164,206	18,962,509
		53,524,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.3%
Advanced Micro Devices, Inc. (a)	811,755	92,467,012
Security Description	Shares	Value
Analog Devices, Inc.	254,998	$ 49,676,160
Applied Materials, Inc.	423,590	61,225,699
Broadcom, Inc.	209,846	182,026,716
Enphase Energy, Inc. (a)	68,193	11,420,964
First Solar, Inc. (a)	50,000	9,504,500
Intel Corp.	2,080,232	69,562,958
KLA Corp.	69,805	33,856,821
Lam Research Corp.	67,517	43,403,979
Microchip Technology, Inc.	276,554	24,776,473
Micron Technology, Inc.	548,265	34,601,004
Monolithic Power Systems, Inc.	22,219	12,003,370
NVIDIA Corp.	1,242,816	525,736,024
NXP Semiconductors NV	130,487	26,708,079
ON Semiconductor Corp. (a)	217,100	20,533,318
Qorvo, Inc. (a)	51,594	5,264,136
QUALCOMM, Inc.	560,249	66,692,041
Skyworks Solutions, Inc.	81,205	8,988,581
SolarEdge Technologies, Inc. (a)	27,896	7,505,419
Teradyne, Inc.	78,573	8,747,532
Texas Instruments, Inc.	455,705	82,036,014
		1,376,736,800
SOFTWARE — 10.3%
Adobe, Inc. (a)	230,018	112,476,502
ANSYS, Inc. (a)	43,373	14,324,801
Autodesk, Inc. (a)	109,056	22,313,948
Cadence Design Systems, Inc. (a)	137,655	32,282,851
Ceridian HCM Holding, Inc. (a)	76,987	5,155,819
Fair Isaac Corp. (a)	12,820	10,374,072
Fortinet, Inc. (a)	328,356	24,820,430
Gen Digital, Inc.	291,691	5,410,868
Intuit, Inc.	141,856	64,997,001
Microsoft Corp.	3,736,490	1,272,424,305
Oracle Corp.	774,524	92,238,063
Palo Alto Networks, Inc. (a)	152,008	38,839,564
Paycom Software, Inc.	24,060	7,729,034
PTC, Inc. (a)	52,810	7,514,863
Roper Technologies, Inc.	52,921	25,444,417
Salesforce, Inc. (a)	492,021	103,944,356
ServiceNow, Inc. (a)	101,108	56,819,663
Synopsys, Inc. (a)	76,938	33,499,574
Tyler Technologies, Inc. (a)	20,757	8,644,668
		1,939,254,799
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	233,601	45,304,578
Crown Castle, Inc. REIT	217,180	24,745,489
Digital Realty Trust, Inc. REIT	144,021	16,399,671
Equinix, Inc. REIT	46,528	36,475,160
Extra Space Storage, Inc. REIT	66,865	9,952,855
Iron Mountain, Inc. REIT	144,054	8,185,148
Public Storage REIT	79,276	23,139,079
SBA Communications Corp. REIT	54,739	12,686,311
VICI Properties, Inc. REIT	504,346	15,851,595

See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Weyerhaeuser Co. REIT	370,444	$ 12,413,579
		205,153,465
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	30,630	2,153,289
AutoZone, Inc. (a)	9,246	23,053,607
Bath & Body Works, Inc.	115,058	4,314,675
Best Buy Co., Inc.	101,268	8,298,913
CarMax, Inc. (a)	80,345	6,724,876
Home Depot, Inc.	508,844	158,067,300
Lowe's Cos., Inc.	303,605	68,523,648
O'Reilly Automotive, Inc. (a)	31,289	29,890,382
Ross Stores, Inc.	174,609	19,578,907
TJX Cos., Inc.	580,673	49,235,264
Tractor Supply Co.	55,882	12,355,510
Ulta Beauty, Inc. (a)	26,076	12,271,235
		394,467,606
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.9%
Apple, Inc.	7,429,938	1,441,185,074
Hewlett Packard Enterprise Co.	651,111	10,938,665
HP, Inc.	434,589	13,346,228
NetApp, Inc.	110,560	8,446,784
Seagate Technology Holdings PLC (c)	96,515	5,971,383
Western Digital Corp. (a)	156,287	5,927,966
		1,485,816,100
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	625,946	69,085,660
Ralph Lauren Corp. (c)	20,807	2,565,503
Tapestry, Inc.	121,442	5,197,717
VF Corp.	165,674	3,162,717
		80,011,597
TOBACCO — 0.6%
Altria Group, Inc.	897,183	40,642,390
Philip Morris International, Inc.	778,568	76,003,808
		116,646,198
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	287,364	16,951,602
United Rentals, Inc.	34,973	15,575,925
Security Description	Shares	Value
W.W. Grainger, Inc.	22,545	$ 17,778,762
		50,306,289
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	97,308	13,890,717
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc. (a)	289,428	40,201,549
TOTAL COMMON STOCKS (Cost $17,202,846,187)		18,698,148,383
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e) (f)	60,252,596	60,264,646
State Street Navigator Securities Lending Portfolio II (b) (g)	7,796,325	7,796,325
TOTAL SHORT-TERM INVESTMENTS (Cost $68,059,754)		68,060,971
TOTAL INVESTMENTS — 99.9% (Cost $17,270,905,941)		18,766,209,354
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,602,833
NET ASSETS — 100.0%		$18,776,812,187
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	335	09/15/2023	$72,761,823	$75,178,188	$2,416,365

During the period ended June 30, 2023, average notional value related to futures contracts was $47,008,283.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,698,148,383	$—	$—	$18,698,148,383
Short-Term Investments	68,060,971	—	—	68,060,971
TOTAL INVESTMENTS	$18,766,209,354	$—	$—	$18,766,209,354
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 2,416,365	$—	$—	$ 2,416,365
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,416,365	$—	$—	$ 2,416,365

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	145,022	$ 8,940,606	$ 5,114,506	$ 2,930,411	$102,014	$1,602,764	175,314	$12,829,479	$ 414,391
State Street Institutional Liquid Reserves Fund, Premier Class	17,034,408	17,032,705	471,160,950	427,934,770	4,289	1,472	60,252,596	60,264,646	1,883,485
State Street Navigator Securities Lending Portfolio II	24,284,921	24,284,921	888,254,973	904,743,569	—	—	7,796,325	7,796,325	194,614
Total		$50,258,232	$1,364,530,429	$1,335,608,750	$106,303	$1,604,236		$80,890,450	$2,492,490
See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Axon Enterprise, Inc. (a)	59,437	$ 11,597,348
General Dynamics Corp.	104,774	22,542,126
L3Harris Technologies, Inc.	83,581	16,362,652
Lockheed Martin Corp.	140,734	64,791,119
Northrop Grumman Corp.	90,388	41,198,850
TransDigm Group, Inc.	21,438	19,169,217
		175,661,312
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	56,230	5,305,301
Expeditors International of Washington, Inc.	134,386	16,278,176
		21,583,477
AUTOMOBILES — 3.5%
Tesla, Inc. (a)	2,368,851	620,094,126
BEVERAGES — 2.4%
Brown-Forman Corp. Class B	88,445	5,906,357
Coca-Cola Co.	2,224,504	133,959,631
Constellation Brands, Inc. Class A	79,402	19,543,214
Keurig Dr Pepper, Inc.	374,058	11,696,794
Monster Beverage Corp. (a)	669,882	38,478,022
PepsiCo, Inc.	1,211,426	224,380,324
		433,964,342
BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	1,551,372	209,016,350
Amgen, Inc.	469,951	104,338,521
Biogen, Inc. (a)	59,430	16,928,635
Gilead Sciences, Inc.	1,098,134	84,633,187
Incyte Corp. (a)	162,630	10,123,718
Moderna, Inc. (a)	288,290	35,027,235
Regeneron Pharmaceuticals, Inc. (a)	94,671	68,024,900
Vertex Pharmaceuticals, Inc. (a)	226,356	79,656,940
		607,749,486
BROADLINE RETAIL — 2.7%
Amazon.com, Inc. (a)	3,610,595	470,677,164
Etsy, Inc. (a)	64,196	5,431,624
		476,108,788
BUILDING PRODUCTS — 0.0% (b)
Masco Corp.	140,858	8,082,432
CAPITAL MARKETS — 0.9%
Ameriprise Financial, Inc.	91,637	30,438,146
Cboe Global Markets, Inc.	62,742	8,659,023
Charles Schwab Corp.	770,942	43,696,993
FactSet Research Systems, Inc.	20,189	8,088,723
MarketAxess Holdings, Inc.	16,375	4,280,753
Moody's Corp.	65,111	22,640,397
MSCI, Inc.	40,218	18,873,905
Nasdaq, Inc.	191,130	9,527,830
Security Description	Shares	Value
Raymond James Financial, Inc.	167,740	$ 17,406,380
		163,612,150
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	195,562	58,576,686
Albemarle Corp.	103,052	22,989,871
CF Industries Holdings, Inc.	172,922	12,004,245
Corteva, Inc.	432,402	24,776,634
FMC Corp.	110,917	11,573,080
Linde PLC	262,576	100,062,462
Mosaic Co.	292,042	10,221,470
		240,204,448
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	44,981	22,359,155
Copart, Inc. (a)	377,495	34,431,319
Republic Services, Inc.	99,436	15,230,612
Rollins, Inc.	203,843	8,730,596
Waste Management, Inc.	192,543	33,390,807
		114,142,489
COMMUNICATIONS EQUIPMENT — 0.3%
Arista Networks, Inc. (a)	218,200	35,361,492
Motorola Solutions, Inc.	81,056	23,772,104
		59,133,596
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	126,061	24,764,683
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	69,132	15,585,118
CONSUMER FINANCE — 0.3%
American Express Co.	256,871	44,746,928
Discover Financial Services	129,492	15,131,140
		59,878,068
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Costco Wholesale Corp.	257,354	138,554,247
Dollar General Corp.	192,615	32,702,175
Dollar Tree, Inc. (a)	182,753	26,225,055
		197,481,477
DISTRIBUTORS — 0.1%
Genuine Parts Co.	89,145	15,086,008
Pool Corp.	21,537	8,068,622
		23,154,630
ELECTRIC UTILITIES — 0.2%
NRG Energy, Inc.	95,132	3,556,985
PG&E Corp. (a)	1,418,049	24,503,887
		28,060,872
ELECTRICAL EQUIPMENT — 0.1%
AMETEK, Inc.	100,955	16,342,595
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	523,049	44,433,012
CDW Corp.	75,122	13,784,887

See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	85,197	$ 14,266,238
		72,484,137
ENERGY EQUIPMENT & SERVICES — 0.2%
Schlumberger NV	662,826	32,558,013
ENTERTAINMENT — 0.3%
Activision Blizzard, Inc. (a)	370,252	31,212,243
Electronic Arts, Inc.	155,561	20,176,262
		51,388,505
FINANCIAL SERVICES — 3.9%
Fiserv, Inc. (a)	374,585	47,253,898
FleetCor Technologies, Inc. (a)	34,458	8,651,715
Jack Henry & Associates, Inc.	64,173	10,738,068
Mastercard, Inc. Class A	735,803	289,391,320
Visa, Inc. Class A	1,422,867	337,902,455
		693,937,456
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	235,540	17,797,402
Bunge Ltd.	53,916	5,086,975
Campbell Soup Co.	104,374	4,770,935
General Mills, Inc.	352,300	27,021,410
Hershey Co.	129,291	32,283,963
Hormel Foods Corp.	183,776	7,391,471
Kellogg Co.	123,803	8,344,322
Lamb Weston Holdings, Inc.	126,746	14,569,453
McCormick & Co., Inc.	112,317	9,797,412
Mondelez International, Inc. Class A	648,493	47,301,079
		174,364,422
GAS UTILITIES — 0.1%
Atmos Energy Corp.	76,659	8,918,508
GROUND TRANSPORTATION — 0.7%
CSX Corp.	858,144	29,262,710
JB Hunt Transport Services, Inc.	73,174	13,246,689
Old Dominion Freight Line, Inc.	79,069	29,235,763
Union Pacific Corp.	268,043	54,846,959
		126,592,121
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	795,152	86,687,471
Boston Scientific Corp. (a)	668,569	36,162,897
Dexcom, Inc. (a)	339,784	43,665,642
Hologic, Inc. (a)	216,431	17,524,418
IDEXX Laboratories, Inc. (a)	35,645	17,901,988
Insulet Corp. (a)	61,064	17,607,194
Intuitive Surgical, Inc. (a)	150,940	51,612,424
ResMed, Inc.	69,719	15,233,601
		286,395,635
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Cigna Group	127,455	35,763,873
Elevance Health, Inc.	208,448	92,611,362
HCA Healthcare, Inc.	97,986	29,736,791
Humana, Inc.	70,316	31,440,393
McKesson Corp.	54,783	23,409,324
Security Description	Shares	Value
Molina Healthcare, Inc. (a)	51,532	$ 15,523,500
Quest Diagnostics, Inc.	64,202	9,024,233
UnitedHealth Group, Inc.	818,633	393,467,765
		630,977,241
HOTELS, RESTAURANTS & LEISURE — 1.6%
Chipotle Mexican Grill, Inc. (a)	24,263	51,898,557
Domino's Pizza, Inc.	14,345	4,834,122
Hilton Worldwide Holdings, Inc.	112,226	16,334,494
Marriott International, Inc. Class A	115,656	21,244,851
McDonald's Corp.	398,025	118,774,640
Starbucks Corp.	514,141	50,930,807
Yum! Brands, Inc.	157,543	21,827,583
		285,845,054
HOUSEHOLD DURABLES — 0.1%
DR Horton, Inc.	136,482	16,608,495
HOUSEHOLD PRODUCTS — 1.3%
Clorox Co.	48,644	7,736,342
Colgate-Palmolive Co.	401,163	30,905,598
Kimberly-Clark Corp.	142,875	19,725,322
Procter & Gamble Co.	1,139,826	172,957,197
		231,324,459
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	347,280	7,199,114
INSURANCE — 1.8%
Aon PLC Class A	118,553	40,924,496
Arch Capital Group Ltd. (a)	325,736	24,381,340
Arthur J Gallagher & Co.	119,501	26,238,835
Brown & Brown, Inc.	122,141	8,408,186
Chubb Ltd.	208,048	40,061,723
Everest Re Group Ltd.	21,891	7,483,657
Globe Life, Inc.	55,983	6,136,856
Marsh & McLennan Cos., Inc.	279,062	52,485,981
Principal Financial Group, Inc.	122,203	9,267,875
Progressive Corp.	514,627	68,121,176
Travelers Cos., Inc.	109,617	19,036,088
W R Berkley Corp.	176,610	10,518,892
		313,065,105
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Inc. Class A (a)	5,223,938	625,305,379
Alphabet, Inc. Class C (a)	4,493,604	543,591,276
		1,168,896,655
IT SERVICES — 0.7%
Accenture PLC Class A	271,589	83,806,934
EPAM Systems, Inc. (a)	34,533	7,761,292
Gartner, Inc. (a)	69,626	24,390,684
VeriSign, Inc. (a)	39,364	8,895,083
		124,853,993
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Agilent Technologies, Inc.	156,501	18,819,245
Bio-Techne Corp.	66,175	5,401,865

See accompanying notes to financial statements.
66

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Danaher Corp.	583,927	$ 140,142,480
IQVIA Holdings, Inc. (a)	78,281	17,595,220
Mettler-Toledo International, Inc. (a)	12,623	16,556,832
Thermo Fisher Scientific, Inc.	339,225	176,990,644
Waters Corp. (a)	52,326	13,946,972
		389,453,258
MACHINERY — 1.3%
Caterpillar, Inc.	271,921	66,906,162
Cummins, Inc.	63,373	15,536,525
Deere & Co.	237,152	96,091,619
IDEX Corp.	38,087	8,198,608
Illinois Tool Works, Inc.	124,360	31,109,897
Snap-on, Inc.	26,515	7,641,358
		225,484,169
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,258,749	50,349,960
Nucor Corp.	220,875	36,219,082
Steel Dynamics, Inc.	141,203	15,381,243
		101,950,285
MULTI-UTILITIES — 0.2%
Sempra Energy	166,347	24,218,460
WEC Energy Group, Inc.	144,575	12,757,298
		36,975,758
OIL, GAS & CONSUMABLE FUELS — 6.2%
APA Corp.	271,374	9,272,850
Chevron Corp.	1,532,373	241,118,892
ConocoPhillips	1,063,976	110,238,553
Coterra Energy, Inc.	666,048	16,851,014
Devon Energy Corp.	564,241	27,275,410
Diamondback Energy, Inc.	159,269	20,921,576
EOG Resources, Inc.	514,267	58,852,715
EQT Corp.	317,961	13,077,736
Exxon Mobil Corp.	3,555,095	381,283,939
Hess Corp.	243,011	33,037,345
Marathon Oil Corp.	543,134	12,502,945
Marathon Petroleum Corp.	179,134	20,887,024
Occidental Petroleum Corp.	631,824	37,151,251
ONEOK, Inc.	393,744	24,301,880
Pioneer Natural Resources Co.	205,542	42,584,192
Targa Resources Corp.	199,217	15,160,414
Williams Cos., Inc.	1,070,851	34,941,868
		1,099,459,604
PHARMACEUTICALS — 6.3%
Bristol-Myers Squibb Co.	1,847,321	118,136,178
Eli Lilly & Co.	692,808	324,913,096
Johnson & Johnson	1,416,794	234,507,743
Merck & Co., Inc.	2,231,106	257,447,321
Pfizer, Inc.	4,963,835	182,073,468
		1,117,077,806
PROFESSIONAL SERVICES — 1.0%
Automatic Data Processing, Inc.	363,252	79,839,157
Security Description	Shares	Value
Broadridge Financial Solutions, Inc.	49,968	$ 8,276,200
CoStar Group, Inc. (a)	358,424	31,899,736
Equifax, Inc.	52,743	12,410,428
Leidos Holdings, Inc.	78,006	6,901,971
Paychex, Inc.	161,167	18,029,752
Verisk Analytics, Inc.	58,547	13,233,378
		170,590,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.4%
Advanced Micro Devices, Inc. (a)	764,603	87,095,928
Analog Devices, Inc.	209,757	40,862,761
Applied Materials, Inc.	742,380	107,303,605
Broadcom, Inc.	219,946	190,787,759
Enphase Energy, Inc. (a)	119,902	20,081,187
First Solar, Inc. (a)	87,345	16,603,411
KLA Corp.	120,618	58,502,142
Lam Research Corp.	118,103	75,923,695
Microchip Technology, Inc.	235,863	21,130,966
Monolithic Power Systems, Inc.	39,402	21,286,142
NVIDIA Corp.	2,174,664	919,926,365
NXP Semiconductors NV	134,524	27,534,372
ON Semiconductor Corp. (a)	380,956	36,030,819
QUALCOMM, Inc.	979,504	116,600,156
SolarEdge Technologies, Inc. (a)	49,271	13,256,363
Teradyne, Inc.	67,488	7,513,439
Texas Instruments, Inc.	502,734	90,502,175
		1,850,941,285
SOFTWARE — 11.0%
Adobe, Inc. (a)	189,530	92,678,275
Autodesk, Inc. (a)	103,584	21,194,322
Cadence Design Systems, Inc. (a)	239,740	56,223,825
Fair Isaac Corp. (a)	22,136	17,912,672
Fortinet, Inc. (a)	570,995	43,161,512
Gen Digital, Inc.	263,487	4,887,684
Intuit, Inc.	131,102	60,069,625
Microsoft Corp.	3,792,016	1,291,333,129
Oracle Corp.	798,587	95,103,726
Palo Alto Networks, Inc. (a)	265,662	67,879,298
Paycom Software, Inc.	42,626	13,693,176
PTC, Inc. (a)	93,715	13,335,644
ServiceNow, Inc. (a)	179,130	100,665,686
Synopsys, Inc. (a)	134,202	58,432,893
Tyler Technologies, Inc. (a)	17,236	7,178,277
		1,943,749,744
SPECIALIZED REITs — 0.7%
American Tower Corp. REIT	217,289	42,141,029
Extra Space Storage, Inc. REIT	58,901	8,767,414
Iron Mountain, Inc. REIT	161,404	9,170,975
Public Storage REIT	86,372	25,210,259
SBA Communications Corp. REIT	53,159	12,320,130

See accompanying notes to financial statements.
67

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
VICI Properties, Inc. REIT	502,405	$ 15,790,589
Weyerhaeuser Co. REIT	369,576	12,384,492
		125,784,888
SPECIALTY RETAIL — 2.4%
AutoZone, Inc. (a)	16,234	40,477,206
Home Depot, Inc.	471,940	146,603,441
Lowe's Cos., Inc.	361,876	81,675,413
O'Reilly Automotive, Inc. (a)	53,536	51,142,941
TJX Cos., Inc.	648,025	54,946,040
Tractor Supply Co.	96,357	21,304,533
Ulta Beauty, Inc. (a)	44,045	20,727,357
		416,876,931
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.2%
Apple, Inc.	13,000,546	2,521,715,908
TOBACCO — 0.6%
Altria Group, Inc.	816,670	36,995,151
Philip Morris International, Inc.	737,161	71,961,657
		108,956,808
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	247,356	14,591,530
W.W. Grainger, Inc.	39,301	30,992,376
		45,583,906
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc. (a)	344,324	$ 47,826,604
TOTAL COMMON STOCKS (Cost $15,658,871,611)		17,713,440,578
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d) (Cost $8,292,426)	8,291,050	8,292,708
TOTAL INVESTMENTS — 99.9% (Cost $15,667,164,037)		17,721,733,286
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,254,823
NET ASSETS — 100.0%		$17,732,988,109
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,713,440,578	$—	$—	$17,713,440,578
Short-Term Investment	8,292,708	—	—	8,292,708
TOTAL INVESTMENTS	$17,721,733,286	$—	$—	$17,721,733,286

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,873,678	$ 8,872,791	$285,887,504	$286,474,173	$6,222	$364	8,291,050	$8,292,708	$512,085
State Street Navigator Securities Lending Portfolio II	4,385,456	4,385,456	126,664,732	131,050,188	—	—	—	—	3,092
Total		$13,258,247	$412,552,236	$417,524,361	$6,222	$364		$8,292,708	$515,177
See accompanying notes to financial statements.
68

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUTOMOBILES — 1.7%
Ford Motor Co.	7,264,481	$ 109,911,598
BANKS — 11.2%
Citigroup, Inc.	1,799,874	82,866,199
Citizens Financial Group, Inc.	2,213,044	57,716,187
Comerica, Inc.	1,300,583	55,092,696
Fifth Third Bancorp	2,632,987	69,010,589
Huntington Bancshares, Inc.	6,304,461	67,962,090
KeyCorp	5,161,712	47,694,219
Morgan Stanley	969,004	82,752,942
PNC Financial Services Group, Inc.	584,202	73,580,242
Regions Financial Corp.	4,053,855	72,239,696
Truist Financial Corp.	1,914,553	58,106,684
U.S. Bancorp	1,983,060	65,520,302
		732,541,846
BIOTECHNOLOGY — 1.3%
AbbVie, Inc.	626,646	84,428,016
CAPITAL MARKETS — 3.9%
Franklin Resources, Inc.	3,092,198	82,592,608
Invesco Ltd. (a)	4,997,273	84,004,159
T Rowe Price Group, Inc. (a)	787,788	88,248,012
		254,844,779
CHEMICALS — 2.7%
Dow, Inc.	1,590,196	84,693,839
LyondellBasell Industries NV Class A	997,945	91,641,289
		176,335,128
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Walgreens Boots Alliance, Inc. (a)	2,577,981	73,446,679
CONTAINERS & PACKAGING — 3.9%
Amcor PLC	7,883,263	78,674,965
International Paper Co.	2,518,354	80,108,840
Packaging Corp. of America	711,755	94,065,541
		252,849,346
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	4,830,348	77,044,051
Verizon Communications, Inc.	2,289,696	85,153,794
		162,197,845
ELECTRIC UTILITIES — 11.4%
Duke Energy Corp.	912,988	81,931,543
Edison International	1,364,635	94,773,901
Entergy Corp.	862,772	84,008,110
Security Description	Shares	Value
Evergy, Inc.	1,508,550	$ 88,129,491
FirstEnergy Corp.	2,247,438	87,380,389
NRG Energy, Inc.	2,813,055	105,180,127
Pinnacle West Capital Corp.	1,249,657	101,797,059
Southern Co.	1,387,548	97,475,247
		740,675,867
FOOD PRODUCTS — 2.6%
Conagra Brands, Inc.	2,483,885	83,756,602
Kraft Heinz Co.	2,324,196	82,508,958
		166,265,560
HEALTH CARE REITs — 2.4%
Healthpeak Properties, Inc. REIT	3,402,556	68,391,375
Ventas, Inc. REIT	1,814,695	85,780,633
		154,172,008
HOTELS, RESTAURANTS & LEISURE — 1.6%
Darden Restaurants, Inc.	633,987	105,926,548
HOUSEHOLD DURABLES — 2.2%
Newell Brands, Inc.	5,876,158	51,122,575
Whirlpool Corp. (a)	605,967	90,161,830
		141,284,405
HOUSEHOLD PRODUCTS — 1.5%
Kimberly-Clark Corp.	687,436	94,907,414
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	804,777	80,550,130
INSURANCE — 2.4%
Lincoln National Corp.	2,845,052	73,288,539
Prudential Financial, Inc.	917,421	80,934,881
		154,223,420
IT SERVICES — 1.3%
International Business Machines Corp.	654,105	87,525,790
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Hasbro, Inc.	1,450,163	93,927,058
MACHINERY — 1.5%
Stanley Black & Decker, Inc. (a)	1,056,140	98,970,879
MEDIA — 3.1%
Interpublic Group of Cos., Inc. (a)	2,536,991	97,877,113
Omnicom Group, Inc.	1,074,409	102,230,016
		200,107,129
METALS & MINING — 1.1%
Newmont Corp.	1,733,462	73,949,489

See accompanying notes to financial statements.
69

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
MULTI-UTILITIES — 2.6%
Dominion Energy, Inc.	1,481,267	$ 76,714,818
Public Service Enterprise Group, Inc.	1,518,450	95,070,154
		171,784,972
OFFICE REITs — 1.2%
Boston Properties, Inc. REIT	1,306,272	75,228,204
OIL, GAS & CONSUMABLE FUELS — 5.3%
Kinder Morgan, Inc.	4,983,819	85,821,363
ONEOK, Inc.	1,331,455	82,177,403
Phillips 66	864,867	82,491,014
Williams Cos., Inc.	2,943,685	96,052,442
		346,542,222
PHARMACEUTICALS — 2.2%
Organon & Co.	2,946,499	61,316,644
Viatris, Inc.	7,978,403	79,624,462
		140,941,106
RESIDENTIAL REITs — 6.1%
AvalonBay Communities, Inc. REIT	534,688	101,200,398
Equity Residential REIT	1,478,425	97,531,697
Essex Property Trust, Inc. REIT	423,431	99,209,883
UDR, Inc. REIT	2,277,860	97,856,866
		395,798,844
RETAIL REITs — 6.4%
Federal Realty Investment Trust REIT	839,224	81,211,706
Kimco Realty Corp. REIT	4,218,300	83,184,876
Realty Income Corp. REIT	1,379,278	82,467,032
Regency Centers Corp. REIT	1,404,818	86,775,608
Simon Property Group, Inc. REIT	737,741	85,194,331
		418,833,553
SPECIALIZED REITs — 6.9%
Crown Castle, Inc. REIT	636,910	72,569,525
Digital Realty Trust, Inc. REIT	864,948	98,491,629
Extra Space Storage, Inc. REIT (a)	608,517	90,577,755
Iron Mountain, Inc. REIT	1,774,679	100,837,261
VICI Properties, Inc. REIT	2,725,251	85,654,639
		448,130,809
SPECIALTY RETAIL — 1.4%
Best Buy Co., Inc.	1,106,653	90,690,213
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Seagate Technology Holdings PLC	1,487,217	$ 92,014,116
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
VF Corp.	3,058,477	58,386,326
TOBACCO — 2.8%
Altria Group, Inc.	2,066,761	93,624,273
Philip Morris International, Inc.	913,617	89,187,292
		182,811,565
TOTAL COMMON STOCKS (Cost $7,464,951,037)		6,460,202,864

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (b) (c)	24,740,296	24,745,244
State Street Navigator Securities Lending Portfolio II (d) (e)	57,337,305	57,337,305
TOTAL SHORT-TERM INVESTMENTS (Cost $82,081,912)		82,082,549
TOTAL INVESTMENTS — 100.5% (Cost $7,547,032,949)		6,542,285,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(31,138,531)
NET ASSETS — 100.0%		$ 6,511,146,882
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
70

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	09/15/2023	$39,700,378	$41,067,487	$1,367,109

During the period ended June 30, 2023, average notional value related to futures contracts was $36,865,174.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,460,202,864	$—	$—	$6,460,202,864
Short-Term Investments	82,082,549	—	—	82,082,549
TOTAL INVESTMENTS	$6,542,285,413	$—	$—	$6,542,285,413
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 1,367,109	$—	$—	$ 1,367,109
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,367,109	$—	$—	$ 1,367,109

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	—	$ —	$ 143,924,867	$ 173,353,492	$29,428,625	$ —	—	$ —	$1,780,253
State Street Institutional Liquid Reserves Fund, Premier Class	21,462,675	21,460,529	539,952,090	536,666,201	(1,850)	676	24,740,296	24,745,244	967,700
State Street Navigator Securities Lending Portfolio II	34,115,540	34,115,540	1,905,006,226	1,881,784,461	—	—	57,337,305	57,337,305	395,300
Total		$55,576,069	$2,588,883,183	$2,591,804,154	$29,426,775	$676		$82,082,549	$3,143,253
See accompanying notes to financial statements.
71

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
Boeing Co. (a)	532,652	$ 112,474,796
General Dynamics Corp.	99,390	21,383,759
Howmet Aerospace, Inc.	346,040	17,149,742
Huntington Ingalls Industries, Inc.	37,343	8,499,267
L3Harris Technologies, Inc.	89,472	17,515,933
Lockheed Martin Corp.	61,987	28,537,575
Northrop Grumman Corp.	38,130	17,379,654
Raytheon Technologies Corp.	1,378,972	135,084,097
Textron, Inc.	196,646	13,299,169
TransDigm Group, Inc.	26,039	23,283,293
		394,607,285
AIR FREIGHT & LOGISTICS — 1.1%
CH Robinson Worldwide, Inc. (b)	50,613	4,775,337
FedEx Corp.	218,281	54,111,860
United Parcel Service, Inc. Class B	682,649	122,364,833
		181,252,030
AUTOMOBILE COMPONENTS — 0.2%
Aptiv PLC (a)	255,247	26,058,166
BorgWarner, Inc.	221,047	10,811,409
		36,869,575
AUTOMOBILES — 0.7%
Ford Motor Co.	3,682,771	55,720,325
General Motors Co.	1,311,704	50,579,307
		106,299,632
BANKS — 8.2%
Bank of America Corp.	6,530,546	187,361,365
Bank of New York Mellon Corp.	676,397	30,113,195
Citigroup, Inc.	1,833,674	84,422,351
Citizens Financial Group, Inc.	462,702	12,067,268
Comerica, Inc.	122,387	5,184,313
Fifth Third Bancorp	644,739	16,898,609
Goldman Sachs Group, Inc.	313,145	101,001,788
Huntington Bancshares, Inc.	1,354,613	14,602,728
JPMorgan Chase & Co.	2,752,624	400,341,635
KeyCorp	877,317	8,106,409
M&T Bank Corp.	159,189	19,701,231
Morgan Stanley	1,229,891	105,032,691
Northern Trust Corp.	195,971	14,529,290
PNC Financial Services Group, Inc.	377,208	47,509,348
Regions Financial Corp.	877,827	15,642,877
State Street Corp. (c)	314,813	23,038,015
Truist Financial Corp.	1,248,085	37,879,380
U.S. Bancorp	1,312,096	43,351,652
Wells Fargo & Co.	3,534,250	150,841,790
Zions Bancorp NA (b)	139,947	3,758,976
		1,321,384,911
Security Description	Shares	Value
BEVERAGES — 0.8%
Brown-Forman Corp. Class B	77,088	$ 5,147,937
Coca-Cola Co.	1,281,330	77,161,693
Constellation Brands, Inc. Class A	67,227	16,546,581
Keurig Dr Pepper, Inc.	399,498	12,492,302
Molson Coors Beverage Co. Class B	177,512	11,687,390
		123,035,903
BIOTECHNOLOGY — 0.1%
Biogen, Inc. (a)	71,904	20,481,854
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	4,540,464	591,894,887
eBay, Inc.	511,280	22,849,103
Etsy, Inc. (a)	49,296	4,170,935
		618,914,925
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	118,699	8,638,913
Allegion PLC	82,209	9,866,724
Carrier Global Corp.	784,160	38,980,594
Johnson Controls International PLC	647,007	44,087,057
Masco Corp.	61,259	3,515,041
Trane Technologies PLC	215,787	41,271,422
		146,359,751
CAPITAL MARKETS — 3.0%
BlackRock, Inc.	141,007	97,455,578
Cboe Global Markets, Inc.	32,865	4,535,699
Charles Schwab Corp.	573,863	32,526,555
CME Group, Inc.	338,764	62,769,581
FactSet Research Systems, Inc.	14,437	5,784,184
Franklin Resources, Inc.	269,522	7,198,933
Intercontinental Exchange, Inc.	525,553	59,429,533
Invesco Ltd.	425,117	7,146,217
MarketAxess Holdings, Inc.	18,273	4,776,928
Moody's Corp.	78,698	27,364,868
MSCI, Inc.	32,459	15,232,684
Nasdaq, Inc.	114,407	5,703,189
S&P Global, Inc.	309,753	124,176,880
T Rowe Price Group, Inc. (b)	210,891	23,624,010
		477,724,839
CHEMICALS — 2.1%
Celanese Corp. (b)	93,916	10,875,473
Corteva, Inc.	208,410	11,941,893
Dow, Inc.	663,093	35,316,333
DuPont de Nemours, Inc.	431,546	30,829,646
Eastman Chemical Co.	112,298	9,401,589
Ecolab, Inc.	233,010	43,500,637
International Flavors & Fragrances, Inc.	239,284	19,044,614
Linde PLC	180,777	68,890,499
LyondellBasell Industries NV Class A	238,538	21,904,944
PPG Industries, Inc.	221,093	32,788,092

See accompanying notes to financial statements.
72

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Sherwin-Williams Co.	221,863	$ 58,909,064
		343,402,784
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	33,427	16,615,893
Republic Services, Inc.	86,985	13,323,492
Waste Management, Inc.	143,771	24,932,767
		54,872,152
COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	3,866,902	200,073,509
F5, Inc. (a)	56,783	8,305,082
Juniper Networks, Inc.	303,635	9,512,885
Motorola Solutions, Inc.	70,961	20,811,442
		238,702,918
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	58,546	27,030,103
Vulcan Materials Co.	50,948	11,485,717
		38,515,820
CONSUMER FINANCE — 0.7%
American Express Co.	286,530	49,913,526
Capital One Financial Corp.	358,754	39,236,925
Discover Financial Services	100,510	11,744,593
Synchrony Financial	410,463	13,922,905
		114,817,949
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Costco Wholesale Corp.	141,988	76,443,499
Kroger Co.	612,763	28,799,861
Sysco Corp.	477,299	35,415,586
Target Corp.	432,936	57,104,258
Walgreens Boots Alliance, Inc.	673,739	19,194,824
Walmart, Inc.	1,320,014	207,479,801
		424,437,829
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,398,799	13,960,014
Avery Dennison Corp.	76,212	13,093,222
Ball Corp. (b)	294,992	17,171,484
International Paper Co.	334,623	10,644,358
Packaging Corp. of America	86,983	11,495,673
Sealed Air Corp.	135,408	5,416,320
Westrock Co.	238,042	6,919,881
		78,700,952
DISTRIBUTORS — 0.2%
Genuine Parts Co.	36,921	6,248,141
LKQ Corp.	238,873	13,919,129
Pool Corp. (b)	13,470	5,046,401
		25,213,671
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	6,710,687	107,035,458
Verizon Communications, Inc.	3,953,691	147,037,768
		254,073,226
Security Description	Shares	Value
ELECTRIC UTILITIES — 3.5%
Alliant Energy Corp.	236,163	$ 12,393,834
American Electric Power Co., Inc.	483,918	40,745,896
Constellation Energy Corp.	307,023	28,107,956
Duke Energy Corp.	724,294	64,998,144
Edison International	358,853	24,922,341
Entergy Corp.	199,190	19,395,130
Evergy, Inc.	216,039	12,620,998
Eversource Energy	328,156	23,272,824
Exelon Corp.	935,963	38,131,133
FirstEnergy Corp.	509,949	19,826,817
NextEra Energy, Inc.	1,905,954	141,421,787
NRG Energy, Inc.	114,475	4,280,220
Pinnacle West Capital Corp.	105,926	8,628,732
PPL Corp.	691,792	18,304,816
Southern Co.	1,023,972	71,934,033
Xcel Energy, Inc.	514,537	31,988,765
		560,973,426
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc. (b)	107,695	17,433,667
Eaton Corp. PLC	374,562	75,324,418
Emerson Electric Co.	538,192	48,647,175
Generac Holdings, Inc. (a) (b)	59,273	8,839,383
Rockwell Automation, Inc.	108,112	35,617,498
		185,862,141
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW Corp.	47,355	8,689,642
Corning, Inc.	715,041	25,055,037
Keysight Technologies, Inc. (a)	77,450	12,969,002
TE Connectivity Ltd.	298,027	41,771,464
Teledyne Technologies, Inc. (a)	44,028	18,100,351
Trimble, Inc. (a)	232,070	12,285,786
Zebra Technologies Corp. Class A (a)	48,673	14,398,934
		133,270,216
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	946,225	29,910,172
Halliburton Co.	852,077	28,110,020
Schlumberger NV	627,912	30,843,038
		88,863,230
ENTERTAINMENT — 2.7%
Activision Blizzard, Inc. (a)	274,145	23,110,423
Electronic Arts, Inc.	78,411	10,169,907
Live Nation Entertainment, Inc. (a)	133,645	12,176,396
Netflix, Inc. (a)	419,193	184,650,325
Take-Two Interactive Software, Inc. (a)	149,062	21,935,964
Walt Disney Co. (a)	1,719,654	153,530,709
Warner Bros Discovery, Inc. (a) (b)	2,082,083	26,109,321
		431,683,045

See accompanying notes to financial statements.
73

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
FINANCIAL SERVICES — 4.5%
Berkshire Hathaway, Inc. Class B (a)	1,679,682	$ 572,771,562
Fidelity National Information Services, Inc.	557,519	30,496,289
Fiserv, Inc. (a)	180,232	22,736,267
FleetCor Technologies, Inc. (a)	32,932	8,268,567
Global Payments, Inc.	247,043	24,338,676
PayPal Holdings, Inc. (a)	1,050,973	70,131,428
		728,742,789
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	263,057	19,876,587
Bunge Ltd.	83,072	7,837,843
Campbell Soup Co.	77,145	3,526,298
Conagra Brands, Inc.	451,021	15,208,428
General Mills, Inc.	178,687	13,705,293
Hormel Foods Corp.	75,896	3,052,537
J M Smucker Co.	100,422	14,829,317
Kellogg Co.	107,636	7,254,666
Kraft Heinz Co.	748,893	26,585,702
McCormick & Co., Inc.	115,671	10,089,981
Mondelez International, Inc. Class A	590,462	43,068,298
Tyson Foods, Inc. Class A	268,165	13,687,142
		178,722,092
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	52,712	6,132,514
GROUND TRANSPORTATION — 0.9%
CSX Corp.	995,794	33,956,575
Norfolk Southern Corp.	214,258	48,585,144
Union Pacific Corp.	287,840	58,897,821
		141,439,540
HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
Abbott Laboratories	787,894	85,896,204
Align Technology, Inc. (a)	68,310	24,157,148
Baxter International, Inc.	475,540	21,665,602
Becton Dickinson & Co.	267,019	70,495,686
Boston Scientific Corp. (a)	633,232	34,251,519
Cooper Cos., Inc.	46,529	17,840,615
DENTSPLY SIRONA, Inc.	201,099	8,047,982
Edwards Lifesciences Corp. (a)	571,055	53,867,618
GE HealthCare Technologies, Inc.	368,329	29,923,048
IDEXX Laboratories, Inc. (a)	39,805	19,991,265
Intuitive Surgical, Inc. (a)	168,181	57,507,811
Medtronic PLC	1,252,295	110,327,190
ResMed, Inc.	63,707	13,919,980
STERIS PLC	93,583	21,054,303
Stryker Corp.	317,448	96,850,210
Teleflex, Inc.	44,262	10,712,732
Zimmer Biomet Holdings, Inc.	197,394	28,740,566
		705,249,479
HEALTH CARE PROVIDERS & SERVICES — 2.1%
AmerisourceBergen Corp.	152,222	29,292,079
Security Description	Shares	Value
Cardinal Health, Inc.	241,666	$ 22,854,354
Centene Corp. (a)	518,095	34,945,508
Cigna Group	143,123	40,160,314
CVS Health Corp.	1,209,003	83,578,377
DaVita, Inc. (a)	51,403	5,164,459
HCA Healthcare, Inc.	89,437	27,142,341
Henry Schein, Inc. (a)	127,744	10,360,038
Humana, Inc.	42,372	18,945,792
Laboratory Corp. of America Holdings	83,341	20,112,684
McKesson Corp.	69,573	29,729,239
Quest Diagnostics, Inc.	36,196	5,087,710
Universal Health Services, Inc. Class B	60,050	9,474,088
		336,846,983
HEALTH CARE REITs — 0.4%
Healthpeak Properties, Inc. REIT	514,936	10,350,213
Ventas, Inc. REIT	375,197	17,735,562
Welltower, Inc. REIT	468,185	37,871,485
		65,957,260
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	673,195	11,329,872
HOTELS, RESTAURANTS & LEISURE — 2.6%
Booking Holdings, Inc. (a)	34,862	94,138,905
Caesars Entertainment, Inc. (a)	200,764	10,232,941
Carnival Corp. (a) (b)	936,644	17,637,007
Darden Restaurants, Inc.	115,068	19,225,561
Domino's Pizza, Inc.	18,196	6,131,870
Expedia Group, Inc. (a)	134,265	14,687,248
Hilton Worldwide Holdings, Inc.	130,306	18,966,038
Las Vegas Sands Corp. (a)	308,480	17,891,840
Marriott International, Inc. Class A	119,045	21,867,376
McDonald's Corp.	261,924	78,160,741
MGM Resorts International	284,359	12,489,047
Norwegian Cruise Line Holdings Ltd. (a)	394,514	8,588,570
Royal Caribbean Cruises Ltd. (a) (b)	206,236	21,394,923
Starbucks Corp.	529,549	52,457,124
Wynn Resorts Ltd.	96,476	10,188,830
Yum! Brands, Inc.	94,820	13,137,311
		417,195,332
HOUSEHOLD DURABLES — 0.7%
DR Horton, Inc.	147,149	17,906,562
Garmin Ltd.	144,248	15,043,624
Lennar Corp. Class A	239,295	29,986,056
Mohawk Industries, Inc. (a)	49,242	5,079,805
Newell Brands, Inc.	351,922	3,061,721
NVR, Inc. (a)	2,843	18,054,813
PulteGroup, Inc.	212,973	16,543,742

See accompanying notes to financial statements.
74

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Whirlpool Corp. (b)	50,934	$ 7,578,470
		113,254,793
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	228,996	22,952,269
Clorox Co.	63,972	10,174,107
Colgate-Palmolive Co.	353,522	27,235,335
Kimberly-Clark Corp.	164,930	22,770,236
Procter & Gamble Co.	999,429	151,653,356
		234,785,303
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	256,097	5,308,891
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	517,867	51,833,308
General Electric Co.	1,025,438	112,644,364
Honeywell International, Inc.	628,964	130,510,030
		294,987,702
INDUSTRIAL REITs — 0.7%
Prologis, Inc. REIT	868,989	106,564,121
INSURANCE — 2.4%
Aflac, Inc.	517,895	36,149,071
Allstate Corp.	246,993	26,932,117
American International Group, Inc.	681,746	39,227,665
Aon PLC Class A (b)	65,965	22,771,118
Arthur J Gallagher & Co.	71,998	15,808,601
Assurant, Inc.	49,337	6,202,648
Brown & Brown, Inc.	90,215	6,210,400
Chubb Ltd.	167,944	32,339,297
Cincinnati Financial Corp.	147,713	14,375,429
Everest Re Group Ltd.	15,410	5,268,062
Globe Life, Inc.	25,505	2,795,858
Hartford Financial Services Group, Inc.	298,643	21,508,269
Lincoln National Corp.	144,275	3,716,524
Loews Corp.	184,231	10,939,637
Marsh & McLennan Cos., Inc.	167,934	31,585,027
MetLife, Inc.	605,944	34,254,014
Principal Financial Group, Inc.	83,083	6,301,015
Prudential Financial, Inc.	346,089	30,531,971
Travelers Cos., Inc.	100,107	17,384,582
Willis Towers Watson PLC	100,573	23,684,941
		387,986,246
INTERACTIVE MEDIA & SERVICES — 3.8%
Match Group, Inc. (a)	262,979	11,005,671
Meta Platforms, Inc. Class A (a)	2,083,670	597,971,617
		608,977,288
IT SERVICES — 1.7%
Accenture PLC Class A	302,417	93,319,838
Akamai Technologies, Inc. (a)	148,267	13,324,755
Cognizant Technology Solutions Corp. Class A	478,217	31,218,006
DXC Technology Co. (a)	215,252	5,751,534
Security Description	Shares	Value
EPAM Systems, Inc. (a)	17,506	$ 3,934,474
International Business Machines Corp.	855,298	114,447,425
VeriSign, Inc. (a)	43,992	9,940,872
		271,936,904
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	121,669	7,880,501
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	111,272	13,380,458
Bio-Rad Laboratories, Inc. Class A (a)	20,368	7,721,916
Bio-Techne Corp.	76,447	6,240,369
Charles River Laboratories International, Inc. (a)	48,015	10,095,154
Illumina, Inc. (a)	147,926	27,734,646
IQVIA Holdings, Inc. (a)	90,814	20,412,263
Mettler-Toledo International, Inc. (a)	7,296	9,569,725
Revvity, Inc.	118,673	14,097,166
West Pharmaceutical Services, Inc.	69,756	26,679,577
		135,931,274
MACHINERY — 2.4%
Caterpillar, Inc.	195,626	48,133,777
Cummins, Inc.	65,173	15,977,813
Dover Corp.	131,834	19,465,290
Fortive Corp.	332,119	24,832,538
IDEX Corp.	30,367	6,536,800
Illinois Tool Works, Inc.	128,627	32,177,330
Ingersoll Rand, Inc.	380,366	24,860,722
Nordson Corp.	50,656	12,571,806
Otis Worldwide Corp.	390,430	34,752,174
PACCAR, Inc.	490,899	41,063,701
Parker-Hannifin Corp.	120,689	47,073,538
Pentair PLC	153,835	9,937,741
Snap-on, Inc.	21,353	6,153,721
Stanley Black & Decker, Inc. (b)	139,622	13,083,978
Westinghouse Air Brake Technologies Corp.	170,838	18,735,804
Xylem, Inc.	224,731	25,309,205
		380,665,938
MEDIA — 1.6%
Charter Communications, Inc. Class A (a)	99,002	36,370,365
Comcast Corp. Class A	3,917,802	162,784,673
Fox Corp. Class A (b)	253,427	8,616,518
Fox Corp. Class B	130,689	4,167,672
Interpublic Group of Cos., Inc. (b)	365,503	14,101,106
News Corp. Class A	357,887	6,978,797
News Corp. Class B (b)	110,270	2,174,524
Omnicom Group, Inc.	191,505	18,221,701
Paramount Global Class B	472,422	7,516,234
		260,931,590

See accompanying notes to financial statements.
75

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
METALS & MINING — 0.2%
Newmont Corp.	746,042	$ 31,826,152
MULTI-UTILITIES — 1.3%
Ameren Corp.	243,665	19,900,121
CenterPoint Energy, Inc.	591,133	17,231,527
CMS Energy Corp.	273,952	16,094,680
Consolidated Edison, Inc.	326,440	29,510,176
Dominion Energy, Inc.	784,823	40,645,983
DTE Energy Co.	194,094	21,354,222
NiSource, Inc.	380,250	10,399,837
Public Service Enterprise Group, Inc.	469,196	29,376,362
Sempra Energy	117,997	17,179,183
WEC Energy Group, Inc.	142,484	12,572,788
		214,264,879
OFFICE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	147,828	16,777,000
Boston Properties, Inc. REIT	133,458	7,685,846
		24,462,846
OIL, GAS & CONSUMABLE FUELS — 0.9%
Kinder Morgan, Inc.	1,860,569	32,038,998
Marathon Petroleum Corp.	207,762	24,225,049
Phillips 66	432,214	41,224,572
Valero Energy Corp.	340,486	39,939,008
		137,427,627
PASSENGER AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	118,668	6,310,764
American Airlines Group, Inc. (a)	608,248	10,911,969
Delta Air Lines, Inc. (a)	602,159	28,626,639
Southwest Airlines Co.	557,798	20,197,866
United Airlines Holdings, Inc. (a)	307,571	16,876,421
		82,923,659
PERSONAL CARE PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	217,721	42,756,050
PHARMACEUTICALS — 1.6%
Catalent, Inc. (a)	168,292	7,297,141
Johnson & Johnson	930,109	153,951,642
Organon & Co.	238,004	4,952,863
Viatris, Inc.	1,140,649	11,383,677
Zoetis, Inc.	435,296	74,962,324
		252,547,647
PROFESSIONAL SERVICES — 0.5%
Broadridge Financial Solutions, Inc.	57,863	9,583,849
Equifax, Inc. (b)	58,791	13,833,522
Jacobs Solutions, Inc.	120,113	14,280,235
Leidos Holdings, Inc.	44,770	3,961,250
Paychex, Inc.	130,051	14,548,805
Robert Half International, Inc.	101,426	7,629,264
Security Description	Shares	Value
Verisk Analytics, Inc.	73,614	$ 16,638,972
		80,475,897
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	296,458	23,927,125
RESIDENTIAL REITs — 0.7%
AvalonBay Communities, Inc. REIT	131,691	24,925,155
Camden Property Trust REIT	103,332	11,249,755
Equity Residential REIT	320,994	21,175,974
Essex Property Trust, Inc. REIT	60,929	14,275,665
Invitation Homes, Inc. REIT	545,307	18,758,561
Mid-America Apartment Communities, Inc. REIT	108,422	16,464,965
UDR, Inc. REIT	291,291	12,513,861
		119,363,936
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	68,440	6,622,939
Kimco Realty Corp. REIT	582,463	11,486,170
Realty Income Corp. REIT	634,135	37,914,932
Regency Centers Corp. REIT	145,400	8,981,358
Simon Property Group, Inc. REIT	307,553	35,516,220
		100,521,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Micro Devices, Inc. (a)	697,593	79,462,819
Analog Devices, Inc.	252,679	49,224,396
Broadcom, Inc.	157,193	136,353,924
Intel Corp.	3,928,768	131,378,002
Microchip Technology, Inc.	263,464	23,603,740
Micron Technology, Inc.	1,027,526	64,847,166
NXP Semiconductors NV	100,105	20,489,491
Qorvo, Inc. (a)	94,802	9,672,648
Skyworks Solutions, Inc.	150,877	16,700,575
Teradyne, Inc.	74,325	8,274,602
Texas Instruments, Inc.	315,543	56,804,051
		596,811,414
SOFTWARE — 9.7%
Adobe, Inc. (a)	228,249	111,611,479
ANSYS, Inc. (a)	81,798	27,015,425
Autodesk, Inc. (a)	91,349	18,690,919
Ceridian HCM Holding, Inc. (a) (b)	145,051	9,714,065
Gen Digital, Inc.	254,864	4,727,727
Intuit, Inc.	124,268	56,938,355
Microsoft Corp.	2,942,469	1,002,028,393
Oracle Corp.	592,662	70,580,118
Roper Technologies, Inc.	99,926	48,044,421
Salesforce, Inc. (a)	922,130	194,809,184
Tyler Technologies, Inc. (a)	20,789	8,657,995
		1,552,818,081

See accompanying notes to financial statements.
76

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SPECIALIZED REITs — 1.6%
American Tower Corp. REIT	205,933	$ 39,938,646
Crown Castle, Inc. REIT	407,254	46,402,521
Digital Realty Trust, Inc. REIT	271,005	30,859,339
Equinix, Inc. REIT	88,089	69,056,491
Extra Space Storage, Inc. REIT	63,504	9,452,570
Iron Mountain, Inc. REIT (b)	100,519	5,711,490
Public Storage REIT	56,585	16,516,030
SBA Communications Corp. REIT	44,743	10,369,638
VICI Properties, Inc. REIT	405,129	12,733,204
Weyerhaeuser Co. REIT	296,040	9,920,300
		250,960,229
SPECIALTY RETAIL — 1.8%
Advance Auto Parts, Inc.	56,601	3,979,050
Bath & Body Works, Inc.	213,612	8,010,450
Best Buy Co., Inc.	184,836	15,147,310
CarMax, Inc. (a) (b)	147,819	12,372,450
Home Depot, Inc.	448,276	139,252,457
Lowe's Cos., Inc.	174,096	39,293,467
Ross Stores, Inc.	323,947	36,324,177
TJX Cos., Inc.	391,983	33,236,239
		287,615,600
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Hewlett Packard Enterprise Co.	1,208,883	20,309,234
HP, Inc.	811,856	24,932,098
NetApp, Inc.	204,519	15,625,251
Seagate Technology Holdings PLC	180,795	11,185,787
Western Digital Corp. (a)	299,217	11,349,301
		83,401,671
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
NIKE, Inc. Class B	1,160,499	128,084,275
Ralph Lauren Corp.	38,494	4,746,310
Tapestry, Inc.	221,480	9,479,344
VF Corp.	308,916	5,897,206
		148,207,135
TOBACCO — 0.6%
Altria Group, Inc.	808,700	36,634,110
Philip Morris International, Inc.	670,783	65,481,836
		102,115,946
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	274,652	$ 16,201,722
United Rentals, Inc.	65,274	29,071,081
		45,272,803
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	181,521	25,912,123
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc. (a)	173,520	24,101,928
TOTAL COMMON STOCKS (Cost $15,433,311,789)		16,028,860,843
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e) (f)	13,554,935	13,557,646
State Street Navigator Securities Lending Portfolio II (c) (g)	38,455,337	38,455,337
TOTAL SHORT-TERM INVESTMENTS (Cost $52,012,788)		52,012,983
TOTAL INVESTMENTS — 100.2% (Cost $15,485,324,577)		16,080,873,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(25,703,534)
NET ASSETS — 100.0%		$16,055,170,292
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
77

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,028,860,843	$—	$—	$16,028,860,843
Short-Term Investments	52,012,983	—	—	52,012,983
TOTAL INVESTMENTS	$16,080,873,826	$—	$—	$16,080,873,826

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	273,716	$16,874,591	$ 14,688,979	$ 11,232,470	$(897,410)	$3,604,325	314,813	$23,038,015	$ 795,096
State Street Institutional Liquid Reserves Fund, Premier Class	10,884,249	10,883,160	508,586,724	505,918,549	5,926	385	13,554,935	13,557,646	811,579
State Street Navigator Securities Lending Portfolio II	10,551,864	10,551,864	919,024,124	891,120,651	—	—	38,455,337	38,455,337	159,584
Total		$38,309,615	$1,442,299,827	$1,408,271,670	$(891,484)	$3,604,710		$75,050,998	$1,766,259
See accompanying notes to financial statements.
78

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	256,091	$ 14,791,816
Aerojet Rocketdyne Holdings, Inc. (a)	590,440	32,397,443
AeroVironment, Inc. (a)	196,333	20,080,939
Kaman Corp.	217,651	5,295,449
Moog, Inc. Class A	223,341	24,216,865
National Presto Industries, Inc. (b)	39,166	2,866,951
Triumph Group, Inc. (a) (b)	503,157	6,224,052
		105,873,515
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	201,785	21,411,406
Hub Group, Inc. Class A (a)	254,774	20,463,448
		41,874,854
AUTOMOBILE COMPONENTS — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	905,733	7,490,412
Dana, Inc.	1,004,910	17,083,470
Dorman Products, Inc. (a)	220,122	17,352,217
Gentherm, Inc. (a)	257,356	14,543,187
LCI Industries (b)	196,724	24,858,045
Patrick Industries, Inc. (b)	164,650	13,172,000
Standard Motor Products, Inc.	145,634	5,464,188
XPEL, Inc. (a) (b)	152,246	12,822,158
		112,785,677
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	237,385	15,831,206
BANKS — 8.3%
Ameris Bancorp	506,725	17,335,062
Atlantic Union Bankshares Corp. (b)	582,678	15,120,494
Axos Financial, Inc. (a)	408,766	16,121,731
Banc of California, Inc.	414,102	4,795,301
BancFirst Corp.	135,386	12,455,512
Bancorp, Inc. (a)	424,840	13,871,026
Bank of Hawaii Corp. (b)	307,953	12,696,902
BankUnited, Inc. (b)	577,771	12,450,965
Banner Corp.	266,607	11,642,728
Berkshire Hills Bancorp, Inc.	343,107	7,112,608
Brookline Bancorp, Inc.	679,584	5,939,564
Capitol Federal Financial, Inc.	980,317	6,048,556
Central Pacific Financial Corp.	218,641	3,434,850
City Holding Co. (b)	116,934	10,522,891
Community Bank System, Inc. (b)	417,703	19,581,917
Security Description	Shares	Value
Customers Bancorp, Inc. (a) (b)	227,418	$ 6,881,669
CVB Financial Corp. (b)	1,017,059	13,506,544
Dime Community Bancshares, Inc. (b)	261,134	4,603,792
Eagle Bancorp, Inc.	237,545	5,026,452
FB Financial Corp.	271,935	7,627,777
First BanCorp (c)	1,397,112	17,072,709
First BanCorp (b) (c)	318,144	9,464,784
First Commonwealth Financial Corp.	798,524	10,101,329
First Financial Bancorp	739,287	15,111,026
First Hawaiian, Inc. (b)	991,646	17,859,544
Fulton Financial Corp. (b)	1,294,583	15,431,429
Hanmi Financial Corp.	246,547	3,680,947
Heritage Financial Corp.	270,866	4,379,903
Hilltop Holdings, Inc.	358,332	11,273,125
Hope Bancorp, Inc.	929,735	7,828,369
Independent Bank Corp.	342,825	15,259,141
Independent Bank Group, Inc.	275,493	9,512,773
Lakeland Financial Corp. (b)	197,319	9,573,918
National Bank Holdings Corp. Class A	292,536	8,495,245
NBT Bancorp, Inc.	332,994	10,605,859
Northfield Bancorp, Inc.	315,572	3,464,992
Northwest Bancshares, Inc. (b)	986,290	10,454,674
OFG Bancorp	368,770	9,617,522
Pacific Premier Bancorp, Inc.	744,299	15,392,103
PacWest Bancorp	914,563	7,453,688
Park National Corp. (b)	111,764	11,435,693
Pathward Financial, Inc.	208,815	9,680,663
Preferred Bank	102,216	5,620,858
Provident Financial Services, Inc.	585,677	9,569,962
Renasant Corp.	435,533	11,380,477
S&T Bancorp, Inc.	302,128	8,214,860
Seacoast Banking Corp. of Florida	650,633	14,378,989
ServisFirst Bancshares, Inc. (b)	379,605	15,533,437
Simmons First National Corp. Class A	989,507	17,068,996
Southside Bancshares, Inc. (b)	227,477	5,950,798
Stellar Bancorp, Inc.	351,302	8,041,303
Tompkins Financial Corp.	97,624	5,437,657
Triumph Financial, Inc. (a)	170,437	10,348,935
TrustCo Bank Corp. NY	146,961	4,204,554
Trustmark Corp.	473,907	10,008,916
United Community Banks, Inc.	895,313	22,373,872
Veritex Holdings, Inc.	420,556	7,540,569
Washington Federal, Inc.	511,000	13,551,720
Westamerica BanCorp	206,588	7,912,320

See accompanying notes to financial statements.
79

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
WSFS Financial Corp. (b)	477,596	$ 18,014,921
		635,078,921
BEVERAGES — 0.3%
MGP Ingredients, Inc. (b)	119,615	12,712,682
National Beverage Corp. (a)	180,933	8,748,111
		21,460,793
BIOTECHNOLOGY — 2.0%
Anika Therapeutics, Inc. (a)	119,860	3,113,963
Arcus Biosciences, Inc. (a)	407,479	8,275,899
Avid Bioservices, Inc. (a)	484,883	6,773,816
Catalyst Pharmaceuticals, Inc. (a)	756,251	10,164,013
Coherus Biosciences, Inc. (a) (b)	521,278	2,225,857
Cytokinetics, Inc. (a) (b)	743,694	24,259,298
Dynavax Technologies Corp. (a) (b)	927,649	11,985,225
Emergent BioSolutions, Inc. (a)	358,169	2,632,542
Enanta Pharmaceuticals, Inc. (a)	159,511	3,413,535
Ironwood Pharmaceuticals, Inc. (a)	1,049,055	11,161,945
iTeos Therapeutics, Inc. (a)	196,077	2,596,060
Myriad Genetics, Inc. (a)	633,423	14,682,745
REGENXBIO, Inc. (a)	292,530	5,847,675
Tobira Therapeutics, Inc. CVR (a)	740	3,352
uniQure NV (a) (b)	335,845	3,848,784
Vanda Pharmaceuticals, Inc. (a)	460,030	3,031,598
Vericel Corp. (a)	369,326	13,875,578
Vir Biotechnology, Inc. (a) (b)	593,246	14,552,324
Xencor, Inc. (a)	468,835	11,706,810
		154,151,019
BUILDING PRODUCTS — 1.9%
AAON, Inc.	333,413	31,610,887
American Woodmark Corp. (a)	129,022	9,853,410
Apogee Enterprises, Inc.	172,684	8,197,310
AZZ, Inc.	193,052	8,390,040
Gibraltar Industries, Inc. (a)	236,121	14,856,733
Griffon Corp.	368,724	14,859,577
Insteel Industries, Inc.	150,157	4,672,886
Masterbrand, Inc. (a) (b)	997,356	11,599,250
PGT Innovations, Inc. (a)	455,919	13,290,039
Quanex Building Products Corp.	257,184	6,905,390
Resideo Technologies, Inc. (a)	1,143,474	20,193,751
		144,429,273
Security Description	Shares	Value
CAPITAL MARKETS — 1.5%
Artisan Partners Asset Management, Inc. Class A (b)	535,095	$ 21,034,584
Avantax, Inc. (a)	298,829	6,687,793
B Riley Financial, Inc.	121,790	5,599,904
Brightsphere Investment Group, Inc.	250,157	5,240,789
Donnelley Financial Solutions, Inc. (a)	196,239	8,934,762
Moelis & Co. Class A (b)	520,048	23,578,976
Piper Sandler Cos.,	115,474	14,926,169
StoneX Group, Inc. (a)	136,931	11,376,228
Virtus Investment Partners, Inc.	53,184	10,502,245
WisdomTree, Inc. (b)	899,280	6,169,061
		114,050,511
CHEMICALS — 2.9%
AdvanSix, Inc.	213,621	7,472,462
American Vanguard Corp. (b)	212,932	3,805,095
Balchem Corp.	250,702	33,797,137
FutureFuel Corp.	215,226	1,904,750
Hawkins, Inc.	146,787	7,000,272
HB Fuller Co.	418,600	29,934,086
Ingevity Corp. (a)	267,352	15,549,192
Innospec, Inc.	193,286	19,413,646
Koppers Holdings, Inc.	161,082	5,492,896
Livent Corp. (a) (b)	1,397,896	38,344,287
Mativ Holdings, Inc.	424,830	6,423,430
Minerals Technologies, Inc.	252,702	14,578,378
Quaker Chemical Corp. (b)	106,222	20,702,668
Stepan Co.	164,889	15,756,793
Trinseo PLC	281,519	3,566,846
		223,741,938
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc. (b)	513,941	21,919,584
Brady Corp. Class A	358,351	17,046,757
CoreCivic, Inc. REIT (a)	881,022	8,290,417
Deluxe Corp.	336,249	5,877,633
Enviri Corp. (a)	616,701	6,086,839
GEO Group, Inc. (a) (b)	976,340	6,990,594
Healthcare Services Group, Inc.	575,141	8,586,855
HNI Corp.	360,018	10,145,307
Interface, Inc.	446,846	3,927,776
Liquidity Services, Inc. (a)	179,067	2,954,605
Matthews International Corp. Class A	236,317	10,071,831
MillerKnoll, Inc. (b)	586,413	8,667,184
OPENLANE, Inc. (a)	847,964	12,906,012
Pitney Bowes, Inc. (b)	1,306,520	4,625,081
UniFirst Corp.	117,422	18,201,584
Viad Corp. (a)	166,636	4,479,176
		150,777,235

See accompanying notes to financial statements.
80

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN Holdings, Inc. (b)	553,966	$ 5,833,262
Clearfield, Inc. (a) (b)	97,711	4,626,616
Digi International, Inc. (a) (b)	278,334	10,963,576
Extreme Networks, Inc. (a)	1,003,038	26,129,140
Harmonic, Inc. (a) (b)	865,039	13,987,681
NETGEAR, Inc. (a)	233,397	3,304,901
NetScout Systems, Inc. (a)	523,648	16,206,906
Viasat, Inc. (a) (b)	593,800	24,500,188
Viavi Solutions, Inc. (a) (b)	1,728,637	19,585,457
		125,137,727
CONSTRUCTION & ENGINEERING — 1.7%
Arcosa, Inc.	376,704	28,542,862
Comfort Systems USA, Inc.	278,280	45,693,576
Dycom Industries, Inc. (a)	228,195	25,934,362
Granite Construction, Inc. (b)	340,740	13,554,637
MYR Group, Inc. (a)	129,877	17,967,184
		131,692,621
CONSUMER FINANCE — 1.0%
Bread Financial Holdings, Inc. (b)	389,121	12,214,508
Encore Capital Group, Inc. (a) (b)	182,130	8,855,161
Enova International, Inc. (a)	242,357	12,874,004
EZCORP, Inc. Class A (a)	403,991	3,385,445
Green Dot Corp. Class A (a)	358,750	6,722,975
Navient Corp.	772,209	14,347,643
PRA Group, Inc. (a)	303,359	6,931,753
PROG Holdings, Inc. (a)	362,958	11,658,211
World Acceptance Corp. (a) (b)	25,731	3,448,211
		80,437,911
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	244,241	11,271,722
Chefs' Warehouse, Inc. (a) (b)	277,348	9,917,964
PriceSmart, Inc.	195,096	14,448,810
SpartanNash Co.	271,730	6,116,642
United Natural Foods, Inc. (a)	460,734	9,007,350
		50,762,488
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	283,905	5,516,274
O-I Glass, Inc. (a)	1,207,403	25,753,906
		31,270,180
DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	338,654	11,629,378
Security Description	Shares	Value
Frontdoor, Inc. (a)	635,243	$ 20,264,252
Mister Car Wash, Inc. (a) (b)	623,896	6,020,596
Perdoceo Education Corp. (a)	522,490	6,410,952
Strategic Education, Inc. (b)	173,768	11,788,421
Stride, Inc. (a)	317,428	11,817,845
		67,931,444
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Alexander & Baldwin, Inc. REIT	563,300	10,466,114
American Assets Trust, Inc. REIT	404,754	7,771,277
Armada Hoffler Properties, Inc. REIT	526,030	6,144,030
Essential Properties Realty Trust, Inc. REIT	1,162,190	27,357,953
Global Net Lease, Inc. REIT (b)	805,221	8,277,672
		60,017,046
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	86,383	3,161,618
Cogent Communications Holdings, Inc.	334,226	22,490,068
Consolidated Communications Holdings, Inc. (a)	606,964	2,324,672
Lumen Technologies, Inc. (b)	7,178,612	16,223,663
		44,200,021
ELECTRIC UTILITIES — 0.3%
Otter Tail Corp. (b)	324,326	25,608,781
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp. (b)	139,723	25,978,697
Powell Industries, Inc.	71,052	4,305,041
SunPower Corp. (a) (b)	674,319	6,608,326
		36,892,064
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Advanced Energy Industries, Inc.	291,885	32,530,583
Arlo Technologies, Inc. (a)	722,498	7,882,453
Badger Meter, Inc.	228,007	33,644,713
Benchmark Electronics, Inc.	275,702	7,121,383
CTS Corp.	244,749	10,433,650
ePlus, Inc. (a)	208,848	11,758,142
Fabrinet (a)	282,372	36,674,475
Insight Enterprises, Inc. (a) (b)	225,110	32,942,598
Itron, Inc. (a)	353,167	25,463,341

See accompanying notes to financial statements.
81

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Knowles Corp. (a)	709,409	$ 12,811,927
Methode Electronics, Inc.	279,277	9,361,365
OSI Systems, Inc. (a)	120,851	14,239,873
PC Connection, Inc.	90,592	4,085,699
Plexus Corp. (a)	214,874	21,109,222
Rogers Corp. (a)	144,707	23,432,405
Sanmina Corp. (a)	453,859	27,354,082
ScanSource, Inc. (a)	192,665	5,695,177
TTM Technologies, Inc. (a)	796,077	11,065,470
		327,606,558
ENERGY EQUIPMENT & SERVICES — 1.8%
Archrock, Inc. (b)	1,045,683	10,718,251
Bristow Group, Inc. (a)	181,688	5,219,896
Core Laboratories, Inc. (b)	361,734	8,410,315
Dril-Quip, Inc. (a)	264,513	6,155,217
Helix Energy Solutions Group, Inc. (a)	1,103,499	8,143,823
Helmerich & Payne, Inc. (b)	797,748	28,280,166
Nabors Industries Ltd. (a) (b)	70,189	6,529,683
NexTier Oilfield Solutions, Inc. (a)	1,162,715	10,394,672
Oceaneering International, Inc. (a) (b)	782,618	14,634,957
Oil States International, Inc. (a)	515,510	3,850,860
Patterson-UTI Energy, Inc.	1,618,665	19,375,420
ProPetro Holding Corp. (a)	749,076	6,172,386
RPC, Inc. (b)	641,400	4,586,010
U.S. Silica Holdings, Inc. (a)	597,097	7,242,787
		139,714,443
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	840,453	13,867,474
Marcus Corp. (b)	196,520	2,914,392
		16,781,866
FINANCIAL SERVICES — 1.6%
EVERTEC, Inc.	505,774	18,627,656
Mr Cooper Group, Inc. (a)	529,146	26,795,953
NMI Holdings, Inc. Class A (a)	647,001	16,705,566
Payoneer Global, Inc. (a)	1,594,660	7,670,315
Radian Group, Inc.	1,216,064	30,742,098
Walker & Dunlop, Inc.	240,946	19,056,419
		119,598,007
FOOD PRODUCTS — 1.9%
B&G Foods, Inc.	559,532	7,788,685
Calavo Growers, Inc. (b)	136,908	3,973,070
Cal-Maine Foods, Inc.	295,105	13,279,725
Fresh Del Monte Produce, Inc.	237,874	6,115,741
Hain Celestial Group, Inc. (a)	693,488	8,675,535
Hostess Brands, Inc. (a)	1,033,188	26,160,320
Security Description	Shares	Value
J & J Snack Foods Corp.	116,702	$ 18,480,929
John B Sanfilippo & Son, Inc.	69,423	8,141,235
Seneca Foods Corp. Class A (a)	43,532	1,422,626
Simply Good Foods Co. (a)	657,656	24,063,633
Tootsie Roll Industries, Inc. (b)	139,080	4,924,823
TreeHouse Foods, Inc. (a)	393,946	19,846,999
		142,873,321
GAS UTILITIES — 0.4%
Chesapeake Utilities Corp.	138,201	16,445,919
Northwest Natural Holding Co.	281,831	12,132,825
		28,578,744
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	186,068	18,383,518
Heartland Express, Inc.	360,555	5,916,708
Marten Transport Ltd.	447,448	9,620,132
RXO, Inc. (a)	908,877	20,604,242
		54,524,600
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
AngioDynamics, Inc. (a)	301,872	3,148,525
Artivion, Inc. (a)	325,089	5,588,280
Avanos Medical, Inc. (a)	361,903	9,250,241
CONMED Corp. (b)	237,807	32,315,593
Embecta Corp. (b)	444,728	9,606,125
Glaukos Corp. (a)	374,889	26,695,846
Integer Holdings Corp. (a) (b)	258,684	22,921,989
LeMaitre Vascular, Inc.	151,259	10,176,705
Merit Medical Systems, Inc. (a)	447,259	37,408,743
NuVasive, Inc. (a)	407,530	16,949,173
OraSure Technologies, Inc. (a)	579,254	2,902,063
Orthofix Medical, Inc. (a)	276,801	4,999,026
Tandem Diabetes Care, Inc. (a)	501,884	12,316,233
UFP Technologies, Inc. (a) (b)	54,346	10,534,972
Varex Imaging Corp. (a) (b)	313,013	7,377,716
Zynex, Inc. (a) (b)	178,615	1,712,918
		213,904,148
HEALTH CARE PROVIDERS & SERVICES — 3.4%
AdaptHealth Corp. (a) (b)	591,821	7,202,462
Addus HomeCare Corp. (a)	125,763	11,658,230
Agiliti, Inc. (a) (b)	269,642	4,449,093
AMN Healthcare Services, Inc. (a) (b)	308,342	33,646,279
Apollo Medical Holdings, Inc. (a) (b)	312,195	9,865,362

See accompanying notes to financial statements.
82

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Community Health Systems, Inc. (a)	1,021,170	$ 4,493,148
CorVel Corp. (a)	70,622	13,665,357
Cross Country Healthcare, Inc. (a) (b)	264,456	7,425,924
Enhabit, Inc. (a) (b)	401,421	4,616,341
Ensign Group, Inc.	435,562	41,578,749
Fulgent Genetics, Inc. (a) (b)	153,961	5,701,176
ModivCare, Inc. (a)	98,467	4,451,693
NeoGenomics, Inc. (a)	991,128	15,927,427
OmniAb, Inc. (a) (d)	84,362	—
Owens & Minor, Inc. (a)	591,514	11,262,427
Pediatrix Medical Group, Inc. (a)	639,586	9,088,517
Privia Health Group, Inc. (a)	728,195	19,013,171
RadNet, Inc. (a)	446,061	14,550,510
Select Medical Holdings Corp. (b)	810,457	25,821,160
U.S. Physical Therapy, Inc.	114,342	13,879,975
		258,297,001
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	772,777	15,347,351
Community Healthcare Trust, Inc. REIT	191,905	6,336,703
LTC Properties, Inc. REIT (b)	321,263	10,608,104
Universal Health Realty Income Trust REIT	98,035	4,664,506
		36,956,664
HEALTH CARE TECHNOLOGY — 0.9%
Certara, Inc. (a) (b)	819,374	14,920,801
Computer Programs & Systems, Inc. (a)	115,009	2,839,572
HealthStream, Inc.	188,479	4,629,044
NextGen Healthcare, Inc. (a) (b)	414,156	6,717,610
Schrodinger, Inc. (a) (b)	419,334	20,933,153
Simulations Plus, Inc. (b)	122,220	5,295,793
Veradigm, Inc. (a)	847,583	10,679,546
		66,015,519
HOTEL & RESORT REITs — 0.9%
Chatham Lodging Trust REIT	393,515	3,683,300
DiamondRock Hospitality Co. REIT	1,628,956	13,047,938
Pebblebrook Hotel Trust REIT (b)	955,853	13,324,591
Service Properties Trust REIT	1,284,101	11,158,838
Summit Hotel Properties, Inc. REIT	830,000	5,403,300
Sunstone Hotel Investors, Inc. REIT (b)	1,609,009	16,283,171
Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	849,579	$ 10,458,317
		73,359,455
HOTELS, RESTAURANTS & LEISURE — 2.2%
BJ's Restaurants, Inc. (a)	182,151	5,792,402
Bloomin' Brands, Inc. (b)	678,345	18,240,697
Brinker International, Inc. (a) (b)	343,975	12,589,485
Cheesecake Factory, Inc. (b)	370,802	12,822,333
Chuy's Holdings, Inc. (a)	140,244	5,724,760
Cracker Barrel Old Country Store, Inc. (b)	172,100	16,036,278
Dave & Buster's Entertainment, Inc. (a) (b)	310,950	13,855,932
Dine Brands Global, Inc.	121,341	7,041,418
El Pollo Loco Holdings, Inc.	144,729	1,269,273
Golden Entertainment, Inc. (a)	172,016	7,190,269
Jack in the Box, Inc.	160,049	15,609,579
Monarch Casino & Resort, Inc.	103,797	7,312,499
Sabre Corp. (a) (b)	2,582,565	8,238,382
Shake Shack, Inc. Class A (a)	290,966	22,613,878
Six Flags Entertainment Corp. (a) (b)	575,892	14,961,674
		169,298,859
HOUSEHOLD DURABLES — 3.1%
Cavco Industries, Inc. (a)	62,832	18,535,440
Century Communities, Inc. (b)	221,379	16,962,059
Ethan Allen Interiors, Inc. (b)	176,165	4,981,946
Green Brick Partners, Inc. (a)	208,438	11,839,278
Installed Building Products, Inc. (b)	181,093	25,381,995
iRobot Corp. (a)	211,176	9,555,714
La-Z-Boy, Inc.	334,617	9,583,431
LGI Homes, Inc. (a)	161,026	21,720,797
M/I Homes, Inc. (a)	216,211	18,851,437
MDC Holdings, Inc. (b)	454,686	21,265,664
Meritage Homes Corp.	286,036	40,694,342
Sonos, Inc. (a) (b)	996,898	16,279,344
Tri Pointe Homes, Inc. (a)	778,310	25,575,267
		241,226,714
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. Class A (a)	320,385	11,681,237
Central Garden & Pet Co. (a)	77,770	3,015,143
WD-40 Co. (b)	105,563	19,914,460
		34,610,840
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT (b)	217,866	15,906,397

See accompanying notes to financial statements.
83

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
LXP Industrial Trust REIT	2,285,918	$ 22,287,700
		38,194,097
INSURANCE — 2.2%
Ambac Financial Group, Inc. (a)	349,902	4,982,605
American Equity Investment Life Holding Co.	490,788	25,574,963
AMERISAFE, Inc.	148,394	7,912,368
Assured Guaranty Ltd.	461,045	25,726,311
Employers Holdings, Inc.	208,286	7,791,979
Genworth Financial, Inc. Class A (a)	3,714,907	18,574,535
HCI Group, Inc. (b)	54,171	3,346,685
Horace Mann Educators Corp.	316,759	9,395,072
James River Group Holdings Ltd.	290,978	5,313,258
Mercury General Corp.	205,685	6,226,085
Palomar Holdings, Inc. (a)	192,857	11,193,420
ProAssurance Corp.	418,162	6,310,065
Safety Insurance Group, Inc.	115,231	8,264,367
SiriusPoint Ltd. (a)	663,171	5,988,434
Stewart Information Services Corp. (b)	211,257	8,691,113
Trupanion, Inc. (a) (b)	274,596	5,404,049
United Fire Group, Inc. (b)	168,755	3,823,988
Universal Insurance Holdings, Inc.	213,097	3,288,087
		167,807,384
INTERACTIVE MEDIA & SERVICES — 0.7%
Cargurus, Inc. (a)	699,303	15,825,227
Cars.com, Inc. (a) (b)	481,196	9,537,305
QuinStreet, Inc. (a)	407,528	3,598,472
Shutterstock, Inc. (b)	187,343	9,117,984
Yelp, Inc. (a)	535,033	19,480,551
		57,559,539
IT SERVICES — 0.3%
Perficient, Inc. (a)	270,764	22,562,764
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Sturm Ruger & Co., Inc.	137,146	7,263,252
Vista Outdoor, Inc. (a) (b)	443,233	12,264,257
		19,527,509
LIFE SCIENCES TOOLS & SERVICES — 0.2%
BioLife Solutions, Inc. (a)	270,371	5,975,199
Cytek Biosciences, Inc. (a) (b)	618,976	5,286,055
Mesa Laboratories, Inc. (b)	38,855	4,992,868
		16,254,122
MACHINERY — 5.5%
3D Systems Corp. (a) (b)	1,017,413	10,102,911
Security Description	Shares	Value
Alamo Group, Inc.	80,113	$ 14,733,582
Albany International Corp. Class A	242,336	22,605,102
Astec Industries, Inc.	176,012	7,997,985
Barnes Group, Inc.	393,229	16,590,332
CIRCOR International, Inc. (a)	158,001	8,919,157
Enerpac Tool Group Corp.	443,865	11,984,355
EnPro Industries, Inc.	162,232	21,662,839
ESCO Technologies, Inc.	200,213	20,748,073
Federal Signal Corp.	473,540	30,320,766
Franklin Electric Co., Inc.	301,772	31,052,339
Greenbrier Cos., Inc.	247,427	10,664,104
Hillenbrand, Inc.	541,053	27,745,198
John Bean Technologies Corp.	247,491	30,020,658
Kennametal, Inc. (b)	623,873	17,711,755
Lindsay Corp.	85,430	10,195,216
Mueller Industries, Inc.	443,376	38,697,857
Proto Labs, Inc. (a)	202,967	7,095,726
SPX Technologies, Inc. (a)	353,877	30,068,929
Standex International Corp.	92,460	13,080,316
Tennant Co.	143,711	11,656,399
Titan International, Inc. (a)	394,690	4,531,041
Trinity Industries, Inc. (b)	630,370	16,206,813
Wabash National Corp. (b)	368,313	9,443,545
		423,834,998
MARINE TRANSPORTATION — 0.3%
Matson, Inc.	278,682	21,661,952
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	225,997	2,700,664
DISH Network Corp. Class A (a) (b)	1,982,234	13,062,922
EW Scripps Co. Class A (a)	466,090	4,264,724
John Wiley & Sons, Inc. Class A	334,906	11,396,851
Scholastic Corp.	226,397	8,804,579
TechTarget, Inc. (a) (b)	200,077	6,228,397
Thryv Holdings, Inc. (a)	239,621	5,894,677
		52,352,814
METALS & MINING — 2.1%
Arconic Corp. (a)	779,343	23,052,966
ATI, Inc. (a) (b)	1,000,080	44,233,539
Carpenter Technology Corp. (b)	377,351	21,180,712
Century Aluminum Co. (a) (b)	413,121	3,602,415
Compass Minerals International, Inc. (b)	264,840	9,004,560
Ferroglobe PLC (a) (d)	5,429	—
Fresh Market, Inc. (a) (d)	2,244	—
Haynes International, Inc. (b)	99,039	5,033,162
Kaiser Aluminum Corp. (b)	123,952	8,879,921
Materion Corp.	160,185	18,293,127

See accompanying notes to financial statements.
84

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Olympic Steel, Inc.	77,289	$ 3,787,161
SunCoke Energy, Inc.	647,157	5,093,126
TimkenSteel Corp. (a) (b)	302,176	6,517,936
Warrior Met Coal, Inc.	403,796	15,727,854
		164,406,479
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.5%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,009,312	11,425,412
Arbor Realty Trust, Inc. REIT	1,397,522	20,711,276
ARMOUR Residential REIT, Inc. (b)	1,537,008	8,192,253
Ellington Financial, Inc. REIT (b)	494,094	6,818,497
Franklin BSP Realty Trust, Inc. REIT (b)	638,158	9,036,317
Invesco Mortgage Capital, Inc. REIT (b)	330,913	3,795,572
KKR Real Estate Finance Trust, Inc. REIT (b)	448,902	5,463,137
New York Mortgage Trust, Inc. REIT (b)	706,282	7,006,317
PennyMac Mortgage Investment Trust REIT	678,947	9,152,206
Ready Capital Corp. REIT (b)	1,253,421	14,138,589
Redwood Trust, Inc. REIT (b)	882,241	5,619,875
Two Harbors Investment Corp. REIT (b)	750,069	10,410,958
		111,770,409
MULTI-UTILITIES — 0.4%
Avista Corp. (b)	588,394	23,106,232
Unitil Corp.	124,605	6,318,720
		29,424,952
OFFICE REITs — 0.9%
Brandywine Realty Trust REIT	1,328,805	6,178,943
Douglas Emmett, Inc. REIT (b)	1,328,308	16,696,832
Easterly Government Properties, Inc. REIT (b)	730,438	10,591,351
Hudson Pacific Properties, Inc. REIT (b)	989,575	4,176,006
JBG SMITH Properties REIT (b)	752,586	11,318,893
Office Properties Income Trust REIT (b)	392,773	3,024,352
Orion Office REIT, Inc.	456,157	3,015,198
SL Green Realty Corp. REIT (b)	499,935	15,023,047
		70,024,622
OIL, GAS & CONSUMABLE FUELS — 2.8%
Baytex Energy Corp. (a)	8,254	26,908
Security Description	Shares	Value
California Resources Corp.	551,147	$ 24,961,448
Callon Petroleum Co. (a)	398,826	13,986,828
Civitas Resources, Inc. (b)	381,545	26,467,777
Comstock Resources, Inc. (b)	709,629	8,231,696
CONSOL Energy, Inc.	247,700	16,796,537
CVR Energy, Inc. (b)	225,731	6,762,901
Dorian LPG Ltd.	246,748	6,329,086
Green Plains, Inc. (a)	462,344	14,905,970
Northern Oil & Gas, Inc. (b)	629,372	21,600,047
Par Pacific Holdings, Inc. (a) (b)	435,719	11,594,483
REX American Resources Corp. (a)	122,498	4,264,155
SM Energy Co.	937,158	29,642,307
Talos Energy, Inc. (a) (b)	846,234	11,737,266
Vital Energy, Inc. (a) (b)	146,619	6,619,848
World Kinect Corp.	482,293	9,973,819
		213,901,076
PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)	135,367	4,239,695
Mercer International, Inc.	325,120	2,623,718
Sylvamo Corp.	247,744	10,021,245
		16,884,658
PASSENGER AIRLINES — 0.5%
Allegiant Travel Co. (a)	121,656	15,362,720
Hawaiian Holdings, Inc. (a) (b)	400,898	4,317,671
SkyWest, Inc. (a)	345,068	14,051,169
Sun Country Airlines Holdings, Inc. (a) (b)	288,544	6,486,469
		40,218,029
PERSONAL CARE PRODUCTS — 1.4%
Edgewell Personal Care Co. (b)	397,629	16,426,054
elf Beauty, Inc. (a)	393,886	44,993,598
Inter Parfums, Inc.	139,312	18,839,162
Medifast, Inc. (b)	84,309	7,769,917
Nu Skin Enterprises, Inc. Class A	387,483	12,864,436
USANA Health Sciences, Inc. (a)	86,505	5,453,275
		106,346,442
PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a)	292,483	16,808,998
ANI Pharmaceuticals, Inc. (a)	109,968	5,919,578
Collegium Pharmaceutical, Inc. (a) (b)	273,725	5,882,350
Corcept Therapeutics, Inc. (a) (b)	702,375	15,627,844

See accompanying notes to financial statements.
85

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Harmony Biosciences Holdings, Inc. (a)	232,347	$ 8,176,291
Innoviva, Inc. (a) (b)	456,262	5,808,215
Ligand Pharmaceuticals, Inc. (a) (b)	127,309	9,178,979
Pacira BioSciences, Inc. (a)	357,199	14,312,964
Phibro Animal Health Corp. Class A	161,118	2,207,317
Prestige Consumer Healthcare, Inc. (a)	386,331	22,959,651
Supernus Pharmaceuticals, Inc. (a)	423,087	12,717,995
		119,600,182
PROFESSIONAL SERVICES — 1.2%
CSG Systems International, Inc.	235,939	12,443,423
Forrester Research, Inc. (a)	90,383	2,629,242
Heidrick & Struggles International, Inc.	160,670	4,252,935
Kelly Services, Inc. Class A	252,940	4,454,273
Korn Ferry	407,383	20,181,754
NV5 Global, Inc. (a)	97,456	10,795,201
Resources Connection, Inc.	256,914	4,036,119
TrueBlue, Inc. (a)	239,465	4,240,925
TTEC Holdings, Inc. (b)	146,044	4,942,129
Verra Mobility Corp. (a)	1,087,138	21,438,361
		89,414,362
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Anywhere Real Estate, Inc. (a)	853,541	5,701,654
Cushman & Wakefield PLC (a)	1,268,822	10,378,964
eXp World Holdings, Inc. (b)	571,649	11,593,042
Kennedy-Wilson Holdings, Inc.	920,449	15,030,932
Marcus & Millichap, Inc. (b)	187,567	5,910,236
RE/MAX Holdings, Inc. Class A	147,782	2,846,281
St. Joe Co. (b)	262,775	12,702,544
		64,163,653
RESIDENTIAL REITs — 0.5%
Centerspace REIT	115,898	7,111,501
Elme Communities REIT	680,764	11,191,760
NexPoint Residential Trust, Inc. REIT	177,000	8,049,960
Veris Residential, Inc. REIT (a)	618,917	9,933,618
		36,286,839
RETAIL REITs — 2.0%
Acadia Realty Trust REIT	738,862	10,632,224
Getty Realty Corp. REIT (b)	352,909	11,935,382
Security Description	Shares	Value
Macerich Co. REIT	1,681,809	$ 18,953,988
Phillips Edison & Co., Inc. REIT (b)	915,752	31,208,828
Retail Opportunity Investments Corp. REIT	978,626	13,221,237
RPT Realty REIT	671,332	7,015,419
Saul Centers, Inc. REIT	104,156	3,836,066
SITE Centers Corp. REIT	1,414,883	18,704,753
Tanger Factory Outlet Centers, Inc. REIT	817,328	18,038,429
Urban Edge Properties REIT (b)	913,074	14,088,732
Urstadt Biddle Properties, Inc. Class A REIT	232,268	4,938,018
Whitestone REIT	374,229	3,630,021
		156,203,097
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Alpha & Omega Semiconductor Ltd. (a)	172,052	5,643,306
Axcelis Technologies, Inc. (a)	254,493	46,656,202
CEVA, Inc. (a)	186,851	4,774,043
Cohu, Inc. (a) (b)	369,237	15,345,490
Diodes, Inc. (a)	355,668	32,895,733
FormFactor, Inc. (a)	599,543	20,516,361
Ichor Holdings Ltd. (a)	225,277	8,447,888
Kulicke & Soffa Industries, Inc. (b)	439,990	26,157,405
MaxLinear, Inc. (a) (b)	571,787	18,045,598
Onto Innovation, Inc. (a)	380,757	44,346,768
PDF Solutions, Inc. (a)	231,982	10,462,388
Photronics, Inc. (a)	484,930	12,506,345
Rambus, Inc. (a)	846,996	54,351,733
Semtech Corp. (a)	496,419	12,638,828
SiTime Corp. (a) (b)	128,887	15,204,799
SMART Global Holdings, Inc. (a) (b)	380,784	11,046,544
Ultra Clean Holdings, Inc. (a)	347,052	13,347,620
Veeco Instruments, Inc. (a)	400,968	10,296,858
		362,683,909
SOFTWARE — 3.0%
8x8, Inc. (a) (b)	915,170	3,871,169
A10 Networks, Inc.	498,721	7,276,339
Adeia, Inc.	823,791	9,069,939
Agilysys, Inc. (a)	154,501	10,604,949
Alarm.com Holdings, Inc. (a)	387,338	20,017,628
Cerence, Inc. (a) (b)	312,785	9,142,705
Consensus Cloud Solutions, Inc. (a)	135,112	4,188,472
Digital Turbine, Inc. (a) (b)	698,822	6,485,068
DoubleVerify Holdings, Inc. (a)	685,329	26,673,005
Ebix, Inc. (b)	188,072	4,739,414
InterDigital, Inc. (b)	207,826	20,065,600
LiveRamp Holdings, Inc. (a)	502,482	14,350,886

See accompanying notes to financial statements.
86

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
N-able, Inc. (a)	521,939	$ 7,521,141
OneSpan, Inc. (a)	285,890	4,242,608
Progress Software Corp. (b)	336,635	19,558,493
SPS Commerce, Inc. (a)	284,231	54,589,406
Xperi, Inc. (a)	338,344	4,449,224
		226,846,046
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	680,601	17,287,265
Outfront Media, Inc. REIT	1,141,033	17,937,039
Safehold, Inc. REIT (b)	312,056	7,405,089
Uniti Group, Inc. REIT	1,849,499	8,544,685
		51,174,078
SPECIALTY RETAIL — 4.4%
Aaron's Co., Inc.	245,545	3,472,006
Abercrombie & Fitch Co. Class A (a) (b)	388,703	14,646,329
Academy Sports & Outdoors, Inc. (b)	599,559	32,406,164
American Eagle Outfitters, Inc. (b)	1,435,628	16,940,410
America's Car-Mart, Inc. (a) (b)	44,662	4,456,374
Asbury Automotive Group, Inc. (a) (b)	167,549	40,282,131
Boot Barn Holdings, Inc. (a)	231,727	19,624,960
Buckle, Inc. (b)	230,713	7,982,670
Caleres, Inc. (b)	281,136	6,727,584
Chico's FAS, Inc. (a)	954,165	5,104,783
Designer Brands, Inc. Class A (b)	405,405	4,094,590
Group 1 Automotive, Inc.	109,998	28,390,484
Guess?, Inc. (b)	231,307	4,498,921
Haverty Furniture Cos., Inc.	108,349	3,274,307
Hibbett, Inc. (b)	98,195	3,563,496
Leslie's, Inc. (a) (b)	1,155,987	10,854,718
MarineMax, Inc. (a) (b)	168,989	5,772,664
Monro, Inc. (b)	243,586	9,896,899
National Vision Holdings, Inc. (a) (b)	606,641	14,735,310
ODP Corp. (a)	263,639	12,343,578
Sally Beauty Holdings, Inc. (a) (b)	834,531	10,306,458
Shoe Carnival, Inc. (b)	135,982	3,192,857
Signet Jewelers Ltd. (b)	350,710	22,887,335
Sleep Number Corp. (a)	178,052	4,857,259
Sonic Automotive, Inc. Class A (b)	123,074	5,866,938
Upbound Group, Inc. (b)	390,866	12,167,659
Urban Outfitters, Inc. (a)	467,563	15,490,362
Victoria's Secret & Co. (a)	613,745	10,697,575
		334,534,821
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Avid Technology, Inc. (a)	258,301	$ 6,586,676
Corsair Gaming, Inc. (a)	315,903	5,604,119
		12,190,795
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
G-III Apparel Group Ltd. (a)	317,604	6,120,229
Hanesbrands, Inc. (b)	2,713,946	12,321,315
Kontoor Brands, Inc. (b)	387,769	16,325,075
Movado Group, Inc.	126,262	3,387,609
Oxford Industries, Inc.	115,099	11,328,044
Steven Madden Ltd. (b)	555,286	18,152,299
Wolverine World Wide, Inc. (b)	615,226	9,037,670
		76,672,241
TOBACCO — 0.3%
Universal Corp.	190,463	9,511,722
Vector Group Ltd.	1,029,485	13,187,703
		22,699,425
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	300,727	43,554,291
Boise Cascade Co.	307,791	27,808,917
DXP Enterprises, Inc. (a)	112,562	4,098,382
GMS, Inc. (a)	321,096	22,219,843
NOW, Inc. (a)	829,302	8,591,569
Veritiv Corp.	105,150	13,207,892
		119,480,894
WATER UTILITIES — 1.0%
American States Water Co.	287,503	25,012,761
California Water Service Group	435,266	22,472,784
Middlesex Water Co.	137,207	11,067,117
SJW Group	216,377	15,170,191
		73,722,853
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	508,460	8,648,904
Shenandoah Telecommunications Co.	389,479	7,567,577
Telephone & Data Systems, Inc. (b)	764,643	6,293,012
		22,509,493
TOTAL COMMON STOCKS (Cost $7,443,458,945)		7,638,266,498

See accompanying notes to financial statements.
87

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e) (f)	4,663,221	$ 4,664,154
State Street Navigator Securities Lending Portfolio II (g) (h)	658,928,677	658,928,677
TOTAL SHORT-TERM INVESTMENTS (Cost $663,592,831)		663,592,831
TOTAL INVESTMENTS — 108.5% (Cost $8,107,051,776)		8,301,859,329
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(650,290,042)
NET ASSETS — 100.0%		$ 7,651,569,287
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
88

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	62	09/15/2023	$5,895,111	$5,901,470	$6,359

During the period ended June 30, 2023, average notional value related to futures contracts was $4,575,091.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,638,263,146	$3,352	$ 0(a)	$7,638,266,498
Short-Term Investments	663,592,831	—	—	663,592,831
TOTAL INVESTMENTS	$8,301,855,977	$3,352	$ 0	$8,301,859,329
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 6,359	$ —	$—	$ 6,359
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 6,359	$ —	$—	$ 6,359
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,586,637	$ 6,585,978	$ 234,161,687	$ 236,083,389	$(208)	$86	4,663,221	$ 4,664,154	$ 188,639
State Street Navigator Securities Lending Portfolio II	162,702,935	162,702,935	1,878,812,610	1,382,586,868	—	—	658,928,677	658,928,677	1,175,774
Total		$169,288,913	$ 2,112,974,297	$1,618,670,257	$(208)	$86		$663,592,831	$1,364,413
See accompanying notes to financial statements.
89

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	5,550	$ 320,568
Aerojet Rocketdyne Holdings, Inc. (a)	11,703	642,144
AeroVironment, Inc. (a)	3,256	333,024
Axon Enterprise, Inc. (a)	10,323	2,014,224
Boeing Co. (a)	91,314	19,281,864
BWX Technologies, Inc.	14,720	1,053,510
Curtiss-Wright Corp.	6,965	1,279,192
General Dynamics Corp.	36,811	7,919,887
Hexcel Corp.	13,776	1,047,251
Howmet Aerospace, Inc.	62,866	3,115,639
Huntington Ingalls Industries, Inc.	6,748	1,535,845
Kaman Corp.	4,496	109,388
L3Harris Technologies, Inc.	31,960	6,256,809
Lockheed Martin Corp.	37,636	17,326,862
Mercury Systems, Inc. (a)	8,685	300,414
Moog, Inc. Class A	4,722	512,006
National Presto Industries, Inc.	108	7,906
Northrop Grumman Corp.	23,423	10,676,203
Raytheon Technologies Corp.	239,350	23,446,726
Textron, Inc.	36,605	2,475,596
TransDigm Group, Inc.	8,347	7,463,637
Triumph Group, Inc. (a)	10,652	131,765
Woodward, Inc.	9,276	1,103,009
		108,353,469
AIR FREIGHT & LOGISTICS — 0.6%
CH Robinson Worldwide, Inc.	21,854	2,061,925
Expeditors International of Washington, Inc.	27,115	3,284,440
FedEx Corp.	38,450	9,531,755
Forward Air Corp.	4,600	488,106
GXO Logistics, Inc. (a)	15,291	960,581
Hub Group, Inc. Class A (a)	5,350	429,712
United Parcel Service, Inc. Class B	115,726	20,743,885
		37,500,404
AUTOMOBILE COMPONENTS — 0.2%
Adient PLC (a)	14,298	547,899
American Axle & Manufacturing Holdings, Inc. (a)	14,939	123,546
Aptiv PLC (a)	42,448	4,333,516
Autoliv, Inc.	12,495	1,062,575
BorgWarner, Inc.	38,716	1,893,600
Dana, Inc.	24,501	416,517
Dorman Products, Inc. (a)	4,748	374,285
Fox Factory Holding Corp. (a)	5,876	637,605
Gentex Corp.	39,416	1,153,312
Gentherm, Inc. (a)	5,181	292,778
Goodyear Tire & Rubber Co. (a)	44,914	614,423
LCI Industries	4,292	542,337
Lear Corp.	8,994	1,291,089
Patrick Industries, Inc.	3,103	248,240
Security Description	Shares	Value
Standard Motor Products, Inc.	2,543	$ 95,413
Visteon Corp. (a)	4,583	658,165
XPEL, Inc. (a)	2,400	202,128
		14,487,428
AUTOMOBILES — 2.0%
Ford Motor Co.	622,908	9,424,598
General Motors Co.	230,333	8,881,640
Harley-Davidson, Inc.	24,569	865,075
Tesla, Inc. (a)	433,409	113,453,474
Thor Industries, Inc. (b)	8,591	889,169
Winnebago Industries, Inc. (b)	5,325	355,124
		133,869,080
BANKS — 4.0%
Ameris Bancorp (b)	8,949	306,145
Associated Banc-Corp.	25,494	413,768
Atlantic Union Bankshares Corp.	12,095	313,865
Axos Financial, Inc. (a)	8,816	347,703
Banc of California, Inc.	8,427	97,585
BancFirst Corp.	2,833	260,636
Bancorp, Inc. (a)	8,358	272,889
Bank of America Corp.	1,127,124	32,337,188
Bank of Hawaii Corp. (b)	6,649	274,138
Bank of New York Mellon Corp.	128,480	5,719,930
Bank OZK	19,415	779,706
BankUnited, Inc.	14,610	314,845
Banner Corp.	5,098	222,630
Berkshire Hills Bancorp, Inc.	7,210	149,463
Brookline Bancorp, Inc.	13,581	118,698
Cadence Bank	27,819	546,365
Capitol Federal Financial, Inc.	21,071	130,008
Cathay General Bancorp	11,970	385,314
Central Pacific Financial Corp.	5,392	84,708
Citigroup, Inc.	307,692	14,166,140
Citizens Financial Group, Inc.	78,633	2,050,749
City Holding Co. (b)	2,722	244,953
Columbia Banking System, Inc.	30,828	625,192
Comerica, Inc.	22,313	945,179
Commerce Bancshares, Inc.	18,705	910,933
Community Bank System, Inc.	8,576	402,043
Cullen/Frost Bankers, Inc.	9,314	1,001,534
Customers Bancorp, Inc. (a)	5,453	165,008
CVB Financial Corp. (b)	19,773	262,585
Dime Community Bancshares, Inc.	5,345	94,232
Eagle Bancorp, Inc.	5,554	117,523
East West Bancorp, Inc.	22,919	1,209,894
FB Financial Corp.	3,195	89,620
Fifth Third Bancorp	112,790	2,956,226
First BanCorp (c)	34,855	425,928
First BanCorp (c)	1,341	39,895
First Commonwealth Financial Corp.	16,222	205,208
First Financial Bancorp	14,274	291,761
First Financial Bankshares, Inc.	22,393	637,977

See accompanying notes to financial statements.
90

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
First Hawaiian, Inc.	21,234	$ 382,424
First Horizon Corp.	77,597	874,518
FNB Corp.	52,941	605,645
Fulton Financial Corp.	26,843	319,969
Glacier Bancorp, Inc.	14,506	452,152
Goldman Sachs Group, Inc.	53,725	17,328,461
Hancock Whitney Corp.	14,696	564,032
Hanmi Financial Corp.	5,452	81,398
Heritage Financial Corp.	5,346	86,445
Hilltop Holdings, Inc.	9,700	305,162
Home BancShares, Inc.	25,439	580,009
HomeStreet, Inc.	3	18
Hope Bancorp, Inc.	21,594	181,821
Huntington Bancshares, Inc.	233,749	2,519,814
Independent Bank Corp.	5,975	265,947
Independent Bank Group, Inc.	5,688	196,407
International Bancshares Corp.	8,819	389,800
JPMorgan Chase & Co.	470,956	68,495,841
KeyCorp	154,398	1,426,638
Lakeland Financial Corp.	4,096	198,738
M&T Bank Corp.	28,543	3,532,482
Morgan Stanley	212,774	18,170,900
National Bank Holdings Corp. Class A	5,572	161,811
NBT Bancorp, Inc.	7,989	254,450
New York Community Bancorp, Inc.	109,142	1,226,756
Northern Trust Corp.	33,230	2,463,672
Northfield Bancorp, Inc.	8,307	91,211
Northwest Bancshares, Inc.	17,889	189,623
OFG Bancorp	7,624	198,834
Old National Bancorp	45,872	639,456
Pacific Premier Bancorp, Inc.	15,766	326,041
PacWest Bancorp	19,504	158,958
Park National Corp. (b)	2,333	238,713
Pathward Financial, Inc.	5,506	255,258
Pinnacle Financial Partners, Inc.	11,830	670,169
PNC Financial Services Group, Inc.	67,336	8,480,969
Preferred Bank	2,283	125,542
Prosperity Bancshares, Inc.	14,645	827,150
Provident Financial Services, Inc.	11,420	186,603
Regions Financial Corp.	154,846	2,759,356
Renasant Corp.	9,176	239,769
S&T Bancorp, Inc.	6,061	164,799
Seacoast Banking Corp. of Florida	6,597	145,794
ServisFirst Bancshares, Inc. (b)	7,571	309,805
Simmons First National Corp. Class A	18,448	318,228
Southside Bancshares, Inc.	5,322	139,224
SouthState Corp. (b)	12,195	802,431
State Street Corp. (d)	56,455	4,131,377
Stellar Bancorp, Inc.	3,790	86,753
Synovus Financial Corp.	23,990	725,697
Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	8,081	$ 416,171
Tompkins Financial Corp.	2,005	111,679
Triumph Financial, Inc. (a)	3,233	196,308
Truist Financial Corp.	214,804	6,519,301
TrustCo Bank Corp. NY	3,109	88,948
Trustmark Corp.	10,653	224,991
U.S. Bancorp	218,370	7,214,945
UMB Financial Corp.	5,758	350,662
United Bankshares, Inc.	18,053	535,633
United Community Banks, Inc.	12,549	313,600
Valley National Bancorp	63,146	489,381
Veritex Holdings, Inc.	5,837	104,657
Washington Federal, Inc.	12,460	330,439
Webster Financial Corp.	29,506	1,113,851
Wells Fargo & Co.	608,426	25,967,622
Westamerica BanCorp	3,454	132,288
Wintrust Financial Corp.	8,828	641,089
WSFS Financial Corp.	8,150	307,418
Zions Bancorp NA	25,763	691,994
		258,946,211
BEVERAGES — 1.6%
Boston Beer Co., Inc. Class A (a) (b)	1,609	496,280
Brown-Forman Corp. Class B	29,413	1,964,200
Celsius Holdings, Inc. (a) (b)	4,746	708,056
Coca-Cola Co.	628,423	37,843,633
Coca-Cola Consolidated, Inc.	486	309,106
Constellation Brands, Inc. Class A	26,917	6,625,081
Keurig Dr Pepper, Inc.	126,469	3,954,686
MGP Ingredients, Inc. (b)	2,614	277,816
Molson Coors Beverage Co. Class B	30,698	2,021,156
Monster Beverage Corp. (a)	118,121	6,784,870
National Beverage Corp. (a)	4,434	214,384
PepsiCo, Inc.	220,091	40,765,255
		101,964,523
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	285,485	38,463,394
Amgen, Inc.	85,725	19,032,664
Anika Therapeutics, Inc. (a)	2,712	70,458
Arcus Biosciences, Inc. (a)	7,389	150,071
Arrowhead Pharmaceuticals, Inc. (a)	15,535	553,978
Avid Bioservices, Inc. (a) (b)	9,700	135,509
Biogen, Inc. (a)	24,403	6,951,195
Catalyst Pharmaceuticals, Inc. (a)	15,302	205,659
Coherus Biosciences, Inc. (a) (b)	9,812	41,897
Cytokinetics, Inc. (a)	17,834	581,745
Dynavax Technologies Corp. (a) (b)	17,950	231,914
Emergent BioSolutions, Inc. (a)	7,895	58,028

See accompanying notes to financial statements.
91

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	2,731	$ 58,443
Exelixis, Inc. (a)	50,203	959,379
Gilead Sciences, Inc.	200,110	15,422,478
Halozyme Therapeutics, Inc. (a)	20,754	748,597
Incyte Corp. (a)	29,709	1,849,385
Ironwood Pharmaceuticals, Inc. (a)	2,143	22,802
iTeos Therapeutics, Inc. (a) (b)	3,205	42,434
Moderna, Inc. (a)	55,535	6,747,503
Myriad Genetics, Inc. (a)	13,023	301,873
Neurocrine Biosciences, Inc. (a)	14,834	1,398,846
Regeneron Pharmaceuticals, Inc. (a)	17,362	12,475,291
REGENXBIO, Inc. (a)	5,560	111,144
Spectrum Pharmaceuticals, Inc. (a)	22	21
uniQure NV (a)	5,665	64,921
United Therapeutics Corp. (a)	7,153	1,579,025
Vanda Pharmaceuticals, Inc. (a)	8,564	56,437
Vericel Corp. (a)	12,024	451,742
Vertex Pharmaceuticals, Inc. (a)	41,301	14,534,235
Vir Biotechnology, Inc. (a)	11,770	288,718
Xencor, Inc. (a)	9,153	228,550
		123,818,336
BROADLINE RETAIL — 3.0%
Amazon.com, Inc. (a)	1,441,535	187,918,503
eBay, Inc.	84,372	3,770,585
Etsy, Inc. (a)	19,580	1,656,664
Kohl's Corp. (b)	24,890	573,714
Macy's, Inc.	49,778	798,937
Nordstrom, Inc.	17,509	358,409
Ollie's Bargain Outlet Holdings, Inc. (a)	8,688	503,296
		195,580,108
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	21,819	1,587,987
AAON, Inc.	6,057	574,264
Advanced Drainage Systems, Inc. (b)	10,136	1,153,274
Allegion PLC	14,544	1,745,571
American Woodmark Corp. (a)	2,662	203,297
Apogee Enterprises, Inc.	5,204	247,034
AZZ, Inc.	5,042	219,125
Builders FirstSource, Inc. (a)	19,643	2,671,448
Carlisle Cos., Inc.	8,461	2,170,500
Carrier Global Corp.	139,288	6,924,007
Fortune Brands Innovations, Inc.	22,272	1,602,470
Gibraltar Industries, Inc. (a)	5,166	325,045
Griffon Corp.	7,904	318,531
Insteel Industries, Inc.	2,755	85,736
Johnson Controls International PLC	114,657	7,812,728
Lennox International, Inc.	5,415	1,765,669
Security Description	Shares	Value
Masco Corp.	41,511	$ 2,381,901
Masterbrand, Inc. (a)	22,272	259,023
Owens Corning	17,258	2,252,169
PGT Innovations, Inc. (a)	8,754	255,179
Quanex Building Products Corp. (b)	5,335	143,245
Resideo Technologies, Inc. (a)	7,014	123,867
Simpson Manufacturing Co., Inc.	6,705	928,643
Trane Technologies PLC	38,169	7,300,203
Trex Co., Inc. (a)	18,799	1,232,463
UFP Industries, Inc.	9,908	961,571
		45,244,950
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	7,422	1,112,484
Ameriprise Financial, Inc.	18,472	6,135,660
Artisan Partners Asset Management, Inc. Class A (b)	100	3,931
Avantax, Inc. (a)	8,057	180,316
B Riley Financial, Inc.	2,761	126,951
BlackRock, Inc.	24,260	16,767,056
Brightsphere Investment Group, Inc.	4,480	93,856
Cboe Global Markets, Inc.	17,505	2,415,865
Charles Schwab Corp.	246,247	13,957,280
CME Group, Inc.	57,319	10,620,638
Donnelley Financial Solutions, Inc. (a)	5,107	232,522
Evercore, Inc. Class A	6,024	744,506
FactSet Research Systems, Inc.	6,371	2,552,541
Federated Hermes, Inc.	15,193	544,669
Franklin Resources, Inc.	44,528	1,189,343
Interactive Brokers Group, Inc. Class A	13,081	1,086,639
Intercontinental Exchange, Inc.	89,455	10,115,571
Invesco Ltd.	60,784	1,021,779
Janus Henderson Group PLC	24,409	665,145
Jefferies Financial Group, Inc.	32,975	1,093,781
MarketAxess Holdings, Inc.	6,277	1,640,933
Moelis & Co. Class A (b)	83	3,763
Moody's Corp.	25,913	9,010,468
MSCI, Inc.	12,988	6,095,139
Nasdaq, Inc.	56,068	2,794,990
Piper Sandler Cos.,	2,318	299,625
Raymond James Financial, Inc.	29,682	3,080,101
S&P Global, Inc.	53,699	21,527,392
SEI Investments Co.	19,225	1,146,194
Stifel Financial Corp.	16,682	995,415
StoneX Group, Inc. (a)	2,665	221,408
T Rowe Price Group, Inc.	35,994	4,032,048
Virtus Investment Partners, Inc.	850	167,849
WisdomTree, Inc.	18,970	130,134
		121,805,992
CHEMICALS — 1.8%
AdvanSix, Inc.	5,305	185,569

See accompanying notes to financial statements.
92

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Air Products & Chemicals, Inc.	35,369	$ 10,594,077
Albemarle Corp.	19,045	4,248,749
American Vanguard Corp.	4,377	78,217
Ashland, Inc.	8,918	775,063
Avient Corp.	12,818	524,256
Axalta Coating Systems Ltd. (a)	35,585	1,167,544
Balchem Corp.	5,142	693,193
Cabot Corp.	9,159	612,645
Celanese Corp.	18,359	2,125,972
CF Industries Holdings, Inc.	34,507	2,395,476
Chemours Co.	25,971	958,070
Corteva, Inc.	118,169	6,771,084
Dow, Inc.	118,161	6,293,255
DuPont de Nemours, Inc.	73,956	5,283,417
Eastman Chemical Co.	21,786	1,823,924
Ecolab, Inc.	39,829	7,435,676
FMC Corp.	20,604	2,149,821
FutureFuel Corp.	5,302	46,923
Hawkins, Inc.	3,621	172,685
HB Fuller Co.	8,480	606,405
Ingevity Corp. (a)	6,617	384,845
Innospec, Inc.	4,108	412,608
International Flavors & Fragrances, Inc.	39,333	3,130,513
Koppers Holdings, Inc.	2,833	96,605
Linde PLC	79,797	30,409,041
Livent Corp. (a) (b)	24,283	666,083
LyondellBasell Industries NV Class A	40,955	3,760,898
Mativ Holdings, Inc.	9,078	137,259
Minerals Technologies, Inc.	5,372	309,911
Mosaic Co.	55,404	1,939,140
NewMarket Corp.	737	296,362
Olin Corp.	23,873	1,226,833
PPG Industries, Inc.	37,679	5,587,796
Quaker Chemical Corp. (b)	2,175	423,907
RPM International, Inc.	21,149	1,897,700
Scotts Miracle-Gro Co. (b)	6,609	414,318
Sensient Technologies Corp.	6,958	494,923
Sherwin-Williams Co.	37,546	9,969,214
Stepan Co.	2,837	271,104
Trinseo PLC	6,172	78,199
Westlake Corp.	5,508	658,041
		117,507,321
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	10,504	447,996
Brady Corp. Class A	7,944	377,896
Brink's Co.	8,038	545,218
Cintas Corp.	13,852	6,885,552
Clean Harbors, Inc. (a)	7,966	1,309,849
Copart, Inc. (a)	66,332	6,050,142
CoreCivic, Inc. REIT (a)	22,402	210,803
Deluxe Corp.	8,202	143,371
Enviri Corp. (a)	13,567	133,906
GEO Group, Inc. (a) (b)	22,469	160,878
Healthcare Services Group, Inc.	11,860	177,070
Security Description	Shares	Value
HNI Corp.	7,025	$ 197,964
Interface, Inc.	10,777	94,730
Liquidity Services, Inc. (a)	4,360	71,940
Matthews International Corp. Class A	5,420	231,000
MillerKnoll, Inc.	10,262	151,672
MSA Safety, Inc.	5,506	957,824
OPENLANE, Inc. (a)	20,603	313,578
Pitney Bowes, Inc. (b)	27,785	98,359
Republic Services, Inc.	33,491	5,129,816
Rollins, Inc.	33,046	1,415,360
Stericycle, Inc. (a)	14,479	672,405
Tetra Tech, Inc.	8,885	1,454,830
UniFirst Corp.	2,437	377,759
Viad Corp. (a)	2,843	76,420
Waste Management, Inc.	61,988	10,749,959
		38,436,297
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN Holdings, Inc. (b)	8,539	89,916
Arista Networks, Inc. (a)	40,020	6,485,641
Calix, Inc. (a)	8,832	440,805
Ciena Corp. (a)	24,743	1,051,330
Cisco Systems, Inc.	671,220	34,728,923
Clearfield, Inc. (a) (b)	1,823	86,319
Digi International, Inc. (a)	4,957	195,256
Extreme Networks, Inc. (a)	20,427	532,123
F5, Inc. (a)	9,930	1,452,362
Harmonic, Inc. (a)	20,851	337,161
Juniper Networks, Inc.	52,531	1,645,796
Lumentum Holdings, Inc. (a) (b)	12,163	690,007
Motorola Solutions, Inc.	26,849	7,874,275
NETGEAR, Inc. (a)	5,126	72,584
NetScout Systems, Inc. (a)	11,384	352,335
Viasat, Inc. (a) (b)	9,277	382,769
Viavi Solutions, Inc. (a)	37,005	419,266
		56,836,868
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	24,123	2,042,977
Arcosa, Inc.	7,627	577,898
Comfort Systems USA, Inc.	5,474	898,831
Dycom Industries, Inc. (a)	5,118	581,661
EMCOR Group, Inc.	8,878	1,640,477
Fluor Corp. (a)	20,411	604,165
Granite Construction, Inc.	8,293	329,895
MasTec, Inc. (a) (b)	9,238	1,089,807
MDU Resources Group, Inc.	32,786	686,539
MYR Group, Inc. (a)	2,617	362,036
Quanta Services, Inc.	22,556	4,431,126
Valmont Industries, Inc.	2,565	746,543
		13,991,955
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,801	1,267,842
Knife River Corp. (a)	8,174	355,569
Martin Marietta Materials, Inc.	9,939	4,588,737

See accompanying notes to financial statements.
93

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Vulcan Materials Co.	20,452	$ 4,610,699
		10,822,847
CONSUMER FINANCE — 0.5%
American Express Co.	98,149	17,097,556
Bread Financial Holdings, Inc.	6,793	213,232
Capital One Financial Corp.	66,425	7,264,902
Discover Financial Services	39,937	4,666,638
Encore Capital Group, Inc. (a)	5,200	252,824
Enova International, Inc. (a)	4,372	232,241
EZCORP, Inc. Class A (a)	8,707	72,965
FirstCash Holdings, Inc.	6,836	638,004
Green Dot Corp. Class A (a)	8,531	159,871
Navient Corp.	9,263	172,106
PRA Group, Inc. (a)	7,421	169,570
PROG Holdings, Inc. (a)	3,401	109,240
SLM Corp.	48,224	787,016
Synchrony Financial	85,726	2,907,826
World Acceptance Corp. (a) (b)	478	64,057
		34,808,048
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
Andersons, Inc.	5,230	241,365
BJ's Wholesale Club Holdings, Inc. (a)	20,693	1,303,866
Casey's General Stores, Inc.	5,432	1,324,756
Chefs' Warehouse, Inc. (a)	3,331	119,117
Costco Wholesale Corp.	71,205	38,335,348
Dollar General Corp.	36,778	6,244,169
Dollar Tree, Inc. (a)	34,448	4,943,288
Grocery Outlet Holding Corp. (a)	11,566	354,035
Kroger Co.	105,229	4,945,763
Performance Food Group Co. (a)	27,175	1,637,022
PriceSmart, Inc.	3,140	232,548
SpartanNash Co.	5,560	125,156
Sprouts Farmers Market, Inc. (a) (b)	19,117	702,168
Sysco Corp.	81,262	6,029,640
Target Corp.	73,286	9,666,423
U.S. Foods Holding Corp. (a)	33,068	1,454,992
United Natural Foods, Inc. (a)	8,808	172,196
Walgreens Boots Alliance, Inc.	114,683	3,267,319
Walmart, Inc.	226,440	35,591,839
		116,691,010
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	248,241	2,477,445
AptarGroup, Inc.	10,291	1,192,315
Avery Dennison Corp.	13,242	2,274,976
Ball Corp.	51,945	3,023,718
Berry Global Group, Inc.	19,260	1,239,188
Crown Holdings, Inc.	19,360	1,681,803
Graphic Packaging Holding Co.	49,620	1,192,369
Greif, Inc. Class A	2,528	174,154
International Paper Co.	62,104	1,975,528
Security Description	Shares	Value
Myers Industries, Inc.	5,327	$ 103,504
O-I Glass, Inc. (a)	24,805	529,091
Packaging Corp. of America	15,132	1,999,845
Sealed Air Corp.	24,864	994,560
Silgan Holdings, Inc.	12,894	604,600
Sonoco Products Co.	16,392	967,456
Westrock Co.	42,298	1,229,603
		21,660,155
DISTRIBUTORS — 0.1%
Genuine Parts Co.	22,923	3,879,259
LKQ Corp.	44,799	2,610,438
Pool Corp.	6,591	2,469,252
		8,958,949
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,025	275,578
Frontdoor, Inc. (a)	13,242	422,420
Graham Holdings Co. Class B	286	163,443
Grand Canyon Education, Inc. (a)	7,196	742,699
H&R Block, Inc.	28,711	915,020
Mister Car Wash, Inc. (a) (b)	12,695	122,507
Perdoceo Education Corp. (a)	11,499	141,093
Service Corp. International	27,724	1,790,693
Strategic Education, Inc.	4,078	276,651
Stride, Inc. (a)	594	22,115
		4,872,219
DIVERSIFIED REITs — 0.0% (e)
Alexander & Baldwin, Inc. REIT	10,700	198,806
American Assets Trust, Inc. REIT	8,098	155,482
Armada Hoffler Properties, Inc. REIT	8,580	100,214
Essential Properties Realty Trust, Inc. REIT	17,450	410,773
Global Net Lease, Inc. REIT	14,365	147,672
		1,012,947
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,135,296	18,107,971
ATN International, Inc.	2,612	95,599
Cogent Communications Holdings, Inc.	6,910	464,974
Consolidated Communications Holdings, Inc. (a)	11,671	44,700
Frontier Communications Parent, Inc. (a)	35,785	667,032
Iridium Communications, Inc.	20,993	1,304,085
Lumen Technologies, Inc. (b)	158,579	358,389
Verizon Communications, Inc.	671,005	24,954,676
		45,997,426
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	8,432	488,803
Alliant Energy Corp.	40,061	2,102,401

See accompanying notes to financial statements.
94

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
American Electric Power Co., Inc.	79,498	$ 6,693,732
Constellation Energy Corp.	51,928	4,754,008
Duke Energy Corp.	123,387	11,072,749
Edison International	59,785	4,152,068
Entergy Corp.	32,278	3,142,909
Evergy, Inc.	36,666	2,142,028
Eversource Energy	53,929	3,824,645
Exelon Corp.	155,856	6,349,574
FirstEnergy Corp.	86,518	3,363,820
Hawaiian Electric Industries, Inc.	17,490	633,138
IDACORP, Inc.	7,908	811,361
NextEra Energy, Inc.	320,920	23,812,264
NRG Energy, Inc.	38,806	1,450,956
OGE Energy Corp.	32,596	1,170,522
Otter Tail Corp. (b)	6,707	529,585
PG&E Corp. (a)	258,614	4,468,850
Pinnacle West Capital Corp.	18,576	1,513,201
PNM Resources, Inc.	13,232	596,763
Portland General Electric Co.	14,320	670,606
PPL Corp.	121,707	3,220,367
Southern Co.	168,873	11,863,328
Xcel Energy, Inc.	84,472	5,251,624
		104,079,302
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	5,666	924,011
AMETEK, Inc.	36,516	5,911,210
Eaton Corp. PLC	63,757	12,821,533
Emerson Electric Co.	95,427	8,625,647
Encore Wire Corp.	2,843	528,599
EnerSys	6,943	753,454
Generac Holdings, Inc. (a)	10,032	1,496,072
Hubbell, Inc.	8,674	2,875,951
nVent Electric PLC	25,840	1,335,153
Powell Industries, Inc.	1,647	99,792
Regal Rexnord Corp.	11,318	1,741,840
Rockwell Automation, Inc.	18,628	6,136,995
SunPower Corp. (a) (b)	13,332	130,654
Sunrun, Inc. (a)	34,062	608,347
Vicor Corp. (a) (b)	2,864	154,656
		44,143,914
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc. (b)	5,999	668,589
Amphenol Corp. Class A	95,484	8,111,366
Arlo Technologies, Inc. (a)	11,981	130,713
Arrow Electronics, Inc. (a)	11,991	1,717,471
Avnet, Inc.	15,807	797,463
Badger Meter, Inc.	4,787	706,370
Belden, Inc.	6,429	614,934
Benchmark Electronics, Inc.	5,633	145,500
CDW Corp.	22,545	4,137,008
Cognex Corp.	28,423	1,592,257
Security Description	Shares	Value
Coherent Corp. (a) (b)	19,047	$ 971,016
Corning, Inc.	121,726	4,265,279
CTS Corp.	5,246	223,637
ePlus, Inc. (a)	4,978	280,261
Fabrinet (a)	5,600	727,328
Insight Enterprises, Inc. (a)	5,345	782,187
IPG Photonics Corp. (a)	5,482	744,565
Itron, Inc. (a)	6,481	467,280
Jabil, Inc.	21,941	2,368,092
Keysight Technologies, Inc. (a)	29,308	4,907,625
Knowles Corp. (a)	15,120	273,067
Littelfuse, Inc.	4,103	1,195,245
Methode Electronics, Inc.	5,532	185,433
National Instruments Corp.	20,810	1,194,494
Novanta, Inc. (a)	5,614	1,033,537
OSI Systems, Inc. (a)	2,645	311,660
PC Connection, Inc.	2,028	91,463
Plexus Corp. (a)	4,770	468,605
Rogers Corp. (a)	2,747	444,822
Sanmina Corp. (a)	10,879	655,677
ScanSource, Inc. (a)	5,306	156,845
TD SYNNEX Corp.	6,826	641,644
TE Connectivity Ltd.	52,619	7,375,079
Teledyne Technologies, Inc. (a)	7,363	3,027,003
Trimble, Inc. (a)	40,556	2,147,035
TTM Technologies, Inc. (a)	16,447	228,613
Vishay Intertechnology, Inc.	21,731	638,891
Vontier Corp.	22,935	738,736
Zebra Technologies Corp. Class A (a)	8,684	2,568,988
		57,735,778
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	15,537	159,254
Baker Hughes Co.	149,128	4,713,936
Bristow Group, Inc. (a)	4,297	123,453
ChampionX Corp.	23,857	740,521
Core Laboratories, Inc. (b)	7,249	168,539
Dril-Quip, Inc. (a)	5,351	124,518
Halliburton Co.	141,193	4,657,957
Helix Energy Solutions Group, Inc. (a)	22,813	168,360
Helmerich & Payne, Inc.	18,191	644,871
Nabors Industries Ltd. (a) (b)	1,179	109,682
Newpark Resources, Inc. (a)	24	126
NexTier Oilfield Solutions, Inc. (a) (b)	25,829	230,911
NOV, Inc.	63,112	1,012,317
Oceaneering International, Inc. (a)	16,502	308,587
Oil States International, Inc. (a)	10,251	76,575
Patterson-UTI Energy, Inc.	31,332	375,044
ProPetro Holding Corp. (a)	13,581	111,907
RPC, Inc. (b)	11,425	81,689
Schlumberger NV	222,150	10,912,008
U.S. Silica Holdings, Inc. (a)	15,444	187,336

See accompanying notes to financial statements.
95

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Valaris Ltd. (a)	9,736	$ 612,687
		25,520,278
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc. (a)	119,533	10,076,632
Cinemark Holdings, Inc. (a) (b)	18,463	304,640
Electronic Arts, Inc.	46,035	5,970,739
Live Nation Entertainment, Inc. (a)	22,995	2,095,074
Marcus Corp. (b)	2,801	41,539
Netflix, Inc. (a)	71,756	31,607,800
Take-Two Interactive Software, Inc. (a)	25,505	3,753,316
Walt Disney Co. (a)	291,989	26,068,778
Warner Bros Discovery, Inc. (a)	348,688	4,372,548
World Wrestling Entertainment, Inc. Class A	7,506	814,176
		85,105,242
FINANCIAL SERVICES — 4.0%
Berkshire Hathaway, Inc. Class B (a)	287,656	98,090,696
BM Technologies, Inc. (a)	11	33
Essent Group Ltd.	16,573	775,616
Euronet Worldwide, Inc. (a)	8,296	973,701
EVERTEC, Inc.	9,690	356,883
Fidelity National Information Services, Inc.	98,618	5,394,405
Fiserv, Inc. (a)	98,448	12,419,215
FleetCor Technologies, Inc. (a)	13,145	3,300,447
Global Payments, Inc.	46,165	4,548,176
Jack Henry & Associates, Inc.	12,304	2,058,828
Mastercard, Inc. Class A	134,816	53,023,133
MGIC Investment Corp.	54,229	856,276
Mr Cooper Group, Inc. (a)	11,733	594,159
NMI Holdings, Inc. Class A (a)	9,613	248,208
Payoneer Global, Inc. (a)	31,729	152,616
PayPal Holdings, Inc. (a)	186,245	12,428,129
Radian Group, Inc.	25,349	640,823
Visa, Inc. Class A	260,802	61,935,259
Voya Financial, Inc.	17,533	1,257,291
Walker & Dunlop, Inc.	4,724	373,621
Western Union Co.	65,881	772,784
WEX, Inc. (a)	7,103	1,293,243
		261,493,542
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	88,638	6,697,487
B&G Foods, Inc.	6,673	92,888
Bunge Ltd.	24,110	2,274,779
Calavo Growers, Inc. (b)	2,777	80,589
Cal-Maine Foods, Inc. (b)	5,717	257,265
Campbell Soup Co.	34,288	1,567,304
Conagra Brands, Inc.	77,518	2,613,907
Darling Ingredients, Inc. (a)	26,281	1,676,465
Flowers Foods, Inc.	28,747	715,225
Fresh Del Monte Produce, Inc.	5,418	139,297
General Mills, Inc.	96,985	7,438,749
Security Description	Shares	Value
Hain Celestial Group, Inc. (a)	13,462	$ 168,410
Hershey Co.	23,592	5,890,922
Hormel Foods Corp.	45,608	1,834,354
Hostess Brands, Inc. (a)	21,895	554,381
Ingredion, Inc.	10,750	1,138,963
J & J Snack Foods Corp.	2,436	385,765
J M Smucker Co.	18,167	2,682,721
John B Sanfilippo & Son, Inc.	689	80,799
Kellogg Co.	40,920	2,758,008
Kraft Heinz Co.	128,628	4,566,294
Lamb Weston Holdings, Inc.	23,813	2,737,304
Lancaster Colony Corp.	2,581	519,013
McCormick & Co., Inc.	39,801	3,471,841
Mondelez International, Inc. Class A	222,033	16,195,087
Pilgrim's Pride Corp. (a)	8,077	173,575
Post Holdings, Inc. (a)	9,872	855,409
Seneca Foods Corp. Class A (a)	865	28,268
Simply Good Foods Co. (a)	13,598	497,551
Tootsie Roll Industries, Inc.	3,012	106,655
TreeHouse Foods, Inc. (a)	9,210	464,000
Tyson Foods, Inc. Class A	46,877	2,392,602
		71,055,877
GAS UTILITIES — 0.1%
Atmos Energy Corp.	20,009	2,327,847
Chesapeake Utilities Corp.	2,631	313,089
National Fuel Gas Co.	14,125	725,460
New Jersey Resources Corp.	14,096	665,331
Northwest Natural Holding Co.	5,252	226,099
ONE Gas, Inc.	8,534	655,496
Southwest Gas Holdings, Inc.	8,298	528,168
Spire, Inc.	8,222	521,604
UGI Corp.	33,206	895,566
		6,858,660
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	4,550	449,540
Avis Budget Group, Inc. (a)	4,991	1,141,292
CSX Corp.	324,608	11,069,133
Heartland Express, Inc.	8,203	134,611
Hertz Global Holdings, Inc. (a) (b)	26,049	479,041
JB Hunt Transport Services, Inc.	13,711	2,482,102
Knight-Swift Transportation Holdings, Inc.	27,853	1,547,513
Landstar System, Inc.	6,210	1,195,674
Marten Transport Ltd.	8,862	190,533
Norfolk Southern Corp.	38,555	8,742,732
Old Dominion Freight Line, Inc.	15,091	5,579,897
RXO, Inc. (a)	15,291	346,647
Ryder System, Inc.	8,604	729,533
Saia, Inc. (a)	4,308	1,475,102
Union Pacific Corp.	100,272	20,517,657
Werner Enterprises, Inc.	8,772	387,547
XPO, Inc. (a)	15,291	902,169
		57,370,723

See accompanying notes to financial statements.
96

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	281,850	$ 30,727,287
Align Technology, Inc. (a)	11,549	4,084,188
AngioDynamics, Inc. (a)	5,812	60,619
Artivion, Inc. (a)	5,721	98,344
Avanos Medical, Inc. (a)	7,810	199,624
Baxter International, Inc.	81,304	3,704,210
Becton Dickinson & Co.	46,074	12,163,997
Boston Scientific Corp. (a)	228,405	12,354,426
CONMED Corp.	4,666	634,063
Cooper Cos., Inc.	7,727	2,962,764
DENTSPLY SIRONA, Inc.	35,290	1,412,306
Dexcom, Inc. (a)	63,332	8,138,795
Edwards Lifesciences Corp. (a)	99,519	9,387,627
Embecta Corp.	9,136	197,338
Enovis Corp. (a)	5,689	364,779
Envista Holdings Corp. (a)	25,604	866,439
GE HealthCare Technologies, Inc.	57,744	4,691,123
Glaukos Corp. (a)	6,653	473,760
Globus Medical, Inc. Class A (a)	11,489	684,055
Haemonetics Corp. (a)	7,940	676,012
Hologic, Inc. (a)	40,792	3,302,928
ICU Medical, Inc. (a) (b)	2,715	483,786
IDEXX Laboratories, Inc. (a)	13,727	6,894,111
Inari Medical, Inc. (a) (b)	8,929	519,132
Insulet Corp. (a)	11,205	3,230,850
Integer Holdings Corp. (a) (b)	5,180	459,000
Integra LifeSciences Holdings Corp. (a)	11,504	473,160
Intuitive Surgical, Inc. (a)	56,436	19,297,726
Lantheus Holdings, Inc. (a)	10,519	882,754
LeMaitre Vascular, Inc.	2,674	179,907
LivaNova PLC (a)	8,229	423,217
Masimo Corp. (a)	7,478	1,230,505
Medtronic PLC	214,223	18,873,046
Merit Medical Systems, Inc. (a)	7,861	657,494
Neogen Corp. (a) (b)	27,998	608,956
NuVasive, Inc. (a)	7,889	328,104
Omnicell, Inc. (a)	5,913	435,611
OraSure Technologies, Inc. (a)	7,160	35,872
Orthofix Medical, Inc. (a)	3,096	55,914
Penumbra, Inc. (a)	5,456	1,877,191
QuidelOrtho Corp. (a)	9,829	814,431
ResMed, Inc.	23,201	5,069,418
Shockwave Medical, Inc. (a)	5,648	1,611,996
STAAR Surgical Co. (a) (b)	7,299	383,708
STERIS PLC	15,806	3,556,034
Stryker Corp.	54,565	16,647,236
Tandem Diabetes Care, Inc. (a)	9,936	243,829
Teleflex, Inc.	7,394	1,789,570
Varex Imaging Corp. (a) (b)	6,092	143,588
Zimmer Biomet Holdings, Inc.	33,097	4,818,923
Zynex, Inc. (a) (b)	2,611	25,039
		189,234,792
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)	14,407	$ 1,147,373
AdaptHealth Corp. (a)	15,602	189,876
Addus HomeCare Corp. (a)	2,420	224,334
Agiliti, Inc. (a) (b)	5,400	89,100
Amedisys, Inc. (a)	4,796	438,546
AmerisourceBergen Corp.	23,928	4,604,465
AMN Healthcare Services, Inc. (a)	6,763	737,979
Apollo Medical Holdings, Inc. (a) (b)	2,888	91,261
Cardinal Health, Inc.	46,243	4,373,200
Centene Corp. (a)	92,458	6,236,292
Chemed Corp.	2,437	1,320,050
Cigna Group	48,216	13,529,410
Community Health Systems, Inc. (a)	18,675	82,170
CorVel Corp. (a)	948	183,438
Cross Country Healthcare, Inc. (a)	5,207	146,213
CVS Health Corp.	206,924	14,304,656
DaVita, Inc. (a)	11,553	1,160,730
Elevance Health, Inc.	38,491	17,101,166
Encompass Health Corp.	16,232	1,099,069
Enhabit, Inc. (a) (b)	8,017	92,195
Ensign Group, Inc.	8,271	789,550
Fulgent Genetics, Inc. (a) (b)	2,056	76,134
HCA Healthcare, Inc.	32,833	9,964,159
HealthEquity, Inc. (a)	11,839	747,514
Henry Schein, Inc. (a)	22,343	1,812,017
Humana, Inc.	20,247	9,053,041
Laboratory Corp. of America Holdings	15,369	3,709,001
McKesson Corp.	22,927	9,796,936
ModivCare, Inc. (a)	2,067	93,449
Molina Healthcare, Inc. (a)	9,546	2,875,637
NeoGenomics, Inc. (a)	19,613	315,181
OmniAb, Inc. (a) (b) (f)	1,881	—
Option Care Health, Inc. (a)	19,700	640,053
Owens & Minor, Inc. (a)	11,943	227,395
Patterson Cos., Inc.	14,174	471,427
Pediatrix Medical Group, Inc. (a)	13,944	198,144
Privia Health Group, Inc. (a)	14,914	389,405
Progyny, Inc. (a)	6,778	266,647
Quest Diagnostics, Inc.	21,075	2,962,302
R1 RCM, Inc. (a) (b)	19,380	357,561
RadNet, Inc. (a)	6,102	199,047
Select Medical Holdings Corp.	17,316	551,688
Tenet Healthcare Corp. (a)	17,066	1,388,831
U.S. Physical Therapy, Inc.	2,264	274,827
UnitedHealth Group, Inc.	150,817	72,488,683
Universal Health Services, Inc. Class B	12,080	1,905,862
		188,706,014
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	15,497	307,770

See accompanying notes to financial statements.
97

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	3,237	$ 106,886
Healthcare Realty Trust, Inc. REIT	52,627	992,545
Healthpeak Properties, Inc. REIT	82,915	1,666,592
LTC Properties, Inc. REIT	6,488	214,234
Medical Properties Trust, Inc. REIT (b)	87,607	811,241
Omega Healthcare Investors, Inc. REIT	37,055	1,137,218
Physicians Realty Trust REIT (b)	33,056	462,453
Sabra Health Care REIT, Inc.	34,219	402,758
Universal Health Realty Income Trust REIT	1,554	73,939
Ventas, Inc. REIT	60,822	2,875,056
Welltower, Inc. REIT	76,310	6,172,716
		15,223,408
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a) (b)	17,013	309,807
Computer Programs & Systems, Inc. (a)	2,137	52,762
Doximity, Inc. Class A (a) (b)	19,160	651,823
HealthStream, Inc.	5,312	130,463
NextGen Healthcare, Inc. (a)	8,892	144,228
Schrodinger, Inc. (a) (b)	80	3,994
Simulations Plus, Inc. (b)	2,073	89,823
Veradigm, Inc. (a)	24,751	311,863
		1,694,763
HOTEL & RESORT REITs — 0.1%
Chatham Lodging Trust REIT	7,646	71,566
DiamondRock Hospitality Co. REIT	35,877	287,375
Host Hotels & Resorts, Inc. REIT	112,549	1,894,200
Park Hotels & Resorts, Inc. REIT	38,498	493,544
Pebblebrook Hotel Trust REIT (b)	20,926	291,708
Service Properties Trust REIT	26,799	232,883
Summit Hotel Properties, Inc. REIT	17,209	112,031
Sunstone Hotel Investors, Inc. REIT	34,382	347,946
Xenia Hotels & Resorts, Inc. REIT	18,935	233,090
		3,964,343
HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	42,062	1,810,769
BJ's Restaurants, Inc. (a)	4,718	150,032
Bloomin' Brands, Inc.	13,668	367,532
Booking Holdings, Inc. (a)	5,884	15,888,742
Boyd Gaming Corp.	12,805	888,283
Brinker International, Inc. (a)	6,298	230,507
Security Description	Shares	Value
Caesars Entertainment, Inc. (a)	32,960	$ 1,679,971
Carnival Corp. (a)	162,172	3,053,699
Cheesecake Factory, Inc. (b)	6,734	232,862
Chipotle Mexican Grill, Inc. (a)	4,452	9,522,828
Choice Hotels International, Inc. (b)	4,728	555,634
Churchill Downs, Inc.	11,028	1,534,767
Chuy's Holdings, Inc. (a)	3,035	123,889
Cracker Barrel Old Country Store, Inc. (b)	4,028	375,329
Darden Restaurants, Inc.	20,487	3,422,968
Dave & Buster's Entertainment, Inc. (a)	5,720	254,883
Dine Brands Global, Inc.	2,277	132,134
Domino's Pizza, Inc.	5,933	1,999,362
El Pollo Loco Holdings, Inc.	2,884	25,293
Expedia Group, Inc. (a)	24,494	2,679,399
Golden Entertainment, Inc. (a)	3,129	130,792
Hilton Grand Vacations, Inc. (a)	12,795	581,405
Hilton Worldwide Holdings, Inc.	44,299	6,447,719
Jack in the Box, Inc.	3,518	343,110
Las Vegas Sands Corp. (a)	52,762	3,060,196
Light & Wonder, Inc. (a)	9,957	684,643
Marriott International, Inc. Class A	42,471	7,801,498
Marriott Vacations Worldwide Corp.	5,904	724,539
McDonald's Corp.	118,636	35,402,169
MGM Resorts International	47,563	2,088,967
Monarch Casino & Resort, Inc.	2,389	168,305
Norwegian Cruise Line Holdings Ltd. (a)	53,045	1,154,790
Papa John's International, Inc.	5,979	441,430
Penn Entertainment, Inc. (a) (b)	23,919	574,773
Planet Fitness, Inc. Class A (a)	13,720	925,277
Royal Caribbean Cruises Ltd. (a)	36,305	3,766,281
Sabre Corp. (a) (b)	46,669	148,874
Shake Shack, Inc. Class A (a)	5,407	420,232
Six Flags Entertainment Corp. (a)	11,964	310,825
Starbucks Corp.	186,695	18,494,007
Texas Roadhouse, Inc.	10,659	1,196,792
Travel & Leisure Co.	14,268	575,571
Wendy's Co.	28,813	626,683
Wingstop, Inc.	4,848	970,376
Wyndham Hotels & Resorts, Inc.	15,028	1,030,470
Wynn Resorts Ltd.	16,038	1,693,773
Yum! Brands, Inc.	44,433	6,156,192
		140,848,572
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	1,533	452,235
Century Communities, Inc.	3,273	250,777
DR Horton, Inc.	49,011	5,964,149
Ethan Allen Interiors, Inc. (b)	4,761	134,641

See accompanying notes to financial statements.
98

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Garmin Ltd.	23,830	$ 2,485,231
Green Brick Partners, Inc. (a)	7,298	414,526
Helen of Troy Ltd. (a) (b)	4,266	460,813
Installed Building Products, Inc.	3,496	489,999
iRobot Corp. (a)	4,566	206,612
KB Home	14,451	747,261
La-Z-Boy, Inc.	7,497	214,714
Leggett & Platt, Inc.	21,182	627,411
Lennar Corp. Class A	39,931	5,003,754
LGI Homes, Inc. (a)	2,624	353,951
M/I Homes, Inc. (a)	3,394	295,923
MDC Holdings, Inc.	9,116	426,355
Meritage Homes Corp.	5,787	823,316
Mohawk Industries, Inc. (a)	9,544	984,559
Newell Brands, Inc.	61,216	532,579
NVR, Inc. (a)	449	2,851,428
PulteGroup, Inc.	34,340	2,667,531
Sonos, Inc. (a)	20,481	334,455
Taylor Morrison Home Corp. (a)	20,419	995,835
Tempur Sealy International, Inc.	30,103	1,206,227
Toll Brothers, Inc.	18,451	1,458,921
TopBuild Corp. (a)	5,234	1,392,349
Tri Pointe Homes, Inc. (a)	20,288	666,664
Whirlpool Corp.	10,020	1,490,876
		33,933,092
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. (a)	2,196	85,139
Central Garden & Pet Co. Class A (a)	6,549	238,776
Church & Dwight Co., Inc.	39,243	3,933,326
Clorox Co.	19,840	3,155,354
Colgate-Palmolive Co.	133,303	10,269,663
Energizer Holdings, Inc.	9,333	313,402
Kimberly-Clark Corp.	54,265	7,491,826
Procter & Gamble Co.	382,598	58,055,420
WD-40 Co. (b)	2,275	429,179
		83,972,085
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	107,107	2,220,328
Ormat Technologies, Inc. (b)	7,224	581,243
		2,801,571
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	89,479	8,955,953
General Electric Co.	173,133	19,018,660
Honeywell International, Inc.	109,633	22,748,848
		50,723,461
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	6,581	1,142,461
First Industrial Realty Trust, Inc. REIT	21,099	1,110,651
Innovative Industrial Properties, Inc. REIT	3,797	277,219
LXP Industrial Trust REIT	41,977	409,276
Security Description	Shares	Value
Prologis, Inc. REIT	146,595	$ 17,976,945
Rexford Industrial Realty, Inc. REIT (b)	25,764	1,345,396
STAG Industrial, Inc. REIT	28,884	1,036,358
		23,298,306
INSURANCE — 2.2%
Aflac, Inc.	93,667	6,537,957
Allstate Corp.	45,620	4,974,405
Ambac Financial Group, Inc. (a)	7,479	106,501
American Equity Investment Life Holding Co.	13,741	716,043
American Financial Group, Inc.	11,097	1,317,769
American International Group, Inc.	114,655	6,597,249
AMERISAFE, Inc.	2,777	148,070
Aon PLC Class A	32,575	11,244,890
Arch Capital Group Ltd. (a)	59,275	4,436,734
Arthur J Gallagher & Co.	34,554	7,587,022
Assurant, Inc.	9,655	1,213,827
Assured Guaranty Ltd.	12,662	706,540
Brighthouse Financial, Inc. (a)	8,397	397,598
Brown & Brown, Inc.	36,647	2,522,779
Chubb Ltd.	67,937	13,081,949
Cincinnati Financial Corp.	24,339	2,368,671
CNO Financial Group, Inc.	21,974	520,124
Employers Holdings, Inc.	5,442	203,585
Everest Re Group Ltd.	6,692	2,287,727
First American Financial Corp.	16,993	968,941
Genworth Financial, Inc. Class A (a)	75,542	377,710
Globe Life, Inc.	15,325	1,679,926
Hanover Insurance Group, Inc.	5,840	660,095
Hartford Financial Services Group, Inc.	56,399	4,061,856
HCI Group, Inc. (b)	1,056	65,240
Horace Mann Educators Corp.	6,079	180,303
James River Group Holdings Ltd.	5,190	94,769
Kemper Corp.	9,057	437,091
Kinsale Capital Group, Inc.	2,744	1,026,805
Lincoln National Corp.	28,512	734,469
Loews Corp.	36,273	2,153,891
Marsh & McLennan Cos., Inc.	80,874	15,210,782
Mercury General Corp. (b)	4,358	131,917
MetLife, Inc.	112,170	6,340,970
Old Republic International Corp.	46,036	1,158,726
Palomar Holdings, Inc. (a)	3,157	183,232
Primerica, Inc.	6,507	1,286,824
Principal Financial Group, Inc.	40,233	3,051,271
ProAssurance Corp.	10,367	156,438
Progressive Corp.	93,410	12,364,682
Prudential Financial, Inc.	62,569	5,519,837
Reinsurance Group of America, Inc.	10,678	1,480,932
RenaissanceRe Holdings Ltd.	7,249	1,352,083
RLI Corp.	6,619	903,295

See accompanying notes to financial statements.
99

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Safety Insurance Group, Inc.	2,665	$ 191,134
Selective Insurance Group, Inc.	8,835	847,718
Selectquote, Inc. (a)	88	172
SiriusPoint Ltd. (a)	13,603	122,835
Stewart Information Services Corp.	3,397	139,753
Travelers Cos., Inc.	40,036	6,952,652
Trupanion, Inc. (a) (b)	4,878	95,999
United Fire Group, Inc.	2,833	64,196
Universal Insurance Holdings, Inc.	5,407	83,430
Unum Group	33,095	1,578,631
W R Berkley Corp.	33,957	2,022,479
Willis Towers Watson PLC	17,397	4,096,993
		144,747,517
INTERACTIVE MEDIA & SERVICES — 4.9%
Alphabet, Inc. Class A (a)	959,462	114,847,601
Alphabet, Inc. Class C (a)	824,406	99,728,394
Cargurus, Inc. (a)	120	2,716
Cars.com, Inc. (a)	10,224	202,640
Match Group, Inc. (a)	44,138	1,847,175
Meta Platforms, Inc. Class A (a)	356,839	102,405,656
QuinStreet, Inc. (a)	7,555	66,711
Shutterstock, Inc.	3,525	171,562
TripAdvisor, Inc. (a)	15,830	261,037
Yelp, Inc. (a)	9,129	332,387
Ziff Davis, Inc. (a)	6,553	459,103
ZoomInfo Technologies, Inc. (a)	43,560	1,105,988
		321,430,970
IT SERVICES — 1.1%
Accenture PLC Class A	100,780	31,098,692
Akamai Technologies, Inc. (a)	26,323	2,365,648
Cognizant Technology Solutions Corp. Class A	84,909	5,542,860
DXC Technology Co. (a)	41,092	1,097,978
EPAM Systems, Inc. (a)	9,024	2,028,144
Gartner, Inc. (a)	14,104	4,940,772
International Business Machines Corp.	145,982	19,533,851
Kyndryl Holdings, Inc. (a)	28,431	377,564
Perficient, Inc. (a)	5,211	434,233
VeriSign, Inc. (a)	15,744	3,557,672
		70,977,414
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	12,559	1,088,112
Hasbro, Inc.	20,890	1,353,045
Mattel, Inc. (a)	56,381	1,101,685
Polaris, Inc.	9,395	1,136,137
Sturm Ruger & Co., Inc. (b)	2,747	145,481
Topgolf Callaway Brands Corp. (a)	16,089	319,367
Vista Outdoor, Inc. (a)	9,520	263,418
YETI Holdings, Inc. (a)	12,318	478,431
		5,885,676
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	48,483	$ 5,830,081
Azenta, Inc. (a) (b)	11,990	559,693
BioLife Solutions, Inc. (a)	4,964	109,704
Bio-Rad Laboratories, Inc. Class A (a)	3,098	1,174,514
Bio-Techne Corp.	25,329	2,067,606
Bruker Corp.	16,192	1,196,913
Charles River Laboratories International, Inc. (a)	8,065	1,695,666
Cytek Biosciences, Inc. (a) (b)	12,785	109,184
Danaher Corp.	107,236	25,736,640
Illumina, Inc. (a)	25,339	4,750,809
IQVIA Holdings, Inc. (a)	30,431	6,839,976
Medpace Holdings, Inc. (a)	4,503	1,081,485
Mesa Laboratories, Inc.	570	73,245
Mettler-Toledo International, Inc. (a)	3,779	4,956,688
Repligen Corp. (a)	7,614	1,077,076
Revvity, Inc.	20,601	2,447,193
Sotera Health Co. (a) (b)	1,568	29,541
Syneos Health, Inc. (a)	17,476	736,439
Thermo Fisher Scientific, Inc.	63,185	32,966,774
Waters Corp. (a)	9,921	2,644,343
West Pharmaceutical Services, Inc.	11,804	4,514,676
		100,598,246
MACHINERY — 2.0%
3D Systems Corp. (a) (b)	21,830	216,772
AGCO Corp.	9,846	1,293,961
Alamo Group, Inc.	1,706	313,750
Albany International Corp. Class A	5,024	468,639
Astec Industries, Inc.	3,193	145,090
Barnes Group, Inc.	7,956	335,664
Caterpillar, Inc.	82,720	20,353,256
Chart Industries, Inc. (a) (b)	5,610	896,422
CIRCOR International, Inc. (a)	2,707	152,810
Crane Co.	7,888	702,978
Crane NXT Co.	7,888	445,199
Cummins, Inc.	23,442	5,747,041
Deere & Co.	43,204	17,505,829
Donaldson Co., Inc.	20,209	1,263,265
Dover Corp.	23,086	3,408,648
Enerpac Tool Group Corp.	10,280	277,560
EnPro Industries, Inc.	3,187	425,560
Esab Corp.	5,692	378,746
ESCO Technologies, Inc.	4,308	446,438
Federal Signal Corp.	9,797	627,302
Flowserve Corp.	21,684	805,561
Fortive Corp.	54,331	4,062,329
Franklin Electric Co., Inc.	6,443	662,985
Graco, Inc.	26,929	2,325,319
Greenbrier Cos., Inc.	5,254	226,447
Hillenbrand, Inc.	12,099	620,437
IDEX Corp.	12,220	2,630,477

See accompanying notes to financial statements.
100

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Illinois Tool Works, Inc.	45,850	$ 11,469,836
Ingersoll Rand, Inc.	58,718	3,837,808
ITT, Inc.	14,131	1,317,150
John Bean Technologies Corp.	5,084	616,689
Kennametal, Inc.	13,570	385,252
Lincoln Electric Holdings, Inc.	9,586	1,904,067
Lindsay Corp.	1,865	222,569
Middleby Corp. (a)	9,176	1,356,488
Mueller Industries, Inc.	5,160	450,365
Nordson Corp.	8,093	2,008,521
Oshkosh Corp.	11,038	955,780
Otis Worldwide Corp.	65,087	5,793,394
PACCAR, Inc.	82,622	6,911,330
Parker-Hannifin Corp.	20,749	8,092,940
Pentair PLC	26,813	1,732,120
Proto Labs, Inc. (a)	4,396	153,684
Snap-on, Inc.	8,826	2,543,565
SPX Technologies, Inc. (a)	7,311	621,216
Standex International Corp.	2,446	346,036
Stanley Black & Decker, Inc.	25,271	2,368,145
Tennant Co.	2,737	221,998
Terex Corp.	11,873	710,362
Timken Co.	11,075	1,013,695
Titan International, Inc. (a)	10,254	117,716
Toro Co.	17,230	1,751,429
Trinity Industries, Inc.	13,504	347,188
Wabash National Corp. (b)	9,084	232,914
Watts Water Technologies, Inc. Class A	4,574	840,381
Westinghouse Air Brake Technologies Corp.	28,593	3,135,794
Xylem, Inc.	38,595	4,346,569
		132,543,486
MARINE TRANSPORTATION — 0.0% (e)
Kirby Corp. (a)	8,816	678,391
Matson, Inc.	7,051	548,074
		1,226,465
MEDIA — 0.7%
AMC Networks, Inc. Class A (a)	4,395	52,520
Cable One, Inc. (b)	776	509,894
Charter Communications, Inc. Class A (a)	16,420	6,032,215
Comcast Corp. Class A	668,726	27,785,565
DISH Network Corp. Class A (a) (b)	40,302	265,590
EW Scripps Co. Class A (a)	10,803	98,848
Fox Corp. Class A	52,976	1,801,184
Fox Corp. Class B	24,374	777,287
Interpublic Group of Cos., Inc.	62,943	2,428,341
John Wiley & Sons, Inc. Class A	7,093	241,375
New York Times Co. Class A	23,114	910,229
News Corp. Class A	63,108	1,230,606
News Corp. Class B	19,577	386,059
Nexstar Media Group, Inc.	6,284	1,046,600
Omnicom Group, Inc.	34,032	3,238,145
Security Description	Shares	Value
Paramount Global Class B (b)	90,065	$ 1,432,934
Scholastic Corp.	5,398	209,928
TechTarget, Inc. (a)	4,045	125,921
TEGNA, Inc.	35,581	577,836
Thryv Holdings, Inc. (a)	2,754	67,748
Tremor International Ltd. (a)	1,016	3,658
		49,222,483
METALS & MINING — 0.6%
Alcoa Corp.	27,212	923,303
Arconic Corp. (a)	15,939	471,476
ATI, Inc. (a)	20,909	924,805
Carpenter Technology Corp.	8,091	454,148
Century Aluminum Co. (a)	8,176	71,295
Cleveland-Cliffs, Inc. (a)	79,169	1,326,872
Commercial Metals Co.	19,375	1,020,288
Compass Minerals International, Inc.	5,468	185,912
Ferroglobe PLC (a) (f)	929	—
Freeport-McMoRan, Inc.	232,010	9,280,400
Fresh Market, Inc. (a) (f)	466	—
Haynes International, Inc.	2,622	133,250
Kaiser Aluminum Corp.	2,747	196,795
Materion Corp.	2,801	319,874
MP Materials Corp. (a) (b)	12,067	276,093
Newmont Corp.	128,010	5,460,907
Nucor Corp.	43,528	7,137,721
Olympic Steel, Inc.	2,574	126,126
Reliance Steel & Aluminum Co.	10,152	2,757,182
Royal Gold, Inc.	10,346	1,187,514
Steel Dynamics, Inc.	24,765	2,697,651
SunCoke Energy, Inc.	5,404	42,530
TimkenSteel Corp. (a)	3,392	73,165
U.S. Steel Corp.	34,563	864,421
Warrior Met Coal, Inc.	6,037	235,141
Worthington Industries, Inc.	5,718	397,229
		36,564,098
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT (b)	75,558	1,511,916
Apollo Commercial Real Estate Finance, Inc. REIT (b)	19,634	222,257
Arbor Realty Trust, Inc. REIT	29,160	432,151
ARMOUR Residential REIT, Inc. (b)	10,258	54,675
Ellington Financial, Inc. REIT (b)	7,267	100,285
Franklin BSP Realty Trust, Inc. REIT (b)	6,119	86,645
Invesco Mortgage Capital, Inc. REIT (b)	22,363	256,504
KKR Real Estate Finance Trust, Inc. REIT	6,295	76,610
New York Mortgage Trust, Inc. REIT	13,462	133,543
PennyMac Mortgage Investment Trust REIT (b)	16,215	218,578

See accompanying notes to financial statements.
101

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Ready Capital Corp. REIT (b)	10,394	$ 117,244
Redwood Trust, Inc. REIT (b)	18,514	117,934
Two Harbors Investment Corp. REIT	11,425	158,579
Starwood Property Trust, Inc. REIT (b)	50,039	970,757
		4,457,678
MULTI-UTILITIES — 0.7%
Ameren Corp.	39,660	3,239,032
Avista Corp.	11,291	443,398
Black Hills Corp.	9,855	593,862
CenterPoint Energy, Inc.	104,522	3,046,816
CMS Energy Corp.	45,557	2,676,474
Consolidated Edison, Inc.	55,250	4,994,600
Dominion Energy, Inc.	130,350	6,750,827
DTE Energy Co.	30,835	3,392,467
NiSource, Inc.	62,183	1,700,705
NorthWestern Corp.	8,518	483,482
Public Service Enterprise Group, Inc.	80,541	5,042,672
Sempra Energy	50,838	7,401,504
Unitil Corp.	2,354	119,371
WEC Energy Group, Inc.	50,134	4,423,824
		44,309,034
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	22,569	2,561,356
Boston Properties, Inc. REIT (b)	22,561	1,299,288
Brandywine Realty Trust REIT	27,929	129,870
Corporate Office Properties Trust REIT	19,027	451,891
Cousins Properties, Inc. REIT	24,095	549,366
Douglas Emmett, Inc. REIT (b)	26,565	333,922
Easterly Government Properties, Inc. REIT (b)	9,752	141,404
Highwoods Properties, Inc. REIT	16,981	406,016
Hudson Pacific Properties, Inc. REIT	24,378	102,875
JBG SMITH Properties REIT	17,640	265,306
Kilroy Realty Corp. REIT	16,178	486,796
Office Properties Income Trust REIT	7,837	60,345
Orion Office REIT, Inc.	8,873	58,650
SL Green Realty Corp. REIT (b)	11,270	338,663
Vornado Realty Trust REIT	25,870	469,282
		7,655,030
OIL, GAS & CONSUMABLE FUELS — 3.7%
Antero Midstream Corp.	47,491	550,896
Antero Resources Corp. (a)	45,288	1,042,983
APA Corp.	60,316	2,060,998
Battalion Oil Corp. (a)	52	297
Baytex Energy Corp. (a)	90	292
California Resources Corp.	100	4,529
Callon Petroleum Co. (a)	6,770	237,424
Security Description	Shares	Value
Chevron Corp.	280,694	$ 44,167,201
Chord Energy Corp.	6,777	1,042,303
Civitas Resources, Inc.	13,588	942,599
CNX Resources Corp. (a)	35,516	629,343
Comstock Resources, Inc. (b)	14,670	170,172
ConocoPhillips	194,205	20,121,580
CONSOL Energy, Inc.	5,429	368,140
Coterra Energy, Inc.	132,679	3,356,779
CVR Energy, Inc.	4,718	141,351
Devon Energy Corp.	97,871	4,731,084
Diamondback Energy, Inc.	27,672	3,634,994
Dorian LPG Ltd.	5,489	140,793
DT Midstream, Inc.	15,204	753,662
EOG Resources, Inc.	92,936	10,635,596
EQT Corp.	54,221	2,230,110
Equitrans Midstream Corp.	64,794	619,431
Exxon Mobil Corp.	651,864	69,912,414
Green Plains, Inc. (a)	8,317	268,140
Hess Corp.	43,001	5,845,986
HF Sinclair Corp.	24,162	1,077,867
Kinder Morgan, Inc.	310,394	5,344,985
Marathon Oil Corp.	102,572	2,361,207
Marathon Petroleum Corp.	67,364	7,854,642
Matador Resources Co.	17,322	906,287
Murphy Oil Corp.	23,797	911,425
Northern Oil & Gas, Inc. (b)	10,965	376,319
Occidental Petroleum Corp.	122,551	7,205,999
ONEOK, Inc.	69,104	4,265,099
Ovintiv, Inc.	39,523	1,504,641
Par Pacific Holdings, Inc. (a)	8,216	218,628
PBF Energy, Inc. Class A	18,501	757,431
PDC Energy, Inc.	15,730	1,119,032
Phillips 66	76,050	7,253,649
Pioneer Natural Resources Co.	37,508	7,770,907
Range Resources Corp.	42,834	1,259,319
REX American Resources Corp. (a)	553	19,250
SM Energy Co.	19,092	603,880
Southwestern Energy Co. (a)	157,446	946,250
Talos Energy, Inc. (a)	4,030	55,896
Targa Resources Corp.	36,160	2,751,776
Valero Energy Corp.	57,237	6,713,900
Vital Energy, Inc. (a) (b)	1,895	85,559
Williams Cos., Inc.	193,365	6,309,500
World Kinect Corp.	10,060	208,041
		241,490,586
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,656	83,186
Louisiana-Pacific Corp.	10,491	786,615
Mercer International, Inc.	5,997	48,396
Sylvamo Corp.	5,537	223,972
		1,142,169
PASSENGER AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	20,030	1,065,195
Allegiant Travel Co. (a)	2,175	274,659

See accompanying notes to financial statements.
102

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
American Airlines Group, Inc. (a)	98,808	$ 1,772,616
Delta Air Lines, Inc. (a)	101,756	4,837,480
Hawaiian Holdings, Inc. (a) (b)	6,919	74,518
JetBlue Airways Corp. (a)	48,367	428,532
SkyWest, Inc. (a)	8,092	329,506
Southwest Airlines Co.	92,626	3,353,987
Sun Country Airlines Holdings, Inc. (a)	396	8,902
United Airlines Holdings, Inc. (a)	48,421	2,656,860
		14,802,255
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	13,177	482,278
Coty, Inc. Class A (a)	46,716	574,140
Edgewell Personal Care Co.	8,952	369,807
elf Beauty, Inc. (a)	6,293	718,849
Estee Lauder Cos., Inc. Class A	36,298	7,128,201
Inter Parfums, Inc.	2,725	368,502
Medifast, Inc.	1,962	180,818
Nu Skin Enterprises, Inc. Class A	8,114	269,385
USANA Health Sciences, Inc. (a)	2,041	128,665
		10,220,645
PHARMACEUTICALS — 3.8%
Amphastar Pharmaceuticals, Inc. (a)	5,702	327,694
ANI Pharmaceuticals, Inc. (a)	689	37,089
Bristol-Myers Squibb Co.	341,657	21,848,965
Catalent, Inc. (a)	26,824	1,163,089
Collegium Pharmaceutical, Inc. (a)	1,056	22,693
Corcept Therapeutics, Inc. (a)	16,586	369,038
Eli Lilly & Co.	126,381	59,270,161
Harmony Biosciences Holdings, Inc. (a)	3,681	129,534
Innoviva, Inc. (a) (b)	9,857	125,480
Jazz Pharmaceuticals PLC (a)	9,120	1,130,606
Johnson & Johnson	419,176	69,382,012
Ligand Pharmaceuticals, Inc. (a)	2,521	181,764
Merck & Co., Inc.	409,384	47,238,820
Organon & Co.	40,318	839,018
Pacira BioSciences, Inc. (a)	7,128	285,619
Perrigo Co. PLC	22,247	755,286
Pfizer, Inc.	897,592	32,923,675
Phibro Animal Health Corp. Class A	2,815	38,565
Prestige Consumer Healthcare, Inc. (a)	8,312	493,982
Supernus Pharmaceuticals, Inc. (a)	8,482	254,969
Viatris, Inc.	192,225	1,918,405
Zoetis, Inc.	75,736	13,042,497
		251,778,961
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.9%
ASGN, Inc. (a)	8,090	$ 611,847
Automatic Data Processing, Inc.	68,122	14,972,534
Broadridge Financial Solutions, Inc.	18,523	3,067,964
CACI International, Inc. Class A (a)	4,247	1,447,547
Concentrix Corp.	6,826	551,199
CoStar Group, Inc. (a)	65,674	5,844,986
CSG Systems International, Inc.	5,462	288,066
Equifax, Inc.	19,286	4,537,996
ExlService Holdings, Inc. (a)	5,352	808,473
Exponent, Inc.	8,138	759,438
Forrester Research, Inc. (a)	2,506	72,900
FTI Consulting, Inc. (a)	5,198	988,660
Genpact Ltd.	27,664	1,039,336
Heidrick & Struggles International, Inc.	2,959	78,325
Insperity, Inc.	5,540	659,038
Jacobs Solutions, Inc.	21,113	2,510,125
KBR, Inc.	22,791	1,482,782
Kelly Services, Inc. Class A	5,366	94,495
Korn Ferry	8,738	432,881
Leidos Holdings, Inc.	21,634	1,914,176
ManpowerGroup, Inc.	9,347	742,152
Maximus, Inc.	10,055	849,748
NV5 Global, Inc. (a)	1,956	216,666
Paychex, Inc.	50,954	5,700,224
Paylocity Holding Corp. (a)	6,122	1,129,693
Resources Connection, Inc.	5,298	83,232
Robert Half International, Inc.	18,293	1,375,999
Science Applications International Corp.	9,050	1,017,944
TrueBlue, Inc. (a)	7,290	129,106
TTEC Holdings, Inc.	2,718	91,977
Verisk Analytics, Inc.	22,856	5,166,142
Verra Mobility Corp. (a) (b)	22,430	442,320
		59,107,971
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	20,193	134,889
CBRE Group, Inc. Class A (a)	53,089	4,284,813
Cushman & Wakefield PLC (a)	26,200	214,316
eXp World Holdings, Inc. (b)	11,795	239,202
Jones Lang LaSalle, Inc. (a)	8,131	1,266,810
Kennedy-Wilson Holdings, Inc.	18,872	308,180
Marcus & Millichap, Inc.	3,949	124,433
RE/MAX Holdings, Inc. Class A	2,997	57,722
St. Joe Co.	4,999	241,652
		6,872,017
RESIDENTIAL REITs — 0.3%
Apartment Income REIT Corp.	23,850	860,746
AvalonBay Communities, Inc. REIT	22,084	4,179,839
Camden Property Trust REIT	16,339	1,778,827
Centerspace REIT	1,059	64,980

See accompanying notes to financial statements.
103

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Elme Communities REIT	14,224	$ 233,843
Equity Residential REIT	54,760	3,612,517
Essex Property Trust, Inc. REIT	10,196	2,388,923
Independence Realty Trust, Inc. REIT	38,802	706,972
Invitation Homes, Inc. REIT	98,083	3,374,055
Mid-America Apartment Communities, Inc. REIT	18,421	2,797,413
NexPoint Residential Trust, Inc. REIT	2,916	132,620
UDR, Inc. REIT	47,809	2,053,875
Veris Residential, Inc. REIT (a)	15,864	254,617
		22,439,227
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	14,223	204,669
Agree Realty Corp. REIT	16,244	1,062,195
Brixmor Property Group, Inc. REIT	48,065	1,057,430
Federal Realty Investment Trust REIT	11,595	1,122,048
Getty Realty Corp. REIT	5,926	200,417
Kimco Realty Corp. REIT	97,688	1,926,407
Kite Realty Group Trust REIT	35,394	790,702
Macerich Co. REIT	21,030	237,008
NNN REIT, Inc.	28,355	1,213,310
Phillips Edison & Co., Inc. REIT (b)	18,960	646,157
Realty Income Corp. REIT	103,320	6,177,503
Regency Centers Corp. REIT	25,075	1,548,883
Retail Opportunity Investments Corp. REIT	19,662	265,634
RPT Realty REIT	16,558	173,031
Saul Centers, Inc. REIT	2,812	103,566
Simon Property Group, Inc. REIT	51,059	5,896,293
SITE Centers Corp. REIT	25,198	333,118
Spirit Realty Capital, Inc. REIT	16,886	664,971
Tanger Factory Outlet Centers, Inc. REIT	16,616	366,715
Urban Edge Properties REIT	18,712	288,726
Urstadt Biddle Properties, Inc. Class A REIT	4,866	103,451
Whitestone REIT	6,778	65,747
		24,447,981
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Advanced Micro Devices, Inc. (a)	258,874	29,488,337
Allegro MicroSystems, Inc. (a)	10,500	473,970
Alpha & Omega Semiconductor Ltd. (a)	3,365	110,372
Amkor Technology, Inc.	16,889	502,448
Analog Devices, Inc.	81,828	15,940,913
Applied Materials, Inc.	138,863	20,071,258
Axcelis Technologies, Inc. (a)	3,396	622,589
Broadcom, Inc.	67,464	58,520,298
Security Description	Shares	Value
CEVA, Inc. (a)	3,431	$ 87,662
Cirrus Logic, Inc. (a)	9,401	761,575
Cohu, Inc. (a)	6,496	269,974
Diodes, Inc. (a)	5,903	545,968
Enphase Energy, Inc. (a)	21,304	3,567,994
Entegris, Inc.	1,956	216,764
First Solar, Inc. (a)	14,264	2,711,444
FormFactor, Inc. (a)	12,374	423,438
Ichor Holdings Ltd. (a)	3,007	112,762
Intel Corp.	673,543	22,523,278
KLA Corp.	21,931	10,636,974
Kulicke & Soffa Industries, Inc.	10,050	597,472
Lam Research Corp.	22,356	14,371,778
Lattice Semiconductor Corp. (a)	21,667	2,081,549
MACOM Technology Solutions Holdings, Inc. (a)	7,827	512,903
MaxLinear, Inc. (a)	11,279	355,965
Microchip Technology, Inc.	84,920	7,607,983
Micron Technology, Inc.	177,783	11,219,885
MKS Instruments, Inc. (b)	8,578	927,282
Monolithic Power Systems, Inc.	6,683	3,610,357
NVIDIA Corp.	399,072	168,815,437
NXP Semiconductors NV	41,998	8,596,151
ON Semiconductor Corp. (a)	69,696	6,591,848
Onto Innovation, Inc. (a)	7,304	850,697
PDF Solutions, Inc. (a)	5,019	226,357
Photronics, Inc. (a)	10,547	272,007
Power Integrations, Inc.	8,152	771,750
Qorvo, Inc. (a)	17,965	1,832,969
QUALCOMM, Inc.	179,831	21,407,082
Rambus, Inc. (a)	19,029	1,221,091
Semtech Corp. (a)	10,352	263,562
Silicon Laboratories, Inc. (a)	6,940	1,094,716
SiTime Corp. (a) (b)	2,357	278,055
Skyworks Solutions, Inc.	26,406	2,922,880
SMART Global Holdings, Inc. (a)	4,931	143,048
SolarEdge Technologies, Inc. (a)	8,180	2,200,829
Synaptics, Inc. (a)	5,741	490,167
Teradyne, Inc.	26,410	2,940,225
Texas Instruments, Inc.	146,130	26,306,323
Ultra Clean Holdings, Inc. (a)	6,037	232,183
Universal Display Corp.	6,994	1,008,045
Veeco Instruments, Inc. (a)	7,849	201,562
Wolfspeed, Inc. (a) (b)	17,342	964,042
		458,504,218
SOFTWARE — 9.7%
8x8, Inc. (a) (b)	17,159	72,583
A10 Networks, Inc.	9,588	139,889
ACI Worldwide, Inc. (a)	18,974	439,628
Adeia, Inc.	15,408	169,642
Adobe, Inc. (a)	73,946	36,158,855
Agilysys, Inc. (a)	2,854	195,899
Alarm.com Holdings, Inc. (a)	6,740	348,323
ANSYS, Inc. (a)	13,795	4,556,075

See accompanying notes to financial statements.
104

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Aspen Technology, Inc. (a)	4,525	$ 758,435
Autodesk, Inc. (a)	35,227	7,207,796
Blackbaud, Inc. (a)	8,043	572,501
Cadence Design Systems, Inc. (a)	44,252	10,377,979
Cerence, Inc. (a)	6,172	180,408
Ceridian HCM Holding, Inc. (a)	21,329	1,428,403
CommVault Systems, Inc. (a)	7,876	571,955
Consensus Cloud Solutions, Inc. (a)	2,184	67,704
Digital Turbine, Inc. (a)	12,689	117,754
DoubleVerify Holdings, Inc. (a)	12,019	467,779
Dropbox, Inc. Class A (a)	43,960	1,172,413
Dynatrace, Inc. (a)	28,000	1,441,160
Ebix, Inc.	4,630	116,676
Envestnet, Inc. (a)	8,776	520,856
Fair Isaac Corp. (a)	4,674	3,782,248
Fortinet, Inc. (a)	107,288	8,109,900
Gen Digital, Inc.	94,348	1,750,155
InterDigital, Inc.	4,870	470,198
Intuit, Inc.	45,204	20,712,021
LiveRamp Holdings, Inc. (a)	10,770	307,591
Manhattan Associates, Inc. (a)	10,079	2,014,591
Microsoft Corp.	1,200,706	408,888,421
N-able, Inc. (a)	10,845	156,276
NCR Corp. (a)	21,132	532,526
OneSpan, Inc. (a)	5,397	80,091
Oracle Corp.	252,125	30,025,566
Palo Alto Networks, Inc. (a) (b)	48,900	12,494,439
Paycom Software, Inc.	7,649	2,457,165
Progress Software Corp. (b)	7,555	438,946
PTC, Inc. (a)	16,987	2,417,250
Qualys, Inc. (a)	5,311	686,022
Roper Technologies, Inc.	16,749	8,052,919
Salesforce, Inc. (a)	157,513	33,276,196
ServiceNow, Inc. (a)	32,204	18,097,682
SPS Commerce, Inc. (a)	5,466	1,049,800
Synopsys, Inc. (a)	24,220	10,545,630
Teradata Corp. (a)	17,256	921,643
Tyler Technologies, Inc. (a)	6,457	2,689,147
Xperi, Inc. (a)	6,179	81,254
		637,120,390
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	74,081	14,367,269
Crown Castle, Inc. REIT	68,864	7,846,364
CubeSmart REIT	36,200	1,616,692
Digital Realty Trust, Inc. REIT	46,694	5,317,046
EPR Properties REIT	11,936	558,605
Equinix, Inc. REIT	14,773	11,581,146
Extra Space Storage, Inc. REIT (b)	21,038	3,131,506
Four Corners Property Trust, Inc. REIT	11,501	292,125
Iron Mountain, Inc. REIT	46,136	2,621,448
Lamar Advertising Co. Class A REIT	14,138	1,403,197
Security Description	Shares	Value
Life Storage, Inc. REIT	13,168	$ 1,750,817
National Storage Affiliates Trust REIT	16,581	577,516
Outfront Media, Inc. REIT	17,070	268,340
PotlatchDeltic Corp. REIT	10,795	570,516
Public Storage REIT	25,954	7,575,454
Rayonier, Inc. REIT	22,591	709,357
Safehold, Inc. REIT (b)	5,079	120,525
SBA Communications Corp. REIT	17,432	4,040,040
Uniti Group, Inc. REIT	30,758	142,102
VICI Properties, Inc. REIT	159,591	5,015,945
Weyerhaeuser Co. REIT	118,871	3,983,367
		73,489,377
SPECIALTY RETAIL — 2.2%
Aaron's Co., Inc.	6,130	86,678
Abercrombie & Fitch Co. Class A (a)	8,266	311,463
Academy Sports & Outdoors, Inc. (b)	14,004	756,916
Advance Auto Parts, Inc.	10,719	753,546
American Eagle Outfitters, Inc.	25,189	297,230
America's Car-Mart, Inc. (a) (b)	900	89,802
Asbury Automotive Group, Inc. (a)	3,108	747,225
AutoNation, Inc. (a)	6,436	1,059,430
AutoZone, Inc. (a)	3,019	7,527,454
Bath & Body Works, Inc.	38,258	1,434,675
Best Buy Co., Inc.	32,379	2,653,459
Boot Barn Holdings, Inc. (a)	3,163	267,874
Buckle, Inc.	4,661	161,271
Caleres, Inc. (b)	7,932	189,813
CarMax, Inc. (a)	26,518	2,219,557
Chico's FAS, Inc. (a)	35,735	191,182
Designer Brands, Inc. Class A (b)	12,898	130,270
Dick's Sporting Goods, Inc.	10,352	1,368,431
Five Below, Inc. (a)	8,805	1,730,535
Foot Locker, Inc. (b)	16,170	438,369
GameStop Corp. Class A (a)	37,039	898,196
Gap, Inc. (b)	33,553	299,628
Group 1 Automotive, Inc.	2,745	708,484
Guess?, Inc. (b)	5,957	115,864
Haverty Furniture Cos., Inc. (b)	2,752	83,165
Hibbett, Inc. (b)	2,651	96,205
Home Depot, Inc.	163,109	50,668,180
Leslie's, Inc. (a) (b)	23,830	223,764
Lithia Motors, Inc.	4,571	1,390,087
Lowe's Cos., Inc.	95,705	21,600,618
MarineMax, Inc. (a)	2,885	98,552
Monro, Inc.	5,572	226,390
Murphy USA, Inc.	3,859	1,200,573
National Vision Holdings, Inc. (a)	13,196	320,531
ODP Corp. (a)	7,189	336,589
O'Reilly Automotive, Inc. (a)	9,692	9,258,768

See accompanying notes to financial statements.
105

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
RH (a) (b)	2,518	$ 829,908
Ross Stores, Inc.	56,783	6,367,078
Sally Beauty Holdings, Inc. (a)	21,140	261,079
Shoe Carnival, Inc. (b)	4,051	95,117
Signet Jewelers Ltd. (b)	8,339	544,203
Sleep Number Corp. (a)	4,377	119,404
Sonic Automotive, Inc. Class A	3,758	179,144
TJX Cos., Inc.	185,554	15,733,124
Tractor Supply Co.	18,740	4,143,414
Ulta Beauty, Inc. (a)	8,200	3,858,879
Upbound Group, Inc. (b)	6,430	200,166
Urban Outfitters, Inc. (a)	10,691	354,193
Valvoline, Inc.	29,499	1,106,507
Victoria's Secret & Co. (a) (b)	12,547	218,694
Williams-Sonoma, Inc. (b)	12,221	1,529,336
		145,481,020
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	2,387,497	463,102,793
Avid Technology, Inc. (a)	5,632	143,616
Corsair Gaming, Inc. (a)	5,253	93,188
Hewlett Packard Enterprise Co.	205,345	3,449,796
HP, Inc.	157,721	4,843,612
NetApp, Inc.	36,117	2,759,339
Seagate Technology Holdings PLC (b)	31,937	1,975,942
Super Micro Computer, Inc. (a)	7,397	1,843,702
Western Digital Corp. (a)	49,378	1,872,908
Xerox Holdings Corp.	25,473	379,293
		480,464,189
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	24,263	870,799
Carter's, Inc. (b)	7,245	525,987
Columbia Sportswear Co.	5,088	392,997
Crocs, Inc. (a)	10,721	1,205,469
Deckers Outdoor Corp. (a)	4,584	2,418,793
G-III Apparel Group Ltd. (a)	8,048	155,085
Hanesbrands, Inc. (b)	55,359	251,330
Kontoor Brands, Inc. (b)	7,541	317,476
Movado Group, Inc.	2,725	73,112
NIKE, Inc. Class B	197,800	21,831,186
Oxford Industries, Inc.	2,725	268,195
PVH Corp.	11,474	974,946
Ralph Lauren Corp. (b)	7,913	975,673
Skechers USA, Inc. Class A (a)	20,514	1,080,267
Steven Madden Ltd. (b)	12,490	408,298
Tapestry, Inc.	34,497	1,476,472
Under Armour, Inc. Class A (a)	31,952	230,693
Under Armour, Inc. Class C (a)	31,802	213,391
VF Corp.	51,103	975,556
Wolverine World Wide, Inc.	12,953	190,280
		34,836,005
TOBACCO — 0.6%
Altria Group, Inc.	295,428	13,382,888
Security Description	Shares	Value
Philip Morris International, Inc.	248,003	$ 24,210,053
Universal Corp.	2,708	135,237
Vector Group Ltd.	19,575	250,756
		37,978,934
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	6,459	935,457
Boise Cascade Co.	6,086	549,870
DXP Enterprises, Inc. (a)	2,538	92,409
Fastenal Co.	91,433	5,393,633
GATX Corp.	5,448	701,376
GMS, Inc. (a)	5,867	405,996
MSC Industrial Direct Co., Inc. Class A	7,430	707,930
NOW, Inc. (a)	11,029	114,260
United Rentals, Inc.	11,714	5,217,064
Univar Solutions, Inc. (a)	28,106	1,007,319
Veritiv Corp.	2,600	326,586
W.W. Grainger, Inc.	7,152	5,639,996
Watsco, Inc. (b)	5,218	1,990,510
WESCO International, Inc.	7,262	1,300,334
		24,382,740
WATER UTILITIES — 0.1%
American States Water Co.	5,705	496,335
American Water Works Co., Inc.	28,879	4,122,477
California Water Service Group	8,272	427,084
Essential Utilities, Inc.	35,655	1,422,991
Middlesex Water Co.	2,715	218,992
SJW Group	4,300	301,473
		6,989,352
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	10,779	183,351
NII Holdings, Inc. (a) (b)	11,225	1,459
Shenandoah Telecommunications Co.	7,960	154,663
Telephone & Data Systems, Inc.	16,983	139,770
T-Mobile U.S., Inc. (a)	93,109	12,932,840
		13,412,083
TOTAL COMMON STOCKS (Cost $5,288,482,555)		6,525,508,483
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. 7.00%, 3/10/2039 (Cost $14)	1	23

See accompanying notes to financial statements.
106

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63%, 6/22/2025(g) (Cost $150)	7	$ 187
TOTAL PREFERRED STOCKS (Cost $164)		210
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a)	318	3,657
TOTAL WARRANTS (Cost $0)		3,657
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (h) (i)	9,420,116	9,422,000
State Street Navigator Securities Lending Portfolio II (d) (j)	28,869,269	28,869,269
TOTAL SHORT-TERM INVESTMENTS (Cost $38,289,606)		38,291,269
TOTAL INVESTMENTS — 100.4% (Cost $5,326,772,325)		6,563,803,619
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(23,686,837)
NET ASSETS — 100.0%		$ 6,540,116,782

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2023.
(j)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
107

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	57	09/15/2023	$12,389,663	$12,791,512	$401,849

During the period ended June 30, 2023, average notional value related to futures contracts was $20,108,760.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,525,507,024	$1,459	$ 0(a)	$6,525,508,483
Preferred Stocks	210	—	—	210
Warrants	3,657	—	—	3,657
Short-Term Investments	38,291,269	—	—	38,291,269
TOTAL INVESTMENTS	$6,563,802,160	$1,459	$ 0	$6,563,803,619
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 401,849	$ —	$—	$ 401,849
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 401,849	$ —	$—	$ 401,849
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	51,584	$ 3,180,154	$ 767,069	$ 427,159	$56,573	$554,740	56,455	$ 4,131,377	$ 139,025
State Street Institutional Liquid Reserves Fund, Premier Class	8,667,918	8,667,051	135,033,207	134,284,639	4,572	1,809	9,420,116	9,422,000	763,968
State Street Navigator Securities Lending Portfolio II	23,177,441	23,177,441	330,087,944	324,396,116	—	—	28,869,269	28,869,269	189,191
Total		$35,024,646	$465,888,220	$459,107,914	$61,145	$556,549		$42,422,646	$1,092,184
See accompanying notes to financial statements.
108

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	415,115	$ 23,977,042
Aerojet Rocketdyne Holdings, Inc. (a)	1,138,087	62,446,834
AeroVironment, Inc. (a)	468,221	47,889,644
Archer Aviation, Inc. Class A (a) (b)	3,906,610	16,095,233
Axon Enterprise, Inc. (a)	315,687	61,596,847
Boeing Co. (a)	283,016	59,761,659
BWX Technologies, Inc. (b)	947,646	67,823,024
Curtiss-Wright Corp.	352,734	64,783,126
Ducommun, Inc. (a)	170,837	7,443,368
General Dynamics Corp.	289,736	62,336,700
HEICO Corp. (b)	375,907	66,512,985
Hexcel Corp.	840,079	63,862,806
Howmet Aerospace, Inc.	1,338,751	66,348,500
Huntington Ingalls Industries, Inc.	285,645	65,012,802
Kaman Corp.	272,240	6,623,599
Kratos Defense & Security Solutions, Inc. (a)	2,050,776	29,408,128
L3Harris Technologies, Inc.	326,116	63,843,729
Lockheed Martin Corp.	132,923	61,195,091
Mercury Systems, Inc. (a)	834,784	28,875,179
Moog, Inc. Class A	293,740	31,850,228
National Presto Industries, Inc. (b)	74,235	5,434,002
Northrop Grumman Corp.	135,390	61,710,762
Parsons Corp. (a)	1,117,310	53,787,303
Raytheon Technologies Corp.	619,108	60,647,820
Rocket Lab USA, Inc. (a) (b)	7,173,536	43,041,216
Spirit AeroSystems Holdings, Inc. Class A (b)	1,976,928	57,706,528
Textron, Inc.	941,985	63,706,446
TransDigm Group, Inc.	76,877	68,741,107
Triumph Group, Inc. (a)	2,471,399	30,571,206
V2X, Inc. (a) (b)	182,878	9,063,434
Virgin Galactic Holdings, Inc. (a) (b) (c)	15,261,096	59,213,052
Security Description	Shares	Value
Woodward, Inc.	549,667	$ 65,360,903
TOTAL COMMON STOCKS (Cost $1,440,171,542)		1,536,670,303
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	1,402,370	1,402,650
State Street Navigator Securities Lending Portfolio II (f) (g)	76,645,226	76,645,226
TOTAL SHORT-TERM INVESTMENTS (Cost $78,047,755)		78,047,876
TOTAL INVESTMENTS — 105.0% (Cost $1,518,219,297)		1,614,718,179
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(76,787,530)
NET ASSETS — 100.0%		$ 1,537,930,649

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,536,670,303	$—	$—	$1,536,670,303
Short-Term Investments	78,047,876	—	—	78,047,876
TOTAL INVESTMENTS	$1,614,718,179	$—	$—	$1,614,718,179
See accompanying notes to financial statements.
109

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
Astra Space, Inc.	13,319,101	$ 17,314,831	$ 620,250	$ 10,632,501	$(67,286,078)	$ —*	—	$ —*	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	1,151,407	1,151,292	18,467,584	18,216,601	285	90	1,402,370	1,402,650	59,861
State Street Navigator Securities Lending Portfolio II	44,046,656	44,046,656	513,914,593	481,316,023	—	—	76,645,226	76,645,226	528,047
Virgin Galactic Holdings, Inc.	6,988,758	42,072,323	45,197,622	7,327,908	(7,861,679)	(12,867,306)	15,261,096	59,213,052	—
Total		$104,585,102	$578,200,049	$517,493,033	$(75,147,472)	$(12,867,216)		$137,260,928	$587,908
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2023.
*	As of June 30, 2023, no longer an affiliate.
See accompanying notes to financial statements.
110

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 86.0%
Ameris Bancorp (a)	293,380	$ 10,036,531
Associated Banc-Corp.	1,214,376	19,709,322
Atlantic Union Bankshares Corp. (a)	434,395	11,272,550
Axos Financial, Inc. (b)	310,441	12,243,793
Bank of America Corp.	702,820	20,163,906
Bank of Hawaii Corp. (a)	450,735	18,583,804
Bank of New York Mellon Corp.	463,010	20,613,205
Bank OZK	518,045	20,804,687
BankUnited, Inc. (a)	804,703	17,341,350
Banner Corp.	143,811	6,280,226
BOK Financial Corp.	134,353	10,853,035
Cadence Bank	932,778	18,319,760
Cathay General Bancorp	212,675	6,846,008
Citigroup, Inc.	425,911	19,608,942
Citizens Financial Group, Inc.	725,884	18,931,055
Columbia Banking System, Inc.	897,146	18,194,121
Comerica, Inc.	488,867	20,708,406
Commerce Bancshares, Inc.	403,285	19,639,980
Community Bank System, Inc. (a)	216,382	10,143,988
Cullen/Frost Bankers, Inc.	187,748	20,188,542
CVB Financial Corp. (a)	1,035,429	13,750,497
East West Bancorp, Inc.	389,834	20,579,337
Eastern Bankshares, Inc.	678,428	8,324,324
Fifth Third Bancorp	778,930	20,415,755
First BanCorp	790,615	9,661,315
First Citizens BancShares, Inc. Class A	16,010	20,548,034
First Financial Bancorp	207,548	4,242,281
First Financial Bankshares, Inc. (a)	450,876	12,845,457
First Hawaiian, Inc. (a)	694,064	12,500,093
First Horizon Corp.	1,756,750	19,798,573
First Interstate BancSystem, Inc. Class A	560,137	13,353,666
First Merchants Corp.	159,615	4,505,931
FNB Corp. (a)	1,676,770	19,182,249
Fulton Financial Corp.	870,103	10,371,628
Glacier Bancorp, Inc.	474,725	14,797,178
Hancock Whitney Corp.	390,391	14,983,207
Hilltop Holdings, Inc. (a)	214,028	6,733,321
Home BancShares, Inc.	735,320	16,765,296
Huntington Bancshares, Inc.	1,878,679	20,252,160
Independent Bank Corp.	192,492	8,567,819
Independent Bank Group, Inc.	197,178	6,808,556
International Bancshares Corp.	135,234	5,977,343
JPMorgan Chase & Co.	145,888	21,217,951
KeyCorp	1,926,175	17,797,857
Lakeland Financial Corp. (a)	98,637	4,785,867
M&T Bank Corp.	162,083	20,059,392
New York Community Bancorp, Inc.	1,878,679	21,116,352
Northern Trust Corp.	274,911	20,381,902
Security Description	Shares	Value
Old National Bancorp	1,501,573	$ 20,931,928
Pacific Premier Bancorp, Inc.	448,796	9,281,101
Pinnacle Financial Partners, Inc.	371,327	21,035,675
PNC Financial Services Group, Inc.	159,556	20,096,078
Popular, Inc.	329,673	19,951,810
Prosperity Bancshares, Inc.	337,848	19,081,655
Regions Financial Corp.	1,113,782	19,847,595
Renasant Corp.	148,005	3,867,371
Seacoast Banking Corp. of Florida	542,169	11,981,935
ServisFirst Bancshares, Inc. (a)	193,447	7,915,851
Simmons First National Corp. Class A (a)	396,080	6,832,380
SouthState Corp. (a)	291,505	19,181,029
Synovus Financial Corp.	664,885	20,112,771
Texas Capital Bancshares, Inc. (b)	339,764	17,497,846
Triumph Financial, Inc. (b)	119,742	7,270,734
Truist Financial Corp.	630,449	19,134,127
Trustmark Corp.	206,435	4,359,907
U.S. Bancorp	626,036	20,684,229
UMB Financial Corp.	254,735	15,513,362
United Bankshares, Inc.	474,562	14,080,255
United Community Banks, Inc. (a)	455,175	11,374,823
Valley National Bancorp (a)	2,457,771	19,047,725
Washington Federal, Inc.	475,896	12,620,762
Webster Financial Corp.	530,878	20,040,645
Wells Fargo & Co.	488,287	20,840,089
WesBanco, Inc.	154,940	3,968,013
Western Alliance Bancorp	527,340	19,232,090
Wintrust Financial Corp.	292,792	21,262,555
WSFS Financial Corp.	188,262	7,101,243
Zions Bancorp NA	666,393	17,899,316
		1,162,851,452
FINANCIAL SERVICES — 13.8%
Apollo Global Management, Inc.	281,879	21,651,126
Equitable Holdings, Inc.	774,531	21,036,262
Essent Group Ltd.	268,285	12,555,738
Jackson Financial, Inc. Class A (a)	693,345	21,223,290
MGIC Investment Corp.	1,297,889	20,493,667
Mr Cooper Group, Inc. (b)	338,589	17,146,147
NMI Holdings, Inc. Class A (b)	200,275	5,171,101
PennyMac Financial Services, Inc.	231,749	16,294,272
Radian Group, Inc.	783,081	19,796,288
Voya Financial, Inc.	286,672	20,557,249
Walker & Dunlop, Inc.	134,763	10,658,406
		186,583,546
TOTAL COMMON STOCKS (Cost $1,780,576,507)		1,349,434,998

See accompanying notes to financial statements.
111

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	416,292	$ 416,375
State Street Navigator Securities Lending Portfolio II (e) (f)	61,218,060	61,218,060
TOTAL SHORT-TERM INVESTMENTS (Cost $61,634,435)		61,634,435
TOTAL INVESTMENTS — 104.4% (Cost $1,842,210,942)		1,411,069,433
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(59,592,957)
NET ASSETS — 100.0%		$ 1,351,476,476

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,349,434,998	$—	$—	$1,349,434,998
Short-Term Investments	61,634,435	—	—	61,634,435
TOTAL INVESTMENTS	$ 1,411,069,433	$—	$—	$ 1,411,069,433

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,302,583	$ 2,302,353	$ 93,387,658	$ 95,274,402	$766	$—	416,292	$ 416,375	$ 63,017
State Street Navigator Securities Lending Portfolio II	40,635,342	40,635,342	609,763,166	589,180,448	—	—	61,218,060	61,218,060	755,490
Total		$42,937,695	$703,150,824	$684,454,850	$766	$—		$61,634,435	$818,507
See accompanying notes to financial statements.
112

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 99.5%
2seventy bio, Inc. (a) (b)	1,974,956	$ 19,986,555
4D Molecular Therapeutics, Inc. (a) (b)	1,355,538	24,494,572
89bio, Inc. (a)	3,435,372	65,100,299
AbbVie, Inc.	514,017	69,253,510
ACADIA Pharmaceuticals, Inc. (a) (b)	2,873,085	68,810,386
Achillion Pharmaceuticals, Inc. (a) (b)	51,865	75,464
ADMA Biologics, Inc. (a) (b)	6,149,856	22,692,969
Agenus, Inc. (a) (b)	12,293,992	19,670,387
Agios Pharmaceuticals, Inc. (a) (b)	1,398,217	39,597,505
Akero Therapeutics, Inc. (a) (b)	1,353,167	63,179,367
Aldeyra Therapeutics, Inc. (a)	2,164,407	18,159,375
Alector, Inc. (a) (b)	1,421,513	8,543,293
Alkermes PLC (a)	2,281,517	71,411,482
Allakos, Inc. (a) (b)	3,020,702	13,170,261
Allogene Therapeutics, Inc. (a) (b)	6,529,369	32,450,964
Alnylam Pharmaceuticals, Inc. (a)	372,188	70,693,389
Amgen, Inc.	324,635	72,075,463
Amicus Therapeutics, Inc. (a) (b)	5,544,403	69,637,702
AnaptysBio, Inc. (a) (b)	792,809	16,125,735
Anavex Life Sciences Corp. (a) (b)	2,997,852	24,372,537
Anika Therapeutics, Inc. (a) (b)	240,249	6,241,669
Apellis Pharmaceuticals, Inc. (a)	789,050	71,882,455
Arcellx, Inc. (a)	1,232,234	38,963,239
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	1,355,141	38,865,444
Arcus Biosciences, Inc. (a)	2,565,894	52,113,307
Arcutis Biotherapeutics, Inc. (a) (b) (c)	4,273,971	40,730,944
Ardelyx, Inc. (a) (b) (c)	17,845,281	60,495,503
Arrowhead Pharmaceuticals, Inc. (a)	2,010,906	71,708,908
Avid Bioservices, Inc. (a) (b)	1,747,640	24,414,531
Avidity Biosciences, Inc. (a) (b) (c)	4,685,206	51,958,935
Beam Therapeutics, Inc. (a) (b)	2,205,021	70,406,320
BioCryst Pharmaceuticals, Inc. (a) (b)	8,336,123	58,686,306
Biogen, Inc. (a)	229,970	65,506,954
Biohaven Ltd. (a)	1,620,740	38,768,101
BioMarin Pharmaceutical, Inc. (a)	777,354	67,381,045
Biomea Fusion, Inc. (a)	1,170,948	25,702,309
Security Description	Shares	Value
Bioxcel Therapeutics, Inc. (a) (b) (c)	1,689,894	$ 11,254,694
Bluebird Bio, Inc. (a) (b) (c)	14,087,477	46,347,799
Blueprint Medicines Corp. (a) (b)	1,214,733	76,771,126
Bridgebio Pharma, Inc. (a) (b)	4,439,011	76,350,989
CareDx, Inc. (a) (b) (c)	2,931,817	24,920,444
Catalyst Pharmaceuticals, Inc. (a) (b) (c)	6,112,156	82,147,377
Celldex Therapeutics, Inc. (a) (b)	1,757,356	59,627,089
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,510,714	48,025,598
Chinook Therapeutics, Inc. (a)	1,780,333	68,400,394
Cogent Biosciences, Inc. (a) (b)	1,763,107	20,875,187
Crinetics Pharmaceuticals, Inc. (a) (b)	1,181,364	21,288,179
CRISPR Therapeutics AG (a) (b)	1,159,789	65,110,554
Cytokinetics, Inc. (a) (b)	1,918,046	62,566,660
Day One Biopharmaceuticals, Inc. (a) (b)	2,487,191	29,697,061
Deciphera Pharmaceuticals, Inc. (a)	1,976,242	27,825,487
Denali Therapeutics, Inc. (a) (b)	2,124,527	62,694,792
Dynavax Technologies Corp. (a) (b)	3,650,900	47,169,628
Dyne Therapeutics, Inc. (a) (b)	1,002,369	11,276,651
Editas Medicine, Inc. (a) (b) (c)	4,917,317	40,469,519
Emergent BioSolutions, Inc. (a) (c)	4,973,044	36,551,873
Enanta Pharmaceuticals, Inc. (a) (b)	788,604	16,876,126
EQRx, Inc. (a) (b)	5,298,771	9,855,714
Exact Sciences Corp. (a) (b)	808,810	75,947,259
Exelixis, Inc. (a)	3,699,199	70,691,693
Fate Therapeutics, Inc. (a) (b) (c)	8,165,594	38,868,227
FibroGen, Inc. (a)	3,103,299	8,378,907
Geron Corp. (a) (b)	11,327,593	36,361,574
Gilead Sciences, Inc.	909,188	70,071,119
Halozyme Therapeutics, Inc. (a) (b)	2,091,403	75,436,906
Horizon Therapeutics PLC (a)	715,618	73,601,311
Ideaya Biosciences, Inc. (a) (b)	1,068,523	25,110,290
ImmunoGen, Inc. (a)	2,883,363	54,409,060
Immunovant, Inc. (a) (b)	2,151,479	40,813,557
Incyte Corp. (a)	1,163,612	72,434,847
Inhibrx, Inc. (a) (b)	1,130,193	29,339,810
Insmed, Inc. (a) (b)	3,172,814	66,946,375
Intellia Therapeutics, Inc. (a) (b)	1,642,610	66,985,636

See accompanying notes to financial statements.
113

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Intercept Pharmaceuticals, Inc. (a) (b) (c)	3,524,818	$ 38,984,487
Ionis Pharmaceuticals, Inc. (a) (b)	1,747,259	71,690,037
Iovance Biotherapeutics, Inc. (a) (b)	9,001,761	63,372,397
Ironwood Pharmaceuticals, Inc. (a)	6,200,001	65,968,011
iTeos Therapeutics, Inc. (a) (b)	739,763	9,794,462
IVERIC bio, Inc. (a)	1,863,177	73,297,383
Karuna Therapeutics, Inc. (a) (b)	311,980	67,652,863
Keros Therapeutics, Inc. (a) (b)	601,250	24,158,225
Kiniksa Pharmaceuticals Ltd. Class A (a) (b)	1,019,952	14,360,924
Krystal Biotech, Inc. (a) (b)	454,224	53,325,898
Kura Oncology, Inc. (a)	1,689,923	17,879,385
Kymera Therapeutics, Inc. (a) (b)	1,833,360	42,148,946
Lyell Immunopharma, Inc. (a) (b)	2,781,248	8,844,369
Madrigal Pharmaceuticals, Inc. (a) (b)	267,448	61,780,488
MannKind Corp. (a) (b)	10,126,294	41,214,017
Mersana Therapeutics, Inc. (a)	2,878,962	9,471,785
MiMedx Group, Inc. (a)	1,148,549	7,591,909
MiNK Therapeutics, Inc. (a) (b)	2,671	5,609
Mirati Therapeutics, Inc. (a) (b)	1,870,051	67,564,943
Mirum Pharmaceuticals, Inc. (a) (b)	991,191	25,642,111
Moderna, Inc. (a)	576,157	70,003,075
Morphic Holding, Inc. (a) (b)	1,111,661	63,731,525
Myriad Genetics, Inc. (a)	1,677,474	38,883,847
Natera, Inc. (a) (b)	1,468,098	71,437,649
Neurocrine Biosciences, Inc. (a)	760,515	71,716,564
Novavax, Inc. (a) (b) (c)	9,507,925	70,643,883
Nurix Therapeutics, Inc. (a) (b)	978,296	9,773,177
Nuvalent, Inc. Class A (a) (b)	689,384	29,071,323
Point Biopharma Global, Inc. (a)	1,673,393	15,160,941
Protagonist Therapeutics, Inc. (a)	2,441,552	67,435,666
Prothena Corp. PLC (a) (b)	1,021,972	69,780,248
PTC Therapeutics, Inc. (a) (b)	1,651,757	67,176,957
RAPT Therapeutics, Inc. (a) (b)	1,093,229	20,443,382
Recursion Pharmaceuticals, Inc. Class A (a) (b)	2,739,714	20,465,664
Regeneron Pharmaceuticals, Inc. (a)	95,124	68,350,399
REGENXBIO, Inc. (a) (b)	1,342,570	26,837,974
Security Description	Shares	Value
Relay Therapeutics, Inc. (a) (b)	5,360,210	$ 67,324,238
Replimune Group, Inc. (a) (b)	1,237,635	28,737,885
REVOLUTION Medicines, Inc. (a) (b)	2,777,818	74,306,631
Rhythm Pharmaceuticals, Inc. (a) (b)	2,217,840	36,572,182
Rocket Pharmaceuticals, Inc. (a) (b)	1,992,836	39,597,651
Roivant Sciences Ltd. (a) (b)	6,157,894	62,071,571
Sage Therapeutics, Inc. (a) (b)	1,185,757	55,754,294
Sana Biotechnology, Inc. (a) (b)	2,870,824	17,110,111
Sarepta Therapeutics, Inc. (a) (b)	556,361	63,714,462
Seagen, Inc. (a)	361,243	69,524,828
Seres Therapeutics, Inc. (a) (b) (c)	6,612,059	31,671,763
SpringWorks Therapeutics, Inc. (a) (b)	2,059,227	53,992,932
Syndax Pharmaceuticals, Inc. (a) (b)	2,866,509	59,996,033
TG Therapeutics, Inc. (a) (b)	2,586,420	64,246,673
Travere Therapeutics, Inc. (a) (b) (c)	4,260,550	65,442,048
Twist Bioscience Corp. (a) (b) (c)	3,537,498	72,377,209
Ultragenyx Pharmaceutical, Inc. (a)	1,382,267	63,763,977
uniQure NV (a) (b)	1,693,939	19,412,541
United Therapeutics Corp. (a)	310,875	68,625,656
Vanda Pharmaceuticals, Inc. (a)	1,881,312	12,397,846
Vaxcyte, Inc. (a) (b)	1,404,695	70,150,468
Veracyte, Inc. (a) (b)	2,080,608	52,993,086
Vericel Corp. (a)	798,987	30,017,942
Vertex Pharmaceuticals, Inc. (a)	212,570	74,805,509
Verve Therapeutics, Inc. (a)	2,050,872	38,453,850
Viking Therapeutics, Inc. (a)	2,926,415	47,437,187
Vir Biotechnology, Inc. (a) (b)	2,665,401	65,382,287
Viridian Therapeutics, Inc. (a) (b)	2,086,518	49,638,263
Xencor, Inc. (a) (b)	1,017,197	25,399,409
Zentalis Pharmaceuticals, Inc. (a) (b)	2,145,348	60,520,267
		6,411,926,019
HEALTH CARE EQUIPMENT — 0.0% (d)
OmniAb, Inc. (a) (b) (e) (f)	161,959	—
OmniAb, Inc. (a) (b) (e) (f)	161,960	—
		—

See accompanying notes to financial statements.
114

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
PHARMACEUTICALS — 0.5%
Scilex Holding Co. (a)	5,938,074	$ 33,075,072
TOTAL COMMON STOCKS (Cost $7,882,912,378)		6,445,001,091
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g) (h)	2,170,348	2,170,782
State Street Navigator Securities Lending Portfolio II (i) (j)	633,689,418	633,689,418
TOTAL SHORT-TERM INVESTMENTS (Cost $635,860,200)		635,860,200
TOTAL INVESTMENTS — 109.9% (Cost $8,518,772,578)		7,080,861,291
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(634,984,917)
NET ASSETS — 100.0%		$ 6,445,876,374

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,444,925,627	$75,464	$ 0(a)	$6,445,001,091
Short-Term Investments	635,860,200	—	—	635,860,200
TOTAL INVESTMENTS	$7,080,785,827	$75,464	$ 0	$7,080,861,291
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
Agenus, Inc.	18,403,960	$ 35,703,682	$ 88,150,550	$ 99,303,926	$ (10,161,220)	$ —*	—	$ —*	$ 583,867
Albireo Pharma, Inc.	1,080,042	21,449,634	9,668,069	28,274,479	(10,142,880)	—*	—	—*	—
Allogene Therapeutics, Inc.	4,078,245	46,491,993	126,641,892	99,761,045	5,233,017	—*	—	—*	—
Altimmune, Inc.	—	—	142,188,589	97,893,642	(44,294,947)	—*	—	—*	—
Anavex Life Sciences Corp.	3,138,654	31,417,927	86,112,603	85,103,495	(6,368,915)	—*	—	—*	—
Arcturus Therapeutics Holdings, Inc.	2,239,987	35,257,395	72,589,676	88,643,061	(15,960,005)	35,621,439	1,355,141	38,865,444	—
Arcus Biosciences, Inc.	2,907,308	73,671,185	165,446,911	187,857,160	(13,704,425)	—*	—	—*	—
Arcutis Biotherapeutics, Inc.	791,720	16,871,553	119,339,231	71,893,295	762,350	(24,348,895)	4,273,971	40,730,944	—
Ardelyx, Inc.	—	—	105,552,175	35,361,555	2,255,812	(11,950,929)	17,845,281	60,495,503	—
Atara Biotherapeutics, Inc.	4,178,999	32,554,402	49,548,546	54,837,409	(45,650,625)	—*	—	—*	—
Avidity Biosciences, Inc.	840,385	12,210,794	127,120,404	68,155,489	4,054,519	(23,271,293)	4,685,206	51,958,935	—
See accompanying notes to financial statements.
115

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
Biohaven, Inc	—	$ —	$ 106,950,963	$ 96,692,909	$ 15,362,789	$ —*	—	$ —*	$ —
Bioxcel Therapeutics, Inc.	—	—	49,771,419	16,829,153	1,333,501	(23,021,073)	1,689,894	11,254,694	—
Bluebird Bio, Inc.	—	—	205,770,400	122,513,209	(372,671)	(36,536,721)	14,087,477	46,347,799	—
Bridgebio Pharma, Inc.	8,496,876	77,151,634	155,473,759	199,028,081	(43,284,492)	—*	—	—*	—
CareDx, Inc.	3,155,144	67,772,493	119,924,207	116,875,394	(53,693,975)	7,793,113	2,931,817	24,920,444	—
Catalyst Pharmaceuticals, Inc.	3,479,669	24,392,480	173,778,680	142,981,039	38,257,797	(11,300,541)	6,112,156	82,147,377	—
Coherus Biosciences, Inc.	4,238,908	30,689,694	69,124,939	91,888,349	(33,895,829)	—*	—	—*	—
CTI BioPharma Corp.	8,182,914	48,851,997	156,574,584	231,480,592	24,852,208	—*	—	—*	—
Dynavax Technologies Corp.	4,945,103	62,258,847	156,110,530	169,078,919	(3,091,275)	—*	—	—*	—
Editas Medicine, Inc.	6,434,010	76,114,338	157,259,889	170,065,444	(52,545,790)	29,706,526	4,917,317	40,469,519	—
Emergent BioSolutions, Inc	2,394,422	74,322,859	129,281,986	102,159,827	268,067	(65,161,212)	4,973,044	36,551,873	—
Fate Therapeutics, Inc.	3,614,664	89,571,374	193,036,293	169,491,137	(125,855,817)	51,607,514	8,165,594	38,868,227	—
Gossamer Bio, Inc	2,677,826	22,413,404	121,780,046	82,094,105	(66,314,705)	—*	—	—*	—
Heron Therapeutics, Inc.	14,121,179	39,398,089	39,133,308	92,086,460	(78,619,224)	—*	—	—*	—
ImmunoGen, Inc.	14,030,427	63,136,921	159,194,047	328,775,645	112,750,038	—*	—	—*	—
Inovio Pharmaceuticals, Inc.	27,314,749	47,254,516	78,506,814	97,312,527	(126,800,978)	—*	—	—*	—
Intercept Pharmaceuticals, Inc.	2,863,938	39,550,984	97,774,083	93,970,239	(5,999,799)	1,629,458	3,524,818	38,984,487	—
Iovance Biotherapeutics, Inc.	8,627,590	95,248,594	173,843,722	175,193,918	(41,683,905)	—*	—	—*	—
iTeos Therapeutics, Inc.	1,832,657	37,752,734	54,137,143	75,834,412	(19,211,261)	—*	—	—*	—
IVERIC bio, Inc.	6,575,877	63,259,937	174,081,325	280,991,274	64,171,665	—*	—	—*	—
Karyopharm Therapeutics, Inc.	8,590,440	38,742,884	71,686,037	88,936,401	(44,969,590)	—*	—	—*	—
Kymera Therapeutics, Inc.	2,812,391	55,375,979	129,074,005	156,040,610	(4,503,659)	—*	—	—*	—
Madrigal Pharmaceuticals, Inc.	582,168	41,671,585	237,132,845	411,550,414	170,503,932	—*	—	—*	—
MannKind Corp.	7,563,925	28,818,554	147,033,444	148,413,706	14,815,531	—*	—	—*	—
Novavax, Inc	1,762,978	90,669,959	206,552,346	129,243,268	4,370,377	(101,705,531)	9,507,925	70,643,883	—
Ocugen, Inc.	25,991,796	59,001,377	63,550,520	91,293,871	(87,352,195)	—*	—	—*	—
PMV Pharmaceuticals, Inc.	4,485,362	63,916,408	60,082,409	94,906,639	(44,136,353)	—*	—	—*	—
Praxis Precision Medicines, Inc.	4,299,061	10,532,699	6,135,009	17,654,547	(9,357,660)	—*	—	—*	—
Protagonist Therapeutics, Inc.	5,877,088	46,487,766	113,786,485	140,271,994	(21,943,700)	—*	—	—*	—
Rhythm Pharmaceuticals, Inc.	—	—	181,029,487	125,552,648	2,251,859	—*	—	—*	—
Rigel Pharmaceuticals, Inc.	20,357,540	23,004,020	12,244,017	37,133,827	(7,015,198)	—*	—	—*	—
Seres Therapeutics, Inc.	—	—	69,163,274	28,849,754	(1,629,979)	(7,011,778)	6,612,059	31,671,763	—
Sorrento Therapeutics, Inc.	32,103,984	64,529,008	85,220,535	79,004,894	(67,196,871)	—*	—	—*	—
SpringWorks Therapeutics, Inc.	3,275,904	80,652,756	156,035,523	188,183,959	(29,248,745)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	3,542,794	3,542,440	416,457,708	417,831,044	1,644	34	2,170,348	2,170,782	232,692
State Street Navigator Securities Lending Portfolio II	592,952,060	592,952,060	3,096,329,846	3,055,592,488	—	—	633,689,418	633,689,418	6,503,320
TG Therapeutics, Inc.	11,433,734	48,593,369	167,434,199	285,090,601	(3,478,702)	—*	—	—*	—
Travere Therapeutics, Inc.	2,445,977	59,266,023	159,220,848	127,714,757	1,235,785	(26,565,851)	4,260,550	65,442,048	—
Twist Bioscience Corp.	2,673,732	93,473,671	200,633,691	190,733,689	(50,615,099)	19,618,635	3,537,498	72,377,209	—
Vaxart, Inc.	10,049,025	35,171,588	33,305,547	40,166,027	(53,216,382)	—*	—	—*	—
Veracyte, Inc.	3,731,943	74,265,666	164,888,073	210,552,590	(16,621,860)	—*	—	—*	—
Verve Therapeutics, Inc	—	—	194,197,111	114,385,302	(17,554,422)	—*	—	—*	—
Viking Therapeutics, Inc.	—	—	106,268,064	90,289,546	21,175,403	—*	—	—*	—
Total		$2,775,437,272	$9,741,327,806	$10,041,819,765	$(772,836,859)	$(184,897,105)		$1,387,590,349	$7,319,879
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2023.
*	As of June 30, 2023, no longer an affiliate.
See accompanying notes to financial statements.
116

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 97.0%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp.	786,548	$ 169,225,802
L3Harris Technologies, Inc.	879,815	172,241,383
Lockheed Martin Corp.	402,409	185,261,055
		526,728,240
AIR FREIGHT & LOGISTICS — 1.3%
CH Robinson Worldwide, Inc.	1,928,627	181,965,958
Expeditors International of Washington, Inc.	836,788	101,360,130
		283,326,088
BANKS — 4.9%
Bank OZK (a)	3,586,236	144,023,238
Commerce Bancshares, Inc. (a)	2,594,542	126,354,195
Community Bank System, Inc. (a)	1,701,772	79,779,071
Cullen/Frost Bankers, Inc. (a)	2,438,258	262,185,883
Prosperity Bancshares, Inc.	3,977,220	224,633,385
UMB Financial Corp.	1,625,900	99,017,310
United Bankshares, Inc.	5,292,383	157,025,004
		1,093,018,086
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	1,529,376	102,131,729
Coca-Cola Co.	3,542,603	213,335,553
PepsiCo, Inc.	1,041,077	192,828,282
		508,295,564
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	1,749,575	235,720,240
BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	1,929,969	140,463,144
Carlisle Cos., Inc.	463,800	118,978,614
		259,441,758
CAPITAL MARKETS — 4.3%
FactSet Research Systems, Inc.	155,711	62,385,612
Franklin Resources, Inc. (a)	12,766,244	340,986,377
S&P Global, Inc.	227,140	91,058,155
SEI Investments Co.	1,956,323	116,635,977
T Rowe Price Group, Inc.	2,953,179	330,815,112
		941,881,233
CHEMICALS — 5.9%
Air Products & Chemicals, Inc.	641,571	192,169,762
Albemarle Corp.	318,669	71,091,867
Ecolab, Inc.	591,600	110,445,804
HB Fuller Co.	1,283,532	91,785,373
International Flavors & Fragrances, Inc.	2,796,347	222,561,258
Linde PLC	299,741	114,225,300
PPG Industries, Inc.	1,000,216	148,332,033
RPM International, Inc.	1,793,801	160,957,764
Sherwin-Williams Co.	352,514	93,599,517
Stepan Co.	1,002,620	95,810,367
		1,300,979,045
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc. (b)	3,541,033	$ 151,025,058
Brady Corp. Class A (b)	2,497,174	118,790,567
Cintas Corp.	165,386	82,210,073
MSA Safety, Inc.	805,220	140,076,071
		492,101,769
CONSTRUCTION & ENGINEERING — 0.7%
MDU Resources Group, Inc.	7,492,742	156,898,017
CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.0%
Casey's General Stores, Inc.	239,203	58,336,827
Sysco Corp.	2,569,200	190,634,640
Target Corp.	1,230,242	162,268,920
Walgreens Boots Alliance, Inc.	12,041,975	343,075,868
Walmart, Inc.	779,528	122,526,211
		876,842,466
CONTAINERS & PACKAGING — 2.8%
Amcor PLC	29,780,017	297,204,570
AptarGroup, Inc.	815,803	94,518,936
Sonoco Products Co.	3,977,715	234,764,739
		626,488,245
DISTRIBUTORS — 0.8%
Genuine Parts Co.	1,043,333	176,563,244
ELECTRIC UTILITIES — 3.2%
Eversource Energy	3,347,405	237,397,963
NextEra Energy, Inc.	2,349,410	174,326,222
Southern Co.	4,062,292	285,376,013
		697,100,198
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	2,133,021	192,803,768
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc. (a)	416,644	61,479,989
FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	2,147,150	162,238,654
Flowers Foods, Inc.	9,042,185	224,969,563
Hormel Foods Corp.	5,294,637	212,950,300
J M Smucker Co.	1,311,261	193,633,912
Lancaster Colony Corp.	620,332	124,742,562
McCormick & Co., Inc.	1,673,804	146,005,923
		1,064,540,914
GAS UTILITIES — 5.1%
Atmos Energy Corp.	1,746,570	203,195,954
National Fuel Gas Co.	4,574,093	234,925,416
New Jersey Resources Corp.	4,206,794	198,560,677
ONE Gas, Inc. (a) (b)	3,110,109	238,887,472
UGI Corp.	9,056,596	244,256,394
		1,119,825,913
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	1,380,160	150,465,043
Becton Dickinson & Co.	430,631	113,690,890

See accompanying notes to financial statements.
117

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Medtronic PLC	3,010,345	$ 265,211,395
		529,367,328
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	2,508,593	237,237,640
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Corp.	569,507	169,946,584
HOUSEHOLD DURABLES — 1.5%
Leggett & Platt, Inc. (a) (b)	10,949,805	324,333,224
HOUSEHOLD PRODUCTS — 4.4%
Church & Dwight Co., Inc.	1,029,444	103,181,172
Clorox Co.	1,380,671	219,581,916
Colgate-Palmolive Co.	2,544,716	196,044,921
Kimberly-Clark Corp.	1,900,154	262,335,261
Procter & Gamble Co.	1,204,219	182,728,191
		963,871,461
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	4,179,249	418,301,032
INSURANCE — 4.8%
Aflac, Inc.	3,018,752	210,708,889
Brown & Brown, Inc.	998,058	68,706,313
Chubb Ltd.	650,116	125,186,337
Cincinnati Financial Corp.	1,935,598	188,372,397
Old Republic International Corp.	11,885,017	299,145,878
RenaissanceRe Holdings Ltd.	276,661	51,602,810
RLI Corp.	407,583	55,622,852
W R Berkley Corp.	854,405	50,888,362
		1,050,233,838
IT SERVICES — 1.8%
International Business Machines Corp.	3,063,105	409,874,080
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris, Inc. (a)	1,646,907	199,160,464
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	45,853	17,537,397
MACHINERY — 6.8%
Caterpillar, Inc.	728,458	179,237,091
Donaldson Co., Inc.	1,685,492	105,360,105
Dover Corp.	688,594	101,670,904
Franklin Electric Co., Inc.	821,026	84,483,575
Graco, Inc.	1,388,059	119,858,895
Illinois Tool Works, Inc.	697,114	174,390,038
Lincoln Electric Holdings, Inc. (a)	723,552	143,719,134
Nordson Corp.	408,849	101,468,145
Pentair PLC	2,278,140	147,167,844
Stanley Black & Decker, Inc.	3,797,143	355,830,270
		1,513,186,001
MEDIA — 0.5%
John Wiley & Sons, Inc. Class A (b)	3,018,528	102,720,508
Security Description	Shares	Value
METALS & MINING — 0.8%
Nucor Corp.	658,368	$ 107,959,185
Royal Gold, Inc.	680,411	78,097,574
		186,056,759
MULTI-UTILITIES — 3.6%
Avista Corp. (b)	7,424,165	291,546,960
Black Hills Corp. (b)	4,632,663	279,164,272
Consolidated Edison, Inc.	2,615,731	236,462,082
		807,173,314
OIL, GAS & CONSUMABLE FUELS — 2.2%
Chevron Corp.	1,674,358	263,460,231
Exxon Mobil Corp.	2,188,723	234,740,542
		498,200,773
PERSONAL CARE PRODUCTS — 0.9%
Nu Skin Enterprises, Inc. Class A (a) (b)	5,881,950	195,280,740
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,371,141	226,951,258
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	798,225	175,441,873
RESIDENTIAL REITs — 1.7%
Essex Property Trust, Inc. REIT	1,590,967	372,763,568
RETAIL REITs — 4.8%
Federal Realty Investment Trust REIT	3,437,147	332,612,715
NNN REIT, Inc.	8,827,518	377,729,495
Realty Income Corp. REIT	5,930,757	354,599,961
		1,064,942,171
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Microchip Technology, Inc.	1,702,439	152,521,510
SOFTWARE — 0.2%
Roper Technologies, Inc.	106,335	51,125,868
SPECIALTY RETAIL — 0.8%
Lowe's Cos., Inc.	761,325	171,831,053
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
NIKE, Inc. Class B	675,763	74,583,962
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Fastenal Co.	3,622,315	213,680,362
W.W. Grainger, Inc.	114,007	89,904,780
		303,585,142
WATER UTILITIES — 2.6%
American States Water Co.	1,500,468	130,540,716
California Water Service Group	2,340,196	120,824,319
Essential Utilities, Inc.	4,604,684	183,772,938
SJW Group (a) (b)	1,935,914	135,726,931
		570,864,904
TOTAL COMMON STOCKS (Cost $21,254,472,738)		21,401,127,229

See accompanying notes to financial statements.
118

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	600,155,172	$ 600,275,203
State Street Navigator Securities Lending Portfolio II (e) (f)	381,931,207	381,931,207
TOTAL SHORT-TERM INVESTMENTS (Cost $982,204,858)		982,206,410
TOTAL INVESTMENTS — 101.5% (Cost $22,236,677,596)		22,383,333,639
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(325,881,163)
NET ASSETS — 100.0%		$22,057,452,476

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
119

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	379	09/15/2023	$82,284,218	$85,052,338	$2,768,120

During the period ended June 30, 2023, average notional value related to futures contracts was $56,344,934.
TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid Received	Unrealized Appreciation (Depreciation)	Value
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 2,992,554	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (85,994)	$ (85,994)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 3,610,042	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (465,022)	$ (465,022)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 3,583,542	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (438,522)	$ (438,522)
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 2,933,034	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (26,474)	$ (26,474)
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$ 6,145,316	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 509,196	$ 509,196
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$13,132,287	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 1,767,073	$ 1,767,073
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$16,185,255	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 2,489,145	$ 2,489,145
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 3,115,662	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (21,582)	$ (21,582)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 4,183,388	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (504,308)	$ (504,308)
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$ 9,504,164	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 1,766,017	$ 1,766,017
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 3,046,362	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 47,718	$ 47,718
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 4,056,908	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (377,828)	$ (377,828)
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 3,255,490	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 26,110	$ 26,110
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 4,211,595	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (206,145)	$ (206,145)
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 3,810,066	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (153,426)	$ (153,426)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 4,919,127	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (438,957)	$ (438,957)
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$80,804,578	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$10,026,218	$10,026,218
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$62,553,687	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (3,864,615)	$ (3,864,615)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$55,338,790	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (5,789,890)	$ (5,789,890)
Receive	Prosperity Bancshares, Inc.	SOFR + 0.65%	Quarterly	USD	$33,432,610	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (3,281,496)	$ (3,281,496)
Receive	UMB Financial Corp.	SOFR + 0.65%	Quarterly	USD	$94,989,342	4/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (4,056,872)	$ (4,056,872)
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$ 4,085,496	5/6/2024	Goldman Sachs Capital Markets L.P.	$—	$ 1,012,013	$ 1,012,013
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 7,431,909	5/6/2024	Goldman Sachs Capital Markets L.P.	$—	$ (71,749)	$ (71,749)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 7,172,154	5/6/2024	Goldman Sachs Capital Markets L.P.	$—	$ 7,986	$ 7,986
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 1,263,144	5/6/2024	Goldman Sachs Capital Markets L.P.	$—	$ (43,374)	$ (43,374)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 7,543,416	5/6/2024	Goldman Sachs Capital Markets L.P.	$—	$ (185,256)	$ (185,256)
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$20,775,181	5/3/2024	Goldman Sachs Capital Markets L.P.	$—	$ 4,244,499	$ 4,244,499
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 7,024,815	5/3/2024	Goldman Sachs Capital Markets L.P.	$—	$ (227,215)	$ (227,215)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 7,001,064	5/3/2024	Goldman Sachs Capital Markets L.P.	$—	$ (117,624)	$ (117,624)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 7,253,715	5/8/2024	Goldman Sachs Capital Markets L.P.	$—	$ 15,435	$ 15,435
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 4,828,284	5/9/2024	Goldman Sachs Capital Markets L.P.	$—	$ 63,142	$ 63,142
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$ 11,813,955	5/10/2024	Goldman Sachs Capital Markets L.P.	$—	$ 2,844,445	$ 2,844,445
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$ 11,189,142	5/20/2024	Goldman Sachs Capital Markets L.P.	$—	$ 1,658,042	$ 1,658,042
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 2,604,937	5/20/2024	Goldman Sachs Capital Markets L.P.	$—	$ (49,977)	$ (49,977)
See accompanying notes to financial statements.
120

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bank OZK	SOFR + 0.65%	Quarterly	USD	$ 1,075,684	5/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 133,132	$ 133,132
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 2,597,584	5/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ (145,760)	$ (145,760)
Receive	Community Bank System, Inc.	SOFR + 0.65%	Quarterly	USD	$ 2,643,880	5/23/2024	Goldman Sachs Capital Markets L.P.	$—	$ (149,864)	$ (149,864)
Receive	United Bankshares, Inc.	SOFR + 0.65%	Quarterly	USD	$ 4,579,050	6/21/2024	Goldman Sachs Capital Markets L.P.	$—	$ (128,550)	$ (128,550)
Receive	UMB Financial Corp.	SOFR + 0.65%	Quarterly	USD	$ 5,254,231	6/21/2024	Goldman Sachs Capital Markets L.P.	$—	$ 129,329	$ 129,329
Receive	UMB Financial Corp.	SOFR + 0.65%	Quarterly	USD	$ 5,191,076	6/22/2024	Goldman Sachs Capital Markets L.P.	$—	$ 308,194	$ 308,194
Receive	UMB Financial Corp.	SOFR + 0.65%	Quarterly	USD	$ 5,011,631	6/24/2024	Goldman Sachs Capital Markets L.P.	$—	$ 304,939	$ 304,939
Receive	UMB Financial Corp.	SOFR + 0.65%	Quarterly	USD	$ 4,247,064	6/26/2024	Goldman Sachs Capital Markets L.P.	$—	$ 137,736	$ 137,736
Total								$—	$ 6,659,869	$ 6,659,869

During the period ended June 30, 2023, average notional value related to OTC swaps contracts was $108,083,014.
See accompanying notes to financial statements.
121

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,401,127,229	$ —	$—	$21,401,127,229
Short-Term Investments	982,206,410	—	—	982,206,410
TOTAL INVESTMENTS	$22,383,333,639	$ —	$—	$22,383,333,639
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts - Unrealized Depreciation	$ —	$(20,830,500)	$—	$ (20,830,500)
Total Return Swap Contracts - Unrealized Appreciation	—	27,490,369	—	27,490,369
Futures Contracts - Unrealized Appreciation	2,768,120	—	—	2,768,120
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 2,768,120	$ 6,659,869	$—	$ 9,427,989

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
ABM Industries, Inc.	2,773,729	$ 120,435,313	$ 60,715,432	$ 26,447,125	$ 1,202,296	$ (4,880,858)	3,541,033	$ 151,025,058	$ 2,742,655
Avista Corp	—	—	312,127,689	15,083,628	690,796	(6,187,897)	7,424,165	291,546,960	6,769,096
Bank OZK	6,046,700	226,932,651	115,796,407	198,933,914	1,574,651	—*	—	—*	8,223,310
Black Hills Corp.	3,432,967	249,817,009	146,100,193	67,851,351	3,287,514	(52,189,093)	4,632,663	279,164,272	10,133,341
Brady Corp.	2,748,354	129,832,243	68,353,591	80,388,548	1,234,106	(240,825)	2,497,174	118,790,567	2,410,482
Embecta Corp.	89,691	2,270,976	149,483,397	131,283,725	(20,807,753)	—*	—	—*	689,304
John Wiley & Sons, Inc.	2,180,871	104,158,399	75,602,340	37,948,803	(935,760)	(38,155,668)	3,018,528	102,720,508	3,783,266
Leggett & Platt, Inc.	11,706,610	404,814,574	173,866,157	215,725,732	(3,871,064)	(34,750,711)	10,949,805	324,333,224	19,021,525
MDU Resources Group, Inc.	10,517,517	283,867,784	96,817,117	249,508,455	10,073,893	—*	—	—*	7,327,047
Middlesex Water Co.	1,027,000	90,047,360	31,568,635	117,678,358	(15,974,000)	—*	—	—*	632,900
National Retail Properties, Inc.	8,835,419	379,923,017	203,159,841	214,426,359	32,606,785	—*	—	—*	20,834,692
New Jersey Resources Corp.	5,553,470	247,296,019	109,193,220	172,954,282	13,901,090	—*	—	—*	7,751,505
Nu Skin Enterprises, Inc.	6,229,311	269,729,166	171,251,006	173,215,696	(35,560,200)	(36,923,536)	5,881,950	195,280,740	9,120,282
ONE Gas, Inc	—	—	289,718,677	32,019,126	(1,517,114)	(17,294,965)	3,110,109	238,887,472	4,251,302
SJWGroup	—	—	156,850,391	7,073,502	(27,744)	(14,022,214)	1,935,914	135,726,931	1,452,262
South Jersey Industries, Inc.	9,148,665	312,335,423	96,680,912	424,620,696	91,107,188	—*	—	—*	4,983,400
State Street Institutional Liquid Reserves Fund, Premier Class	17,176,483	17,174,765	1,540,951,811	957,853,555	349	1,833	600,155,172	600,275,203	6,802,423
State Street Navigator Securities Lending Portfolio II	290,219,370	290,219,370	3,934,820,071	3,843,108,234	—	—	381,931,207	381,931,207	1,897,991
Telephone & Data Systems, Inc.	10,411,355	164,395,296	90,906,065	235,771,851	(70,445,208)	—*	—	—*	4,335,787
United Bankshares, Inc.	8,362,251	293,264,143	112,975,156	219,805,990	8,530,672	—*	—	—*	9,870,071
Total		$3,586,513,508	$7,936,938,108	$7,421,698,930	$ 15,070,497	$(204,643,934)		$2,819,682,142	$133,032,641
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2023.
*	As of June 30, 2023, no longer an affiliate.
See accompanying notes to financial statements.
122

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 45.9%
A.O. Smith Corp.	558,407	$ 40,640,862
Advanced Drainage Systems, Inc.	309,135	35,173,380
Allegion PLC	415,762	49,899,755
Builders FirstSource, Inc. (a)	383,646	52,175,857
Carlisle Cos., Inc.	201,312	51,642,567
Carrier Global Corp.	1,033,899	51,395,119
Fortune Brands Innovations, Inc.	603,407	43,415,134
Johnson Controls International PLC	737,457	50,250,320
Lennox International, Inc.	154,377	50,337,708
Masco Corp.	867,970	49,804,119
Owens Corning	396,412	51,731,766
Trane Technologies PLC	265,768	50,830,788
Trex Co., Inc. (a)	507,331	33,260,620
		610,557,995
HOME FURNISHINGS — 3.2%
Tempur Sealy International, Inc.	1,066,722	42,743,550
HOME IMPROVEMENT RETAIL — 11.3%
Floor & Decor Holdings, Inc. Class A (a) (b)	487,871	50,719,069
Home Depot, Inc.	157,488	48,922,073
Lowe's Cos., Inc.	223,966	50,549,126
		150,190,268
HOMEBUILDING — 32.3%
Cavco Industries, Inc. (a)	37,049	10,929,455
Century Communities, Inc.	129,483	9,920,987
DR Horton, Inc.	410,813	49,991,834
Green Brick Partners, Inc. (a)	123,016	6,987,309
Installed Building Products, Inc.	122,823	17,214,872
Lennar Corp. Class A	410,119	51,392,012
LGI Homes, Inc. (a)	89,264	12,040,821
M/I Homes, Inc. (a)	152,016	13,254,275
MDC Holdings, Inc.	329,229	15,398,040
NVR, Inc. (a)	8,053	51,141,543
PulteGroup, Inc.	650,602	50,538,763
Skyline Champion Corp. (a)	266,288	17,428,550
Taylor Morrison Home Corp. (a)	512,915	25,014,864
Security Description	Shares	Value
Toll Brothers, Inc.	630,443	$ 49,849,128
TopBuild Corp. (a)	114,528	30,466,739
Tri Pointe Homes, Inc. (a)	518,980	17,053,683
		428,622,875
HOMEFURNISHING RETAIL — 3.5%
Williams-Sonoma, Inc. (b)	373,030	46,680,974
HOUSEHOLD APPLIANCES — 3.7%
Whirlpool Corp.	329,687	49,054,129
TOTAL COMMON STOCKS (Cost $1,340,453,216)		1,327,849,791
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (c) (d)	429,169	429,255
State Street Navigator Securities Lending Portfolio II (e) (f)	61,594,352	61,594,352
TOTAL SHORT-TERM INVESTMENTS (Cost $62,023,607)		62,023,607
TOTAL INVESTMENTS — 104.6% (Cost $1,402,476,823)		1,389,873,398
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(61,151,201)
NET ASSETS — 100.0%		$ 1,328,722,197

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
123

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,327,849,791	$—	$—	$1,327,849,791
Short-Term Investments	62,023,607	—	—	62,023,607
TOTAL INVESTMENTS	$1,389,873,398	$—	$—	$1,389,873,398

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	460,332	$ 460,287	$ 23,196,749	$ 23,227,818	$30	$ 7	429,169	$ 429,255	$ 27,599
State Street Navigator Securities Lending Portfolio II	24,781,739	24,781,739	607,277,834	570,465,221	—	—	61,594,352	61,594,352	75,931
Total		$25,242,026	$630,474,583	$593,693,039	$30	$ 7		$62,023,607	$103,530
See accompanying notes to financial statements.
124

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL, GAS & CONSUMABLE FUELS — 99.8%
Antero Resources Corp. (a) (b)	3,462,145	$ 79,733,199
APA Corp.	2,208,246	75,455,766
Berry Corp.	994,529	6,842,357
California Resources Corp. (b)	919,151	41,628,349
Callon Petroleum Co. (a) (b)	2,205,001	77,329,385
Chevron Corp.	464,393	73,072,239
Chord Energy Corp.	487,389	74,960,428
Civitas Resources, Inc.	842,419	58,438,606
Clean Energy Fuels Corp. (a) (b)	2,937,391	14,569,459
CNX Resources Corp. (a) (b)	4,220,287	74,783,486
Comstock Resources, Inc. (b)	6,342,311	73,570,808
ConocoPhillips	710,220	73,585,894
Coterra Energy, Inc.	3,002,802	75,970,891
Crescent Energy Co. Class A (b)	654,694	6,821,911
CVR Energy, Inc. (b)	1,567,137	46,951,425
Delek U.S. Holdings, Inc.	2,425,136	58,082,007
Denbury, Inc. (a)	806,234	69,545,745
Devon Energy Corp.	1,479,398	71,514,099
Diamondback Energy, Inc.	557,743	73,265,120
Earthstone Energy, Inc. Class A (a) (b)	1,814,984	25,936,121
EOG Resources, Inc.	634,676	72,632,321
EQT Corp.	1,913,878	78,717,802
Exxon Mobil Corp.	686,985	73,679,141
Gevo, Inc. (a) (b)	7,636,889	11,608,071
Green Plains, Inc. (a) (b)	1,250,755	40,324,341
Gulfport Energy Corp. (a)	162,386	17,061,897
Hess Corp.	540,915	73,537,394
HF Sinclair Corp.	1,610,208	71,831,379
Kosmos Energy Ltd. (a) (b)	7,754,786	46,451,168
Magnolia Oil & Gas Corp. Class A (b)	2,684,354	56,102,999
Marathon Oil Corp.	3,132,841	72,118,000
Marathon Petroleum Corp.	652,857	76,123,126
Matador Resources Co.	1,452,298	75,984,231
Murphy Oil Corp.	1,920,877	73,569,589
Northern Oil & Gas, Inc. (b)	1,971,491	67,661,571
Occidental Petroleum Corp.	1,243,761	73,133,147
Ovintiv, Inc. (b)	1,955,874	74,460,123
Par Pacific Holdings, Inc. (a)	1,397,777	37,194,846
PBF Energy, Inc. Class A	1,769,741	72,453,197
PDC Energy, Inc.	1,024,926	72,913,236
Permian Resources Corp. (b)	7,114,619	77,976,224
Phillips 66	747,038	71,252,484
Pioneer Natural Resources Co.	360,266	74,639,910
Range Resources Corp.	2,590,492	76,160,465
REX American Resources Corp. (a)	100,580	3,501,190
Security Description	Shares	Value
SilverBow Resources, Inc. (a) (b)	325,568	$ 9,480,540
Sitio Royalties Corp. Class A	941,748	24,739,720
SM Energy Co.	2,540,561	80,357,944
Southwestern Energy Co. (a)	14,026,313	84,298,141
Talos Energy, Inc. (a) (b)	2,884,186	40,003,660
Tellurian, Inc. (a) (b)	14,834,689	20,916,911
Texas Pacific Land Corp. (b)	52,934	69,687,611
VAALCO Energy, Inc. (b)	2,333,677	8,774,626
Valero Energy Corp.	650,609	76,316,436
Vertex Energy, Inc. (a) (b) (c)	4,581,258	28,632,863
Vital Energy, Inc. (a) (b) (c)	1,002,506	45,263,146
Vitesse Energy, Inc.	439,342	9,841,261
W&T Offshore, Inc. (a) (b)	4,262,095	16,494,308
World Kinect Corp.	608,439	12,582,519
TOTAL COMMON STOCKS (Cost $3,776,687,819)		3,220,534,833
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	2,555,672	2,556,183
State Street Navigator Securities Lending Portfolio II (f) (g)	272,551,728	272,551,728
TOTAL SHORT-TERM INVESTMENTS (Cost $275,107,911)		275,107,911
TOTAL INVESTMENTS — 108.4% (Cost $4,051,795,730)		3,495,642,744
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(269,490,053)
NET ASSETS — 100.0%		$ 3,226,152,691
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
125

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector (long)	68	09/15/2023	$5,748,219	$5,828,280	$80,061

During the period ended June 30, 2023, average notional value related to futures contracts was $8,916,637.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,220,534,833	$—	$—	$3,220,534,833
Short-Term Investments	275,107,911	—	—	275,107,911
TOTAL INVESTMENTS	$3,495,642,744	$—	$—	$3,495,642,744
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 80,061	$—	$—	$ 80,061
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 80,061	$—	$—	$ 80,061

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
Alto Ingredients, Inc.	7,361,269	$ 27,310,308	$ 13,163,272	$ 41,661,397	$ (9,214,275)	$ —*	—	$ —*	$ —
Delek US Holdings, Inc.	2,563,682	66,245,543	202,708,815	203,988,024	554,560	—*	—	—*	2,960,517
Gevo, Inc.	31,066,700	73,006,745	105,137,929	151,743,671	(95,414,756)	—*	—	—*	—
SilverBow Resources, Inc.	—	—	73,142,593	56,432,112	(6,199,211)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	25,938,603	25,936,009	281,450,315	304,834,205	3,710	354	2,555,672	2,556,183	220,988
State Street Navigator Securities Lending Portfolio II	125,547,549	125,547,549	1,970,561,799	1,823,557,620	—	—	272,551,728	272,551,728	1,915,506
Tellurian, Inc.	27,118,724	80,813,798	165,057,211	187,484,597	(42,445,283)	—*	—	—*	—
VAALCO Energy, Inc.	3,067,264	21,286,812	48,905,592	52,920,694	(9,360,256)	—*	—	—*	372,198
Vertex Energy, Inc.	6,194,946	65,170,832	158,835,121	172,215,130	(23,432,626)	274,666	4,581,258	28,632,863	—
Vital Energy, Inc.	993,199	68,471,139	220,002,334	209,143,334	(19,657,782)	(14,409,211)	1,002,506	45,263,146	—
W&T Offshore, Inc.	7,783,968	33,626,742	113,413,816	125,499,410	(2,495,409)	—*	—	—*	—
Total		$587,415,477	$3,352,378,797	$3,329,480,194	$(207,661,328)	$(14,134,191)		$349,003,920	$5,469,209
*	As of June 30, 2023, no longer an affiliate.
See accompanying notes to financial statements.
126

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.7%
1st Source Corp.	94,901	$ 3,979,199
Amerant Bancorp, Inc. (a)	103,667	1,782,037
Ameris Bancorp	640,117	21,898,403
Associated Banc-Corp. (a)	2,848,867	46,237,111
Atlantic Union Bankshares Corp. (a)	947,775	24,594,761
Axos Financial, Inc. (b)	677,317	26,713,382
Banc of California, Inc.	855,547	9,907,234
BancFirst Corp.	127,747	11,752,724
Bancorp, Inc. (b)	441,550	14,416,608
Bank of Hawaii Corp. (a)	1,194,790	49,261,192
Bank OZK	1,548,205	62,175,913
BankUnited, Inc. (a)	1,755,682	37,834,947
Banner Corp.	313,783	13,702,904
Berkshire Hills Bancorp, Inc.	466,014	9,660,470
BOK Financial Corp.	293,106	23,677,103
Brookline Bancorp, Inc.	1,023,777	8,947,811
Byline Bancorp, Inc.	180,791	3,270,509
Cadence Bank	2,035,116	39,969,678
Camden National Corp.	71,192	2,204,816
Capitol Federal Financial, Inc.	1,492,042	9,205,899
Cathay General Bancorp	464,022	14,936,868
Central Pacific Financial Corp.	283,819	4,458,796
Citizens Financial Group, Inc.	2,169,323	56,575,944
City Holding Co. (a)	121,867	10,966,811
Coastal Financial Corp. (a) (b)	72,869	2,743,518
Columbia Banking System, Inc.	2,681,124	54,373,195
Columbia Financial, Inc. (a) (b)	273,797	4,733,950
Commerce Bancshares, Inc.	905,408	44,093,384
Community Bank System, Inc. (a)	472,088	22,131,485
Community Trust Bancorp, Inc.	81,668	2,904,931
ConnectOne Bancorp, Inc.	345,290	5,728,361
CrossFirst Bankshares, Inc. (a) (b)	165,511	1,655,110
Cullen/Frost Bankers, Inc. (a)	561,023	60,326,803
Customers Bancorp, Inc. (b)	639,398	19,348,183
CVB Financial Corp. (a)	2,259,095	30,000,782
Dime Community Bancshares, Inc.	340,733	6,007,123
Eagle Bancorp, Inc.	610,751	12,923,491
East West Bancorp, Inc.	1,165,040	61,502,462
Eastern Bankshares, Inc.	1,480,195	18,161,993
Enterprise Financial Services Corp.	262,077	10,247,211
FB Financial Corp.	244,698	6,863,779
First BanCorp (c)	1,724,972	21,079,158
First BanCorp (a) (c)	336,880	10,022,180
First Bancshares, Inc. (a)	167,099	4,317,838
First Busey Corp.	236,400	4,751,640
First Commonwealth Financial Corp. (a)	975,071	12,334,648
First Financial Bancorp	452,848	9,256,213
Security Description	Shares	Value
First Financial Bankshares, Inc. (a)	983,720	$ 28,026,183
First Financial Corp.	82,569	2,681,015
First Hawaiian, Inc. (a)	1,514,298	27,272,507
First Horizon Corp.	5,250,051	59,168,075
First Interstate BancSystem, Inc. Class A	1,222,099	29,134,840
First Merchants Corp.	348,246	9,830,985
Flushing Financial Corp. (a)	266,138	3,270,836
FNB Corp.	3,658,389	41,851,970
Fulton Financial Corp. (a)	1,898,419	22,629,154
Glacier Bancorp, Inc. (a)	1,035,770	32,284,951
Great Southern Bancorp, Inc.	41,881	2,124,623
Hancock Whitney Corp.	851,778	32,691,240
Hanmi Financial Corp.	292,860	4,372,400
HarborOne Bancorp, Inc.	369,653	3,208,588
Heartland Financial USA, Inc.	324,666	9,048,441
Heritage Commerce Corp.	491,959	4,073,421
Heritage Financial Corp.	413,677	6,689,157
Hilltop Holdings, Inc. (a)	466,982	14,691,254
Home BancShares, Inc. (a)	1,604,323	36,578,564
Hope Bancorp, Inc.	1,748,637	14,723,524
Horizon Bancorp, Inc.	481,368	5,011,041
Huntington Bancshares, Inc.	5,614,401	60,523,243
Independent Bank Corp. (c)	419,985	18,693,532
Independent Bank Corp. (c)	126,062	2,138,012
Independent Bank Group, Inc. (a)	430,224	14,855,635
International Bancshares Corp.	295,055	13,041,431
Kearny Financial Corp. (a)	422,000	2,975,100
Lakeland Bancorp, Inc.	380,093	5,089,445
Lakeland Financial Corp. (a)	215,184	10,440,728
Live Oak Bancshares, Inc. (a)	439,731	11,569,323
M&T Bank Corp.	484,419	59,951,695
Mercantile Bank Corp.	57,121	1,577,682
Metropolitan Bank Holding Corp. (a) (b)	460,049	15,977,502
Midland States Bancorp, Inc.	119,526	2,379,763
National Bank Holdings Corp. Class A	341,470	9,916,289
NBT Bancorp, Inc. (a)	254,653	8,110,698
New York Community Bancorp, Inc.	5,614,401	63,105,867
Nicolet Bankshares, Inc. (a)	53,534	3,635,494
Northwest Bancshares, Inc. (a)	1,146,677	12,154,776
OceanFirst Financial Corp.	465,012	7,263,487
OFG Bancorp	369,481	9,636,064
Old National Bancorp	3,382,923	47,157,947
Old Second Bancorp, Inc.	261,729	3,418,181
Origin Bancorp, Inc. (a)	150,390	4,406,427
Pacific Premier Bancorp, Inc.	979,207	20,250,001
PacWest Bancorp (a) (d)	7,207,282	58,739,348
Park National Corp. (a)	65,937	6,746,674
Pathward Financial, Inc.	305,208	14,149,443
Peapack-Gladstone Financial Corp. (a)	113,519	3,074,095
Peoples Bancorp, Inc.	179,302	4,760,468

See accompanying notes to financial statements.
127

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	1,044,507	$ 59,171,322
Popular, Inc.	930,897	56,337,886
Preferred Bank	129,682	7,131,213
Premier Financial Corp.	235,481	3,772,406
Prosperity Bancshares, Inc.	1,009,640	57,024,467
Provident Financial Services, Inc.	751,704	12,282,843
QCR Holdings, Inc.	79,253	3,251,751
Regions Financial Corp.	3,328,530	59,314,405
Renasant Corp.	322,890	8,437,116
S&T Bancorp, Inc.	237,891	6,468,256
Sandy Spring Bancorp, Inc.	448,565	10,173,454
Seacoast Banking Corp. of Florida	1,182,900	26,142,090
ServisFirst Bancshares, Inc. (a)	422,028	17,269,386
Simmons First National Corp. Class A (a)	864,185	14,907,191
Southside Bancshares, Inc. (a)	220,574	5,770,216
SouthState Corp. (a)	871,174	57,323,249
Stellar Bancorp, Inc.	227,596	5,209,672
Stock Yards Bancorp, Inc.	161,781	7,340,004
Synovus Financial Corp.	1,986,990	60,106,447
Texas Capital Bancshares, Inc. (b)	741,267	38,175,251
Tompkins Financial Corp. (a)	63,676	3,546,753
Towne Bank (a)	317,013	7,367,382
TriCo Bancshares	134,551	4,467,093
Triumph Financial, Inc. (a) (b)	261,268	15,864,193
Truist Financial Corp.	1,884,111	57,182,769
TrustCo Bank Corp. NY	138,638	3,966,433
Trustmark Corp.	450,386	9,512,152
UMB Financial Corp.	555,769	33,846,332
United Bankshares, Inc. (a)	1,035,396	30,720,199
United Community Banks, Inc. (a)	993,111	24,817,844
Univest Financial Corp.	166,548	3,011,188
Valley National Bancorp (a)	7,345,065	56,924,254
Veritex Holdings, Inc.	668,967	11,994,578
Washington Federal, Inc.	1,038,310	27,535,981
Washington Trust Bancorp, Inc.	212,893	5,707,661
Webster Financial Corp.	1,586,551	59,892,300
WesBanco, Inc.	338,073	8,658,050
Westamerica BanCorp	327,121	12,528,734
Security Description	Shares	Value
Western Alliance Bancorp	1,575,955	$ 57,475,079
Wintrust Financial Corp.	776,075	56,358,566
WSFS Financial Corp.	410,718	15,492,283
Zions Bancorp NA	1,991,509	53,491,932
TOTAL COMMON STOCKS (Cost $3,632,714,153)		2,894,710,058
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (e) (f)	625,696	625,821
State Street Navigator Securities Lending Portfolio II (g) (h)	88,167,898	88,167,898
TOTAL SHORT-TERM INVESTMENTS (Cost $88,793,719)		88,793,719
TOTAL INVESTMENTS — 102.7% (Cost $3,721,507,872)		2,983,503,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(78,846,306)
NET ASSETS — 100.0%		$ 2,904,657,471
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,894,710,058	$—	$—	$2,894,710,058
Short-Term Investments	88,793,719	—	—	88,793,719
TOTAL INVESTMENTS	$2,983,503,777	$—	$—	$2,983,503,777
See accompanying notes to financial statements.
128

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
PacWest Bancorp	1,575,067	$41,991,286	$ 188,278,909	$ 135,156,770	$ 2,285,649	$(38,659,726)	7,207,282	$ 58,739,348	$1,270,081
Silvergate Capital Corp.	614,382	32,887,868	101,038,698	68,760,592	(111,463,325)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,952,258	2,951,963	170,913,022	173,240,413	1,142	107	625,696	625,821	179,025
State Street Navigator Securities Lending Portfolio II	17,216,799	17,216,799	729,534,354	658,583,255	—	—	88,167,898	88,167,898	1,003,011
Total		$95,047,916	$1,189,764,983	$1,035,741,030	$(109,176,534)	$(38,659,619)		$147,533,067	$ 2,452,117
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2023.
*	As of June 30, 2023, no longer an affiliate.
See accompanying notes to financial statements.
129

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,327,964,941	$6,698,431,239	$18,685,318,904
Investments in affiliated issuers, at value	26,983,645	359,371,967	80,890,450
Total Investments	1,354,948,586	7,057,803,206	18,766,209,354
Foreign currency, at value	—	—	—
Net cash at broker	757,096	—	2,214,221
Cash	921,115	750,637	1,843,190
Receivable from broker — accumulated variation margin on futures contracts	222,062	—	2,417,179
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	5,227,422	7,524,128	11,896,365
Dividends receivable — affiliated issuers	57,763	41,198	503,562
Securities lending income receivable — unaffiliated issuers	125	23,851	1,452
Securities lending income receivable — affiliated issuers	3,434	127,384	3,502
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	84,179	—	22,356
Other receivable	427	—	113
TOTAL ASSETS	1,362,222,209	7,066,270,404	18,785,111,294
LIABILITIES
Payable upon return of securities loaned	19,734,758	353,598,518	7,796,325
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	2,960	49,944
Advisory fee payable	277,123	264,423	446,836
Trustees’ fees and expenses payable	663	2,149	6,002
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	20,012,544	353,868,050	8,299,107
NET ASSETS	$1,342,209,665	$6,712,402,354	$18,776,812,187
NET ASSETS CONSIST OF:
Paid-in Capital	$1,953,032,657	$6,535,556,416	$17,516,225,579
Total distributable earnings (loss)	(610,822,992)	176,845,938	1,260,586,608
NET ASSETS	$1,342,209,665	$6,712,402,354	$18,776,812,187
NET ASSET VALUE PER SHARE
Net asset value per share	$ 90.50	$ 45.90	$ 52.14
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,831,617	146,250,000	360,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,705,705,635	$6,171,561,700	$ 17,188,511,822
Investments in affiliated issuers	26,983,501	359,371,942	82,394,119
Total cost of investments	$1,732,689,136	$6,530,933,642	$17,270,905,941
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 21,990,940	$ 480,139,688	$ 10,708,949
See accompanying notes to financial statements.
130

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF

$17,713,440,578	$ 6,460,202,864	$16,005,822,828	$7,638,266,498	$6,521,380,973
8,292,708	82,082,549	75,050,998	663,592,831	42,422,646
17,721,733,286	6,542,285,413	16,080,873,826	8,301,859,329	6,563,803,619
—	—	—	16,190	—
—	1,367,390	—	395,287	386,031
2,472,509	1,260	611,364	113,107	13,744
—	1,367,554	—	6,510	401,988
—	43,954,356	—	—	—
—	—	44,927	2,322	11,727
9,282,194	22,300,127	12,418,011	8,308,469	4,418,375
74,406	122,904	120,745	20,313	90,125
166	—	2,238	12,879	2,037
894	3,596	17,302	162,294	9,133
—	—	—	52,868	—
—	351,976	48,732	—	7,558
—	1,785	247	—	38
17,733,563,455	6,611,756,361	16,094,137,392	8,310,949,568	6,569,144,375

—	57,337,305	38,455,337	658,928,677	28,869,269
—	42,860,488	—	—	—
3,490	37,736	—	—	—
566,510	370,681	506,028	353,964	156,001
5,346	3,269	5,735	1,824	2,323
—	—	—	95,816	—
575,346	100,609,479	38,967,100	659,380,281	29,027,593
$17,732,988,109	$ 6,511,146,882	$16,055,170,292	$7,651,569,287	$ 6,540,116,782

$18,190,310,978	$ 8,598,401,994	$16,559,770,606	$8,239,790,531	$5,410,447,317
(457,322,869)	(2,087,255,112)	(504,600,314)	(588,221,244)	1,129,669,465
$17,732,988,109	$ 6,511,146,882	$16,055,170,292	$7,651,569,287	$ 6,540,116,782

$ 61.02	$ 37.11	$ 43.21	$ 38.86	$ 54.48
290,600,108	175,450,000	371,602,864	196,910,217	120,050,216

$ 15,658,871,611	$ 7,464,951,037	$15,408,351,270	$7,443,458,945	$5,283,853,173
8,292,426	82,081,912	76,973,307	663,592,831	42,919,152
$15,667,164,037	$ 7,547,032,949	$15,485,324,577	$8,107,051,776	$5,326,772,325
$ —	$ —	$ —	$ 16,508	$ —
$ —	$ 56,268,000	$ 64,159,082	$ 728,900,287	$ 51,028,892
131

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2023

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,477,457,251	$ 1,349,434,998	$ 5,693,270,942
Investments in affiliated issuers, at value	137,260,928	61,634,435	1,387,590,349
Total Investments	1,614,718,179	1,411,069,433	7,080,861,291
Net cash at broker	—	—	—
Cash	1,753	260,753	1,141
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for accumulated variation margin on swap contracts	—	—	—
Receivable for fund shares sold	—	—	14,647
Dividends receivable — unaffiliated issuers	212,508	3,731,589	7
Dividends receivable — affiliated issuers	9,235	6,353	31,704
Securities lending income receivable — unaffiliated issuers	8,384	2,963	55,487
Securities lending income receivable — affiliated issuers	56,704	50,718	527,058
TOTAL ASSETS	1,615,006,763	1,415,121,809	7,081,491,335
LIABILITIES
Payable upon return of securities loaned	76,645,226	61,218,060	633,689,418
Payable for investments purchased	—	2,035,882	—
Payable for fund shares repurchased	—	1,075	—
Advisory fee payable	430,355	389,394	1,922,281
Trustees’ fees and expenses payable	533	922	3,262
TOTAL LIABILITIES	77,076,114	63,645,333	635,614,961
NET ASSETS	$1,537,930,649	$ 1,351,476,476	$ 6,445,876,374
NET ASSETS CONSIST OF:
Paid-in Capital	$1,832,493,284	$ 3,082,548,761	$ 16,627,388,249
Total distributable earnings (loss)	(294,562,635)	(1,731,072,285)	(10,181,511,875)
NET ASSETS	$1,537,930,649	$ 1,351,476,476	$ 6,445,876,374
NET ASSET VALUE PER SHARE
Net asset value per share	$ 121.58	$ 35.99	$ 83.25
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,650,000	37,552,118	77,425,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,318,939,320	$ 1,780,576,507	$ 6,517,869,278
Investments in affiliated issuers	199,279,977	61,634,435	2,000,903,300
Total cost of investments	$1,518,219,297	$ 1,842,210,942	$ 8,518,772,578
* Includes investments in securities on loan, at value	$ 134,826,184	$ 63,967,545	$ 807,734,881
See accompanying notes to financial statements.
132

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$19,563,651,497	$1,327,849,791	$ 3,146,638,824	$ 2,835,970,710
2,819,682,142	62,023,607	349,003,920	147,533,067
22,383,333,639	1,389,873,398	3,495,642,744	2,983,503,777
2,470,633	—	486,821	—
9,282,639	1,111	1,796,265	1,040,937
2,769,041	—	80,268	—
2,266,773	—	—	—
—	—	—	—
51,139,764	782,656	1,482,644	9,032,428
2,649,860	2,676	30,038	22,446
13,376	311	17,245	11,984
81,424	11,072	84,969	128,736
22,454,007,149	1,390,671,224	3,499,620,994	2,993,740,308

381,931,207	61,594,352	272,551,728	88,167,898
8,280,786	—	—	—
15,222	5,347	445	7,576
6,317,850	348,947	914,052	905,984
9,608	381	2,078	1,379
396,554,673	61,949,027	273,468,303	89,082,837
$22,057,452,476	$1,328,722,197	$ 3,226,152,691	$ 2,904,657,471

$24,396,023,952	$2,246,788,977	$ 8,834,155,470	$ 6,036,954,348
(2,338,571,476)	(918,066,780)	(5,608,002,779)	(3,132,296,877)
$22,057,452,476	$1,328,722,197	$ 3,226,152,691	$ 2,904,657,471

$ 122.61	$ 80.29	$ 128.79	$ 40.82
179,903,658	16,550,016	25,050,000	71,152,585

$19,149,991,129	$1,340,453,216	$ 3,669,330,503	$ 3,509,410,665
3,086,686,467	62,023,607	382,465,227	212,097,207
$22,236,677,596	$1,402,476,823	$ 4,051,795,730	$ 3,721,507,872
$ 410,083,522	$ 61,566,436	$ 400,493,634	$ 150,399,089
133

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 49,613,216	$ 93,222,784	$ 258,223,942
Dividend income — affiliated issuers	525,653	226,367	2,297,876
Unaffiliated securities lending income	5,862	354,942	80,721
Affiliated securities lending income	51,010	1,989,368	194,614
Foreign taxes withheld	—	—	(67,244)
TOTAL INVESTMENT INCOME (LOSS)	50,195,741	95,793,461	260,729,909
EXPENSES
Advisory fee	3,853,876	2,797,118	4,588,400
Trustees’ fees and expenses	19,786	63,364	173,186
Proxy voting expenses	73,370	212,884	598,367
Miscellaneous expenses	763	5,236	9,754
TOTAL EXPENSES	3,947,795	3,078,602	5,369,707
NET INVESTMENT INCOME (LOSS)	$ 46,247,946	$ 92,714,859	$ 255,360,202
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,427,204)	(170,218,533)	(107,930,898)
Investments — affiliated issuers	8,921	3,336	(220,672)
In-kind redemptions — unaffiliated issuers	(26,178,885)	164,915,634	754,918,277
In-kind redemptions — affiliated issuers	—	—	326,975
Futures contracts	(1,768,906)	—	4,668,011
Net realized gain (loss)	(29,366,074)	(5,299,563)	651,761,693
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(43,091,279)	770,941,332	1,920,799,968
Investments — affiliated issuers	144	25	1,604,236
Foreign currency translations	—	—	—
Futures contracts	(31,989)	—	2,219,226
Net change in unrealized appreciation/depreciation	(43,123,124)	770,941,357	1,924,623,430
NET REALIZED AND UNREALIZED GAIN (LOSS)	(72,489,198)	765,641,794	2,576,385,123
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(26,241,252)	$ 858,356,653	$2,831,745,325
See accompanying notes to financial statements.
134

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF

179,940,002	315,056,392	$ 308,962,576	$ 85,872,122	$ 96,451,550
512,085	2,747,953	1,606,675	188,639	902,993
36,869	8,120	137,770	135,349	50,304
3,092	395,300	159,584	1,175,774	189,191
(76,435)	—	(50,587)	(76,681)	(25,888)
180,415,613	318,207,765	310,816,018	87,295,203	97,568,150

5,833,237	5,173,933	5,741,236	2,415,855	1,719,810
162,017	92,172	166,672	53,464	66,810
587,481	334,765	542,273	178,471	235,804
6,797	3,666	9,484	2,218	5,353
6,589,532	5,604,536	6,459,665	2,650,008	2,027,777
$ 173,826,081	$ 312,603,229	$ 304,356,353	$ 84,645,195	$ 95,540,373

(1,929,308,231)	(401,947,013)	(498,429,421)	(351,725,220)	(25,381,093)
6,222	29,426,775	(1,335,403)	(208)	4,572
973,677,562	708,328,831	1,148,658,301	181,569,158	198,257,010
—	—	443,919	—	56,573
—	4,104,641	—	2,128	614,683
(955,624,447)	339,913,234	649,337,396	(170,154,142)	173,551,745

3,323,567,111	(751,410,555)	1,499,558,133	530,629,741	758,527,553
364	676	3,604,710	86	556,549
—	—	—	724	—
—	1,086,194	—	320,182	256,885
3,323,567,475	(750,323,685)	1,503,162,843	530,950,733	759,340,987
2,367,943,028	(410,410,451)	2,152,500,239	360,796,591	932,892,732
$ 2,541,769,109	$ (97,807,222)	$2,456,856,592	$ 445,441,786	$1,028,433,105
135

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2023

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 11,000,609	$ 54,325,000	$ 10,041,207
Dividend income — affiliated issuers	59,861	63,017	816,559
Unaffiliated securities lending income	95,111	8,224	962,105
Affiliated securities lending income	528,047	755,490	6,503,320
Foreign taxes withheld	—	(145,641)	—
TOTAL INVESTMENT INCOME (LOSS)	11,683,628	55,006,090	18,323,191
EXPENSES
Advisory fee	4,785,857	6,195,952	25,809,180
Trustees’ fees and expenses	16,094	24,312	88,135
Proxy voting expenses	53,861	89,748	326,180
Miscellaneous expenses	649	904	3,635
TOTAL EXPENSES	4,856,461	6,310,916	26,227,130
NET INVESTMENT INCOME (LOSS)	$ 6,827,167	$ 48,695,174	$ (7,903,939)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(66,497,430)	(362,155,858)	(686,790,301)
Investments — affiliated issuers	(74,509,667)	766	(1,375,867,334)
In-kind redemptions — unaffiliated issuers	27,793,117	(5,092,289)	1,106,784,793
In-kind redemptions — affiliated issuers	(637,805)	—	603,030,475
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	(113,851,785)	(367,247,381)	(352,842,367)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	369,056,839	135,458,759	603,007,394
Investments — affiliated issuers	(2,035,582)	—	491,217,538
Futures contracts	—	—	—
Swap contracts	—	—	—
Net change in unrealized appreciation/depreciation	367,021,257	135,458,759	1,094,224,932
NET REALIZED AND UNREALIZED GAIN (LOSS)	253,169,472	(231,788,622)	741,382,565
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 259,996,639	$(183,093,448)	$ 733,478,626
See accompanying notes to financial statements.
136

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

559,407,274	$ 13,750,607	$ 125,834,001	$ 93,401,969
131,134,650	27,599	3,553,703	1,449,106
65,533	13,322	320,036	45,930
1,897,991	75,931	1,915,506	1,003,011
—	—	—	(363,220)
692,505,448	13,867,459	131,623,246	95,536,796

79,092,441	3,382,073	14,349,839	10,468,023
267,624	11,465	54,695	38,051
925,400	41,798	186,287	136,271
10,961	454	2,070	1,443
80,296,426	3,435,790	14,592,891	10,643,788
$ 612,209,022	$ 10,431,669	$ 117,030,355	$ 84,893,008

(647,712,264)	(96,855,536)	(149,698,728)	(918,932,988)
(8,769,495)	30	(214,800,303)	(109,176,534)
1,695,262,152	36,934,316	588,469,241	67,867,662
23,839,992	—	7,138,975	—
10,959,746	—	(2,786,826)	—
(4,978,388)	—	—	—
1,068,601,743	(59,921,190)	228,322,359	(960,241,860)

(46,880,680)	420,349,048	(31,092,400)	130,026,564
(298,798,885)	7	97,884,493	(64,564,033)
2,503,485	—	1,083,572	—
6,659,869	—	—	—
(336,516,211)	420,349,055	67,875,665	65,462,531
732,085,532	360,427,865	296,198,024	(894,779,329)
$1,344,294,554	$370,859,534	$ 413,228,379	$(809,886,321)
137

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2023

	SPDR Dow Jones REIT ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,247,946	$ 38,488,292	$ 92,714,859	$ 68,956,923
Net realized gain (loss)	(29,366,074)	239,994,756	(5,299,563)	392,966,382
Net change in unrealized appreciation/depreciation	(43,123,124)	(413,909,093)	770,941,357	(1,302,798,089)
Net increase (decrease) in net assets resulting from operations	(26,241,252)	(135,426,045)	858,356,653	(840,874,784)
Net equalization credits and charges	8,995,562	1,077,428	1,467,193	979,551
Distributions to shareholders	(59,848,485)	(57,959,259)	(94,878,855)	(71,743,228)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,062,740,742	1,862,451,562	2,030,980,037	2,028,134,155
Cost of shares redeemed	(1,355,504,487)	(1,786,577,250)	(639,918,879)	(1,276,250,737)
Net income equalization	(8,995,562)	(1,077,428)	(1,467,193)	(979,551)
Net increase (decrease) in net assets from beneficial interest transactions	(301,759,307)	74,796,884	1,389,593,965	750,903,867
Net increase (decrease) in net assets during the period	(378,853,482)	(117,510,992)	2,154,538,956	(160,734,594)
Net assets at beginning of period	1,721,063,147	1,838,574,139	4,557,863,398	4,718,597,992
NET ASSETS AT END OF PERIOD	$ 1,342,209,665	$ 1,721,063,147	$6,712,402,354	$ 4,557,863,398
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,625,000	17,100,000	46,850,000	42,900,000
Shares redeemed	(14,900,000)	(16,525,000)	(15,400,000)	(28,050,000)
Net increase (decrease) from share transactions	(3,275,000)	575,000	31,450,000	14,850,000
See accompanying notes to financial statements.
138

SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 500 Growth ETF		SPDR Portfolio S&P 500 High Dividend ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 255,360,202	$ 186,358,317	$ 173,826,081	$ 101,656,014	$ 312,603,229	$ 222,131,392
651,761,693	848,129,916	(955,624,447)	1,755,441,293	339,913,234	551,935,888
1,924,623,430	(2,708,775,122)	3,323,567,475	(4,310,633,081)	(750,323,685)	(790,467,681)
2,831,745,325	(1,674,286,889)	2,541,769,109	(2,453,535,774)	(97,807,222)	(16,400,401)
3,786,305	5,376,419	914,072	2,223,931	2,713,475	(6,178,692)
(259,368,415)	(188,796,183)	(173,909,356)	(103,641,351)	(331,882,313)	(237,671,317)

6,440,027,639	6,679,268,632	7,596,373,579	8,170,992,793	5,104,018,295	5,933,719,622
(2,997,644,605)	(2,778,413,734)	(4,080,545,648)	(6,143,013,035)	(5,931,088,704)	(2,578,305,652)
(3,786,305)	(5,376,419)	(914,072)	(2,223,931)	(2,713,475)	6,178,692
3,438,596,729	3,895,478,479	3,514,913,859	2,025,755,827	(829,783,884)	3,361,592,662
6,014,759,944	2,037,771,826	5,883,687,684	(529,197,367)	(1,256,759,944)	3,101,342,252
12,762,052,243	10,724,280,417	11,849,300,425	12,378,497,792	7,767,906,826	4,666,564,574
$18,776,812,187	$12,762,052,243	$17,732,988,109	$ 11,849,300,425	$ 6,511,146,882	$ 7,767,906,826

136,550,000	129,750,000	137,050,000	123,100,000	127,050,000	140,350,000
(64,200,000)	(55,000,000)	(73,300,000)	(92,800,000)	(146,350,000)	(62,000,000)
72,350,000	74,750,000	63,750,000	30,300,000	(19,300,000)	78,350,000
139

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2023

	SPDR Portfolio S&P 500 Value ETF		SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 304,356,353	$ 279,249,557	$ 84,645,195	$ 62,582,890
Net realized gain (loss)	649,337,396	1,254,571,329	(170,154,142)	307,199,697
Net change in unrealized appreciation/depreciation	1,503,162,843	(2,191,256,821)	530,950,733	(1,165,984,091)
Net increase (decrease) in net assets resulting from operations	2,456,856,592	(657,435,935)	445,441,786	(796,201,504)
Net equalization credits and charges	4,301,710	7,262,787	1,623,384	687,303
Distributions to shareholders	(309,828,409)	(282,443,167)	(80,915,674)	(63,935,978)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	9,079,649,605	7,958,440,345	2,314,081,742	1,459,116,780
Proceeds in connection with Reorganization (Note 11)	—	—	1,724,236,383	—
Cost of shares redeemed	(7,675,833,545)	(6,634,750,287)	(760,162,360)	(770,007,476)
Net income equalization	(4,301,710)	(7,262,787)	(1,623,384)	(687,303)
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	1,399,514,350	1,316,427,271	3,276,532,381	688,422,001
Net increase (decrease) in net assets during the period	3,550,844,243	383,810,956	3,642,681,877	(171,028,178)
Net assets at beginning of period	12,504,326,049	12,120,515,093	4,008,887,410	4,179,915,588
NET ASSETS AT END OF PERIOD	$16,055,170,292	$12,504,326,049	$7,651,569,287	$ 4,008,887,410
SHARES OF BENEFICIAL INTEREST:
Shares sold	228,350,000	198,200,000	61,250,000	34,600,000
Shares issued in tax-free transfer of assets (Note 11)	—	—	44,960,263	—
Shares redeemed	(196,450,000)	(165,050,000)	(20,650,046)	(18,350,000)
Net increase (decrease) from share transactions	31,900,000	33,150,000	85,560,217	16,250,000
See accompanying notes to financial statements.
140

SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR S&P Aerospace & Defense ETF		SPDR S&P Bank ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 95,540,373	$ 79,768,682	$ 6,827,167	$ 5,480,510	$ 48,695,174	$ 68,419,746
173,551,745	167,644,636	(113,851,785)	(17,743,992)	(367,247,381)	149,254,491
759,340,987	(910,923,159)	367,021,257	(389,078,694)	135,458,759	(599,763,113)
1,028,433,105	(663,509,841)	259,996,639	(401,342,176)	(183,093,448)	(382,088,876)
235,733	855,069	(100,082)	50,136	(577,755)	(3,627,256)
(95,739,344)	(81,693,432)	(7,062,064)	(5,246,533)	(49,427,639)	(69,634,560)

1,079,809,103	1,117,438,063	237,846,999	840,610,317	1,898,622,027	2,953,282,901
—	—	—	—	—	—
(589,474,568)	(437,827,069)	(182,727,069)	(622,861,774)	(2,390,525,806)	(3,781,340,654)
(235,733)	(855,069)	100,082	(50,136)	577,755	3,627,256
—	67	—	—	—	—
490,098,802	678,755,992	55,220,012	217,698,407	(491,326,024)	(824,430,497)
1,423,028,296	(65,592,212)	308,054,505	(188,840,166)	(724,424,866)	(1,279,781,189)
5,117,088,486	5,182,680,698	1,229,876,144	1,418,716,310	2,075,901,342	3,355,682,531
$ 6,540,116,782	$ 5,117,088,486	$1,537,930,649	$1,229,876,144	$ 1,351,476,476	$ 2,075,901,342

22,000,000	20,600,000	2,125,000	7,050,000	47,050,000	54,700,000
—	—	—	—	—	—
(12,100,000)	(8,300,000)	(1,700,000)	(5,550,000)	(56,800,000)	(72,800,000)
9,900,000	12,300,000	425,000	1,500,000	(9,750,000)	(18,100,000)
141

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2023

	SPDR S&P Biotech ETF		SPDR S&P Dividend ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (7,903,939)	$ (11,571,439)	$ 612,209,022	$ 532,403,565
Net realized gain (loss)	(352,842,367)	(2,458,899,544)	1,068,601,743	1,843,307,815
Net change in unrealized appreciation/depreciation	1,094,224,932	(1,413,959,280)	(336,516,211)	(2,514,204,646)
Net increase (decrease) in net assets resulting from operations	733,478,626	(3,884,430,263)	1,344,294,554	(138,493,266)
Net equalization credits and charges	273,717	(7,464,925)	1,894,838	3,579,314
Distributions to shareholders	(202,133)	—	(585,912,064)	(552,419,296)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	18,050,690,118	21,303,849,455	7,840,965,173	8,538,884,091
Cost of shares redeemed	(19,182,560,672)	(17,829,682,985)	(7,133,626,177)	(6,927,197,514)
Net income equalization	(273,717)	7,464,925	(1,894,838)	(3,579,314)
Other Capital	—	1,691	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(1,132,144,271)	3,481,633,086	705,444,158	1,608,107,263
Net increase (decrease) in net assets during the period	(398,594,061)	(410,262,102)	1,465,721,486	920,774,015
Net assets at beginning of period	6,844,470,435	7,254,732,537	20,591,730,990	19,670,956,975
NET ASSETS AT END OF PERIOD	$ 6,445,876,374	$ 6,844,470,435	$22,057,452,476	$20,591,730,990
SHARES OF BENEFICIAL INTEREST:
Shares sold	216,375,000	219,275,000	63,100,000	68,550,000
Shares redeemed	(231,150,000)	(180,600,000)	(56,700,000)	(55,850,000)
Net increase (decrease) from share transactions	(14,775,000)	38,675,000	6,400,000	12,700,000
See accompanying notes to financial statements.
142

SPDR S&P Homebuilders ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Regional Banking ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 10,431,669	$ 12,214,777	$ 117,030,355	$ 80,575,563	$ 84,893,008	$ 100,050,306
(59,921,190)	50,988,835	228,322,359	1,873,119,457	(960,241,860)	11,999,565
420,349,055	(495,165,255)	67,875,665	(946,226,884)	65,462,531	(580,343,129)
370,859,534	(431,961,643)	413,228,379	1,007,468,136	(809,886,321)	(468,293,258)
305,283	(1,058,174)	(7,872,422)	(5,592,209)	10,167,543	(4,770,368)
(10,744,968)	(11,092,891)	(111,292,039)	(74,165,492)	(95,585,698)	(95,537,482)

5,344,243,911	6,138,199,523	12,425,591,414	17,912,759,795	13,555,777,173	12,386,769,610
(5,261,807,543)	(6,771,455,166)	(13,573,674,661)	(18,899,755,374)	(12,810,102,553)	(13,851,362,802)
(305,283)	1,058,174	7,872,422	5,592,209	(10,167,543)	4,770,368
—	—	(730)	—	—	—
82,131,085	(632,197,469)	(1,140,211,555)	(981,403,370)	735,507,077	(1,459,822,824)
442,550,934	(1,076,310,177)	(846,147,637)	(53,692,935)	(159,797,399)	(2,028,423,932)
886,171,263	1,962,481,440	4,072,300,328	4,125,993,263	3,064,454,870	5,092,878,802
$ 1,328,722,197	$ 886,171,263	$ 3,226,152,691	$ 4,072,300,328	$ 2,904,657,471	$ 3,064,454,870

82,500,000	85,150,000	93,300,000	161,500,000	276,600,000	181,450,000
(82,150,000)	(95,750,000)	(102,350,000)	(170,050,000)	(258,200,000)	(206,450,000)
350,000	(10,600,000)	(9,050,000)	(8,550,000)	18,400,000	(25,000,000)
143

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 95.05	$ 104.87	$ 78.07	$ 98.82	$ 93.80
Income (loss) from investment operations:
Net investment income (loss) (a)	2.74	2.18	1.89	2.50	2.74
Net realized and unrealized gain (loss) (b)	(4.28)	(8.86)	28.25	(19.84)	5.92
Total from investment operations	(1.54)	(6.68)	30.14	(17.34)	8.66
Net equalization credits and charges (a)	0.53	0.06	0.08	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(3.54)	(3.20)	(3.42)	(3.31)	(3.65)
Net asset value, end of period	$ 90.50	$ 95.05	$ 104.87	$ 78.07	$ 98.82
Total return (c)	(0.81)%	(6.69)%	39.59%	(18.04)%	9.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,342,210	$1,721,063	$1,838,574	$1,353,163	$2,532,796
Ratios to average net assets:
Total expenses	0.26%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	3.00%	1.96%	2.12%	2.61%	2.89%
Portfolio turnover rate (d)	5%	10%	6%	17%	9%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
144

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 39.70	$ 47.21	$ 31.26	$ 34.06	$ 34.86
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72	0.64	0.54	0.54	0.54
Net realized and unrealized gain (loss) (b)	6.19	(7.50)	15.95	(2.77)	(0.82)
Total from investment operations	6.91	(6.86)	16.49	(2.23)	(0.28)
Net equalization credits and charges (a)	0.01	0.01	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.72)	(0.66)	(0.55)	(0.58)	(0.56)
Net asset value, end of period	$ 45.90	$ 39.70	$ 47.21	$ 31.26	$ 34.06
Total return (c)	17.60%	(14.67)%	53.05%	(6.53)%	(0.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,712,402	$4,557,863	$4,718,598	$2,341,048	$1,592,467
Ratios to average net assets:
Total expenses	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	1.66%	1.37%	1.34%	1.66%	1.61%
Portfolio turnover rate (d)	17%	13%	14%	30%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
145

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 44.34	$ 50.34	$ 36.30	$ 34.53	$ 31.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.79	0.73	0.66	0.69	0.65
Net realized and unrealized gain (loss) (b)	7.79	(6.03)	14.02	1.72	2.64
Total from investment operations	8.58	(5.30)	14.68	2.41	3.29
Net equalization credits and charges (a)	0.01	0.02	0.03	0.06	0.05
Contribution from affiliate	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.79)	(0.72)	(0.67)	(0.70)	(0.68)
Net asset value, end of period	$ 52.14	$ 44.34	$ 50.34	$ 36.30	$ 34.53
Total return (d)	19.58%	(10.67)%	40.79%	7.26%	10.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,776,812	$12,762,052	$10,724,280	$5,516,028	$2,527,961
Ratios to average net assets:
Total expenses	0.04%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.67%	1.42%	1.51%	1.97%	2.00%
Portfolio turnover rate (e)	2%	2%	4%	11%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
146

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 52.23	$ 62.98	$ 44.96	$ 38.74	$ 35.12
Income (loss) from investment operations:
Net investment income (loss) (a)	0.65	0.47	0.46	0.55	0.53
Net realized and unrealized gain (loss) (b)	8.78	(10.76)	18.02	6.24	3.60
Total from investment operations	9.43	(10.29)	18.48	6.79	4.13
Net equalization credits and charges (a)	0.00(c)	0.01	(0.00)(c)	(0.01)	0.03
Distributions to shareholders from:
Net investment income	(0.64)	(0.47)	(0.46)	(0.56)	(0.54)
Net asset value, end of period	$ 61.02	$ 52.23	$ 62.98	$ 44.96	$ 38.74
Total return (d)	18.21%	(16.45)%	41.27%	17.67%	11.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,732,988	$11,849,300	$12,378,498	$7,903,192	$5,390,890
Ratios to average net assets:
Total expenses	0.05%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	1.19%	0.73%	0.85%	1.36%	1.45%
Portfolio turnover rate (e)	33%	14%	11%	23%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 39.89	$ 40.09	$ 27.89	$ 38.01	$ 37.27
Income (loss) from investment operations:
Net investment income (loss) (a)	1.66	1.60	1.48	1.58	1.64
Net realized and unrealized gain (loss) (b)	(2.67)	(0.19)	12.47	(10.08)	0.61
Total from investment operations	(1.01)	1.41	13.95	(8.50)	2.25
Net equalization credits and charges (a)	0.01	(0.04)	0.16	0.09	0.19
Distributions to shareholders from:
Net investment income	(1.78)	(1.57)	(1.91)	(1.71)	(1.70)
Net asset value, end of period	$ 37.11	$ 39.89	$ 40.09	$ 27.89	$ 38.01
Total return (c)	(2.46)%	3.37%	51.84%	(22.55)%	6.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,511,147	$7,767,907	$4,666,565	$1,916,307	$1,704,761
Ratios to average net assets:
Total expenses	0.08%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	4.23%	3.83%	4.28%	4.64%	4.41%
Portfolio turnover rate (d)	46%	29%	39%	45%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 36.81	$ 39.54	$ 29.04	$ 31.28	$ 29.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	0.86	0.81	0.84	0.79
Net realized and unrealized gain (loss) (b)	6.39	(2.76)	10.45	(2.31)	1.68
Total from investment operations	7.23	(1.90)	11.26	(1.47)	2.47
Net equalization credits and charges (a)	0.01	0.02	0.07	0.07	0.03
Distributions to shareholders from:
Net investment income	(0.84)	(0.85)	(0.83)	(0.84)	(0.82)
Net asset value, end of period	$ 43.21	$ 36.81	$ 39.54	$ 29.04	$ 31.28
Total return (c)	19.94%	(4.92)%	39.44%	(4.54)%	8.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,055,170	$12,504,326	$12,120,515	$4,753,481	$2,883,852
Ratios to average net assets:
Total expenses	0.05%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.12%	2.12%	2.28%	2.67%	2.63%
Portfolio turnover rate (d)	27%	16%	18%	34%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 36.00	$ 43.95	$ 26.57	$ 30.65	$ 32.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	0.61	0.45	0.44	0.48
Net realized and unrealized gain (loss) (b)	2.80	(7.95)	17.37	(4.07)	(1.57)
Total from investment operations	3.46	(7.34)	17.82	(3.63)	(1.09)
Net equalization credits and charges (a)	0.01	0.01	0.00(c)	0.04	0.01
Distributions to shareholders from:
Net investment income	(0.61)	(0.62)	(0.44)	(0.49)	(0.53)
Net asset value, end of period	$ 38.86	$ 36.00	$ 43.95	$ 26.57	$ 30.65
Total return (d)	9.75%	(16.87)%	67.37%	(11.78)%	(3.24)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,651,569	$4,008,887	$4,179,916	$2,168,502	$1,367,143
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	1.75%	1.45%	1.25%	1.55%	1.57%
Portfolio turnover rate (e)	22%	16%	13%	80%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 46.46	$ 52.97	$ 37.81	$ 36.49	$ 33.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	0.76	0.68	0.72	0.68
Net realized and unrealized gain (loss) (b)	8.02	(6.51)	15.15	1.35	2.43
Total from investment operations	8.84	(5.75)	15.83	2.07	3.11
Net equalization credits and charges (a)	0.00(c)	0.01	0.01	(0.02)	0.06
Contribution from affiliate	—	—	0.00(c)	—	—
Other capital	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.82)	(0.77)	(0.68)	(0.73)	(0.66)
Net asset value, end of period	$ 54.48	$ 46.46	$ 52.97	$ 37.81	$ 36.49
Total return (d)	19.26%	(11.02)%	42.13%	5.76%	9.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,540,117	$5,117,088	$5,182,681	$3,391,957	$3,497,222
Ratios to average net assets:
Total expenses	0.04%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	1.67%	1.41%	1.48%	1.93%	1.96%
Portfolio turnover rate (e)	2%	1%	3%	12%	4%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 100.60	$ 132.28	$ 87.61	$ 104.01	$ 87.07
Income (loss) from investment operations:
Net investment income (loss) (a)	0.55	0.49	0.77	1.01	0.54
Net realized and unrealized gain (loss) (b)	21.01	(31.72)	44.88	(16.37)	17.39
Total from investment operations	21.56	(31.23)	45.65	(15.36)	17.93
Net equalization credits and charges (a)	(0.01)	0.00(c)	(0.02)	0.00(c)	0.03
Voluntary contribution from Custodian	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.57)	(0.45)	(0.96)	(1.04)	(1.02)
Net asset value, end of period	$ 121.58	$ 100.60	$ 132.28	$ 87.61	$ 104.01
Total return (d)	21.49%	(23.65)%	52.23%	(14.83)%	20.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,537,931	$1,229,876	$1,418,716	$1,368,843	$1,549,742
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.50%	0.42%	0.71%	1.01%	0.58%
Portfolio turnover rate (e)	26%	38%	26%	28%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 43.89	$ 51.31	$ 31.57	$ 43.45	$ 47.19
Income (loss) from investment operations:
Net investment income (loss) (a)	1.21	1.15	1.16	1.09	0.90
Net realized and unrealized gain (loss) (b)	(7.82)	(7.26)	19.71	(11.95)	(3.62)
Total from investment operations	(6.61)	(6.11)	20.87	(10.86)	(2.72)
Net equalization credits and charges (a)	(0.01)	(0.06)	0.01	0.02	(0.03)
Distributions to shareholders from:
Net investment income	(1.28)	(1.25)	(1.14)	(1.04)	(0.99)
Net asset value, end of period	$ 35.99	$ 43.89	$ 51.31	$ 31.57	$ 43.45
Total return (c)	(15.33)%	(12.36)%	67.13%	(25.32)%	(5.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,351,476	$2,075,901	$3,355,683	$1,307,007	$1,742,407
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.75%	2.19%	2.60%	2.74%	2.02%
Portfolio turnover rate (d)	34%	37%	41%	30%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS   (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 74.24	$ 135.54	$ 112.03	$ 87.82	$ 95.23
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.09)	(0.17)	0.24	0.01	0.04
Net realized and unrealized gain (loss) (b)	9.10	(61.02)	23.57	24.22	(7.37)
Total from investment operations	9.01	(61.19)	23.81	24.23	(7.33)
Net equalization credits and charges (a)	0.00(c)	(0.11)	(0.00)(c)	0.00(c)	0.00(c)
Other capital	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.00)(c)	—	(0.30)	(0.02)	(0.08)
Net asset value, end of period	$ 83.25	$ 74.24	$ 135.54	$ 112.03	$ 87.82
Total return (d)	12.15%	(45.23)%	21.27%	27.59%	(7.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,445,876	$6,844,470	$7,254,733	$5,402,647	$4,412,868
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.11)%	(0.17)%	0.18%	0.01%	0.05%
Portfolio turnover rate (e)	65%	64%	74%	66%	45%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 118.68	$ 122.33	$ 91.25	$ 100.96	$ 92.65
Income (loss) from investment operations:
Net investment income (loss) (a)	3.35	3.25	3.28	2.84	2.41
Net realized and unrealized gain (loss) (b)	3.76	(3.57)	31.05	(9.68)	8.30
Total from investment operations	7.11	(0.32)	34.33	(6.84)	10.71
Net equalization credits and charges (a)	0.01	0.02	(0.01)	(0.04)	0.02
Distributions to shareholders from:
Net investment income	(3.19)	(3.35)	(3.24)	(2.83)	(2.42)
Net asset value, end of period	$ 122.61	$ 118.68	$ 122.33	$ 91.25	$ 100.96
Total return (c)	6.06%	(0.28)%	38.17%	(6.82)%	11.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,057,452	$20,591,731	$19,670,957	$15,197,866	$18,698,029
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.71%	2.61%	3.06%	2.89%	2.49%
Portfolio turnover rate (d)	29%	24%	22%	31%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 54.70	$ 73.23	$ 43.92	$ 41.69	$ 39.56
Income (loss) from investment operations:
Net investment income (loss) (a)	0.70	0.51	0.43	0.43	0.41
Net realized and unrealized gain (loss) (b)	25.57	(18.48)	29.30	2.20	2.17
Total from investment operations	26.27	(17.97)	29.73	2.63	2.58
Net equalization credits and charges (a)	0.02	(0.04)	(0.00)(c)	0.03	(0.03)
Distributions to shareholders from:
Net investment income	(0.70)	(0.52)	(0.42)	(0.43)	(0.42)
Net asset value, end of period	$ 80.29	$ 54.70	$ 73.23	$ 43.92	$ 41.69
Total return (d)	48.39%	(24.73)%	67.87%	6.49%	6.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,328,722	$886,171	$1,962,481	$799,294	$658,639
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.08%	0.70%	0.70%	1.01%	1.09%
Portfolio turnover rate (e)	27%	21%	24%	27%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 119.42	$ 96.74	$ 52.22	$ 108.92	$ 172.16
Income (loss) from investment operations:
Net investment income (loss) (b)	3.83	2.07	1.37	1.46	1.12
Net realized and unrealized gain (loss) (c)	9.69	22.83	44.56	(56.76)	(63.20)
Total from investment operations	13.52	24.90	45.93	(55.30)	(62.08)
Net equalization credits and charges (b)	(0.26)	(0.14)	(0.02)	0.02	0.00(d)
Other capital	(0.00)(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.89)	(2.08)	(1.39)	(1.42)	(1.16)
Net asset value, end of period	$ 128.79	$ 119.42	$ 96.74	$ 52.22	$ 108.92
Total return (e)	11.22%	25.79%	89.34%	(50.86)%	(36.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,226,153	$4,072,300	$4,125,993	$2,067,927	$1,884,277
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.85%	1.88%	2.07%	2.13%	0.81%
Portfolio turnover rate (f)	29%	42%	71%	41%	37%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 58.09	$ 65.50	$ 38.41	$ 53.53	$ 60.96
Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	1.42	1.44	1.37	1.15
Net realized and unrealized gain (loss) (b)	(17.44)	(7.33)	26.99	(15.21)	(7.32)
Total from investment operations	(15.91)	(5.91)	28.43	(13.84)	(6.17)
Net equalization credits and charges (a)	0.18	(0.07)	0.08	0.11	(0.06)
Distributions to shareholders from:
Net investment income	(1.54)	(1.43)	(1.42)	(1.39)	(1.20)
Net asset value, end of period	$ 40.82	$ 58.09	$ 65.50	$ 38.41	$ 53.53
Total return (c)	(27.47)%	(9.37)%	75.38%	(25.96)%	(10.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,904,657	$3,064,455	$5,092,879	$1,208,104	$2,237,599
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.84%	2.08%	2.47%	2.79%	2.03%
Portfolio turnover rate (d)	61%	44%	50%	35%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of eighty-three (83) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based
159

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash
160

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly except SPDR Dow Jones REIT ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the
161

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2023, the SPDR Dow Jones REIT ETF,  the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 500 High Dividend ETF, the SPDR Portfolio S&P 600 Small Cap ETF, the SPDR Portfolio S&P 1500 Composite Stock Market ETF, the SPDR S&P Dividend ETF and the SPDR S&P Oil & Gas Exploration & Production ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Swaps
Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as  Payable for Collateral for the Total Return Swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
The SPDR S&P Dividend Fund has entered into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the year ended June 30, 2023, the Fund entered into total return swap contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
162

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$ 222,062	$—	$ 222,062
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	2,417,179	—	2,417,179
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	1,367,554	—	1,367,554
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	6,510	—	6,510
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	401,988	—	401,988
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	2,769,041	—	2,769,041
Swap Contracts	—	—	—	2,266,773	—	2,266,773
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	80,268	—	80,268
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	(1,768,906)	$—	(1,768,906)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	4,668,011	—	4,668,011
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	4,104,641	—	4,104,641
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	2,128	—	2,128
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	614,683	—	614,683
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	10,959,746	—	10,959,746
Swap Contracts	—	—	—	(4,978,388)	—	(4,978,388)
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(2,786,826)	—	(2,786,826)

163

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$ (31,989)	$—	$ (31,989)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	2,219,226	—	2,219,226
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	1,086,194	—	1,086,194
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	320,182	—	320,182
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	256,885	—	256,885
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	2,503,485	—	2,503,485
Swap Contracts	—	—	—	6,659,869	—	6,659,869
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	1,083,572	—	1,083,572
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 500 ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
SPDR Portfolio S&P 600 Small Cap ETF	0.05
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Bank ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
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The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2023 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2023, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 70,257,042	$ 71,099,963
SPDR Portfolio S&P 400 Mid Cap ETF	987,199,112	970,467,800
SPDR Portfolio S&P 500 ETF	267,903,431	310,896,982
SPDR Portfolio S&P 500 Growth ETF	4,832,933,691	4,837,001,256
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June 30, 2023

	Purchases	Sales
SPDR Portfolio S&P 500 High Dividend ETF	$3,586,900,176	$3,312,834,569
SPDR Portfolio S&P 500 Value ETF	3,906,967,762	3,890,857,816
SPDR Portfolio S&P 600 Small Cap ETF	1,104,840,299	1,083,683,296
SPDR Portfolio S&P 1500 Composite Stock Market ETF	113,586,760	109,680,518
SPDR S&P Aerospace & Defense ETF	359,872,568	360,046,272
SPDR S&P Bank ETF	602,674,523	603,281,744
SPDR S&P Biotech ETF	4,734,137,087	4,670,115,335
SPDR S&P Dividend ETF	6,879,299,550	6,523,073,597
SPDR S&P Homebuilders ETF	264,199,706	264,304,704
SPDR S&P Oil & Gas Exploration & Production ETF	1,170,053,195	1,171,258,210
SPDR S&P Regional Banking ETF	1,790,739,559	1,803,270,447
For the year ended June 30, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 984,295,055	$ 1,277,148,967	$ (26,178,885)
SPDR Portfolio S&P 400 Mid Cap ETF	1,937,142,447	545,693,036	164,915,634
SPDR Portfolio S&P 500 ETF	6,172,563,655	2,730,204,023	755,245,252
SPDR Portfolio S&P 500 Growth ETF	7,345,009,261	3,830,972,934	973,677,562
SPDR Portfolio S&P 500 High Dividend ETF	4,627,155,946	5,730,331,591	708,328,831
SPDR Portfolio S&P 500 Value ETF	8,786,381,827	7,396,895,512	1,149,102,220
SPDR Portfolio S&P 600 Small Cap ETF	2,237,897,070	680,546,440	181,569,158
SPDR Portfolio S&P 1500 Composite Stock Market ETF	1,039,252,583	549,793,914	198,313,583
SPDR S&P Aerospace & Defense ETF	225,116,021	170,018,828	27,155,312
SPDR S&P Bank ETF	1,375,967,998	1,867,832,194	(5,092,289)
SPDR S&P Biotech ETF	14,327,895,817	15,456,667,030	1,709,815,268
SPDR S&P Dividend ETF	7,377,823,161	7,025,788,190	1,719,102,144
SPDR S&P Homebuilders ETF	4,260,851,566	4,178,531,005	36,934,316
SPDR S&P Oil & Gas Exploration & Production ETF	9,882,460,563	11,027,370,555	595,608,216
SPDR S&P Regional Banking ETF	10,640,622,847	9,893,632,690	67,867,662
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
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8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, swap contracts, passive foreign investment companies, partnerships, corporate actions, futures contracts mark to market, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 59,848,485	$—	$ 59,848,485
SPDR Portfolio S&P 400 Mid Cap ETF	94,878,855	—	94,878,855
SPDR Portfolio S&P 500 ETF	259,368,415	—	259,368,415
SPDR Portfolio S&P 500 Growth ETF	173,909,356	—	173,909,356
SPDR Portfolio S&P 500 High Dividend ETF	331,882,313	—	331,882,313
SPDR Portfolio S&P 500 Value ETF	309,828,409	—	309,828,409
SPDR Portfolio S&P 600 Small Cap ETF	80,915,674	—	80,915,674
SPDR Portfolio S&P 1500 Composite Stock Market ETF	95,739,344	—	95,739,344
SPDR S&P Aerospace & Defense ETF	7,062,064	—	7,062,064
SPDR S&P Bank ETF	49,427,639	—	49,427,639
SPDR S&P Biotech ETF	202,133	—	202,133
SPDR S&P Dividend ETF	585,912,064	—	585,912,064
SPDR S&P Homebuilders ETF	10,744,968	—	10,744,968
SPDR S&P Oil & Gas Exploration & Production ETF	111,292,039	—	111,292,039
SPDR S&P Regional Banking ETF	95,585,698	—	95,585,698
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 57,959,259	$ —	$ 57,959,259
SPDR Portfolio S&P 400 Mid Cap ETF	71,743,228	—	71,743,228
SPDR Portfolio S&P 500 ETF	188,796,183	—	188,796,183
SPDR Portfolio S&P 500 Growth ETF	103,641,351	—	103,641,351
SPDR Portfolio S&P 500 High Dividend ETF	237,671,317	—	237,671,317
SPDR Portfolio S&P 500 Value ETF	282,443,167	—	282,443,167
SPDR Portfolio S&P 600 Small Cap ETF	63,935,978	—	63,935,978
SPDR Portfolio S&P 1500 Composite Stock Market ETF	81,693,432	—	81,693,432
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$ 5,246,533	$—	$ 5,246,533
SPDR S&P Bank ETF	69,634,560	—	69,634,560
SPDR S&P Biotech ETF	—	—	—
SPDR S&P Dividend ETF	552,419,296	—	552,419,296
SPDR S&P Homebuilders ETF	11,092,891	—	11,092,891
SPDR S&P Oil & Gas Exploration & Production ETF	74,165,492	—	74,165,492
SPDR S&P Regional Banking ETF	95,537,482	—	95,537,482
At June 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones REIT ETF	$ —	$ (231,744,880)	$—	$ (379,078,112)	$ (610,822,992)
SPDR Portfolio S&P 400 Mid Cap ETF	—	(339,395,369)	—	516,241,307	176,845,938
SPDR Portfolio S&P 500 ETF	—	(232,028,605)	—	1,492,615,213	1,260,586,608
SPDR Portfolio S&P 500 Growth ETF	793,930	(2,509,089,621)	—	2,050,972,822	(457,322,869)
SPDR Portfolio S&P 500 High Dividend ETF	—	(1,075,485,751)	—	(1,011,769,361)	(2,087,255,112)
SPDR Portfolio S&P 500 Value ETF	—	(1,097,248,274)	—	592,647,960	(504,600,314)
SPDR Portfolio S&P 600 Small Cap ETF	3,729,521	(774,765,188)	—	182,814,423	(588,221,244)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	—	(106,659,034)	—	1,236,328,499	1,129,669,465
SPDR S&P Aerospace & Defense ETF	—	(387,990,459)	—	93,427,824	(294,562,635)
SPDR S&P Bank ETF	830,327	(1,298,032,237)	—	(433,870,375)	(1,731,072,285)
SPDR S&P Biotech ETF	—	(8,695,057,796)	—	(1,486,454,079)	(10,181,511,875)
SPDR S&P Dividend ETF	27,978,438	(2,495,875,145)	—	129,325,231	(2,338,571,476)
SPDR S&P Homebuilders ETF	1,837,830	(907,223,936)	—	(12,680,674)	(918,066,780)
SPDR S&P Oil & Gas Exploration & Production ETF	12,148,387	(5,057,763,880)	—	(562,387,286)	(5,608,002,779)
SPDR S&P Regional Banking ETF	—	(2,390,779,727)	—	(741,517,150)	(3,132,296,877)
As of June 30, 2023, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones REIT ETF	$ 51,972,802	$ 179,772,078
SPDR Portfolio S&P 400 Mid Cap ETF	123,707,351	215,688,018
SPDR Portfolio S&P 500 ETF	109,954,403	122,074,202
SPDR Portfolio S&P 500 Growth ETF	1,126,561,888	1,382,527,733
SPDR Portfolio S&P 500 High Dividend ETF	671,725,327	403,760,424
SPDR Portfolio S&P 500 Value ETF	570,771,481	526,476,793
SPDR Portfolio S&P 600 Small Cap ETF*	220,804,678	553,960,510
SPDR Portfolio S&P 1500 Composite Stock Market ETF	25,036,698	81,622,336
SPDR S&P Aerospace & Defense ETF	205,860,099	182,130,360
SPDR S&P Bank ETF	489,418,062	808,614,175
SPDR S&P Biotech ETF	4,717,914,037	3,977,143,759
SPDR S&P Dividend ETF	1,129,791,563	1,366,083,582
SPDR S&P Homebuilders ETF	508,450,991	398,772,945
SPDR S&P Oil & Gas Exploration & Production ETF	2,284,095,297	2,773,668,583
SPDR S&P Regional Banking ETF	1,036,234,081	1,354,545,646
* In accordance with IRC Section 382, a portion of SPDR Portfolio S&P 600 Small Cap ETF's losses have been subjected to an annual limitation.
168

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June 30, 2023

As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 1,734,247,169	$ 14,721,588	$ 393,799,700	$ (379,078,112)
SPDR Portfolio S&P 400 Mid Cap ETF	6,541,561,901	987,824,175	471,582,870	516,241,305
SPDR Portfolio S&P 500 ETF	17,276,010,506	2,413,552,737	920,937,524	1,492,615,213
SPDR Portfolio S&P 500 Growth ETF	15,670,760,464	2,536,238,831	485,266,009	2,050,972,822
SPDR Portfolio S&P 500 High Dividend ETF	7,555,421,883	130,597,714	1,142,367,075	(1,011,769,361)
SPDR Portfolio S&P 500 Value ETF	15,488,225,866	1,752,347,611	1,159,699,651	592,647,960
SPDR Portfolio S&P 600 Small Cap ETF	8,119,050,947	1,100,081,244	917,266,503	182,814,741
SPDR Portfolio S&P 1500 Composite Stock Market ETF	5,327,876,962	1,564,848,102	328,519,596	1,236,328,506
SPDR S&P Aerospace & Defense ETF	1,521,290,355	201,501,042	108,073,218	93,427,824
SPDR S&P Bank ETF	1,844,939,808	19,197,735	453,068,110	(433,870,375)
SPDR S&P Biotech ETF	8,567,315,370	306,962,293	1,793,416,372	(1,486,454,079)
SPDR S&P Dividend ETF	22,263,436,397	1,623,382,772	1,494,057,541	129,325,231
SPDR S&P Homebuilders ETF	1,402,554,072	66,635,441	79,316,115	(12,680,674)
SPDR S&P Oil & Gas Exploration & Production ETF	4,058,110,091	12,472,825	574,860,111	(562,387,286)
SPDR S&P Regional Banking ETF	3,725,020,927	13,232,380	754,749,530	(741,517,150)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 21,990,940	$ 19,734,758	$ 2,712,311	$ 22,447,069
SPDR Portfolio S&P 400 Mid Cap ETF	480,139,688	353,598,518	133,866,942	487,465,460
SPDR Portfolio S&P 500 ETF	10,708,949	7,796,325	3,099,764	10,896,089
SPDR Portfolio S&P 500 High Dividend ETF	56,268,000	57,337,305	-	57,337,305
SPDR Portfolio S&P 500 Value ETF	64,159,082	38,455,337	25,661,384	64,116,721
SPDR Portfolio S&P 600 Small Cap ETF	728,900,287	658,928,677	87,151,175	746,079,852
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NOTES TO FINANCIAL STATEMENTS  (continued)
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Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$ 51,028,892	$ 28,869,269	$ 23,076,023	$ 51,945,292
SPDR S&P Aerospace & Defense ETF	134,826,184	76,645,226	64,614,753	141,259,979
SPDR S&P Bank ETF	63,967,545	61,218,060	5,654,166	66,872,226
SPDR S&P Biotech ETF	807,734,881	633,689,418	195,516,114	829,205,532
SPDR S&P Dividend ETF	410,083,522	381,931,207	35,924,679	417,855,886
SPDR S&P Homebuilders ETF	61,566,436	61,594,352	-	61,594,352
SPDR S&P Oil & Gas Exploration & Production ETF	400,493,634	272,551,728	139,021,002	411,572,730
SPDR S&P Regional Banking ETF	150,399,089	88,167,898	69,802,325	157,970,223
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 19,734,758	$—	$—	$—	$ 19,734,758	$ 19,734,758
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	353,598,518	—	—	—	353,598,518	353,598,518
SPDR Portfolio S&P 500 ETF	Common Stocks	7,796,325	—	—	—	7,796,325	7,796,325
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	57,337,305	—	—	—	57,337,305	57,337,305
SPDR Portfolio S&P 500 Value ETF	Common Stocks	38,455,337	—	—	—	38,455,337	38,455,337
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	658,928,677	—	—	—	658,928,677	658,928,677
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	28,869,269	—	—	—	28,869,269	28,869,269
SPDR S&P Aerospace & Defense ETF	Common Stocks	76,645,226	—	—	—	76,645,226	76,645,226
SPDR S&P Bank ETF	Common Stocks	61,218,060	—	—	—	61,218,060	61,218,060
SPDR S&P Biotech ETF	Common Stocks	633,689,418	—	—	—	633,689,418	633,689,418
SPDR S&P Dividend ETF	Common Stocks	381,931,207	—	—	—	381,931,207	381,931,207
SPDR S&P Homebuilders ETF	Common Stocks	61,594,352	—	—	—	61,594,352	61,594,352
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	272,551,728	—	—	—	272,551,728	272,551,728
SPDR S&P Regional Banking ETF	Common Stocks	88,167,898	—	—	—	88,167,898	88,167,898
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
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Market Risk
A Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Reorganization
On June 9, 2023, SPDR Portfolio S&P 600 Small Cap ETF (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SPDR S&P 600 Small Cap ETF (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of the Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
SPDR Portfolio S&P 600 Small Cap ETF	44,960,263	$1,724,236,383	$5,689,256,430	$7,413,492,813
Assuming the acquisition had been completed on July 1, 2022, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended June 30, 2023, are as follows:
Net Investment income (loss)	$ 112,087,193
Total net realized and change in unrealized gain (loss)	$461,929,420
Net increase (decrease) in net assets resulting from operations	$574,016,613
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of June 30, 2023.
171

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

The Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.
12.    Subsequent Events
Effective August 1, 2023, SSGA FM has agreed to reduce the Management fee for the below Funds as follows:
Fund	Previous Management Fee	New Management Fee
SPDR Portfolio S&P 500 ETF	0.03%	0.02%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05%	0.03%
SPDR Portfolio S&P 600 Small Cap ETF	0.05%	0.03%
172

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S& P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (fifteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fifteen of the funds constituting SPDR® Series Trust) at June 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 25, 2023
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OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Dow Jones REIT ETF	0.25%	$1,057.10	$1.28	$1,023.60	$1.25
SPDR Portfolio S&P 400 Mid Cap ETF	0.05	1,088.30	0.26	1,024.50	0.25
SPDR Portfolio S&P 500 ETF	0.03	1,168.70	0.16	1,024.60	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,211.90	0.22	1,024.60	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	960.00	0.34	1,024.40	0.35
SPDR Portfolio S&P 500 Value ETF	0.04	1,121.20	0.21	1,024.60	0.20
SPDR Portfolio S&P 600 Small Cap ETF	0.05	1,060.20	0.26	1,024.50	0.25
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	1,161.20	0.16	1,024.60	0.15
SPDR S&P Aerospace & Defense ETF	0.35	1,106.60	1.83	1,023.10	1.76
SPDR S&P Bank ETF	0.35	809.60	1.57	1,023.10	1.76
SPDR S&P Biotech ETF	0.35	1,002.40	1.74	1,023.10	1.76
SPDR S&P Dividend ETF	0.35	992.30	1.73	1,023.10	1.76
SPDR S&P Homebuilders ETF	0.35	1,337.90	2.03	1,023.10	1.76
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	961.70	1.70	1,023.10	1.76
SPDR S&P Regional Banking ETF	0.35	707.70	1.48	1,023.10	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
174

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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which aninvestment in the Fund may be subject.
175

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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2023 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
176

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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2023, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each SPDR ETF. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
177

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OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
178

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	121	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	121	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	121	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	121	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Bond & Investment Grade
Debt Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund;
Guggenheim Energy
					& Income Fund; Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
179

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term: Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 - June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 - March 2020).	121	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term: Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 - 2021).	121	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	President, Winnisquam Capital LLC (December 2022 - present); Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	132	Investment Managers Series Trust (December 2022 - present); The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I PLC
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II PLC
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term: Unlimited Served: Since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 - Present); Managing Director, State Street Global Advisors (June 2015 - March 2018).	121	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.
* Mr. Ross is an Interested Trustee because of his ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

180

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management Inc. One Iron Street Botson,MA 02210 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Unlimited Served: since May 2023 (with respect to President and Principal Executive Officer); Term: Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Direct Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer and Principal Financial Officer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Secretary	Term: Unlimited Served: since May 2023	Assistant Vice President, State Street Global Advisors (July 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
181

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 1973	Chief Compliance Officer;Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served:since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management,Inc. (June 2013 - present).*
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
182

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRSTEQ2AR

Annual Report
June 30, 2023
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
The Bloomberg 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value.
The Bloomberg 3-12 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 3 months and less than 12 months. The index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 12 months and at least 3 months, and are rated investment-grade. In addition, the securities must be denominated in U.S. dollars and must have a fixed rate.
The Bloomberg Emerging USD Bond Core Index is designed to measure the performance of fixed-rate U.S. dollar-denominated debt issued by sovereign and quasi-sovereign (government owned and government guaranteed) emerging market issuers.
The Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.
The Bloomberg Municipal Yield Index is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.
The Bloomberg Municipal Managed Money 1-25 Years Index is designed to track the U.S. fully tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer.
The Bloomberg Managed Money Municipal Short Term Index is a rules-based, market-value weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
The Bloomberg U.S. Convertible Liquid Bond Index is designed to represent the market of U.S. convertible securities, such as convertible bonds and convertible preferred stock. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer's equity securities. Convertible preferred stock is preferred stock that includes an option for the holder to convert to common stock. The index components are a subset of issues in the Bloomberg Convertible Composite Index.
The Bloomberg High Yield Very Liquid Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as "junk bonds."
The Bloomberg U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index is designed to measure the performance of short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as “junk” bonds.
The MarketAxess U.S. Investment Grade 400 Corporate Bond Index is designed to measure the performance of 400 U.S. dollar denominated investment grade corporate bonds with higher-than-average liquidity relative to the broader U.S. corporate bond market.
See accompanying notes to financial statements.
1

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Government Inflation-Linked market. The Fund’s benchmark is the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –0.95%, and the Index was –0.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing hawkish U.S. Federal Reserve (the “Fed”) policy stemming from rising inflationary pressures, March’s banking crisis, and the debt ceiling limit were primary drivers of Fund performance during the Reporting Period. Intermediate term Treasury markets remained volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the Fed was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the entirety of the yield curve, with yields on ten-year TIPS ending the Reporting Period at 1.62%, 95 bps higher than where they started, and yields on five-year TIPS 155bps higher at 1.99%. TIPS yields dipped in leading up to the December 2022 FOMC meeting as investors speculated that the Fed would start tapering rate hikes, and again in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. TIPS also experienced increased volatility (though to a lesser extent than shorter-term, nominal Treasuries) in the weeks approaching the debt ceiling limit as investors feared a U.S. default, though congress resolved the issue before the X-date by extending the limit out by about two years.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg 1-10 Year TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-10 Year Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg 1-10 Year Government Inflation-Linked Bond Index
ONE YEAR	(0.95)%	(0.92)%	(0.82)%	(0.95)%	(0.92)%	(0.82)%
FIVE YEARS	13.97%	14.04%	14.77%	2.65%	2.66%	2.79%
TEN YEARS	20.10%	20.38%	21.88%	1.85%	1.87%	2.00%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Inflation-Indexed Notes 0.63% 1/15/2026	3.8%
U.S. Treasury Inflation-Indexed Notes 0.38% 7/15/2025	3.7
U.S. Treasury Inflation-Indexed Notes 0.13% 7/15/2024	3.7
U.S. Treasury Inflation-Indexed Bonds 3.88% 4/15/2029	3.6
U.S. Treasury Inflation-Indexed Bonds 2.38% 1/15/2025	3.6
TOTAL	18.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg 1-3 Month T-Bill ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 3.56%, and the Index was 3.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing hawkish U.S. Federal Reserve (the “Fed”) policy stemming from rising inflationary pressures, March’s banking crisis, and the debt ceiling limit were primary drivers of Fund performance during the Reporting Period. Short term Treasury markets remained volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the Fed was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the front end of the yield curve, with yields on one-month Bills increasing by 4.12% and yields on three-month Bills increasing by 3.64%. Short term yields dipped in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. Short term yields also experienced increased volatility in the weeks approaching the debt ceiling limit as investors feared a U.S. default, though congress resolved the issue before the X-date by extending the limit out by about two years.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Bloomberg 1-3 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-3 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg 1-3 Month U.S. Treasury Bill Index
ONE YEAR	3.56%	3.57%	3.72%	3.56%	3.57%	3.72%
FIVE YEARS	7.11%	7.13%	7.91%	1.38%	1.39%	1.53%
TEN YEARS	8.48%	8.51%	10.00%	0.82%	0.82%	0.96%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Bill 5.23% 7/13/2023	9.2%
U.S. Treasury Bill 5.07% 8/10/2023	9.2
U.S. Treasury Bill 4.94% 8/31/2023	7.3
U.S. Treasury Bill 4.95% 7/20/2023	7.0
U.S. Treasury Bill 5.05% 7/27/2023	7.0
TOTAL	39.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	98.9%
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Bloomberg  3-12 Month T-Bill ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg 3-12 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 3-12 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg 3-12 Month U.S. Treasury Bill Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 3.22%, and the Index was 3.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing hawkish U.S. Federal Reserve (the “Fed”) policy stemming from rising inflationary pressures, March’s banking crisis, and the debt ceiling limit were primary drivers of Fund performance during the Reporting Period. Short term Treasury markets remained volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the Fed was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the front end of the yield curve, with yields on three-month Bills increasing by 3.64%, six-month Bills by 2.94%, 12-month Bills by 2.63%. Short term yields dipped in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. Short term yields also experienced increased volatility in the weeks approaching the debt ceiling limit as investors feared a U.S. default, though congress resolved the issue before the X-date by extending the limit out by about two years.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Bloomberg 3-12 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 3-12 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg 3-12 Month U.S. Treasury Bill Index
ONE YEAR	3.22%	3.22%	3.36%	3.22%	3.22%	3.36%
SINCE INCEPTION(1)	2.94%	2.98%	3.32%	1.05%	1.07%	1.19%
(1)	For the period September 23, 2020 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/20, 9/24/20, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg 3-12 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg 3-12 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Bill 4.90% 11/9/2023	7.2%
U.S. Treasury Bill 4.84% 10/12/2023	6.8
U.S. Treasury Bill 4.82% 10/19/2023	6.8
U.S. Treasury Bill 5.20% 10/26/2023	6.8
U.S. Treasury Bill 5.06% 11/30/2023	6.5
TOTAL	34.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Bloomberg  Emerging Markets USD Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Emerging Markets USD Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks fixed rate US dollar-denominated debt issued by sovereign and quasi-sovereign emerging market issuers. The Fund’s benchmark is the Bloomberg Emerging USD Bond Core Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 7.34%, and the Index was 7.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Global central bank rate hikes as well as an ease in inflationary pressures contributed to fund performance. Many nations worldwide experienced peak inflation rates in 2022, necessitating central bank intervention. As rate hikes hit economies with delayed effect, many countries saw their inflation prints easing in the second half of 2022, leading to improving investor sentiment. In China particularly, economic activity data showed improvement in the first half of 2023, with positive trends in manufacturing activity and recovery in the services sector and housing market. On geopolitical grounds, potential resolutions pertaining to Russia’s invasion of Ukraine are still ambiguous as the conflict reached its first anniversary in February. In addition, we saw volatility in crude oil prices, which impacted the performance of Latin American countries with a higher beta towards commodity prices.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Bloomberg Emerging Markets USD Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Emerging USD Bond Core Index	Net Asset Value	Market Value	Bloomberg Emerging USD Bond Core Index
ONE YEAR	7.34%	7.54%	7.39%	7.34%	7.54%	7.39%
SINCE INCEPTION(1)	(13.06)%	(12.49)%	(14.42)%	(6.07)%	(5.80)%	(6.74)%
(1)	For the period April 6, 2021 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/21, 4/7/21, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Emerging Markets USD Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.23%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Bloomberg Emerging Markets USD Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Corp. Nacional del Cobre de Chile 3.70% 1/30/2050	1.0%
Bahrain Government International Bonds 7.00% 1/26/2026	0.8
Uruguay Government International Bonds 5.10% 6/18/2050	0.8
Oman Government International Bonds 6.00% 8/1/2029	0.8
Saudi Government International Bonds 3.63% 3/4/2028	0.7
TOTAL	4.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Foreign Government Obligations	75.9%
Corporate Bonds & Notes	22.0
Short-Term Investments	1.4
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Total Investments
Government	76.2%
Energy	11.1
Financial	3.6
Basic Materials	2.9
Utilities	2.0
Industrial	1.5
Consumer, Non-cyclical	0.9
Communications	0.4
Short-Term Investments	1.4
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
13

SPDR Bloomberg Investment Grade Floating Rate ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. The Fund’s benchmark is the Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 5.29%, and the Index was 5.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of Fund performance during the Reporting Period. Overall, markets were volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the U.S. Federal Reserve (the "Fed") was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the entirety of the yield curve, with yields on two-year Treasuries climbing as high as 5.07%, before ending the period at 4.89%, 194 bps higher than the start of the Reporting Period. Credit spreads, boosted by improving investor sentiment, tightened throughout the reporting period resulting in positive returns for the sector. In addition, because of the structure of floating rate securities which pay a variable coupon rate based on SOFR, the Fund experienced positive returns amid the rapidly rising rate environment.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR Bloomberg Investment Grade Floating Rate ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index	Net Asset Value	Market Value	Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index
ONE YEAR	5.29%	6.05%	5.38%	5.29%	6.05%	5.38%
FIVE YEARS	10.35%	10.48%	11.77%	1.99%	2.01%	2.25%
TEN YEARS	17.00%	16.05%	19.38%	1.58%	1.50%	1.79%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR Bloomberg Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
International Bank for Reconstruction & Development 5.52% 8/19/2027	1.5%
International Bank for Reconstruction & Development 5.38% 1/12/2027	1.3
European Bank for Reconstruction & Development 5.22% 4/14/2026	1.2
International Bank for Reconstruction & Development 5.40% 9/23/2026	1.1
Goldman Sachs Group, Inc. 5.75% 1/24/2025	1.0
TOTAL	6.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	75.3%
Foreign Government Obligations	23.0
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financial	60.3%
Government	19.6
Consumer, Cyclical	5.5
Utilities	3.2
Consumer, Non-cyclical	3.0
Communications	2.8
Industrial	2.7
Energy	0.9
Technology	0.2
Basic Materials	0.1
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Municipal Yield Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 1.45%, and the Index was 3.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights and tax withholdings, contributed to the difference between the Fund’s performance and that of the Index.
Credit spread widened over the course of the Reporting Period, moving from 242 basis points to 246 basis points, however peaking in early 2023 at 261 basis points. Similar to investment grade bonds, longer dated high yield bonds outperformed during the Reporting Period as interest rate expectations cooled and additional income benefited performance.
Security selection was the largest detractor from performance during the Reporting Period. Curve positioning was a detractor from performance, with duration slightly shorter than the benchmark. Rating allocation was a slight detractor from performance, as was sector allocation. An overweight in bonds maturing in less than 2 years and 22+ years hurt performance. An underweight in unrated bonds aided performance, but was offset by an overweight in bonds rated double-B and single-B. An underweight to hospital and an overweight in special tax bonds aided performance but was offset by an overweight in water/sewer, state general obligation, and housing and an underweight in transportation and in industrial development revenue bonds.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top contributors to the Fund’s performance during the Reporting Period were The Children’s Trust Fund Revenue, Puerto Rico Sales Tax Financing Corp., Tobacco Settlement, Florida Brightline Rail, and Inland Empire California Tobacco. The largest detractors from the Fund’s performance during the Reporting Period were New Jersey Transportation Trust, California Health Commonspirit and Capital Trust Agency Senior Living Revenue American Eagle bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Municipal Yield Index(1)	Net Asset Value	Market Value	Bloomberg Municipal Yield Index(1)
ONE YEAR	1.45%	1.28%	3.18%	1.45%	1.28%	3.18%
FIVE YEARS	6.55%	6.61%	14.24%	1.28%	1.29%	2.70%
TEN YEARS	36.49%	38.75%	49.84%	3.16%	3.33%	4.13%
(1)	The Bloomberg Municipal Yield Index reflects linked performance returns of both the Bloomberg Municipal Yield Index and S&P Municipal Yield Index. The index returns are reflective of the S&P Municipal Yield Index from June 30, 2013 until October 1, 2019 and of the Bloomberg Municipal Yield Index effective October 1, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Buckeye Tobacco Settlement Financing Authority Revenue, OH 5.00% 6/1/2055	1.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR 4.78% 7/1/2058	1.4
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR 5.00% 7/1/2058	1.1
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR 4.75% 7/1/2053	1.0
San Joaquin Hills Transportation Corridor Agency Revenue, CA 5.25% 1/15/2044	0.7
TOTAL	6.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Municipal Bonds & Notes	98.3%
Common Stocks	0.0 *
Short-Term Investment	0.9
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2023

% of Total Investments
California	13.2%
Puerto Rico	12.6
Illinois	8.6
New York	7.9
Florida	6.3
Texas	5.2
Ohio	4.6
Pennsylvania	4.0
Colorado	3.6
Wisconsin	2.9
TOTAL	68.9%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
19

SPDR Nuveen Bloomberg Municipal Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Nuveen Bloomberg Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Municipal Managed Money 1-25 Years Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 2.68%, and the Index was 3.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security selection, cash drag, the cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Selection was the primary driver of Fund performance during the Reporting Period. The Reporting Period consisted of widely different market environments, with the first four months continuing the historic sell off before a considerable rally and remaining volatility throughout the remainder of the Reporting Period.
Overall, longer positioned bonds outperformed as interest expectations stabilized and additional income was additive to returns. The Fund benefited from an overweight in bonds maturing in greater than 17 years, though this was offset by an underweight to 6 to 8 years and less than 2 years. Sector allocation was a slight detractor from performance, as an overweight to special tax bonds aided performance but was offset by an underweight to local general obligation bonds and leasing bonds. Rating allocation was in line with the benchmark during this period.
Security selection was the largest detractor from performance during the Reporting Period. Security selection represents a number of different factors when explaining municipal performance, and includes those attributes that are not accounted for after considering curve positioning, rating and sector allocation. This can include coupon structure, relative state exposure, as well as weighting of holdings as compared to the benchmark. This often is representative of the impact sampling has on performance, as replication is difficult within the municipal markets as indices hold nearly 20,000 different holdings.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Commonwealth of Massachusetts General Obligation, New Mexico State Severance Tax, and Salt River Project Electric Revenue bonds. The largest detractors from the Fund’s performance during the Reporting Period were Pflugerville Independent School District, California State University System Revenue and Kansas Development Finance Authority Revolving Fund bonds.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR Nuveen Bloomberg Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Municipal Managed Money 1-25 Years Index	Net Asset Value	Market Value	Bloomberg Municipal Managed Money 1-25 Years Index
ONE YEAR	2.68%	2.86%	3.50%	2.68%	2.86%	3.50%
FIVE YEARS(1) (2)	6.09%	6.44%	9.21%	1.19%	1.26%	1.78%
TEN YEARS(1) (2)	25.53%	26.81%	31.07%	2.30%	2.40%	2.74%
(1)	Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Municipal Managed Money Index to the Bloomberg Municipal Managed 1-25 Years Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 2, 2019.
(2)	The index returns are reflective of the Bloomberg Municipal Managed Money Index from fund June 30, 2011 until January 2, 2019 and of the Bloomberg Municipal Managed Money 1-25 Years Index effective January 2, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.23%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR Nuveen Bloomberg Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
City of New York, General Obligation, NY 5.25% 4/1/2044	0.6%
Salt River Project Agricultural Improvement & Power District Revenue, AZ 5.00% 1/1/2031	0.5
Massachusetts Development Finance Agency Revenue, MA 5.00% 11/15/2032	0.5
Pflugerville Independent School District, General Obligation, TX 5.00% 2/15/2034	0.5
University of California Revenue, CA 5.00% 5/15/2043	0.5
TOTAL	2.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Municipal Bonds & Notes	101.0%
Short-Term Investment	0.7
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2023

% of Total Investments
New York	20.9%
California	19.4
Texas	11.2
Washington	4.4
Massachusetts	3.4
Maryland	3.3
Florida	3.0
Connecticut	2.9
Georgia	2.2
District of Columbia	2.1
TOTAL	72.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
22

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Managed Money Municipal Short Term Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 0.35%, and the Index was 0.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security selection, cash drag, the cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The past 12 months have been a period of many different markets, with interest rates moving considerably higher, the market bottoming in late October before rallying over the next few months and then a volatile 2023. Inside of 10 years the curve flattened considerably, with the 10-year yielding only 3 basis points more than a 2 year bond, which is 74 basis points flatter than a year earlier. Due to this flattening, the Funds shorter positioning hurt performance.
The Fund’s duration positioning was a detractor from performance, as was rating and sector allocation. Selection was the largest detractor from performance. An underweight in bonds maturing in greater than 4 to 6 years hurt performance. An underweight in education bonds hurt performance.
Security selection was the largest detractor to performance during the Reporting Period.  Security selection represents a number of different factors when explaining municipal performance, and includes those attributes that are not accounted for after considering curve positioning, rating and sector allocation. This can include coupon structure, relative state exposure, as well as weighting of holdings as compared to the benchmark. This often is representative of the impact sampling has on performance, as replication is difficult within the municipal markets as indices hold nearly 20,000 different holdings.
On an individual security level, the top contributors to performance were California State Refunding Various Purpose, Orange County Transportation Authority Revenue, and San Antonio Water Revenue Bonds. Top Performers were largely bonds purchased in the fall, or held all year. Largest detractors included Massachusetts Bay Transit Authority Sales Tax Revenue, New York Dormitory Authority State Personal Income Tax and Multnomah County School District Portland bonds. Largest detractors tended to be bonds sold during the fall or purchased in early 2023.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
23

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Managed Money Municipal Short Term Index	Net Asset Value	Market Value	Bloomberg Managed Money Municipal Short Term Index
ONE YEAR	0.35%	0.32%	0.81%	0.35%	0.32%	0.81%
FIVE YEARS(1) (2)	3.33%	3.39%	4.80%	0.66%	0.67%	0.94%
TEN YEARS(1) (2)	8.36%	8.94%	11.23%	0.81%	0.86%	1.07%
(1)	Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Municipal Managed Money Index to the Bloomberg Municipal Managed 1-25 Years Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 2, 2019.
(2)	The index returns are reflective of the Bloomberg Municipal Managed Money Index from fund June 30, 2011 until January 2, 2019 and of the Bloomberg Municipal Managed Money 1-25 Years Index effective January 2, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
24

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Orange County Transportation Authority Revenue, CA 5.00% 10/15/2024	1.8%
New York City Municipal Water Finance Authority Revenue, NY 5.00% 6/15/2026	1.2
State of California, General Obligation, CA 5.00% 10/1/2026	1.0
State of California, General Obligation, CA 4.00% 10/1/2024	0.9
Chino Basin Regional Financing Authority Revenue, CA 4.00% 11/1/2025	0.8
TOTAL	5.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Municipal Bonds & Notes	99.8%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2023

% of Total Investments
California	21.3%
New York	18.7
Texas	9.4
Connecticut	5.0
Washington	4.2
Maryland	4.2
Massachusetts	3.3
Virginia	2.9
Georgia	2.6
Ohio	2.4
TOTAL	74.0%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
25

SPDR Bloomberg Convertible Securities ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets. The Fund’s benchmark is the Bloomberg U.S. Convertible Liquid Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 10.83%, and the Index was 11.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of Fund performance during the Reporting Period. Overall, markets were volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the U.S. Federal Reserve (the "Fed”) was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw credit spreads tighten throughout the period as investors shifted to a risk-on sentiment. Equity indices saw the largest gains throughout the Reporting Period, with the S&P500 Index increasing by 17.7% from the start to the end of the period, contributing to positive absolute returns for the convertible bond index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were MARA 1 12/01/26, RCL 6 08/15/25, and FUBO 3.25 02/15/26. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were YY 0.75 06/15/25, AVYA 2.25 06/15/23, and SDC 0 02/01/26.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

SPDR Bloomberg Convertible Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Convertible Liquid Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Convertible Liquid Bond Index
ONE YEAR	10.83%	10.93%	11.36%	10.83%	10.93%	11.36%
FIVE YEARS	53.98%	54.41%	58.77%	9.02%	9.08%	9.69%
TEN YEARS	151.69%	151.30%	167.81%	9.67%	9.65%	10.35%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Convertible Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
27

SPDR Bloomberg Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Palo Alto Networks, Inc. 0.38% 6/1/2025	2.5%
Wells Fargo & Co. 7.50% 12/31/2049	2.1
Bank of America Corp. 7.25% 12/31/2049	1.7
Ford Motor Co. Zero Coupon, 3/15/2026	1.2
Royal Caribbean Cruises Ltd. 6.00% 8/15/2025	1.2
TOTAL	8.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	57.8%
Convertible Bonds	31.0
Preferred Stocks	7.0
Convertible Preferred Stocks	3.3
Common Stocks	0.1
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Communications	22.7%
Technology	20.5
Consumer, Non-cyclical	16.8
Consumer, Cyclical	13.4
Utilities	8.7
Financial	8.5
Energy	4.1
Industrial	3.9
Basic Materials	0.6
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
28

SPDR Bloomberg High Yield Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund’s benchmark is the Bloomberg High Yield Very Liquid Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 8.18%, and the Index was 9.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as improving investor sentiment were the primary drivers of Fund performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (the "Fed”) policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw high yield credit spreads tighten from a peak of 569 bps in July to 385 bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit: high yield spreads widened 105 bps in just one week. Once the threat of market contagion subsided, high yield spreads tightened once more, ending the Reporting Period at 390 bps, 179 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were on an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were HOME 7.125 07/15/29, SIGHCO 7.875 05/15/26 and STCITY 6.5 01/15/28. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were EVHC 8.75 10/15/26, DSPORT 6.625 08/15/26, and MNK 10 06/15/29.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
29

SPDR Bloomberg High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg High Yield Very Liquid Index	Net Asset Value	Market Value	Bloomberg High Yield Very Liquid Index
ONE YEAR	8.18%	8.13%	9.08%	8.18%	8.13%	9.08%
FIVE YEARS	12.53%	13.18%	15.84%	2.39%	2.51%	2.98%
TEN YEARS	35.79%	36.16%	47.72%	3.11%	3.13%	3.98%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
30

SPDR Bloomberg High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Medline Borrower LP 3.88% 4/1/2029	0.4%
TransDigm, Inc. 6.25% 3/15/2026	0.4
Cloud Software Group, Inc. 6.50% 3/31/2029	0.4
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/2026	0.4
DISH Network Corp. 11.75% 11/15/2027	0.4
TOTAL	2.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	97.6%
Common Stocks	0.0 *
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Consumer, Cyclical	23.9%
Communications	16.1
Consumer, Non-cyclical	15.7
Industrial	10.9
Energy	10.2
Financial	9.6
Technology	4.4
Basic Materials	4.2
Utilities	2.5
Diversified	0.1
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
31

SPDR Bloomberg Short Term High Yield Bond ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. The Fund’s benchmark is the Bloomberg U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 9.37%, and the Index was 9.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as improving investor sentiment were the primary drivers of Fund performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (the "Fed”) policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw high yield credit spreads tighten from a peak of 569 bps in July to 385 bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit: high yield spreads widened 105 bps in just one week. Once the threat of market contagion subsided, high yield spreads tightened once more, ending the Reporting Period at 390 bps, 179 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were CPS 5.625 11/15/26, SIGHCO 7.875 05/15/26, and USLBMH 7.75 04/01/27. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were EVHC 8.75 10/15/26, WGALLC 10.375 08/15/25, and CBSR 6.5 05/01/27.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
32

SPDR Bloomberg Short Term High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	Net Asset Value	Market Value	Bloomberg U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
ONE YEAR	9.37%	9.53%	9.47%	9.37%	9.53%	9.47%
FIVE YEARS	18.53%	19.00%	18.47%	3.46%	3.54%	3.45%
TEN YEARS	41.48%	41.18%	48.35%	3.53%	3.51%	4.02%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
33

SPDR Bloomberg Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.7%
Carnival Corp. 5.75% 3/1/2027	0.7
Caesars Entertainment, Inc. 6.25% 7/1/2025	0.7
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 5/1/2027	0.6
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/2026	0.6
TOTAL	3.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	98.5%
Senior Floating Rate Loans	0.1
Common Stocks	0.0 *
Warrants	0.0 *
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Consumer, Cyclical	25.7%
Communications	16.0
Consumer, Non-cyclical	12.7
Energy	11.8
Industrial	11.8
Financial	11.5
Basic Materials	3.2
Utilities	2.9
Technology	2.6
Diversified	0.4
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
34

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade U.S. corporate bond market. The Fund’s benchmark is the MarketAxess U.S. Investment Grade 400 Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 2.47%, and the Index was 2.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management Fees and expenses and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of Fund performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (the “Fed”) policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw credit spreads tighten from a peak of 165 bps in October to 115 bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit, with spreads widening 48 bps in just one week. Once the threat of market contagion subsided, credit spreads tightened once more, ending the Reporting Period at 123 bps, 35 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
35

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MarketAxess U.S. Investment Grade 400 Corporate Bond Index	Net Asset Value	Market Value	MarketAxess U.S. Investment Grade 400 Corporate Bond Index
ONE YEAR	2.47%	2.66%	2.57%	2.47%	2.66%	2.57%
SINCE INCEPTION(1)	0.59%	1.51%	0.73%	0.52%	1.33%	0.64%
(1)	For the period May 11, 2022 to June 30, 2023. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/11/22, 5/12/23, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MarketAxess Investment Grade 400 Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
36

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Morgan Stanley 3.13% 7/27/2026	1.0%
Bank of America Corp. 4.57% 4/27/2033	1.0
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.9
CVS Health Corp. 5.05% 3/25/2048	0.8
UBS Group AG 4.19% 4/1/2031	0.7
TOTAL	4.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	98.4%
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
37

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$ 23,401,289	$ 23,141,771
2.00%, 1/15/2026	35,487,303	35,026,022
2.38%, 1/15/2025	49,428,550	48,932,543
2.38%, 1/15/2027	24,335,115	24,470,135
2.50%, 1/15/2029	25,503,371	26,287,078
3.38%, 4/15/2032	12,798,846	14,573,694
3.63%, 4/15/2028	34,263,910	36,797,604
3.88%, 4/15/2029	44,386,858	49,071,090
U.S. Treasury Inflation-Indexed Notes:
0.13%, 1/15/2023	2,556	2,556
0.13%, 7/15/2024	51,031,900	49,519,305
0.13%, 10/15/2024	39,989,894	38,581,295
0.13%, 4/15/2025	39,918,707	37,986,122
0.13%, 10/15/2025	37,327,614	35,406,232
0.13%, 4/15/2026	44,979,611	42,187,238
0.13%, 7/15/2026	45,295,397	42,558,018
0.13%, 10/15/2026	39,690,784	37,123,289
0.13%, 4/15/2027	29,066,056	26,908,713
0.13%, 1/15/2030	49,810,345	44,708,283
0.13%, 7/15/2030	47,548,254	42,654,222
0.13%, 1/15/2031	52,185,470	46,406,953
0.13%, 7/15/2031	49,085,473	43,565,382
0.13%, 1/15/2032	51,471,208	45,347,175
0.25%, 1/15/2025	48,632,464	46,625,242
0.25%, 7/15/2029	50,562,946	46,202,881
0.38%, 7/15/2025	52,748,886	50,494,341
0.38%, 1/15/2027	46,787,540	43,911,249
0.38%, 7/15/2027	41,223,449	38,653,828
0.50%, 4/15/2024	50,087	48,882
0.50%, 1/15/2028	46,024,200	43,066,838
0.63%, 1/15/2026	54,477,803	51,965,575
0.63%, 7/15/2032	52,023,520	47,853,395
0.75%, 7/15/2028	40,254,875	38,172,967
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$ 40,910,044	$ 38,749,667
1.13%, 1/15/2033 (a)	46,020,899	44,124,031
1.25%, 4/15/2028	31,949,059	30,917,022
1.63%, 10/15/2027	37,075,982	36,543,386
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,474,173,400)		1,348,584,024
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b) (c)	593,843	593,843
State Street Navigator Securities Lending Portfolio II (d) (e)	27,417,796	27,417,796
TOTAL SHORT-TERM INVESTMENTS (Cost $28,011,639)		28,011,639
TOTAL INVESTMENTS — 101.3% (Cost $1,502,185,039)		1,376,595,663
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(17,221,859)
NET ASSETS — 100.0%		$ 1,359,373,804
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,348,584,024	$—	$1,348,584,024
Short-Term Investments	28,011,639	—	—	28,011,639
TOTAL INVESTMENTS	$28,011,639	$1,348,584,024	$—	$1,376,595,663
See accompanying notes to financial statements.
38

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,813,733	$1,813,733	$ 108,844,745	$ 110,064,635	$—	$—	593,843	$ 593,843	$ 59,964
State Street Navigator Securities Lending Portfolio II	—	—	1,211,500,328	1,184,082,532	—	—	27,417,796	27,417,796	94,202
Total		$1,813,733	$1,320,345,073	$1,294,147,167	$—	$—		$ 28,011,639	$154,166
See accompanying notes to financial statements.
39

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9% (a)
U.S. Treasury Bill:
4.57%, 7/6/2023	$ 1,914,622,000	$ 1,913,832,621
4.72%, 7/18/2023	1,333,089,000	1,330,299,231
4.85%, 7/5/2023	1,520,598,000	1,520,183,531
4.85%, 7/25/2023	1,332,721,000	1,328,648,791
4.90%, 7/11/2023	1,332,949,000	1,331,476,091
4.93%, 8/8/2023	675,676,000	672,208,093
4.94%, 8/31/2023	2,083,985,000	2,066,355,466
4.95%, 7/20/2023	1,970,945,000	1,966,284,405
4.97%, 8/29/2023	675,898,000	670,402,665
4.98%, 8/15/2023	675,728,000	671,574,361
5.00%, 8/1/2023	675,625,000	672,869,713
5.03%, 8/3/2023	1,971,222,000	1,962,541,704
5.05%, 7/27/2023	1,970,832,000	1,964,241,203
5.06%, 8/17/2023	1,971,234,000	1,958,514,613
5.06%, 8/22/2023	675,692,000	670,844,849
5.07%, 8/10/2023	2,609,710,000	2,595,571,531
5.23%, 7/13/2023	2,609,799,000	2,606,169,736
5.25%, 8/24/2023	1,970,889,000	1,956,142,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,851,275,832)		27,858,160,979
Shares
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b) (c)	320,751,315	320,751,315
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	863,662,500	$ 863,662,500
TOTAL SHORT-TERM INVESTMENTS (Cost $1,184,413,815)		1,184,413,815
TOTAL INVESTMENTS — 103.1% (Cost $29,035,689,647)		29,042,574,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(865,367,969)
NET ASSETS — 100.0%		$28,177,206,825
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$27,858,160,979	$—	$27,858,160,979
Short-Term Investments	1,184,413,815	—	—	1,184,413,815
TOTAL INVESTMENTS	$1,184,413,815	$27,858,160,979	$—	$29,042,574,794
See accompanying notes to financial statements.
40

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	37,781,225	$37,781,225	$ 7,048,225,162	$ 6,765,255,072	$—	$—	320,751,315	$ 320,751,315	$10,295,154
State Street Navigator Securities Lending Portfolio II	—	—	11,566,202,333	10,702,539,833	—	—	863,662,500	863,662,500	2,027,695
Total		$37,781,225	$18,614,427,495	$17,467,794,905	$—	$—		$1,184,413,815	$12,322,849
See accompanying notes to financial statements.
41

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bill:
Zero Coupon, 11/16/2023	$ 88,777,000	$ 87,039,733
Zero Coupon, 11/24/2023	93,997,000	92,048,693
Zero Coupon, 4/18/2024	59,157,000	56,701,496
Zero Coupon, 5/16/2024	62,663,000	59,807,374
4.68%, 3/21/2024	59,443,000	57,228,995
4.70%, 1/25/2024	59,158,000	57,456,453
4.77%, 9/21/2023	83,521,000	82,563,014
4.79%, 12/28/2023	59,178,000	57,645,861
4.82%, 10/19/2023	161,853,000	159,327,486
4.84%, 9/7/2023	142,712,000	141,368,485
4.84%, 10/12/2023	161,853,000	159,497,989
4.85%, 10/5/2023	142,681,000	140,753,488
4.90%, 11/9/2023	170,585,000	167,414,582
4.92%, 2/22/2024	59,150,000	57,200,327
5.01%, 9/12/2023	62,663,000	62,028,080
5.03%, 9/5/2023	62,615,000	62,044,229
5.04%, 11/2/2023	142,710,000	140,193,622
5.06%, 11/30/2023	156,652,000	153,258,744
5.08%, 9/14/2023	83,527,000	82,652,860
5.10%, 9/19/2023	67,881,000	67,121,870
5.18%, 9/28/2023	83,546,000	82,504,181
5.20%, 10/26/2023	161,794,000	159,106,422
5.24%, 9/26/2023	73,101,000	72,214,672
Security Description	Principal Amount	Value
5.32%, 10/3/2023	$ 76,591,000	$ 75,579,552
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,334,290,117)		2,332,758,208
	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07%(b) (c)	8,801,612	8,801,612
TOTAL INVESTMENTS — 100.0% (Cost $2,343,091,729)		2,341,559,820
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(187,248)
NET ASSETS — 100.0%		$ 2,341,372,572
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,332,758,208	$—	$2,332,758,208
Short-Term Investments	8,801,612	—	—	8,801,612
TOTAL INVESTMENTS	$8,801,612	$2,332,758,208	$—	$2,341,559,820

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	244,794	$244,794	$91,239,785	$82,682,967	$—	$—	8,801,612	$8,801,612	$266,026
See accompanying notes to financial statements.
42

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 22.0%
AZERBAIJAN — 0.3%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$ 650,000	$ 659,880
BAHRAIN — 0.2%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	406,016
BRAZIL — 1.8%
Banco do Brasil SA:
4.88%, 1/11/2029	600,000	565,842
6.25%, 4/18/2030	200,000	198,744
Petrobras Global Finance BV:
5.50%, 6/10/2051	500,000	393,940
5.60%, 1/3/2031 (a)	300,000	286,953
6.00%, 1/27/2028	450,000	448,339
6.75%, 1/27/2041	1,319,000	1,256,242
6.85%, 6/5/2115 (a)	486,000	423,384
6.90%, 3/19/2049 (a)	200,000	184,336
		3,757,780
CHILE — 2.3%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	650,000	575,705
3.63%, 8/1/2027	400,000	377,936
3.70%, 1/30/2050	2,850,000	2,151,009
5.13%, 2/2/2033	200,000	197,212
Empresa De Los Ferrocarr SR 3.07%, 8/18/2050	200,000	121,586
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	498,312
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (b)	200,000	167,358
5.25%, 11/6/2029	400,000	387,084
Interchile SA 4.50%, 6/30/2056 (b)	250,000	207,730
		4,683,932
CHINA — 4.4%
Bank of China Ltd.:
1.25%, 6/24/2025	200,000	184,047
5.00%, 11/13/2024	200,000	197,242
China Cinda Finance 2017 I Ltd. 4.75%, 2/8/2028	700,000	670,488
China Construction Bank Corp.:
5 Year CMT + 2.40%, 2.85%, 1/21/2032 (c)	500,000	464,349
5 Year CMT + 1.88%, 4.25%, 2/27/2029 (c)	1,010,000	997,173
China Resources Land Ltd. 5 Year CMT - 5.14%, 3.75%, 12/9/2024 (c)	500,000	480,250
Chinalco Capital Holdings Ltd. 2.13%, 6/3/2026	250,000	225,379
Security Description	Principal Amount	Value
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028	$ 500,000	$ 484,860
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	192,276
4.38%, 5/2/2028	900,000	883,638
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025	200,000	190,090
Industrial & Commercial Bank of China Ltd.:
4.88%, 9/21/2025	200,000	195,652
5 Year CMT + 2.37%, 3.20%, 9/24/2026 (c)	850,000	791,562
Sinopec Group Overseas Development 2015 Ltd. 3.25%, 4/28/2025	200,000	191,958
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	300,000	272,262
2.15%, 5/13/2025	200,000	188,012
2.30%, 1/8/2031	1,163,000	1,007,216
State Grid Overseas Investment 2013 Ltd. 4.38%, 5/22/2043 (b)	200,000	189,406
State Grid Overseas Investment BVI Ltd.:
1.63%, 8/5/2030	700,000	580,365
3.50%, 5/4/2027	500,000	478,635
		8,864,860
COLOMBIA — 0.5%
Ecopetrol SA:
5.38%, 6/26/2026	200,000	191,070
5.88%, 5/28/2045	429,000	292,634
6.88%, 4/29/2030	400,000	364,132
8.88%, 1/13/2033	150,000	148,392
		996,228
INDIA — 0.9%
Greenko Dutch BV 3.85%, 3/29/2026	329,000	295,093
Indian Oil Corp. Ltd. 4.75%, 1/16/2024	750,000	744,330
Indian Railway Finance Corp. Ltd. 2.80%, 2/10/2031	500,000	415,980
REC Ltd. 5.63%, 4/11/2028	300,000	297,255
		1,752,658
INDONESIA — 1.1%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	954,000	929,024
5.80%, 5/15/2050	222,000	198,075
Pertamina Persero PT:
4.18%, 1/21/2050	250,000	200,018
5.63%, 5/20/2043	200,000	194,000

See accompanying notes to financial statements.
43

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	$ 500,000	$ 478,685
5.45%, 5/21/2028	200,000	200,574
		2,200,376
ISRAEL — 0.2%
Israel Electric Corp. Ltd.:
3.75%, 2/22/2032 (b)	200,000	170,578
Series GMTN, 4.25%, 8/14/2028 (b)	200,000	186,102
		356,680
KAZAKHSTAN — 0.8%
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	808,000	766,639
5.38%, 4/24/2030	850,000	788,383
6.38%, 10/24/2048	200,000	170,651
		1,725,673
MALAYSIA — 2.2%
Misc Capital Two Labuan Ltd. 3.75%, 4/6/2027	800,000	749,304
Petronas Capital Ltd.:
2.48%, 1/28/2032	500,000	419,705
3.40%, 4/28/2061 (a)	464,000	335,064
3.50%, 4/21/2030 (a)	1,000,000	927,600
4.50%, 3/18/2045 (a)	700,000	649,663
4.55%, 4/21/2050	950,000	878,389
Petronas Energy Canada Ltd. 2.11%, 3/23/2028	200,000	177,552
TNB Global Ventures Capital Bhd 3.24%, 10/19/2026	250,000	230,725
		4,368,002
MEXICO — 1.8%
Comision Federal de Electricidad 3.35%, 2/9/2031	200,000	157,492
Mexico City Airport Trust 5.50%, 7/31/2047	200,000	175,580
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	328,096
5.95%, 1/28/2031	300,000	219,114
6.49%, 1/23/2027	400,000	355,108
6.50%, 3/13/2027	1,400,000	1,243,732
6.70%, 2/16/2032	861,000	655,918
6.75%, 9/21/2047	400,000	250,472
6.88%, 8/4/2026	300,000	279,243
6.95%, 1/28/2060	100,000	62,299
		3,727,054
MOROCCO — 0.3%
OCP SA:
3.75%, 6/23/2031	400,000	330,048
5.13%, 6/23/2051	400,000	290,208
		620,256
Security Description	Principal Amount	Value
OMAN — 0.3%
OQ SAOC 5.13%, 5/6/2028	$ 500,000	$ 473,432
Oryx Funding Ltd. 5.80%, 2/3/2031	200,000	193,070
		666,502
PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	418,000	322,016
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	540,023
		862,039
PERU — 1.0%
Consorcio Transmantaro SA 5.20%, 4/11/2038 (b)	250,000	230,393
Petroleos del Peru SA:
4.75%, 6/19/2032	609,000	457,024
5.63%, 6/19/2047	1,990,000	1,285,440
		1,972,857
QATAR — 0.4%
Ooredoo International Finance Ltd.:
2.63%, 4/8/2031	600,000	516,430
Series REGS, 3.75%, 6/22/2026	200,000	193,862
		710,292
SAUDI ARABIA — 0.7%
Gaci First Investment Co. 5.00%, 10/13/2027	200,000	198,858
SA Global Sukuk Ltd. 1.60%, 6/17/2026	200,000	180,786
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	332,400
3.25%, 11/24/2050	300,000	207,780
4.25%, 4/16/2039	250,000	219,822
4.38%, 4/16/2049	400,000	340,604
		1,480,250
SOUTH AFRICA — 0.6%
Eskom Holdings SOC Ltd.:
6.35%, 8/10/2028	400,000	372,032
7.13%, 2/11/2025	404,000	396,356
Transnet SOC Ltd. 8.25%, 2/6/2028	400,000	388,500
		1,156,888
THAILAND — 0.1%
PTTEP Treasury Center Co. Ltd. 2.59%, 6/10/2027	300,000	273,216
TRINIDAD AND TOBAGO — 0.2%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029	400,000	415,648

See accompanying notes to financial statements.
44

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Ports Co. PJSC 2.50%, 5/6/2031	$ 400,000	$ 338,358
DAE Funding LLC 3.38%, 3/20/2028	475,000	426,798
DP World Ltd.:
5.63%, 9/25/2048	1,000,000	932,610
6.85%, 7/2/2037 (b)	200,000	216,958
DP World Salaam 5 Year CMT + 5.75%, 6.00%, 10/1/2025 (c)	400,000	395,952
Emirates NBD Bank PJSC:
5.63%, 10/21/2027	500,000	512,825
6 year CMT + 3.66%, 6.13%, 3/20/2025 (c)	200,000	197,054
		3,020,555
TOTAL CORPORATE BONDS & NOTES (Cost $49,105,162)		44,677,642
FOREIGN GOVERNMENT OBLIGATIONS — 75.9%
ANGOLA — 1.2%
Angolan Government International Bonds:
Series REGS, 8.25%, 5/9/2028	704,000	623,392
Series REGS, 8.75%, 4/14/2032	1,400,000	1,175,650
Series REGS, 9.13%, 11/26/2049	500,000	385,000
Series REGS, 9.38%, 5/8/2048	250,000	197,500
		2,381,542
ARGENTINA — 0.1%
Argentina Government International Bonds 1.00%, 7/9/2029	750,000	243,690
ARMENIA — 0.1%
Republic of Armenia International Bonds Series REGS, 3.60%, 2/2/2031	300,000	234,750
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bonds:
3.50%, 9/1/2032	300,000	256,163
Series REGS, 4.75%, 3/18/2024	100,000	98,762
		354,925
BAHAMAS — 0.2%
Bahamas Government International Bonds Series REGS, 6.00%, 11/21/2028	500,000	399,590
Security Description	Principal Amount	Value
BAHRAIN — 2.9%
Bahrain Government International Bonds:
4.25%, 1/25/2028	$ 350,000	$ 322,350
Series REGS, 5.25%, 1/25/2033	1,500,000	1,304,025
Series REGS, 5.45%, 9/16/2032	808,000	719,548
Series REGS, 6.00%, 9/19/2044	400,000	317,500
Series REGS, 7.00%, 1/26/2026	1,594,000	1,622,405
7.00%, 10/12/2028	300,000	307,149
Series REGS, 7.50%, 9/20/2047	500,000	454,085
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	749,000	743,473
		5,790,535
BERMUDA — 0.3%
Bermuda Government International Bonds:
Series REGS, 2.38%, 8/20/2030	200,000	166,744
Series REGS, 3.38%, 8/20/2050	200,000	137,822
5.00%, 7/15/2032	400,000	392,724
		697,290
BOLIVIA — 0.1%
Bolivia Government International Bonds Series REGS, 4.50%, 3/20/2028	450,000	288,765
BRAZIL — 3.3%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,400,000	1,208,116
3.88%, 6/12/2030	800,000	710,632
4.50%, 5/30/2029	787,000	744,117
4.63%, 1/13/2028	800,000	776,552
4.75%, 1/14/2050	1,263,000	931,096
5.00%, 1/27/2045	600,000	468,894
5.63%, 1/7/2041	600,000	531,432
5.63%, 2/21/2047	185,000	156,177
6.00%, 4/7/2026	600,000	614,412
6.00%, 10/20/2033	300,000	296,601
8.25%, 1/20/2034	200,000	229,520
		6,667,549
CHILE — 2.3%
Chile Government International Bonds:
2.55%, 1/27/2032	200,000	171,106
2.55%, 7/27/2033	316,000	258,425
3.10%, 5/7/2041	500,000	376,860
3.10%, 1/22/2061	200,000	130,906
3.24%, 2/6/2028	1,200,000	1,126,177

See accompanying notes to financial statements.
45

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50%, 1/31/2034	$ 1,500,000	$ 1,322,490
3.50%, 1/25/2050	300,000	225,741
3.86%, 6/21/2047	835,000	684,257
4.34%, 3/7/2042	500,000	444,545
		4,740,507
CHINA — 0.7%
China Government International Bonds:
1.25%, 10/26/2026	400,000	356,856
2.50%, 10/26/2051 (b)	300,000	208,305
2.75%, 12/3/2039	600,000	476,857
4.00%, 10/19/2048	300,000	275,918
		1,317,936
COLOMBIA — 3.9%
Colombia Government International Bonds:
3.00%, 1/30/2030	300,000	233,565
3.13%, 4/15/2031	400,000	302,900
3.25%, 4/22/2032	462,000	341,972
3.88%, 4/25/2027	700,000	634,382
3.88%, 2/15/2061	250,000	140,040
4.13%, 2/22/2042	250,000	159,105
4.13%, 5/15/2051	200,000	119,920
4.50%, 1/28/2026	90,000	85,606
4.50%, 3/15/2029	1,300,000	1,139,021
5.00%, 6/15/2045	600,000	416,334
5.20%, 5/15/2049	1,300,000	904,735
5.63%, 2/26/2044	500,000	373,325
6.13%, 1/18/2041	1,750,000	1,427,178
7.38%, 9/18/2037	400,000	381,136
7.50%, 2/2/2034	1,056,000	1,035,978
8.00%, 4/20/2033	300,000	305,985
		8,001,182
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
Series REGS, 5.63%, 4/30/2043	176,000	151,709
Series REGS, 6.13%, 2/19/2031	800,000	794,552
Series REGS, 7.00%, 4/4/2044	206,000	200,644
Series REGS, 7.16%, 3/12/2045	541,000	535,806
		1,682,711
DOMINICAN REPUBLIC — 3.3%
Dominican Republic International Bonds:
Series REGS, 4.88%, 9/23/2032	850,000	724,277
Series REGS, 5.30%, 1/21/2041	500,000	395,095
5.50%, 2/22/2029	1,200,000	1,126,020
Security Description	Principal Amount	Value
Series REGS, 5.88%, 1/30/2060	$ 400,000	$ 309,480
Series REGS, 6.00%, 7/19/2028	950,000	924,350
6.00%, 2/22/2033	800,000	737,816
Series REGS, 6.40%, 6/5/2049	1,400,000	1,188,922
Series REGS, 6.50%, 2/15/2048	400,000	346,100
Series REGS, 6.88%, 1/29/2026	200,000	201,610
7.05%, 2/3/2031	250,000	250,045
Series REGS, 7.45%, 4/30/2044	498,000	487,706
		6,691,421
ECUADOR — 0.0% (d)
Ecuador Government International Bonds Series REGS, Zero Coupon, 7/31/2030	200,000	57,576
EGYPT — 2.1%
Egypt Government International Bonds:
3.88%, 2/16/2026	200,000	140,671
5.80%, 9/30/2027	400,000	265,000
Series REGS, 5.88%, 6/11/2025	462,000	369,212
Series REGS, 5.88%, 2/16/2031	400,000	219,280
Series REGS, 7.05%, 1/15/2032	457,000	258,114
Series REGS, 7.30%, 9/30/2033	750,000	411,825
Series REGS, 7.50%, 1/31/2027	300,000	217,716
Series REGS, 7.50%, 2/16/2061	400,000	199,712
Series REGS, 7.60%, 3/1/2029	1,250,000	806,375
Series REGS, 7.90%, 2/21/2048	1,480,000	756,546
Series REGS, 8.50%, 1/31/2047	400,000	211,560
8.75%, 9/30/2051	200,000	107,436
Series REGS, 8.88%, 5/29/2050	450,000	241,308
		4,204,755
ETHIOPIA — 0.1%
Ethiopia International Bonds Series REGS, 6.63%, 12/11/2024	200,000	137,393

See accompanying notes to financial statements.
46

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
GABON — 0.2%
Gabon Government International Bonds:
Series REGS, 6.63%, 2/6/2031	$ 400,000	$ 317,000
7.00%, 11/24/2031 (b)	200,000	159,368
		476,368
GEORGIA — 0.1%
Georgia Government International Bonds Series REGS, 2.75%, 4/22/2026	200,000	179,288
GUATEMALA — 0.8%
Guatemala Government Bonds:
3.70%, 10/7/2033	200,000	161,410
Series REGS, 4.50%, 5/3/2026	378,000	361,621
Series REGS, 4.88%, 2/13/2028	300,000	285,276
Series REGS, 6.13%, 6/1/2050	907,000	832,699
		1,641,006
HONDURAS — 0.1%
Honduras Government International Bonds Series REGS, 5.63%, 6/24/2030	300,000	243,201
HUNGARY — 2.0%
Hungary Government International Bonds:
2.13%, 9/22/2031 (b)	650,000	503,321
Series REGS, 3.13%, 9/21/2051	150,000	92,913
5.25%, 6/16/2029	400,000	388,491
6.13%, 5/22/2028	700,000	709,901
6.25%, 9/22/2032	900,000	921,708
6.75%, 9/25/2052	700,000	721,315
7.63%, 3/29/2041	600,000	678,582
		4,016,231
INDIA — 1.5%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	1,300,000	1,050,972
Series REGS, 3.38%, 8/5/2026	550,000	517,061
3.88%, 2/1/2028	1,400,000	1,317,386
5.50%, 1/18/2033	200,000	200,588
		3,086,007
INDONESIA — 4.1%
Indonesia Government International Bonds:
2.15%, 7/28/2031	500,000	410,815
2.85%, 2/14/2030	733,000	652,333
Security Description	Principal Amount	Value
3.40%, 9/18/2029	$ 400,000	$ 369,432
Series REGS, 3.85%, 7/18/2027	200,000	192,100
3.85%, 10/15/2030	600,000	563,382
4.15%, 9/20/2027	500,000	485,065
4.20%, 10/15/2050	558,000	476,554
4.30%, 3/31/2052	500,000	431,810
4.35%, 1/11/2048	488,000	432,929
4.45%, 4/15/2070	282,000	240,149
4.55%, 1/11/2028	200,000	197,484
4.75%, 2/11/2029	100,000	99,618
4.85%, 1/11/2033	400,000	399,704
Series REGS, 5.13%, 1/15/2045	823,000	820,482
5.25%, 1/17/2042	200,000	201,690
5.65%, 1/11/2053	200,000	209,530
Series REGS, 5.95%, 1/8/2046	400,000	433,728
Series REGS, 6.63%, 2/17/2037	200,000	228,562
7.75%, 1/17/2038	500,000	626,200
Series REGS, 8.50%, 10/12/2035	200,000	260,408
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027	700,000	686,693
		8,418,668
IRAQ — 0.2%
Iraq International Bonds 5.80%, 1/15/2028	437,500	401,546
IVORY COAST — 0.3%
Ivory Coast Government International Bonds Series REGS, 6.13%, 6/15/2033	600,000	524,976
JAMAICA — 0.8%
Jamaica Government International Bonds:
6.75%, 4/28/2028	600,000	627,984
7.88%, 7/28/2045	600,000	690,902
8.00%, 3/15/2039	200,000	238,836
		1,557,722
JORDAN — 0.9%
Jordan Government International Bonds:
4.95%, 7/7/2025	200,000	193,532
Series REGS, 5.75%, 1/31/2027	300,000	287,855
Series REGS, 6.13%, 1/29/2026	800,000	784,416
Series REGS, 7.38%, 10/10/2047	500,000	430,010
7.75%, 1/15/2028	200,000	203,416
		1,899,229

See accompanying notes to financial statements.
47

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
KAZAKHSTAN — 0.8%
Kazakhstan Government International Bonds:
Series REGS, 4.88%, 10/14/2044	600,000	$ 540,000
Series REGS, 5.13%, 7/21/2025	$ 500,000	513,750
Series REGS, 6.50%, 7/21/2045	565,000	595,139
		1,648,889
KENYA — 0.7%
Republic of Kenya Government International Bonds:
Series REGS, 6.30%, 1/23/2034	200,000	150,565
Series REGS, 6.88%, 6/24/2024	200,000	189,952
Series REGS, 7.00%, 5/22/2027	416,000	373,360
Series REGS, 8.00%, 5/22/2032	200,000	168,426
Series REGS, 8.25%, 2/28/2048	600,000	457,866
		1,340,169
MALAYSIA — 0.3%
Malaysia Wakala Sukuk Bhd:
Series REGS, 2.07%, 4/28/2031	300,000	258,066
3.08%, 4/28/2051	550,000	422,323
		680,389
MEXICO — 2.8%
Mexico Government International Bonds:
2.66%, 5/24/2031	300,000	249,651
3.25%, 4/16/2030	600,000	534,546
3.75%, 1/11/2028	200,000	190,300
Series EMTN, 3.75%, 4/19/2071	150,000	100,347
3.77%, 5/24/2061	604,000	411,155
4.28%, 8/14/2041	200,000	165,392
4.40%, 2/12/2052	742,000	586,269
4.60%, 1/23/2046	400,000	333,260
4.75%, 4/27/2032	250,000	238,185
Series MTN, 4.75%, 3/8/2044	1,000,000	858,340
5.00%, 4/27/2051	200,000	173,752
5.55%, 1/21/2045	200,000	191,132
Series GMTN, 5.75%, 10/12/2110	150,000	134,061
6.35%, 2/9/2035	1,200,000	1,263,072
Series MTNA, 7.50%, 4/8/2033	200,000	227,082
		5,656,544
Security Description	Principal Amount	Value
MONGOLIA — 0.3%
Mongolia Government International Bonds:
Series REGS, 3.50%, 7/7/2027	$ 200,000	$ 168,758
Series REGS, 5.13%, 4/7/2026	200,000	187,436
8.65%, 1/19/2028	200,000	202,322
		558,516
MOROCCO — 0.8%
Morocco Government International Bonds:
Series REGS, 2.38%, 12/15/2027	200,000	174,538
Series REGS, 3.00%, 12/15/2032	550,000	434,500
Series REGS, 4.00%, 12/15/2050	728,000	489,216
5.95%, 3/8/2028	300,000	302,475
6.50%, 9/8/2033	200,000	205,500
		1,606,229
MOZAMBIQUE — 0.1%
Mozambique International Bonds Series REGS, 5.00%, 9/15/2031 (e)	200,000	150,714
NAMIBIA — 0.1%
Namibia International Bonds Series REGS, 5.25%, 10/29/2025	200,000	189,754
NIGERIA — 1.9%
Nigeria Government International Bonds:
Series REGS, 6.13%, 9/28/2028	200,000	166,238
Series REGS, 6.50%, 11/28/2027	803,000	698,610
Series REGS, 7.14%, 2/23/2030	500,000	418,292
Series REGS, 7.38%, 9/28/2033	350,000	275,124
Series REGS, 7.63%, 11/21/2025	200,000	191,040
Series REGS, 7.63%, 11/28/2047	400,000	283,020
Series REGS, 7.70%, 2/23/2038	200,000	149,500
8.38%, 3/24/2029	300,000	269,625
Series REGS, 8.75%, 1/21/2031	1,200,000	1,073,981
Series REGS, 9.25%, 1/21/2049	300,000	247,875
		3,773,305

See accompanying notes to financial statements.
48

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
OMAN — 3.2%
Oman Government International Bonds:
Series REGS, 4.75%, 6/15/2026	$ 700,000	$ 679,887
Series REGS, 5.38%, 3/8/2027	400,000	392,281
5.63%, 1/17/2028	300,000	296,503
Series REGS, 6.00%, 8/1/2029	1,571,000	1,569,445
Series REGS, 6.25%, 1/25/2031	200,000	202,648
Series REGS, 6.50%, 3/8/2047	400,000	372,000
Series REGS, 6.75%, 10/28/2027	650,000	671,190
Series REGS, 6.75%, 1/17/2048	610,000	585,078
Series REGS, 7.00%, 1/25/2051	600,000	592,915
Series REGS, 7.38%, 10/28/2032	645,000	707,907
Oman Sovereign Sukuk Co. Series REGS, 5.93%, 10/31/2025	400,000	404,500
		6,474,354
PANAMA — 3.5%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	343,791
3.16%, 1/23/2030	515,000	450,738
3.30%, 1/19/2033	1,550,000	1,294,219
3.75%, 4/17/2026	800,000	763,824
3.87%, 7/23/2060	550,000	363,886
3.88%, 3/17/2028	996,000	942,127
4.30%, 4/29/2053	485,000	361,102
4.50%, 5/15/2047	510,000	406,332
4.50%, 4/16/2050	546,000	423,483
4.50%, 4/1/2056	1,815,000	1,359,544
6.70%, 1/26/2036	350,000	374,430
7.13%, 1/29/2026	85,000	88,580
		7,172,056
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bonds Series REGS, 8.38%, 10/4/2028	200,000	186,016
PARAGUAY — 0.8%
Paraguay Government International Bonds:
Series REGS, 4.95%, 4/28/2031	550,000	528,462
Series REGS, 5.00%, 4/15/2026	399,000	395,529
Security Description	Principal Amount	Value
Series REGS, 5.40%, 3/30/2050	$ 900,000	$ 771,525
		1,695,516
PERU — 2.7%
Corp. Financiera de Desarrollo SA Series REGS, 2.40%, 9/28/2027	200,000	174,546
Fondo MIVIVIENDA SA 4.63%, 4/12/2027	400,000	388,032
Peruvian Government International Bonds:
1.86%, 12/1/2032	550,000	423,720
2.39%, 1/23/2026	300,000	279,570
2.78%, 1/23/2031	1,492,000	1,278,271
2.78%, 12/1/2060	75,000	45,686
3.00%, 1/15/2034	800,000	663,888
3.23%, 7/28/2121	700,000	422,142
3.30%, 3/11/2041	200,000	153,796
3.55%, 3/10/2051	250,000	186,827
3.60%, 1/15/2072	500,000	339,250
5.63%, 11/18/2050	605,000	620,367
7.35%, 7/21/2025	300,000	310,797
8.75%, 11/21/2033	200,000	253,132
		5,540,024
PHILIPPINES — 4.7%
Philippines Government International Bonds:
1.65%, 6/10/2031	886,000	703,608
2.46%, 5/5/2030	907,000	783,258
2.65%, 12/10/2045	475,000	320,725
2.95%, 5/5/2045	300,000	215,577
3.00%, 2/1/2028	200,000	185,744
3.20%, 7/6/2046	1,100,000	815,452
3.56%, 9/29/2032	800,000	729,208
3.70%, 3/1/2041	1,111,000	922,597
3.70%, 2/2/2042	300,000	248,964
3.75%, 1/14/2029	641,000	612,751
3.95%, 1/20/2040	338,000	293,590
5.00%, 7/17/2033	500,000	508,450
5.50%, 3/30/2026	500,000	509,825
5.50%, 1/17/2048	600,000	623,202
5.61%, 4/13/2033	200,000	212,006
6.38%, 10/23/2034	476,000	531,578
7.75%, 1/14/2031	400,000	468,410
9.50%, 2/2/2030	500,000	626,402
10.63%, 3/16/2025	209,000	226,579
		9,537,926
POLAND — 1.6%
Republic of Poland Government International Bonds:
3.25%, 4/6/2026	200,000	192,616
4.88%, 10/4/2033	900,000	883,917
5.50%, 11/16/2027	500,000	513,035
5.50%, 4/4/2053	800,000	807,384

See accompanying notes to financial statements.
49

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.75%, 11/16/2032	$ 900,000	$ 944,352
		3,341,304
QATAR — 0.1%
Qatar Government International Bonds Series REGS, 5.75%, 1/20/2042	200,000	219,576
ROMANIA — 1.9%
Romania Government International Bonds:
Series REGS, 3.00%, 2/14/2031	600,000	496,614
3.63%, 3/27/2032	300,000	254,565
Series REGS, 4.00%, 2/14/2051	550,000	391,875
Series REGS, 5.13%, 6/15/2048	1,100,000	937,288
5.25%, 11/25/2027	300,000	292,405
6.00%, 5/25/2034 (b)	500,000	495,817
6.63%, 2/17/2028	800,000	822,064
7.13%, 1/17/2033	200,000	211,826
		3,902,454
RWANDA — 0.1%
Rwanda International Government Bonds Series REGS, 5.50%, 8/9/2031	200,000	150,515
SAUDI ARABIA — 4.3%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	191,250
5.27%, 10/25/2028	200,000	203,972
Saudi Government International Bonds:
Series REGS, 2.25%, 2/2/2033	300,000	241,422
Series REGS, 2.50%, 2/3/2027	200,000	184,250
Series REGS, 2.75%, 2/3/2032	250,000	215,001
2.90%, 10/22/2025	300,000	285,588
Series REGS, 3.25%, 10/26/2026	500,000	473,960
Series REGS, 3.25%, 10/22/2030	600,000	543,900
Series REGS, 3.63%, 3/4/2028	1,638,000	1,549,925
Series REGS, 3.75%, 1/21/2055	200,000	150,928
Series REGS, 4.50%, 4/17/2030	200,000	196,408
Series REGS, 4.50%, 10/26/2046	1,050,000	918,359
Series REGS, 4.50%, 4/22/2060	200,000	173,000
Series REGS, 4.63%, 10/4/2047	400,000	356,508
Security Description	Principal Amount	Value
4.75%, 1/18/2028	$ 400,000	$ 396,242
4.88%, 7/18/2033	1,000,000	998,100
Series REGS, 5.00%, 4/17/2049	400,000	371,696
5.00%, 1/18/2053	600,000	555,120
Series REGS, 5.25%, 1/16/2050	581,000	562,117
5.50%, 10/25/2032	200,000	209,824
		8,777,570
SENEGAL — 0.2%
Senegal Government International Bonds Series REGS, 6.25%, 5/23/2033	400,000	334,472
SERBIA — 0.4%
Serbia International Bonds:
Series REGS, 2.13%, 12/1/2030	700,000	536,995
6.50%, 9/26/2033	300,000	294,027
		831,022
SOUTH AFRICA — 2.3%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	700,000	618,212
4.85%, 9/30/2029	500,000	439,540
4.88%, 4/14/2026	600,000	574,518
5.00%, 10/12/2046	650,000	433,335
5.38%, 7/24/2044	200,000	141,892
5.65%, 9/27/2047	300,000	212,517
5.75%, 9/30/2049	450,000	319,109
5.88%, 9/16/2025	200,000	197,540
5.88%, 6/22/2030	300,000	274,392
5.88%, 4/20/2032	700,000	620,571
6.30%, 6/22/2048	1,200,000	922,284
		4,753,910
SOUTH KOREA — 0.1%
Senegal Government International Bonds 6.25%, 5/23/2033	200,000	166,954
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bonds Series REGS, 7.13%, 9/14/2027	200,000	164,060
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bonds:
Series REGS, 4.50%, 8/4/2026	200,000	195,050
Series REGS, 4.50%, 6/26/2030	250,000	237,848
		432,898

See accompanying notes to financial statements.
50

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
TUNISIA — 0.1%
Tunisian Republic Series REGS, 5.75%, 1/30/2025	$ 200,000	$ 132,120
TURKEY — 4.9%
Turkey Government International Bonds:
4.75%, 1/26/2026	1,100,000	1,002,309
4.88%, 4/16/2043	600,000	387,564
5.13%, 2/17/2028	500,000	434,955
5.25%, 3/13/2030	500,000	410,260
5.75%, 5/11/2047	400,000	274,448
5.88%, 6/26/2031	450,000	375,017
5.95%, 1/15/2031	400,000	337,000
6.00%, 3/25/2027	823,000	749,053
6.00%, 1/14/2041	400,000	294,800
6.13%, 10/24/2028	200,000	178,578
6.38%, 10/14/2025	1,100,000	1,048,960
6.50%, 9/20/2033	800,000	678,504
6.63%, 2/17/2045	1,100,000	841,500
6.75%, 5/30/2040	400,000	317,512
7.63%, 4/26/2029	1,400,000	1,319,934
8.00%, 2/14/2034	100,000	95,763
8.60%, 9/24/2027	200,000	196,950
9.38%, 1/19/2033	350,000	350,910
9.88%, 1/15/2028	700,000	713,195
		10,007,212
UNITED ARAB EMIRATES — 1.7%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	144,199
Finance Department Government of Sharjah:
Series REGS, 4.00%, 7/28/2050	500,000	319,580
Series REGS, 4.38%, 3/10/2051	200,000	136,578
6.50%, 11/23/2032	700,000	720,324
RAK Capital 3.09%, 3/31/2025	793,000	764,468
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	400,000	364,366
3.20%, 7/13/2031	300,000	258,000
3.85%, 4/3/2026	411,000	395,235
4.23%, 3/14/2028	400,000	380,520
		3,483,270
URUGUAY — 2.2%
Uruguay Government International Bonds:
4.38%, 1/23/2031	1,300,000	1,281,592
4.98%, 4/20/2055	400,000	390,512
5.10%, 6/18/2050	1,620,000	1,618,072
5.75%, 10/28/2034	550,000	596,074
7.63%, 3/21/2036	400,000	493,180
		4,379,430
Security Description	Principal Amount	Value
UZBEKISTAN — 0.3%
Republic of Uzbekistan International Bonds:
Series REGS, 3.70%, 11/25/2030	$ 500,000	$ 403,695
3.90%, 10/19/2031 (b)	200,000	161,404
		565,099
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $169,756,299)		154,188,626
	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	468,452	468,546
State Street Navigator Securities Lending Portfolio II (h)(i)	2,433,087	2,433,087
TOTAL SHORT-TERM INVESTMENTS (Cost $2,901,625)		2,901,633
TOTAL INVESTMENTS — 99.3% (Cost $221,763,086)		201,767,901
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,401,258
NET ASSETS — 100.0%		$ 203,169,159
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

See accompanying notes to financial statements.
51

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

MTN	Medium Term Note
MTNA	Medium Term Note, Series A
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 44,677,642	$—	$ 44,677,642
Foreign Government Obligations	—	154,188,626	—	154,188,626
Short-Term Investments	2,901,633	—	—	2,901,633
TOTAL INVESTMENTS	$2,901,633	$198,866,268	$—	$201,767,901

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$41,659,761	$41,190,506	$(717)	$ 8	468,452	$ 468,546	$22,378
State Street Navigator Securities Lending Portfolio II	—	—	23,025,620	20,592,533	—	—	2,433,087	2,433,087	11,534
Total		$—	$64,685,381	$61,783,039	$(717)	$ 8		$2,901,633	$33,912

See accompanying notes to financial statements.
52

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 75.3%
AUTO MANUFACTURERS — 5.0%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.42%, 5.93%, 9/8/2023 (a)	$ 3,393,000	$ 3,394,187
SOFR + 0.92%, 5.94%, 1/12/2026 (a)	5,520,000	5,505,041
BMW U.S. Capital LLC:
SOFR + 0.38%, 5.47%, 8/12/2024 (a) (b)	10,168,000	10,134,547
SOFR + 0.53%, 5.62%, 4/1/2024 (a) (b)	9,048,000	9,043,747
SOFR + 0.84%, 5.93%, 4/1/2025 (a) (b)	4,635,000	4,629,484
Daimler Truck Finance North America LLC:
SOFR + 0.60%, 5.69%, 12/14/2023 (a) (b)	4,210,000	4,204,695
SOFR + 0.75%, 5.84%, 12/13/2024 (a) (b)	5,135,000	5,119,749
SOFR + 1.00%, 6.09%, 4/5/2024 (a) (b) (c)	6,062,000	6,071,093
General Motors Financial Co., Inc.:
SOFR + 0.62%, 5.65%, 10/15/2024 (a) (c)	4,597,000	4,555,489
SOFR + 0.76%, 5.85%, 3/8/2024 (a)	4,646,000	4,626,022
SOFR + 1.04%, 6.13%, 2/26/2027 (a)	5,449,000	5,345,088
SOFR + 1.20%, 6.29%, 11/17/2023 (a)	8,014,000	8,007,589
SOFR + 1.30%, 6.31%, 4/7/2025 (a)	4,474,000	4,458,386
Mercedes-Benz Finance North America LLC SOFR + 0.93%, 6.02%, 3/30/2025 (a) (b)	3,500,000	3,500,140
Toyota Motor Credit Corp.:
SOFR + 0.32%, 5.34%, 1/13/2025 (a)	4,079,000	4,053,221
SOFR + 0.33%, 5.34%, 1/11/2024 (a)	8,292,000	8,289,098
SOFR + 0.26%, 5.35%, 6/18/2024 (a)	3,422,000	3,416,491
Series B, SOFR + 0.29%, 5.38%, 9/13/2024 (a)	6,733,000	6,717,716
SOFR + 0.56%, 5.57%, 1/10/2025 (a)	3,415,000	3,414,522
SOFR + 0.62%, 5.71%, 3/22/2024 (a)	4,376,000	4,373,287
5.98%, 5/18/2026 (a)	8,000,000	8,031,120
Security Description	Principal Amount	Value
Volkswagen Group of America Finance LLC SOFR + 0.95%, 6.04%, 6/7/2024 (a) (b)	$ 6,495,000	$ 6,487,271
		123,377,983
BANKS — 46.6%
Australia & New Zealand Banking Group Ltd. Series 144A, 5.84%, 7/3/2025 (a) (b)	6,000,000	6,011,706
Banco Santander SA SOFR + 1.24%, 6.33%, 5/24/2024 (a)	7,500,000	7,532,175
Bank of America Corp.:
SOFR + 0.69%, 5.75%, 4/22/2025 (a)	9,550,000	9,537,298
Series 2025, SOFR + 0.66%, 5.75%, 2/4/2025 (a)	11,945,000	11,912,151
Series MTN, SOFR + 0.73%, 5.79%, 10/24/2024 (a)	9,368,000	9,366,033
SOFR + 0.97%, 6.02%, 7/22/2027 (a)	8,408,000	8,364,110
3 Month USD LIBOR + 0.77%, 6.10%, 2/5/2026 (a)	1,658,000	1,655,016
SOFR + 1.05%, 6.14%, 2/4/2028 (a)	13,518,000	13,465,145
SOFR + 1.10%, 6.15%, 4/25/2025 (a)	6,155,000	6,167,679
Series GMTN, 3 Month USD LIBOR + 0.96%, 6.23%, 7/23/2024 (a)	3,984,000	3,985,235
SOFR + 1.33%, 6.42%, 4/2/2026 (a)	9,829,000	9,895,935
Bank of Montreal:
SOFR + 0.32%, 5.33%, 7/9/2024 (a)	6,462,000	6,433,179
SOFR + 0.27%, 5.36%, 9/15/2023 (a)	7,458,000	7,456,210
SOFR + 0.35%, 5.44%, 12/8/2023 (a)	6,870,000	6,858,733
SOFR + 0.47%, 5.47%, 1/10/2025 (a)	4,588,000	4,560,793
SOFR + 0.62%, 5.71%, 9/15/2026 (a)	4,601,000	4,521,357
SOFR + 0.71%, 5.80%, 3/8/2024 (a)	5,356,000	5,353,268
SOFR + 0.71%, 5.80%, 12/12/2024 (a)	3,700,000	3,695,227
SOFR + 1.06%, 6.15%, 6/7/2025 (a)	4,161,000	4,170,321
6.42%, 6/5/2026 (a)	7,250,000	7,290,092

See accompanying notes to financial statements.
53

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
Series J, SOFR + 0.20%, 5.25%, 10/25/2024 (a)	$ 4,638,000	$ 4,605,024
SOFR + 0.26%, 5.32%, 4/26/2024 (a)	4,437,000	4,426,041
SOFR + 0.62%, 5.67%, 4/25/2025 (a)	4,504,000	4,478,597
Bank of New Zealand SOFR + 0.81%, 5.87%, 1/27/2027 (a) (b)	4,375,000	4,335,450
Bank of Nova Scotia:
SOFR + 0.26%, 5.35%, 9/15/2023 (a)	7,330,000	7,325,162
SOFR + 0.38%, 5.45%, 7/31/2024 (a)	6,829,000	6,799,362
SOFR + 0.45%, 5.47%, 4/15/2024 (a)	11,168,000	11,146,669
SOFR + 0.46%, 5.47%, 1/10/2025 (a)	3,714,000	3,691,085
SOFR + 0.55%, 5.64%, 9/15/2023 (a)	17,779,000	17,782,200
SOFR + 0.55%, 5.64%, 3/2/2026 (a)	3,672,000	3,628,781
SOFR + 0.61%, 5.70%, 9/15/2026 (a)	3,539,000	3,483,013
SOFR + 0.90%, 5.91%, 4/11/2025 (a)	3,815,000	3,816,602
SOFR + 0.96%, 6.05%, 3/11/2024 (a)	3,250,000	3,255,655
6.18%, 6/12/2025 (a)	5,000,000	5,011,700
Banque Federative du Credit Mutuel SA SOFR + 0.41%, 5.49%, 2/4/2025 (a) (b)	12,938,000	12,831,650
BPCE SA SOFR + 0.57%, 5.60%, 1/14/2025 (a) (b)	10,528,000	10,364,711
Canadian Imperial Bank of Commerce:
SOFR + 0.42%, 5.45%, 10/18/2024 (a)	9,093,000	9,051,445
SOFR + 0.40%, 5.49%, 12/14/2023 (a) (c)	8,668,000	8,656,558
SOFR + 0.94%, 5.95%, 4/7/2025 (a)	11,272,000	11,290,148
Series BKNT, 3 Month USD LIBOR + 0.66%, 6.20%, 9/13/2023 (a)	800,000	800,624
Citigroup, Inc.:
SOFR + 0.67%, 5.75%, 5/1/2025 (a)	9,105,000	9,076,866
SOFR + 0.69%, 5.75%, 1/25/2026 (a) (c)	10,388,000	10,316,115
SOFR + 0.77%, 5.86%, 6/9/2027 (a)	8,897,000	8,816,838
SOFR + 1.28%, 6.37%, 2/24/2028 (a)	7,900,000	7,897,946
Security Description	Principal Amount	Value
SOFR + 1.37%, 6.46%, 5/24/2025 (a) (c)	$ 7,035,000	$ 7,071,512
SOFR + 1.53%, 6.62%, 3/17/2026 (a)	7,045,000	7,112,350
3 Month USD LIBOR + 1.25%, 6.78%, 7/1/2026 (a)	383,000	386,347
Commonwealth Bank of Australia:
SOFR + 0.40%, 5.41%, 7/7/2025 (a) (b)	19,929,000	19,825,967
SOFR + 0.52%, 5.61%, 6/15/2026 (a) (b)	5,897,000	5,854,247
SOFR + 0.63%, 5.69%, 1/10/2025 (a) (b)	250,000	250,085
SOFR + 0.74%, 5.83%, 3/14/2025 (a) (b)	16,148,000	16,184,979
SOFR + 0.75%, 5.84%, 3/13/2026 (a) (b)	6,576,000	6,574,948
SOFR + 0.97%, 6.06%, 3/14/2027 (a) (b)	4,425,000	4,431,461
Cooperatieve Rabobank UA SOFR + 0.30%, 5.32%, 1/12/2024 (a)	10,385,000	10,370,046
Credit Agricole Corporate & Investment Bank SA 6.38%, 7/5/2026 (a) (b)	5,000,000	5,010,850
Credit Suisse AG:
SOFR + 0.39%, 5.46%, 2/2/2024 (a)	12,318,000	12,224,753
SOFR + 0.38%, 5.47%, 8/9/2023 (a)	7,912,000	7,880,194
SOFR + 1.26%, 6.35%, 2/21/2025 (a)	6,300,000	6,189,120
DBS Group Holdings Ltd. SOFR + 0.30%, 5.39%, 11/22/2024 (a) (b)	3,740,000	3,725,414
Deutsche Bank AG:
Series E, SOFR + 0.50%, 5.59%, 11/8/2023 (a)	8,450,000	8,424,650
SOFR + 1.22%, 6.31%, 11/16/2027 (a)	3,700,000	3,364,040
DNB Bank ASA SOFR + 0.83%, 5.92%, 3/28/2025 (a) (b)	6,850,000	6,841,643
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 5.52%, 5/21/2024 (a) (b)	5,799,000	5,781,023
Goldman Sachs Group, Inc.:
SOFR + 0.49%, 5.54%, 10/21/2024 (a)	8,385,000	8,342,740
SOFR + 0.50%, 5.59%, 9/10/2024 (a)	7,524,000	7,477,276
SOFR + 0.70%, 5.75%, 1/24/2025 (a)	24,818,000	24,760,422
SOFR + 0.79%, 5.88%, 12/9/2026 (a)	2,739,000	2,706,625

See accompanying notes to financial statements.
54

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 0.81%, 5.90%, 3/9/2027 (a)	$ 8,985,000	$ 8,829,649
SOFR + 0.82%, 5.91%, 9/10/2027 (a)	2,730,000	2,677,884
SOFR + 0.92%, 5.97%, 10/21/2027 (a)	11,151,000	10,953,181
SOFR + 1.12%, 6.21%, 2/24/2028 (a)	4,228,000	4,180,308
SOFR + 1.39%, 6.48%, 3/15/2024 (a)	4,875,000	4,891,721
3 Month USD LIBOR + 1.17%, 6.49%, 5/15/2026 (a)	1,700,000	1,708,109
SOFR + 1.85%, 6.94%, 3/15/2028 (a)	10,848,000	11,002,584
Series MTN, 3 Month USD LIBOR + 1.60%, 7.06%, 11/29/2023 (a) (c)	11,283,000	11,322,490
HSBC Holdings PLC:
SOFR + 0.58%, 5.67%, 11/22/2024 (a)	8,839,000	8,776,066
SOFR + 1.43%, 6.52%, 3/10/2026 (a)	13,745,000	13,815,237
3 Month USD LIBOR + 1.23%, 6.77%, 3/11/2025 (a)	4,306,000	4,316,550
Huntington National Bank SOFR + 1.19%, 6.28%, 5/16/2025 (a)	3,410,000	3,322,022
ING Groep NV:
SOFR + 1.01%, 6.10%, 4/1/2027 (a)	4,985,000	4,906,436
3 Month USD LIBOR + 1.00%, 6.53%, 10/2/2023 (a)	4,000,000	3,999,640
SOFR + 1.64%, 6.73%, 3/28/2026 (a)	7,995,000	8,026,980
JPMorgan Chase & Co.:
SOFR + 0.54%, 5.63%, 6/1/2025 (a)	7,236,000	7,196,347
SOFR + 0.58%, 5.67%, 6/23/2025 (a)	8,416,000	8,377,791
SOFR + 0.60%, 5.69%, 12/10/2025 (a)	6,854,000	6,807,941
SOFR + 0.77%, 5.86%, 9/22/2027 (a)	5,264,000	5,199,463
SOFR + 0.89%, 5.93%, 4/22/2027 (a)	208,000	207,162
SOFR + 0.92%, 6.01%, 2/24/2026 (a)	10,935,000	10,942,108
SOFR + 0.97%, 6.06%, 6/14/2025 (a)	9,570,000	9,581,867
Series GMTN, 3 Month USD LIBOR + 0.85%, 6.06%, 1/10/2025 (a)	2,228,000	2,228,312
3 Month USD LIBOR + 0.89%, 6.16%, 7/23/2024 (a)	7,407,000	7,408,630
Security Description	Principal Amount	Value
SOFR + 1.18%, 6.27%, 2/24/2028 (a) (c)	$ 12,850,000	$ 12,861,565
SOFR + 1.32%, 6.38%, 4/26/2026 (a)	8,512,000	8,566,136
KeyBank NA SOFR + 0.32%, 5.41%, 6/14/2024 (a)	4,970,000	4,850,621
Macquarie Bank Ltd.:
6.33%, 6/15/2026 (a) (b)	5,000,000	5,021,300
SOFR + 1.31%, 6.40%, 3/21/2025 (a) (b)	5,880,000	5,913,692
Macquarie Group Ltd.:
SOFR + 0.71%, 5.74%, 10/14/2025 (a) (b)	4,348,000	4,308,825
SOFR + 0.92%, 6.01%, 9/23/2027 (a) (b)	4,600,000	4,509,748
Mitsubishi UFJ Financial Group, Inc.:
SOFR + 0.94%, 6.03%, 2/20/2026 (a)	10,000,000	9,999,800
3 Month USD LIBOR + 0.86%, 6.13%, 7/26/2023 (a)	15,768,000	15,768,315
6.46%, 4/17/2026 (a)	6,000,000	6,031,020
SOFR + 1.39%, 6.47%, 9/12/2025 (a)	4,630,000	4,647,733
SOFR + 1.65%, 6.68%, 7/18/2025 (a)	4,000,000	4,023,240
Mizuho Financial Group, Inc.:
SOFR + 0.96%, 6.05%, 5/22/2026 (a)	15,631,000	15,532,056
3 Month USD LIBOR + 0.61%, 6.12%, 9/8/2024 (a)	2,770,000	2,769,806
3 Month USD LIBOR + 0.99%, 6.20%, 7/10/2024 (a) (c)	3,735,000	3,735,149
3 Month USD LIBOR + 1.00%, 6.54%, 9/11/2024 (a)	4,011,000	4,011,762
Morgan Stanley:
SOFR + 0.63%, 5.69%, 1/24/2025 (a)	15,067,000	15,027,374
SOFR + 0.95%, 6.04%, 2/18/2026 (a)	11,066,000	11,060,024
SOFR + 1.17%, 6.19%, 4/17/2025 (a)	6,580,000	6,600,003
National Australia Bank Ltd.:
SOFR + 0.38%, 5.40%, 1/12/2025 (a) (b)	11,930,000	11,888,364
SOFR + 0.65%, 5.67%, 1/12/2027 (a) (b)	5,230,000	5,151,550
5.84%, 5/13/2025 (a) (b)	9,000,000	9,022,230
National Bank of Canada SOFR + 0.49%, 5.58%, 8/6/2024 (a)	3,658,000	3,645,490

See accompanying notes to financial statements.
55

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
NatWest Markets PLC:
SOFR + 0.53%, 5.62%, 8/12/2024 (a) (b)	$ 4,225,000	$ 4,199,270
SOFR + 0.76%, 5.85%, 9/29/2026 (a) (b)	4,180,000	4,062,249
SOFR + 1.45%, 6.54%, 3/22/2025 (a) (b)	5,650,000	5,649,322
Nordea Bank Abp SOFR + 0.96%, 6.05%, 6/6/2025 (a) (b)	3,205,000	3,199,776
Royal Bank of Canada:
SOFR + 0.30%, 5.34%, 1/19/2024 (a)	8,020,000	8,006,446
SOFR + 0.34%, 5.35%, 10/7/2024 (a)	9,267,000	9,225,113
SOFR + 0.36%, 5.43%, 7/29/2024 (a)	8,071,000	8,039,039
SOFR + 0.44%, 5.49%, 1/21/2025 (a)	4,520,000	4,497,264
SOFR + 0.45%, 5.51%, 10/26/2023 (a)	11,835,000	11,834,763
Series GMTN, SOFR + 0.53%, 5.57%, 1/20/2026 (a)	4,280,000	4,236,216
SOFR + 0.57%, 5.63%, 4/27/2026 (a)	3,922,000	3,878,858
SOFR + 0.59%, 5.66%, 11/2/2026 (a)	4,256,000	4,191,649
SOFR + 0.71%, 5.76%, 1/21/2027 (a)	4,025,000	3,972,514
SOFR + 0.84%, 5.87%, 4/14/2025 (a)	351,000	351,172
SOFR + 1.08%, 6.10%, 1/12/2026 (a)	3,500,000	3,510,605
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.32%, 5.82%, 9/1/2023 (a) (b)	2,186,000	2,185,082
SOFR + 0.96%, 6.05%, 6/9/2025 (a) (b)	6,780,000	6,785,763
Societe Generale SA SOFR + 1.05%, 6.10%, 1/21/2026 (a) (b)	8,640,000	8,543,837
Standard Chartered PLC:
SOFR + 0.93%, 6.02%, 11/23/2025 (a) (b)	5,495,000	5,424,279
SOFR + 1.74%, 6.83%, 3/30/2026 (a) (b)	5,897,000	5,920,175
7.02%, 7/6/2027 (a) (b)	6,000,000	6,021,420
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 5.90%, 1/14/2027 (a)	12,380,000	12,189,596
3 Month USD LIBOR + 0.80%, 6.06%, 10/16/2023 (a)	3,063,000	3,064,256
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.86%, 6.13%, 7/19/2023 (a)	$ 4,194,000	$ 4,194,252
SOFR + 1.43%, 6.44%, 1/13/2026 (a)	4,750,000	4,774,557
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.44%, 5.53%, 9/16/2024 (a) (b) (c)	8,675,000	8,628,589
SOFR + 1.12%, 6.21%, 3/9/2026 (a) (b)	5,700,000	5,709,006
Svenska Handelsbanken AB:
SOFR + 0.91%, 6.00%, 6/10/2025 (a) (b)	3,685,000	3,682,642
6.34%, 6/15/2026 (a) (b)	6,000,000	6,030,960
Swedbank AB:
SOFR + 0.91%, 6.00%, 4/4/2025 (a) (b)	4,275,000	4,273,119
6.47%, 6/15/2026 (a) (b)	6,000,000	6,024,540
Toronto-Dominion Bank:
SOFR + 0.41%, 5.42%, 1/10/2025 (a)	4,750,000	4,720,075
Series MTN, SOFR + 0.35%, 5.44%, 9/10/2024 (a) (c)	10,122,000	10,079,589
SOFR + 0.36%, 5.45%, 3/4/2024 (a)	12,425,000	12,402,511
SOFR + 0.45%, 5.54%, 9/28/2023 (a)	5,727,000	5,726,599
SOFR + 0.59%, 5.68%, 9/10/2026 (a)	4,337,000	4,281,226
Series GMTN, 3 Month USD LIBOR + 0.64%, 5.91%, 7/19/2023 (a)	1,351,000	1,351,135
SOFR + 0.91%, 6.00%, 3/8/2024 (a)	4,977,000	4,985,660
SOFR + 1.02%, 6.11%, 6/6/2025 (a)	4,568,000	4,580,516
Truist Bank SOFR + 0.20%, 5.23%, 1/17/2024 (a) (c)	16,752,000	16,589,506
Truist Financial Corp. SOFR + 0.40%, 5.49%, 6/9/2025 (a) (c)	11,382,000	11,001,044
UBS AG:
SOFR + 0.36%, 5.45%, 2/9/2024 (a) (b)	11,330,000	11,298,616
SOFR + 0.47%, 5.49%, 1/13/2025 (a) (b)	3,510,000	3,486,623
SOFR + 0.45%, 5.54%, 8/9/2024 (a) (b)	14,471,000	14,405,880
UBS Group AG SOFR + 1.58%, 6.67%, 5/12/2026 (a) (b)	6,500,000	6,535,620
United Overseas Bank Ltd. SOFR + 0.70%, 5.70%, 4/7/2025 (a) (b)	3,890,000	3,891,400

See accompanying notes to financial statements.
56

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Wells Fargo & Co. SOFR + 1.32%, 6.37%, 4/25/2026 (a)	$ 9,036,000	$ 9,093,921
Westpac Banking Corp.:
SOFR + 0.30%, 5.39%, 11/18/2024 (a)	9,170,000	9,135,979
SOFR + 0.52%, 5.61%, 6/3/2026 (a)	5,155,000	5,108,708
SOFR + 1.00%, 6.09%, 8/26/2025 (a)	7,190,000	7,233,787
3 Month USD LIBOR + 0.77%, 6.19%, 2/26/2024 (a)	2,850,000	2,854,760
		1,148,604,362
BEVERAGES — 0.2%
PepsiCo, Inc. SOFR + 0.40%, 5.49%, 2/13/2026 (a)	4,389,000	4,400,192
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 6.43%, 11/15/2023 (a)	3,652,000	3,659,998
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust SOFR + 0.68%, 5.77%, 9/29/2023 (a)	5,394,000	5,383,158
American Express Co.:
SOFR + 0.23%, 5.31%, 11/3/2023 (a)	6,794,000	6,785,711
SOFR + 0.65%, 5.73%, 11/4/2026 (a)	5,517,000	5,484,781
SOFR + 0.72%, 5.80%, 5/3/2024 (a)	5,682,000	5,685,580
SOFR + 0.76%, 5.85%, 2/13/2026 (a)	3,750,000	3,736,875
SOFR + 0.93%, 6.02%, 3/4/2025 (a)	7,871,000	7,918,147
3 Month USD LIBOR + 0.75%, 6.05%, 8/3/2023 (a)	5,198,000	5,198,052
BOC Aviation Ltd. 3 Month USD LIBOR + 1.13%, 6.67%, 9/26/2023 (a) (b)	2,000,000	2,000,400
Capital One Financial Corp.:
SOFR + 0.69%, 5.78%, 12/6/2024 (a)	10,978,000	10,787,422
SOFR + 1.35%, 6.44%, 5/9/2025 (a)	4,183,000	4,143,512
Charles Schwab Corp.:
SOFR + 0.50%, 5.59%, 3/18/2024 (a)	15,337,000	15,290,069
Security Description	Principal Amount	Value
SOFR + 0.52%, 5.61%, 5/13/2026 (a)	$ 5,501,000	$ 5,322,988
SOFR + 1.05%, 6.14%, 3/3/2027 (a)	6,441,000	6,250,797
		83,987,492
ELECTRIC — 3.1%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 5.78%, 11/1/2023 (a)	6,856,000	6,855,794
CenterPoint Energy, Inc. SOFR + 0.65%, 5.74%, 5/13/2024 (a) (c)	8,185,000	8,175,260
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 6.08%, 9/15/2023 (a)	11,829,000	11,830,419
Eversource Energy Series T, SOFR + 0.25%, 5.34%, 8/15/2023 (a)	3,775,000	3,773,868
Florida Power & Light Co. SOFR + 0.38%, 5.40%, 1/12/2024 (a)	11,100,000	11,099,778
National Rural Utilities Cooperative Finance Corp.:
Series D, SOFR + 0.33%, 5.36%, 10/18/2024 (a)	3,935,000	3,928,192
SOFR + 0.40%, 5.49%, 8/7/2023 (a)	4,555,000	4,547,348
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.40%, 5.48%, 11/3/2023 (a)	16,309,000	16,306,880
SOFR + 1.02%, 6.11%, 3/21/2024 (a)	4,947,000	4,947,346
Southern California Edison Co. SOFR + 0.83%, 5.92%, 4/1/2024 (a)	4,629,000	4,623,167
		76,088,052
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. 6.87%, 3/15/2024 (a)	5,873,000	5,891,324
FOOD — 0.2%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 6.27%, 10/17/2023 (a)	4,368,000	4,373,111
GAS — 0.1%
Spire Missouri, Inc. SOFR + 0.50%, 5.59%, 12/2/2024 (a)	3,435,000	3,404,669

See accompanying notes to financial statements.
57

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.6%
Baxter International, Inc.:
SOFR + 0.26%, 5.35%, 12/1/2023 (a)	$ 3,500,000	$ 3,489,990
SOFR + 0.44%, 5.53%, 11/29/2024 (a)	251,000	248,914
Thermo Fisher Scientific, Inc.:
SOFR + 0.39%, 5.42%, 10/18/2023 (a)	6,083,000	6,081,601
SOFR + 0.53%, 5.56%, 10/18/2024 (a)	5,898,000	5,892,869
		15,713,374
HEALTH CARE SERVICES — 1.0%
Roche Holdings, Inc.:
SOFR + 0.24%, 5.33%, 3/5/2024 (a) (b)	6,640,000	6,618,221
SOFR + 0.33%, 5.42%, 9/11/2023 (a) (b)	8,650,000	8,650,087
SOFR + 0.56%, 5.65%, 3/10/2025 (a) (b)	8,330,000	8,307,342
		23,575,650
INSURANCE — 6.5%
Athene Global Funding:
SOFR + 0.56%, 5.65%, 8/19/2024 (a) (b)	5,830,000	5,735,321
SOFR + 0.72%, 5.72%, 1/7/2025 (a) (b)	3,445,000	3,359,909
SOFR + 0.70%, 5.79%, 5/24/2024 (a) (b)	20,061,000	19,859,788
Brighthouse Financial Global Funding SOFR + 0.76%, 5.78%, 4/12/2024 (a) (b)	3,644,000	3,610,366
Corebridge Global Funding SOFR + 0.38%, 5.47%, 12/15/2023 (a) (b)	3,765,000	3,749,943
GA Global Funding Trust:
SOFR + 0.50%, 5.59%, 9/13/2024 (a) (b) (c)	5,650,000	5,537,734
SOFR + 1.36%, 6.38%, 4/11/2025 (a) (b)	3,480,000	3,398,707
Jackson National Life Global Funding SOFR + 1.15%, 6.24%, 6/28/2024 (a) (b)	10,580,000	10,588,252
MassMutual Global Funding II:
SOFR + 0.27%, 5.32%, 10/21/2024 (a) (b)	4,250,000	4,237,633
SOFR + 0.36%, 5.38%, 4/12/2024 (a) (b)	12,439,000	12,409,893
Metropolitan Life Global Funding I:
SOFR + 0.32%, 5.33%, 1/7/2024 (a) (b)	7,348,000	7,333,451
Security Description	Principal Amount	Value
SOFR + 0.30%, 5.39%, 9/27/2024 (a) (b)	$ 5,125,000	$ 5,086,152
SOFR + 0.91%, 6.00%, 3/21/2025 (a) (b)	3,993,000	3,981,580
New York Life Global Funding:
SOFR + 0.33%, 5.36%, 1/14/2025 (a) (b)	5,040,000	4,961,023
SOFR + 0.31%, 5.37%, 4/26/2024 (a) (b)	4,309,000	4,293,315
SOFR + 0.36%, 5.41%, 10/21/2023 (a) (b)	3,600,000	3,596,868
SOFR + 0.43%, 5.52%, 6/6/2024 (a) (b)	3,985,000	3,977,309
SOFR + 0.48%, 5.57%, 6/9/2026 (a) (b)	7,970,000	7,761,744
SOFR + 0.61%, 5.66%, 4/21/2025 (a) (b)	780,000	778,534
5.72%, 5/2/2025 (a) (b)	500,000	498,760
SOFR + 0.93%, 6.02%, 4/2/2026 (a) (b)	7,000,000	6,994,540
Northwestern Mutual Global Funding SOFR + 0.33%, 5.42%, 3/25/2024 (a) (b)	4,402,000	4,384,172
Pacific Life Global Funding II:
SOFR + 0.40%, 5.46%, 1/27/2025 (a) (b)	2,820,000	2,794,282
SOFR + 0.62%, 5.71%, 6/4/2026 (a) (b)	7,135,000	6,922,948
SOFR + 0.80%, 5.89%, 12/6/2024 (a) (b)	4,000,000	3,983,640
SOFR + 0.80%, 5.89%, 3/30/2025 (a) (b)	3,500,000	3,482,430
Principal Life Global Funding II:
SOFR + 0.38%, 5.47%, 8/23/2024 (a) (b)	3,312,000	3,295,771
SOFR + 0.45%, 5.47%, 4/12/2024 (a) (b)	3,709,000	3,700,469
Protective Life Global Funding:
SOFR + 0.98%, 6.07%, 3/28/2025 (a) (b)	8,125,000	8,136,131
SOFR + 1.05%, 6.14%, 12/11/2024 (a) (b)	900,000	895,635
		159,346,300
INTERNET — 0.1%
Tencent Holdings Ltd.:
3 Month USD LIBOR + 0.91%, 6.12%, 4/11/2024 (a) (b)	1,500,000	1,503,750
3 Month USD LIBOR + 0.91%, 6.12%, 4/11/2024 (a)	2,175,000	2,180,437
		3,684,187

See accompanying notes to financial statements.
58

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 1.3%
Caterpillar Financial Services Corp.:
SOFR + 0.17%, 5.18%, 1/10/2024 (a)	$ 3,939,000	$ 3,934,116
SOFR + 0.25%, 5.33%, 5/17/2024 (a)	6,602,000	6,596,784
SOFR + 0.27%, 5.36%, 9/13/2024 (a)	11,473,000	11,459,577
SOFR + 0.45%, 5.54%, 11/13/2023 (a)	3,835,000	3,837,953
Series MTN, 5.61%, 6/13/2025 (a)	5,000,000	5,018,060
		30,846,490
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:
SOFR + 0.12%, 5.12%, 7/10/2023 (a)	8,513,000	8,478,608
Series MTN, SOFR + 0.20%, 5.20%, 10/11/2024 (a)	6,555,000	6,542,414
SOFR + 0.56%, 5.65%, 3/7/2025 (a)	3,328,000	3,331,428
SOFR + 0.57%, 5.66%, 3/3/2026 (a)	3,500,000	3,476,270
5.88%, 6/8/2026 (a)	5,000,000	5,009,100
		26,837,820
MEDIA — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3 Month USD LIBOR + 1.65%, 6.95%, 2/1/2024 (a)	7,332,000	7,354,729
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 5.62%, 2/14/2024 (a)	3,161,000	3,155,848
General Electric Co. Series A, 3 Month USD LIBOR + 0.38%, 5.71%, 5/5/2026 (a)	3,015,000	2,999,020
		6,154,868
OIL & GAS — 0.4%
Chevron USA, Inc. 3 Month USD LIBOR + 0.20%, 5.54%, 8/11/2023 (a)	4,772,000	4,772,811
Shell International Finance BV 3 Month USD LIBOR + 0.40%, 5.72%, 11/13/2023 (a)	5,530,000	5,535,641
		10,308,452
Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.0%
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 6.00%, 8/17/2023 (a)	$ 4,302,000	$ 4,301,527
Bayer U.S. Finance II LLC 3 Month USD LIBOR + 1.01%, 6.56%, 12/15/2023 (a) (b)	8,988,000	8,988,719
Cigna Group 3 Month USD LIBOR + 0.89%, 6.15%, 7/15/2023 (a)	7,772,000	7,770,756
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 5.88%, 9/15/2023 (a)	2,804,000	2,803,832
		23,864,834
PIPELINES — 0.5%
Enbridge, Inc. SOFR + 0.63%, 5.72%, 2/16/2024 (a)	6,746,000	6,738,782
TransCanada PipeLines Ltd. SOFR + 1.52%, 6.61%, 3/9/2026 (a)	4,750,000	4,765,342
		11,504,124
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Public Storage SOFR + 0.47%, 5.52%, 4/23/2024 (a) (c)	7,883,000	7,874,644
RETAIL — 0.3%
Starbucks Corp. SOFR + 0.42%, 5.51%, 2/14/2024 (a)	7,594,000	7,593,544
SAVINGS & LOANS — 0.1%
Nationwide Building Society SOFR + 1.29%, 6.38%, 2/16/2028 (a) (b)	3,550,000	3,421,454
SEMICONDUCTORS — 0.2%
Analog Devices, Inc. SOFR + 0.25%, 5.34%, 10/1/2024 (a)	5,939,000	5,926,766
TELECOMMUNICATIONS — 2.4%
AT&T, Inc. 3 Month USD LIBOR + 1.18%, 6.72%, 6/12/2024 (a)	16,201,000	16,306,957
Verizon Communications, Inc.:
SOFR + 0.50%, 5.59%, 3/22/2024 (a)	5,321,000	5,309,081
SOFR + 0.79%, 5.88%, 3/20/2026 (a)	21,137,000	21,158,982

See accompanying notes to financial statements.
59

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.10%, 6.42%, 5/15/2025 (a) (c)	$ 10,941,000	$ 11,018,025
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 6.25%, 1/16/2024 (a)	5,632,000	5,643,039
		59,436,084
TOTAL CORPORATE BONDS & NOTES (Cost $1,861,690,328)		1,857,230,503
FOREIGN GOVERNMENT OBLIGATIONS — 23.0%
AUSTRALIA — 0.3%
National Australia Bank Ltd. SOFR + 0.86%, 5.95%, 6/9/2025 (a) (b)	5,975,000	5,993,523
CANADA — 1.6%
CPPIB Capital, Inc.:
SOFR + 1.25%, 6.34%, 04/04/2025 (a) (b)	9,650,000	9,785,100
SOFR + 1.25%, 6.34%, 03/11/2026 (a) (b)	17,900,000	18,273,036
PSP Capital, Inc. SOFR + 0.24%, 5.33%, 3/3/2025 (a) (b)	11,638,000	11,613,677
		39,671,813
GERMANY — 0.7%
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 6.09%, 2/12/2024 (a)	17,037,000	17,129,681
NETHERLANDS — 0.4%
BNG Bank NV SOFR + 1.00%, 6.07%, 8/5/2026 (a) (b)	5,000,000	5,088,050
Cooperatieve Rabobank UA SOFR + 0.38%, 5.39%, 1/10/2025 (a)	5,222,000	5,188,318
		10,276,368
NEW ZEALAND — 0.2%
ANZ New Zealand International Ltd. SOFR + 0.60%, 5.69%, 2/18/2025 (a) (b)	5,720,000	5,701,410
NORWAY — 1.5%
Kommunalbanken AS:
SOFR + 0.16%, 5.21%, 10/27/2023 (a) (b)	14,542,000	14,540,837
SOFR + 1.00%, 6.09%, 06/17/2026 (a) (b)	22,550,000	22,926,585
		37,467,422
Security Description	Principal Amount	Value
SOUTH KOREA — 0.2%
Korea Development Bank SOFR + 0.25%, 5.34%, 3/9/2024 (a)	$ 3,420,000	$ 3,415,588
SUPRANATIONAL — 17.7%
Asian Development Bank:
SOFR + 1.00%, 5.99%, 04/06/2027 (a)	15,150,000	15,486,178
SOFR + 1.00%, 6.09%, 06/16/2026 (a)	16,475,000	16,804,170
SOFR + 1.00%, 6.09%, 08/27/2026 (a)	9,650,000	9,842,324
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 5.24%, 04/15/2026 (a) (b)	4,500,000	4,470,525
SOFR + 0.62%, 5.71%, 08/16/2027 (a) (b)	8,750,000	8,775,288
European Bank for Reconstruction & Development:
SOFR + 0.19%, 5.22%, 04/14/2026 (a)	29,832,000	29,785,462
SOFR + 0.28%, 5.31%, 10/15/2024 (a)	19,055,000	19,088,156
European Investment Bank:
6.09%, 05/21/2028 (a) (b)	13,000,000	13,374,790
SOFR + 0.28%, 5.37%, 03/05/2024 (a) (b)	16,750,000	16,768,425
SOFR + 1.00%, 6.05%, 01/21/2026 (a) (b)	17,500,000	17,832,500
Inter-American Development Bank:
SOFR + 0.17%, 5.26%, 09/16/2026 (a)	22,794,000	22,707,611
SOFR + 0.20%, 5.29%, 02/10/2026 (a)	22,110,000	22,082,805
SOFR + 0.25%, 5.32%, 02/04/2025 (a)	16,150,000	16,169,541
SOFR + 0.27%, 5.36%, 03/20/2028 (a)	15,000,000	14,927,850
SOFR + 0.28%, 5.29%, 04/12/2027 (a)	17,000,000	16,958,010
SOFR + 0.35%, 5.44%, 10/04/2027 (a)	250,000	249,863
Inter-American Investment Corp. SOFR + 0.27%, 5.36%, 3/22/2024 (a)	3,430,000	3,430,583
International Bank for Reconstruction & Development:
SOFR + 0.18%, 5.27%, 06/15/2026 (a)	10,865,000	10,841,966
SOFR + 0.31%, 5.40%, 09/18/2025 (a)	22,550,000	22,598,933

See accompanying notes to financial statements.
60

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 0.31%, 5.40%, 09/23/2026 (a)	$ 27,800,000	$ 27,837,252
SOFR + 0.37%, 5.38%, 01/12/2027 (a)	32,300,000	32,368,153
SOFR + 0.43%, 5.52%, 08/19/2027 (a)	37,636,000	37,752,672
SOFR + 0.30%, 5.38%, 08/06/2024 (a)	16,904,000	16,936,118
SOFR + 0.39%, 5.48%, 06/17/2024 (a)	10,725,000	10,752,885
International Finance Corp.:
SOFR + 0.09%, 5.18%, 04/03/2024 (a)	4,500,000	4,497,930
SOFR + 0.28%, 5.37%, 03/16/2026 (a)	9,650,000	9,664,186
Nordic Investment Bank SOFR + 1.00%, 6.09%, 5/12/2026 (a)	14,550,000	14,830,960
		436,835,136
SWEDEN — 0.4%
Svensk Exportkredit AB Series GMTN, SOFR + 1.00%, 6.07%, 8/3/2026 (a)	9,650,000	9,789,539
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $567,035,438)		566,280,480
	Shares
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	62,922,391	62,934,976
State Street Navigator Securities Lending Portfolio II (f) (g)	14,692,000	14,692,000
TOTAL SHORT-TERM INVESTMENTS (Cost $77,626,859)		77,626,976
TOTAL INVESTMENTS — 101.4% (Cost $2,506,352,625)		2,501,137,959
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(34,445,592)
NET ASSETS — 100.0%		$ 2,466,692,367

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 27.7% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
61

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,857,230,503	$—	$1,857,230,503
Foreign Government Obligations	—	566,280,480	—	566,280,480
Short-Term Investments	77,626,976	—	—	77,626,976
TOTAL INVESTMENTS	$77,626,976	$2,423,510,983	$—	$2,501,137,959

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,757,689	$ 44,753,213	$ 985,166,854	$ 967,006,218	$17,960	$3,167	62,922,391	$62,934,976	$1,816,058
State Street Navigator Securities Lending Portfolio II	55,675,500	55,675,500	135,415,880	176,399,380	—	—	14,692,000	14,692,000	68,491
Total		$100,428,713	$1,120,582,734	$1,143,405,598	$17,960	$3,167		$77,626,976	$1,884,549
See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ALABAMA — 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series S, 5.75%, 6/1/2045	$ 1,635,000	$ 1,386,627
Birmingham Airport Authority Revenue, AL BAM, 5.00%, 7/1/2030 (a)	500,000	564,424
Black Belt Energy Gas District Revenue, AL Series A, VRN, 4.00%, 12/1/2052 (b)	5,000,000	4,857,643
County of Jefferson Sewer Revenue, AL:
Series E, Zero Coupon, 10/1/2035	150,000	61,304
Series A, AGM, 5.25%, 10/1/2048 (a)	240,000	244,970
Series D, 6.00%, 10/1/2042	3,210,000	3,381,119
Series D, 6.50%, 10/1/2053	12,510,000	13,188,258
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	483,602
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,493,560
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	867,136
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	100,184
Series A, 3.00%, 2/1/2030	200,000	190,074
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	510,392
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,782,110
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,585,287
Sumter County Industrial Development Authority Revenue, AL AMT, VRN, 6.00%, 7/15/2052 (b)	3,000,000	2,028,710
Tuscaloosa County Industrial Development Authority Revenue, AL:
Series A, 4.50%, 5/1/2032 (c)	1,554,000	1,450,540
Security Description	Principal Amount	Value
Series A, 5.25%, 5/1/2044 (c)	$ 7,165,000	$ 6,459,465
		41,635,405
ALASKA — 0.0% (d)
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	120,000	124,476
Northern Tobacco Securitization Corp. Revenue, AK Series B2, Zero Coupon, 6/1/2066	800,000	101,085
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	562,649
		788,210
AMERICAN SAMOA — 0.1%
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,040,372
ARIZONA — 2.3%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, Class A, 3.63%, 5/20/2033	934,611	870,053
Series A, 4.00%, 7/15/2030 (c)	140,000	132,583
Series A, 4.00%, 7/1/2032	1,000,000	989,626
Series A, 4.00%, 12/15/2041 (c)	105,000	84,581
Series A, 4.00%, 12/15/2051 (c)	165,000	120,586
Series A, 4.50%, 1/1/2049	655,000	362,376
Series A, 4.75%, 7/1/2029 (c)	155,000	153,251
5.00%, 7/1/2039 (c)	365,000	353,671
5.00%, 7/1/2054 (c)	500,000	435,030
Series A, 5.00%, 6/1/2031 (c)	310,000	310,282
Series A, 5.00%, 7/1/2049 (c)	500,000	440,554
Series A, 5.00%, 7/15/2049	500,000	461,938
Series A, 5.00%, 7/1/2054 (c)	500,000	431,881
Series B, 5.00%, 3/1/2037 (c)	75,000	71,704
Series B, 5.00%, 3/1/2042 (c)	70,000	64,185
Series B, 5.00%, 1/1/2049	860,000	451,274
Series D, 5.00%, 7/1/2051 (c)	185,000	165,570
Series G, 5.00%, 7/1/2047 (c)	100,000	91,151
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,041,030
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	871,243
Series A, 5.00%, 5/15/2056	500,000	426,680
5.25%, 11/15/2046	1,010,000	719,501
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	28,525

See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/2051 (c)	$ 5,000,000	$ 3,833,119
5.00%, 7/1/2035 (c)	1,325,000	1,325,487
5.00%, 7/1/2045 (c)	4,285,000	3,951,984
Series A, 5.00%, 7/1/2041 (c)	5,685,000	5,375,293
Series A, 6.75%, 7/1/2044 (c)	1,000,000	1,014,264
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (c)	2,500,000	2,044,614
Series A, 4.00%, 4/1/2046	650,000	596,267
5.00%, 6/15/2034 (c)	100,000	100,327
5.25%, 7/1/2036	315,000	312,055
6.75%, 2/1/2050 (c)	310,000	316,926
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (c)	1,080,000	924,988
Series A, 5.00%, 9/1/2033	675,000	730,969
Series A, 6.00%, 7/1/2052 (c)	1,000,000	1,017,628
Series A, 6.25%, 7/1/2053 (c)	1,900,000	1,908,485
Series A, 6.38%, 7/1/2058 (c)	1,670,000	1,677,443
Maricopa County Pollution Control Corp. Revenue, AZ:
Series B, 2.40%, 6/1/2035	500,000	393,724
Series A, 3.60%, 2/1/2040	600,000	527,922
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,244,446
5.25%, 12/1/2027	265,000	276,418
5.25%, 12/1/2028	105,000	110,557
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,015,443
Series A, 4.00%, 12/1/2046	1,005,000	720,089
Series B, 4.00%, 12/1/2056	2,135,000	1,410,662
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,457,354
Series A, 6.13%, 10/1/2052 (c)	500,000	304,680
		45,668,419
ARKANSAS — 0.9%
Arkansas Development Finance Authority Revenue, AR:
Series A, AMT, 4.50%, 9/1/2049 (c)	8,830,000	7,974,549
AMT, 5.45%, 9/1/2052	6,270,000	6,269,507
AMT, 5.70%, 5/1/2053	2,910,000	2,950,031
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	94,328
		17,288,415
Security Description	Principal Amount	Value
CALIFORNIA — 12.1%
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2029 (a)	$ 915,000	$ 740,871
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	475,000	477,198
Series A, 5.00%, 3/1/2041	665,000	666,034
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	144,943
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054	5,000,000	5,275,672
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (c)	915,000	607,290
Series A-1, 3.00%, 2/1/2057 (c)	3,500,000	2,287,451
Series A, 4.00%, 2/1/2056 (c)	2,820,000	1,970,010
Series A-1, 4.00%, 2/1/2056 (c)	4,000,000	3,315,434
Series A-2, 4.00%, 8/1/2047 (c)	1,270,000	976,702
Series A-2, 4.00%, 8/1/2051 (c)	3,000,000	2,167,757
Series A, 5.00%, 8/1/2049 (c)	2,500,000	2,358,272
Series A, 5.00%, 2/1/2050 (c)	5,000,000	4,116,576
Series A, 5.00%, 8/1/2050 (c)	1,000,000	929,842
California County Tobacco Securitization Agency Revenue, CA:
Series C, Zero Coupon, 6/1/2057	5,000,000	731,575
Series A, 4.00%, 6/1/2049	1,000,000	923,937
Series B-1, 5.00%, 6/1/2049	115,000	116,894
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	320,435
Series A, 4.00%, 8/15/2049	475,000	429,474
California Housing Finance Agency Revenue, CA:
Series 2, Class A, 4.00%, 3/20/2033	3,766,667	3,698,859
Series 1, 4.38%, 9/20/2036	2,633,612	2,628,158
California Municipal Finance Authority Revenue, CA:
BAM, 3.00%, 5/15/2051 (a)	1,250,000	950,421
Series A, AGM, 3.25%, 12/31/2032 (a)	625,000	589,007
AMT, 4.00%, 7/15/2029	1,000,000	988,620
BAM, 4.00%, 5/15/2041 (a)	355,000	341,195

See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
BAM, 4.00%, 5/15/2046 (a)	$ 1,000,000	$ 930,501
5.00%, 5/15/2049	1,000,000	1,016,273
5.00%, 5/15/2051	1,165,000	1,179,674
5.00%, 5/15/2052	500,000	507,038
Series A, AMT, 5.00%, 6/30/2027	205,000	213,692
Series A, AMT, 5.00%, 6/30/2028	100,000	105,585
Series A, AMT, 5.00%, 12/31/2031	2,300,000	2,429,563
Series A, 5.00%, 7/1/2034	280,000	292,502
Series A, 5.00%, 10/1/2039 (c)	150,000	143,867
Series A, AMT, 5.00%, 12/31/2043	500,000	507,921
Series A, 5.00%, 7/1/2047	185,000	187,574
Series A, AMT, 5.00%, 12/31/2047	600,000	606,215
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,138,403
Series B, AMT, 5.00%, 6/1/2048	600,000	604,194
5.25%, 1/1/2045	1,000,000	790,088
Series A, 5.25%, 11/1/2041	1,000,000	975,323
California Municipal Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2052	2,000,000	1,988,859
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	671,055
AMT, 5.00%, 11/21/2045 (c)	500,000	494,660
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	508,646
Series A, 5.00%, 11/15/2046 (c)	900,000	809,505
Series A, 5.00%, 11/15/2051 (c)	600,000	526,770
Series A, 5.00%, 11/15/2056 (c)	415,000	358,614
California School Finance Authority Revenue, CA:
5.00%, 8/1/2032 (c)	700,000	730,194
5.00%, 6/1/2054 (c)	250,000	223,773
Series A, 5.00%, 7/1/2047 (c)	250,000	226,060
Series A, 5.00%, 6/1/2050 (c)	605,000	430,572
Series A, 5.00%, 7/1/2058 (c)	1,000,000	927,074
Series A, 5.00%, 6/1/2059 (c)	3,895,000	2,650,290
Series A, 6.25%, 6/1/2042 (c)	1,120,000	1,143,703
Series A, 6.38%, 6/1/2052 (c)	1,250,000	1,274,797
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	678,982
BAM, 3.00%, 5/15/2054 (a)	3,500,000	2,504,346
Security Description	Principal Amount	Value
Series A, 3.00%, 8/15/2036	$ 205,000	$ 184,469
Series A, 3.00%, 4/1/2037	835,000	702,858
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,127,833
Series A, 4.00%, 4/1/2042	130,000	121,707
4.25%, 1/1/2043	480,000	452,025
5.00%, 1/1/2031	700,000	737,489
5.00%, 1/1/2032	1,125,000	1,184,944
5.00%, 5/15/2033	240,000	247,925
Series A, 5.00%, 12/1/2025 (c)	2,700,000	2,728,343
Series A, 5.00%, 12/1/2028 (c)	100,000	102,091
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,022,028
Series A, 5.00%, 5/15/2050	1,565,000	1,580,212
Series B, 5.00%, 7/1/2032	195,000	199,031
5.25%, 7/1/2039 (c)	2,000,000	1,947,257
Series A, 5.25%, 12/1/2034	1,940,000	1,968,610
Series A, 5.25%, 8/15/2037	605,000	621,130
Series A, 5.25%, 12/1/2038 (c)	1,475,000	1,496,158
Series A, 5.25%, 12/1/2043 (c)	875,000	870,590
Series A, 5.25%, 11/1/2044 (c)	300,000	244,831
Series A, 5.25%, 12/1/2044	8,045,000	7,966,132
Series A, 5.25%, 12/1/2048 (c)	705,000	690,709
Series A, 5.50%, 7/1/2039	16,653	15,654
Series A, 5.50%, 12/1/2054	2,500,000	2,496,162
Series A, 5.75%, 7/1/2030	14,242	13,387
Series A, 5.75%, 7/1/2035	1,507	1,417
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	1,000,000	832,940
5.00%, 9/2/2040	425,000	437,404
Series A, 5.00%, 9/2/2039	945,000	982,673
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,350,572
California Statewide Financing Authority Revenue, CA Series D, 0.01%, 6/1/2055 (c)	15,750,000	776,377
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA Zero Coupon, 9/1/2032 (a)	400,000	279,740
City of Dublin Community Facilities District No., Special Tax Revenue, CA 5.00%, 9/1/2037	175,000	180,236

See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	$ 990,000	$ 879,943
4.00%, 9/1/2051	335,000	288,231
City of Irvine, Special Tax Revenue, CA Series A, 4.00%, 9/1/2049	1,000,000	877,892
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	788,810
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	991,471
5.00%, 9/1/2044	255,000	255,105
5.00%, 9/1/2047 (c)	1,000,000	1,012,876
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	722,470
CMFA Special Finance Agency I Revenue, CA Series A, 4.00%, 4/1/2056 (c)	5,130,000	3,752,960
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (c)	1,000,000	660,175
Series A-2, 4.00%, 8/1/2047 (c)	795,000	665,790
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (c)	4,500,000	2,955,053
CMFA Special Finance Agency XII Revenue, CA Series A, 3.25%, 2/1/2057 (c)	3,500,000	2,343,331
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (c)	1,000,000	979,376
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	1,004,141
5.00%, 9/1/2042	1,000,000	1,000,125
5.00%, 9/1/2045	100,000	101,034
5.00%, 9/1/2046	825,000	832,875
County of Santa Barbara, Certificate Participation, CA Series B, AMT, 5.00%, 12/1/2029	975,000	1,050,637
CSCDA Community Improvement Authority Revenue, CA:
Series A-1, 2.80%, 3/1/2047 (c)	400,000	304,084
Series A-1, 3.00%, 6/1/2047 (c)	8,000,000	5,818,418
Series A-2, 3.00%, 12/1/2056 (c)	6,400,000	4,239,359
Series A-2, 3.00%, 3/1/2057 (c)	1,245,000	823,477
Security Description	Principal Amount	Value
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	$ 1,375,000	$ 907,270
Series A-2, 3.13%, 7/1/2056 (c)	5,000,000	3,389,406
Series A2, 3.25%, 5/1/2057 (c)	5,000,000	3,432,248
Series A-2, 3.25%, 7/1/2056 (c)	500,000	350,000
Series A-1, 3.50%, 10/1/2046 (c)	1,655,000	1,254,031
Series A, 4.00%, 8/1/2056 (c)	995,000	761,312
Series A-2, 4.00%, 7/1/2056 (c)	5,725,000	4,029,775
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,498,309
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,098,766
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	848,875
Series B, 4.00%, 12/1/2059 (c)	1,535,000	993,036
Series A-2, 4.30%, 7/1/2059 (c)	5,000,000	4,151,649
Series A, 5.00%, 7/1/2051 (c)	3,570,000	3,310,754
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,117,030
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	802,747
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2047	1,250,000	1,245,749
Foothill-Eastern Transportation Corridor Agency Revenue, CA:
Series B1, 3.95%, 1/15/2053	4,130,000	3,850,292
Series A, 4.00%, 1/15/2046	2,990,000	2,891,117
Series A, AGM, 5.00%, 1/15/2042 (a)	430,000	432,425
Series C, 5.00%, 1/15/2031	670,000	741,415
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 0.01%, 6/1/2066	91,200,000	9,912,054
Series A-1, 5.00%, 6/1/2051	390,000	406,269
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057 (c)	15,000,000	852,247
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,924,886
0.01%, 6/1/2057	34,000,000	2,589,790
Series C-1, 0.01%, 6/1/2036	3,500,000	1,509,400
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	945,849

See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	$ 100,000	$ 105,527
Series A, 5.50%, 11/15/2030	270,000	294,965
Long Beach Bond Finance Authority, Special Obligation, CA Series C, AMBAC, 5.50%, 8/1/2031	345,000	386,875
Menifee Union School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2048	500,000	506,146
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	265,000	284,353
Series A, 6.50%, 11/1/2039	775,000	931,088
Series B, 6.50%, 11/1/2039	4,000,000	4,805,614
Series B, 7.00%, 11/1/2034	400,000	489,302
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	549,488
Oakland Unified School District/Alameda County, General Obligation, CA:
Series A, AGM, 5.00%, 8/1/2032 (a)	100,000	108,046
Series A, 5.00%, 8/1/2033	65,000	67,739
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	515,020
Series A, 5.00%, 8/15/2046	550,000	556,139
Palomar Health Revenue, CA 5.00%, 11/1/2036	500,000	512,260
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	980,557
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,262,394
Series B-2, 5.00%, 9/1/2052	1,245,000	1,165,922
Series B-2, 5.25%, 9/1/2047	1,330,000	1,304,213
Riverside County Public Financing Authority Revenue, CA 5.25%, 11/1/2040	100,000	105,342
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	4,550,308
Romoland School District, Special Tax Revenue, CA 5.00%, 9/1/2041	445,000	451,903
Security Description	Principal Amount	Value
San Diego County Regional Airport Authority Revenue, CA Series B, AMT, 5.00%, 7/1/2027	$ 270,000	$ 270,000
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020, AMT, 4.00%, 5/1/2039	2,485,000	2,448,699
Series A, AMT, 5.00%, 1/1/2025	555,000	564,286
Series A, AMT, 5.00%, 5/1/2035	560,000	612,670
Series A, AMT, 5.00%, 5/1/2036	770,000	835,456
Series E, AMT, 5.00%, 5/1/2045	600,000	621,653
Series H, AMT, 5.00%, 5/1/2028	500,000	533,348
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, 5.25%, 1/15/2044	13,000,000	13,252,482
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,414,772
Series C, 0.01%, 6/1/2056	5,250,000	492,920
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	849,896
Sulphur Springs Union School District, Special Tax Revenue, CA 5.00%, 9/1/2043	75,000	76,373
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (c)	100,000	105,074
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	750,000	147,087
0.01%, 6/1/2046	5,200,000	943,681
Series A, Class 1, 5.00%, 6/1/2035	500,000	542,958
Series B-1, Class 2, 5.00%, 6/1/2048	320,000	325,872
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	106,651
		237,763,287

See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
COLORADO — 3.6%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	$ 2,000,000	$ 1,567,181
5.00%, 12/1/2051	2,000,000	1,755,783
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,443,693
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (c)	500,000	478,661
5.00%, 12/1/2049 (c)	1,300,000	1,200,765
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	1,000,000	975,199
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	504,338
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	650,000	564,213
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (c)	1,000,000	986,702
City & County of Denver Airport System Revenue, CO Series A, AMT, 5.00%, 12/1/2029	525,000	563,583
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	5,335,000	5,339,914
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	210,641
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,524,791
Series A, 5.00%, 10/1/2049 (c)	540,000	491,543
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	3,095,000	2,992,776
Series A-2, 4.00%, 8/1/2049	510,000	466,211
5.00%, 1/1/2031	105,000	99,588
5.00%, 1/1/2037	2,750,000	2,442,069
5.00%, 1/1/2038	200,000	175,702
5.00%, 12/1/2054 (c)	1,250,000	821,830
Series B, 5.00%, 7/1/2057 (b)	1,042,165	821,949
Series A, 5.30%, 7/1/2037	270,000	212,936
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	500,000	495,978
Security Description	Principal Amount	Value
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	$ 500,000	$ 489,394
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2025	1,900,000	1,937,735
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	448,281
Series A, 5.00%, 12/1/2039	40,000	40,046
Series A, 5.25%, 12/1/2045	370,000	371,025
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (c)	100,000	100,956
E-470 Public Highway Authority Revenue, CO Series B, Zero Coupon, 9/1/2037 (a)	475,000	239,989
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (c)	400,000	403,274
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,409,537
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, Class A, 5.25%, 12/1/2032	1,945,000	1,930,668
Series A, Class A, 5.75%, 12/1/2052	535,000	521,639
Heritage Todd Creek Metropolitan District, General Obligation, CO 6.13%, 12/1/2044	1,000,000	1,003,058
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	483,559
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	601,030
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	925,392
Series A, 5.25%, 12/1/2050	2,000,000	1,821,773
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,574,668
Peak Metropolitan District No. 3, General Obligation, CO Series A-1, 7.50%, 12/1/2052	2,210,000	2,211,006

See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	$ 2,690,000	$ 2,534,622
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (c)	1,000,000	972,769
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (c)	2,990,000	2,946,358
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,068,022
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (c)	1,825,000	1,241,000
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	357,504
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	939,324
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (c)	1,000,000	678,764
Series A, 5.00%, 12/1/2051 (c)	1,000,000	582,457
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	2,964,606
Southglenn Metropolitan District, General Obligation, CO 3.50%, 12/1/2026	747,000	721,107
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	416,953
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A1, 4.13%, 12/1/2031	1,000,000	909,030
Series 2021-A1, 5.00%, 12/1/2041	2,700,000	2,420,844
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	995,379
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	435,236
6.50%, 12/1/2043	2,000,000	1,867,446
6.75%, 12/1/2052	1,430,000	1,331,961
Security Description	Principal Amount	Value
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	$ 1,750,000	$ 1,640,602
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	600,000	572,582
Series A, 5.00%, 12/1/2049	1,000,000	898,531
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	443,062
Series A-1, 4.13%, 12/1/2051	1,550,000	945,997
		70,533,232
CONNECTICUT — 0.5%
City of Hartford, General Obligation, CT Series C, AGM, 3.00%, 7/15/2027 (a)	100,000	99,555
Connecticut State Development Authority Revenue, CT AMT, 7.95%, 4/1/2026	300,000	299,941
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	454,563
Series R, 3.38%, 7/1/2037	190,000	168,238
Series F, 3.50%, 7/1/2026	5,000	4,826
Series A, 4.00%, 7/1/2038	745,000	691,147
Series A, 4.00%, 7/1/2049	1,000,000	843,015
Series B, 4.00%, 7/1/2034	130,000	130,000
Series F, 4.00%, 7/1/2030	1,100,000	1,019,806
Series L, 4.00%, 7/1/2034	250,000	251,695
Series L-1, 4.00%, 7/1/2029	490,000	493,585
Series L, 4.13%, 7/1/2041	500,000	480,376
Series A, 5.00%, 1/1/2045 (c)	300,000	265,024
Series A, 5.00%, 9/1/2046 (c)	110,000	90,038
Series A, 5.00%, 9/1/2053 (c)	500,000	394,226
Series F, 5.00%, 7/1/2037	1,175,000	1,121,488
Series G-1, 5.00%, 7/1/2044 (c)	275,000	259,739
Series G-1, 5.00%, 7/1/2050 (c)	500,000	458,228
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (c)	1,000,000	999,361
State of Connecticut, General Obligation, CT Series A, 5.00%, 10/15/2026	285,000	285,206
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2051 (c)	1,315,000	983,057
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	824,670

See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2027	$ 100,000	$ 100,159
		10,717,943
DELAWARE — 0.3%
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (b)	3,000,000	2,737,364
Series B, VRN, 1.25%, 10/1/2040 (b)	1,000,000	912,455
3.25%, 6/1/2026	365,000	345,551
Series A, 4.00%, 6/1/2042	160,000	128,764
Series A, 4.00%, 6/1/2052	70,000	51,345
5.00%, 6/1/2036	500,000	490,199
5.00%, 6/1/2046	700,000	635,232
		5,300,910
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Revenue, DC:
5.00%, 4/1/2033	500,000	530,884
5.00%, 12/1/2034	500,000	560,161
5.00%, 10/1/2035	2,630,000	2,592,660
5.00%, 6/1/2050	2,590,000	2,370,441
Series A, 5.00%, 7/1/2032	150,000	145,978
Series A, 5.00%, 7/1/2052	115,000	95,729
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series C, Zero Coupon, 6/15/2055	20,000,000	1,978,888
Series A, 0.01%, 6/15/2046	25,000,000	5,800,108
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
AGC, Zero Coupon, 10/1/2035 (a)	220,000	138,927
Series A, Zero Coupon, 10/1/2037	2,000,000	1,044,557
Series B, 4.00%, 10/1/2044	650,000	622,385
Series B, 4.00%, 10/1/2049	1,625,000	1,513,193
Series B, AGM, 4.00%, 10/1/2053 (a)	3,125,000	2,965,730
Series A, 5.00%, 10/1/2033	855,000	918,931
		21,278,572
FLORIDA — 6.3%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	308,949
5.00%, 11/15/2024	30,000	28,560
Security Description	Principal Amount	Value
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	$ 1,225,000	$ 1,203,654
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	97,572
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (c)	1,000,000	693,926
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (c)	1,500,000	1,214,313
4.00%, 6/15/2051 (c)	1,500,000	1,103,869
5.00%, 12/15/2040 (c)	190,000	173,258
5.00%, 7/1/2046 (c)	750,000	571,390
Series A, 5.00%, 6/15/2039 (c)	390,000	364,742
Series A, 5.00%, 7/1/2050	600,000	419,658
Series A, 5.00%, 6/15/2055 (c)	290,000	243,946
Series A, 5.00%, 8/1/2055	700,000	676,126
Series A-1, 5.00%, 1/1/2055 (c)	250,000	191,616
Series A-1, 5.00%, 7/1/2056 (c)	3,850,000	3,470,129
Series A, 5.13%, 6/15/2037 (c)	450,000	442,291
Series A, 5.38%, 6/15/2038 (c)	105,000	101,185
5.63%, 8/1/2037 (c)	115,000	91,924
5.88%, 8/1/2052 (c)	610,000	441,331
6.10%, 8/15/2038 (c)	215,000	218,751
Series A, 7.50%, 6/1/2048 (c) (e)	3,019,549	392,541
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	1,090,000	869,097
Central Florida Expressway Authority Revenue, FL BAM, 3.25%, 7/1/2039 (a)	100,000	90,440
Charlotte County Industrial Development Authority Revenue, FL:
Series A, AMT, 4.00%, 10/1/2051 (c)	500,000	381,276
AMT, 5.00%, 10/1/2049 (c)	220,000	210,190
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	392,723
City of Orlando Tourist Development Tax Revenue, FL:
Series A, AGM, 5.00%, 11/1/2026 (a)	735,000	773,080

See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, AGM, 5.00%, 11/1/2028 (a)	$ 500,000	$ 538,317
Series A, AGM, 5.00%, 11/1/2036 (a)	200,000	210,372
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	500,000	373,240
City Of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	923,525
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	435,798
City of Tampa Revenue, FL 5.00%, 4/1/2040	500,000	506,966
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (c) (e)	312,258	34,348
Series A, 8.25%, 5/15/2049 (c) (e)	78,064	8,587
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (c)	140,000	138,367
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	209,335
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	137,276
Series A, AMT, 5.00%, 10/1/2036	300,000	318,972
County of Escambia Revenue, FL Series B, VRN, 2.00%, 11/1/2033 (b)	775,000	757,157
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	577,363
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	100,081
AMT, 5.00%, 10/1/2028	500,000	505,012
AMT, 5.00%, 10/1/2030	650,000	655,817
5.00%, 10/1/2033	505,000	530,547
Series A, 5.00%, 10/1/2036	765,000	796,023
County of Miami-Dade Revenue, FL:
Series C, AGC, Zero Coupon, 10/1/2048 (a)	595,000	188,939
5.00%, 10/1/2026	870,000	924,151
5.00%, 10/1/2027	240,000	253,265
5.00%, 10/1/2029	675,000	707,218
Series A, AGC, 6.88%, 10/1/2034 (a) (b)	145,000	177,717
Security Description	Principal Amount	Value
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AGM, 4.00%, 10/1/2045 (a)	$ 590,000	$ 565,564
County of Osceola Transportation Revenue, FL Series A-1, 5.00%, 10/1/2049	500,000	507,805
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (c)	110,000	105,409
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	2,000,000	1,556,209
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	893,981
Series A, 5.00%, 8/15/2031	155,000	163,882
Series A, 5.00%, 8/15/2033	1,595,000	1,682,858
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	482,701
Series A, 4.00%, 6/1/2041 (c)	2,070,000	1,492,038
Series A, 4.00%, 7/1/2045	600,000	499,981
Series A, 4.00%, 7/1/2051 (c)	750,000	613,293
Series A, 4.00%, 6/1/2055 (c)	1,000,000	617,351
Series A, 4.00%, 6/30/2056 (c)	100,000	70,316
Series A, 4.75%, 7/15/2036 (c)	500,000	475,709
Series A, 5.00%, 2/1/2052	2,000,000	1,836,181
Series A, 5.00%, 6/15/2052	1,035,000	995,754
Series C, 5.00%, 9/15/2040 (c)	100,000	88,765
AMT, 5.25%, 8/1/2029 (c)	2,000,000	1,927,453
Series A, 5.25%, 6/1/2050 (c)	1,000,000	820,264
Series A, 5.25%, 6/1/2055 (c)	1,000,000	804,436
Series A, 6.00%, 6/15/2035 (c)	505,000	508,929
Series A, 6.00%, 6/15/2044 (c)	575,000	470,011
AMT, 6.13%, 7/1/2032 (b) (c)	1,350,000	1,358,453
Series A, 6.13%, 6/15/2044 (c)	555,000	560,313
Series A, 6.13%, 6/15/2046 (c)	100,000	100,167
Series A, AMT, VRN, 6.25%, 1/1/2049 (b) (c)	4,015,000	4,000,673
Series A, AMT, VRN, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,656,301
Series A, 6.50%, 7/1/2044	925,000	929,895
Series A, AMT, VRN, 6.50%, 1/1/2049 (b) (c)	9,170,000	8,793,131
Series A, Class A, AMT, VRN, 7.25%, 7/1/2057 (b) (c)	10,595,000	10,776,083

See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series B, AMT, 7.38%, 1/1/2049 (c)	$ 8,670,000	$ 8,583,338
Florida Higher Educational Facilities Financial Authority Revenue, FL Series A1, 5.00%, 6/1/2048 (c)	1,000,000	901,296
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050	100,000	95,771
Greater Orlando Aviation Authority Revenue, FL:
AMT, 5.00%, 11/15/2036	2,850,000	2,849,844
Series A, AMT, 5.00%, 10/1/2026	235,000	243,877
Series A, AMT, 5.00%, 10/1/2027	170,000	179,052
Series A, AMT, 5.00%, 10/1/2042	250,000	256,140
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	566,552
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	116,814
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	300,000	300,093
Hernando County School District, Certificate Participation, FL Series A, AGM, 3.00%, 7/1/2035 (a)	115,000	107,418
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (e)	500,000	175,000
Series A, 6.25%, 4/1/2049 (e)	500,000	175,000
Hillsborough County Industrial Development Authority Revenue, FL 3.50%, 8/1/2055	5,000,000	3,768,791
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	641,250
JEA Electric System Revenue, FL:
Series B, 5.00%, 10/1/2028	325,000	351,538
Series B, 5.00%, 10/1/2029	370,000	398,499
Lakewood Ranch Stewardship District, Special Assessment, FL 4.00%, 5/1/2050 (c)	1,250,000	988,971
Security Description	Principal Amount	Value
Lee County Industrial Development Authority Revenue, FL 5.75%, 6/15/2042 (c)	$ 500,000	$ 478,183
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	730,000	631,025
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	685,546
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,003,276
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	403,046
Series A, 5.00%, 7/1/2028	325,000	337,868
Series A, 5.00%, 7/1/2031	200,000	201,523
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	249,559
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,404,397
Series B, 5.00%, 5/1/2037	925,000	908,439
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	366,088
Palm Beach County Health Facilities Authority Revenue, FL Series B, 4.00%, 5/15/2053	500,000	293,696
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	132,947
5.00%, 7/1/2039	410,000	412,103
Reunion East Community Development District, Special Assessment, FL:
2.85%, 5/1/2031	20,000	17,612
3.15%, 5/1/2041	60,000	46,585
4.00%, 5/1/2051	135,000	108,684
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	3,300,000	2,617,369
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	99,999

See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	$ 1,400,000	$ 1,145,712
Series A, 5.50%, 11/15/2049	1,515,000	1,173,111
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	856,181
Series A, 4.00%, 12/15/2041	750,000	594,683
Series A, 4.00%, 12/15/2046	750,000	560,966
Series A, 4.00%, 12/15/2050	1,000,000	722,930
Tolomato Community Development District, Special Assessment, FL:
Series 2015-2, Zero Coupon, 5/1/2040	180,000	164,673
Series A2, 4.25%, 5/1/2037	1,100,000	1,024,557
Series 2015-3, 6.61%, 5/1/2040 (e) (f)	195,000	—
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	584,753
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	568,999
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,825,000	1,682,227
Village Community Development District No. 13, Special Assessment, FL:
2.63%, 5/1/2024	65,000	64,207
3.70%, 5/1/2050	1,915,000	1,511,162
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	3,000,000	3,087,288
Village Community Development District No. 15, Special Assessment, FL:
5.00%, 5/1/2043 (c) (g)	1,250,000	1,263,548
5.25%, 5/1/2054 (c) (g)	1,550,000	1,571,623
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	131,781
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	100,000	108,838
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	674,152
		123,117,416
Security Description	Principal Amount	Value
GEORGIA — 1.2%
Atlanta Development Authority Revenue, GA:
Series A1, 6.50%, 1/1/2029 (e)	$ 350,000	$ 157,500
Series A1, 6.75%, 1/1/2035 (e)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (e)	500,000	225,000
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	93,313
5.00%, 7/1/2025	785,000	782,928
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	4,495,000	4,041,042
Series D-02, 4.13%, 11/1/2045	435,000	391,069
Development Authority of Rockdale County Revenue, GA AMT, 4.00%, 1/1/2038 (c)	1,000,000	950,253
Development Authority Of The City Of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,267,984
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	708,991
Series A, 5.25%, 10/1/2049	115,000	97,766
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (c)	6,350,000	4,266,954
5.00%, 7/1/2042	1,000,000	942,653
George L Smith II Congress Center Authority Revenue, GA:
Series A, 4.00%, 1/1/2054	750,000	635,351
Series B, 5.00%, 1/1/2054 (c)	1,500,000	1,260,159
Georgia Local Government, Certificate Participation, GA Series A, 4.75%, 6/1/2028 (a)	629,000	647,611
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (c)	250,000	252,885
Main Street Natural Gas, Inc. Revenue, GA:
Series A, 5.50%, 9/15/2026	205,000	212,230
Series A, 5.50%, 9/15/2028	1,500,000	1,592,320
Municipal Electric Authority of Georgia Revenue, GA:
Series B, 4.00%, 1/1/2049	2,000,000	1,734,345
Series A, 5.00%, 7/1/2060	635,000	632,875
Series B, 5.00%, 1/1/2048	850,000	853,076

See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 5.50%, 7/1/2060	$ 170,000	$ 171,270
		23,684,825
GUAM — 1.1%
Antonio B Won Pat International Airport Authority Revenue, GU Series C, AMT, 6.38%, 10/1/2043	590,000	593,757
Guam Government Waterworks Authority Revenue, GU:
Series A, 5.00%, 7/1/2029	315,000	317,956
Series A, 5.00%, 1/1/2050	1,775,000	1,804,270
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2034	1,205,000	1,294,838
Series A, 5.00%, 10/1/2036	1,940,000	2,000,403
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	444,230
Series A, 5.00%, 12/1/2025	4,000,000	4,078,524
Series A, 5.00%, 11/1/2040	2,800,000	2,821,932
Series D, 5.00%, 11/15/2027	355,000	360,970
Series D, 5.00%, 11/15/2028	110,000	111,907
Series D, 5.00%, 11/15/2029	525,000	534,603
Series D, 5.00%, 11/15/2034	250,000	252,697
Series D, 5.00%, 11/15/2035	100,000	100,730
Series D, 5.00%, 11/15/2039	6,370,000	6,330,054
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	180,000	185,719
		21,232,590
HAWAII — 0.2%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	2,000,000	1,682,187
Series A, 5.00%, 1/1/2045 (c)	750,000	641,542
6.00%, 7/1/2028 (c)	355,000	360,882
Series A, 6.88%, 7/1/2043 (c)	300,000	300,175
		2,984,786
IDAHO — 0.1%
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	597,529
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 3.75%, 9/1/2051 (c)	3,000,000	2,273,138
		2,870,667
ILLINOIS — 8.5%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	266,518
6.00%, 4/1/2046	350,000	366,749
Security Description	Principal Amount	Value
6.10%, 4/1/2036	$ 45,000	$ 48,276
Chicago Board of Education, General Obligation, IL:
Series A, Zero Coupon, 12/1/2027 (a)	225,000	188,338
Series A, Zero Coupon, 12/1/2028 (a)	100,000	80,275
Series A, 0.01%, 12/1/2031 (a)	1,060,000	740,139
Series B-1, 0.01%, 12/1/2028 (a)	830,000	666,279
Series B-1, 0.01%, 12/1/2029 (a)	620,000	476,105
Series B-1, 0.01%, 12/1/2030 (a)	220,000	160,606
Series A, 4.00%, 12/1/2027	3,215,000	3,206,639
Series A, 4.00%, 12/1/2047	6,750,000	5,903,098
Series B, 4.00%, 12/1/2035	200,000	189,949
Series A, AGM, 5.00%, 12/1/2027 (a)	1,100,000	1,156,770
Series A, AGM, 5.00%, 12/1/2028 (a)	150,000	159,876
Series A, 5.00%, 12/1/2030	4,020,000	4,195,967
Series A, 5.00%, 12/1/2031	600,000	622,612
Series A, 5.00%, 12/1/2033	1,000,000	1,035,320
Series A, 5.00%, 12/1/2036	3,550,000	3,658,856
Series A, 5.00%, 12/1/2037	150,000	153,409
Series A, 5.00%, 12/1/2039	910,000	923,525
Series A, 5.00%, 12/1/2042	1,330,000	1,312,060
Series B, 5.00%, 12/1/2029	100,000	105,309
Series B, 5.00%, 12/1/2031	8,250,000	8,709,012
Series B, 5.00%, 12/1/2033	340,000	355,047
Series B, 5.00%, 12/1/2034	410,000	409,999
Series C, 5.00%, 12/1/2027	600,000	624,919
Series C, 5.00%, 12/1/2030	3,780,000	3,889,508
Series D, 5.00%, 12/1/2027	2,400,000	2,499,675
Series D, 5.00%, 12/1/2046	2,625,000	2,571,843
Series G, 5.00%, 12/1/2034	2,400,000	2,456,816
Series H, 5.00%, 12/1/2036	3,100,000	3,141,383
Series E, 5.13%, 12/1/2032	765,000	768,651
Series C, 5.25%, 12/1/2035	2,140,000	2,147,357
Series C, 5.25%, 12/1/2039	7,865,000	7,882,523
Series A, 5.50%, 12/1/2026 (a)	885,000	915,800
Series A, AMBAC, 5.50%, 12/1/2031	620,000	669,759
Series A, 7.00%, 12/1/2026	1,100,000	1,177,690
Series A, 7.00%, 12/1/2044	3,405,000	3,575,314
Series A, 7.00%, 12/1/2046 (c)	2,125,000	2,295,057
Chicago Midway International Airport Revenue, IL:
Series A, AMT, 5.00%, 1/1/2024	750,000	754,051
Series A, AMT, 5.00%, 1/1/2026	100,000	102,702

See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, AMT, 5.50%, 1/1/2030	$ 200,000	$ 200,143
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	2,505,000	2,519,770
Series B, AGM, 4.00%, 1/1/2053 (a)	300,000	287,460
Series B, 5.00%, 1/1/2029	315,000	322,066
Series C, 5.00%, 1/1/2032	500,000	520,749
Series D, 5.00%, 1/1/2047	500,000	513,442
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	532,737
City of Chicago Motor Fuel Tax Revenue, IL:
5.00%, 1/1/2026	250,000	252,125
5.00%, 1/1/2029	100,000	100,850
City of Chicago Waterworks Revenue, IL:
4.00%, 11/1/2037	30,000	29,999
Series A-1, 5.00%, 11/1/2030	780,000	815,236
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	184,304
Series A, 4.00%, 1/1/2036	600,000	583,875
Series C, 5.00%, 1/1/2024	65,000	65,360
Series C, 5.00%, 1/1/2026	470,000	486,283
Series C, 5.00%, 1/1/2027	195,000	200,040
Series C, 5.00%, 1/1/2035	700,000	713,301
Series C, 5.00%, 1/1/2038	1,615,000	1,631,620
Series 2007-G, 5.50%, 1/1/2042	780,000	791,062
Series A, 5.50%, 1/1/2035	840,000	906,619
Series A, 5.50%, 1/1/2039	2,800,000	3,074,422
Series A, 5.50%, 1/1/2040	2,720,000	2,974,353
Series A, 5.75%, 1/1/2033	510,000	544,422
Cook County Community College District No. 508, General Obligation, IL:
5.13%, 12/1/2038	430,000	430,238
5.25%, 12/1/2043	205,000	205,181
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (c)	440,000	385,186
4.00%, 12/1/2040	250,000	229,933
Series C, 4.25%, 8/1/2042	1,050,000	929,340
Series A, 4.50%, 8/1/2033 (c)	1,275,000	1,263,760
5.00%, 2/15/2032	100,000	99,305
5.00%, 5/15/2033	2,220,000	2,039,311
5.00%, 5/15/2040	3,550,000	2,802,865
Series A, 5.00%, 8/1/2042	580,000	579,456
Series A, 5.00%, 2/15/2047	1,385,000	1,300,941
Series A, 5.00%, 11/1/2049	600,000	487,193
Series A, 5.00%, 2/15/2050	1,950,000	1,809,321
Security Description	Principal Amount	Value
5.25%, 2/15/2047	$ 100,000	$ 93,334
Series A, 5.25%, 5/1/2038	2,030,000	1,790,630
Series A, 5.25%, 8/1/2038 (c)	300,000	303,027
5.50%, 4/1/2032	500,000	482,809
Series A, 6.00%, 4/1/2038 (c)	1,175,000	1,125,046
Series A, 6.00%, 7/1/2043	200,000	200,000
Series A, 6.13%, 4/1/2049 (c)	500,000	469,545
Series A, 6.13%, 4/1/2058 (c)	1,390,000	1,280,878
Illinois Sports Facilities Authority Revenue, IL:
AMBAC, 0.01%, 6/15/2025	680,000	623,946
Series A, 5.00%, 6/15/2032	220,000	223,121
Metropolitan Pier & Exposition Authority Revenue, IL:
Series A, Zero Coupon, 6/15/2029 (a)	105,000	83,877
Series A, Zero Coupon, 12/15/2034 (a)	220,000	138,712
Series A, Zero Coupon, 12/15/2039 (a)	200,000	95,343
Series A, Zero Coupon, 6/15/2041	500,000	214,054
Series B, AGM, Zero Coupon, 6/15/2027 (a)	125,000	108,055
Series B, AGM, Zero Coupon, 12/15/2056 (a)	845,000	163,609
Series A, 0.01%, 6/15/2031 (a)	215,000	157,793
Series A, 0.01%, 12/15/2031 (a)	5,735,000	4,125,229
Series A, 0.01%, 6/15/2034 (a)	190,000	123,021
Series A, 0.01%, 12/15/2035 (a)	140,000	83,484
Series A, 0.01%, 6/15/2037 (a)	650,000	354,802
Series B, 0.01%, 12/15/2041	395,000	165,152
Series B, 0.01%, 12/15/2051	2,200,000	533,824
Series A, 4.00%, 12/15/2047	3,060,000	2,810,110
Series B, 5.00%, 12/15/2040	100,000	101,170
Series B, 5.00%, 6/15/2042	205,000	211,656
Series B, 5.00%, 6/15/2052	2,395,000	2,406,478
Series B, 5.50%, 6/15/2029 (a)	5,130,000	5,368,671
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	190,595
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	111,024
Northern Illinois University Revenue, IL Series B, BAM, 5.00%, 4/1/2027 (a)	630,000	659,792
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	463,232

See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series D, 3.00%, 6/15/2031	$ 710,000	$ 671,226
Series A, 5.00%, 6/15/2026	725,000	754,616
Series A, 5.00%, 6/15/2027	250,000	259,976
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	135,886
3.50%, 6/1/2031	1,200,000	1,145,789
4.00%, 6/1/2032	1,820,000	1,828,682
Series A, 4.00%, 1/1/2029	630,000	630,383
Series A, 4.00%, 1/1/2030	515,000	515,313
Series B, Class B, 4.00%, 10/1/2033	3,000,000	3,063,236
5.00%, 6/1/2027	1,070,000	1,116,217
5.00%, 1/1/2029	1,000,000	1,035,500
5.00%, 5/1/2032	5,000,000	5,052,724
5.00%, 11/1/2034	120,000	123,700
5.00%, 5/1/2035	140,000	141,123
5.00%, 5/1/2036	125,000	125,860
5.00%, 2/1/2039	4,775,000	4,789,794
5.00%, 4/1/2039	2,235,000	2,243,815
5.00%, 5/1/2039	380,000	381,651
Series A, 5.00%, 10/1/2024	150,000	152,476
Series A, 5.00%, 3/1/2028	1,195,000	1,281,148
Series A, 5.00%, 3/1/2029	1,975,000	2,149,771
Series A, 5.00%, 3/1/2030	1,090,000	1,202,722
Series A, 5.00%, 10/1/2030	1,120,000	1,209,618
Series A, 5.00%, 3/1/2035	1,500,000	1,637,213
Series A, 5.00%, 4/1/2035	250,000	250,377
Series A, 5.00%, 5/1/2035	2,455,000	2,590,012
Series A, 5.00%, 4/1/2036	140,000	140,211
Series D, 5.00%, 11/1/2028	2,275,000	2,421,608
5.25%, 7/1/2028	750,000	750,196
5.25%, 2/1/2029	405,000	408,980
5.25%, 7/1/2029	100,000	100,026
5.50%, 7/1/2024	660,000	660,195
5.50%, 7/1/2025	245,000	245,072
5.50%, 7/1/2026	120,000	120,036
5.50%, 7/1/2027	200,000	200,059
5.50%, 7/1/2033	665,000	665,197
5.50%, 7/1/2038	200,000	200,059
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	227,244
Series A, 5.50%, 12/1/2043	115,000	106,492
Village of Rosemont, General Obligation, IL Series A, AGM, 5.00%, 12/1/2040 (a)	190,000	197,414
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	230,739
		167,800,424
Security Description	Principal Amount	Value
INDIANA — 0.2%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (e)	$ 702,730	$ 7
City of Valparaiso Revenue, IN AMT, 6.75%, 1/1/2034	750,000	760,573
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	89,989
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	168,024
Series 2, 4.00%, 10/1/2036	640,000	655,614
Series A, 4.50%, 7/1/2053	250,000	156,880
5.00%, 10/1/2042	1,170,000	1,107,631
Series A, AMT, 6.75%, 5/1/2039	275,000	309,924
AMT, 7.00%, 3/1/2039 (c)	500,000	379,895
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series I, AMT, 5.00%, 1/1/2027	750,000	761,096
		4,389,633
IOWA — 0.6%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	3,345,000	3,258,887
5.00%, 5/15/2036	1,250,000	1,050,486
5.00%, 5/15/2041	545,000	426,418
5.00%, 5/15/2047	415,000	305,610
VRN, 5.00%, 12/1/2050 (b)	4,000,000	4,090,204
Series A, 5.00%, 5/15/2043	935,000	717,705
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	300,000	289,704
Iowa Tobacco Settlement Authority Revenue, IA:
Series B, Class 2, Zero Coupon, 6/1/2065	5,265,000	605,093
Series B1, Class 2, 4.00%, 6/1/2049	1,320,000	1,305,251
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (b)	500,000	509,805
		12,559,163
KANSAS — 0.2%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	560,107
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032	200,000	88,751
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	588,950
Series I, 5.00%, 5/15/2033	350,000	325,191
Series Iv A, 5.63%, 5/15/2044	1,185,000	1,061,167

See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Overland Park Development Corp. Revenue, KS 5.00%, 3/1/2049	$ 1,000,000	$ 929,473
Wyandotte County-Kansas City Unified Government Revenue, KS Zero Coupon, 12/1/2027 (a)	265,000	220,320
		3,773,959
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (c)	2,875,000	2,762,789
Series B, AMT, 4.45%, 1/1/2042 (c)	1,275,000	1,225,237
Series A, AMT, 4.70%, 1/1/2052 (c)	465,000	442,574
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	212,648
Floyd County School District Finance Corp. Revenue, KY 3.50%, 8/1/2033	235,000	235,341
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2024	790,000	804,855
Series A, 5.00%, 9/1/2026	120,000	122,147
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, AGM, 4.00%, 12/1/2041 (a)	500,000	500,000
Series A, 4.25%, 7/1/2035	2,645,000	2,581,706
Series A, 5.00%, 6/1/2037	1,520,000	1,532,588
Series A, AGM, 5.00%, 12/1/2045 (a)	550,000	563,246
Series A, 5.25%, 6/1/2050	100,000	100,672
5.50%, 11/15/2035	105,000	97,003
Kentucky Housing Corp. Revenue, KY Series A-2, 4.65%, 5/1/2025 (c)	3,000,000	2,988,431
Kentucky Municipal Power Agency Revenue, KY:
Series A, 4.00%, 9/1/2039 (a)	140,000	134,701
Series A, 5.00%, 9/1/2023 (a)	135,000	135,291
Series A, 5.00%, 9/1/2025 (a)	425,000	438,038
Series A, 5.00%, 9/1/2026 (a)	160,000	164,005
Series A, 5.00%, 9/1/2030 (a)	1,180,000	1,209,534
Series A, 5.00%, 9/1/2042 (a)	125,000	125,276
Kentucky Public Energy Authority Revenue, KY Series A, VRN, 4.00%, 12/1/2050 (b)	500,000	498,980
Kentucky Turnpike Authority Revenue, KY Series B, 5.00%, 7/1/2023	105,000	105,000
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series B, VRN, 5.00%, 10/1/2047 (b)	$ 500,000	$ 501,367
Series D, VRN, 5.00%, 10/1/2047 (b)	500,000	535,370
		18,016,799
LOUISIANA — 1.2%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	1,911,770
City of Shreveport Water & Sewer Revenue, LA:
Series B, AGM, 3.00%, 12/1/2035 (a)	200,000	186,078
Series B, AGM, 4.00%, 12/1/2041 (a)	480,000	467,208
Series C, BAM, 4.00%, 12/1/2033 (a)	365,000	366,146
5.00%, 12/1/2040	250,000	254,334
Series A, AGM, 5.00%, 12/1/2036 (a)	260,000	280,187
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,167,863
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,116,315
4.00%, 11/1/2046 (c)	1,000,000	882,006
Series A, 5.00%, 1/1/2049	1,500,000	1,038,106
Louisiana Public Facilities Authority Revenue, LA:
Zero Coupon, 10/1/2046	3,590,000	3,548,623
4.00%, 5/15/2041	5,000	5,117
5.00%, 7/1/2047	300,000	304,938
Series A, 5.00%, 7/1/2046	500,000	506,651
Series A, 5.00%, 7/1/2051	385,000	388,492
5.63%, 6/1/2037 (c)	420,000	417,177
Louisiana State Citizens Property Insurance Corp. Revenue, LA Series A, 5.00%, 6/1/2026	300,000	315,520
New Orleans Aviation Board Revenue, LA Series B, AMT, 5.00%, 1/1/2024	240,000	241,111
Parish of St. James Revenue, LA:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,080,383
Series 2, 6.35%, 10/1/2040 (c)	2,000,000	2,160,765

See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (b)	$ 3,980,000	$ 3,757,507
St. Tammany Parish Finance Authority Revenue, LA 5.25%, 11/15/2037	250,000	234,158
		23,630,455
MAINE — 0.2%
Maine Health & Higher Educational Facilities Authority Revenue, ME:
4.00%, 7/1/2037 (c)	2,000,000	1,831,769
Series A, 4.00%, 7/1/2041	100,000	88,594
Series A, 4.00%, 7/1/2046	310,000	261,015
5.00%, 7/1/2043	200,000	200,000
Series A, 5.00%, 7/1/2046	2,045,000	1,875,314
Town of Rumford Revenue, ME AMT, 6.88%, 10/1/2026	525,000	526,011
		4,782,703
MARYLAND — 1.7%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	310,000	310,098
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,304,256
5.00%, 9/1/2023	210,000	209,756
5.00%, 9/1/2027	305,000	302,853
5.00%, 9/1/2028	750,000	749,243
5.00%, 9/1/2031	500,000	501,923
5.00%, 9/1/2039	1,250,000	1,193,066
5.00%, 9/1/2046	250,000	227,365
5.00%, 6/1/2051	550,000	523,843
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,437,816
5.00%, 7/1/2036	474,000	479,679
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	458,479
Series B, 5.00%, 11/1/2042	3,105,000	2,691,612
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	768,347
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (c)	1,000,000	873,582
County of Howard, Special Obligation, MD 6.10%, 2/15/2044	425,000	411,897
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (c)	1,600,000	1,581,937
Security Description	Principal Amount	Value
Maryland Economic Development Corp. Revenue, MD:
Series A, AMT, 5.00%, 11/12/2028	$ 1,000,000	$ 1,032,790
Series B, AMT, 5.00%, 6/30/2040	5,000,000	5,206,613
Series B, AMT, 5.25%, 6/30/2052	785,000	812,491
Series A, 5.63%, 7/1/2043	1,500,000	1,648,052
5.75%, 9/1/2025	525,000	529,431
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	595,000	556,520
4.00%, 9/1/2040	325,000	293,058
4.00%, 9/1/2050	2,520,000	2,141,054
4.38%, 7/1/2036	1,155,000	1,102,331
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	414,526
5.00%, 7/1/2040	1,000,000	1,012,874
5.00%, 7/1/2045	90,000	91,031
Series A, 5.00%, 7/1/2038	100,000	101,506
Series A, 5.50%, 1/1/2031	100,000	106,704
Series A, 5.50%, 1/1/2036	3,500,000	3,632,033
		32,706,766
MASSACHUSETTS — 0.5%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	97,847
5.00%, 6/15/2054	500,000	463,009
Massachusetts Development Finance Agency Revenue, MA:
Series D, 4.00%, 7/1/2045	350,000	309,121
4.13%, 10/1/2042 (c)	500,000	401,644
5.00%, 7/1/2026	500,000	516,644
5.00%, 1/1/2041	240,000	241,111
5.00%, 10/1/2043	950,000	889,056
5.00%, 1/1/2045	300,000	300,758
5.00%, 7/1/2047	870,000	714,678
5.00%, 7/1/2051 (c)	750,000	592,901
5.00%, 10/1/2057 (c)	2,420,000	2,123,418
Series D, 5.00%, 7/1/2044	1,515,000	1,522,472
Series G, 5.00%, 7/1/2044	1,000,000	968,805
Series I, 5.00%, 7/1/2029	560,000	586,364
Series L, 5.00%, 7/1/2044	500,000	505,270
Series A, 5.25%, 7/1/2034	10,000	9,365
Series A, 5.50%, 7/1/2044	325,000	291,475
Series F, 5.63%, 7/15/2036	120,000	117,749

See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Massachusetts Educational Financing Authority Revenue, MA Series J, AMT, 3.50%, 7/1/2033	$ 50,000	$ 48,663
		10,700,350
MICHIGAN — 1.3%
City of Detroit Sewage Disposal System Revenue, MI Series B, 5.50%, 7/1/2029 (a)	155,000	163,321
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,286,801
5.00%, 4/1/2031	500,000	513,900
Series A, 5.00%, 4/1/2046	250,000	242,416
Series A, 5.00%, 4/1/2050	1,000,000	955,359
5.50%, 4/1/2050	135,000	136,928
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	785,269
Series A, 5.50%, 4/1/2039	3,000,000	2,319,251
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,387,584
Michigan Finance Authority Revenue, MI:
Series F1, 3.88%, 10/1/2023	100,000	99,907
Series A, 4.00%, 2/15/2044	245,000	235,110
Series A-CLASS 1, 4.00%, 6/1/2049	6,000,000	5,382,680
4.40%, 4/1/2031 (c)	100,000	85,085
4.90%, 4/1/2041 (c)	260,000	195,500
Series B, 5.00%, 7/1/2026	225,000	226,030
Series B, 5.00%, 7/1/2028	100,000	100,679
Series B, 5.00%, 7/1/2033	100,000	100,703
Series B, 5.00%, 7/1/2044	3,575,000	3,576,105
Series D-2, 5.00%, 7/1/2034	400,000	409,951
5.25%, 2/1/2027	410,000	412,639
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (b)	1,000,000	994,548
AMT, 5.00%, 6/30/2030	35,000	36,663
AMT, 5.00%, 6/30/2031	665,000	697,750
AMT, 5.00%, 12/31/2032	550,000	576,382
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, 0.01%, 6/1/2052	715,000	83,618
Series C, 0.01%, 6/1/2058	20,900,000	829,968
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	806,376
Security Description	Principal Amount	Value
State of Michigan Revenue, MI 5.00%, 3/15/2026	$ 680,000	$ 716,693
Wayne County Airport Authority Revenue, MI:
Series B, BAM, 5.00%, 12/1/2039 (a)	700,000	708,624
Series C, AMT, 5.00%, 12/1/2039	550,000	551,555
Series C, AMT, 5.00%, 12/1/2044	285,000	284,730
		25,902,125
MINNESOTA — 0.8%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	130,734
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	50,000	48,771
Series A, 5.00%, 3/1/2039	500,000	454,381
Series A, 5.50%, 7/1/2035	150,000	137,289
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	332,653
Series A, 5.00%, 7/1/2056	2,125,000	1,805,148
Series A, 5.38%, 8/1/2050	1,000,000	960,713
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	95,255
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (c)	300,000	276,941
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	882,993
Series A, 5.00%, 8/1/2048	1,050,000	865,335
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	110,525
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	141,156
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,532,738
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	944,889
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	201,126
Series A, 5.00%, 12/1/2041	500,000	482,456
Series A, 5.00%, 9/1/2043	1,315,000	1,215,809
5.25%, 3/1/2043 (c)	1,205,000	1,103,993
Series A, 5.30%, 7/1/2045	500,000	469,153
5.50%, 3/1/2053 (c)	1,765,000	1,636,354

See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
St. Paul Port Authority Revenue, MN Series 7, AMT, 4.50%, 10/1/2037 (c)	$ 255,000	$ 245,121
Woodbury Housing & Redevelopment Authority Revenue, MN:
5.00%, 12/1/2029	225,000	221,243
5.25%, 12/1/2049	340,000	293,548
		15,588,324
MISSISSIPPI — 0.4%
County of Warren Revenue, MS:
VRN, 1.38%, 8/1/2027 (b)	1,100,000	1,047,998
Series A, VRN, 1.38%, 5/1/2034 (b)	1,350,000	1,286,179
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	317,268
Mississippi Development Bank Revenue, MS:
AGM, 3.50%, 9/1/2034 (a)	300,000	296,048
4.00%, 10/1/2035 (c)	500,000	457,027
4.00%, 10/1/2041 (c)	1,000,000	836,987
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series S, 5.00%, 9/1/2041	100,000	100,619
Series S, 5.00%, 9/1/2046	400,000	400,563
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	650,952
Series A, 5.00%, 10/15/2035	1,000,000	1,064,886
Series A, 5.00%, 10/15/2036	500,000	529,300
		6,987,827
MISSOURI — 0.7%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	255,854
4.00%, 3/1/2041	120,000	102,722
4.00%, 3/1/2046	100,000	81,951
City of Jennings Revenue, MO 5.00%, 11/1/2023	170,000	85,000
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (c)	150,000	145,592
City of St. Louis Airport Revenue, MO 5.50%, 7/1/2031 (a)	245,000	289,330
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	110,586
5.00%, 8/1/2029	70,000	63,908
5.00%, 8/1/2030	530,000	477,490
Security Description	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	$ 2,475,000	$ 1,784,637
4.00%, 6/1/2053	500,000	462,984
4.25%, 8/1/2035	280,000	249,181
4.25%, 12/1/2042 (c)	450,000	430,555
Series A, 5.00%, 2/1/2036	650,000	627,615
Series A, 5.00%, 2/1/2042	115,000	107,469
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,001,182
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	594,524
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,000,000	735,201
Series A, 5.50%, 6/15/2042 (c)	500,000	456,093
Series A, 5.63%, 6/15/2053 (c)	400,000	357,916
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,443
Series B, AMT, 5.00%, 3/1/2033	760,000	813,968
Series B, 5.00%, 11/15/2046	449,515	331,217
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,271,529
Lees Summit Industrial Development Authority Revenue, MO:
5.00%, 8/15/2032	730,000	676,865
Series A, 5.00%, 8/15/2051	1,000,000	772,553
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	396,165
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	255,590
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	131,035
Series A, 5.00%, 12/1/2025	125,000	124,994
Series A, 5.00%, 9/1/2038	350,000	320,012

See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	$ 210,000	$ 211,839
		14,735,000
MONTANA — 0.1%
City of Forsyth Revenue, MT Series A, VRN, 3.90%, 3/1/2031 (b)	680,000	658,904
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	81,016
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	204,757
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	325,891
		1,270,568
NEBRASKA — 0.2%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	729,270
Series A, 5.00%, 9/1/2032	1,000,000	1,072,651
Series A, 5.00%, 9/1/2036	1,140,000	1,204,380
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	580,000	653,611
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2026	600,000	611,870
		4,271,782
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	251,436
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	135,262
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (c)	145,000	134,978
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	119,306
Series A, 4.00%, 6/15/2035	500,000	506,917
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2025	165,000	170,966
County of Clark Passenger Facility Charge Revenue, NV Series E, 5.00%, 7/1/2025	120,000	124,339
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	329,874
Security Description	Principal Amount	Value
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (c)	$ 670,000	$ 650,641
Series A, 5.00%, 12/15/2038 (c)	750,000	715,793
AMT, 5.75%, 2/15/2038 (c)	1,095,000	880,786
AMT, 5.88%, 12/15/2027 (c)	516,172	528,668
AMT, 6.25%, 12/15/2037 (c)	2,280,000	2,064,578
AMT, 6.95%, 2/15/2038 (c)	1,000,000	907,958
		7,521,502
NEW HAMPSHIRE — 0.8%
New Hampshire Business Finance Authority Revenue, NH:
Series A, VRN, 3.63%, 7/1/2043 (b) (c)	2,960,000	2,259,468
Series B, AMT, VRN, 3.75%, 7/1/2045 (b) (c)	2,450,000	1,902,888
4.00%, 1/1/2051	1,330,000	1,010,412
Series 1A, Class A, 4.13%, 1/20/2034	5,706,338	5,565,436
Series C, AMT, 4.88%, 11/1/2042 (c)	1,855,000	1,649,120
5.00%, 7/1/2031 (c)	1,135,000	1,070,660
5.00%, 7/1/2041 (c)	1,855,000	1,565,838
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 6.13%, 7/1/2052 (c) (e)	292,175	64,279
		15,088,101
NEW JERSEY — 2.2%
Bayonne Redevelopment Agency Revenue, NJ Series A, AMT, 5.38%, 11/1/2035	420,000	358,639
Casino Reinvestment Development Authority, Inc. Revenue, NJ 5.25%, 11/1/2044	500,000	503,598
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,487
Garden State Preservation Trust Revenue, NJ Series B, AGM, Zero Coupon, 11/1/2023 (a)	100,000	98,896
Industrial Pollution Control Financing Authority of Gloucester County Revenue, NJ Series A, AMT, 5.00%, 12/1/2024	255,000	257,246

See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
New Jersey Economic Development Authority Revenue, NJ:
Series B, AGC, Zero Coupon, 7/1/2027 (a)	$ 160,000	$ 138,112
Series A, 3.38%, 7/1/2030	555,000	537,439
Series A, 4.00%, 11/1/2027	525,000	535,952
Series C, 4.00%, 6/15/2047	155,000	147,109
Series MMM, 4.00%, 6/15/2036	335,000	338,565
Series QQQ, 4.00%, 6/15/2050	210,000	197,951
Series A, 4.13%, 7/1/2030	110,000	99,712
Series AAA, 4.13%, 6/15/2025	365,000	369,770
4.38%, 1/1/2024	195,000	194,509
Series XX, 4.38%, 6/15/2027	175,000	177,201
AMT, 5.00%, 10/1/2037	100,000	101,633
Series A, BAM, 5.00%, 7/1/2027 (a)	500,000	532,830
Series A, 5.00%, 7/1/2033	1,225,000	1,290,726
Series A, 5.00%, 6/1/2036	490,000	462,354
Series A, 5.00%, 11/1/2044	500,000	525,467
Series A, 5.00%, 6/15/2047	510,000	524,208
Series AAA, 5.00%, 6/15/2036	300,000	311,299
Series AAA, 5.00%, 6/15/2041	500,000	535,749
Series C, 5.00%, 6/15/2047	365,000	375,168
Series DDD, 5.00%, 6/15/2027	500,000	532,187
Series PP, 5.00%, 6/15/2025	100,000	101,451
Series PP, 5.00%, 6/15/2031	245,000	249,233
Series QQQ, 5.00%, 6/15/2028	750,000	810,409
Series UU, 5.00%, 6/15/2034	355,000	360,138
Series WW, 5.00%, 6/15/2035	500,000	519,642
Series WW, 5.00%, 6/15/2036	240,000	249,428
Series WW, 5.00%, 6/15/2037	390,000	405,321
Series XX, 5.00%, 6/15/2026	880,000	914,571
AMT, 5.13%, 9/15/2023	1,390,000	1,390,653
Series A, AGM, 5.13%, 1/1/2039 (a)	720,000	722,892
AMT, 5.25%, 9/15/2029	50,000	50,127
5.25%, 1/1/2044	750,000	701,767
Series N-1, 5.50%, 9/1/2023 (a)	100,000	100,304
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,539,353
New Jersey Economic Development RevenueNJ Zero Coupon, 11/1/2031 (f)	1,000,000	—
Security Description	Principal Amount	Value
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	$ 655,000	$ 457,256
3.50%, 6/15/2027	125,000	124,190
Series G, 3.50%, 7/1/2031	215,000	215,028
Series B, 5.00%, 9/1/2036	300,000	310,159
Series B, 5.50%, 9/1/2032	150,000	158,918
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	514,771
4.00%, 7/1/2048	175,000	149,583
5.00%, 10/1/2026	500,000	525,432
5.00%, 10/1/2027	905,000	955,011
5.00%, 10/1/2028	100,000	106,781
5.00%, 7/1/2041	1,000,000	1,000,429
Series B, 5.00%, 9/15/2027	170,000	170,390
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2025	230,000	210,401
Series A, Zero Coupon, 12/15/2028	100,000	82,372
Series A, Zero Coupon, 12/15/2038	570,000	292,969
Series -A, Zero Coupon, 12/15/2038	140,000	71,957
Series C, AMBAC, Zero Coupon, 12/15/2028	125,000	103,683
Series A, 0.01%, 12/15/2027	820,000	701,742
Series A, 0.01%, 12/15/2030	265,000	201,051
Series A, 0.01%, 12/15/2033	285,000	191,421
Series A, 0.01%, 12/15/2035	615,000	372,137
Series AA, 3.75%, 6/15/2033	500,000	503,304
Series AA, 4.00%, 6/15/2036	400,000	404,830
Series AA, 4.00%, 6/15/2037	250,000	250,649
Series BB, 4.00%, 6/15/2036	200,000	201,830
Series BB, 4.00%, 6/15/2044	390,000	375,672
Series AA, 4.75%, 6/15/2035	260,000	264,171
Series AA, 4.75%, 6/15/2038	185,000	186,821
5.00%, 6/15/2027	700,000	732,366
5.00%, 6/15/2028	900,000	942,213
Series A, 5.00%, 6/15/2024	120,000	121,777
Series A, 5.00%, 12/15/2024	270,000	275,821
Series A, 5.00%, 12/15/2025	250,000	259,141
Series A, 5.00%, 12/15/2028	100,000	109,220
Series A, 5.00%, 6/15/2029	175,000	183,208
Series A, 5.00%, 12/15/2029	350,000	382,618
Series AA, 5.00%, 6/15/2024	100,000	100,000
Series AA, 5.00%, 6/15/2026	350,000	354,806
Series AA, 5.00%, 6/15/2037	560,000	603,241
Series AA, 5.00%, 6/15/2038	440,000	444,288
Series BB, 5.00%, 6/15/2050	500,000	515,738
Series D, 5.00%, 12/15/2024	645,000	658,906
Series AA, 5.25%, 6/15/2029	90,000	93,012

See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series AA, 5.25%, 6/15/2030	$ 280,000	$ 280,000
Series AA, 5.25%, 6/15/2031	675,000	697,491
Series AA, 5.25%, 6/15/2033	120,000	120,000
Series AA, 5.25%, 6/15/2041	200,000	203,525
Series AA, 5.25%, 6/15/2043	500,000	526,289
Series B, AMBAC, 5.25%, 12/15/2023	230,000	231,757
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	513,785
New Jersey Turnpike Authority Revenue, NJ:
Series E, 5.00%, 1/1/2034	300,000	307,484
Series E, 5.00%, 1/1/2045	500,000	509,245
Newark Housing Authority Revenue, NJ 5.00%, 1/1/2032 (a)	435,000	469,504
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	154,224
Series B, AMT, 5.00%, 1/1/2048	500,000	503,247
South Jersey Transportation Authority Revenue, NJ Series A, AGM, 5.00%, 11/1/2031 (a)	750,000	828,142
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	187,736
Series B, 5.00%, 6/1/2046	1,865,000	1,872,153
Series A, 5.25%, 6/1/2046	1,905,000	1,977,370
		42,642,361
NEW MEXICO — 0.2%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,500,671
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	281,912
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	170,000	157,388
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	415,739
		3,355,710
NEW YORK — 7.8%
Brooklyn Arena Local Development Corp. Revenue, NY:
0.01%, 7/15/2047	440,000	125,490
Series A, 5.00%, 7/15/2042	4,250,000	4,254,011
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY:
5.00%, 7/1/2023	550,000	550,000
5.25%, 7/1/2035	500,000	435,292
Security Description	Principal Amount	Value
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (c)	$ 265,000	$ 268,524
5.00%, 11/1/2039	250,000	204,309
Series A, 5.00%, 6/1/2047 (c)	150,000	137,290
Series A, 5.00%, 6/15/2051 (c)	500,000	428,418
Series B, 5.00%, 6/1/2055 (c)	1,215,000	879,036
5.25%, 11/1/2034	250,000	225,387
Series A1, 5.25%, 6/1/2040 (c)	720,000	606,271
5.50%, 11/1/2044	895,000	737,926
Series A1, 5.50%, 6/1/2055 (c)	610,000	479,132
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	613,600
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2044	400,000	361,559
Series B, 4.00%, 7/1/2049	400,000	349,722
Series A, 5.00%, 7/1/2045	725,000	738,424
Series A, 5.00%, 7/1/2051	800,000	802,750
Series B, 5.00%, 7/1/2027	770,000	786,649
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (c)	20,250,000	2,218,527
Series A, 5.00%, 6/1/2038	175,000	168,580
Series A, 5.00%, 6/1/2045	635,000	597,908
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,965,000	508,562
Series C, Zero Coupon, 1/1/2055	620,000	544,891
Series A, 5.00%, 1/1/2056	3,500,000	3,046,802
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	818,727
Jefferson County Civic Facility Development Corp. Revenue, NY 5.00%, 11/1/2037	1,185,000	1,127,993
Jefferson County Industrial Development Agency Revenue, NY AMT, 5.25%, 1/1/2024 (c)	215,000	86,000
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	444,111
Series A, 5.00%, 9/1/2037	540,000	600,377
Series A, 5.00%, 9/1/2038	485,000	535,644

See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2027	$ 715,000	$ 610,092
Series C-2, Zero Coupon, 11/15/2032	300,000	206,963
Series D, 3.00%, 11/15/2032	215,000	197,076
Series C-1, 3.25%, 11/15/2036	290,000	253,884
Series A-1-GROUP 1, AGM, 4.00%, 11/15/2041 (a)	10,000	9,990
Series C, 4.00%, 11/15/2033	100,000	100,002
Series E, 4.00%, 11/15/2045	1,500,000	1,415,955
Series A-1, 5.00%, 11/15/2040	560,000	564,990
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	539,603
Series B, 5.00%, 11/15/2026	115,000	119,955
Series B, 5.00%, 11/15/2037	625,000	639,398
Series C1, 5.00%, 11/15/2031	425,000	436,660
Series C1, 5.00%, 11/15/2032	550,000	556,060
Series C-1, 5.00%, 11/15/2026	500,000	521,545
Series C-1, 5.00%, 11/15/2029	850,000	904,424
Series D1, 5.00%, 11/15/2039	585,000	587,981
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	509,851
5.00%, 1/1/2050	500,000	398,389
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	747,821
Series A, 5.00%, 7/1/2043	1,240,000	1,268,359
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	2,218,565
Series A-3, 5.13%, 6/1/2046	635,000	587,061
Series A-2, 5.25%, 6/1/2026 (b)	504,092	499,127
New York City Housing Development Corp. Revenue, NY Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	98,022
New York City Industrial Development Agency Revenue, NY:
AGC, Zero Coupon, 3/1/2033 (a)	530,000	361,913
Security Description	Principal Amount	Value
AGC, Zero Coupon, 3/1/2045 (a)	$ 575,000	$ 205,347
AGC, 0.01%, 3/1/2036 (a)	340,000	199,566
Series A, AGM, 4.00%, 3/1/2032 (a)	2,000,000	2,080,929
Series A, AGM, 5.00%, 1/1/2028 (a)	500,000	537,105
5.75%, 10/1/2037 (e)	1,000,000	800,000
New York Convention Center Development Corp. Revenue, NY:
Series B, 0.01%, 11/15/2045	700,000	226,423
5.00%, 11/15/2026	700,000	723,847
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,470,512
Series A, 5.00%, 6/1/2045	885,000	833,305
New York Counties Tobacco Trust V Revenue, NY Series S 3, 0.01%, 6/1/2055	10,000,000	767,571
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	335,000	334,350
Series C, 3.75%, 6/1/2045	225,000	179,117
Series A, 5.00%, 6/1/2045	930,000	881,361
New York Liberty Development Corp. Revenue, NY:
Series 1, 5.00%, 11/15/2044 (c)	7,275,000	7,152,664
5.15%, 11/15/2034 (c)	7,145,000	7,160,342
7.25%, 11/15/2044 (c)	2,815,000	2,849,050
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,379,001
Series A, 3.00%, 7/1/2033	2,150,000	1,558,222
Series A, 4.00%, 9/1/2040	1,870,000	1,660,700
Series A, 4.00%, 9/1/2050	500,000	423,890
Series A, 4.25%, 5/1/2042	285,000	250,313
Series A, 5.00%, 7/1/2023	535,000	535,000
Series A, 5.00%, 10/1/2026	165,000	175,113
Series A, 5.00%, 7/1/2029	1,340,000	1,404,039
Series A, 5.00%, 8/1/2032	130,000	131,383
Series A, 5.00%, 7/1/2036	500,000	518,484
Series A, 5.00%, 7/1/2046	850,000	864,427
Series A, 5.15%, 7/1/2024 (a)	345,000	348,321
5.25%, 7/1/2031 (a)	265,000	276,818
AMBAC, 5.50%, 7/1/2035	235,000	256,603
Series A, 5.50%, 1/1/2039	400,000	409,220
Series A, 5.50%, 1/1/2044	850,000	869,593
New York State Energy Research & Development Authority Revenue, NY Series C, 4.00%, 4/1/2034 (g)	2,000,000	2,012,902
New York State Environmental Facilities Corp. Revenue, NY Series R-1, AMT, VRN, 2.75%, 9/1/2050 (b)	3,475,000	3,338,051

See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	$ 510,000	$ 383,469
Series L, 5.00%, 1/1/2033	610,000	664,426
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	325,000	312,892
AMT, 3.00%, 8/1/2031	330,000	293,488
AMT, 4.00%, 10/1/2030	1,900,000	1,894,085
AMT, 4.00%, 4/30/2053	4,505,000	3,828,927
Series A, AMT, 4.00%, 7/1/2031	2,100,000	2,071,465
Series A, AMT, 4.00%, 1/1/2036	910,000	887,035
Series A, AGM, 4.00%, 7/1/2037 (a)	100,000	97,649
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,605,516
Series A, AMT, 4.00%, 7/1/2041	5,030,000	4,597,539
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,405,021
Series C, 4.00%, 12/1/2040	2,625,000	2,539,344
Series C, 4.00%, 12/1/2042	2,000,000	1,909,490
AMT, 5.00%, 8/1/2026	2,285,000	2,288,850
AMT, 5.00%, 8/1/2031	3,930,000	3,933,629
AMT, 5.00%, 10/1/2035	4,875,000	5,103,471
AMT, 5.00%, 10/1/2040	12,875,000	13,151,762
Series A, AMT, 5.00%, 1/1/2027	350,000	360,786
Series A, AMT, 5.00%, 1/1/2028	275,000	285,334
Series A, AMT, 5.00%, 1/1/2029	120,000	124,486
Series A, AMT, 5.00%, 1/1/2030	365,000	378,949
Series A, AMT, 5.00%, 7/1/2030	170,000	171,309
Series A, AMT, 5.00%, 1/1/2031	2,540,000	2,638,378
Series A, AMT, 5.00%, 12/1/2035	3,210,000	3,394,332
Series A, AMT, 5.00%, 1/1/2036	1,500,000	1,546,761
Series A, AMT, 5.00%, 7/1/2041	515,000	514,730
AMT, 5.25%, 8/1/2031	1,275,000	1,326,322
Series A, AMT, 5.25%, 1/1/2050	1,040,000	1,041,240
AMT, 5.38%, 8/1/2036	3,050,000	3,095,535
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	562,821
Series 194, 5.00%, 10/15/2033	515,000	536,910
Security Description	Principal Amount	Value
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	$ 385,000	$ 368,653
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	446,150
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	115,892
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,597,564
Series A, AMT, 5.00%, 1/1/2032	100,000	77,115
Series A, AMT, 5.00%, 1/1/2033	150,000	115,012
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	560,095
Series B, 5.00%, 6/1/2045	3,000,000	2,843,101
Series B, 5.00%, 6/1/2048	2,950,000	2,758,639
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	321,000	313,696
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (c)	700,000	620,350
Westchester County Local Development Corp. Revenue, NY 3.75%, 11/1/2037	275,000	230,635
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	167,175
		154,009,195
NORTH CAROLINA — 0.3%
North Carolina Department of Transportation Revenue, NC:
Series A, AMT, 5.00%, 12/31/2037	250,000	251,450
Series A, AMT, 5.00%, 6/30/2054	575,000	567,858
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	371,354
Series A, 4.00%, 3/1/2051	1,500,000	1,040,341
5.00%, 7/1/2045	500,000	392,349
Series A, 5.00%, 7/1/2044	500,000	437,518
North Carolina Turnpike Authority Revenue, NC:
Series A, 5.00%, 7/1/2047	1,300,000	1,319,653

See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series B, 5.00%, 2/1/2024	$ 875,000	$ 883,725
		5,264,248
NORTH DAKOTA — 0.5%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,427,278
4.00%, 12/1/2038	2,300,000	2,042,079
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,304,341
University of North Dakota, Certificate Participation, ND Series A, AGM, 2.50%, 6/1/2054 (a)	500,000	314,534
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	100,000	86,111
		9,174,343
OHIO — 4.6%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	542,433
American Municipal Power, Inc. Revenue, OH Series C, 5.00%, 2/15/2033	735,000	819,296
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B, Class 2, 0.01%, 6/1/2057	10,000,000	1,236,895
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,156,917
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	580,749
Series B-2, Class 2, 5.00%, 6/1/2055	37,075,000	34,721,171
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,772,084
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	293,560
City of Cleveland Revenue, OH AMT, 5.38%, 9/15/2027	1,320,000	1,323,706
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (c)	1,100,000	965,930
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	665,288
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,941,766
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2028	250,000	256,531
5.00%, 2/15/2042	200,000	200,465
Security Description	Principal Amount	Value
5.00%, 2/15/2057	$ 200,000	$ 196,160
5.50%, 2/15/2052	3,000,000	3,045,243
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	651,352
5.00%, 1/1/2051	750,000	661,495
County of Lucas Revenue, OH:
Series A, AGM, 4.13%, 11/15/2042 (a)	600,000	580,339
Series A, 5.25%, 11/15/2048	4,500,000	3,927,130
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,606,922
Series A, 6.25%, 4/1/2049 (c) (e)	500,000	175,000
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	996,216
5.00%, 2/15/2044	200,000	187,120
5.00%, 2/15/2048	4,390,000	4,058,284
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,019,645
Franklin County Convention Facilities Authority Revenue, OH:
5.00%, 12/1/2044	670,000	638,905
5.00%, 12/1/2051	2,060,000	1,934,890
Jefferson County Port Authority Revenue, OH AMT, 3.50%, 12/1/2051 (c)	4,250,000	2,969,440
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (c) (e)	550,000	159,500
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.10%, 7/1/2028 (b)	2,800,000	2,708,120
Series B, AMT, VRN, 2.60%, 6/1/2041 (b)	200,000	174,850
Series A, 3.25%, 9/1/2029	3,000,000	2,797,238
AMT, 4.25%, 1/15/2038 (c)	215,000	207,751
Series A, AMT, VRN, 4.25%, 11/1/2039 (b)	1,000,000	992,061
AMT, 4.50%, 1/15/2048 (c)	2,060,000	1,951,544
AMT, 5.00%, 7/1/2049 (c)	4,770,000	4,380,541
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	95,847
Series A, 5.00%, 12/1/2050	1,000,000	884,567
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	224,417

See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	$ 2,465,000	$ 2,055,025
5.50%, 12/1/2043	400,000	363,495
		90,119,888
OKLAHOMA — 0.6%
Norman Regional Hospital Authority Revenue, OK 3.25%, 9/1/2039	555,000	428,126
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	105,000	98,765
Series A, 5.00%, 8/1/2047 (e)	935,000	935
Series B, 5.00%, 8/15/2028	400,000	396,542
Series B, 5.00%, 8/15/2033	3,000,000	2,877,602
Series B, 5.00%, 8/15/2038	350,000	327,867
Series B, 5.25%, 8/15/2043	5,000,000	4,732,269
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (e)	199,640	499
Series A, 6.88%, 11/1/2046 (e)	33,273	83
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (b)	1,000,000	1,006,450
Series B, AMT, 5.50%, 12/1/2035	700,000	701,203
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,502,578
		12,072,919
OREGON — 0.6%
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	779,507
Series A, 4.00%, 12/1/2056	4,500,000	2,932,474
Series A, 5.50%, 10/1/2049	1,000,000	1,027,683
Oregon State Business Development Commission Revenue, OR:
Series 248-A, AMT, 6.50%, 4/1/2031 (c) (e)	2,000,000	10,000
Series 248-D, AMT, 6.50%, 4/1/2031 (c) (e)	750,000	3,750
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,423,860
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	640,576
Security Description	Principal Amount	Value
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	$ 710,000	$ 575,628
4.00%, 5/15/2057	1,500,000	1,041,351
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	268,600
Series A, 5.00%, 11/15/2046	640,000	509,209
Series A, 5.00%, 11/15/2051	2,200,000	1,693,619
Series A, 5.00%, 11/15/2056	500,000	370,985
		11,277,242
PENNSYLVANIA — 3.9%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	648,657
Allegheny County Industrial Development Authority Revenue, PA 4.88%, 11/1/2024	2,025,000	2,037,361
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	974,562
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2028 (c)	1,185,000	1,209,017
5.00%, 5/1/2042 (c)	4,700,000	4,700,833
Berks County Industrial Development Authority Revenue, PA:
4.00%, 11/1/2039	200,000	123,261
4.00%, 11/1/2047	785,000	467,527
5.00%, 11/1/2025	1,065,000	746,073
5.00%, 11/1/2026	500,000	349,874
5.00%, 11/1/2030	980,000	635,282
5.00%, 11/1/2034	1,260,000	815,537
5.00%, 11/1/2036	400,000	258,751
5.00%, 11/1/2050	500,000	322,727
Berks County Municipal Authority Revenue, PA:
Series A, 4.25%, 11/1/2041	1,075,000	641,031
Series A, 5.00%, 2/1/2025	600,000	420,939
Series A, 5.00%, 2/1/2028	1,000,000	649,300
Series A, 5.00%, 2/1/2030	400,000	259,404
Series A, 5.00%, 2/1/2031	750,000	486,145
Series A, 5.00%, 2/1/2032	790,000	511,850
Series A, 5.00%, 11/1/2044	285,000	184,072
Series B, VRN, 5.00%, 2/1/2040 (b)	550,000	385,861
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,423,187
5.00%, 7/1/2039	2,850,000	2,657,703

See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	$ 385,000	$ 341,137
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	478,677
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	794,030
Chester County Industrial Development Authority Revenue, PA:
5.00%, 10/1/2034	1,500,000	1,507,131
5.00%, 10/1/2044	1,945,000	1,888,633
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	528,132
Series A, 5.00%, 10/1/2047	545,000	564,647
City of Philadelphia, General Obligation, PA:
Series A, 5.00%, 8/1/2026	535,000	565,360
Series A, 5.00%, 7/15/2038	100,000	100,969
Series B, 5.00%, 8/1/2033	110,000	113,136
Series B, 5.00%, 2/1/2037	775,000	840,221
City of Scranton, General Obligation, PA 5.00%, 11/15/2032	380,000	378,422
County of Lehigh Revenue, PA Series A, 5.00%, 7/1/2027	155,000	164,462
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	295,000	299,138
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (c)	600,000	592,691
6.25%, 10/15/2053 (c)	1,800,000	1,805,390
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	99,555
4.00%, 8/1/2045	170,000	169,120
5.25%, 10/1/2032	115,000	115,005
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (c)	995,000	925,880
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	522,061
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,213,628
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	91,938
Series A, 5.00%, 7/1/2049	2,375,000	1,930,863
Security Description	Principal Amount	Value
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	$ 1,010,000	$ 987,175
Hazleton Area School District, General Obligation, PA:
Series B, Zero Coupon, 3/1/2024	100,000	97,549
Series B, Zero Coupon, 3/1/2025	160,000	150,303
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	333,508
5.00%, 7/1/2031	845,000	872,345
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	318,978
Series A, 5.00%, 12/1/2047	100,000	79,097
5.13%, 7/1/2037	390,000	359,385
5.25%, 7/1/2041	180,000	164,710
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	110,090
4.00%, 11/1/2041	250,000	228,829
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (c)	270,000	267,048
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	536,516
5.00%, 9/1/2031	325,000	347,091
5.00%, 12/1/2032	250,000	247,037
5.00%, 9/1/2035	300,000	317,550
Series A, 5.00%, 10/1/2026	110,000	110,268
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,012,487
5.00%, 11/15/2036	100,000	100,055
5.25%, 1/1/2040	205,000	186,048
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	831,320
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	636,796
Series A, 5.00%, 8/15/2048	630,000	644,292
Penn Hills School District, General Obligation, PA BAM, 3.00%, 10/1/2037	900,000	803,322

See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A1, 4.00%, 4/15/2050	$ 4,350,000	$ 4,042,634
AMT, 5.00%, 12/31/2028	360,000	369,819
AMT, 5.00%, 12/31/2038	3,820,000	3,863,617
Series A1, 10.00%, 12/1/2040 (c)	345,000	311,096
Series A2, AMT, 10.00%, 12/1/2040 (c)	345,000	311,096
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT1, 3.00%, 6/15/2045	615,000	506,624
5.00%, 5/1/2035	150,000	155,709
5.00%, 5/1/2037	2,000,000	1,750,475
5.00%, 5/1/2042	500,000	411,176
Series A, 5.00%, 11/1/2036	980,000	994,307
Series A, AGM, 5.00%, 5/1/2038 (a)	555,000	599,296
Series A, AGM, 5.00%, 5/1/2039 (a)	495,000	532,649
Series A, 5.00%, 9/1/2045	280,000	283,121
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	100,000	76,803
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	750,118
Series B, 4.00%, 12/1/2046	500,000	488,137
Series C, 4.00%, 12/1/2038	500,000	509,351
2nd Series, 5.00%, 12/1/2038	600,000	634,265
Series A, 5.00%, 12/1/2044	500,000	531,856
Series A-1, 5.00%, 12/1/2037	380,000	402,526
Series A2, 5.00%, 12/1/2028 (b)	500,000	533,070
Series B, 5.00%, 12/1/2036	600,000	621,411
Series B, 5.00%, 12/1/2040	855,000	880,184
Series B1, 5.25%, 6/1/2047	550,000	568,299
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,650,526
5.00%, 6/15/2050	500,000	448,923
Series A, 5.00%, 7/1/2037	290,000	252,910
Series A, 5.00%, 9/1/2037	575,000	595,012
Series A, 5.00%, 7/1/2042	2,000,000	1,665,548
Series A, 5.38%, 6/15/2050 (c)	570,000	492,474
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	400,000	400,371
School District of Philadelphia, General Obligation, PA:
Series A, AGM, 5.00%, 9/1/2033 (a)	500,000	552,742
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2034	$ 585,000	$ 673,178
Series F, 5.00%, 9/1/2038	860,000	878,827
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	170,000	167,791
State Public School Building Authority Revenue, PA Series A, 5.00%, 6/1/2027	880,000	919,781
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	149,737
		77,656,438
PUERTO RICO — 12.5%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,434,970
Series B, Zero Coupon, 5/15/2057	13,200,000	746,719
Series A, 0.01%, 5/15/2057	120,000,000	8,592,720
5.50%, 5/15/2039	630,000	630,041
5.63%, 5/15/2043	3,790,000	3,809,396
Commonwealth of Puerto Rico, General Obligation, PR:
Series A, Zero Coupon, 7/1/2024	12,823,425	12,283,222
Series A1, 4.00%, 7/1/2033	3,000,000	2,850,191
Series A1, 4.00%, 7/1/2035	10,282,000	9,556,470
Series A1, 4.00%, 7/1/2037	7,287,000	6,539,541
Series A1, 4.00%, 7/1/2041	11,244,000	9,762,953
Series A1, 4.00%, 7/1/2046	5,110,000	4,317,328
Series A1, 5.38%, 7/1/2025	1,500,000	1,537,029
Series A1, 5.63%, 7/1/2027	1,500,000	1,579,434
Series A1, 5.63%, 7/1/2029	5,000,000	5,354,677
Series A1, 5.75%, 7/1/2031	10,000,000	10,922,136
PRIFA Custodial Trust RevenuePR Zero Coupon, 3/15/2049	100,000	37,294
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (c)	2,400,000	2,094,538
Series B, 4.00%, 7/1/2042 (c)	7,305,000	6,375,251
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,168,795
Series A, 5.00%, 7/1/2033 (c)	275,000	281,988
Series A, 5.00%, 7/1/2047 (c)	3,000,000	2,906,284
Series B, 5.00%, 7/1/2025 (c)	990,000	1,004,390
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,119,479
Series B, 5.00%, 7/1/2033 (c)	8,615,000	8,833,897
Series B, 5.00%, 7/1/2037 (c)	3,035,000	3,048,870
Series A, 6.13%, 7/1/2024 (b)	170,000	171,764
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, 5.00%, 7/1/2026 (a) (h)	140,000	139,014

See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series NN, 5.25%, 7/1/2023 (a)	$ 120,000	$ 120,000
Series VV, 5.25%, 7/1/2025 (a)	710,000	702,574
Series VV, 5.25%, 7/1/2026 (a)	795,000	784,775
Series VV, AGM, 5.25%, 7/1/2027 (a)	920,000	921,631
Series VV, 5.25%, 7/1/2034 (a)	770,000	759,146
Puerto Rico Highway & Transportation Authority Revenue, PR:
Series B, Zero Coupon, 7/1/2032	10,000,000	6,361,000
Series A, 5.00%, 7/1/2062	7,000,000	6,807,500
Series C, 5.00%, 7/1/2053	2,000,000	1,219,992
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	516,039
Series A, 5.00%, 7/1/2033 (a)	470,000	462,601
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2024	284,000	272,774
Series A-1, Zero Coupon, 7/1/2027	669,000	568,105
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,772,089
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,387,909
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,356,866
Series A-1, 0.01%, 7/1/2046	19,655,000	5,521,673
Series A2, 4.33%, 7/1/2040	21,800,000	20,732,467
Series A2, 4.54%, 7/1/2053	4,058,000	3,733,239
Series A-1, 4.55%, 7/1/2040	6,290,330	6,145,559
Series A2, 4.55%, 7/1/2040	100,000	77,539
Series A-1, 4.75%, 7/1/2053	21,420,000	20,410,833
Series A2, 4.78%, 7/1/2058	29,165,000	27,640,621
Series A-1, 5.00%, 7/1/2058	21,244,000	20,710,113
		246,083,436
RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp. Revenue, RI Series B, 5.00%, 9/1/2036	2,225,000	2,096,263
Tobacco Settlement Financing Corp. Revenue, RI:
Series B, Zero Coupon, 6/1/2052	5,000,000	761,958
Series A, 0.01%, 6/1/2052	9,210,000	1,524,595
Security Description	Principal Amount	Value
Series B, 4.50%, 6/1/2045	$ 3,755,000	$ 3,704,662
		8,087,478
SOUTH CAROLINA — 0.3%
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (c)	600,000	428,121
5.00%, 11/1/2037	500,000	500,959
Series A, 5.13%, 6/15/2042 (c)	1,000,000	922,983
5.25%, 11/15/2047	1,750,000	1,612,306
Series S, 5.25%, 8/15/2033	100,000	103,940
Series A, 7.00%, 11/1/2033 (c)	270,000	281,934
South Carolina Ports Authority Revenue, SC Series A, AMT, 4.00%, 7/1/2040	245,000	233,436
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	411,661
Series A, 4.00%, 12/1/2052	2,000,000	1,843,460
Series B, 4.00%, 12/1/2056	360,000	323,343
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	173,539
		6,835,682
SOUTH DAKOTA — 0.0% (d)
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	218,736
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	105,865
5.00%, 9/1/2032	215,000	226,834
		551,435
TENNESSEE — 0.9%
Blount County Health & Educational Facilities Board Revenue, TN Series A, 5.00%, 1/1/2047 (e)	225,000	135,000
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (c)	3,350,000	2,080,236
Series A, 5.13%, 12/1/2042 (c)	400,000	360,170
Greeneville Health & Educational Facilities Board Revenue, TN 4.00%, 7/1/2040	650,000	629,154
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	500,000	520,872

See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.00%, 4/1/2031	$ 240,000	$ 249,996
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	72,780
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series A, 5.63%, 6/15/2047 (c)	207,167	138,918
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (c)	1,150,000	940,621
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	470,374
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (c)	430,000	436,212
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	566,761
Series A, 5.50%, 9/1/2047	400,000	332,316
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (b)	5,000,000	5,293,480
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2024	100,000	100,370
Series C, 5.00%, 2/1/2027	945,000	952,467
Series B, 5.63%, 9/1/2026	3,405,000	3,499,211
		16,778,938
TEXAS — 5.2%
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	488,460
Series A, 4.00%, 8/15/2046	860,000	648,161
VRN, 4.50%, 6/15/2056 (b) (c)	500,000	495,508
Series A, 5.00%, 8/15/2048	15,000	13,386
Series A, 6.00%, 2/15/2043	1,035,000	1,029,024
Series A, 6.13%, 2/15/2053	1,000,000	980,509
6.25%, 6/1/2052 (c)	3,500,000	3,539,246
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	408,728
Series B, 5.00%, 1/1/2032	1,840,000	1,836,133
Series B, 5.00%, 1/1/2034	300,000	299,771
Central Texas Regional Mobility Authority Revenue, TX:
Series B, 4.00%, 1/1/2041	200,000	196,927
Security Description	Principal Amount	Value
Series G, 4.00%, 1/1/2045	$ 1,150,000	$ 1,081,643
Series G, 4.00%, 1/1/2050	2,000,000	1,839,149
Central Texas Turnpike System Revenue, TX:
Series C, 5.00%, 8/15/2034	500,000	505,583
Series C, 5.00%, 8/15/2037	500,000	504,638
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	1,024,594
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	667,795
City of Houston Airport System Revenue, TX:
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,687,568
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,388,428
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,916,122
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,530,588
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,555,058
Series D, 5.00%, 7/1/2029	115,000	125,907
Series D, 5.00%, 7/1/2035	500,000	540,010
Series A, AMT, 6.50%, 7/15/2030	300,000	300,842
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (c)	1,000,000	850,978
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	115,000	110,223
Series A, 4.35%, 12/1/2042	290,000	262,481
Series D, 5.25%, 8/15/2027	530,000	533,332
Series D, 5.25%, 8/15/2028	1,000,000	1,007,083
Series A, 6.00%, 6/15/2043 (c)	2,000,000	1,967,959
Series D, 6.13%, 8/15/2048	3,010,000	3,030,728
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (c)	500,000	500,027
Decatur Hospital Authority Revenue, TX:
Series A, 5.25%, 9/1/2029	335,000	333,423
Series A, 6.63%, 9/1/2031	260,000	261,243
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	192,803
4.00%, 8/15/2038	885,000	823,364
5.00%, 8/15/2037	200,000	203,982
5.00%, 8/15/2039	690,000	689,929

See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	$ 650,000	$ 648,221
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	890,000	959,141
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	105,358
Harris County-Houston Sports Authority Revenue, TX:
Series H, Zero Coupon, 11/15/2024 (a)	2,000,000	1,893,001
Series H, Zero Coupon, 11/15/2036 (a)	105,000	52,365
Series H, 0.01%, 11/15/2040 (a)	4,165,000	1,567,219
Series A, AGM, 3.13%, 11/15/2056 (a)	510,000	376,861
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2028	2,000,000	2,000,380
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	595,000	661,800
5.00%, 5/15/2032	750,000	831,869
5.00%, 5/15/2037	550,000	599,618
5.00%, 5/15/2038	735,000	796,745
5.00%, 5/15/2039	805,000	805,716
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	2,980,640
Series A, AMBAC, 4.40%, 5/1/2030	495,000	503,468
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (e)	605,352	18,161
Mission Economic Development Corp. Revenue, TX:
Series A, AMT, 4.63%, 10/1/2031 (c)	3,000,000	2,920,625
AMT, 7.75%, 1/1/2045 (c) (e)	923,652	18,473
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, 2.00%, 11/15/2061 (b)	1,250,781	498,094
5.00%, 11/15/2031	850,000	885,498
5.00%, 1/1/2047	500,000	440,304
Series A, 5.00%, 7/1/2047	1,000,000	905,000
Series A-1, 5.25%, 1/1/2042	2,500,000	1,899,265
Series A, 5.38%, 11/15/2036	500,000	439,254
5.50%, 1/1/2049	1,000,000	781,631
Security Description	Principal Amount	Value
Series A, 5.50%, 7/1/2045	$ 250,000	$ 202,024
Series A, 5.50%, 7/1/2054	100,000	77,715
Series A-1, 5.50%, 1/1/2057	4,375,000	3,133,452
Series A-1, 7.50%, 11/15/2037	45,000	34,626
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,248,586
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	884,420
North Texas Tollway Authority Revenue, TX:
Series D, AGC, Zero Coupon, 1/1/2036 (a)	510,000	312,015
Series D, AGC, Zero Coupon, 1/1/2038 (a)	590,000	320,056
Series D, AGC, 0.01%, 1/1/2029 (a)	315,000	261,765
Series A, 3.00%, 1/1/2037	500,000	442,892
4.00%, 1/1/2037	500,000	503,716
Series B, 4.00%, 1/1/2040	450,000	441,158
Series B, 4.00%, 1/1/2041	500,000	485,352
Series I, AGC, 6.20%, 1/1/2042 (a) (b)	180,000	187,916
Port Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (c)	1,500,000	876,754
Series A, AMT, 4.00%, 1/1/2050 (c)	3,275,000	2,336,830
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	292,939
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,670
Red River Health Facilities Development Corp. Revenue, TX:
Series A, 7.50%, 11/15/2034	1,000,000	1,056,310
Series A, 8.00%, 11/15/2049	385,000	408,956
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	209,823
5.50%, 8/1/2027	150,000	156,680
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	405,000	383,967
Series B, 4.00%, 11/15/2025 (e)	235,000	42,300
Series B, 4.50%, 11/15/2036 (e)	190,000	34,200
Series A, 5.00%, 11/15/2037	445,000	447,414
Series A-1, 5.00%, 10/1/2044	200,000	195,963
Series B, 5.00%, 11/15/2046	200,000	193,327

See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.25%, 11/15/2047 (e)	$ 110,000	$ 22,000
Series A, 6.38%, 2/15/2041 (e)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,426,899
Series A, 6.75%, 11/15/2052	300,000	304,840
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	155,000	161,509
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,084,543
5.00%, 12/15/2030	2,000,000	2,076,147
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	3,880,000	3,698,034
AMT, 5.00%, 12/31/2040	780,000	782,394
AMT, 5.00%, 12/31/2055	490,000	489,211
Series A, 5.00%, 12/31/2035	830,000	870,573
Series A, AMT, 6.75%, 6/30/2043	2,520,000	2,529,791
Series A, AMT, 7.00%, 12/31/2038	225,000	226,014
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	395,000	393,790
6.25%, 9/1/2040	370,000	368,723
6.38%, 9/1/2045	505,000	503,540
Woodloch Health Facilities Development Corp. Revenue, TX Series A, 6.75%, 12/1/2051 (c) (e)	2,000,000	1,360,000
		101,686,374
U. S. VIRGIN ISLANDS — 0.8%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,562,999
Series A, 5.00%, 10/1/2039	11,050,000	10,895,355
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (c)	3,000,000	2,415,480
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,342,199
		16,216,033
UTAH — 0.9%
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	3,360,000	3,088,512
Security Description	Principal Amount	Value
Series A, AMT, 5.00%, 7/1/2028	$ 150,000	$ 157,619
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (c)	315,000	313,441
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	745,680
Series A2, 4.00%, 6/1/2041	1,600,000	1,281,747
Series A-2, 4.00%, 6/1/2052	2,500,000	1,850,271
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (c)	3,000,000	2,580,244
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (c)	4,940,000	3,421,083
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,631,955
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (c) (g)	2,535,000	2,534,679
		17,605,231
VERMONT — 0.0% (d)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	893,764
VIRGINIA — 1.4%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	70,000	68,875
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	556,560
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (c)	335,000	335,027
City of Chesapeake Chesapeake Expressway Toll Road Revenue, VA Series A, 5.00%, 7/15/2047	50,000	50,023
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	299,984
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	312,558
Farms New Kent Community Development Authority, Special Assessment, VA Series B, Zero Coupon, 3/1/2036 (c)	2,150,000	900,081

See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	$ 1,000,000	$ 919,430
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	9,575
Louisa Industrial Development Authority Revenue, VA Series A, 3.65%, 11/1/2035 (b)	1,000,000	996,001
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (c)	925,000	910,504
Norfolk Redevelopment & Housing Authority Revenue, VA:
Series B, 4.00%, 1/1/2025	3,400,000	3,314,342
5.38%, 1/1/2035	250,000	239,761
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (c)	1,950,000	1,913,043
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, 0.01%, 6/1/2047	3,060,000	802,120
Series B1, 5.00%, 6/1/2047	5,040,000	4,713,146
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (c)	875,000	878,112
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	2,365,000	2,375,002
4.00%, 12/1/2041	2,000,000	1,722,067
AMT, 5.00%, 12/31/2052	335,000	337,642
AMT, 5.00%, 12/31/2056	2,975,000	2,993,084
Series C, 5.00%, 6/1/2047	1,000,000	927,623
Series A, 5.50%, 7/1/2049 (c)	1,660,000	1,502,383
		27,076,943
WASHINGTON — 1.5%
Klickitat County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 12/1/2032	400,000	409,348
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	218,565
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,000,984
Security Description	Principal Amount	Value
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	$ 550,000	$ 551,533
Series C, AMT, 5.00%, 5/1/2031	130,000	135,855
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	190,000	183,472
Washington Economic Development Finance Authority Revenue, WA:
Series A, AMT, Zero Coupon, 1/1/2033 (c)	160,000	131,675
AMT, 7.25%, 1/1/2032 (c) (e)	100,000	60,000
Series A, AMT, 7.50%, 1/1/2032 (c) (e)	755,000	453,000
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	612,731
Series A, 4.00%, 7/1/2042	200,000	179,577
Series D, 5.00%, 10/1/2041	1,000,000	1,000,706
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2034	1,000,000	905,666
Series B, 3.00%, 7/1/2058	4,810,000	3,216,016
4.00%, 7/1/2058	605,000	511,639
Series B, 4.00%, 7/1/2032	1,695,000	1,699,676
Series B, 4.00%, 7/1/2034	320,000	319,339
Series B, 4.00%, 7/1/2048	1,010,000	881,512
Series B, 4.00%, 7/1/2058	1,080,000	907,049
5.00%, 7/1/2058	170,000	170,371
Washington State Housing Finance Commission Revenue, WA:
Series A, 4.00%, 1/1/2057 (c)	1,000,000	675,529
5.00%, 7/1/2046 (c)	1,520,000	1,220,598
5.00%, 1/1/2048 (c)	3,815,000	3,028,174
5.00%, 7/1/2051 (c)	1,250,000	971,304
Series A, 5.00%, 1/1/2031 (c)	100,000	90,006
Series A, 5.00%, 1/1/2044 (c)	605,000	463,528
Series A, 5.00%, 1/1/2046 (c)	1,000,000	755,797
Series A, 5.00%, 1/1/2051 (c)	3,820,000	2,771,057
Series A, 5.00%, 7/1/2051 (c)	1,000,000	772,951
Series A, 5.00%, 1/1/2055 (c)	2,200,000	1,573,137
Series A, 5.00%, 1/1/2056 (c)	1,285,000	907,551
Series A, 7.00%, 7/1/2050 (c)	500,000	530,754
		29,309,100
WEST VIRGINIA — 0.2%
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	662,582

See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	$ 390,000	$ 348,651
Monongalia County Commission Excise Tax District Revenue, WV Series A, 5.50%, 6/1/2037 (c)	225,000	229,624
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	721,504
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	129,115
West Virginia Economic Development Authority Revenue, WV Series A, AMT, VRN, 5.00%, 7/1/2045 (b)	2,250,000	2,254,138
		4,345,614
WISCONSIN — 2.9%
Public Finance Authority Revenue, WI:
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	227,762
Series B, Zero Coupon, 1/1/2067 (c)	920,000	6,221
Series B, VRN, 3.75%, 7/1/2051 (b) (c) (e)	2,075,993	1,190,375
AMT, 4.00%, 8/1/2035	940,000	825,877
AMT, 4.00%, 7/1/2041	2,595,000	2,008,490
4.00%, 4/1/2042 (c)	1,000,000	838,280
Series A, 4.00%, 6/1/2035	500,000	488,447
Series A, 4.00%, 12/1/2051	1,000,000	790,316
Series A, 4.00%, 6/1/2056 (c)	1,000,000	665,160
AMT, 4.25%, 7/1/2054	3,000,000	2,138,354
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,966,442
Series A, 4.50%, 6/1/2056 (c)	2,750,000	2,033,209
5.00%, 4/1/2034	1,475,000	1,507,234
5.00%, 4/1/2035	1,550,000	1,574,241
5.00%, 3/1/2037 (c)	625,000	576,568
5.00%, 9/1/2039 (c)	770,000	651,364
Series A, 5.00%, 11/15/2024 (c)	220,000	223,074
Series A, 5.00%, 9/1/2030 (c)	400,000	378,531
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,361,383
Series A, 5.00%, 6/15/2037 (c)	425,000	392,394
Series A, 5.00%, 1/1/2042 (c)	100,000	89,743
Series A, 5.00%, 6/15/2046 (c)	1,000,000	759,251
Series A, 5.00%, 6/15/2049 (c)	310,000	258,128
Series A, 5.00%, 12/1/2055 (c)	2,000,000	1,590,142
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2056 (c)	$ 265,000	$ 222,370
Series A, 5.00%, 2/1/2062	2,000,000	1,956,439
Series A, 5.13%, 6/1/2048 (c)	350,000	308,595
5.25%, 3/1/2035 (c)	750,000	758,623
Series A, 5.25%, 3/1/2045 (c)	1,000,000	884,274
Series A, 5.25%, 5/15/2052 (c)	1,300,000	1,127,105
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,528,876
Series A, 5.38%, 7/15/2047 (c)	500,000	467,717
Series B, 5.63%, 2/1/2046 (c)	1,665,000	1,671,205
5.88%, 4/1/2045	530,000	536,001
5.88%, 6/15/2047 (c)	800,000	713,947
Series A, 6.00%, 7/15/2042	250,000	250,101
Series B, 6.00%, 2/1/2062 (c)	2,000,000	2,030,667
Series A, 6.25%, 10/1/2031 (c) (e)	200,000	120,000
Series A, 6.25%, 1/1/2038 (c)	500,000	307,500
Series A, 6.38%, 1/1/2048 (c)	925,000	568,875
Series A, 6.50%, 9/1/2048 (c)	480,000	288,000
6.75%, 12/1/2042 (c)	2,000,000	1,806,294
Series A, 6.75%, 8/1/2031 (c)	980,000	686,000
7.00%, 12/1/2050 (c)	3,000,000	2,723,736
Series A, 7.00%, 1/1/2050 (c)	3,000,000	3,260,822
Wisconsin Health & Educational Facilities Authority Revenue, WI:
Series B-1, 2.83%, 11/1/2028	130,000	115,242
3.13%, 12/15/2049	850,000	628,335
3.50%, 7/1/2040	100,000	86,214
4.00%, 1/1/2047	600,000	434,302
4.00%, 1/1/2057	1,000,000	675,529
4.00%, 7/1/2046	335,000	308,350
Series A, 4.00%, 7/1/2048	425,000	323,785
Series A, 4.13%, 7/1/2053	595,000	446,621
Series B, 4.25%, 7/1/2033	1,250,000	1,058,000
5.00%, 11/15/2025	795,000	808,365
5.00%, 11/15/2026	565,000	574,843
5.00%, 8/1/2032	50,000	43,578
5.00%, 8/1/2037	150,000	121,326
5.00%, 8/1/2039	1,100,000	864,597
Series A, 5.00%, 7/1/2038	500,000	483,612
Series A, 5.00%, 11/1/2039	1,000,000	859,392
Series A, 5.00%, 2/15/2042	150,000	150,547
Series A, 5.00%, 11/1/2046	1,250,000	1,010,073
Series A, 5.00%, 9/15/2050	500,000	501,528
Series B, 5.00%, 7/1/2048	790,000	607,773
Series B, 5.00%, 7/1/2053	1,000,000	745,618
Series A, 5.25%, 8/1/2048	100,000	79,153
5.50%, 5/1/2034	350,000	343,398
		57,028,314
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,092,232,332)		1,933,701,216

See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
COMMON STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Talen Energy Corp. (i) (cost $1,592,233)	5,805	$ 291,121
TOTAL COMMON STOCKS (Cost $1,592,233)		291,121
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (j) (k) (Cost $18,761,758)	18,761,758	18,761,758
TOTAL INVESTMENTS — 99.2% (Cost $2,112,586,323)		1,952,754,095
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		15,501,052
NET ASSETS — 100.0%		$ 1,968,255,147
(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	1.3%
Assured Guaranty Municipal Corp.	1.0%
Build America Mutual Assurance Company	0.4%
Assured Guaranty Corp.	0.1%
XL Capital Assurance Inc.	0.0% (h)

(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.3% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	When-issued security.
(h)	Bond is insured by XL Capital Assurance Inc., representing less than 0.05% of net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2023.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$1,933,701,216	$ 0(a)	$1,933,701,216
Common Stocks	291,121	—	—	291,121
Short-Term Investment	18,761,758	—	—	18,761,758
TOTAL INVESTMENTS	$19,052,879	$1,933,701,216	$ 0	$1,952,754,095
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,433,417	$42,433,417	$852,641,415	$876,313,074	$—	$—	18,761,758	$18,761,758	$692,656
See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 101.0%
ALABAMA — 0.5%
Alabama Federal Aid Highway Finance Authority Revenue, AL:
Series A, 5.00%, 9/1/2029	$ 525,000	$ 571,745
Series A, 5.00%, 9/1/2030	190,000	206,917
Series B, 5.00%, 9/1/2025	465,000	484,476
Alabama Highway Finance Corp. Revenue, AL 5.00%, 8/1/2039	580,000	626,293
Alabama Public School & College Authority Revenue, AL:
Series A, 4.00%, 11/1/2040	1,465,000	1,467,955
Series A, 5.00%, 11/1/2028	545,000	608,133
Series A, 5.00%, 11/1/2030	560,000	647,652
City of Homewood, General Obligation, AL 5.00%, 9/1/2041	315,000	334,902
County of Jefferson, General Obligation, AL Series A, 5.00%, 4/1/2025	3,180,000	3,273,356
Montgomery Water Works & Sanitary Sewer Board Revenue, AL Series A, 4.00%, 9/1/2044	740,000	736,108
State of Alabama, General Obligation, AL Series C, 5.00%, 8/1/2027	110,000	116,923
Tuscaloosa City Board of Education Revenue, AL 5.00%, 8/1/2041	755,000	800,121
University of Alabama Revenue, AL:
Series A, 4.00%, 7/1/2035	500,000	518,332
Series A, 5.00%, 7/1/2025	6,415,000	6,667,083
Water Works Board of the City of Birmingham Revenue, AL:
Series B, 3.00%, 1/1/2043	165,000	165,944
Series A, 4.00%, 1/1/2037	235,000	236,133
Series B, 4.00%, 1/1/2036	250,000	259,935
Series A, 5.00%, 1/1/2032	100,000	106,761
Series A, 5.00%, 1/1/2042	255,000	262,248
Series B, 5.00%, 1/1/2030	750,000	804,570
		18,895,587
ALASKA — 0.0% (a)
City of Anchorage Water Revenue, AK:
Series B, 5.00%, 5/1/2036	250,000	264,088
Series B, 5.00%, 5/1/2037	500,000	527,441
		791,529
Security Description	Principal Amount	Value
ARIZONA — 1.3%
Arizona Board of Regents Revenue, AZ:
4.00%, 7/1/2040	$ 500,000	$ 506,701
Series A, 5.00%, 7/1/2036	625,000	697,556
Series A, 5.00%, 7/1/2041	750,000	819,009
Series A, 5.00%, 7/1/2043	710,000	771,837
Arizona Department of Transportation State Highway Fund Revenue, AZ:
5.00%, 7/1/2027	310,000	327,954
5.00%, 7/1/2028	395,000	417,992
5.00%, 7/1/2031	350,000	355,692
Arizona Transportation Board Revenue, AZ:
5.00%, 7/1/2023	415,000	415,000
5.00%, 7/1/2024	125,000	127,375
5.00%, 7/1/2026	150,000	158,731
Arizona Water Infrastructure Finance Authority Revenue, AZ Series A, 5.00%, 10/1/2029	150,000	153,525
City of Bullhead Excise Taxes Revenue, AZ 2.55%, 7/1/2046	750,000	533,808
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,466,556
4.00%, 7/1/2043	500,000	502,392
5.00%, 7/1/2045	750,000	811,954
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2024	160,000	162,994
5.00%, 7/1/2026	100,000	106,027
5.00%, 7/1/2045	1,040,000	1,148,298
Series A, 5.00%, 7/1/2026	235,000	243,911
Series A, 5.00%, 7/1/2037	390,000	422,051
Series A, 5.00%, 7/1/2040	855,000	940,170
Maricopa County Community College District, General Obligation, AZ 5.00%, 7/1/2023	230,000	230,000
Maricopa County Special Health Care District, General Obligation, AZ:
4.00%, 7/1/2038	430,000	430,621
5.00%, 7/1/2028	2,935,000	3,216,383
5.00%, 7/1/2029	730,000	811,097
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ:
Series E, 5.00%, 7/1/2025	1,000,000	1,037,528
Series E, 5.00%, 7/1/2026	1,100,000	1,165,324

See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
5.00%, 1/1/2024	$ 170,000	$ 171,552
Series A, 5.00%, 1/1/2030	5,000,000	5,707,718
Series A, 5.00%, 1/1/2029	1,000,000	1,119,782
Series A, 5.00%, 1/1/2031	15,540,000	18,023,892
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2026	580,000	616,839
Town of Queen Creek Excise Tax Revenue, AZ 4.00%, 8/1/2045	2,385,000	2,385,601
University of Arizona Revenue, AZ:
5.00%, 6/1/2029	420,000	442,326
5.00%, 6/1/2032	385,000	403,171
5.00%, 6/1/2033	270,000	282,209
Series A, 5.00%, 6/1/2040	2,715,000	3,008,426
Series A, Class A, 5.00%, 6/1/2042	665,000	732,028
		50,874,030
ARKANSAS — 0.1%
City of Fayetteville Sales & Use Tax Revenue, AR Series A, 5.00%, 11/1/2026	570,000	605,435
City of Rogers Sales & Use Tax Revenue, AR Series B, 3.88%, 11/1/2039	350,000	348,657
Little Rock School District, General Obligation, AR:
Series A, AGM, 2.00%, 2/1/2039	2,000,000	1,443,643
Series A, AGM, 2.13%, 2/1/2042	735,000	509,569
Series A, AGM, 2.25%, 2/1/2044	1,310,000	902,407
University of Arkansas Revenue, AR Series A, Class A, 5.00%, 12/1/2045	750,000	811,908
		4,621,619
CALIFORNIA — 19.0%
Antelope Valley Community College District, General Obligation, CA 4.00%, 8/1/2045	3,650,000	3,647,002
Arcadia Unified School District, General Obligation, CA:
3.25%, 8/1/2036	365,000	354,821
3.25%, 8/1/2037	240,000	229,241
Bay Area Toll Authority Revenue, CA:
2.00%, 4/1/2056 (b)	1,000,000	920,488
2.13%, 4/1/2053 (b)	575,000	559,992
4.00%, 4/1/2034	555,000	572,345
Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue, CA:
4.00%, 4/1/2025	$ 1,000,000	$ 1,020,246
5.00%, 10/1/2025	125,000	130,878
5.00%, 10/1/2026	150,000	160,727
5.00%, 10/1/2028	490,000	521,062
5.00%, 10/1/2029	115,000	127,888
5.00%, 11/1/2030	3,100,000	3,603,145
5.00%, 10/1/2031	410,000	447,178
5.00%, 10/1/2032	285,000	310,129
California State Public Works Board Revenue, CA:
3.00%, 5/1/2032	655,000	648,345
Series B, 4.00%, 5/1/2040	1,750,000	1,765,742
Series B, 4.00%, 5/1/2046	800,000	791,921
5.00%, 11/1/2028	1,000,000	1,119,531
5.00%, 9/1/2029	530,000	576,740
5.00%, 11/1/2034	655,000	766,303
Series A, 5.00%, 2/1/2026	1,000,000	1,053,723
Series A, 5.00%, 8/1/2032	13,415,000	15,808,904
Series B, 5.00%, 5/1/2025	950,000	983,175
Series B, 5.00%, 5/1/2028	2,245,000	2,486,093
Series C, 5.00%, 11/1/2031	855,000	972,408
Series C, 5.00%, 11/1/2032	975,000	1,106,638
Series C, 5.00%, 11/1/2034	2,580,000	2,912,207
Series C, 5.00%, 11/1/2044	800,000	864,811
Series D, 5.00%, 11/1/2046	650,000	713,974
California State University Revenue, CA:
3.00%, 11/1/2035	9,005,000	8,454,541
Series A, 3.13%, 11/1/2036	225,000	211,128
Series A, 3.20%, 11/1/2037	270,000	251,834
Series C, 4.00%, 11/1/2045	2,650,000	2,648,717
5.00%, 11/1/2025	520,000	544,281
5.00%, 11/1/2033	10,000	10,264
5.00%, 11/1/2039	530,000	583,036
Series A, 5.00%, 11/1/2025	1,140,000	1,193,232
Series A, 5.00%, 11/1/2028	120,000	127,847
Series A, 5.00%, 11/1/2031	205,000	222,335
Series A, 5.00%, 11/1/2032	120,000	125,492
Series A, 5.00%, 11/1/2035	450,000	480,223
Series A, 5.00%, 11/1/2038	165,000	171,453
Series A, 5.00%, 11/1/2043	905,000	974,899
Campbell Union High School District, General Obligation, CA:
Series B, 4.00%, 8/1/2037	500,000	518,282
Series B, 5.00%, 8/1/2036	150,000	159,874
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	363,054
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	1,500,000	1,527,644

See accompanying notes to financial statements.
98

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Chino Valley Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2045	$ 2,500,000	$ 2,506,749
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA 5.00%, 9/1/2047	2,845,000	3,015,478
City & County of San Francisco, Certificate Participation, CA:
3.00%, 4/1/2029	500,000	501,631
3.00%, 4/1/2032	790,000	787,871
4.00%, 4/1/2035	2,150,000	2,210,996
4.00%, 4/1/2041	500,000	500,593
4.00%, 4/1/2046	500,000	496,354
City & County of San Francisco, General Obligation, CA:
4.00%, 6/15/2042	2,675,000	2,696,460
Series R1, 4.00%, 6/15/2032	735,000	782,144
City of Bakersfield Wastewater Revenue, CA Series A, 5.00%, 9/15/2025	150,000	156,508
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,061,287
City of Los Angeles Department of Airports Revenue, CA:
Series B, 4.00%, 5/15/2040	700,000	712,713
5.00%, 5/15/2037	775,000	865,155
5.00%, 5/15/2039	815,000	902,444
Series A, 5.00%, 5/15/2040	10,000,000	11,035,891
Series B, 5.00%, 5/15/2030	1,025,000	1,186,423
Series B, 5.00%, 5/15/2032	750,000	882,039
Series B, 5.00%, 5/15/2034	600,000	689,645
Series B, 5.00%, 5/15/2036	760,000	872,535
Series B, 5.00%, 5/15/2037	850,000	967,700
Series B, 5.00%, 5/15/2038	1,465,000	1,658,232
Series B, 5.00%, 5/15/2045	1,120,000	1,235,209
Series C, 5.00%, 5/15/2028	525,000	583,423
Series C, 5.00%, 5/15/2038	635,000	714,869
City of Los Angeles Wastewater System Revenue, CA:
Series A, 5.00%, 6/1/2047	2,500,000	2,771,807
Series B, 5.00%, 6/1/2033	250,000	259,497
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2048	2,000,000	2,146,352
City of Riverside Water Revenue, CA Series A, 5.00%, 10/1/2043	520,000	562,731
City of San Francisco Public Utilities Commission Water Revenue, CA:
4.00%, 11/1/2030	105,000	109,516
5.00%, 11/1/2024	135,000	138,658
5.00%, 11/1/2028	170,000	183,005
5.00%, 11/1/2031	500,000	538,142
Security Description	Principal Amount	Value
5.00%, 11/1/2032	$ 100,000	$ 103,815
5.00%, 11/1/2034	335,000	359,475
Series B, 5.00%, 11/1/2042	350,000	359,346
Series D, 5.00%, 11/1/2032	715,000	786,092
Series D, 5.00%, 11/1/2033	260,000	285,329
Series D, 5.00%, 11/1/2034	330,000	361,385
City of San Jose, General Obligation, CA:
5.00%, 9/1/2042	500,000	542,501
Series A-1, 5.00%, 9/1/2041	620,000	674,475
Series C, 5.00%, 9/1/2034	760,000	857,275
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,241,821
Coast Community College District, General Obligation, CA:
Series F, 0.01%, 8/1/2040	2,715,000	1,286,684
Series F, 3.00%, 8/1/2038	500,000	445,466
Contra Costa Community College District, General Obligation, CA:
Series C, 2.00%, 8/1/2039	1,000,000	748,464
Series C, 3.00%, 8/1/2035	1,700,000	1,647,860
Series C, 3.00%, 8/1/2036	1,800,000	1,675,812
Series C, 3.00%, 8/1/2037	2,015,000	1,831,559
Corona-Norco Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2043	150,000	150,645
County of San Bernardino, Certificate Participation, CA Series A, 5.00%, 10/1/2026	600,000	641,369
County of Santa Clara, General Obligation, CA:
Series C, 3.00%, 8/1/2035	260,000	251,270
Series C, 5.00%, 8/1/2030	125,000	136,690
East Bay Municipal Utility District Water System Revenue, CA:
Series A, 5.00%, 6/1/2035	535,000	582,402
Series A, 5.00%, 6/1/2044	735,000	797,137
East Side Union High School District, General Obligation, CA Series E, 5.00%, 8/1/2028	125,000	133,359
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,579
El Dorado Irrigation District Revenue, CA:
Series C, 5.00%, 3/1/2032	390,000	411,719
Series C, 5.00%, 3/1/2035	570,000	601,744
El Dorado Irrigation District, Certificate Participation, CA Series A, 4.00%, 3/1/2045	3,010,000	3,007,406

See accompanying notes to financial statements.
99

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, General Obligation, CA Series C, 4.00%, 10/1/2043	$ 715,000	$ 717,194
Fontana Redevelopment Successor Agency, Special Obligation, CA:
Series A, 5.00%, 10/1/2028	100,000	109,166
Series A, 5.00%, 10/1/2031	340,000	370,166
Foothill-De Anza Community College District, General Obligation, CA:
5.00%, 8/1/2027	230,000	240,372
5.00%, 8/1/2028	140,000	146,398
Fremont Unified School District/Alameda County, General Obligation, CA:
Series D, 2.00%, 8/1/2043	1,400,000	921,607
Series E, 4.00%, 8/1/2042	3,035,000	3,052,485
Fresno Unified School District, General Obligation, CA 4.00%, 8/1/2045	600,000	599,507
Grossmont-Cuyamaca Community College District, General Obligation, CA 4.00%, 8/1/2046	800,000	799,307
Imperial Irrigation District Electric System Revenue, CA Series C, 5.00%, 11/1/2036	100,000	105,315
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	3,800,000	4,019,335
Series A, 5.00%, 5/1/2035	2,000,000	2,109,138
Series A, 5.00%, 5/1/2036	3,390,000	3,563,011
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035 (c)	1,600,000	1,910,054
Series E, 5.00%, 8/1/2036 (c)	1,100,000	1,302,791
Series E, 5.00%, 8/1/2037 (c)	1,035,000	1,214,684
Series E, 5.00%, 8/1/2040 (c)	1,000,000	1,139,349
Livermore Valley Joint Unified School District, General Obligation, CA 3.00%, 8/1/2046	230,000	181,279
Local Public Schools Funding Authority School Improvement District No. 2016-1, General Obligation, CA Series A, BAM, 3.00%, 8/1/2046 (d)	500,000	390,147
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	1,023,421
Security Description	Principal Amount	Value
Los Angeles Community College District, General Obligation, CA:
Series J, 4.00%, 8/1/2034	$ 500,000	$ 522,267
5.00%, 8/1/2036	430,000	458,206
Series A, 5.00%, 8/1/2026	215,000	219,822
Los Angeles County Facilities, Inc. Revenue, CA Series A, 5.00%, 12/1/2033	250,000	278,795
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
4.00%, 6/1/2035	2,800,000	2,965,019
4.00%, 6/1/2039	2,750,000	2,844,896
Series A, 4.00%, 6/1/2034	110,000	113,659
5.00%, 6/1/2033	550,000	600,331
5.00%, 6/1/2034	970,000	1,055,557
Series A, 5.00%, 7/1/2023	325,000	325,000
Series A, Class A, 5.00%, 6/1/2024	4,415,000	4,494,878
Series A, 5.00%, 7/1/2024	2,000,000	2,041,346
Series A, 5.00%, 6/1/2026	625,000	664,333
Series A, Class A, 5.00%, 6/1/2027	1,335,000	1,452,566
Series A, 5.00%, 6/1/2029	250,000	266,777
Series A, 5.00%, 7/1/2030	100,000	109,409
Series A, 5.00%, 7/1/2032	605,000	661,616
Series A, 5.00%, 6/1/2033	350,000	372,906
Series A, 5.00%, 6/1/2034	245,000	260,786
Series A, 5.00%, 6/1/2037	405,000	427,091
Series A, 5.00%, 7/1/2039	2,125,000	2,401,352
Series A, 5.00%, 7/1/2040	2,250,000	2,525,539
Los Angeles County Public Works Financing Authority Revenue, CA:
4.00%, 12/1/2038	2,475,000	2,526,474
4.00%, 12/1/2043	2,000,000	1,999,867
Series D, 4.00%, 12/1/2034	215,000	219,017
5.00%, 12/1/2032	550,000	640,961
5.00%, 12/1/2045	8,940,000	9,794,618
Series D, 5.00%, 12/1/2029	100,000	105,378
Series D, 5.00%, 12/1/2030	330,000	347,598
Series E-1, 5.00%, 12/1/2044	500,000	542,781
Los Angeles County Sanitation Districts Financing Authority Revenue, CA Series A, 5.00%, 10/1/2029	100,000	104,853
Los Angeles Department of Water & Power Revenue, CA:
5.00%, 7/1/2039	700,000	787,350
5.00%, 7/1/2045	1,250,000	1,377,697
Series A, 5.00%, 7/1/2026	2,000,000	2,126,441
Series A, 5.00%, 7/1/2027	2,280,000	2,480,446
Series A, 5.00%, 7/1/2028	250,000	269,881
Series A, 5.00%, 7/1/2030	520,000	536,979

See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2036	$ 675,000	$ 747,996
Series A, 5.00%, 7/1/2037	910,000	1,001,266
Series B, 5.00%, 7/1/2023	595,000	595,000
Series B, 5.00%, 7/1/2025	100,000	104,008
Series B, 5.00%, 7/1/2028	320,000	337,515
Series B, 5.00%, 7/1/2034	555,000	584,383
Series B, 5.00%, 7/1/2042	230,000	238,948
Series B, 5.00%, 7/1/2046	1,495,000	1,636,553
Series C, 5.00%, 7/1/2034	850,000	964,306
Series C, 5.00%, 7/1/2036	850,000	949,604
Series D, 5.00%, 7/1/2030	305,000	310,856
Series E, 5.00%, 7/1/2025	5,800,000	6,032,479
Series E, 5.00%, 7/1/2026	3,000,000	3,189,662
Series E, 5.00%, 7/1/2027	625,000	679,947
Series E, 5.00%, 7/1/2028	500,000	556,033
Los Angeles Department of Water & Power Water System Revenue, CA:
Series A, 5.00%, 7/1/2024	250,000	255,070
Series A, 5.00%, 7/1/2032	715,000	778,893
Series C, 5.00%, 7/1/2036	1,000,000	1,138,956
Series C, 5.00%, 7/1/2040	500,000	553,742
Series C, 5.00%, 7/1/2041	1,250,000	1,410,582
Series C, 5.00%, 7/1/2042	1,250,000	1,405,083
Series C, 5.00%, 7/1/2047	2,500,000	2,772,012
Series D, 5.00%, 7/1/2030	600,000	696,618
Series D, 5.00%, 7/1/2033	385,000	463,583
Los Angeles Unified School District, General Obligation, CA:
Series B, 3.00%, 7/1/2031	520,000	510,672
Series C, 3.00%, 7/1/2035	850,000	794,491
Series C, 3.00%, 7/1/2038	2,885,000	2,540,974
4.00%, 7/1/2040	525,000	530,427
4.00%, 7/1/2044	1,365,000	1,351,367
Series A, 4.00%, 7/1/2028	500,000	531,296
Series C, 4.00%, 7/1/2035	800,000	840,827
Series C, 4.00%, 7/1/2037	515,000	530,384
5.00%, 7/1/2025	2,690,000	2,802,061
5.00%, 7/1/2035	2,515,000	2,924,353
Series A, 5.00%, 7/1/2023	315,000	315,000
Series A, Class A, 5.00%, 7/1/2024	4,530,000	4,619,641
Series A, 5.00%, 7/1/2028	505,000	563,346
Series A, 5.00%, 7/1/2030	250,000	261,078
Series B-1, 5.00%, 7/1/2027	485,000	528,983
Series B-1, 5.00%, 7/1/2029	250,000	275,579
Series B-1, 5.00%, 7/1/2033	255,000	279,688
Series C, 5.00%, 7/1/2026	800,000	851,997
Series C, Class C, 5.00%, 7/1/2027	750,000	818,014
Series QRR, 5.00%, 7/1/2026	1,000,000	1,064,997
Series QRR, 5.00%, 7/1/2028	1,000,000	1,115,537
Series QRR, 5.00%, 7/1/2034	1,250,000	1,498,110
Series QRR, 5.00%, 7/1/2038	2,000,000	2,296,802
Series QRR, 5.00%, 7/1/2041	1,500,000	1,692,716
Security Description	Principal Amount	Value
Marin Healthcare District, General Obligation, CA Series A, 3.00%, 8/1/2037	$ 325,000	$ 292,437
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2028	3,785,000	3,849,922
Series B, 3.00%, 7/1/2029	4,000,000	4,078,854
Series B, 3.00%, 7/1/2030	8,295,000	8,454,369
Series B, 4.00%, 10/1/2024	1,500,000	1,520,825
Series B, 4.00%, 10/1/2025	730,000	746,846
Series A, 5.00%, 7/1/2024	2,000,000	2,040,756
Series A, 5.00%, 7/1/2034	140,000	147,593
Series A, 5.00%, 4/1/2040	1,350,000	1,549,784
Series A, 5.00%, 10/1/2040	1,330,000	1,467,740
Series A, 5.00%, 4/1/2048	4,000,000	4,488,831
Series B, 5.00%, 8/1/2024	150,000	153,064
Series C, 5.00%, 7/1/2039	900,000	1,004,538
Series C, 5.00%, 7/1/2040	1,455,000	1,619,075
Monterey Peninsula Community College District, General Obligation, CA:
0.01%, 8/1/2027	205,000	179,354
0.01%, 8/1/2030	525,000	413,715
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,709,481
Mount San Antonio Community College District, General Obligation, CA:
Series E, 0.01%, 8/1/2045	2,155,000	794,197
Series A, 5.00%, 8/1/2041	505,000	547,708
Mount San Jacinto Community College District, General Obligation, CA Series B, 4.00%, 8/1/2043	190,000	189,728
Mountain House Public Financing Authority Revenue, CA Series B, BAM, 4.00%, 12/1/2043 (d)	2,715,000	2,699,193
Municipal Improvement Corp. of Los Angeles Revenue, CA:
5.00%, 11/1/2028	1,320,000	1,478,478
Series A, 5.00%, 11/1/2026	500,000	535,336
Novato Unified School District, General Obligation, CA Series C, 2.38%, 8/1/2045	750,000	535,755
Oakland Unified School District/Alameda County, General Obligation, CA:
AGM, 5.00%, 8/1/2025 (d)	150,000	155,676
Series A, 5.00%, 8/1/2030	175,000	182,314
Series A, 5.00%, 8/1/2031	150,000	156,321
Series A, 5.00%, 8/1/2032	150,000	156,321

See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2039	$ 920,000	$ 1,007,069
Orange County Sanitation District Revenue, CA Series A, 5.00%, 2/1/2030	120,000	127,603
Orange County Transportation Authority Revenue, CA 5.00%, 10/15/2024	2,035,000	2,086,883
Orange County Water District, Certificate Participation, CA Series A, 2.00%, 8/15/2023	115,000	114,800
Rancho Water District Financing Authority Revenue, CA Series A, 4.00%, 8/1/2039	525,000	535,140
Riverside Community College District, General Obligation, CA 3.00%, 8/1/2040	755,000	646,619
Riverside County Transportation Commission Sales Tax Revenue, CA Series B, 5.00%, 6/1/2033	500,000	547,798
Riverside Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2037	2,800,000	2,518,808
Sacramento County Sanitation Districts Financing Authority Revenue, CA Series A, 5.00%, 12/1/2041	1,315,000	1,454,027
Sacramento Municipal Utility District Revenue, CA:
Series H, 4.00%, 8/15/2045	1,600,000	1,604,205
Series F, 5.00%, 8/15/2024	170,000	173,764
Series K, 5.00%, 8/15/2042	1,000,000	1,137,057
Series K, 5.00%, 8/15/2048	3,350,000	3,751,314
San Bernardino Community College District, General Obligation, CA Series B, 3.00%, 8/1/2041	3,000,000	3,041,937
San Diego Community College District, General Obligation, CA:
4.00%, 8/1/2028	175,000	182,050
5.00%, 8/1/2027	160,000	170,994
5.00%, 8/1/2031	160,000	170,922
5.00%, 8/1/2041	190,000	202,970
San Diego County Regional Transportation Commission Revenue, CA:
Series A, 5.00%, 4/1/2029 (c)	6,000,000	6,768,106
Series A, 5.00%, 4/1/2030	120,000	127,921
Series A, 5.00%, 4/1/2030 (c)	1,500,000	1,731,455
Series A, 5.00%, 4/1/2031 (c)	7,500,000	8,817,952
Series A, 5.00%, 4/1/2032	145,000	154,593
Security Description	Principal Amount	Value
San Diego County Water Authority Revenue, CA:
Series B, 4.00%, 5/1/2033	$ 2,500,000	$ 2,729,046
Series B, 4.00%, 5/1/2034	1,000,000	1,085,556
Series A, 5.00%, 5/1/2028	1,520,000	1,691,982
Series B, 5.00%, 5/1/2030	1,500,000	1,741,056
Series B, 5.00%, 5/1/2031	2,000,000	2,365,237
Series B, 5.00%, 5/1/2032	1,000,000	1,181,542
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 10/15/2026	620,000	649,961
5.00%, 5/15/2027	175,000	182,031
5.00%, 10/15/2028	255,000	267,552
5.00%, 10/15/2029	250,000	261,946
5.00%, 10/15/2031	345,000	360,013
Series A, 5.00%, 5/15/2033	560,000	598,994
Series A, 5.00%, 5/15/2034	20,000	21,425
Series A, 5.00%, 5/15/2039	100,000	105,536
Series A, 5.00%, 10/15/2044	215,000	222,387
Series A, 5.00%, 10/15/2046	705,000	764,419
Series B, 5.00%, 8/1/2029	100,000	107,253
San Diego Regional Building Authority Revenue, CA Series A, 5.00%, 10/15/2035	450,000	470,294
San Diego Unified School District, General Obligation, CA:
Series K-2, Zero Coupon, 7/1/2032	750,000	546,037
Series D-2, 2.00%, 7/1/2045	3,405,000	2,203,080
4.00%, 7/1/2044	540,000	539,145
Series SENIOR-1, 4.00%, 7/1/2033	100,000	103,081
Series M-2, 5.00%, 7/1/2024	1,475,000	1,504,768
Series R-4, 5.00%, 7/1/2024	235,000	239,743
Series R-5, 5.00%, 7/1/2029	260,000	278,437
San Dieguito Union High School District, General Obligation, CA Series E-2, Class 2, 3.00%, 8/1/2038	2,530,000	2,254,059
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA:
Series A, 3.00%, 7/1/2044	6,410,000	5,254,942
4.00%, 7/1/2039	740,000	746,076
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series C-1, 4.00%, 8/1/2030	825,000	890,147
Series C-1, 4.00%, 8/1/2035	1,610,000	1,685,966
Series C-1, 4.00%, 8/1/2045	2,590,000	2,574,253
Series D, 5.00%, 8/1/2029	160,000	167,297

See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 4.00%, 10/1/2043	$ 535,000	$ 536,497
Series B, 4.00%, 10/1/2036	1,500,000	1,584,959
Series A, 5.00%, 10/1/2029	100,000	104,676
Series A, 5.00%, 10/1/2030	7,500,000	8,769,229
Series A, 5.00%, 10/1/2033	2,500,000	3,010,947
Series A, 5.00%, 10/1/2035	2,000,000	2,371,778
Series A, 5.00%, 10/1/2036	1,250,000	1,468,113
Series A, 5.00%, 10/1/2041	500,000	570,004
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	146,098
San Jose Evergreen Community College District, General Obligation, CA:
Series B, 3.00%, 9/1/2036	700,000	653,226
5.00%, 9/1/2024	130,000	133,189
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	1,000,000	766,646
2.38%, 8/1/2040	1,000,000	763,576
2.38%, 8/1/2041	2,000,000	1,502,565
5.00%, 8/1/2042	6,600,000	7,225,106
San Mateo County Transit District Revenue, CA:
Series A, 5.00%, 6/1/2027	230,000	239,482
Series A, 5.00%, 6/1/2030	160,000	166,793
San Mateo Foster City Public Financing Authority Revenue, CA:
4.00%, 8/1/2039	2,750,000	2,788,825
5.00%, 8/1/2036	1,135,000	1,265,616
San Mateo Joint Powers Financing Authority Revenue, CA 3.00%, 6/15/2046	850,000	675,296
San Mateo Union High School District, General Obligation, CA Series A, 2.25%, 9/1/2042	630,000	461,708
Santa Clara County Financing Authority Revenue, CA:
Series Q, 2.50%, 5/15/2029	140,000	134,648
Series A, 3.00%, 5/1/2037	550,000	489,912
Series A, 3.50%, 4/1/2041	600,000	550,611
Series A, 3.63%, 4/1/2044	640,000	583,917
Series A, 4.00%, 4/1/2037	750,000	764,483
Series Q, 4.00%, 5/15/2033	300,000	304,601
5.00%, 5/1/2032	500,000	589,601
Santa Clara Unified School District, General Obligation, CA 3.00%, 7/1/2035	845,000	803,961
Security Description	Principal Amount	Value
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 6/1/2024	$ 510,000	$ 519,457
Santa Clarita Community College District, General Obligation, CA 3.00%, 8/1/2044	800,000	654,858
Santa Monica-Malibu Unified School District, General Obligation, CA:
3.00%, 8/1/2032	880,000	881,768
3.00%, 8/1/2034	635,000	621,840
3.00%, 8/1/2042	1,575,000	1,328,267
Series B, 3.00%, 8/1/2044	1,500,000	1,235,568
Sequoia Union High School District, General Obligation, CA 5.00%, 7/1/2027	150,000	160,055
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2024	2,000,000	2,042,083
Series C, 5.00%, 8/1/2025	1,250,000	1,302,673
Series C, 5.00%, 8/1/2026	1,450,000	1,545,449
Series C, 5.00%, 8/1/2028	1,100,000	1,226,562
South San Francisco Public Facilities Financing Authority Revenue, CA 4.00%, 6/1/2046	1,705,000	1,692,545
Southern California Public Power Authority Revenue, CA:
5.00%, 4/1/2024	1,795,000	1,812,718
Series A, 5.00%, 7/1/2031	505,000	525,530
Series A, 5.00%, 7/1/2032	635,000	660,598
State Center Community College District, General Obligation, CA:
Series B, 3.00%, 8/1/2037	2,000,000	1,817,924
Series B, 3.00%, 8/1/2038	1,865,000	1,661,589
State of California Department of Water Resources Revenue, CA:
Series AW, 5.00%, 12/1/2028	330,000	355,687
Series AW, 5.00%, 12/1/2032	255,000	273,892
Series AX, 5.00%, 12/1/2028	665,000	734,626
Series AX, 5.00%, 12/1/2029	300,000	331,420
Series AX, 5.00%, 12/1/2032	100,000	110,471
Series BB, 5.00%, 12/1/2035	1,580,000	1,830,137
State of California, General Obligation, CA:
3.00%, 3/1/2026	1,170,000	1,168,940
3.00%, 3/1/2028	525,000	523,898
3.00%, 10/1/2034	3,045,000	2,979,867
3.00%, 11/1/2035	850,000	808,631
3.00%, 10/1/2036	2,670,000	2,466,003

See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.00%, 10/1/2037	$ 2,760,000	$ 2,491,715
3.00%, 11/1/2041	1,300,000	1,116,820
3.00%, 12/1/2046	1,600,000	1,302,873
4.00%, 3/1/2024	2,000,000	2,013,594
4.00%, 10/1/2024	250,000	253,349
4.00%, 3/1/2027	7,740,000	8,024,672
4.00%, 9/1/2028	1,800,000	1,901,438
4.00%, 3/1/2029	550,000	583,316
4.00%, 8/1/2033	205,000	211,264
4.00%, 10/1/2033	2,075,000	2,231,686
4.00%, 10/1/2034	1,400,000	1,492,515
4.00%, 10/1/2035	1,700,000	1,804,898
4.00%, 11/1/2035	2,940,000	3,097,564
4.00%, 3/1/2036	9,170,000	9,581,328
4.00%, 10/1/2036	4,605,000	4,797,822
4.00%, 10/1/2037	2,100,000	2,159,185
4.00%, 11/1/2038	510,000	526,599
4.00%, 10/1/2039	3,140,000	3,207,164
4.00%, 11/1/2039	3,145,000	3,233,377
4.00%, 10/1/2041	645,000	657,052
Series CU, 4.55%, 12/1/2037	1,000,000	1,074,026
5.00%, 8/1/2023	600,000	600,832
5.00%, 4/1/2024	5,765,000	5,851,329
5.00%, 10/1/2024	2,935,000	3,010,478
5.00%, 4/1/2025	1,585,000	1,642,701
5.00%, 8/1/2025	455,000	473,893
5.00%, 9/1/2025	4,735,000	4,939,370
5.00%, 10/1/2025	2,000,000	2,090,061
5.00%, 3/1/2026	110,000	113,618
5.00%, 8/1/2026	610,000	648,672
5.00%, 10/1/2026	910,000	971,286
5.00%, 11/1/2026	730,000	780,631
5.00%, 12/1/2026	3,000,000	3,214,176
5.00%, 9/1/2027	2,985,000	3,255,687
5.00%, 10/1/2027	670,000	709,267
5.00%, 11/1/2027	1,555,000	1,702,249
5.00%, 4/1/2028	2,955,000	3,264,846
5.00%, 8/1/2028	845,000	905,512
5.00%, 9/1/2028	3,500,000	3,878,171
5.00%, 10/1/2028	5,040,000	5,629,694
5.00%, 11/1/2028	1,210,000	1,353,993
5.00%, 8/1/2029	765,000	809,121
5.00%, 9/1/2029	800,000	908,570
5.00%, 10/1/2029	2,685,000	3,054,132
5.00%, 11/1/2029	3,005,000	3,389,227
5.00%, 8/1/2030	500,000	531,456
5.00%, 9/1/2030	3,290,000	3,810,394
5.00%, 10/1/2030	10,650,000	12,339,016
5.00%, 11/1/2030	500,000	545,853
5.00%, 12/1/2030	1,000,000	1,163,292
5.00%, 4/1/2031	720,000	842,433
5.00%, 10/1/2031	7,105,000	8,069,421
5.00%, 11/1/2031	1,195,000	1,360,088
5.00%, 12/1/2031	1,000,000	1,182,694
5.00%, 3/1/2032	280,000	289,273
Security Description	Principal Amount	Value
5.00%, 8/1/2032	$ 300,000	$ 318,741
5.00%, 9/1/2032	3,000,000	3,588,015
5.00%, 10/1/2032	1,250,000	1,460,614
5.00%, 11/1/2032	1,650,000	1,914,248
5.00%, 3/1/2033	10,740,000	12,326,781
5.00%, 4/1/2033	3,500,000	3,932,807
5.00%, 10/1/2033	8,115,000	9,652,680
5.00%, 3/1/2034	810,000	926,625
5.00%, 9/1/2034	290,000	308,187
5.00%, 10/1/2034	4,455,000	5,290,083
5.00%, 11/1/2034	1,175,000	1,327,140
5.00%, 12/1/2034	4,370,000	4,817,010
5.00%, 3/1/2035	2,815,000	3,205,536
5.00%, 8/1/2035	440,000	465,632
5.00%, 10/1/2035	4,935,000	5,787,099
5.00%, 8/1/2036	1,145,000	1,256,625
5.00%, 9/1/2036	4,495,000	5,245,777
5.00%, 10/1/2036	1,860,000	2,187,702
5.00%, 11/1/2036	1,150,000	1,265,309
5.00%, 10/1/2039	1,000,000	1,153,507
5.00%, 9/1/2041	1,500,000	1,685,057
5.00%, 12/1/2043	800,000	886,452
Series A, Class A, 5.00%, 11/1/2026	5,000,000	5,346,790
Series A, Class A, 5.00%, 11/1/2027	5,645,000	6,179,548
Series B, 5.00%, 11/1/2031	10,655,000	12,585,425
Series B, 5.00%, 11/1/2032	5,000,000	5,994,575
Series C, 5.00%, 9/1/2034	155,000	161,206
Series C, 5.00%, 11/1/2042	8,350,000	9,468,309
Sunnyvale Financing Authority Revenue, CA 4.00%, 4/1/2045	1,900,000	1,883,078
Sweetwater Union High School District, General Obligation, CA Series B, AGM, 3.38%, 8/1/2040 (d)	125,000	113,163
Turlock Irrigation District Revenue, CA 5.00%, 1/1/2037	700,000	783,707
University of California Revenue, CA:
Series M, 3.00%, 5/15/2037	800,000	733,353
Series AY, 4.00%, 5/15/2035	100,000	103,211
Series AZ, 4.00%, 5/15/2029	535,000	568,060
Series BH, 4.00%, 5/15/2046	1,720,000	1,730,411
Series O, 4.00%, 5/15/2048	250,000	249,618
5.00%, 5/15/2043	15,000,000	17,009,002
Series AO, 5.00%, 5/15/2026	110,000	114,256
Series AR, 5.00%, 5/15/2030	580,000	618,977
Series AR, 5.00%, 5/15/2032	120,000	128,034
Series AR, 5.00%, 5/15/2034	500,000	533,191
Series AV, 5.00%, 5/15/2026	510,000	542,238
Series BE, 5.00%, 5/15/2038	3,000,000	3,366,255
Series BE, 5.00%, 5/15/2043	850,000	935,286

See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series I, 5.00%, 5/15/2027	$ 145,000	$ 150,826
Series I, 5.00%, 5/15/2030	180,000	187,065
Series K, 5.00%, 5/15/2031	460,000	490,467
Series M, 5.00%, 5/15/2028	100,000	108,794
Series M, 5.00%, 5/15/2030	200,000	217,761
Series M, 5.00%, 5/15/2032	295,000	320,533
Val Verde Unified School District, General Obligation, CA Series B, AGM, 4.00%, 8/1/2046 (d)	800,000	801,316
Victor Valley Community College District, General Obligation, CA Series C, 4.00%, 8/1/2032	450,000	464,230
West Basin Municipal Water District Revenue, CA Series A, 5.00%, 8/1/2029	165,000	175,082
West Contra Costa Unified School District, General Obligation, CA:
Series A, 5.00%, 8/1/2030	200,000	209,222
Series A, 5.00%, 8/1/2031	295,000	308,558
West County Facilities Financing Authority Revenue, CA 4.00%, 6/1/2046	1,500,000	1,495,370
West Hollywood Public Financing Authority Revenue, CA:
4.00%, 4/1/2046	3,500,000	3,484,789
5.00%, 4/1/2044	525,000	560,606
Western Municipal Water District Facilities Authority Revenue, CA Series A, 5.00%, 10/1/2038	725,000	816,867
Yosemite Community College District, General Obligation, CA 5.00%, 8/1/2028	195,000	203,217
		725,138,476
COLORADO — 2.0%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO:
5.00%, 12/1/2024	1,740,000	1,785,367
Series A, 5.00%, 12/1/2031	485,000	517,185
Adams 12 Five Star Schools, General Obligation, CO Series B, 5.00%, 12/15/2029	190,000	201,883
Adams County School District No. 1, General Obligation, CO Series B, 5.00%, 12/1/2036	350,000	367,377
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO 5.00%, 12/15/2039	845,000	938,749
Security Description	Principal Amount	Value
Arapahoe County School District No. 6 Littleton, General Obligation, CO Series A, 5.00%, 12/1/2025	$ 925,000	$ 968,422
Board of Water Commissioners City & County of Denver Revenue, CO 5.00%, 12/15/2047	9,115,000	10,094,997
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO Series A, 5.00%, 12/15/2028	140,000	145,854
Boulder Valley School District No. Re-2 Boulder, General Obligation, CO Series B, 4.00%, 12/1/2027	130,000	135,397
City & County of Broomfield Water Revenue, CO:
4.00%, 12/1/2043	920,000	925,073
4.00%, 12/1/2046	900,000	897,810
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	3,670,000	4,000,740
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, 0.01%, 8/1/2039	1,500,000	722,606
4.00%, 8/1/2041	1,145,000	1,152,110
Series A, 4.00%, 8/1/2038	2,415,000	2,469,555
Series A, 4.00%, 8/1/2039	2,745,000	2,794,744
City of Brighton Water Activity Revenue, CO 5.00%, 6/1/2047	2,000,000	2,166,617
City of Colorado Springs Utilities System Revenue, CO:
Series A, 4.00%, 11/15/2045	1,115,000	1,115,362
Series A, 5.00%, 11/15/2030	1,000,000	1,158,745
Series A-1, 5.00%, 11/15/2023	530,000	533,345
Denver City & County School District No. 1, General Obligation, CO:
3.00%, 12/1/2036	525,000	483,975
4.00%, 12/1/2037	2,450,000	2,507,643
5.00%, 12/1/2029	255,000	271,751
5.00%, 12/1/2033	515,000	594,931
Series A, 5.50%, 12/1/2024	260,000	268,844
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2030	565,000	630,548
El Paso County School District No. 20 Academy, General Obligation, CO 5.00%, 12/15/2029	115,000	122,813

See accompanying notes to financial statements.
105

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
El Paso County School District No. 49 Falcon, Certificate Participation, CO 4.00%, 12/15/2046	$ 2,030,000	$ 1,991,411
Grand County School District No. 2 East Grand, General Obligation, CO 4.00%, 12/1/2046	525,000	517,448
Larimer County School District No. R-1 Poudre, General Obligation, CO 5.00%, 12/15/2040	585,000	628,226
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO:
5.00%, 12/1/2029	200,000	218,127
5.25%, 12/1/2033	250,000	272,524
5.50%, 12/1/2035	160,000	174,948
Metro Wastewater Reclamation District Revenue, CO Series A, 2.00%, 4/1/2039	535,000	386,491
Pitkin County School District No. 1 Aspen, General Obligation, CO 4.00%, 12/1/2039	550,000	555,743
Pueblo City Schools, General Obligation, CO:
3.00%, 12/15/2037	800,000	721,192
5.00%, 12/15/2027	625,000	684,404
5.00%, 12/15/2031	2,275,000	2,575,393
5.00%, 12/15/2039	1,340,000	1,459,377
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	982,372
Series A, Class A, 4.00%, 12/15/2036	1,000,000	1,030,045
Series A, 4.00%, 12/15/2037	2,865,000	2,924,907
Series A, 4.00%, 12/15/2038	1,280,000	1,304,211
Series A, 4.00%, 12/15/2039	1,400,000	1,420,603
Series R, 4.00%, 3/15/2045	2,350,000	2,320,802
Series A, 5.00%, 12/15/2024	2,085,000	2,133,504
Series A, 5.00%, 12/15/2025	860,000	896,991
Series A, 5.00%, 12/15/2030	2,725,000	3,126,397
Series A, 5.00%, 12/15/2033	2,655,000	3,016,860
Series L, 5.00%, 3/15/2025	150,000	154,563
Series L, 5.00%, 3/15/2027	600,000	641,865
Series M, 5.00%, 3/15/2031	500,000	544,762
University of Colorado Revenue, CO:
Series B-1, 2.50%, 6/1/2028	175,000	170,159
Series B-1, 2.75%, 6/1/2029	320,000	316,264
Series A-2, 3.00%, 6/1/2033	75,000	73,583
Series A-2, 3.25%, 6/1/2037	340,000	311,275
Series B-1, 4.00%, 6/1/2036	105,000	108,275
Series B-1, 4.00%, 6/1/2038	415,000	417,976
Series A, 5.00%, 6/1/2027	140,000	144,794
Security Description	Principal Amount	Value
Series C-, 5.00%, 6/1/2046	$ 500,000	$ 542,435
Weld County School District No. 6 Greeley, General Obligation, CO:
4.00%, 12/1/2045	1,210,000	1,210,330
5.00%, 12/1/2036	1,840,000	2,032,616
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2030	2,200,000	2,538,391
Weld County School District No. Re-5J, General Obligation, CO 4.00%, 12/1/2045	635,000	628,902
Windy Gap Firming Project Water Activity Enterprise Revenue, CO 5.00%, 7/15/2046	1,000,000	1,088,189
		78,238,798
CONNECTICUT — 3.0%
City of Hartford Revenue, CT:
5.00%, 4/1/2031	4,400,000	5,054,942
5.00%, 4/1/2032	2,750,000	3,191,714
Connecticut State Health & Educational Facilities Authority Revenue, CT:
2.80%, 7/1/2057 (b)	11,015,000	10,794,952
5.00%, 7/1/2029	550,000	624,011
Metropolitan District, General Obligation, CT:
Series A, 4.00%, 9/1/2041	500,000	500,869
Series C, AGM, 4.00%, 11/1/2034 (d)	430,000	439,843
State of Connecticut Special Tax Revenue, CT:
4.00%, 5/1/2038	2,660,000	2,717,494
4.00%, 5/1/2039	800,000	811,900
4.00%, 11/1/2040	2,355,000	2,380,734
Series A, 4.00%, 5/1/2037	2,000,000	2,062,345
5.00%, 5/1/2028	5,700,000	6,257,897
5.00%, 5/1/2029	1,000,000	1,119,587
5.00%, 11/1/2032	1,000,000	1,163,509
5.00%, 11/1/2033	1,200,000	1,392,659
5.00%, 11/1/2035	640,000	730,988
5.00%, 11/1/2036	3,335,000	3,773,112
5.00%, 5/1/2040	500,000	545,863
Series A, 5.00%, 5/1/2025	2,000,000	2,068,113
Series A, Class A, 5.00%, 5/1/2030	660,000	752,258
Series A, 5.00%, 5/1/2033	1,025,000	1,182,170
Series A, 5.00%, 5/1/2034	2,500,000	2,873,407
Series A, 5.00%, 5/1/2035	2,045,000	2,329,962
Series B, Class B, 5.00%, 10/1/2028	640,000	708,597
Series B, 5.00%, 7/1/2029	5,500,000	6,178,393
Series B, 5.00%, 7/1/2031	6,000,000	6,966,093
Series C, 5.00%, 1/1/2028	750,000	817,773

See accompanying notes to financial statements.
106

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
State of Connecticut, General Obligation, CT:
3.00%, 1/15/2034	$ 700,000	$ 668,876
3.00%, 1/15/2037	615,000	550,402
3.00%, 1/15/2039	800,000	688,218
3.00%, 1/15/2040	2,000,000	1,687,924
Series 2021 A, 3.00%, 1/15/2032	1,825,000	1,770,112
Series 2021 A, 3.00%, 1/15/2040	2,300,000	1,944,072
4.00%, 1/15/2025	425,000	431,296
4.00%, 6/1/2025	500,000	509,409
4.00%, 1/15/2026	2,000,000	2,043,082
4.00%, 1/15/2035	3,295,000	3,492,041
4.00%, 1/15/2036	2,825,000	2,949,332
4.00%, 6/1/2036	915,000	950,718
4.00%, 6/1/2037	825,000	847,438
4.00%, 1/15/2038	2,000,000	2,036,835
4.00%, 6/1/2038	500,000	509,715
Series A, 4.00%, 1/15/2032	2,000,000	2,167,214
Series A, 4.00%, 4/15/2037	1,750,000	1,776,683
Series B, 4.00%, 6/1/2024	1,375,000	1,386,581
Series B, 4.00%, 6/1/2030	750,000	803,732
5.00%, 1/15/2026	4,660,000	4,882,282
5.00%, 4/15/2028	650,000	712,966
5.00%, 4/15/2029	530,000	579,695
5.00%, 4/15/2033	575,000	638,071
Series D, 5.00%, 9/15/2028	1,000,000	1,106,214
Series B, 5.00%, 8/1/2025	2,665,000	2,766,937
Series B, 5.00%, 2/15/2029	750,000	836,601
Series E, 5.00%, 11/15/2030	4,600,000	5,287,043
University of Connecticut Revenue, CT Series A, 5.00%, 5/1/2026	1,600,000	1,685,278
		113,147,952
DELAWARE — 0.4%
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2030	1,000,000	1,150,644
5.00%, 7/1/2031	505,000	580,886
5.00%, 7/1/2032	1,500,000	1,721,548
5.00%, 7/1/2033	1,500,000	1,717,819
State of Delaware, General Obligation, DE:
Series A, 2.00%, 1/1/2036	825,000	685,279
3.25%, 3/1/2035	385,000	378,106
5.00%, 3/1/2029	2,000,000	2,249,587
Series A, 5.00%, 1/1/2025	805,000	828,237
Series A, 5.00%, 2/1/2029	495,000	544,852
Series A, 5.00%, 2/1/2032	300,000	330,408
Series A, 5.00%, 5/1/2038	5,000,000	5,814,474
		16,001,840
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 2.2%
District of Columbia Revenue, DC:
Series A, 2.63%, 3/1/2045	$ 635,000	$ 479,778
4.00%, 5/1/2038	500,000	507,556
4.00%, 5/1/2039	1,000,000	1,011,503
Series C, 4.00%, 5/1/2045	500,000	491,980
5.00%, 5/1/2027	650,000	702,362
5.00%, 3/1/2033	555,000	626,589
5.00%, 3/1/2035	700,000	785,342
5.00%, 3/1/2044	830,000	898,518
Series A, 5.00%, 3/1/2027	800,000	861,155
Series A, 5.00%, 3/1/2029	875,000	979,797
Series A, 5.00%, 3/1/2036	1,900,000	2,107,034
Series A, 5.00%, 7/1/2041	4,225,000	4,739,866
Series A, 5.00%, 7/1/2047	14,275,000	15,781,948
Series B, 5.00%, 10/1/2027	500,000	545,292
Series C, 5.00%, 10/1/2029	780,000	883,392
Series C, 5.00%, 5/1/2037	1,350,000	1,501,905
District of Columbia Water & Sewer Authority Revenue, DC:
Series C, VRN, 1.75%, 10/1/2054 (b)	1,000,000	971,770
Series A, VRN, 5.00%, 10/1/2032	300,000	314,313
Series A, VRN, 5.00%, 10/1/2036	470,000	489,786
Series A, VRN, 5.00%, 10/1/2039	485,000	502,586
Series C, VRN, 5.00%, 10/1/2025	110,000	112,599
District of Columbia, General Obligation, DC:
Series A, 4.00%, 6/1/2035	225,000	229,456
Series A, 4.00%, 6/1/2037	285,000	288,035
Series A, 4.00%, 6/1/2041	325,000	322,356
Series D, 4.00%, 6/1/2034	400,000	412,851
5.00%, 6/1/2029	510,000	563,378
5.00%, 10/15/2040	570,000	618,777
5.00%, 2/1/2046	12,180,000	13,268,210
Series B, 5.00%, 6/1/2025	2,640,000	2,735,697
Series A, 5.00%, 6/1/2032	330,000	356,320
Series A, 5.00%, 6/1/2033	300,000	323,625
Series A, 5.00%, 6/1/2034	225,000	242,329
Series A, 5.00%, 10/15/2038	750,000	819,579
Series A, 5.00%, 1/1/2045	10,000,000	11,115,396
Series B, 5.00%, 6/1/2026	985,000	1,043,273
Series D, 5.00%, 6/1/2032	505,000	545,278
Series D, 5.00%, 6/1/2036	305,000	320,687
Series E, 5.00%, 6/1/2032	145,000	153,897
Series E, 5.00%, 2/1/2034	660,000	762,664

See accompanying notes to financial statements.
107

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 3.00%, 7/15/2040	$ 500,000	$ 434,687
Series A, 3.00%, 7/15/2043	1,550,000	1,277,904
Series A, 4.00%, 7/15/2043	1,400,000	1,405,429
Series A, 5.00%, 7/15/2025	1,500,000	1,556,621
Series A, 5.00%, 7/15/2033	800,000	925,901
Series A, 5.00%, 7/15/2037	500,000	555,665
Series A, 5.00%, 7/15/2038	500,000	553,378
Series A, 5.00%, 7/15/2041	4,535,000	5,039,590
Washington Metropolitan Area Transit Authority Revenue, DC:
Series A-1, 5.00%, 7/1/2024	170,000	173,031
Series B, 5.00%, 7/1/2029	150,000	161,597
Series B, 5.00%, 7/1/2030	350,000	376,451
Series B, 5.00%, 7/1/2037	500,000	526,091
		82,403,224
FLORIDA — 3.0%
Broward County Water & Sewer Utility Revenue, FL:
Series A, 4.00%, 10/1/2043	750,000	747,872
Series A, Class A, 5.00%, 10/1/2040	625,000	681,225
Central Florida Expressway Authority Revenue, FL:
AGM, 4.00%, 7/1/2038 (d)	730,000	744,634
5.00%, 7/1/2026 (d)	3,650,000	3,861,388
Central Florida Tourism Oversight District, General Obligation, FL:
Series A, 4.00%, 6/1/2031	500,000	516,573
Series A, 4.00%, 6/1/2035	375,000	379,634
Series A, 5.00%, 6/1/2033	500,000	536,122
Series A, 5.00%, 6/1/2036	500,000	535,504
Series A, 5.00%, 6/1/2037	450,000	479,438
City of Fort Lauderdale Water & Sewer Revenue, FL 4.00%, 9/1/2043	325,000	324,528
City of Gainesville Utilities System Revenue, FL:
Series A, 5.00%, 10/1/2023	110,000	110,425
Series A, 5.00%, 10/1/2024	125,000	127,677
Series A, 5.00%, 10/1/2032	270,000	293,312
Series A, 5.00%, 10/1/2034	250,000	270,011
Series A, 5.00%, 10/1/2035	500,000	537,618
Series A, 5.00%, 10/1/2036	500,000	534,793
Series A, 5.00%, 10/1/2037	500,000	531,667
City of Jacksonville Revenue, FL:
5.00%, 10/1/2031	270,000	275,452
Series A, 5.00%, 10/1/2034	500,000	558,151
Series B, 5.00%, 10/1/2028	500,000	528,426
Security Description	Principal Amount	Value
City of Lakeland Department of Electric Utilities Revenue, FL 5.00%, 10/1/2025	$ 125,000	$ 130,077
City of Orlando Revenue, FL Series B, 5.00%, 10/1/2043	500,000	536,078
City of Port St. Lucie, Special Assessment, FL:
BAM, 3.00%, 7/1/2037 (d)	410,000	365,803
BAM, 3.00%, 7/1/2041 (d)	510,000	430,500
3.25%, 7/1/2045	125,000	104,738
City of Tallahassee Energy System Revenue, FL:
5.00%, 10/1/2029	225,000	229,571
5.00%, 10/1/2032	195,000	201,935
5.00%, 10/1/2036	100,000	103,141
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2036	600,000	610,724
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,845,643
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2036	2,800,000	2,840,517
4.00%, 9/1/2037	3,160,000	3,170,115
5.00%, 9/1/2025	2,500,000	2,583,531
5.00%, 9/1/2032	655,000	743,948
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	206,399
County of Miami-Dade Transit System Revenue, FL:
3.00%, 7/1/2028	150,000	150,587
3.00%, 7/1/2038	585,000	506,063
3.13%, 7/1/2029	130,000	130,634
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 3.13%, 10/1/2039	500,000	434,416
4.00%, 10/1/2038	810,000	818,254
4.00%, 10/1/2041	1,420,000	1,418,245
Series A, 4.00%, 10/1/2039	510,000	511,900
5.00%, 10/1/2034	725,000	796,812
5.00%, 10/1/2035	650,000	710,536
5.00%, 10/1/2046	775,000	815,784
County of Miami-Dade, General Obligation, FL:
2.38%, 7/1/2040	955,000	719,695
Series B, 4.00%, 7/1/2035	100,000	100,831
5.00%, 7/1/2045	600,000	633,904
Series A, 5.00%, 7/1/2023	200,000	200,000
Series B, 5.00%, 7/1/2029	405,000	413,691
County of Palm Beach Revenue, FL:
5.00%, 5/1/2036	395,000	411,698
5.00%, 5/1/2038	450,000	468,039

See accompanying notes to financial statements.
108

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	$ 4,000,000	$ 4,499,876
East Central Regional Wastewater Treatment Facilities Operation Board Revenue, FL 5.00%, 10/1/2039	220,000	224,766
Florida Department of Environmental Protection Revenue, FL:
5.00%, 7/1/2026	130,000	132,318
Series A, 5.00%, 7/1/2023	270,000	270,000
Series A, 5.00%, 7/1/2025	105,000	108,817
Series A, 5.00%, 7/1/2027	545,000	588,624
Series A, 5.00%, 7/1/2028	275,000	303,245
Florida Department of Management Services Revenue, FL Series A, 5.00%, 9/1/2025	160,000	165,954
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	532,601
Series A, 3.00%, 11/1/2035	1,000,000	939,290
Series A, 3.00%, 11/1/2037	950,000	837,324
Series A, 5.00%, 8/1/2023	195,000	195,217
Series A, 5.00%, 8/1/2025	170,000	176,329
JEA Electric System Revenue, FL:
Series III B, 3.38%, 10/1/2034	150,000	146,678
Series A, 5.00%, 10/1/2033	65,000	65,254
Series B, 5.00%, 10/1/2029	215,000	231,560
Series B, 5.00%, 10/1/2030	125,000	134,693
Series III B, 5.00%, 10/1/2026	265,000	280,821
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	444,396
Series A, 3.25%, 10/1/2035	100,000	96,518
Series A, 3.25%, 10/1/2036	250,000	238,774
Series A, 3.38%, 10/1/2041	615,000	562,820
Series A, 4.00%, 10/1/2039	425,000	426,028
Series A, 5.00%, 10/1/2028	185,000	201,493
Series A, 5.00%, 10/1/2029	295,000	321,645
Series A, 5.00%, 10/1/2032	550,000	638,306
Series A, 5.00%, 10/1/2034	625,000	704,183
Series A, 5.00%, 10/1/2035	585,000	655,070
Lee County School Board, Certificate Participation, FL 5.00%, 8/1/2025	1,160,000	1,201,769
Orange County School Board, Certificate Participation, FL:
Series A, 5.00%, 8/1/2032	690,000	809,612
Series C, 5.00%, 8/1/2029	500,000	520,045
Series D, 5.00%, 8/1/2029	310,000	321,794
Security Description	Principal Amount	Value
Series D, 5.00%, 8/1/2031	$ 450,000	$ 467,121
Series D, 5.00%, 8/1/2032	110,000	114,185
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,446,633
Series A, 5.00%, 10/1/2041	1,800,000	2,026,581
Series A, 5.00%, 10/1/2042	4,000,000	4,480,414
Palm Beach County School District, Certificate Participation, FL:
Series A, 5.00%, 8/1/2027	230,000	248,188
Series A, 5.00%, 8/1/2039	675,000	745,837
Series B, 5.00%, 8/1/2023	115,000	115,142
Series C, 5.00%, 8/1/2029	250,000	274,709
Polk County School District Revenue, FL:
5.00%, 10/1/2029	545,000	616,573
5.00%, 10/1/2031	500,000	562,660
5.00%, 10/1/2033	650,000	728,643
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,225,000	1,352,619
Series A, 5.00%, 7/1/2030	1,200,000	1,373,357
School Board of Miami-Dade County, General Obligation, FL:
3.25%, 3/15/2033	270,000	267,915
5.00%, 3/15/2030	250,000	268,067
School District of Broward County, General Obligation, FL:
5.00%, 7/1/2038	500,000	536,989
5.00%, 7/1/2042	970,000	1,031,625
5.00%, 7/1/2045	625,000	681,124
South Florida Water Management District, Certificate Participation, FL:
5.00%, 10/1/2027	165,000	173,448
5.00%, 10/1/2032	300,000	313,750
State of Florida Department of Transportation Revenue, FL:
3.00%, 7/1/2031	1,005,000	995,690
3.00%, 7/1/2034	1,045,000	998,337
5.00%, 7/1/2032	525,000	582,576
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series B, 2.00%, 7/1/2044	565,000	375,410
Series B, 2.13%, 7/1/2046	1,085,000	720,483
3.00%, 7/1/2046	8,870,000	7,116,229
Series A, 3.00%, 7/1/2036	590,000	539,967
Series B, 3.00%, 7/1/2043	725,000	600,084
Series A, 4.00%, 7/1/2043	7,700,000	7,730,862
Series A, 4.00%, 7/1/2036	560,000	570,479
Series A, 5.00%, 7/1/2025	5,000,000	5,188,623
Series B, 5.00%, 7/1/2024	225,000	229,254

See accompanying notes to financial statements.
109

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2030	$ 300,000	$ 315,792
State of Florida Lottery Revenue, FL:
Series A, 5.00%, 7/1/2023	335,000	335,000
Series A, 5.00%, 7/1/2024	330,000	336,142
Series A, 5.00%, 7/1/2025	430,000	446,222
Series B, 5.00%, 7/1/2023	485,000	485,000
State of Florida, General Obligation, FL:
Series E, 2.38%, 6/1/2031	295,000	273,600
Series A, 4.00%, 6/1/2037	225,000	229,578
Series A, 4.00%, 6/1/2038	475,000	482,901
5.00%, 7/1/2026	500,000	530,872
5.00%, 6/1/2027	890,000	963,557
5.00%, 6/1/2029	775,000	873,183
Series A, 5.00%, 6/1/2024	170,000	172,938
Series A, 5.00%, 7/1/2027	125,000	132,607
Series B, 5.00%, 6/1/2024	500,000	508,641
Series B, 5.00%, 6/1/2028	1,675,000	1,851,864
Series B, 5.00%, 6/1/2029	5,215,000	5,875,679
Series B, 5.00%, 6/1/2030	135,000	146,132
Series E, 5.00%, 6/1/2024	225,000	228,889
Series F, 5.00%, 6/1/2024	110,000	111,901
Series F, 5.00%, 6/1/2029	125,000	132,001
Tohopekaliga Water Authority Revenue, FL:
4.00%, 10/1/2034	110,000	112,021
5.00%, 10/1/2023	125,000	125,538
University of Florida Department of Housing & Residence Education Housinsg System Revenue Bonds Revenue, FL 2.25%, 7/1/2046	865,000	564,356
		116,602,067
GEORGIA — 2.3%
City of Atlanta Airport Passenger Facility Charge Revenue, GA:
5.00%, 7/1/2036	660,000	726,272
5.00%, 7/1/2038	495,000	537,972
City of Atlanta Department of Aviation Revenue, GA Series A, Class A, 5.00%, 7/1/2047	5,000,000	5,435,785
City of Atlanta Water & Wastewater Revenue, GA:
Series B, 3.50%, 11/1/2043	225,000	203,383
5.00%, 11/1/2030	545,000	593,587
Series B, 5.00%, 11/1/2028	560,000	610,969
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,370,000	3,960,618
Series A-1, 5.00%, 12/1/2032	2,000,000	2,378,682
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	10,000,000	10,660,683
5.00%, 10/1/2044	8,000,000	8,868,636
Security Description	Principal Amount	Value
Forsyth County School District, General Obligation, GA 5.00%, 2/1/2032	$ 570,000	$ 653,923
Georgia Ports Authority Revenue, GA:
4.00%, 7/1/2037	1,000,000	1,041,359
5.00%, 7/1/2029	475,000	534,705
5.00%, 7/1/2031	2,375,000	2,768,528
5.00%, 7/1/2032	475,000	560,874
5.25%, 7/1/2043	1,685,000	1,905,143
Georgia State Road & Tollway Authority Revenue, GA:
Series A-BIDD, 4.00%, 7/15/2035	500,000	533,424
Series A-BIDD, 4.00%, 7/15/2044	510,000	511,146
Gwinnett County School District, General Obligation, GA Series B, Class B, 5.00%, 8/1/2026	3,065,000	3,260,240
Henry County School District, General Obligation, GA 4.00%, 8/1/2024	1,465,000	1,479,867
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series C, 3.25%, 7/1/2039	560,000	506,465
Private Colleges & Universities Authority Revenue, GA:
Series B, 4.00%, 9/1/2041	780,000	788,481
Series A, 5.00%, 9/1/2029	9,500,000	10,754,611
Series A, 5.00%, 9/1/2032	4,000,000	4,741,008
Series B, 5.00%, 9/1/2025	860,000	896,020
State of Georgia, General Obligation, GA:
Series A, 3.00%, 7/1/2041	800,000	708,159
Series A, 4.00%, 7/1/2035	3,275,000	3,496,631
Series A, 4.00%, 7/1/2038	2,660,000	2,756,453
Series A, Class A, 5.00%, 7/1/2026	525,000	557,570
Series A, 5.00%, 7/1/2028	900,000	999,523
Series A, 5.00%, 7/1/2031	165,000	183,319
Series A-2, 5.00%, 2/1/2031	505,000	543,866
Series A-BIDDING GROUP 1, 5.00%, 7/1/2029	810,000	917,556
Series C, 5.00%, 7/1/2030	9,070,000	10,438,103
Series E, 5.00%, 12/1/2025	360,000	377,412
Series F, 5.00%, 1/1/2024	545,000	550,189
		86,441,162
HAWAII — 0.6%
City & County Honolulu Wastewater System Revenue, HI:
Series B, 4.00%, 7/1/2032	560,000	574,934
5.00%, 7/1/2036	1,000,000	1,104,433
Series A, 5.00%, 7/1/2035	500,000	542,810
Series A, 5.00%, 7/1/2036	255,000	265,390

See accompanying notes to financial statements.
110

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2024	$ 170,000	$ 173,147
City & County of Honolulu, General Obligation, HI:
4.00%, 7/1/2041	500,000	506,688
5.00%, 3/1/2027	540,000	580,501
5.00%, 3/1/2031	500,000	571,462
5.00%, 8/1/2032	565,000	636,960
5.00%, 7/1/2033	750,000	855,322
Series A, 5.00%, 10/1/2028	150,000	156,323
Series B, Class B, 5.00%, 3/1/2025	550,000	567,235
Series B, 5.00%, 10/1/2029	530,000	552,226
Series B, 5.00%, 10/1/2030	210,000	218,529
Series C, 5.00%, 7/1/2035	915,000	1,032,713
Series D, 5.00%, 9/1/2023	320,000	320,871
Series E, Class E, 5.00%, 3/1/2026	710,000	747,305
Series E, 5.00%, 3/1/2029	3,055,000	3,424,297
County of Hawaii, General Obligation, HI:
4.00%, 9/1/2042	1,750,000	1,756,115
4.00%, 9/1/2043	1,250,000	1,251,992
Honolulu City & County Board of Water Supply Revenue, HI Series A, 5.00%, 7/1/2029	65,000	66,216
State of Hawaii State Highway Fund Revenue, HI:
5.00%, 1/1/2036	500,000	566,148
Series B, 5.00%, 1/1/2025	200,000	205,744
Series B, 5.00%, 1/1/2027	215,000	227,262
Series B, 5.00%, 1/1/2029	265,000	280,192
State of Hawaii, General Obligation, HI:
Series FH, 4.00%, 10/1/2031	285,000	291,577
Series EY, 5.00%, 10/1/2026	640,000	666,980
Series EY, 5.00%, 10/1/2027	675,000	704,201
Series FE, 5.00%, 10/1/2024	260,000	266,174
Series FG, 5.00%, 10/1/2029	395,000	418,332
Series FH, 5.00%, 10/1/2027	370,000	393,265
Series FN, 5.00%, 10/1/2025	335,000	349,492
Series FT, 5.00%, 1/1/2027	115,000	123,170
Series FT, 5.00%, 1/1/2036	250,000	270,161
University of Hawaii Revenue, HI Series E, 5.00%, 10/1/2030	525,000	553,025
		21,221,192
IDAHO — 0.2%
Ada & Boise Counties Independent School District Boise City, General Obligation, ID 5.00%, 8/1/2029	80,000	85,785
Idaho Housing & Finance Association Revenue, ID:
5.00%, 8/15/2037	500,000	567,950
5.00%, 8/15/2039	750,000	841,055
5.00%, 8/15/2047	3,500,000	3,808,394
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2042	$ 1,000,000	$ 1,101,573
Series A, 5.25%, 8/15/2048	2,445,000	2,747,411
		9,152,168
ILLINOIS — 1.7%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL:
5.00%, 1/1/2027	730,000	761,355
5.00%, 1/1/2031	545,000	568,143
5.00%, 1/1/2034	500,000	543,251
Chicago Park District, General Obligation, IL BAM, 4.00%, 1/1/2042 (d)	500,000	481,162
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, BAM, 5.00%, 12/1/2046 (d)	1,000,000	1,073,778
City of Chicago Waterworks Revenue, IL:
Series B, AGM, 5.00%, 11/1/2037 (d)	1,000,000	1,107,492
Series B, AGM, 5.00%, 11/1/2039 (d)	3,340,000	3,659,843
AGM, 5.25%, 11/1/2031 (d)	250,000	270,547
Cook Kane Lake & McHenry Counties Community College District No. 512, General Obligation, IL Series B, 5.00%, 12/1/2028	535,000	594,039
County of Cook Sales Tax Revenue, IL:
4.00%, 11/15/2039	690,000	686,384
Series A, 4.00%, 11/15/2040	1,745,000	1,728,156
Illinois Finance Authority Revenue, IL:
4.00%, 1/1/2025	350,000	354,738
4.00%, 7/1/2025	385,000	391,551
4.00%, 7/1/2033	1,000,000	1,057,296
4.00%, 12/1/2035	620,000	635,747
4.00%, 7/1/2038	4,250,000	4,280,321
4.00%, 7/1/2039	1,215,000	1,216,849
5.00%, 7/1/2023	165,000	165,000
5.00%, 7/1/2024	430,000	437,918
5.00%, 1/1/2027	285,000	298,495
5.00%, 7/1/2027	1,065,000	1,148,180
5.00%, 1/1/2028	250,000	268,664
5.00%, 7/1/2028	125,000	130,949
5.00%, 7/1/2029	165,000	172,853
5.00%, 1/1/2030	350,000	366,230
5.00%, 7/1/2030	970,000	1,104,155
5.00%, 7/1/2032	520,000	558,680
5.00%, 7/1/2033	1,120,000	1,223,077
5.00%, 7/1/2036	125,000	132,893
Series A, 5.00%, 10/1/2028	3,000,000	3,324,635

See accompanying notes to financial statements.
111

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$ 750,000	$ 888,611
Series A, 5.00%, 10/1/2038	485,000	578,192
Illinois State Toll Highway Authority Revenue, IL:
4.00%, 1/1/2042	2,250,000	2,231,322
Series A, Class A, 4.00%, 1/1/2046	615,000	590,458
5.00%, 1/1/2031	2,000,000	2,251,307
5.00%, 1/1/2039	610,000	645,202
5.00%, 1/1/2043	435,000	470,595
Series A, 5.00%, 12/1/2032	60,000	62,438
Series A, 5.00%, 1/1/2035	480,000	519,272
Series A, 5.00%, 1/1/2041	1,000,000	1,108,251
Series A, 5.00%, 1/1/2042	2,250,000	2,446,666
Series A, 5.00%, 1/1/2045	2,055,000	2,192,090
Series B, 5.00%, 1/1/2030	935,000	1,051,401
Series B, 5.00%, 1/1/2036	215,000	224,304
Series B, 5.00%, 1/1/2037	320,000	321,746
Series C, 5.00%, 1/1/2028	315,000	324,610
Series C, 5.00%, 1/1/2036	215,000	219,722
Series A, 5.25%, 1/1/2043	1,000,000	1,113,404
Series A, 5.25%, 1/1/2045	2,705,000	2,983,115
Kane Cook & DuPage Counties School District No. U-46 Elgin, General Obligation, IL Series D, 5.00%, 1/1/2035	485,000	489,005
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	518,991
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL:
Series A, 5.00%, 12/1/2024	470,000	480,559
Series C, 5.00%, 12/1/2031	850,000	995,477
Sales Tax Securitization Corp. Revenue, IL:
5.00%, 1/1/2033	3,000,000	3,415,890
Series A, 5.00%, 1/1/2030	6,500,000	7,170,959
Series A, 5.00%, 1/1/2031	750,000	836,400
Series A, BAM, 5.00%, 1/1/2037 (d)	900,000	972,829
		63,845,197
INDIANA — 0.8%
City of Fishers Sewage Works Revenue, IN BAM, 4.00%, 7/1/2045 (d)	1,400,000	1,377,250
Indiana Finance Authority Revenue, IN:
4.00%, 8/1/2041	300,000	309,627
BAM, 4.00%, 10/1/2046 (d)	500,000	493,948
5.00%, 10/1/2024	2,300,000	2,350,950
5.00%, 2/1/2027	110,000	116,674
5.00%, 2/1/2033	925,000	1,013,047
5.00%, 2/1/2034	500,000	547,040
Security Description	Principal Amount	Value
5.00%, 10/1/2034	$ 12,685,000	$ 14,609,263
Series A, 5.00%, 6/1/2026	680,000	718,087
Series A, 5.00%, 6/1/2028	145,000	158,142
Series A, 5.00%, 6/1/2035	645,000	703,461
Series A, 5.00%, 2/1/2037	975,000	1,069,561
Series A, 5.00%, 2/1/2039	520,000	564,200
Series C, 5.00%, 12/1/2023	145,000	146,068
Series C, 5.00%, 12/1/2024	380,000	390,119
Series C, 5.00%, 12/1/2025	385,000	401,888
Series C, 5.00%, 6/1/2027	225,000	240,082
Series C, 5.00%, 6/1/2028	270,000	288,369
Series C, 5.00%, 2/1/2029	795,000	872,908
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
4.00%, 1/1/2037	670,000	678,224
Series A, 4.00%, 2/1/2038	500,000	503,063
5.00%, 1/1/2036	610,000	655,483
Series A, 5.00%, 2/1/2030	500,000	559,034
Series B, 5.25%, 2/1/2048	2,230,000	2,479,272
Purdue University Revenue, IN Series EE, 5.00%, 7/1/2035	500,000	564,324
		31,810,084
IOWA — 0.5%
Iowa Finance Authority Revenue, IA:
5.00%, 8/1/2023	100,000	100,128
5.00%, 8/1/2046	760,000	833,438
Series A, 5.00%, 8/1/2027	2,600,000	2,819,123
Series A, 5.00%, 8/1/2033	1,500,000	1,801,047
Series A, 5.00%, 8/1/2034	500,000	573,789
Series A, 5.00%, 8/1/2035	2,595,000	3,000,798
Series A, 5.00%, 8/1/2040	1,500,000	1,707,696
Series A, 5.00%, 8/1/2047	5,000,000	5,499,362
Iowa Higher Education Loan Authority Revenue, IA 5.00%, 12/1/2041	400,000	417,430
State of Iowa Revenue, IA Series A, 5.00%, 6/1/2028	100,000	105,344
State of Iowa, General Obligation, IA Series A, 5.00%, 6/1/2034	2,000,000	2,269,216
		19,127,371
KANSAS — 0.5%
Butler County Unified School District No. 385 Andover, General Obligation, KS 5.00%, 9/1/2034	350,000	381,163
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	598,955
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series B, 5.00%, 9/1/2023	200,000	200,545

See accompanying notes to financial statements.
112

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Kansas Development Finance Authority Revenue, KS:
5.00%, 5/1/2042	$ 5,985,000	$ 6,695,182
5.00%, 5/1/2043	9,300,000	10,393,004
Sedgwick County Unified School District No. 259 Wichita, General Obligation, KS Series A, 4.00%, 10/1/2024	105,000	106,092
Sedgwick County Unified School District No. 266 Maize, General Obligation, KS 4.00%, 9/1/2028	500,000	518,643
State of Kansas Department of Transportation Revenue, KS:
5.00%, 9/1/2026	490,000	508,754
5.00%, 9/1/2027	390,000	404,678
5.00%, 9/1/2034	270,000	279,705
Series A, 5.00%, 9/1/2026	100,000	106,225
Series A, 5.00%, 9/1/2029	290,000	295,784
Series A, 5.00%, 9/1/2037	275,000	292,056
		20,780,786
KENTUCKY — 0.2%
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2024	100,000	101,558
Series A, 5.00%, 7/1/2025	160,000	165,285
Series B, 5.00%, 7/1/2024	125,000	126,947
Series B, 5.00%, 7/1/2025	230,000	237,597
Series B, 5.00%, 7/1/2026	120,000	126,317
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 2.25%, 5/15/2043	700,000	488,238
Louisville/Jefferson County Metropolitan Government, General Obligation, KY:
Series A, Class A, 5.00%, 4/1/2025	1,725,000	1,780,372
Series A, 5.00%, 4/1/2032	3,345,000	3,944,485
University of Kentucky Revenue, KY:
Series A, 3.13%, 10/1/2037	360,000	326,925
Series A, 3.25%, 4/1/2039	255,000	233,319
		7,531,043
LOUISIANA — 0.5%
East Baton Rouge Sewerage Commission Revenue, LA:
Series A, 1.30%, 2/1/2041 (b)	755,000	639,716
Series A, 4.00%, 2/1/2038	630,000	632,158
Series A, 4.00%, 2/1/2039	2,000,000	2,006,910
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	5,000,000	5,440,016
Security Description	Principal Amount	Value
Jefferson Parish Consolidated Waterworks District No. 2 Revenue, LA BAM, 4.00%, 2/1/2034 (d)	$ 740,000	$ 779,762
State of Louisiana Gasoline & Fuels Tax Revenue, LA:
Series B, 5.00%, 5/1/2025	520,000	538,271
Series B, 5.00%, 5/1/2026	100,000	105,358
Series C, 5.00%, 5/1/2030	405,000	439,831
State of Louisiana Revenue, LA:
Series A, 5.00%, 9/1/2027	560,000	607,796
Series A, 5.00%, 6/15/2031	70,000	71,209
State of Louisiana, General Obligation, LA:
Series B, 4.00%, 10/1/2034	285,000	292,330
Series B, 4.00%, 10/1/2035	230,000	235,609
5.00%, 3/1/2037	1,225,000	1,378,753
Series A, Class A, 5.00%, 3/1/2030	575,000	653,865
Series A, 5.00%, 3/1/2033	750,000	847,096
Series A, 5.00%, 3/1/2034	750,000	849,175
Series A, 5.00%, 3/1/2035	740,000	823,456
Series A, 5.00%, 3/1/2036	680,000	751,553
Series A, 5.00%, 3/1/2037	500,000	555,381
Series A, 5.00%, 3/1/2039	500,000	549,575
Series B, 5.00%, 8/1/2027	280,000	297,327
Series C, 5.00%, 8/1/2023	210,000	210,273
Series D, 5.00%, 9/1/2029	390,000	414,641
		19,120,061
MAINE — 0.0% (a)
Maine Municipal Bond Bank Revenue, ME:
Series A, 4.00%, 11/1/2039	425,000	418,654
Series C, 5.00%, 11/1/2027	130,000	133,096
Series C, 5.00%, 11/1/2037	155,000	165,924
State of Maine, General Obligation, ME:
Series B, 5.00%, 6/1/2027	700,000	757,854
Series D, 5.00%, 6/1/2026	110,000	116,445
		1,591,973
MARYLAND — 3.3%
City of Baltimore Revenue, MD:
Series A, 4.00%, 7/1/2044	2,000,000	1,975,657
Series A, 4.00%, 7/1/2045	2,795,000	2,742,135
Series B, 4.00%, 7/1/2035	330,000	336,032
City of Baltimore, General Obligation, MD Series B, 5.00%, 10/15/2024	250,000	256,160
County of Anne Arundel, General Obligation, MD:
5.00%, 10/1/2029	995,000	1,130,564
5.00%, 10/1/2038	530,000	584,291
5.00%, 10/1/2042	545,000	593,705

See accompanying notes to financial statements.
113

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
County of Baltimore, Certificate Participation, MD:
5.00%, 3/1/2028	$ 700,000	$ 766,503
5.00%, 3/1/2031	1,800,000	2,074,667
5.00%, 3/1/2032	2,260,000	2,640,971
County of Baltimore, General Obligation, MD:
4.00%, 3/1/2034	565,000	593,952
Series 81, 4.00%, 3/1/2033	3,615,000	3,807,404
5.00%, 3/1/2025	1,050,000	1,083,763
5.00%, 3/1/2026	775,000	816,329
5.00%, 3/1/2029	910,000	1,022,035
5.00%, 3/1/2031	850,000	974,278
County of Frederick, General Obligation, MD Series A, 4.00%, 10/1/2032	1,750,000	1,912,474
County of Harford, General Obligation, MD:
Series B, 5.00%, 7/1/2026	500,000	530,577
Series B, 5.00%, 7/1/2028	500,000	553,811
County of Montgomery, General Obligation, MD:
Series A, 3.00%, 8/1/2032	900,000	892,870
Series A, 3.00%, 8/1/2033	1,150,000	1,132,307
Series A, 3.00%, 11/1/2034	500,000	481,244
Series B, 4.00%, 11/1/2024	1,000,000	1,012,662
Series C, 4.00%, 10/1/2030	410,000	427,930
5.00%, 11/1/2025	540,000	564,967
Series A, 5.00%, 11/1/2032	575,000	640,896
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/1/2023	500,000	500,000
Series A, 5.00%, 7/15/2025	1,200,000	1,248,179
Series A, 5.00%, 8/1/2028	4,000,000	4,438,119
Series A, 5.00%, 8/1/2041	2,500,000	2,858,364
Series B, 5.00%, 9/15/2029	525,000	596,040
Maryland Stadium Authority Revenue, MD:
Series A, 5.00%, 3/1/2033 (c)	6,000,000	7,070,559
Series A, 5.00%, 3/1/2035 (c)	5,000,000	5,797,315
Series A, 5.00%, 3/1/2036 (c)	4,000,000	4,592,042
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,470,095
Series A, 5.00%, 7/1/2030	2,450,000	2,814,020
State of Maryland Department of Transportation Revenue, MD:
Series A, 2.00%, 10/1/2034	5,465,000	4,624,905
5.00%, 10/1/2028	525,000	561,242
5.00%, 10/1/2033	520,000	596,763
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,494,840
Series C, 4.00%, 3/1/2028	3,000,000	3,165,704
5.00%, 8/1/2026	6,000,000	6,378,557
5.00%, 8/1/2028	1,460,000	1,619,914
Security Description	Principal Amount	Value
5.00%, 8/1/2031	$ 825,000	$ 916,294
5.00%, 8/1/2032	560,000	646,276
5.00%, 3/15/2033	1,995,000	2,284,636
5.00%, 6/1/2033	8,210,000	9,749,904
1st Series GRO, 5.00%, 3/15/2029	675,000	758,341
Series A, 5.00%, 8/1/2026	510,000	542,177
Series A, 5.00%, 3/15/2027	1,130,000	1,216,640
Series A, 5.00%, 6/1/2027	2,650,000	2,866,976
Series A, 5.00%, 3/15/2028	1,530,000	1,683,794
Series A, 5.00%, 8/1/2028	2,080,000	2,307,822
Series A, 5.00%, 3/15/2029	1,350,000	1,516,682
Series A, 5.00%, 8/1/2030	515,000	594,867
Series A, 5.00%, 6/1/2034	8,425,000	9,964,794
Series B, 5.00%, 8/1/2027	3,965,000	4,305,531
Series C, 5.00%, 8/1/2024	1,350,000	1,377,114
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,380,000	1,565,062
2.65%, 6/1/2026	500,000	488,097
3.00%, 6/15/2034	285,000	278,188
5.00%, 6/15/2024	200,000	203,636
5.00%, 6/1/2030	745,000	857,452
		126,499,125
MASSACHUSETTS — 3.4%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	9,780,000	10,722,866
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
5.00%, 6/1/2041	1,620,000	1,732,820
5.00%, 6/1/2043	530,000	584,079
Series A, 5.00%, 6/1/2042	1,040,000	1,147,845
Commonwealth of Massachusetts, General Obligation, MA:
2.00%, 9/1/2042	1,600,000	1,074,117
2.38%, 9/1/2043	2,255,000	1,608,566
2.38%, 9/1/2044	1,650,000	1,158,155
2.38%, 9/1/2046	1,400,000	950,336
Series B, 2.50%, 3/1/2043	500,000	369,132
Series A, 3.00%, 3/1/2035	3,645,000	3,477,845
Series D, 3.00%, 11/1/2038	750,000	670,355
Series D, 3.00%, 11/1/2041	2,200,000	1,860,506
Series D, 3.00%, 11/1/2042	1,975,000	1,635,998
Series E, 3.00%, 4/1/2044	180,000	146,969
Series D, 4.00%, 11/1/2037	2,000,000	2,053,822
Series D, 4.00%, 11/1/2041	650,000	652,260
5.00%, 7/1/2026	600,000	636,515
5.00%, 7/1/2027	600,000	651,091
5.00%, 5/1/2028	530,000	584,894
5.00%, 7/1/2029	675,000	761,436
5.00%, 7/1/2030	500,000	573,603
5.00%, 1/1/2039	755,000	815,560

See accompanying notes to financial statements.
114

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.00%, 7/1/2040	$ 520,000	$ 569,766
5.00%, 5/1/2042	530,000	569,575
5.00%, 5/1/2044	980,000	1,049,476
5.00%, 7/1/2045	2,835,000	3,065,260
Series A, 5.00%, 7/1/2024	670,000	682,798
Series A, 5.00%, 7/1/2025	585,000	607,873
Series B, 5.00%, 7/1/2023	800,000	800,000
Series B, 5.00%, 7/1/2027	115,000	124,793
Series B, 5.00%, 7/1/2030	250,000	286,801
Series C, 5.00%, 10/1/2027	350,000	381,851
Series D, 5.00%, 7/1/2023	605,000	605,000
Series D, 5.00%, 11/1/2028	13,500,000	15,056,754
Series E, 5.00%, 9/1/2027	965,000	1,050,922
Series E, 5.00%, 9/1/2037	525,000	567,844
Series G, 5.00%, 9/1/2029	500,000	565,729
Series A, 5.25%, 1/1/2044	800,000	866,997
Series C, 5.25%, 10/1/2047	14,000,000	15,679,587
Series E, 5.25%, 9/1/2043	690,000	745,791
Massachusetts Bay Transportation Authority Assessment Revenue, MA Series A, 2.00%, 7/1/2028	140,000	129,318
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	3,530,000	3,585,538
Series A-1, 4.00%, 7/1/2048	10,000,000	9,787,590
Series A-1, 4.00%, 7/1/2039	550,000	559,938
5.00%, 7/1/2029	850,000	961,860
Series B, 5.00%, 7/1/2030	145,000	150,556
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 8/1/2026	500,000	532,002
5.00%, 2/1/2031	250,000	263,593
Series 23B, 5.00%, 2/1/2026	805,000	847,018
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	2,000,000	2,190,637
Series A, 5.00%, 7/15/2028	115,000	122,447
Series A, 5.00%, 7/15/2030	140,000	149,192
Series B, 5.00%, 11/15/2032	14,395,000	17,387,847
Series FF, 5.00%, 10/1/2026 (c)	2,250,000	2,399,232
Massachusetts School Building Authority Revenue, MA:
Series A, 4.00%, 8/15/2045	2,500,000	2,484,759
Series B, 4.00%, 2/15/2040	400,000	399,993
Series A, 5.00%, 8/15/2033	500,000	574,587
Series A, 5.00%, 2/15/2044	890,000	952,907
Series B, 5.00%, 11/15/2029	125,000	133,692
Massachusetts State College Building Authority Revenue, MA:
Series A, 5.00%, 5/1/2031	750,000	867,862
Series A, 5.00%, 5/1/2032	600,000	704,763
Security Description	Principal Amount	Value
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series C, 5.00%, 1/1/2034	$ 760,000	$ 847,823
Massachusetts Water Resources Authority Revenue, MA 5.00%, 8/1/2043	510,000	557,538
University of Massachusetts Building Authority Revenue, MA:
Series 1, 5.00%, 11/1/2032	1,000,000	1,129,425
Series 1, 5.00%, 11/1/2033	2,000,000	2,255,543
Series 2021-1-SENIOR, 5.00%, 11/1/2026	2,780,000	2,978,295
Series 2021-1-SENIOR, 5.00%, 11/1/2029	710,000	808,871
		130,908,413
MICHIGAN — 1.3%
Bloomfield Hills School District, General Obligation, MI 4.00%, 5/1/2045	500,000	491,272
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2030	550,000	625,049
City of Lansing, General Obligation, MI:
Series B, AGM, 4.00%, 6/1/2038 (d)	4,375,000	4,443,522
Series B, AGM, 4.00%, 6/1/2039 (d)	2,250,000	2,274,928
Series B, AGM, 4.00%, 6/1/2040 (d)	2,500,000	2,515,706
Series B, AGM, 5.00%, 6/1/2041 (d)	4,430,000	4,906,098
Macomb Interceptor Drain Drainage District, Special Assessment, MI Series A, 5.00%, 5/1/2032	335,000	360,940
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	285,000	307,226
5.00%, 11/1/2036	250,000	269,696
Series B, 5.00%, 10/1/2025	230,000	240,153
Series B, 5.00%, 10/1/2028	250,000	266,997
Michigan State Building Authority Revenue, MI:
Series I, 4.00%, 10/15/2035	225,000	229,957
5.00%, 4/15/2026	1,000,000	1,053,150
5.00%, 4/15/2030	155,000	161,734
5.00%, 4/15/2031	545,000	568,639
5.00%, 10/15/2047	3,000,000	3,265,876
Series I, 5.00%, 4/15/2024	510,000	517,112
Series I, 5.00%, 4/15/2028	175,000	183,164
Series I, 5.00%, 10/15/2028	100,000	106,344
Series I, 5.00%, 10/15/2030	390,000	413,719

See accompanying notes to financial statements.
115

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series I, 5.00%, 10/15/2032	$ 255,000	$ 270,764
Series I, 5.00%, 10/15/2033	330,000	350,768
Series I, 5.00%, 4/15/2041	130,000	135,433
Michigan State University Revenue, MI:
Series A, 5.00%, 8/15/2041	3,500,000	3,957,527
Series A, 5.00%, 2/15/2048	2,225,000	2,448,157
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2028	145,000	152,447
State of Michigan Trunk Line Revenue, MI:
4.00%, 11/15/2044	3,910,000	3,861,737
Series B, 4.00%, 11/15/2045	5,000,000	4,911,435
5.00%, 11/15/2025	1,640,000	1,716,904
State of Michigan, General Obligation, MI:
3.00%, 5/1/2030	250,000	242,108
3.00%, 5/15/2036	1,140,000	1,037,770
4.00%, 5/15/2040	835,000	844,102
5.00%, 5/15/2035	1,940,000	2,199,040
University of Michigan Revenue, MI:
Series A, 4.00%, 4/1/2045	700,000	689,786
5.00%, 4/1/2040	465,000	491,319
Series A, 5.00%, 4/1/2026	575,000	606,612
Series A, 5.00%, 4/1/2034	450,000	487,034
Series A, 5.00%, 4/1/2042	545,000	587,977
Utica Community Schools, General Obligation, MI 5.00%, 5/1/2031	500,000	560,908
		48,753,110
MINNESOTA — 1.1%
Anoka-Hennepin Independent School District No. 11, General Obligation, MN 3.00%, 2/1/2045	780,000	658,759
County of Hennepin Sales Tax Revenue, MN:
5.00%, 12/15/2026	525,000	529,017
5.00%, 12/15/2029	225,000	226,742
Elk River Independent School District No. 728, General Obligation, MN Series A, 2.00%, 2/1/2034	845,000	694,920
Metropolitan Council, General Obligation, MN Series C, 5.00%, 3/1/2025	125,000	128,917
Minnesota Public Facilities Authority Revenue, MN Series B, 4.00%, 3/1/2026	130,000	133,802
South Washington County Independent School District No. 833, General Obligation, MN Series A, 4.00%, 2/1/2029	325,000	333,021
Security Description	Principal Amount	Value
State of Minnesota, General Obligation, MN:
4.00%, 9/1/2037	$ 1,400,000	$ 1,460,731
4.00%, 9/1/2038	1,540,000	1,602,354
Series A, 5.00%, 8/1/2024	750,000	765,462
Series A, 5.00%, 8/1/2025	3,590,000	3,739,068
Series A, 5.00%, 8/1/2027	640,000	696,253
Series A, 5.00%, 8/1/2028	150,000	156,228
Series A, 5.00%, 10/1/2028	205,000	224,480
Series A, 5.00%, 8/1/2030	1,715,000	1,977,373
Series A, 5.00%, 8/1/2037	2,000,000	2,206,449
Series A, 5.00%, 8/1/2038	500,000	549,699
Series B, 5.00%, 8/1/2024	7,190,000	7,338,229
Series B, 5.00%, 8/1/2026	2,325,000	2,473,102
Series B, 5.00%, 8/1/2027	5,000,000	5,439,479
Series D, 5.00%, 8/1/2025	5,265,000	5,483,620
Series D, 5.00%, 10/1/2026	325,000	346,992
Series D, 5.00%, 10/1/2028	540,000	591,313
Series E, 5.00%, 10/1/2027	100,000	109,184
University of Minnesota Revenue, MN:
Series A, 5.00%, 9/1/2040	485,000	514,289
Series A, 5.00%, 9/1/2041	200,000	211,705
Virginia Independent School District No. 706, General Obligation, MN Series A, 5.00%, 2/1/2031	1,935,000	2,105,731
White Bear Lake Independent School District No. 624, General Obligation, MN:
Series A, Class A, 3.00%, 2/1/2031	1,000,000	995,034
Series A, Class A, 4.00%, 2/1/2029	2,080,000	2,194,037
		43,885,990
MISSISSIPPI — 0.2%
Mississippi Development Bank Revenue, MS 5.00%, 8/1/2027	415,000	442,557
State of Mississippi, General Obligation, MS:
Series B, 3.00%, 10/1/2035	795,000	729,727
4.00%, 6/1/2034	1,075,000	1,132,024
4.00%, 10/1/2041	965,000	961,961
Series A, 4.00%, 6/1/2036	1,000,000	1,033,728
Series A, 5.00%, 10/1/2027	330,000	343,693
Series A, 5.00%, 10/1/2032	415,000	452,766
Series A, 5.00%, 10/1/2034	135,000	147,285
Series B, 5.00%, 12/1/2026	110,000	117,337
Series B, 5.00%, 12/1/2028	250,000	267,352
Series B, 5.00%, 12/1/2031	150,000	160,608
Series B, Class B, 5.00%, 10/1/2033	510,000	571,705
Series B, 5.00%, 12/1/2034	100,000	107,072
Series B, 5.00%, 12/1/2036	100,000	107,072

See accompanying notes to financial statements.
116

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2027	$ 195,000	$ 203,522
		6,778,409
MISSOURI — 0.4%
City of Kansas City Sanitary Sewer System Revenue, MO:
Series A, 5.00%, 1/1/2029	120,000	123,393
Series A, 5.00%, 1/1/2032	100,000	109,393
City of Kansas City, General Obligation, MO:
Series A, 5.00%, 2/1/2027	530,000	568,137
Series A, 5.00%, 2/1/2028	225,000	246,154
City of Springfield Public Utility Revenue, MO 5.00%, 8/1/2023	200,000	200,235
County of St. Louis Revenue, MO:
Series A, 3.00%, 12/1/2031	500,000	493,414
Series A, 5.25%, 12/1/2038	1,505,000	1,643,012
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,540,000	1,684,195
Metropolitan St. Louis Sewer District Revenue, MO:
Series A, 5.00%, 5/1/2028	305,000	328,871
Series A, 5.00%, 5/1/2037	350,000	371,145
Missouri Highway & Transportation Commission Revenue, MO:
5.00%, 11/1/2024	2,250,000	2,307,422
Series A, 5.00%, 5/1/2025	405,000	410,515
Series A, 5.00%, 5/1/2032	5,000,000	5,911,683
Series B, 5.00%, 11/1/2024	500,000	512,760
Missouri State Board of Public Buildings Revenue, MO:
Series A, 4.00%, 4/1/2024	150,000	151,006
Series B, 4.00%, 10/1/2028	595,000	628,474
North Kansas City School District No. 74, General Obligation, MO 4.00%, 3/1/2029	25,000	25,613
		15,715,422
NEBRASKA — 0.3%
City of Lincoln Electric System Revenue, NE:
5.00%, 9/1/2032	310,000	331,946
5.00%, 9/1/2034	310,000	331,143
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,462,539
Series A, 5.00%, 2/1/2024	155,000	156,625
Series A, 5.00%, 2/1/2028	465,000	488,563
Series B, 5.00%, 2/1/2032	750,000	875,452
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,381,502
Security Description	Principal Amount	Value
University of Nebraska Facilities Corp. Revenue, NE:
Series A, 4.00%, 7/15/2030	$ 500,000	$ 519,868
5.00%, 7/15/2027	560,000	607,082
5.00%, 7/15/2028	500,000	553,267
5.00%, 7/15/2031	725,000	843,336
		9,551,323
NEVADA — 0.7%
City of Henderson, General Obligation, NV 4.00%, 6/1/2045	800,000	800,401
City of Las Vegas, General Obligation, NV:
Series C, 4.00%, 9/1/2036	300,000	303,826
Series C, 4.00%, 9/1/2037	140,000	141,072
Clark County School District, General Obligation, NV Series A, 5.00%, 6/15/2024	100,000	101,621
Clark County Water Reclamation District, General Obligation, NV:
5.00%, 7/1/2023	130,000	130,000
5.00%, 7/1/2025	250,000	259,480
5.00%, 7/1/2027	200,000	211,055
County of Clark Department of Aviation Revenue, NV Series B, 5.00%, 7/1/2041	2,295,000	2,455,963
County of Clark Revenue, NV:
5.00%, 7/1/2024	105,000	106,841
5.00%, 7/1/2036	125,000	132,534
County of Clark, General Obligation, NV:
3.00%, 7/1/2035	800,000	740,074
3.00%, 7/1/2039	500,000	425,775
4.00%, 7/1/2031	650,000	676,949
Series C, 4.00%, 7/1/2033	1,500,000	1,562,800
5.00%, 6/1/2025	430,000	445,183
5.00%, 6/1/2026	150,000	158,530
5.00%, 6/1/2027	110,000	118,626
5.00%, 11/1/2028	145,000	149,730
5.00%, 6/1/2031	850,000	953,955
Series A, 5.00%, 11/1/2024	180,000	184,358
Series A, 5.00%, 11/1/2026	420,000	442,386
Series A, 5.00%, 6/1/2027	140,000	150,978
Series A, 5.00%, 11/1/2029	575,000	605,647
Series A, 5.00%, 6/1/2036	810,000	873,144
Series A, 5.00%, 6/1/2038	545,000	582,141
Series B, 5.00%, 11/1/2023	110,000	110,617
Series B, 5.00%, 11/1/2024	170,000	174,116
Series B, 5.00%, 11/1/2025	100,000	104,394
Series B, 5.00%, 11/1/2026	180,000	191,954
Series B, 5.00%, 11/1/2028	120,000	127,460
Series B, 5.00%, 12/1/2030	525,000	581,315
Series B, 5.00%, 12/1/2035	950,000	1,034,105

See accompanying notes to financial statements.
117

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Las Vegas Valley Water District, General Obligation, NV:
Series C, 3.00%, 6/1/2033	$ 850,000	$ 822,543
4.00%, 6/1/2046	1,550,000	1,534,108
Series A, 4.00%, 6/1/2041	1,550,000	1,556,096
Series A, 4.00%, 6/1/2042	2,230,000	2,238,259
Series C, 4.00%, 6/1/2036	500,000	524,184
5.00%, 6/1/2026	605,000	639,925
Series A, 5.00%, 6/1/2027	175,000	184,652
Series A, 5.00%, 6/1/2029	850,000	957,685
Series A, 5.00%, 6/1/2037	200,000	207,862
Series B, 5.00%, 12/1/2025	150,000	155,296
Series C, 5.00%, 6/1/2029	1,625,000	1,830,868
State of Nevada Highway Improvement Revenue, NV:
3.38%, 12/1/2034	750,000	737,022
5.00%, 12/1/2026	310,000	326,744
5.00%, 12/1/2028	560,000	591,846
5.00%, 12/1/2030	185,000	199,578
Truckee Meadows Water Authority Revenue, NV:
5.00%, 7/1/2031	105,000	110,619
5.00%, 7/1/2034	145,000	152,168
		27,806,485
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
BAM, 5.00%, 7/1/2028 (d)	1,700,000	1,870,443
BAM, 5.00%, 7/1/2033 (d)	2,000,000	2,326,980
		4,197,423
NEW JERSEY — 0.7%
Cherry Hill Township School District, General Obligation, NJ:
3.00%, 8/1/2026	5,000,000	4,971,539
4.00%, 8/1/2037	10,000,000	10,280,213
City of Ocean City, General Obligation, NJ 2.25%, 9/15/2033	1,500,000	1,317,710
County of Hudson, General Obligation, NJ 3.00%, 11/15/2041	1,700,000	1,433,557
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	1,980,000	1,702,944
Monmouth County Improvement Authority Revenue, NJ Series B, 5.00%, 12/1/2025	550,000	576,472
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	357,435
Series C, 2.00%, 3/1/2041	1,635,000	1,106,623
Security Description	Principal Amount	Value
5.00%, 3/1/2027	$ 3,000,000	$ 3,243,440
		24,989,933
NEW MEXICO — 0.4%
Albuquerque Municipal School District No. 12, General Obligation, NM:
Series 2017, 5.00%, 8/1/2024	210,000	213,705
Series 2017, 5.00%, 8/1/2025	230,000	238,282
City of Albuquerque Gross Receipts Tax Revenue, NM Series B, 5.00%, 7/1/2039	1,000,000	1,117,587
New Mexico Finance Authority Revenue, NM Series B1, 5.00%, 6/15/2027	115,000	116,951
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series B, 4.00%, 7/1/2023	100,000	100,000
Series B, 4.00%, 7/1/2024	200,000	201,672
Series A, 5.00%, 7/1/2023	365,000	365,000
Series A, 5.00%, 7/1/2025	765,000	792,960
Series A, 5.00%, 7/1/2026	5,000,000	5,289,573
Series A, 5.00%, 7/1/2030	600,000	685,447
Series A, 5.00%, 7/1/2031	2,910,000	3,378,555
Series B, 5.00%, 7/1/2026	100,000	105,791
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2024	255,000	258,042
5.00%, 3/1/2026	1,045,000	1,099,906
		13,963,471
NEW YORK — 21.2%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2034	2,000,000	2,387,460
Series B, 5.00%, 11/1/2037	1,030,000	1,206,511
Series B, 5.00%, 11/1/2038	500,000	553,348
Series B, 5.00%, 11/1/2040	500,000	548,504
City of New York, General Obligation, NY:
Series A, 3.00%, 8/1/2036	2,485,000	2,300,796
Series B-1, 3.00%, 10/1/2041	850,000	713,635
Series B-1, 3.00%, 10/1/2044	515,000	419,473
4.00%, 3/1/2047	1,000,000	981,387
Series A, 4.00%, 8/1/2037	1,900,000	1,932,399
Series A-1, 4.00%, 8/1/2034	800,000	845,537
Series A-1, 4.00%, 8/1/2038	3,000,000	3,044,699
Series A-1, Class A, 4.00%, 8/1/2042	710,000	707,579
Series A-SUBSER A-1, 4.00%, 8/1/2042	520,000	518,227
Series B-1, 4.00%, 10/1/2039	950,000	957,134
Series B-1, 4.00%, 10/1/2040	545,000	546,512
Series D-1, 4.00%, 3/1/2042	550,000	548,236
Series E, 4.00%, 8/1/2026	250,000	257,840
Series F-1, 4.00%, 3/1/2038	785,000	795,838

See accompanying notes to financial statements.
118

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series F-1, 4.00%, 3/1/2040	$ 950,000	$ 953,072
5.00%, 3/1/2027	600,000	643,274
5.00%, 8/1/2027	10,000,000	10,818,745
5.00%, 8/1/2029	8,895,000	9,996,123
5.00%, 8/1/2033	500,000	577,038
5.00%, 12/1/2036	550,000	597,340
5.00%, 3/1/2040	535,000	582,345
5.00%, 8/1/2041	535,000	576,901
Series E1, 5.00%, 4/1/2025	5,000,000	5,161,358
Series E1, 5.00%, 4/1/2035	3,500,000	4,087,880
Series E1, 5.00%, 4/1/2036	1,800,000	2,081,375
Series 1, 5.00%, 8/1/2023	500,000	500,594
Series 1, 5.00%, 8/1/2028	600,000	662,122
Series 1-REMK 3/24/21, 5.00%, 4/1/2034	815,000	933,374
Series A, 5.00%, 8/1/2026	560,000	594,314
Series A-1, 5.00%, 8/1/2024	1,300,000	1,325,557
Series A-1, 5.00%, 8/1/2025	2,020,000	2,097,266
Series A-1, 5.00%, 8/1/2030	3,445,000	3,938,568
Series A-1, 5.00%, 8/1/2031	10,000,000	11,407,010
Series A-1, 5.00%, 8/1/2032	635,000	723,153
Series B-1, 5.00%, 8/1/2025	6,350,000	6,592,889
Series B-1, 5.00%, 8/1/2029	7,500,000	8,428,434
Series B-1, 5.00%, 8/1/2030	14,790,000	16,908,974
Series B-1, 5.00%, 8/1/2031	2,500,000	2,900,076
Series B-1, 5.00%, 10/1/2031	1,500,000	1,744,082
Series B-1, 5.00%, 8/1/2032	1,825,000	2,146,158
Series B-1, 5.00%, 10/1/2034	2,415,000	2,690,043
Series B-1, 5.00%, 12/1/2037	500,000	525,388
Series B-1, 5.00%, 10/1/2038	300,000	319,441
Series C, 5.00%, 8/1/2024	1,000,000	1,019,659
Series C, 5.00%, 8/1/2026	1,300,000	1,372,610
Series C, 5.00%, 8/1/2027	700,000	757,312
Series C, 5.00%, 8/1/2028	620,000	678,258
Series C, 5.00%, 8/1/2035	5,000,000	5,619,275
Series C, 5.00%, 8/1/2043	520,000	565,076
Series C-1, 5.00%, 8/1/2029	520,000	584,371
Series C-1, 5.00%, 8/1/2030	2,800,000	3,201,158
Series C-1, 5.00%, 8/1/2031	500,000	570,351
Series C-1, 5.00%, 8/1/2033	700,000	795,788
Series D-1, 5.00%, 3/1/2039	500,000	546,142
Series D-1, 5.00%, 12/1/2041	625,000	668,749
Series D-1, 5.00%, 3/1/2043	3,080,000	3,332,988
Series E, 5.00%, 8/1/2024	760,000	774,941
Series E, 5.00%, 8/1/2025	380,000	394,535
Series E, 5.00%, 8/1/2027	1,035,000	1,119,740
Series E-1, 5.00%, 3/1/2037	585,000	628,038
Series F-1, 5.00%, 8/1/2025	2,140,000	2,221,856
Series F-1, 5.00%, 8/1/2028	400,000	441,415
Series H, 5.00%, 1/1/2036	2,250,000	2,461,471
Series J-10-REMK, 5.00%, 8/1/2027	1,265,000	1,368,571
Series J-6-REMK, 5.00%, 8/1/2023	735,000	735,873
Series L-6, 5.00%, 4/1/2028	800,000	876,780
Security Description	Principal Amount	Value
Series L-6, 5.00%, 4/1/2031	$ 555,000	$ 617,332
5.25%, 10/1/2030	560,000	613,156
5.25%, 3/1/2035	670,000	736,628
Series B-1, 5.25%, 10/1/2043	1,500,000	1,697,983
Series E1, 5.25%, 4/1/2044	20,000,000	22,712,632
County of Nassau, General Obligation, NY:
Series B, 5.00%, 4/1/2038	475,000	544,912
Series B, 5.00%, 4/1/2041	1,500,000	1,691,628
County of Westchester, General Obligation, NY:
Series A, 2.00%, 10/15/2034	6,410,000	5,518,650
5.00%, 10/15/2027	2,225,000	2,431,426
Erie County Industrial Development Agency Revenue, NY Series A, 5.00%, 5/1/2027	220,000	229,768
Metropolitan Transportation Authority Revenue, NY:
Series B-2, 4.00%, 11/15/2033	330,000	339,045
5.00%, 11/15/2036	590,000	671,005
Series A, 5.00%, 11/15/2044	695,000	761,681
Series B-1, 5.00%, 11/15/2036	350,000	369,111
Series A, 5.25%, 11/15/2027	250,000	268,223
Series A, 5.25%, 11/15/2034	560,000	598,966
Series A, 5.25%, 11/15/2035	250,000	266,498
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 5/1/2030	595,000	659,333
5.00%, 5/1/2031	500,000	541,429
5.00%, 5/1/2032	525,000	581,077
5.00%, 5/1/2034	525,000	579,354
Series C, 5.00%, 7/1/2028	200,000	216,648
New York City Municipal Water Finance Authority Revenue, NY:
3.50%, 6/15/2042	900,000	822,769
Series DD-2-BLOCK 4-2ND GENER, 3.50%, 6/15/2040	580,000	542,871
4.00%, 6/15/2024	2,300,000	2,319,282
4.00%, 6/15/2025	575,000	585,515
4.00%, 6/15/2036	520,000	541,852
4.00%, 6/15/2042	6,760,000	6,753,293
4.00%, 6/15/2043	1,650,000	1,645,412
Series CC-, 4.00%, 6/15/2041	500,000	500,719
Series CC-, 4.00%, 6/15/2042	975,000	974,033
Series CC-1, 4.00%, 6/15/2041	900,000	901,294
Series CC-1, 4.00%, 6/15/2042	500,000	499,504
Series DD, 4.13%, 6/15/2046	5,000,000	5,022,599
Series DD, 4.13%, 6/15/2047	5,000,000	4,985,570

See accompanying notes to financial statements.
119

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.00%, 6/15/2024	$ 1,055,000	$ 1,073,586
5.00%, 6/15/2026	3,000,000	3,113,486
5.00%, 6/15/2027	2,380,000	2,493,814
5.00%, 6/15/2028	500,000	535,838
5.00%, 6/15/2031	1,000,000	1,162,055
5.00%, 6/15/2040	1,295,000	1,393,251
Series AA, 5.00%, 6/15/2040	3,705,000	4,039,305
Series AA-2, 5.00%, 6/15/2028	2,500,000	2,679,188
Series AA-2, 5.00%, 6/15/2032	700,000	811,051
Series BB-1, 5.00%, 6/15/2044	670,000	736,389
Series BB-2, 5.00%, 6/15/2031	530,000	570,740
Series DD, 5.00%, 6/15/2029	2,000,000	2,265,795
Series EE, 5.00%, 6/15/2031	1,310,000	1,537,200
Series EE 2, 5.00%, 6/15/2040	3,785,000	4,102,614
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2029	695,000	726,897
Series FF, 5.00%, 6/15/2041	1,000,000	1,094,057
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,060,926
Series GG-, 5.00%, 6/15/2030	900,000	1,039,066
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 4.00%, 7/15/2037	6,430,000	6,568,604
Series S-2A, 4.00%, 7/15/2038	500,000	504,391
Series S-3-SUBSER, 4.00%, 7/15/2038	500,000	504,391
5.00%, 7/15/2034	750,000	844,984
5.00%, 7/15/2039	500,000	542,238
Series S, 5.00%, 7/15/2029	5,885,000	6,650,286
Series S-1, 5.00%, 7/15/2032	520,000	572,789
Series S-1, 5.00%, 7/15/2035	630,000	678,341
Series S-1-SUBSER, 5.00%, 7/15/2033	2,500,000	2,895,388
Series S-2, 5.00%, 7/15/2036	590,000	633,006
Series S-2A, 5.00%, 7/15/2032	570,000	627,865
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	764,819
Series S-3-SUBSER, 5.00%, 7/15/2026	500,000	530,137
Series S-3-SUBSER, 5.00%, 7/15/2036	3,205,000	3,470,572
Series S-4A, 5.00%, 7/15/2033	250,000	275,287
Security Description	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
3.00%, 11/1/2037	$ 2,000,000	$ 1,788,012
Series B-1, 3.00%, 8/1/2041	1,600,000	1,341,935
4.00%, 5/1/2036	600,000	622,906
4.00%, 5/1/2038	3,690,000	3,758,810
4.00%, 11/1/2038	505,000	514,417
4.00%, 5/1/2039	875,000	882,920
4.00%, 11/1/2040	2,335,000	2,335,222
4.00%, 5/1/2045	5,350,000	5,279,372
4.00%, 2/1/2047	535,000	525,047
Series A-1, 4.00%, 11/1/2036	1,875,000	1,946,279
Series A-3, 4.00%, 5/1/2042	2,500,000	2,474,635
Series A-3, 4.00%, 5/1/2043	1,165,000	1,152,320
Series B-1, 4.00%, 8/1/2038	800,000	816,250
Series B-1, 4.00%, 8/1/2039	3,250,000	3,282,071
Series B-1, 4.00%, 11/1/2039	1,895,000	1,910,074
Series B-1, 4.00%, 8/1/2045	2,500,000	2,466,816
Series C-1, 4.00%, 2/1/2039	1,185,000	1,197,308
Series D1, 4.00%, 11/1/2044	7,820,000	7,723,540
Series E-1, 4.00%, 2/1/2043	2,850,000	2,819,297
5.00%, 5/1/2025	500,000	517,749
5.00%, 8/1/2025	885,000	919,936
5.00%, 5/1/2027	640,000	690,350
5.00%, 11/1/2027	7,410,000	8,073,729
5.00%, 11/1/2028	500,000	542,534
5.00%, 11/1/2029	720,000	773,310
5.00%, 5/1/2031	750,000	862,667
5.00%, 5/1/2032	525,000	602,973
5.00%, 11/1/2032	7,000,000	8,035,499
5.00%, 5/1/2033	565,000	647,850
5.00%, 2/1/2034	600,000	639,441
5.00%, 5/1/2034	250,000	262,218
5.00%, 11/1/2034	600,000	688,704
5.00%, 5/1/2036	245,000	255,290
5.00%, 8/1/2038	500,000	537,545
5.00%, 8/1/2040	640,000	684,636
Series A-1, 5.00%, 11/1/2026	875,000	933,681
Series A-1, 5.00%, 8/1/2027	275,000	285,744
Series A-1, 5.00%, 11/1/2027	5,000,000	5,447,860
Series A-1, 5.00%, 11/1/2029	2,470,000	2,790,896
Series A-2, 5.00%, 5/1/2036	540,000	593,467
Series B-1, 5.00%, 11/1/2025	1,000,000	1,044,860
Series B-1, 5.00%, 11/1/2027	4,910,000	5,349,799
Series B-1, 5.00%, 11/1/2028	500,000	554,775
Series B-1, 5.00%, 8/1/2029	40,000	43,187
Series B-1, 5.00%, 8/1/2030	295,000	311,385
Series B-1, 5.00%, 8/1/2031	175,000	178,143
Series B-1, 5.00%, 8/1/2034	960,000	1,108,335
Series B-1, 5.00%, 11/1/2034	545,000	609,474
Series C, 5.00%, 11/1/2025	295,000	308,234
Series C1, 5.00%, 11/1/2034	3,000,000	3,329,146
Series D-1, 5.00%, 11/1/2028	1,490,000	1,653,228
Series D-1, 5.00%, 11/1/2034	2,000,000	2,328,947

See accompanying notes to financial statements.
120

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series D-S, 5.00%, 11/1/2036	$ 1,000,000	$ 1,120,812
Series D-S, 5.00%, 11/1/2044	835,000	907,549
Series E-1, 5.00%, 2/1/2030	370,000	395,104
Series F-1, 5.00%, 11/1/2029	2,750,000	3,107,273
Series F-1, 5.00%, 5/1/2036	515,000	547,204
Series F-1, 5.00%, 2/1/2047	7,000,000	7,634,075
Series A-1, 5.25%, 8/1/2040	1,135,000	1,294,162
New York Power Authority Revenue, NY AGM, 4.00%, 11/15/2040 (d)	795,000	806,394
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	315,000	316,920
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,397,713
Series A-GROUP 3, 3.00%, 3/15/2041	710,000	600,562
Series A-GROUP 3, 3.00%, 3/15/2042	2,000,000	1,673,399
Series E, 3.00%, 3/15/2041	2,795,000	2,364,185
3.25%, 2/15/2040	5,000	5,093
Series A, AGM, 4.00%, 10/1/2024 (d)	440,000	444,821
Series A, AGM, 4.00%, 10/1/2035 (d)	865,000	891,885
Series A, 4.00%, 3/15/2037	580,000	592,816
Series A, 4.00%, 3/15/2038	5,000,000	5,057,220
Series A, 4.00%, 3/15/2039	700,000	704,767
Series A, 4.00%, 3/15/2040	2,500,000	2,500,330
Series A, 4.00%, 7/1/2040	500,000	495,900
Series A, 4.00%, 3/15/2041	1,200,000	1,196,301
Series A, 4.00%, 3/15/2042	1,150,000	1,141,358
Series A, 4.00%, 3/15/2043	1,000,000	990,497
Series A, 4.00%, 3/15/2044	1,230,000	1,213,418
Series A, 4.00%, 3/15/2047	2,000,000	1,953,752
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,582,299
Series D, 4.00%, 2/15/2036	1,000,000	1,031,072
Series D, 4.00%, 2/15/2037	3,000,000	3,059,834
Series D, 4.00%, 2/15/2038	3,000,000	3,030,102
Series D, 4.00%, 2/15/2039	500,000	502,692
Series D, 4.00%, 2/15/2040	880,000	880,108
Series D, 4.00%, 2/15/2047	2,150,000	2,100,415
Series E, 4.00%, 3/15/2037	2,560,000	2,622,835
Series E, 4.00%, 3/15/2039	1,865,000	1,877,701
Series E, 4.00%, 3/15/2042	1,490,000	1,478,802
Series E, 4.00%, 3/15/2043	1,300,000	1,287,646
Series E, 4.00%, 3/15/2044	1,550,000	1,529,104
Series E, 4.00%, 3/15/2046	4,320,000	4,231,949
AGM, 5.00%, 10/1/2024 (d)	3,005,000	3,074,147
AGM, 5.00%, 10/1/2026 (d)	665,000	705,968
AGM, 5.00%, 10/1/2027 (d)	855,000	927,096
5.00%, 10/1/2028	500,000	530,168
BAM, 5.00%, 10/1/2028 (d)	3,325,000	3,677,966
5.00%, 10/1/2031	510,000	539,834
5.00%, 7/1/2033	1,335,000	1,621,083
Security Description	Principal Amount	Value
5.00%, 7/1/2034	$ 2,105,000	$ 2,573,158
5.00%, 7/1/2036	500,000	604,685
5.00%, 7/1/2040	750,000	801,537
Series 1, 5.00%, 1/15/2029	400,000	437,194
Series 1, 5.00%, 1/15/2030	250,000	273,417
Series 1, 5.00%, 1/15/2031	500,000	546,602
Series A, 5.00%, 3/15/2025	900,000	929,638
Series A, BAM, 5.00%, 10/1/2025 (d)	4,450,000	4,630,729
Series A, 5.00%, 3/15/2026	245,000	252,125
Series A, 5.00%, 3/15/2027	1,350,000	1,456,105
Series A, 5.00%, 3/15/2028	1,535,000	1,676,429
Series A, 5.00%, 7/1/2028	2,000,000	2,229,087
Series A, AGM, 5.00%, 10/1/2028	205,000	221,400
Series A, 5.00%, 3/15/2029	3,835,000	4,289,140
Series A, 5.00%, 3/15/2030	2,355,000	2,658,271
Series A, 5.00%, 10/1/2030	3,075,000	3,319,813
Series A, 5.00%, 3/15/2031	5,180,000	5,963,445
Series A, 5.00%, 3/15/2032	200,000	202,463
Series A, 5.00%, 7/1/2032	125,000	132,313
Series A, AGM, 5.00%, 10/1/2032	5,000,000	5,901,688
Series A, AGM, 5.00%, 10/1/2033 (d)	4,500,000	5,033,543
Series A, 5.00%, 7/1/2035	100,000	105,498
Series A, 5.00%, 2/15/2036	500,000	525,450
Series A, 5.00%, 3/15/2036	2,750,000	3,019,242
Series A, 5.00%, 7/1/2036	5,000,000	5,436,652
Series A, 5.00%, 3/15/2039	900,000	962,910
Series A, 5.00%, 7/1/2039	525,000	572,656
Series A, 5.00%, 7/1/2040	200,000	213,401
Series A-GROUP 1, 5.00%, 3/15/2027	1,270,000	1,364,600
Series A-GROUP 3, 5.00%, 3/15/2037	870,000	948,661
Series A-GROUP 3, 5.00%, 3/15/2039	2,300,000	2,486,941
Series A-GROUP 3, 5.00%, 3/15/2042	2,700,000	2,897,607
Series A-GROUP 3, 5.00%, 3/15/2043	645,000	691,763
Series A-GROUP C, 5.00%, 3/15/2040	620,000	654,418
Series B, 5.00%, 2/15/2026	585,000	615,161
Series B, 5.00%, 10/1/2030	260,000	275,210
Series B-B, 5.00%, 3/15/2027	270,000	281,505
Series B-B, 5.00%, 3/15/2029	40,000	41,701
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	424,092
Series C, 5.00%, 3/15/2025	555,000	573,533
Series C, 5.00%, 3/15/2028	570,000	624,923
Series C, 5.00%, 3/15/2042	270,000	277,883
Series C-BID GROUP 4, 5.00%, 3/15/2038	800,000	857,716
Series D, 5.00%, 2/15/2025	600,000	618,768

See accompanying notes to financial statements.
121

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2027	$ 1,125,000	$ 1,212,495
Series D, 5.00%, 2/15/2028	510,000	558,640
Series D, 5.00%, 2/15/2030	685,000	778,801
Series D, 5.00%, 2/15/2041	2,350,000	2,549,981
Series E, 5.00%, 3/15/2024	1,250,000	1,266,778
Series E, 5.00%, 3/15/2029	1,125,000	1,258,222
Series E, 5.00%, 3/15/2031	1,730,000	2,000,396
Series E, 5.00%, 3/15/2032	2,285,000	2,679,273
Series E, 5.00%, 3/15/2033	3,660,000	4,280,263
Series E, 5.00%, 3/15/2035	10,000,000	10,958,711
New York State Environmental Facilities Corp. Revenue, NY:
4.00%, 6/15/2045	500,000	500,995
4.00%, 10/15/2045	1,500,000	1,503,527
4.00%, 8/15/2046	550,000	550,417
4.00%, 6/15/2047	2,215,000	2,210,220
Series B-SUB, 4.00%, 6/15/2037	3,190,000	3,283,679
5.00%, 6/15/2026	7,705,000	8,170,299
5.00%, 6/15/2027	1,855,000	2,011,606
5.00%, 6/15/2031	4,185,000	4,914,109
Series A, 5.00%, 5/15/2032	1,450,000	1,725,423
Series B, 5.00%, 6/15/2026	5,000,000	5,301,946
Series B, 5.00%, 6/15/2043	500,000	539,891
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,243,542
Series B-SUB, 5.00%, 6/15/2036	3,000,000	3,336,161
New York State Thruway Authority Revenue, NY:
Series A-1, 4.00%, 3/15/2039	5,000,000	5,040,604
Series A-1-GROUP 2, 4.00%, 3/15/2036	500,000	519,119
5.00%, 3/15/2041	13,100,000	14,639,207
Series A, 5.00%, 3/15/2029	2,850,000	3,192,284
Series A-1- GROUP 1, 5.00%, 3/15/2031	570,000	661,234
Series A-1-GROUP 2, 5.00%, 3/15/2034	875,000	1,004,824
New York State Urban Development Corp. Revenue, NY:
3.00%, 3/15/2040	2,830,000	2,395,342
Series A, 3.00%, 3/15/2040	1,870,000	1,595,001
Series A, 3.00%, 3/15/2041	1,415,000	1,191,207
4.00%, 3/15/2037	1,355,000	1,385,819
4.00%, 3/15/2041	2,695,000	2,690,076
4.00%, 3/15/2042	870,000	864,590
Series A, 4.00%, 3/15/2038	5,975,000	6,050,765
Series A, 4.00%, 3/15/2043	2,045,000	2,033,794
Series A, 4.00%, 3/15/2044	5,000,000	4,960,179
Series A, 4.00%, 3/15/2045	900,000	890,715
Series C, 4.00%, 3/15/2045	4,450,000	4,385,160
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,235,209
Series E2, 4.00%, 3/15/2034	560,000	592,349
Security Description	Principal Amount	Value
5.00%, 3/15/2030	$ 1,000,000	$ 1,141,209
5.00%, 3/15/2033	505,000	540,950
5.00%, 3/15/2038	3,745,000	4,148,017
5.00%, 3/15/2043	975,000	1,059,486
Series A, 5.00%, 3/15/2029	7,000,000	7,844,622
Series A, 5.00%, 3/15/2027	565,000	594,052
Series A, 5.00%, 3/15/2028	225,000	233,643
Series A, 5.00%, 9/15/2028	3,000,000	3,330,903
Series A, 5.00%, 3/15/2035	6,045,000	6,722,396
Series A, 5.00%, 3/15/2037	2,930,000	3,247,730
Series A, 5.00%, 3/15/2042	1,120,000	1,219,484
Series C, 5.00%, 3/15/2029	1,060,000	1,187,900
Series C, 5.00%, 3/15/2047	12,300,000	13,265,823
Series C-1, 5.00%, 3/15/2027	100,000	107,594
Series E GROUP 1, 5.00%, 3/15/2030	500,000	570,604
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2040	2,750,000	3,010,003
Port Authority of New York & New Jersey Revenue, NY:
4.00%, 11/1/2037	500,000	512,100
Series 230TH, 4.00%, 12/1/2028	2,000,000	2,139,664
Series 230TH, 4.00%, 12/1/2030	750,000	819,004
5.00%, 7/15/2030	500,000	554,560
5.00%, 9/1/2034	535,000	599,360
5.00%, 7/15/2035	360,000	394,871
Series 205, 5.00%, 11/15/2035	160,000	173,411
Series 222, 5.00%, 7/15/2035	550,000	623,528
Series 240, 5.00%, 7/15/2041	2,000,000	2,240,328
Series 240, 5.00%, 7/15/2044	2,000,000	2,220,239
Series 241, 5.00%, 7/15/2040	1,140,000	1,282,810
Series 241, 5.00%, 7/15/2041	1,500,000	1,680,246
State of New York, General Obligation, NY 3.00%, 3/15/2035	1,050,000	1,003,640
Suffolk County Water Authority Revenue, NY:
3.00%, 6/1/2044	500,000	413,308
3.25%, 6/1/2043	565,000	497,922
Series A, Class A, 4.00%, 6/1/2041	725,000	729,342
Series A, 5.00%, 6/1/2037	500,000	524,448
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C-2, 0.01%, 5/15/2033	1,575,000	1,095,737
Series A-2, 2.00%, 5/15/2045 (b)	650,000	593,583
Series C, 3.00%, 11/15/2045	895,000	725,219
4.00%, 11/15/2033	1,395,000	1,526,572
Series A-1, 4.00%, 5/15/2046	840,000	822,810

See accompanying notes to financial statements.
122

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series C-1A, 4.00%, 5/15/2046	$ 2,545,000	$ 2,492,918
5.00%, 11/15/2027	1,500,000	1,637,011
5.00%, 5/15/2028	15,000,000	16,553,383
5.00%, 11/15/2029	12,500,000	14,227,522
5.00%, 11/15/2033	675,000	747,596
5.00%, 11/15/2034	550,000	657,246
5.00%, 5/15/2044	620,000	681,038
5.00%, 5/15/2047	2,000,000	2,179,988
Series A, 5.00%, 11/15/2027	600,000	645,426
Series B, 5.00%, 11/15/2028	6,665,000	7,345,321
Series B, 5.00%, 11/15/2029	635,000	683,691
Series B, 5.00%, 11/15/2030	5,255,000	5,982,725
Series B, 5.00%, 11/15/2037	705,000	748,052
Series C, 5.00%, 11/15/2023	700,000	704,367
Series C, 5.00%, 5/15/2042	1,785,000	1,973,455
Series D, 5.00%, 11/15/2034	500,000	570,532
Series C, 5.25%, 5/15/2041	2,140,000	2,427,626
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
5.00%, 5/15/2046	7,000,000	7,650,966
5.00%, 5/15/2047	2,500,000	2,727,354
Series A, 5.00%, 5/15/2042	2,225,000	2,469,217
Trust for Cultural Resources of The City of New York Revenue, NY 4.00%, 4/1/2030	400,000	414,369
Utility Debt Securitization Authority Revenue, NY:
5.00%, 12/15/2036	250,000	260,454
5.00%, 12/15/2038	200,000	216,557
5.00%, 12/15/2040	300,000	323,526
Series A, 5.00%, 12/15/2026	350,000	359,289
Series A, 5.00%, 6/15/2028	255,000	270,622
Series A, 5.00%, 12/15/2032	260,000	275,626
Series A, 5.00%, 12/15/2033	500,000	529,759
Series TE, 5.00%, 12/15/2038	9,900,000	11,441,793
Series TE, 5.00%, 12/15/2039	13,645,000	15,673,563
		810,873,710
NORTH CAROLINA — 1.9%
City of Charlotte Airport Revenue, NC:
Series A, 4.00%, 7/1/2038	510,000	518,158
5.00%, 7/1/2041	2,000,000	2,206,260
City of Charlotte Water & Sewer System Revenue, NC:
Series A, 5.00%, 7/1/2026	2,350,000	2,495,097
Series A, 5.00%, 7/1/2027	1,620,000	1,759,863
City of Charlotte, General Obligation, NC:
Series A, 5.00%, 6/1/2024	1,325,000	1,347,422
Series A, 5.00%, 6/1/2027	705,000	764,356
Security Description	Principal Amount	Value
City of Raleigh Combined Enterprise System Revenue, NC:
4.00%, 9/1/2044	$ 3,000,000	$ 3,008,108
5.00%, 9/1/2033	1,000,000	1,209,640
5.00%, 9/1/2048	1,125,000	1,256,188
County of Brunswick Enterprise Systems Revenue, NC 3.00%, 4/1/2046	500,000	399,051
County of Buncombe Revenue, NC 5.00%, 6/1/2026	100,000	103,689
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2024	1,320,000	1,342,457
Series A, 5.00%, 6/1/2030	815,000	935,243
Series A, 5.00%, 6/1/2033	465,000	556,769
Series A, 5.00%, 6/1/2034	925,000	1,103,555
Series A, 5.00%, 6/1/2035	675,000	798,249
Series A, 5.00%, 6/1/2036	800,000	934,228
Series A, 5.00%, 6/1/2041	1,000,000	1,129,611
Series A, 5.00%, 6/1/2043	875,000	979,355
County of Mecklenburg, General Obligation, NC Series A, 5.00%, 4/1/2027	550,000	593,981
County of Union Enterprise System Revenue, NC:
3.00%, 6/1/2037	1,545,000	1,404,697
3.00%, 6/1/2039	1,125,000	992,222
County of Wake Revenue, NC:
4.00%, 3/1/2034	690,000	738,945
4.00%, 9/1/2037	740,000	759,629
4.00%, 3/1/2038	2,780,000	2,856,310
4.00%, 9/1/2038	700,000	715,845
5.00%, 3/1/2031	1,680,000	1,947,659
5.00%, 9/1/2034	525,000	588,472
County of Wake, General Obligation, NC:
Series A, 4.00%, 2/1/2034	5,000,000	5,433,171
5.00%, 2/1/2026	3,850,000	4,049,978
Series A, 5.00%, 5/1/2037	10,000,000	11,668,642
Series A, 5.00%, 2/1/2025	2,720,000	2,803,404
Series A, 5.00%, 3/1/2026	400,000	421,541
North Carolina Turnpike Authority Revenue, NC Zero Coupon, 1/1/2045	615,000	229,423
State of North Carolina Revenue, NC:
Series B, 3.00%, 5/1/2033	795,000	769,195
Series B, 4.00%, 5/1/2035	780,000	820,465
5.00%, 3/1/2028	3,915,000	4,297,703
Series A, 5.00%, 5/1/2030	575,000	647,140
Series B, 5.00%, 5/1/2027	825,000	892,083
Series B, 5.00%, 5/1/2029	1,300,000	1,462,161

See accompanying notes to financial statements.
123

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
State of North Carolina, General Obligation, NC:
5.00%, 6/1/2027	$ 360,000	$ 382,329
Series B, 5.00%, 6/1/2027	925,000	1,003,236
Series B, 5.00%, 6/1/2030	3,000,000	3,397,400
		71,722,930
NORTH DAKOTA — 0.0% (a)
University of North Dakota, Certificate Participation, ND Series A, AGM, 4.00%, 6/1/2046 (d)	615,000	597,832
OHIO — 2.0%
City of Columbus Sewerage Revenue, OH 5.00%, 6/1/2030	100,000	105,373
City of Columbus, General Obligation, OH:
Series A, 3.00%, 8/15/2023	555,000	554,786
Series A, 5.00%, 8/15/2036	2,000,000	2,357,486
Series A, 5.00%, 8/15/2039	895,000	1,026,016
Cleveland Department of Public Utilities Division of Water Revenue, OH Series FF, 5.00%, 1/1/2029	1,100,000	1,228,781
County of Cuyahoga Sales Tax Revenue, OH:
Series A, 4.00%, 1/1/2030	3,465,000	3,688,080
Series A, 4.00%, 1/1/2033	1,350,000	1,419,810
County of Franklin Sales Tax Revenue, OH 5.00%, 6/1/2043	500,000	531,892
County of Hamilton Sewer System Revenue, OH Series A, 5.00%, 12/1/2029	2,525,000	2,863,582
Cuyahoga Community College District, General Obligation, OH:
4.00%, 12/1/2033	525,000	538,692
5.00%, 12/1/2027	400,000	422,747
5.00%, 12/1/2028	300,000	316,889
5.00%, 12/1/2037	600,000	623,083
Miami University Revenue, OH Series A, 4.00%, 9/1/2045	1,500,000	1,498,190
Northeast Ohio Regional Sewer District Revenue, OH:
3.00%, 11/15/2040	2,755,000	2,322,636
3.25%, 11/15/2040	100,000	89,245
5.00%, 11/15/2044	245,000	251,005
Ohio State University Revenue, OH:
3.00%, 12/1/2044	2,325,000	1,908,650
4.00%, 12/1/2042	700,000	695,550
5.00%, 12/1/2036	645,000	736,068
Ohio Turnpike & Infrastructure Commission Revenue, OH:
Series A, 5.00%, 2/15/2028	350,000	375,638
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2046	$ 5,000,000	$ 5,420,984
Ohio Water Development Authority Revenue, OH:
5.00%, 12/1/2037	1,925,000	2,145,748
5.00%, 12/1/2039	2,295,000	2,519,065
Series A, 5.00%, 6/1/2028	175,000	185,453
Series A, 5.00%, 12/1/2028	825,000	874,991
Series A, 5.00%, 6/1/2029	3,500,000	3,925,971
Series A, 5.00%, 12/1/2036	530,000	613,930
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,685,000	2,627,157
Series A, 4.00%, 12/1/2037	1,420,000	1,457,280
Series B, 4.00%, 12/1/2038	1,000,000	1,020,147
5.00%, 12/1/2037	720,000	796,509
Series A, 5.00%, 12/1/2029	240,000	259,743
Series A, 5.00%, 12/1/2031	500,000	540,361
Series A, 5.00%, 6/1/2032	675,000	774,123
Series A, 5.00%, 12/1/2033	525,000	600,048
Series A, 5.00%, 12/1/2038	1,500,000	1,684,148
Series A, 5.00%, 12/1/2039	1,135,000	1,254,265
Series B, 5.00%, 6/1/2026	500,000	522,523
Series B, 5.00%, 12/1/2039	2,250,000	2,573,705
5.25%, 12/1/2035	615,000	710,559
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	4,940,000	5,095,900
State of Ohio Revenue, OH:
Series 1, 5.00%, 12/15/2033	1,000,000	1,148,537
Series 1, 5.00%, 12/15/2034	1,000,000	1,137,462
Series 1-A, 5.00%, 12/15/2025	615,000	643,669
Series 2016-1, 5.00%, 12/15/2026	835,000	882,276
Series 2019-1, 5.00%, 12/15/2024	545,000	559,854
Series C, 5.00%, 12/1/2028	230,000	244,648
Series C, 5.00%, 12/1/2029	180,000	191,044
Series C, 5.00%, 12/1/2030	165,000	175,069
State of Ohio, General Obligation, OH:
4.00%, 3/1/2036	940,000	993,906
4.00%, 3/1/2037	500,000	521,855
4.00%, 3/1/2038	1,400,000	1,438,524
4.00%, 3/1/2039	750,000	767,275
Series A, 4.00%, 6/15/2040	1,000,000	1,017,208
5.00%, 6/15/2024	1,000,000	1,018,086
5.00%, 3/1/2030	860,000	923,881
Series A, 5.00%, 9/1/2024	120,000	122,668
Series A, 5.00%, 3/15/2031	440,000	445,359
Series A, 5.00%, 5/1/2032	660,000	710,434
Series A, 5.00%, 2/1/2033	875,000	916,901
Series A, 5.00%, 5/1/2033	500,000	579,713
Series C, 5.00%, 11/1/2030	140,000	144,718

See accompanying notes to financial statements.
124

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2033	$ 400,000	$ 412,616
Series T, 5.00%, 11/1/2028	400,000	431,318
Series T, 5.00%, 5/1/2031	250,000	269,198
		74,853,028
OKLAHOMA — 0.4%
Canadian County Educational Facilities Authority Revenue, OK 3.00%, 9/1/2029	250,000	248,361
Oklahoma Capitol Improvement Authority Revenue, OK:
4.00%, 7/1/2038	650,000	648,710
5.00%, 7/1/2027	160,000	169,219
Series 2020A, 5.00%, 7/1/2025	600,000	621,576
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	4,981,342
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2031	750,000	857,085
Oklahoma Turnpike Authority Revenue, OK:
Series A, 4.00%, 1/1/2033	260,000	262,715
Series A, 5.00%, 1/1/2028	2,435,000	2,659,332
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2033	1,000,000	1,196,580
Tulsa County Industrial Authority Revenue, OK 5.00%, 9/1/2024	110,000	112,257
Tulsa Public Facilities Authority Revenue, OK 5.00%, 6/1/2025	2,710,000	2,798,059
		14,555,236
OREGON — 1.7%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, General Obligation, OR 5.00%, 6/15/2033	550,000	606,172
City of Portland Sewer System Revenue, OR:
Series A, 2.50%, 6/15/2033	325,000	295,649
Series A, 3.00%, 3/1/2035	770,000	732,161
Series A, 3.00%, 3/1/2046	605,000	492,281
Series A, 4.00%, 3/1/2033	1,850,000	1,960,890
Series A, 5.00%, 3/1/2024	620,000	627,841
Series A, 5.00%, 3/1/2030	495,000	560,003
Series A, 5.00%, 3/1/2034	505,000	568,699
Series A, 5.00%, 12/1/2042	5,000,000	5,624,266
City of Portland, General Obligation, OR Series A, 5.00%, 6/1/2029	1,885,000	2,129,303
Security Description	Principal Amount	Value
Clackamas County School District No. 12 North Clackamas, General Obligation, OR:
Series A, Zero Coupon, 6/15/2038	$ 300,000	$ 154,694
Series A, 0.01%, 6/15/2042	440,000	180,895
5.00%, 6/15/2026	75,000	76,296
Hillsboro School District No. 1J, General Obligation, OR:
4.00%, 6/15/2035	700,000	726,467
4.00%, 6/15/2036	990,000	1,016,461
4.00%, 6/15/2039	1,920,000	1,933,147
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, 5.00%, 6/15/2029	135,000	145,297
Multnomah County School District No. 1 Portland, General Obligation, OR:
5.00%, 6/15/2025	1,615,000	1,673,565
5.00%, 6/15/2036	5,855,000	6,815,972
Oregon State Lottery Revenue, OR:
Series A, 5.00%, 4/1/2033	1,000,000	1,189,032
Series C, 5.00%, 4/1/2026	510,000	526,371
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2025	430,000	446,336
5.00%, 6/15/2029	500,000	528,599
5.00%, 6/15/2030	660,000	696,795
5.00%, 6/15/2031	500,000	527,730
5.00%, 6/15/2032	500,000	527,586
5.00%, 6/15/2033	500,000	527,297
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, Zero Coupon, 6/15/2040	2,850,000	1,363,831
Series A, 0.01%, 6/15/2039	1,995,000	1,006,666
5.00%, 6/15/2038	500,000	537,857
Series B, 5.00%, 6/15/2032 (b)	635,000	726,537
State of Oregon Department of Transportation Revenue, OR:
Series A, 5.00%, 11/15/2035	2,090,000	2,371,951
Series A, 5.00%, 11/15/2042	7,500,000	8,432,796
Series C, 5.00%, 11/15/2025	170,000	178,011
State of Oregon, General Obligation, OR:
4.00%, 5/1/2040	1,700,000	1,717,321
4.00%, 5/1/2046	740,000	721,663
Series A, 4.00%, 5/1/2037	895,000	914,409
Series A, 5.00%, 5/1/2025	940,000	973,367
Series A, 5.00%, 5/1/2026	1,000,000	1,057,191
Series A, 5.00%, 5/1/2027	355,000	383,464

See accompanying notes to financial statements.
125

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2040	$ 8,000,000	$ 9,098,654
Series F, 5.00%, 5/1/2028	180,000	190,144
Series I, 5.00%, 8/1/2024	125,000	127,577
Series I, 5.00%, 8/1/2029	195,000	211,278
Tri-County Metropolitan Transportation District of Oregon Revenue, OR Series A, 5.00%, 9/1/2041	570,000	608,322
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series J, 5.00%, 6/15/2026	650,000	688,498
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,955,000	954,693
Series A, Zero Coupon, 6/15/2041	2,500,000	1,089,195
Series A, Zero Coupon, 6/15/2042	2,000,000	825,301
Series B, Zero Coupon, 6/15/2034	330,000	212,510
Series B, 0.01%, 6/15/2032	700,000	495,187
5.00%, 6/15/2027	120,000	122,073
Yamhill County School District No. 40 McMinnville, General Obligation, OR 4.00%, 6/15/2037	200,000	202,112
		66,500,413
PENNSYLVANIA — 1.2%
Bensalem Township School District, General Obligation, PA 5.00%, 6/1/2028	45,000	45,324
Commonwealth of Pennsylvania, General Obligation, PA:
2.00%, 5/15/2039	665,000	473,212
Series 2020, 2.00%, 5/1/2039	1,475,000	1,054,679
Series 2020, 3.00%, 5/1/2035	900,000	859,482
4.00%, 5/15/2033	7,955,000	8,519,678
5.00%, 9/15/2023	600,000	602,053
5.00%, 10/1/2025	2,000,000	2,084,313
5.00%, 5/15/2030	1,035,000	1,179,782
5.00%, 1/1/2024	725,000	731,444
Series 2020, 5.00%, 5/1/2025	5,000,000	5,172,982
County of Allegheny, General Obligation, PA Series C-75, 5.00%, 11/1/2026	315,000	336,538
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2033	190,000	195,135
Security Description	Principal Amount	Value
Series AT-1, 5.00%, 6/15/2024	$ 200,000	$ 203,243
Series AT-1, 5.00%, 6/15/2025	100,000	103,339
Pennsylvania State University Revenue, PA:
5.00%, 9/1/2041	2,500,000	2,823,976
5.00%, 9/1/2042	6,755,000	7,597,608
5.00%, 9/1/2043	2,500,000	2,806,650
5.25%, 9/1/2048	8,245,000	9,312,975
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2028	105,000	112,182
Series A, 5.00%, 12/1/2030	160,000	170,685
Series A, 5.00%, 12/1/2046	625,000	672,500
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2024	900,000	909,623
State Public School Building Authority Revenue, PA AGM, 5.00%, 12/1/2023	150,000	151,050
Upper Merion Area School District, General Obligation, PA Series A, 4.00%, 1/15/2046	500,000	495,664
		46,614,117
RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp. Revenue, RI:
BAM, 4.00%, 5/15/2040	550,000	550,397
Series A, 4.00%, 5/15/2028	485,000	495,803
Series A, 5.00%, 5/15/2027	270,000	284,170
State of Rhode Island, General Obligation, RI:
2.00%, 8/1/2038	905,000	664,900
Series C, 4.00%, 1/15/2033	1,500,000	1,554,892
5.00%, 1/15/2027	500,000	535,984
Series A, 5.00%, 8/1/2039	8,795,000	9,939,470
		14,025,616
SOUTH CAROLINA — 0.4%
Anderson County School District No. 1, General Obligation, SC 3.00%, 3/1/2038	850,000	761,051
Beaufort County School District, General Obligation, SC Series C, 4.00%, 3/1/2035	1,000,000	1,052,030
County of York, General Obligation, SC 5.00%, 4/1/2027	280,000	283,979
Grand Strand Water & Sewer Authority Revenue, SC Series A, 4.00%, 6/1/2046	575,000	566,575

See accompanying notes to financial statements.
126

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Lexington County School District No. 2, General Obligation, SC:
3.00%, 3/1/2038	$ 125,000	$ 110,361
Series C, 3.00%, 3/1/2038	325,000	287,376
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2039	5,000,000	5,644,786
State of South Carolina, General Obligation, SC:
Series A, 5.00%, 4/1/2025	5,000,000	5,169,094
Series A, 5.00%, 4/1/2030	120,000	130,878
University of South Carolina Revenue, SC:
Series A, 5.00%, 5/1/2041	750,000	821,305
Series A, 5.00%, 5/1/2046	730,000	790,350
		15,617,785
TENNESSEE — 0.8%
City of Memphis Sanitary Sewerage System Revenue, TN Series B, 5.00%, 10/1/2045	1,000,000	1,085,695
City of Memphis Water Revenue, TN 3.00%, 12/1/2045	500,000	410,347
City of Memphis, General Obligation, TN:
4.00%, 5/1/2035	750,000	789,693
4.00%, 6/1/2044	500,000	494,610
5.00%, 5/1/2029	1,775,000	1,991,325
Series A, 5.00%, 4/1/2026	320,000	330,663
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series B, 5.00%, 5/15/2026	345,000	364,270
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
3.00%, 1/1/2034	500,000	479,765
4.00%, 7/1/2036	515,000	526,522
Series B, 4.00%, 1/1/2027	5,000,000	5,181,832
5.00%, 1/1/2024	105,000	105,949
5.00%, 7/1/2024	110,000	112,069
5.00%, 1/1/2026	170,000	178,300
5.00%, 1/1/2027	100,000	105,775
5.00%, 7/1/2030	650,000	717,854
Series B, 5.00%, 1/1/2036	8,930,000	10,300,667
Series C, 5.00%, 7/1/2023	115,000	115,000
Series C, 5.00%, 1/1/2024	500,000	504,517
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027	1,325,000	1,189,476
Zero Coupon, 4/1/2032	1,500,000	1,059,796
Zero Coupon, 4/1/2034	3,300,000	2,131,645
Zero Coupon, 4/1/2035	760,000	466,672
Security Description	Principal Amount	Value
Zero Coupon, 4/1/2040	$ 750,000	$ 340,851
Zero Coupon, 4/1/2042	850,000	350,270
0.01%, 4/1/2041	2,015,000	872,571
State of Tennessee, General Obligation, TN Series A, 5.00%, 2/1/2026	160,000	168,311
Tennessee State School Bond Authority Revenue, TN:
5.00%, 11/1/2031	500,000	545,581
Series A, 5.00%, 11/1/2037	435,000	466,747
Series B, 5.00%, 11/1/2025	105,000	109,831
		31,496,604
TEXAS — 11.4%
Alamo Community College District, General Obligation, TX:
4.00%, 8/15/2034	1,085,000	1,143,067
5.00%, 8/15/2026	125,000	132,503
5.00%, 2/15/2027	1,855,000	1,987,589
5.00%, 8/15/2027	575,000	622,805
Aldine Independent School District, General Obligation, TX:
5.00%, 2/15/2024 (d)	220,000	222,495
5.00%, 2/15/2026 (d)	150,000	154,549
5.00%, 2/15/2029 (d)	300,000	308,954
5.00%, 2/15/2030 (d)	215,000	229,665
Allen Independent School District, General Obligation, TX 5.00%, 2/15/2027 (d)	320,000	335,924
Alvin Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (d)	850,000	857,707
5.00%, 2/15/2027 (d)	345,000	361,813
Argyle Independent School District, General Obligation, TX 5.00%, 8/15/2047 (d)	2,890,000	3,135,391
Arlington Higher Education Finance Corp. Revenue, TX Series A, 3.00%, 2/15/2046 (d)	1,500,000	1,139,824
Arlington Independent School District, General Obligation, TX:
4.00%, 2/15/2039 (d)	770,000	779,514
4.00%, 2/15/2040 (d)	2,000,000	2,022,676
4.00%, 2/15/2041 (d)	1,750,000	1,764,703
4.00%, 2/15/2042 (d)	720,000	724,225
4.00%, 2/15/2046 (d)	745,000	745,324
5.00%, 2/15/2029 (d)	500,000	558,560
5.00%, 2/15/2030 (d)	2,000,000	2,233,308
5.00%, 2/15/2031 (d)	550,000	614,421

See accompanying notes to financial statements.
127

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2025 (d)	$ 75,000	$ 77,274
Austin Independent School District, General Obligation, TX:
1.88%, 8/1/2038 (d)	1,450,000	1,061,461
4.00%, 8/1/2033 (d)	3,700,000	3,858,733
4.00%, 8/1/2034 (d)	515,000	541,751
4.00%, 8/1/2035 (d)	2,000,000	2,085,045
5.00%, 8/1/2028 (d)	3,040,000	3,363,848
5.00%, 8/1/2030	1,000,000	1,148,117
5.00%, 8/1/2033	1,325,000	1,576,892
Bexar County Hospital District, General Obligation, TX:
4.00%, 2/15/2036	300,000	301,769
5.00%, 2/15/2026	140,000	146,823
5.00%, 2/15/2029	980,000	1,057,471
5.00%, 2/15/2032	2,000,000	2,305,964
5.00%, 2/15/2034	1,180,000	1,258,040
Board of Regents of the University of Texas System Revenue, TX:
Series C, 3.00%, 8/15/2035	470,000	452,575
Series A, 5.00%, 8/15/2030	1,765,000	2,031,439
Series A, 5.00%, 8/15/2031	900,000	1,011,874
Series A, 5.00%, 8/15/2032	635,000	712,899
Series A, 5.00%, 8/15/2043	10,000,000	11,194,115
Series C, 5.00%, 8/15/2028	750,000	830,929
Series C, 5.00%, 8/15/2031	1,665,000	1,946,983
Series E, 5.00%, 8/15/2026	140,000	148,746
Series E, 5.00%, 8/15/2027	100,000	108,395
Series J, 5.00%, 8/15/2024	315,000	321,385
Series J, 5.00%, 8/15/2025	260,000	270,370
City of Austin Electric Utility Revenue, TX:
5.00%, 11/15/2033	250,000	264,440
Series A, 5.00%, 11/15/2026	825,000	878,369
Series A, 5.00%, 11/15/2039	500,000	550,110
Series A, 5.00%, 11/15/2045	1,760,000	1,894,227
Series B, 5.00%, 11/15/2044	950,000	1,015,671
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,565,000	1,703,917
5.00%, 11/15/2047	3,185,000	3,472,032
Series C, 5.00%, 11/15/2034	500,000	571,245
Series C, 5.00%, 11/15/2035	500,000	566,745
Series C, 5.00%, 11/15/2045	605,000	651,543
City of Austin, General Obligation, TX 5.00%, 9/1/2039	5,530,000	6,222,625
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	4,082,825
Series C, 4.00%, 10/1/2035	800,000	838,320
Series C, 4.00%, 10/1/2040	505,000	511,403
Security Description	Principal Amount	Value
Series C, 4.00%, 10/1/2043	$ 685,000	$ 686,887
Series A, 5.00%, 10/1/2027	110,000	114,105
Series A, 5.00%, 10/1/2028	300,000	311,326
Series A, 5.00%, 10/1/2033	410,000	432,144
Series C, 5.00%, 10/1/2036	500,000	558,782
City of Dallas, General Obligation, TX:
Series B, 3.00%, 2/15/2036	540,000	496,269
5.00%, 2/15/2030	275,000	282,607
City of El Paso Water & Sewer Revenue, TX:
Series A, 4.00%, 3/1/2041	6,500,000	6,467,555
5.00%, 3/1/2026	165,000	166,689
City of El Paso, General Obligation, TX:
Series A, 4.00%, 8/15/2034	1,000,000	1,041,039
Series A, 4.00%, 8/15/2035	750,000	774,078
Series A, 4.00%, 8/15/2045	525,000	514,650
City of Fort Worth Water & Sewer System Revenue, TX 5.00%, 2/15/2028	130,000	131,680
City of Frisco, General Obligation, TX:
5.00%, 2/15/2024	125,000	126,456
Series A, 5.00%, 2/15/2024	150,000	151,747
City of Houston Combined Utility System Revenue, TX:
Series A, 3.00%, 11/15/2040	1,500,000	1,246,083
Series A, 4.00%, 11/15/2041	1,015,000	1,019,497
Series C, 4.00%, 11/15/2039	550,000	555,443
Series B, 5.00%, 11/15/2026	300,000	318,123
Series B, 5.00%, 11/15/2032	275,000	291,768
Series D, 5.00%, 11/15/2032	500,000	551,629
Series D, 5.00%, 11/15/2038	555,000	595,737
City of Houston, General Obligation, TX:
Series A, 3.00%, 3/1/2040	780,000	662,792
Series A, 4.00%, 3/1/2036	395,000	398,607
5.00%, 3/1/2024	1,000,000	1,011,018
Series A, 5.00%, 3/1/2025	365,000	375,364
Series A, 5.00%, 3/1/2027	1,310,000	1,404,952
Series A, 5.00%, 3/1/2029	720,000	788,374
Series A, 5.00%, 3/1/2030	445,000	478,751
Series A, 5.00%, 3/1/2031	100,000	104,925
Series A, 5.00%, 3/1/2032	850,000	944,168
City of Laredo Waterworks & Sewer System Revenue, TX Series A, 4.00%, 3/1/2045	750,000	742,918
City of Lubbock, General Obligation, TX 5.00%, 2/15/2029	100,000	111,217
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	702,582

See accompanying notes to financial statements.
128

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	$ 500,000	$ 472,103
3.00%, 2/1/2037	540,000	493,552
Series B-REMK, 3.00%, 2/1/2030	515,000	515,655
4.00%, 2/1/2030	650,000	685,689
4.00%, 2/1/2037	500,000	511,924
4.00%, 2/1/2043	2,000,000	1,977,474
5.00%, 2/1/2024	255,000	257,485
5.00%, 2/1/2025	125,000	128,502
5.00%, 2/1/2026	1,895,000	1,985,746
5.00%, 2/1/2027	375,000	394,978
5.00%, 2/1/2028	1,500,000	1,632,960
5.00%, 2/1/2031	2,000,000	2,278,728
5.00%, 2/1/2032	1,000,000	1,154,900
5.00%, 2/1/2033	1,250,000	1,441,919
5.00%, 2/1/2034	500,000	559,447
Series A, 5.00%, 2/1/2033	1,000,000	1,137,549
Series A, 5.00%, 2/1/2040	1,975,000	2,158,528
Series A, 5.00%, 2/1/2041	1,860,000	2,024,239
City of San Antonio, General Obligation, TX:
3.00%, 8/1/2039	700,000	614,999
4.00%, 8/1/2033	1,000,000	1,059,135
4.00%, 8/1/2036	2,790,000	2,939,944
5.00%, 8/1/2031	730,000	823,728
5.00%, 8/1/2037	320,000	344,275
City of Waco, General Obligation, TX 5.00%, 2/1/2024	125,000	126,282
Collin County Community College District, General Obligation, TX:
4.00%, 8/15/2031	495,000	514,114
4.00%, 8/15/2032	280,000	290,073
4.00%, 8/15/2034	190,000	195,666
4.00%, 8/15/2035	2,700,000	2,801,439
Series A, 4.00%, 8/15/2038	2,015,000	2,045,941
5.00%, 8/15/2025	390,000	404,583
Series A, 5.00%, 8/15/2024	2,260,000	2,307,053
Series A, 5.00%, 8/15/2025	750,000	778,044
Colorado River Municipal Water District Revenue, TX 5.00%, 1/1/2025	500,000	513,036
Conroe Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2041 (d)	500,000	423,806
5.00%, 2/15/2025 (d)	350,000	360,669
Series A, 5.00%, 2/15/2031 (d)	700,000	793,528
Security Description	Principal Amount	Value
Corpus Christi Independent School District, General Obligation, TX 5.00%, 8/15/2030 (d)	$ 830,000	$ 919,879
County of Bexar, General Obligation, TX:
4.00%, 6/15/2046	840,000	822,452
5.00%, 6/15/2032	590,000	639,784
County of Collin, General Obligation, TX:
3.13%, 2/15/2035	720,000	700,272
5.00%, 2/15/2030 (c)	5,320,000	6,025,362
5.00%, 2/15/2031 (c)	9,435,000	10,856,928
5.00%, 2/15/2032 (c)	5,245,000	6,120,018
County of Dallas, General Obligation, TX 5.00%, 8/15/2025	100,000	103,968
County of Fort Bend, General Obligation, TX Series B, 4.00%, 3/1/2029	150,000	152,983
County of Harris Revenue, TX:
Series A, 5.00%, 8/15/2024	375,000	382,931
Series A, 5.00%, 8/15/2026	185,000	196,274
County of Harris Toll Road Revenue, TX:
4.00%, 8/15/2035	615,000	641,160
4.00%, 8/15/2036	485,000	501,830
4.00%, 8/15/2037	505,000	518,574
4.00%, 8/15/2038	1,000,000	1,021,298
4.00%, 8/15/2040	510,000	516,633
4.00%, 8/15/2045	2,590,000	2,590,438
Series A, 4.00%, 8/15/2037	300,000	304,815
5.00%, 8/15/2026	685,000	726,745
5.00%, 8/15/2029	865,000	970,150
Series A, 5.00%, 8/15/2035	750,000	876,739
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	350,000	364,755
Series A, 5.00%, 10/1/2026	500,000	531,758
Series A, 5.00%, 10/1/2035	155,000	160,444
County of Hidalgo, General Obligation, TX Series A, 5.00%, 8/15/2036	645,000	692,617
County of Montgomery, General Obligation, TX Series A, 4.00%, 3/1/2042	405,000	406,530
County of Travis, General Obligation, TX Series A, 5.00%, 3/1/2038	515,000	558,256
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	506,854
5.00%, 2/15/2024	790,000	799,056
5.00%, 2/15/2026	500,000	525,781
5.00%, 2/15/2029	825,000	920,715
5.00%, 2/15/2030	1,255,000	1,402,785
5.00%, 2/15/2032	745,000	830,651

See accompanying notes to financial statements.
129

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Crowley Independent School District, General Obligation, TX:
Series B, 4.00%, 8/1/2037 (d)	$ 140,000	$ 142,566
Series B, 5.00%, 8/1/2036 (d)	100,000	103,825
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 2.25%, 2/15/2043 (d)	550,000	380,707
Series A, 3.00%, 2/15/2035 (d)	500,000	478,645
Series A, 3.00%, 2/15/2039 (d)	500,000	438,340
Series A, 4.00%, 2/15/2037 (d)	1,400,000	1,438,882
5.00%, 2/15/2028 (d)	435,000	447,291
Dallas Area Rapid Transit Revenue, TX:
Series A, 5.00%, 12/1/2028	295,000	308,708
Series A, 5.00%, 12/1/2029	255,000	266,245
Series A, 5.00%, 12/1/2030	160,000	167,435
Series A, 5.00%, 12/1/2033	100,000	102,482
Series A, 5.00%, 12/1/2034	175,000	183,132
Series A, 5.00%, 12/1/2035	225,000	234,922
Series A, 5.00%, 12/1/2036	295,000	306,467
Dallas College, General Obligation, TX 5.00%, 2/15/2025	4,750,000	4,897,068
Dallas County Hospital District, General Obligation, TX 4.00%, 8/15/2034	610,000	619,468
Dallas Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2036 (d)	345,000	318,250
5.00%, 2/15/2030 (d)	620,000	693,694
Series A, 5.00%, 8/15/2024 (d)	210,000	214,465
Series A, 5.00%, 2/15/2025 (d)	830,000	855,830
Series B, 5.00%, 2/15/2026 (d)	600,000	630,629
Del Valle Independent School District, General Obligation, TX:
5.00%, 6/15/2032 (d)	2,760,000	3,185,821
5.00%, 6/15/2036 (d)	2,655,000	2,991,459
Denton Independent School District, General Obligation, TX:
4.00%, 8/15/2023 (d)	525,000	525,469
5.00%, 8/15/2028 (d)	175,000	180,132
Security Description	Principal Amount	Value
Dickinson Independent School District, General Obligation, TX 2.00%, 2/15/2046 (d)	$ 1,900,000	$ 1,164,588
Eagle Mountain & Saginaw Independent School District, General Obligation, TX 5.00%, 8/15/2030 (d)	125,000	131,220
Forney Independent School District, General Obligation, TX:
4.00%, 8/15/2044 (d)	2,500,000	2,474,110
5.00%, 8/15/2029 (d)	125,000	129,726
Series B, 5.00%, 8/15/2033 (d)	1,945,000	2,254,813
Series B, 5.00%, 8/15/2035 (d)	2,700,000	3,089,224
Series B, 5.00%, 8/15/2039 (d)	2,400,000	2,665,419
Fort Bend Independent School District, General Obligation, TX:
4.00%, 8/15/2032 (d)	275,000	285,757
5.00%, 8/15/2027 (d)	555,000	600,470
Series A, 5.00%, 8/15/2025 (d)	1,000,000	1,039,470
Fort Worth Independent School District, General Obligation, TX 5.00%, 2/15/2025 (d)	195,000	200,851
Frisco Independent School District, General Obligation, TX:
4.00%, 2/15/2035 (d)	525,000	548,701
5.00%, 8/15/2036 (d)	500,000	545,527
Galena Park Independent School District, General Obligation, TX 4.00%, 8/15/2034 (d)	375,000	387,285
Galveston Independent School District, General Obligation, TX:
4.00%, 2/1/2047 (d)	2,000,000	1,996,592
5.00%, 2/1/2032 (d)	750,000	848,788
Goose Creek Consolidated Independent School District, General Obligation, TX 2.13%, 2/15/2045 (d)	1,000,000	647,344
Grand Prairie Independent School District, General Obligation, TX 4.00%, 8/15/2030 (d)	100,000	102,323
Grapevine-Colleyville Independent School District, General Obligation, TX 5.00%, 8/15/2031 (d)	500,000	520,255

See accompanying notes to financial statements.
130

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Harris County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 11/15/2036	$ 395,000	$ 395,892
5.00%, 11/15/2025	275,000	285,725
Harris County Flood Control District Revenue, TX:
Series A, 5.00%, 10/1/2027	70,000	71,731
Series A, 5.00%, 10/1/2029	530,000	576,542
Series A, 5.00%, 10/1/2032	455,000	492,016
Series A, 5.00%, 10/1/2033	250,000	269,571
Harris County Flood Control District, General Obligation, TX:
3.00%, 10/1/2038	625,000	549,015
4.00%, 10/1/2033	760,000	807,696
4.00%, 10/1/2035	790,000	821,761
Series A, 4.00%, 9/15/2041 (c)	3,000,000	3,026,337
Series A, 4.00%, 10/1/2045	1,990,000	1,977,794
5.00%, 10/1/2031	500,000	565,104
Series A, 5.00%, 10/1/2029	1,465,000	1,653,803
Series A, 5.00%, 9/15/2035 (c)	2,000,000	2,353,026
Series A, 5.00%, 9/15/2036 (c)	1,000,000	1,167,176
Series A, 5.00%, 9/15/2040 (c)	3,335,000	3,776,080
Hays Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2025 (d)	930,000	929,333
Houston Independent School District, General Obligation, TX:
5.00%, 2/15/2031 (d)	500,000	536,740
5.00%, 7/15/2035	515,000	564,128
Series A, 5.00%, 2/15/2030 (d)	395,000	414,859
Series A, 5.00%, 2/15/2031 (d)	445,000	467,030
Humble Independent School District, General Obligation, TX Series A, 5.50%, 2/15/2025 (d)	110,000	114,299
Hurst-Euless-Bedford Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2028	140,000	151,745
Judson Independent School District, General Obligation, TX 5.00%, 2/1/2025 (d)	225,000	231,479
Security Description	Principal Amount	Value
Katy Independent School District, General Obligation, TX:
5.00%, 2/15/2048 (d)	$ 5,000,000	$ 5,468,775
Series D, 5.00%, 2/15/2025 (d)	405,000	416,894
Keller Independent School District, General Obligation, TX Series A, 5.00%, 8/15/2027 (d)	145,000	152,178
Lake Travis Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2043 (d)	30,000	32,223
Lamar Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2036 (d)	1,300,000	1,214,384
Leander Independent School District, General Obligation, TX Series A, Zero Coupon, 8/16/2044 (d)	25,000	10,955
Lewisville Independent School District, General Obligation, TX:
3.25%, 8/15/2036 (d)	100,000	95,962
Series A, 4.00%, 8/15/2026 (d)	180,000	182,457
5.00%, 8/15/2031 (d)	500,000	563,350
5.00%, 8/15/2023 (d)	300,000	300,569
5.00%, 8/15/2024 (d)	135,000	137,736
5.00%, 8/15/2026 (d)	300,000	318,191
Series B, 5.00%, 8/15/2028	525,000	544,849
Liberty Hill Independent School District, General Obligation, TX:
3.00%, 2/1/2037 (d)	1,500,000	1,360,738
3.00%, 2/1/2039 (d)	2,425,000	2,115,313
Lone Star College System, General Obligation, TX 5.00%, 2/15/2033	400,000	417,140
Lower Colorado River Authority Revenue, TX AGM, 5.00%, 5/15/2038 (d)	600,000	664,568
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX:
5.00%, 11/1/2026	150,000	153,691
5.00%, 11/1/2028	120,000	122,952
Series A, 5.00%, 11/1/2029	300,000	319,041
Series B, 5.00%, 11/1/2024	225,000	230,506

See accompanying notes to financial statements.
131

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Midway Independent School District/McLennan County, General Obligation, TX 5.00%, 8/15/2030 (d)	$ 705,000	$ 796,362
North Texas Municipal Water District Water System Revenue, TX:
Series A, 3.00%, 9/1/2032	13,185,000	12,752,742
5.00%, 9/1/2024	135,000	137,894
Northside Independent School District, General Obligation, TX:
2.38%, 8/15/2045 (d)	605,000	408,515
4.00%, 8/15/2034 (d)	750,000	787,698
Northwest Independent School District, General Obligation, TX:
3.00%, 2/15/2046 (d)	2,250,000	1,808,807
5.00%, 2/15/2042 (d)	380,000	399,337
Pasadena Independent School District, General Obligation, TX 5.00%, 2/15/2024 (d)	500,000	505,701
Pecos Barstow Toyah Independent School District, General Obligation, TX 4.00%, 2/15/2041 (d)	500,000	492,643
Permanent University Fund - Texas A&M University System Revenue, TX:
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	373,364
Series A, 5.50%, 7/1/2025	180,000	188,764
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2032	120,000	123,987
Series B, 5.00%, 7/1/2024	175,000	178,326
Pflugerville Independent School District, General Obligation, TX:
4.00%, 2/15/2043	4,915,000	4,816,390
5.00%, 2/15/2034	14,760,000	17,197,670
5.00%, 2/15/2035	8,090,000	9,354,411
Plano Independent School District, General Obligation, TX:
5.00%, 2/15/2027	1,625,000	1,744,613
5.00%, 2/15/2030	2,165,000	2,461,466
5.00%, 2/15/2033	1,565,000	1,841,594
Series A, 5.00%, 2/15/2028 (d)	200,000	210,364
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2037	3,170,000	3,239,703
Security Description	Principal Amount	Value
4.00%, 10/1/2039	$ 1,040,000	$ 1,053,554
4.00%, 10/1/2040	500,000	503,704
4.00%, 10/1/2046	6,125,000	6,014,742
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2024	500,000	511,015
Series A-2, 5.00%, 10/1/2027	600,000	651,593
Series A-2, 5.00%, 10/1/2029	800,000	902,122
Series A-2, 5.00%, 10/1/2032	1,810,000	2,072,604
Round Rock Independent School District, General Obligation, TX:
Series A, 3.00%, 8/1/2033 (d)	500,000	492,308
Series A, 4.00%, 8/1/2032 (d)	500,000	532,975
5.00%, 8/1/2026	150,000	159,191
5.00%, 8/1/2026 (d)	2,140,000	2,266,600
5.00%, 8/1/2031 (d)	480,000	528,089
Series A, 5.00%, 8/1/2030 (d)	1,080,000	1,210,137
Series A, 5.00%, 8/1/2031 (d)	610,000	682,158
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,878,179
San Antonio Independent School District, General Obligation, TX:
4.00%, 8/15/2033 (d)	1,000,000	1,059,350
4.00%, 8/15/2034 (d)	1,000,000	1,046,427
4.00%, 8/15/2040 (d)	610,000	618,313
4.00%, 8/15/2041 (d)	950,000	959,253
5.00%, 2/15/2027 (d)	510,000	525,628
5.00%, 8/15/2043 (d)	620,000	632,235
San Antonio Water System Revenue, TX:
Series A, 2.63%, 5/1/2049 (b)	550,000	544,938
4.00%, 5/15/2034	865,000	901,706
Series A, 4.00%, 5/15/2040	875,000	872,984
Series A, 5.00%, 5/15/2026	50,000	52,708
Series A, 5.00%, 5/15/2029	210,000	220,958
Series A, 5.00%, 5/15/2030	500,000	525,682
Series A, 5.00%, 5/15/2039	545,000	596,328
Series A, 5.00%, 5/15/2042	2,065,000	2,235,711
Series C, 5.00%, 5/15/2026	200,000	210,833
Series C, 5.00%, 5/15/2030	160,000	169,582
San Jacinto Community College District, General Obligation, TX 4.00%, 2/15/2046	500,000	490,355
Southwest Independent School District, General Obligation, TX 3.00%, 2/1/2039 (d)	1,000,000	872,484
Spring Branch Independent School District, General Obligation, TX 5.00%, 2/1/2034 (d)	3,000,000	3,489,074

See accompanying notes to financial statements.
132

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
State of Texas, General Obligation, TX:
Series A, 4.00%, 10/1/2033	$ 130,000	$ 134,413
Series A, 5.00%, 10/1/2024	165,000	168,858
Series A, 5.00%, 4/1/2026	100,000	105,093
Series A, 5.00%, 10/1/2026	120,000	127,431
Series A, 5.00%, 10/1/2027	280,000	291,680
Series A, 5.00%, 10/1/2030	105,000	113,359
Series A, 5.00%, 10/1/2032	200,000	215,774
Series B, 5.00%, 10/1/2033	360,000	388,034
Tarrant County College District, General Obligation, TX:
2.00%, 8/15/2036	1,700,000	1,313,050
4.00%, 8/15/2033	1,170,000	1,241,971
5.00%, 8/15/2027	1,150,000	1,246,541
5.00%, 8/15/2031	1,695,000	1,945,175
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,800,682
4.25%, 8/15/2048	2,500,000	2,476,014
5.25%, 8/15/2048	6,680,000	7,372,598
Tarrant Regional Water District Revenue, TX:
Series A, 2.00%, 9/1/2044	750,000	477,132
Series A, 4.00%, 9/1/2031	750,000	803,584
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2024	240,000	242,769
5.00%, 3/1/2025	250,000	257,548
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	2,655,000	2,357,532
Series A, 3.00%, 5/15/2039	2,050,000	1,800,241
Series A, 3.00%, 5/15/2040	750,000	649,108
Series C, 5.00%, 5/15/2025	220,000	227,983
Series E, 5.00%, 5/15/2027	160,000	172,924
Texas Public Finance Authority Revenue, TX 4.00%, 2/1/2039	2,000,000	2,020,249
Texas State University System Revenue, TX:
Series A, 4.00%, 3/15/2034	620,000	641,879
Series A, 5.00%, 3/15/2026	465,000	488,610
Series A, 5.00%, 3/15/2029	140,000	150,026
Texas Transportation Commission State Highway Fund Revenue, TX:
5.00%, 10/1/2023	240,000	241,061
5.00%, 10/1/2024	265,000	271,326
Series A, 5.00%, 10/1/2026	275,000	292,204
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2033	1,310,000	1,300,860
3.00%, 10/15/2034	800,000	792,413
3.00%, 10/15/2035	2,650,000	2,537,666
Security Description	Principal Amount	Value
3.00%, 10/15/2037	$ 5,025,000	$ 4,560,005
3.00%, 10/15/2039	1,375,000	1,216,084
4.00%, 8/1/2035	965,000	1,005,705
4.00%, 8/1/2036	150,000	152,882
4.00%, 10/15/2036	800,000	826,769
4.00%, 8/1/2037	1,150,000	1,172,446
4.00%, 10/15/2037	500,000	508,112
4.00%, 8/1/2038	2,240,000	2,266,985
4.00%, 10/15/2044	4,635,000	4,638,333
4.00%, 10/15/2045	5,745,000	5,743,290
Series A, 4.00%, 10/15/2037	680,000	691,598
5.00%, 10/15/2023	700,000	703,363
5.00%, 4/15/2024	925,000	937,898
5.00%, 4/15/2026	135,000	142,434
5.00%, 8/1/2026	500,000	530,940
5.00%, 10/15/2026	500,000	533,336
5.00%, 4/15/2029	840,000	917,250
5.00%, 4/15/2030	610,000	676,351
5.00%, 4/15/2031	770,000	871,948
5.00%, 10/15/2032	2,385,000	2,829,427
Series A, 5.00%, 4/15/2027	120,000	129,491
Tomball Independent School District, General Obligation, TX 5.00%, 2/15/2025 (d)	115,000	118,597
Trinity River Authority Central Regional Wastewater System Revenue, TX:
3.00%, 8/1/2032	530,000	519,626
5.00%, 8/1/2024	295,000	300,768
5.00%, 8/1/2025	335,000	347,472
5.00%, 8/1/2030	100,000	107,666
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	426,971
Series A, 3.00%, 2/15/2041	500,000	430,179
Series A, 4.00%, 2/15/2025	265,000	268,819
Series A, 5.00%, 2/15/2025	380,000	391,402
Series A, 5.00%, 2/15/2029	500,000	558,836
Series A, 5.00%, 2/15/2030	175,000	183,080
University of North Texas System Revenue, TX:
Series A, 5.00%, 4/15/2025	200,000	206,394
Series A, 5.00%, 4/15/2030	120,000	129,175
Series A, 5.00%, 4/15/2031	115,000	123,822
Via Metropolitan Transit Revenue, TX:
5.00%, 7/15/2025	180,000	186,615
5.00%, 7/15/2026	280,000	295,794
5.00%, 7/15/2028	505,000	539,467
Waller Consolidated Independent School District, General Obligation, TX 3.00%, 2/15/2040 (d)	915,000	761,626
		434,794,841

See accompanying notes to financial statements.
133

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
UTAH — 0.8%
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2027	$ 145,000	$ 158,074
City of Salt Lake City Public Utilities Revenue, UT 5.00%, 2/1/2042	2,335,000	2,511,183
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2028	2,485,000	2,743,885
Series A, 5.00%, 7/1/2029	2,010,000	2,262,648
Series A, 5.00%, 7/1/2045	910,000	991,717
State of Utah, General Obligation, UT:
5.00%, 7/1/2023	425,000	425,000
5.00%, 7/1/2025	5,000,000	5,199,429
5.00%, 7/1/2026	1,430,000	1,518,293
5.00%, 7/1/2028	925,000	1,027,288
5.00%, 7/1/2031	655,000	735,927
Series B, 5.00%, 7/1/2023	600,000	600,000
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2039	800,000	807,535
Series B, 5.00%, 8/1/2035	4,000,000	4,641,494
Series B-1, 5.00%, 8/1/2023	170,000	170,218
Series B, 5.25%, 8/1/2048 (c)	6,000,000	6,776,397
		30,569,088
VIRGINIA — 2.1%
Chesterfield County Economic Development Authority Revenue, VA Series F, 2.00%, 4/1/2041	525,000	373,937
City of Alexandria, General Obligation, VA Series C, 5.00%, 7/1/2028	500,000	544,380
City of Richmond Public Utility Revenue, VA:
4.00%, 1/15/2036	300,000	304,843
5.00%, 1/15/2024	760,000	767,503
County of Arlington, General Obligation, VA:
4.00%, 6/15/2033	700,000	742,353
Series A, 4.00%, 8/1/2035	900,000	950,478
Series A, 4.00%, 8/1/2038	4,190,000	4,286,838
County of Fairfax Sewer Revenue, VA:
4.00%, 7/15/2040	1,610,000	1,632,387
5.00%, 7/15/2046	865,000	959,009
County of Fairfax, General Obligation, VA:
4.00%, 10/1/2037	13,760,000	14,355,450
Series A, 4.00%, 10/1/2026	5,000,000	5,181,441
Series A, 5.00%, 10/1/2028	500,000	557,204
Series A, 5.00%, 10/1/2031	1,410,000	1,619,182
Series A, 5.00%, 10/1/2034	695,000	793,093
Series A, 5.00%, 10/1/2037	610,000	671,409
Security Description	Principal Amount	Value
County of Loudoun, General Obligation, VA:
Series A, 4.00%, 12/1/2038	$ 3,500,000	$ 3,619,629
Series A, Class A, 5.00%, 12/1/2025	4,550,000	4,768,992
Fairfax County Water Authority Revenue, VA 5.00%, 4/1/2041	675,000	715,161
Hampton Roads Transportation Accountability Commission Revenue, VA:
Series A, 4.00%, 7/1/2045	885,000	880,769
Series A, 5.00%, 7/1/2038	650,000	713,047
Loudoun County Economic Development Authority Revenue, VA:
2.00%, 12/1/2038	2,000,000	1,512,119
4.00%, 12/1/2031	4,950,000	5,269,339
Virginia College Building Authority Revenue, VA:
3.00%, 2/1/2036	3,500,000	3,253,389
3.00%, 2/1/2038	1,000,000	879,160
4.00%, 2/1/2036	1,220,000	1,262,474
4.00%, 2/1/2038	2,660,000	2,686,577
4.00%, 2/1/2040	680,000	680,869
Series A, 4.00%, 2/1/2037	3,390,000	3,468,376
5.00%, 2/1/2024	320,000	323,428
5.00%, 2/1/2025	155,000	159,680
5.00%, 2/1/2026	825,000	866,596
5.00%, 2/1/2028	500,000	548,360
5.00%, 2/1/2030	825,000	941,065
Series A, 5.00%, 2/1/2027	500,000	536,682
Series A, 5.00%, 9/1/2028	60,000	63,698
Series D, 5.00%, 2/1/2024	210,000	212,249
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2037	1,515,000	1,376,134
3.00%, 5/15/2041	300,000	257,109
3.25%, 5/15/2043	1,100,000	963,543
4.00%, 5/15/2038	340,000	344,092
5.00%, 3/15/2028	575,000	626,028
5.00%, 3/15/2032	130,000	140,948
Series A, 5.00%, 5/15/2032	585,000	636,039
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2034	820,000	861,758
Series A, 4.00%, 8/1/2035	260,000	271,098
Series A, 4.00%, 8/1/2038	750,000	767,334
Series A, 4.00%, 8/1/2040	810,000	817,947
5.00%, 8/1/2024	2,000,000	2,041,232
Series A, 5.00%, 8/1/2025	2,100,000	2,182,900
Series A, 5.00%, 8/1/2029	150,000	163,213
Series B, 5.00%, 8/1/2026	750,000	795,503
Series B, 5.00%, 8/1/2028	755,000	835,806
Series B, 5.00%, 8/1/2030	200,000	229,485

See accompanying notes to financial statements.
134

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Virginia Public School Authority Revenue, VA 5.00%, 8/1/2025	$ 175,000	$ 182,123
Virginia Resources Authority Revenue, VA 5.00%, 11/1/2045	80,000	83,644
		80,677,102
WASHINGTON — 4.5%
Auburn School District No. 408 of King & Pierce Counties, General Obligation, WA:
3.00%, 12/1/2037	525,000	471,449
3.00%, 12/1/2038	615,000	546,214
4.00%, 12/1/2036	720,000	732,843
5.00%, 12/1/2028	500,000	544,236
5.00%, 12/1/2029	150,000	163,206
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S1, 4.00%, 11/1/2046	1,080,000	1,052,889
Series S-1, 5.00%, 11/1/2027	85,000	88,910
Series S-1, 5.00%, 11/1/2028	1,405,000	1,564,066
Series S-1, 5.00%, 11/1/2035	440,000	463,051
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	200,000	214,251
City of Seattle, General Obligation, WA:
Series A, 5.00%, 6/1/2024	225,000	228,747
Series A, 5.00%, 12/1/2027	2,500,000	2,735,276
Clark County School District No. 114 Evergreen, General Obligation, WA:
5.00%, 12/1/2030	1,390,000	1,585,959
5.00%, 12/1/2031	2,000,000	2,288,096
5.00%, 12/1/2032	500,000	569,764
Clark County School District No. 37 Vancouver, General Obligation, WA 4.00%, 12/1/2034	570,000	596,565
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (b)	850,000	792,425
5.00%, 7/1/2042	200,000	209,770
County of King, General Obligation, WA:
5.00%, 7/1/2025	170,000	174,762
5.00%, 7/1/2027	160,000	164,454
5.00%, 7/1/2029	560,000	575,777
5.00%, 7/1/2031	225,000	231,661
Series E, 5.00%, 12/1/2028	225,000	235,189
Series E, 5.00%, 12/1/2029	305,000	317,946
Energy Northwest Revenue, WA:
4.00%, 7/1/2042	3,090,000	3,103,809
5.00%, 7/1/2025	180,000	186,755
Security Description	Principal Amount	Value
5.00%, 7/1/2026	$ 535,000	$ 554,868
5.00%, 7/1/2030	625,000	716,146
5.00%, 7/1/2033	2,300,000	2,714,557
5.00%, 7/1/2037	1,285,000	1,419,399
5.00%, 7/1/2040	11,460,000	12,642,851
Series A, 5.00%, 7/1/2025	205,000	212,693
Series A, 5.00%, 7/1/2027	1,165,000	1,233,427
Series A, 5.00%, 7/1/2028	560,000	604,605
Series A, 5.00%, 7/1/2033	1,065,000	1,160,252
Series A, 5.00%, 7/1/2036	1,750,000	2,037,478
Series A, 5.00%, 7/1/2039	1,345,000	1,527,648
Series C, 5.00%, 7/1/2027	125,000	127,265
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	482,268
Franklin County School District No. 1 Pasco, General Obligation, WA 5.00%, 12/1/2030	535,000	580,716
Grant County Public Utility District No. 2 Electric Revenue, WA Series S, 2.00%, 1/1/2044 (b)	500,000	497,313
King County Housing Authority Revenue, WA 3.50%, 5/1/2038	500,000	459,766
King County School District No. 210 Federal Way, General Obligation, WA 5.00%, 12/1/2032	500,000	565,144
King County School District No. 401 Highline, General Obligation, WA:
3.13%, 12/1/2032	470,000	468,432
5.00%, 12/1/2040 (c)	3,250,000	3,661,990
5.00%, 12/1/2041 (c)	4,000,000	4,491,074
King County School District No. 405 Bellevue, General Obligation, WA:
5.00%, 12/1/2026	130,000	139,106
5.00%, 12/1/2029	300,000	320,611
King County School District No. 411 Issaquah, General Obligation, WA:
5.00%, 12/1/2028	100,000	106,736
5.00%, 12/1/2031	100,000	108,761
5.00%, 12/1/2032	300,000	326,023
King County School District No. 414 Lake Washington, General Obligation, WA 4.00%, 12/1/2026	110,000	113,107
North Thurston Public Schools, General Obligation, WA 4.00%, 12/1/2034	545,000	575,411
Pierce County School District No. 10 Tacoma, General Obligation, WA 5.00%, 12/1/2027	120,000	125,462

See accompanying notes to financial statements.
135

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Pierce County School District No. 3 Puyallup, General Obligation, WA 5.00%, 12/1/2030	$ 495,000	$ 533,816
Port of Seattle Revenue, WA:
Series A, 5.00%, 8/1/2029	3,000,000	3,337,683
Series A, 5.00%, 8/1/2032	2,250,000	2,606,853
Port of Seattle, General Obligation, WA 5.00%, 6/1/2026	100,000	101,558
Port of Tacoma, General Obligation, WA:
Series A, 5.00%, 12/1/2031	295,000	313,591
Series A, 5.00%, 12/1/2032	360,000	381,610
Spokane County School District No. 354 Mead, General Obligation, WA 5.00%, 12/1/2035	490,000	523,502
Spokane County School District No. 81 Spokane, General Obligation, WA 5.00%, 12/1/2038	10,000,000	11,342,027
State of Washington, General Obligation, WA:
Series R, 4.00%, 7/1/2026	2,000,000	2,061,916
Series R-2015, 4.00%, 7/1/2026	450,000	453,340
Series R-2021C, 4.00%, 8/1/2035	800,000	841,698
5.00%, 8/1/2023	100,000	100,128
5.00%, 2/1/2025	5,000,000	5,152,537
5.00%, 2/1/2027	3,500,000	3,755,544
5.00%, 2/1/2029	500,000	559,487
5.00%, 6/1/2029	650,000	732,347
5.00%, 2/1/2030	910,000	1,038,023
5.00%, 8/1/2033	755,000	846,502
5.00%, 2/1/2034	770,000	842,096
5.00%, 6/1/2035	925,000	1,045,195
5.00%, 8/1/2036	585,000	646,494
5.00%, 6/1/2037	750,000	843,960
5.00%, 8/1/2038	2,500,000	2,770,019
5.00%, 6/1/2039	505,000	549,684
5.00%, 6/1/2040	2,280,000	2,503,178
5.00%, 2/1/2041	1,345,000	1,467,107
5.00%, 6/1/2042	500,000	551,485
5.00%, 6/1/2043	1,470,000	1,610,919
5.00%, 2/1/2045	500,000	540,275
Series 2016A, 5.00%, 7/1/2024	165,000	168,136
Series A, 5.00%, 8/1/2027	110,000	119,359
Series A, 5.00%, 8/1/2031	330,000	349,622
Series A, 5.00%, 8/1/2034	300,000	317,024
Series A, 5.00%, 8/1/2035	400,000	426,090
Series A, 5.00%, 8/1/2037	500,000	541,567
Series A, 5.00%, 8/1/2040	4,450,000	4,930,089
Series A, Class A, 5.00%, 8/1/2043	590,000	644,223
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2044	$ 515,000	$ 560,426
Series A-1, 5.00%, 8/1/2031	5,395,000	6,313,650
Series A-1, 5.00%, 8/1/2033	120,000	124,468
Series A-1, 5.00%, 8/1/2034	300,000	310,863
Series A-2, 5.00%, 8/1/2043	4,280,000	4,768,103
Series A-3, 5.00%, 8/1/2044	9,000,000	9,962,539
Series A-3, 5.00%, 8/1/2046	10,020,000	11,040,983
Series B, 5.00%, 7/1/2024	115,000	117,185
Series B, 5.00%, 2/1/2029	135,000	138,867
Series B, 5.00%, 7/1/2031	355,000	372,332
Series B, 5.00%, 7/1/2033	285,000	298,704
Series C, 5.00%, 2/1/2028	2,485,000	2,723,111
Series C, 5.00%, 2/1/2032	105,000	110,267
Series C, 5.00%, 2/1/2035	450,000	462,470
Series C, 5.00%, 2/1/2039	525,000	569,069
Series C, 5.00%, 2/1/2041	1,230,000	1,370,974
Series C, 5.00%, 2/1/2042	720,000	791,409
Series C, 5.00%, 2/1/2043	550,000	609,759
Series D, 5.00%, 2/1/2029	250,000	262,668
Series D, 5.00%, 6/1/2036	690,000	755,970
Series F, 5.00%, 6/1/2039	4,975,000	5,545,872
Series F, 5.00%, 6/1/2044	3,190,000	3,493,208
Series R, 5.00%, 7/1/2026	120,000	123,305
Series R-2015E, 5.00%, 7/1/2024	175,000	178,326
Series R-2015E, 5.00%, 7/1/2026	65,000	66,809
Series R-2017A, 5.00%, 8/1/2023	100,000	100,128
Series R-2017A, 5.00%, 8/1/2027	500,000	528,374
Series R-2017C, 5.00%, 8/1/2024	350,000	357,216
Series R-2017C, 5.00%, 8/1/2025	135,000	140,412
Series R-2018D, 5.00%, 8/1/2029	290,000	313,744
Series R-2020B, 5.00%, 1/1/2026	730,000	765,640
Series R-2020C, 5.00%, 7/1/2027	550,000	595,751
Series -R-2020D, 5.00%, 7/1/2025	750,000	778,735
Series R-H, 5.00%, 7/1/2026	110,000	113,029
University of Washington Revenue, WA:
Series A, 4.00%, 12/1/2041	300,000	299,442
Series C, 5.00%, 4/1/2032	1,750,000	1,980,856
Series C, 5.00%, 4/1/2034	745,000	841,022
		171,245,549
WEST VIRGINIA — 0.2%
State of West Virginia, General Obligation, WV:
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	751,990

See accompanying notes to financial statements.
136

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series B-GROUP 2, 4.00%, 12/1/2042	$ 475,000	$ 476,432
5.00%, 6/1/2027	800,000	864,886
5.00%, 12/1/2029	1,295,000	1,442,492
5.00%, 12/1/2032	705,000	794,342
5.00%, 6/1/2034	575,000	644,757
5.00%, 6/1/2044	500,000	535,911
Series A, 5.00%, 6/1/2024	140,000	142,419
Series A, 5.00%, 6/1/2026	130,000	137,542
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	801,075
West Virginia Parkways Authority Revenue, WV:
5.00%, 6/1/2039	565,000	627,759
5.00%, 6/1/2040	750,000	829,962
		8,049,567
WISCONSIN — 1.2%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2023	110,000	110,220
Series A, 4.00%, 10/1/2025	690,000	705,471
Series A, 4.00%, 10/1/2032	5,925,000	6,356,113
Public Finance Authority Revenue, WI 5.00%, 3/1/2029	300,000	312,871
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2037	750,000	824,478
State of Wisconsin Revenue, WI Series B, 5.00%, 5/1/2033	115,000	121,225
State of Wisconsin, General Obligation, WI:
Series A, Class A, 4.00%, 5/1/2041	3,025,000	3,041,467
5.00%, 5/1/2025	85,000	87,956
5.00%, 5/1/2026	500,000	528,874
5.00%, 11/1/2028	205,000	221,998
5.00%, 5/1/2036	2,670,000	2,955,333
5.00%, 5/1/2037	605,000	665,331
Series 2, 5.00%, 5/1/2038	2,085,000	2,401,707
Series 2021-2, 5.00%, 5/1/2025	1,200,000	1,241,732
Series 3, 5.00%, 11/1/2031	530,000	572,012
Series 4, 5.00%, 5/1/2031	3,000,000	3,501,316
Series 4, 5.00%, 5/1/2036	6,000,000	6,935,985
Series A, 5.00%, 5/1/2027	945,000	978,886
Series B, 5.00%, 5/1/2034	850,000	952,444
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2040	675,000	596,846
Series A, 3.00%, 7/1/2041	805,000	699,895
Series A, 4.00%, 7/1/2038	750,000	760,684
Security Description	Principal Amount	Value
Series 1, 5.00%, 7/1/2027	$ 2,620,000	$ 2,835,883
Series A, 5.00%, 7/1/2043	7,640,000	8,612,568
Series 1, 5.00%, 7/1/2024	205,000	208,855
		46,230,150
WYOMING — 0.1%
University of Wyoming Revenue, WY:
AGM, 4.00%, 6/1/2043 (d)	1,550,000	1,531,181
AGM, 4.00%, 6/1/2044 (d)	735,000	721,979
Wyoming Community Development Authority Revenue, WY Series 2, 2.10%, 12/1/2035	500,000	403,395
		2,656,555
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,012,716,935)		3,861,465,386
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (e) (f) (Cost $26,196,143)	26,196,143	26,196,143
TOTAL INVESTMENTS — 101.7% (Cost $4,038,913,078)		3,887,661,529
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(63,838,600)
NET ASSETS — 100.0%		$ 3,823,822,929
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.4%
Assured Guaranty Municipal Corp.	1.1%
Build America Mutual Assurance Company	0.5%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
UT	Unlimited Tax
VRN	Variable Rate Note

See accompanying notes to financial statements.
137

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,861,465,386	$—	$3,861,465,386
Short-Term Investment	26,196,143	—	—	26,196,143
TOTAL INVESTMENTS	$26,196,143	$3,861,465,386	$—	$3,887,661,529

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,639,766	$3,639,766	$1,501,793,681	$1,479,237,304	$—	$—	26,196,143	$26,196,143	$1,408,511

See accompanying notes to financial statements.
138

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.8%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2025	$ 670,000	$ 700,517
Series A, 5.00%, 11/1/2026	4,980,000	5,318,870
Series A, 5.00%, 11/1/2028	1,265,000	1,411,539
University of Alabama Revenue, AL 5.00%, 7/1/2024	725,000	737,711
		8,168,637
ALASKA — 0.1%
Alaska Municipal Bond Bank Authority Revenue, AK 5.00%, 12/1/2027	1,945,000	2,090,367
ARIZONA — 0.9%
Gilbert Water Resource Municipal Property Corp. Revenue, AZ:
5.00%, 7/15/2026	4,750,000	5,040,554
5.00%, 7/15/2027	4,500,000	4,883,706
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2026	3,200,000	3,378,751
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	4,061,940
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation, AZ Series D, 5.00%, 7/1/2024	700,000	712,959
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
5.00%, 1/1/2025	2,000,000	2,057,732
Series A, 5.00%, 1/1/2026	8,350,000	8,765,863
State of Arizona Lottery Revenue, AZ 5.00%, 7/1/2026	5,000,000	5,296,927
State of Arizona, Certificate Participation, AZ:
5.00%, 10/1/2027	3,000,000	3,260,466
Series A, 5.00%, 10/1/2023	760,000	763,066
		38,221,964
CALIFORNIA — 21.3%
Bay Area Toll Authority Revenue, CA:
Series A, Class A, 2.63%, 4/1/2045 (a)	425,000	413,451
Series B, Class B, 2.85%, 4/1/2047 (a)	480,000	473,993
Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, Class B2, 3.00%, 10/1/2047 (a)	$ 5,600,000	$ 5,559,045
5.00%, 10/1/2025	6,100,000	6,386,856
5.00%, 6/1/2026	4,500,000	4,784,332
5.00%, 10/1/2028	4,000,000	4,486,759
Series 2016, 5.00%, 10/1/2023	500,000	502,403
California State Public Works Board Revenue, CA:
5.00%, 11/1/2024	9,090,000	9,336,290
Series A, 5.00%, 8/1/2025	3,065,000	3,194,154
Series A, 5.00%, 2/1/2026	25,020,000	26,364,139
Series B, 5.00%, 5/1/2024	1,200,000	1,219,916
Series B, 5.00%, 10/1/2024	905,000	927,942
Series B, 5.00%, 5/1/2025	1,475,000	1,526,508
Series B, 5.00%, 5/1/2026	2,100,000	2,225,375
Series B, 5.00%, 12/1/2027	13,150,000	14,433,407
Series B, 5.00%, 12/1/2028	5,950,000	6,673,235
Series C, 5.00%, 11/1/2024	7,290,000	7,487,520
Series C, 5.00%, 11/1/2026	5,000,000	5,359,937
Series C, 5.00%, 11/1/2028	2,500,000	2,798,826
California State University Revenue, CA Series B-2-REMK, Class B2, 0.55%, 11/1/2049 (a)	4,000,000	3,548,419
Chabot-Las Positas Community College District, General Obligation, CA Series B, 5.00%, 8/1/2024	5,960,000	6,089,218
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	34,030,000	34,657,156
City of Long Beach Harbor Revenue, CA 5.00%, 5/15/2025	7,700,000	8,002,130
City of Los Angeles Department of Airports Revenue, CA:
Series B, Class B, 5.00%, 5/15/2026	2,385,000	2,530,346
Series C, 5.00%, 5/15/2024	600,000	610,436
City of Los Angeles Wastewater System Revenue, CA Series B, 5.00%, 6/1/2027	2,695,000	2,929,198
East Side Union High School District, General Obligation, CA Series C, 2.00%, 8/1/2025	10,000,000	9,672,265
Los Angeles Community College District, General Obligation, CA Series I, 3.00%, 8/1/2023	250,000	249,990

See accompanying notes to financial statements.
139

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, Class A, 5.00%, 6/1/2024	$ 7,245,000	$ 7,376,079
Series A, Class A, 5.00%, 6/1/2025	6,900,000	7,163,118
Series A, 5.00%, 7/1/2025	4,080,000	4,252,380
Series A, 5.00%, 6/1/2026	4,500,000	4,790,821
Series A, 5.00%, 7/1/2026	4,280,000	4,564,530
Series A, Class A, 5.00%, 6/1/2027	5,375,000	5,848,345
Los Angeles Department of Water & Power Revenue, CA:
5.00%, 7/1/2026	9,570,000	10,167,181
Series A, 5.00%, 7/1/2027	2,720,000	2,959,129
Series A, 5.00%, 7/1/2028	10,000,000	11,120,654
Series A, 5.00%, 7/1/2027	2,000,000	2,175,830
Series B, 5.00%, 7/1/2024	18,400,000	18,773,146
Series C, 5.00%, 7/1/2025	3,715,000	3,863,907
Series C, 5.00%, 7/1/2027	1,080,000	1,174,948
Series E, 5.00%, 7/1/2027	1,875,000	2,039,841
Series E, 5.00%, 7/1/2028	1,500,000	1,668,098
Los Angeles Department of Water & Power Water System Revenue, CA Series D, 5.00%, 7/1/2027	590,000	642,803
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2024	9,840,000	10,034,718
5.00%, 7/1/2025	6,480,000	6,749,946
5.00%, 7/1/2026	2,820,000	3,003,290
Series A, 5.00%, 7/1/2023	250,000	250,000
Series A, Class A, 5.00%, 7/1/2024	14,615,000	14,904,207
Series A, Class B, 5.00%, 7/1/2025	5,465,000	5,692,663
Series A, Class A, 5.00%, 7/1/2026	13,000,000	13,844,954
Series C, Class C, 5.00%, 7/1/2027	3,075,000	3,353,859
Series QRR, 5.00%, 7/1/2027	4,000,000	4,362,744
Los Rios Community College District, General Obligation, CA 3.00%, 8/1/2024	1,000,000	997,801
Marin Community College District, General Obligation, CA Series B, 4.00%, 8/1/2040	500,000	523,163
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	4,018,105
Series B, 3.00%, 7/1/2027	6,735,000	6,807,803
Security Description	Principal Amount	Value
Series B, 4.00%, 8/1/2023	$ 255,000	$ 255,000
Series B, 4.00%, 10/1/2024	3,000,000	3,041,650
Series B, 4.00%, 10/1/2025	1,465,000	1,498,808
Series A, 5.00%, 7/1/2024	2,245,000	2,290,749
Series A, 5.00%, 10/1/2027	1,250,000	1,374,804
Series B, 5.00%, 8/1/2024	555,000	566,338
Series C, 5.00%, 7/1/2024	2,000,000	2,041,346
Municipal Improvement Corp. of Los Angeles Revenue, CA:
5.00%, 11/1/2025	1,955,000	2,046,737
5.00%, 11/1/2026	9,470,000	10,139,261
Series A, 5.00%, 11/1/2024	7,860,000	7,987,988
Orange County Transportation Authority Revenue, CA 5.00%, 10/15/2024	72,230,000	74,071,540
Sacramento County Sanitation Districts Financing Authority Revenue, CA Series A, 5.00%, 12/1/2025	2,390,000	2,512,427
Sacramento Municipal Utility District Revenue, CA Series F, 5.00%, 8/15/2025	3,125,000	3,260,729
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028 (b)	4,125,000	4,574,950
San Diego County Water Authority Revenue, CA Series A-REV, 5.00%, 5/1/2026	2,250,000	2,389,367
San Francisco Bay Area Rapid Transit District, General Obligation, CA:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,614,761
Series C-1, 5.00%, 8/1/2025	1,695,000	1,769,557
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,672,307
Series A, 5.00%, 10/1/2028	7,000,000	7,855,484
Series B, 5.00%, 10/1/2028	12,320,000	13,825,652
San Francisco Unified School District, General Obligation, CA:
4.00%, 6/15/2024	3,605,000	3,645,304
4.00%, 6/15/2025	10,740,000	10,924,421
Series B, 4.00%, 6/15/2024	2,445,000	2,472,335
5.00%, 6/15/2027	5,000,000	5,429,921
San Juan Unified School District, General Obligation, CA:
3.00%, 8/1/2024	7,045,000	7,039,822
3.00%, 8/1/2025	2,500,000	2,499,267
San Mateo Foster City Public Financing Authority Revenue, CA Series B, 5.00%, 8/1/2025	4,905,000	5,118,738

See accompanying notes to financial statements.
140

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
San Mateo Union High School District, General Obligation, CA Series A, 4.00%, 9/1/2023	$ 525,000	$ 525,667
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.00%, 6/1/2025	2,220,000	2,308,428
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,363,904
Southern California Public Power Authority Revenue, CA:
5.00%, 7/1/2025	2,400,000	2,498,088
5.00%, 7/1/2026	750,000	798,747
State of California Department of Water Resources Revenue, CA:
5.00%, 12/1/2025	800,000	839,646
5.00%, 12/1/2026	670,000	720,770
Series BA, 5.00%, 12/1/2023	750,000	756,191
Series BB, 5.00%, 12/1/2024	12,730,000	13,100,929
Series BB, 5.00%, 12/1/2025	8,165,000	8,569,634
State of California, General Obligation, CA:
3.00%, 3/1/2026	8,000,000	7,992,755
4.00%, 10/1/2024	38,030,000	38,539,408
4.00%, 10/1/2025	8,750,000	8,932,976
4.00%, 3/1/2026	5,000,000	5,125,949
4.00%, 3/1/2027	8,995,000	9,325,830
4.00%, 3/1/2028	8,000,000	8,398,891
5.00%, 8/1/2023	105,000	105,146
5.00%, 9/1/2023	325,000	325,982
5.00%, 11/1/2023	500,000	503,193
5.00%, 8/1/2024	10,500,000	10,732,125
5.00%, 9/1/2024	10,510,000	10,760,590
5.00%, 10/1/2024	5,500,000	5,641,442
5.00%, 12/1/2024	1,100,000	1,132,206
5.00%, 10/1/2025	3,600,000	3,762,109
5.00%, 11/1/2025	29,165,000	30,533,544
5.00%, 12/1/2025	13,000,000	13,634,963
5.00%, 9/1/2026	6,150,000	6,551,963
5.00%, 10/1/2026	37,220,000	39,726,663
5.00%, 11/1/2026	3,050,000	3,261,542
5.00%, 12/1/2026	17,500,000	18,749,360
5.00%, 10/1/2027	41,590,000	45,444,557
5.00%, 11/1/2027	3,500,000	3,831,429
5.00%, 12/1/2027	3,000,000	3,290,174
5.00%, 10/1/2028	7,660,000	8,556,241
Series A, Class A, 5.00%, 11/1/2026	2,910,000	3,111,831
Series A, Class A, 5.00%, 11/1/2027	5,645,000	6,179,548
Security Description	Principal Amount	Value
University of California Revenue, CA:
5.00%, 5/15/2027	$ 2,555,000	$ 2,783,876
5.00%, 5/15/2028	23,980,000	26,717,768
Series BE, 5.00%, 5/15/2024	1,500,000	1,527,791
		880,148,428
COLORADO — 1.1%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO 5.00%, 12/1/2027	1,500,000	1,637,907
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	5,000,000	5,318,498
City of Colorado Springs Utilities System Revenue, CO:
5.00%, 11/15/2027	1,000,000	1,093,062
Series A, 5.00%, 11/15/2024	2,000,000	2,052,597
Series A, 5.00%, 11/15/2025	1,050,000	1,098,258
Series A-1, 5.00%, 11/15/2026	2,550,000	2,725,922
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2027	5,000,000	5,475,230
Pueblo City Schools, General Obligation, CO:
5.00%, 12/15/2024	3,900,000	4,006,850
5.00%, 12/15/2025	4,225,000	4,428,064
5.00%, 12/15/2026	4,650,000	4,981,709
State of Colorado, Certificate Participation, CO:
Series A, 5.00%, 12/15/2024	750,000	767,448
Series A, 5.00%, 12/15/2025	3,250,000	3,389,793
Series A, Class A, 5.00%, 12/15/2027	1,750,000	1,904,851
Weld County School District No. 6 Greeley, General Obligation, CO 5.00%, 12/1/2027	3,070,000	3,358,919
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2028	1,325,000	1,477,556
		43,716,664
CONNECTICUT — 5.0%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,153,289
5.00%, 4/1/2028	2,850,000	3,127,508
Connecticut State Health & Educational Facilities Authority Revenue, CT:
1.10%, 7/1/2033 (a)	2,815,000	2,701,208
1.10%, 7/1/2049 (a)	10,000,000	9,595,765
2.80%, 7/1/2048 (a)	23,560,000	23,081,831

See accompanying notes to financial statements.
141

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series S-RE, 5.00%, 7/1/2027	$ 6,000,000	$ 6,522,749
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2025	1,345,000	1,387,289
State of Connecticut Special Tax Revenue, CT:
5.00%, 1/1/2024	655,000	660,727
5.00%, 5/1/2025	750,000	775,542
Series A, 5.00%, 5/1/2025	2,105,000	2,176,689
Series A, Class A, 5.00%, 7/1/2027	2,500,000	2,703,050
Series B, Class B, 5.00%, 10/1/2025	935,000	974,004
Series B, Class B, 5.00%, 7/1/2027	3,500,000	3,784,270
Series B, Class B, 5.00%, 10/1/2028	1,300,000	1,439,338
Series C, 5.00%, 1/1/2026	500,000	523,553
Series D, Class D, 5.00%, 11/1/2026	2,525,000	2,691,031
Series D, Class D, 5.00%, 11/1/2027	2,045,000	2,226,435
State of Connecticut, General Obligation, CT:
Series 2021 A, Class A, 3.00%, 1/15/2026	5,000,000	4,957,302
4.00%, 1/15/2027	7,595,000	7,849,342
Series 2021 A, Class A, 4.00%, 1/15/2026	6,650,000	6,793,248
Series B, 4.00%, 6/1/2026	7,445,000	7,639,982
Series C, 4.00%, 6/1/2026	1,075,000	1,103,154
Series C, 4.00%, 6/1/2028	3,840,000	4,036,058
5.00%, 7/15/2027	2,000,000	2,160,227
Series A, Class A, 5.00%, 4/15/2026	12,895,000	13,580,370
Series A, Class A, 5.00%, 1/15/2027	1,000,000	1,068,499
Series B, 5.00%, 2/15/2025	4,805,000	4,955,303
Series B, 5.00%, 2/15/2026	12,000,000	12,594,059
Series B, 5.00%, 2/15/2027	2,000,000	2,140,825
Series B, 5.00%, 8/1/2028	1,500,000	1,655,306
Series D, 5.00%, 7/15/2024	1,500,000	1,529,639
Series D, 5.00%, 7/15/2025	3,500,000	3,632,116
Series D, 5.00%, 7/15/2026	11,945,000	12,647,176
Series D, 5.00%, 9/15/2026	2,500,000	2,656,293
Series D, 5.00%, 9/15/2027	3,680,000	3,988,253
Series E, 5.00%, 11/15/2025	7,000,000	7,310,316
Series E, 5.00%, 11/15/2026	5,510,000	5,875,536
Series E, 5.00%, 11/15/2027	3,925,000	4,268,359
Series F, 5.00%, 9/15/2025	6,065,000	6,312,389
Series F, 5.00%, 9/15/2026	1,405,000	1,492,837
Series G, 5.00%, 11/15/2024	10,000,000	10,262,984
Town of Greenwich, General Obligation, CT:
5.00%, 1/15/2025	2,000,000	2,061,390
Security Description	Principal Amount	Value
5.00%, 1/15/2027	$ 5,130,000	$ 5,538,590
University of Connecticut Revenue, CT Series A, 5.00%, 2/15/2026	2,670,000	2,802,178
		207,436,009
DELAWARE — 0.5%
County of New Castle, General Obligation, DE 5.00%, 10/1/2023	250,000	251,099
State of Delaware, General Obligation, DE:
5.00%, 3/1/2024	880,000	890,842
5.00%, 2/1/2025	2,780,000	2,864,811
5.00%, 2/1/2026	7,425,000	7,818,222
5.00%, 2/1/2028	1,500,000	1,650,502
Series A, 5.00%, 10/1/2024	3,500,000	3,583,548
Series A, Class A, 5.00%, 1/1/2025	3,265,000	3,359,248
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	579,770
		20,998,042
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC:
Series A, 5.00%, 3/1/2024	780,000	789,458
Series A, 5.00%, 3/1/2025	6,040,000	6,231,251
Series A, 5.00%, 3/1/2026	9,340,000	9,838,084
Series C, 5.00%, 10/1/2026	5,000,000	5,335,137
Series C, 5.00%, 12/1/2026	3,845,000	4,118,209
Series C, 5.00%, 12/1/2027	7,250,000	7,935,457
District of Columbia Water & Sewer Authority Revenue, DC Series C, VRN, 1.75%, 10/1/2054 (a)	8,250,000	8,017,104
District of Columbia, General Obligation, DC:
4.00%, 2/1/2026	2,200,000	2,254,622
4.00%, 2/1/2027	1,350,000	1,402,084
Series A, 5.00%, 1/1/2028	2,300,000	2,520,030
Series B, 5.00%, 6/1/2028	6,000,000	6,630,638
Series A, 5.00%, 10/15/2026	5,000,000	5,339,824
Series D, 5.00%, 6/1/2024	505,000	513,501
Series E, 5.00%, 2/1/2025	525,000	540,608
Series E, 5.00%, 2/1/2028	2,235,000	2,453,187
Metropolitan Washington Airports Authority Aviation Revenue Revenue, DC Series B, 5.00%, 10/1/2024	2,000,000	2,041,609
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2024	2,000,000	2,037,074
Series A, 5.00%, 7/15/2025	2,635,000	2,734,464

See accompanying notes to financial statements.
142

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2027	$ 3,000,000	$ 3,245,090
		73,977,431
FLORIDA — 2.3%
Alachua County School Board, Certificate Participation, FL 5.00%, 7/1/2026 (c)	325,000	340,782
Central Florida Expressway Authority Revenue, FL 5.00%, 7/1/2026 (c)	500,000	528,957
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2024	5,750,000	5,875,260
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2024	500,000	506,789
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2027	1,030,000	1,112,445
Florida Department of Management Services Revenue, FL Series A, 5.00%, 9/1/2023	560,000	561,525
Lee County School Board, Certificate Participation, FL Series A, Class A, 5.00%, 8/1/2026	620,000	654,437
Okaloosa County School Board, Certificate Participation, FL Series A, 5.00%, 10/1/2026	1,750,000	1,859,481
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2023	500,000	502,271
Series A, 5.00%, 10/1/2026	700,000	745,801
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,942,341
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2027	1,800,000	1,955,404
State of Florida, General Obligation, FL:
5.00%, 7/1/2023	620,000	620,000
5.00%, 6/1/2028	14,365,000	15,881,810
Series A, 5.00%, 6/1/2024	12,375,000	12,588,868
Series A, Class A, 5.00%, 6/1/2025	10,861,000	11,264,925
Series A, 5.00%, 7/1/2027	10,135,000	11,010,008
Series A, 5.00%, 6/1/2028	5,000,000	5,527,954
Series B, 5.00%, 6/1/2025	2,600,000	2,696,695
Series B, 5.00%, 6/1/2027	12,170,000	13,175,833
Series C, 5.00%, 6/1/2024	2,940,000	2,990,810
Volusia County School Board, Certificate Participation, FL Series B, COPs, 5.00%, 8/1/2024	4,500,000	4,583,212
		96,925,608
Security Description	Principal Amount	Value
GEORGIA — 2.6%
Athens-Clarke County Unified Government, General Obligation, GA 5.00%, 12/1/2026	$ 7,395,000	$ 7,913,000
City of Atlanta Airport Passenger Facility Charge Revenue, GA Series F-SUB, Class F, 5.00%, 7/1/2024	4,320,000	4,397,436
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2026	5,735,000	6,063,770
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,149,273
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	2,983,712
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	15,195,000	16,552,340
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	3,125,000	3,310,579
5.00%, 7/1/2027	860,000	931,538
Gwinnett County School District, General Obligation, GA Series B, Class B, 5.00%, 8/1/2026	885,000	941,374
Gwinnett County Water & Sewerage Authority Revenue, GA 5.00%, 8/1/2023	525,000	525,674
Henry County School District, General Obligation, GA 4.00%, 8/1/2026	2,500,000	2,575,019
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	2,500,000	2,769,053
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2025	8,000,000	8,335,067
State of Georgia, General Obligation, GA:
Series C-GRP 4, 4.00%, 7/1/2027	18,000,000	18,891,623
Series A, 5.00%, 7/1/2023	600,000	600,000
Series A, 5.00%, 8/1/2025	5,500,000	5,724,997
Series A, Class A, 5.00%, 7/1/2026	1,000,000	1,062,039
Series A, 5.00%, 8/1/2026	2,500,000	2,660,008
Series A, 5.00%, 7/1/2027 (b)	5,000,000	5,431,616
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	12,500,000	13,275,484
		106,093,602

See accompanying notes to financial statements.
143

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
HAWAII — 1.1%
City & County of Honolulu, General Obligation, HI:
Series A, Class A, 5.00%, 11/1/2026	$ 3,950,000	$ 4,218,782
Series A, Class A, 5.00%, 11/1/2027	5,360,000	5,846,955
Series B, Class B, 5.00%, 3/1/2025	13,780,000	14,211,818
Series D, Class D, 5.00%, 8/1/2025	4,825,000	5,016,459
Series E, Class E, 5.00%, 3/1/2026	650,000	684,152
Series E, Class E, 5.00%, 3/1/2027	2,500,000	2,687,503
Series E, Class E, 5.00%, 3/1/2028	10,125,000	11,114,748
		43,780,417
IDAHO — 0.1%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,896,202
Series A, 5.00%, 8/15/2028	1,650,000	1,824,724
		3,720,926
ILLINOIS — 1.2%
Illinois Finance Authority Revenue, IL:
5.00%, 1/1/2025	2,895,000	2,976,009
5.00%, 7/1/2025	4,995,000	5,182,454
5.00%, 1/1/2026	4,620,000	4,845,556
5.00%, 7/1/2026	1,000,000	1,060,269
5.00%, 7/1/2027	4,400,000	4,771,204
Series A, 5.00%, 10/1/2025	5,500,000	5,725,796
Illinois State Toll Highway Authority Revenue, IL:
5.00%, 1/1/2026	1,980,000	2,069,394
5.00%, 1/1/2027	5,215,000	5,564,016
Series B, 5.00%, 1/1/2026	1,845,000	1,928,299
Series B, 5.00%, 1/1/2028	1,830,000	1,989,734
Series C, 5.00%, 1/1/2028	1,650,000	1,794,022
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2024	3,075,000	3,144,083
Sales Tax Securitization Corp. Revenue, IL:
5.00%, 1/1/2028	3,250,000	3,472,951
Series A, 5.00%, 1/1/2027	5,000,000	5,283,606
		49,807,393
INDIANA — 0.6%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2026	2,690,000	2,856,577
Security Description	Principal Amount	Value
Indiana Finance Authority Revenue, IN:
5.00%, 10/1/2024	$ 500,000	$ 511,076
5.00%, 2/1/2025	6,785,000	6,984,606
5.00%, 10/1/2025	1,680,000	1,748,230
5.00%, 2/1/2027	1,925,000	2,064,872
Series A, 5.00%, 6/1/2024	545,000	553,782
Series A, 5.00%, 2/1/2026	1,000,000	1,048,140
Series A, 5.00%, 2/1/2027	7,010,000	7,506,076
		23,273,359
IOWA — 0.0% (d)
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2027	1,750,000	1,897,487
KANSAS — 0.3%
Johnson County Public Building Commission Revenue, KS Series A, Class A, 5.00%, 9/1/2025	9,495,000	9,868,467
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series B, 5.00%, 9/1/2023	850,000	852,314
Kansas Development Finance Authority Revenue, KS Series B, 5.00%, 5/1/2025	2,000,000	2,063,441
		12,784,222
KENTUCKY — 0.0% (d)
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2023	100,000	100,000
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, Class A, 5.00%, 4/1/2027	1,610,000	1,731,027
		1,831,027
LOUISIANA — 0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2027	3,500,000	3,746,046
State of Louisiana, General Obligation, LA:
Series A, Class A, 5.00%, 3/1/2025	7,830,000	8,081,779
Series A, Class A, 5.00%, 4/1/2027	3,725,000	4,014,620
Series A, Class A, 5.00%, 4/1/2028	8,750,000	9,630,582
Series C, 5.00%, 8/1/2023	125,000	125,162
		25,598,189

See accompanying notes to financial statements.
144

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
MAINE — 0.3%
State of Maine, General Obligation, ME:
Series B, 4.00%, 6/1/2025	$ 1,500,000	$ 1,525,716
Series B, 5.00%, 6/1/2024	700,000	711,594
Series B, 5.00%, 6/1/2025	3,000,000	3,109,312
Series B, 5.00%, 6/1/2026	2,990,000	3,165,174
Series D, 5.00%, 6/1/2026	3,785,000	4,006,751
		12,518,547
MARYLAND — 4.2%
County of Baltimore, General Obligation, MD 5.00%, 3/1/2025	5,000,000	5,160,778
County of Harford, General Obligation, MD Series B, 5.00%, 7/1/2025	8,115,000	8,433,885
County of Montgomery, General Obligation, MD:
Series A, 4.00%, 8/1/2024	11,000,000	11,111,634
Series B, 4.00%, 11/1/2024	815,000	825,319
Series B, 4.00%, 11/1/2025	13,335,000	13,639,287
Series A, 5.00%, 8/1/2026	15,500,000	16,477,940
Series A, 5.00%, 8/1/2027	13,500,000	14,659,437
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2024	7,860,000	8,015,308
Series A, 5.00%, 7/15/2025	9,500,000	9,881,417
Series A, 5.00%, 8/1/2027	7,790,000	8,459,038
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027 (b)	1,300,000	1,389,502
State of Maryland Department of Transportation Revenue, MD:
5.00%, 10/1/2025	14,000,000	14,590,192
5.00%, 10/1/2026	8,090,000	8,611,581
5.00%, 10/1/2027	1,865,000	2,029,259
Series 2022-B, 5.00%, 12/1/2027	3,700,000	4,040,171
Series A, 5.00%, 12/1/2027	2,190,000	2,391,344
Series B, 5.00%, 12/1/2026	15,615,000	16,682,587
State of Maryland, General Obligation, MD:
5.00%, 8/1/2026	7,180,000	7,633,007
5.00%, 8/1/2027	2,000,000	2,171,768
Series A, 5.00%, 8/1/2023	925,000	926,167
Series A, 5.00%, 8/1/2026	9,000,000	9,567,836
Series B, 5.00%, 8/1/2024	5,015,000	5,115,723
Series C, 5.00%, 8/1/2023	500,000	500,631
		172,313,811
MASSACHUSETTS — 3.3%
City of Boston, General Obligation, MA:
Series A, Class A, 5.00%, 11/1/2024	7,475,000	7,668,709
Series A, 5.00%, 11/1/2027	5,000,000	5,482,038
Security Description	Principal Amount	Value
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 9/1/2026	$ 20,940,000	$ 22,295,589
Series A, 5.00%, 5/1/2028	2,000,000	2,206,249
Series B, 5.00%, 7/1/2024	5,555,000	5,661,108
Series B, 5.00%, 11/1/2024	10,000,000	10,256,520
Series B, 5.00%, 11/1/2025	8,500,000	8,893,002
Series D, 5.00%, 11/1/2028	5,000,000	5,576,575
Series E, 5.00%, 11/1/2026	4,015,000	4,290,838
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	13,620,000	13,832,244
5.00%, 7/1/2025	2,500,000	2,596,274
5.00%, 7/1/2028	1,000,000	1,108,114
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,609,501
5.00%, 2/1/2026	3,500,000	3,682,688
5.00%, 8/1/2026	935,000	994,843
5.00%, 2/1/2027	1,000,000	1,076,186
5.00%, 2/1/2028	1,125,000	1,238,386
Series 21, 5.00%, 8/1/2025	510,000	530,863
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2025	7,900,000	8,264,512
Series A, 5.00%, 10/15/2027	1,670,000	1,829,182
Series FF, 5.00%, 10/1/2027 (b)	2,145,000	2,334,887
Series FF, 5.00%, 10/1/2028 (b)	1,000,000	1,110,921
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2049	11,300,000	11,886,660
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, MA Series A, 5.00%, 1/1/2024	500,000	504,566
Massachusetts Water Resources Authority Revenue, MA:
Series B, 5.00%, 8/1/2025	4,185,000	4,358,524
Series C, 5.00%, 8/1/2023	890,000	891,119
University of Massachusetts Building Authority Revenue, MA:
Series 2019-1, 5.00%, 5/1/2025	500,000	517,298
Series 2021-1, 5.00%, 11/1/2025	4,000,000	4,179,440
		136,876,836

See accompanying notes to financial statements.
145

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
MICHIGAN — 0.5%
Birmingham City School District, General Obligation, MI:
5.00%, 5/1/2027	$ 1,675,000	$ 1,799,851
5.00%, 5/1/2028	1,250,000	1,371,163
Brighton Area School District, General Obligation, MI Series A, 5.00%, 5/1/2025	2,000,000	2,064,159
Michigan State Building Authority Revenue, MI:
5.00%, 4/15/2025	2,000,000	2,066,043
5.00%, 4/15/2026	1,000,000	1,053,150
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,626,719
Series A, 5.00%, 8/15/2028	3,750,000	4,147,100
State of Michigan Trunk Line Revenue, MI Series A, 5.00%, 11/15/2024	1,000,000	1,026,029
University of Michigan Revenue, MI:
Series A, 5.00%, 4/1/2024	825,000	836,504
Series A, 5.00%, 4/1/2025	3,170,000	3,277,206
		20,267,924
MINNESOTA — 1.8%
City of Minneapolis, General Obligation, MN 3.00%, 12/1/2025	8,740,000	8,715,203
County of Hennepin, General Obligation, MN Series B, Class B, 5.00%, 12/15/2025	820,000	859,016
State of Minnesota, General Obligation, MN:
2.00%, 8/1/2023	600,000	599,221
3.00%, 8/1/2026	630,000	619,143
Series E, 3.00%, 8/1/2024	3,500,000	3,498,884
Series E, 3.00%, 8/1/2025	12,150,000	11,954,901
5.00%, 8/1/2027	1,845,000	2,007,168
Series A, 5.00%, 8/1/2024	600,000	612,370
Series A, 5.00%, 8/1/2025	12,845,000	13,378,365
Series A, 5.00%, 8/1/2026	520,000	553,124
Series B, 5.00%, 9/1/2026	13,500,000	14,386,568
Series B, 5.00%, 8/1/2027	6,000,000	6,527,374
Series D, 5.00%, 8/1/2027	10,610,000	11,542,573
University of Minnesota Revenue, MN Series B, 5.00%, 12/1/2023	500,000	503,560
		75,757,470
MISSOURI — 0.6%
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,735,000	1,897,454
Security Description	Principal Amount	Value
Missouri Highway & Transportation Commission Revenue, MO 5.00%, 11/1/2026	$ 10,465,000	$ 11,187,397
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2025	10,760,000	11,201,740
		24,286,591
NEBRASKA — 0.0% (d)
Omaha Public Power District Revenue, NE Series B, 5.00%, 2/1/2028	1,600,000	1,750,431
NEVADA — 0.6%
County of Clark Revenue, NV Series C, Class C, 5.00%, 7/1/2025	5,950,000	6,169,794
County of Clark, General Obligation, NV:
Series A, 5.00%, 11/1/2023	260,000	261,458
Series B, 5.00%, 12/1/2025	1,150,000	1,202,621
Las Vegas Valley Water District, General Obligation, NV:
Series A, 5.00%, 6/1/2024	600,000	609,992
Series B, 5.00%, 6/1/2025	900,000	932,285
Series C, 5.00%, 6/1/2026	14,340,000	15,167,809
		24,343,959
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH 5.00%, 7/1/2027 (c)	2,370,000	2,562,492
NEW JERSEY — 1.0%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	7,500,000	7,472,512
Hudson County Improvement Authority Revenue, NJ:
4.00%, 10/1/2024	650,000	656,525
4.00%, 10/1/2025	535,000	545,372
New Jersey Educational Facilities Authority Revenue, NJ:
5.00%, 3/1/2027	31,370,000	33,915,572
Series B, 5.00%, 7/1/2023	505,000	505,000
		43,094,981
NEW MEXICO — 1.2%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2026	3,400,000	3,596,440
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series B, 4.00%, 7/1/2023	965,000	965,000
Series A, 5.00%, 7/1/2023	600,000	600,000

See accompanying notes to financial statements.
146

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2026	$ 10,000,000	$ 10,579,146
Series A, Class A, 5.00%, 7/1/2027	26,935,000	29,101,535
State of New Mexico, General Obligation, NM 5.00%, 3/1/2026	3,500,000	3,683,897
		48,526,018
NEW YORK — 18.7%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,877,480
Series B, 5.00%, 11/1/2028	4,000,000	4,455,160
City of New York, General Obligation, NY:
5.00%, 8/1/2027	30,305,000	32,786,207
5.00%, 8/1/2028	2,100,000	2,317,429
Series 1, 5.00%, 8/1/2028	2,400,000	2,648,490
Series A, 5.00%, 8/1/2024	1,105,000	1,126,723
Series A, 5.00%, 8/1/2026	3,350,000	3,555,272
Series A-1, 5.00%, 8/1/2025	16,825,000	17,468,561
Series A-1, 5.00%, 8/1/2026	17,000,000	18,041,677
Series A-1, 5.00%, 9/1/2027	12,160,000	13,177,970
Series B-1, 5.00%, 10/1/2025	1,065,000	1,109,427
Series B-1, 5.00%, 11/1/2026	18,060,000	19,271,167
Series B-1, 5.00%, 8/1/2027	12,000,000	12,982,494
Series C, 5.00%, 8/1/2025	1,210,000	1,256,283
Series C, 5.00%, 8/1/2026	6,860,000	7,280,347
Series C-1, 5.00%, 8/1/2025	1,120,000	1,162,840
Series C-1, 5.00%, 8/1/2026	3,065,000	3,252,808
Series E, 5.00%, 8/1/2024	10,000,000	10,196,592
Series E, 5.00%, 8/1/2025	2,250,000	2,336,063
Series F-1, 5.00%, 8/1/2028	1,600,000	1,765,660
Series J-10-REMK, 5.00%, 8/1/2026	4,040,000	4,287,551
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,440,933
County of Westchester, General Obligation, NY:
5.00%, 10/15/2025	8,240,000	8,597,955
5.00%, 10/15/2026	8,655,000	9,240,435
Series D, 5.00%, 12/15/2024	600,000	617,039
Erie County Industrial Development Agency Revenue, NY 5.00%, 5/1/2026	1,000,000	1,059,423
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 7/1/2024	3,100,000	3,155,567
5.00%, 7/1/2025	1,000,000	1,038,117
Series A, 5.00%, 7/1/2023	500,000	500,000
Series A, 5.00%, 7/1/2024	685,000	697,279
Series B, 5.00%, 7/1/2023	600,000	600,000
Security Description	Principal Amount	Value
New York City Municipal Water Finance Authority Revenue, NY:
4.00%, 6/15/2024	$ 6,240,000	$ 6,292,312
5.00%, 6/15/2024	615,000	625,835
5.00%, 6/15/2025	750,000	777,773
5.00%, 6/15/2026	47,360,000	50,191,064
5.00%, 6/15/2027	1,750,000	1,833,687
Series AA-2, 5.00%, 6/15/2028	500,000	535,838
Series CC-, 5.00%, 6/15/2025	8,905,000	9,234,759
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,061,262
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,177,185
New York City Transitional Finance Authority Building Aid Revenue, NY:
5.00%, 7/15/2023	1,030,000	1,030,496
Series S1A, 5.00%, 7/15/2026	1,300,000	1,378,356
Series S1A, 5.00%, 7/15/2027	1,000,000	1,084,473
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	581,263
Series S-3-SUBSER, 5.00%, 7/15/2026	1,050,000	1,113,288
Series S-4A, 5.00%, 7/15/2026	4,730,000	5,015,096
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.00%, 11/1/2024	14,915,000	15,295,644
5.00%, 11/1/2025	15,795,000	16,503,562
5.00%, 5/1/2026	2,100,000	2,216,594
5.00%, 11/1/2026	14,690,000	15,675,163
5.00%, 11/1/2027	12,600,000	13,728,608
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	5,335,317
Series 1-REMK, 5.00%, 11/1/2027	3,955,000	4,309,257
Series A-1, 5.00%, 11/1/2025	9,725,000	10,161,263
Series A-1, 5.00%, 11/1/2026	5,325,000	5,682,113
Series A-1, 5.00%, 11/1/2027	1,245,000	1,356,517
Series A-1, 5.00%, 11/1/2028	7,335,000	8,138,542
Series B-1, 5.00%, 11/1/2025	1,095,000	1,144,122
Series B-1, 5.00%, 8/1/2026	3,000,000	3,183,825
Series D-S, 5.00%, 11/1/2024	10,000,000	10,255,209
Series D-S, 5.00%, 11/1/2025	1,500,000	1,567,290
Series D-S, 5.00%, 11/1/2026	3,375,000	3,601,339
Series F-1, 5.00%, 2/1/2025	1,015,000	1,045,965
New York State Dormitory Authority Revenue, NY:
5.00%, 2/15/2024	5,000	5,059
5.00%, 10/1/2025 (c)	1,200,000	1,248,746
5.00%, 10/1/2027 (c)	3,600,000	3,903,563

See accompanying notes to financial statements.
147

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 1, 5.00%, 1/15/2024	$ 625,000	$ 631,170
Series A, 5.00%, 7/1/2023	740,000	740,000
Series A, 5.00%, 3/15/2024	7,000,000	7,094,682
Series A, 5.00%, 7/1/2024	1,380,000	1,406,288
Series A, 5.00%, 9/15/2024	10,000,000	10,229,990
Series A, 5.00%, 10/1/2024	1,575,000	1,610,856
Series A, 5.00%, 3/15/2025	2,500,000	2,582,328
Series A, 5.00%, 9/15/2025	9,000,000	9,372,946
Series A, 5.00%, 3/15/2026	4,050,000	4,262,081
Series A, 5.00%, 7/1/2026	2,635,000	2,803,925
Series A, 5.00%, 3/15/2027	12,455,000	13,390,396
Series A, 5.00%, 10/1/2028	13,840,000	15,309,187
Series B, 5.00%, 10/1/2024	600,000	613,659
Series C, 5.00%, 3/15/2025	5,920,000	6,117,680
Series D, 5.00%, 2/15/2024	150,000	151,778
Series D, 5.00%, 2/15/2025	1,085,000	1,118,939
Series D, 5.00%, 2/15/2026	11,815,000	12,412,050
Series D, 5.00%, 2/15/2027	885,000	955,054
Series E, 5.00%, 3/15/2027	27,950,000	30,031,948
New York State Environmental Facilities Corp. Revenue, NY:
5.00%, 6/15/2024	585,000	595,635
5.00%, 6/15/2026	4,945,000	5,243,624
5.00%, 6/15/2027	3,750,000	4,066,588
Series A, 5.00%, 6/15/2024	1,400,000	1,425,452
Series A, 5.00%, 6/15/2025	2,590,000	2,689,393
Series A, 5.00%, 6/15/2026	5,615,000	5,954,085
Series B, 5.00%, 6/15/2027	6,000,000	6,506,541
Series B, 5.00%, 6/15/2028	2,455,000	2,718,972
Series B-SUB, 5.00%, 6/15/2026	720,000	763,480
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2026	20,175,000	21,242,189
Series A, 5.00%, 3/15/2027	17,955,000	19,312,034
New York State Urban Development Corp. Revenue, NY:
5.00%, 3/15/2025	9,450,000	9,761,202
5.00%, 3/15/2028	3,295,000	3,620,106
Series A, 5.00%, 3/15/2026	5,000,000	5,271,128
Series E GROUP 1, 5.00%, 3/15/2025	22,500,000	23,240,956
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	31,618,791
Port Authority of New York & New Jersey Revenue, NY:
Series 230TH, 4.00%, 12/1/2027	3,750,000	3,954,606
5.00%, 7/15/2023	725,000	725,345
Series 222, 5.00%, 7/15/2026	3,125,000	3,318,954
Sales Tax Asset Receivable Corp. Revenue, NY Series A, 4.00%, 10/15/2023	100,000	100,247
Security Description	Principal Amount	Value
Town of Brookhaven, General Obligation, NY:
Series C, 5.00%, 1/15/2025	$ 7,585,000	$ 7,829,321
Series C, 5.00%, 1/15/2026	3,475,000	3,661,571
Triborough Bridge & Tunnel Authority Revenue, NY:
4.00%, 5/15/2027	27,725,000	28,914,866
5.00%, 11/15/2027	17,300,000	18,867,487
5.00%, 11/15/2028	4,750,000	5,297,086
Series B, 5.00%, 11/15/2024	510,000	522,587
Series B, 5.00%, 5/15/2027	10,000,000	10,803,941
Series B, 5.00%, 11/15/2028	13,335,000	14,696,151
Series F-REMK 10/27/21, 5.00%, 11/1/2026	2,425,000	2,587,629
		771,738,258
NORTH CAROLINA — 1.8%
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2024	9,105,000	9,274,452
5.00%, 7/1/2025	2,000,000	2,077,806
5.00%, 7/1/2026	1,850,000	1,964,226
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2025	1,000,000	1,042,096
5.00%, 9/1/2026	1,250,000	1,331,310
5.00%, 9/1/2027	1,300,000	1,416,284
5.00%, 9/1/2028	1,000,000	1,113,484
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	5,840,000	6,439,311
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2027	525,000	567,581
Series A, 5.00%, 6/1/2028	825,000	910,515
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2027	10,000,000	10,902,710
County of Wake Revenue, NC:
5.00%, 3/1/2025	3,250,000	3,353,973
5.00%, 3/1/2026	650,000	684,323
County of Wake, General Obligation, NC:
Series A, 5.00%, 5/1/2028	5,000,000	5,532,177
Series A, 5.00%, 3/1/2025	7,950,000	8,206,940
State of North Carolina Revenue, NC Series B, 5.00%, 5/1/2026	4,465,000	4,721,602
State of North Carolina, General Obligation, NC:
Series A, 5.00%, 6/1/2025	10,000,000	10,370,021
Series A, 5.00%, 6/1/2026	3,000,000	3,180,063
Series A, 5.00%, 6/1/2027	2,000,000	2,169,158
Series B, 5.00%, 6/1/2025	625,000	648,126
		75,906,158

See accompanying notes to financial statements.
148

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
OHIO — 2.4%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2025	$ 3,285,000	$ 3,346,906
City of Columbus, General Obligation, OH:
Series A, 3.00%, 8/15/2023	795,000	794,693
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,067,885
Series A, 5.00%, 4/1/2024	6,050,000	6,132,141
Series A, 5.00%, 4/1/2026	9,000,000	9,489,925
Series A, 5.00%, 4/1/2028	1,095,000	1,206,735
Series A, Class A, 5.00%, 8/15/2028	6,750,000	7,498,783
County of Cuyahoga Revenue, OH Series D, 5.00%, 12/1/2025	7,000,000	7,303,736
Ohio State University Revenue, OH:
5.00%, 12/1/2025	6,000,000	6,267,439
5.00%, 12/1/2026	2,600,000	2,777,760
Series A, 5.00%, 12/1/2024	7,000,000	7,175,700
Series A, 5.00%, 12/1/2025	2,500,000	2,611,433
Ohio Water Development Authority Revenue, OH:
5.00%, 6/1/2024	500,000	508,866
5.00%, 12/1/2025	670,000	701,929
Series A, 5.00%, 6/1/2026	1,960,000	2,075,954
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 5.00%, 6/1/2024	2,925,000	2,976,867
Series B, 5.00%, 12/1/2024	6,675,000	6,856,467
Series B, 5.00%, 12/1/2025	1,480,000	1,550,529
State of Ohio Revenue, OH:
5.00%, 12/15/2024	725,000	744,760
5.00%, 2/1/2027	3,435,000	3,677,346
Series 1, 5.00%, 12/15/2027	1,000,000	1,090,668
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,068,621
Series 2019-1, 5.00%, 12/15/2025	655,000	685,534
State of Ohio, General Obligation, OH:
5.00%, 8/1/2025	5,000,000	5,198,407
Series A, 5.00%, 9/1/2023	325,000	325,910
Series A, 5.00%, 6/15/2025	2,995,000	3,107,057
Series A, 5.00%, 5/1/2026	2,125,000	2,244,755
Series A, 5.00%, 6/15/2026	2,820,000	2,987,020
Series B, 5.00%, 8/1/2023	130,000	130,167
Series B, 5.00%, 9/15/2024	2,500,000	2,557,498
		98,161,491
Security Description	Principal Amount	Value
OKLAHOMA — 0.7%
City of Tulsa, General Obligation, OK 5.00%, 3/1/2025	$ 2,950,000	$ 3,040,030
Oklahoma Capitol Improvement Authority Revenue, OK:
5.00%, 7/1/2023	500,000	500,000
Series 2020A, 5.00%, 7/1/2025	3,900,000	4,040,246
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,468,280
Oklahoma State University Revenue, OK Series A, 5.00%, 9/1/2025	800,000	833,166
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2025	2,000,000	2,054,787
Series A, 5.00%, 1/1/2026	4,250,000	4,453,323
Series D, 5.00%, 1/1/2024	505,000	509,440
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,433,443
Tulsa Public Facilities Authority Revenue, OK 5.00%, 6/1/2024	500,000	507,071
		26,839,786
OREGON — 1.4%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 12/1/2028	14,615,000	16,336,716
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2027	13,955,000	15,100,528
Salem-Keizer School District No. 24J, General Obligation, OR 5.00%, 6/15/2025	705,000	730,431
State of Oregon, General Obligation, OR:
5.00%, 5/1/2026	6,745,000	7,130,753
5.00%, 5/1/2027	2,050,000	2,214,368
Series A, 5.00%, 5/1/2027	645,000	696,716
Series A, 5.00%, 5/1/2028	1,000,000	1,104,050
Series A, 5.00%, 5/1/2024	11,000,000	11,171,613
Series A, 5.00%, 5/1/2027	3,000,000	3,240,539
		57,725,714
PENNSYLVANIA — 1.4%
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 5/15/2025	9,245,000	9,571,972
5.00%, 7/15/2025	7,000,000	7,271,231
5.00%, 10/1/2025	3,135,000	3,267,161
5.00%, 5/15/2026	10,035,000	10,595,513

See accompanying notes to financial statements.
149

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.00%, 5/15/2027	$ 3,300,000	$ 3,557,770
5.00%, 10/1/2027	10,000,000	10,868,222
5.00%, 1/1/2024	605,000	610,378
2nd Series, 5.00%, 9/15/2023	615,000	617,104
Series 2020, 5.00%, 5/1/2025	11,950,000	12,363,427
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series A, 5.00%, 12/1/2023	500,000	503,742
		59,226,520
SOUTH CAROLINA — 0.6%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	11,480,000	12,353,427
State of South Carolina, General Obligation, SC:
Series A, 5.00%, 4/1/2024	4,985,000	5,054,514
Series A, 5.00%, 4/1/2025	7,440,000	7,691,613
		25,099,554
TENNESSEE — 0.7%
City of Knoxville, General Obligation, TN 5.00%, 5/1/2025	7,235,000	7,491,823
County of Shelby, General Obligation, TN Series B, 5.00%, 4/1/2026	3,855,000	4,064,851
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN:
Series A, 5.00%, 7/1/2025	2,000,000	2,073,880
Series A, 5.00%, 7/1/2026	1,500,000	1,588,195
Series B, 5.00%, 7/1/2023	750,000	750,000
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series B, 4.00%, 1/1/2027	4,000,000	4,145,466
Series B, 4.00%, 1/1/2028	9,775,000	10,261,711
		30,375,926
TEXAS — 9.3%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,340,872
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2024 (c)	5,910,000	6,028,698
5.00%, 8/1/2025 (c)	4,795,000	4,978,410
5.00%, 8/1/2026 (c)	1,250,000	1,325,082
5.00%, 8/1/2027	1,000,000	1,083,476
5.00%, 8/1/2028	1,000,000	1,105,531
Series 2019, 5.00%, 8/1/2023 (c)	660,000	660,823
Security Description	Principal Amount	Value
Bexar County Hospital District, General Obligation, TX:
5.00%, 2/15/2025	$ 2,015,000	$ 2,074,820
5.00%, 2/15/2027	1,080,000	1,154,897
Brazosport Independent School District, General Obligation, TX 5.00%, 2/15/2025 (c)	6,500,000	6,697,107
City of Austin Electric Utility Revenue, TX Series A, 5.00%, 11/15/2026	500,000	532,345
City of Austin, General Obligation, TX 5.00%, 9/1/2026	9,105,000	9,663,295
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2025	8,125,000	8,372,678
Series A, 5.00%, 2/15/2028	17,500,000	19,129,381
City of Fort Worth, General Obligation, TX:
5.00%, 3/1/2025	9,630,000	9,923,893
5.00%, 3/1/2028	5,130,000	5,600,977
City of Houston Combined Utility System Revenue, TX:
Series C, 5.00%, 11/15/2024	865,000	885,070
Series C, 5.00%, 11/15/2026	1,000,000	1,060,410
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2024	3,225,000	3,260,531
Series A, 5.00%, 3/1/2026	2,500,000	2,624,816
City of San Antonio Electric & Gas Systems Revenue, TX:
4.00%, 2/1/2026	1,040,000	1,060,811
5.00%, 2/1/2024	475,000	479,682
5.00%, 2/1/2026	1,000,000	1,047,887
5.00%, 2/1/2027	3,650,000	3,906,234
Collin County Community College District, General Obligation, TX:
5.00%, 8/15/2027	3,680,000	3,972,596
5.00%, 8/15/2028	3,355,000	3,690,109
Series A, 5.00%, 8/15/2024	3,000,000	3,062,460
Series A, 5.00%, 8/15/2025	3,990,000	4,139,192
Series A, 5.00%, 8/15/2026	4,825,000	5,101,360
Comal Independent School District, General Obligation, TX:
5.00%, 2/1/2025 (c)	3,225,000	3,316,369
5.00%, 2/1/2026 (c)	4,000,000	4,195,597
Series B, 5.00%, 2/1/2024 (c)	640,000	646,455
Conroe Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2025 (c)	2,000,000	2,060,967
Series A, 5.00%, 2/15/2026 (c)	2,400,000	2,521,897

See accompanying notes to financial statements.
150

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2028 (c)	$ 1,085,000	$ 1,188,480
County of Collin, General Obligation, TX 5.00%, 2/15/2028 (b)	1,450,000	1,583,997
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2025	2,000,000	2,080,189
Series A, 5.00%, 8/15/2027	2,225,000	2,414,487
Series A, 5.00%, 8/15/2028	2,100,000	2,317,107
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2024	5,000,000	5,119,354
Series A, 5.00%, 10/1/2025	10,000,000	10,421,566
Series A, 5.00%, 10/1/2026	2,390,000	2,541,803
County of Williamson, General Obligation, TX:
4.00%, 2/15/2026	4,250,000	4,363,572
5.00%, 2/15/2024	800,000	809,170
5.00%, 2/15/2025	530,000	546,494
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028 (c)	2,805,000	3,071,249
Series A, 5.00%, 2/15/2025 (c)	7,000,000	7,213,384
Series A, 5.00%, 2/15/2026 (c)	9,910,000	10,410,784
Dallas Area Rapid Transit Revenue, TX 5.00%, 12/1/2025	1,185,000	1,236,698
Dallas College, General Obligation, TX:
5.00%, 2/15/2027	3,000,000	3,216,559
5.00%, 2/15/2028	2,500,000	2,735,033
Dallas Independent School District, General Obligation, TX:
4.00%, 2/15/2026 (c)	4,460,000	4,567,374
Series A, Class A, 4.00%, 2/15/2026 (c)	14,660,000	15,012,938
Series B, 5.00%, 2/15/2025 (c)	11,945,000	12,316,740
Del Valle Independent School District, General Obligation, TX 5.00%, 6/15/2027 (c)	2,500,000	2,696,486
Denton Independent School District, General Obligation, TX 5.00%, 8/15/2025 (c)	1,625,000	1,690,153
Fort Bend Independent School District, General Obligation, TX:
Series B, 0.72%, 8/1/2051 (a) (c)	2,580,000	2,288,241
Security Description	Principal Amount	Value
5.00%, 8/15/2024 (c)	$ 2,250,000	$ 2,296,845
5.00%, 8/15/2025 (c)	3,990,000	4,147,485
Series A, 5.00%, 8/15/2027 (c)	2,100,000	2,272,049
Frisco Independent School District, General Obligation, TX 3.00%, 2/15/2026 (c)	6,100,000	6,019,690
Harris County Flood Control District Revenue, TX Series A, 5.00%, 10/1/2024	3,500,000	3,583,548
Hays Consolidated Independent School District, General Obligation, TX Series A, 3.00%, 2/15/2026 (c)	1,055,000	1,051,372
Houston Independent School District, General Obligation, TX 5.00%, 2/15/2024 (c)	4,165,000	4,212,742
Katy Independent School District, General Obligation, TX:
Series B, 5.00%, 2/15/2025 (c)	4,260,000	4,385,112
Series B, 5.00%, 2/15/2026 (c)	1,415,000	1,485,049
Pearland Independent School District, General Obligation, TX 5.00%, 2/15/2025 (c)	5,830,000	6,003,076
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	9,085,000	9,840,728
5.00%, 7/1/2028	7,540,000	8,344,038
Pflugerville Independent School District, General Obligation, TX 5.00%, 2/15/2026	3,000,000	3,153,916
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,350,000	2,576,260
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2024	2,735,000	2,795,251
Series A-2, 5.00%, 10/1/2025	2,000,000	2,083,431
Series A-2, 5.00%, 10/1/2026	2,900,000	3,082,349
Series A-2, 5.00%, 10/1/2027	3,155,000	3,426,293
Round Rock Independent School District, General Obligation, TX:
5.00%, 8/1/2024 (c)	6,790,000	6,927,094
5.00%, 8/1/2028 (c)	1,015,000	1,119,080
Series A, 5.00%, 8/1/2024 (c)	8,505,000	8,676,721
Series A, 5.00%, 8/1/2025 (c)	3,480,000	3,610,980

See accompanying notes to financial statements.
151

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
San Antonio Water System Revenue, TX:
Series A, 2.00%, 5/15/2025	$ 500,000	$ 484,924
Series A, 2.63%, 5/1/2049 (a)	28,750,000	28,485,414
Spring Branch Independent School District, General Obligation, TX:
5.00%, 2/1/2025 (c)	1,290,000	1,328,752
5.00%, 2/1/2027 (c)	1,725,000	1,846,097
State of Texas, General Obligation, TX:
5.00%, 10/1/2024	645,000	660,080
Series REF, 5.00%, 8/1/2023	500,000	500,531
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,522,832
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,000,000	2,161,550
5.00%, 5/15/2028	1,500,000	1,653,900
Texas Public Finance Authority Revenue, TX 5.00%, 2/1/2026	1,605,000	1,683,077
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2026	1,005,000	1,056,028
Series A, 5.00%, 3/15/2028	1,500,000	1,643,843
Texas Transportation Commission State Highway Fund Revenue, TX Series A, 5.00%, 10/1/2023	600,000	602,652
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2024	7,570,000	7,713,997
5.00%, 8/1/2025	1,820,000	1,891,847
5.00%, 4/15/2026	2,000,000	2,110,131
5.00%, 8/1/2026	3,000,000	3,185,642
5.00%, 8/1/2027	1,050,000	1,138,492
University of Houston Revenue, TX 5.00%, 2/15/2028	2,820,000	3,090,232
		386,399,716
UTAH — 0.8%
Alpine School District, General Obligation, UT:
2.00%, 3/15/2025	600,000	585,453
5.00%, 3/15/2024	525,000	531,865
Nebo School District, General Obligation, UT 5.00%, 7/1/2027	12,000,000	13,012,374
State of Utah, General Obligation, UT:
5.00%, 7/1/2023	925,000	925,000
5.00%, 7/1/2025	5,775,000	6,005,341
5.00%, 7/1/2026	4,715,000	5,006,121
Series B, 5.00%, 7/1/2025	8,315,000	8,646,650
Security Description	Principal Amount	Value
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2023	$ 225,000	$ 225,289
		34,938,093
VIRGINIA — 2.9%
County of Arlington, General Obligation, VA Series A, 5.00%, 8/1/2025	7,770,000	8,083,087
County of Fairfax, General Obligation, VA:
4.00%, 10/1/2025	6,045,000	6,183,181
4.00%, 10/1/2027	1,590,000	1,670,791
4.00%, 10/1/2028	12,765,000	13,592,014
Series A, 4.00%, 10/1/2023	250,000	250,493
Series A, 4.00%, 10/1/2026	8,090,000	8,383,571
County of Loudoun, General Obligation, VA:
Series A, 5.00%, 12/1/2024	10,970,000	11,268,230
Series A, 5.00%, 12/1/2025	5,995,000	6,283,540
Series A, Class A, 5.00%, 12/1/2026	9,295,000	9,955,462
Series A, Class A, 5.00%, 12/1/2027	9,295,000	10,181,898
Virginia College Building Authority Revenue, VA:
5.00%, 2/1/2025	3,725,000	3,837,481
5.00%, 2/1/2026	5,000,000	5,252,097
5.00%, 2/1/2027	13,025,000	13,980,575
Virginia Public Building Authority Revenue, VA:
Series A, 5.00%, 8/1/2025	500,000	519,738
Series A, 5.00%, 8/1/2027	11,875,000	12,875,804
Series B, 5.00%, 8/1/2024	7,500,000	7,654,620
		119,972,582
WASHINGTON — 4.2%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,745,360
Chelan County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 7/1/2025	2,390,000	2,475,946
City of Seattle Drainage & Wastewater Revenue, WA:
5.00%, 9/1/2026	9,295,000	9,876,489
5.00%, 9/1/2027	12,615,000	13,702,007
County of King Sewer Revenue, WA Series B, Class B, 5.00%, 7/1/2025	725,000	752,492
County of King, General Obligation, WA:
Series A, 4.00%, 1/1/2026	8,250,000	8,450,220
Series A, 4.00%, 1/1/2027	7,000,000	7,261,639
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2026	4,000,000	4,237,541

See accompanying notes to financial statements.
152

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
King County School District No. 412 Shoreline, General Obligation, WA Series A, 4.00%, 12/1/2026	$ 3,645,000	$ 3,776,783
Pierce County School District No. 10 Tacoma, General Obligation, WA Series B, 5.00%, 12/1/2025	9,005,000	9,417,043
Port of Seattle Revenue, WA Series A, 5.00%, 8/1/2027	2,500,000	2,690,725
Snohomish County School District No. 6 Mukilteo, General Obligation, WA 5.00%, 12/1/2026	10,685,000	11,415,526
State of Washington, General Obligation, WA:
Series R, 4.00%, 7/1/2026	3,500,000	3,608,353
Series R, 4.00%, 7/1/2027	1,375,000	1,436,746
5.00%, 2/1/2025	8,270,000	8,522,296
5.00%, 2/1/2026	13,930,000	14,635,875
5.00%, 2/1/2027	5,000,000	5,365,063
5.00%, 2/1/2028	5,160,000	5,654,428
Series A, 5.00%, 8/1/2024	9,000,000	9,185,544
Series A, 5.00%, 8/1/2025	13,275,000	13,807,191
Series C, 5.00%, 2/1/2025	3,000,000	3,091,522
Series C, 5.00%, 2/1/2028	4,000,000	4,383,277
Series R-2020A, 5.00%, 1/1/2025	9,960,000	10,247,506
Series R-2020C, 5.00%, 7/1/2024	8,000,000	8,152,026
Series R-2021B, 5.00%, 1/1/2025	10,000,000	10,288,661
		174,180,259
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2024	5,430,000	5,575,352
WISCONSIN — 1.5%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2023	125,000	125,249
City of Milwaukee, General Obligation, WI Series N-4, 5.00%, 4/1/2025	7,000,000	7,132,913
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,684,833
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2024	730,000	742,485
State of Wisconsin Revenue, WI Series A, 5.00%, 5/1/2024	6,000,000	6,089,686
State of Wisconsin, General Obligation, WI:
5.00%, 5/1/2027	14,545,000	15,716,700
Security Description	Principal Amount	Value
5.00%, 5/1/2028	$ 1,095,000	$ 1,207,371
Series 1, 5.00%, 5/1/2027	6,465,000	6,985,800
Series 2021-2, 5.00%, 5/1/2025	4,240,000	4,387,452
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,379,934
Series A, 5.00%, 5/1/2025	650,000	672,605
Series B, 5.00%, 5/1/2025	3,200,000	3,311,285
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2028	4,485,000	4,958,852
		62,395,165
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,281,556,320)		4,131,303,406
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (e) (f) (Cost $1,764,422)	1,764,422	1,764,422
TOTAL INVESTMENTS — 99.9% (Cost $4,283,320,742)		4,133,067,828
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,147,329
NET ASSETS — 100.0%		$ 4,138,215,157
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	When-issued security.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.6%
Build America Assurance Company	0.1%
Build America Mutual Assurance Company	0.1%
Assured Guaranty Municipal Corp.	0.0% (d)
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2023.
UT	Unlimited Tax
VRN	Variable Rate Note

See accompanying notes to financial statements.
153

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,131,303,406	$—	$4,131,303,406
Short-Term Investment	1,764,422	—	—	1,764,422
TOTAL INVESTMENTS	$1,764,422	$4,131,303,406	$—	$4,133,067,828

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,560,092	$36,560,092	$1,016,366,211	$1,051,161,881	$—	$—	1,764,422	$1,764,422	$964,998
See accompanying notes to financial statements.
154

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 57.8%
AIRLINES — 2.0%
American Airlines Group, Inc. 6.50%, 7/1/2025	$ 21,212,000	$ 27,203,966
Copa Holdings SA 4.50%, 4/15/2025	6,500,000	14,379,105
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	33,335,000	38,474,924
Spirit Airlines, Inc. 1.00%, 5/15/2026	8,055,000	6,532,685
		86,590,680
AUTO MANUFACTURERS — 2.8%
Fisker, Inc. 2.50%, 9/15/2026 (b)	15,700,000	7,187,774
Ford Motor Co. Zero Coupon, 3/15/2026	47,640,000	52,110,538
Li Auto, Inc. 0.25%, 5/1/2028	15,878,000	21,925,136
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	34,400,000	22,178,024
NIO, Inc.:
Zero Coupon, 2/1/2026	11,505,000	10,971,858
0.50%, 2/1/2027	13,000,000	10,832,250
		125,205,580
AUTO PARTS & EQUIPMENT — 0.2%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	11,050,000	7,360,074
BIOTECHNOLOGY — 2.7%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	11,640,000	11,440,956
1.25%, 5/15/2027 (a)	10,186,000	10,298,555
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	14,000,000	8,609,300
2.50%, 3/15/2027	10,295,000	8,028,556
Guardant Health, Inc. Zero Coupon, 11/15/2027	20,333,000	14,597,264
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	12,755,000	10,611,395
Illumina, Inc. 0.01%, 8/15/2023	13,878,000	13,767,115
Insmed, Inc. 0.75%, 6/1/2028	12,095,000	10,228,862
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	507,000	504,871
Ionis Pharmaceuticals, Inc.:
Zero Coupon, 4/1/2026	15,420,000	14,600,119
0.13%, 12/15/2024	9,655,000	9,027,328
Livongo Health, Inc. 0.88%, 6/1/2025	10,165,000	9,183,061
		120,897,382
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 2.2%
2U, Inc. 2.25%, 5/1/2025	$ 7,906,000	$ 5,260,257
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	7,808,000	6,667,954
Block, Inc.:
Zero Coupon, 5/1/2026	10,710,000	8,878,483
0.13%, 3/1/2025	21,244,000	20,020,771
0.25%, 11/1/2027	9,685,000	7,441,082
Chegg, Inc.:
Zero Coupon, 9/1/2026	8,290,000	6,230,847
0.13%, 3/15/2025	5,618,000	4,967,604
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	11,068,000	10,775,362
Repay Holdings Corp. 0.01%, 2/1/2026 (b)	8,705,000	7,120,168
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (a)	12,087,000	13,139,173
Stride, Inc. 1.13%, 9/1/2027	8,568,000	8,208,315
		98,710,016
COMPUTERS — 3.1%
CyberArk Software Ltd. Zero Coupon, 11/15/2024	12,442,000	14,130,628
Insight Enterprises, Inc. 0.75%, 2/15/2025	6,589,000	14,124,510
KBR, Inc. 2.50%, 11/1/2023	6,509,000	16,678,531
Lumentum Holdings, Inc.:
0.25%, 3/15/2024	8,013,000	8,545,864
0.50%, 12/15/2026	19,408,000	17,181,126
Parsons Corp. 0.25%, 8/15/2025	6,820,000	7,820,085
Rapid7, Inc. 0.25%, 3/15/2027	13,670,000	12,023,995
Western Digital Corp. 1.50%, 2/1/2024	20,609,000	19,978,159
Zscaler, Inc. 0.13%, 7/1/2025	23,863,000	27,796,816
		138,279,714
DIVERSIFIED FINANCIAL SERVICES — 0.6%
LendingTree, Inc. 0.50%, 7/15/2025	9,164,000	7,062,145
SoFi Technologies, Inc. 0.01%, 10/15/2026 (b)	24,452,000	18,983,799
		26,045,944
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048	12,465,000	13,174,383
ELECTRONICS — 0.4%
Itron, Inc. Zero Coupon, 3/15/2026	9,739,000	8,708,127

See accompanying notes to financial statements.
155

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	$ 9,682,000	$ 10,629,190
		19,337,317
ENERGY-ALTERNATE SOURCES — 1.5%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026 (a)	14,270,000	13,360,573
Zero Coupon, 3/1/2028 (a)	11,785,000	11,019,918
NextEra Energy Partners LP:
0.01%, 6/15/2024 (b)	9,826,000	9,231,723
0.01%, 11/15/2025 (b)	10,190,000	9,433,189
SolarEdge Technologies, Inc. 0.01%, 9/15/2025 (a)	13,205,000	15,687,672
Stem, Inc. 0.50%, 12/1/2028 (b)	5,112,000	2,974,928
Sunrun, Inc. 0.01%, 2/1/2026	7,325,000	5,282,131
		66,990,134
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	9,780,000	13,365,446
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	22,825,000	17,081,546
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	8,258,000	8,780,566
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	11,670,000	10,771,760
Vail Resorts, Inc. Zero Coupon, 1/1/2026	11,054,000	9,899,520
		59,898,838
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	4,868,187
HEALTH CARE PRODUCTS — 2.7%
Envista Holdings Corp. 2.38%, 6/1/2025	9,976,000	16,720,873
Exact Sciences Corp.:
0.38%, 3/15/2027 (a)	9,190,000	9,891,656
0.38%, 3/1/2028 (a)	22,208,000	22,741,880
Haemonetics Corp. Zero Coupon, 3/1/2026	7,806,000	6,663,592
Insulet Corp. 0.38%, 9/1/2026	16,379,000	22,543,073
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025 (a)	11,029,000	10,061,977
Novocure Ltd. Zero Coupon, 11/1/2025	9,508,000	8,172,982
NuVasive, Inc. 0.38%, 3/15/2025	9,374,000	8,528,840
Omnicell, Inc. 0.25%, 9/15/2025	10,295,000	10,425,644
Security Description	Principal Amount	Value
SmileDirectClub, Inc. 0.01%, 2/1/2026 (b)	$ 9,295,000	$ 743,972
		116,494,489
HEALTH CARE SERVICES — 0.4%
Teladoc Health, Inc. 1.25%, 6/1/2027	20,431,000	16,240,602
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	10,725,000	10,332,787
HOUSEHOLD PRODUCTS — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (a) (b)	14,859,000	11,686,604
INTERNET — 14.9%
Airbnb, Inc. Zero Coupon, 3/15/2026 (a)	40,154,000	35,181,730
Booking Holdings, Inc. 0.75%, 5/1/2025	18,662,000	28,006,250
Etsy, Inc.:
0.13%, 10/1/2026 (a)	15,755,000	18,654,550
0.13%, 9/1/2027	12,915,000	10,789,320
Expedia Group, Inc. Zero Coupon, 2/15/2026	20,150,000	17,659,460
Farfetch Ltd. 3.75%, 5/1/2027	10,145,000	8,308,451
Fiverr International Ltd. Zero Coupon, 11/1/2025	7,095,000	5,972,287
Hello Group, Inc. 1.25%, 7/1/2025	6,385,000	6,366,483
iQIYI, Inc. 4.00%, 12/15/2026 (a)	10,055,000	9,428,272
JOYY, Inc. 1.38%, 6/15/2026	6,491,000	6,019,753
Lyft, Inc. 1.50%, 5/15/2025	16,225,000	14,591,954
Magnite, Inc. 0.25%, 3/15/2026	6,478,000	5,477,732
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	8,790,000	7,867,402
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a) (b)	16,310,000	14,634,311
MercadoLibre, Inc. 2.00%, 8/15/2028 (a)	9,261,000	25,343,097
Okta, Inc.:
0.13%, 9/1/2025	17,105,000	15,475,920
0.38%, 6/15/2026	23,745,000	20,404,316
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	9,300,000	6,435,879
Palo Alto Networks, Inc. 0.38%, 6/1/2025	42,378,000	109,052,579
PDD Holdings, Inc. 0.01%, 12/1/2025 (a)	41,417,000	40,331,875

See accompanying notes to financial statements.
156

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Sea Ltd.:
0.25%, 9/15/2026 (a)	$ 41,460,000	$ 33,209,875
2.38%, 12/1/2025	25,506,000	25,975,055
Shopify, Inc. 0.13%, 11/1/2025 (a)	16,951,000	15,436,937
Snap, Inc.:
0.25%, 5/1/2025	6,983,000	6,724,070
0.75%, 8/1/2026	18,864,000	17,399,022
Spotify USA, Inc. Zero Coupon, 3/15/2026	31,370,000	26,688,341
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	24,881,000	22,808,661
Vnet Group, Inc. Zero Coupon, 2/1/2026	10,890,000	8,362,867
Wayfair, Inc.:
0.63%, 10/1/2025 (a)	19,833,000	16,968,123
1.00%, 8/15/2026 (a)	14,520,000	11,991,632
Wix.com Ltd.:
Zero Coupon, 7/1/2023	6,138,000	6,129,898
Zero Coupon, 8/15/2025	8,872,000	7,753,773
Ziff Davis, Inc. 1.75%, 11/1/2026 (b)	10,629,000	9,934,289
Zillow Group, Inc.:
0.75%, 9/1/2024	9,185,000	11,369,285
1.38%, 9/1/2026	14,466,000	18,216,310
2.75%, 5/15/2025	9,599,000	10,124,257
		655,094,016
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 4.63%, 3/1/2024	6,253,000	6,283,014
IRON/STEEL — 0.3%
U.S. Steel Corp. 5.00%, 11/1/2026	7,519,000	14,773,707
LEISURE TIME — 0.7%
NCL Corp. Ltd. 5.38%, 8/1/2025	9,804,000	13,483,343
Peloton Interactive, Inc. Zero Coupon, 2/15/2026 (a)	20,050,000	15,205,318
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (a) (b)	6,797,000	3,463,004
		32,151,665
LODGING — 0.3%
H World Group Ltd. 3.00%, 5/1/2026	11,447,000	13,009,515
MACHINERY-DIVERSIFIED — 0.5%
Middleby Corp. 1.00%, 9/1/2025	15,879,000	19,759,828
MEDIA — 2.8%
Cable One, Inc. Zero Coupon, 3/15/2026	8,905,000	7,287,050
DISH Network Corp.:
Zero Coupon, 12/15/2025	42,825,000	22,752,494
Security Description	Principal Amount	Value
2.38%, 3/15/2024	$ 21,871,000	$ 19,482,905
3.38%, 8/15/2026	56,502,000	28,694,541
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	5,522,000	5,770,159
3.75%, 2/15/2030	7,990,000	1,895,468
4.00%, 11/15/2029	7,657,000	1,837,757
Liberty Latin America Ltd. 2.00%, 7/15/2024	7,006,000	6,635,803
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	16,295,000	18,040,357
2.75%, 12/1/2049 (b)	9,770,000	9,114,433
		121,510,967
MINING — 0.2%
MP Materials Corp. 0.25%, 4/1/2026 (a) (b)	11,305,000	10,020,865
OIL & GAS — 1.3%
EQT Corp. 1.75%, 5/1/2026 (a)	7,710,000	21,729,093
Pioneer Natural Resources Co. 0.25%, 5/15/2025	16,328,000	35,894,332
		57,623,425
PHARMACEUTICALS — 2.9%
Ascendis Pharma AS 2.25%, 4/1/2028	11,004,000	10,008,028
Dexcom, Inc.:
0.25%, 11/15/2025	24,610,000	26,263,054
0.75%, 12/1/2023	14,605,000	45,606,157
Herbalife Ltd. 2.63%, 3/15/2024	5,450,000	5,281,922
Jazz Investments I Ltd.:
1.50%, 8/15/2024	13,363,000	12,740,284
2.00%, 6/15/2026 (a)	20,740,000	21,108,757
Pacira BioSciences, Inc. 0.75%, 8/1/2025	6,080,000	5,601,930
		126,610,132
REAL ESTATE — 0.3%
Redfin Corp.:
Zero Coupon, 10/15/2025	8,195,000	6,743,256
0.50%, 4/1/2027	11,695,000	8,097,501
		14,840,757
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	14,965,000	12,684,484
RETAIL — 0.4%
Burlington Stores, Inc. 2.25%, 4/15/2025	9,255,000	9,574,575
National Vision Holdings, Inc. 2.50%, 5/15/2025	8,432,000	8,840,699
		18,415,274

See accompanying notes to financial statements.
157

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SEMICONDUCTORS — 1.6%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	$ 9,625,000	$ 9,774,958
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	12,157,000	13,765,493
ON Semiconductor Corp. Zero Coupon, 5/1/2027	16,634,000	30,566,971
Wolfspeed, Inc. 1.75%, 5/1/2026	12,110,000	16,335,784
		70,443,206
SOFTWARE — 9.9%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	23,051,000	24,632,760
0.38%, 9/1/2027	25,222,000	24,459,791
Alteryx, Inc.:
0.50%, 8/1/2024	6,420,000	6,039,808
1.00%, 8/1/2026	6,688,000	5,612,101
Bentley Systems, Inc. 0.13%, 1/15/2026	14,595,000	14,990,816
Bilibili, Inc. 1.38%, 4/1/2026	7,165,000	7,268,248
Bills Holdings, Inc. Zero Coupon, 12/1/2025 (a)	22,220,000	23,237,009
Blackline, Inc.:
Zero Coupon, 3/15/2026 (a)	20,656,000	17,513,809
0.13%, 8/1/2024	5,579,000	5,563,379
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	11,580,000	10,214,834
Datadog, Inc. 0.13%, 6/15/2025 (a)	15,053,000	18,683,934
DocuSign, Inc. Zero Coupon, 1/15/2024	14,422,000	13,954,150
Dropbox, Inc.:
Zero Coupon, 3/1/2026	13,694,000	12,927,684
Zero Coupon, 3/1/2028	13,735,000	13,167,607
Everbridge, Inc. Zero Coupon, 3/15/2026	8,182,000	6,767,087
Fastly, Inc. Zero Coupon, 3/15/2026	11,645,000	9,648,814
Five9, Inc. 0.50%, 6/1/2025	14,688,000	14,182,145
Guidewire Software, Inc. 1.25%, 3/15/2025	8,550,000	8,260,583
HubSpot, Inc. 0.38%, 6/1/2025	9,161,000	17,512,168
LivePerson, Inc. 0.01%, 12/15/2026	9,635,000	6,202,435
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	14,035,000	9,271,521
0.75%, 12/15/2025	15,785,000	17,175,185
MongoDB, Inc. 0.25%, 1/15/2026	23,486,000	46,742,307
Security Description	Principal Amount	Value
Pegasystems, Inc. 0.75%, 3/1/2025	$ 11,600,000	$ 10,636,852
RingCentral, Inc.:
Zero Coupon, 3/1/2025	11,454,000	10,530,464
Zero Coupon, 3/15/2026	12,447,000	10,326,902
Splunk, Inc.:
0.50%, 9/15/2023	12,593,000	12,444,529
1.13%, 9/15/2025 (a)	20,496,000	20,562,612
1.13%, 6/15/2027	26,430,000	22,884,944
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	12,435,000	12,871,344
		434,285,822
TELECOMMUNICATIONS — 0.3%
Nice Ltd. Zero Coupon, 9/15/2025	11,330,000	11,008,228
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	7,895,000	6,174,206
TOTAL CORPORATE BONDS & NOTES (Cost $2,773,133,667)		2,546,801,842
	Shares
COMMON STOCKS — 0.1%
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	70
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	81,968
MEDIA — 0.1%
Gannett Co., Inc. (d)	1,000,000	2,250,000
TOTAL COMMON STOCKS (Cost $5,781,403)		2,332,038
CONVERTIBLE BONDS — 31.0%
AUTOMOBILE COMPONENTS — 0.8%
Rivian Automotive, Inc. (b)	31,625,000	34,806,475
BANKS — 0.3%
BofA Finance LLC	10,500,000	12,126,870
BIOTECHNOLOGY — 2.0%
Alnylam Pharmaceuticals, Inc. (b)	22,516,000	21,488,595
Cytokinetics, Inc. (b)	11,838,000	10,907,651
Halozyme Therapeutics, Inc. (b)	18,462,000	16,911,377
Ionis Pharmaceuticals, Inc. (b)	11,900,000	11,951,408
Sarepta Therapeutics, Inc. (a) (b)	24,205,000	26,197,556
		87,456,587
CAPITAL MARKETS — 0.4%
Coinbase Global, Inc.	25,737,000	19,455,113
CHEMICALS — 0.0% (c)
Amyris, Inc.	11,255,000	2,231,754

See accompanying notes to financial statements.
158

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Affirm Holdings, Inc.	26,397,000	$ 19,507,383
Marathon Digital Holdings, Inc.	12,240,000	6,679,368
Shift4 Payments, Inc.	14,783,000	13,126,269
		39,313,020
COMMUNICATIONS EQUIPMENT — 0.5%
Infinera Corp. (b)	8,275,000	8,292,212
InterDigital, Inc.	9,388,000	12,718,769
		21,010,981
ENTERTAINMENT — 0.8%
Live Nation Entertainment, Inc. (a) (b)	22,287,000	24,647,416
Marriott Vacations Worldwide Corp. (a) (b)	13,220,000	12,561,380
		37,208,796
FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC	5,985,000	7,264,893
Upstart Holdings, Inc.	13,408,000	9,166,379
		16,431,272
FOOD PRODUCTS — 0.3%
Post Holdings, Inc. (b)	12,706,000	12,858,599
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
CONMED Corp.	16,185,000	18,072,495
Exact Sciences Corp. (b)	11,980,000	16,569,298
Integer Holdings Corp. (a) (b)	10,197,000	12,054,078
Lantheus Holdings, Inc. (b)	11,545,000	14,985,756
TransMedics Group, Inc. (b)	9,481,000	10,816,304
		72,497,931
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.9%
Alliant Energy Corp. (b)	13,675,000	13,618,659
Array Technologies, Inc.	9,626,000	11,057,675
CMS Energy Corp. (b)	17,787,000	17,523,930
Duke Energy Corp. (b)	35,650,000	34,856,787
FirstEnergy Corp. (b)	31,780,000	31,601,079
Granite Construction, Inc. (b)	9,125,000	9,817,405
NextEra Energy Partners LP (b)	13,575,000	12,202,432
Ormat Technologies, Inc. (b)	9,622,000	10,427,843
PPL Capital Funding, Inc. (b)	21,750,000	20,781,907
Southern Co. (b)	34,733,000	34,683,679
Sunnova Energy International, Inc. (e)	11,599,000	9,106,839
Sunnova Energy International, Inc. (b) (e)	12,353,000	10,084,372
		215,762,607
INTERACTIVE MEDIA & SERVICES — 2.6%
Etsy, Inc.	17,875,000	13,790,384
fuboTV, Inc.	6,430,000	3,699,822
Perficient, Inc.	8,002,000	6,629,817
Snap, Inc. (a) (e)	20,118,000	14,939,426
Snap, Inc. (e)	30,300,000	21,626,928
Security Description	Shares	Value
TechTarget, Inc.	6,603,000	$ 5,169,885
Upwork, Inc.	7,239,000	5,899,495
Wayfair, Inc. (b) (e)	14,012,000	17,362,830
Wayfair, Inc. (b) (e)	14,750,000	23,468,872
		112,587,459
IT SERVICES — 0.8%
3D Systems Corp.	9,267,000	7,035,877
Lumentum Holdings, Inc. (e)	17,650,000	13,868,311
Lumentum Holdings, Inc. (b) (e)	11,875,000	12,286,469
		33,190,657
LEISURE EQUIPMENT & PRODUCTS — 3.1%
Carnival Corp. (a) (b) (e)	22,700,000	37,849,753
Carnival Corp. (e)	9,225,000	18,387,639
NCL Corp. Ltd. (e)	23,851,000	21,935,288
NCL Corp. Ltd. (e)	8,254,000	7,798,957
Royal Caribbean Cruises Ltd. (a) (b)	23,328,000	51,381,086
		137,352,723
MACHINERY — 1.1%
Axon Enterprise, Inc. (a) (b)	15,165,000	16,191,519
Bloom Energy Corp. (b)	12,875,000	14,588,148
Greenbrier Cos., Inc.	7,666,000	7,587,040
John Bean Technologies Corp.	11,067,000	10,515,531
		48,882,238
MEDIA — 1.2%
Liberty Broadband Corp. (b)	27,100,000	26,363,422
Liberty Media Corp. (b)	13,900,000	15,208,685
Liberty Media Corp.-Liberty Formula One (b)	10,479,000	11,305,793
		52,877,900
OIL, GAS & CONSUMABLE FUELS — 0.3%
Northern Oil & Gas, Inc. (b)	10,607,000	11,872,945
PASSENGER AIRLINES — 0.3%
JetBlue Airways Corp. (a)	15,240,000	12,504,572
PHARMACEUTICALS — 0.7%
Dexcom, Inc. (b)	31,185,000	31,856,413
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp.	6,290,000	4,687,748
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.2%
Starwood Property Trust, Inc.	7,900,000	7,995,116
Uniti Group, Inc. (b)	4,500,000	3,792,150
Ventas Realty LP (b)	18,200,000	18,529,420
Welltower OP LLC (b)	22,895,000	23,145,242
		53,461,928
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
ON Semiconductor Corp. (b)	31,550,000	35,698,510
Wolfspeed, Inc. (b) (e)	33,687,000	26,147,513
Wolfspeed, Inc. (a) (e)	14,612,000	11,274,911
		73,120,934

See accompanying notes to financial statements.
159

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SOFTWARE — 3.6%
Bentley Systems, Inc.	11,900,000	$ 10,758,552
Bilibili, Inc. (a)	11,067,000	9,704,763
Bills Holdings, Inc.	11,524,000	9,466,505
Cloudflare, Inc.	25,250,000	21,422,100
Confluent, Inc.	19,986,000	16,591,778
DigitalOcean Holdings, Inc.	29,857,000	23,432,072
Envestnet, Inc. (e)	5,290,000	4,860,134
Envestnet, Inc. (b) (e)	12,182,000	12,869,552
Jamf Holding Corp.	5,705,000	4,882,111
Nutanix, Inc.	12,969,000	11,048,810
Progress Software Corp.	5,606,000	6,181,456
Unity Software, Inc.	32,571,000	26,027,160
		157,244,993
SPECIALTY RETAIL — 0.3%
Freshpet, Inc. (b)	9,280,000	10,986,221
Vroom, Inc.	5,970,000	2,735,573
		13,721,794
TRANSPORTATION INFRASTRUCTURE — 0.6%
World Kinect Corp. (b)	7,400,000	7,178,074
ZTO Express Cayman, Inc. (b)	21,306,000	21,222,054
		28,400,128
WATER UTILITIES — 0.5%
American Water Capital Corp. (b)	21,300,000	21,455,277
TOTAL CONVERTIBLE BONDS (Cost $1,411,440,654)		1,364,377,714
PREFERRED STOCKS — 7.0%
BANKS — 3.8%
Bank of America Corp. 7.25%, 12/31/2049	63,648	74,583,999
Wells Fargo & Co. 7.50%, 12/31/2049	81,799	94,232,448
		168,816,447
CAPITAL MARKETS — 0.7%
KKR & Co., Inc. 6.00%, 9/15/2023 (Cost $35,944,819)	485,442	32,087,716
CONSTRUCTION & ENGINEERING — 0.4%
Fluor Corp. 6.50%, 12/31/2049 (Cost $17,972,293)	12,925	17,651,026
ELECTRIC UTILITIES — 1.2%
American Electric Power Co., Inc. 6.13%, 8/15/2023	351,031	17,439,220
NextEra Energy, Inc. 6.93%, 9/1/2025	827,444	37,474,939
		54,914,159
Security Description	Shares	Value
FINANCIAL SERVICES — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037 (Cost $7,856,687)	134,648	$ 6,775,407
GAS UTILITIES — 0.4%
NiSource, Inc. 7.75%, 3/1/2024(a) (Cost $19,988,655)	181,213	18,438,423
MACHINERY — 0.3%
Chart Industries, Inc. 6.75%, 12/15/2025 (Cost $9,331,538)	179,790	11,711,521
TOTAL PREFERRED STOCKS (Cost $340,898,605)		310,394,699
CONVERTIBLE PREFERRED STOCKS — 3.3%
ELECTRIC — 2.6%
AES Corp. Series A, 6.88%, 2/15/2024	233,530	19,060,719
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	543,554	16,034,843
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (f)	270,171	9,832,873
NextEra Energy, Inc. Series L, 6.22%, 9/1/2023 (a)	830,455	40,717,209
PG&E Corp. 5.50%, 8/16/2023	184,206	27,540,639
		113,186,283
MEDIA — 0.1%
Paramount Global Series A, 5.75%, 4/1/2024 (a)	267,916	6,070,977
METAL FABRICATE & HARDWARE — 0.3%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	112,355	11,909,630
SOFTWARE — 0.3%
Clarivate PLC Series A, 5.25%, 6/1/2024	335,425	13,769,196
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $179,431,099)		144,936,086
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g) (h)	57,603,244	57,614,764

See accompanying notes to financial statements.
160

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	183,073,093	$ 183,073,093
TOTAL SHORT-TERM INVESTMENTS (Cost $240,687,857)		240,687,857
TOTAL INVESTMENTS — 104.6% (Cost $4,951,373,285)		4,609,530,236
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(204,785,048)
NET ASSETS — 100.0%		$ 4,404,745,188
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.3% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,546,801,842	$—	$2,546,801,842
Common Stocks	2,332,038	—	—	2,332,038
Convertible Bonds	—	1,364,377,714	—	1,364,377,714
Convertible Preferred Stocks	144,936,086	—	—	144,936,086
Preferred Stocks	303,619,292	6,775,407	—	310,394,699
Short-Term Investments	240,687,857	—	—	240,687,857
TOTAL INVESTMENTS	$691,575,273	$3,917,954,963	$—	$4,609,530,236

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	73,292,268	$ 73,284,939	$ 537,948,928	$ 553,630,752	$7,258	$4,391	57,603,244	$ 57,614,764	$ 533,076
State Street Navigator Securities Lending Portfolio II	159,777,913	159,777,913	1,370,864,485	1,347,569,305	—	—	183,073,093	183,073,093	2,556,634
Total		$233,062,852	$1,908,813,413	$1,901,200,057	$7,258	$4,391		$240,687,857	$3,089,710

See accompanying notes to financial statements.
161

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a) (b)	$ 7,608,000	$ 6,428,151
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	12,982,000	11,806,999
7.50%, 6/1/2029 (a) (b)	10,449,000	7,741,769
7.75%, 4/15/2028 (a) (b)	10,207,000	8,006,983
CMG Media Corp. 8.88%, 12/15/2027 (a)	10,201,000	7,230,877
Lamar Media Corp.:
3.63%, 1/15/2031	5,668,000	4,779,484
3.75%, 2/15/2028	4,498,000	4,105,055
4.00%, 2/15/2030 (b)	5,263,000	4,634,492
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	4,528,000	3,806,056
4.63%, 3/15/2030 (a)	3,918,000	3,281,364
5.00%, 8/15/2027 (a) (b)	6,244,000	5,665,868
Stagwell Global LLC 5.63%, 8/15/2029 (a)	11,062,000	9,521,285
		77,008,383
AEROSPACE & DEFENSE — 2.5%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	8,217,000	7,766,708
7.13%, 6/15/2026 (a)	11,657,000	11,579,481
7.50%, 2/1/2029 (a) (b)	7,884,000	7,792,861
7.88%, 4/15/2027 (a)	18,624,000	18,580,420
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	4,529,000	4,094,714
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	5,798,000	5,078,990
6.88%, 5/1/2025	6,232,000	6,334,018
Moog, Inc. 4.25%, 12/15/2027 (a)	4,888,500	4,538,972
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	9,710,000	9,497,448
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	702,000	588,452
7.50%, 4/15/2025 (a) (b)	12,313,000	12,222,746
9.38%, 11/30/2029 (a)	9,291,000	9,959,487
TransDigm, Inc.:
4.63%, 1/15/2029	12,947,000	11,513,897
4.88%, 5/1/2029	7,509,000	6,726,863
5.50%, 11/15/2027	25,902,000	24,495,003
6.25%, 3/15/2026 (a)	37,075,000	36,894,074
6.75%, 8/15/2028 (a)	21,044,000	21,155,954
7.50%, 3/15/2027	6,566,000	6,564,949
Security Description	Principal Amount	Value
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	$ 11,412,000	$ 11,665,575
		217,050,612
AGRICULTURE — 0.3%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	5,043,000	4,891,155
6.00%, 6/15/2030 (a)	10,068,000	9,838,651
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	9,301,000	8,095,684
10.50%, 11/1/2026 (a)	5,926,000	5,944,667
		28,770,157
AIRLINES — 2.4%
Air Canada 3.88%, 8/15/2026 (a)	12,049,000	11,170,387
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,790,000	5,769,214
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	4,455,000	4,234,210
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	8,901,000	8,853,024
11.75%, 7/15/2025 (a)	24,207,000	26,558,468
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	34,095,353	33,799,064
5.75%, 4/20/2029 (a)	29,322,192	28,496,772
Delta Air Lines, Inc.:
2.90%, 10/28/2024	7,127,000	6,841,350
7.38%, 1/15/2026 (b)	8,088,000	8,432,306
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	11,955,023	11,318,418
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	11,561,328	11,679,343
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	19,782,000	18,795,274
4.63%, 4/15/2029 (a)	19,601,000	17,861,411
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	10,309,000	8,300,807
7.88%, 5/1/2027 (a) (b)	6,136,000	5,514,116
9.50%, 6/1/2028 (a)	5,856,000	5,379,907
		213,004,071
APPAREL — 0.2%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	6,872,000	6,923,952
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	5,249,000	4,356,565
William Carter Co. 5.63%, 3/15/2027 (a)	4,865,000	4,749,019

See accompanying notes to financial statements.
162

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	$ 6,178,000	$ 4,919,356
		20,948,892
AUTO MANUFACTURERS — 2.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	10,044,000	8,522,535
5.88%, 6/1/2029 (a)	3,760,000	3,669,422
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	11,610,000	11,699,281
Ford Motor Co.:
3.25%, 2/12/2032	14,142,000	11,105,995
6.10%, 8/19/2032 (b)	10,379,000	10,063,790
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	8,799,000	8,218,090
2.70%, 8/10/2026	9,814,000	8,762,135
2.90%, 2/16/2028	4,149,000	3,551,917
2.90%, 2/10/2029	4,741,000	3,928,677
3.38%, 11/13/2025	13,211,000	12,277,511
3.63%, 6/17/2031	5,828,000	4,773,423
4.00%, 11/13/2030	10,153,500	8,679,821
4.06%, 11/1/2024	8,759,000	8,484,143
4.13%, 8/17/2027	7,601,000	6,931,352
4.27%, 1/9/2027	5,256,000	4,863,797
4.54%, 8/1/2026	4,472,000	4,202,964
4.69%, 6/9/2025	4,869,000	4,693,765
4.95%, 5/28/2027	9,175,000	8,657,163
5.11%, 5/3/2029	9,323,000	8,638,132
5.13%, 6/16/2025	11,186,000	10,863,620
6.80%, 5/12/2028 (b)	9,135,000	9,155,736
6.95%, 3/6/2026	8,593,000	8,636,567
6.95%, 6/10/2026	5,342,000	5,369,298
7.20%, 6/10/2030	6,436,000	6,502,033
7.35%, 11/4/2027	10,113,000	10,349,037
7.35%, 3/6/2030	7,288,000	7,439,518
Jaguar Land Rover Automotive PLC:
5.50%, 7/15/2029 (a)	5,909,000	5,071,872
5.88%, 1/15/2028 (a) (b)	6,137,000	5,550,057
7.75%, 10/15/2025 (a)	7,018,000	7,041,440
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	1,081,000	1,056,959
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,058,000	4,968,929
		223,728,979
AUTO PARTS & EQUIPMENT — 1.1%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	60	57
7.00%, 4/15/2028 (a)	5,187,000	5,260,137
8.25%, 4/15/2031 (a) (b)	4,831,000	4,917,185
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	5,314,000	4,423,214
Security Description	Principal Amount	Value
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	$ 6,960,000	$ 6,909,679
6.75%, 5/15/2028 (a) (b)	7,774,000	7,759,929
8.50%, 5/15/2027 (a) (b)	19,261,750	19,312,216
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,750,000	4,348,008
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,341,000	3,535,354
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	7,489,000	6,753,730
5.25%, 4/30/2031	5,796,000	5,105,117
5.25%, 7/15/2031 (b)	6,907,500	6,000,614
9.50%, 5/31/2025 (b)	6,074,000	6,224,878
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	5,670,000	4,647,926
ZF North America Capital, Inc.:
6.88%, 4/14/2028 (a)	6,169,000	6,257,710
7.13%, 4/14/2030 (a)	6,026,000	6,136,396
		97,592,150
BANKS — 0.5%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	6,072,000	5,281,547
7.63%, 5/1/2026 (a)	5,914,000	5,386,117
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	7,061,000	5,259,386
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	12,012,200	10,179,138
5 Year US ISDA + 3.70%, 5.86%, 6/19/2032 (a) (c)	111,000	100,746
5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	11,760,900	11,106,641
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (b)	4,584,000	3,400,365
		40,713,940
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	7,629,000	6,532,636
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	7,433,000	6,365,696
		12,898,332
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a) (b)	7,326,000	6,358,602
CHEMICALS — 2.2%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	7,944,000	5,735,250

See accompanying notes to financial statements.
163

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Avient Corp.:
5.75%, 5/15/2025 (a)	$ 5,253,000	$ 5,197,318
7.13%, 8/1/2030 (a)	7,697,000	7,785,131
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	7,154,000	6,092,418
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	4,182,000	3,957,008
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	6,198,000	6,124,120
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	6,718,450	5,676,620
5.75%, 11/15/2028 (a)	7,434,000	6,831,028
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	5,010,000	4,268,520
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,545,000	4,830,527
Diamond BC BV 4.63%, 10/1/2029 (a) (b)	2,877,000	2,936,669
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	8,032,000	7,009,125
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	6,002,000	5,482,947
Ingevity Corp. 3.88%, 11/1/2028 (a)	5,302,000	4,529,658
Methanex Corp.:
5.13%, 10/15/2027	8,263,000	7,722,269
5.25%, 12/15/2029 (b)	6,929,000	6,327,494
Olin Corp. 5.63%, 8/1/2029 (b)	6,217,000	5,991,447
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	9,646,000	7,623,620
9.75%, 11/15/2028 (a)	17,169,000	16,742,350
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	258	223
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	9,998,000	8,964,507
6.63%, 5/1/2029 (a) (b)	7,126,000	5,972,799
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	7,567,000	6,884,835
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	7,361,000	5,858,620
Tronox, Inc. 4.63%, 3/15/2029 (a)	10,539,000	8,750,110
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	5,774,000	4,695,128
4.25%, 2/15/2030 (a) (b)	3,019,000	2,967,617
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	7,684,000	5,887,788
Security Description	Principal Amount	Value
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	$ 135,000	$ 126,502
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	7,426,970	6,915,623
5.63%, 8/15/2029 (a) (b)	11,761,000	9,611,324
		187,498,595
COAL — 0.0% (d)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,055,000	4,264,499
COMMERCIAL SERVICES — 4.7%
ADT Security Corp. 4.13%, 8/1/2029 (a)	8,791,000	7,611,072
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a) (b)	6,237,000	5,864,838
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	10,452,000	7,743,887
6.63%, 7/15/2026 (a)	19,550,800	18,546,671
9.75%, 7/15/2027 (a)	10,749,500	9,467,085
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	18,978,000	16,029,549
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	4,788,000	4,445,227
APX Group, Inc.:
5.75%, 7/15/2029 (a)	9,101,000	7,912,409
6.75%, 2/15/2027 (a)	6,493,000	6,369,698
ASGN, Inc. 4.63%, 5/15/2028 (a)	6,065,000	5,547,534
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	5,212,000	4,793,737
5.38%, 3/1/2029 (a) (b)	5,676,000	5,264,377
Block, Inc.:
2.75%, 6/1/2026	9,294,000	8,462,652
3.50%, 6/1/2031 (b)	10,151,000	8,419,036
CoreCivic, Inc. 8.25%, 4/15/2026	6,588,000	6,667,517
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	7,600,000	6,128,944
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	5,185,000	4,749,097
6.00%, 6/1/2029 (a) (b)	4,789,000	3,938,186
9.50%, 11/1/2027 (a) (b)	6,648,000	6,423,630
Gartner, Inc.:
3.63%, 6/15/2029 (a)	6,398,000	5,642,076
3.75%, 10/1/2030 (a)	7,453,000	6,496,780
4.50%, 7/1/2028 (a)	7,681,000	7,200,093
Grand Canyon University 4.13%, 10/1/2024	4,816,200	4,557,666

See accompanying notes to financial statements.
164

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	$ 11,209,000	$ 10,761,200
Hertz Corp.:
4.63%, 12/1/2026 (a)	5,064,000	4,571,425
5.00%, 12/1/2029 (a)	10,752,000	8,882,120
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	13,871
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	7,218,000	6,221,483
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	899,665	788,592
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	10,866,000	9,260,983
5.75%, 11/1/2028 (a) (b)	10,796,000	8,125,717
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	26,002,000	23,877,897
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	8,957,000	8,079,841
Nielsen Finance LLC/Nielsen Finance Co. 5.63%, 10/1/2028 (a)	1,000	425
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a) (b)	5,718,000	3,271,668
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a) (b)	10,279,000	9,069,676
5.75%, 4/15/2026 (a)	13,569,500	13,310,865
6.25%, 1/15/2028 (a) (b)	13,648,000	12,780,124
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,489,000	4,824,282
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	9,371,000	8,317,887
9.25%, 4/15/2025 (a) (b)	105,000	97,856
11.25%, 12/15/2027 (a)	5,574,000	4,723,017
Service Corp. International:
3.38%, 8/15/2030	8,108,000	6,781,937
4.00%, 5/15/2031	8,037,700	6,876,895
5.13%, 6/1/2029	6,931,000	6,543,765
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,418,000	6,679,983
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	3,350,000	2,919,023
United Rentals North America, Inc.:
3.75%, 1/15/2032	7,973,000	6,760,546
3.88%, 11/15/2027	6,662,000	6,226,438
3.88%, 2/15/2031	12,024,000	10,421,201
4.00%, 7/15/2030	6,687,000	5,920,603
5.25%, 1/15/2030 (b)	7,071,000	6,750,542
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	10,118,000	10,129,636
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	7,450,000	6,976,553
Security Description	Principal Amount	Value
Williams Scotsman International, Inc.:
4.63%, 8/15/2028 (a)	$ 5,401,000	$ 4,959,468
6.13%, 6/15/2025 (a)	4,468,000	4,462,996
WW International, Inc. 4.50%, 4/15/2029 (a)	5,076,000	3,045,346
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,821,000	4,977,537
		405,693,159
COMPUTERS — 1.0%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	5,284,000	4,346,037
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	7,095,000	6,113,549
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a) (e)	154,000	27,963
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	2,723,000	251,278
McAfee Corp. 7.38%, 2/15/2030 (a)	19,931,000	17,327,413
NCR Corp.:
5.00%, 10/1/2028 (a)	6,674,000	5,970,027
5.13%, 4/15/2029 (a)	11,689,600	10,349,154
5.75%, 9/1/2027 (a)	3,761,000	3,760,737
6.13%, 9/1/2029 (a)	3,515,000	3,518,972
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	5,050,000	4,739,880
8.25%, 2/1/2028 (a) (b)	7,164,000	6,810,886
Seagate HDD Cayman:
3.38%, 7/15/2031	226,000	164,277
4.09%, 6/1/2029	1,042,000	916,668
9.63%, 12/1/2032 (a)	7,406,614	8,187,271
Vericast Corp. 11.00%, 9/15/2026 (a)	12,736,950	13,275,086
		85,759,198
CONSTRUCTION MATERIALS — 1.6%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	13,088,000	11,391,664
5.00%, 3/1/2030 (a)	5,414,000	5,060,195
6.38%, 6/15/2032 (a) (b)	7,064,000	7,016,459
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	7,691,000	7,295,221
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	6,104,000	4,781,935
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	5,134,000	4,915,086
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	20,740,000	20,579,680

See accompanying notes to financial statements.
165

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Griffon Corp. 5.75%, 3/1/2028	$ 9,558,500	$ 8,939,109
Masonite International Corp. 5.38%, 2/1/2028 (a)	4,905,000	4,668,530
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	5,669,000	4,702,662
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	6,127,000	5,612,761
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	6,764,000	6,211,787
PGT Innovations, Inc. 4.38%, 10/1/2029 (a) (b)	5,095,000	4,777,887
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	10,782,000	10,199,233
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	9,899,500	7,971,374
4.38%, 7/15/2030 (a)	15,717,700	13,621,116
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	6,784,000	6,415,290
Victors Merger Corp. 6.38%, 5/15/2029 (a)	5,631,000	3,860,952
		138,020,941
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	6,769,000	6,171,162
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,380,000	5,011,793
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	12,524,000	10,879,474
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	6,807,000	6,884,668
7.75%, 3/15/2031 (a)	7,751,000	8,064,683
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a) (e)	165,000	12,622
9.00%, 11/15/2026 (a) (e)	134,000	14,007
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	8,310,000	8,265,874
		45,304,283
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AG Issuer LLC 6.25%, 3/1/2028 (a)	5,223,000	4,976,683
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,532,000	4,651,645
Ally Financial, Inc. 6.70%, 2/14/2033 (b)	5,130,000	4,536,151
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	8,785,000	5,891,836
Security Description	Principal Amount	Value
3.63%, 10/1/2031 (a)	$ 9,696,000	$ 5,720,543
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	6,974,000	1,551,785
GGAM Finance Ltd. 8.00%, 6/15/2028 (a)	5,775,000	5,775,231
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	17,000,421	15,570,856
goeasy Ltd. 5.38%, 12/1/2024 (a) (b)	5,520,000	5,351,198
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,395,000	3,940,997
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	6,992,000	6,025,776
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	9,302,000	7,657,778
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	4,929,000	2,829,640
6.50%, 11/1/2025 (a) (b)	5,093,000	4,017,868
Macquarie Airfinance Holdings Ltd. 8.38%, 5/1/2028 (a)	5,565,000	5,639,571
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,907,000	8,832,586
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	6,597,000	5,353,729
5.50%, 8/15/2028 (a)	8,567,000	7,509,832
5.75%, 11/15/2031 (a)	5,850,000	4,804,195
6.00%, 1/15/2027 (a)	6,232,000	5,798,377
Navient Corp.:
4.88%, 3/15/2028	5,015,000	4,296,752
5.00%, 3/15/2027	7,202,000	6,462,211
5.50%, 3/15/2029	8,374,200	7,144,784
7.25%, 9/25/2023	330	331
9.38%, 7/25/2030	5,262,000	5,233,427
NFP Corp.:
4.88%, 8/15/2028 (a)	6,267,000	5,617,739
6.88%, 8/15/2028 (a)	20,930,000	18,182,728
OneMain Finance Corp.:
3.50%, 1/15/2027	7,503,000	6,451,980
3.88%, 9/15/2028	6,170,000	5,045,394
4.00%, 9/15/2030 (b)	7,772,800	5,993,140
5.38%, 11/15/2029	8,077,000	6,896,708
6.63%, 1/15/2028 (b)	8,028,000	7,571,608
7.13%, 3/15/2026 (b)	11,929,000	11,742,788
9.00%, 1/15/2029	5,273,000	5,318,348
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	6,707,000	5,395,580
5.38%, 10/15/2025 (a)	6,911,000	6,552,250
5.75%, 9/15/2031 (a)	4,870,000	3,966,858

See accompanying notes to financial statements.
166

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	$ 11,383,000	$ 10,068,491
3.63%, 3/1/2029 (a)	6,924,000	5,821,215
3.88%, 3/1/2031 (a)	12,274,000	9,951,882
4.00%, 10/15/2033 (a)	8,015,500	6,269,003
SLM Corp.:
3.13%, 11/2/2026	5,116,000	4,425,545
4.20%, 10/29/2025	5,106,000	4,756,239
Synchrony Financial 7.25%, 2/2/2033	7,343,000	6,592,619
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	7,466,000	7,137,197
5.50%, 4/15/2029 (a)	7,807,000	6,697,703
5.75%, 6/15/2027 (a)	4,625,000	4,222,440
		294,251,237
ELECTRIC — 2.4%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (c)	7,522,000	5,999,998
Calpine Corp.:
3.75%, 3/1/2031 (a)	9,080,000	7,366,695
4.50%, 2/15/2028 (a)	12,238,000	11,079,184
4.63%, 2/1/2029 (a)	6,769,000	5,744,038
5.00%, 2/1/2031 (a)	9,414,000	7,787,167
5.13%, 3/15/2028 (a)	14,220,500	12,742,137
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	8,962,000	7,441,776
4.75%, 3/15/2028 (a)	8,923,000	8,229,058
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	1,069,000	1,054,451
Edison International 5 year CMT + 3.86%, 8.13%, 6/15/2053 (b)	5,070,000	5,186,306
FirstEnergy Corp. 2.65%, 3/1/2030	5,660,000	4,788,134
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a) (b)	5,053,000	4,703,888
4.25%, 7/15/2024 (a)	3,848,000	3,776,774
4.50%, 9/15/2027 (a)	500	465
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,887,000	4,835,994
3.63%, 2/15/2031 (a)	10,560,000	8,261,088
3.88%, 2/15/2032 (a)	11,482,000	8,876,160
5.25%, 6/15/2029 (a)	8,232,000	7,351,588
5.75%, 1/15/2028 (a)	840	796
5.75%, 1/15/2028	9,051,000	8,582,249
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	4,842,000	4,437,983
Security Description	Principal Amount	Value
PG&E Corp.:
5.00%, 7/1/2028 (b)	$ 10,527,000	$ 9,663,365
5.25%, 7/1/2030 (b)	10,044,000	9,006,756
Pike Corp. 5.50%, 9/1/2028 (a)	5,992,000	5,390,163
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	11,879,000	12,289,182
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	13,073,000	11,442,666
5.00%, 7/31/2027 (a)	12,840,000	12,041,095
5.50%, 9/1/2026 (a)	10,032,000	9,664,227
5.63%, 2/15/2027 (a)	13,318,000	12,767,034
		210,510,417
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	8,866,000	7,640,807
4.75%, 6/15/2028 (a)	7,031,000	6,274,254
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	12,873,000	13,024,129
7.25%, 6/15/2028 (a)	12,474,000	12,726,723
		39,665,913
ELECTRONICS — 0.6%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	9,477,000	8,561,048
Imola Merger Corp. 4.75%, 5/15/2029 (a)	20,269,000	17,675,176
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	9,150,000	8,144,506
5.88%, 9/1/2030 (a)	4,419,000	4,297,654
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	7,344,500	6,293,429
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,403,000	4,615,351
		49,587,164
ENERGY-ALTERNATE SOURCES — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	7,344,000	5,784,869
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	7,142,000	6,305,672
		12,090,541
ENGINEERING & CONSTRUCTION — 0.3%
Artera Services LLC 9.03%, 12/4/2025 (a)	10,368,222	9,076,653
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	135,000	131,039
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,664,000	4,236,078
Fluor Corp. 4.25%, 9/15/2028 (b)	6,307,000	5,864,059
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	135,000	121,212

See accompanying notes to financial statements.
167

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
TopBuild Corp. 4.13%, 2/15/2032 (a)	$ 4,383,000	$ 3,757,327
		23,186,368
ENTERTAINMENT — 3.6%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,171,000	5,465,284
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,219,000	3,214,788
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	9,812,000	6,919,815
10.00%, 6/15/2026 (a)	12,923,923	9,274,336
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	6,621,400	6,003,358
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	11,885,000	10,375,724
6.25%, 7/1/2025 (a)	29,077,100	28,947,998
7.00%, 2/15/2030 (a)	19,916,000	20,012,991
8.13%, 7/1/2027 (a) (b)	16,166,000	16,525,532
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	5,459,000	5,523,907
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	11,495,000	10,714,259
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	5,255,000	5,216,008
Churchill Downs, Inc.:
5.50%, 4/1/2027 (a)	5,554,000	5,367,441
6.75%, 5/1/2031 (a)	5,839,000	5,781,836
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	7,976,000	7,087,713
International Game Technology PLC:
4.13%, 4/15/2026 (a)	6,645,000	6,307,102
5.25%, 1/15/2029 (a)	6,666,000	6,305,236
6.25%, 1/15/2027 (a)	7,848,000	7,816,216
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,025,000	3,585,188
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	9,282,000	6,721,746
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	4,727,000	4,224,142
4.75%, 10/15/2027 (a)	9,078,000	8,467,414
6.50%, 5/15/2027 (a)	11,944,000	12,008,020
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	7,410,000	6,563,407
Security Description	Principal Amount	Value
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	$ 11,914,000	$ 11,293,042
13.25%, 12/15/2027 (a)	2,028,000	2,150,106
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	7,735,000	5,834,124
5.88%, 9/1/2031 (a)	7,383,000	5,445,775
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	8,846,000	7,280,612
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	8,433,000	7,422,136
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	6,486,000	6,472,963
7.25%, 11/15/2029 (a)	4,729,000	4,748,531
8.63%, 7/1/2025 (a)	4,154,000	4,243,851
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	7,007,000	6,300,975
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	7,847,000	7,641,958
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (f)	4,527,000	4,299,518
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,956,000	2,960,523
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	7,884,000	6,379,023
3.75%, 12/1/2029 (a)	5,500,000	4,767,400
3.88%, 7/15/2030 (a) (b)	5,123,000	4,431,139
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
REGS, 5.13%, 10/1/2029 (a)	7,398,000	6,633,121
7.13%, 2/15/2031 (a) (b)	5,764,000	5,731,087
		312,465,345
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	4,796,000	4,597,733
6.38%, 2/1/2031 (a)	4,392,000	4,421,778
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	6,910,000	6,009,351
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	6,848,000	6,089,584
3.75%, 8/1/2025 (a)	8,194,000	7,800,196
4.00%, 8/1/2028 (a)	7,588,000	6,803,477
4.25%, 6/1/2025 (a)	5,324,000	5,139,151
4.38%, 8/15/2029 (a) (b)	5,330,000	4,777,812
4.75%, 6/15/2029 (a) (b)	7,407,000	6,795,848

See accompanying notes to financial statements.
168

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.13%, 12/15/2026 (a)	$ 6,634,000	$ 6,398,692
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	6,021,000	5,302,996
5.88%, 6/30/2029 (a)	9,744,000	7,916,123
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	4,638,000	4,124,712
5.38%, 7/15/2024 (a)	3,263,400	3,228,253
		79,405,706
FOOD — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	8,256,000	7,650,175
3.50%, 3/15/2029 (a)	13,101,000	11,394,071
4.63%, 1/15/2027 (a)	13,028,500	12,354,275
4.88%, 2/15/2030 (a)	9,278,000	8,564,707
5.88%, 2/15/2028 (a)	7,925,500	7,700,574
6.50%, 2/15/2028 (a)	7,935,000	7,947,537
7.50%, 3/15/2026 (a)	5,394,000	5,494,167
B&G Foods, Inc. 5.25%, 9/15/2027 (b)	5,729,018	4,974,736
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	9,537,000	8,524,647
4.38%, 1/31/2032 (a)	7,004,000	6,245,467
4.88%, 5/15/2028 (a)	5,220,000	5,000,551
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	9,880,000	8,796,460
5.50%, 10/15/2027 (a)	10,610,000	10,268,889
Post Holdings, Inc.:
4.50%, 9/15/2031 (a) (b)	11,349,000	9,685,237
4.63%, 4/15/2030 (a)	16,101,000	14,119,450
5.50%, 12/15/2029 (a)	11,374,000	10,521,064
Sigma Holdco BV 7.88%, 5/15/2026 (a)	57,000	48,543
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	9,074,000	7,311,648
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	4,861,000	4,187,800
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	4,203,000	3,764,669
4.75%, 2/15/2029 (a)	8,937,000	8,202,825
6.25%, 4/15/2025 (a)	5,859,000	5,862,750
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	5,885,000	4,876,723
		173,496,965
FOOD SERVICE — 0.2%
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	12,982,000	12,997,708
TKC Holdings, Inc. 10.50%, 5/15/2029 (a) (b)	6,413,000	4,936,663
		17,934,371
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	$ 6,899,000	$ 5,888,365
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	4,771,000	3,165,368
Mercer International, Inc. 5.13%, 2/1/2029 (b)	10,043,000	7,815,764
		16,869,497
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	6,213,000	6,313,588
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	8,108,000	7,109,095
4.63%, 7/15/2028 (a)	14,691,000	13,617,088
Embecta Corp. 5.00%, 2/15/2030 (a)	5,668,000	4,709,711
Hologic, Inc. 3.25%, 2/15/2029 (a)	9,369,000	8,194,877
Medline Borrower LP:
3.88%, 4/1/2029 (a)	42,823,000	37,246,161
5.25%, 10/1/2029 (a) (b)	25,464,000	22,103,261
Teleflex, Inc. 4.25%, 6/1/2028 (a)	4,708,000	4,326,134
		97,306,327
HEALTH CARE SERVICES — 4.9%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a) (b)	5,059,750	4,112,919
3.50%, 4/1/2030 (a) (b)	6,408,000	5,190,544
5.00%, 7/15/2027 (a)	4,509,000	4,150,715
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	4,343,000	3,837,909
4.00%, 3/15/2031 (a) (b)	4,707,000	4,109,023
4.25%, 5/1/2028 (a)	5,013,000	4,604,340
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	11,089,000	8,379,181
5.25%, 5/15/2030 (a)	15,347,000	12,138,249
5.63%, 3/15/2027 (a)	18,814,000	16,640,607
6.00%, 1/15/2029 (a) (b)	9,743,000	8,285,252
6.13%, 4/1/2030 (a)	12,797,000	7,749,095
6.88%, 4/1/2028 (a)	7,436,000	4,367,683
6.88%, 4/15/2029 (a) (b)	13,733,000	8,575,297
8.00%, 3/15/2026 (a) (b)	20,418,000	19,890,603
8.00%, 12/15/2027 (a) (b)	6,989,000	6,761,368
DaVita, Inc.:
3.75%, 2/15/2031 (a) (b)	14,848,500	11,907,606
4.63%, 6/1/2030 (a)	26,874,250	23,076,650
Encompass Health Corp.:
4.50%, 2/1/2028	7,582,000	7,068,699
4.75%, 2/1/2030	7,663,000	6,977,545

See accompanying notes to financial statements.
169

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	$ 6,151,000	$ 6,296,164
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	6,177,000	3,399,574
HealthEquity, Inc. 4.50%, 10/1/2029 (a) (b)	5,828,000	5,154,749
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a) (b)	5,665,000	5,629,480
IQVIA, Inc.:
5.00%, 5/15/2027 (a)	10,522,000	10,134,896
6.50%, 5/15/2030 (a) (b)	4,992,000	5,050,956
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a) (b)	7,218,000	5,641,589
6.75%, 4/15/2025 (a) (b)	5,911,000	5,490,255
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	5,175,000	3,058,218
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	5,577,000	4,128,820
ModivCare, Inc. 5.88%, 11/15/2025 (a) (b)	5,252,000	4,862,617
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	5,717,000	4,909,931
3.88%, 5/15/2032 (a)	7,070,600	5,929,971
4.38%, 6/15/2028 (a)	8,003,000	7,381,967
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	8,392,000	7,946,049
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,747,000	2,514,202
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	11,945,000	10,021,019
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	7,786,000	5,746,068
Select Medical Corp. 6.25%, 8/15/2026 (a)	11,334,000	11,127,268
Syneos Health, Inc. 3.63%, 1/15/2029 (a) (b)	4,540,000	4,442,889
Tenet Healthcare Corp.:
4.25%, 6/1/2029	13,838,000	12,501,388
4.38%, 1/15/2030	14,355,000	12,953,234
4.63%, 6/15/2028	6,243,000	5,833,522
4.88%, 1/1/2026	19,685,000	19,177,521
5.13%, 11/1/2027	15,123,000	14,438,231
6.13%, 10/1/2028 (b)	24,608,000	23,685,200
6.13%, 6/15/2030	19,312,000	19,031,010
6.25%, 2/1/2027	14,459,000	14,338,123
6.75%, 5/15/2031 (a)	13,284,000	13,359,320
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	7,929,000	6,788,175
Security Description	Principal Amount	Value
U.S. Renal Care, Inc. 10.63%, 7/15/2027 (a)	$ 3,879,929	$ 1,084,091
		429,879,782
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a) (b)	5,631,000	5,681,172
HOME BUILDERS — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	5,591,000	4,429,358
6.25%, 9/15/2027 (a)	6,526,000	6,026,957
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,972,000	3,445,233
6.75%, 6/1/2027	5,315,000	5,331,849
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	6,210,000	5,377,425
5.25%, 12/15/2027 (a)	5,311,000	4,949,958
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	4,809,000	4,467,994
5.88%, 6/15/2027 (a)	4,693,000	4,617,396
Thor Industries, Inc. 4.00%, 10/15/2029 (a) (b)	5,385,000	4,572,242
		43,218,412
HOME FURNISHINGS — 0.2%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	8,328,000	6,801,644
4.00%, 4/15/2029 (a) (b)	8,457,000	7,323,508
		14,125,152
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	9,177,000	8,842,406
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	5,071,000	4,673,383
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,732,000	4,129,522
5.50%, 6/1/2028 (a)	7,281,000	6,882,220
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	4,209,000	1,922,208
		26,449,739
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,950,000	5,021,787
Central Garden & Pet Co. 4.13%, 10/15/2030	4,809,000	4,033,789

See accompanying notes to financial statements.
170

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	$ 5,316,000	$ 4,705,564
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a) (b)	4,933,000	4,045,997
		17,807,137
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	6,620,000	6,173,481
Newell Brands, Inc.:
4.88%, 6/1/2025	6,554,000	6,321,792
6.38%, 9/15/2027 (b)	7,900,000	7,585,817
6.63%, 9/15/2029 (b)	5,237,000	5,025,896
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	6,040,000	3,717,741
		28,824,727
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	6,284,000	5,424,537
6.00%, 8/1/2029 (a) (b)	4,783,500	4,142,224
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	7,990,000	7,323,714
6.75%, 10/15/2027 (a) (b)	13,645,000	12,827,255
6.75%, 4/15/2028 (a)	12,242,000	12,070,490
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	8,124,000	7,343,121
AssuredPartners, Inc. 5.63%, 1/15/2029 (a) (b)	5,863,000	5,083,221
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	7,709,000	6,687,480
Enstar Finance LLC 5 Year CMT + 4.01%, 5.50%, 1/15/2042 (c)	2,729,000	2,036,844
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	7,629,000	5,442,452
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	4,701,500	4,221,947
7.00%, 5/1/2026 (a)	969,000	967,275
7.25%, 6/15/2030 (a)	20,859,000	21,538,795
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	7,587,000	7,725,766
Liberty Mutual Group, Inc. 5 Year CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	4,165,200	3,254,021
MGIC Investment Corp. 5.25%, 8/15/2028	6,508,000	6,129,430
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	5,046,000	4,764,787
		116,983,359
Security Description	Principal Amount	Value
INTERNET — 1.8%
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	$ 5,199,000	$ 4,251,846
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	9,299,000	8,075,159
6.13%, 12/1/2028 (a) (b)	5,135,000	4,427,654
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	4,362,000	4,051,033
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	7,182,000	6,982,269
Gen Digital, Inc.:
6.75%, 9/30/2027 (a) (b)	8,551,000	8,531,760
7.13%, 9/30/2030 (a) (b)	6,044,000	6,055,725
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	7,638,000	6,550,807
5.25%, 12/1/2027 (a)	6,461,000	6,169,480
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	5,794,000	3,347,078
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	4,922,000	4,048,000
4.13%, 8/1/2030 (a)	5,101,000	4,373,699
4.63%, 6/1/2028 (a)	5,179,000	4,755,254
Millennium Escrow Corp. 6.63%, 8/1/2026 (a) (b)	6,937,000	5,092,452
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	6,888,000	5,166,964
Rakuten Group, Inc.:
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	6,527,000	4,244,834
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	8,578,000	4,808,741
10.25%, 11/30/2024 (a) (b)	9,464,000	9,414,977
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	4,395,000	4,412,800
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a) (b)	14,727,000	13,555,614
6.25%, 1/15/2028 (a)	5,603,000	5,582,213
7.50%, 5/15/2025 (a)	8,740,000	8,854,581
7.50%, 9/15/2027 (a)	10,761,000	11,022,385
8.00%, 11/1/2026 (a)	14,410,000	14,677,738
		158,453,063
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	9,560,000	8,394,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	7,923,000	6,246,889
4.75%, 9/15/2024	10,926,000	10,436,515
5.25%, 5/15/2027	14,681,000	12,658,839

See accompanying notes to financial statements.
171

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.25%, 5/15/2026	$ 12,507,000	$ 11,395,003
		49,131,309
IRON/STEEL — 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	4,639,000	4,464,574
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	7,015,000	6,955,794
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	5,497,000	5,366,776
6.75%, 3/15/2026 (a)	7,280,000	7,358,988
6.75%, 4/15/2030 (a) (b)	8,973,000	8,649,523
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	6,504,000	6,544,975
8.13%, 5/1/2027 (a)	7,581,000	7,594,039
8.50%, 5/1/2030 (a)	6,529,000	6,595,139
		53,529,808
IT SERVICES — 0.1%
Seagate HDD Cayman:
8.25%, 12/15/2029 (a) (b)	5,996,000	6,265,041
8.50%, 7/15/2031 (a)	5,108,000	5,360,284
		11,625,325
LEISURE TIME — 3.5%
Carnival Corp.:
4.00%, 8/1/2028 (a)	22,023,000	19,509,295
5.75%, 3/1/2027 (a)	34,855,000	32,063,812
6.00%, 5/1/2029 (a)	19,652,000	17,546,485
7.63%, 3/1/2026 (a) (b)	14,123,000	13,830,089
9.88%, 8/1/2027 (a)	8,775,000	9,134,599
10.50%, 2/1/2026 (a)	7,732,000	8,125,636
10.50%, 6/1/2030 (a)	10,152,000	10,761,729
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	20,099,000	21,987,301
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	53,000	43,901
Life Time, Inc. 5.75%, 1/15/2026 (a)	9,280,000	9,054,589
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,521,000	3,582,169
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	6,301,450	6,056,324
5.88%, 3/15/2026 (a)	13,548,000	12,716,966
5.88%, 2/15/2027 (a)	9,697,000	9,428,684
7.75%, 2/15/2029 (a) (b)	6,288,000	5,990,389
8.38%, 2/1/2028 (a)	5,324,000	5,592,010
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	5,153,000	4,647,078
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	7,158,000	6,601,752
5.38%, 7/15/2027 (a)	10,540,000	9,882,093
5.50%, 8/31/2026 (a)	10,295,000	9,768,514
Security Description	Principal Amount	Value
5.50%, 4/1/2028 (a) (b)	$ 14,303,000	$ 13,348,275
7.25%, 1/15/2030 (a)	7,076,000	7,180,866
8.25%, 1/15/2029 (a)	10,326,000	10,841,267
9.25%, 1/15/2029 (a)	9,586,000	10,222,414
11.50%, 6/1/2025 (a)	6,129,391	6,498,074
11.63%, 8/15/2027 (a)	13,127,000	14,281,651
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a) (b)	6,708,000	6,238,708
9.13%, 7/15/2031 (a) (b)	8,468,000	8,556,491
13.00%, 5/15/2025 (a)	2,878,000	3,022,735
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	5,386,000	4,418,728
		300,932,624
LODGING — 3.7%
Boyd Gaming Corp.:
4.75%, 12/1/2027	9,780,000	9,271,342
4.75%, 6/15/2031 (a)	7,533,000	6,733,899
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,683,000	3,314,037
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	15,191,250	12,667,528
3.75%, 5/1/2029 (a)	9,152,000	8,116,634
4.00%, 5/1/2031 (a)	10,204,000	8,860,950
4.88%, 1/15/2030	8,343,000	7,778,429
5.38%, 5/1/2025 (a)	3,659,000	3,625,996
5.75%, 5/1/2028 (a)	4,908,000	4,839,141
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	5,212,000	4,372,972
5.00%, 6/1/2029 (a)	9,177,000	8,146,331
Las Vegas Sands Corp.:
2.90%, 6/25/2025	5,163,000	4,851,103
3.20%, 8/8/2024	15,952,900	15,471,122
3.50%, 8/18/2026	10,430,000	9,711,999
3.90%, 8/8/2029	6,944,000	6,202,520
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	5,655,000	4,877,833
Melco Resorts Finance Ltd.:
Series REGS, 5.25%, 4/26/2026	3,844,000	3,576,880
5.38%, 12/4/2029 (a)	11,539,000	9,469,942
Series REGS, 5.63%, 7/17/2027	5,263,000	4,756,857
5.75%, 7/21/2028 (a)	9,399,000	8,226,193
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	6,139,000	5,558,926
5.25%, 6/18/2025 (a)	6,025,000	5,778,216
5.38%, 5/15/2024 (a)	856,000	844,667
5.88%, 5/15/2026 (a) (b)	6,580,000	6,279,360

See accompanying notes to financial statements.
172

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
MGM Resorts International:
4.75%, 10/15/2028	$ 7,464,500	$ 6,779,184
5.50%, 4/15/2027	6,811,000	6,547,823
6.75%, 5/1/2025	6,700,222	6,717,241
Sands China Ltd.:
2.80%, 3/8/2027 (b)	5,522,000	4,790,998
3.35%, 3/8/2029	6,849,000	5,701,039
3.75%, 8/8/2031	5,015,000	4,075,590
4.30%, 1/8/2026	9,126,000	8,578,896
4.88%, 6/18/2030 (b)	6,565,000	5,837,532
5.63%, 8/8/2025	14,739,000	14,363,745
5.90%, 8/8/2028	19,513,000	18,570,522
Station Casinos LLC:
4.50%, 2/15/2028 (a)	6,903,000	6,204,002
4.63%, 12/1/2031 (a)	6,059,000	5,106,101
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	11,779,000	8,795,144
6.00%, 7/15/2025 (a)	5,672,000	5,288,062
6.50%, 1/15/2028 (a) (b)	5,267,000	4,415,800
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	6,193,000	5,312,975
6.63%, 7/31/2026 (a)	6,428,000	6,403,509
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a) (b)	4,316,000	3,942,537
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	9,478,000	7,872,806
5.50%, 1/15/2026 (a)	10,806,000	10,038,558
5.63%, 8/26/2028 (a)	13,795,000	11,916,811
		320,591,752
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.00%, 5/15/2029 (a)	5,860,000	5,484,901
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	7,825,000	7,054,003
		12,538,904
MACHINERY-DIVERSIFIED — 0.5%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	13,625,000	13,904,040
9.50%, 1/1/2031 (a)	5,269,000	5,621,970
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	5,782,000	4,706,837
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	133,000	121,166
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	5,141,000	4,656,564
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	575,000	522,238
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	15,212,000	14,064,863
		43,597,678
Security Description	Principal Amount	Value
MEDIA — 8.8%
Altice Financing SA:
5.00%, 1/15/2028 (a)	$ 12,800,000	$ 10,238,464
5.75%, 8/15/2029 (a)	19,626,000	15,191,505
AMC Networks, Inc. 4.25%, 2/15/2029 (b)	10,368,400	5,577,162
Audacy Capital Corp. 6.75%, 3/31/2029 (a)	2,403,000	81,438
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	6,315,000	4,947,045
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	29,015,000	23,439,768
4.25%, 1/15/2034 (a)	19,536,000	14,770,193
4.50%, 8/15/2030 (a)	26,280,000	21,891,503
4.50%, 5/1/2032	28,537,000	22,698,044
4.50%, 6/1/2033 (a)	17,675,000	13,881,768
4.75%, 3/1/2030 (a)	29,304,000	25,074,261
4.75%, 2/1/2032 (a)	12,324,000	10,029,764
5.38%, 6/1/2029 (a)	14,427,000	13,044,461
6.38%, 9/1/2029 (a)	14,739,000	13,881,043
7.38%, 3/1/2031 (a)	12,417,000	12,100,863
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	79,371
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	9,646,000	6,565,550
4.13%, 12/1/2030 (a)	11,168,000	7,843,733
4.50%, 11/15/2031 (a)	15,378,000	10,719,081
4.63%, 12/1/2030 (a)	22,247,500	9,904,364
5.00%, 11/15/2031 (a)	4,806,000	2,249,833
5.75%, 1/15/2030 (a)	22,217,000	10,489,757
6.50%, 2/1/2029 (a)	16,850,000	13,659,284
7.50%, 4/1/2028 (a)	9,051,500	5,159,355
11.25%, 5/15/2028 (a) (b)	11,288,000	10,959,181
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	36,868,000	33,382,868
DISH DBS Corp.:
5.13%, 6/1/2029	14,472,000	6,751,767
5.25%, 12/1/2026 (a)	27,180,000	21,918,496
5.75%, 12/1/2028 (a)	24,413,500	18,268,866
7.38%, 7/1/2028	10,111,000	5,415,856
DISH Network Corp. 11.75%, 11/15/2027 (a)	34,558,000	33,794,614
GCI LLC 4.75%, 10/15/2028 (a)	5,891,000	5,018,189
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	12,634,000	8,421,824
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	8,008,000	5,272,787
7.00%, 5/15/2027 (a)	7,322,000	6,246,179
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	5,549,750	4,189,284
5.25%, 8/15/2027 (a) (b)	7,698,000	5,887,430

See accompanying notes to financial statements.
173

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.38%, 5/1/2026	$ 8,220,026	$ 6,925,290
8.38%, 5/1/2027 (b)	10,976,839	7,312,441
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	8,982,000	7,550,449
6.75%, 10/15/2027 (a)	11,887,000	11,244,032
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	9,200,000	7,954,964
8.00%, 8/1/2029 (a) (b)	7,329,000	6,251,710
News Corp.:
3.88%, 5/15/2029 (a)	9,035,000	7,960,467
5.13%, 2/15/2032 (a)	4,741,000	4,340,907
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	10,122,500	8,782,888
5.63%, 7/15/2027 (a)	16,983,000	15,833,930
Paramount Global 5 Year CMT + 4.00%, 6.38%, 3/30/2062 (c)	9,309,000	7,777,763
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	8,794,000	7,022,185
6.50%, 9/15/2028 (a)	8,771,000	5,119,896
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	6,428,000	5,193,503
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	8,450,000	5,562,804
5.50%, 3/1/2030 (a) (b)	5,896,000	3,399,987
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	9,850,000	8,874,554
3.88%, 9/1/2031 (a)	14,960,000	11,570,812
4.00%, 7/15/2028 (a)	20,557,000	17,884,384
4.13%, 7/1/2030 (a)	14,619,000	11,942,992
5.50%, 7/1/2029 (a) (b)	13,205,000	12,043,884
TEGNA, Inc.:
4.63%, 3/15/2028	9,860,000	8,709,141
4.75%, 3/15/2026 (a)	5,812,000	5,578,648
5.00%, 9/15/2029 (b)	11,117,000	9,619,207
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	6,005,000	5,762,098
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	10,473,000	9,002,486
6.63%, 6/1/2027 (a)	14,727,000	14,210,377
7.38%, 6/30/2030 (a) (b)	9,143,000	8,715,016
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	13,057,018	10,779,352
Urban One, Inc. 7.38%, 2/1/2028 (a)	8,213,000	7,189,496
Videotron Ltd. 3.63%, 6/15/2029 (a) (b)	5,316,000	4,597,543
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	9,735,000	7,749,255
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	8,786,000	7,381,646
5.50%, 5/15/2029 (a)	14,364,000	13,035,761
Security Description	Principal Amount	Value
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	$ 6,857,000	$ 6,013,589
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	14,938,000	12,047,497
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	5,836,000	4,431,975
Ziggo BV 4.88%, 1/15/2030 (a)	10,622,000	8,828,581
		763,246,461
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a) (b)	4,313,000	4,262,926
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	4,102,000	3,673,915
		7,936,841
MINING — 1.2%
Arconic Corp.:
6.00%, 5/15/2025 (a)	5,186,000	5,231,430
6.13%, 2/15/2028 (a)	8,828,000	8,944,618
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	4,988,000	4,810,926
Constellium SE 3.75%, 4/15/2029 (a) (b)	4,622,000	3,971,084
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	16,013,000	13,666,775
4.50%, 9/15/2027 (a)	5,776,000	5,405,874
5.88%, 4/15/2030 (a)	8,609,000	8,204,549
6.13%, 4/15/2032 (a)	7,660,000	7,280,983
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (b)	2,111,000	1,964,623
4.50%, 4/1/2026 (a)	3,167,000	2,947,400
6.13%, 4/1/2029 (a)	3,203,000	2,949,835
6.13%, 4/1/2029	1,913,000	1,761,797
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	6,146,000	4,909,732
4.63%, 3/1/2028 (a) (b)	5,506,000	4,824,137
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,893,000	6,245,954
3.88%, 8/15/2031 (a) (b)	8,334,000	6,878,217
4.75%, 1/30/2030 (a)	16,825,000	14,954,228
		104,952,162
MISCELLANEOUS MANUFACTURER — 0.3%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	5,727,000	5,853,395
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,516,000	5,897,371
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	5,576,000	5,503,178

See accompanying notes to financial statements.
174

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
LSB Industries, Inc. 6.25%, 10/15/2028 (a) (b)	$ 7,240,000	$ 6,501,230
		23,755,174
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	6,578,000	6,191,411
5.50%, 8/15/2028 (a)	8,078,000	6,871,308
		13,062,719
OIL & GAS — 4.8%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	7,828,000	7,705,335
Antero Resources Corp. 5.38%, 3/1/2030 (a)	6,157,700	5,703,816
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	6,513,000	6,299,699
8.25%, 12/31/2028 (a)	6,055,000	5,964,054
Baytex Energy Corp. 8.50%, 4/30/2030 (a)	8,891,000	8,686,863
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	6,098,000	6,145,564
Callon Petroleum Co.:
7.50%, 6/15/2030 (a) (b)	6,535,000	6,169,301
8.00%, 8/1/2028 (a) (b)	6,823,000	6,749,516
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2025 (a)	2,024,000	2,099,252
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	4,285,000	4,175,861
5.88%, 2/1/2029 (a)	4,684,000	4,447,739
6.75%, 4/15/2029 (a)	9,565,000	9,495,845
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	14,445,000	14,612,851
8.75%, 7/1/2031 (a)	13,802,000	14,013,171
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	5,887,000	5,465,314
7.38%, 1/15/2031 (a) (b)	5,938,000	5,797,745
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	10,209,000	8,867,640
6.75%, 3/1/2029 (a)	12,777,000	11,698,877
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	7,284,000	6,834,650
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	6,249,000	6,026,223
Earthstone Energy Holdings LLC:
8.00%, 4/15/2027 (a)	5,792,000	5,580,650
9.88%, 7/15/2031 (a) (b)	6,000,000	5,935,020
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,425,000	6,779,396
Security Description	Principal Amount	Value
EQT Corp. 3.90%, 10/1/2027	$ 300	$ 278
Gulfport Energy Corp.:
Zero Coupon, 5/15/2025 (e)	1,081,000	681
8.00%, 5/17/2026 (b)	4,926,480	4,950,915
8.00%, 5/17/2026 (a)	226,000	227,121
Harbour Energy PLC 5.50%, 10/15/2026 (a)	5,907,000	5,424,221
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	7,254,000	6,610,353
6.00%, 4/15/2030 (a)	5,530,000	5,043,471
6.00%, 2/1/2031 (a)	6,497,000	5,841,128
6.25%, 11/1/2028 (a)	5,440,000	5,128,451
6.25%, 4/15/2032 (a)	5,322,000	4,769,257
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	384,000	359,582
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	5,159,000	4,801,842
Matador Resources Co.:
5.88%, 9/15/2026 (b)	7,695,000	7,477,616
6.88%, 4/15/2028 (a)	4,846,000	4,796,135
MEG Energy Corp. 5.88%, 2/1/2029 (a)	5,853,000	5,501,176
Murphy Oil Corp. 5.88%, 12/1/2027 (b)	5,119,000	4,983,091
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	6,666,000	6,227,177
Nabors Industries, Inc.:
5.75%, 2/1/2025	4,450,462	4,308,314
7.38%, 5/15/2027 (a)	7,753,000	7,374,576
Noble Finance II LLC 8.00%, 4/15/2030 (a)	6,274,000	6,372,125
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	7,768,000	7,613,339
8.75%, 6/15/2031 (a)	5,307,000	5,212,217
Parkland Corp.:
4.50%, 10/1/2029 (a)	7,787,000	6,765,424
4.63%, 5/1/2030 (a)	6,613,000	5,736,579
5.88%, 7/15/2027 (a)	5,128,000	4,951,392
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	8,573,200	8,036,518
7.25%, 6/15/2025	135,000	134,768
Permian Resources Operating LLC 5.88%, 7/1/2029 (a)	6,371,000	6,005,241
Petrofac Ltd. 9.75%, 11/15/2026 (a) (b)	4,606,000	3,641,504
Range Resources Corp.:
4.75%, 2/15/2030 (a)	4,526,000	4,077,292
8.25%, 1/15/2029	5,268,000	5,484,831
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	6,924,000	6,385,590

See accompanying notes to financial statements.
175

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Southwestern Energy Co.:
4.75%, 2/1/2032	$ 11,493,000	$ 10,153,606
5.38%, 2/1/2029	7,314,000	6,904,489
5.38%, 3/15/2030	11,033,000	10,295,444
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	5,400,000	4,748,220
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	7,556,550	6,707,194
4.50%, 4/30/2030	7,590,000	6,669,864
6.00%, 4/15/2027	6,404,000	6,322,925
Talos Production, Inc. 12.00%, 1/15/2026	6,303,000	6,622,625
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	4,584,000	4,719,411
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	5,332,000	5,442,692
Transocean, Inc.:
8.00%, 2/1/2027 (a)	6,804,000	6,169,731
8.75%, 2/15/2030 (a)	12,156,000	12,342,716
11.50%, 1/30/2027 (a)	8,022,000	8,337,987
Valaris Ltd. 8.38%, 4/30/2030 (a)	7,389,000	7,414,270
		422,347,761
OIL & GAS SERVICES — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	8,821,000	8,286,977
6.88%, 4/1/2027 (a)	5,680,000	5,472,169
CGG SA 8.75%, 4/1/2027 (a) (b)	4,254,000	3,576,423
Enerflex Ltd. 9.00%, 10/15/2027 (a)	7,154,000	6,971,358
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	4,478,000	4,439,086
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 9/1/2027	8,398,000	8,021,602
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	15,625,000	15,875,000
		52,642,615
PACKAGING & CONTAINERS — 2.9%
ARD Finance SA 6.50%, 6/30/2027 (a)	9,444,958	7,692,824
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	6,053,000	5,200,314
4.00%, 9/1/2029 (a) (b)	11,047,000	8,768,446
6.00%, 6/15/2027 (a)	5,813,000	5,714,470
Security Description	Principal Amount	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	$ 11,504,000	$ 10,719,772
5.25%, 4/30/2025 (a)	6,749,000	6,601,062
5.25%, 8/15/2027 (a)	7,324,000	6,218,882
5.25%, 8/15/2027 (a) (b)	9,391,000	8,003,761
Ball Corp.:
2.88%, 8/15/2030 (b)	12,474,000	10,355,540
3.13%, 9/15/2031 (b)	8,096,000	6,662,198
6.00%, 6/15/2029	8,686,000	8,622,245
6.88%, 3/15/2028	7,303,000	7,452,492
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	4,102,000	4,022,544
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,495,000	5,256,847
8.75%, 4/15/2030 (a)	10,857,000	9,593,136
Crown Americas LLC 5.25%, 4/1/2030 (b)	4,938,000	4,704,284
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	8,256,000	8,000,559
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	5,322,000	4,543,232
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	6,788,000	5,822,475
LABL, Inc.:
5.88%, 11/1/2028 (a)	4,853,000	4,419,045
6.75%, 7/15/2026 (a)	7,190,000	7,071,221
10.50%, 7/15/2027 (a) (b)	6,601,000	6,337,224
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	50
7.88%, 8/15/2026 (a)	26,667,000	26,450,997
9.25%, 4/15/2027 (a) (b)	14,081,000	13,011,830
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a) (b)	5,954,000	5,919,467
7.25%, 5/15/2031 (a)	6,481,000	6,560,846
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	4,761,000	4,154,925
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	9,267,000	8,265,422
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	8,619,000	8,554,961

See accompanying notes to financial statements.
176

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Silgan Holdings, Inc. 4.13%, 2/1/2028	$ 5,858,000	$ 5,375,184
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	6,048,000	6,272,865
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	9,592,000	9,207,457
8.50%, 8/15/2027 (a) (b)	6,801,000	6,549,023
		252,105,600
PHARMACEUTICALS — 2.0%
1375209 BC Ltd. 9.00%, 1/30/2028 (a) (b)	50,000	50,124
180 Medical, Inc. 3.88%, 10/15/2029 (a)	5,111,000	4,469,774
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	5,148,000	4,111,244
5.13%, 3/1/2030 (a) (b)	5,991,000	4,870,324
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	5,144,500	2,823,610
9.25%, 4/1/2026 (a) (b)	1,266,000	1,066,542
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	15,249,000	9,079,255
5.25%, 1/30/2030 (a)	7,255,000	2,908,022
5.25%, 2/15/2031 (a)	3,453,000	1,438,658
5.75%, 8/15/2027 (a)	4,699,000	2,874,284
6.13%, 2/1/2027 (a) (b)	8,005,000	5,124,961
6.25%, 2/15/2029 (a)	4,811,000	1,984,441
11.00%, 9/30/2028 (a) (b)	16,795,000	11,947,459
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	7,635,000	7,680,199
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,196,000	4,726,126
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	7,018,000	6,817,426
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	6,987,000	6,408,476
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	6,115,000	4,356,754
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	3,558,000	3,575,648
Jazz Securities DAC 4.38%, 1/15/2029 (a)	14,844,000	13,250,051
Kevlar SpA 6.50%, 9/1/2029 (a)	7,658,000	6,536,716
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029 (a)	43,000	6,829
11.50%, 12/15/2028 (a) (b)	5,594,000	4,725,476
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	4,523,000	3,990,824
Security Description	Principal Amount	Value
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	$ 20,875,000	$ 18,535,956
5.13%, 4/30/2031 (a)	19,998,000	16,495,550
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	5,060,000	4,237,851
6.63%, 4/1/2030 (a) (b)	6,069,000	5,506,829
Perrigo Finance Unlimited Co. 4.65%, 6/15/2030	7,300,000	6,460,062
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	3,347,000	3,051,058
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	5,996,000	4,940,344
		174,050,873
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	7,722,000	7,170,804
5.75%, 3/1/2027 (a)	6,747,500	6,500,204
5.75%, 1/15/2028 (a)	6,493,500	6,225,254
7.88%, 5/15/2026 (a)	5,422,000	5,511,734
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	4,214,000	4,259,595
Buckeye Partners LP:
4.13%, 3/1/2025 (a)	5,360,000	5,131,503
4.50%, 3/1/2028 (a)	5,757,000	5,197,362
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	13,282,000	11,941,448
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	6,366,000	6,031,276
6.00%, 2/1/2029 (a)	8,109,000	7,569,914
7.38%, 2/1/2031 (a)	6,293,000	6,220,127
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	11,507,000	10,101,190
4.38%, 6/15/2031 (a)	9,711,000	8,372,727
EnLink Midstream LLC:
5.63%, 1/15/2028 (a)	5,245,000	5,084,870
6.50%, 9/1/2030 (a)	9,655,000	9,644,283
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	8,166,000	7,287,420
4.75%, 1/15/2031 (a)	10,413,000	9,116,373
6.50%, 7/1/2027 (a)	8,888,000	8,765,435
7.50%, 6/1/2027 (a)	5,348,999	5,401,473
7.50%, 6/1/2030 (a)	4,877,000	4,925,770
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	5,032,000	5,031,748

See accompanying notes to financial statements.
177

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	$ 7,592,000	$ 7,226,521
8.00%, 1/15/2027	10,526,000	10,262,534
8.88%, 4/15/2030	5,993,000	5,855,041
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	8,305,000	8,234,657
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	28,155
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	7,753,000	6,766,508
5.13%, 6/15/2028 (a)	5,497,000	5,171,578
5.63%, 2/15/2026 (a)	7,145,000	7,026,893
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	4,755,000	4,434,751
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	5,167,000	5,198,519
ITT Holdings LLC 6.50%, 8/1/2029 (a)	11,616,000	9,762,667
Kinetik Holdings LP 5.88%, 6/15/2030 (a) (b)	8,369,000	7,958,752
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	16,069,000	14,388,986
6.75%, 9/15/2025 (a)	12,418,000	11,647,215
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	19,685,000	19,387,953
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	5,655,000	5,285,389
NuStar Logistics LP:
5.75%, 10/1/2025	5,615,000	5,492,986
6.00%, 6/1/2026	3,796,000	3,702,846
6.38%, 10/1/2030	6,888,000	6,610,620
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	5,062,000	4,651,624
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (f)	8,052,000	7,820,102
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	7,895,000	6,957,785
6.00%, 9/1/2031 (a)	7,161,000	6,165,907
7.50%, 10/1/2025 (a)	6,082,000	6,102,192
Security Description	Principal Amount	Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	$ 17,500	$ 17,492
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	11,740,000	10,255,477
3.88%, 11/1/2033 (a)	12,213,000	10,039,330
4.13%, 8/15/2031 (a)	13,009,000	11,200,229
6.25%, 1/15/2030 (a)	10,835,000	10,748,428
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	22,358,000	22,739,428
8.38%, 6/1/2031 (a)	22,447,000	22,664,960
		409,296,035
REAL ESTATE — 0.7%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	6,751,000	6,109,250
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	6,422,000	5,325,765
4.38%, 2/1/2031 (a)	6,339,000	5,069,171
5.38%, 8/1/2028 (a)	7,453,000	6,666,336
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,544,000	5,231,928
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	7,071,000	5,588,211
4.75%, 2/1/2030	8,229,000	6,232,891
5.00%, 3/1/2031	5,367,000	4,012,906
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a)	10,032,000	7,147,800
5.75%, 1/15/2029 (a)	9,287,000	6,971,937
		58,356,195
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	5,063,000	3,944,178
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	7,947,000	6,733,493
5.75%, 5/15/2026 (a)	8,926,000	8,181,572
Diversified Healthcare Trust:
4.38%, 3/1/2031	4,594,000	3,370,848
4.75%, 2/15/2028	944,000	643,100
9.75%, 6/15/2025	4,956,000	4,760,932
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,814,000	4,267,185

See accompanying notes to financial statements.
178

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	$ 11,172,000	$ 10,021,619
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	7,005,000	6,062,127
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	10,510,000	9,030,507
4.88%, 9/15/2029 (a) (b)	9,698,000	8,682,329
5.00%, 7/15/2028 (a)	6,191,000	5,739,428
5.25%, 7/15/2030 (a)	13,295,000	11,979,726
5.63%, 7/15/2032 (a)	5,968,000	5,348,402
7.00%, 2/15/2029 (a)	9,335,000	9,354,323
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	6,588,000	5,723,523
4.75%, 6/15/2029 (a)	6,554,000	5,335,743
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	12,252,000	8,463,437
4.63%, 8/1/2029	9,510,000	7,201,828
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	5,200,000	4,016,012
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	7,609,000	6,560,175
5.88%, 10/1/2028 (a) (b)	6,539,000	6,038,440
7.50%, 6/1/2025 (a)	6,633,500	6,648,624
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	5,681,000	5,031,094
4.75%, 10/15/2027	6,622,000	6,160,380
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	5,571,000	5,224,317
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	5,932,000	5,443,915
4.00%, 9/15/2029 (a)	4,250,000	3,574,080
SBA Communications Corp.:
3.13%, 2/1/2029 (b)	14,321,500	12,142,913
3.88%, 2/15/2027	14,620,500	13,470,598
Service Properties Trust:
4.35%, 10/1/2024	7,695,000	7,406,745
7.50%, 9/15/2025	8,389,000	8,245,716
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	6,273,000	5,402,935
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,981,000	4,053,084
Security Description	Principal Amount	Value
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a) (b)	$ 5,652,000	$ 4,692,177
6.50%, 2/15/2029 (a) (b)	10,336,000	7,307,552
10.50%, 2/15/2028 (a)	25,888,000	25,691,251
XHR LP:
4.88%, 6/1/2029 (a) (b)	5,526,000	4,759,931
6.38%, 8/15/2025 (a) (b)	6,043,000	5,935,314
		272,649,553
RETAIL — 5.1%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	7,425,000	6,545,360
3.88%, 1/15/2028 (a)	15,156,500	13,857,740
4.00%, 10/15/2030 (a)	27,308,000	23,500,719
4.38%, 1/15/2028 (a)	8,277,000	7,648,031
5.75%, 4/15/2025 (a) (b)	3,766,500	3,759,871
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a) (b)	8,686,000	7,731,235
5.00%, 2/15/2032 (a)	6,346,000	5,544,564
Bath & Body Works, Inc.:
6.63%, 10/1/2030 (a) (b)	10,285,000	9,937,676
7.50%, 6/15/2029 (b)	5,310,000	5,383,119
Carvana Co.:
4.88%, 9/1/2029 (a)	3,732,000	2,166,202
5.50%, 4/15/2027 (a)	6,800,000	4,622,572
5.63%, 10/1/2025 (a)	4,172,001	3,669,984
5.88%, 10/1/2028 (a)	2,398,000	1,399,665
10.25%, 5/1/2030 (a)	19,252,000	15,337,683
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,380,000	6,098,897
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	7,782,000	7,560,213
8.50%, 10/30/2025 (a)	7,008,000	6,832,940
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	6,488,000	6,757,317
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	6,827,000	6,342,488
5.88%, 4/1/2029 (a)	8,569,000	7,180,908
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	10,165,000	8,939,508
6.75%, 1/15/2030 (a) (b)	11,710,000	9,943,664
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,130,000	4,587,041
5.63%, 1/1/2030 (a)	5,819,000	5,257,059
Gap, Inc.:
3.63%, 10/1/2029 (a)	8,557,000	6,057,158
3.88%, 10/1/2031 (a)	7,860,000	5,387,558

See accompanying notes to financial statements.
179

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	$ 7,507,500	$ 6,600,894
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	5,644,000	5,137,451
IRB Holding Corp. 7.00%, 6/15/2025 (a)	6,608,000	6,641,040
Kohl's Corp. 4.63%, 5/1/2031	5,286,000	3,680,800
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	8,227,000	6,809,817
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	9,938,000	8,528,096
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	7,638,000	6,656,746
4.38%, 1/15/2031 (a)	5,712,000	4,930,827
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	8,606,000	8,016,231
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	6,277,000	5,730,273
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	8,818,000	7,120,447
7.88%, 5/1/2029 (a)	12,256,000	8,272,065
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	4,274,000	3,591,399
4.75%, 9/15/2029	5,624,000	5,169,356
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	10,968,000	10,193,988
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	4,941,000	4,084,132
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	4,755,000	4,528,282
3.75%, 6/15/2029	5,936,000	5,126,152
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	11,362,000	10,522,007
7.75%, 2/15/2029 (a)	11,618,000	11,549,221
QVC, Inc.:
4.38%, 9/1/2028	5,728,000	3,290,335
WI, 4.75%, 2/15/2027	5,628,000	3,606,985
Rite Aid Corp. 8.00%, 11/15/2026 (a)	6,257,000	3,059,548
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	7,026,000	5,918,913
4.88%, 11/15/2031 (a) (b)	5,191,000	4,256,724
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	6,763,000	6,398,136
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	6,141,000	5,503,687
6.00%, 12/1/2029 (a) (b)	7,342,000	6,332,695
Security Description	Principal Amount	Value
Staples, Inc.:
7.50%, 4/15/2026 (a)	$ 19,777,000	$ 16,297,039
10.75%, 4/15/2027 (a)	9,538,000	5,544,153
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	6,854,000	5,767,093
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	6,774,000	5,946,691
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	8,403,000	6,136,963
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	6,251,000	5,666,469
Yum! Brands, Inc.:
3.63%, 3/15/2031	10,114,000	8,756,398
4.63%, 1/31/2032	10,807,000	9,807,244
4.75%, 1/15/2030 (a)	7,714,000	7,241,903
5.38%, 4/1/2032	9,550,000	9,066,292
		443,535,664
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	4,674,000	4,679,048
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	8,127,000	7,799,807
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,620,000	6,023,737
		18,502,592
SOFTWARE — 3.0%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	23,782,000	20,002,327
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	8,555,000	7,684,614
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a) (b)	5,808,000	5,803,644
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,140,000	5,791,125
CDK Global, Inc. 5.25%, 5/15/2029 (a)	21,000	20,744
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a) (b)	7,096,000	7,015,247
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	8,845,000	7,821,191
4.88%, 7/1/2029 (a) (b)	8,893,000	7,889,425
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	39,764,000	35,346,220
9.00%, 9/30/2029 (a)	37,945,000	33,164,689
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	5,368,000	4,598,927
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	5,388,431	2,956,524
Elastic NV 4.13%, 7/15/2029 (a)	5,803,000	5,006,596

See accompanying notes to financial statements.
180

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	$ 9,037,000	$ 8,295,514
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	4,890,000	4,381,733
Open Text Corp.:
3.88%, 2/15/2028 (a)	9,432,000	8,303,838
3.88%, 12/1/2029 (a)	8,443,000	7,059,023
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a) (b)	9,866,000	8,397,249
4.13%, 12/1/2031 (a) (b)	6,753,000	5,550,696
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,085,000	4,518,989
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,891,000	3,760,846
4.00%, 2/15/2028 (a)	4,529,000	4,196,209
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	4,150,000	1,873,974
5.38%, 12/1/2028 (a)	4,176,000	1,320,660
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	9,519,000	8,022,232
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	6,028,000	5,076,842
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	18,383,000	17,597,127
Twilio, Inc.:
3.63%, 3/15/2029	5,755,000	4,928,640
3.88%, 3/15/2031 (b)	4,764,000	3,987,135
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	16,246,000	13,192,077
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a) (b)	7,097,000	6,103,065
		259,667,122
TELECOMMUNICATIONS — 4.6%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	10,469,500	5,101,264
10.50%, 5/15/2027 (a)	15,866,000	9,606,070
Altice France SA:
5.13%, 7/15/2029 (a)	25,577,000	18,157,112
5.50%, 1/15/2028 (a)	10,781,000	8,167,362
5.50%, 10/15/2029 (a)	18,920,500	13,599,866
8.13%, 2/1/2027 (a)	17,225,122	14,912,305
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (g)	146,527	24,910
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	4,381,000	3,871,227
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	5,194,000	4,234,980
Security Description	Principal Amount	Value
CommScope, Inc.:
4.75%, 9/1/2029 (a) (b)	$ 12,710,750	$ 10,038,569
6.00%, 3/1/2026 (a)	14,820,000	13,868,260
7.13%, 7/1/2028 (a) (b)	7,614,000	5,409,214
8.25%, 3/1/2027 (a) (b)	9,237,000	7,386,459
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	20,613,000	20,000,176
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a) (b)	8,158,000	6,429,972
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	15,295,000	13,195,914
5.88%, 10/15/2027 (a)	11,526,000	10,533,727
5.88%, 11/1/2029	7,970,582	5,818,525
6.00%, 1/15/2030 (a) (b)	9,100,000	6,698,055
6.75%, 5/1/2029 (a) (b)	10,318,000	7,997,275
8.63%, 3/15/2031 (a)	7,550,000	7,305,984
8.75%, 5/15/2030 (a)	12,083,000	11,806,179
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	9,297,000	5,189,492
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	12,402,000	11,709,100
7.00%, 10/15/2028 (a)	9,576,000	8,835,967
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	27,191,000	24,704,655
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	7,892,000	6,689,101
3.63%, 1/15/2029 (a)	8,015,500	4,809,460
3.75%, 7/15/2029 (a)	9,374,825	5,642,801
3.88%, 11/15/2029 (a) (b)	8,128,000	6,481,023
4.25%, 7/1/2028 (a)	10,601,000	6,834,359
4.63%, 9/15/2027 (a)	9,958,000	6,919,416
10.50%, 5/15/2030 (a) (b)	8,908,000	9,042,333
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	12,706,000	9,492,271
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,260
Rogers Communications, Inc. 5 year CMT + 3.59%, 5.25%, 3/15/2082 (a) (b)	6,616,000	6,084,338
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	4,282,000	2,640,324
6.50%, 10/15/2027 (a)	45,000	18,958
T-Mobile USA, Inc.:
2.63%, 2/15/2029	3,500	3,039
3.38%, 4/15/2029	700	629
Viasat, Inc. 5.63%, 4/15/2027 (a)	6,515,000	6,085,075
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	14,139,000	11,446,510
4.75%, 7/15/2031 (a)	11,984,500	9,984,886

See accompanying notes to financial statements.
181

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Vodafone Group PLC:
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (c)	$ 3,468,000	$ 3,075,735
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (c)	9,707,000	7,672,219
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	18,111,000	18,553,814
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	13,408,000	11,108,528
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	15,019,000	10,604,616
6.13%, 3/1/2028 (a) (b)	9,377,000	5,851,436
		403,648,750
TRANSPORTATION — 0.4%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	5,809,000	5,092,460
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	7,294,000	6,182,832
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	9,187,000	8,318,185
Seaspan Corp. 5.50%, 8/1/2029 (a)	7,285,000	5,726,666
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	6,093,000	5,806,994
XPO, Inc. 6.25%, 5/1/2025 (a)	1,000	991
		31,128,128
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	9,364,000	8,589,878
6.50%, 10/1/2025 (a)	6,257,200	6,173,854
NAC Aviation 29 DAC 4.75%, 6/30/2026	7,050,727	6,086,399
		20,850,131
TOTAL CORPORATE BONDS & NOTES (Cost $9,146,578,984)		8,502,802,551
	Shares
COMMON STOCKS — 0.0% (d)
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (h)	20,138	120,829
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt PLC (b) (h)	2,675	3,156
Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
ATD New Holdings, Inc. (h)	35,050	$ 2,900,387
TOTAL COMMON STOCKS (Cost $1,179,791)		3,024,372
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (i) (j)	13,394,510	13,397,189
State Street Navigator Securities Lending Portfolio II (k) (l)	709,501,256	709,501,256
TOTAL SHORT-TERM INVESTMENTS (Cost $722,898,232)		722,898,445
TOTAL INVESTMENTS — 105.9% (Cost $9,870,657,007)		9,228,725,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(517,918,537)
NET ASSETS — 100.0%		$ 8,710,806,831
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 81.2% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $24,910, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
ISDA	International Swaps and Derivatives Association

See accompanying notes to financial statements.
182

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$8,502,777,641	$24,910	$8,502,802,551
Common Stocks	3,156	3,021,216	—	3,024,372
Short-Term Investments	722,898,445	—	—	722,898,445
TOTAL INVESTMENTS	$722,901,601	$8,505,798,857	$24,910	$9,228,725,368

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,389,353	$ 3,389,014	$2,109,933,553	$2,099,920,668	$(5,262)	$552	13,394,510	$ 13,397,189	$1,695,265
State Street Navigator Securities Lending Portfolio II	435,150,963	435,150,963	2,403,843,784	2,129,493,491	—	—	709,501,256	709,501,256	6,364,355
Total		$438,539,977	$4,513,777,337	$4,229,414,159	$(5,262)	$552		$722,898,445	$8,059,620
See accompanying notes to financial statements.
183

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.8%
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	$ 958,000	$ 954,743
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	8,202,000	7,459,637
7.75%, 4/15/2028 (a) (b)	5,601,000	4,393,760
CMG Media Corp. 8.88%, 12/15/2027 (a)	6,872,000	4,871,149
Lamar Media Corp.:
3.75%, 2/15/2028	2,741,000	2,501,546
4.00%, 2/15/2030	2,000,000	1,761,160
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.00%, 8/15/2027 (a)	5,357,000	4,860,995
6.25%, 6/15/2025 (a)	214,500	214,537
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	3,362,000	2,863,684
		29,881,211
AEROSPACE & DEFENSE — 3.3%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	5,814,000	5,495,393
7.13%, 6/15/2026 (a)	10,376,000	10,307,000
7.88%, 4/15/2027 (a)	11,261,000	11,234,649
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,362,000	3,039,618
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	6,268,000	6,210,084
5.90%, 2/1/2027	3,519,000	3,551,234
6.88%, 5/1/2025	3,205,000	3,257,466
Moog, Inc. 4.25%, 12/15/2027 (a)	5,326,500	4,945,655
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	10,003,000	9,460,637
5.75%, 10/15/2027 (a)	244,000	238,659
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028	6,850,000	5,742,013
7.50%, 4/15/2025 (a) (b)	4,675,000	4,640,732
TransDigm U.K. Holdings PLC 6.88%, 5/15/2026	1,978,000	1,963,857
TransDigm, Inc.:
5.50%, 11/15/2027	17,308,000	16,367,829
6.25%, 3/15/2026 (a)	28,349,000	28,210,657
6.38%, 6/15/2026	5,042,000	4,979,832
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	144,000	139,981
9.00%, 3/15/2028 (a)	4,633,000	4,735,945
		124,521,241
Security Description	Principal Amount	Value
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	$ 2,044,500	$ 1,982,940
Vector Group Ltd. 10.50%, 11/1/2026 (a)	3,806,000	3,817,989
		5,800,929
AIRLINES — 3.0%
Air Canada 3.88%, 8/15/2026 (a)	4,012,000	3,719,445
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	687,000	684,534
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	3,994,000	3,796,057
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	4,518,728	4,044,261
Series A, Class A, 3.70%, 4/1/2028	2,435,128	2,185,868
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	2,304,000	2,291,581
11.75%, 7/15/2025 (a)	15,145,000	16,616,185
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 4/20/2026 (a)	23,182,560	22,981,104
Delta Air Lines, Inc.:
2.90%, 10/28/2024	6,678,000	6,410,346
4.38%, 4/19/2028 (b)	170,000	160,001
7.38%, 1/15/2026 (b)	6,896,000	7,189,563
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	9,500,480	8,994,580
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	8,878,999	8,969,415
United Airlines Holdings, Inc. 4.88%, 1/15/2025 (b)	4,516,000	4,434,215
United Airlines, Inc. 4.38%, 4/15/2026 (a)	13,399,000	12,730,658
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a) (b)	8,522,000	7,658,295
9.50%, 6/1/2028 (a)	1,420,000	1,304,554
		114,170,662
APPAREL — 0.2%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	1,609,000	1,502,066
Under Armour, Inc. 3.25%, 6/15/2026 (b)	7,196,000	6,612,332

See accompanying notes to financial statements.
184

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
William Carter Co. 5.63%, 3/15/2027 (a)	$ 1,385,000	$ 1,351,982
		9,466,380
AUTO MANUFACTURERS — 3.1%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	1,473,000	1,395,049
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	4,998,000	5,036,435
Ford Motor Co. 4.35%, 12/8/2026 (b)	309,000	299,168
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	4,051,000	3,616,814
3.38%, 11/13/2025	14,541,000	13,513,533
3.66%, 9/8/2024	9,517,000	9,197,324
3.81%, 1/9/2024	5,681,000	5,601,296
3.82%, 11/2/2027	442,000	395,541
4.06%, 11/1/2024	1,092,000	1,057,733
4.13%, 8/17/2027	1,955,000	1,782,764
4.27%, 1/9/2027	2,966,000	2,744,677
4.38%, 8/6/2023	4,714,473	4,706,034
Series GMTN, 4.39%, 1/8/2026	5,677,000	5,379,809
4.54%, 8/1/2026	2,005,000	1,884,379
4.69%, 6/9/2025	5,270,000	5,080,333
4.95%, 5/28/2027	4,998,000	4,715,913
5.13%, 6/16/2025	7,242,000	7,033,285
5.58%, 3/18/2024	7,905,000	7,846,029
6.80%, 5/12/2028 (b)	2,211,000	2,216,019
6.95%, 3/6/2026	1,522,000	1,529,716
6.95%, 6/10/2026	4,223,000	4,244,579
7.35%, 11/4/2027	5,300,000	5,423,702
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	1,660,000	1,461,381
5.88%, 1/15/2028 (a) (b)	3,774,000	3,413,055
7.75%, 10/15/2025 (a) (b)	3,493,000	3,504,667
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	5,325,000	5,206,572
Nissan Motor Acceptance Co. LLC:
1.05%, 3/8/2024 (a)	2,085,000	2,004,123
1.13%, 9/16/2024 (a)	5,869,000	5,471,434
		115,761,364
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	2,883,000	2,741,848
7.00%, 4/15/2028 (a)	27,000	27,381
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	2,048,000	1,704,694
6.50%, 4/1/2027 (b)	1,985,000	1,882,892
Clarios Global LP 6.75%, 5/15/2025 (a)	2,398,000	2,402,388
Security Description	Principal Amount	Value
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	$ 4,620,000	$ 4,586,597
6.75%, 5/15/2028 (a) (b)	3,786,000	3,779,147
8.50%, 5/15/2027 (a) (b)	6,303,250	6,319,764
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	3,427,121	1,980,396
13.50%, 3/31/2027 (a)	442,002	450,391
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	208,000	205,144
Dana, Inc. 5.63%, 6/15/2028 (b)	4,417,000	4,178,394
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	2,042,000	1,869,186
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	2,402,000	2,290,523
5.00%, 5/31/2026 (b)	4,328,000	4,229,798
5.00%, 7/15/2029 (b)	2,384,000	2,149,939
9.50%, 5/31/2025 (b)	4,222,000	4,326,874
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	6,140,111	5,656,946
6.00%, 5/15/2027 (a)	944,221	889,749
Titan International, Inc. 7.00%, 4/30/2028	2,311,000	2,159,167
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	5,180,000	5,044,232
6.88%, 4/14/2028 (a)	12,000	12,173
		58,887,623
BANKS — 1.3%
Commerzbank AG 8.13%, 9/19/2023 (a)	9,245,000	9,231,225
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	6,496,000	5,650,351
7.63%, 5/1/2026 (a)	4,059,000	3,696,693
8.13%, 11/15/2024 (a)	333,000	329,926
8.25%, 4/15/2025 (a)	3,880,000	3,787,113
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	16,260,000	15,745,046
5.71%, 1/15/2026 (a)	9,636,000	9,165,185
		47,605,539
CHEMICALS — 1.9%
Avient Corp. 5.75%, 5/15/2025 (a)	1,831,000	1,811,591
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	150,000	141,930
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a) (b)	4,604,000	4,549,120

See accompanying notes to financial statements.
185

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Chemours Co. 5.38%, 5/15/2027 (b)	$ 1,381,000	$ 1,303,360
Cornerstone Chemical Co. 10.25%, 9/1/2027 (a)	2,932,000	2,604,496
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,790,000	5,043,959
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	970,000	897,929
Herens Holdco SARL 4.75%, 5/15/2028 (a)	2,871,000	2,209,091
INEOS Finance PLC 6.75%, 5/15/2028 (a) (b)	6,559,000	6,325,959
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	3,786,000	3,458,587
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	3,913,000	3,416,792
Methanex Corp. 5.13%, 10/15/2027	5,738,000	5,362,505
Olin Corp. 5.13%, 9/15/2027	6,675,000	6,393,649
Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028 (a)	4,940,000	4,817,241
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	3,377,000	3,271,638
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a) (b)	2,533,571	2,184,521
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a) (b)	6,945,000	6,227,095
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,317,000	3,927,822
SPCM SA 3.13%, 3/15/2027 (a)	180,000	161,455
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	5,966,000	4,954,882
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	1,659,700	1,545,430
		70,609,052
COAL — 0.0% (c)
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	907,000	906,601
COMMERCIAL SERVICES — 5.2%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a) (b)	2,865,000	2,602,795
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,463,000	4,196,693
Security Description	Principal Amount	Value
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	$ 3,612,000	$ 3,378,737
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	9,976,000	9,463,633
9.75%, 7/15/2027 (a)	6,022,000	5,303,575
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.63%, 6/1/2028 (a)	10,628,000	8,944,844
4.63%, 6/1/2028 (a) (b)	2,501,000	2,116,946
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	4,234,000	3,930,888
Aptim Corp. 7.75%, 6/15/2025 (a)	6,066,000	4,922,013
APX Group, Inc. 6.75%, 2/15/2027 (a)	5,267,000	5,166,980
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,772,000	5,279,533
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	2,186,000	2,010,574
5.75%, 7/15/2027 (a) (b)	2,953,000	2,833,226
5.75%, 7/15/2027 (a)	3,710,000	3,523,943
Block, Inc. 2.75%, 6/1/2026 (b)	6,257,000	5,697,311
Brink's Co.:
4.63%, 10/15/2027 (a)	4,010,000	3,731,385
5.50%, 7/15/2025 (a) (b)	2,532,000	2,505,186
Cimpress PLC 7.00%, 6/15/2026	1,320,000	1,197,992
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	2,658,000	2,690,082
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,170,000	4,169,295
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	2,475,000	2,266,927
7.75%, 2/15/2028 (a)	435,000	434,217
9.50%, 11/1/2027 (a) (b)	2,394,000	2,313,203
Graham Holdings Co. 5.75%, 6/1/2026 (a)	4,368,000	4,306,018
Grand Canyon University 4.13%, 10/1/2024	154,000	145,733
Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (b)	5,471,000	5,252,434
Hertz Corp. 4.63%, 12/1/2026 (a)	3,920,000	3,538,702
Korn Ferry 4.63%, 12/15/2027 (a)	3,420,000	3,220,033
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	3,244,000	2,961,221

See accompanying notes to financial statements.
186

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	$ 8,671,000	$ 7,650,857
5.25%, 4/15/2024 (a)	7,686,000	7,618,517
5.75%, 4/15/2026 (a)	8,979,000	8,807,860
6.25%, 1/15/2028 (a) (b)	9,618,000	9,006,391
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	6,148,000	5,457,088
11.25%, 12/15/2027 (a)	1,938,000	1,642,126
Service Corp. International 4.63%, 12/15/2027	2,266,000	2,145,403
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a) (b)	2,196,000	2,071,684
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,224,000	6,505,284
United Rentals North America, Inc.:
3.88%, 11/15/2027	1,340,000	1,252,391
4.88%, 1/15/2028	14,670,000	13,957,331
5.50%, 5/15/2027	7,670,000	7,549,964
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	3,633,000	3,637,178
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	6,671,000	6,247,058
Williams Scotsman International, Inc. 6.13%, 6/15/2025 (a)	3,529,000	3,525,048
		195,178,299
COMPUTERS — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,536,200	1,249,223
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a) (d)	1,000	185
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	9,416,000	868,908
NCR Corp. 5.75%, 9/1/2027 (a)	2,805,000	2,804,804
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	2,951,600	2,770,342
8.25%, 2/1/2028 (a) (b)	5,821,000	5,534,083
Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,449,000	2,296,991
Seagate HDD Cayman:
4.75%, 1/1/2025	1,981,000	1,952,097
4.88%, 6/1/2027	4,763,000	4,561,382
Unisys Corp. 6.88%, 11/1/2027 (a) (b)	3,806,000	2,739,254
Vericast Corp. 11.00%, 9/15/2026 (a)	3,085,452	3,215,812
		27,993,081
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.6%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	$ 1,839,000	$ 1,760,585
Griffon Corp. 5.75%, 3/1/2028	5,806,000	5,429,771
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	7,690,000	7,254,361
JELD-WEN, Inc.:
4.63%, 12/15/2025 (a) (b)	703,000	685,439
4.88%, 12/15/2027 (a)	1,392,000	1,232,797
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	1,791,000	1,668,514
5.00%, 2/15/2027 (a)	4,154,000	3,959,136
		21,990,603
DISTRIBUTION & WHOLESALE — 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	991,000	903,475
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	3,037,000	2,829,148
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a) (b)	2,460,000	2,398,057
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	628,000	545,537
OPENLANE, Inc. 5.13%, 6/1/2025 (a)	8,000	7,859
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	3,582,000	3,660,589
Wesco Aircraft Holdings, Inc.:
8.50%, 11/15/2024 (a) (d)	2,424,000	185,436
9.00%, 11/15/2026 (a) (d)	48,500	5,070
		10,535,171
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	3,805,000	3,844,268
AG Issuer LLC 6.25%, 3/1/2028 (a)	3,103,000	2,956,662
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	8,190,000	7,881,974
Avolon Holdings Funding Ltd. 6.38%, 5/4/2028 (a)	4,600,000	4,550,228
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	491,000	454,568
6.88%, 4/15/2030 (a)	3,000,000	2,744,400
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	2,399,000	2,133,527
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a) (b)	2,849,000	2,766,436
6.63%, 3/15/2026 (b)	989,000	951,161
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	5,828,000	5,726,010

See accompanying notes to financial statements.
187

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	$ 1,059,000	$ 885,462
GGAM Finance Ltd.:
7.75%, 5/15/2026 (a) (b)	3,561,000	3,572,288
8.00%, 6/15/2028 (a)	4,912,000	4,912,196
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	11,536,000	10,565,938
goeasy Ltd. 5.38%, 12/1/2024 (a) (b)	4,459,000	4,322,644
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	3,987,000	3,575,143
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	4,258,000	2,444,433
6.50%, 11/1/2025 (a)	4,561,000	3,598,173
Macquarie Airfinance Holdings Ltd. 8.38%, 5/1/2028 (a)	2,400,000	2,432,160
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	455,000	360,847
6.50%, 5/1/2028 (a)	8,973,000	7,999,878
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	33,000	30,704
Navient Corp.:
4.88%, 3/15/2028	2,050,000	1,756,399
5.00%, 3/15/2027	5,713,000	5,126,161
5.50%, 1/25/2023	49,000	49,000
5.88%, 10/25/2024	2,885,000	2,843,110
Series MTN, 6.13%, 3/25/2024	9,122,000	9,041,088
6.75%, 6/25/2025	313,000	308,383
6.75%, 6/15/2026 (b)	5,287,000	5,113,110
7.25%, 9/25/2023	70	70
OneMain Finance Corp.:
3.50%, 1/15/2027	3,504,000	3,013,160
6.13%, 3/15/2024	4,600,000	4,583,578
6.63%, 1/15/2028	867,000	817,711
6.88%, 3/15/2025	4,309,000	4,261,859
7.13%, 3/15/2026 (b)	19,264,000	18,963,289
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	3,659,000	3,414,689
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	1,444,000	1,290,257
PRA Group, Inc. 8.38%, 2/1/2028 (a)	4,262,000	3,863,503
Radian Group, Inc. 4.88%, 3/15/2027	1,060,000	1,000,216
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 2.88%, 10/15/2026 (a)	4,031,000	3,565,500
SLM Corp. 4.20%, 10/29/2025	2,750,000	2,561,625
Security Description	Principal Amount	Value
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	$ 281,000	$ 268,625
5.75%, 6/15/2027 (a)	687,000	627,203
		151,177,636
ELECTRIC — 2.4%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	2,515,000	2,244,637
Calpine Corp.:
4.50%, 2/15/2028 (a)	7,380,000	6,681,188
5.13%, 3/15/2028 (a)	10,217,000	9,154,841
5.25%, 6/1/2026 (a)	6,045,000	5,829,073
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	924,000	852,141
DPL, Inc. 4.13%, 7/1/2025 (b)	5,109,000	4,887,167
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	2,498,000	2,464,002
FirstEnergy Corp. Series B, 4.15%, 7/15/2027	5,268,000	5,003,704
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	7,903,000	7,356,982
4.25%, 7/15/2024 (a)	3,485,000	3,420,493
4.50%, 9/15/2027 (a)	3,047,000	2,831,455
NRG Energy, Inc.:
5.75%, 1/15/2028	5,010,000	4,750,532
6.63%, 1/15/2027	2,690,000	2,671,789
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	1,140,000	1,110,428
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	14,347,000	13,454,330
5.50%, 9/1/2026 (a)	10,504,000	10,118,923
5.63%, 2/15/2027 (a)	7,687,000	7,368,989
		90,200,674
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.75%, 6/15/2028 (a)	3,570,000	3,185,761
6.50%, 12/31/2027 (a) (b)	2,800,000	2,696,456
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	8,582,000	8,682,753
		14,564,970
ELECTRONICS — 0.3%
Likewize Corp. 9.75%, 10/15/2025 (a)	3,119,000	3,011,145
Sensata Technologies BV:
5.00%, 10/1/2025 (a) (b)	1,913,000	1,873,133
5.63%, 11/1/2024 (a)	8,316,000	8,285,730
		13,170,008

See accompanying notes to financial statements.
188

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a) (b)	$ 5,741,000	$ 4,522,186
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	1,821,000	1,668,254
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	2,242,000	2,067,281
		8,257,721
ENGINEERING & CONSTRUCTION — 0.6%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a) (d)	4,563,529	71,008
AECOM 5.13%, 3/15/2027	9,273,000	8,964,024
Artera Services LLC 9.03%, 12/4/2025 (a)	5,575,117	4,880,625
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	3,023,000	2,934,305
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	861,000	819,844
Fluor Corp. 3.50%, 12/15/2024	2,113,000	2,054,512
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	4,339,000	3,629,704
		23,354,022
ENTERTAINMENT — 4.2%
Affinity Interactive 6.88%, 12/15/2027 (a)	8,448,000	7,481,887
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,004,000	3,103,648
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (a)	10,246,270	7,352,826
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	4,000,000	3,492,040
6.25%, 7/1/2025 (a)	26,084,000	25,968,187
8.13%, 7/1/2027 (a) (b)	6,126,000	6,262,242
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	7,999,000	8,094,108
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	6,596,000	6,271,609
5.50%, 5/1/2025 (a)	1,096,000	1,087,868
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	5,891,000	5,473,976
5.50%, 4/1/2027 (a)	5,895,000	5,696,987
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a)	3,346,000	2,973,356
5.88%, 3/15/2026 (a) (b)	709,000	672,791
Security Description	Principal Amount	Value
International Game Technology PLC:
4.13%, 4/15/2026 (a)	$ 3,096,000	$ 2,938,568
6.25%, 1/15/2027 (a)	4,281,000	4,263,662
6.50%, 2/15/2025 (a)	4,568,000	4,580,973
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	245,000	218,937
4.75%, 10/15/2027 (a)	2,377,000	2,217,123
4.88%, 11/1/2024 (a)	2,596,000	2,563,887
6.50%, 5/15/2027 (a)	4,521,000	4,545,233
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	3,401,000	3,290,808
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	10,483,000	9,936,626
13.25%, 12/15/2027 (a)	1,642,000	1,740,865
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	3,538,000	3,272,049
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	2,165,000	2,132,092
Penn Entertainment, Inc. 5.63%, 1/15/2027 (a)	2,664,000	2,503,521
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	2,644,000	2,502,017
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	5,784,000	5,772,374
8.63%, 7/1/2025 (a)	5,891,000	6,018,422
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	5,031,000	4,736,284
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	871,000	877,297
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	3,270,000	3,039,923
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (b) (e)	5,082,000	4,826,629
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,051,000	2,054,138
		157,962,953
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	4,658,000	4,465,438
Enviri Corp. 5.75%, 7/31/2027 (a)	1,250,000	1,086,075
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	6,920,000	6,587,425
4.25%, 6/1/2025 (a)	5,281,000	5,097,644
5.13%, 12/15/2026 (a)	5,188,000	5,003,982
Stericycle, Inc. 5.38%, 7/15/2024 (a)	2,531,000	2,503,741

See accompanying notes to financial statements.
189

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	$ 1,749,000	$ 1,624,628
		26,368,933
FOOD — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	2,365,000	2,191,456
4.63%, 1/15/2027 (a)	4,032,000	3,823,344
5.88%, 2/15/2028 (a)	6,937,000	6,740,128
6.50%, 2/15/2028 (a)	1,098,000	1,099,735
B&G Foods, Inc.:
5.25%, 4/1/2025	5,893,000	5,622,276
5.25%, 9/15/2027 (b)	1,385,982	1,203,504
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	1,561,000	1,421,041
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	2,277,000	899,324
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	2,936,000	2,812,570
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	10,658,000	10,315,345
Post Holdings, Inc.:
5.63%, 1/15/2028 (a)	8,706,000	8,374,562
5.75%, 3/1/2027 (a)	3,755,000	3,668,748
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	4,301,000	3,662,904
U.S. Foods, Inc. 6.25%, 4/15/2025 (a)	7,410,000	7,414,742
		59,249,679
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	4,632,162	4,560,919
5.00%, 2/1/2028 (a)	2,686,000	2,531,125
6.38%, 5/1/2025 (a)	5,678,000	5,684,871
TKC Holdings, Inc. 6.88%, 5/15/2028 (a)	3,213,220	2,839,169
		15,616,084
GAS — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	4,875,006	4,709,158
5.75%, 5/20/2027	5,302,798	4,877,408
5.88%, 8/20/2026	5,659,001	5,340,456
9.38%, 6/1/2028 (a)	3,648,000	3,707,061
		18,634,083
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	$ 3,479,000	$ 3,382,875
HEALTH CARE PRODUCTS — 0.1%
Teleflex, Inc. 4.25%, 6/1/2028 (a)	2,214,000	2,034,422
HEALTH CARE SERVICES — 3.1%
Akumin, Inc. 7.00%, 11/1/2025 (a)	3,022,000	2,470,938
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	3,654,000	3,363,653
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	4,636,000	4,258,073
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a) (b)	13,114,000	11,599,071
6.88%, 4/15/2029 (a)	5,326,000	3,325,714
8.00%, 3/15/2026 (a)	15,356,000	14,959,355
Encompass Health Corp.:
4.50%, 2/1/2028	2,658,000	2,478,053
5.75%, 9/15/2025	2,318,000	2,302,817
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	2,157,000	1,187,127
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	1,777,000	1,718,483
5.00%, 5/15/2027 (a)	7,423,000	7,149,908
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	3,963,700	3,098,028
6.75%, 4/15/2025 (a) (b)	11,504,000	10,685,145
ModivCare, Inc. 5.88%, 11/15/2025 (a)	3,477,000	3,219,215
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	8,271,000	7,629,170
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a) (b)	3,067,000	2,904,020
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	4,632,000	1,726,068
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	3,807,500	3,194,226
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	5,045,000	3,723,210
Select Medical Corp. 6.25%, 8/15/2026 (a)	2,924,000	2,870,666
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	602,000	322,612
Tenet Healthcare Corp.:
4.25%, 6/1/2029	1,525,000	1,377,700
4.63%, 6/15/2028	170,000	158,850
4.88%, 1/1/2026	1,315,000	1,281,099

See accompanying notes to financial statements.
190

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.13%, 11/1/2027	$ 10,912,000	$ 10,417,905
6.25%, 2/1/2027	5,687,000	5,639,457
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	5,072,000	4,342,241
U.S. Renal Care, Inc. 10.63%, 7/15/2027 (a)	111,000	31,015
		117,433,819
HOLDING COMPANIES-DIVERSIFIED — 0.4%
Benteler International AG 10.50%, 5/15/2028 (a) (b)	7,932,000	8,002,674
Stena AB 7.00%, 2/1/2024 (a)	2,927,000	2,920,531
Stena International SA 6.13%, 2/1/2025 (a)	2,467,000	2,410,284
		13,333,489
HOME BUILDERS — 0.4%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	1,460,000	1,377,335
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	3,998,000	3,692,273
M/I Homes, Inc. 4.95%, 2/1/2028	1,742,000	1,623,858
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	603,000	562,008
Meritage Homes Corp. 6.00%, 6/1/2025	2,060,000	2,070,197
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	432,000	385,396
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	970,000	943,470
5.88%, 6/15/2027 (a)	475,000	467,348
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.63%, 3/1/2024 (a)	2,244,000	2,232,802
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	2,843,000	2,826,255
		16,180,942
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	5,474,000	5,274,418
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a) (b)	6,349,000	6,001,265
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	3,363,000	1,535,849
		12,811,532
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	$ 1,594,000	$ 1,473,781
7.00%, 12/31/2027 (a) (b)	3,678,000	3,255,655
Spectrum Brands, Inc. 5.75%, 7/15/2025	4,954,000	4,952,018
		9,681,454
HOUSEWARES — 0.9%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (b)	5,869,000	5,473,136
Newell Brands, Inc.:
4.70%, 4/1/2026	15,238,500	14,319,161
4.88%, 6/1/2025	8,016,000	7,731,993
6.38%, 9/15/2027 (b)	6,367,000	6,113,785
		33,638,075
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	5,602,000	5,422,736
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,978,000	2,729,665
6.75%, 10/15/2027 (a)	13,123,000	12,336,539
6.75%, 4/15/2028 (a)	6,738,000	6,643,601
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (a)	549,000	548,660
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (b)	2,137,000	1,524,514
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	5,290,000	5,185,046
HUB International Ltd. 7.00%, 5/1/2026 (a)	7,800,000	7,786,116
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	4,433,000	4,499,406
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	1,367,000	1,290,817
USI, Inc. 6.88%, 5/1/2025 (a)	2,066,000	2,051,269
		50,018,369
INTERNET — 2.6%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	2,860,000	2,238,465
Arches Buyer, Inc. 4.25%, 6/1/2028 (a) (b)	5,950,000	5,166,920
Cablevision Lightpath LLC 3.88%, 9/15/2027 (a)	3,110,000	2,602,355
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a) (b)	4,404,000	4,090,039
7.00%, 6/15/2027 (a)	2,369,000	2,292,268

See accompanying notes to financial statements.
191

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	$ 5,198,000	$ 5,053,444
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	7,556,000	7,413,494
6.75%, 9/30/2027 (a)	6,515,000	6,500,341
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	306,000	292,193
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	7,168,000	4,140,810
ION Trading Technologies SARL 5.75%, 5/15/2028 (a) (b)	416,000	358,837
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	4,532,000	4,161,192
5.00%, 12/15/2027 (a)	6,066,000	5,687,603
Millennium Escrow Corp. 6.63%, 8/1/2026 (a) (b)	8,194,000	6,015,215
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	3,912,000	3,453,709
Rakuten Group, Inc.:
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (b)	1,597,000	895,262
10.25%, 11/30/2024 (a)	5,647,000	5,617,749
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	1,819,000	1,812,252
7.50%, 5/15/2025 (a)	8,139,500	8,246,209
7.50%, 9/15/2027 (a)	7,151,000	7,324,698
8.00%, 11/1/2026 (a)	12,417,000	12,647,708
		96,010,763
INVESTMENT COMPANY SECURITY — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (b)	7,129,000	6,809,621
5.25%, 5/15/2027	11,012,000	9,495,207
6.25%, 5/15/2026	8,492,000	7,736,976
6.38%, 12/15/2025	6,728,000	6,251,792
		30,293,596
IRON/STEEL — 0.5%
ATI, Inc. 5.88%, 12/1/2027 (b)	3,650,000	3,543,785
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	5,255,000	5,057,412
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	1,626,000	1,587,480
6.75%, 3/15/2026 (a) (b)	1,884,000	1,904,442
6.75%, 4/15/2030 (a)	1,519,000	1,464,240
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	2,321,000	2,335,622
8.13%, 5/1/2027 (a)	3,914,000	3,920,732
		19,813,713
Security Description	Principal Amount	Value
LEISURE TIME — 3.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (d) (f)	$ 1,771,000	$ —
Carnival Corp.:
5.75%, 3/1/2027 (a)	28,427,000	26,150,566
7.63%, 3/1/2026 (a) (b)	4,539,200	4,445,057
9.88%, 8/1/2027 (a)	3,184,000	3,314,480
10.50%, 2/1/2026 (a)	4,410,000	4,634,513
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	4,643,000	5,079,210
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	3,703,000	3,067,269
Life Time, Inc.:
5.75%, 1/15/2026 (a)	6,658,000	6,496,277
8.00%, 4/15/2026 (a)	3,324,000	3,281,154
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	2,613,000	2,499,700
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	4,812,050	4,624,861
5.88%, 3/15/2026 (a)	7,551,000	7,087,822
5.88%, 2/15/2027 (a)	9,361,000	9,101,981
8.38%, 2/1/2028 (a)	5,628,000	5,911,314
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	59,000	53,207
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (b)	5,089,000	4,420,254
4.25%, 7/1/2026 (a)	3,931,000	3,625,522
5.38%, 7/15/2027 (a) (b)	5,089,000	4,771,345
5.50%, 8/31/2026 (a)	7,560,000	7,173,382
5.50%, 4/1/2028 (a) (b)	3,982,000	3,716,201
11.50%, 6/1/2025 (a)	5,707,875	6,051,204
11.63%, 8/15/2027 (a)	8,685,000	9,448,933
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a) (b)	104,000	95,499
13.00%, 5/15/2025 (a)	4,648,000	4,881,748
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	878,000	807,268
		130,738,767
LODGING — 4.2%
Boyd Gaming Corp. 4.75%, 12/1/2027	7,516,000	7,125,093
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	4,180,000	3,913,985
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,895,000	3,504,799
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	2,704,000	2,679,610
5.75%, 5/1/2028 (a)	6,248,000	6,160,341

See accompanying notes to financial statements.
192

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	$ 2,269,000	$ 2,200,816
Las Vegas Sands Corp.:
2.90%, 6/25/2025	5,709,000	5,364,119
3.20%, 8/8/2024	6,806,000	6,600,459
3.50%, 8/18/2026	1,862,500	1,734,285
Melco Resorts Finance Ltd.:
Series REGS, 4.88%, 6/6/2025	6,292,000	5,956,133
Series REGS, 5.25%, 4/26/2026	1,625,000	1,512,079
Series REGS, 5.63%, 7/17/2027	1,935,143	1,749,040
5.75%, 7/21/2028 (a)	5,000,000	4,376,100
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	3,786,000	3,428,261
5.25%, 6/18/2025 (a)	2,687,000	2,576,940
5.38%, 5/15/2024 (a)	4,673,000	4,611,129
5.88%, 5/15/2026 (a)	2,838,000	2,708,332
MGM Resorts International:
4.63%, 9/1/2026	3,618,000	3,415,175
5.50%, 4/15/2027	5,196,000	4,995,227
5.75%, 6/15/2025 (b)	2,097,000	2,074,856
6.75%, 5/1/2025	4,254,000	4,264,805
Sands China Ltd.:
2.80%, 3/8/2027 (b)	4,575,000	3,969,361
4.30%, 1/8/2026 (b)	5,091,000	4,785,794
5.63%, 8/8/2025	10,228,000	9,967,595
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,097,000	3,682,138
Studio City Co. Ltd. 7.00%, 2/15/2027 (a) (b)	3,224,000	3,035,235
Studio City Finance Ltd.:
6.00%, 7/15/2025 (a)	4,420,000	4,120,810
6.50%, 1/15/2028 (a) (b)	3,249,000	2,723,929
Travel & Leisure Co.:
6.00%, 4/1/2027	5,404,000	5,237,341
6.60%, 10/1/2025	2,769,000	2,777,944
6.63%, 7/31/2026 (a)	5,514,000	5,492,992
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
REGS, 5.25%, 5/15/2027 (a) (b)	4,828,000	4,576,075
5.50%, 3/1/2025 (a)	11,383,039	11,195,902
Wynn Macau Ltd.:
4.88%, 10/1/2024 (a)	5,673,000	5,518,467
5.50%, 1/15/2026 (a) (b)	5,703,000	5,297,973
REGS, 5.50%, 10/1/2027 (a) (b)	1,080,000	960,779
5.63%, 8/26/2028 (a)	2,756,000	2,380,771
		156,674,690
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	$ 2,328,000	$ 2,136,243
MACHINERY-DIVERSIFIED — 0.5%
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	1,920,000	1,905,024
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	3,398,000	3,095,646
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	6,452,000	5,859,965
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	10,416,000	9,630,529
		20,491,164
MEDIA — 8.1%
Altice Financing SA 5.00%, 1/15/2028 (a) (b)	9,189,000	7,350,097
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	8,718,500	7,621,974
5.00%, 4/1/2024 (b)	2,630,000	2,590,212
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	4,841,000	113,279
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	7,721,000	7,037,769
5.13%, 5/1/2027 (a)	26,069,000	24,243,388
5.50%, 5/1/2026 (a) (b)	5,161,000	5,032,491
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	143,000	143,363
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	6,749,000	6,277,920
5.38%, 2/1/2028 (a)	9,443,000	7,613,985
5.50%, 4/15/2027 (a)	9,481,000	7,893,881
7.50%, 4/1/2028 (a)	5,290,000	3,015,300
11.25%, 5/15/2028 (a) (b)	7,084,000	6,877,643
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	4,857,000	3,343,559
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	23,585,000	21,355,510
DISH DBS Corp.:
5.25%, 12/1/2026 (a)	17,665,000	14,245,409
5.88%, 11/15/2024	14,334,000	12,604,316
7.75%, 7/1/2026	13,173,000	8,078,737
DISH Network Corp. 11.75%, 11/15/2027 (a)	22,737,000	22,234,740
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	4,017,000	3,391,312
Gray Television, Inc.:
5.88%, 7/15/2026 (a)	5,288,000	4,744,341
7.00%, 5/15/2027 (a) (b)	7,781,000	6,637,738
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	4,101,000	3,095,681
5.25%, 8/15/2027 (a)	2,625,000	2,007,600

See accompanying notes to financial statements.
193

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.38%, 5/1/2026	$ 7,841,283	$ 6,606,203
8.38%, 5/1/2027	8,341,842	5,557,085
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	9,264,000	8,762,910
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	1,957,000	1,834,864
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	15,031,000	14,014,003
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	4,381,000	3,498,316
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	1,269,000	1,035,377
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	11,454,000	10,319,710
4.00%, 7/15/2028 (a)	2,587,000	2,250,664
5.00%, 8/1/2027 (a)	8,447,000	7,808,407
TEGNA, Inc.:
4.63%, 3/15/2028	9,330,000	8,241,002
4.75%, 3/15/2026 (a)	2,374,000	2,278,684
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	6,200,000	5,685,400
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	3,687,000	3,537,861
Univision Communications, Inc.:
5.13%, 2/15/2025 (a)	9,246,000	9,049,338
6.63%, 6/1/2027 (a)	8,096,000	7,811,992
UPC Holding BV 5.50%, 1/15/2028 (a)	8,447,000	7,401,008
Urban One, Inc. 7.38%, 2/1/2028 (a)	933,000	816,730
Videotron Ltd.:
5.13%, 4/15/2027 (a)	4,843,000	4,653,009
5.38%, 6/15/2024 (a)	2,961,000	2,931,360
Ziggo Bond Co. BV 6.00%, 1/15/2027 (a)	3,522,000	3,236,718
		304,880,886
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	4,358,000	4,147,509
MINING — 0.8%
Arconic Corp.:
6.00%, 5/15/2025 (a)	3,330,000	3,359,171
6.13%, 2/15/2028 (a)	6,172,000	6,253,532
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	867,000	836,222
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	3,098,000	2,899,480
Security Description	Principal Amount	Value
Hecla Mining Co. 7.25%, 2/15/2028	$ 815,000	$ 808,040
Hudbay Minerals, Inc. 4.50%, 4/1/2026 (b)	4,206,000	3,914,356
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	4,981,500	4,364,591
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,644,000	2,473,092
Novelis Corp. 3.25%, 11/15/2026 (a)	2,913,000	2,639,557
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a) (b)	2,501,000	2,449,429
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	303,000	276,575
		30,274,045
MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	2,410,000	2,337,724
Calderys Financing LLC 11.25%, 6/1/2028 (a)	3,956,000	4,043,309
EnPro Industries, Inc. 5.75%, 10/15/2026	2,231,000	2,172,236
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	7,389,000	6,672,432
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	437,000	431,293
Hillenbrand, Inc.:
5.00%, 9/15/2026	2,116,000	2,072,770
5.75%, 6/15/2025	1,560,000	1,544,868
Trinity Industries, Inc.:
4.55%, 10/1/2024	2,746,000	2,708,297
7.75%, 7/15/2028 (a)	2,380,000	2,399,135
		24,382,064
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a) (b)	4,379,000	3,241,642
Xerox Holdings Corp. 5.00%, 8/15/2025 (a) (b)	360,000	338,843
		3,580,485
OIL & GAS — 5.8%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	8,027,000	7,901,217
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	5,593,000	5,409,829
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	3,393,000	3,445,931
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	3,826,000	3,547,773
California Resources Corp. 7.13%, 2/1/2026 (a)	4,445,000	4,479,671

See accompanying notes to financial statements.
194

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a)	$ 1,000,000	$ 983,900
11.00%, 4/15/2025 (a) (b)	2,327,000	2,413,518
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	1,364,000	1,329,259
Chord Energy Corp. 6.38%, 6/1/2026 (a)	90,000	89,247
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	2,704,000	2,565,907
8.38%, 7/1/2028 (a)	3,120,000	3,156,254
CNX Resources Corp. 7.25%, 3/14/2027 (a) (b)	5,499,000	5,454,403
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	3,536,000	3,317,864
9.25%, 2/15/2028 (a) (b)	945,000	916,423
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a) (b)	5,534,000	5,462,556
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	4,642,000	4,476,513
5.75%, 2/15/2028 (a)	2,998,000	2,661,445
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	4,860,000	4,437,423
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	5,298,000	5,190,874
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	3,024,000	2,951,696
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	4,748,218	4,771,769
Harbour Energy PLC 5.50%, 10/15/2026 (a)	4,512,000	4,143,234
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	4,062,000	3,780,788
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	3,156,000	3,058,480
Matador Resources Co.:
5.88%, 9/15/2026 (b)	5,098,000	4,953,981
6.88%, 4/15/2028 (a)	125,000	123,714
MEG Energy Corp. 7.13%, 2/1/2027 (a) (b)	839,000	851,728
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	3,556,000	3,273,831
10.50%, 5/15/2027 (a)	876,000	839,103
Murphy Oil Corp. 5.88%, 12/1/2027 (b)	4,102,000	3,993,092
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	3,841,000	3,588,147
7.50%, 1/15/2028 (a)	5,220,000	4,578,201
Security Description	Principal Amount	Value
Nabors Industries, Inc.:
5.75%, 2/1/2025 (b)	$ 2,086,000	$ 2,019,373
7.38%, 5/15/2027 (a)	5,033,000	4,787,339
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	6,278,000	6,263,749
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	2,630,000	2,577,637
Parkland Corp. 5.88%, 7/15/2027 (a)	3,752,000	3,622,781
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	5,390,000	4,817,905
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	5,680,000	5,324,432
7.25%, 6/15/2025	5,417,000	5,407,683
PDC Energy, Inc. 5.75%, 5/15/2026	4,448,000	4,440,794
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	1,647,000	1,552,446
6.88%, 4/1/2027 (a)	1,477,000	1,457,179
Petrofac Ltd. 9.75%, 11/15/2026	2,854,000	2,256,372
Puma International Financing SA:
5.00%, 1/24/2026 (a)	6,475,000	5,868,228
5.13%, 10/6/2024 (a)	3,605,000	3,544,112
Range Resources Corp. 4.88%, 5/15/2025	2,218,000	2,181,115
SM Energy Co.:
6.50%, 7/15/2028 (b)	1,780,000	1,710,313
6.63%, 1/15/2027 (b)	2,155,000	2,107,547
6.75%, 9/15/2026	3,628,000	3,554,134
Southwestern Energy Co. 5.70%, 1/23/2025	957,000	952,684
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	1,618,000	1,422,707
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	1,171,000	1,039,380
5.88%, 3/15/2028	7,068,000	6,795,670
6.00%, 4/15/2027	2,623,000	2,589,793
Talos Production, Inc. 12.00%, 1/15/2026	2,775,000	2,915,720
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	1,257,000	1,294,132
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,644,773	1,633,622
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	2,032,000	2,074,184
Transocean, Inc.:
7.25%, 11/1/2025 (a)	4,495,000	4,331,742
7.50%, 1/15/2026 (a)	3,047,000	2,897,788
8.00%, 2/1/2027 (a)	4,277,000	3,878,298
11.50%, 1/30/2027 (a)	7,724,000	8,028,248

See accompanying notes to financial statements.
195

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	$ 5,319,000	$ 5,112,463
Vital Energy, Inc. 9.50%, 1/15/2025 (b)	2,933,000	2,923,262
		219,530,603
OIL & GAS SERVICES — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	5,625,000	5,284,462
6.88%, 4/1/2027 (a)	1,090,000	1,050,117
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	500,000	476,950
CGG SA 8.75%, 4/1/2027	1,176,000	988,687
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	1,800,000	1,724,580
Enerflex Ltd. 9.00%, 10/15/2027 (a)	5,667,000	5,522,321
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	4,031,000	3,995,971
Oceaneering International, Inc. 4.65%, 11/15/2024	1,857,000	1,812,971
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	1,706,000	1,667,666
6.88%, 9/1/2027	8,218,000	7,849,669
		30,373,394
PACKAGING & CONTAINERS — 3.8%
ARD Finance SA 6.50%, 6/30/2027 (a)	5,291,784	4,310,105
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	3,050,000	2,998,302
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	7,405,000	6,900,201
5.25%, 4/30/2025 (a)	2,047,000	2,002,130
5.25%, 8/15/2027 (a)	7,606,000	6,458,331
5.25%, 8/15/2027 (a) (b)	1,591,000	1,355,977
Ball Corp.:
4.00%, 11/15/2023	14,726,000	14,609,370
4.88%, 3/15/2026	6,707,000	6,520,344
5.25%, 7/1/2025 (b)	6,401,000	6,351,264
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	2,137,000	2,095,606
Security Description	Principal Amount	Value
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	$ 3,988,000	$ 3,756,856
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	666,000	634,298
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	3,905,000	3,784,179
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	4,206,000	4,364,566
Graphic Packaging International LLC 4.13%, 8/15/2024	2,879,000	2,821,823
LABL, Inc.:
6.75%, 7/15/2026 (a)	2,484,000	2,442,964
9.50%, 11/1/2028 (a)	67,000	68,219
10.50%, 7/15/2027 (a) (b)	5,763,000	5,532,711
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	445
7.88%, 8/15/2026 (a)	13,738,000	13,626,722
9.25%, 4/15/2027 (a) (b)	10,711,000	9,897,714
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	796,000	791,383
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	5,693,000	5,077,701
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,303,000	1,134,314
4.00%, 12/1/2027 (a) (b)	4,556,000	4,158,626
5.13%, 12/1/2024 (a)	2,286,000	2,257,654
5.50%, 9/15/2025 (a) (b)	2,295,000	2,276,204
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	9,207,000	9,138,592
Silgan Holdings, Inc. 4.13%, 2/1/2028	6,632,000	6,085,391
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	7,848,000	7,533,374
8.50%, 8/15/2027 (a) (b)	3,378,000	3,252,845
		142,238,211
PHARMACEUTICALS — 1.9%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	827,000	453,907
9.25%, 4/1/2026 (a) (b)	1,405,000	1,183,642
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	10,516,000	6,261,226
5.00%, 1/30/2028 (a)	6,714,000	2,797,254
5.50%, 11/1/2025 (a) (b)	13,139,000	11,613,825
5.75%, 8/15/2027 (a)	4,173,000	2,552,541
6.13%, 2/1/2027 (a)	6,908,000	4,422,640

See accompanying notes to financial statements.
196

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	$ 2,217,000	$ 2,016,517
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a) (b)	6,273,000	5,753,596
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	2,861,000	2,875,190
Kevlar SpA 6.50%, 9/1/2029 (a)	3,685,000	3,145,442
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 4/30/2028 (a)	18,352,000	16,295,658
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	639,000	523,731
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	3,536,000	3,420,161
4.38%, 3/15/2026	4,420,000	4,201,387
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	2,586,000	2,357,346
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	639,000	610,168
		70,484,231
PIPELINES — 5.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	6,365,500	6,132,204
5.75%, 1/15/2028 (a)	5,951,000	5,705,164
7.88%, 5/15/2026 (a)	5,160,000	5,245,398
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	1,680,000	1,698,178
Buckeye Partners LP:
3.95%, 12/1/2026	3,711,000	3,366,768
4.13%, 3/1/2025 (a)	8,929,000	8,548,357
4.13%, 12/1/2027	1,507,000	1,370,797
4.15%, 7/1/2023	7,705,000	7,705,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	6,999,000	6,630,993
5.75%, 4/1/2025	2,018,000	1,988,618
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	3,434,000	3,196,985
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	1,807,000	1,751,832
EnLink Midstream Partners LP:
4.15%, 6/1/2025	2,410,000	2,337,796
4.40%, 4/1/2024	50,465	49,302
Security Description	Principal Amount	Value
4.85%, 7/15/2026	$ 3,947,000	$ 3,824,130
EQM Midstream Partners LP:
4.13%, 12/1/2026 (b)	3,405,000	3,168,727
6.00%, 7/1/2025 (a)	128,000	126,985
6.50%, 7/1/2027 (a)	2,271,000	2,239,683
7.50%, 6/1/2027 (a)	9,696,001	9,791,119
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,921,000	3,920,804
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/1/2025	2,754,000	2,714,012
7.75%, 2/1/2028	7,161,000	6,816,269
8.00%, 1/15/2027	6,372,000	6,212,509
Global Partners LP/GLP Finance Corp. 7.00%, 8/1/2027	1,152,000	1,121,414
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	1,500,000	1,411,200
5.63%, 2/15/2026 (a)	5,671,000	5,577,258
Holly Energy Partners LP/Holly Energy Finance Corp.:
5.00%, 2/1/2028 (a)	4,543,000	4,237,029
6.38%, 4/15/2027 (a)	3,173,000	3,143,618
Howard Midstream Energy Partners LLC:
6.75%, 1/15/2027 (a)	3,409,000	3,247,857
8.88%, 7/15/2028 (a)	3,333,000	3,353,331
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	5,470,000	5,288,451
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	8,924,000	7,990,996
6.75%, 9/15/2025 (a)	2,558,000	2,399,225
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	8,628,000	8,497,803
NGL Energy Partners LP/NGL Energy Finance Corp. 6.13%, 3/1/2025	846,000	812,177
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	4,329,000	4,046,057
NuStar Logistics LP:
5.63%, 4/28/2027 (b)	175,000	168,221
5.75%, 10/1/2025	3,409,000	3,334,922
6.00%, 6/1/2026	2,702,000	2,635,693
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,933,000	3,735,091
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026 (a) (e)	6,263,000	6,082,626

See accompanying notes to financial statements.
197

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	$ 6,650,000	$ 6,082,423
6.00%, 3/1/2027 (a) (b)	4,090,000	3,865,377
7.50%, 10/1/2025 (a)	4,839,000	4,855,065
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	9,870,000	10,038,382
		186,465,846
REAL ESTATE — 0.4%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	4,840,000	4,379,910
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a) (b)	1,137,000	1,027,109
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a) (b)	3,195,000	3,117,457
Newmark Group, Inc. 6.13%, 11/15/2023	6,275,000	6,251,029
		14,775,505
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	3,605,000	3,030,111
Brandywine Operating Partnership LP 7.55%, 3/15/2028 (b)	1,981,000	1,807,940
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	2,931,000	2,483,436
5.75%, 5/15/2026 (a)	10,006,000	9,171,500
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	3,400,000	2,947,800
Diversified Healthcare Trust:
4.75%, 2/15/2028	1,107,000	754,144
9.75%, 6/15/2025	3,241,000	3,113,434
EPR Properties 4.50%, 6/1/2027	1,395,000	1,253,366
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,109,000	3,749,750
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	8,855,000	7,943,201
6.00%, 4/15/2025 (a) (b)	1,779,000	1,754,468
Iron Mountain, Inc. 5.25%, 3/15/2028 (a)	5,782,000	5,413,455
Security Description	Principal Amount	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (a)	$ 3,201,000	$ 2,780,965
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/2027 (b)	5,557,000	4,676,882
5.25%, 8/1/2026 (b)	1,715,000	1,523,417
Office Properties Income Trust:
2.40%, 2/1/2027 (b)	4,462,000	2,998,821
4.25%, 5/15/2024	3,722,000	3,509,399
4.50%, 2/1/2025	3,001,000	2,589,563
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	4,902,500	4,913,678
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	3,000,000	2,656,800
4.75%, 10/15/2027	20,000	18,606
7.25%, 7/15/2028 (a)	1,454,000	1,468,889
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	2,298,000	2,154,995
RLJ Lodging Trust LP 3.75%, 7/1/2026 (a)	704,000	646,075
SBA Communications Corp. 3.88%, 2/15/2027	7,639,000	7,038,193
Service Properties Trust:
3.95%, 1/15/2028	76,000	59,463
4.35%, 10/1/2024	5,693,000	5,479,740
4.50%, 3/15/2025	3,073,000	2,904,200
4.65%, 3/15/2024	5,682,000	5,593,133
4.75%, 10/1/2026	2,592,000	2,250,037
5.25%, 2/15/2026	804,000	729,051
5.50%, 12/15/2027	10,338,000	9,086,378
7.50%, 9/15/2025	2,243,000	2,204,690
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	3,023,100	2,613,289
3.75%, 12/31/2024 (a)	4,849,000	4,561,600
4.38%, 1/15/2027 (a)	1,911,000	1,645,944
4.75%, 3/15/2025	47,000	44,702
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a) (b)	2,022,000	1,678,624
10.50%, 2/15/2028 (a)	17,447,000	17,314,403
XHR LP 6.38%, 8/15/2025 (a) (b)	3,723,000	3,656,656
		140,220,798
RETAIL — 3.7%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	5,723,000	5,232,596

See accompanying notes to financial statements.
198

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.38%, 1/15/2028 (a)	$ 6,487,000	$ 5,994,053
5.75%, 4/15/2025 (a) (b)	1,025,000	1,023,196
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	146,000	55,481
Academy Ltd. 6.00%, 11/15/2027 (a) (b)	3,634,000	3,499,324
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	618,000	569,302
Bath & Body Works, Inc. 5.25%, 2/1/2028 (b)	536,000	509,661
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	1,010,000	889,285
Brinker International, Inc.:
5.00%, 10/1/2024 (a)	2,025,000	1,993,450
8.25%, 7/15/2030 (a)	2,750,000	2,709,107
Carvana Co.:
5.50%, 4/15/2027 (a)	1,781,000	1,210,706
5.63%, 10/1/2025 (a)	1,792,999	1,577,247
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	7,403,000	7,076,824
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	4,108,000	4,164,526
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	3,508,000	3,408,022
8.50%, 10/30/2025 (a)	5,562,865	5,423,905
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	9,338,000	8,675,282
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	2,181,000	1,985,255
IRB Holding Corp. 7.00%, 6/15/2025 (a) (b)	5,129,000	5,154,645
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	5,331,000	5,147,987
Kohl's Corp. 4.25%, 7/17/2025 (b)	2,532,000	2,364,559
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	116,000	108,294
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	6,228,000	5,801,195
Michaels Cos., Inc. 5.25%, 5/1/2028 (a)	4,383,000	3,539,229
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	7,716,000	7,171,482
Nordstrom, Inc. 4.00%, 3/15/2027 (b)	4,362,000	3,894,873
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	3,880,000	3,695,002
Security Description	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 2/15/2028 (a)	$ 10,997,000	$ 10,183,992
QVC, Inc.:
4.45%, 2/15/2025	3,698,000	3,260,231
WI, 4.75%, 2/15/2027	4,037,000	2,587,313
4.85%, 4/1/2024	7,008,000	6,850,600
Rite Aid Corp. 8.00%, 11/15/2026 (a)	2,657,000	1,299,220
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	914,000	905,491
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	3,585,000	3,496,379
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	101,000	95,551
Staples, Inc.:
7.50%, 4/15/2026 (a)	15,760,000	12,986,870
10.75%, 4/15/2027 (a) (b)	6,340,000	3,685,252
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027 (b)	1,316,000	1,278,678
		139,504,065
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,271,000	2,273,453
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	4,328,000	3,814,396
Entegris, Inc. 4.38%, 4/15/2028 (a)	888,000	812,298
		6,900,147
SOFTWARE — 1.6%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,183,000	3,114,725
Alteryx, Inc. 8.75%, 3/15/2028 (a) (b)	2,302,000	2,261,186
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a) (b)	6,482,000	6,477,138
9.13%, 3/1/2026 (a)	923,000	920,831
Camelot Finance SA 4.50%, 11/1/2026 (a)	2,548,000	2,403,223
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	493,315	270,672
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	4,650,000	4,268,468
5.25%, 5/15/2026 (a)	3,039,500	2,973,725
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	893,000	765,533
Open Text Corp. 3.88%, 2/15/2028 (a)	3,436,000	3,025,020

See accompanying notes to financial statements.
199

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
PTC, Inc.:
3.63%, 2/15/2025 (a)	$ 5,491,000	$ 5,307,326
4.00%, 2/15/2028 (a)	3,637,000	3,369,753
Rackspace Technology Global, Inc. 3.50%, 2/15/2028 (a)	6,516,000	2,942,365
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	11,275,000	10,792,994
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	11,521,000	9,355,282
West Technology Group LLC 8.50%, 4/10/2027 (a)	632,000	530,210
		58,778,451
TELECOMMUNICATIONS — 4.4%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	6,275,000	3,057,494
10.50%, 5/15/2027 (a)	10,732,000	6,497,689
Altice France SA:
5.50%, 1/15/2028 (a)	9,806,000	7,428,731
8.13%, 2/1/2027 (a)	17,558,000	15,200,487
Avanti Communications Group PLC 9.00%, 10/1/2022 (a) (f)	1,739,886	295,781
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	9,863,000	6,883,190
6.00%, 6/15/2025 (a) (b)	9,259,500	8,641,151
CommScope, Inc.:
6.00%, 3/1/2026 (a) (b)	12,862,000	12,036,002
8.25%, 3/1/2027 (a) (b)	4,572,850	3,656,725
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	10,466,000	10,154,846
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	7,660,000	6,608,742
5.88%, 10/15/2027 (a)	4,749,000	4,340,159
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	8,387,000	4,681,540
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	7,532,000	7,068,933
6.63%, 8/1/2026 (b)	4,815,000	4,517,433
Iliad Holding SASU 6.50%, 10/15/2026 (a)	6,073,000	5,733,701
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	8,366,000	7,090,854
4.25%, 7/1/2028 (a)	189,000	121,846
4.63%, 9/15/2027 (a)	7,042,000	4,893,204
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	10,705,750	7,997,945
RCN Corp. Zero Coupon, 4/15/2023 (f)	154,000	—
Telecom Italia SpA 5.30%, 5/30/2024 (a)	14,262,000	13,872,077
Security Description	Principal Amount	Value
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	$ 432,000	$ 259,213
5.63%, 12/6/2026 (a)	4,087,000	2,520,085
Viasat, Inc.:
5.63%, 9/15/2025 (a)	7,743,000	7,504,516
5.63%, 4/15/2027 (a)	2,941,000	2,746,923
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	14,564,000	10,283,349
6.13%, 3/1/2028 (a)	191,000	119,188
		164,211,804
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc. 3.38%, 4/1/2026 (a) (b)	6,346,000	5,839,716
TRANSPORTATION — 0.4%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	1,659,000	1,454,362
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	3,827,000	3,647,361
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	45,000	46,411
XPO, Inc. 6.25%, 6/1/2028 (a)	9,537,000	9,411,970
		14,560,104
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	3,496,000	3,206,985
6.50%, 10/1/2025 (a)	4,200,000	4,144,056
NAC Aviation 29 DAC 4.75%, 6/30/2026	3,642,262	3,144,110
		10,495,151
WATER — 0.0% (c)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	1,606,000	1,558,960
TOTAL CORPORATE BONDS & NOTES (Cost $3,801,248,187)		3,699,740,407
	Shares
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (g)	3,081	46
CONSTRUCTION & ENGINEERING — 0.0% (c)
Abengoa SA Class A (f) (g)	1,017,249	—
Abengoa SA Class B (f) (g)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (g)	9,870	59,220

See accompanying notes to financial statements.
200

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (b) (g)	70,012	$ 95,917
iHeartMedia, Inc. Class A (g)	29,774	108,377
		204,294
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (g)	4,342	65
TOTAL COMMON STOCKS (Cost $12,530,353)		263,625
Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 3 Month USD SOFR + 4.25%, 9.44%, 2/1/2029 (h) (Cost $2,068,047)	$ 2,086,028	2,080,250
	SHARES	VALUE
WARRANTS — 0.0% (c)
ADVERTISING SERVICES — 0.0% (c)
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (f) (g)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (c)
Abengoa Abenewco 2 SA (expiring 10/24/26) (a) (d) (g)	4,407,135	397
TOTAL WARRANTS (Cost $0)		397
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (i) (j)	8,163,244	8,164,877
State Street Navigator Securities Lending Portfolio II (k) (l)	315,768,078	315,768,078
TOTAL SHORT-TERM INVESTMENTS (Cost $323,932,955)		323,932,955
TOTAL INVESTMENTS — 107.2% (Cost $4,139,779,542)		4,026,017,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(268,655,265)
NET ASSETS — 100.0%		$ 3,757,362,369

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 74.4% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the security is $295,781, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
201

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,699,444,626	$295,781	$3,699,740,407
Common Stocks	204,359	59,266	0(a)	263,625
Senior Floating Rate Loans	—	2,080,250	—	2,080,250
Warrants	397	—	0(a)	397
Short-Term Investments	323,932,955	—	—	323,932,955
TOTAL INVESTMENTS	$ 324,137,711	$3,701,584,142	$295,781	$4,026,017,634
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,512,930	$ 12,511,679	$1,006,259,885	$ 1,010,611,636	$4,949	$—	8,163,244	$ 8,164,877	$1,722,154
State Street Navigator Securities Lending Portfolio II	273,807,319	273,807,319	1,164,728,445	1,122,767,686	—	—	315,768,078	315,768,078	3,117,559
Total		$286,318,998	$2,170,988,330	$2,133,379,322	$4,949	$—		$323,932,955	$4,839,713

See accompanying notes to financial statements.
202

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 3.5%
Boeing Co.:
2.20%, 2/4/2026	$ 162,000	$ 148,641
3.63%, 2/1/2031	45,000	40,614
5.04%, 5/1/2027	60,000	59,301
5.15%, 5/1/2030	127,000	125,647
5.71%, 5/1/2040	90,000	89,789
5.81%, 5/1/2050 (a)	152,000	151,391
5.93%, 5/1/2060	103,000	102,136
Northrop Grumman Corp. 3.25%, 1/15/2028	60,000	56,050
Raytheon Technologies Corp.:
3.95%, 8/16/2025	42,000	41,138
4.13%, 11/16/2028	90,000	86,707
4.50%, 6/1/2042	102,000	93,640
		995,054
AGRICULTURE — 2.9%
Altria Group, Inc.:
2.45%, 2/4/2032	25,000	19,524
4.80%, 2/14/2029 (a)	54,000	52,513
5.80%, 2/14/2039	60,000	58,601
5.95%, 2/14/2049 (a)	117,000	110,896
BAT Capital Corp.:
2.26%, 3/25/2028	70,000	60,024
3.56%, 8/15/2027	102,000	93,834
4.39%, 8/15/2037	55,000	43,929
4.54%, 8/15/2047	70,000	51,608
Philip Morris International, Inc.:
5.13%, 11/17/2027	40,000	40,122
5.13%, 2/15/2030	130,000	128,481
5.38%, 2/15/2033	70,000	69,814
5.75%, 11/17/2032	40,000	40,942
Reynolds American, Inc. 5.85%, 8/15/2045	75,000	66,584
		836,872
AIRLINES — 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (b)	95,000	92,127
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (b)	68,000	68,142
Southwest Airlines Co. 5.13%, 6/15/2027	60,000	59,564
		219,833
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	42,000	37,927
Security Description	Principal Amount	Value
3.38%, 3/27/2050 (a)	$ 40,000	$ 32,288
		70,215
AUTO MANUFACTURERS — 1.9%
General Motors Co.:
5.60%, 10/15/2032 (a)	50,000	48,405
6.13%, 10/1/2025	25,000	25,171
6.25%, 10/2/2043	42,000	41,030
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	132,000	117,847
3.10%, 1/12/2032	30,000	24,280
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (a)	37,000	45,984
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (b)	145,000	127,106
Toyota Motor Credit Corp.:
3.05%, 3/22/2027	82,000	76,857
4.45%, 5/18/2026	50,000	49,254
		555,934
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.10%, 12/1/2051	50,000	31,394
BANKS — 27.5%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	148,000	132,030
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	120,000	95,948
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	139,000	97,216
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	132,000	109,351
3 Month SOFR + 1.30%, 3.42%, 12/20/2028 (c)	171,000	157,140
Series MTN, 3 Month SOFR + 3.41%, 4.08%, 3/20/2051 (c)	161,000	133,203
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	296,000	278,122
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	100,000	97,710
Barclays PLC 4.38%, 1/12/2026	80,000	76,850
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	90,000	79,924
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	90,000	73,449
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	102,000	85,127
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	90,000	75,065
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	102,000	97,425

See accompanying notes to financial statements.
203

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.20%, 10/21/2026	$ 200,000	$ 187,210
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	90,000	79,578
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	116,000	109,110
4.45%, 9/29/2027	59,000	56,328
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	80,000	79,992
SOFR + 2.66%, 6.17%, 5/25/2034	95,000	95,661
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	70,000	74,272
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	65,000	58,116
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	126,000	112,075
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	121,000	96,888
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	98,000	80,378
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	90,000	81,687
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	90,000	73,285
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (c)	96,000	81,077
3.50%, 11/16/2026	50,000	46,922
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	96,000	90,150
3.85%, 1/26/2027	100,000	95,170
3 Month SOFR + 1.56%, 4.22%, 5/1/2029 (c)	102,000	96,261
6.75%, 10/1/2037	162,000	174,083
HSBC Holdings PLC:
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	65,000	57,641
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	90,000	72,920
3.90%, 5/25/2026	72,000	68,637
3 Month SOFR + 1.87%, 3.97%, 5/22/2030 (c)	90,000	81,042
3 Month SOFR + 1.81%, 4.04%, 3/13/2028 (c)	70,000	65,656
4.30%, 3/8/2026	90,000	86,977
3 Month SOFR + 1.80%, 4.58%, 6/19/2029 (c)	85,000	79,973
4.95%, 3/31/2030 (a)	72,000	70,846
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (c)	70,000	68,453
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	85,000	88,315
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	102,000	91,623
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	85,000	67,671
Security Description	Principal Amount	Value
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	$ 102,000	$ 95,527
3 Month SOFR + 1.51%, 2.74%, 10/15/2030 (c)	108,000	93,068
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	102,000	85,978
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	103,000	75,032
SOFR + 1.32%, 4.08%, 4/26/2026 (c)	150,000	145,817
SOFR + 1.99%, 4.85%, 7/25/2028 (a) (c)	104,000	102,689
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	130,000	127,017
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (c)	165,000	167,304
Morgan Stanley:
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	102,000	91,279
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	102,000	81,086
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	102,000	86,785
Series MTN, 3.13%, 7/27/2026	300,000	281,112
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	115,000	103,606
Series GMTN, 3 Month SOFR + 1.40%, 3.77%, 1/24/2029 (c)	85,000	79,429
Series GMTN, 3.88%, 1/27/2026	75,000	72,372
Series GMTN, 3 Month SOFR + 1.89%, 4.43%, 1/23/2030 (c)	90,000	85,635
SOFR + 1.87%, 5.25%, 4/21/2034	70,000	69,115
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	85,000	90,440
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	105,000	91,829
5.71%, 1/13/2030	130,000	131,811
Toronto-Dominion Bank Series MTN, 1.25%, 9/10/2026	45,000	39,786
U.S. Bancorp Series V, 2.38%, 7/22/2026	45,000	41,148
UBS Group AG:
SOFR + 3.73%, 4.19%, 4/1/2031 (b) (c)	225,000	199,969
SOFR + 3.92%, 6.54%, 8/12/2033 (b) (c)	80,000	81,976
Wells Fargo & Co.:
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	120,000	112,471

See accompanying notes to financial statements.
204

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	$ 96,000	$ 85,663
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	102,000	88,128
3.00%, 4/22/2026	105,000	98,769
3.00%, 10/23/2026	102,000	94,706
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	97,000	71,298
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	76,000	65,034
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	106,000	99,061
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	104,000	99,749
Series MTN, 3 Month SOFR + 4.50%, 5.01%, 4/4/2051 (c)	162,000	151,088
SOFR + 2.02%, 5.39%, 4/24/2034	115,000	114,333
		7,856,667
BEVERAGES — 4.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026 (a)	96,000	92,986
4.70%, 2/1/2036	121,000	117,715
4.90%, 2/1/2046 (a)	266,000	253,660
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	70,000	65,132
4.00%, 4/13/2028	32,000	30,968
4.44%, 10/6/2048	65,000	58,626
4.50%, 6/1/2050	50,000	46,211
4.60%, 4/15/2048	52,000	48,217
4.75%, 1/23/2029	106,000	105,553
5.45%, 1/23/2039	70,000	72,536
5.55%, 1/23/2049	156,000	164,382
5.80%, 1/23/2059	30,000	32,682
Coca-Cola Co.:
1.45%, 6/1/2027 (a)	45,000	40,225
2.25%, 1/5/2032 (a)	60,000	51,126
3.00%, 3/5/2051	45,000	34,318
Molson Coors Beverage Co.:
3.00%, 7/15/2026	60,000	56,045
4.20%, 7/15/2046	50,000	41,228
PepsiCo, Inc. 2.75%, 3/19/2030	85,000	76,482
		1,388,092
BIOTECHNOLOGY — 2.2%
Amgen, Inc.:
5.25%, 3/2/2030	165,000	165,291
5.25%, 3/2/2033	120,000	120,108
5.60%, 3/2/2043	80,000	80,227
5.65%, 3/2/2053	125,000	126,550
5.75%, 3/2/2063	75,000	76,064
Security Description	Principal Amount	Value
Gilead Sciences, Inc. 3.65%, 3/1/2026	$ 78,000	$ 75,072
		643,312
CHEMICALS — 1.2%
Celanese U.S. Holdings LLC 6.17%, 7/15/2027	50,000	49,793
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	54,000	52,880
4.73%, 11/15/2028	66,000	64,997
5.32%, 11/15/2038	50,000	49,351
5.42%, 11/15/2048	50,000	49,405
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	45,000	35,682
Sherwin-Williams Co. 3.45%, 6/1/2027	42,000	39,608
		341,716
COMMERCIAL SERVICES — 0.2%
United Rentals North America, Inc. 6.00%, 12/15/2029 (b)	45,000	44,928
COMPUTERS — 2.2%
Apple, Inc.:
2.65%, 2/8/2051	95,000	65,678
3.25%, 2/23/2026	96,000	92,441
3.85%, 5/4/2043	65,000	57,835
4.65%, 2/23/2046	121,000	119,095
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	132,000	134,159
International Business Machines Corp.:
3.30%, 5/15/2026	70,000	66,692
3.50%, 5/15/2029	116,000	107,160
		643,060
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	60,000	51,708
3.38%, 4/5/2040	35,000	26,846
3.58%, 4/5/2050	60,000	44,365
		122,919
DIVERSIFIED FINANCIAL SERVICES — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026 (a)	120,000	107,197
3.00%, 10/29/2028	120,000	104,254
3.30%, 1/30/2032	101,000	82,676
Air Lease Corp. Series MTN, 2.88%, 1/15/2026	42,000	38,878
Capital One Financial Corp. 3.80%, 1/31/2028	45,000	41,441

See accompanying notes to financial statements.
205

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Visa, Inc.:
3.15%, 12/14/2025 (a)	$ 111,000	$ 106,399
4.30%, 12/14/2045	102,000	94,653
		575,498
ELECTRIC — 2.8%
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	35,000	22,661
6.13%, 4/1/2036	50,000	52,122
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	43,000	38,484
Duke Energy Corp. 2.65%, 9/1/2026	85,000	78,609
Eversource Energy 5.45%, 3/1/2028	40,000	40,230
Florida Power & Light Co. 2.45%, 2/3/2032	42,000	35,306
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	42,000	36,034
2.25%, 6/1/2030 (a)	105,000	87,294
3.55%, 5/1/2027	42,000	39,580
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	60,000	46,970
4.50%, 7/1/2040	55,000	42,670
4.55%, 7/1/2030	90,000	81,399
4.95%, 7/1/2050 (a)	90,000	70,629
6.75%, 1/15/2053	35,000	34,548
Southern California Edison Co. 4.00%, 4/1/2047	50,000	39,728
Southern Co. 3.25%, 7/1/2026	55,000	51,737
		798,001
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031	45,000	36,092
2.50%, 11/1/2026	42,000	39,236
		75,328
ENTERTAINMENT — 1.8%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	120,000	111,968
4.28%, 3/15/2032	145,000	128,480
5.05%, 3/15/2042	135,000	113,256
5.14%, 3/15/2052	190,000	154,936
		508,640
FOOD — 0.6%
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	54,000	50,945
4.38%, 6/1/2046	75,000	63,753
5.20%, 7/15/2045	55,000	52,175
		166,873
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	86,000	86,492
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.6%
Centene Corp. 4.63%, 12/15/2029	$ 100,000	$ 92,198
HCA, Inc. 3.50%, 9/1/2030	80,000	70,172
		162,370
HOUSEHOLD PRODUCTS — 0.3%
Kenvue, Inc. 5.05%, 3/22/2053 (b)	45,000	45,912
Procter & Gamble Co. 3.00%, 3/25/2030	45,000	41,670
		87,582
INSURANCE — 1.2%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	41,000	28,574
3.85%, 3/15/2052	95,000	78,605
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	72,000	69,366
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	27,000	25,962
Corebridge Financial, Inc. 3.90%, 4/5/2032	45,000	39,152
Equitable Holdings, Inc. 5.00%, 4/20/2048	45,000	38,747
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	52,000	50,491
		330,897
INTERNET — 1.1%
Amazon.com, Inc.:
2.10%, 5/12/2031	70,000	58,850
3.10%, 5/12/2051	96,000	71,488
3.15%, 8/22/2027	102,000	96,013
4.05%, 8/22/2047	102,000	91,374
		317,725
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp. 4.35%, 5/15/2026	35,000	34,453
MACHINERY-DIVERSIFIED — 0.1%
Otis Worldwide Corp. 2.57%, 2/15/2030	45,000	38,805
MEDIA — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	132,000	129,445
6.48%, 10/23/2045	100,000	93,426
Comcast Corp.:
2.89%, 11/1/2051	146,000	97,941
2.94%, 11/1/2056	174,000	113,303
2.99%, 11/1/2063	112,000	70,915

See accompanying notes to financial statements.
206

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.15%, 10/15/2028	$ 116,000	$ 112,409
		617,439
MINING — 0.4%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/2043	70,000	69,361
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	54,000	50,184
		119,545
MISCELLANEOUS MANUFACTURER — 0.3%
Eaton Corp. 4.15%, 3/15/2033 (a)	40,000	38,016
Siemens Financieringsmaatschappij NV 1.20%, 3/11/2026 (b)	50,000	45,202
		83,218
OIL & GAS — 6.2%
Apache Corp. 5.10%, 9/1/2040	40,000	32,596
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	60,000	50,964
2.94%, 6/4/2051 (a)	66,000	45,085
3.00%, 2/24/2050	70,000	48,758
3.38%, 2/8/2061	90,000	63,877
4.23%, 11/6/2028	60,000	58,277
4.81%, 2/13/2033	65,000	64,069
4.89%, 9/11/2033	100,000	99,002
BP Capital Markets PLC 3.28%, 9/19/2027	42,000	39,574
Chevron Corp.:
2.24%, 5/11/2030	46,000	40,034
2.95%, 5/16/2026	66,000	62,840
ConocoPhillips Co. 4.03%, 3/15/2062	50,000	40,673
Continental Resources, Inc. 5.75%, 1/15/2031 (b)	52,000	49,457
Equinor ASA 3.13%, 4/6/2030 (a)	52,000	47,617
Exxon Mobil Corp.:
2.61%, 10/15/2030	90,000	79,020
3.04%, 3/1/2026	72,000	68,850
3.45%, 4/15/2051	78,000	60,765
3.48%, 3/19/2030	25,000	23,425
4.11%, 3/1/2046	95,000	83,425
4.23%, 3/19/2040	30,000	27,633
4.33%, 3/19/2050 (a)	80,000	72,555
Occidental Petroleum Corp.:
6.45%, 9/15/2036	50,000	51,582
6.63%, 9/1/2030	40,000	41,540
Shell International Finance BV:
2.38%, 11/7/2029	42,000	36,779
2.75%, 4/6/2030 (a)	45,000	40,227
2.88%, 5/10/2026	70,000	66,676
3.25%, 4/6/2050	60,000	44,708
3.88%, 11/13/2028	42,000	40,641
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$ 66,000	$ 56,044
4.13%, 5/11/2035	25,000	23,226
4.38%, 5/11/2045	85,000	76,353
6.38%, 12/15/2038	80,000	89,539
TotalEnergies Capital International SA 3.13%, 5/29/2050 (a)	72,000	52,196
		1,778,007
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	60,000	54,191
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 1.57%, 1/15/2026	47,000	42,397
PHARMACEUTICALS — 9.5%
AbbVie, Inc.:
2.95%, 11/21/2026	118,000	110,235
3.20%, 11/21/2029	165,000	149,205
4.05%, 11/21/2039	106,000	92,188
4.25%, 11/21/2049	167,000	143,865
4.40%, 11/6/2042	55,000	49,241
4.50%, 5/14/2035	70,000	66,383
4.70%, 5/14/2045	90,000	82,097
AstraZeneca PLC 6.45%, 9/15/2037	84,000	96,147
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (b)	105,000	99,565
Bristol-Myers Squibb Co.:
3.70%, 3/15/2052	60,000	48,680
4.25%, 10/26/2049	108,000	95,865
Cigna Group:
4.38%, 10/15/2028	105,000	101,589
4.90%, 12/15/2048	90,000	83,718
CVS Health Corp.:
3.88%, 7/20/2025	69,000	67,055
4.30%, 3/25/2028	144,000	139,104
4.78%, 3/25/2038	144,000	132,797
5.05%, 3/25/2048 (a)	233,000	214,652
5.13%, 7/20/2045	102,000	94,316
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	115,000	113,111
4.65%, 5/19/2030	150,000	148,239
4.75%, 5/19/2033	140,000	139,531
5.11%, 5/19/2043	85,000	85,028
5.30%, 5/19/2053	165,000	171,805
5.34%, 5/19/2063	105,000	106,261
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	81,000	76,060
		2,706,737
PIPELINES — 3.1%
Cheniere Energy Partners LP 4.00%, 3/1/2031	90,000	79,308

See accompanying notes to financial statements.
207

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Cheniere Energy, Inc. 4.63%, 10/15/2028	$ 45,000	$ 42,034
Enbridge, Inc. 5.70%, 3/8/2033	65,000	65,882
Energy Transfer LP:
3.75%, 5/15/2030	37,000	33,418
5.00%, 5/15/2050	60,000	50,669
5.25%, 4/15/2029	42,000	41,040
5.75%, 2/15/2033	45,000	45,243
6.25%, 4/15/2049	55,000	53,714
Kinder Morgan, Inc. 5.20%, 6/1/2033	45,000	43,586
MPLX LP:
1.75%, 3/1/2026	42,000	38,114
2.65%, 8/15/2030	42,000	35,087
4.70%, 4/15/2048	40,000	32,932
4.95%, 3/14/2052	44,000	37,285
5.50%, 2/15/2049	45,000	40,969
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	95,000	90,334
5.88%, 6/30/2026	50,000	50,409
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	45,000	42,946
Williams Cos., Inc. 2.60%, 3/15/2031	88,000	72,939
		895,909
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	48,000	43,886
VICI Properties LP 5.13%, 5/15/2032	55,000	51,520
		95,406
RETAIL — 3.7%
7-Eleven, Inc. 1.80%, 2/10/2031 (b)	55,000	43,275
Costco Wholesale Corp. 1.60%, 4/20/2030 (a)	55,000	45,820
Home Depot, Inc.:
2.70%, 4/15/2030	42,000	37,299
2.95%, 6/15/2029	50,000	45,534
3.00%, 4/1/2026	30,000	28,698
3.35%, 4/15/2050	40,000	30,510
3.63%, 4/15/2052 (a)	40,000	31,855
4.50%, 12/6/2048	60,000	55,586
5.88%, 12/16/2036	70,000	76,164
Lowe's Cos., Inc.:
2.50%, 4/15/2026	45,000	42,104
2.63%, 4/1/2031	57,000	48,128
3.10%, 5/3/2027	42,000	39,244
3.65%, 4/5/2029	42,000	38,964
3.75%, 4/1/2032 (a)	42,000	38,014
4.25%, 4/1/2052	37,000	30,123
5.63%, 4/15/2053 (a)	75,000	74,993
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	45,000	35,475
Security Description	Principal Amount	Value
Series MTN, 3.70%, 1/30/2026	$ 50,000	$ 48,355
Series MTN, 4.88%, 12/9/2045	55,000	52,535
Walmart, Inc.:
1.80%, 9/22/2031	50,000	41,496
2.65%, 9/22/2051	32,000	22,774
3.70%, 6/26/2028 (a)	42,000	40,613
3.90%, 9/9/2025	56,000	54,900
4.50%, 4/15/2053	55,000	53,613
		1,056,072
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.14%, 11/15/2035 (b)	96,000	73,688
3.47%, 4/15/2034 (b)	96,000	78,732
		152,420
SOFTWARE — 4.6%
Fiserv, Inc. 3.50%, 7/1/2029	90,000	82,203
Microsoft Corp.:
2.40%, 8/8/2026	121,000	113,457
2.53%, 6/1/2050	181,000	125,129
2.68%, 6/1/2060	103,000	69,185
2.92%, 3/17/2052	185,000	137,620
3.13%, 11/3/2025	75,000	72,178
3.30%, 2/6/2027	116,000	111,553
Oracle Corp.:
2.65%, 7/15/2026	80,000	74,013
2.88%, 3/25/2031	86,000	73,362
2.95%, 4/1/2030	91,000	79,471
3.60%, 4/1/2040	90,000	69,526
3.60%, 4/1/2050	132,000	94,380
3.85%, 4/1/2060	102,000	71,569
3.95%, 3/25/2051	96,000	72,638
4.00%, 7/15/2046	90,000	69,166
		1,315,450
TELECOMMUNICATIONS — 7.4%
AT&T, Inc.:
1.70%, 3/25/2026	55,000	50,087
2.55%, 12/1/2033	88,000	68,946
2.75%, 6/1/2031	80,000	67,504
3.50%, 9/15/2053	226,000	159,929
3.55%, 9/15/2055	198,000	138,452
3.65%, 9/15/2059	186,000	129,516
3.80%, 12/1/2057	174,000	125,705
4.30%, 2/15/2030	90,000	85,435
4.35%, 3/1/2029	110,000	105,640
T-Mobile USA, Inc.:
3.75%, 4/15/2027	121,000	114,568
3.88%, 4/15/2030	204,000	188,140
Verizon Communications, Inc.:
2.36%, 3/15/2032	99,000	79,665
2.55%, 3/21/2031	191,000	159,661

See accompanying notes to financial statements.
208

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.99%, 10/30/2056	$ 109,000	$ 69,129
3.40%, 3/22/2041	108,000	83,300
3.55%, 3/22/2051	126,000	93,870
3.70%, 3/22/2061	103,000	74,773
4.02%, 12/3/2029	114,000	106,622
4.13%, 3/16/2027	96,000	93,288
4.33%, 9/21/2028	126,000	121,472
		2,115,702
TRANSPORTATION — 0.7%
Canadian Pacific Railway Co.:
2.45%, 12/2/2031 (a)	42,000	36,794
3.10%, 12/2/2051	54,000	38,356
Union Pacific Corp.:
3.25%, 2/5/2050	50,000	37,465
3.84%, 3/20/2060	45,000	35,752
United Parcel Service, Inc. 6.20%, 1/15/2038	40,000	44,775
		193,142
TOTAL CORPORATE BONDS & NOTES (Cost $28,904,285)		28,158,295
	Shares
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (d) (e)	299,965	300,025
State Street Navigator Securities Lending Portfolio II (f) (g)	1,149,702	1,149,702
TOTAL SHORT-TERM INVESTMENTS (Cost $1,449,733)		1,449,727
TOTAL INVESTMENTS — 103.5% (Cost $30,354,018)		29,608,022
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(998,701)
NET ASSETS — 100.0%		$ 28,609,321

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$28,158,295	$—	$28,158,295
Short-Term Investments	1,449,727	—	—	1,449,727
TOTAL INVESTMENTS	$1,449,727	$28,158,295	$—	$29,608,022
See accompanying notes to financial statements.
209

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 5,331,773	$ 5,031,785	$43	$ (6)	299,965	$ 300,025	$ 9,443
State Street Navigator Securities Lending Portfolio II	—	—	21,640,995	20,491,293	—	—	1,149,702	1,149,702	4,265
Total		$—	$26,972,768	$25,523,078	$43	$ (6)		$1,449,727	$13,708

See accompanying notes to financial statements.
210

[This Page Intentionally Left Blank]
211

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,348,584,024	$27,858,160,979	$2,332,758,208
Investments in affiliated issuers, at value	28,011,639	1,184,413,815	8,801,612
Total Investments	1,376,595,663	29,042,574,794	2,341,559,820
Foreign currency, at value	—	—	—
Cash	3,600	—	—
Receivable for investments sold	23,054,190	196,615,107	—
Receivable for fund shares sold	35,038,516	—	4,971,067
Dividends receivable — affiliated issuers	233	1,550,780	49,877
Interest receivable — unaffiliated issuers	4,120,666	—	—
Securities lending income receivable — unaffiliated issuers	—	479,040	—
Securities lending income receivable — affiliated issuers	3,335	218,116	—
Receivable for foreign taxes recoverable	—	—	—
Other receivable	—	—	—
TOTAL ASSETS	1,438,816,203	29,241,437,837	2,346,580,764
LIABILITIES
Payable upon return of securities loaned	27,417,796	863,662,500	—
Payable for investments purchased	50,014,531	—	4,953,560
Payable for fund shares repurchased	1,844,132	197,367,876	—
Advisory fee payable	165,271	3,190,394	254,579
Trustees’ fees and expenses payable	669	10,242	53
TOTAL LIABILITIES	79,442,399	1,064,231,012	5,208,192
NET ASSETS	$1,359,373,804	$28,177,206,825	$2,341,372,572
NET ASSETS CONSIST OF:
Paid-in Capital	$1,503,752,051	$28,075,485,519	$2,339,760,918
Total distributable earnings (loss)	(144,378,247)	101,721,306	1,611,654
NET ASSETS	$1,359,373,804	$28,177,206,825	$2,341,372,572
NET ASSET VALUE PER SHARE
Net asset value per share	$ 18.44	$ 91.80	$ 99.42
Shares outstanding (unlimited amount authorized, $0.01 par value)	73,700,000	306,944,503	23,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,474,173,400	$27,851,275,832	$ 2,334,290,117
Investments in affiliated issuers	28,011,639	1,184,413,815	8,801,612
Total cost of investments	$1,502,185,039	$29,035,689,647	$2,343,091,729
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 27,011,841	$ 945,814,380	$ —
See accompanying notes to financial statements.
212

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$198,866,268	$2,423,510,983	$1,933,992,337	$3,861,465,386	$4,131,303,406
2,901,633	77,626,976	18,761,758	26,196,143	1,764,422
201,767,901	2,501,137,959	1,952,754,095	3,887,661,529	4,133,067,828
1,126	151	—	—	—
180,317	115,731	217,659	34	188
512,688	—	252,403	18,354,363	—
—	—	—	—	—
3,004	169,599	53,109	252,685	52,526,796
3,354,075	17,605,669	25,999,623	44,505,981	—
—	1,309	—	—	—
1,304	2,868	—	—	—
—	1,353	—	—	—
—	—	—	51	—
205,820,415	2,519,034,639	1,979,276,889	3,950,774,643	4,185,594,812

2,433,087	14,692,000	—	—	—
180,317	37,348,859	10,467,234	107,778,432	46,687,320
—	—	—	18,456,123	—
37,803	299,904	553,589	715,497	690,114
49	1,509	919	1,662	2,221
2,651,256	52,342,272	11,021,742	126,951,714	47,379,655
$203,169,159	$2,466,692,367	$1,968,255,147	$3,823,822,929	$4,138,215,157

$236,537,183	$2,474,662,022	$2,153,997,543	$3,988,500,902	$4,303,936,643
(33,368,024)	(7,969,655)	(185,742,396)	(164,677,973)	(165,721,486)
$203,169,159	$2,466,692,367	$1,968,255,147	$3,823,822,929	$4,138,215,157

$ 23.62	$ 30.64	$ 25.04	$ 46.15	$ 47.00
8,600,000	80,500,000	78,600,000	82,851,036	88,051,082

$218,861,461	$2,428,725,766	$2,093,824,565	$4,012,716,935	$4,281,556,320
2,901,625	77,626,859	18,761,758	26,196,143	1,764,422
$221,763,086	$2,506,352,625	$ 2,112,586,323	$4,038,913,078	$4,283,320,742
$ 1,126	$ 151	$ —	$ —	$ —
$ 2,368,425	$ 29,585,003	$ —	$ —	$ —
213

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2023

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,368,842,379	$ 8,505,826,923	$3,702,084,679
Investments in affiliated issuers, at value	240,687,857	722,898,445	323,932,955
Total Investments	4,609,530,236	9,228,725,368	4,026,017,634
Foreign currency, at value	—	8,331	1,444
Cash	760,741	8,512,345	1,607,051
Receivable for investments sold	57,734,507	83,059,890	69,588,634
Receivable for fund shares sold	14,000,140	256,948,669	81,264,449
Dividends receivable — unaffiliated issuers	1,899,987	—	—
Dividends receivable — affiliated issuers	98,722	251,029	139,371
Interest receivable — unaffiliated issuers	11,027,383	152,320,959	64,903,829
Securities lending income receivable — unaffiliated issuers	11,110	93,962	5,668
Securities lending income receivable — affiliated issuers	123,808	493,536	232,433
Receivable for foreign taxes recoverable	—	242,493	144,288
Other receivable	—	1,720	1,350
TOTAL ASSETS	4,695,186,634	9,730,658,302	4,243,906,151
LIABILITIES
Payable upon return of securities loaned	183,073,093	709,501,256	315,768,078
Payable for investments purchased	106,057,960	252,701,414	103,234,469
Payable for fund shares repurchased	—	54,885,569	66,334,129
Advisory fee payable	1,308,320	2,759,557	1,205,490
Trustees’ fees and expenses payable	2,073	3,675	1,616
TOTAL LIABILITIES	290,441,446	1,019,851,471	486,543,782
NET ASSETS	$4,404,745,188	$ 8,710,806,831	$3,757,362,369
NET ASSETS CONSIST OF:
Paid-in Capital	$5,212,779,213	$11,271,049,577	$4,735,439,226
Total distributable earnings (loss)	(808,034,025)	(2,560,242,746)	(978,076,857)
NET ASSETS	$4,404,745,188	$ 8,710,806,831	$3,757,362,369
NET ASSET VALUE PER SHARE
Net asset value per share	$ 70.03	$ 91.81	$ 24.64
Shares outstanding (unlimited amount authorized, $0.01 par value)	62,900,000	94,874,605	152,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,710,685,428	$ 9,147,758,775	$3,815,846,587
Investments in affiliated issuers	240,687,857	722,898,232	323,932,955
Total cost of investments	$4,951,373,285	$ 9,870,657,007	$4,139,779,542
Foreign currency, at cost	$ —	$ 8,331	$ 1,444
* Includes investments in securities on loan, at value	$ 226,069,157	$ 747,585,671	$ 317,537,620
See accompanying notes to financial statements.
214

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$28,158,295
1,449,727
29,608,022
—
—
3,279,952
—
—
1,284
318,723
103
191
—
—
33,208,275

1,149,702
3,447,565
—
1,640
47
4,598,954
$28,609,321

$30,452,079
(1,842,758)
$28,609,321

$ 95.36
300,000

$28,904,285
1,449,733
$30,354,018
$ —
$ 2,231,596
215

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 59,605,796	$958,028,298	$41,256,699
Dividend income — affiliated issuers	59,964	10,295,154	266,026
Unaffiliated securities lending income	—	1,565,966	—
Affiliated securities lending income	94,202	2,027,695	—
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	59,759,962	971,917,113	41,522,725
EXPENSES
Advisory fee	2,116,926	33,963,335	1,184,375
Trustees’ fees and expenses	17,244	269,896	4,547
Proxy voting expenses	64,175	820,514	3,168
Miscellaneous expenses	688	11,773	292
TOTAL EXPENSES	2,199,033	35,065,518	1,192,382
NET INVESTMENT INCOME (LOSS)	$ 57,560,929	$936,851,595	$40,330,343
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(17,992,566)	(19,485,691)	(1,982,695)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(35,177,421)	(1,675,489)	14,801
Foreign currency transactions	—	—	—
Net realized gain (loss)	(53,169,987)	(21,161,180)	(1,967,894)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(22,593,123)	10,141,449	(1,385,751)
Investments — affiliated issuers	—	—	—
Net change in unrealized appreciation/depreciation	(22,593,123)	10,141,449	(1,385,751)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(75,763,110)	(11,019,731)	(3,353,645)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(18,202,181)	$925,831,864	$36,976,698
See accompanying notes to financial statements.
216

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$ 7,338,062	126,624,470	$ 84,890,478	$ 86,835,698	$ 48,239,190
22,378	1,816,058	692,656	1,408,511	964,998
—	565	—	—	—
11,534	68,491	—	—	—
—	(1,399)	—	—	—
7,371,974	128,508,185	85,583,134	88,244,209	49,204,188

312,064	4,379,155	6,891,466	8,492,727	9,141,937
1,437	37,140	22,763	43,907	55,820
4,726	136,341	79,273	147,077	204,324
1,809	1,460	1,301	3,144	2,241
320,036	4,554,096	6,994,803	8,686,855	9,404,322
$ 7,051,938	$123,954,089	$ 78,588,331	$ 79,557,354	$ 39,799,866

(4,183,134)	96,121	(17,566,724)	(16,178,270)	(16,639,173)
(717)	17,960	—	—	—
(8,801,935)	(3,118,771)	(38,780,619)	(56,696,533)	(29,183,560)
48	—	—	—	—
(12,985,738)	(3,004,690)	(56,347,343)	(72,874,803)	(45,822,733)

14,857,750	25,404,815	21,211,219	107,940,019	21,873,191
8	3,167	—	—	—
14,857,758	25,407,982	21,211,219	107,940,019	21,873,191
1,872,020	22,403,292	(35,136,124)	35,065,216	(23,949,542)
$ 8,923,958	$146,357,381	$ 43,452,207	$ 114,622,570	$ 15,850,324
217

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2023

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	(123,793,231)	$ 538,921,832	$ 246,828,511
Dividend income — unaffiliated issuers	37,929,089	—	—
Dividend income — affiliated issuers	533,076	1,695,265	1,722,154
Unaffiliated securities lending income	215,603	866,076	232,143
Affiliated securities lending income	2,556,634	6,364,355	3,117,559
Foreign taxes withheld	(222,329)	—	(19,175)
TOTAL INVESTMENT INCOME (LOSS)	(82,781,158)	547,847,528	251,881,192
EXPENSES
Advisory fee	16,402,237	32,268,119	14,137,279
Trustees’ fees and expenses	49,866	89,789	41,474
Proxy voting expenses	181,860	304,631	145,981
Miscellaneous expenses	2,022	3,856	36,708
TOTAL EXPENSES	16,635,985	32,666,395	14,361,442
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	16,635,985	32,666,395	14,361,442
NET INVESTMENT INCOME (LOSS)	$ (99,417,143)	$ 515,181,133	$ 237,519,750
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(57,032,436)	(290,345,541)	(192,174,348)
Investments — affiliated issuers	7,258	(5,262)	4,949
In-kind redemptions — unaffiliated issuers	9,802,224	(5,802,473)	(9,058,033)
Foreign currency transactions	—	252	(93)
Net realized gain (loss)	(47,222,954)	(296,153,024)	(201,227,525)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	504,534,655	391,299,992	273,122,162
Investments — affiliated issuers	4,391	552	—
Foreign currency translations	—	—	(1,890)
Net change in unrealized appreciation/depreciation	504,539,046	391,300,544	273,120,272
NET REALIZED AND UNREALIZED GAIN (LOSS)	457,316,092	95,147,520	71,892,747
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 357,898,949	$ 610,328,653	$ 309,412,497
See accompanying notes to financial statements.
218

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$ 2,931,070
—
9,443
258
4,265
—
2,945,036

55,424
977
4,375
1,750
62,526
(12,317)
50,209
$ 2,894,827

(1,288,289)
43
(1,341,778)
—
(2,630,024)

1,627,850
(6)
—
1,627,844
(1,002,180)
$ 1,892,647
219

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF		SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 57,560,929	$ 73,108,689	$ 936,851,595	$ 13,326,697
Net realized gain (loss)	(53,169,987)	14,476,757	(21,161,180)	(891,904)
Net change in unrealized appreciation/depreciation	(22,593,123)	(132,967,567)	10,141,449	(2,926,902)
Net increase (decrease) in net assets resulting from operations	(18,202,181)	(45,382,121)	925,831,864	9,507,891
Net equalization credits and charges	1,225,766	(4,969,484)	—	—
Distributions to shareholders	(64,823,871)	(70,050,311)	(828,585,089)	(6,491,818)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	443,718,357	1,124,838,486	27,017,236,638	17,004,740,517
Cost of shares redeemed	(455,154,892)	(335,025,563)	(19,996,142,470)	(7,898,952,632)
Net income equalization	(1,225,766)	4,969,484	—	—
Other Capital	(2,793)	5,092	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(12,665,094)	794,787,499	7,021,094,168	9,105,787,885
Net increase (decrease) in net assets during the period	(94,465,380)	674,385,583	7,118,340,943	9,108,803,958
Net assets at beginning of period	1,453,839,184	779,453,601	21,058,865,882	11,950,061,924
NET ASSETS AT END OF PERIOD	$1,359,373,804	$1,453,839,184	$ 28,177,206,825	$21,058,865,882
SHARES OF BENEFICIAL INTEREST:
Shares sold	23,300,000	53,900,000	295,200,000	186,000,000
Shares redeemed	(24,300,000)	(16,100,000)	(218,500,000)	(86,400,000)
Net increase (decrease) from share transactions	(1,000,000)	37,800,000	76,700,000	99,600,000
See accompanying notes to financial statements.
220

SPDR Bloomberg 3-12 Month T-Bill ETF		SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 40,330,343	$ 134,907	$ 7,051,938	$ 7,242,095	$ 123,954,089	$ 13,576,595
(1,967,894)	(70,626)	(12,985,738)	(9,713,263)	(3,004,690)	(208,342)
(1,385,751)	(145,991)	14,857,758	(37,490,024)	25,407,982	(36,022,106)
36,976,698	(81,710)	8,923,958	(39,961,192)	146,357,381	(22,653,853)
4,421,114	(21,278)	143,554	21,662	(1,373,023)	81,088
(35,264,824)	(52,842)	(6,889,316)	(7,364,788)	(114,319,277)	(12,349,424)

2,388,988,660	69,907,752	104,116,130	31,958,733	526,692,486	1,211,071,145
(109,169,636)	(19,936,491)	(53,715,967)	(15,251,922)	(1,325,899,170)	(420,719,007)
(4,421,114)	21,278	(143,554)	(21,662)	1,373,023	(81,088)
—	—	152,318	15,332	8,268	17,317
2,275,397,910	49,992,539	50,408,927	16,700,481	(797,825,393)	790,288,367
2,281,530,898	49,836,709	52,587,123	(30,603,837)	(767,160,312)	755,366,178
59,841,674	10,004,965	150,582,036	181,185,873	3,233,852,679	2,478,486,501
$2,341,372,572	$ 59,841,674	$203,169,159	$150,582,036	$ 2,466,692,367	$3,233,852,679

24,050,000	700,000	4,400,000	1,100,000	17,300,000	39,700,000
(1,100,000)	(200,000)	(2,300,000)	(500,000)	(43,600,000)	(13,800,000)
22,950,000	500,000	2,100,000	600,000	(26,300,000)	25,900,000
221

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF		SPDR Nuveen Bloomberg Municipal Bond ETF
	Year Ended(a) 6/30/23	Year Ended(a) 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,588,331	$ 57,387,489	$ 79,557,354	$ 68,825,100
Net realized gain (loss)	(56,347,343)	(17,188,704)	(72,874,803)	(115,966,592)
Net change in unrealized appreciation/depreciation	21,211,219	(275,502,167)	107,940,019	(451,297,425)
Net increase (decrease) in net assets resulting from operations	43,452,207	(235,303,382)	114,622,570	(498,438,917)
Net equalization credits and charges	815,124	262,854	378,260	(24,998)
Distributions to shareholders	(76,325,237)	(56,325,424)	(77,439,103)	(68,277,567)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,125,648,279	676,233,073	1,701,866,528	2,911,120,068
Cost of shares redeemed	(795,492,072)	(512,854,500)	(1,403,065,040)	(2,590,849,917)
Net income equalization	(815,124)	(262,854)	(378,260)	24,998
Other Capital	2,882,722	218,116	1,829,927	372,521
Net increase (decrease) in net assets from beneficial interest transactions	332,223,805	163,333,835	300,253,155	320,667,670
Contribution from affiliate (Note 4)	56,091	—	—	—
Net increase (decrease) in net assets during the period	300,221,990	(128,032,117)	337,814,882	(246,073,812)
Net assets at beginning of period	1,668,033,157	1,796,065,274	3,486,008,047	3,732,081,859
NET ASSETS AT END OF PERIOD	$1,968,255,147	$1,668,033,157	$ 3,823,822,929	$ 3,486,008,047
SHARES OF BENEFICIAL INTEREST:
Shares sold	45,400,000	23,800,000	37,400,000	58,600,000
Shares redeemed	(31,800,000)	(18,000,000)	(30,500,000)	(54,300,000)
Net increase (decrease) from share transactions	13,600,000	5,800,000	6,900,000	4,300,000

(a)	On January 12, 2023, the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
222

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF		SPDR Bloomberg Convertible Securities ETF		SPDR Bloomberg High Yield Bond ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 39,799,866	$ 31,962,793	$ (99,417,143)	$ (142,053,013)	$ 515,181,133	$ 326,965,220
(45,822,733)	(2,176,340)	(47,222,954)	569,902,040	(296,153,024)	(404,303,845)
21,873,191	(232,214,352)	504,539,046	(1,891,933,646)	391,300,544	(1,003,008,512)
15,850,324	(202,427,899)	357,898,949	(1,464,084,619)	610,328,653	(1,080,347,137)
(318,381)	117,071	716,554	(366,573)	4,317,760	1,675,244
(38,442,928)	(37,360,220)	(92,217,183)	(122,836,060)	(514,928,503)	(374,184,627)

465,150,938	901,417,227	2,545,694,634	2,589,175,301	33,497,785,973	34,723,182,505
(1,157,297,470)	(624,684,398)	(2,145,771,296)	(3,891,555,446)	(31,025,983,768)	(36,865,766,751)
318,381	(117,071)	(716,554)	366,573	(4,317,760)	(1,675,244)
231,911	255,350	26,471	28,731	521,769	1,161,115
(691,596,240)	276,871,108	399,233,255	(1,301,984,841)	2,468,006,214	(2,143,098,375)
—	—	—	—	81,846	222,935
(714,507,225)	37,200,060	665,631,575	(2,889,272,093)	2,567,805,970	(3,595,731,960)
4,852,722,382	4,815,522,322	3,739,113,613	6,628,385,706	6,143,000,861	9,738,732,821
$ 4,138,215,157	$4,852,722,382	$ 4,404,745,188	$ 3,739,113,613	$ 8,710,806,831	$ 6,143,000,861

9,900,000	18,600,000	37,500,000	31,400,000	365,600,000	331,600,000
(24,600,000)	(13,100,000)	(32,500,000)	(49,800,000)	(338,600,000)	(352,400,000)
(14,700,000)	5,500,000	5,000,000	(18,400,000)	27,000,000	(20,800,000)
223

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF		SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	For the Period 5/12/22*- 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 237,519,750	$ 160,166,939	$ 2,894,827	$ 607,833
Net realized gain (loss)	(201,227,525)	(102,347,462)	(2,630,024)	(115,922)
Net change in unrealized appreciation/depreciation	273,120,272	(385,816,260)	1,627,844	(2,373,840)
Net increase (decrease) in net assets resulting from operations	309,412,497	(327,996,783)	1,892,647	(1,881,929)
Net equalization credits and charges	(1,209,455)	(515,776)	(117,731)	2,614
Distributions to shareholders	(236,049,073)	(188,395,246)	(3,317,276)	(224,294)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	9,457,271,316	6,684,348,978	4,783,839	105,570,481
Cost of shares redeemed	(9,180,536,135)	(7,818,632,155)	(78,214,147)	—
Net income equalization	1,209,455	515,776	117,731	(2,614)
Other Capital	200,070	199,366	—	—
Net increase (decrease) in net assets from beneficial interest transactions	278,144,706	(1,133,568,035)	(73,312,577)	105,567,867
Net increase (decrease) in net assets during the period	350,298,675	(1,650,475,840)	(74,854,937)	103,464,258
Net assets at beginning of period	3,407,063,694	5,057,539,534	103,464,258	—
NET ASSETS AT END OF PERIOD	$ 3,757,362,369	$ 3,407,063,694	$ 28,609,321	$103,464,258
SHARES OF BENEFICIAL INTEREST:
Shares sold	385,800,000	251,700,000	50,000	1,050,000
Shares redeemed	(374,700,000)	(294,000,000)	(800,000)	—
Net increase (decrease) from share transactions	11,100,000	(42,300,000)	(750,000)	1,050,000

*	Commencement of operations.
See accompanying notes to financial statements.
224

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 19.46	$ 21.12	$ 20.30	$ 19.59	$ 19.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77	1.28	0.72	0.12	0.44
Net realized and unrealized gain (loss) (b)	(0.96)	(1.62)	0.70	0.99	0.43
Total from investment operations	(0.19)	(0.34)	1.42	1.11	0.87
Net equalization credits and charges (a)	0.02	(0.09)	(0.13)	(0.01)	(0.01)
Other capital (a)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.85)	(1.23)	(0.47)	(0.27)	(0.54)
Return of Capital	—	—	—	(0.12)	—
Total distributions	(0.85)	(1.23)	(0.47)	(0.39)	(0.54)
Net asset value, end of period	$ 18.44	$ 19.46	$ 21.12	$ 20.30	$ 19.59
Total return (d)	(0.95)%	(2.21)%	6.42%	5.74%	4.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,359,374	$1,453,839	$779,454	$389,784	$340,829
Ratios to average net assets:
Total expenses	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.08%	6.17%	3.45%	0.61%	2.32%
Portfolio turnover rate (e)	15%	15%	15%	17%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
225

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 91.46	$ 91.47	$ 91.53	$ 91.60	$ 91.57
Income (loss) from investment operations:
Net investment income (loss) (a)	3.40	0.09	(0.06)	0.88	1.97
Net realized and unrealized gain (loss) (b)	(0.19)	(0.07)	0.00(c)	0.32	(0.05)
Total from investment operations	3.21	0.02	(0.06)	1.20	1.92
Other capital (a)	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(2.87)	(0.03)	(0.00)(c)	(1.27)	(1.89)
Net asset value, end of period	$ 91.80	$ 91.46	$ 91.47	$ 91.53	$ 91.60
Total return (d)	3.56%	0.03%	(0.06)%	1.32%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,177,207	$21,058,866	$11,950,062	$16,109,124	$9,306,387
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.71%	0.09%	(0.07)%	0.96%	2.15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
See accompanying notes to financial statements.
226

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$ 99.74	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	4.55	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	(1.91)	(0.71)	0.02
Total from investment operations	2.64	(0.15)	(0.02)
Net equalization credits and charges (a)	0.50	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(3.46)	(0.07)	—
Net asset value, end of period	$ 99.42	$ 99.74	$100.05
Total return (d)	3.22%	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,341,373	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%(e)
Net investment income (loss)	4.58%	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
227

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$ 23.17	$ 30.71	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.21	1.18	0.27
Net realized and unrealized gain (loss) (b)	0.38	(7.52)	0.60
Total from investment operations	1.59	(6.34)	0.87
Net equalization credits and charges (a)	0.02	0.00(c)	0.01
Other capital (a)	0.03	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.19)	(1.20)	(0.17)
Net asset value, end of period	$ 23.62	$ 23.17	$ 30.71
Total return (d)	7.34%	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$203,169	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.24%	0.23%	0.23%(e)
Net investment income (loss)	5.20%	4.18%	3.81%(e)
Portfolio turnover rate (f)	7%	10%	17%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
228

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 30.28	$ 30.64	$ 30.47	$ 30.72	$ 30.74
Income (loss) from investment operations:
Net investment income (loss) (a)	1.29	0.15	0.16	0.68	0.87
Net realized and unrealized gain (loss) (b)	0.29	(0.37)	0.19	(0.21)	(0.03)
Total from investment operations	1.58	(0.22)	0.35	0.47	0.84
Net equalization credits and charges (a)	(0.01)	0.00(c)	0.00(c)	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.21)	(0.14)	(0.18)	(0.71)	(0.86)
Net asset value, end of period	$ 30.64	$ 30.28	$ 30.64	$ 30.47	$ 30.72
Total return (d)	5.29%	(0.73)%	1.14%	1.52%	2.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,466,692	$3,233,853	$2,478,487	$2,657,416	$4,061,612
Ratios to average net assets:
Total expenses	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.25%	0.50%	0.52%	2.23%	2.85%
Portfolio turnover rate (e)	28%	41%	41%	27%	19%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
229

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
	Year Ended 6/30/23(a)	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 25.66	$ 30.34	$ 28.15	$ 29.22	$ 28.28
Income (loss) from investment operations:
Net investment income (loss) (b)	1.00	0.93	1.02	1.12	1.22
Net realized and unrealized gain (loss) (c)	(0.15)	(4.72)	2.17	(1.09)	0.86
Total from investment operations	0.85	(3.79)	3.19	0.03	2.08
Net equalization credits and charges (b)	0.01	0.01	0.02	0.02	0.02
Contribution from affiliate (Note 4)	0.00(d)	—	—	—	—
Other capital (b)	0.04	0.01	0.01	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(1.52)	(0.91)	(1.03)	(1.12)	(1.17)
Net asset value, end of period	$ 25.04	$ 25.66	$ 30.34	$ 28.15	$ 29.22
Total return (e)	1.45%(f)	(12.76)%	11.70%	0.08%	7.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,968,255	$1,668,033	$1,796,065	$1,198,908	$824,048
Ratios to average net assets:
Total expenses	0.36%	0.35%	0.35%	0.35%	0.37%
Net investment income (loss)	3.99%	3.20%	3.49%	3.87%	4.33%
Portfolio turnover rate (g)	9%	12%	14%	19%	18%
(a)	Effective on January 12, 2023, the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.45%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
230

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 45.90	$ 52.09	$ 51.76	$ 50.24	$ 48.11
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	0.83	0.96	1.06	1.10
Net realized and unrealized gain (loss) (b)	0.20	(6.19)	0.33	1.51	2.13
Total from investment operations	1.19	(5.36)	1.29	2.57	3.23
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)	0.01	0.00(c)
Other capital (a)	0.02	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.96)	(0.83)	(0.96)	(1.06)	(1.10)
Net asset value, end of period	$ 46.15	$ 45.90	$ 52.09	$ 51.76	$ 50.24
Total return (d)	2.68%	(10.42)%	2.64%	5.20%	6.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,823,823	$3,486,008	$3,732,082	$3,361,883	$2,926,367
Ratios to average net assets:
Total expenses	0.24%	0.23%	0.28%	0.30%	0.30%
Net expenses	0.24%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.15%	1.66%	1.84%	2.08%	2.27%
Portfolio turnover rate (e)	17%	3%	9%	15%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
231

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 47.23	$ 49.52	$ 49.82	$ 48.93	$ 47.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.31	0.48	0.66	0.65
Net realized and unrealized gain (loss) (b)	(0.24)	(2.23)	(0.25)	0.90	0.94
Total from investment operations	0.17	(1.92)	0.23	1.56	1.59
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.40)	(0.32)	(0.49)	(0.67)	(0.64)
Net realized gains	—	(0.05)	(0.04)	—	—
Total distributions	(0.40)	(0.37)	(0.53)	(0.67)	(0.64)
Net asset value, end of period	$ 47.00	$ 47.23	$ 49.52	$ 49.82	$ 48.93
Total return (d)	0.35%	(3.91)%	0.47%	3.21%	3.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,138,215	$4,852,722	$4,815,522	$4,012,868	$3,613,514
Ratios to average net assets:
Total expenses	0.21%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.87%	0.64%	0.96%	1.34%	1.36%
Portfolio turnover rate (e)	18%	19%	20%	23%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
232

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 64.58	$ 86.87	$ 60.23	$ 52.93	$ 53.09
Income (loss) from investment operations:
Net investment income (loss) (a)	(1.62)	(1.97)	(0.73)	0.34	(0.30)
Net realized and unrealized gain (loss) (b)	8.54	(18.65)	29.30	8.56	2.88
Total from investment operations	6.92	(20.62)	28.57	8.90	2.58
Net equalization credits and charges (a)	0.01	(0.01)	(0.03)	0.12	0.04
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.48)	(1.66)	(1.90)	(1.72)	(2.78)
Net asset value, end of period	$ 70.03	$ 64.58	$ 86.87	$ 60.23	$ 52.93
Total return (d)	10.83%	(24.12)%	47.75%	17.45%	5.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,404,745	$3,739,114	$6,628,386	$4,644,076	$3,858,397
Ratios to average net assets:
Total expenses	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	(2.42)%	(2.44)%	(0.93)%	0.62%	(0.58)%
Portfolio turnover rate (e)	7%	13%	30%	41%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
233

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 90.51	$ 109.83	$ 101.03	$ 108.73	$ 106.80
Income (loss) from investment operations:
Net investment income (loss) (b)	5.86	4.20	4.56	5.40	6.08
Net realized and unrealized gain (loss) (c)	1.28	(18.85)	9.36	(7.31)	1.84
Total from investment operations	7.14	(14.65)	13.92	(1.91)	7.92
Net equalization credits and charges (b)	0.05	0.02	(0.04)	0.00(d)	0.06
Contribution from affiliate (Note 4)	0.00(d)	0.00(d)	—	—	—
Other capital (b)	0.01	0.01	0.04	0.04	0.03
Distributions to shareholders from:
Net investment income	(5.90)	(4.70)	(5.12)	(5.83)	(6.08)
Net asset value, end of period	$ 91.81	$ 90.51	$ 109.83	$ 101.03	$ 108.73
Total return (e)	8.18%(f)	(13.82)%(g)	13.99%	(1.81)%	7.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,710,807	$6,143,001	$9,738,733	$10,555,187	$9,402,239
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.39%	3.99%	4.26%	5.13%	5.72%
Portfolio turnover rate (h)	28%	35%	48%	50%	44%
(a)	On May 6, 2019, the SPDR Bloomberg High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 8.18%.
(g)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
234

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 24.10	$ 27.53	$ 25.16	$ 27.21	$ 27.33
Income (loss) from investment operations:
Net investment income (loss) (a)	1.65	1.01	1.14	1.37	1.54
Net realized and unrealized gain (loss) (b)	0.55	(3.26)	2.53	(1.93)	(0.11)
Total from investment operations	2.20	(2.25)	3.67	(0.56)	1.43
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	(0.01)	(0.01)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.01	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.65)	(1.18)	(1.30)	(1.48)	(1.54)
Net asset value, end of period	$ 24.64	$ 24.10	$ 27.53	$ 25.16	$ 27.21
Total return (d)	9.37%	(8.54)%	14.79%	(2.10)%	5.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,757,362	$3,407,064	$5,057,540	$3,037,341	$3,038,813
Ratios to average net assets:
Total expenses	0.41%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.72%	3.79%	4.26%	5.27%	5.67%
Portfolio turnover rate (e)	65%	59%	74%	90%	65%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
235

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Year Ended 6/30/23	For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$ 98.54	$ 100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	4.52	0.93
Net realized and unrealized gain (loss) (b)	(2.04)	(2.78)
Total from investment operations	2.48	(1.85)
Net equalization credits and charges (a)	(0.18)	0.00(c)
Distributions to shareholders from:
Net investment income	(5.48)	(0.21)
Net asset value, end of period	$ 95.36	$ 98.54
Total return (d)	2.47%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,609	$103,464
Ratios to average net assets:
Total expenses	0.10%	0.09%(e)
Net expenses	0.08%	0.07%(e)
Net investment income (loss)	4.70%	4.18%(e)
Portfolio turnover rate (f)	89%	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
236

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of eighty-three (83) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
The SPDR MarketAxess Investment Grade 400 Corporate Bond ETF was formed on May 11, 2022 and commenced on operations on May 12, 2022.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based
237

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
238

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
239

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20
SPDR Bloomberg Convertible Securities ETF	0.40
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the SPDR MarketAxess Investment Grade 400 Corporate ETF until October 31, 2023, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual  fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2023. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Fund’s Board of Trustees. For the year ended June 30, 2023, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $12,317.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund's investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
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Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement  dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2023 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2023 State Street made contributions of $56,947 and $8,782 to the SPDR Bloomberg High Yield Bond ETF related to separate accounting matters.
During the fiscal year ended June 30, 2023 State Street made a contribution of $56,091 to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF related to an accounting matter.
During the fiscal year ended June 30, 2022, State Street agreed to make a contribution of $222,935 to the SPDR Bloomberg High Yield Bond ETF related to an accounting matter. During the fiscal year ended June 30, 2023 State Street made a contribution $239,052 to the SPDR Bloomberg High Yield Bond ETF related to this accounting matter. The incremental amount is included as a contribution in the current period.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2023, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$215,718,972	$273,663,294	$ —	$ —
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	37,966,516	10,376,551
SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	861,761,971	777,141,592
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June 30, 2023

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	$ —	$ —	$1,221,809,376	$ 173,900,469
SPDR Nuveen Bloomberg Municipal Bond ETF	—	—	2,407,174,811	614,912,016
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	—	1,434,424,213	795,442,601
SPDR Bloomberg Convertible Securities ETF	—	—	304,909,161	410,361,603
SPDR Bloomberg High Yield Bond ETF	30,214,063	27,455,924	3,327,193,345	2,211,492,033
SPDR Bloomberg Short Term High Yield Bond ETF	—	—	2,237,476,043	2,293,791,357
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	54,336,722	55,815,944
For the year ended June 30, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 444,576,409	$ 458,488,945	$(35,177,421)
SPDR Bloomberg 1-3 Month T-Bill ETF	—	—	(1,675,489)
SPDR Bloomberg 3-12 Month T-Bill ETF	2,375,306,956	108,860,749	14,801
SPDR Bloomberg Emerging Markets USD Bond ETF	74,274,236	52,268,463	(8,801,935)
SPDR Bloomberg Investment Grade Floating Rate ETF	524,621,455	1,313,776,762	(3,118,771)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	94,011,175	771,756,860	(38,780,619)
SPDR Nuveen Bloomberg Municipal Bond ETF	60,793,863	1,398,503,425	(56,696,533)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	1,088,433,394	(29,183,560)
SPDR Bloomberg Convertible Securities ETF	2,544,048,962	2,142,719,936	9,802,224
SPDR Bloomberg High Yield Bond ETF	31,422,678,037	30,199,540,379	(5,802,473)
SPDR Bloomberg Short Term High Yield Bond ETF	9,270,447,677	8,978,275,306	(9,058,033)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	4,755,571	76,452,916	(1,341,778)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and
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June 30, 2023

does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, TIPS adjustments, amortization and accretion of premium and discount for financial statement purposes, defaulted bonds, contingent payment debt instruments, and deemed dividends on convertible debt. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 64,823,871	$ —	$—	$ 64,823,871
SPDR Bloomberg 1-3 Month T-Bill ETF	828,585,089	—	—	828,585,089
SPDR Bloomberg 3-12 Month T-Bill ETF	35,264,824	—	—	35,264,824
SPDR Bloomberg Emerging Markets USD Bond ETF	6,889,316	—	—	6,889,316
SPDR Bloomberg Investment Grade Floating Rate ETF	114,319,277	—	—	114,319,277
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	865,723	75,459,514	—	76,325,237
SPDR Nuveen Bloomberg Municipal Bond ETF	1,290,363	76,148,740	—	77,439,103
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	782,299	37,660,629	—	38,442,928
SPDR Bloomberg Convertible Securities ETF	92,217,183	—	—	92,217,183
SPDR Bloomberg High Yield Bond ETF	514,928,503	—	—	514,928,503
SPDR Bloomberg Short Term High Yield Bond ETF	236,049,073	—	—	236,049,073
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	3,317,276	—	—	3,317,276
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 70,050,311	$ —	$ —	$ 70,050,311
SPDR Bloomberg 1-3 Month T-Bill ETF	6,491,818	—	—	6,491,818
SPDR Bloomberg 3-12 Month T-Bill ETF	52,842	—	—	52,842
SPDR Bloomberg Emerging Markets USD Bond ETF	7,364,788	—	—	7,364,788
SPDR Bloomberg Investment Grade Floating Rate ETF	12,349,424	—	—	12,349,424
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	687,208	55,638,216	—	56,325,424
SPDR Nuveen Bloomberg Municipal Bond ETF	295,965	67,981,602	—	68,277,567
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	67,248	31,785,273	5,507,699	37,360,220
SPDR Bloomberg Convertible Securities ETF	122,836,060	—	—	122,836,060
SPDR Bloomberg High Yield Bond ETF	374,184,627	—	—	374,184,627
SPDR Bloomberg Short Term High Yield Bond ETF	188,395,246	—	—	188,395,246
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	224,294	—	—	224,294
At June 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 873,545	$ —	$ (18,341,207)	$—	$(126,910,585)	$ (144,378,247)
SPDR Bloomberg 1-3 Month T-Bill ETF	115,101,385	—	(20,251,977)	—	6,871,898	101,721,306
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg 3-12 Month T-Bill ETF	$ 5,147,584	$ —	$ (1,939,262)	$—	$ (1,596,668)	$ 1,611,654
SPDR Bloomberg Emerging Markets USD Bond ETF	828,041	—	(14,142,059)	—	(20,054,006)	(33,368,024)
SPDR Bloomberg Investment Grade Floating Rate ETF	10,787,947	—	(13,307,282)	—	(5,450,320)	(7,969,655)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	10,562,978	(34,723,023)	—	(161,582,351)	(185,742,396)
SPDR Nuveen Bloomberg Municipal Bond ETF	—	2,135,740	(16,084,500)	—	(150,729,213)	(164,677,973)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	1,341,929	(16,796,091)	—	(150,267,324)	(165,721,486)
SPDR Bloomberg Convertible Securities ETF	13,305,685	—	(198,402,733)	—	(622,936,977)	(808,034,025)
SPDR Bloomberg High Yield Bond ETF	12,452,073	—	(1,901,872,509)	—	(670,822,310)	(2,560,242,746)
SPDR Bloomberg Short Term High Yield Bond ETF	19,822,568	—	(875,402,667)	—	(122,496,758)	(978,076,857)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	(994,308)	—	(848,450)	(1,842,758)
As of June 30, 2023, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg 1-10 Year TIPS ETF	$ 5,330,468	$ 13,010,739
SPDR Bloomberg 1-3 Month T-Bill ETF	20,251,977	—
SPDR Bloomberg 3-12 Month T-Bill ETF	1,939,262	—
SPDR Bloomberg Emerging Markets USD Bond ETF	8,380,697	5,761,362
SPDR Bloomberg Investment Grade Floating Rate ETF	7,620,505	5,686,777
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	18,475,120	16,247,903
SPDR Nuveen Bloomberg Municipal Bond ETF	1,458,858	14,625,642
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	341,164	16,454,927
SPDR Bloomberg Convertible Securities ETF	21,037,961	177,364,772
SPDR Bloomberg High Yield Bond ETF	515,697,535	1,386,174,974
SPDR Bloomberg Short Term High Yield Bond ETF	339,422,165	535,980,502
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	929,962	64,346
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 1,503,506,248	$ —	$126,910,585	$(126,910,585)
SPDR Bloomberg 1-3 Month T-Bill ETF	29,035,702,896	6,871,898	—	6,871,898
SPDR Bloomberg 3-12 Month T-Bill ETF	2,343,156,488	216,756	1,813,424	(1,596,668)
SPDR Bloomberg Emerging Markets USD Bond ETF	221,821,907	269,415	20,323,421	(20,054,006)
SPDR Bloomberg Investment Grade Floating Rate ETF	2,506,588,279	2,009,589	7,459,909	(5,450,320)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,114,336,445	15,375,850	176,958,200	(161,582,350)
SPDR Nuveen Bloomberg Municipal Bond ETF	4,038,390,742	22,247,156	172,976,369	(150,729,213)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	4,283,335,153	1,885,978	152,153,303	(150,267,325)
SPDR Bloomberg Convertible Securities ETF	5,232,467,212	158,434,644	781,371,620	(622,936,976)
SPDR Bloomberg High Yield Bond ETF	9,899,547,678	9,654,253	680,476,563	(670,822,310)
SPDR Bloomberg Short Term High Yield Bond ETF	4,148,512,502	9,147,189	131,642,057	(122,494,868)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	30,456,471	67,787	916,236	(848,449)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.
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June 30, 2023

The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg 1-10 Year TIPS ETF	$ 27,011,841	$ 27,417,796	$ -	$ 27,417,796
SPDR Bloomberg 1-3 Month T-Bill ETF	945,814,380	863,662,500	101,250,000	964,912,500
SPDR Bloomberg Emerging Markets USD Bond ETF	2,368,425	2,433,087	-	2,433,087
SPDR Bloomberg Investment Grade Floating Rate ETF	29,585,003	14,692,000	15,521,318	30,213,318
SPDR Bloomberg Convertible Securities ETF	226,069,157	183,073,093	46,996,108	230,069,201
SPDR Bloomberg High Yield Bond ETF	747,585,671	709,501,256	51,453,998	760,955,254
SPDR Bloomberg Short Term High Yield Bond ETF	317,537,620	315,768,078	7,726,610	323,494,688
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	2,231,596	1,149,702	1,114,190	2,263,892
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg 1-10 Year TIPS ETF	U.S. Treasury Obligations	$ 27,417,796	$—	$—	$—	$ 27,417,796	$ 27,417,796
SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	863,662,500	—	—	—	863,662,500	863,662,500
SPDR Bloomberg Emerging Markets USD Bond ETF	Corporate Bonds & Notes	2,433,087	—	—	—	2,433,087	2,433,087
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	14,692,000	—	—	—	14,692,000	14,692,000
SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	23,683,903	—	—	—	23,683,903	23,683,903
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	159,358,215	—	—	—	159,358,215	159,358,215
SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	30,975	—	—	—	30,975	30,975
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		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg High Yield Bond ETF	Common Stocks	$ 3,611	$—	$—	$—	$ 3,611	$ 3,611
SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	709,497,645	—	—	—	709,497,645	709,497,645
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	315,762,227	—	—	—	315,762,227	315,762,227
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
SPDR Marketaxess Investment Grade 400 Corporate Bond ETF	Corporate Bonds & Notes	1,149,702	—	—	—	1,149,702	1,149,702
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2023:
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2023.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
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Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Stock Split
The Board authorized a 2-for-1 stock split for the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund.
The financial statements and financial highlights of the aforementioned Fund have been adjusted to reflect the stock splits.
13.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
247

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg 1-10 Year TIPS ETF, SPDR Bloomberg 1-3 Month T-Bill ETF, SPDR Bloomberg 3-12 Month T-Bill ETF, SPDR Bloomberg Emerging Markets USD Bond ETF, SPDR Bloomberg Investment Grade Floating Rate ETF, SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF, SPDR Nuveen Bloomberg Short Term Municipal Bond ETF, SPDR Bloomberg Convertible Securities ETF, SPDR Bloomberg High Yield Bond ETF, SPDR Bloomberg Short Term High Yield Bond ETF and SPDR MarketAxess Investment Grade 400 Corporate Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg 1-10 Year TIPS ETF, SPDR Bloomberg 1-3 Month T-Bill ETF, SPDR Bloomberg 3-12 Month T-Bill ETF, SPDR Bloomberg Emerging Markets USD Bond ETF, SPDR Bloomberg Investment Grade Floating Rate ETF, SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF, SPDR Nuveen Bloomberg Short Term Municipal Bond ETF, SPDR Bloomberg Convertible Securities ETF, SPDR Bloomberg High Yield Bond ETF, SPDR Bloomberg Short Term High Yield Bond ETF and SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (collectively referred to as the “Funds”) (twelve of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the funds constituting SPDR® Series Trust) at June 30, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
248

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg 1-10 Year TIPS ETF (formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)

SPDR Bloomberg 1-3 Month T-Bill (formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)

SPDR Bloomberg Investment Grade Floating Rate ETF (formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)

SPDR Nuveen Bloomberg Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)

SPDR Bloomberg Convertible Securities ETF (formerly, SPDR Bloomberg Barclays Convertible Securities ETF)

SPDR Bloomberg High Yield Bond ETF (formerly, SPDR Bloomberg Barclays High Yield Bond ETF)

SPDR Bloomberg Short Term High Yield Bond ETF (formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
	For the year ended June 30, 2023	For each of the two years in the period ended June 30, 2023	For each of the five years in the period ended June 30, 2023
SPDR Bloomberg 3-12 Month T-Bill ETF (formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)	For the year ended June 30, 2023	For each of the two years ended June 30, 2023	For each of the two years in the period ended June 30, 2023 and the period from September 23, 2020 (commencement of operations) through June 30, 2021
SPDR Bloomberg Emerging Markets USD Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)	For the year ended June 30, 2023	For each of the two years in the period ended June 30, 2023	For each of the two years in the period ended June 30, 2023 and the period from April 7, 2021 (commencement of operations) through June 30, 2021
249

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	For the year ended June 30, 2023	For the year ended June 30, 2023 and the period from May 12, 2022 (commencement of operations) through June 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s manageme nt. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 25, 2023
250

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%	$1,015.60	$0.75	$1,024.10	$0.75
SPDR Bloomberg 1-3 Month T-Bill ETF	0.14	1,022.50	0.70	1,024.10	0.70
SPDR Bloomberg 3-12 Month T-Bill ETF	0.14	1,021.50	0.70	1,024.10	0.70
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23	1,032.50	1.16	1,023.70	1.15
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15	1,033.10	0.76	1,024.10	0.75
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35	1,038.50	1.77	1,023.10	1.76
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23	1,021.30	1.15	1,023.70	1.15
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20	1,004.40	0.99	1,023.80	1.00
SPDR Bloomberg Convertible Securities ETF	0.40	1,094.50	2.08	1,022.80	2.01
SPDR Bloomberg High Yield Bond ETF	0.40	1,051.50	2.03	1,022.80	2.01
SPDR Bloomberg Short Term High Yield Bond ETF	0.40	1,049.40	2.03	1,022.80	2.01
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.07	1,041.10	0.35	1,024.40	0.35

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
251

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
252

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2023.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
 Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2023 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	98.93%
SPDR Nuveen Bloomberg Municipal Bond ETF	98.33%
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	97.97%
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
253

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2023, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes with respect to each SPDR ETF. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
254

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
Approval of Nuveen Asset Management, LLC Sub-Advisory Agreement
At meetings held prior to June 30, 2023, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management, LLC (“Nuveen”), with respect to the following series of the Trust: SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF, each of which is sub-advised by Nuveen (the “Nuveen Funds”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested, and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Nuveen Funds under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Nuveen Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Nuveen Funds.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of the Nuveen Funds. The Board also considered the unitary fee paid to the Adviser by each Nuveen Fund and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately,
255

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen Funds. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen Fund, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen Funds were appropriate; (b) the performance and, more importantly for those Nuveen Funds measured against an index, the index tracking, of each Nuveen Fund had been satisfactory; (c) Nuveen’s fees for each Nuveen Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen Fund by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
256

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	121	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	121	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	121	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	121	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Bond & Investment Grade
Debt Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund;
Guggenheim Energy
					& Income Fund; Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
257

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term: Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 - June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 - March 2020).	121	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term: Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 - 2021).	121	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	President, Winnisquam Capital LLC (December 2022 - present); Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	132	Investment Managers Series Trust (December 2022 - present); The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I PLC
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II PLC
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term: Unlimited Served: Since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 - Present); Managing Director, State Street Global Advisors (June 2015 - March 2018).	121	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.
* Mr. Ross is an Interested Trustee because of his ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

258

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management Inc. One Iron Street Botson,MA 02210 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Unlimited Served: since May 2023 (with respect to President and Principal Executive Officer); Term: Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Direct Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer and Principal Financial Officer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Secretary	Term: Unlimited Served: since May 2023	Assistant Vice President, State Street Global Advisors (July 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
259

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 1973	Chief Compliance Officer;Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served:since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management,Inc. (June 2013 - present).*
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
260

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[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has each been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow
Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2023 State Street Corporation - All Rights Reserved
SPDRSTFIAR

Annual Report
June 30, 2023
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg U.S. Aggregate Bond Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable.
The Bloomberg U.S. Intermediate Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The index is a component of the Bloomberg U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the index.
The Bloomberg U.S. Long Term Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The index is a component of the Bloomberg U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the index.
The Bloomberg Long U.S. Treasury Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," and coupon issues that have been stripped from bonds included in the index.
The Bloomberg U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds.
The Bloomberg 1-3 Year U.S. Treasury Index is designed to measure the performance of short term (1-3 years) public obligations of the U.S. Treasury. The index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," floating rate bonds and coupon issues that have been stripped from bonds included in the index. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
See accompanying notes to financial statements.

Notes to Performance Summaries (Unaudited)  (continued)
The Bloomberg U.S. Government Inflation-Linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The Bloomberg 3-10 Year U.S. Treasury Index is designed to measure the performance of intermediate term (3-10 years) public obligations of the U.S. Treasury. The index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 10 years, are rated investment grade and have $300 million or more of outstanding face value.
The ICE BofA US High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as "junk") corporate debt publicly issued in the U.S. domestic market. The index includes securities rated below investment grade (based on an average of Moody's Investors Service, Inc., Fitch, Inc., and Standard & Poor's Financial Services, LLC) with at least 18 months remaining to final maturity at the time of issuance and at least one year remaining term to final maturity as of the index's rebalancing date. In addition, individual securities of qualifying issuers must have a fixed coupon schedule and a minimum amount outstanding of $250 million.
The Bloomberg U.S. Corporate Bond Index is designed to measure the performance of the investment grade corporate bond market. The index includes publicly issued, investment grade, fixed-rate, taxable, U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. industrial, utility, and financial institutions. Bonds included in the index must have $300 million or more of par amount outstanding and a remaining maturity of at least 1 year. The index considers investment grade securities to be rated Baa3/BBB- or higher, using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC.
The Bloomberg U.S. MBS Index measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).
See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –1.01%, and the Index was –0.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of the Fund's performance during the Reporting Period. Overall, markets were volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the U.S. Federal Reserve (“Fed”) was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the entirety of the yield curve, with yields on ten year Treasuries climbing as high as 4.24%, before ending the period at 3.83%, 82 bps higher than the start of the Reporting Period. Treasury yields dipped in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. On the credit side, spreads peaked at 165bps in October, but tightened during the remainder of the period amid improving investor sentiment to end June at 123bps. Lastly, rates on 30-year fixed mortgages reached 23 year highs at 7.35%, leading to a widening of mortgage spreads, which ended the Reporting Period at 53 bps, 9bps higher than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Aggregate Bond Index
ONE YEAR	(1.01)%	(0.92)%	(0.94)%	(1.01)%	(0.92)%	(0.94)%
FIVE YEARS	3.61%	3.70%	3.89%	0.71%	0.73%	0.77%
TEN YEARS	15.57%	15.48%	16.24%	1.46%	1.45%	1.52%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Aggregate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Notes 1.13% 8/31/2028	0.8%
U.S. Treasury Bonds 4.63% 2/15/2040	0.7
U.S. Treasury Notes 3.75% 5/31/2030	0.6
U.S. Treasury Notes 1.88% 2/28/2029	0.6
U.S. Treasury Notes 3.50% 2/15/2033	0.5
TOTAL	3.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	40.6%
U.S. Government Agency Obligations	28.5
Corporate Bonds & Notes	25.0
Foreign Government Obligations	2.8
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.8
Asset-Backed Securities	0.4
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 1.63%, and the Index was 1.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of the Fund's performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (“Fed”) policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw intermediate term credit spreads tighten from a peak of 150bps in October to 99bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit: intermediate term credit spreads widened 53 bps in just one week. Once the threat of market contagion subsided, credit spreads tightened once more, ending the Reporting Period at 109 bps, 32 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Intermediate Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Intermediate Corporate Bond Index
ONE YEAR	1.63%	1.68%	1.85%	1.63%	1.68%	1.85%
FIVE YEARS	9.70%	9.75%	10.15%	1.87%	1.88%	1.95%
TEN YEARS	24.78%	24.81%	26.00%	2.24%	2.24%	2.34%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Morgan Stanley 5.25% 4/21/2034	0.4%
JPMorgan Chase & Co. 5.72% 9/14/2033	0.2
JPMorgan Chase & Co. 5.35% 6/1/2034	0.2
Bank of America Corp. 2.59% 4/29/2031	0.2
Citigroup, Inc. 4.41% 3/31/2031	0.2
TOTAL	1.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	98.3%
Foreign Government Obligations	0.2
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(4.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Total Investments
Financial	37.2%
Consumer, Non-cyclical	14.3
Industrial	7.3
Utilities	7.1
Communications	6.9
Technology	6.7
Consumer, Cyclical	6.6
Energy	5.9
Basic Materials	2.2
Short-Term Investments	5.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg U.S. Long Term Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 0.73%, and the Index was 0.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of the Fund's performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (“Fed”) policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw credit spreads tighten from a peak of 203bps in September to 143bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit, with spreads widening 26 bps in just one week. Once the threat of market contagion subsided, credit spreads tightened once more, ending the Reporting Period at 150 bps, 39 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Long Term Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Long Term Corporate Bond Index
ONE YEAR	0.73%	1.09%	0.98%	0.73%	1.09%	0.98%
FIVE YEARS	6.95%	7.63%	8.32%	1.35%	1.48%	1.61%
TEN YEARS	39.78%	39.75%	41.38%	3.41%	3.40%	3.52%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.5%
CVS Health Corp. 5.05% 3/25/2048	0.4
Pfizer Investment Enterprises Pte. Ltd. 5.11% 5/19/2043	0.3
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.3
Boeing Co. 5.81% 5/1/2050	0.3
TOTAL	1.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	98.3%
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Total Investments
Consumer, Non-cyclical	24.0%
Financial	14.6
Communications	13.4
Utilities	12.5
Energy	9.1
Industrial	8.4
Technology	8.3
Consumer, Cyclical	4.6
Basic Materials	3.3
Short-Term Investments	1.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Long U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –6.91%, and the Index was –6.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing hawkish the U.S. Federal Reserve (“Fed”) policy stemming from rising inflationary pressures, March’s banking crisis, and the debt ceiling limit were primary drivers of the Fund's performance during the Reporting Period. Long term Treasury markets remained volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the Fed was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the entirety of the yield curve, with yields on 30-year Treasuries climbing as high as 4.38%, before ending the period at 3.86%, 68 bps higher than the start of the Reporting Period. Long term yields dipped in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. Long term yields also experienced increased volatility (though to a lesser extent than shorter-term Treasuries) in the weeks approaching the debt ceiling limit as investors feared a U.S. default, though congress resolved the issue before the X-date by extending the limit out by about two years
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Long U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Long U.S. Treasury Index
ONE YEAR	(6.91)%	(6.91)%	(6.82)%	(6.91)%	(6.91)%	(6.82)%
FIVE YEARS	(4.57)%	(4.41)%	(4.31)%	(0.93)%	(0.90)%	(0.88)%
TEN YEARS	18.60%	18.66%	19.51%	1.72%	1.73%	1.80%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Bonds 3.63% 2/15/2053	3.8%
U.S. Treasury Bonds 3.00% 8/15/2052	3.4
U.S. Treasury Bonds 4.00% 11/15/2052	3.0
U.S. Treasury Bonds 3.38% 8/15/2042	2.8
U.S. Treasury Bonds 3.25% 5/15/2042	2.8
TOTAL	15.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	98.9%
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The Fund’s benchmark is the Bloomberg U.S. 1-3 Year Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 1.79%, and the Index was 1.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of the Fund's performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (“Fed”) policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw short term credit spreads tighten from a peak of 102bps in October to 61bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit: short term credit spreads widened 71 bps in just one week. Once the threat of market contagion subsided, credit spreads tightened once more, ending the Reporting Period at 72 bps, 11 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. 1-3 Year Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. 1-3 Year Corporate Bond Index
ONE YEAR	1.79%	1.82%	1.67%	1.79%	1.82%	1.67%
FIVE YEARS	8.63%	8.78%	8.72%	1.67%	1.70%	1.69%
TEN YEARS	16.21%	16.07%	17.56%	1.51%	1.50%	1.63%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
AbbVie, Inc. 3.80% 3/15/2025	0.4%
Credit Suisse AG 3.63% 9/9/2024	0.4
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/2025	0.4
Celanese U.S. Holdings LLC 6.05% 3/15/2025	0.4
Sprint LLC 7.63% 3/1/2026	0.4
TOTAL	2.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	98.5%
Foreign Government Obligations	0.2
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Net Assets
Financial	45.0%
Consumer, Non-cyclical	13.5
Consumer, Cyclical	7.8
Industrial	7.0
Technology	6.6
Energy	5.9
Communications	5.8
Utilities	5.3
Basic Materials	1.8
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the sort term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg 1-3 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 0.09%, and the Index was 0.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing hawkish the U.S. Federal Reserve (“Fed”) policy stemming from rising inflationary pressures, March’s banking crisis, and the debt ceiling limit were primary drivers of the Fund's performance during the Reporting Period. Short term Treasury markets remained volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the Fed was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the front end of the yield curve, with yields on two year Treasuries increasing by 1.94%. Short term yields dipped in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. Short term yields also experienced increased volatility in the weeks approaching the debt ceiling limit as investors feared a U.S. default, though congress resolved the issue before the X-date by extending the limit out by about two years.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-3 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg 1-3 Year U.S. Treasury Index
ONE YEAR	0.09%	0.09%	0.15%	0.09%	0.09%	0.15%
FIVE YEARS	4.52%	4.54%	4.73%	0.89%	0.89%	0.93%
TEN YEARS(1) (2)	8.01%	8.13%	8.72%	0.77%	0.78%	0.84%
(1)	Effective April 30, 2018 the Fund changed its benchmark index from the Bloomberg 1-5 Year U.S. Treasury Index to the Bloomberg 1-3 Year U.S. Treasury Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April, 30, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from November 30, 2011 through April 29, 2018 and the Bloomberg 1-3 Year U.S. Treasury Index from April 30, 2018 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Notes 4.38% 10/31/2024	3.2%
U.S. Treasury Notes 4.25% 5/31/2025	2.9
U.S. Treasury Notes 4.63% 2/28/2025	2.9
U.S. Treasury Notes 3.75% 4/15/2026	2.8
U.S. Treasury Notes 4.25% 10/15/2025	2.7
TOTAL	14.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	99.1%
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –1.42%, and the Index was –1.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing hawkish the U.S. Federal Reserve (“Fed”) policy stemming from rising inflationary pressures, March’s banking crisis, and the debt ceiling limit were primary drivers of the Fund's performance during the Reporting Period. Intermediate term Treasury markets remained volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the Fed was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the entirety of the yield curve, with yields on ten-year TIPS ending the Reporting Period at 1.62%, 95 bps higher than where they started. TIPS yields dipped in leading up to the December 2022 Federal Open Market Committee meeting as investors speculated that the Fed would start tapering rate hikes, and again in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. TIPS also experienced increased volatility (though to a lesser extent than shorter-term, nominal Treasuries) in the weeks approaching the debt ceiling limit as investors feared a U.S. default, though congress resolved the issue before the X-date by extending the limit out by about two years.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Government Inflation-Linked Bond Index
ONE YEAR	(1.42)%	(1.37)%	(1.33)%	(1.42)%	(1.37)%	(1.33)%
FIVE YEARS	12.38%	12.43%	12.99%	2.36%	2.37%	2.47%
TEN YEARS	21.92%	22.18%	23.59%	2.00%	2.02%	2.14%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Inflation-Indexed Notes 0.63% 1/15/2026	3.1%
U.S. Treasury Inflation-Indexed Notes 0.25% 1/15/2025	3.0
U.S. Treasury Inflation-Indexed Bonds 2.38% 1/15/2025	3.0
U.S. Treasury Inflation-Indexed Notes 0.13% 7/15/2024	3.0
U.S. Treasury Inflation-Indexed Notes 0.63% 7/15/2032	3.0
TOTAL	15.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	99.1%
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg 3-10 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –1.94%, and the Index was –1.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing hawkish the U.S. Federal Reserve (“Fed”) policy stemming from rising inflationary pressures, March’s banking crisis, and the debt ceiling limit were primary drivers of the Fund's performance during the Reporting Period. Intermediate term Treasury markets remained volatile during the Reporting Period as inflation hit a forty year high of 9.1% in June 2022. By this point, the Fed was already well on its journey to quell inflation, hiking an additional 3.5% throughout the Reporting Period. These interest rate hikes put upward pressure on the entirety of the yield curve, with yields on ten year Treasuries climbing as high as 4.24%, before ending the period at 3.83%, 82 bps higher than the start of the Reporting Period. Intermediate term yields dipped in March 2023 at the onset of the banking crisis as investors shifted to safe haven assets amid fears of broader market contagion. Intermediate term yields also experienced increased volatility (though to a lesser extent than shorter-term Treasuries) in the weeks approaching the debt ceiling limit as investors feared a U.S. default, though congress resolved the issue before the X-date by extending the limit out by about two years.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 3-10 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg 3-10 Year U.S. Treasury Index
ONE YEAR	(1.94)%	(1.92)%	(1.85)%	(1.94)%	(1.92)%	(1.85)%
FIVE YEARS	3.52%	3.58%	3.79%	0.69%	0.71%	0.75%
TEN YEARS(1) (2)	8.62%	8.71%	9.47%	0.83%	0.84%	0.91%
(1)	Effective April 30, 2018, the Fund changed its benchmark from the Bloomberg Intermediate U.S. Treasury Index to the Bloomberg 3-10 Year U.S. Treasury Index. The Fund's performance is based on the Fund's prior investments strategy to track a different benchmark index for periods prior to April 30, 2018.
(2)	Index returns represent the Fund's prior benchmark index from June 30, 2011 through April 29, 2018 and the Bloomberg 3-10 Year U.S. Treasury Index from April 30, 2018 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
U.S. Treasury Notes 3.88% 12/31/2027	2.8%
U.S. Treasury Notes 3.63% 5/31/2028	2.8
U.S. Treasury Notes 4.00% 2/29/2028	2.7
U.S. Treasury Notes 3.75% 5/31/2030	2.6
U.S. Treasury Notes 3.38% 5/15/2033	2.5
TOTAL	13.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
U.S. Treasury Obligations	99.1%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio High Yield Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the broad U.S. corporate high yield market. The Fund’s benchmark is the ICE BofA U.S. High Yield Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 8.96%, and the Index was 8.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as improving investor sentiment were the primary drivers of the Fund's performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (the "Fed") policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw high yield credit spreads tighten from a peak of 569bps in July to 385bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit: high yield spreads widened 105 bps in just one week. Once the threat of market contagion subsided, high yield spreads tightened once more, ending the Reporting Period at 390 bps, 179 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of  June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	ICE BofA US High Yield Index	Net Asset Value	Market Value	ICE BofA US High Yield Index
ONE YEAR	8.96%	8.97%	8.87%	8.96%	8.97%	8.87%
FIVE YEARS(1) (2)	19.68%	20.06%	18.44%	3.66%	3.72%	3.44%
TEN YEARS(1) (2)	47.66%	47.50%	48.28%	3.97%	3.96%	4.02%
(1)	Effective April 1, 2019, the Fund changed its benchmark from the ICE BofAML US Diversified Crossover Corporate Index to the ICE BofAML US High Yield Index . The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April 1, 2019.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2012 until April 1, 2019 and the ICE BofA US High Yield Index from April 1, 2019 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%.  Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/2026	0.3
Medline Borrower LP 3.88% 4/1/2029	0.3
Cloud Software Group, Inc. 6.50% 3/31/2029	0.3
DISH Network Corp. 11.75% 11/15/2027	0.3
TOTAL	1.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	97.8%
Common Stocks	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	8.9
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Total Investments
Consumer, Cyclical	21.9%
Communications	14.3
Consumer, Non-cyclical	13.3
Energy	10.6
Industrial	10.3
Financial	9.9
Basic Materials	4.6
Technology	3.9
Utilities	2.8
Diversified	0.1
Short-Term Investments	8.3
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. The Fund’s benchmark is the Bloomberg U.S. Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was 1.66%, and the Index was 1.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management Fees and expenses and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as March’s banking crisis were the primary drivers of the Fund's performance during the Reporting Period. The second half of 2022 was a continuation of the downward trend in credit markets we saw in earlier in the year and back in 2021, where investors were overwhelmingly risk adverse due to uncertainty around inflation and the path of the U.S. Federal Reserve (“Fed”) policy. Market sentiment turned more positive by the end of 2022 as the Fed started to taper their rate hikes, and we saw credit spreads tighten from a peak of 165bps in October to 115bps in February. However, markets were roiled once more in March due to the failure of multiple bank failures, leading to a rush into safe haven Treasuries and a sell-off of credit, with spreads widening 48 bps in just one week. Once the threat of market contagion subsided, credit spreads tightened once more, ending the Reporting Period at 123 bps, 35 bps tighter than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Corporate Bond Index
ONE YEAR	1.66%	1.92%	1.55%	1.66%	1.92%	1.55%
FIVE YEARS(1) (2)	9.76%	10.04%	8.94%	1.88%	1.93%	1.73%
TEN YEARS(1) (2)	28.00%	28.48%	28.42%	2.50%	2.54%	2.53%
(1)	Effective July 31, 2018, the Fund changed its benchmark from the Bloomberg Issuer Scored Corporate Index to the Bloomberg U.S. Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 31, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from inception through July 30, 2018 and the Bloomberg U.S. Corporate Bond Index from July 31, 2018 through June 30, 2023.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Goldman Sachs Group, Inc. 4.22% 5/1/2029	0.2%
AT&T, Inc. 4.30% 2/15/2030	0.2
Goldman Sachs Group, Inc. 3.75% 5/22/2025	0.2
Bank of America Corp. 3.82% 1/20/2028	0.2
AT&T, Inc. 4.35% 3/1/2029	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2023

% of Net Assets
Corporate Bonds & Notes	98.3%
Foreign Government Obligations	0.0 *
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2023

% of Total Investments
Financial	31.1%
Consumer, Non-cyclical	17.3
Communications	9.2
Utilities	8.7
Technology	7.3
Industrial	7.1
Energy	6.9
Consumer, Cyclical	5.6
Basic Materials	2.6
Short-Term Investments	4.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund’s benchmark is the Bloomberg U.S. MBS Index (the “Index”).
For the 12-month period ended June 30, 2023 (the “Reporting Period”), the total return for the Fund was –1.46%, and the Index was –1.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing inflationary pressures and rate hikes as well as rising mortgage rates were the primary drivers of the Fund's performance during the Reporting Period. The second half of 2022 saw a widening of mortgage spreads, which peaked at 88 bps in October as rates on a 30-year mortgage peaked at 7.35%, the highest level since 2000. Market sentiment turned more positive by the end of 2022 as the U.S. Federal Reserve (“Fed”) started to taper their rate hikes, and we saw spreads tighten to 36bps in February while mortgage rates also eased to 6.30%. Market volatility returned once more in March due to the failure of multiple regional U.S. banks as well as persistently strong economic data which led to multiple additional Fed rate hikes. In response, mortgage spreads widened, ending the Reporting Period at 53 bps, 9bps higher than at the start of the period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF
Performance Summary (Unaudited)
Performance as of June,30, 2023
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. MBS Index	Net Asset Value	Market Value	Bloomberg U.S. MBS Index
ONE YEAR	(1.46)%	(1.37)%	(1.52)%	(1.46)%	(1.37)%	(1.52)%
FIVE YEARS	(0.29)%	0.14%	0.13%	(0.06)%	0.03%	0.03%
TEN YEARS	10.33%	10.74%	11.94%	0.99%	1.03%	1.13%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05% (0.04% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2023.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2023

Description	% of Net Assets
Federal National Mortgage Association 4.50% 8/1/2052	1.0%
Federal Home Loan Mortgage Corp. 2.00% 11/1/2051	0.9
Federal Home Loan Mortgage Corp. 2.50% 9/1/2051	0.8
Federal Home Loan Mortgage Corp. 2.00% 2/1/2052	0.8
Federal National Mortgage Association 2.50% 1/1/2052	0.7
TOTAL	4.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of June 30, 2023

Description	% of Total Investments
Federal National Mortgage Association	48.0%
Federal Home Loan Mortgage Corp.	24.6
Government National Mortgage Association	21.6
TOTAL	94.2%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 150,000	$ 122,175
4.75%, 3/30/2030	100,000	96,984
5.38%, 6/15/2033	400,000	396,008
Omnicom Group, Inc.:
2.45%, 4/30/2030	286,000	239,960
4.20%, 6/1/2030	100,000	93,671
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	472,000	453,375
WPP Finance 2010 3.75%, 9/19/2024	168,000	162,960
		1,565,133
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,459,000	1,339,785
2.25%, 6/15/2026	240,000	218,122
2.70%, 2/1/2027	878,000	802,580
2.75%, 2/1/2026	303,000	282,260
2.85%, 10/30/2024	353,000	339,508
2.95%, 2/1/2030	995,000	865,710
3.10%, 5/1/2026	1,000	940
3.20%, 3/1/2029	134,000	120,201
3.25%, 2/1/2028 (b)	379,000	348,202
3.55%, 3/1/2038	203,000	158,827
3.63%, 2/1/2031	507,000	457,030
3.63%, 3/1/2048	970,000	689,447
3.75%, 2/1/2050	250,000	187,725
3.85%, 11/1/2048	232,000	171,244
4.88%, 5/1/2025	1,123,000	1,106,907
5.04%, 5/1/2027	455,000	449,818
5.15%, 5/1/2030 (b)	830,000	822,107
5.71%, 5/1/2040	827,000	824,618
5.81%, 5/1/2050	733,000	729,034
5.93%, 5/1/2060	1,336,000	1,322,520
General Dynamics Corp.:
2.13%, 8/15/2026	183,000	168,671
2.38%, 11/15/2024	135,000	129,462
3.25%, 4/1/2025	524,000	507,143
3.50%, 5/15/2025	554,000	538,721
3.63%, 4/1/2030	246,000	231,806
3.75%, 5/15/2028	357,000	342,117
4.25%, 4/1/2040	426,000	392,048
Hexcel Corp.:
4.20%, 2/15/2027	328,000	310,363
4.95%, 8/15/2025	123,000	120,357
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	560,500	444,275
2.90%, 12/15/2029	500,000	432,895
3.85%, 12/15/2026	358,000	341,385
4.40%, 6/15/2028	255,000	246,141
Security Description	Principal Amount	Value
6.15%, 12/15/2040	$ 168,000	$ 175,995
Lockheed Martin Corp.:
1.85%, 6/15/2030	691,000	576,405
3.55%, 1/15/2026	147,000	142,706
3.80%, 3/1/2045	449,500	378,762
4.07%, 12/15/2042	358,000	318,828
4.15%, 6/15/2053	580,000	510,336
4.30%, 6/15/2062	90,000	79,683
4.45%, 5/15/2028	180,000	177,615
4.70%, 5/15/2046 (b)	462,000	445,691
4.75%, 2/15/2034	500,000	498,635
4.95%, 10/15/2025	200,000	199,586
5.10%, 11/15/2027	100,000	101,779
5.20%, 2/15/2055	230,000	237,431
5.25%, 1/15/2033 (b)	250,000	259,183
5.70%, 11/15/2054	268,000	297,713
5.90%, 11/15/2063	445,000	506,437
Series B, 6.15%, 9/1/2036	400,000	443,412
Northrop Grumman Corp.:
3.20%, 2/1/2027 (b)	257,000	242,747
3.25%, 1/15/2028	634,000	592,936
3.85%, 4/15/2045	336,000	274,284
4.40%, 5/1/2030	435,000	424,138
4.75%, 6/1/2043	479,000	448,133
4.95%, 3/15/2053 (b)	450,000	438,903
5.25%, 5/1/2050	782,000	796,459
Raytheon Technologies Corp.:
1.90%, 9/1/2031	477,000	381,190
2.25%, 7/1/2030	860,000	726,476
2.38%, 3/15/2032	1,011,000	829,344
2.82%, 9/1/2051	456,000	306,218
3.03%, 3/15/2052	635,000	446,468
3.13%, 5/4/2027	175,000	163,788
3.13%, 7/1/2050	233,000	169,044
3.50%, 3/15/2027	237,000	225,401
3.75%, 11/1/2046	346,000	278,924
3.95%, 8/16/2025	682,000	668,183
4.13%, 11/16/2028	462,000	444,975
4.15%, 5/15/2045	385,000	328,247
4.45%, 11/16/2038	268,000	247,152
4.50%, 6/1/2042	1,069,000	984,741
4.63%, 11/16/2048	497,000	463,452
4.80%, 12/15/2043	280,000	260,834
5.15%, 2/27/2033	205,000	207,741
5.38%, 2/27/2053	375,000	389,434
		31,531,378
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	424,000	331,589
3.40%, 5/6/2030	328,000	289,135
3.40%, 2/4/2041	415,000	290,259
3.70%, 2/4/2051	300,000	201,252
3.88%, 9/16/2046 (b)	529,000	371,427
4.00%, 2/4/2061	150,000	103,404
4.25%, 8/9/2042	217,000	169,577

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.40%, 2/14/2026	$ 312,000	$ 305,495
4.45%, 5/6/2050	410,000	302,543
4.50%, 5/2/2043	298,000	237,387
4.80%, 2/14/2029	665,000	646,673
5.38%, 1/31/2044 (b)	504,000	473,891
5.80%, 2/14/2039 (b)	173,000	169,085
5.95%, 2/14/2049 (b)	986,000	932,204
6.20%, 2/14/2059	1,000	975
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	694,000	650,729
2.70%, 9/15/2051	582,000	391,267
2.90%, 3/1/2032 (b)	183,000	159,369
5.38%, 9/15/2035	150,000	155,796
BAT Capital Corp.:
2.26%, 3/25/2028	189,000	162,020
2.73%, 3/25/2031	270,000	214,993
3.22%, 8/15/2024	330,000	320,182
3.22%, 9/6/2026	207,000	192,665
3.46%, 9/6/2029	120,000	104,274
3.56%, 8/15/2027	1,020,000	939,073
3.73%, 9/25/2040	175,000	124,812
3.98%, 9/25/2050	241,000	162,473
4.39%, 8/15/2037	807,000	644,874
4.54%, 8/15/2047	874,000	644,916
4.70%, 4/2/2027	810,000	784,744
4.76%, 9/6/2049	244,000	184,203
5.28%, 4/2/2050	140,000	116,145
7.75%, 10/19/2032	315,000	346,481
BAT International Finance PLC:
1.67%, 3/25/2026	413,000	371,349
4.45%, 3/16/2028	200,000	188,586
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	110,000	101,266
3.25%, 8/15/2026	217,000	204,635
3.75%, 9/25/2027	149,000	140,826
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	566,000	505,076
1.75%, 11/1/2030	100,000	79,109
2.10%, 5/1/2030	220,000	182,107
2.75%, 2/25/2026	152,000	142,885
3.13%, 3/2/2028	158,300	145,725
3.25%, 11/10/2024	150,000	145,732
3.38%, 8/11/2025	574,000	552,837
3.38%, 8/15/2029	1,325,000	1,196,793
4.13%, 3/4/2043	400,000	326,636
4.25%, 11/10/2044	250,000	208,020
4.38%, 11/15/2041	395,000	337,603
4.50%, 3/20/2042	338,000	291,393
4.88%, 2/13/2026 (b)	250,000	248,210
4.88%, 11/15/2043	355,000	318,428
5.13%, 11/15/2024	405,000	403,287
5.13%, 11/17/2027	250,000	250,810
5.38%, 2/15/2033	1,000,000	998,210
Security Description	Principal Amount	Value
5.63%, 11/17/2029	$ 150,000	$ 152,838
5.75%, 11/17/2032	626,000	641,537
Reynolds American, Inc.:
4.45%, 6/12/2025	731,000	710,642
5.85%, 8/15/2045	1,065,000	948,627
6.15%, 9/15/2043	240,000	230,822
		21,147,901
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series A, Class A, 2.88%, 1/11/2036	267,627	222,486
Series AA, Class AA, 3.15%, 8/15/2033	10,216	8,869
Series AA, Class AA, 3.20%, 12/15/2029	295,528	265,499
Series AA, Class AA, 3.58%, 7/15/2029	33,044	30,508
Series 2015-2, Class AA, 3.60%, 3/22/2029	78,203	72,620
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	6,852	6,631
Southwest Airlines Co.:
3.00%, 11/15/2026	230,000	211,354
5.13%, 6/15/2027	623,000	618,346
5.25%, 5/4/2025	425,000	421,031
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	213,218	194,983
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	144,311	122,027
Series 2016-2, Class AA, 2.88%, 4/7/2030	184,407	162,879
Series AA, Class AA, 3.10%, 1/7/2030	282,495	254,695
Series AA, Class AA, 3.50%, 9/1/2031	246,587	222,572
Series A, Class A, 3.75%, 3/3/2028	61,543	57,716
Series A, Class A, 4.00%, 10/11/2027	126,969	119,692
Series AA, Class AA, 4.15%, 2/25/2033	20,414	18,695
Series A, Class A, 4.30%, 2/15/2027	119,105	114,682
Series 2020-1, Class B, 4.88%, 7/15/2027	175,360	168,168
Series 2023-1, 5.80%, 7/15/2037	320,000	326,048

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 20-1, Class A, 5.88%, 4/15/2029	$ 209,137	$ 207,623
		3,827,124
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	540,000	501,757
2.85%, 3/27/2030	561,000	507,150
3.25%, 3/27/2040	289,000	237,494
3.63%, 5/1/2043	332,000	279,352
3.88%, 11/1/2045	742,000	648,953
PVH Corp. 4.63%, 7/10/2025	383,000	370,051
Ralph Lauren Corp.:
2.95%, 6/15/2030	100,000	88,215
3.75%, 9/15/2025	161,000	155,429
Tapestry, Inc.:
3.05%, 3/15/2032	200,000	159,788
4.13%, 7/15/2027	100,000	93,964
VF Corp.:
2.40%, 4/23/2025	356,000	333,821
2.95%, 4/23/2030 (b)	450,000	370,319
		3,746,293
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/8/2025	695,000	640,012
Series MTN, 1.30%, 9/9/2026	158,000	140,708
Series MTN, 1.80%, 1/13/2031 (b)	270,000	219,043
Series MTN, 2.00%, 3/24/2028	115,000	100,932
Series MTN, 2.15%, 9/10/2024	479,000	460,329
Series MTN, 2.25%, 1/12/2029	200,000	173,894
Series MTN, 2.35%, 1/8/2027 (b)	335,000	307,362
Series GMTN, 3.50%, 2/15/2028	334,000	314,661
4.60%, 4/17/2030	750,000	733,372
4.70%, 1/12/2028	175,000	173,556
4.75%, 1/12/2026 (b)	198,000	197,087
Cummins, Inc.:
1.50%, 9/1/2030	195,000	157,934
2.60%, 9/1/2050	506,000	326,355
General Motors Co.:
4.20%, 10/1/2027	208,000	197,203
5.00%, 10/1/2028 (b)	377,400	366,916
5.00%, 4/1/2035	100,000	90,683
5.15%, 4/1/2038	24,000	21,415
5.20%, 4/1/2045	275,000	234,484
5.40%, 10/15/2029 (b)	335,000	326,595
5.40%, 4/1/2048 (b)	545,000	470,122
Security Description	Principal Amount	Value
5.60%, 10/15/2032 (b)	$ 469,000	$ 454,681
5.95%, 4/1/2049 (b)	1,020,000	952,486
6.13%, 10/1/2025	651,000	655,245
6.25%, 10/2/2043	839,000	821,733
6.75%, 4/1/2046	432,000	436,605
6.80%, 10/1/2027	412,000	427,916
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	300,000	282,174
1.25%, 1/8/2026	494,000	441,305
1.50%, 6/10/2026	177,000	156,523
2.35%, 2/26/2027	257,000	229,265
2.35%, 1/8/2031	234,000	183,678
2.40%, 4/10/2028	195,000	168,156
2.70%, 8/20/2027	150,000	132,845
2.70%, 6/10/2031	191,000	152,277
2.75%, 6/20/2025	322,000	303,356
3.10%, 1/12/2032	238,000	192,509
3.50%, 11/7/2024	423,000	409,155
3.60%, 6/21/2030	581,000	503,140
4.00%, 1/15/2025	446,000	432,152
4.00%, 10/6/2026	178,000	168,886
4.30%, 7/13/2025	611,000	592,731
4.35%, 4/9/2025	353,000	343,847
4.35%, 1/17/2027	245,000	234,975
5.00%, 4/9/2027	318,000	309,640
5.25%, 3/1/2026	497,000	489,267
5.85%, 4/6/2030	295,000	292,436
6.00%, 1/9/2028	230,000	232,151
6.05%, 10/10/2025 (b)	250,000	250,700
6.40%, 1/9/2033 (b)	200,000	203,284
Honda Motor Co. Ltd.:
2.27%, 3/10/2025	200,000	190,534
2.53%, 3/10/2027 (b)	250,000	230,183
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (b)	244,000	303,190
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	222,000	199,742
Series MTN, 1.80%, 2/6/2025	175,000	165,485
4.60%, 1/10/2028	450,000	451,282
Toyota Motor Corp. 1.34%, 3/25/2026	344,000	312,036
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	495,000	467,711
Series MTN, 0.80%, 10/16/2025	235,000	212,818
Series MTN, 0.80%, 1/9/2026	172,000	154,699
Series MTN, 1.13%, 6/18/2026	175,000	156,433
Series MTN, 1.80%, 2/13/2025	674,000	637,981
1.90%, 9/12/2031	375,000	302,471

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 1.90%, 4/6/2028 (b)	$ 423,000	$ 371,737
Series MTN, 3.00%, 4/1/2025	345,000	332,418
3.05%, 3/22/2027	530,000	496,679
Series MTN, 3.38%, 4/1/2030	280,000	257,737
3.65%, 8/18/2025	345,000	334,101
3.65%, 1/8/2029	138,000	129,862
4.40%, 9/20/2024	725,000	716,133
4.45%, 5/18/2026	500,000	492,545
4.55%, 9/20/2027	349,000	344,386
4.70%, 1/12/2033	175,000	173,269
4.80%, 1/10/2025	657,000	652,427
5.40%, 11/10/2025	150,000	151,052
5.45%, 11/10/2027	322,000	328,759
		24,671,451
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	320,000	200,960
Aptiv PLC/Aptiv Corp.:
3.25%, 3/1/2032	625,000	534,756
4.15%, 5/1/2052	255,000	194,361
BorgWarner, Inc. 2.65%, 7/1/2027	197,000	179,386
Lear Corp.:
3.50%, 5/30/2030	157,000	138,143
3.80%, 9/15/2027 (b)	300,000	280,050
5.25%, 5/15/2049	150,000	131,243
Magna International, Inc. 5.50%, 3/21/2033 (b)	500,000	509,110
		2,168,009
BANKS — 5.5%
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	400,000	360,228
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	173,000	170,535
1 year CMT + 2.70%, 6.14%, 9/14/2028 (c)	125,000	125,699
Banco Santander SA:
1.85%, 3/25/2026	570,000	510,047
2.75%, 5/28/2025	532,000	499,713
2.75%, 12/3/2030	400,000	312,452
2.96%, 3/25/2031	200,000	165,296
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	455,000	360,041
3.31%, 6/27/2029	493,500	439,511
3.49%, 5/28/2030	345,000	300,364
3.80%, 2/23/2028	375,000	344,719
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	395,000	370,170
4.38%, 4/12/2028	200,000	188,484
5.15%, 8/18/2025	600,000	590,196
5.18%, 11/19/2025	535,000	519,667
Security Description	Principal Amount	Value
5.29%, 8/18/2027	$ 700,000	$ 686,546
Bank of America Corp.:
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	441,000	414,346
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	814,000	745,795
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	530,000	496,112
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	967,000	870,445
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,501,000	1,339,357
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	284,400	226,402
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	509,300	403,345
Series MTN, 3 Month SOFR + 0.90%, 2.02%, 2/13/2026 (c)	810,000	758,646
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,228,000	981,688
Series MTN, 3 Month SOFR + 1.13%, 2.46%, 10/22/2025 (c)	734,000	700,816
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,443,250	1,102,181
Series MTN, 3 Month SOFR + 1.25%, 2.50%, 2/13/2031 (c)	1,189,000	995,134
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	500,000	451,325
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	930,000	756,955
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	866,000	727,769
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	215,000	178,037
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,266,000	889,289
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,103,000	913,824
Series MTN, 3 Month SOFR + 1.45%, 2.88%, 10/22/2030 (c)	954,500	822,054
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	472,000	392,973
Series MTN, 3 Month SOFR + 1.35%, 3.09%, 10/1/2025 (c)	487,000	468,708
Series MTN, 3 Month SOFR + 1.44%, 3.19%, 7/23/2030 (c)	1,324,000	1,168,576

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 3.25%, 10/21/2027	$ 665,000	$ 619,541
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	392,000	298,743
3 Month SOFR + 1.07%, 3.37%, 1/23/2026 (c)	353,000	338,947
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	241,000	231,189
3 Month SOFR + 1.30%, 3.42%, 12/20/2028 (c)	1,506,000	1,384,556
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (c)	531,000	394,273
Series GMTN, 3.50%, 4/19/2026	698,000	670,185
Series MTN, 3 Month SOFR + 1.32%, 3.56%, 4/23/2027 (c)	697,400	661,554
Series GMTN, 3 Month SOFR + 1.63%, 3.59%, 7/21/2028 (c)	459,000	427,600
3 Month SOFR + 1.77%, 3.71%, 4/24/2028 (c)	646,000	606,090
Series MTN, 3 Month SOFR + 1.84%, 3.82%, 1/20/2028 (c)	873,000	826,626
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	636,000	543,214
3 Month SOFR + 1.45%, 3.95%, 1/23/2049 (c)	222,000	179,483
Series L, 3.95%, 4/21/2025	358,000	346,827
Series MTN, 3 Month SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,053,000	986,914
Series MTN, 3 Month SOFR + 1.47%, 3.97%, 2/7/2030 (c)	766,500	710,538
Series MTN, 4.00%, 1/22/2025	1,026,000	998,236
Series MTN, 3 Month SOFR + 1.58%, 4.08%, 4/23/2040 (b) (c)	453,000	388,466
Series MTN, 3 Month SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,687,000	1,395,976
Series L, 4.18%, 11/25/2027	925,000	879,037
Series MTN, 4.20%, 8/26/2024	1,227,000	1,204,166
3 Month SOFR + 2.08%, 4.24%, 4/24/2038 (c)	438,800	385,464
Series MTN, 4.25%, 10/22/2026	693,000	668,835
Series MTN, 3 Month SOFR + 1.57%, 4.27%, 7/23/2029 (c)	596,300	565,543
Series MTN, 3 Month SOFR + 1.78%, 4.33%, 3/15/2050 (c)	794,000	682,570
Security Description	Principal Amount	Value
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	$ 600,000	$ 576,882
Series MTN, 3 Month SOFR + 2.25%, 4.44%, 1/20/2048 (c)	715,000	631,245
Series MTN, 4.45%, 3/3/2026	320,000	311,328
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,297,000	1,218,778
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	607,000	596,335
SOFR + 2.04%, 4.95%, 7/22/2028 (c)	418,000	410,585
Series MTN, 5.00%, 1/21/2044	315,000	303,342
SOFR + 2.16%, 5.02%, 7/22/2033 (c)	1,600,000	1,561,808
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	850,000	840,089
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	600,000	593,568
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	600,000	594,498
Series MTN, 5.88%, 2/7/2042	500,000	533,010
6.11%, 1/29/2037	702,000	740,062
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	1,880,000	1,933,918
6.22%, 9/15/2026	172,000	175,265
7.75%, 5/14/2038	508,000	605,043
Bank of Montreal:
Series MTN, 0.63%, 7/9/2024	164,000	155,718
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	181,000	161,410
Series MTN, 1.25%, 9/15/2026	305,000	269,025
Series MTN, 1.50%, 1/10/2025	653,000	613,605
Series MTN, 1.85%, 5/1/2025	365,000	341,144
2.65%, 3/8/2027	226,000	206,941
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	130,000	101,778
3.70%, 6/7/2025	450,000	434,821
Series H, 4.25%, 9/14/2024	471,000	461,994
Series H, 4.70%, 9/14/2027	250,000	244,255
5.20%, 12/12/2024	305,000	302,502
5.20%, 2/1/2028 (b)	700,000	699,783
5.30%, 6/5/2026	500,000	498,810
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026	180,000	157,243

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 1.60%, 4/24/2025	$ 648,000	$ 607,461
Series J, 1.90%, 1/25/2029	113,000	94,430
Series MTN, 2.10%, 10/24/2024	1,350,000	1,291,248
Series MTN, 2.80%, 5/4/2026	515,000	483,261
Series MTN, 3.25%, 9/11/2024	212,000	205,888
Series MTN, 3.25%, 5/16/2027	389,000	364,116
Series MTN, 3.30%, 8/23/2029 (b)	909,000	816,137
Series MTN, 3.40%, 1/29/2028	610,400	571,188
Series MTN, 3 Month SOFR + 1.33%, 3.44%, 2/7/2028 (c)	290,000	273,006
Series MTN, 3.85%, 4/28/2028	220,000	209,601
Series MTN, 3.95%, 11/18/2025	137,000	132,061
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	1,050,000	1,027,635
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	165,000	158,441
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	115,000	113,533
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	675,000	659,002
SOFR + 1.82%, 5.80%, 10/25/2028 (c)	180,000	183,361
SOFR + 2.07%, 5.83%, 10/25/2033 (c)	195,000	203,266
Bank of Nova Scotia:
0.65%, 7/31/2024	200,000	189,394
1.05%, 3/2/2026	200,000	178,066
1.30%, 6/11/2025 (b)	642,000	590,563
1.30%, 9/15/2026	829,000	729,702
1.35%, 6/24/2026	101,000	90,014
1.45%, 1/10/2025 (b)	150,000	140,643
1.95%, 2/2/2027 (b)	520,000	463,840
2.15%, 8/1/2031 (b)	397,000	316,838
2.20%, 2/3/2025 (b)	100,000	94,583
2.45%, 2/2/2032	100,000	81,502
2.70%, 8/3/2026	557,000	515,693
4.50%, 12/16/2025	356,000	343,419
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (c)	1,065,000	914,100
4.75%, 2/2/2026	100,000	98,472
4.85%, 2/1/2030 (b)	105,000	101,312
5.25%, 12/6/2024	500,000	496,025
Barclays PLC:
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	656,000	577,536
1 year CMT + 1.90%, 2.65%, 6/24/2031 (c)	454,000	364,140
Security Description	Principal Amount	Value
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	$ 100,000	$ 93,744
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	664,000	522,170
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	293,000	205,314
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b) (c)	635,500	502,223
3.65%, 3/16/2025	572,000	548,354
4.34%, 1/10/2028	186,000	175,173
4.38%, 9/11/2024	651,000	631,861
4.38%, 1/12/2026	380,000	364,891
4.84%, 5/9/2028	758,000	699,103
4.95%, 1/10/2047 (b)	420,000	370,873
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	409,800	387,732
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	367,000	333,669
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	464,000	454,404
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	1,050,000	1,036,140
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	620,000	617,861
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	200,000	199,962
1 year CMT + 3.05%, 7.33%, 11/2/2026 (c)	550,000	562,919
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	500,000	522,420
1 year CMT + 3.50%, 7.44%, 11/2/2033 (c)	577,000	624,274
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	350,000	340,889
BPCE SA Series MTN, 3.38%, 12/2/2026	322,000	300,651
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (b)	265,000	240,593
1.00%, 10/18/2024 (b)	544,000	512,366
1.25%, 6/22/2026	100,000	88,808
2.25%, 1/28/2025	152,000	144,146
3.30%, 4/7/2025	500,000	480,675
3.95%, 8/4/2025	540,000	522,299
5.00%, 4/28/2028	500,000	492,465
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	200,000	178,348
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	100,000	93,688
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	1,132,000	1,005,103

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	$ 513,000	$ 482,435
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	576,000	464,233
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	390,000	318,431
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,201,000	1,001,526
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	883,000	746,939
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	233,000	165,318
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	508,000	441,132
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,441,000	1,201,953
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	598,331
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,368,000	1,306,180
3.20%, 10/21/2026	1,333,000	1,247,915
3.30%, 4/27/2025	225,000	216,614
3.40%, 5/1/2026	628,000	597,347
3 Month SOFR + 1.41%, 3.52%, 10/27/2028 (c)	500,000	464,585
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,013,000	948,350
3.70%, 1/12/2026	860,000	824,783
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	405,000	357,676
3.88%, 3/26/2025	215,000	207,735
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (c)	672,000	636,492
3 Month SOFR + 1.60%, 3.98%, 3/20/2030 (c)	971,000	899,330
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (b) (c)	552,000	519,962
4.13%, 7/25/2028	607,000	571,934
3 Month SOFR + 2.10%, 4.28%, 4/24/2048 (b) (c)	600,000	515,478
4.30%, 11/20/2026	773,000	740,472
4.40%, 6/10/2025	711,000	691,000
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	502,000	472,267
4.45%, 9/29/2027	1,151,500	1,099,590
4.60%, 3/9/2026 (b)	1,152,000	1,114,825
4.65%, 7/30/2045	476,000	422,007
4.65%, 7/23/2048	846,000	766,671
4.75%, 5/18/2046	230,000	197,064
SOFR + 2.09%, 4.91%, 5/24/2033 (b) (c)	626,000	605,355
5.50%, 9/13/2025	493,000	490,215
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	499,815
5.88%, 1/30/2042	276,600	290,496
6.00%, 10/31/2033	536,000	551,410
Security Description	Principal Amount	Value
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	$ 530,000	$ 533,689
SOFR + 2.34%, 6.27%, 11/17/2033 (b) (c)	335,000	355,482
6.68%, 9/13/2043	301,000	324,662
8.13%, 7/15/2039	1,378,000	1,763,206
Citizens Bank NA:
Series BKNT, 2.25%, 4/28/2025	300,000	271,605
Series BKNT, 3.75%, 2/18/2026	216,000	197,366
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	250,000	227,133
SOFR + 1.45%, 6.06%, 10/24/2025 (c)	205,000	194,641
Citizens Financial Group, Inc.:
3.25%, 4/30/2030 (b)	173,000	142,363
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (c)	529,000	456,114
Comerica Bank Series BKNT, 2.50%, 7/23/2024 (b)	349,000	327,533
Comerica, Inc. 4.00%, 2/1/2029	100,000	83,880
Commonwealth Bank of Australia 5.08%, 1/10/2025	595,000	592,162
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	395,000	371,490
Series MTN, 3.38%, 5/21/2025	261,000	251,460
Series BKNT, 3.75%, 7/21/2026	467,000	436,397
3.88%, 8/22/2024	335,000	328,725
4.38%, 8/4/2025	277,000	267,427
5.00%, 1/13/2025 (b)	520,000	516,448
Series BKNT, 5.25%, 5/24/2041	423,000	441,049
5.75%, 12/1/2043	526,000	527,930
Credit Suisse AG:
Series MTN, 3.63%, 9/9/2024	1,247,000	1,203,155
4.75%, 8/9/2024	275,000	268,906
7.50%, 2/15/2028	560,000	595,011
7.95%, 1/9/2025	1,200,000	1,223,364
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	686,000	609,058
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	480,000	416,626
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	451,000	356,055
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	538,300	447,225
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	594,000	435,063
4.10%, 1/13/2026	350,000	326,347

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.16%, 5/13/2025	$ 225,000	$ 217,247
5 Year US ISDA + 2.55%, 4.88%, 12/1/2032 (c)	316,000	266,840
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	166,000	164,727
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	820,000	822,927
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	300,000	276,147
Discover Bank:
2.45%, 9/12/2024	470,000	445,207
Series BKNT, 2.70%, 2/6/2030	128,300	103,265
Series BKNT, 3.45%, 7/27/2026	223,000	205,053
Fifth Third Bancorp:
SOFR + 2.13%, 4.77%, 7/28/2030 (b) (c)	520,000	486,543
SOFR + 2.19%, 6.36%, 10/27/2028 (b) (c)	387,000	385,409
8.25%, 3/1/2038	355,000	406,979
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	518,000	477,814
Series BKNT, 3.95%, 7/28/2025	193,000	184,134
SOFR + 1.23%, 5.85%, 10/27/2025 (c)	300,000	292,821
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (b)	241,000	208,573
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (c)	305,000	287,109
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (b) (c)	351,000	323,608
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	560,000	500,164
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	448,000	400,575
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	724,000	636,722
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,139,000	1,012,343
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	817,000	642,971
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,332,000	1,065,400
2.60%, 2/7/2030	521,500	445,695
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	838,000	686,959
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	970,000	881,284
Security Description	Principal Amount	Value
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	$ 949,000	$ 773,017
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	115,000	81,116
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	643,000	543,277
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	400,000	295,496
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	458,000	347,869
3.50%, 1/23/2025	898,000	867,091
3.50%, 4/1/2025	608,000	583,631
3.50%, 11/16/2026	1,470,000	1,379,492
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	100,000	93,836
3 Month SOFR + 1.77%, 3.69%, 6/5/2028 (c)	521,000	489,693
3.75%, 5/22/2025	768,000	742,241
3.75%, 2/25/2026	741,000	711,293
3.80%, 3/15/2030 (b)	567,000	524,305
3 Month SOFR + 1.42%, 3.81%, 4/23/2029 (c)	750,000	696,945
3.85%, 1/26/2027	1,008,000	959,737
Series MTN, 3.85%, 7/8/2024	643,000	630,802
3 Month SOFR + 1.63%, 4.02%, 10/31/2038 (c)	574,000	485,891
3 Month SOFR + 1.56%, 4.22%, 5/1/2029 (c)	619,500	585,266
4.25%, 10/21/2025	749,000	722,066
3 Month SOFR + 1.69%, 4.41%, 4/23/2039 (c)	655,000	572,817
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	794,000	768,147
4.75%, 10/21/2045 (b)	450,000	410,242
Series MTN, 4.80%, 7/8/2044	561,000	515,004
5.15%, 5/22/2045	450,000	419,260
5.70%, 11/1/2024	1,273,000	1,271,460
5.95%, 1/15/2027	246,000	249,105
6.25%, 2/1/2041	539,000	578,940
6.45%, 5/1/2036	230,000	239,738
6.75%, 10/1/2037	1,760,000	1,892,370
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	905,000	798,825
SOFR + 1.54%, 1.65%, 4/18/2026 (b) (c)	375,000	346,264
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	452,301
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	515,000	476,921
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	560,000	468,563
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	319,000	283,036

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month SOFR + 1.40%, 2.63%, 11/7/2025 (c)	$ 502,000	$ 477,226
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,048,000	848,293
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	339,300	282,220
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	377,000	304,567
SOFR + 1.43%, 3.00%, 3/10/2026 (c)	225,000	213,622
3.90%, 5/25/2026	583,000	555,978
3 Month SOFR + 1.87%, 3.97%, 5/22/2030 (c)	842,000	755,771
3 Month SOFR + 1.81%, 4.04%, 3/13/2028 (c)	1,336,000	1,254,878
4.25%, 8/18/2025	332,000	318,956
3 Month SOFR + 1.61%, 4.29%, 9/12/2026 (c)	447,000	429,835
4.30%, 3/8/2026	395,000	382,004
4.38%, 11/23/2026	369,000	348,786
3 Month SOFR + 1.80%, 4.58%, 6/19/2029 (c)	1,197,000	1,126,616
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	460,000	441,963
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	415,000	374,807
4.95%, 3/31/2030	778,000	766,089
SOFR + 2.61%, 5.21%, 8/11/2028 (b) (c)	595,000	581,827
5.25%, 3/14/2044	379,000	341,233
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	448,000	437,266
SOFR + 1.97%, 6.16%, 3/9/2029 (b) (c)	300,000	302,802
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	1,000,000	1,024,580
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,100,000	1,139,281
6.50%, 5/2/2036	605,000	601,388
6.50%, 9/15/2037	215,000	224,626
SOFR + 2.98%, 6.55%, 6/20/2034 (b) (c)	750,000	746,985
6.80%, 6/1/2038	493,000	497,195
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	625,000	643,400
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	1,205,000	1,272,251
7.63%, 5/17/2032	100,000	105,222
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	305,000	338,248
Huntington Bancshares, Inc.:
2.63%, 8/6/2024 (b)	267,000	255,466
4.00%, 5/15/2025	175,000	167,731
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	217,000	198,503
Security Description	Principal Amount	Value
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b) (c)	$ 279,000	$ 260,907
5.65%, 1/10/2030 (b)	200,000	192,088
SOFR + 1.22%, 5.70%, 11/18/2025 (c)	250,000	242,832
Industrial & Commercial Bank of China Ltd. 3.54%, 11/8/2027 (b)	534,000	508,112
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	262,000	233,329
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	169,000	139,466
3.95%, 3/29/2027	625,000	592,606
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	750,000	704,302
SOFR + 2.07%, 4.25%, 3/28/2033 (b) (c)	306,000	279,354
JPMorgan Chase & Co.:
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	355,000	334,272
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	879,000	783,382
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	299,000	267,907
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	1,045,000	922,610
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	850,000	796,025
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	465,000	417,696
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	475,000	376,119
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	813,000	647,945
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	544,000	510,990
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	610,000	523,764
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	907,000	849,369
SOFR + 1.89%, 2.18%, 6/1/2028 (b) (c)	733,000	652,363
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	380,000	362,246
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	731,000	619,091
3 Month SOFR + 1.51%, 2.53%, 11/19/2041 (c)	342,000	235,187
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	602,000	492,671
3 Month SOFR + 1.25%, 2.58%, 4/22/2032 (c)	873,000	724,878
3 Month SOFR + 1.51%, 2.74%, 10/15/2030 (c)	828,000	713,604
2.95%, 10/1/2026	1,023,000	960,178

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	$ 559,000	$ 513,212
3 Month SOFR + 2.52%, 2.96%, 5/13/2031 (c)	975,000	834,298
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	1,350,000	1,137,982
3 Month SOFR + 2.46%, 3.11%, 4/22/2041 (c)	605,000	457,731
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	551,000	385,375
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	462,000	348,667
3.20%, 6/15/2026	811,000	772,445
3.30%, 4/1/2026	736,000	701,430
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	504,000	367,361
3 Month SOFR + 0.95%, 3.51%, 1/23/2029 (c)	557,000	515,815
3 Month SOFR + 1.64%, 3.54%, 5/1/2028 (c)	767,000	717,344
3 Month SOFR + 1.42%, 3.70%, 5/6/2030 (c)	917,000	841,852
3 Month SOFR + 1.60%, 3.78%, 2/1/2028 (c)	703,000	670,001
3.88%, 9/10/2024	775,000	756,710
3 Month SOFR + 1.62%, 3.88%, 7/24/2038 (c)	936,000	807,590
3.90%, 7/15/2025	737,000	718,634
3 Month SOFR + 1.48%, 3.90%, 1/23/2049 (c)	1,455,000	1,175,829
3 Month SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,179,000	964,493
3 Month SOFR + 1.38%, 4.01%, 4/23/2029 (c)	607,000	572,267
3 Month SOFR + 1.72%, 4.03%, 7/24/2048 (c)	805,000	669,261
4.13%, 12/15/2026	568,000	547,149
3 Month SOFR + 1.52%, 4.20%, 7/23/2029 (c)	833,000	791,825
3 Month SOFR + 1.84%, 4.26%, 2/22/2048 (c)	604,000	523,281
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	290,000	279,957
3 Month SOFR + 1.59%, 4.45%, 12/5/2029 (c)	531,000	509,447
3 Month SOFR + 3.79%, 4.49%, 3/24/2031 (c)	847,000	813,594
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	415,000	398,981
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	610,000	581,562
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	101,000	99,634
SOFR + 2.08%, 4.91%, 7/25/2033 (b) (c)	2,128,000	2,080,524
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	775,000	782,479
Security Description	Principal Amount	Value
5.40%, 1/6/2042	$ 279,000	$ 282,886
5.50%, 10/15/2040	226,000	233,013
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	625,000	622,612
5.60%, 7/15/2041	369,000	382,826
5.63%, 8/16/2043	405,000	414,902
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	1,645,000	1,669,099
6.40%, 5/15/2038	1,063,000	1,186,297
7.63%, 10/15/2026	892,000	952,933
8.00%, 4/29/2027	1,273,000	1,399,256
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	280,000	240,254
Series BKNT, 3.90%, 4/13/2029	341,000	269,107
4.90%, 8/8/2032	501,000	395,519
5.00%, 1/26/2033 (b)	250,000	215,748
5.85%, 11/15/2027	300,000	282,486
Series BKNT, 6.95%, 2/1/2028	269,000	251,972
KeyCorp:
Series MTN, 2.25%, 4/6/2027	172,000	142,872
Series MTN, 2.55%, 10/1/2029 (b)	276,500	208,733
Series MTN, 4.10%, 4/30/2028	296,000	256,360
SOFR + 2.06%, 4.79%, 6/1/2033 (c)	260,000	219,024
Kreditanstalt fuer Wiederaufbau:
0.50%, 9/20/2024	206,000	194,217
1.00%, 10/1/2026 (b)	1,449,000	1,296,580
1.25%, 1/31/2025	2,165,000	2,036,897
3.00%, 5/20/2027	1,600,000	1,518,240
3.63%, 4/1/2026	1,340,000	1,305,857
3.75%, 2/15/2028	1,210,000	1,183,646
3.88%, 6/15/2028 (b)	440,000	432,494
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	357,000	327,830
2.00%, 1/13/2025	50,000	47,645
Lloyds Banking Group PLC:
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	95,000	84,099
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	500,000	470,920
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	300,000	285,480
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	790,000	716,238
3.75%, 1/11/2027	309,000	289,567
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,175,000	1,086,687

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	$ 781,000	$ 760,710
4.38%, 3/22/2028	414,000	392,973
4.45%, 5/8/2025	513,000	497,482
4.55%, 8/16/2028 (b)	469,000	442,942
4.58%, 12/10/2025 (b)	260,908	249,298
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	279,000	271,297
1 year CMT + 2.30%, 4.98%, 8/11/2033 (b) (c)	340,000	318,335
1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	285,000	308,701
M&T Bank Corp.:
4.00%, 7/15/2024 (b)	150,000	145,616
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	186,000	173,676
SOFR + 1.85%, 5.05%, 1/27/2034 (b) (c)	470,000	428,823
Manufacturers & Traders Trust Co.:
Series BKNT, 3.40%, 8/17/2027	235,000	201,769
4.65%, 1/27/2026 (b)	165,000	157,522
5.40%, 11/21/2025	119,000	115,619
Mitsubishi UFJ Financial Group, Inc.:
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	555,000	524,419
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	410,000	382,624
1.41%, 7/17/2025	488,000	447,252
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	726,000	640,513
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	339,000	298,056
2.05%, 7/17/2030	230,000	186,328
2.19%, 2/25/2025	715,000	674,216
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	817,000	649,670
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	523,000	467,688
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	305,000	244,933
2.56%, 2/25/2030	399,000	338,372
2.76%, 9/13/2026	283,000	259,828
2.80%, 7/18/2024	255,000	247,003
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,420,000	1,170,691
3.20%, 7/18/2029	429,000	378,824
3.29%, 7/25/2027 (b)	130,000	120,440
3.74%, 3/7/2029 (b)	163,000	151,037
3.75%, 7/18/2039	430,000	364,279
3.85%, 3/1/2026	199,000	190,765
3.96%, 3/2/2028 (b)	183,000	174,031
4.15%, 3/7/2039 (b)	128,000	114,235
1 year CMT + 1.70%, 4.79%, 7/18/2025 (c)	500,000	492,855
Security Description	Principal Amount	Value
1 year CMT + 1.95%, 5.02%, 7/20/2028 (c)	$ 627,000	$ 614,454
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	260,000	256,773
1 year CMT + 2.13%, 5.13%, 7/20/2033 (c)	915,000	896,124
1 year CMT + 1.70%, 5.24%, 4/19/2029 (b) (c)	325,000	319,842
1 year CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	200,000	198,592
1 year CMT + 1.97%, 5.41%, 4/19/2034 (b) (c)	565,000	560,322
1 year CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	200,000	199,346
1 year CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	180,000	181,015
1 year CMT + 1.50%, 5.54%, 4/17/2026 (c)	200,000	198,922
Mizuho Financial Group, Inc.:
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	345,000	302,879
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	397,000	349,912
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	52,500	41,334
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	628,300	501,924
3 Month SOFR + 1.09%, 2.23%, 5/25/2026 (c)	494,000	458,304
1 year CMT + 0.90%, 2.26%, 7/9/2032 (c)	138,800	108,263
2.56%, 9/13/2031	307,300	241,550
3 Month SOFR + 1.33%, 2.59%, 5/25/2031 (c)	277,000	229,071
1 year CMT + 0.90%, 2.65%, 5/22/2026 (c)	200,000	186,928
2.84%, 9/13/2026	419,000	383,691
3 Month SOFR + 1.39%, 3.15%, 7/16/2030 (c)	115,000	99,363
3.17%, 9/11/2027 (b)	272,000	248,418
3 Month SOFR + 1.53%, 4.25%, 9/11/2029 (c)	204,000	190,854
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b) (c)	250,000	248,042
1 year CMT + 1.50%, 5.67%, 5/27/2029 (c)	250,000	249,485
1 year CMT + 2.40%, 5.67%, 9/13/2033 (b) (c)	250,000	251,762
1 year CMT + 1.80%, 5.75%, 5/27/2034 (b) (c)	250,000	251,412
1 year CMT + 1.90%, 5.75%, 7/6/2034 (c)	750,000	752,280
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	319,000	297,101
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	782,000	697,677

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	$ 555,000	$ 518,875
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	886,100
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,194,000	1,068,893
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	205,000	159,047
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	250,000	195,070
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	25,000	23,465
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	748,300	594,794
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	565,000	510,172
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,418,000	1,073,284
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	663,000	534,935
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	1,400,000	1,329,006
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,035,000	881,054
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	435,000	419,475
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	451,000	374,849
Series MTN, 3.13%, 7/27/2026	989,000	926,733
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	1,139,000	1,052,436
3.63%, 1/20/2027	1,715,000	1,629,147
Series GMTN, 3.70%, 10/23/2024	458,000	447,127
Series GMTN, 3 Month SOFR + 1.40%, 3.77%, 1/24/2029 (c)	710,000	663,211
Series GMTN, 3.88%, 1/27/2026	928,000	895,566
3.95%, 4/23/2027	724,000	685,925
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	150,000	127,245
Series GMTN, 4.00%, 7/23/2025	657,000	637,973
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	520,000	499,637
4.30%, 1/27/2045	365,000	319,302
Security Description	Principal Amount	Value
Series GMTN, 4.35%, 9/8/2026	$ 868,000	$ 838,358
4.38%, 1/22/2047	165,000	147,391
Series GMTN, 3 Month SOFR + 1.89%, 4.43%, 1/23/2030 (c)	636,300	605,980
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	706,000	692,720
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	584,000	561,726
5.00%, 11/24/2025	628,000	617,475
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	200,000	198,316
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	330,000	325,657
SOFR + 1.59%, 5.16%, 4/20/2029 (c)	460,000	454,935
SOFR + 1.87%, 5.25%, 4/21/2034 (c)	545,000	537,893
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	715,000	675,482
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	198,000	206,146
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (c)	427,000	421,206
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	344,000	347,763
Series MTN, 6.25%, 8/9/2026	228,000	232,804
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	805,000	828,667
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	2,520,000	2,681,658
7.25%, 4/1/2032	982,000	1,114,845
National Australia Bank Ltd.:
Series BKNT, 2.50%, 7/12/2026	497,000	459,551
4.94%, 1/12/2028	370,000	368,690
4.97%, 1/12/2026	346,000	344,083
5.13%, 11/22/2024	647,000	644,082
National Bank of Canada 5.25%, 1/17/2025	500,000	495,380
NatWest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	367,000	323,136
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (c)	269,000	205,656
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	947,000	852,376
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	208,000	195,150
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	141,000	129,390
4.80%, 4/5/2026	516,000	501,077

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	$ 545,000	$ 518,339
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	411,000	392,538
1 year CMT + 1.35%, 5.85%, 3/2/2027 (c)	625,000	618,244
1 year CMT + 2.10%, 6.02%, 3/2/2034 (c)	350,000	352,040
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	341,000	280,524
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b) (c)	701,000	623,743
3.65%, 8/3/2028	317,000	300,602
4.00%, 5/10/2027 (b)	103,000	99,575
6.13%, 11/2/2032 (b)	440,000	455,963
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	165,000	162,476
4.63%, 11/3/2025	650,000	647,133
PNC Bank NA:
2.50%, 8/27/2024	217,000	207,953
Series BKNT, 2.95%, 2/23/2025	204,000	194,137
Series BKNT, 3.10%, 10/25/2027	195,000	178,653
Series BKNT, 3.88%, 4/10/2025	223,000	213,357
Series BKNT, 4.05%, 7/26/2028	669,000	617,353
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	348,000	331,526
2.55%, 1/22/2030 (b)	714,300	603,091
3.15%, 5/19/2027 (b)	377,000	349,683
3.45%, 4/23/2029	502,000	453,291
SOFR + 1.09%, 4.76%, 1/26/2027 (b) (c)	175,000	171,150
SOFR + 1.93%, 5.07%, 1/24/2034 (b) (c)	525,000	503,401
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	230,000	227,369
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	840,000	836,245
SOFR + 1.09%, 5.67%, 10/28/2025 (c)	287,000	284,655
SOFR + 1.32%, 5.81%, 6/12/2026 (c)	500,000	497,375
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	443,000	454,288
Regions Bank Series BKNT, 6.45%, 6/26/2037	100,000	98,666
Regions Financial Corp.:
1.80%, 8/12/2028 (b)	226,500	184,439
Security Description	Principal Amount	Value
2.25%, 5/18/2025	$ 235,532	$ 218,268
Royal Bank of Canada:
0.65%, 7/29/2024	305,000	288,759
Series GMTN, 0.75%, 10/7/2024	318,000	298,557
Series GMTN, 0.88%, 1/20/2026	727,000	650,440
Series MTN, 1.15%, 6/10/2025	687,000	633,799
Series GMTN, 1.40%, 11/2/2026	478,000	421,543
Series GMTN, 1.60%, 1/21/2025 (b)	336,000	315,961
Series GMTN, 2.25%, 11/1/2024	969,000	925,027
Series MTN, 2.30%, 11/3/2031	295,000	239,360
Series GMTN, 2.55%, 7/16/2024	569,000	551,105
3.38%, 4/14/2025	665,000	640,581
4.24%, 8/3/2027 (b)	280,000	270,438
Series GMTN, 4.65%, 1/27/2026	100,000	97,371
4.88%, 1/12/2026	350,000	345,996
4.90%, 1/12/2028 (b)	250,000	246,567
5.00%, 2/1/2033	300,000	294,048
5.66%, 10/25/2024	733,000	732,846
6.00%, 11/1/2027	300,000	307,776
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	10,000	8,648
3.24%, 10/5/2026	224,000	201,752
3.45%, 6/2/2025	382,000	360,436
4.40%, 7/13/2027	417,000	392,368
4.50%, 7/17/2025 (b)	197,000	191,348
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	206,000	202,805
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	250,000	247,525
Santander U.K. Group Holdings PLC:
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	601,000	535,130
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	412,000	360,067
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	347,000	312,408
SOFR + 2.60%, 6.53%, 1/10/2029 (b) (c)	255,000	256,892
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	400,000	401,080
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,063,000	948,451
1.40%, 9/17/2026	250,000	219,828

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.47%, 7/8/2025	$ 645,000	$ 592,787
1.71%, 1/12/2031	438,000	340,641
1.90%, 9/17/2028	315,000	264,953
2.13%, 7/8/2030	380,000	309,077
2.14%, 9/23/2030 (b)	155,300	123,564
2.17%, 1/14/2027	290,000	259,240
2.35%, 1/15/2025	232,000	219,968
2.45%, 9/27/2024	200,000	191,684
2.63%, 7/14/2026	381,000	350,524
2.70%, 7/16/2024	921,000	891,196
2.72%, 9/27/2029	175,000	149,475
2.75%, 1/15/2030	672,000	579,049
2.93%, 9/17/2041 (b)	245,000	173,636
3.01%, 10/19/2026	258,000	238,748
3.04%, 7/16/2029	850,000	743,146
3.36%, 7/12/2027 (b)	184,000	172,001
3.78%, 3/9/2026	319,000	304,696
5.46%, 1/13/2026	800,000	798,024
5.52%, 1/13/2028 (b)	1,000,000	1,004,040
5.71%, 1/13/2030 (b)	320,000	324,029
5.77%, 1/13/2033 (b)	600,000	617,028
SVB Financial Group 3.13%, 6/5/2030 (d)	500	330
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	324	322
Synchrony Bank 5.40%, 8/22/2025	600,000	573,648
Synovus Bank 5.63%, 2/15/2028	189,000	170,372
Toronto-Dominion Bank:
Series MTN, 0.70%, 9/10/2024	258,000	243,129
Series MTN, 0.75%, 9/11/2025 (b)	755,000	683,373
Series MTN, 0.75%, 1/6/2026 (b)	275,000	245,556
Series MTN, 1.15%, 6/12/2025 (b)	540,000	497,518
Series MTN, 1.20%, 6/3/2026	330,000	293,443
Series MTN, 1.25%, 9/10/2026	883,000	780,696
Series FXD, 1.45%, 1/10/2025 (b)	245,000	230,618
Series FXD, 1.95%, 1/12/2027 (b)	355,000	319,436
Series MTN, 2.00%, 9/10/2031 (b)	310,000	245,737
Series GMTN, 2.45%, 1/12/2032	173,000	141,630
3.20%, 3/10/2032	395,000	341,509
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	538,000	495,546
3.77%, 6/6/2025	398,000	386,104
4.29%, 9/13/2024	678,000	666,101
Security Description	Principal Amount	Value
4.69%, 9/15/2027	$ 200,000	$ 195,810
5.10%, 1/9/2026 (b)	200,000	199,282
5.16%, 1/10/2028 (b)	300,000	297,900
Truist Bank:
Series BKNT, 2.15%, 12/6/2024	562,000	530,253
Series BKNT, 2.25%, 3/11/2030	380,000	302,172
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b) (c)	570,000	525,814
Series BKNT, 3.30%, 5/15/2026	341,000	312,591
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (b)	132,000	119,657
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b) (c)	271,000	239,190
Series MTN, 1.95%, 6/5/2030 (b)	198,000	157,436
Series MTN, 2.50%, 8/1/2024	414,000	399,274
Series MTN, 2.85%, 10/26/2024	688,000	660,225
Series MTN, 3.88%, 3/19/2029	245,000	219,398
4.00%, 5/1/2025	640,000	619,245
SOFR + 1.46%, 4.26%, 7/28/2026 (c)	200,000	192,144
SOFR + 1.44%, 4.87%, 1/26/2029 (c)	155,000	148,930
SOFR + 1.85%, 5.12%, 1/26/2034 (c)	427,000	404,450
SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	750,660
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	157,000	155,540
SOFR + 2.30%, 6.12%, 10/28/2033 (c)	283,000	288,207
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	329,000	251,817
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	295,000	262,007
Series V, 2.38%, 7/22/2026 (b)	410,000	374,904
2.40%, 7/30/2024	336,000	324,156
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (c)	340,000	248,941
Series DMTN, 3.00%, 7/30/2029	347,000	294,082
Series W, 3.10%, 4/27/2026 (b)	172,000	160,547

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series W, 3.60%, 9/11/2024 (b)	$ 247,000	$ 239,881
Series MTN, 3.90%, 4/26/2028	242,000	228,235
SOFR + 1.66%, 4.55%, 7/22/2028 (b) (c)	1,103,000	1,056,034
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	500,000	477,905
SOFR + 1.60%, 4.84%, 2/1/2034 (b) (c)	500,000	468,205
SOFR + 2.11%, 4.97%, 7/22/2033 (b) (c)	175,000	158,676
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	548,000	549,880
SOFR + 2.26%, 5.84%, 6/12/2034 (b) (c)	1,000,000	1,006,280
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	621,000	623,794
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025	172,000	162,213
Series BKNT, 2.80%, 1/27/2025	300,000	286,335
UBS Group AG:
3.75%, 3/26/2025	639,000	611,785
4.55%, 4/17/2026	592,000	568,876
4.88%, 5/15/2045	500,000	432,065
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,033,436
Webster Financial Corp. 4.10%, 3/25/2029	83,000	71,684
Wells Fargo & Co.:
Series MTN, 3 Month SOFR + 1.01%, 2.16%, 2/11/2026 (c)	1,121,000	1,056,049
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	632,000	592,348
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	519,000	462,844
Series MTN, 3 Month SOFR + 1.09%, 2.41%, 10/30/2025 (c)	940,000	895,623
Series MTN, 3 Month SOFR + 1.26%, 2.57%, 2/11/2031 (c)	715,000	605,927
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (c)	453,000	391,546
3.00%, 4/22/2026	1,613,000	1,518,236
3.00%, 10/23/2026	1,137,000	1,056,512
Series MTN, 3.00%, 2/19/2025	1,075,000	1,032,494
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	893,700	655,734
Security Description	Principal Amount	Value
Series MTN, 3 Month SOFR + 1.43%, 3.20%, 6/17/2027 (c)	$ 533,000	$ 500,722
Series MTN, 3.30%, 9/9/2024 (b)	828,300	806,905
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,061,000	908,078
Series MTN, 3.55%, 9/29/2025	769,000	737,748
Series MTN, 3 Month SOFR + 1.57%, 3.58%, 5/22/2028 (c)	805,000	750,107
3.90%, 5/1/2045	552,000	443,493
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	780,000	754,003
Series MTN, 4.10%, 6/3/2026	343,400	329,588
Series MTN, 4.15%, 1/24/2029	722,000	684,189
Series GMTN, 4.30%, 7/22/2027	604,000	579,786
Series MTN, 4.40%, 6/14/2046	1,388,000	1,130,929
Series MTN, 3 Month SOFR + 4.03%, 4.48%, 4/4/2031 (c)	439,500	418,083
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	503,000	441,242
Series MTN, 4.65%, 11/4/2044	281,000	239,586
SOFR + 2.10%, 4.90%, 7/25/2033 (c)	2,307,000	2,211,444
Series GMTN, 4.90%, 11/17/2045	264,000	232,317
Series MTN, 3 Month SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,453,000	1,349,154
5.38%, 2/7/2035 (b)	200,000	198,684
5.38%, 11/2/2043	451,000	424,549
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,260,000	1,252,289
5.61%, 1/15/2044	748,300	718,039
6.00%, 10/28/2025	150,000	149,391
Series B, 7.95%, 11/15/2029	337,000	370,528
Wells Fargo Bank NA Series BKNT, 5.85%, 2/1/2037	651,000	660,173
Westpac Banking Corp.:
1.02%, 11/18/2024	275,000	258,893
1.15%, 6/3/2026 (b)	679,000	604,738
1.95%, 11/20/2028	553,000	474,347
2.15%, 6/3/2031 (b)	245,000	205,352
2.70%, 8/19/2026	269,000	249,853

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (c)	$ 896,000	$ 837,554
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	274,000	209,700
3.13%, 11/18/2041	493,000	334,219
3.35%, 3/8/2027	632,000	596,229
3.40%, 1/25/2028 (b)	762,000	715,480
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	274,000	253,946
5.35%, 10/18/2024 (b)	690,000	689,041
1 year CMT + 2.68%, 5.41%, 8/10/2033 (b) (c)	344,000	325,648
5.46%, 11/18/2027	685,000	695,590
		366,457,128
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	828,000	802,034
4.70%, 2/1/2036	1,525,000	1,484,877
4.90%, 2/1/2046	2,610,000	2,492,811
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	150,000	137,728
4.70%, 2/1/2036	338,000	327,617
4.90%, 2/1/2046	357,000	339,903
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	280,000	260,624
4.00%, 4/13/2028 (b)	701,000	678,260
4.38%, 4/15/2038	464,000	430,676
4.44%, 10/6/2048	788,000	710,800
4.50%, 6/1/2050 (b)	160,000	147,875
4.60%, 4/15/2048	995,500	924,322
4.60%, 6/1/2060	300,000	271,998
4.75%, 1/23/2029	1,158,000	1,153,657
4.90%, 1/23/2031 (b)	403,000	410,040
4.95%, 1/15/2042	525,000	512,101
5.45%, 1/23/2039	430,000	445,497
5.55%, 1/23/2049	1,135,000	1,195,371
5.80%, 1/23/2059	430,000	468,769
8.00%, 11/15/2039	150,000	190,062
8.20%, 1/15/2039	296,000	386,688
Brown-Forman Corp. 4.00%, 4/15/2038	570,000	503,430
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	466,511	401,083
1.38%, 3/15/2031	559,000	447,871
1.45%, 6/1/2027 (b)	297,000	265,643
1.65%, 6/1/2030	442,000	368,447
2.00%, 3/5/2031	183,000	154,143
2.13%, 9/6/2029	136,000	119,394
2.25%, 1/5/2032 (b)	350,000	298,032
2.50%, 6/1/2040	350,000	263,406
Security Description	Principal Amount	Value
2.50%, 3/15/2051	$ 235,000	$ 160,580
2.60%, 6/1/2050	421,000	295,075
2.88%, 5/5/2041	394,000	311,831
2.90%, 5/25/2027	219,000	207,231
3.38%, 3/25/2027	822,000	792,926
3.45%, 3/25/2030	734,000	692,999
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	357,000	279,410
2.75%, 1/22/2030 (b)	273,000	241,045
5.25%, 11/26/2043	1,000	1,000
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	130,896
2.88%, 5/1/2030	325,000	282,149
3.15%, 8/1/2029	248,200	224,090
3.60%, 2/15/2028	545,000	511,913
4.35%, 5/9/2027	124,000	121,138
4.50%, 5/9/2047	261,000	225,384
4.65%, 11/15/2028	123,000	120,811
4.75%, 11/15/2024	376,000	371,059
5.00%, 2/2/2026	435,000	433,482
5.25%, 11/15/2048	450,000	432,081
Diageo Capital PLC:
1.38%, 9/29/2025	250,000	230,090
2.00%, 4/29/2030	331,400	279,470
2.13%, 10/24/2024	180,000	172,157
2.13%, 4/29/2032	193,000	156,928
3.88%, 5/18/2028	335,000	320,652
5.30%, 10/24/2027	495,000	503,588
5.50%, 1/24/2033 (b)	200,000	211,616
Diageo Investment Corp. 7.45%, 4/15/2035	171,000	206,895
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	1,000	763
4.38%, 5/10/2043	1,000	873
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	154,000	126,791
2.55%, 9/15/2026	222,000	204,384
3.20%, 5/1/2030	376,000	337,276
3.40%, 11/15/2025	250,000	239,455
3.80%, 5/1/2050	115,000	90,770
4.05%, 4/15/2032 (b)	268,000	249,066
4.42%, 5/25/2025	197,000	193,359
4.42%, 12/15/2046	302,000	258,219
4.50%, 11/15/2045	183,000	160,251
4.60%, 5/25/2028 (b)	125,000	122,495
Molson Coors Beverage Co.:
3.00%, 7/15/2026	840,000	784,938
4.20%, 7/15/2046	356,000	293,316
5.00%, 5/1/2042 (b)	414,000	385,190
PepsiCo, Inc.:
1.40%, 2/25/2031	122,500	98,650
1.63%, 5/1/2030	435,000	362,151
1.95%, 10/21/2031	225,000	186,043

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.25%, 3/19/2025	$ 682,000	$ 650,683
2.38%, 10/6/2026	515,000	483,230
2.63%, 10/21/2041	722,000	545,702
2.75%, 3/19/2030	931,000	837,974
2.75%, 10/21/2051	392,000	281,632
2.88%, 10/15/2049 (b)	233,000	175,349
3.00%, 10/15/2027 (b)	402,000	378,342
3.45%, 10/6/2046	771,000	636,676
3.60%, 2/18/2028 (b)	290,000	279,505
3.90%, 7/18/2032	260,000	250,094
4.00%, 3/5/2042	100,000	90,022
4.20%, 7/18/2052	790,000	740,056
4.45%, 2/15/2033 (b)	200,000	201,644
4.55%, 2/13/2026	130,000	129,544
4.65%, 2/15/2053	300,000	301,311
		34,585,409
BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	760,000	650,157
2.00%, 1/15/2032 (b)	100,000	79,483
2.20%, 2/21/2027 (b)	740,000	672,327
2.30%, 2/25/2031	460,000	382,246
2.45%, 2/21/2030	475,000	406,538
2.60%, 8/19/2026	389,000	360,218
3.00%, 2/22/2029 (b)	740,000	668,361
3.00%, 1/15/2052	336,000	224,273
3.13%, 5/1/2025	272,000	260,652
3.15%, 2/21/2040 (b)	489,000	374,051
3.20%, 11/2/2027	653,000	610,346
3.35%, 2/22/2032	540,000	475,821
3.38%, 2/21/2050	330,000	242,085
4.05%, 8/18/2029 (b)	200,000	189,362
4.20%, 2/22/2052	683,000	565,913
4.40%, 5/1/2045	600,000	519,696
4.40%, 2/22/2062	592,000	487,471
4.56%, 6/15/2048	374,000	331,880
4.66%, 6/15/2051	622,000	557,219
4.95%, 10/1/2041	238,000	221,188
5.15%, 3/2/2028	656,000	655,108
5.15%, 11/15/2041	367,000	354,918
5.25%, 3/2/2025	1,000,000	995,070
5.25%, 3/2/2033	825,000	825,833
5.51%, 3/2/2026	360,000	359,125
5.60%, 3/2/2043	1,250,000	1,252,937
5.65%, 6/15/2042	150,000	150,164
5.65%, 3/2/2053	1,235,000	1,252,043
5.75%, 3/2/2063	168,000	170,754
6.40%, 2/1/2039	250,000	268,175
Baxalta, Inc. 4.00%, 6/23/2025	204,000	197,939
Biogen, Inc.:
2.25%, 5/1/2030 (b)	474,000	396,055
3.15%, 5/1/2050 (b)	406,000	277,448
4.05%, 9/15/2025	932,000	902,418
Security Description	Principal Amount	Value
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027 (b)	$ 250,000	$ 232,690
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	491,000	423,974
1.65%, 10/1/2030 (b)	253,000	206,592
2.60%, 10/1/2040	277,000	200,645
2.80%, 10/1/2050	151,000	102,274
2.95%, 3/1/2027	400,000	375,588
3.50%, 2/1/2025	614,000	595,353
3.65%, 3/1/2026	1,002,000	964,535
4.00%, 9/1/2036	218,000	196,712
4.15%, 3/1/2047	450,000	390,740
4.50%, 2/1/2045	446,000	406,551
4.75%, 3/1/2046	598,000	563,406
4.80%, 4/1/2044	537,000	513,001
Illumina, Inc. 5.75%, 12/13/2027	256,000	257,362
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	443,000	353,089
Royalty Pharma PLC:
1.20%, 9/2/2025	580,438	524,176
2.15%, 9/2/2031 (b)	351,000	275,195
2.20%, 9/2/2030	163,000	131,122
3.55%, 9/2/2050	575,000	388,263
		23,438,542
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	120,003
1.85%, 5/15/2027	488,000	439,044
2.05%, 5/15/2030 (b)	383,000	325,485
2.70%, 5/15/2040	289,000	215,640
2.80%, 5/15/2050	107,000	76,509
Albemarle Corp. 5.45%, 12/1/2044 (b)	278,000	263,063
Cabot Corp. 5.00%, 6/30/2032	113,000	108,195
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	160,000	138,619
5.90%, 7/5/2024	500,000	498,935
6.05%, 3/15/2025	520,000	517,988
6.17%, 7/15/2027	348,000	347,273
6.33%, 7/15/2029 (b)	498,000	495,595
CF Industries, Inc.:
4.95%, 6/1/2043	495,000	428,462
5.15%, 3/15/2034	102,000	97,744
5.38%, 3/15/2044	540,000	493,673
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	225,000	185,911
4.38%, 11/15/2042	390,000	330,154
4.63%, 10/1/2044	400,000	346,924
4.80%, 11/30/2028	131,000	129,838
5.25%, 11/15/2041	684,000	660,197
6.30%, 3/15/2033	140,000	150,445

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.90%, 5/15/2053	$ 300,000	$ 339,933
7.38%, 11/1/2029	618,000	687,982
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	690,000	675,938
4.73%, 11/15/2028	541,000	532,512
5.32%, 11/15/2038	376,000	372,214
5.42%, 11/15/2048 (b)	676,000	667,949
Eastman Chemical Co.:
4.50%, 12/1/2028	190,000	181,325
4.65%, 10/15/2044	876,000	737,645
4.80%, 9/1/2042	599,000	520,711
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	190,000	149,566
2.70%, 11/1/2026	200,000	188,128
2.70%, 12/15/2051	434,000	287,729
4.80%, 3/24/2030	313,000	314,070
5.25%, 1/15/2028	750,000	762,307
EIDP, Inc. 4.80%, 5/15/2033	510,000	499,234
FMC Corp.:
3.20%, 10/1/2026	120,000	111,456
3.45%, 10/1/2029	300,000	262,806
4.50%, 10/1/2049	317,000	244,924
5.65%, 5/18/2033	500,000	488,805
Huntsman International LLC 4.50%, 5/1/2029	152,000	139,170
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	643,000	493,599
5.00%, 9/26/2048	300,000	254,424
Linde, Inc.:
1.10%, 8/10/2030	250	199
2.00%, 8/10/2050	150,000	85,947
3.55%, 11/7/2042	186,000	150,943
Lubrizol Corp. 6.50%, 10/1/2034	78,000	91,112
LYB International Finance BV 4.88%, 3/15/2044	249,000	218,654
LYB International Finance III LLC:
1.25%, 10/1/2025	115,429	104,431
2.25%, 10/1/2030 (b)	183,000	150,232
3.38%, 10/1/2040	140,000	103,403
3.63%, 4/1/2051	281,000	195,003
3.80%, 10/1/2060	250,000	168,770
4.20%, 10/15/2049	178,000	136,286
4.20%, 5/1/2050	300,000	229,086
5.63%, 5/15/2033 (b)	500,000	500,120
LyondellBasell Industries NV 4.63%, 2/26/2055	179,000	146,025
Mosaic Co.:
4.05%, 11/15/2027 (b)	256,000	243,909
4.88%, 11/15/2041	350,000	299,505
5.45%, 11/15/2033	300,000	292,554
5.63%, 11/15/2043	100,000	93,836
Security Description	Principal Amount	Value
NewMarket Corp. 2.70%, 3/18/2031	$ 165,000	$ 135,013
Nutrien Ltd.:
2.95%, 5/13/2030	225,000	195,862
3.00%, 4/1/2025	131,000	124,581
4.00%, 12/15/2026	628,000	602,321
4.13%, 3/15/2035	260,000	228,189
4.90%, 6/1/2043	140,000	125,388
5.63%, 12/1/2040	150,000	145,341
5.90%, 11/7/2024	270,000	270,148
5.95%, 11/7/2025	101,000	101,631
PPG Industries, Inc.:
1.20%, 3/15/2026	110,000	98,591
3.75%, 3/15/2028	428,000	406,985
RPM International, Inc. 3.75%, 3/15/2027	131,000	122,971
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	225,000	181,685
2.30%, 5/15/2030	380,000	319,367
2.90%, 3/15/2052	150,000	96,584
2.95%, 8/15/2029	464,000	410,352
3.45%, 8/1/2025	100,000	96,030
3.45%, 6/1/2027	269,000	253,723
4.50%, 6/1/2047	305,000	267,281
Westlake Corp.:
0.88%, 8/15/2024	216,000	203,999
3.13%, 8/15/2051	596,000	373,674
3.38%, 6/15/2030	150,000	130,410
3.60%, 8/15/2026 (b)	100,000	94,121
4.38%, 11/15/2047	135,000	106,635
		23,583,021
COAL — 0.0% (a)
Teck Resources Ltd.:
3.90%, 7/15/2030 (b)	500,000	454,940
6.00%, 8/15/2040	123,000	120,017
6.13%, 10/1/2035	289,000	291,405
		866,362
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	456,000	363,696
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	317,000	257,001
1.70%, 5/15/2028 (b)	125,000	109,794
3.38%, 9/15/2025	274,000	264,761
Block Financial LLC 3.88%, 8/15/2030	121,000	106,760
California Endowment Series 2021, 2.50%, 4/1/2051	605,000	390,860
California Institute of Technology 4.32%, 8/1/2045	249,000	227,681

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Cintas Corp. No. 2 3.70%, 4/1/2027	$ 261,000	$ 251,502
Claremont Mckenna College 3.78%, 1/1/2122	200,000	138,488
Duke University:
Series 2020, 2.68%, 10/1/2044	214,000	158,859
Series 2020, 2.83%, 10/1/2055	163,000	113,658
Emory University:
Series 2020, 2.14%, 9/1/2030	354,000	297,048
Series 2020, 2.97%, 9/1/2050 (b)	257,000	184,387
Equifax, Inc.:
2.35%, 9/15/2031	323,000	258,016
3.10%, 5/15/2030	260,000	224,780
5.10%, 12/15/2027	415,000	410,734
Ford Foundation Series 2020, 2.82%, 6/1/2070	125,000	78,128
George Washington University:
Series 2014, 4.30%, 9/15/2044	255,000	228,439
Series 2015, 4.87%, 9/15/2045	262,000	249,083
Georgetown University Series B, 4.32%, 4/1/2049	135,000	118,634
Global Payments, Inc.:
1.20%, 3/1/2026	469,000	416,838
2.15%, 1/15/2027	200,000	177,800
2.65%, 2/15/2025	181,000	171,747
2.90%, 5/15/2030	283,000	239,845
2.90%, 11/15/2031	245,000	199,646
3.20%, 8/15/2029	392,000	340,758
4.15%, 8/15/2049	309,000	230,931
4.45%, 6/1/2028	477,000	447,698
4.80%, 4/1/2026	160,000	156,435
4.95%, 8/15/2027	265,000	258,197
5.95%, 8/15/2052	344,000	329,659
GXO Logistics, Inc. 2.65%, 7/15/2031	264,000	205,917
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	269,000	238,571
Series A, 4.71%, 7/1/2032	147,000	146,796
Leland Stanford Junior University:
2.41%, 6/1/2050	317,000	209,657
3.65%, 5/1/2048 (b)	285,000	243,732
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	365,000	272,684
3.89%, 7/1/2116	367,000	281,577
4.68%, 7/1/2114	350,000	327,443
Security Description	Principal Amount	Value
Moody's Corp.:
2.00%, 8/19/2031	$ 173,000	$ 139,313
2.75%, 8/19/2041	150,000	105,236
3.75%, 2/25/2052	234,000	184,862
4.25%, 8/8/2032	393,000	373,350
4.88%, 12/17/2048	303,000	284,266
5.25%, 7/15/2044	144,000	140,941
Northwestern University 4.64%, 12/1/2044	341,000	331,374
PayPal Holdings, Inc.:
1.65%, 6/1/2025 (b)	149,000	139,461
2.30%, 6/1/2030 (b)	305,000	258,521
2.40%, 10/1/2024	498,000	478,912
2.65%, 10/1/2026 (b)	413,000	384,049
2.85%, 10/1/2029	489,000	434,168
3.25%, 6/1/2050	247,000	178,761
3.90%, 6/1/2027	250,000	241,975
4.40%, 6/1/2032 (b)	264,000	254,253
President & Fellows of Harvard College:
3.15%, 7/15/2046	346,000	266,783
3.30%, 7/15/2056	517,500	393,222
Quanta Services, Inc. 3.05%, 10/1/2041	180,000	124,929
RELX Capital, Inc.:
3.00%, 5/22/2030	210,000	187,471
4.00%, 3/18/2029	300,000	286,914
4.75%, 5/20/2032	250,000	245,385
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	135,000	87,793
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	264,000	208,140
2.30%, 8/15/2060	170,000	98,450
2.45%, 3/1/2027	369,000	340,628
2.90%, 3/1/2032 (b)	440,000	381,713
3.70%, 3/1/2052 (b)	386,000	316,026
4.25%, 5/1/2029	770,000	751,143
4.75%, 8/1/2028	450,000	447,835
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	225,000	176,729
Trustees of Boston College 3.13%, 7/1/2052	299,000	220,291
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	334,000	229,415
Trustees of the University of Pennsylvania:
Series 2020, 2.40%, 10/1/2050	50,000	32,449
3.61%, 2/15/2119	225,000	157,293

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
University of Chicago:
Series 20B, 2.76%, 4/1/2045	$ 200,000	$ 152,288
3.00%, 10/1/2052	116,000	83,693
4.00%, 10/1/2053	410,000	360,288
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	393,000	319,981
University of Southern California:
2.81%, 10/1/2050	428,000	297,657
Series 21A, 2.95%, 10/1/2051	120,000	85,394
3.03%, 10/1/2039	300,000	240,909
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	73,513
4.00%, 6/15/2025	143,000	138,830
5.75%, 4/1/2033 (b)	286,000	299,022
William Marsh Rice University 3.77%, 5/15/2055	145,000	121,838
Yale University Series 2020, 1.48%, 4/15/2030	186,000	153,842
		20,537,546
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	483,000	441,076
0.70%, 2/8/2026	739,000	666,319
1.13%, 5/11/2025	469,000	436,991
1.20%, 2/8/2028 (b)	578,000	500,375
1.40%, 8/5/2028 (b)	342,000	295,245
1.65%, 5/11/2030 (b)	372,000	313,298
1.65%, 2/8/2031	685,000	567,851
1.70%, 8/5/2031 (b)	305,000	251,235
1.80%, 9/11/2024 (b)	224,000	215,569
2.05%, 9/11/2026	406,200	374,212
2.20%, 9/11/2029	797,000	699,567
2.45%, 8/4/2026	883,000	827,274
2.65%, 5/11/2050	726,000	505,536
2.65%, 2/8/2051	1,031,000	711,926
2.70%, 8/5/2051	635,000	442,119
2.75%, 1/13/2025	861,000	830,486
2.80%, 2/8/2061	700,000	472,871
2.90%, 9/12/2027	318,000	298,577
2.95%, 9/11/2049	259,000	192,756
3.00%, 6/20/2027	527,000	499,396
3.00%, 11/13/2027	534,000	503,274
3.20%, 5/11/2027	684,000	652,974
3.25%, 2/23/2026	867,000	835,146
3.35%, 2/9/2027	1,075,000	1,031,409
3.35%, 8/8/2032 (b)	212,000	197,552
3.45%, 2/9/2045	252,000	212,050
3.75%, 9/12/2047	518,000	447,314
3.75%, 11/13/2047	402,000	347,915
Security Description	Principal Amount	Value
3.85%, 5/4/2043	$ 1,155,000	$ 1,029,394
3.85%, 8/4/2046	528,000	463,985
3.95%, 8/8/2052	1,089,000	959,300
4.25%, 2/9/2047 (b)	347,000	330,597
4.38%, 5/13/2045	722,000	684,997
4.45%, 5/6/2044	223,000	217,360
4.50%, 2/23/2036 (b)	397,000	404,138
4.65%, 2/23/2046	774,000	762,320
CGI, Inc.:
1.45%, 9/14/2026	195,000	172,284
2.30%, 9/14/2031	231,000	180,150
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	464,000	327,250
3.45%, 12/15/2051 (e)	500,000	333,795
4.00%, 7/15/2024	147,000	144,538
4.90%, 10/1/2026	483,000	479,653
5.25%, 2/1/2028	310,000	309,380
5.30%, 10/1/2029	377,500	374,521
5.75%, 2/1/2033 (b)	110,000	111,107
5.85%, 7/15/2025	560,000	562,010
6.02%, 6/15/2026	1,138,000	1,154,330
8.10%, 7/15/2036	509,000	591,275
8.35%, 7/15/2046	143,000	175,088
DXC Technology Co.:
1.80%, 9/15/2026	150,000	130,359
2.38%, 9/15/2028 (b)	400,000	333,732
Fortinet, Inc. 1.00%, 3/15/2026	110,000	98,116
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	311,000	279,402
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	165,000	150,350
4.90%, 10/15/2025	1,280,000	1,262,592
HP, Inc.:
1.45%, 6/17/2026	575,000	516,103
3.00%, 6/17/2027	461,000	425,203
3.40%, 6/17/2030	253,000	222,137
4.00%, 4/15/2029 (b)	105,000	97,984
4.20%, 4/15/2032 (b)	379,000	339,887
5.50%, 1/15/2033 (b)	525,000	515,671
6.00%, 9/15/2041 (b)	351,000	354,334
International Business Machines Corp.:
1.95%, 5/15/2030 (b)	303,000	251,132
2.72%, 2/9/2032 (b)	305,000	260,943
2.85%, 5/15/2040	180,000	131,974
2.95%, 5/15/2050	155,000	103,923
3.30%, 5/15/2026	1,619,000	1,543,117
3.30%, 1/27/2027	150,000	141,826
3.43%, 2/9/2052	150,000	108,949
3.45%, 2/19/2026	351,000	336,311
3.50%, 5/15/2029	833,000	769,392
4.00%, 7/27/2025	200,000	195,484

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.00%, 6/20/2042	$ 283,000	$ 238,996
4.15%, 5/15/2039	654,000	573,565
4.25%, 5/15/2049 (b)	1,102,000	939,190
4.50%, 2/6/2026	388,000	382,611
4.50%, 2/6/2028	250,000	245,130
4.75%, 2/6/2033 (b)	250,000	245,280
4.90%, 7/27/2052	400,000	373,076
5.10%, 2/6/2053	200,000	192,496
6.22%, 8/1/2027	123,000	128,780
6.50%, 1/15/2028	265,000	281,165
Leidos, Inc.:
2.30%, 2/15/2031	440,000	346,861
4.38%, 5/15/2030	266,000	245,055
5.75%, 3/15/2033	200,000	199,020
NetApp, Inc.:
1.88%, 6/22/2025	347,000	322,519
2.70%, 6/22/2030	218,000	183,491
Western Digital Corp.:
3.10%, 2/1/2032 (b)	281,000	208,010
4.75%, 2/15/2026	500,000	476,460
		37,688,411
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	617,000	584,021
2.49%, 2/15/2027	160,800	146,672
2.70%, 2/15/2031	136,000	115,041
2.72%, 2/15/2030	732,000	630,852
3.38%, 4/5/2040	171,000	131,171
3.58%, 4/5/2050	477,000	352,403
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	182,000	159,037
5.88%, 6/1/2033	320,000	320,698
Johnson Controls International PLC:
3.63%, 7/2/2024 (f)	200,000	195,944
3.90%, 2/14/2026	124,000	119,165
4.50%, 2/15/2047	298,000	260,261
4.95%, 7/2/2064 (f)	486,000	433,284
6.00%, 1/15/2036	260,000	269,651
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
2.00%, 9/16/2031	250,000	199,845
4.90%, 12/1/2032	100,000	99,135
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031 (b)	115,000	93,927
Series CB, 2.50%, 3/15/2030	367,000	310,383
3.50%, 12/15/2027	461,000	430,394
4.25%, 12/15/2047	347,000	288,669
Masco Corp.:
1.50%, 2/15/2028 (b)	138,000	117,533
2.00%, 10/1/2030	215,000	169,637
3.50%, 11/15/2027 (b)	120,000	112,294
Security Description	Principal Amount	Value
4.50%, 5/15/2047 (b)	$ 598,000	$ 483,053
Owens Corning:
3.40%, 8/15/2026	354,000	334,937
3.88%, 6/1/2030 (b)	111,000	101,565
3.95%, 8/15/2029	140,000	130,150
4.20%, 12/1/2024	111,000	108,708
4.30%, 7/15/2047	126,000	103,427
Vulcan Materials Co.:
3.50%, 6/1/2030	587,000	530,513
3.90%, 4/1/2027	155,000	148,997
4.50%, 6/15/2047	184,000	159,997
		7,641,364
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028 (e)	550,000	547,915
6.25%, 6/15/2033 (e)	200,000	201,158
WW Grainger, Inc. 4.20%, 5/15/2047	610,000	533,189
		1,282,262
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	733,000	688,573
1.75%, 1/30/2026	340,000	305,351
Series 3NC1, 1.75%, 10/29/2024	430,000	403,955
2.45%, 10/29/2026	1,120,000	1,001,224
3.00%, 10/29/2028	1,200,000	1,040,784
3.30%, 1/30/2032	1,382,000	1,129,757
3.40%, 10/29/2033	171,000	137,669
3.50%, 1/15/2025	566,000	544,498
3.65%, 7/21/2027	412,000	378,249
4.45%, 10/1/2025	117,000	112,607
4.45%, 4/3/2026	183,000	174,955
5.75%, 6/6/2028 (b)	150,000	148,827
6.50%, 7/15/2025 (b)	270,000	271,569
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	386,000	325,603
Air Lease Corp.:
1.88%, 8/15/2026	350,000	311,045
Series MTN, 2.30%, 2/1/2025	111,000	104,521
2.88%, 1/15/2032	124,000	99,722
Series MTN, 2.88%, 1/15/2026 (b)	313,000	289,816
Series MTN, 3.00%, 2/1/2030	234,000	195,825
3.13%, 12/1/2030	317,000	264,315
3.25%, 3/1/2025	328,000	313,069
3.38%, 7/1/2025	390,000	368,811
Series GMTN, 3.75%, 6/1/2026	982,000	928,854
4.63%, 10/1/2028	312,000	293,480

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.30%, 2/1/2028 (b)	$ 200,000	$ 196,542
5.85%, 12/15/2027	250,000	249,550
Aircastle Ltd. 4.25%, 6/15/2026	213,000	200,691
Ally Financial, Inc.:
5.13%, 9/30/2024	281,000	275,669
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	175,000	172,930
7.10%, 11/15/2027 (b)	550,000	554,901
8.00%, 11/1/2031 (b)	639,000	662,937
American Express Co.:
2.25%, 3/4/2025	150,000	142,214
2.50%, 7/30/2024	298,000	288,130
2.55%, 3/4/2027	715,000	651,529
3.00%, 10/30/2024	467,000	451,729
3.13%, 5/20/2026	360,000	340,931
3.30%, 5/3/2027	482,000	450,164
3.95%, 8/1/2025	790,000	766,655
4.05%, 5/3/2029 (b)	820,000	780,665
4.05%, 12/3/2042 (b)	400,000	348,116
4.20%, 11/6/2025	643,000	626,539
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	300,000	282,858
SOFR + 2.26%, 4.99%, 5/26/2033 (b) (c)	203,000	194,358
5.85%, 11/5/2027	530,000	542,974
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (b)	110,000	102,611
3.00%, 4/2/2025	251,000	239,148
BlackRock, Inc.:
1.90%, 1/28/2031	430,000	352,772
2.40%, 4/30/2030	267,000	231,358
3.20%, 3/15/2027 (b)	468,000	443,692
3.25%, 4/30/2029	269,000	250,025
4.75%, 5/25/2033	2,000,000	1,967,060
Brookfield Corp. 4.00%, 1/15/2025	431,000	418,389
Brookfield Finance, Inc.:
2.72%, 4/15/2031	150,000	122,693
3.90%, 1/25/2028 (b)	366,000	339,245
4.25%, 6/2/2026	111,000	106,847
4.35%, 4/15/2030	200,000	185,220
4.85%, 3/29/2029 (b)	613,000	589,154
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	217,000	186,611
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	221,000	156,271
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	661,000	617,010
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	349,000	297,142
3.30%, 10/30/2024 (b)	926,000	889,719
3.65%, 5/11/2027	156,600	145,489
3.75%, 7/28/2026	467,000	434,950
3.75%, 3/9/2027	667,200	621,523
Security Description	Principal Amount	Value
3.80%, 1/31/2028	$ 262,300	$ 241,555
4.20%, 10/29/2025	17,760	17,020
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	310,000	294,041
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	650,000	614,607
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	148,769
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	450,000	429,795
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	835,000	829,046
Cboe Global Markets, Inc. 3.00%, 3/16/2032	260,000	222,745
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	425,000	375,492
1.65%, 3/11/2031 (b)	275,000	211,002
1.95%, 12/1/2031 (b)	245,000	186,046
2.00%, 3/20/2028	386,000	333,612
2.30%, 5/13/2031 (b)	200,000	159,466
2.45%, 3/3/2027	226,000	202,968
2.75%, 10/1/2029	154,000	131,137
2.90%, 3/3/2032	273,000	225,463
3.00%, 3/10/2025	118,000	112,691
3.20%, 3/2/2027 (b)	150,000	138,668
3.25%, 5/22/2029	222,000	196,064
3.30%, 4/1/2027	224,000	207,086
3.45%, 2/13/2026	291,000	274,864
3.85%, 5/21/2025	273,000	263,076
4.00%, 2/1/2029 (b)	184,000	172,507
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	800,000	803,408
CI Financial Corp. 3.20%, 12/17/2030 (b)	297,000	222,824
CME Group, Inc.:
3.00%, 3/15/2025	347,000	334,428
3.75%, 6/15/2028	146,000	139,741
5.30%, 9/15/2043	347,000	360,613
Credit Suisse USA, Inc. 7.13%, 7/15/2032	146,000	160,807
Discover Financial Services:
3.75%, 3/4/2025	68,000	64,977
4.10%, 2/9/2027	294,000	273,441
6.70%, 11/29/2032 (b)	425,000	438,541
Franklin Resources, Inc. 1.60%, 10/30/2030	250,000	196,978
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (b)	658,000	506,647
2.10%, 6/15/2030 (b)	424,000	354,778
3.00%, 6/15/2050	503,000	348,931
3.00%, 9/15/2060	190,000	124,131
3.10%, 9/15/2027 (b)	260,000	243,178
3.65%, 5/23/2025	595,000	583,046
3.75%, 9/21/2028 (b)	342,000	325,365
4.00%, 9/15/2027 (b)	405,000	394,616

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.25%, 9/21/2048	$ 271,000	$ 235,672
4.35%, 6/15/2029	425,000	416,394
4.60%, 3/15/2033	168,000	162,810
4.95%, 6/15/2052	280,000	267,109
5.20%, 6/15/2062	285,000	282,840
Invesco Finance PLC 3.75%, 1/15/2026	100,000	96,468
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	530,000	412,208
2.75%, 10/15/2032 (b)	250,000	192,328
4.15%, 1/23/2030	384,000	346,095
4.85%, 1/15/2027	119,000	116,591
Lazard Group LLC 3.63%, 3/1/2027	151,000	140,466
Legg Mason, Inc. 5.63%, 1/15/2044	186,000	182,148
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	152,196
2.00%, 3/3/2025	348,200	331,082
2.00%, 11/18/2031	200,000	165,510
2.95%, 11/21/2026	301,000	284,541
2.95%, 3/15/2051	479,000	350,034
3.30%, 3/26/2027	115,000	109,855
3.35%, 3/26/2030	399,000	371,968
3.50%, 2/26/2028 (b)	179,000	171,115
3.65%, 6/1/2049	189,000	157,668
3.80%, 11/21/2046 (b)	147,000	124,918
3.85%, 3/26/2050	293,000	252,748
3.95%, 2/26/2048	115,000	101,959
4.88%, 3/9/2028	355,000	359,171
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	794,000	764,987
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	248,300	192,696
2.50%, 12/21/2040	513,000	344,254
3.85%, 6/30/2026	202,000	194,419
5.55%, 2/15/2034	415,000	416,639
5.95%, 8/15/2053	150,000	153,521
Nomura Holdings, Inc.:
1.65%, 7/14/2026	387,000	340,440
1.85%, 7/16/2025	358,000	327,584
2.17%, 7/14/2028 (b)	524,000	442,146
2.33%, 1/22/2027	587,000	519,430
2.61%, 7/14/2031	235,000	186,548
2.65%, 1/16/2025	496,000	468,794
2.68%, 7/16/2030	251,000	205,341
2.71%, 1/22/2029	185,000	156,133
3.00%, 1/22/2032	26,000	21,043
5.71%, 1/9/2026	231,000	229,000
5.84%, 1/18/2028	115,000	114,834
6.18%, 1/18/2033 (b)	300,000	308,808
ORIX Corp.:
3.70%, 7/18/2027	118,000	111,193
5.00%, 9/13/2027	165,000	162,622
Security Description	Principal Amount	Value
5.20%, 9/13/2032 (b)	$ 200,000	$ 202,688
Private Export Funding Corp.:
Series PP, 1.40%, 7/15/2028	239,000	206,126
1.75%, 11/15/2024	938,000	891,119
Radian Group, Inc.:
4.50%, 10/1/2024	127,000	123,789
6.63%, 3/15/2025	143,000	142,811
Raymond James Financial, Inc.:
3.75%, 4/1/2051	286,000	216,376
4.95%, 7/15/2046	165,000	148,850
Stifel Financial Corp. 4.00%, 5/15/2030	139,000	119,270
Synchrony Financial:
2.88%, 10/28/2031 (b)	179,000	129,675
3.70%, 8/4/2026	153,000	136,834
3.95%, 12/1/2027	226,250	197,080
4.25%, 8/15/2024	191,000	183,929
4.50%, 7/23/2025	500,000	472,540
Visa, Inc.:
1.10%, 2/15/2031	348,000	274,885
1.90%, 4/15/2027	850,000	774,630
2.00%, 8/15/2050	350,000	214,785
2.05%, 4/15/2030	401,000	343,898
2.70%, 4/15/2040	200,000	153,460
3.15%, 12/14/2025	704,000	674,742
3.65%, 9/15/2047	728,000	616,601
4.15%, 12/14/2035	627,000	597,073
4.30%, 12/14/2045	1,136,000	1,054,481
Voya Financial, Inc.:
3.65%, 6/15/2026	164,000	154,222
4.80%, 6/15/2046	392,000	323,106
5.70%, 7/15/2043	221,000	211,727
Western Union Co.:
1.35%, 3/15/2026	120,000	106,250
2.75%, 3/15/2031	140,000	110,838
2.85%, 1/10/2025	166,000	158,065
		58,958,436
ELECTRIC — 2.0%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	282,000	230,763
3.95%, 6/1/2028	223,000	209,656
4.70%, 5/15/2032	25,000	23,944
5.25%, 5/15/2052	180,000	171,061
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	180,000	116,230
3.10%, 12/1/2026	171,000	160,331
3.15%, 9/15/2049	20,000	14,190
Series M, 3.65%, 4/1/2050	153,000	118,583
3.80%, 6/15/2049	254,000	201,511
4.00%, 12/1/2046	327,000	273,670
AES Corp.:
1.38%, 1/15/2026	185,000	165,225

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.45%, 1/15/2031 (b)	$ 393,000	$ 317,902
5.45%, 6/1/2028	350,000	343,756
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	200,000	158,276
3.00%, 3/15/2052	200,000	135,468
3.13%, 7/15/2051	485,000	335,926
3.45%, 10/1/2049	350,000	256,949
3.75%, 9/1/2027	100,000	95,659
3.75%, 3/1/2045	200,000	157,720
3.94%, 9/1/2032	280,000	258,695
4.30%, 1/2/2046	540,000	454,270
Ameren Corp.:
1.75%, 3/15/2028	125,000	107,285
1.95%, 3/15/2027	207,000	184,124
2.50%, 9/15/2024 (b)	424,000	406,578
3.50%, 1/15/2031	234,000	209,194
3.65%, 2/15/2026	451,000	429,708
Ameren Illinois Co.:
1.55%, 11/15/2030	110,000	87,039
3.80%, 5/15/2028 (b)	200,000	190,652
5.90%, 12/1/2052	360,000	393,696
American Electric Power Co., Inc.:
2.30%, 3/1/2030	410,000	340,607
3.20%, 11/13/2027	263,000	243,420
Series J, 4.30%, 12/1/2028	344,000	328,702
5.75%, 11/1/2027	511,000	522,385
5.95%, 11/1/2032	250,000	260,845
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	380,000	316,874
Series BB, 4.50%, 8/1/2032	625,000	587,387
Series Y, 4.50%, 3/1/2049	150,000	126,230
7.00%, 4/1/2038	175,000	197,197
Arizona Public Service Co.:
2.20%, 12/15/2031	450,000	351,819
3.15%, 5/15/2025	290,000	277,359
3.35%, 5/15/2050	124,000	85,415
3.50%, 12/1/2049	212,000	148,534
4.20%, 8/15/2048	175,000	137,237
4.25%, 3/1/2049	275,000	217,855
6.35%, 12/15/2032	50,000	53,040
Atlantic City Electric Co. 2.30%, 3/15/2031	521,000	430,867
Avangrid, Inc.:
3.15%, 12/1/2024	147,000	141,214
3.20%, 4/15/2025	162,469	154,607
3.80%, 6/1/2029	129,000	117,961
Avista Corp.:
4.00%, 4/1/2052	200,000	159,096
4.35%, 6/1/2048	150,000	129,545
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	200,000	166,506
3.50%, 8/15/2046	31,000	23,368
Security Description	Principal Amount	Value
3.75%, 8/15/2047	$ 400,000	$ 313,392
5.40%, 6/1/2053	470,000	478,592
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	105,000	81,549
3.25%, 4/15/2028	425,000	391,013
3.50%, 2/1/2025	243,000	234,901
3.70%, 7/15/2030	220,000	201,903
3.80%, 7/15/2048	259,000	199,927
4.05%, 4/15/2025	561,000	547,867
4.25%, 10/15/2050	300,000	242,634
5.15%, 11/15/2043	210,000	195,227
6.13%, 4/1/2036	915,000	954,674
Black Hills Corp.:
2.50%, 6/15/2030	55,000	45,376
3.05%, 10/15/2029	451,000	387,003
3.15%, 1/15/2027	50,000	46,342
3.88%, 10/15/2049	100,000	73,725
3.95%, 1/15/2026	160,000	152,952
4.35%, 5/1/2033	236,000	210,458
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	217,000	182,189
Series AA, 3.00%, 2/1/2027	224,000	209,527
Series AF, 3.35%, 4/1/2051	155,000	116,142
3.95%, 3/1/2048	486,000	402,447
Series AI, 4.45%, 10/1/2032	280,000	269,926
Series K2, 6.95%, 3/15/2033	306,000	350,137
CenterPoint Energy, Inc.:
2.50%, 9/1/2024 (b)	150,000	144,078
2.65%, 6/1/2031 (b)	125,000	104,441
2.95%, 3/1/2030	149,000	129,754
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	160,000	150,179
4.97%, 5/1/2046	436,000	365,987
CMS Energy Corp.:
3.00%, 5/15/2026	106,000	99,234
3.45%, 8/15/2027	194,000	181,429
Commonwealth Edison Co.:
2.55%, 6/15/2026	230,000	215,027
Series 131, 2.75%, 9/1/2051	265,000	171,927
Series 122, 2.95%, 8/15/2027	25,000	23,145
Series 130, 3.13%, 3/15/2051	630,000	442,380
Series 127, 3.20%, 11/15/2049	310,000	221,476
3.65%, 6/15/2046	287,000	224,388
3.70%, 8/15/2028 (b)	151,000	142,363

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 123, 3.75%, 8/15/2047	$ 680,000	$ 537,078
4.00%, 3/1/2049	338,000	279,813
4.90%, 2/1/2033	305,000	303,713
5.30%, 2/1/2053	320,000	326,522
Series 103, 5.90%, 3/15/2036	175,000	183,125
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	116,000	109,204
4.00%, 4/1/2048	258,000	217,708
5.25%, 1/15/2053	310,000	315,512
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	523,000	486,149
3.20%, 12/1/2051	170,000	118,313
Series 20A, 3.35%, 4/1/2030	275,000	250,376
3.60%, 6/15/2061	200,000	144,850
Series 2017, 3.88%, 6/15/2047	475,000	373,032
3.95%, 3/1/2043	150,000	122,253
Series 20B, 3.95%, 4/1/2050	350,000	285,404
Series A, 4.13%, 5/15/2049	320,000	261,958
Series 12-A, 4.20%, 3/15/2042	1,000	857
Series C, 4.30%, 12/1/2056	375,000	304,519
4.45%, 3/15/2044	344,000	300,666
4.50%, 12/1/2045	232,000	202,012
4.50%, 5/15/2058	330,000	277,081
4.63%, 12/1/2054	250,000	215,592
Series E, 4.65%, 12/1/2048	200,000	177,610
Series 09-C, 5.50%, 12/1/2039	140,000	138,020
5.70%, 6/15/2040	200,000	201,108
Series 06-A, 5.85%, 3/15/2036	220,000	224,767
6.15%, 11/15/2052	180,000	198,419
Constellation Energy Generation LLC:
3.25%, 6/1/2025	255,000	242,819
6.25%, 10/1/2039	374,000	387,801
Consumers Energy Co.:
3.10%, 8/15/2050	352,000	248,920
3.50%, 8/1/2051	250,000	191,180
3.95%, 5/15/2043	75,000	62,766
4.05%, 5/15/2048	225,000	189,711
4.20%, 9/1/2052	450,000	385,978
4.65%, 3/1/2028	511,000	507,244
Dayton Power & Light Co. 3.95%, 6/15/2049	206,000	160,480
Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	$ 200,000	$ 214,138
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	155,000	139,423
Series D, 2.85%, 8/15/2026	146,000	135,339
3.07%, 8/15/2024 (f)	636,000	614,471
Series A, 3.30%, 3/15/2025	285,000	273,355
Series B, 3.30%, 4/15/2041	209,000	155,124
Series C, 3.38%, 4/1/2030	403,000	360,729
Series B, 3.60%, 3/15/2027	211,000	199,062
3.90%, 10/1/2025	148,300	143,215
Series C, 4.05%, 9/15/2042	689,000	548,899
4.25%, 6/1/2028	308,000	294,577
4.70%, 12/1/2044	288,000	250,220
Series C, 4.90%, 8/1/2041	370,000	331,686
Series F, 5.25%, 8/1/2033	159,000	156,682
5.38%, 11/15/2032 (b)	250,000	251,205
Series B, 5.95%, 6/15/2035	277,000	284,656
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	266,000	233,247
2.25%, 3/1/2030	424,000	361,736
Series A, 3.00%, 3/1/2032	540,000	465,318
3.70%, 3/15/2045	225,000	178,668
3.70%, 6/1/2046	172,000	134,222
3.75%, 8/15/2047	320,000	251,693
3.95%, 3/1/2049	100,000	82,275
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	20,000	18,323
Series C, 2.53%, 10/1/2024 (f)	324,000	310,227
2.85%, 10/1/2026	257,000	236,746
Series C, 3.40%, 6/15/2029	355,000	317,604
4.22%, 11/1/2024 (f)	419,000	409,966
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	187,000	161,495
2.45%, 2/1/2030	200,000	171,958
2.55%, 4/15/2031	327,000	277,773
2.85%, 3/15/2032	200,000	170,156
3.20%, 8/15/2049	330,000	237,937
3.70%, 12/1/2047	325,000	254,413
3.75%, 6/1/2045	461,000	362,198
3.88%, 3/15/2046	550,000	437,690
4.00%, 9/30/2042	246,000	203,855
4.25%, 12/15/2041	152,000	131,717
4.95%, 1/15/2033 (b)	250,000	248,400
5.30%, 2/15/2040	300,000	300,759
5.35%, 1/15/2053	353,000	358,044

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.05%, 4/15/2038	$ 504,000	$ 532,375
6.10%, 6/1/2037	108,000	113,051
Duke Energy Corp.:
0.90%, 9/15/2025	655,000	596,076
2.45%, 6/1/2030	736,000	618,056
2.55%, 6/15/2031	332,000	274,856
2.65%, 9/1/2026	150,000	138,732
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (c)	314,000	233,757
3.40%, 6/15/2029	395,000	357,060
3.95%, 8/15/2047	415,000	321,007
4.30%, 3/15/2028	225,000	216,378
4.50%, 8/15/2032	269,000	253,998
5.00%, 12/8/2025	215,000	213,637
5.00%, 12/8/2027	125,000	124,148
5.00%, 8/15/2052	250,000	228,802
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	227,505
3.80%, 7/15/2028	164,000	156,372
3.85%, 11/15/2042	380,000	308,879
5.65%, 4/1/2040	225,000	232,882
5.95%, 11/15/2052	105,000	114,382
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	474,153	430,536
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	162,815
Series YYY, 3.25%, 10/1/2049	245,000	175,324
5.40%, 4/1/2053	700,000	707,105
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	434,000	360,342
3.65%, 2/1/2029	300,000	278,973
3.70%, 6/15/2046	228,000	173,132
4.30%, 2/1/2049	260,000	217,867
5.65%, 4/1/2053	200,000	205,890
Duke Energy Progress LLC:
2.90%, 8/15/2051	100,000	66,782
3.40%, 4/1/2032	125,000	110,503
3.60%, 9/15/2047	469,000	360,412
3.70%, 10/15/2046	169,000	131,310
4.10%, 3/15/2043	125,000	104,564
4.15%, 12/1/2044	235,000	195,464
4.20%, 8/15/2045	387,000	322,348
5.25%, 3/15/2033	550,000	559,322
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	119,057
Edison International:
3.55%, 11/15/2024	128,000	123,811
4.95%, 4/15/2025	161,000	158,086
5.75%, 6/15/2027 (b)	200,000	200,416
6.95%, 11/15/2029	100,000	105,326
Security Description	Principal Amount	Value
Emera U.S. Finance LP 4.75%, 6/15/2046	$ 688,000	$ 558,051
Enel Chile SA 4.88%, 6/12/2028	251,000	241,374
Entergy Arkansas LLC:
2.65%, 6/15/2051	165,000	103,128
3.35%, 6/15/2052	165,000	117,843
4.20%, 4/1/2049	150,000	125,795
5.15%, 1/15/2033	185,000	185,775
Entergy Corp.:
0.90%, 9/15/2025	169,000	151,936
1.90%, 6/15/2028	230,000	196,300
2.40%, 6/15/2031	379,000	306,994
2.80%, 6/15/2030	516,000	437,439
2.95%, 9/1/2026	147,000	135,743
Entergy Louisiana LLC:
0.95%, 10/1/2024	176,000	166,023
1.60%, 12/15/2030	126,000	98,507
2.35%, 6/15/2032	281,000	225,879
3.05%, 6/1/2031	400,000	347,588
3.12%, 9/1/2027	515,700	476,780
4.00%, 3/15/2033	635,000	577,405
4.20%, 4/1/2050	228,000	190,043
4.95%, 1/15/2045	295,000	271,866
Entergy Mississippi LLC:
3.50%, 6/1/2051	195,000	143,543
3.85%, 6/1/2049	265,000	205,608
Entergy Texas, Inc.:
3.55%, 9/30/2049	120,000	89,076
4.50%, 3/30/2039	250,000	225,042
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	270,000	190,431
4.13%, 3/1/2042	250,000	210,305
4.25%, 12/1/2045	380,000	313,230
5.70%, 3/15/2053	138,000	142,146
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	250,000	204,050
4.20%, 6/15/2047	145,000	120,073
5.30%, 10/1/2041	200,000	194,756
Evergy, Inc.:
2.45%, 9/15/2024	181,000	173,749
2.90%, 9/15/2029	120,000	104,744
Eversource Energy:
Series Q, 0.80%, 8/15/2025	166,000	149,511
Series U, 1.40%, 8/15/2026 (b)	196,000	173,974
Series R, 1.65%, 8/15/2030	295,000	234,469
2.90%, 3/1/2027	200,000	184,604
Series M, 3.30%, 1/15/2028	180,000	165,721
3.38%, 3/1/2032	100,000	87,342
4.60%, 7/1/2027	305,000	297,692
5.45%, 3/1/2028 (b)	750,000	755,265

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Exelon Corp.:
2.75%, 3/15/2027	$ 95,000	$ 87,023
3.40%, 4/15/2026	199,000	189,567
3.95%, 6/15/2025	300,000	290,391
4.05%, 4/15/2030	266,000	249,332
4.70%, 4/15/2050	119,000	105,376
5.10%, 6/15/2045	271,000	253,610
5.60%, 3/15/2053 (b)	146,000	147,280
5.63%, 6/15/2035	194,000	196,367
Florida Power & Light Co.:
2.45%, 2/3/2032	372,000	313,350
2.85%, 4/1/2025	500,000	480,775
2.88%, 12/4/2051	217,000	149,927
3.15%, 10/1/2049	200,000	146,044
3.70%, 12/1/2047	357,000	289,627
3.95%, 3/1/2048	513,000	432,310
4.05%, 10/1/2044	500,000	427,750
4.40%, 5/15/2028	560,000	549,489
5.05%, 4/1/2028	350,000	352,824
5.30%, 4/1/2053	1,500,000	1,552,905
5.65%, 2/1/2037	362,000	378,428
5.69%, 3/1/2040	115,000	120,778
5.95%, 2/1/2038	209,000	224,562
5.96%, 4/1/2039	283,000	305,269
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	318,000	303,989
3.25%, 3/30/2027	310,000	288,740
Series B, 3.70%, 1/30/2050	100,000	76,973
4.30%, 3/15/2042	468,600	404,055
4.30%, 3/15/2043	250,000	210,828
4.65%, 5/16/2028	500,000	490,450
5.13%, 5/15/2052	209,000	203,581
Iberdrola International BV:
5.81%, 3/15/2025	100,000	100,437
6.75%, 7/15/2036 (b)	238,000	268,869
Idaho Power Co. 5.50%, 3/15/2053	550,000	562,820
Indiana Michigan Power Co.:
4.25%, 8/15/2048	26,000	21,869
Series K, 4.55%, 3/15/2046	70,000	61,770
Interstate Power & Light Co.:
2.30%, 6/1/2030	184,000	152,891
3.50%, 9/30/2049	250,000	182,910
3.70%, 9/15/2046	110,000	82,664
6.25%, 7/15/2039	185,000	195,358
ITC Holdings Corp.:
3.25%, 6/30/2026 (b)	275,000	260,353
3.35%, 11/15/2027 (b)	176,000	164,351
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	139,883	132,483
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	142,821
Security Description	Principal Amount	Value
4.38%, 10/1/2045	$ 491,000	$ 412,239
5.13%, 11/1/2040	272,000	260,777
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	500,000	509,030
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	168,179
3.15%, 4/15/2050	287,000	200,777
3.50%, 10/15/2024	432,000	420,293
3.65%, 8/1/2048	325,000	250,159
3.95%, 8/1/2047	350,000	283,185
4.25%, 5/1/2046	375,000	315,364
4.40%, 10/15/2044	205,000	179,014
4.80%, 9/15/2043	286,000	264,132
Mississippi Power Co.:
3.95%, 3/30/2028	55,000	51,791
Series 12-A, 4.25%, 3/15/2042	191,000	158,755
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026 (b)	140,000	123,984
1.35%, 3/15/2031	185,000	140,976
Series MTN, 1.88%, 2/7/2025	136,000	128,498
2.40%, 3/15/2030	651,000	550,941
2.75%, 4/15/2032	296,000	247,231
3.40%, 2/7/2028	167,000	155,619
4.30%, 3/15/2049	284,000	240,298
4.40%, 11/1/2048	120,000	102,341
4.80%, 3/15/2028	250,000	247,607
5.80%, 1/15/2033	100,000	104,701
5 Year CMT + 3.53%, 7.13%, 9/15/2053 (c)	600,000	601,818
Series C, 8.00%, 3/1/2032	255,000	299,151
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	150,000	126,465
Series CC, 3.70%, 5/1/2029	263,000	244,185
Series R, 6.75%, 7/1/2037	471,000	517,671
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	705,000	628,493
2.25%, 6/1/2030	1,039,000	863,877
2.44%, 1/15/2032	322,000	261,338
2.75%, 11/1/2029	426,000	370,266
3.55%, 5/1/2027	353,000	333,112
4.26%, 9/1/2024	383,000	376,615
4.63%, 7/15/2027	330,000	322,862
5.00%, 7/15/2032	631,000	622,210
5.25%, 2/28/2053	350,000	337,876
6.05%, 3/1/2025	425,000	427,478
Northern States Power Co.:
2.25%, 4/1/2031	225,000	187,481
2.60%, 6/1/2051	165,000	105,777
2.90%, 3/1/2050	262,500	180,786

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.20%, 4/1/2052	$ 395,000	$ 282,883
3.40%, 8/15/2042	400,000	313,160
3.60%, 5/15/2046	250,000	193,343
4.50%, 6/1/2052	360,000	324,641
5.10%, 5/15/2053	340,000	335,012
6.20%, 7/1/2037	200,000	215,892
6.25%, 6/1/2036	180,000	195,205
NSTAR Electric Co.:
1.95%, 8/15/2031	184,000	147,739
3.10%, 6/1/2051	150,000	105,066
3.20%, 5/15/2027	155,700	146,205
4.55%, 6/1/2052	335,000	302,317
4.95%, 9/15/2052	285,000	278,015
5.50%, 3/15/2040	155,000	157,041
Oglethorpe Power Corp.:
4.50%, 4/1/2047	120,000	99,082
5.05%, 10/1/2048	230,000	203,734
5.38%, 11/1/2040	237,000	221,078
Ohio Edison Co. 6.88%, 7/15/2036	227,000	250,342
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	199,000	157,192
Series R, 2.90%, 10/1/2051	147,000	97,665
4.00%, 6/1/2049	182,000	147,365
4.15%, 4/1/2048	97,000	79,589
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	110,000	98,777
3.85%, 8/15/2047	141,000	109,780
4.15%, 4/1/2047	520,000	426,109
5.40%, 1/15/2033	175,000	177,615
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	565,000	510,466
3.10%, 9/15/2049	279,000	197,434
3.80%, 9/30/2047	391,000	314,368
3.80%, 6/1/2049	472,000	381,112
4.10%, 11/15/2048	172,000	146,604
4.30%, 5/15/2028 (e)	500,000	486,960
4.55%, 9/15/2032	193,000	187,716
4.60%, 6/1/2052	150,000	137,387
4.95%, 9/15/2052	111,000	107,171
5.25%, 9/30/2040	180,000	180,571
5.30%, 6/1/2042	160,000	163,272
Pacific Gas & Electric Co.:
2.10%, 8/1/2027 (b)	396,000	339,633
2.50%, 2/1/2031	895,000	702,101
3.15%, 1/1/2026	256,000	237,658
3.25%, 6/1/2031	373,000	303,566
3.30%, 3/15/2027 (b)	114,000	103,694
3.30%, 12/1/2027	406,000	357,727
3.50%, 8/1/2050	505,000	322,084
3.75%, 7/1/2028	219,000	196,596
4.00%, 12/1/2046	390,000	261,553
Security Description	Principal Amount	Value
4.20%, 3/1/2029 (b)	$ 165,000	$ 148,333
4.20%, 6/1/2041	500,000	372,185
4.40%, 3/1/2032	290,000	251,737
4.50%, 7/1/2040	678,600	527,679
4.55%, 7/1/2030	510,000	461,560
4.65%, 8/1/2028	161,000	149,176
4.75%, 2/15/2044	385,000	298,718
5.25%, 3/1/2052	478,000	387,137
5.90%, 6/15/2032	400,000	385,200
6.10%, 1/15/2029 (b)	550,000	541,431
6.15%, 1/15/2033	250,000	245,517
6.75%, 1/15/2053	107,000	105,618
PacifiCorp:
2.90%, 6/15/2052	300,000	187,233
3.30%, 3/15/2051	353,000	241,741
4.15%, 2/15/2050	440,000	340,534
5.35%, 12/1/2053	350,000	319,116
5.50%, 5/15/2054	270,000	253,327
PECO Energy Co.:
2.80%, 6/15/2050	225,000	148,730
2.85%, 9/15/2051	175,000	116,043
3.05%, 3/15/2051	193,000	133,402
3.70%, 9/15/2047	227,000	179,800
3.90%, 3/1/2048	140,000	115,441
4.15%, 10/1/2044	115,000	97,200
4.38%, 8/15/2052	290,000	256,287
4.60%, 5/15/2052	663,000	608,110
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	176,258	167,107
Series A-1, 4.02%, 6/1/2033	237,942	227,936
Series A-2, 4.26%, 6/1/2038	350,000	334,145
Series A-3, 4.38%, 6/3/2041	425,000	393,104
Series A-4, 4.45%, 12/1/2049	450,000	403,276
Series A-5, 4.67%, 12/1/2053	334,000	312,390
Series A-2, 4.72%, 6/1/2039	350,000	341,971
Series A-4, 5.21%, 12/1/2049	875,000	872,839
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	131,978
Potomac Electric Power Co. 4.15%, 3/15/2043	378,000	326,660
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	109,575
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	270,000	191,144
3.95%, 6/1/2047	160,000	133,666
4.13%, 6/15/2044	130,000	110,379

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Progress Energy, Inc. 7.75%, 3/1/2031	$ 199,000	$ 225,642
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	291,800	235,958
3.60%, 9/15/2042	275,000	217,321
3.70%, 6/15/2028 (b)	229,000	217,211
3.80%, 6/15/2047	250,000	196,160
4.05%, 9/15/2049	384,000	311,800
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	266,000	220,336
Public Service Co. of Oklahoma:
Series K, 3.15%, 8/15/2051	150,000	100,434
5.25%, 1/15/2033	400,000	398,428
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	153,000	138,095
Series MTN, 1.90%, 8/15/2031	365,000	293,340
Series MTN, 2.25%, 9/15/2026	305,000	280,441
Series MTN, 2.45%, 1/15/2030	119,000	102,715
Series MTN, 2.70%, 5/1/2050	193,000	129,125
Series MTN, 3.00%, 3/1/2051	50,000	35,099
3.10%, 3/15/2032 (b)	375,000	327,401
Series MTN, 3.15%, 1/1/2050	180,000	130,315
Series MTN, 3.20%, 5/15/2029	105,000	94,920
Series MTN, 3.60%, 12/1/2047	217,000	170,825
Series MTN, 3.80%, 3/1/2046	546,000	441,845
4.90%, 12/15/2032	125,000	125,003
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	282,000	220,871
2.45%, 11/15/2031	200,000	161,832
5.85%, 11/15/2027	250,000	255,360
Puget Energy, Inc. 3.65%, 5/15/2025	102,000	97,592
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	165,000	108,836
3.25%, 9/15/2049	386,000	274,330
4.22%, 6/15/2048	165,000	139,554
5.45%, 6/1/2053 (b)	500,000	503,535
6.27%, 3/15/2037	136,000	144,270
Security Description	Principal Amount	Value
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	$ 166,500	$ 133,466
Series WWW, 2.95%, 8/15/2051	115,000	78,106
Series XXX, 3.00%, 3/15/2032	108,000	92,585
Series RRR, 3.75%, 6/1/2047	267,000	209,248
6.00%, 6/1/2039	150,000	157,218
SCE Recovery Funding LLC:
Series A-2, 2.94%, 11/15/2044	100,000	80,965
Series A-1, 4.70%, 6/15/2042	200,000	195,122
Series A-4, 5.11%, 12/14/2049	500,000	493,260
Sempra Energy:
3.40%, 2/1/2028	541,000	498,688
3.70%, 4/1/2029	123,000	112,547
3.80%, 2/1/2038	400,000	331,384
4.00%, 2/1/2048	320,000	248,874
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (c)	353,089	285,871
6.00%, 10/15/2039	204,000	208,184
Sierra Pacific Power Co. 2.60%, 5/1/2026	215,000	200,350
Southern California Edison Co.:
Series K, 0.98%, 8/1/2024	590,000	560,246
2.25%, 6/1/2030	430,500	360,019
Series G, 2.50%, 6/1/2031	196,000	163,094
2.75%, 2/1/2032	130,000	108,771
2.85%, 8/1/2029 (b)	230,000	201,848
3.65%, 2/1/2050	654,000	489,205
Series E, 3.70%, 8/1/2025	148,000	142,509
Series 13-A, 3.90%, 3/15/2043	213,000	168,717
4.00%, 4/1/2047	428,000	341,103
4.05%, 3/15/2042	314,000	254,155
Series C, 4.13%, 3/1/2048	396,000	321,992
4.50%, 9/1/2040	194,000	169,205
4.65%, 10/1/2043	232,000	203,049
Series D, 4.70%, 6/1/2027	200,000	196,936
Series B, 4.88%, 3/1/2049	423,000	379,372
Series 05-E, 5.35%, 7/15/2035	315,000	307,903
Series 06-E, 5.55%, 1/15/2037	118,000	115,594
Series 2006A, 5.63%, 2/1/2036	218,000	216,095
5.85%, 11/1/2027	265,000	271,270
5.95%, 11/1/2032	275,000	288,351
Southern Co.:
3.25%, 7/1/2026	941,000	885,933

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (c)	$ 476,000	$ 405,428
4.40%, 7/1/2046	271,000	232,317
4.48%, 8/1/2024 (f)	225,000	220,932
4.85%, 6/15/2028	500,000	490,905
5.15%, 10/6/2025 (b)	247,000	245,953
5.70%, 10/15/2032	205,000	212,495
Southern Power Co.:
4.15%, 12/1/2025	389,000	380,683
Series F, 4.95%, 12/15/2046	295,000	257,862
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	271,443
Series L, 3.85%, 2/1/2048	230,000	172,893
6.20%, 3/15/2040	435,000	446,728
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050 (b)	200,000	139,238
3.40%, 8/15/2046	295,000	213,232
3.70%, 8/15/2047	325,000	248,384
Series 6, 4.40%, 11/15/2048	190,000	162,104
4.50%, 8/15/2041	300,000	260,610
Tampa Electric Co.:
2.40%, 3/15/2031	421,000	345,068
3.45%, 3/15/2051	150,000	107,625
4.10%, 6/15/2042	125,000	106,115
4.30%, 6/15/2048	180,000	150,422
4.45%, 6/15/2049	303,000	256,111
5.00%, 7/15/2052	250,000	232,470
Toledo Edison Co. 6.15%, 5/15/2037	225,000	233,865
Tucson Electric Power Co.:
1.50%, 8/1/2030	378,000	298,510
3.25%, 5/1/2051	10,000	6,863
4.00%, 6/15/2050 (b)	240,000	187,814
4.85%, 12/1/2048	120,000	106,058
Union Electric Co.:
2.15%, 3/15/2032	215,000	172,105
2.95%, 6/15/2027	300,000	279,591
3.25%, 10/1/2049	420,000	296,743
3.65%, 4/15/2045	250,000	193,615
3.90%, 9/15/2042	210,000	171,324
Virginia Electric & Power Co.:
2.30%, 11/15/2031	400,000	325,860
2.40%, 3/30/2032 (b)	199,000	163,146
Series A, 2.88%, 7/15/2029	264,000	234,728
3.30%, 12/1/2049	586,000	420,812
Series B, 3.75%, 5/15/2027	445,000	426,737
Series A, 3.80%, 4/1/2028	495,000	469,275
Security Description	Principal Amount	Value
Series C, 4.00%, 11/15/2046	$ 110,000	$ 87,439
Series B, 4.20%, 5/15/2045	300,000	246,285
4.45%, 2/15/2044	277,000	238,212
Series C, 4.63%, 5/15/2052	100,000	88,418
Series B, 6.00%, 1/15/2036	254,000	265,140
8.88%, 11/15/2038	231,000	307,048
WEC Energy Group, Inc.:
1.38%, 10/15/2027	111,000	94,852
1.80%, 10/15/2030	141,000	112,222
2.20%, 12/15/2028 (b)	423,000	364,283
4.75%, 1/9/2026	200,000	197,114
4.75%, 1/15/2028	125,000	122,248
5.00%, 9/27/2025	260,000	257,681
5.15%, 10/1/2027	415,000	414,896
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	150,000	119,109
3.00%, 7/1/2029	100,000	89,684
3.05%, 10/15/2027	96,000	89,128
3.65%, 4/1/2050	235,000	177,188
Wisconsin Public Service Corp. 3.67%, 12/1/2042	255,000	198,219
Xcel Energy, Inc.:
2.60%, 12/1/2029	264,200	226,092
3.35%, 12/1/2026	153,000	143,649
3.40%, 6/1/2030	164,000	146,116
6.50%, 7/1/2036	5,000	5,344
		134,853,494
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	151,000	121,245
Emerson Electric Co.:
0.88%, 10/15/2026	380,000	335,008
1.80%, 10/15/2027	408,000	361,700
1.95%, 10/15/2030	165,000	136,757
2.00%, 12/21/2028 (b)	300,000	259,911
2.20%, 12/21/2031	227,000	188,011
2.80%, 12/21/2051	230,000	156,683
		1,559,315
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	295,000	242,213
2.30%, 3/12/2031	351,000	287,097
Allegion U.S. Holding Co., Inc.:
3.20%, 10/1/2024	121,000	116,589
5.41%, 7/1/2032	170,000	167,962
Amphenol Corp.:
2.05%, 3/1/2025	263,000	248,380
2.20%, 9/15/2031	107,000	87,374
2.80%, 2/15/2030	222,000	194,732

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.35%, 6/1/2029	$ 143,000	$ 138,453
Arrow Electronics, Inc. 3.25%, 9/8/2024	640,000	617,978
Avnet, Inc.:
4.63%, 4/15/2026	146,000	141,467
5.50%, 6/1/2032	138,000	131,428
Flex Ltd.:
3.75%, 2/1/2026	275,000	261,748
4.88%, 6/15/2029	182,000	174,279
6.00%, 1/15/2028	225,000	228,809
Fortive Corp.:
3.15%, 6/15/2026	191,000	180,768
4.30%, 6/15/2046	210,000	167,065
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	176,394
1.35%, 6/1/2025 (b)	255,000	238,165
1.75%, 9/1/2031	290,000	232,679
1.95%, 6/1/2030	318,000	267,473
2.30%, 8/15/2024	375,000	362,535
2.50%, 11/1/2026	139,000	129,848
2.70%, 8/15/2029 (b)	294,000	261,763
3.81%, 11/21/2047	728,000	620,729
4.50%, 1/15/2034 (b)	350,000	342,307
4.85%, 11/1/2024	300,000	298,227
4.95%, 2/15/2028	230,000	233,227
5.00%, 2/15/2033	260,000	265,031
5.70%, 3/15/2037	487,000	519,770
Hubbell, Inc. 2.30%, 3/15/2031	209,000	172,237
Jabil, Inc.:
3.00%, 1/15/2031	165,000	140,011
5.45%, 2/1/2029	330,000	327,815
Keysight Technologies, Inc.:
3.00%, 10/30/2029	101,000	88,533
4.55%, 10/30/2024	140,000	137,676
TD SYNNEX Corp.:
1.75%, 8/9/2026	140,000	122,202
2.38%, 8/9/2028	135,000	110,982
2.65%, 8/9/2031	176,000	135,161
Trimble, Inc.:
4.90%, 6/15/2028	288,000	281,382
6.10%, 3/15/2033	235,000	238,335
Tyco Electronics Group SA:
3.13%, 8/15/2027	300,000	280,620
3.45%, 8/1/2024	198,000	193,093
3.70%, 2/15/2026	144,000	138,960
4.50%, 2/13/2026	161,000	158,651
Vontier Corp.:
1.80%, 4/1/2026	126,000	112,069
2.40%, 4/1/2028	317,000	264,657
2.95%, 4/1/2031	205,000	163,932
		10,400,806
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	333,000	321,252
Security Description	Principal Amount	Value
3.76%, 3/15/2027 (b)	$ 1,840,000	$ 1,716,849
4.05%, 3/15/2029 (b)	210,000	191,915
4.28%, 3/15/2032 (b)	1,261,000	1,117,334
5.05%, 3/15/2042	1,050,000	880,876
5.14%, 3/15/2052	1,289,000	1,051,115
5.39%, 3/15/2062 (b)	808,000	656,710
		5,936,051
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	540,000	424,132
1.75%, 2/15/2032 (b)	126,000	98,862
2.30%, 3/1/2030 (b)	463,000	395,976
2.50%, 8/15/2024	272,000	262,458
2.90%, 7/1/2026	133,000	125,262
3.05%, 3/1/2050	190,000	135,822
3.38%, 11/15/2027	327,500	308,240
3.95%, 5/15/2028	297,000	285,444
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	92,989
2.60%, 2/1/2030 (b)	220,000	190,582
2.95%, 1/15/2052	255,000	174,810
3.20%, 6/1/2032	320,000	278,701
3.50%, 5/1/2029	215,000	197,993
4.25%, 12/1/2028	271,000	260,721
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	125,000	112,770
1.15%, 3/15/2028 (b)	164,000	139,700
1.50%, 3/15/2031	260,000	206,890
2.00%, 6/1/2029	154,000	131,729
2.50%, 11/15/2050	340,000	217,773
3.13%, 3/1/2025 (b)	150,000	144,672
3.15%, 11/15/2027	257,000	241,184
4.15%, 4/15/2032	455,000	433,424
4.15%, 7/15/2049	100,000	88,052
		4,948,186
FOOD — 0.4%
Campbell Soup Co.:
2.38%, 4/24/2030	500,000	420,975
3.95%, 3/15/2025	324,000	315,113
4.15%, 3/15/2028	253,000	242,478
4.80%, 3/15/2048	481,000	435,305
Conagra Brands, Inc.:
1.38%, 11/1/2027	45,000	38,155
4.60%, 11/1/2025	362,000	353,877
4.85%, 11/1/2028	332,000	323,959
5.30%, 11/1/2038	506,000	486,200
5.40%, 11/1/2048	150,000	142,966
Flowers Foods, Inc. 2.40%, 3/15/2031	110,000	89,938
General Mills, Inc.:
2.25%, 10/14/2031	210,000	172,150
2.88%, 4/15/2030 (b)	340,000	302,076
3.00%, 2/1/2051 (b)	200,000	141,536
4.00%, 4/17/2025	732,000	713,846

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.20%, 4/17/2028	$ 336,000	$ 326,411
5.24%, 11/18/2025	80,000	79,991
5.40%, 6/15/2040	150,000	150,627
Hershey Co.:
1.70%, 6/1/2030	189,000	156,503
2.30%, 8/15/2026 (b)	20,000	18,678
3.13%, 11/15/2049	194,000	143,133
3.38%, 8/15/2046	75,000	57,270
4.25%, 5/4/2028 (b)	350,000	346,374
Hormel Foods Corp.:
1.70%, 6/3/2028	150,000	130,340
1.80%, 6/11/2030 (b)	181,000	151,206
3.05%, 6/3/2051	274,000	195,187
Ingredion, Inc.:
2.90%, 6/1/2030	305,000	263,441
3.90%, 6/1/2050	125,000	92,866
J M Smucker Co.:
2.38%, 3/15/2030	115,000	97,963
3.38%, 12/15/2027 (b)	189,000	177,046
3.50%, 3/15/2025	436,000	421,355
3.55%, 3/15/2050 (b)	75,000	55,097
4.25%, 3/15/2035	380,000	346,085
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027 (e)	250,000	219,605
4.38%, 2/2/2052 (e)	300,000	211,146
5.13%, 2/1/2028 (e)	453,000	434,631
5.50%, 1/15/2030 (e)	563,000	539,613
5.75%, 4/1/2033 (b) (e)	415,000	390,839
6.50%, 12/1/2052 (e)	660,000	624,261
Kellogg Co.:
2.10%, 6/1/2030	156,000	129,274
3.25%, 4/1/2026	325,000	309,562
3.40%, 11/15/2027	572,000	535,741
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	156,000	157,234
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,608,000	1,516,875
3.75%, 4/1/2030 (b)	275,000	255,310
4.25%, 3/1/2031	118,000	112,311
4.38%, 6/1/2046	1,119,000	953,478
4.63%, 10/1/2039	100,000	90,507
4.88%, 10/1/2049 (b)	435,000	396,742
5.00%, 6/4/2042 (b)	553,000	517,276
6.75%, 3/15/2032	90,000	99,137
Kroger Co.:
1.70%, 1/15/2031	223,000	174,979
2.20%, 5/1/2030	565,000	467,605
3.50%, 2/1/2026	101,000	96,897
3.70%, 8/1/2027	303,000	289,350
3.88%, 10/15/2046	541,000	417,122
3.95%, 1/15/2050	175,000	140,094
4.45%, 2/1/2047	107,400	93,739
4.65%, 1/15/2048	260,000	228,688
Security Description	Principal Amount	Value
5.40%, 1/15/2049	$ 219,000	$ 216,409
6.90%, 4/15/2038	149,000	165,500
McCormick & Co., Inc.:
2.50%, 4/15/2030 (b)	700,000	592,242
3.40%, 8/15/2027	323,000	302,322
Mondelez International, Inc.:
1.50%, 5/4/2025	186,000	173,531
1.50%, 2/4/2031	129,000	101,437
1.88%, 10/15/2032 (b)	130,000	101,083
2.63%, 3/17/2027	145,000	133,893
2.63%, 9/4/2050	394,000	254,760
2.75%, 4/13/2030	352,000	308,577
3.00%, 3/17/2032	100,000	86,607
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (b)	198,000	157,673
4.25%, 4/15/2031	385,000	330,330
6.25%, 7/1/2033	200,000	194,564
Sysco Corp.:
2.40%, 2/15/2030 (b)	551,000	470,009
3.25%, 7/15/2027	229,000	214,003
3.75%, 10/1/2025	213,000	205,969
4.50%, 4/1/2046	418,000	355,496
4.85%, 10/1/2045	115,000	102,301
5.95%, 4/1/2030	347,000	362,986
6.60%, 4/1/2050	350,078	399,127
Tyson Foods, Inc.:
3.55%, 6/2/2027	540,000	507,832
3.95%, 8/15/2024	100,000	98,151
4.00%, 3/1/2026	307,000	296,571
4.35%, 3/1/2029	99,000	94,316
4.55%, 6/2/2047	535,000	447,217
4.88%, 8/15/2034 (b)	333,000	320,812
5.10%, 9/28/2048	275,000	250,305
5.15%, 8/15/2044	102,000	92,683
		24,126,869
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	271,000	249,046
4.50%, 8/1/2024	327,000	321,716
Georgia-Pacific LLC 7.75%, 11/15/2029	184,000	207,730
International Paper Co.:
4.35%, 8/15/2048	175,000	147,539
4.80%, 6/15/2044	440,000	389,044
6.00%, 11/15/2041 (b)	499,000	512,109
Suzano Austria GmbH:
2.50%, 9/15/2028	316,500	269,041
3.75%, 1/15/2031	141,500	120,845
5.00%, 1/15/2030	433,000	405,859
6.00%, 1/15/2029	586,000	582,947
		3,205,876

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	$ 659,000	$ 519,391
2.63%, 9/15/2029	176,000	154,968
2.85%, 2/15/2052	100,000	67,427
3.00%, 6/15/2027	101,000	94,631
3.38%, 9/15/2049	161,000	118,833
4.13%, 3/15/2049	203,000	170,946
5.45%, 10/15/2032	95,000	98,166
5.75%, 10/15/2052	300,000	319,038
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	411,000	329,667
4.00%, 4/1/2028	75,000	71,688
4.40%, 7/1/2032 (b)	165,000	157,920
5.25%, 3/1/2028 (b)	450,000	450,270
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	149,000	142,483
National Fuel Gas Co.:
2.95%, 3/1/2031	321,000	257,525
5.50%, 1/15/2026	321,000	316,063
NiSource, Inc.:
0.95%, 8/15/2025	329,000	300,278
1.70%, 2/15/2031	360,000	282,049
3.49%, 5/15/2027	264,000	248,770
3.60%, 5/1/2030	127,000	114,405
4.38%, 5/15/2047	411,000	351,742
4.80%, 2/15/2044	295,000	268,273
5.00%, 6/15/2052	549,000	506,930
5.25%, 3/30/2028	340,000	340,340
5.65%, 2/1/2045	170,000	169,310
5.95%, 6/15/2041	137,000	140,650
ONE Gas, Inc. 4.50%, 11/1/2048	230,000	197,956
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	280,000	228,861
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	200,000	172,174
2.95%, 4/15/2027	300,000	279,975
3.75%, 9/15/2042	450,000	352,899
Series WW, 3.95%, 2/15/2050	450,000	352,125
Series UU, 4.13%, 6/1/2048	325,000	261,817
Series VV, 4.30%, 1/15/2049	100,000	83,831
Series MM, 5.13%, 11/15/2040	345,000	330,900
5.75%, 6/1/2053	300,000	304,347
6.35%, 11/15/2052	250,000	276,915
Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	$ 474,000	$ 393,757
5.15%, 9/15/2032	214,000	212,322
Southwest Gas Corp.:
2.20%, 6/15/2030	209,000	169,723
3.18%, 8/15/2051	130,000	83,459
4.05%, 3/15/2032	182,000	163,805
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	145,000	108,606
Series K, 3.80%, 9/15/2046	275,000	212,050
		10,177,285
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	116,000	93,071
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	640,000	641,216
6.05%, 4/15/2028 (e)	590,000	586,242
6.30%, 2/15/2030 (e)	198,000	197,469
6.40%, 4/15/2033 (e)	255,000	254,526
Snap-on, Inc. 4.10%, 3/1/2048	372,000	326,687
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	100,000	94,746
2.30%, 3/15/2030 (b)	304,000	251,271
3.40%, 3/1/2026	410,000	388,754
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (c)	197,000	150,224
4.85%, 11/15/2048 (b)	515,000	444,682
		3,428,888
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	233,000	201,662
1.40%, 6/30/2030 (b)	624,000	513,334
2.95%, 3/15/2025	226,000	218,775
3.75%, 11/30/2026	374,000	364,852
3.88%, 9/15/2025 (b)	67,000	65,474
4.75%, 11/30/2036	335,000	336,105
4.75%, 4/15/2043	150,000	147,257
4.90%, 11/30/2046	837,000	843,738
6.00%, 4/1/2039	219,000	244,432
6.15%, 11/30/2037	250,000	279,460
Baxter International, Inc.:
1.73%, 4/1/2031	410,000	317,820
1.92%, 2/1/2027	408,000	362,537
2.27%, 12/1/2028	300,000	257,310
2.54%, 2/1/2032 (b)	250,000	202,518
2.60%, 8/15/2026	183,000	168,236
3.13%, 12/1/2051 (b)	1,022,000	676,319
3.50%, 8/15/2046	160,000	111,354
3.95%, 4/1/2030	284,000	261,959

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Boston Scientific Corp.:
1.90%, 6/1/2025	$ 166,000	$ 155,638
2.65%, 6/1/2030 (b)	342,000	298,043
4.55%, 3/1/2039	162,000	150,279
4.70%, 3/1/2049 (b)	136,000	127,847
Danaher Corp. 2.80%, 12/10/2051 (b)	339,000	234,066
DH Europe Finance II Sarl:
2.20%, 11/15/2024	353,000	337,913
2.60%, 11/15/2029 (b)	241,000	212,155
3.25%, 11/15/2039	609,000	496,164
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (b)	295,000	293,587
5.60%, 11/15/2025	110,000	110,114
5.65%, 11/15/2027	300,000	303,480
5.86%, 3/15/2030 (b)	550,000	564,943
5.91%, 11/22/2032	530,000	554,179
6.38%, 11/22/2052	417,000	463,808
Koninklijke Philips NV 6.88%, 3/11/2038	140,000	155,429
Medtronic Global Holdings SCA 4.50%, 3/30/2033	525,000	514,568
Medtronic, Inc.:
4.38%, 3/15/2035	627,000	601,882
4.63%, 3/15/2045	435,000	422,681
Revvity, Inc.:
0.85%, 9/15/2024	250,000	235,260
1.90%, 9/15/2028	175,000	148,050
2.25%, 9/15/2031	270,000	216,956
2.55%, 3/15/2031	131,500	108,033
3.30%, 9/15/2029	213,000	190,503
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031 (b)	250,000	208,727
3.75%, 3/15/2051	370,000	277,474
Stryker Corp.:
1.95%, 6/15/2030 (b)	158,000	132,067
3.38%, 11/1/2025	115,396	110,444
3.50%, 3/15/2026	471,000	451,576
3.65%, 3/7/2028 (b)	25,000	23,774
4.10%, 4/1/2043	400,000	341,224
4.38%, 5/15/2044	380,000	333,655
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	1,082,000	1,023,258
1.75%, 10/15/2028	175,000	150,773
2.00%, 10/15/2031 (b)	270,000	219,966
2.60%, 10/1/2029	448,000	395,651
2.80%, 10/15/2041	319,000	237,460
4.10%, 8/15/2047	135,000	120,798
4.95%, 11/21/2032	125,000	127,279
5.30%, 2/1/2044	175,000	177,972
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	620,000	584,331
3.05%, 1/15/2026	100,000	94,430
Security Description	Principal Amount	Value
4.45%, 8/15/2045	$ 195,000	$ 164,588
		17,644,167
HEALTH CARE SERVICES — 0.8%
Adventist Health System 2.95%, 3/1/2029 (b)	315,000	274,135
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	152,000	127,321
3.39%, 10/15/2049	109,000	81,900
Aetna, Inc.:
3.88%, 8/15/2047 (b)	367,000	286,410
4.13%, 11/15/2042	231,000	190,205
4.50%, 5/15/2042	196,000	168,103
4.75%, 3/15/2044	605,000	536,883
6.63%, 6/15/2036	360,000	396,324
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	100,000	65,695
5.02%, 7/1/2045	205,000	198,278
Allina Health System Series 2021, 2.90%, 11/15/2051	170,000	111,268
Ascension Health:
Series B, 2.53%, 11/15/2029 (b)	117,000	100,583
Series B, 3.11%, 11/15/2039	483,000	377,170
3.95%, 11/15/2046	257,000	215,993
Banner Health:
2.34%, 1/1/2030	185,000	158,181
2.91%, 1/1/2042	100,000	73,089
2.91%, 1/1/2051	127,000	85,595
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	200,000	135,236
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	64,350
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	309,000	215,435
3.46%, 6/1/2030	230,000	206,190
Centene Corp.:
2.45%, 7/15/2028	150,000	128,576
2.50%, 3/1/2031	497,000	396,303
2.63%, 8/1/2031 (b)	433,000	344,971
4.63%, 12/15/2029	976,000	899,277
Children's Health System of Texas 2.51%, 8/15/2050	640,000	395,123
Children's Hospital Series 2020, 2.93%, 7/15/2050	115,000	75,123
Cigna Holding Co. 5.38%, 2/15/2042	115,000	106,679

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
City of Hope Series 2013, 5.62%, 11/15/2043	$ 285,000	$ 281,948
CommonSpirit Health:
2.76%, 10/1/2024	443,000	426,485
2.78%, 10/1/2030	50,000	42,085
3.35%, 10/1/2029	303,000	266,698
3.91%, 10/1/2050	235,000	181,723
4.19%, 10/1/2049	133,000	108,730
4.35%, 11/1/2042	317,000	271,698
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	785,000	509,379
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	305,000	241,429
Dignity Health:
4.50%, 11/1/2042	350,000	305,872
5.27%, 11/1/2064	139,000	128,927
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	175,000	146,183
Elevance Health, Inc.:
1.50%, 3/15/2026	306,000	276,743
2.25%, 5/15/2030	266,000	222,892
2.38%, 1/15/2025	400,000	380,360
2.55%, 3/15/2031	416,000	349,948
2.88%, 9/15/2029	375,000	330,761
3.13%, 5/15/2050	165,000	115,703
3.35%, 12/1/2024	434,000	419,921
3.50%, 8/15/2024	585,000	570,147
3.60%, 3/15/2051	340,000	260,260
3.65%, 12/1/2027	486,000	459,241
4.10%, 3/1/2028	425,700	408,919
4.55%, 3/1/2048	330,000	290,291
4.55%, 5/15/2052	579,000	515,848
4.63%, 5/15/2042	161,000	145,145
4.65%, 1/15/2043	525,000	479,330
4.65%, 8/15/2044	172,000	154,361
4.75%, 2/15/2033	268,000	260,571
5.10%, 1/15/2044	442,000	418,468
5.13%, 2/15/2053	138,000	133,551
5.35%, 10/15/2025	145,000	144,632
5.50%, 10/15/2032	485,000	498,177
6.10%, 10/15/2052	265,000	290,355
6.38%, 6/15/2037	300,000	323,529
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	175,000	123,431
4.21%, 7/1/2048 (b)	140,000	121,794
HCA, Inc.:
2.38%, 7/15/2031	75,000	59,999
3.13%, 3/15/2027 (e)	415,000	381,103
3.50%, 9/1/2030	760,000	665,722
Security Description	Principal Amount	Value
3.50%, 7/15/2051	$ 192,000	$ 132,227
3.63%, 3/15/2032 (e)	603,000	523,567
4.13%, 6/15/2029	374,000	346,391
4.38%, 3/15/2042 (e)	395,000	324,733
4.50%, 2/15/2027	545,700	527,026
4.63%, 3/15/2052 (e)	336,000	275,903
5.20%, 6/1/2028	210,000	208,818
5.25%, 4/15/2025	500,000	493,575
5.25%, 6/15/2026	480,700	475,600
5.25%, 6/15/2049	778,000	703,499
5.38%, 2/1/2025	425,000	421,349
5.50%, 6/1/2033 (b)	250,000	249,523
5.50%, 6/15/2047	959,000	900,539
5.63%, 9/1/2028	400,000	400,860
5.88%, 2/1/2029	350,000	351,820
5.90%, 6/1/2053	625,000	619,650
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	165,000	133,473
Humana, Inc.:
1.35%, 2/3/2027	381,000	331,603
2.15%, 2/3/2032 (b)	410,000	323,506
3.13%, 8/15/2029	220,000	194,256
3.70%, 3/23/2029	211,000	193,259
3.85%, 10/1/2024	169,000	165,243
4.50%, 4/1/2025	400,000	393,324
4.80%, 3/15/2047	360,000	324,234
5.75%, 3/1/2028	220,000	224,239
5.88%, 3/1/2033	250,000	259,403
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	471,000	398,028
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	336,000	255,000
IQVIA, Inc. 5.70%, 5/15/2028 (e)	200,000	198,152
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	105,000	86,322
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	322,000	225,780
Series 2019, 3.27%, 11/1/2049	249,000	185,164
4.15%, 5/1/2047	702,000	616,679
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	360,000	321,163
2.30%, 12/1/2024	318,000	302,284
2.70%, 6/1/2031 (b)	135,000	114,404
3.25%, 9/1/2024	226,000	218,940
3.60%, 2/1/2025	460,000	445,055

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	$ 250,000	$ 181,835
Series 2017, 3.77%, 7/1/2048	609,000	490,531
Series 2015, 4.12%, 7/1/2055	250,000	208,413
Mayo Clinic Series 2021, 3.20%, 11/15/2061	320,000	217,110
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	135,000	100,574
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	610,000	519,763
5.00%, 7/1/2042	150,000	145,892
Methodist Hospital Series 20A, 2.71%, 12/1/2050	520,000	338,177
Montefiore Obligated Group 4.29%, 9/1/2050	400,000	247,388
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	250,000	192,323
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	640,000	493,498
New York & Presbyterian Hospital:
2.61%, 8/1/2060	160,000	94,043
Series 2019, 3.95%, 8/1/2119	770,000	556,587
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	167,000	125,587
3.98%, 11/1/2046	109,000	84,633
4.26%, 11/1/2047	176,000	144,653
Novant Health, Inc.:
2.64%, 11/1/2036	145,000	109,239
3.17%, 11/1/2051	169,000	121,242
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	270,000	190,377
4.37%, 7/1/2047	184,000	161,686
4.78%, 7/1/2044	343,000	318,239
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	200,000	143,772
Orlando Health Obligated Group 4.09%, 10/1/2048	121,000	100,140
Security Description	Principal Amount	Value
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	$ 165,000	$ 111,194
Series 2018, 4.79%, 11/15/2048	591,000	526,741
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	135,000	87,368
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (b)	258,000	217,267
Series 21A, 2.70%, 10/1/2051	185,000	110,845
Series A, 3.93%, 10/1/2048	245,000	192,945
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (b)	449,000	386,962
3.45%, 6/1/2026	147,000	140,266
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	251,000	206,673
Stanford Health Care 3.03%, 8/15/2051	105,000	73,274
Sutter Health:
Series 20A, 3.16%, 8/15/2040 (b)	100,000	75,483
Series 20A, 3.36%, 8/15/2050	260,000	186,865
Series 2018, 4.09%, 8/15/2048	377,000	310,067
Texas Health Resources:
2.33%, 11/15/2050	367,000	216,926
4.33%, 11/15/2055	100,000	87,351
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	110,000	77,911
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	182,000	164,648
1.25%, 1/15/2026	184,000	168,106
2.00%, 5/15/2030	261,700	220,383
2.38%, 8/15/2024	372,000	359,493
2.75%, 5/15/2040	400,000	297,004
2.88%, 8/15/2029	577,000	518,936
2.90%, 5/15/2050	188,000	131,536
2.95%, 10/15/2027	426,000	395,443
3.25%, 5/15/2051	403,000	299,884
3.38%, 4/15/2027	577,000	548,346
3.45%, 1/15/2027	660,400	633,409
3.50%, 8/15/2039	741,600	621,720
3.70%, 8/15/2049	533,000	429,102
3.75%, 7/15/2025	229,000	222,915
3.75%, 10/15/2047	443,000	364,301
3.85%, 6/15/2028	576,000	552,303
3.88%, 12/15/2028	312,000	299,333
4.00%, 5/15/2029	462,000	441,566
4.20%, 5/15/2032	200,000	190,852

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.20%, 1/15/2047	$ 336,000	$ 296,335
4.25%, 4/15/2047	287,000	251,337
4.25%, 6/15/2048	250,000	220,368
4.45%, 12/15/2048	435,000	396,463
4.50%, 4/15/2033	750,000	731,250
4.63%, 7/15/2035	601,000	587,976
4.75%, 5/15/2052	408,000	387,372
4.95%, 5/15/2062 (b)	131,000	126,170
5.00%, 10/15/2024	205,000	204,313
5.05%, 4/15/2053	550,000	546,002
5.15%, 10/15/2025	165,000	165,447
5.20%, 4/15/2063	150,000	149,630
5.25%, 2/15/2028 (b)	355,000	361,933
5.30%, 2/15/2030	275,000	281,507
5.35%, 2/15/2033 (b)	550,000	571,422
5.70%, 10/15/2040	343,000	361,224
5.80%, 3/15/2036	1,052,000	1,128,344
5.88%, 2/15/2053	345,000	382,715
6.05%, 2/15/2063	960,000	1,085,203
6.63%, 11/15/2037	319,000	364,161
6.88%, 2/15/2038	271,600	323,951
Universal Health Services, Inc.:
1.65%, 9/1/2026	251,000	219,981
2.65%, 10/15/2030	530,000	432,644
UPMC Series D-1, 3.60%, 4/3/2025	330,000	317,991
WakeMed Series A, 3.29%, 10/1/2052	278,000	193,891
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	179,000	113,665
Series 2018, 4.81%, 9/1/2048	140,000	125,623
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	69,531
		56,540,915
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	240,000	210,492
1.40%, 10/15/2027 (b)	187,000	160,347
2.50%, 10/15/2024	300,000	287,331
Lennar Corp.:
4.75%, 11/29/2027	282,000	274,206
5.00%, 6/15/2027	200,000	196,260
5.88%, 11/15/2024	230,000	229,860
MDC Holdings, Inc.:
2.50%, 1/15/2031	125,000	98,416
6.00%, 1/15/2043	149,000	134,216
Security Description	Principal Amount	Value
NVR, Inc. 3.00%, 5/15/2030	$ 190,000	$ 164,646
PulteGroup, Inc. 5.00%, 1/15/2027	315,000	310,606
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	200,000	179,352
4.35%, 2/15/2028 (b)	125,000	117,351
		2,363,083
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2027	312,000	287,979
Whirlpool Corp.:
2.40%, 5/15/2031	300,000	243,651
4.60%, 5/15/2050	170,000	141,215
4.75%, 2/26/2029 (b)	192,000	187,256
		860,101
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	250,000	240,763
Series MTN, 4.00%, 8/15/2045	220,000	199,665
4.60%, 3/1/2028 (b)	305,000	306,976
4.60%, 3/1/2033 (b)	400,000	407,052
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	176,000	144,633
2.38%, 12/1/2029 (b)	240,000	207,444
3.13%, 12/1/2049	495,000	361,721
4.15%, 3/15/2047	477,000	417,451
4.65%, 5/15/2033 (b)	250,000	245,918
Haleon U.K. Capital PLC 3.13%, 3/24/2025	353,000	337,383
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	634,000	593,526
3.63%, 3/24/2032	925,000	829,549
4.00%, 3/24/2052 (b)	390,000	323,665
Kenvue, Inc.:
4.90%, 3/22/2033 (e)	750,000	758,370
5.05%, 3/22/2028 (e)	500,000	504,095
5.05%, 3/22/2053 (e)	415,000	423,055
5.10%, 3/22/2043 (e)	190,000	193,080
5.20%, 3/22/2063 (e)	230,000	235,417
5.35%, 3/22/2026 (e)	300,000	302,154
Procter & Gamble Co.:
1.90%, 2/1/2027 (b)	126,000	115,377
1.95%, 4/23/2031	195,000	165,635
2.45%, 11/3/2026	219,000	205,126
2.80%, 3/25/2027	100,000	94,228
3.00%, 3/25/2030	1,762,000	1,631,612
3.55%, 3/25/2040	200,000	176,882
3.60%, 3/25/2050	102,000	86,451
3.95%, 1/26/2028	250,000	245,785
4.05%, 1/26/2033 (b)	625,000	617,619
Unilever Capital Corp.:
0.63%, 8/12/2024	250,000	236,698

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.75%, 8/12/2031	$ 339,000	$ 274,068
2.00%, 7/28/2026	163,000	150,459
2.90%, 5/5/2027	686,000	641,602
3.50%, 3/22/2028	378,000	362,033
		12,035,492
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 0.85%, 8/15/2024 (b)	256,000	241,994
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	301,000	248,753
3.95%, 8/1/2047	100,000	82,675
5.00%, 6/15/2052	25,000	24,734
5.60%, 11/15/2032	180,000	190,141
Clorox Co.:
1.80%, 5/15/2030	270,000	221,127
4.60%, 5/1/2032	194,000	189,468
Kimberly-Clark Corp.:
1.05%, 9/15/2027	108,000	93,281
2.75%, 2/15/2026	83,000	78,694
2.88%, 2/7/2050 (b)	155,000	111,498
3.20%, 4/25/2029	213,000	197,702
3.90%, 5/4/2047	129,000	110,312
3.95%, 11/1/2028 (b)	125,000	121,331
6.63%, 8/1/2037	646,000	760,316
		2,672,026
INSURANCE — 0.7%
Aflac, Inc. 1.13%, 3/15/2026	655,000	586,939
Alleghany Corp.:
3.25%, 8/15/2051	200,000	143,162
3.63%, 5/15/2030	264,000	245,108
Allstate Corp.:
0.75%, 12/15/2025 (b)	261,000	233,916
1.45%, 12/15/2030	150,000	116,517
3.28%, 12/15/2026 (b)	218,000	205,520
3.85%, 8/10/2049 (b)	300,000	233,592
5.25%, 3/30/2033 (b)	390,000	388,748
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	105,000	102,315
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	275,000	265,315
American Financial Group, Inc. 4.50%, 6/15/2047	482,000	393,201
American International Group, Inc.:
3.40%, 6/30/2030	25,000	22,157
3.90%, 4/1/2026	149,900	144,079
4.38%, 6/30/2050	293,000	247,866
4.50%, 7/16/2044	100,000	86,206
4.75%, 4/1/2048	502,000	450,595
4.80%, 7/10/2045	463,000	413,695
5.13%, 3/27/2033	1,000,000	976,180
Security Description	Principal Amount	Value
Aon Corp.:
2.80%, 5/15/2030	$ 633,000	$ 548,570
3.75%, 5/2/2029	240,000	222,151
6.25%, 9/30/2040 (b)	200,000	211,160
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	170,000	155,638
3.90%, 2/28/2052	360,000	282,748
5.00%, 9/12/2032	335,000	330,524
Aon Global Ltd.:
3.88%, 12/15/2025	190,000	183,118
4.60%, 6/14/2044	106,000	92,355
Arch Capital Finance LLC:
4.01%, 12/15/2026	291,000	277,093
5.03%, 12/15/2046	285,000	254,693
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	375,000	340,748
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	150,000	119,795
3.05%, 3/9/2052	25,000	15,965
3.50%, 5/20/2051 (b)	630,000	451,225
Assurant, Inc. 3.70%, 2/22/2030	168,000	145,085
Assured Guaranty U.S. Holdings, Inc. 3.15%, 6/15/2031	137,000	115,834
Athene Holding Ltd.:
3.50%, 1/15/2031 (b)	212,000	174,620
3.95%, 5/25/2051	300,000	202,548
4.13%, 1/12/2028	177,000	161,360
6.65%, 2/1/2033	453,000	457,689
AXIS Specialty Finance LLC 3.90%, 7/15/2029	189,000	172,362
AXIS Specialty Finance PLC 4.00%, 12/6/2027	119,000	111,783
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	228,000	193,846
2.50%, 1/15/2051	235,000	154,200
2.85%, 10/15/2050	438,000	305,067
2.88%, 3/15/2032	280,000	246,624
3.85%, 3/15/2052	1,168,000	966,205
4.20%, 8/15/2048	642,000	578,506
4.25%, 1/15/2049	733,000	667,279
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	674,000	649,345
4.50%, 2/11/2043 (b)	370,500	357,229
Brighthouse Financial, Inc. 5.63%, 5/15/2030 (b)	1,021,000	986,756
Brown & Brown, Inc.:
2.38%, 3/15/2031	571,000	460,511
4.20%, 9/15/2024	100,000	97,746
Chubb Corp.:
6.00%, 5/11/2037	211,400	226,993
Series 1, 6.50%, 5/15/2038	105,000	117,837

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	$ 435,000	$ 345,399
3.15%, 3/15/2025	201,000	194,431
3.35%, 5/3/2026	818,000	786,491
4.15%, 3/13/2043	105,000	90,359
4.35%, 11/3/2045	440,000	398,385
CNA Financial Corp.:
2.05%, 8/15/2030	330,000	264,350
3.45%, 8/15/2027	289,000	268,689
CNO Financial Group, Inc. 5.25%, 5/30/2025	140,000	137,620
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,715,000	1,594,401
3.90%, 4/5/2032 (b)	225,000	195,946
Equitable Holdings, Inc.:
4.35%, 4/20/2028	588,000	550,827
5.00%, 4/20/2048	605,000	520,929
5.59%, 1/11/2033 (b)	250,000	245,568
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	332,000	219,741
3.50%, 10/15/2050	245,000	173,864
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (b) (e)	500,000	499,690
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	150,000	126,477
4.85%, 4/17/2028	170,000	163,433
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	340,000	198,461
3.40%, 6/15/2030 (b)	412,000	360,195
First American Financial Corp. 4.00%, 5/15/2030	220,000	193,272
Globe Life, Inc.:
2.15%, 8/15/2030	497,000	392,053
4.55%, 9/15/2028	150,000	144,858
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	176,000	139,117
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	116,000	100,180
2.90%, 9/15/2051	375,000	245,456
4.30%, 4/15/2043	284,000	231,474
4.40%, 3/15/2048	310,000	258,128
Jackson Financial, Inc. 3.13%, 11/23/2031	417,000	321,232
Kemper Corp. 4.35%, 2/15/2025	182,000	175,089
Lincoln National Corp.:
3.40%, 3/1/2032	150,000	121,209
3.80%, 3/1/2028 (b)	340,000	307,261
4.35%, 3/1/2048	252,000	181,957
7.00%, 6/15/2040	1,020,000	1,064,054
Security Description	Principal Amount	Value
Loews Corp.:
3.20%, 5/15/2030	$ 69,000	$ 61,367
3.75%, 4/1/2026	182,000	176,485
4.13%, 5/15/2043	300,000	247,956
6.00%, 2/1/2035	176,000	182,878
Manulife Financial Corp.:
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	604,000	565,410
4.15%, 3/4/2026	390,000	377,805
Markel Group, Inc. 5.00%, 4/5/2046	843,000	738,923
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	124,000	103,128
3.50%, 3/10/2025	290,000	281,283
3.75%, 3/14/2026	331,000	320,977
4.20%, 3/1/2048	135,000	115,004
4.35%, 1/30/2047	304,000	259,710
4.38%, 3/15/2029	258,000	250,691
4.75%, 3/15/2039	260,000	244,884
4.90%, 3/15/2049	565,000	531,902
5.75%, 11/1/2032	275,000	289,116
6.25%, 11/1/2052	150,000	169,184
Mercury General Corp. 4.40%, 3/15/2027	215,000	203,267
MetLife, Inc.:
3.00%, 3/1/2025	200,000	193,264
3.60%, 11/13/2025	162,000	155,969
4.05%, 3/1/2045	108,500	90,855
4.55%, 3/23/2030 (b)	235,000	230,025
4.60%, 5/13/2046	178,000	159,791
4.72%, 12/15/2044	313,000	278,235
4.88%, 11/13/2043	372,000	344,238
5.00%, 7/15/2052	544,000	512,981
5.25%, 1/15/2054	550,000	535,447
5.70%, 6/15/2035	75,000	77,120
6.40%, 12/15/2066	270,000	269,838
6.50%, 12/15/2032 (b)	191,000	210,713
Old Republic International Corp.:
3.88%, 8/26/2026	180,000	169,751
4.88%, 10/1/2024	185,000	182,079
PartnerRe Finance B LLC 3.70%, 7/2/2029	213,000	195,487
Principal Financial Group, Inc.:
3.10%, 11/15/2026	289,000	267,140
3.70%, 5/15/2029	434,000	398,073
5.38%, 3/15/2033	140,000	139,083
5.50%, 3/15/2053	150,000	142,457
Progressive Corp.:
2.50%, 3/15/2027	165,000	151,610
3.00%, 3/15/2032	205,000	179,154
3.20%, 3/26/2030	300,000	269,121
3.70%, 3/15/2052	25,000	19,700
4.00%, 3/1/2029 (b)	225,000	215,631
4.13%, 4/15/2047	345,000	298,152

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.20%, 3/15/2048	$ 480,000	$ 410,246
4.35%, 4/25/2044	238,000	206,158
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	125,000	114,294
Series MTN, 2.10%, 3/10/2030 (b)	221,000	186,672
Series MTN, 3.70%, 3/13/2051	200,000	153,506
3.91%, 12/7/2047	357,000	285,047
3.94%, 12/7/2049	817,000	650,896
Series MTN, 4.35%, 2/25/2050	223,000	189,534
Series MTN, 4.42%, 3/27/2048	533,000	452,842
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	261,000	239,342
Series MTN, 4.60%, 5/15/2044	121,000	106,741
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (c)	162,000	145,717
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	190,000	185,569
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	364,000	349,709
Series MTN, 5.70%, 12/14/2036	250,000	259,795
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (b) (c)	350,000	334,786
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	316,000	271,378
3.90%, 5/15/2029	163,000	148,410
3.95%, 9/15/2026	110,000	103,860
RenaissanceRe Holdings Ltd. 3.60%, 4/15/2029	362,000	321,804
Stewart Information Services Corp. 3.60%, 11/15/2031	140,000	106,767
Travelers Cos., Inc.:
4.05%, 3/7/2048	286,000	240,249
4.10%, 3/4/2049	461,000	392,744
4.30%, 8/25/2045	310,000	268,999
5.35%, 11/1/2040	372,000	381,322
Series MTN, 6.25%, 6/15/2037	255,000	282,313
Travelers Property Casualty Corp. 6.38%, 3/15/2033	100,000	110,361
Unum Group:
4.00%, 6/15/2029	137,000	126,014
4.13%, 6/15/2051	250,000	184,043
5.75%, 8/15/2042	176,000	165,813
Security Description	Principal Amount	Value
W R Berkley Corp.:
4.00%, 5/12/2050	$ 395,000	$ 309,727
4.75%, 8/1/2044	185,000	161,816
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	127,573
4.50%, 9/15/2028	434,500	414,300
4.65%, 6/15/2027	177,000	172,040
5.35%, 5/15/2033	250,000	243,893
XL Group Ltd. 5.25%, 12/15/2043 (b)	265,000	260,291
		47,371,370
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	200,000	134,214
3.15%, 2/9/2051	340,000	219,953
3.40%, 12/6/2027 (b)	813,000	755,253
3.60%, 11/28/2024	500,000	484,125
4.00%, 12/6/2037	540,000	451,580
4.20%, 12/6/2047	513,000	403,269
4.40%, 12/6/2057 (b)	493,000	387,794
4.50%, 11/28/2034	390,000	358,944
Alphabet, Inc.:
0.80%, 8/15/2027	344,000	297,904
1.10%, 8/15/2030 (b)	538,500	435,571
1.90%, 8/15/2040	872,000	600,136
2.00%, 8/15/2026	300,000	277,632
2.05%, 8/15/2050	752,000	469,549
2.25%, 8/15/2060	345,000	209,591
Amazon.com, Inc.:
0.80%, 6/3/2025 (b)	262,000	242,222
1.00%, 5/12/2026	693,000	623,152
1.20%, 6/3/2027	479,000	420,500
1.50%, 6/3/2030	511,000	420,287
1.65%, 5/12/2028 (b)	309,000	270,023
2.10%, 5/12/2031	535,000	449,726
2.50%, 6/3/2050	188,000	124,838
2.70%, 6/3/2060	333,000	213,836
2.80%, 8/22/2024	1,033,000	1,004,582
2.88%, 5/12/2041	294,000	226,865
3.00%, 4/13/2025	770,000	743,196
3.10%, 5/12/2051	761,000	567,082
3.15%, 8/22/2027	989,000	930,649
3.25%, 5/12/2061	270,000	195,531
3.30%, 4/13/2027	1,070,000	1,020,288
3.45%, 4/13/2029 (b)	25,000	23,548
3.60%, 4/13/2032	306,000	285,207
3.80%, 12/5/2024	760,000	745,925
3.88%, 8/22/2037	905,000	826,428
3.95%, 4/13/2052	368,000	320,002
4.05%, 8/22/2047	969,000	868,263
4.10%, 4/13/2062	437,000	377,245
4.25%, 8/22/2057	392,000	353,560
4.55%, 12/1/2027	500,000	496,755
4.60%, 12/1/2025	450,000	446,638
4.65%, 12/1/2029 (b)	920,000	922,401

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.70%, 11/29/2024	$ 590,000	$ 586,649
4.70%, 12/1/2032	308,000	310,298
4.80%, 12/5/2034	286,000	292,152
4.95%, 12/5/2044	354,000	358,216
Baidu, Inc.:
1.63%, 2/23/2027 (b)	343,000	301,518
2.38%, 10/9/2030	300,000	248,322
2.38%, 8/23/2031	238,000	193,492
3.43%, 4/7/2030 (b)	160,000	143,477
3.63%, 7/6/2027	125,000	117,402
4.38%, 3/29/2028 (b)	200,000	191,740
4.88%, 11/14/2028	80,000	78,155
Booking Holdings, Inc.:
3.55%, 3/15/2028	281,000	264,171
3.65%, 3/15/2025	191,000	185,490
4.63%, 4/13/2030	594,000	579,281
eBay, Inc.:
1.40%, 5/10/2026	127,000	114,710
1.90%, 3/11/2025	256,000	240,799
2.60%, 5/10/2031	480,000	401,333
2.70%, 3/11/2030 (b)	260,000	223,382
3.60%, 6/5/2027 (b)	367,000	347,494
3.65%, 5/10/2051 (b)	280,000	205,246
4.00%, 7/15/2042	215,000	171,473
5.90%, 11/22/2025	163,000	164,884
6.30%, 11/22/2032	150,000	157,542
Expedia Group, Inc.:
3.25%, 2/15/2030 (b)	358,000	311,417
3.80%, 2/15/2028 (b)	348,000	325,805
4.63%, 8/1/2027	115,000	111,592
5.00%, 2/15/2026	203,000	200,341
JD.com, Inc. 3.38%, 1/14/2030 (b)	728,000	652,754
Meta Platforms, Inc.:
3.50%, 8/15/2027	475,000	451,008
3.85%, 8/15/2032 (b)	750,000	696,592
4.45%, 8/15/2052	600,000	522,498
4.60%, 5/15/2028 (b)	550,000	544,236
4.65%, 8/15/2062	100,000	87,799
4.95%, 5/15/2033	750,000	748,927
5.60%, 5/15/2053	940,000	965,239
5.75%, 5/15/2063	500,000	516,945
Netflix, Inc. 4.88%, 4/15/2028 (b)	290,000	286,917
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,383
Tencent Music Entertainment Group 2.00%, 9/3/2030	155,000	122,202
VeriSign, Inc.:
2.70%, 6/15/2031 (b)	105,000	87,439
4.75%, 7/15/2027	375,000	367,950
5.25%, 4/1/2025	175,000	173,140
Security Description	Principal Amount	Value
Weibo Corp. 3.38%, 7/8/2030 (b)	$ 1,191,000	$ 951,835
		32,610,509
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	283,000	245,712
2.88%, 6/15/2027 (b)	120,000	104,068
3.25%, 7/15/2025	722,000	667,922
3.88%, 1/15/2026	439,000	407,366
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	300,000	256,950
2.95%, 3/10/2026	107,000	94,996
Blackstone Private Credit Fund:
1.75%, 9/15/2024	104,000	97,572
2.63%, 12/15/2026	351,000	299,884
3.25%, 3/15/2027	100,000	86,396
4.00%, 1/15/2029	524,000	444,687
4.70%, 3/24/2025 (b)	150,000	144,444
7.05%, 9/29/2025 (b)	446,000	444,939
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	300,000	262,041
3.63%, 1/15/2026	261,000	239,974
FS KKR Capital Corp.:
2.63%, 1/15/2027	235,000	200,885
3.25%, 7/15/2027	166,000	142,382
3.40%, 1/15/2026	358,000	325,386
4.13%, 2/1/2025 (b)	252,000	239,377
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	218,000	200,292
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	120,000	103,340
Owl Rock Capital Corp.:
2.63%, 1/15/2027	229,000	194,400
2.88%, 6/11/2028	158,000	128,749
3.40%, 7/15/2026	263,000	233,134
3.75%, 7/22/2025	145,000	134,228
4.00%, 3/30/2025	156,000	146,599
4.25%, 1/15/2026	171,000	158,315
Owl Rock Capital Corp. III 3.13%, 4/13/2027	130,000	110,143
OWL Rock Core Income Corp. 7.75%, 9/16/2027 (e)	357,000	353,430
Prospect Capital Corp.:
3.44%, 10/15/2028	131,000	100,901
3.71%, 1/22/2026	1,000	886
		6,569,398
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	260,000	253,812
6.55%, 11/29/2027	200,000	205,526

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.75%, 3/1/2041	$ 340,000	$ 345,324
6.80%, 11/29/2032	275,000	282,486
Nucor Corp.:
2.00%, 6/1/2025	77,000	72,010
2.70%, 6/1/2030	80,000	69,454
2.98%, 12/15/2055	217,000	138,949
3.13%, 4/1/2032	191,000	165,349
3.85%, 4/1/2052	206,000	162,340
3.95%, 5/1/2028	535,000	508,234
4.30%, 5/23/2027	165,000	160,431
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	100,000	91,386
Steel Dynamics, Inc.:
3.25%, 1/15/2031	160,000	138,938
3.45%, 4/15/2030	434,000	386,130
Vale Overseas Ltd.:
3.75%, 7/8/2030	768,000	676,984
6.88%, 11/21/2036 (b)	652,000	684,235
		4,341,588
IT SERVICES — 0.0% (a)
Apple, Inc.:
4.00%, 5/10/2028 (b)	405,000	398,131
4.30%, 5/10/2033 (b)	500,000	497,475
4.42%, 5/8/2026 (b)	355,000	353,392
4.85%, 5/10/2053 (b)	500,000	512,245
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	750,000	742,838
		2,504,081
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
4.40%, 9/15/2032 (b)	305,000	265,774
5.10%, 4/1/2052	255,000	190,939
Harley-Davidson, Inc. 3.50%, 7/28/2025	187,000	179,301
		636,014
LODGING — 0.0% (a)
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	151,069
3.70%, 1/15/2031	285,000	240,853
Hyatt Hotels Corp.:
4.38%, 9/15/2028	181,000	171,000
4.85%, 3/15/2026	494,000	484,051
5.75%, 1/30/2027	160,000	159,621
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	325,000	258,476
Series HH, 2.85%, 4/15/2031	389,000	327,106
Series R, 3.13%, 6/15/2026	424,000	398,284
Security Description	Principal Amount	Value
Series X, 4.00%, 4/15/2028	$ 148,000	$ 139,684
Series Z, 4.15%, 12/1/2023	100	99
Series FF, 4.63%, 6/15/2030	334,000	319,838
5.00%, 10/15/2027	110,000	109,196
Series EE, 5.75%, 5/1/2025	295,000	295,782
		3,055,059
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.60%, 9/13/2024	134,000	126,540
Series MTN, 0.80%, 11/13/2025	472,000	427,741
0.90%, 3/2/2026	104,000	93,576
Series MTN, 1.10%, 9/14/2027 (b)	389,000	336,656
Series MTN, 1.15%, 9/14/2026	100,000	88,952
Series MTN, 1.45%, 5/15/2025	163,000	152,141
Series MTN, 3.25%, 12/1/2024	361,000	350,459
3.60%, 8/12/2027	250,000	240,465
4.35%, 5/15/2026	450,000	442,967
4.80%, 1/6/2026	360,000	359,172
4.90%, 1/17/2025	170,000	169,272
5.40%, 3/10/2025	1,000,000	1,002,600
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	135,000	121,391
3.25%, 9/19/2049	448,000	352,370
3.80%, 8/15/2042	829,000	726,610
4.75%, 5/15/2064	334,000	317,941
		5,308,853
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC 1.88%, 1/15/2026 (b)	705,000	643,820
Deere & Co. 2.75%, 4/15/2025	249,000	239,234
Dover Corp.:
2.95%, 11/4/2029	123,000	108,132
5.38%, 10/15/2035	120,000	122,350
Flowserve Corp.:
2.80%, 1/15/2032	140,000	111,531
3.50%, 10/1/2030	110,000	94,120
IDEX Corp.:
2.63%, 6/15/2031	100,000	83,635
3.00%, 5/1/2030	195,000	171,358
John Deere Capital Corp.:
Series MTN, 0.63%, 9/10/2024	103,000	97,367

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 0.70%, 1/15/2026	$ 217,000	$ 195,230
1.05%, 6/17/2026	186,000	167,207
Series MTN, 1.25%, 1/10/2025	148,000	139,598
Series MTN, 1.30%, 10/13/2026	646,000	574,727
1.45%, 1/15/2031	320,000	255,472
Series MTN, 1.50%, 3/6/2028	291,000	251,121
Series MTN, 1.70%, 1/11/2027	121,000	109,412
Series MTN, 1.75%, 3/9/2027	293,000	263,726
Series MTN, 2.05%, 1/9/2025	105,000	100,067
2.13%, 3/7/2025	110,000	104,620
Series MTN, 2.25%, 9/14/2026	165,000	151,980
2.35%, 3/8/2027	150,000	137,343
Series MTN, 2.65%, 6/10/2026 (b)	245,000	230,800
Series MTN, 2.80%, 9/8/2027	104,000	96,283
Series MTN, 2.80%, 7/18/2029	210,000	188,359
3.40%, 6/6/2025 (b)	471,000	456,187
Series MTN, 3.45%, 3/7/2029	308,000	288,149
4.05%, 9/8/2025	220,000	215,272
4.15%, 9/15/2027	285,000	278,317
4.35%, 9/15/2032	210,000	205,825
4.55%, 10/11/2024	180,000	178,357
4.70%, 6/10/2030	465,000	462,010
4.75%, 6/8/2026	325,000	324,337
4.75%, 1/20/2028	280,000	279,577
4.80%, 1/9/2026	265,000	264,120
Series MTN, 4.85%, 10/11/2029	250,000	250,425
Otis Worldwide Corp.:
2.06%, 4/5/2025	701,000	660,952
3.11%, 2/15/2040	434,000	335,465
3.36%, 2/15/2050	100,000	73,203
Rockwell Automation, Inc.:
2.80%, 8/15/2061	135,000	88,197
2.88%, 3/1/2025	206,000	198,232
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	138,000	131,012
3.45%, 11/15/2026	365,000	341,611
4.40%, 3/15/2024	100	99
4.95%, 9/15/2028	550,151	532,898
Xylem, Inc.:
1.95%, 1/30/2028 (b)	180,000	157,982
3.25%, 11/1/2026 (b)	180,000	169,373
		10,529,092
Security Description	Principal Amount	Value
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$ 205,000	$ 170,730
2.80%, 4/1/2031	813,000	655,262
3.50%, 6/1/2041	120,000	81,065
3.50%, 3/1/2042	245,000	163,197
3.75%, 2/15/2028	373,000	342,362
3.85%, 4/1/2061	612,000	371,735
3.90%, 6/1/2052	607,000	395,479
3.95%, 6/30/2062	300,000	184,857
4.20%, 3/15/2028	229,000	214,738
4.40%, 4/1/2033 (b)	390,000	342,412
4.40%, 12/1/2061	453,000	304,710
4.80%, 3/1/2050	888,000	668,229
4.91%, 7/23/2025	1,112,000	1,090,494
5.05%, 3/30/2029	306,000	291,777
5.13%, 7/1/2049	588,000	461,192
5.25%, 4/1/2053	400,000	322,848
5.38%, 4/1/2038	765,000	650,770
5.75%, 4/1/2048	634,000	542,336
6.38%, 10/23/2035	870,000	849,163
6.48%, 10/23/2045	427,000	402,050
Comcast Corp.:
1.50%, 2/15/2031 (b)	700,000	557,144
1.95%, 1/15/2031 (b)	873,000	713,756
2.35%, 1/15/2027	535,000	491,644
2.65%, 2/1/2030	734,000	642,456
2.80%, 1/15/2051	144,000	95,227
2.89%, 11/1/2051	988,000	662,671
2.94%, 11/1/2056	1,585,000	1,032,485
2.99%, 11/1/2063	400,000	253,436
3.15%, 3/1/2026	675,000	646,954
3.15%, 2/15/2028 (b)	554,000	517,098
3.20%, 7/15/2036	198,000	162,703
3.25%, 11/1/2039	643,000	510,143
3.30%, 2/1/2027	436,000	413,912
3.30%, 4/1/2027	252,000	238,357
3.38%, 8/15/2025	725,000	699,958
3.40%, 7/15/2046 (b)	213,000	161,599
3.45%, 2/1/2050 (b)	573,000	437,371
3.55%, 5/1/2028	36,000	34,110
3.75%, 4/1/2040	468,000	394,267
3.90%, 3/1/2038	745,000	647,226
3.95%, 10/15/2025	546,000	532,050
3.97%, 11/1/2047	560,000	465,158
4.00%, 8/15/2047	310,000	258,559
4.00%, 3/1/2048	723,000	603,365
4.00%, 11/1/2049	479,000	397,623
4.05%, 11/1/2052	522,000	434,200
4.15%, 10/15/2028	1,040,000	1,007,739
4.25%, 10/15/2030	393,000	378,490
4.55%, 1/15/2029	400,000	393,044

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.60%, 10/15/2038	$ 384,000	$ 358,038
4.65%, 2/15/2033 (b)	800,000	794,648
4.65%, 7/15/2042	225,000	207,536
4.80%, 5/15/2033	550,000	544,307
4.95%, 10/15/2058 (b)	205,000	197,124
5.25%, 11/7/2025	35,000	35,188
5.35%, 11/15/2027	160,000	163,030
5.35%, 5/15/2053	500,000	508,380
5.50%, 11/15/2032	655,000	680,656
5.50%, 5/15/2064	500,000	506,675
5.65%, 6/15/2035	123,000	128,943
6.55%, 7/1/2039	175,000	197,131
7.05%, 3/15/2033	200,000	230,718
Discovery Communications LLC:
3.63%, 5/15/2030 (b)	243,000	213,036
3.90%, 11/15/2024	130,000	126,133
3.95%, 6/15/2025	173,000	166,336
3.95%, 3/20/2028	403,000	375,181
4.00%, 9/15/2055	630,000	417,532
4.13%, 5/15/2029	213,000	195,266
4.65%, 5/15/2050	247,420	187,943
4.90%, 3/11/2026 (b)	193,000	189,310
5.00%, 9/20/2037	672,000	574,412
5.20%, 9/20/2047	781,000	643,661
5.30%, 5/15/2049	566,000	469,820
FactSet Research Systems, Inc. 2.90%, 3/1/2027	120,000	110,147
Fox Corp.:
4.71%, 1/25/2029	275,000	267,432
5.48%, 1/25/2039 (b)	888,000	829,818
5.58%, 1/25/2049	228,000	213,207
Grupo Televisa SAB:
5.00%, 5/13/2045	140,000	120,646
6.13%, 1/31/2046 (b)	150,000	148,601
6.63%, 1/15/2040 (b)	791,000	821,390
8.50%, 3/11/2032	100,000	118,085
Paramount Global:
3.70%, 6/1/2028	859,000	764,527
4.00%, 1/15/2026	191,000	182,023
4.20%, 5/19/2032 (b)	399,000	334,478
4.38%, 3/15/2043	376,000	265,817
4.60%, 1/15/2045	566,000	402,409
4.85%, 7/1/2042	186,000	138,308
4.90%, 8/15/2044	675,000	498,886
4.95%, 1/15/2031 (b)	214,000	193,304
5.25%, 4/1/2044	414,000	314,516
5.85%, 9/1/2043	166,000	141,580
5.90%, 10/15/2040	200,000	173,108
6.88%, 4/30/2036	145,000	140,989
TCI Communications, Inc.:
7.13%, 2/15/2028	257,000	278,752
7.88%, 2/15/2026	195,000	207,607
Security Description	Principal Amount	Value
Thomson Reuters Corp. 5.85%, 4/15/2040	$ 165,000	$ 163,756
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	306,000	337,028
Time Warner Cable LLC:
5.50%, 9/1/2041	368,500	307,878
5.88%, 11/15/2040	430,000	380,391
6.55%, 5/1/2037	778,000	748,203
6.75%, 6/15/2039	246,000	236,330
7.30%, 7/1/2038	374,000	381,282
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	248,000	226,446
Series MTN, 2.95%, 6/15/2027 (b)	318,000	297,368
Series GMTN, 3.15%, 9/17/2025	444,000	426,191
Series MTN, 3.70%, 12/1/2042	200,000	165,158
Series GMTN, 4.13%, 6/1/2044	315,000	276,535
4.38%, 8/16/2041	369,000	336,022
Walt Disney Co.:
1.75%, 8/30/2024	441,000	422,469
1.75%, 1/13/2026	386,000	357,421
2.00%, 9/1/2029	580,000	493,644
2.20%, 1/13/2028 (b)	410,538	371,496
2.65%, 1/13/2031 (b)	1,211,000	1,053,800
2.75%, 9/1/2049	555,000	375,835
3.38%, 11/15/2026	359,000	341,610
3.50%, 5/13/2040	511,000	421,483
3.60%, 1/13/2051 (b)	820,000	652,531
3.70%, 9/15/2024	274,000	268,243
3.70%, 10/15/2025	375,000	363,832
3.70%, 3/23/2027	265,000	256,149
3.80%, 5/13/2060	100,000	80,356
4.75%, 11/15/2046	182,000	171,579
4.95%, 10/15/2045	247,000	238,676
5.40%, 10/1/2043	283,000	288,589
6.15%, 3/1/2037	140,000	150,948
6.40%, 12/15/2035	464,000	521,791
6.55%, 3/15/2033	105,000	117,100
6.65%, 11/15/2037	269,000	311,478
7.75%, 12/1/2045	150,000	196,850
		48,803,253
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
3.25%, 6/15/2025 (b)	280,000	270,441
4.38%, 6/15/2045	130,000	116,206
		386,647
MINING — 0.1%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	550,000	481,013

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Barrick North America Finance LLC:
5.70%, 5/30/2041 (b)	$ 546,000	$ 551,744
5.75%, 5/1/2043	185,000	190,132
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	235,000	245,096
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	251,000	226,261
5.00%, 9/30/2043	1,015,000	1,005,733
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	317,048
4.38%, 8/1/2028	100,000	94,363
4.63%, 8/1/2030 (b)	262,000	247,454
5.00%, 9/1/2027	150,000	146,652
5.25%, 9/1/2029 (b)	283,000	278,011
5.40%, 11/14/2034	175,000	168,952
5.45%, 3/15/2043	302,000	281,585
Kinross Gold Corp. 4.50%, 7/15/2027 (b)	125,000	119,726
Newmont Corp.:
2.25%, 10/1/2030	615,000	505,020
2.60%, 7/15/2032	180,000	146,961
4.88%, 3/15/2042	707,000	656,944
6.25%, 10/1/2039	246,000	260,012
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	195,000	210,592
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	444,000	303,549
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033	500,000	504,270
5.13%, 3/9/2053	1,000,000	1,008,050
Southern Copper Corp.:
5.25%, 11/8/2042	350,000	334,775
6.75%, 4/16/2040 (b)	505,000	556,939
7.50%, 7/27/2035	470,000	545,656
Yamana Gold, Inc. 2.63%, 8/15/2031	250,000	194,883
		9,581,421
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025 (b)	276,333	260,781
2.38%, 8/26/2029 (b)	254,000	218,128
2.65%, 4/15/2025 (b)	230,000	218,903
2.88%, 10/15/2027 (b)	514,000	470,469
Series MTN, 3.00%, 8/7/2025 (b)	153,000	146,123
3.05%, 4/15/2030 (b)	172,000	155,182
3.25%, 8/26/2049 (b)	221,000	160,466
Series MTN, 3.38%, 3/1/2029 (b)	460,000	422,091
Series MTN, 3.63%, 9/14/2028 (b)	180,000	167,710
Security Description	Principal Amount	Value
Series MTN, 3.63%, 10/15/2047 (b)	$ 270,000	$ 208,046
Carlisle Cos., Inc.:
2.75%, 3/1/2030	200,000	170,532
3.75%, 12/1/2027	424,000	402,414
Eaton Corp.:
3.10%, 9/15/2027	194,000	181,980
4.00%, 11/2/2032	157,000	147,878
4.15%, 3/15/2033	140,000	132,985
4.15%, 11/2/2042	252,000	224,257
4.35%, 5/18/2028	105,000	103,103
4.70%, 8/23/2052	415,000	398,051
GE Capital Funding LLC 4.55%, 5/15/2032 (b)	295,000	285,943
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	650,000	616,291
General Electric Co.:
Series MTN, 5.88%, 1/14/2038 (b)	64,000	68,813
Series A, 6.88%, 1/10/2039	147,000	175,897
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (b)	481,000	450,562
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (b)	264,000	248,237
3.25%, 6/14/2029 (b)	259,000	235,682
4.00%, 6/14/2049	267,000	221,994
Series MTN, 4.20%, 11/21/2034	773,000	709,112
Series MTN, 4.45%, 11/21/2044	164,000	146,347
Series A, 6.25%, 5/15/2038	380,000	407,941
Pentair Finance Sarl 5.90%, 7/15/2032	192,000	194,133
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	200,000	174,466
2.75%, 4/1/2031	340,000	284,186
Textron, Inc.:
2.45%, 3/15/2031 (b)	100,000	82,418
3.65%, 3/15/2027	176,000	165,102
3.90%, 9/17/2029	537,000	493,073
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028	133,000	125,974
4.30%, 2/21/2048	120,000	103,332
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	453,000	439,487
		9,818,089
MULTI-NATIONAL — 0.1%
African Development Bank 4.38%, 11/3/2027	345,000	345,345
Asian Development Bank 3.75%, 4/25/2028	1,605,000	1,569,401

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Corp. Andina de Fomento:
4.75%, 4/1/2026	$ 186,000	$ 182,708
5.25%, 11/21/2025	125,000	124,301
European Investment Bank 3.63%, 7/15/2030	800,000	777,440
International Bank for Reconstruction & Development 3.50%, 7/12/2028	3,250,000	3,138,785
Nordic Investment Bank:
2.63%, 4/4/2025	150,000	143,823
3.38%, 9/8/2027	304,000	293,190
		6,574,993
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	151,000	130,343
3.57%, 12/1/2031	740,000	625,049
4.25%, 4/1/2028	360,000	331,117
5.50%, 12/1/2024	123,000	122,170
		1,208,679
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	348,000	284,981
2.72%, 1/12/2032 (b)	575,000	488,750
2.77%, 11/10/2050	245,000	162,663
2.94%, 6/4/2051 (b)	643,000	440,397
3.00%, 2/24/2050	353,000	246,387
3.00%, 3/17/2052	200,000	138,304
3.02%, 1/16/2027	169,000	159,088
3.12%, 5/4/2026 (b)	367,000	349,424
3.38%, 2/8/2061	635,000	452,056
3.41%, 2/11/2026	853,000	820,049
3.59%, 4/14/2027	101,000	96,640
3.63%, 4/6/2030	600,000	559,566
3.80%, 9/21/2025	199,000	193,931
4.23%, 11/6/2028	684,000	665,074
4.81%, 2/13/2033	295,000	290,964
4.89%, 9/11/2033	560,000	554,411
BP Capital Markets PLC 3.28%, 9/19/2027	709,000	668,459
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025 (b)	178,000	165,903
2.95%, 7/15/2030 (b)	426,000	366,219
3.85%, 6/1/2027	334,000	315,516
5.85%, 2/1/2035	145,000	141,118
6.25%, 3/15/2038	461,000	469,833
6.45%, 6/30/2033	156,000	161,014
6.50%, 2/15/2037	245,000	249,376
Cenovus Energy, Inc.:
3.75%, 2/15/2052	215,000	152,635
5.40%, 6/15/2047 (b)	508,000	460,319
6.80%, 9/15/2037	620,000	644,868
Security Description	Principal Amount	Value
Chevron Corp.:
1.55%, 5/11/2025	$ 610,000	$ 572,046
2.00%, 5/11/2027	176,000	159,933
2.24%, 5/11/2030 (b)	838,000	730,518
2.95%, 5/16/2026	526,000	500,810
3.08%, 5/11/2050	145,000	108,100
3.33%, 11/17/2025	150,000	144,980
Chevron USA, Inc.:
0.69%, 8/12/2025	175,000	159,973
1.02%, 8/12/2027	414,000	360,387
3.25%, 10/15/2029	618,000	572,002
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	190,289
4.25%, 5/9/2043 (b)	556,000	494,245
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	155,000	148,713
CNOOC Finance 2015 Australia Pty. Ltd. 4.20%, 5/5/2045	100,000	87,212
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	25,000	24,113
4.38%, 5/2/2028	264,000	259,200
CNOOC Petroleum North America ULC:
6.40%, 5/15/2037	577,000	639,812
7.50%, 7/30/2039	250,000	307,915
7.88%, 3/15/2032	262,000	313,682
ConocoPhillips:
5.90%, 10/15/2032	605,000	651,047
6.50%, 2/1/2039	360,000	415,019
ConocoPhillips Co.:
2.40%, 3/7/2025 (b)	21,000	20,024
3.80%, 3/15/2052	615,000	499,368
4.03%, 3/15/2062	848,000	691,519
5.30%, 5/15/2053	355,000	361,248
6.95%, 4/15/2029	354,000	389,796
Continental Resources, Inc. 4.90%, 6/1/2044	265,000	205,926
Coterra Energy, Inc.:
3.90%, 5/15/2027	249,000	235,004
4.38%, 3/15/2029 (b)	318,000	296,691
Devon Energy Corp.:
4.50%, 1/15/2030	287,000	270,386
4.75%, 5/15/2042	677,000	571,909
5.00%, 6/15/2045 (b)	645,000	559,589
5.60%, 7/15/2041 (b)	508,000	478,323
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (b)	225,000	192,645
3.50%, 12/1/2029	247,000	222,626
4.25%, 3/15/2052	368,000	283,150
6.25%, 3/15/2033 (b)	500,000	517,815
EOG Resources, Inc.:
3.15%, 4/1/2025	50,000	48,196
3.90%, 4/1/2035	530,000	475,161
4.15%, 1/15/2026	200,000	195,854

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.38%, 4/15/2030 (b)	$ 218,000	$ 213,588
4.95%, 4/15/2050 (b)	25,000	24,688
EQT Corp.:
3.90%, 10/1/2027	513,000	475,782
5.00%, 1/15/2029	180,000	169,436
5.70%, 4/1/2028	105,000	104,113
6.13%, 2/1/2025	271,000	269,640
7.00%, 2/1/2030	347,000	363,337
Equinor ASA:
2.38%, 5/22/2030	306,000	266,278
2.88%, 4/6/2025	379,000	363,412
3.00%, 4/6/2027	146,000	136,657
3.13%, 4/6/2030	216,000	198,012
3.25%, 11/10/2024 (b)	100,000	97,110
3.25%, 11/18/2049	662,000	497,089
3.70%, 4/6/2050	224,000	182,291
3.95%, 5/15/2043	247,000	212,220
4.25%, 11/23/2041	125,000	112,206
4.80%, 11/8/2043	983,000	940,397
Exxon Mobil Corp.:
2.02%, 8/16/2024	471,000	454,110
2.28%, 8/16/2026 (b)	472,000	437,992
2.44%, 8/16/2029 (b)	478,000	425,391
2.61%, 10/15/2030	1,207,000	1,060,193
2.71%, 3/6/2025	565,000	542,643
2.99%, 3/19/2025	681,000	656,341
3.04%, 3/1/2026	279,000	266,838
3.45%, 4/15/2051	971,000	757,778
3.48%, 3/19/2030	548,000	514,090
3.57%, 3/6/2045	100,000	81,405
4.11%, 3/1/2046	386,000	339,757
4.23%, 3/19/2040	1,032,000	950,740
4.33%, 3/19/2050 (b)	711,000	645,744
Hess Corp.:
3.50%, 7/15/2024	91,000	88,750
5.60%, 2/15/2041 (b)	491,000	469,735
5.80%, 4/1/2047 (b)	127,000	123,490
7.13%, 3/15/2033	68,000	74,376
7.30%, 8/15/2031	407,000	446,597
7.88%, 10/1/2029	120,000	132,769
HF Sinclair Corp.:
4.50%, 10/1/2030	190,000	168,669
5.88%, 4/1/2026	245,000	245,946
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	150,000	143,174
5.20%, 6/1/2045 (b)	125,000	105,504
6.60%, 10/1/2037 (b)	254,000	253,141
6.80%, 3/15/2032	265,000	274,209
Marathon Petroleum Corp.:
4.50%, 4/1/2048	200,000	158,224
4.70%, 5/1/2025	644,000	631,970
4.75%, 9/15/2044	255,000	212,820
5.00%, 9/15/2054	210,000	173,397
5.13%, 12/15/2026	228,000	226,037
6.50%, 3/1/2041	298,000	306,681
Security Description	Principal Amount	Value
Occidental Petroleum Corp.:
5.55%, 3/15/2026 (b)	$ 1,240,000	$ 1,223,830
6.45%, 9/15/2036	1,200,000	1,235,304
6.63%, 9/1/2030 (b)	1,200,000	1,246,764
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	200,000	198,812
Ovintiv, Inc.:
6.25%, 7/15/2033 (b)	340,000	335,611
6.50%, 2/1/2038	410,000	403,096
6.63%, 8/15/2037	205,000	202,327
7.20%, 11/1/2031	187,000	196,511
Phillips 66:
1.30%, 2/15/2026	140,000	126,637
2.15%, 12/15/2030 (b)	436,500	356,289
3.30%, 3/15/2052	110,000	75,651
3.85%, 4/9/2025	574,000	558,439
3.90%, 3/15/2028	527,000	500,460
4.88%, 11/15/2044	432,000	398,131
Phillips 66 Co.:
3.15%, 12/15/2029	228,000	199,017
3.75%, 3/1/2028	522,000	489,401
4.90%, 10/1/2046	150,000	132,689
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	48,000	43,274
1.90%, 8/15/2030	548,000	444,543
2.15%, 1/15/2031	370,000	302,993
Shell International Finance BV:
2.00%, 11/7/2024	271,000	259,510
2.38%, 11/7/2029	649,000	569,004
2.50%, 9/12/2026	356,000	331,792
2.75%, 4/6/2030	705,000	630,919
2.88%, 5/10/2026	758,000	722,298
3.00%, 11/26/2051	210,000	148,682
3.13%, 11/7/2049	210,000	152,954
3.25%, 5/11/2025	686,000	663,239
3.25%, 4/6/2050	420,000	313,757
3.63%, 8/21/2042	320,000	265,155
3.75%, 9/12/2046	387,000	315,924
3.88%, 11/13/2028	652,000	631,136
4.00%, 5/10/2046	580,000	493,829
4.13%, 5/11/2035	446,000	415,025
4.55%, 8/12/2043	302,000	279,785
6.38%, 12/15/2038	931,000	1,043,455
Suncor Energy, Inc.:
3.75%, 3/4/2051	7,000	5,131
6.50%, 6/15/2038	500,000	520,010
6.80%, 5/15/2038	506,000	538,333
7.15%, 2/1/2032	105,000	113,421
TotalEnergies Capital International SA:
2.43%, 1/10/2025	200,000	191,766
2.83%, 1/10/2030 (b)	504,700	451,883
2.99%, 6/29/2041	428,000	325,378

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.13%, 5/29/2050 (b)	$ 712,000	$ 517,104
3.39%, 6/29/2060	122,000	89,510
3.46%, 2/19/2029	410,000	382,838
3.46%, 7/12/2049	132,000	102,775
TotalEnergies Capital SA 3.88%, 10/11/2028	412,000	395,808
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	234,978
4.00%, 6/1/2052 (b)	478,000	360,350
6.63%, 6/15/2037	992,000	1,065,071
		60,248,537
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	245,000	220,946
3.14%, 11/7/2029	175,000	156,231
3.34%, 12/15/2027	171,000	158,438
4.08%, 12/15/2047	348,500	282,540
4.49%, 5/1/2030	645,000	624,528
Halliburton Co.:
2.92%, 3/1/2030	254,000	223,525
4.50%, 11/15/2041	195,000	165,715
4.85%, 11/15/2035	702,000	661,116
5.00%, 11/15/2045	569,000	515,013
6.70%, 9/15/2038	265,000	290,657
NOV, Inc. 3.95%, 12/1/2042	180,000	132,467
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	153,000	140,760
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	178,000	155,827
4.50%, 5/15/2028	500,000	492,350
		4,220,113
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028	125,000	118,894
5.63%, 5/26/2033	350,000	346,020
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (b)	394,000	327,516
2.69%, 5/25/2031 (b)	165,000	135,218
Berry Global, Inc.:
1.57%, 1/15/2026	393,000	354,698
5.50%, 4/15/2028 (e)	250,000	246,675
Packaging Corp. of America:
3.00%, 12/15/2029	126,000	109,969
3.05%, 10/1/2051	305,000	201,992
3.40%, 12/15/2027	200,000	186,344
Sonoco Products Co.:
1.80%, 2/1/2025	163,000	153,111
2.25%, 2/1/2027	315,000	281,270
Security Description	Principal Amount	Value
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	$ 440,000	$ 358,648
3.90%, 6/1/2028	319,000	297,445
4.00%, 3/15/2028	373,000	347,446
4.65%, 3/15/2026	386,000	374,791
4.90%, 3/15/2029 (b)	222,500	215,213
		4,055,250
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.60%, 11/21/2024	1,229,000	1,179,238
2.95%, 11/21/2026	1,390,000	1,298,969
3.20%, 5/14/2026	442,000	418,936
3.20%, 11/21/2029	1,105,000	998,644
3.60%, 5/14/2025	931,000	900,156
3.80%, 3/15/2025	851,000	827,683
4.05%, 11/21/2039	950,000	826,852
4.25%, 11/14/2028	637,000	618,094
4.25%, 11/21/2049	1,209,000	1,041,759
4.30%, 5/14/2036	302,000	277,689
4.40%, 11/6/2042	251,000	224,720
4.45%, 5/14/2046	560,000	493,310
4.50%, 5/14/2035	939,000	891,177
4.55%, 3/15/2035	1,021,000	971,951
4.63%, 10/1/2042	185,000	167,122
4.70%, 5/14/2045	281,000	256,179
4.75%, 3/15/2045	302,000	276,581
4.85%, 6/15/2044	219,000	204,007
4.88%, 11/14/2048	511,000	482,042
AmerisourceBergen Corp.:
2.70%, 3/15/2031	311,000	265,143
2.80%, 5/15/2030	125,000	108,468
3.25%, 3/1/2025	191,000	183,604
4.30%, 12/15/2047	540,000	460,436
Astrazeneca Finance LLC:
1.20%, 5/28/2026	525,000	473,702
1.75%, 5/28/2028	281,500	243,948
2.25%, 5/28/2031 (b)	360,000	303,746
4.88%, 3/3/2033 (b)	1,150,000	1,166,226
AstraZeneca PLC:
0.70%, 4/8/2026	194,000	173,341
1.38%, 8/6/2030 (b)	270,000	217,061
2.13%, 8/6/2050	100,000	62,457
3.00%, 5/28/2051 (b)	280,000	207,830
3.38%, 11/16/2025	300,000	288,357
4.00%, 9/18/2042	402,000	358,150
4.38%, 11/16/2045	240,000	222,634
4.38%, 8/17/2048	168,000	157,169
6.45%, 9/15/2037	572,000	656,862
Becton Dickinson & Co.:
1.96%, 2/11/2031	504,000	408,316
3.70%, 6/6/2027 (b)	570,000	541,808
3.73%, 12/15/2024	250,000	242,838
4.67%, 6/6/2047	679,000	622,507
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	490,500	427,186

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.45%, 11/13/2030	$ 182,000	$ 146,193
2.55%, 11/13/2050	470,000	306,059
2.90%, 7/26/2024	664,000	646,537
2.95%, 3/15/2032	545,000	481,382
3.20%, 6/15/2026	419,000	401,109
3.25%, 8/1/2042	224,000	174,527
3.40%, 7/26/2029	540,000	501,055
3.45%, 11/15/2027	177,800	170,354
3.55%, 3/15/2042	30,000	24,845
3.70%, 3/15/2052	622,000	504,672
3.90%, 2/20/2028	451,000	437,876
3.90%, 3/15/2062	732,000	588,294
4.13%, 6/15/2039	742,000	676,838
4.25%, 10/26/2049	745,000	661,344
4.35%, 11/15/2047	893,000	809,638
4.55%, 2/20/2048	310,000	289,007
Cardinal Health, Inc.:
4.37%, 6/15/2047	409,000	337,360
4.50%, 11/15/2044	530,000	431,500
Cigna Group:
1.25%, 3/15/2026	171,000	153,647
2.38%, 3/15/2031	555,000	465,812
2.40%, 3/15/2030	523,000	444,336
3.25%, 4/15/2025	470,000	450,688
3.40%, 3/1/2027	347,000	326,912
3.40%, 3/15/2050	423,000	309,078
3.40%, 3/15/2051 (b)	230,000	167,792
3.88%, 10/15/2047	722,000	572,611
4.13%, 11/15/2025	802,000	781,004
4.38%, 10/15/2028	536,000	518,532
4.50%, 2/25/2026	265,000	259,594
4.80%, 8/15/2038	724,000	683,391
4.80%, 7/15/2046	570,000	523,049
5.40%, 3/15/2033	1,000,000	1,016,580
CVS Health Corp.:
1.30%, 8/21/2027	518,000	446,298
1.75%, 8/21/2030	257,000	205,158
1.88%, 2/28/2031	733,000	582,024
2.13%, 9/15/2031	127,000	101,934
2.63%, 8/15/2024 (b)	744,000	719,612
2.88%, 6/1/2026	719,000	676,464
3.00%, 8/15/2026	498,000	466,865
3.25%, 8/15/2029	303,000	271,939
3.38%, 8/12/2024 (b)	370,000	360,702
3.88%, 7/20/2025	694,000	674,818
4.10%, 3/25/2025	373,000	365,081
4.13%, 4/1/2040 (b)	250,000	210,448
4.25%, 4/1/2050	100,000	82,714
4.30%, 3/25/2028	1,048,435	1,011,058
4.78%, 3/25/2038	1,138,000	1,049,043
4.88%, 7/20/2035	550,000	522,533
5.00%, 2/20/2026	235,000	234,027
5.00%, 1/30/2029 (b)	180,000	178,285
5.05%, 3/25/2048	2,713,000	2,501,983
5.13%, 7/20/2045	893,000	825,212
Security Description	Principal Amount	Value
5.25%, 2/21/2033	$ 550,000	$ 547,899
5.30%, 6/1/2033 (b)	195,000	194,661
5.30%, 12/5/2043	360,000	344,246
5.63%, 2/21/2053	600,000	596,112
5.88%, 6/1/2053	280,000	287,647
Eli Lilly & Co.:
2.25%, 5/15/2050	255,000	166,500
2.50%, 9/15/2060	493,000	310,250
3.38%, 3/15/2029 (b)	600,000	564,618
3.95%, 3/15/2049	295,000	262,774
4.70%, 2/27/2033 (b)	600,000	607,422
4.95%, 2/27/2063	490,000	499,795
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	245,000	227,490
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	268,707	261,315
3.88%, 5/15/2028 (b)	650,000	625,482
6.38%, 5/15/2038	1,157,000	1,319,778
Johnson & Johnson:
0.95%, 9/1/2027 (b)	363,000	317,189
1.30%, 9/1/2030	313,000	257,017
2.10%, 9/1/2040	275,000	193,790
2.25%, 9/1/2050 (b)	360,000	238,111
2.45%, 9/1/2060	175,000	112,614
2.63%, 1/15/2025	318,301	307,873
2.90%, 1/15/2028 (b)	712,000	670,711
2.95%, 3/3/2027	404,500	385,796
3.40%, 1/15/2038	533,000	464,589
3.63%, 3/3/2037	641,000	576,842
3.70%, 3/1/2046	418,000	368,141
3.75%, 3/3/2047	270,000	237,886
4.38%, 12/5/2033 (b)	566,000	570,302
4.85%, 5/15/2041	100,000	100,454
4.95%, 5/15/2033 (b)	144,000	151,730
5.85%, 7/15/2038	265,000	295,949
5.95%, 8/15/2037	411,000	465,120
McKesson Corp. 4.90%, 7/15/2028	500,000	497,650
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	355,000	373,968
Merck & Co., Inc.:
0.75%, 2/24/2026	138,000	124,689
1.45%, 6/24/2030	225,000	183,562
1.70%, 6/10/2027 (b)	780,000	698,521
1.90%, 12/10/2028	210,000	183,433
2.15%, 12/10/2031 (b)	337,000	279,403
2.35%, 6/24/2040	560,000	401,150
2.45%, 6/24/2050	295,000	193,213
2.75%, 2/10/2025	350,000	337,246
2.75%, 12/10/2051	555,000	383,011
3.40%, 3/7/2029	636,000	596,129
3.60%, 9/15/2042	235,000	195,583
3.70%, 2/10/2045	1,042,000	885,064
3.90%, 3/7/2039 (b)	353,000	317,266
4.00%, 3/7/2049	332,000	293,511

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.05%, 5/17/2028 (b)	$ 250,000	$ 245,628
4.15%, 5/18/2043 (b)	381,000	347,167
4.50%, 5/17/2033 (b)	295,000	292,776
4.90%, 5/17/2044	500,000	500,760
5.00%, 5/17/2053	500,000	506,255
5.15%, 5/17/2063	350,000	357,249
Mylan, Inc.:
4.55%, 4/15/2028	158,000	149,158
5.20%, 4/15/2048	134,000	104,245
Novartis Capital Corp.:
1.75%, 2/14/2025	721,791	684,294
2.00%, 2/14/2027	864,000	791,925
2.20%, 8/14/2030	301,000	260,543
2.75%, 8/14/2050 (b)	242,000	175,951
3.00%, 11/20/2025	320,000	306,198
4.40%, 5/6/2044	444,000	426,005
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	585,000	577,851
4.45%, 5/19/2028	1,850,000	1,819,604
4.65%, 5/19/2025 (b)	335,000	331,941
4.65%, 5/19/2030	750,000	741,195
4.75%, 5/19/2033	800,000	797,320
5.11%, 5/19/2043	750,000	750,248
5.30%, 5/19/2053	2,930,000	3,050,833
5.34%, 5/19/2063	750,000	759,008
Pfizer, Inc.:
0.80%, 5/28/2025 (b)	287,300	265,586
1.70%, 5/28/2030	880,000	731,007
1.75%, 8/18/2031	242,500	197,174
2.55%, 5/28/2040	177,000	130,081
2.75%, 6/3/2026	636,000	601,147
3.00%, 12/15/2026	293,000	276,955
3.45%, 3/15/2029	324,000	304,981
3.90%, 3/15/2039	430,000	384,983
4.00%, 3/15/2049	420,000	375,724
4.10%, 9/15/2038	388,000	352,983
4.20%, 9/15/2048 (b)	472,000	434,471
4.30%, 6/15/2043 (b)	160,000	147,877
4.40%, 5/15/2044	181,000	171,771
7.20%, 3/15/2039	654,000	814,053
Sanofi 3.63%, 6/19/2028	231,000	222,689
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	457,000	428,931
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	877,000	729,155
3.03%, 7/9/2040	354,000	267,220
3.18%, 7/9/2050	275,000	193,468
3.38%, 7/9/2060 (b)	170,000	116,226
5.00%, 11/26/2028	996,000	990,472
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,186,000	1,126,261
5.25%, 6/15/2046	654,000	516,418
Security Description	Principal Amount	Value
Viatris, Inc.:
2.30%, 6/22/2027	$ 117,000	$ 102,249
2.70%, 6/22/2030	205,000	166,001
3.85%, 6/22/2040	484,000	335,141
4.00%, 6/22/2050	327,000	216,307
Wyeth LLC:
5.95%, 4/1/2037	427,000	466,476
6.00%, 2/15/2036	284,000	309,037
Zoetis, Inc.:
2.00%, 5/15/2030	126,000	105,161
3.00%, 5/15/2050	100,000	70,083
3.90%, 8/20/2028	178,000	170,830
3.95%, 9/12/2047	608,000	504,938
4.45%, 8/20/2048	223,000	198,517
4.70%, 2/1/2043	644,000	598,804
5.40%, 11/14/2025	110,000	110,319
5.60%, 11/16/2032	135,000	141,118
		91,618,982
PIPELINES — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,682
Boardwalk Pipelines LP:
3.60%, 9/1/2032	125,000	106,340
4.45%, 7/15/2027	330,000	315,051
4.80%, 5/3/2029	100,000	95,942
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	422,000	332,544
3.70%, 11/15/2029	190,000	172,353
5.13%, 6/30/2027	725,000	713,204
5.88%, 3/31/2025	145,000	144,432
Cheniere Energy Partners LP:
4.50%, 10/1/2029	240,000	220,406
5.95%, 6/30/2033 (e)	625,000	627,525
Cheniere Energy, Inc. 4.63%, 10/15/2028	450,000	420,867
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	279,000	272,951
5.80%, 6/1/2045	235,000	232,072
DCP Midstream Operating LP 5.63%, 7/15/2027 (b)	481,000	480,889
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	185,000	161,302
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	130,000	146,250
Enbridge, Inc.:
1.60%, 10/4/2026	315,000	280,737
2.50%, 1/15/2025	140,000	133,288
2.50%, 2/14/2025 (b)	269,000	255,937
2.50%, 8/1/2033	365,000	286,153
3.40%, 8/1/2051 (b)	1,000,000	698,930

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.25%, 12/1/2026	$ 567,000	$ 547,008
5.70%, 3/8/2033	500,000	506,905
Energy Transfer LP:
2.90%, 5/15/2025	770,000	730,946
3.75%, 5/15/2030	365,000	329,967
4.00%, 10/1/2027	208,000	195,210
4.05%, 3/15/2025	417,000	405,558
4.15%, 9/15/2029	219,000	201,769
4.20%, 4/15/2027	287,000	274,045
4.40%, 3/15/2027	268,000	256,570
4.75%, 1/15/2026	595,000	581,981
4.95%, 5/15/2028	150,000	145,365
4.95%, 6/15/2028	301,000	292,674
4.95%, 1/15/2043	290,000	239,723
5.00%, 5/15/2050	347,000	293,208
5.15%, 2/1/2043	293,000	249,762
5.15%, 3/15/2045	607,000	522,870
5.25%, 4/15/2029	140,000	136,655
5.30%, 4/15/2047	251,000	218,706
5.35%, 5/15/2045	171,000	149,377
5.40%, 10/1/2047	345,000	305,115
5.50%, 6/1/2027	368,000	366,381
5.55%, 2/15/2028	430,000	429,424
5.75%, 2/15/2033	295,000	296,873
6.00%, 6/15/2048	425,000	403,525
6.10%, 2/15/2042	131,000	124,078
6.25%, 4/15/2049	500,000	488,325
6.50%, 2/1/2042	408,000	412,504
7.50%, 7/1/2038	175,000	191,662
Enterprise Products Operating LLC:
3.13%, 7/31/2029	519,000	465,735
3.20%, 2/15/2052	135,000	95,155
3.30%, 2/15/2053	192,000	137,447
3.70%, 2/15/2026	456,000	440,022
3.70%, 1/31/2051	290,000	222,375
3.75%, 2/15/2025	455,000	442,779
3.95%, 2/15/2027	145,000	140,024
3.95%, 1/31/2060	242,000	186,524
4.15%, 10/16/2028	266,700	255,291
4.20%, 1/31/2050	378,000	316,908
4.25%, 2/15/2048	194,000	164,465
4.45%, 2/15/2043	175,000	154,256
4.80%, 2/1/2049	413,000	378,370
4.85%, 8/15/2042	240,000	220,716
4.85%, 3/15/2044	314,000	289,483
4.90%, 5/15/2046	505,000	465,908
4.95%, 10/15/2054	129,000	117,455
5.05%, 1/10/2026	71,000	70,940
5.10%, 2/15/2045	350,000	333,914
5.35%, 1/31/2033	280,000	284,799
3 Month SOFR + 2.83%, 5.38%, 2/15/2078 (c)	145,000	120,001
5.70%, 2/15/2042	120,000	121,920
5.95%, 2/1/2041	440,000	459,338
Security Description	Principal Amount	Value
Series D, 6.88%, 3/1/2033 (b)	$ 340,000	$ 383,027
7.55%, 4/15/2038	139,000	160,235
Kinder Morgan Energy Partners LP:
5.00%, 3/1/2043	410,000	353,514
5.50%, 3/1/2044	425,842	388,479
6.38%, 3/1/2041	366,000	367,497
6.55%, 9/15/2040	540,000	547,711
Series MTN, 6.95%, 1/15/2038	595,000	640,143
7.75%, 3/15/2032	425,000	475,745
Kinder Morgan, Inc.:
1.75%, 11/15/2026	140,000	124,030
2.00%, 2/15/2031	314,000	249,605
3.25%, 8/1/2050	175,000	112,747
3.60%, 2/15/2051	379,000	262,075
4.30%, 6/1/2025	292,000	285,007
4.30%, 3/1/2028	293,000	280,422
4.80%, 2/1/2033	240,000	227,045
5.20%, 6/1/2033 (b)	105,000	101,700
5.20%, 3/1/2048	614,000	536,697
5.30%, 12/1/2034	428,000	413,375
5.45%, 8/1/2052 (b)	570,000	520,495
5.55%, 6/1/2045	320,000	295,056
Magellan Midstream Partners LP:
3.25%, 6/1/2030 (b)	325,000	286,497
3.95%, 3/1/2050 (b)	292,000	208,640
4.20%, 10/3/2047	165,000	122,597
4.85%, 2/1/2049	110,000	89,456
5.15%, 10/15/2043 (b)	134,000	113,834
MPLX LP:
1.75%, 3/1/2026	484,000	439,762
2.65%, 8/15/2030	391,000	327,494
4.00%, 3/15/2028	225,000	212,013
4.13%, 3/1/2027 (b)	480,000	459,965
4.25%, 12/1/2027	261,000	248,289
4.50%, 4/15/2038	782,000	673,912
4.70%, 4/15/2048	358,000	294,874
4.80%, 2/15/2029	175,000	169,033
4.88%, 12/1/2024	353,000	348,093
4.88%, 6/1/2025	384,000	377,549
4.95%, 3/14/2052	334,000	283,796
5.20%, 3/1/2047	765,000	672,175
5.50%, 2/15/2049	408,000	371,790
ONEOK Partners LP:
4.90%, 3/15/2025	184,000	180,979
6.13%, 2/1/2041	773,000	747,360
6.85%, 10/15/2037	206,000	211,918
ONEOK, Inc.:
2.20%, 9/15/2025	100,000	92,522
2.75%, 9/1/2024	360,000	347,998
3.10%, 3/15/2030	340,000	292,131
4.00%, 7/13/2027	189,000	177,157

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.35%, 3/15/2029	$ 176,000	$ 163,768
4.50%, 3/15/2050	120,000	91,602
4.55%, 7/15/2028	258,000	244,736
4.95%, 7/13/2047	332,000	273,707
5.20%, 7/15/2048	175,000	149,805
5.85%, 1/15/2026	78,000	78,299
6.00%, 6/15/2035	328,000	326,196
6.10%, 11/15/2032	325,000	330,603
7.15%, 1/15/2051	91,000	95,499
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	542,000	477,301
3.60%, 11/1/2024	300,000	290,451
4.30%, 1/31/2043	114,000	85,185
4.65%, 10/15/2025	117,000	114,069
4.90%, 2/15/2045	150,000	121,323
5.15%, 6/1/2042	345,000	286,723
6.65%, 1/15/2037	126,000	127,628
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	223,820
4.50%, 5/15/2030	415,000	394,756
5.00%, 3/15/2027	427,000	420,420
5.63%, 3/1/2025	414,000	412,617
5.88%, 6/30/2026	391,000	394,234
5.90%, 9/15/2037 (e)	275,000	277,332
Spectra Energy Partners LP:
3.38%, 10/15/2026	278,000	261,237
3.50%, 3/15/2025	330,000	317,760
5.95%, 9/25/2043	445,000	437,399
Targa Resources Corp.:
4.20%, 2/1/2033	250,000	221,658
4.95%, 4/15/2052	365,000	301,680
6.13%, 3/15/2033	175,000	178,857
6.25%, 7/1/2052	610,000	599,240
6.50%, 2/15/2053 (b)	505,000	517,529
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	202,000	193,443
5.50%, 3/1/2030	525,000	505,192
6.88%, 1/15/2029	155,000	158,086
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	170,000	177,609
Texas Eastern Transmission LP 7.00%, 7/15/2032	150,000	166,808
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	250,000	235,152
2.50%, 10/12/2031	203,000	164,237
4.10%, 4/15/2030	202,000	187,848
4.25%, 5/15/2028	300,000	286,314
4.63%, 3/1/2034 (b)	416,000	381,921
Security Description	Principal Amount	Value
4.75%, 5/15/2038	$ 185,000	$ 165,562
4.88%, 1/15/2026	231,500	228,863
5.00%, 10/16/2043	332,000	296,350
5.10%, 3/15/2049 (b)	394,000	366,704
5.85%, 3/15/2036	94,000	93,798
6.10%, 6/1/2040	230,000	235,184
6.20%, 10/15/2037	448,000	465,830
7.25%, 8/15/2038	420,000	468,413
7.63%, 1/15/2039	464,000	537,474
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	339,000	301,442
4.00%, 3/15/2028	1,075,000	1,012,188
4.60%, 3/15/2048	308,000	262,142
7.85%, 2/1/2026	349,000	365,801
Valero Energy Partners LP 4.50%, 3/15/2028	308,000	296,773
Western Midstream Operating LP:
4.30%, 2/1/2030	211,000	189,923
5.45%, 4/1/2044	315,000	267,558
5.50%, 8/15/2048	180,000	150,741
6.15%, 4/1/2033	450,000	453,010
Williams Cos., Inc.:
2.60%, 3/15/2031	506,000	419,666
3.50%, 11/15/2030	234,000	209,788
3.75%, 6/15/2027	173,000	163,383
3.90%, 1/15/2025	294,000	285,724
4.00%, 9/15/2025	286,000	276,316
4.90%, 1/15/2045	499,000	436,495
5.10%, 9/15/2045	275,000	247,712
5.40%, 3/4/2044	136,000	125,565
5.75%, 6/24/2044	119,000	116,077
6.30%, 4/15/2040	577,000	606,023
8.75%, 3/15/2032	160,000	189,987
		55,662,841
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 2.50%, 4/1/2031	212,000	170,058
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	125,000	104,235
4.80%, 10/1/2032	131,000	121,785
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (b)	436,000	319,069
2.00%, 5/18/2032	410,000	310,181
2.95%, 3/15/2034	85,000	67,150
3.00%, 5/18/2051	247,000	152,051
3.38%, 8/15/2031	161,000	138,146
3.45%, 4/30/2025	617,000	591,172
3.55%, 3/15/2052	390,000	266,744
3.95%, 1/15/2027	115,000	109,060
4.00%, 2/1/2050	150,000	112,037
4.70%, 7/1/2030	135,000	128,303

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
American Assets Trust LP 3.38%, 2/1/2031	$ 196,000	$ 153,529
American Homes 4 Rent LP:
3.63%, 4/15/2032 (b)	100,000	86,632
4.25%, 2/15/2028	249,500	235,024
4.90%, 2/15/2029	360,500	345,608
American Tower Corp.:
1.30%, 9/15/2025	71,000	64,339
1.45%, 9/15/2026	136,000	119,787
1.50%, 1/31/2028	104,000	87,377
1.60%, 4/15/2026 (b)	405,000	363,228
2.10%, 6/15/2030	141,000	114,193
2.30%, 9/15/2031	400,000	318,376
2.40%, 3/15/2025	188,000	177,237
2.70%, 4/15/2031 (b)	395,000	328,344
2.75%, 1/15/2027	318,000	289,507
2.90%, 1/15/2030	213,000	184,004
2.95%, 1/15/2025	190,000	181,729
2.95%, 1/15/2051	149,000	94,283
3.10%, 6/15/2050	974,000	637,736
3.13%, 1/15/2027	119,000	109,714
3.55%, 7/15/2027	247,000	229,258
3.95%, 3/15/2029	533,000	491,810
4.00%, 6/1/2025	192,000	185,499
5.55%, 7/15/2033	550,000	553,960
5.65%, 3/15/2033 (b)	530,000	539,169
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	175,000	140,480
Series MTN, 2.45%, 1/15/2031	275,000	230,656
Series GMTN, 2.95%, 5/11/2026	193,000	181,692
Series MTN, 3.20%, 1/15/2028	326,000	300,510
Series MTN, 3.30%, 6/1/2029	139,000	126,165
Series GMTN, 3.45%, 6/1/2025	177,000	170,416
Series MTN, 4.35%, 4/15/2048	50,000	42,169
5.00%, 2/15/2033	150,000	149,484
Boston Properties LP:
2.45%, 10/1/2033	265,000	191,497
2.75%, 10/1/2026	589,000	521,648
2.90%, 3/15/2030	257,000	207,656
3.20%, 1/15/2025	250,000	237,125
3.25%, 1/30/2031	300,000	244,161
3.40%, 6/21/2029	202,000	170,104
3.65%, 2/1/2026	214,000	199,016
4.50%, 12/1/2028 (b)	275,000	252,838
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	400,000	317,360
4.55%, 10/1/2029	104,000	76,264
Security Description	Principal Amount	Value
Brixmor Operating Partnership LP:
2.50%, 8/16/2031	$ 128,000	$ 99,672
4.05%, 7/1/2030 (b)	560,000	505,518
4.13%, 6/15/2026	166,000	155,298
4.13%, 5/15/2029	130,000	115,977
Broadstone Net Lease LLC 2.60%, 9/15/2031	195,000	140,164
Camden Property Trust:
3.15%, 7/1/2029 (b)	477,000	423,190
3.35%, 11/1/2049 (b)	95,000	69,144
Corporate Office Properties LP:
2.25%, 3/15/2026	146,000	128,860
2.75%, 4/15/2031	200,000	152,098
2.90%, 12/1/2033	116,000	80,786
Crown Castle, Inc.:
1.05%, 7/15/2026	325,000	285,129
2.10%, 4/1/2031	284,000	227,240
2.25%, 1/15/2031	167,000	136,235
2.90%, 3/15/2027	150,000	137,313
3.10%, 11/15/2029	250,000	218,042
3.20%, 9/1/2024	187,000	181,212
3.25%, 1/15/2051	275,000	188,081
3.30%, 7/1/2030	515,000	456,012
3.65%, 9/1/2027	622,000	581,452
3.70%, 6/15/2026	207,000	196,816
3.80%, 2/15/2028	585,000	546,279
4.00%, 11/15/2049	150,000	114,671
4.15%, 7/1/2050	230,000	182,459
4.45%, 2/15/2026	493,000	480,710
5.00%, 1/11/2028	180,000	177,257
5.10%, 5/1/2033	503,000	494,851
CubeSmart LP:
2.00%, 2/15/2031	150,000	117,090
3.00%, 2/15/2030	240,000	205,632
4.38%, 2/15/2029	15,000	14,087
Digital Realty Trust LP:
3.60%, 7/1/2029 (b)	356,000	316,840
3.70%, 8/15/2027	248,000	228,919
4.45%, 7/15/2028 (b)	229,000	215,093
5.55%, 1/15/2028 (b)	475,000	469,281
EPR Properties:
3.75%, 8/15/2029	106,000	86,573
4.50%, 6/1/2027	150,000	134,771
4.75%, 12/15/2026	100,000	91,212
4.95%, 4/15/2028	276,000	246,832
Equinix, Inc.:
1.00%, 9/15/2025	396,000	357,901
1.25%, 7/15/2025	216,000	197,249
1.45%, 5/15/2026	122,000	109,068
1.55%, 3/15/2028	250,000	209,687
1.80%, 7/15/2027	166,000	143,829
2.00%, 5/15/2028	100,000	85,186
2.15%, 7/15/2030	269,000	217,672

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.50%, 5/15/2031	$ 25,000	$ 20,353
2.90%, 11/18/2026	275,000	252,296
2.95%, 9/15/2051	535,000	339,645
3.40%, 2/15/2052 (b)	350,000	245,686
ERP Operating LP:
2.50%, 2/15/2030	454,000	386,776
2.85%, 11/1/2026	141,000	130,445
4.15%, 12/1/2028	299,000	284,143
4.50%, 6/1/2045	326,000	273,139
Essex Portfolio LP:
1.65%, 1/15/2031	186,000	141,167
2.55%, 6/15/2031	128,000	103,368
2.65%, 3/15/2032 (b)	315,000	253,625
2.65%, 9/1/2050	440,000	248,195
3.00%, 1/15/2030	377,000	322,667
3.50%, 4/1/2025	111,000	106,760
4.00%, 3/1/2029	166,000	153,323
Extra Space Storage LP 2.35%, 3/15/2032	291,000	227,745
Federal Realty OP LP:
3.50%, 6/1/2030 (b)	397,000	346,279
4.50%, 12/1/2044	200,000	156,898
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	175,000	141,459
4.00%, 1/15/2030	370,000	320,712
4.00%, 1/15/2031	407,000	351,908
5.38%, 4/15/2026	250,000	244,867
5.75%, 6/1/2028	458,000	447,429
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	270,000	207,238
3.50%, 8/1/2026	137,000	126,173
3.63%, 1/15/2028	308,000	274,567
Healthpeak OP LLC:
2.88%, 1/15/2031	153,000	129,207
3.00%, 1/15/2030	435,000	377,980
3.25%, 7/15/2026	315,000	293,618
3.50%, 7/15/2029	296,000	265,411
5.25%, 12/15/2032	125,000	122,083
6.75%, 2/1/2041	210,000	222,188
Highwoods Realty LP:
3.05%, 2/15/2030	326,000	253,204
4.13%, 3/15/2028	389,000	340,807
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	335,000	286,767
Series I, 3.50%, 9/15/2030 (b)	217,000	184,138
Series F, 4.50%, 2/1/2026	30,000	29,069
Hudson Pacific Properties LP:
3.25%, 1/15/2030	120,000	75,870
4.65%, 4/1/2029 (b)	181,000	128,334
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	309,000	239,589
Security Description	Principal Amount	Value
2.30%, 11/15/2028	$ 300,000	$ 255,345
2.70%, 1/15/2034	200,000	151,856
Kilroy Realty LP:
2.50%, 11/15/2032	250,000	175,087
2.65%, 11/15/2033	255,000	173,839
3.05%, 2/15/2030	100,000	78,348
3.45%, 12/15/2024	120,000	113,886
4.25%, 8/15/2029 (b)	92,000	78,179
Kimco Realty OP LLC:
1.90%, 3/1/2028	125,000	105,303
2.25%, 12/1/2031	143,000	111,386
2.70%, 10/1/2030	239,000	197,218
3.70%, 10/1/2049 (b)	354,000	252,115
4.45%, 9/1/2047	275,000	222,709
4.60%, 2/1/2033 (b)	350,000	324,016
Kite Realty Group LP 4.00%, 10/1/2026	238,000	216,028
Life Storage LP:
3.88%, 12/15/2027	191,000	177,513
4.00%, 6/15/2029	151,500	137,120
LifeStorage LP 3.50%, 7/1/2026	297,000	279,198
LXP Industrial Trust 2.70%, 9/15/2030	100,000	79,859
Mid-America Apartments LP:
1.70%, 2/15/2031	229,000	181,228
2.75%, 3/15/2030	125,000	108,748
2.88%, 9/15/2051	185,000	120,039
3.60%, 6/1/2027	166,000	157,023
3.95%, 3/15/2029	263,000	248,264
NNN REIT, Inc.:
3.10%, 4/15/2050	202,000	124,012
3.50%, 4/15/2051	214,000	144,514
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	261,000	194,372
3.38%, 2/1/2031	205,000	162,729
3.63%, 10/1/2029	267,000	219,244
4.50%, 1/15/2025	220,000	211,413
4.50%, 4/1/2027	134,000	124,817
4.75%, 1/15/2028	165,000	150,624
5.25%, 1/15/2026	120,000	115,411
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	100,000	74,344
Physicians Realty LP:
3.95%, 1/15/2028	223,000	203,862
4.30%, 3/15/2027	473,000	445,424
Piedmont Operating Partnership LP 3.15%, 8/15/2030	372,000	271,876
Prologis LP:
1.25%, 10/15/2030	143,000	110,992
1.75%, 7/1/2030	251,400	202,226
1.75%, 2/1/2031	424,000	338,344

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.13%, 4/15/2027	$ 150,000	$ 135,291
2.13%, 10/15/2050	120,000	67,454
2.25%, 1/15/2032	399,000	322,472
3.05%, 3/1/2050	40,000	27,600
3.25%, 6/30/2026	285,000	270,129
3.38%, 12/15/2027	55,000	51,262
4.38%, 2/1/2029	220,000	211,237
4.63%, 1/15/2033	490,000	478,696
5.13%, 1/15/2034	280,000	277,880
Public Storage:
0.88%, 2/15/2026	396,000	355,125
1.85%, 5/1/2028	179,000	155,538
3.09%, 9/15/2027	274,000	255,598
3.39%, 5/1/2029 (b)	155,000	143,194
Rayonier LP 2.75%, 5/17/2031	200,000	161,070
Realty Income Corp.:
0.75%, 3/15/2026	149,000	130,993
2.85%, 12/15/2032	165,000	134,498
3.25%, 1/15/2031	221,000	193,247
3.40%, 1/15/2028	195,000	179,845
3.65%, 1/15/2028 (b)	225,000	210,040
3.95%, 8/15/2027	482,000	458,204
4.13%, 10/15/2026	189,500	181,693
4.63%, 11/1/2025	555,000	546,281
4.85%, 3/15/2030	130,000	125,969
4.90%, 7/15/2033	500,000	478,820
5.05%, 1/13/2026	255,000	253,095
5.63%, 10/13/2032	325,000	329,504
Regency Centers LP:
2.95%, 9/15/2029	235,000	201,524
3.70%, 6/15/2030	145,000	129,824
4.13%, 3/15/2028	128,000	119,547
Rexford Industrial Realty LP 2.15%, 9/1/2031	200,000	155,942
Sabra Health Care LP:
3.20%, 12/1/2031	219,000	163,094
5.13%, 8/15/2026	550,000	519,244
Simon Property Group LP:
1.38%, 1/15/2027 (b)	293,000	256,867
1.75%, 2/1/2028	155,000	132,844
REIT, 2.00%, 9/13/2024	520,000	495,810
2.20%, 2/1/2031 (b)	370,000	297,088
2.25%, 1/15/2032	216,000	168,826
2.45%, 9/13/2029	295,000	249,015
2.65%, 7/15/2030 (b)	250,000	212,757
2.65%, 2/1/2032 (b)	195,000	158,570
3.25%, 9/13/2049	621,000	416,958
3.38%, 10/1/2024	362,000	351,361
3.38%, 6/15/2027	120,000	111,547
3.38%, 12/1/2027 (b)	366,000	338,814
3.50%, 9/1/2025	476,000	456,370
3.80%, 7/15/2050 (b)	477,000	352,875
SITE Centers Corp. 4.70%, 6/1/2027	183,000	168,455
Security Description	Principal Amount	Value
Spirit Realty LP:
2.10%, 3/15/2028	$ 180,000	$ 151,308
3.20%, 1/15/2027	225,000	202,594
3.40%, 1/15/2030 (b)	110,000	93,796
4.00%, 7/15/2029	110,000	97,428
STORE Capital Corp.:
4.50%, 3/15/2028	200,000	175,140
4.63%, 3/15/2029	514,000	432,767
Sun Communities Operating LP:
2.70%, 7/15/2031	250,250	197,808
5.70%, 1/15/2033	550,000	538,136
Tanger Properties LP 2.75%, 9/1/2031	202,000	146,397
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033 (b)	155,000	114,602
Series MTN, 2.10%, 8/1/2032	115,000	87,447
Series MTN, 2.10%, 6/15/2033	100,000	74,013
Series MTN, 3.20%, 1/15/2030	153,000	135,440
Series MTN, 4.40%, 1/26/2029	303,000	284,917
Ventas Realty LP:
2.50%, 9/1/2031	127,000	100,764
2.65%, 1/15/2025	311,000	292,897
3.25%, 10/15/2026 (b)	128,000	117,343
3.50%, 2/1/2025	200,000	191,548
4.75%, 11/15/2030 (b)	445,000	421,651
4.88%, 4/15/2049	348,000	296,754
VICI Properties LP:
4.75%, 2/15/2028	500,000	473,715
5.63%, 5/15/2052	655,000	592,755
Welltower OP LLC:
2.05%, 1/15/2029 (b)	230,000	191,682
2.75%, 1/15/2031	227,000	187,173
2.80%, 6/1/2031	315,000	261,034
4.00%, 6/1/2025	661,000	638,797
4.13%, 3/15/2029	307,000	284,755
4.25%, 4/1/2026	25,000	24,178
4.25%, 4/15/2028	309,000	291,165
4.95%, 9/1/2048	120,000	107,231
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	113,569
4.00%, 11/15/2029	258,000	238,511
4.75%, 5/15/2026	500,000	491,125
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	36,121
3.85%, 7/15/2029	553,000	500,902
		58,262,074
RETAIL — 0.7%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	473,000	392,552

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50%, 3/15/2032 (b)	$ 80,000	$ 63,881
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	550,000	467,324
4.75%, 6/1/2030	205,000	191,888
AutoZone, Inc.:
1.65%, 1/15/2031	79,000	61,646
3.75%, 4/18/2029	564,000	521,328
4.50%, 2/1/2028	220,000	214,581
4.75%, 8/1/2032	325,000	313,911
4.75%, 2/1/2033	155,000	148,425
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	125,000	121,033
Costco Wholesale Corp.:
1.38%, 6/20/2027	375,000	331,335
1.60%, 4/20/2030	313,000	260,594
1.75%, 4/20/2032 (b)	159,000	128,477
3.00%, 5/18/2027 (b)	438,000	415,934
Darden Restaurants, Inc. 4.55%, 2/15/2048	200,000	167,958
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (b)	129,000	105,732
4.10%, 1/15/2052	301,000	209,126
Dollar General Corp.:
3.50%, 4/3/2030 (b)	295,000	264,223
3.88%, 4/15/2027	589,000	562,477
4.25%, 9/20/2024	195,000	191,342
4.63%, 11/1/2027	111,000	108,693
5.00%, 11/1/2032	60,000	58,336
5.20%, 7/5/2028	275,000	272,187
Dollar Tree, Inc.:
3.38%, 12/1/2051	500,000	337,165
4.00%, 5/15/2025	420,000	406,925
4.20%, 5/15/2028	481,000	455,954
Genuine Parts Co.:
1.75%, 2/1/2025	350,000	327,817
2.75%, 2/1/2032	195,000	160,152
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	459,766	387,868
1.38%, 3/15/2031	600,000	473,844
1.50%, 9/15/2028 (b)	420,000	359,482
1.88%, 9/15/2031	170,000	138,288
2.13%, 9/15/2026	803,000	741,707
2.38%, 3/15/2051	229,000	142,140
2.50%, 4/15/2027	362,000	336,135
2.70%, 4/15/2025	275,000	263,970
2.70%, 4/15/2030	786,000	698,408
2.75%, 9/15/2051	293,000	197,620
2.80%, 9/14/2027	170,000	158,338
2.88%, 4/15/2027	484,000	455,400
3.00%, 4/1/2026	413,000	395,179
3.13%, 12/15/2049	395,000	289,172
3.25%, 4/15/2032	220,000	197,696
3.35%, 9/15/2025	440,000	424,970
3.35%, 4/15/2050	498,000	380,163
3.63%, 4/15/2052 (b)	282,000	224,596
Security Description	Principal Amount	Value
3.90%, 12/6/2028	$ 273,000	$ 264,223
3.90%, 6/15/2047	345,000	293,219
4.20%, 4/1/2043	375,000	335,179
4.25%, 4/1/2046	437,000	387,505
4.40%, 3/15/2045	246,000	224,330
4.50%, 9/15/2032 (b)	145,000	143,203
4.50%, 12/6/2048	266,000	246,656
4.88%, 2/15/2044	200,000	194,760
4.95%, 9/15/2052 (b)	100,000	99,258
5.88%, 12/16/2036	878,000	956,528
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	638,000	539,659
1.70%, 9/15/2028	382,000	324,807
1.70%, 10/15/2030	846,000	678,162
2.50%, 4/15/2026	253,000	236,793
2.63%, 4/1/2031	617,800	521,182
2.80%, 9/15/2041	250,000	176,815
3.00%, 10/15/2050	349,000	228,644
3.10%, 5/3/2027	872,000	814,387
3.38%, 9/15/2025	312,000	299,124
3.50%, 4/1/2051 (b)	185,000	131,720
3.65%, 4/5/2029	408,000	377,820
3.70%, 4/15/2046	325,000	248,141
3.75%, 4/1/2032 (b)	760,000	687,177
4.00%, 4/15/2025	497,000	483,770
4.25%, 4/1/2052	409,000	333,728
4.50%, 4/15/2030	359,000	349,145
4.55%, 4/5/2049	100,000	85,419
5.00%, 4/15/2033 (b)	220,000	217,620
5.13%, 4/15/2050	125,000	117,295
5.15%, 7/1/2033	560,000	558,874
5.63%, 4/15/2053 (b)	210,000	209,681
5.75%, 7/1/2053 (b)	280,000	284,547
5.80%, 9/15/2062	320,000	317,456
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,851
Series MTN, 2.13%, 3/1/2030	15,000	12,770
Series MTN, 2.63%, 9/1/2029 (b)	60,000	53,216
Class MTN, 3.30%, 7/1/2025	150,000	144,668
Series MTN, 3.38%, 5/26/2025	185,000	179,256
Class MTN, 3.50%, 7/1/2027	475,000	452,105
Series MTN, 3.50%, 3/1/2027	418,000	398,814
Series MTN, 3.60%, 7/1/2030	1,883,000	1,752,019
Series MTN, 3.63%, 9/1/2049	50,000	39,453
Series MTN, 3.70%, 1/30/2026	457,000	441,942

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 3.70%, 2/15/2042	$ 388,000	$ 315,933
Series MTN, 4.45%, 3/1/2047	180,000	161,770
Series MTN, 4.45%, 9/1/2048	83,000	74,590
4.60%, 9/9/2032 (b)	315,000	312,001
Series MTN, 4.70%, 12/9/2035	238,000	231,029
Series MTN, 4.88%, 7/15/2040	115,000	109,607
Series MTN, 5.70%, 2/1/2039	450,000	465,390
Series I, 6.30%, 10/15/2037	298,000	327,723
Series I, 6.30%, 3/1/2038	310,000	341,998
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	135,000	106,367
3.55%, 3/15/2026	119,000	114,076
3.60%, 9/1/2027	132,000	124,945
4.20%, 4/1/2030	289,500	273,372
4.70%, 6/15/2032 (b)	75,000	72,226
Ross Stores, Inc. 0.88%, 4/15/2026	193,000	170,280
Starbucks Corp.:
2.00%, 3/12/2027	631,000	567,073
2.25%, 3/12/2030	288,000	243,723
2.55%, 11/15/2030	218,500	186,402
3.00%, 2/14/2032	110,000	95,501
3.35%, 3/12/2050	102,000	74,927
3.50%, 3/1/2028 (b)	214,000	201,087
3.50%, 11/15/2050	255,400	194,091
3.55%, 8/15/2029 (b)	411,000	383,853
3.75%, 12/1/2047	653,000	516,810
3.80%, 8/15/2025	333,000	322,517
4.00%, 11/15/2028	326,000	312,914
4.50%, 11/15/2048	520,000	465,000
Target Corp.:
1.95%, 1/15/2027 (b)	221,000	202,341
2.35%, 2/15/2030	350,000	303,152
2.50%, 4/15/2026	466,000	440,985
2.65%, 9/15/2030	521,000	454,864
2.95%, 1/15/2052	270,000	188,722
3.38%, 4/15/2029 (b)	160,000	150,010
3.50%, 7/1/2024	495,000	485,981
4.00%, 7/1/2042	175,000	157,206
4.40%, 1/15/2033 (b)	85,000	82,627
4.50%, 9/15/2032 (b)	543,000	530,147
4.80%, 1/15/2053 (b)	360,000	344,351
6.50%, 10/15/2037	36,000	40,809
TJX Cos., Inc.:
1.15%, 5/15/2028	174,000	148,372
2.25%, 9/15/2026	257,000	237,134
Tractor Supply Co. 1.75%, 11/1/2030	252,000	199,768
Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	$ 150,000	$ 127,482
3.45%, 6/1/2026	419,000	393,512
3.80%, 11/18/2024	101,000	98,432
4.10%, 4/15/2050 (b)	718,000	511,252
4.80%, 11/18/2044	210,000	174,012
Walmart, Inc.:
1.05%, 9/17/2026	447,000	399,055
1.50%, 9/22/2028	281,000	243,961
2.38%, 9/24/2029 (b)	43,000	38,067
2.50%, 9/22/2041	1,069,000	796,373
2.65%, 12/15/2024	250,000	240,992
2.85%, 7/8/2024	479,000	467,188
2.95%, 9/24/2049	185,000	138,136
3.05%, 7/8/2026	689,000	659,993
3.25%, 7/8/2029 (b)	573,000	537,400
3.55%, 6/26/2025 (b)	342,000	333,228
3.70%, 6/26/2028 (b)	275,000	266,139
3.90%, 9/9/2025 (b)	450,000	440,869
3.90%, 4/15/2028	470,000	458,762
3.95%, 9/9/2027	460,000	451,605
3.95%, 6/28/2038	225,000	207,594
4.00%, 4/15/2030	250,000	243,137
4.10%, 4/15/2033 (b)	500,000	485,475
4.15%, 9/9/2032 (b)	332,000	327,259
4.50%, 9/9/2052 (b)	625,000	610,012
4.50%, 4/15/2053	470,000	458,320
5.63%, 4/1/2040	175,000	190,865
6.20%, 4/15/2038	200,000	230,546
		48,642,233
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (b)	170,000	161,078
4.39%, 6/1/2052	303,000	275,903
Analog Devices, Inc.:
1.70%, 10/1/2028	435,000	373,761
2.10%, 10/1/2031	374,000	309,586
2.80%, 10/1/2041	110,000	81,748
3.45%, 6/15/2027 (e)	179,000	169,551
3.50%, 12/5/2026	383,000	368,948
Applied Materials, Inc.:
1.75%, 6/1/2030 (b)	540,000	451,084
3.90%, 10/1/2025	109,000	106,515
4.35%, 4/1/2047 (b)	372,000	348,158
5.10%, 10/1/2035	269,000	273,350
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	310,000	286,372
3.88%, 1/15/2027	1,055,000	1,006,259
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	272,000	235,359
2.45%, 2/15/2031 (e)	656,000	532,862
2.60%, 2/15/2033 (e)	300,000	233,859
3.14%, 11/15/2035 (e)	405,000	310,424

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.15%, 11/15/2025	$ 139,000	$ 132,092
3.19%, 11/15/2036 (e)	256,000	193,457
3.42%, 4/15/2033 (e)	1,576,000	1,319,396
3.46%, 9/15/2026	346,000	327,226
3.47%, 4/15/2034 (e)	854,000	699,955
3.50%, 2/15/2041 (e)	431,000	322,634
3.75%, 2/15/2051 (e)	259,000	191,217
4.11%, 9/15/2028	718,000	679,321
4.15%, 11/15/2030	566,000	520,137
4.15%, 4/15/2032 (e)	550,000	498,030
4.30%, 11/15/2032	127,000	116,365
4.75%, 4/15/2029	272,000	263,350
4.93%, 5/15/2037 (e)	716,000	646,483
5.00%, 4/15/2030	391,000	383,489
Intel Corp.:
1.60%, 8/12/2028 (b)	220,000	189,519
2.00%, 8/12/2031	265,000	216,092
2.45%, 11/15/2029	1,255,000	1,087,821
2.80%, 8/12/2041	140,000	99,830
3.10%, 2/15/2060	460,000	294,423
3.25%, 11/15/2049	569,000	400,212
3.40%, 3/25/2025	964,000	934,723
3.70%, 7/29/2025	612,000	594,589
3.73%, 12/8/2047	578,000	449,476
3.75%, 3/25/2027	412,000	396,323
3.90%, 3/25/2030	632,000	595,698
4.00%, 8/5/2029	175,000	166,502
4.75%, 3/25/2050	1,153,000	1,042,589
4.88%, 2/10/2026	250,000	249,340
4.88%, 2/10/2028	1,575,000	1,569,393
5.20%, 2/10/2033 (b)	535,000	539,986
5.63%, 2/10/2043	100,000	101,625
5.70%, 2/10/2053	1,505,000	1,533,053
5.90%, 2/10/2063	625,000	644,562
KLA Corp.:
3.30%, 3/1/2050	365,000	274,816
4.10%, 3/15/2029	179,000	172,271
4.65%, 11/1/2024	323,000	318,459
4.95%, 7/15/2052	500,000	492,180
5.00%, 3/15/2049	120,000	116,308
5.25%, 7/15/2062	350,000	354,854
Lam Research Corp.:
2.88%, 6/15/2050	257,000	179,404
3.75%, 3/15/2026 (b)	371,000	360,074
4.00%, 3/15/2029	204,000	196,944
4.88%, 3/15/2049 (b)	511,000	495,604
Marvell Technology, Inc.:
2.95%, 4/15/2031	365,000	305,720
4.88%, 6/22/2028 (b)	154,000	149,562
Microchip Technology, Inc. 0.98%, 9/1/2024	150,000	141,540
Micron Technology, Inc.:
3.48%, 11/1/2051 (b)	244,000	162,587
4.19%, 2/15/2027	329,000	315,360
4.98%, 2/6/2026	339,000	333,827
Security Description	Principal Amount	Value
5.33%, 2/6/2029	$ 110,000	$ 108,387
5.38%, 4/15/2028 (b)	200,000	198,136
5.88%, 9/15/2033	800,000	792,976
6.75%, 11/1/2029	250,000	259,865
NVIDIA Corp.:
2.00%, 6/15/2031 (b)	250,000	209,550
2.85%, 4/1/2030 (b)	487,000	441,694
3.20%, 9/16/2026	645,000	621,225
3.50%, 4/1/2040	422,000	361,397
3.50%, 4/1/2050	142,000	115,345
3.70%, 4/1/2060 (b)	110,000	90,563
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	213,000	214,663
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032 (b)	300,000	242,556
2.70%, 5/1/2025 (e)	125,000	118,504
3.25%, 5/11/2041	295,000	214,350
3.40%, 5/1/2030	159,000	140,826
4.30%, 6/18/2029	605,000	569,831
4.40%, 6/1/2027	588,000	568,243
5.00%, 1/15/2033	257,000	247,054
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	260,000	241,862
4.38%, 10/15/2029	150,000	135,649
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	355,000	302,584
2.15%, 5/20/2030	359,000	308,514
3.25%, 5/20/2027	586,000	555,546
3.45%, 5/20/2025	204,059	198,009
4.25%, 5/20/2032	55,000	53,596
4.30%, 5/20/2047 (b)	512,000	463,575
4.50%, 5/20/2052	935,000	850,878
4.65%, 5/20/2035	369,000	368,779
5.40%, 5/20/2033 (b)	250,000	263,135
6.00%, 5/20/2053	215,000	240,404
Skyworks Solutions, Inc. 1.80%, 6/1/2026	222,000	198,659
Texas Instruments, Inc.:
1.13%, 9/15/2026	122,000	108,889
1.38%, 3/12/2025 (b)	500,000	469,735
1.75%, 5/4/2030	287,000	241,057
1.90%, 9/15/2031	25,000	20,548
2.25%, 9/4/2029	202,000	176,340
2.90%, 11/3/2027	397,000	370,572
3.88%, 3/15/2039	338,000	303,122
4.15%, 5/15/2048 (b)	414,000	376,053
4.60%, 2/15/2028 (b)	115,000	115,237
5.00%, 3/14/2053	300,000	304,497
TSMC Arizona Corp.:
1.75%, 10/25/2026 (b)	338,000	300,844
2.50%, 10/25/2031	949,000	794,749
3.13%, 10/25/2041	561,000	447,970
3.25%, 10/25/2051 (b)	200,000	153,736

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.88%, 4/22/2027	$ 175,000	$ 168,240
Xilinx, Inc. 2.38%, 6/1/2030	331,000	285,759
		41,626,938
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	294,427
3.48%, 12/1/2027	356,500	327,121
		621,548
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	139,000	111,243
2.50%, 9/15/2050	500,000	321,125
3.40%, 9/15/2026	365,000	347,794
Adobe, Inc.:
2.15%, 2/1/2027 (b)	525,000	482,627
2.30%, 2/1/2030	419,000	367,614
3.25%, 2/1/2025	218,000	211,645
Autodesk, Inc.:
2.40%, 12/15/2031	287,000	235,412
2.85%, 1/15/2030	15,000	13,123
3.50%, 6/15/2027	320,000	303,037
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	503,000	412,299
2.90%, 12/1/2029	498,000	426,472
3.40%, 6/27/2026	283,000	266,716
Electronic Arts, Inc. 1.85%, 2/15/2031 (b)	325,000	262,788
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	353,000	315,088
1.65%, 3/1/2028	254,000	214,721
3.10%, 3/1/2041	248,000	170,832
4.70%, 7/15/2027	111,000	108,223
5.10%, 7/15/2032 (b)	451,000	436,983
5.63%, 7/15/2052	150,000	141,614
Fiserv, Inc.:
2.25%, 6/1/2027	489,600	440,052
2.65%, 6/1/2030	410,500	349,689
2.75%, 7/1/2024	859,000	833,531
3.20%, 7/1/2026	555,000	520,768
3.50%, 7/1/2029	659,000	603,064
3.85%, 6/1/2025	124,000	120,292
4.20%, 10/1/2028	536,000	513,595
4.40%, 7/1/2049	414,000	348,265
Intuit, Inc.:
0.95%, 7/15/2025	109,000	99,623
1.35%, 7/15/2027 (b)	362,000	317,318
1.65%, 7/15/2030	85,000	69,031
Microsoft Corp.:
2.40%, 8/8/2026	1,070,000	1,004,184
2.53%, 6/1/2050	2,194,000	1,517,787
Security Description	Principal Amount	Value
2.68%, 6/1/2060	$ 666,000	$ 446,073
2.70%, 2/12/2025 (b)	775,000	747,821
2.92%, 3/17/2052 (b)	1,796,000	1,334,751
3.04%, 3/17/2062	822,000	600,068
3.13%, 11/3/2025	844,000	812,257
3.30%, 2/6/2027	1,259,000	1,211,082
3.45%, 8/8/2036	439,000	400,249
3.50%, 2/12/2035 (b)	584,000	546,496
3.70%, 8/8/2046	459,000	401,657
3.95%, 8/8/2056	210,000	189,143
4.10%, 2/6/2037	315,000	305,884
4.20%, 11/3/2035	199,000	197,042
4.25%, 2/6/2047 (b)	259,000	251,492
4.45%, 11/3/2045	300,000	295,785
4.50%, 10/1/2040	150,000	150,371
Oracle Corp.:
1.65%, 3/25/2026	840,000	762,804
2.30%, 3/25/2028	581,000	512,558
2.50%, 4/1/2025	1,215,000	1,153,217
2.65%, 7/15/2026	1,258,000	1,164,820
2.80%, 4/1/2027	603,000	554,790
2.88%, 3/25/2031	1,165,000	992,883
2.95%, 11/15/2024	591,000	570,658
2.95%, 5/15/2025	835,000	796,799
2.95%, 4/1/2030	962,000	839,788
3.25%, 11/15/2027	978,000	907,555
3.25%, 5/15/2030	155,000	138,196
3.40%, 7/8/2024	1,073,000	1,049,576
3.60%, 4/1/2040	1,029,000	796,230
3.60%, 4/1/2050	1,291,000	921,839
3.65%, 3/25/2041	643,000	495,271
3.80%, 11/15/2037	782,900	640,177
3.85%, 7/15/2036	448,000	374,586
3.85%, 4/1/2060	250,000	175,373
3.90%, 5/15/2035	367,000	316,372
3.95%, 3/25/2051	425,000	320,900
4.00%, 7/15/2046	768,000	590,369
4.00%, 11/15/2047	1,027,000	791,180
4.10%, 3/25/2061	557,000	409,868
4.13%, 5/15/2045	574,000	450,636
4.30%, 7/8/2034	375,000	340,594
4.38%, 5/15/2055	414,000	332,786
5.38%, 7/15/2040	361,000	344,549
5.80%, 11/10/2025 (b)	80,000	80,898
6.13%, 7/8/2039	338,000	347,944
6.15%, 11/9/2029	150,000	156,254
6.25%, 11/9/2032	500,000	530,475
6.50%, 4/15/2038 (b)	307,700	328,537
6.90%, 11/9/2052	640,000	717,165
Roper Technologies, Inc.:
1.40%, 9/15/2027	290,000	250,021
1.75%, 2/15/2031	250,000	198,448
2.00%, 6/30/2030	193,000	157,992
2.95%, 9/15/2029	184,000	162,816
3.80%, 12/15/2026	357,000	341,603

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Salesforce, Inc.:
0.63%, 7/15/2024	$ 114,000	$ 108,558
1.50%, 7/15/2028 (b)	180,000	155,016
1.95%, 7/15/2031	470,000	388,004
2.70%, 7/15/2041	275,000	201,482
2.90%, 7/15/2051	491,000	345,600
3.05%, 7/15/2061	305,000	207,589
3.70%, 4/11/2028	593,000	572,002
ServiceNow, Inc. 1.40%, 9/1/2030	529,000	419,180
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	160,104
4.00%, 4/14/2032 (b)	150,000	137,427
4.95%, 3/28/2028 (b)	250,000	247,210
5.00%, 3/28/2026	250,000	247,555
VMware, Inc.:
1.00%, 8/15/2024	330,000	312,474
1.40%, 8/15/2026	486,000	428,812
1.80%, 8/15/2028	105,000	88,195
2.20%, 8/15/2031	304,000	238,886
3.90%, 8/21/2027	264,000	250,615
4.50%, 5/15/2025	555,000	543,295
Workday, Inc.:
3.50%, 4/1/2027	45,000	42,653
3.80%, 4/1/2032	990,000	890,871
		45,778,781
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	251,000	218,310
3.63%, 4/22/2029	410,000	375,601
4.38%, 7/16/2042	110,000	96,735
4.38%, 4/22/2049 (b)	363,000	316,180
4.70%, 7/21/2032	350,000	337,579
6.13%, 3/30/2040 (b)	730,000	777,268
AT&T, Inc.:
1.65%, 2/1/2028	559,500	481,343
1.70%, 3/25/2026	1,301,000	1,185,289
2.25%, 2/1/2032 (b)	561,000	445,939
2.30%, 6/1/2027	815,000	733,378
2.55%, 12/1/2033	986,000	771,634
2.75%, 6/1/2031	1,305,000	1,101,355
3.50%, 6/1/2041	1,156,000	888,155
3.50%, 9/15/2053	1,833,000	1,297,691
3.55%, 9/15/2055	1,806,000	1,264,345
3.65%, 6/1/2051	657,000	482,047
3.65%, 9/15/2059	1,447,000	1,006,577
3.80%, 2/15/2027	365,000	348,852
3.80%, 12/1/2057	1,748,000	1,264,381
4.10%, 2/15/2028 (b)	385,000	368,757
4.25%, 3/1/2027	937,000	910,998
4.30%, 2/15/2030	1,147,250	1,089,325
4.35%, 3/1/2029	680,000	652,943
4.35%, 6/15/2045	314,000	263,079
4.50%, 5/15/2035	911,000	837,036
Security Description	Principal Amount	Value
4.50%, 3/9/2048	$ 132,000	$ 111,708
4.55%, 3/9/2049	693,000	587,740
4.75%, 5/15/2046	775,000	684,472
4.85%, 3/1/2039	393,000	362,083
5.25%, 3/1/2037	1,352,000	1,321,134
5.40%, 2/15/2034	805,000	807,004
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (b)	116,000	93,240
4.46%, 4/1/2048 (b)	214,000	185,506
5.10%, 5/11/2033 (b)	765,000	756,088
British Telecommunications PLC 9.63%, 12/15/2030	1,036,500	1,271,868
Cisco Systems, Inc.:
2.50%, 9/20/2026	25,000	23,424
3.50%, 6/15/2025	106,000	102,897
5.50%, 1/15/2040	556,000	590,444
5.90%, 2/15/2039	724,000	801,215
Corning, Inc.:
3.90%, 11/15/2049	250,000	188,425
5.45%, 11/15/2079	464,000	421,507
5.85%, 11/15/2068	400,000	382,956
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	934,000	1,118,829
Juniper Networks, Inc.:
2.00%, 12/10/2030	533,000	413,827
3.75%, 8/15/2029 (b)	359,000	323,926
Motorola Solutions, Inc.:
2.30%, 11/15/2030	304,000	245,930
2.75%, 5/24/2031	320,000	262,397
4.60%, 2/23/2028	536,000	519,566
4.60%, 5/23/2029	197,000	190,625
5.50%, 9/1/2044	91,000	86,465
Nokia Oyj 6.63%, 5/15/2039	350,000	335,951
Orange SA:
5.38%, 1/13/2042	1,039,000	1,033,088
5.50%, 2/6/2044	100,000	101,397
9.00%, 3/1/2031	616,000	756,842
Rogers Communications, Inc.:
2.95%, 3/15/2025 (e)	676,000	642,639
3.20%, 3/15/2027 (e)	250,000	232,353
3.63%, 12/15/2025	168,000	158,864
3.80%, 3/15/2032 (e)	920,000	804,347
4.30%, 2/15/2048	286,000	223,932
4.50%, 3/15/2042 (e)	420,000	348,499
4.50%, 3/15/2043	189,000	156,662
5.45%, 10/1/2043	492,000	453,668
7.50%, 8/15/2038	294,000	324,326
Sprint Capital Corp.:
6.88%, 11/15/2028	175,000	185,561
8.75%, 3/15/2032	600,000	725,196

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Telefonica Emisiones SA:
4.67%, 3/6/2038	$ 514,000	$ 435,959
5.21%, 3/8/2047	698,000	607,546
5.52%, 3/1/2049	332,000	299,321
7.05%, 6/20/2036 (b)	915,000	999,912
Telefonica Europe BV 8.25%, 9/15/2030	382,000	441,118
TELUS Corp.:
3.40%, 5/13/2032	575,000	492,252
3.70%, 9/15/2027	136,000	127,822
4.30%, 6/15/2049	101,000	82,290
T-Mobile USA, Inc.:
1.50%, 2/15/2026	253,000	228,755
2.05%, 2/15/2028	391,000	339,630
2.25%, 2/15/2026	360,000	331,603
2.25%, 11/15/2031	578,000	462,487
2.55%, 2/15/2031 (b)	801,000	665,759
2.63%, 4/15/2026	694,000	643,539
2.70%, 3/15/2032	264,000	218,740
2.88%, 2/15/2031	1,005,000	852,160
3.00%, 2/15/2041	355,000	259,217
3.30%, 2/15/2051	883,000	619,963
3.38%, 4/15/2029	746,000	670,766
3.40%, 10/15/2052	774,000	552,396
3.50%, 4/15/2025	608,100	585,108
3.50%, 4/15/2031	838,000	739,099
3.75%, 4/15/2027	77,000	72,945
3.88%, 4/15/2030	3,073,000	2,832,722
4.38%, 4/15/2040	806,000	713,503
4.50%, 4/15/2050	679,000	583,376
4.75%, 2/1/2028 (b)	150,000	145,803
4.80%, 7/15/2028 (b)	469,000	460,347
5.05%, 7/15/2033	660,000	648,054
5.20%, 1/15/2033	410,000	407,417
5.38%, 4/15/2027	240,000	238,714
5.65%, 1/15/2053 (b)	510,000	517,742
5.75%, 1/15/2054	190,000	195,558
5.80%, 9/15/2062	205,000	208,030
Verizon Communications, Inc.:
0.85%, 11/20/2025	1,092,000	985,552
1.45%, 3/20/2026	638,000	578,424
1.68%, 10/30/2030 (b)	303,000	239,585
1.75%, 1/20/2031	726,000	572,407
2.10%, 3/22/2028	785,000	689,709
2.36%, 3/15/2032	874,000	703,019
2.55%, 3/21/2031	1,449,000	1,210,176
2.65%, 11/20/2040	643,000	447,007
2.85%, 9/3/2041	740,000	526,517
2.88%, 11/20/2050	573,000	373,086
2.99%, 10/30/2056	2,362,000	1,500,909
3.00%, 3/22/2027	673,250	629,031
3.00%, 11/20/2060	654,000	409,417
3.15%, 3/22/2030	119,000	105,853
3.38%, 2/15/2025	618,000	597,198
Security Description	Principal Amount	Value
3.40%, 3/22/2041	$ 918,000	$ 708,109
3.50%, 11/1/2024	57,000	55,514
3.55%, 3/22/2051	1,205,000	899,870
3.70%, 3/22/2061	785,000	570,946
3.88%, 2/8/2029	693,000	650,977
3.88%, 3/1/2052	250,000	196,168
4.00%, 3/22/2050	324,000	263,188
4.02%, 12/3/2029	484,000	451,499
4.13%, 3/16/2027	623,000	605,276
4.13%, 8/15/2046	186,000	153,245
4.27%, 1/15/2036	1,226,000	1,107,323
4.33%, 9/21/2028	1,042,000	1,004,030
4.40%, 11/1/2034	508,000	468,584
4.50%, 8/10/2033	629,500	593,644
4.86%, 8/21/2046 (b)	250,000	229,085
5.05%, 5/9/2033 (b)	325,000	321,243
5.25%, 3/16/2037	260,000	257,798
6.55%, 9/15/2043	935,000	1,040,720
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	414,855
4.38%, 2/19/2043	1,096,000	919,928
4.88%, 6/19/2049	601,000	532,955
5.00%, 5/30/2038	200,000	188,420
5.75%, 2/10/2063	675,000	654,203
6.15%, 2/27/2037	661,000	692,391
7.88%, 2/15/2030	167,000	191,349
		76,270,261
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.00%, 11/19/2024	336,000	322,977
3.55%, 11/19/2026	85,000	78,970
3.90%, 11/19/2029 (b)	497,000	450,123
		852,070
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	250,000	171,295
3.00%, 4/1/2025	228,000	219,610
3.30%, 9/15/2051	350,000	261,345
3.40%, 9/1/2024	465,000	453,766
3.55%, 2/15/2050	140,000	111,084
3.65%, 9/1/2025	178,000	172,665
3.90%, 8/1/2046	190,000	157,008
4.05%, 6/15/2048	225,000	192,589
4.13%, 6/15/2047	130,000	112,870
4.15%, 12/15/2048	337,000	293,608
4.38%, 9/1/2042	145,000	131,138
4.40%, 3/15/2042	571,000	517,874
4.45%, 3/15/2043	458,000	415,937
4.55%, 9/1/2044	230,000	211,473
4.70%, 9/1/2045	265,000	246,651
4.95%, 9/15/2041	100,000	97,662
5.20%, 4/15/2054	440,000	448,950
5.40%, 6/1/2041	335,000	342,571

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Canadian National Railway Co.:
2.45%, 5/1/2050	$ 382,000	$ 244,025
2.75%, 3/1/2026	300,000	282,612
3.20%, 8/2/2046	612,000	454,373
3.65%, 2/3/2048	307,000	249,410
6.90%, 7/15/2028	171,000	186,645
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	893,000	839,500
1.75%, 12/2/2026	115,000	103,399
2.05%, 3/5/2030 (b)	260,000	218,215
2.45%, 12/2/2031 (b)	222,000	195,025
2.90%, 2/1/2025	150,000	143,985
3.00%, 12/2/2041	450,000	369,382
3.10%, 12/2/2051	140,000	99,376
3.50%, 5/1/2050	35,000	26,989
4.00%, 6/1/2028	356,000	340,696
4.20%, 11/15/2069	480,000	376,267
4.30%, 5/15/2043	115,000	100,902
4.80%, 8/1/2045 (b)	100,000	93,357
6.13%, 9/15/2115	316,000	327,935
7.13%, 10/15/2031	350,000	395,598
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	247,000	236,843
CSX Corp.:
2.40%, 2/15/2030	149,000	128,535
2.60%, 11/1/2026	156,000	144,417
3.25%, 6/1/2027	446,000	420,681
3.35%, 9/15/2049	157,000	116,014
3.40%, 8/1/2024	693,000	676,624
3.80%, 3/1/2028	215,360	205,652
3.80%, 11/1/2046	235,000	190,131
3.80%, 4/15/2050	150,000	119,177
4.10%, 11/15/2032 (b)	250,000	236,557
4.25%, 3/15/2029	517,000	500,968
4.25%, 11/1/2066	285,000	236,342
4.30%, 3/1/2048	242,000	210,591
4.50%, 11/15/2052	220,000	198,750
4.50%, 8/1/2054	104,000	92,323
4.65%, 3/1/2068	125,000	112,075
4.75%, 11/15/2048	149,000	138,104
6.00%, 10/1/2036	175,000	184,454
FedEx Corp.:
2.40%, 5/15/2031 (b)	155,000	128,597
3.10%, 8/5/2029	495,000	446,005
3.25%, 4/1/2026	773,000	739,073
3.40%, 2/15/2028	193,000	179,731
3.88%, 8/1/2042	250,000	201,530
4.05%, 2/15/2048	376,000	300,394
4.10%, 4/15/2043	287,000	234,115
4.25%, 5/15/2030	274,000	262,054
4.40%, 1/15/2047	295,000	249,487
4.75%, 11/15/2045	355,000	316,820
4.90%, 1/15/2034	107,000	104,437
5.10%, 1/15/2044	380,000	353,674
Security Description	Principal Amount	Value
5.25%, 5/15/2050	$ 257,000	$ 246,951
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	227,990
Kirby Corp. 4.20%, 3/1/2028 (b)	201,000	187,961
Norfolk Southern Corp.:
2.30%, 5/15/2031	234,000	194,786
2.55%, 11/1/2029	321,000	277,203
2.90%, 6/15/2026	550,000	518,050
2.90%, 8/25/2051	150,000	99,333
3.00%, 3/15/2032	344,000	296,146
3.05%, 5/15/2050	215,000	149,006
3.16%, 5/15/2055	349,000	239,009
3.40%, 11/1/2049	404,000	297,199
3.70%, 3/15/2053	743,000	575,290
3.80%, 8/1/2028	85,000	80,496
4.15%, 2/28/2048	175,000	147,131
4.45%, 3/1/2033	250,000	239,297
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	397,000	381,315
Series MTN, 2.85%, 3/1/2027 (b)	145,000	132,491
Series MTN, 2.90%, 12/1/2026	105,000	96,091
4.30%, 6/15/2027	250,000	240,515
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	132,546
2.38%, 5/20/2031	455,000	384,925
2.40%, 2/5/2030	461,000	401,347
2.75%, 3/1/2026	219,000	207,181
2.80%, 2/14/2032	206,000	177,741
2.89%, 4/6/2036	457,000	364,224
2.95%, 3/10/2052	150,000	104,232
3.00%, 4/15/2027 (b)	285,000	268,142
3.25%, 8/15/2025	300,000	288,627
3.25%, 2/5/2050	480,000	358,498
3.38%, 2/14/2042	214,000	171,247
3.50%, 2/14/2053	401,000	310,129
3.55%, 5/20/2061	100,000	74,001
Series MTN, 3.55%, 8/15/2039	216,000	180,883
3.70%, 3/1/2029	125,000	119,419
3.75%, 7/15/2025	223,000	216,566
3.75%, 2/5/2070	211,000	159,674
3.80%, 10/1/2051	334,000	273,653
3.80%, 4/6/2071	541,000	414,671
3.84%, 3/20/2060	748,000	594,271
3.88%, 2/1/2055	192,000	155,933
3.95%, 9/10/2028	988,000	957,323
3.95%, 8/15/2059	236,000	191,771
4.50%, 9/10/2048	154,000	138,408
United Parcel Service, Inc.:
2.20%, 9/1/2024	305,000	294,002
2.40%, 11/15/2026 (b)	216,000	201,347

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.50%, 9/1/2029	$ 386,000	$ 341,757
2.80%, 11/15/2024 (b)	110,000	106,318
3.05%, 11/15/2027	150,000	141,354
3.40%, 3/15/2029 (b)	248,000	234,286
3.63%, 10/1/2042	199,000	165,297
3.75%, 11/15/2047	302,000	253,272
3.90%, 4/1/2025	399,000	390,685
4.25%, 3/15/2049	245,000	220,569
4.45%, 4/1/2030	189,500	188,755
4.88%, 3/3/2033	290,000	293,309
4.88%, 11/15/2040	415,000	408,671
6.20%, 1/15/2038	433,000	484,687
		32,265,923
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 9/15/2026	625,000	576,769
3.50%, 6/1/2032	431,000	368,837
3.85%, 3/30/2027	132,000	123,989
4.00%, 6/30/2030	121,000	110,545
4.55%, 11/7/2028	119,000	113,796
		1,293,936
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	145,000	125,554
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	220,000	182,725
2.80%, 5/1/2030	477,000	417,227
2.95%, 9/1/2027	325,000	300,333
3.40%, 3/1/2025	250,000	241,878
3.45%, 6/1/2029 (b)	481,500	446,899
3.75%, 9/1/2028 (b)	109,000	103,018
3.75%, 9/1/2047	126,000	99,655
4.15%, 6/1/2049	175,000	147,170
4.20%, 9/1/2048	260,000	219,372
Essential Utilities, Inc.:
2.40%, 5/1/2031	380,000	308,507
3.57%, 5/1/2029	254,000	231,168
4.28%, 5/1/2049	270,000	219,110
		2,917,062
TOTAL CORPORATE BONDS & NOTES (Cost $1,833,993,347)		1,668,379,531
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2023-1, Class A3, 5.62%, 11/18/2027	161,000	160,672
Security Description	Principal Amount	Value
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	$ 130,000	$ 128,912
Capital One Prime Auto Receivables Trust:
Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	758,271
Series 2023-1, Class A3, 4.87%, 2/15/2028	250,000	246,914
CarMax Auto Owner Trust:
Series 2022-2, Class A3, 3.49%, 2/16/2027	3,000,000	2,920,527
Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	992,921
Ford Credit Auto Lease Trust Series 2023-A, Class A4, 4.83%, 5/15/2026	500,000	492,952
Ford Credit Auto Owner Trust:
Series 2022-C, Class A3, 4.48%, 12/15/2026	465,000	457,490
Series 2023-A, Class A3, 4.65%, 2/15/2028	133,000	131,075
Series 2023-B, Class A3, 5.23%, 5/15/2028	150,000	149,368
GM Financial Automobile Leasing Trust Series 2023-2, Class A3, 5.05%, 7/20/2026	301,000	298,267
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	490,956
Series 2023-1, Class A3, 4.66%, 2/16/2028	75,000	73,857
Series 2022-1, Class A3, 1.26%, 11/16/2026	350,000	333,713
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	162,000	160,768
Series 2023-1, Class A3, 5.04%, 4/21/2027	144,000	143,041
Hyundai Auto Receivables Trust Series 2022-A, Class A3, 2.22%, 10/15/2026	500,000	479,612
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	421,404
Nissan Auto Lease Trust:
Series 2023-A, Class A3, 4.91%, 1/15/2026	122,000	120,639
Series 2023-B, Class A3, 5.69%, 7/15/2026	127,000	126,729

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3, 4.91%, 11/15/2027	$ 500,000	$ 495,727
Santander Drive Auto Receivables Trust Series 2023-2, Class A3, 5.21%, 7/15/2027	162,000	160,652
Toyota Auto Receivables Owner Trust:
Series 2022-C, Class A3, 3.76%, 4/15/2027	500,000	485,770
Series 2022-D, Class A3, 5.30%, 9/15/2027	500,000	498,963
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3, 5.02%, 6/20/2028	140,000	139,460
World Omni Auto Receivables Trust:
Series 2022-A, Class A3, 1.66%, 5/17/2027	350,000	334,601
Series 2023-A, Class A3, 4.83%, 5/15/2028	600,000	592,143
World Omni Automobile Lease Securitization Trust Series 2023-A, Class A3, 5.07%, 9/15/2026	375,000	371,268
		12,166,672
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	1,103,000	1,035,492
Series 2022-3, Class A, 3.75%, 8/15/2027	723,000	700,539
Series 2023-1, Class A, 4.87%, 5/15/2028	391,000	388,500
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	1,000,000	994,643
Barclays Dryrock Issuance Trust:
Series 2023-1, Class A, 4.72%, 2/15/2029	300,000	295,828
Series 2021-1, Class A, 0.63%, 7/15/2027	500,000	470,851
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	500,000	478,391
Series 2022-A2, Class A, 3.49%, 5/15/2027	600,000	579,788
Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	468,358
Series 2021-A3, Class A3, 1.04%, 11/15/2026	1,600,000	1,506,290
Security Description	Principal Amount	Value
Chase Issuance Trust Series 2022-A1, Class A, 3.97%, 9/15/2027	$ 181,000	$ 176,281
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	273,497
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	478,948
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	354,393
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	240,829
Series 2022-A3, Class A3, 3.56%, 7/15/2027	500,000	482,873
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	360,235
Series 2022-A4, Class A, 5.03%, 10/15/2027	286,000	284,399
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.37%, 4/15/2028	210,000	202,065
Series 2022-A2, Class A, 3.86%, 7/15/2028	500,000	484,798
		10,256,998
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	750,000	741,135
John Deere Owner Trust Series 2023-B, Class A3, 5.18%, 3/15/2028	167,000	166,084
John Deere Owner Trust 2022 Series 2023-A, Class A4, 2.49%, 1/16/2029	485,000	455,471
Verizon Master Trust:
Series 2021-1, Class A, 0.50%, 5/20/2027	1,220,000	1,164,195
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	409,003
		2,935,888
TOTAL ASSET-BACKED SECURITIES (Cost $26,095,802)		25,359,558
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
AUSTRALIA — 0.0% (a)
National Australia Bank Ltd. 4.90%, 6/13/2028 (b)	550,000	544,709
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	255,000	231,509

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
0.50%, 09/16/2024	$ 180,000	$ 169,726
1.50%, 02/12/2025	773,000	728,885
2.88%, 05/23/2025	100,000	95,974
3.63%, 09/09/2027 (b)	136,000	132,170
Series GMTN, 0.50%, 02/02/2026	529,000	474,873
		1,833,137
BRAZIL — 0.0% (a)
Vale Overseas Ltd. 6.13%, 6/12/2033	360,000	360,868
CANADA — 0.3%
Canada Government International Bonds:
0.75%, 05/19/2026	740,000	664,069
1.63%, 01/22/2025	837,000	793,560
2.88%, 04/28/2025	819,000	788,730
3.75%, 04/26/2028	1,505,000	1,474,102
Export Development Canada:
3.38%, 08/26/2025	880,000	853,767
4.38%, 06/29/2026	2,000,000	1,986,440
Province of Alberta:
1.30%, 07/22/2030	257,000	208,931
3.30%, 03/15/2028	216,000	205,068
Province of British Columbia:
2.25%, 06/02/2026	260,000	242,603
4.20%, 07/06/2033	1,365,000	1,361,683
Series 10, 1.75%, 09/27/2024	487,000	465,777
Province of New Brunswick 3.63%, 2/24/2028	150,000	143,777
Province of Ontario:
1.05%, 04/14/2026	415,000	375,314
1.13%, 10/07/2030	3,470,000	2,782,732
1.60%, 02/25/2031	130,000	107,004
2.00%, 10/02/2029	237,000	206,854
2.30%, 06/15/2026	180,000	167,909
2.50%, 04/27/2026	253,000	237,941
3.10%, 05/19/2027	250,000	236,370
Province of Quebec:
0.60%, 07/23/2025	334,000	306,007
1.35%, 05/28/2030	150,000	123,779
2.50%, 04/20/2026	275,000	259,033
2.75%, 04/12/2027	315,000	294,345
3.63%, 04/13/2028	625,000	602,725
Series QO, 2.88%, 10/16/2024	1,100,000	1,065,152
Series QX, 1.50%, 02/11/2025	980,000	923,562
		16,877,234
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	450,000	388,395
2.55%, 01/27/2032	275,000	235,271
Security Description	Principal Amount	Value
2.55%, 07/27/2033	$ 510,000	$ 417,078
2.75%, 01/31/2027	699,000	648,302
3.10%, 05/07/2041	735,000	553,984
3.10%, 01/22/2061	310,000	202,904
3.13%, 01/21/2026	412,600	395,168
3.24%, 02/06/2028	581,000	546,070
3.50%, 01/31/2034	487,000	429,368
3.50%, 01/25/2050	734,000	552,313
3.50%, 04/15/2053	200,000	148,706
3.86%, 06/21/2047	300,000	245,841
4.00%, 01/31/2052	100,000	81,726
4.34%, 03/07/2042	243,000	216,049
4.95%, 01/05/2036	335,000	331,080
		5,392,255
GERMANY — 0.2%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	415,000	246,597
0.38%, 07/18/2025 (b)	1,270,000	1,159,561
0.63%, 01/22/2026	1,222,000	1,103,845
1.38%, 08/05/2024	238,000	227,730
1.75%, 09/14/2029	158,000	138,173
2.00%, 05/02/2025	1,144,000	1,083,574
2.50%, 11/20/2024	2,134,000	2,054,722
2.88%, 04/03/2028	332,000	312,266
3.13%, 06/10/2025	1,916,000	1,850,358
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	347,000	313,393
2.38%, 06/10/2025	705,000	670,060
Series 37, 2.50%, 11/15/2027 (b)	147,000	136,379
Series 40, 0.50%, 05/27/2025	613,000	562,697
		9,859,355
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	200,000	164,475
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	480,600	543,544
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	237,564
2.15%, 07/28/2031	450,000	369,733
2.85%, 02/14/2030	361,000	321,272
3.05%, 03/12/2051	649,000	475,912
3.20%, 09/23/2061	4,000	2,729
3.35%, 03/12/2071	415,000	286,765
3.40%, 09/18/2029	245,000	226,277

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50%, 02/14/2050	$ 279,000	$ 212,849
3.55%, 03/31/2032	400,000	362,668
3.70%, 10/30/2049	315,000	251,241
3.85%, 10/15/2030	100,000	93,897
4.10%, 04/24/2028	440,000	425,106
4.15%, 09/20/2027	968,000	939,086
4.35%, 01/11/2048	365,000	323,810
4.55%, 01/11/2028	200,000	197,484
4.65%, 09/20/2032	325,000	319,533
4.75%, 02/11/2029	175,000	174,332
4.85%, 01/11/2033	600,000	599,556
5.35%, 02/11/2049	417,000	421,320
5.45%, 09/20/2052	12,500	12,737
		6,253,871
ISRAEL — 0.0% (a)
Israel Government International Bonds:
2.75%, 07/03/2030	386,000	341,046
2.88%, 03/16/2026	260,000	246,446
3.88%, 07/03/2050	953,000	784,395
4.13%, 01/17/2048	260,000	222,698
4.50%, 01/17/2033	335,000	329,121
4.50%, 01/30/2043	212,000	194,707
State of Israel:
2.50%, 01/15/2030	425,000	371,973
3.38%, 01/15/2050	560,000	421,568
		2,911,954
ITALY — 0.1%
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	736,000	657,299
2.38%, 10/17/2024	1,174,000	1,121,487
2.88%, 10/17/2029	700,000	610,162
3.88%, 05/06/2051	1,080,000	782,687
4.00%, 10/17/2049	665,000	499,568
		3,671,203
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	551,000	503,581
1.25%, 01/21/2031	355,000	281,018
1.63%, 01/20/2027	200,000	179,032
1.88%, 07/21/2026	321,000	292,919
1.88%, 04/15/2031	715,000	591,319
2.00%, 10/17/2029	340,000	292,308
2.13%, 02/16/2029	350,000	305,680
2.75%, 11/16/2027	520,000	480,693
2.88%, 04/14/2025	224,000	214,527
2.88%, 06/01/2027	1,063,000	988,803
2.88%, 07/21/2027	592,000	552,070
3.25%, 07/20/2028	345,000	323,130
3.88%, 09/16/2025	358,000	349,075
4.25%, 01/26/2026	420,000	413,053
Security Description	Principal Amount	Value
Series DTC, 2.13%, 02/10/2025	$ 225,000	$ 213,678
Series DTC, 2.25%, 11/04/2026	817,000	749,802
Series DTC, 2.38%, 04/20/2026	160,000	149,328
Series DTC, 2.50%, 05/28/2025	640,000	607,360
Series DTC, 2.75%, 01/21/2026	535,000	506,800
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	157,260
2.75%, 04/27/2027	499,000	461,864
3.25%, 05/25/2027	215,000	202,128
3.38%, 06/12/2028	316,000	297,426
		9,112,854
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,271,000	1,057,688
3.25%, 04/16/2030	876,000	780,437
3.50%, 02/12/2034	840,000	704,054
3.75%, 01/11/2028	895,000	851,593
3.77%, 05/24/2061	720,000	490,118
4.13%, 01/21/2026	687,100	674,396
4.15%, 03/28/2027	628,000	615,471
4.28%, 08/14/2041	726,000	600,373
4.35%, 01/15/2047	910,000	730,230
4.40%, 02/12/2052	395,000	312,097
4.50%, 04/22/2029	926,000	899,063
4.50%, 01/31/2050	1,104,000	900,974
4.60%, 01/23/2046	1,330,000	1,108,090
4.60%, 02/10/2048	393,600	324,692
4.75%, 04/27/2032	354,000	338,113
5.00%, 04/27/2051	890,000	773,196
5.40%, 02/09/2028	200,000	203,342
6.05%, 01/11/2040	622,000	631,691
6.34%, 05/04/2053	1,000,000	1,020,950
6.35%, 02/09/2035	450,000	473,652
Series GMTN, 5.75%, 10/12/2110	855,000	764,148
Series MTN, 4.75%, 03/08/2044	1,813,000	1,556,170
		15,810,538
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	798,000	609,656
3.16%, 01/23/2030	592,000	518,130
3.30%, 01/19/2033	250,000	208,745
3.75%, 03/16/2025	400,000	387,160
3.87%, 07/23/2060	637,000	421,446
3.88%, 03/17/2028	350,000	331,069
4.30%, 04/29/2053	590,000	439,279

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.50%, 04/01/2056	$ 868,000	$ 650,184
4.50%, 01/19/2063	410,000	299,972
6.40%, 02/14/2035	535,000	558,438
6.70%, 01/26/2036	215,000	230,007
6.85%, 03/28/2054	200,000	208,880
7.13%, 01/29/2026	436,000	454,364
8.88%, 09/30/2027	670,000	768,041
9.38%, 04/01/2029	244,000	293,752
		6,379,123
PERU — 0.1%
Peruvian Government International Bonds:
1.86%, 12/01/2032	265,000	204,156
2.39%, 01/23/2026	544,000	506,954
2.78%, 01/23/2031	1,229,000	1,052,946
2.78%, 12/01/2060	145,000	88,325
2.84%, 06/20/2030	700	613
3.00%, 01/15/2034	332,000	275,514
3.23%, 07/28/2121	285,000	171,872
3.55%, 03/10/2051	500,000	373,655
3.60%, 01/15/2072	200,000	135,700
4.13%, 08/25/2027	110,000	107,211
5.63%, 11/18/2050	427,800	438,666
6.55%, 03/14/2037	396,000	443,896
7.35%, 07/21/2025	857,000	887,843
		4,687,351
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	488,000	387,540
1.95%, 01/06/2032	410,000	328,455
2.46%, 05/05/2030	458,000	395,515
2.65%, 12/10/2045	530,000	357,861
2.95%, 05/05/2045	618,000	444,089
3.00%, 02/01/2028	890,000	826,561
3.20%, 07/06/2046	785,000	581,936
3.70%, 02/02/2042	345,000	286,309
3.75%, 01/14/2029	678,000	648,121
3.95%, 01/20/2040	331,000	287,510
4.63%, 07/17/2028	230,000	230,660
5.00%, 07/17/2033	215,000	218,633
5.00%, 01/13/2037	302,000	301,686
5.50%, 03/30/2026	291,000	296,718
5.50%, 01/17/2048	200,000	207,734
5.95%, 10/13/2047	380,000	416,446
6.38%, 10/23/2034	576,000	643,254
7.50%, 09/25/2024	150,000	152,663
7.75%, 01/14/2031	435,000	514,596
9.50%, 02/02/2030	680,000	851,907
9.50%, 02/02/2030	71,000	89,513
10.63%, 03/16/2025	399,000	437,005
		8,904,712
Security Description	Principal Amount	Value
POLAND — 0.0% (a)
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	$ 390,000	$ 375,601
4.88%, 10/04/2033	825,000	810,257
5.50%, 11/16/2027	275,000	282,169
5.50%, 04/04/2053	507,000	511,680
5.75%, 11/16/2032	837,000	878,248
		2,857,955
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	260,000	230,274
1.13%, 12/29/2026	239,000	206,871
1.25%, 01/18/2025	208,000	195,270
1.25%, 09/21/2030	175,000	138,850
1.38%, 02/09/2031	570,000	451,754
1.88%, 02/12/2025	115,000	108,758
2.13%, 01/18/2032	200,000	164,536
2.38%, 04/21/2027	445,000	407,135
2.50%, 06/29/2041	142,000	105,245
2.63%, 05/26/2026	195,000	180,474
2.88%, 01/21/2025	445,000	428,135
4.00%, 09/15/2024	200,000	196,200
4.25%, 09/15/2027	200,000	195,478
5.00%, 01/11/2028	200,000	201,122
5.13%, 01/11/2033	200,000	206,502
Korea Development Bank:
0.80%, 07/19/2026	285,000	248,429
1.00%, 09/09/2026	550,000	479,594
1.63%, 01/19/2031	525,000	423,392
2.00%, 02/24/2025	325,000	307,593
2.00%, 09/12/2026 (b)	425,000	382,725
2.00%, 10/25/2031	274,000	223,513
2.25%, 02/24/2027	350,000	320,016
4.38%, 02/15/2033	200,000	194,472
Korea International Bonds:
1.00%, 09/16/2030	440,000	354,807
2.75%, 01/19/2027	394,000	371,589
4.13%, 06/10/2044	280,000	265,070
		6,987,804
SUPRANATIONAL — 1.2%
African Development Bank:
3.38%, 07/07/2025	598,000	580,652
4.38%, 03/14/2028	250,000	250,705
Series GDIF, 0.88%, 03/23/2026	698,000	630,720
Series GDIF, 0.88%, 07/22/2026	545,000	486,974
Asian Development Bank:
0.63%, 04/29/2025	1,230,000	1,136,151
1.50%, 10/18/2024	909,000	865,850
3.88%, 06/14/2033	500,000	494,535
4.00%, 01/12/2033	595,000	594,697

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.25%, 01/09/2026	$ 250,000	$ 247,363
4.63%, 06/13/2025	370,000	367,399
5.82%, 06/16/2028	1,606,000	1,706,889
6.22%, 08/15/2027	147,000	156,063
Series GMTN, 0.38%, 09/03/2025	1,149,000	1,044,878
Series GMTN, 0.50%, 02/04/2026	982,000	883,230
Series GMTN, 0.63%, 10/08/2024	776,000	731,489
Series GMTN, 0.75%, 10/08/2030	275,000	217,410
Series GMTN, 1.00%, 04/14/2026	1,050,000	951,541
Series GMTN, 1.50%, 01/20/2027	986,000	890,121
Series GMTN, 1.50%, 03/04/2031	335,000	278,609
Series GMTN, 1.75%, 09/19/2029	363,000	315,574
Series GMTN, 1.88%, 01/24/2030	260,000	226,270
Series GMTN, 2.00%, 01/22/2025	75,000	71,458
Series GMTN, 2.00%, 04/24/2026	335,000	312,103
Series GMTN, 2.50%, 11/02/2027	288,000	267,555
Series GMTN, 2.63%, 01/12/2027	300,000	281,901
Series GMTN, 2.75%, 01/19/2028	395,000	370,368
Series GMTN, 3.13%, 08/20/2027	758,000	724,064
Series GMTN, 3.13%, 09/26/2028	400,000	378,780
Series GMTN, 3.88%, 09/28/2032	175,000	173,261
Series GMTN, 4.13%, 09/27/2024	1,266,000	1,246,402
Asian Infrastructure Investment Bank:
0.50%, 10/30/2024	308,000	288,679
0.50%, 05/28/2025	532,000	486,972
0.50%, 01/27/2026	171,000	153,052
3.75%, 09/14/2027	200,000	194,462
4.00%, 01/18/2028 (b)	2,200,000	2,157,892
Corp. Andina de Fomento 1.63%, 9/23/2025 (b)	168,000	154,684
Council Of Europe Development Bank:
1.38%, 02/27/2025	813,000	765,074
3.00%, 06/16/2025 (b)	611,000	587,648
3.63%, 01/26/2028 (b)	250,000	243,140
3.75%, 05/25/2026	400,000	390,616
Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
0.50%, 05/19/2025 (b)	$ 480,000	$ 441,350
1.63%, 09/27/2024	313,000	299,143
4.38%, 03/09/2028	1,400,000	1,406,678
Series GMTN, 0.50%, 01/28/2026 (b)	628,000	565,483
Series GMTN, 1.50%, 02/13/2025	517,000	488,157
European Investment Bank:
0.38%, 12/15/2025	1,010,000	910,161
0.38%, 03/26/2026 (b)	1,350,000	1,204,767
0.63%, 07/25/2025	495,000	454,474
0.63%, 10/21/2027	125,000	107,275
0.75%, 10/26/2026	815,000	721,519
0.75%, 09/23/2030	210,000	167,572
0.88%, 05/17/2030	315,000	255,651
1.25%, 02/14/2031 (b)	1,036,000	851,136
1.63%, 03/14/2025 (b)	2,209,000	2,086,047
1.63%, 10/09/2029 (b)	302,000	261,665
1.63%, 05/13/2031 (b)	335,000	282,000
1.75%, 03/15/2029 (b)	300,000	262,824
1.88%, 02/10/2025	1,225,000	1,164,068
2.13%, 04/13/2026	100,000	93,568
2.38%, 05/24/2027	278,000	257,781
3.25%, 11/15/2027 (b)	825,000	791,975
3.75%, 02/14/2033	3,000,000	2,955,390
3.88%, 03/15/2028	600,000	590,448
Series GMTN, 1.38%, 03/15/2027	1,370,000	1,228,109
Inter-American Development Bank:
0.50%, 09/23/2024	322,000	303,517
0.63%, 07/15/2025	482,000	442,582
0.63%, 09/16/2027	185,000	159,024
0.88%, 04/03/2025	650,000	604,572
1.13%, 07/20/2028	767,000	657,856
1.50%, 01/13/2027	800,000	722,248
2.00%, 07/23/2026	364,000	337,195
2.13%, 01/15/2025	444,000	424,131
2.38%, 07/07/2027	425,000	394,600
3.25%, 07/01/2024	360,000	352,166
3.50%, 09/14/2029	1,179,000	1,137,039
3.50%, 04/12/2033	2,500,000	2,400,325
4.00%, 01/12/2028	844,000	834,556
4.50%, 05/15/2026	900,000	896,652
Series GMTN, 0.88%, 04/20/2026	1,423,000	1,283,845
Series GMTN, 1.13%, 01/13/2031	365,000	295,249
Series GMTN, 1.75%, 03/14/2025	1,033,000	976,825
Series GMTN, 2.00%, 06/02/2026	155,000	143,990

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series GMTN, 3.88%, 10/28/2041	$ 847,000	$ 797,112
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	1,619,000	1,477,856
0.50%, 10/28/2025	1,120,000	1,016,814
0.63%, 04/22/2025	2,062,000	1,906,257
0.75%, 03/11/2025	895,000	832,681
0.75%, 11/24/2027	1,365,000	1,172,985
0.75%, 08/26/2030	929,000	736,706
0.88%, 05/14/2030	1,025,000	827,062
1.13%, 09/13/2028	1,389,000	1,187,498
1.25%, 02/10/2031	955,000	779,882
1.63%, 01/15/2025	914,000	866,627
1.63%, 11/03/2031	1,469,000	1,229,538
3.13%, 06/15/2027	800,000	762,368
3.88%, 02/14/2030	680,000	669,786
Series GDIF, 0.65%, 02/10/2026	448,000	397,546
Series GDIF, 1.38%, 04/20/2028	955,000	836,513
Series GDIF, 1.50%, 08/28/2024	995,000	951,996
Series GDIF, 1.75%, 10/23/2029	636,000	551,762
Series GDIF, 1.88%, 10/27/2026	212,000	194,739
Series GDIF, 2.50%, 11/25/2024	1,390,000	1,338,492
Series GDIF, 2.50%, 07/29/2025	2,700,000	2,575,692
Series GDIF, 3.13%, 11/20/2025 (b)	482,000	464,682
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	863,000	789,585
Series GMTN, 0.75%, 10/08/2026	720,000	637,826
Series GMTN, 1.38%, 10/16/2024	709,000	674,422
Series GMTN, 2.13%, 04/07/2026	150,000	140,264
Series GMTN, 3.63%, 09/15/2025	318,000	310,546
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	188,496
4.38%, 03/14/2028	1,000,000	1,005,000
Series GMTN, 0.50%, 01/21/2026	500,000	450,345
		78,289,922
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.00%, 07/15/2025	780,000	764,517
4.13%, 06/14/2028	500,000	493,730
4.63%, 11/28/2025	200,000	198,594
Security Description	Principal Amount	Value
Series GMTN, 0.38%, 07/30/2024	$ 1,365,000	$ 1,291,604
Series GMTN, 0.63%, 05/14/2025	470,000	432,066
		3,180,511
SWITZERLAND — 0.0% (a)
Credit Suisse AG 3.70%, 2/21/2025	750,000	717,705
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	400,000	358,020
Israel Government AID Bonds 5.50%, 9/18/2033	770,000	846,199
		1,204,219
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	436,000	432,769
4.38%, 01/23/2031	942,000	928,662
4.50%, 08/14/2024	283,333	282,381
4.98%, 04/20/2055	651,000	635,558
5.10%, 06/18/2050	1,315,000	1,313,435
		3,592,805
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $207,698,310)		190,138,104
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
Federal Farm Credit Banks Funding Corp.:
1.13%, 1/6/2025	355,000	333,508
2.02%, 4/1/2031	215,000	177,278
4.25%, 9/26/2024 (b)	3,950,000	3,891,382
4.38%, 6/23/2026 (b)	3,000,000	2,985,990
Federal Home Loan Banks:
0.50%, 4/14/2025 (b)	3,705,000	3,421,975
1.10%, 8/20/2026	255,000	225,346
3.25%, 11/16/2028	2,595,000	2,484,219
4.50%, 10/3/2024	1,600,000	1,583,232
4.63%, 6/6/2025	2,700,000	2,681,586
4.88%, 9/13/2024	250,000	248,250
5.00%, 2/28/2025	8,010,000	7,992,778
5.50%, 7/15/2036	1,140,000	1,290,229
Series 0002, 4.00%, 8/28/2025	100,000	97,512
Federal Home Loan Mortgage Corp.:
0.38%, 9/23/2025	1,805,000	1,634,951
1.50%, 2/12/2025 (b)	6,330,000	5,979,888
1.50%, 2/1/2037	8,685,173	7,490,145
1.50%, 4/1/2037	5,201,620	4,481,380

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.50%, 5/1/2041	$ 4,208,508	$ 3,429,311
1.50%, 2/1/2051	5,924,988	4,584,871
1.50%, 10/1/2051	6,033,816	4,680,959
1.50%, 11/1/2051	5,449,082	4,226,772
2.00%, 7/1/2035	3,328,716	2,955,371
2.00%, 2/1/2036	3,180,962	2,824,188
2.00%, 6/1/2036	11,416,303	10,126,087
2.00%, 1/1/2037	8,664,973	7,681,894
2.00%, 4/1/2037	2,717,176	2,406,753
2.00%, 3/1/2042	1,646,303	1,402,636
2.00%, 6/1/2050	218,437	179,664
2.00%, 8/1/2050	21,341,728	17,663,119
2.00%, 10/1/2050	9,519,633	7,797,181
2.00%, 11/1/2050	13,607,699	11,143,879
2.00%, 12/1/2050	8,170,261	6,687,683
2.00%, 1/1/2051	10,367,555	8,487,826
2.00%, 2/1/2051	31,939,684	26,144,781
2.00%, 4/1/2051	6,429,272	5,240,720
2.00%, 9/1/2051	19,628,380	16,034,573
2.00%, 11/1/2051	23,650,475	19,293,261
2.00%, 12/1/2051	2,919,924	2,409,763
2.00%, 2/1/2052	18,273,553	14,893,002
2.00%, 3/1/2052	10,214,484	8,323,273
2.00%, 8/1/2052	8,713,978	7,100,585
2.50%, 9/1/2028	61,976	57,982
2.50%, 10/1/2029	162,329	151,338
2.50%, 1/1/2031	214,457	199,549
2.50%, 5/1/2031	641,403	595,378
2.50%, 6/1/2031	250,743	232,751
2.50%, 11/1/2032	558,807	518,739
2.50%, 12/1/2032	453,852	421,309
2.50%, 2/1/2033	832,238	772,564
2.50%, 3/1/2033	1,476,520	1,368,884
2.50%, 8/1/2035	2,498,934	2,285,870
2.50%, 9/1/2035	1,716,887	1,570,502
2.50%, 1/1/2037	3,504,571	3,195,323
2.50%, 9/1/2046	623,249	539,215
2.50%, 8/1/2050	13,333,345	11,359,279
2.50%, 10/1/2050	7,810,083	6,652,553
2.50%, 11/1/2050	6,071,581	5,171,244
2.50%, 1/1/2051	16,152,562	13,761,097
2.50%, 5/1/2051	268,524	230,160
2.50%, 6/1/2051	16,462,409	13,959,741
2.50% 9/1/2051	16,561,433	14,055,898
2.50% 10/1/2051	13,897,843	11,794,530
2.50%, 11/1/2051	16,781,406	14,240,549
2.50%, 12/1/2051	14,235,351	12,079,438
2.50%, 1/1/2052	10,493,627	8,983,469
2.50% 4/1/2052	11,002,470	9,401,599
3.00%, 11/1/2027	507,380	487,188
3.00%, 2/1/2029	130,997	124,537
3.00%, 7/1/2029	109,650	104,318
3.00%, 9/1/2029	167,514	159,369
3.00%, 4/1/2030	167,980	159,673
3.00%, 12/1/2030	457,542	434,917
Security Description	Principal Amount	Value
3.00%, 2/1/2031	$ 956,833	$ 906,455
3.00%, 5/1/2031	345,769	327,956
3.00%, 9/1/2032	916,195	865,397
3.00%, 4/1/2033	2,895,154	2,751,039
3.00%, 5/1/2033	1,755,481	1,653,324
3.00%, 7/1/2035	189,853	176,201
3.00%, 4/1/2036	363,513	337,160
3.00%, 8/1/2036	661,118	619,167
3.00%, 3/1/2043	411,584	372,477
3.00% 4/1/2043	675,578	611,387
3.00% 7/1/2043	250,432	226,636
3.00%, 8/1/2043	113,374	102,602
3.00%, 9/1/2043	168,922	152,871
3.00%, 10/1/2043	126,448	114,433
3.00%, 6/1/2045	389,998	349,375
3.00% 8/1/2045	1,266,844	1,141,431
3.00%, 4/1/2046	569,878	510,645
3.00%, 9/1/2046	422,891	378,936
3.00%, 10/1/2046	2,319,676	2,078,568
3.00%, 11/1/2046	467,460	417,777
3.00%, 12/1/2046	1,424,318	1,276,274
3.00%, 2/1/2047	1,358,826	1,217,643
3.00%, 7/1/2047	3,005,282	2,689,803
3.00%, 12/1/2047	2,507,580	2,246,968
3.00%, 1/1/2048	682,549	611,612
3.00%, 2/1/2048	1,410,026	1,263,483
3.00%, 3/1/2048	71,233	63,829
3.00%, 10/1/2049	1,615,948	1,435,066
3.00%, 12/1/2049	1,229,146	1,091,560
3.00%, 1/1/2050	3,452,828	3,066,333
3.00%, 2/1/2050	3,777,037	3,354,252
3.00% 4/1/2050	6,225,376	5,522,436
3.00%, 5/1/2050	147,198	131,474
3.00%, 6/1/2051	4,476,522	3,956,702
3.00%, 3/1/2052	11,172,889	9,843,514
3.00%, 8/1/2052	1,477,486	1,301,691
3.50%, 5/1/2026	170,704	165,515
3.50%, 1/1/2029	37,733	36,419
3.50%, 11/1/2029	131,773	126,761
3.50%, 2/1/2030	91,217	87,748
3.50%, 3/1/2032	134,624	128,706
3.50%, 6/1/2033	299,303	287,334
3.50%, 1/1/2034	692,129	664,054
3.50%, 10/1/2037	3,598,772	3,421,831
3.50%, 3/1/2038	687,454	652,373
3.50%, 10/1/2041	80,656	75,343
3.50%, 11/1/2041	1,774	1,660
3.50%, 12/1/2041	181,004	169,285
3.50%, 4/1/2043	152,564	142,425
3.50% 5/1/2043	256,893	239,938
3.50% 8/1/2043	445,367	416,249
3.50%, 6/1/2044	88,513	82,221
3.50%, 8/1/2044	180,935	168,073
3.50%, 10/1/2044	104,014	96,620
3.50%, 11/1/2044	161,780	150,280

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50%, 12/1/2044	$ 135,609	$ 125,969
3.50%, 1/1/2045	172,085	159,852
3.50%, 2/1/2045	236,671	219,847
3.50% 7/1/2045	3,094,786	2,888,460
3.50%, 10/1/2045	213,132	197,921
3.50% 12/1/2045	419,072	389,176
3.50%, 3/1/2046	450,598	416,513
3.50%, 5/1/2046	201,016	185,810
3.50%, 8/1/2046	1,226,154	1,138,649
3.50%, 9/1/2046	2,577,697	2,382,709
3.50%, 12/1/2046	333,318	308,104
3.50%, 4/1/2047	37,542	34,686
3.50%, 9/1/2047	1,747,294	1,614,377
3.50%, 10/1/2047	246,482	227,732
3.50%, 11/1/2047	131,629	121,616
3.50%, 12/1/2047	361,144	333,672
3.50%, 1/1/2048	647,100	597,875
3.50%, 2/1/2048	1,702,312	1,572,563
3.50%, 7/1/2048	344,697	318,456
3.50%, 11/1/2048	930,234	859,383
3.50%, 6/1/2049	1,197,707	1,102,746
3.50%, 7/1/2049	723,034	665,707
3.50%, 9/1/2049	5,548,568	5,141,855
3.50%, 3/1/2050	2,958,763	2,724,175
3.50%, 5/1/2051	4,513,192	4,155,360
3.50%, 9/1/2052	7,389,790	6,732,090
4.00%, 4/1/2024	2,406	2,382
4.00%, 5/1/2025	5,129	5,035
4.00%, 6/1/2025	11,845	11,624
4.00%, 8/1/2025	2,337	2,292
4.00%, 9/1/2025	2,696	2,641
4.00%, 6/1/2026	39,703	38,855
4.00%, 7/1/2029	913,006	892,518
4.00%, 8/1/2039	64,707	62,207
4.00%, 10/1/2040	76,570	73,625
4.00% 12/1/2040	161,821	155,599
4.00%, 8/1/2041	11,560	11,110
4.00%, 12/1/2041	236,012	226,809
4.00%, 4/1/2042	152,373	146,432
4.00%, 6/1/2042	350,268	336,489
4.00%, 12/1/2043	78,317	75,140
4.00% 5/1/2044	174,701	167,624
4.00%, 7/1/2044	256,181	245,805
4.00%, 12/1/2044	93,621	89,829
4.00%, 4/1/2045	187,021	179,370
4.00%, 5/1/2045	1,031,980	991,745
4.00%, 10/1/2045	281,083	269,584
4.00%, 11/1/2045	1,352,830	1,296,018
4.00%, 1/1/2046	205,409	197,006
4.00%, 3/1/2046	149,835	143,767
4.00%, 1/1/2047	3,331,909	3,176,854
4.00%, 9/1/2047	137,103	130,670
4.00%, 11/1/2047	822,946	784,330
4.00%, 12/1/2047	329,706	314,235
4.00%, 1/1/2048	479,739	457,228
Security Description	Principal Amount	Value
4.00%, 4/1/2048	$ 725,418	$ 690,931
4.00% 5/1/2048	1,135,458	1,081,478
4.00%, 7/1/2048	786,802	749,397
4.00%, 10/1/2048	1,364,630	1,299,754
4.00%, 12/1/2048	666,826	635,125
4.00%, 9/1/2049	701,603	665,334
4.00%, 6/1/2050	960,777	911,123
4.00%, 2/1/2051	1,576,484	1,494,990
4.00%, 1/1/2053	3,789,655	3,554,884
4.05%, 8/28/2025	150,000	146,598
4.50%, 10/1/2024	1,876	1,861
4.50%, 2/1/2039	1,069	1,056
4.50%, 6/1/2039	69,314	68,495
4.50%, 9/1/2039	54,063	53,424
4.50%, 12/1/2039	33,775	33,375
4.50%, 2/1/2040	19,544	19,304
4.50%, 3/1/2040	16,970	16,762
4.50%, 6/1/2040	498	492
4.50%, 12/1/2040	199,407	196,964
4.50%, 4/1/2041	3,190	3,149
4.50%, 7/1/2041	116,240	114,742
4.50%, 8/1/2041	8,857	8,743
4.50%, 9/1/2041	39,431	38,923
4.50%, 10/1/2041	325,754	321,760
4.50%, 10/1/2043	4,319	4,270
4.50%, 8/1/2044	5,752	5,665
4.50%, 9/1/2044	151,384	149,105
4.50%, 4/1/2047	45,991	45,049
4.50%, 10/1/2047	46,169	45,223
4.50%, 12/1/2047	136,307	133,514
4.50% 1/1/2048	428,271	419,492
4.50%, 5/1/2048	542,763	529,687
4.50%, 6/1/2048	176,350	172,102
4.50%, 7/1/2048	475,709	464,788
4.50%, 12/1/2048	311,544	304,379
4.50%, 3/1/2049	435,180	425,172
4.50%, 7/1/2049	2,784,794	2,714,186
4.50%, 10/1/2052	1,528,583	1,469,136
4.50%, 12/1/2052	6,435,382	6,235,249
4.50%, 5/1/2053	6,949,755	6,679,406
5.00%, 10/1/2033	4,604	4,599
5.00%, 11/1/2035	6,287	6,302
5.00%, 4/1/2036	14,961	14,998
5.00% 12/1/2036	1,391	1,398
5.00% 2/1/2038	105,889	106,665
5.00% 3/1/2038	63,552	63,998
5.00%, 6/1/2038	18,855	19,002
5.00% 11/1/2038	157,684	158,803
5.00%, 1/1/2039	23,752	23,937
5.00%, 2/1/2039	51,613	52,016
5.00%, 3/1/2039	162,425	163,831
5.00%, 10/1/2039	14,969	15,086
5.00%, 2/1/2040	36,523	36,847
5.00%, 7/1/2048	618,761	616,365
5.00%, 9/1/2048	132,192	131,674

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.00%, 11/1/2048	$ 584,289	$ 581,345
5.00%, 3/1/2049	247,183	246,217
5.00%, 3/1/2050	683,690	679,667
5.00%, 9/1/2052	4,634,828	4,540,328
5.00%, 10/1/2052	2,501,404	2,462,693
5.00% 12/1/2052	4,226,463	4,167,265
5.00%, 2/1/2053	14,932,274	14,627,819
5.50%, 12/1/2023	188	187
5.50%, 11/1/2026	11,066	10,992
5.50%, 6/1/2027	3,463	3,445
5.50%, 4/1/2028	5,026	5,009
5.50%, 7/1/2028	8,919	8,903
5.50%, 7/1/2033	580	588
5.50% 1/1/2037	42,665	43,754
5.50%, 9/1/2037	289	297
5.50%, 11/1/2037	2,783	2,859
5.50%, 1/1/2038	27,822	28,574
5.50%, 4/1/2038	93,951	96,733
5.50% 7/1/2038	121,455	125,052
5.50%, 10/1/2038	2,481	2,554
5.50%, 12/1/2052	1,296,679	1,308,311
5.50%, 2/1/2053	3,334,451	3,318,404
6.00%, 2/1/2028	112	112
6.00%, 11/1/2029	658	673
6.00%, 8/1/2031	2,567	2,648
6.00%, 10/1/2032	2,841	2,955
6.00%, 11/1/2032	2,600	2,704
6.00%, 12/1/2032	1,363	1,417
6.00% 1/1/2033	3,128	3,254
6.00% 2/1/2033	2,395	2,477
6.00%, 3/1/2033	2,791	2,902
6.00%, 6/1/2033	3,341	3,481
6.00%, 3/1/2036	4,771	5,014
6.00%, 8/1/2036	24,734	25,990
6.00%, 1/1/2037	2,722	2,860
6.00%, 12/1/2037	2,208	2,326
6.00%, 10/1/2038	1,672	1,762
6.00%, 3/1/2040	1,466	1,544
6.00%, 5/1/2040	241,943	254,869
6.00%, 6/1/2053	1,986,517	2,008,989
6.25%, 7/15/2032 (b)	2,558,000	2,988,179
6.50%, 12/1/2030	470	490
6.50%, 8/1/2031	2,054	2,139
6.50%, 12/1/2031	1,673	1,742
6.50% 7/1/2032	496	516
6.50%, 11/1/2037	22,047	23,391
6.50%, 2/1/2038	4,639	4,921
6.50%, 9/1/2038	70,278	74,561
6.50%, 9/1/2039	32,356	34,310
6.50%, 2/1/2053	1,851,142	1,889,726
6.75%, 3/15/2031	1,701,000	1,991,803
7.00%, 7/1/2029	16,012	16,310
7.00%, 1/1/2030	386	397
7.00%, 4/1/2030	99	101
7.00%, 2/1/2031	351	354
Security Description	Principal Amount	Value
7.00%, 9/1/2031	$ 4,456	$ 4,577
7.50%, 3/1/2028	3,983	4,070
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K041, Class A2, 3.17%, 10/25/2024	750,000	727,258
Series K046, Class A2, 3.21%, 3/25/2025	4,000,000	3,858,171
Series K049, Class A2, 3.01%, 7/25/2025	350,000	335,258
Series K053, Class A2, 3.00%, 12/25/2025	350,000	333,515
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	942,073
Series K064, Class A2, 3.22%, 3/25/2027	800,000	758,589
Series K067, Class AM, 3.28%, 8/25/2027	500,000	472,341
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,414,882
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,420,111
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,913,046
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,116,767
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	512,066
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,138,830
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	772,413
Series K087, Class A2, 3.77%, 12/25/2028	270,000	259,555
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,376,396
Series K092, Class A2, 3.30%, 4/25/2029	500,000	468,280
Series K093, Class A2, 2.98%, 5/25/2029	500,000	460,379
Series K094, Class A2, 2.90%, 6/25/2029	531,291	486,163
Series K101, Class A2, 2.52%, 10/25/2029	500,000	444,442
Series K108, Class A2, 1.52%, 3/25/2030	888,889	736,037
Series K109, Class A2, 1.56%, 4/25/2030	600,000	496,363
Series K110, Class A2, 1.48%, 4/25/2030	160,714	132,370
Series K114, Class A2, 1.37%, 6/25/2030	250,000	202,757
Series K115, Class A2, 1.38%, 6/25/2030	500,000	405,914
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,913,384

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series K121, Class A2, 1.55%, 10/25/2030	$ 340,000	$ 276,669
Series K123, Class A2, 1.62%, 12/25/2030	233,333	190,580
Series K128, Class A2, 2.02%, 3/25/2031	650,000	544,548
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	821,079
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,258,946
Series K-151, Class A2, 3.80%, 10/25/2032 (c)	825,000	780,595
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	510,678
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	383,354
Series K730, Class A2, 3.59%, 1/25/2025 (c)	957,813	931,050
Series K735, Class A2, 2.86%, 5/25/2026	493,540	466,761
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,163,658
Series K743, Class A2, 1.77%, 5/25/2028	500,000	439,017
Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,330,991
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	186,494
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,545,983
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	381,485
Federal National Mortgage Association:
0.38%, 8/25/2025	3,489,000	3,170,733
0.50%, 6/17/2025	675,000	619,353
0.63%, 4/22/2025	785,000	725,999
0.75%, 10/8/2027 (b)	2,568,000	2,227,971
0.88%, 8/5/2030	6,015,000	4,834,195
1.50%, 7/1/2036	11,629,126	10,028,959
1.50%, 3/1/2037	15,338,961	13,215,588
1.50%, 4/1/2037	4,064,793	3,502,104
1.50%, 1/1/2042	3,659,289	2,973,751
1.50%, 11/1/2050	167,162	129,345
1.50%, 3/1/2051	106,860	82,974
1.50%, 7/1/2051	1,254,887	974,002
1.50%, 10/1/2051	12,835,820	9,957,481
1.50%, 11/1/2051	16,086,607	12,477,656
1.63%, 10/15/2024	550,000	524,799
1.63%, 1/7/2025	2,100,000	1,991,388
1.88%, 9/24/2026	816,000	753,086
2.00%, 9/1/2035	5,469,572	4,856,017
2.00%, 10/1/2035	186,994	165,960
2.00%, 11/1/2035	5,003,805	4,442,498
Security Description	Principal Amount	Value
2.00%, 12/1/2035	$ 3,383,024	$ 3,003,530
2.00%, 1/1/2036	215,302	191,150
2.00%, 2/1/2036	5,508,637	4,890,700
2.00% 4/1/2036	279,945	248,170
2.00% 6/1/2036	11,034,210	9,784,014
2.00%, 12/1/2036	10,717,759	9,501,618
2.00%, 5/1/2037	3,270,985	2,897,732
2.00%, 7/15/2038	3,175,000	2,813,472
2.00%, 8/1/2040	607,398	516,141
2.00%, 10/1/2040	1,367,785	1,161,934
2.00%, 11/1/2040	3,485,521	2,960,055
2.00%, 12/1/2040	2,858,759	2,427,187
2.00%, 2/1/2041	1,533,419	1,301,624
2.00%, 10/1/2041	6,008,977	5,098,396
2.00%, 11/1/2041	7,013,600	5,949,133
2.00%, 2/1/2042	3,792,492	3,214,160
2.00%, 5/1/2042	2,136,375	1,818,866
2.00%, 6/1/2050	621,116	509,060
2.00% 8/1/2050	13,187,320	10,798,660
2.00% 9/1/2050	3,769,362	3,126,514
2.00%, 10/1/2050	22,841,029	18,708,940
2.00%, 11/1/2050	285,020	235,723
2.00%, 12/1/2050	234,640	191,988
2.00% 1/1/2051	19,025,787	15,575,752
2.00% 2/1/2051	10,870,299	8,899,602
2.00% 3/1/2051	8,560,044	7,002,206
2.00% 4/1/2051	17,035,280	13,930,730
2.00% 5/1/2051	12,028,004	9,833,094
2.00%, 7/1/2051	17,330,119	14,161,361
2.00%, 9/1/2051	150,894	124,306
2.00% 11/1/2051	32,472,921	26,498,848
2.00%, 12/1/2051	243,033	199,959
2.00% 1/1/2052	15,462,852	12,608,539
2.00% 3/1/2052	21,386,338	17,460,408
2.13%, 4/24/2026	900,000	842,571
2.50% 3/1/2028	166,322	155,410
2.50%, 7/1/2028	187,412	175,116
2.50% 8/1/2028	517,201	483,270
2.50%, 10/1/2028	130,863	122,278
2.50%, 3/1/2029	449,212	425,366
2.50%, 2/1/2030	215,037	200,221
2.50%, 5/1/2030	351,421	326,577
2.50% 7/1/2030	1,626,893	1,519,560
2.50%, 2/1/2031	405,034	376,400
2.50%, 6/1/2032	5,932,202	5,499,577
2.50%, 12/1/2032	684,260	634,324
2.50%, 1/1/2033	1,056,445	979,348
2.50%, 12/1/2033	1,976,073	1,836,372
2.50% 2/1/2035	4,760,850	4,394,404
2.50%, 8/1/2035	1,748,474	1,599,434
2.50%, 2/1/2036	801,843	733,494
2.50%, 3/1/2036	215,519	197,771
2.50%, 5/1/2036	1,402,475	1,278,703
2.50%, 4/1/2038	906,537	815,297
2.50%, 2/1/2040	424,778	372,421

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.50%, 5/1/2040	$ 1,379,424	$ 1,215,517
2.50%, 7/1/2041	5,018,662	4,389,224
2.50%, 4/1/2042	3,676,976	3,206,276
2.50%, 10/1/2042	188,569	164,885
2.50% 11/1/2049	7,097,016	6,077,987
2.50%, 1/1/2050	2,388,146	2,045,242
2.50%, 6/1/2050	4,227,000	3,601,519
2.50% 7/1/2050	6,310,678	5,376,869
2.50%, 8/1/2050	6,449,016	5,494,238
2.50%, 10/1/2050	15,612,395	13,298,560
2.50%, 11/1/2050	536,528	456,970
2.50% 4/1/2051	21,889,397	18,612,536
2.50%, 5/1/2051	177,032	151,702
2.50%, 7/1/2051	15,951,122	13,538,129
2.50%, 8/1/2051	13,592,158	11,535,489
2.50%, 9/1/2051	9,441,582	8,012,583
2.50% 10/1/2051	34,402,530	29,195,440
2.50%, 12/1/2051	172,900	147,514
2.50%, 1/1/2052	224,142	190,545
2.50%, 3/1/2052	18,810,943	15,942,728
3.00%, 8/1/2027	81,130	78,032
3.00%, 11/1/2028	230,115	218,498
3.00%, 6/1/2029	73,027	69,390
3.00% 8/1/2029	295,385	280,672
3.00%, 9/1/2029	105,131	99,894
3.00%, 6/1/2030	151,163	143,510
3.00%, 9/1/2030	31,694	30,089
3.00%, 11/1/2030	76,302	72,439
3.00%, 12/1/2030	281,385	267,139
3.00%, 4/1/2031	147,708	139,930
3.00%, 6/1/2032	1,367,061	1,289,739
3.00%, 10/1/2032	391,078	368,959
3.00%, 1/1/2033	280,580	264,710
3.00%, 2/1/2033	606,355	572,059
3.00%, 2/1/2034	651,390	612,718
3.00%, 8/1/2034	3,272,679	3,068,426
3.00%, 2/1/2035	123,839	115,718
3.00%, 3/1/2035	100,981	93,610
3.00%, 6/1/2035	758,870	711,507
3.00%, 2/1/2036	267,950	248,391
3.00%, 11/1/2036	2,961,786	2,744,067
3.00%, 1/1/2037	769,183	712,641
3.00%, 9/1/2037	596,168	552,099
3.00%, 1/1/2038	1,052,051	974,284
3.00%, 2/1/2038	2,310,421	2,155,666
3.00%, 7/15/2038	1,500,000	1,399,746
3.00%, 5/1/2040	1,010,437	917,845
3.00% 6/1/2042	2,021,313	1,819,731
3.00%, 12/1/2042	192,626	174,142
3.00% 1/1/2043	560,206	506,448
3.00%, 2/1/2043	7,598	6,869
3.00% 3/1/2043	668,700	604,474
3.00% 4/1/2043	171,635	155,149
3.00% 5/1/2043	1,115,059	1,007,961
3.00% 6/1/2043	818,734	740,097
Security Description	Principal Amount	Value
3.00% 7/1/2043	$ 904,206	$ 817,359
3.00%, 8/1/2043	428,737	387,596
3.00%, 2/1/2044	3,267,086	2,953,290
3.00%, 5/1/2045	3,156,043	2,852,913
3.00%, 6/1/2045	29,684	26,562
3.00%, 8/1/2045	4,648,250	4,201,798
3.00%, 9/1/2045	298,728	267,302
3.00% 11/1/2045	621,893	556,472
3.00% 5/1/2046	733,346	656,331
3.00%, 8/1/2046	638,271	571,241
3.00%, 9/1/2046	652,839	584,279
3.00%, 10/1/2046	251,314	224,921
3.00% 11/1/2046	2,661,021	2,400,157
3.00% 1/1/2047	2,336,648	2,091,711
3.00% 3/1/2047	2,341,170	2,094,907
3.00%, 7/1/2047	2,058,973	1,842,743
3.00% 10/1/2047	2,638,830	2,361,678
3.00% 12/1/2047	3,683,921	3,297,041
3.00% 2/1/2048	2,542,878	2,275,600
3.00% 12/1/2049	9,443,304	8,385,619
3.00%, 1/1/2050	1,793,029	1,592,244
3.00%, 7/1/2050	3,870,675	3,432,222
3.00% 9/1/2050	13,137,681	11,646,454
3.00%, 1/1/2051	11,526,461	10,282,663
3.00%, 9/1/2051	7,450,189	6,582,472
3.00%, 1/1/2052	13,559,445	11,973,891
3.00% 2/1/2052	7,133,745	6,305,073
3.00%, 4/1/2052	3,335,964	2,939,172
3.00%, 5/1/2052	8,704,141	7,659,794
3.50%, 10/1/2025	18,564	18,093
3.50%, 11/1/2025	24,435	23,793
3.50%, 3/1/2026	17,481	17,003
3.50%, 1/1/2027	83,203	80,887
3.50%, 5/1/2029	57,808	55,543
3.50%, 1/1/2030	80,006	76,872
3.50%, 3/1/2031	301,553	289,721
3.50%, 6/1/2033	604,280	579,419
3.50%, 6/1/2034	256,855	243,357
3.50%, 7/1/2034	472,734	447,890
3.50%, 11/1/2034	1,600,045	1,515,957
3.50%, 2/1/2037	225,913	214,035
3.50%, 2/1/2038	154,962	147,003
3.50%, 4/1/2038	687,557	649,330
3.50%, 5/1/2038	251,503	237,520
3.50%, 12/1/2040	244,852	228,718
3.50%, 6/1/2041	59,821	55,879
3.50%, 11/1/2041	59,346	55,436
3.50% 12/1/2041	8,497	7,937
3.50%, 1/1/2042	99,742	93,169
3.50%, 3/1/2042	188,868	176,438
3.50%, 4/1/2042	22,364	20,892
3.50%, 5/1/2042	537,257	501,898
3.50%, 8/1/2042	226,479	211,574
3.50% 10/1/2042	310,766	290,313
3.50%, 1/1/2043	91,550	85,525

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50%, 4/1/2043	$ 50,077	$ 46,747
3.50%, 5/1/2043	70,788	66,081
3.50%, 7/1/2043	274,629	256,367
3.50%, 12/1/2043	61,170	57,102
3.50% 1/1/2044	9,351,632	8,735,990
3.50%, 10/1/2044	158,879	147,420
3.50% 1/1/2045	253,200	234,938
3.50% 2/1/2045	6,763,033	6,317,935
3.50%, 4/1/2045	284,183	263,592
3.50%, 5/1/2045	33,468	31,043
3.50%, 6/1/2045	52,213	48,430
3.50% 8/1/2045	597,555	554,258
3.50% 11/1/2045	1,642,835	1,523,798
3.50% 12/1/2045	1,409,650	1,307,510
3.50%, 1/1/2046	472,128	437,919
3.50% 2/1/2046	2,677,565	2,481,895
3.50% 10/1/2046	692,037	638,951
3.50%, 11/1/2046	37,862	34,958
3.50%, 2/1/2047	181,457	167,538
3.50% 5/1/2047	3,124,517	2,890,261
3.50% 7/1/2047	1,520,064	1,419,774
3.50%, 10/1/2047	160,127	147,774
3.50% 11/1/2047	8,095,718	7,473,374
3.50% 12/1/2047	8,770,496	8,135,934
3.50% 1/1/2048	2,126,881	1,964,152
3.50% 2/1/2048	2,751,079	2,540,596
3.50%, 6/1/2048	987,922	911,628
3.50%, 8/1/2048	123,470	113,934
3.50%, 9/1/2048	292,119	269,560
3.50%, 11/1/2048	615,851	568,609
3.50%, 7/1/2049	1,645,154	1,514,729
3.50%, 8/1/2049	1,231,468	1,133,840
3.50%, 2/1/2050	3,132,795	2,902,404
3.50%, 6/1/2050	1,698,280	1,560,929
3.50%, 12/1/2051	5,722,228	5,227,996
3.50%, 5/1/2052	2,838,104	2,611,664
3.50%, 6/1/2052	8,263,653	7,530,827
4.00%, 4/1/2024	3,132	3,097
4.00%, 1/1/2025	6,810	6,698
4.00%, 1/1/2026	9,880	9,669
4.00% 2/1/2026	17,224	16,830
4.00%, 3/1/2026	9,910	9,675
4.00%, 4/1/2026	12,440	12,129
4.00%, 12/1/2034	142,956	138,787
4.00%, 3/1/2037	349,823	338,471
4.00%, 1/1/2038	991,816	957,478
4.00%, 3/1/2038	369,693	357,730
4.00%, 6/1/2038	221,012	213,860
4.00%, 7/15/2038	450,000	434,494
4.00%, 8/1/2039	187,056	179,635
4.00%, 9/1/2039	68,907	66,174
4.00%, 9/1/2040	1,720,798	1,652,813
4.00% 12/1/2040	370,338	355,707
4.00% 1/1/2041	94,709	90,967
4.00%, 3/1/2041	232,672	223,348
Security Description	Principal Amount	Value
4.00%, 12/1/2041	$ 250,814	$ 240,763
4.00%, 1/1/2042	108,861	104,499
4.00%, 2/1/2042	38,022	36,486
4.00%, 9/1/2043	41,619	39,932
4.00%, 10/1/2043	207,224	198,824
4.00%, 12/1/2043	29,828	28,619
4.00%, 5/1/2044	623,829	599,183
4.00%, 6/1/2044	146,163	140,079
4.00% 7/1/2044	974,559	934,911
4.00%, 9/1/2044	99,743	95,592
4.00% 10/1/2044	193,868	185,798
4.00%, 12/1/2044	146,166	140,083
4.00%, 1/1/2045	477,945	458,637
4.00%, 3/1/2045	170,437	163,277
4.00%, 5/1/2045	270,178	258,827
4.00%, 6/1/2045	377,663	361,945
4.00%, 7/1/2045	207,850	199,118
4.00%, 9/1/2045	275,200	263,639
4.00%, 12/1/2045	162,983	156,135
4.00%, 2/1/2046	61,056	58,491
4.00%, 4/1/2046	180,063	171,679
4.00%, 10/1/2046	1,129,786	1,084,510
4.00%, 11/1/2046	237,297	226,249
4.00% 4/1/2047	2,652,825	2,526,614
4.00%, 7/1/2047	64,789	61,679
4.00%, 8/1/2047	278,103	264,755
4.00%, 9/1/2047	1,480,121	1,409,081
4.00%, 12/1/2047	2,915,778	2,775,832
4.00%, 1/1/2048	1,126,181	1,072,129
4.00%, 2/1/2048	476,127	453,275
4.00%, 5/1/2048	59,181	56,302
4.00% 6/1/2048	2,230,518	2,122,017
4.00%, 7/1/2048	457,977	435,700
4.00%, 8/1/2048	715,652	680,839
4.00%, 9/1/2048	1,001,544	952,826
4.00%, 10/1/2048	2,854,837	2,734,898
4.00% 11/1/2048	2,355,524	2,243,183
4.00%, 1/1/2049	1,900,069	1,823,310
4.00%, 3/1/2049	233,118	221,068
4.00%, 5/1/2049	679,934	644,788
4.00%, 6/1/2049	5,354,700	5,105,387
4.00%, 7/1/2049	788,509	747,750
4.00%, 8/1/2049	1,302,365	1,239,013
4.00%, 2/1/2050	492,265	466,820
4.00%, 7/1/2050	954,137	907,724
4.00%, 3/1/2051	5,916,938	5,611,088
4.00%, 7/1/2052	3,445,576	3,256,916
4.00% 8/1/2052	9,978,390	9,400,918
4.00%, 10/1/2052	9,450,852	8,865,563
4.00%, 5/1/2053	6,570,790	6,163,262
4.50%, 4/1/2031	81,261	80,112
4.50%, 10/1/2033	24,644	24,257
4.50%, 7/15/2038	1,975,000	1,935,729
4.50%, 4/1/2039	158,763	156,704
4.50%, 7/1/2039	11,577	11,427

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.50%, 9/1/2039	$ 34,744	$ 34,293
4.50%, 12/1/2039	6,882	6,793
4.50%, 4/1/2040	182,939	180,489
4.50%, 10/1/2040	85,531	84,386
4.50%, 11/1/2040	71,469	70,512
4.50% 2/1/2041	203,042	200,195
4.50%, 5/1/2041	105,340	103,929
4.50%, 1/1/2042	396,454	390,895
4.50%, 9/1/2043	84,043	82,813
4.50% 12/1/2043	260,589	256,775
4.50%, 1/1/2044	31,371	30,911
4.50%, 2/1/2044	80,402	79,225
4.50% 6/1/2044	219,111	215,705
4.50%, 3/1/2046	407,108	401,655
4.50%, 9/1/2047	85,270	83,427
4.50%, 11/1/2047	690,763	675,834
4.50%, 1/1/2048	82,417	80,636
4.50%, 2/1/2048	2,344,110	2,293,448
4.50% 4/1/2048	3,846,703	3,791,906
4.50%, 6/1/2048	2,448,773	2,395,849
4.50% 8/1/2048	1,554,223	1,516,817
4.50%, 11/1/2048	1,266,514	1,236,032
4.50%, 12/1/2048	353,867	345,350
4.50% 1/1/2049	780,801	762,010
4.50%, 5/1/2049	727,332	709,827
4.50%, 3/1/2050	1,949,488	1,900,023
4.50%, 9/1/2050	3,495,252	3,411,131
4.50%, 8/1/2052	16,215,778	15,585,258
4.50%, 2/1/2053	2,432,412	2,340,831
5.00%, 5/1/2024	3,626	3,596
5.00%, 11/1/2033	752	750
5.00%, 5/1/2034	22,141	22,124
5.00%, 7/1/2034	4,280	4,276
5.00%, 2/1/2035	13,261	13,250
5.00%, 7/1/2035	186,971	186,821
5.00%, 7/15/2038	1,000,000	992,858
5.00%, 7/1/2040	66,323	66,835
5.00%, 1/1/2042	279,961	282,122
5.00%, 3/1/2042	206,492	208,086
5.00%, 12/1/2043	53,148	53,500
5.00%, 7/1/2044	211,621	212,519
5.00%, 6/1/2048	301,619	300,099
5.00%, 9/1/2048	777,332	773,415
5.00%, 8/1/2049	544,347	541,604
5.00%, 10/1/2049	716,629	713,017
5.00%, 10/1/2052	1,818,782	1,790,239
5.00%, 4/1/2053	994,114	975,966
5.00%, 6/1/2053	2,487,662	2,436,637
5.50% 10/1/2034	20,668	21,010
5.50%, 2/1/2035	44,504	45,241
5.50%, 7/1/2035	77,844	79,536
5.50%, 4/1/2036	39,823	40,688
5.50% 6/1/2038	24,931	25,641
5.50%, 12/1/2038	96,911	99,413
5.50%, 12/1/2039	136,097	139,967
Security Description	Principal Amount	Value
5.50%, 9/1/2040	$ 11,520	$ 11,848
5.50%, 7/1/2041	147,776	151,546
5.50%, 5/1/2044	1,895,959	1,937,163
5.50%, 12/1/2052	1,849,410	1,851,919
5.50%, 2/1/2053	1,822,083	1,828,857
5.50%, 5/1/2053	7,895,830	7,857,414
5.63%, 7/15/2037	592,000	677,449
6.00%, 7/1/2029	2,005	2,049
6.00%, 8/1/2029	402	411
6.00%, 2/1/2037	73,815	77,474
6.00%, 6/1/2037	40,142	42,239
6.00%, 10/1/2039	111,851	117,696
6.00%, 4/1/2040	149,953	157,800
6.00%, 1/1/2053	2,565,779	2,587,823
6.00%, 2/1/2053	5,239,789	5,284,807
6.00%, 5/1/2053	4,402,573	4,440,519
6.00%, 7/15/2053	3,775,000	3,807,163
6.25%, 5/15/2029	530,000	586,175
6.50%, 9/1/2031	7,503	7,806
6.50%, 7/1/2032	2,484	2,584
6.50%, 7/1/2036	8,504	9,010
6.50%, 10/1/2037	7,633	8,089
6.50%, 7/15/2053	5,275,000	5,385,300
6.63%, 11/15/2030	2,212,000	2,562,447
7.00%, 9/1/2029	6,753	6,895
7.00%, 9/1/2031	50	52
7.00%, 10/1/2031	65	68
7.00%, 10/1/2032	659	695
7.13%, 1/15/2030	1,012,000	1,182,573
7.25%, 5/15/2030	927,000	1,097,475
7.50%, 2/1/2031	2,561	2,593
7.50%, 3/1/2031	125	132
7.50%, 7/1/2031	142	142
7.50% 8/1/2031	3,381	3,468
7.50%, 9/1/2031	8,483	8,761
2.00%, 10/1/2051	21,185,768	17,287,477
TBA, 2.50%, 7/15/2038	3,035,000	2,762,706
TBA, 3.00%, 7/15/2053	4,025,000	3,541,243
TBA, 3.50%, 7/15/2038	1,250,000	1,188,749
TBA, 3.50%, 7/15/2053	4,375,000	3,984,973
TBA, 4.00%, 7/15/2053	1,975,000	1,852,848
TBA, 4.50%, 7/15/2053	3,525,000	3,388,234
TBA, 5.00%, 7/15/2053	12,525,000	12,268,463
TBA, 5.50%, 7/15/2053	16,975,000	16,891,602
Federal National Mortgage Association-Aces:
Series 2016-M4, Class AL, 3.27%, 1/25/2039	75,305	72,943
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	380,451	356,496
Series 2017-M14, Class A2, 2.96%, 11/25/2027 (c)	559,301	521,143
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	498,711	470,360

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	$ 710,493	$ 663,738
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	758,784	726,535
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,930,992	1,721,651
Series 2019-M22, Class A2, 2.52%, 8/25/2029	536,869	479,720
Series 2019-M5, Class A2, 3.27%, 2/25/2029	489,529	459,326
Series 2019-M9, Class A2, 2.94%, 6/25/2029	640,093	590,105
Series 2020-M14, Class A2, 1.78%, 5/25/2030	492,456	415,388
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,247,420
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	160,888
Series 2020-M8, Class A2, 1.82%, 2/25/2030	954,127	813,328
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	1,455,000	1,162,678
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	350,000	283,063
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (c)	800,000	642,221
Series 2017-M15, Class ATS2, VRN, 3.20%, 11/25/2027 (c)	597,584	564,363
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (c)	91,355	85,698
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	750,000	593,521
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	49,137
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	3,500,000	2,836,912
Government National Mortgage Association:
2.00%, 12/20/2050	2,037,273	1,719,100
2.00%, 1/20/2051	15,585,016	13,133,423
2.00%, 2/20/2051	186,012	156,791
2.00%, 4/20/2051	10,345,710	8,715,370
2.00%, 5/20/2051	10,897,930	9,177,874
2.00%, 6/20/2051	11,787,809	9,924,385
2.00%, 9/20/2051	10,776,914	9,065,300
2.00%, 12/20/2051	11,908,357	10,008,212
Security Description	Principal Amount	Value
2.00%, 1/20/2052	$ 11,073,151	$ 9,303,538
2.00%, 4/20/2052	7,637,561	6,414,341
2.50%, 2/20/2043	1,012,104	893,673
2.50%, 12/20/2049	616,604	534,045
2.50%, 7/20/2050	2,477,957	2,158,442
2.50%, 8/20/2050	4,766,971	4,150,981
2.50%, 10/20/2050	7,470,978	6,501,428
2.50%, 1/20/2051	2,390,498	2,078,279
2.50%, 3/20/2051	156,317	135,722
2.50%, 4/20/2051	11,024,407	9,568,860
2.50%, 6/20/2051	197,753	171,506
2.50%, 7/20/2051	12,312,045	10,676,223
2.50%, 8/20/2051	7,934,829	6,878,373
2.50%, 9/20/2051	14,889,950	12,903,338
2.50%, 10/20/2051	11,040,946	9,564,796
2.50%, 11/20/2051	13,452,115	11,649,857
2.50%, 12/20/2051	199,700	172,945
2.50%, 3/20/2052	1,949,553	1,687,930
2.50%, 4/20/2052	3,475,277	3,008,370
2.50%, 5/20/2052	4,661,848	4,035,524
3.00%, 10/20/2042	2,090,108	1,909,841
3.00% 12/15/2042	360,342	327,789
3.00% 12/20/2042	556,436	507,254
3.00%, 2/20/2043	589,636	538,781
3.00%, 3/15/2043	66,515	60,518
3.00%, 4/15/2043	126,138	114,765
3.00%, 4/20/2043	447,068	407,729
3.00%, 6/20/2043	302,726	276,088
3.00%, 11/20/2044	300,202	273,492
3.00%, 12/20/2044	112,468	102,461
3.00%, 3/20/2045	117,075	106,564
3.00%, 4/20/2045	187,854	171,024
3.00%, 6/15/2045	46,465	42,012
3.00%, 8/15/2045	59,035	53,378
3.00%, 8/20/2045	317,371	288,878
3.00%, 1/20/2046	156,879	142,795
3.00%, 2/20/2046	2,435,748	2,221,417
3.00%, 4/20/2046	278,025	252,752
3.00%, 5/20/2046	631,969	574,521
3.00%, 6/20/2046	1,793,744	1,632,139
3.00%, 9/20/2046	566,019	514,567
3.00%, 10/20/2046	2,025,378	1,841,266
3.00%, 11/20/2046	323,981	294,530
3.00%, 1/20/2047	571,822	519,842
3.00%, 6/20/2047	191,480	173,498
3.00%, 7/20/2047	1,615,117	1,463,443
3.00%, 10/20/2047	1,109,248	1,005,079
3.00%, 11/20/2047	713,769	646,740
3.00%, 12/20/2047	663,705	601,377
3.00%, 1/20/2048	591,595	536,039
3.00%, 2/20/2048	680,852	616,914
3.00%, 3/20/2048	2,626,914	2,380,223
3.00%, 11/20/2049	4,198,983	3,785,721
3.00%, 12/20/2049	1,200,359	1,082,220
3.00%, 2/20/2050	992,053	894,630

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.00%, 6/20/2050	$ 5,463,270	$ 4,922,536
3.00%, 7/20/2050	8,138,980	7,331,643
3.00%, 12/20/2050	5,048,475	4,540,670
3.00%, 8/20/2051	8,524,820	7,646,637
3.00%, 12/20/2051	7,180,169	6,425,536
3.00%, 3/20/2052	2,468,529	2,206,160
3.00%, 4/20/2052	5,862,968	5,237,264
3.50%, 12/20/2041	490,382	463,348
3.50%, 2/15/2042	270,147	254,504
3.50%, 3/15/2042	30,101	28,357
3.50%, 6/20/2042	263,210	248,517
3.50%, 10/20/2042	62,060	58,596
3.50%, 1/20/2043	1,144,084	1,080,219
3.50%, 4/15/2043	65,343	61,545
3.50%, 4/20/2043	275,329	259,959
3.50%, 7/20/2043	755,007	712,034
3.50%, 10/20/2043	128,501	121,187
3.50%, 12/20/2043	51,245	48,328
3.50%, 1/15/2044	46,443	43,744
3.50%, 1/20/2044	103,550	97,656
3.50%, 3/20/2044	99,879	94,194
3.50%, 6/20/2044	3,949,735	3,721,975
3.50%, 9/20/2044	1,448,451	1,364,927
3.50%, 10/20/2044	174,505	164,442
3.50%, 12/20/2044	127,212	119,876
3.50%, 2/20/2045	96,225	90,676
3.50%, 3/20/2045	110,719	103,916
3.50% 4/20/2045	724,050	676,987
3.50%, 6/20/2045	664,391	623,568
3.50%, 10/20/2045	2,774,469	2,607,927
3.50%, 11/20/2045	66,741	62,640
3.50%, 1/20/2046	841,148	789,465
3.50%, 3/20/2046	529,129	496,617
3.50%, 4/20/2046	3,009,582	2,822,171
3.50%, 5/20/2046	464,077	435,178
3.50%, 10/20/2046	289,013	271,286
3.50%, 11/20/2046	1,780,606	1,669,725
3.50%, 2/20/2047	1,326,961	1,244,329
3.50%, 3/20/2047	269,559	251,997
3.50%, 5/20/2047	268,241	251,467
3.50%, 6/20/2047	160,140	150,125
3.50%, 8/20/2047	237,157	221,706
3.50%, 9/20/2047	239,540	223,934
3.50%, 10/20/2047	202,109	188,941
3.50%, 11/20/2047	812,832	759,876
3.50%, 12/20/2047	3,105,160	2,902,858
3.50%, 1/20/2048	3,734,841	3,491,515
3.50%, 2/20/2048	975,796	912,222
3.50%, 3/20/2048	1,665,639	1,557,122
3.50%, 4/20/2048	983,632	919,548
3.50%, 6/20/2048	588,571	550,225
3.50%, 2/20/2049	237,598	221,999
3.50%, 5/20/2049	164,435	153,614
3.50%, 7/20/2049	53,906	50,344
3.50%, 9/20/2049	795,901	742,990
Security Description	Principal Amount	Value
3.50%, 12/20/2049	$ 337,836	$ 315,286
3.50%, 3/20/2050	2,302,266	2,148,594
3.50%, 10/20/2050	1,458,430	1,361,279
3.50%, 2/20/2051	1,868,156	1,742,957
3.50%, 3/20/2051	370,169	345,361
3.50%, 6/20/2052	3,180,604	2,934,719
3.50%, 7/20/2052	3,202,836	2,955,232
3.50%, 10/20/2052	1,993,177	1,839,090
3.50%, 12/20/2052	6,282,469	5,796,786
4.00%, 4/15/2040	233,000	225,125
4.00%, 6/15/2040	14,557	14,065
4.00%, 7/15/2040	1,827	1,765
4.00%, 10/15/2040	13,694	13,232
4.00% 11/15/2040	102,138	98,686
4.00%, 11/15/2041	52,623	50,854
4.00%, 3/20/2044	36,161	34,896
4.00%, 4/20/2044	187,011	180,469
4.00%, 6/20/2044	177,025	170,832
4.00%, 8/20/2044	187,971	181,395
4.00%, 9/20/2044	151,534	146,233
4.00%, 10/20/2044	221,105	213,370
4.00%, 12/20/2044	193,655	186,880
4.00%, 2/20/2045	139,594	134,710
4.00%, 5/15/2045	109,276	104,598
4.00%, 7/20/2045	890,904	858,409
4.00%, 8/20/2045	110,795	106,754
4.00%, 9/20/2045	2,036,035	1,961,773
4.00%, 10/20/2045	160,726	154,864
4.00%, 11/20/2045	622,192	599,498
4.00%, 4/20/2046	98,399	94,810
4.00%, 5/20/2046	36,872	35,527
4.00%, 10/20/2046	69,136	66,522
4.00%, 2/20/2047	25,199	24,246
4.00%, 3/20/2047	277,180	266,699
4.00%, 4/20/2047	106,493	102,151
4.00%, 6/20/2047	782,159	750,266
4.00%, 7/20/2047	208,545	200,513
4.00%, 8/20/2047	350,103	335,828
4.00%, 9/20/2047	141,202	135,444
4.00%, 2/20/2048	1,035,354	993,138
4.00%, 3/20/2048	790,065	757,850
4.00%, 4/20/2048	2,796,909	2,676,946
4.00%, 6/20/2048	358,939	343,544
4.00%, 7/20/2048	229,696	219,844
4.00%, 8/20/2048	1,466,268	1,403,378
4.00%, 9/20/2048	388,643	371,974
4.00%, 5/20/2049	551,700	527,771
4.00%, 7/20/2049	2,349,926	2,248,000
4.00%, 5/20/2050	1,106,586	1,058,589
4.00%, 9/20/2052	4,379,923	4,138,301
4.00%, 10/20/2052	5,865,543	5,541,965
4.00%, 11/20/2052	3,481,266	3,289,219
4.50%, 3/15/2038	354	350
4.50%, 4/15/2039	1,261	1,247
4.50% 6/15/2039	57,017	56,401

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.50% 7/15/2039	$ 40,720	$ 40,281
4.50%, 2/15/2040	28,633	28,324
4.50%, 4/15/2040	181,824	179,803
4.50% 6/15/2040	109,235	108,020
4.50%, 8/15/2040	1,806	1,786
4.50%, 2/15/2041	18,732	18,515
4.50%, 3/15/2041	65,271	64,545
4.50%, 6/15/2041	47,292	46,746
4.50%, 9/20/2041	59,636	59,224
4.50%, 12/15/2041	26,485	26,180
4.50%, 1/15/2042	43,423	42,953
4.50%, 10/20/2043	34,546	34,054
4.50%, 4/20/2044	92,545	91,226
4.50%, 6/20/2044	78,948	77,822
4.50%, 11/20/2044	191,943	189,128
4.50%, 12/20/2044	61,806	60,900
4.50%, 7/20/2045	1,117,781	1,101,390
4.50%, 8/20/2045	95,822	94,417
4.50%, 9/20/2045	47,715	47,015
4.50%, 10/20/2045	180,385	177,740
4.50%, 4/20/2046	96,101	94,692
4.50%, 9/20/2047	70,569	69,044
4.50%, 11/20/2047	317,096	310,246
4.50%, 12/20/2047	270,481	264,638
4.50%, 1/20/2048	235,273	230,191
4.50%, 6/20/2048	565,076	552,595
4.50%, 7/20/2048	321,640	314,536
4.50%, 8/20/2048	944,757	923,890
4.50%, 10/20/2048	465,386	455,107
4.50%, 1/20/2049	862,134	843,092
4.50%, 7/20/2049	846,731	828,030
4.50%, 10/20/2052	2,126,134	2,051,105
4.50%, 12/20/2052	7,889,119	7,610,719
4.50%, 1/20/2053	3,211,118	3,097,801
4.50%, 3/20/2053	3,508,757	3,384,936
5.00% 12/15/2038	67,999	68,439
5.00% 4/15/2039	132,659	133,565
5.00% 5/15/2039	27,021	27,109
5.00%, 11/20/2041	354,836	358,993
5.00%, 5/20/2044	67,121	67,908
5.00%, 11/20/2044	62,056	62,772
5.00%, 1/20/2048	333,079	332,973
5.00%, 5/20/2048	352,880	352,225
5.00%, 7/20/2048	45,515	45,430
5.00%, 9/20/2048	250,614	249,658
5.00%, 11/20/2048	245,034	244,099
5.00%, 1/20/2049	578,068	575,862
5.00%, 7/20/2049	111,167	110,960
5.00%, 5/20/2053	8,009,140	7,865,007
5.50%, 6/15/2033	10,840	10,989
5.50%, 4/15/2037	796	816
5.50%, 6/15/2038	132,857	136,069
5.50%, 7/15/2038	84,190	86,567
5.50%, 8/15/2038	15,548	15,997
5.50%, 2/15/2039	20,449	21,058
Security Description	Principal Amount	Value
5.50%, 5/20/2044	$ 96,692	$ 99,206
5.50%, 5/20/2053	5,967,666	5,939,496
6.00%, 10/15/2032	14,196	14,489
6.00% 11/15/2032	5,082	5,172
6.00%, 9/15/2034	12,956	13,245
6.00%, 10/15/2036	154	160
6.00%, 8/15/2037	14,045	14,711
6.00%, 1/15/2038	8,945	9,275
6.00%, 4/15/2038	28,564	29,921
6.00%, 6/15/2041	51,425	53,706
6.00%, 12/20/2052	2,534,557	2,550,759
6.00%, 1/20/2053	1,477,683	1,487,129
6.50%, 4/15/2024	12	12
6.50%, 7/15/2031	19,330	20,056
6.50%, 8/15/2031	2,388	2,428
7.00%, 12/15/2023	34	34
7.00%, 2/15/2028	847	857
7.00%, 6/15/2028	2,242	2,247
7.50%, 4/15/2024	165	165
7.50%, 1/15/2027	1,171	1,172
7.50%, 3/15/2027	211	211
7.50% 4/15/2027	3,699	3,725
7.50%, 7/15/2027	6,623	6,669
7.50%, 9/15/2027	3,386	3,412
7.50% 12/15/2027	1,956	1,969
7.50%, 10/15/2029	546	556
9.00%, 2/15/2025	84	84
TBA, 2.00%, 7/20/2053	5,100,000	4,283,888
TBA, 2.50%, 7/20/2053	925,000	800,342
TBA, 3.00%, 7/20/2053	2,925,000	2,612,285
TBA, 4.00%, 7/20/2053	4,050,000	3,827,736
TBA, 4.50%, 7/20/2053	4,025,000	3,883,618
TBA, 5.00%, 7/20/2053	10,400,000	10,214,318
TBA, 5.50%, 7/20/2053	6,825,000	6,792,417
TBA, 6.00%, 7/20/2053	5,700,000	5,734,542
Tennessee Valley Authority:
0.75%, 5/15/2025	264,000	243,387
2.88%, 9/15/2024	725,000	702,554
3.88%, 3/15/2028	100,000	98,381
5.25%, 9/15/2039	1,746,000	1,836,775
5.88%, 4/1/2036	128,000	145,041
7.13%, 5/1/2030	66,000	76,736
Series B, 4.70%, 7/15/2033	1,336,000	1,359,393
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,142,112,451)		1,904,285,505
U.S. TREASURY OBLIGATIONS — 40.6%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,419,531
1.13%, 8/15/2040	10,650,000	6,850,945
1.38%, 11/15/2040	16,092,200	10,771,716
1.38%, 8/15/2050	11,301,200	6,570,588
1.63%, 11/15/2050	17,531,600	10,894,246

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.75%, 8/15/2041	$ 24,248,700	$ 17,046,078
1.88%, 2/15/2041	13,924,300	10,114,699
1.88%, 2/15/2051	17,956,000	11,895,850
1.88%, 11/15/2051	17,992,000	11,880,343
2.00%, 11/15/2041	17,850,000	13,069,547
2.00%, 2/15/2050	10,621,900	7,282,640
2.00%, 8/15/2051	14,927,100	10,178,416
2.25%, 5/15/2041	36,095,400	27,804,738
2.25%, 8/15/2049	4,000,000	2,908,125
2.25%, 2/15/2052	20,698,900	14,964,658
2.38%, 11/15/2049	3,267,000	2,441,062
2.38%, 5/15/2051	20,722,600	15,412,434
2.50%, 2/15/2045	3,699,000	2,863,257
2.50%, 2/15/2046	3,681,800	2,833,260
2.75%, 11/15/2042	15,508,800	12,758,411
2.75%, 11/15/2047	12,200,000	9,815,281
2.88%, 5/15/2043	1,720,000	1,438,081
2.88%, 8/15/2045	3,740,000	3,086,669
2.88%, 11/15/2046	5,109,700	4,209,914
2.88%, 5/15/2049	12,792,200	10,577,550
2.88%, 5/15/2052	15,715,500	13,029,132
3.00%, 11/15/2045	2,920,200	2,462,550
3.00%, 5/15/2047	10,795,000	9,091,414
3.00%, 2/15/2048	5,774,900	4,868,963
3.00%, 8/15/2048	16,375,000	13,818,965
3.00%, 2/15/2049	11,486,100	9,716,523
3.00%, 8/15/2052	22,900,000	19,482,891
3.13%, 11/15/2041	2,518,000	2,218,201
3.13%, 2/15/2043	1,279,400	1,115,277
3.13%, 8/15/2044	2,078,000	1,798,119
3.13%, 5/15/2048	18,150,000	15,665,719
3.25%, 5/15/2042	22,000,000	19,635,000
3.38%, 8/15/2042	25,745,000	23,371,633
3.38%, 5/15/2044	2,759,200	2,487,591
3.38%, 11/15/2048	200	181
3.50%, 2/15/2039	700,000	671,016
3.63%, 8/15/2043	4,258,200	3,996,055
3.63%, 2/15/2053	27,907,000	26,803,801
3.63%, 5/15/2053	19,800,000	19,038,937
3.75%, 8/15/2041	150,000	144,891
3.75%, 11/15/2043	3,790,600	3,621,800
3.88%, 8/15/2040	150,000	148,805
3.88%, 2/15/2043	34,500,000	33,648,281
3.88%, 5/15/2043 (b)	8,300,000	8,100,281
4.00%, 11/15/2042	19,701,900	19,587,998
4.00%, 11/15/2052	20,564,100	21,136,039
4.25%, 11/15/2040	975,000	1,013,543
4.38%, 2/15/2038	2,235,000	2,378,529
4.38%, 11/15/2039	375,000	397,031
4.50%, 2/15/2036 (b)	502,000	541,376
4.63%, 2/15/2040	43,970,000	47,920,430
4.75%, 2/15/2037	546,000	603,757
5.25%, 11/15/2028	262,000	275,182
5.25%, 2/15/2029 (b)	250,000	263,320
5.38%, 2/15/2031	1,160,000	1,266,213
Security Description	Principal Amount	Value
5.50%, 8/15/2028	$ 452,000	$ 478,767
6.13%, 11/15/2027	686,000	736,646
6.50%, 11/15/2026 (b)	1,054,000	1,119,463
U.S. Treasury Notes:
0.25%, 5/31/2025	7,625,000	6,977,173
0.25%, 6/30/2025	5,675,000	5,182,871
0.25%, 7/31/2025	10,485,000	9,538,893
0.25%, 8/31/2025	13,423,000	12,179,275
0.25%, 9/30/2025	12,000,000	10,869,375
0.38%, 7/15/2024	3,400,000	3,229,070
0.38%, 8/15/2024	14,400,000	13,623,750
0.38%, 9/15/2024	11,800,000	11,121,039
0.38%, 4/30/2025	13,950,000	12,834,545
0.38%, 11/30/2025	6,850,000	6,183,195
0.38%, 12/31/2025	18,831,000	16,972,910
0.38%, 1/31/2026	16,150,000	14,498,410
0.38%, 9/30/2027	18,950,000	16,126,746
0.50%, 4/30/2027	5,322,000	4,611,846
0.50%, 6/30/2027	15,750,000	13,576,992
0.50%, 8/31/2027	925,000	793,549
0.50%, 10/31/2027	9,100,000	7,767,703
0.63%, 10/15/2024	4,750,000	4,475,020
0.63%, 7/31/2026	15,600,000	13,898,625
0.63%, 12/31/2027	3,900,000	3,332,672
0.63%, 5/15/2030	485,000	388,606
0.63%, 8/15/2030	23,150,000	18,444,039
0.75%, 11/15/2024	11,300,000	10,627,738
0.75%, 3/31/2026	25,601,000	23,138,904
0.75%, 4/30/2026	22,500,000	20,262,305
0.75%, 5/31/2026	13,000,000	11,677,656
0.75%, 8/31/2026	26,450,000	23,592,160
0.75%, 1/31/2028	20,225,000	17,349,258
0.88%, 6/30/2026	21,920,000	19,750,263
1.00%, 12/15/2024	14,300,000	13,458,199
1.13%, 1/15/2025	21,750,000	20,454,346
1.13%, 10/31/2026	4,000,000	3,597,188
1.13%, 2/28/2027	9,225,000	8,231,871
1.13%, 2/29/2028	12,350,000	10,762,832
1.13%, 8/31/2028	62,498,000	53,855,698
1.13%, 2/15/2031	28,400,000	23,359,000
1.25%, 8/31/2024	10,560,000	10,071,188
1.25%, 12/31/2026	20,500,000	18,451,602
1.25%, 3/31/2028	23,450,000	20,518,750
1.25%, 4/30/2028	14,000,000	12,230,313
1.25%, 5/31/2028	7,750,000	6,761,875
1.25%, 6/30/2028	13,457,000	11,716,001
1.25%, 8/15/2031	16,400,000	13,460,812
1.38%, 1/31/2025	15,435,000	14,556,531
1.38%, 8/31/2026	3,000,000	2,730,000
1.38%, 12/31/2028	2,350,000	2,038,625
1.50%, 11/30/2024	11,300,000	10,728,379
1.50%, 2/15/2025	23,294,000	21,986,442
1.50%, 8/15/2026	3,222,000	2,945,109
1.50%, 1/31/2027	13,400,000	12,139,563
1.63%, 2/15/2026	225,000	208,477

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.63%, 5/15/2026	$ 1,300,000	$ 1,199,859
1.63%, 10/31/2026	11,125,000	10,172,422
1.63%, 11/30/2026	11,700,000	10,680,820
1.63%, 8/15/2029	12,327,000	10,752,418
1.63%, 5/15/2031	26,006,000	22,105,100
1.75%, 12/31/2024	3,840,000	3,650,550
1.75%, 3/15/2025	13,300,000	12,580,449
1.75%, 12/31/2026	8,150,000	7,463,617
1.75%, 1/31/2029	23,300,000	20,600,477
1.75%, 11/15/2029	950,000	833,180
1.88%, 8/31/2024	1,790,000	1,719,868
1.88%, 6/30/2026	10,500,000	9,744,492
1.88%, 2/28/2027	27,052,000	24,801,189
1.88%, 2/28/2029	46,270,000	41,151,381
1.88%, 2/15/2032	28,250,000	24,202,305
2.00%, 2/15/2025	5,350,000	5,091,486
2.00%, 8/15/2025	1,150,000	1,084,684
2.00%, 11/15/2026	5,000,000	4,625,391
2.13%, 11/30/2024	6,680,000	6,397,405
2.13%, 5/31/2026	11,415,000	10,676,592
2.25%, 11/15/2024	12,344,000	11,852,169
2.25%, 12/31/2024	11,950,000	11,442,125
2.25%, 3/31/2026	550,000	517,516
2.25%, 8/15/2027	6,600,000	6,100,875
2.25%, 11/15/2027	19,050,000	17,545,348
2.38%, 4/30/2026	13,300,000	12,542,523
2.38%, 5/15/2027	13,610,000	12,672,186
2.38%, 3/31/2029	10,000,000	9,132,031
2.38%, 5/15/2029	8,750,000	7,976,856
2.50%, 1/31/2025	10,919,000	10,478,401
2.50%, 2/28/2026	14,438,000	13,684,517
2.50%, 3/31/2027	13,900,000	13,026,906
2.63%, 4/15/2025	17,950,000	17,215,873
2.63%, 12/31/2025	10,640,000	10,133,769
2.63%, 5/31/2027	13,400,000	12,591,812
2.63%, 7/31/2029	11,500,000	10,624,922
2.75%, 5/15/2025	17,275,000	16,591,423
2.75%, 4/30/2027	14,000,000	13,225,625
2.75%, 7/31/2027	17,600,000	16,593,500
2.75%, 5/31/2029	19,500,000	18,156,328
2.75%, 8/15/2032	16,450,000	15,082,594
2.88%, 6/15/2025	11,950,000	11,495,340
2.88%, 11/30/2025	6,565,000	6,292,142
2.88%, 5/15/2028	500,000	471,836
2.88%, 4/30/2029	11,000,000	10,316,797
2.88%, 5/15/2032	22,790,000	21,134,164
3.00%, 7/31/2024	12,500,000	12,184,570
3.00%, 7/15/2025	19,500,000	18,793,125
3.00%, 9/30/2025	4,966,000	4,778,611
3.13%, 8/15/2025	17,900,000	17,286,086
3.13%, 8/31/2027	21,025,000	20,110,084
3.13%, 11/15/2028	6,500,000	6,192,773
3.13%, 8/31/2029	10,000,000	9,500,000
3.25%, 8/31/2024	14,885,000	14,527,993
3.25%, 6/30/2027	17,500,000	16,831,445
Security Description	Principal Amount	Value
3.25%, 6/30/2029	$ 10,250,000	$ 9,807,168
3.38%, 5/15/2033 (b)	20,900,000	20,158,703
3.50%, 9/15/2025	19,200,000	18,679,500
3.50%, 1/31/2028	25,320,000	24,590,072
3.50%, 4/30/2028	25,000,000	24,291,016
3.50%, 1/31/2030	20,100,000	19,509,562
3.50%, 4/30/2030	10,525,000	10,222,406
3.50%, 2/15/2033	35,080,000	34,175,594
3.63%, 5/15/2026 (b)	8,600,000	8,391,047
3.63%, 3/31/2028	33,700,000	32,920,687
3.63%, 5/31/2028 (b)	13,000,000	12,716,641
3.63%, 3/31/2030	14,575,000	14,260,727
3.75%, 4/15/2026	13,750,000	13,458,887
3.75%, 5/31/2030	43,800,000	43,197,750
3.88%, 3/31/2025	31,500,000	30,882,305
3.88%, 4/30/2025	25,850,000	25,348,147
3.88%, 1/15/2026 (b)	18,426,000	18,083,392
3.88%, 11/30/2027	21,303,000	21,003,427
3.88%, 12/31/2027	22,300,000	21,991,633
3.88%, 9/30/2029	15,750,000	15,597,422
3.88%, 11/30/2029	24,215,000	24,001,227
3.88%, 12/31/2029	22,600,000	22,409,312
4.00%, 12/15/2025	15,475,000	15,233,203
4.00%, 2/15/2026	23,250,000	22,895,801
4.00%, 2/29/2028	27,075,000	26,880,398
4.00%, 10/31/2029	17,500,000	17,458,984
4.00%, 2/28/2030	17,750,000	17,741,680
4.13%, 1/31/2025	20,500,000	20,178,887
4.13%, 6/15/2026	13,900,000	13,757,742
4.13%, 9/30/2027	15,150,000	15,065,965
4.13%, 10/31/2027	16,069,000	15,984,889
4.13%, 11/15/2032	22,574,000	23,071,333
4.25%, 9/30/2024	30,375,000	29,973,955
4.25%, 12/31/2024	27,118,000	26,740,890
4.25%, 5/31/2025	33,100,000	32,683,664
4.25%, 10/15/2025	13,800,000	13,645,828
4.38%, 10/31/2024	16,056,000	15,862,199
4.50%, 11/30/2024	23,450,000	23,201,760
4.50%, 11/15/2025	16,437,000	16,353,531
4.63%, 2/28/2025	31,525,000	31,281,174
4.63%, 3/15/2026	15,100,000	15,117,695
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,955,837,376)		2,709,491,901
MUNICIPAL BONDS & NOTES — 0.8%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	197,627
CALIFORNIA — 0.3%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	735,000	521,860

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series F-2, 6.26%, 4/1/2049	$ 235,000	$ 278,305
Series S1-SUB, 7.04%, 4/1/2050	280,000	359,422
California State University Revenue, CA:
2.72%, 11/1/2052	175,000	122,269
Series B, 2.94%, 11/1/2052	625,000	438,568
Series B, 2.98%, 11/1/2051	285,000	204,901
Series B, 3.90%, 11/1/2047	100,000	87,297
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA AGM, 4.24%, 5/15/2048 (g)	250,000	219,264
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	210,225
City of San Francisco Public Utilities Commission Water Revenue, CA Series A, 3.30%, 11/1/2039	275,000	226,427
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	226,385
Foothill-Eastern Transportation Corridor Agency Revenue, CA 4.09%, 1/15/2049	241,000	199,093
Golden State Tobacco Securitization Corp. Revenue, CA:
2.75%, 6/1/2034	230,000	187,154
Series A, 3.12%, 6/1/2038	650,000	505,445
Series A-1, 4.21%, 6/1/2050	200,000	149,446
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	395,000	345,275
1.81%, 8/1/2030	360,000	300,667
2.11%, 8/1/2032	350,000	285,587
Los Angeles Department of Water & Power Revenue, CA:
5.72%, 7/1/2039	425,000	456,457
6.57%, 7/1/2045	150,000	180,805
6.60%, 7/1/2050	260,000	321,774
Los Angeles Unified School District, General Obligation, CA:
5.75%, 7/1/2034	165,000	174,997
5.76%, 7/1/2029	200,000	205,656
Series RY, 6.76%, 7/1/2034	395,000	446,738
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	150,000	105,432
Series N, 3.26%, 5/15/2060	150,000	105,295
Series N, 3.71%, 5/15/2120	150,000	100,326
Series H, 6.55%, 5/15/2048	310,000	361,684
Security Description	Principal Amount	Value
San Diego County Regional Transportation Commission Revenue, CA:
Series A, 3.25%, 4/1/2048	$ 100,000	$ 77,157
5.91%, 4/1/2048	330,000	373,741
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	316,249
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, AGM, 3.49%, 1/15/2050 (g)	200,000	156,511
Santa Clara Valley Transportation Authority Revenue, CA Series A, 5.88%, 4/1/2032	210,000	219,486
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	274,397
2.50%, 10/1/2029	200,000	176,452
Series B, 2.65%, 4/1/2026	370,000	347,857
Series A, 3.05%, 4/1/2029	265,000	243,261
3.38%, 4/1/2025	465,000	449,860
3.50%, 4/1/2028	400,000	379,705
4.50%, 4/1/2033	315,000	309,863
4.60%, 4/1/2038	540,000	517,649
5.13%, 3/1/2038	100,000	100,505
7.30%, 10/1/2039	1,395,000	1,684,427
7.35%, 11/1/2039	120,000	145,973
7.50%, 4/1/2034	320,000	389,660
7.55%, 4/1/2039	302,000	380,461
7.63%, 3/1/2040	160,000	201,118
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	323,621
1.61%, 5/15/2030	240,000	197,023
Series AX, 3.06%, 7/1/2025	330,000	317,628
Series BD, 3.35%, 7/1/2029	680,000	630,200
Series AQ, 4.77%, 5/15/2115	75,000	65,374
Series AD, 4.86%, 5/15/2112	650,000	577,392
5.77%, 5/15/2043	245,000	264,944
		16,447,268
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT 5.09%, 10/1/2030	100,000	98,801
DISTRICT OF COLUMBIA — 0.0% (a)
District of Columbia Revenue, DC Series E, 5.59%, 12/1/2034	250,000	260,568
FLORIDA — 0.1%
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	282,463

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	$ 625,000	$ 558,596
County of Miami-Dade Water & Sewer System Revenue, FL Series C, 3.49%, 10/1/2042	290,000	234,363
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	390,000	360,070
Series A, 1.71%, 7/1/2027	685,000	606,360
Series A, 2.15%, 7/1/2030	150,000	125,026
		2,166,878
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	200,982
Municipal Electric Authority of Georgia Revenue, GA:
6.64%, 4/1/2057	166,000	189,463
6.66%, 4/1/2057	123,000	140,843
7.06%, 4/1/2057	415,000	439,037
		970,325
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	61,784
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	466,065
Series B, 6.40%, 1/1/2040	400,000	457,618
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	325,000	368,367
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 6.20%, 12/1/2040	160,000	175,418
City of Chicago, General Obligation, IL Series B, 7.75%, 1/1/2042	208,000	213,604
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	358,408
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	307,213
Series B, 3.59%, 1/1/2043	250,000	209,666
Series B, 3.82%, 1/1/2048	100,000	80,404
Series A, 4.64%, 1/1/2040	95,000	90,635
Series A, 4.79%, 1/1/2048	100,000	92,890
Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	$ 1,100,000	$ 1,080,978
6.73%, 4/1/2035	170,769	179,294
Series 5, 7.35%, 7/1/2035	845,000	910,682
		4,991,242
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	95,711
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, BAM, 2.77%, 5/1/2051 (h)	100,000	71,951
Series H, 4.93%, 4/15/2045	90,000	86,494
		158,445
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	323,244	311,228
Series A, Class A4, 4.48%, 8/1/2039	150,000	141,736
Series A1, 5.05%, 12/1/2034	250,000	251,811
State of Louisiana Gasoline & Fuels Tax Revenue, LA 2.95%, 5/1/2041	330,000	254,242
		959,017
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	273,997
Series D, 3.20%, 7/1/2050	200,000	137,050
		411,047
MASSACHUSETTS — 0.1%
Commonwealth of Massachusetts Revenue, MA Series B, 4.11%, 7/15/2031	270,000	262,200
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	133,206
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.51%, 7/1/2041	245,000	182,342
Series H, 2.90%, 9/1/2049	75,000	53,595
4.91%, 5/1/2029	135,000	134,441
5.46%, 12/1/2039	410,000	431,409

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	$ 300,000	$ 252,946
Series C, 2.95%, 5/15/2043	400,000	299,559
Series B, 3.40%, 10/15/2040	145,000	119,888
		1,869,586
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI 3.38%, 12/1/2040	115,000	93,075
Michigan State Building Authority Revenue, MI Series II, 2.71%, 10/15/2040	300,000	227,498
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	197,339
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,819
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	452,599
Series B, 2.56%, 4/1/2050	500,000	335,586
Series C, 3.60%, 4/1/2047	395,000	343,730
		1,676,646
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	242,816
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS 5.25%, 11/1/2034	100,000	102,897
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	229,766
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	111,295
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	139,945
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	155,616
Security Description	Principal Amount	Value
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guaranty Corp., 7.43%, 2/15/2029 (i)	$ 553,000	$ 593,965
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	270,061
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	408,113
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	105,000	83,659
Series P, 3.92%, 5/1/2119	250,000	180,172
5.67%, 5/1/2040	205,000	216,689
		1,752,659
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series A2, 5.21%, 10/1/2031	165,000	167,280
Series B-2, 5.26%, 10/1/2052	220,000	232,957
5.52%, 10/1/2037	325,000	340,479
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	365,000	332,450
6.67%, 11/15/2039	295,000	313,048
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	171,272
5.72%, 6/15/2042	215,000	236,870
Series AA-2, 5.75%, 6/15/2041	195,000	213,000
Series EE, 6.01%, 6/15/2042	300,000	342,374
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.51%, 8/1/2037	100,000	104,033
Series B, 5.77%, 8/1/2036	530,000	556,810
New York State Dormitory Authority Revenue, NY:
Series F, 3.11%, 2/15/2039	290,000	237,270
Series B, 3.14%, 7/1/2043	250,000	202,489
Series F, 3.19%, 2/15/2043	135,000	105,926
Series D, 5.60%, 3/15/2040	135,000	143,076
5.63%, 3/15/2039	200,000	208,334
New York State Thruway Authority Revenue, NY:
Series M, 2.90%, 1/1/2035	250,000	211,448
Series M, 3.50%, 1/1/2042	370,000	308,000

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	$ 725,000	$ 677,670
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	176,188
3.18%, 7/15/2060	395,000	280,061
Series 21, 3.29%, 8/1/2069	700,000	484,091
4.03%, 9/1/2048	410,000	360,898
Series 20, 4.23%, 10/15/2057	125,000	111,603
4.46%, 10/1/2062	100,000	91,345
Series 192, 4.81%, 10/15/2065	150,000	145,877
4.93%, 10/1/2051	220,000	219,885
Series 182, 5.31%, 8/1/2046	570,000	571,424
5.65%, 11/1/2040	575,000	617,473
Westchester County Local Development Corp. Revenue, NY AGM, 3.85%, 11/1/2050 (g)	180,000	128,998
		8,292,629
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC 3.20%, 1/15/2051	125,000	88,456
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 8.08%, 2/15/2050	215,000	290,818
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	63,850
Series B, 3.99%, 1/1/2029	330,000	322,935
Ohio State University Revenue, OH 4.91%, 6/1/2040	350,000	347,965
		1,025,568
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	95,822
Series A-2, 4.85%, 2/1/2045	100,000	98,371
Series A-3, 5.09%, 2/1/2052	155,000	156,165
		350,358
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guaranty Corp., 5.68%, 6/30/2028 (i)	115,000	117,170
Security Description	Principal Amount	Value
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	$ 200,000	$ 148,979
		266,149
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	187,242
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	190,260
Series D, 2.84%, 9/1/2050	250,000	179,438
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	343,044
State Public School Building Authority Revenue, PA 5.00%, 9/15/2027	110,000	109,208
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	137,062
		1,146,254
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	120,000	114,511
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	33,078
Series A, 3.35%, 8/15/2047	275,000	221,315
Series C, 4.79%, 8/15/2046	200,000	201,749
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	620,372
6.29%, 3/1/2032	80,000	84,399
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	140,938
5.99%, 2/1/2039	530,000	578,693
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	124,514
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	255,241
Dallas Fort Worth International Airport Revenue, TX:
2.84%, 11/1/2046	350,000	257,219
Series C, 2.92%, 11/1/2050	40,000	28,838
Series A, 2.99%, 11/1/2038	310,000	259,607

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series C, 3.09%, 11/1/2040	$ 305,000	$ 239,683
Series A, 3.14%, 11/1/2045	100,000	76,722
Series A, 4.51%, 11/1/2051	250,000	232,665
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	335,000	246,170
North Texas Tollway Authority Revenue, TX:
3.01%, 1/1/2043	265,000	200,497
6.72%, 1/1/2049	75,000	93,110
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	133,877
State of Texas, General Obligation, TX:
3.21%, 4/1/2044	150,000	121,962
Series A, 4.68%, 4/1/2040	200,000	201,651
5.52%, 4/1/2039	330,000	353,614
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX 3.92%, 12/31/2049	300,000	243,029
Texas Transportation Commission State Highway Fund Revenue, TX Series B-BUILD, 5.18%, 4/1/2030	165,000	167,041
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	200,000	141,683
2.56%, 4/1/2042	210,000	159,819
		5,417,486
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	117,983
Series A, 3.23%, 9/1/2119	360,000	225,502
		343,485
WASHINGTON — 0.0% (a)
State of Washington, General Obligation, WA 5.14%, 8/1/2040	200,000	203,427
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	428,493
TOTAL MUNICIPAL BONDS & NOTES (Cost $55,111,895)		50,776,755
MORTGAGE-BACKED SECURITIES — 1.0%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	181,528
Security Description	Principal Amount	Value
Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	$ 330,991	$ 314,910
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	270,557
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	233,827
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	366,926
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	270,193
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	379,435
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	447,333
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	866,840
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	506,398
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	238,389
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	781,041
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	415,820
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	812,491
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055	750,000	629,054
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (c)	1,000,000	1,035,289
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	452,991
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	437,290
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	602,593
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	419,574
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (c)	600,000	619,742

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 2023-C19, Class A5, 5.45%, 4/15/2056	$ 233,333	$ 236,792
Series 2023-C20, Class A5, 5.58%, 7/15/2056 (c)	120,000	123,081
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	411,460
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	634,933
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	323,203
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	279,083
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	861,962
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	310,849
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	338,533
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	286,260
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	393,411
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	393,645
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	482,373
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	397,383
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	405,320
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	810,691
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	253,873
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	752,304
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,281,577
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	330,314
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	407,420	393,557
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,136,533
Series 2016-GC37, Class A4, 3.31%, 4/10/2049	1,950,000	1,814,552
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	456,214
Security Description	Principal Amount	Value
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	$ 750,000	$ 642,200
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	252,341
COMM Mortgage Trust:
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	3,825,000	3,674,200
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	474,623
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	376,884	358,988
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	582,263
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	186,255
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	596,391
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	934,747
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	427,982
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	453,466
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	500,000	449,381
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	469,853
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	466,377
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	862,177
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,857,721
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	247,040
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,942,861
Series K-156, Class A2, 4.43%, 4/25/2060 (c)	489,947	487,238

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series K-157, Class A2, 4.20%, 5/25/2033	$ 153,046	$ 149,733
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	990,328
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,515,167
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	828,752
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	458,395
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	449,952
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	862,191
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	688,047
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,170,996
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	377,177	366,272
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,449,647
Series 2015-C29, Class A4, 3.61%, 5/15/2048	220,000	207,993
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	455,010
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	384,364	366,407
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	453,913
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	516,561
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	476,406
Series 2015-C23, Class A3, 3.45%, 7/15/2050	478,035	453,543
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	759,332
Security Description	Principal Amount	Value
Series 2015-C26, Class A5, 3.53%, 10/15/2048	$ 1,000,000	$ 942,416
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	682,825
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	432,413	408,055
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	690,624
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	432,518
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	400,042
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	400,202
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	296,714
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	455,500
Series 2018-C14, Class A3, 4.18%, 12/15/2051	824,240	772,385
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	276,238
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	362,686
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	484,218
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	228,072	221,822
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,259,903
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	455,508
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	457,844
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	273,238
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	448,614
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	467,973
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	739,565
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	158,152

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 2019-C52, Class A5, 2.89%, 8/15/2052	$ 1,000,000	$ 860,391
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	691,818
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	122,148
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	571,506
TOTAL MORTGAGE-BACKED SECURITIES (Cost $73,904,639)		65,707,778
	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (j) (k)	107,663,770	107,685,302
State Street Navigator Securities Lending Portfolio II (l) (m)	138,998,825	138,998,825
TOTAL SHORT-TERM INVESTMENTS (Cost $246,682,046)		246,684,127
TOTAL INVESTMENTS — 102.8% (Cost $7,541,435,866)		6,860,823,259
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(186,687,076)
NET ASSETS — 100.0%		$ 6,674,136,183
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Bond is insured by Build America Mutual Assurance Company, representing less than 0.05% of net assets.
(i)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2023.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,668,379,531	$—	$1,668,379,531
Asset-Backed Securities	—	25,359,558	—	25,359,558
Foreign Government Obligations	—	190,138,104	—	190,138,104
U.S. Government Agency Obligations	—	1,904,285,505	—	1,904,285,505
U.S. Treasury Obligations	—	2,709,491,901	—	2,709,491,901
Municipal Bonds & Notes	—	50,776,755	—	50,776,755
Mortgage-Backed Securities	—	65,707,778	—	65,707,778
Short-Term Investments	246,684,127	—	—	246,684,127
TOTAL INVESTMENTS	$246,684,127	$6,614,139,132	$—	$6,860,823,259

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,205,546	$131,192,425	$1,484,452,233	$1,508,019,303	$32,405	$27,542	107,663,770	$107,685,302	$6,224,279
State Street Navigator Securities Lending Portfolio II	352,171,990	352,171,990	3,858,800,036	4,071,973,201	—	—	138,998,825	138,998,825	905,250
Total		$483,364,415	$5,343,252,269	$5,579,992,504	$32,405	$27,542		$246,684,127	$7,129,529
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 647,000	$ 526,981
4.65%, 10/1/2028	310,000	298,794
4.75%, 3/30/2030	1,473,000	1,428,574
5.38%, 6/15/2033	1,386,000	1,372,168
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,572,000	1,318,939
2.60%, 8/1/2031 (a)	1,336,000	1,108,412
4.20%, 6/1/2030	476,000	445,874
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,420,000	1,363,967
3.65%, 11/1/2024	941,000	914,596
WPP Finance 2010 3.75%, 9/19/2024	1,472,500	1,428,325
		10,206,630
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	7,929,000	7,281,121
2.25%, 6/15/2026	1,303,000	1,184,219
2.60%, 10/30/2025 (a)	465,000	432,743
2.70%, 2/1/2027	602,000	550,288
2.75%, 2/1/2026	3,040,000	2,831,912
2.80%, 3/1/2027 (a)	464,000	423,303
2.85%, 10/30/2024	367,000	352,973
2.95%, 2/1/2030	1,446,000	1,258,107
3.10%, 5/1/2026	1,188,000	1,117,207
3.20%, 3/1/2029	1,547,821	1,388,426
3.25%, 2/1/2028	1,807,000	1,660,163
3.25%, 3/1/2028	1,031,000	939,334
3.45%, 11/1/2028 (a)	1,658,000	1,505,099
3.63%, 2/1/2031 (a)	1,557,000	1,403,542
4.88%, 5/1/2025	6,166,000	6,077,641
5.04%, 5/1/2027	2,294,000	2,267,871
5.15%, 5/1/2030 (a)	8,436,000	8,355,774
6.13%, 2/15/2033	300,000	312,966
Collins Aerospace 3.50%, 3/15/2027	50,142	46,450
General Dynamics Corp.:
1.15%, 6/1/2026	1,482,000	1,339,106
2.13%, 8/15/2026	1,000,000	921,700
2.38%, 11/15/2024	692,000	663,614
2.63%, 11/15/2027	1,006,000	920,520
3.25%, 4/1/2025	1,151,000	1,113,972
3.50%, 5/15/2025 (a)	922,000	896,571
3.50%, 4/1/2027	998,000	953,439
3.63%, 4/1/2030	1,342,000	1,264,567
3.75%, 5/15/2028	803,000	769,523
Hexcel Corp.:
4.20%, 2/15/2027	1,492,000	1,411,775
4.95%, 8/15/2025	1,458,000	1,426,668
Security Description	Principal Amount	Value
Howmet Aerospace, Inc. 3.00%, 1/15/2029	$ 521,000	$ 456,391
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	22,679
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,566,000	1,241,274
2.90%, 12/15/2029	3,056,000	2,645,854
3.83%, 4/27/2025	1,083,000	1,049,676
3.85%, 12/15/2026	616,000	587,411
4.40%, 6/15/2028	4,147,000	3,986,843
4.40%, 6/15/2028 (a)	1,340,000	1,293,448
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,654,000	1,379,701
3.55%, 1/15/2026	1,238,000	1,201,838
3.90%, 6/15/2032	466,000	439,023
4.45%, 5/15/2028	1,029,000	1,015,366
4.95%, 10/15/2025	820,000	818,303
5.10%, 11/15/2027	3,428,000	3,488,984
5.25%, 1/15/2033 (a)	2,000	2,074
Northrop Grumman Corp.:
2.93%, 1/15/2025	2,764,000	2,657,199
3.20%, 2/1/2027 (a)	1,041,000	983,266
3.25%, 1/15/2028	2,826,000	2,642,960
4.40%, 5/1/2030 (a)	1,180,000	1,150,535
4.70%, 3/15/2033	1,426,000	1,399,833
7.75%, 2/15/2031	438,000	503,166
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,317
Raytheon Technologies Corp.:
1.90%, 9/1/2031	1,093,000	873,460
2.25%, 7/1/2030	772,000	652,139
2.38%, 3/15/2032	1,118,000	917,118
2.65%, 11/1/2026	1,217,000	1,128,220
3.13%, 5/4/2027 (a)	1,319,000	1,234,492
3.50%, 3/15/2027 (a)	990,000	941,549
3.95%, 8/16/2025	1,702,000	1,667,518
4.13%, 11/16/2028	3,863,000	3,720,648
5.00%, 2/27/2026	1,362,000	1,360,393
5.15%, 2/27/2033	1,773,000	1,796,705
7.20%, 8/15/2027	304,000	328,527
7.50%, 9/15/2029	1,385,000	1,559,801
		96,219,305
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.35%, 5/6/2025	1,551,000	1,459,755
2.45%, 2/4/2032	1,718,000	1,343,562
2.63%, 9/16/2026	1,269,000	1,175,056
3.40%, 5/6/2030	1,461,000	1,287,886
4.40%, 2/14/2026	1,380,000	1,351,227
4.80%, 2/14/2029 (a)	2,945,000	2,863,836
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,020,000	956,403
3.25%, 3/27/2030	1,843,000	1,690,400
5.94%, 10/1/2032	1,490,000	1,607,665

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
BAT Capital Corp.:
2.26%, 3/25/2028	$ 2,066,000	$ 1,771,078
2.73%, 3/25/2031	1,621,000	1,290,754
2.79%, 9/6/2024	837,000	805,755
3.22%, 8/15/2024	3,228,000	3,131,967
3.22%, 9/6/2026	953,000	887,005
3.46%, 9/6/2029 (a)	1,402,000	1,218,268
3.56%, 8/15/2027	4,572,000	4,209,257
4.70%, 4/2/2027 (a)	1,191,000	1,153,865
4.74%, 3/16/2032	1,315,000	1,198,399
4.91%, 4/2/2030	1,532,000	1,448,751
7.75%, 10/19/2032	1,357,000	1,492,618
BAT International Finance PLC:
1.67%, 3/25/2026 (a)	1,217,000	1,094,265
4.45%, 3/16/2028	1,388,000	1,308,787
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	910,000	837,746
2.75%, 5/14/2031	777,000	652,455
3.25%, 8/15/2026	1,391,000	1,311,741
3.75%, 9/25/2027	465,000	439,490
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	668,000	596,096
1.50%, 5/1/2025	641,000	599,553
1.75%, 11/1/2030	1,237,000	978,578
2.10%, 5/1/2030	1,135,000	939,508
2.75%, 2/25/2026	1,402,000	1,317,922
3.13%, 8/17/2027 (a)	457,000	427,263
3.13%, 3/2/2028	1,236,000	1,137,812
3.25%, 11/10/2024	1,384,000	1,344,625
3.38%, 8/11/2025 (a)	1,389,000	1,337,787
3.38%, 8/15/2029 (a)	2,021,000	1,825,448
4.88%, 2/13/2026	2,177,000	2,161,413
4.88%, 2/15/2028	1,428,000	1,408,294
5.00%, 11/17/2025 (a)	1,125,000	1,119,701
5.13%, 11/15/2024	1,336,000	1,330,349
5.13%, 11/17/2027	1,870,000	1,876,059
5.13%, 2/15/2030	2,701,000	2,671,424
5.38%, 2/15/2033	3,371,000	3,364,966
5.63%, 11/17/2029	1,727,000	1,759,675
5.75%, 11/17/2032	1,802,000	1,846,726
Reynolds American, Inc. 4.45%, 6/12/2025	3,756,000	3,651,395
		69,682,585
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	511,115	455,659
Series AA, Class AA, 3.15%, 8/15/2033	703,320	610,531
Series AA, Class AA, 3.20%, 12/15/2029	846,855	760,806
Security Description	Principal Amount	Value
Series AA, Class AA, 3.35%, 4/15/2031	$ 538,289	$ 481,171
Series AA, Class AA, 3.58%, 7/15/2029	637,456	588,525
Series 2015-2, Class AA, 3.60%, 3/22/2029	802,081	744,821
Series AA, Class AA, 3.65%, 8/15/2030	634,740	582,939
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	449,608	435,068
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	2,121,298	1,882,249
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	886,092	748,526
Series 2020-1, Class A, 4.00%, 5/15/2034	104,551	95,172
Southwest Airlines Co.:
2.63%, 2/10/2030	1,389,000	1,182,942
3.00%, 11/15/2026	531,000	487,952
3.45%, 11/16/2027	461,000	424,913
5.13%, 6/15/2027	2,370,000	2,352,296
5.25%, 5/4/2025	1,484,000	1,470,139
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	264,906	242,252
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	587,554	496,824
Series 2016-2, Class AA, 2.88%, 4/7/2030	1,022,857	903,449
Series AA, Class AA, 3.10%, 1/7/2030	987,314	890,152
Series AA, Class AA, 3.50%, 9/1/2031	789,822	712,901
Series A, Class A, 3.75%, 3/3/2028	837,793	785,707
Series A, Class A, 4.00%, 10/11/2027	524,754	494,680
Series AA, Class AA, 4.15%, 2/25/2033	998,360	914,278
Series A, Class A, 4.30%, 2/15/2027	685,144	659,697
Series 2020-1, Class B, 4.88%, 7/15/2027	688,425	660,193
Series 20-1, Class A, 5.88%, 4/15/2029	2,570,730	2,552,118
		22,615,960
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	1,309,000	1,216,297

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.40%, 3/27/2025	$ 598,000	$ 571,736
2.75%, 3/27/2027	40,000	37,603
2.85%, 3/27/2030	3,863,000	3,492,191
PVH Corp. 4.63%, 7/10/2025	1,338,000	1,292,762
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	971,000	856,568
3.75%, 9/15/2025	1,490,000	1,438,446
Tapestry, Inc.:
3.05%, 3/15/2032	1,526,000	1,219,182
4.13%, 7/15/2027	50,000	46,982
4.25%, 4/1/2025	1,161,000	1,129,305
VF Corp.:
2.40%, 4/23/2025	1,263,000	1,184,315
2.80%, 4/23/2027	277,000	250,028
2.95%, 4/23/2030 (a)	1,942,000	1,598,130
		14,333,545
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
Series MTN, 0.55%, 7/12/2024	1,165,000	1,106,459
Series MTN, 1.00%, 9/10/2025	1,361,000	1,241,736
Series MTN, 1.20%, 7/8/2025	1,359,000	1,251,476
1.50%, 1/13/2025 (a)	1,262,000	1,192,666
Series MTN, 1.80%, 1/13/2031 (a)	1,889,000	1,532,489
Series MTN, 2.00%, 3/24/2028	1,355,000	1,189,243
Series MTN, 2.15%, 9/10/2024	924,000	887,982
Series MTN, 2.25%, 1/12/2029	1,364,000	1,185,957
Series GMTN, 2.30%, 9/9/2026	200,000	183,970
Series GMTN, 3.50%, 2/15/2028	454,000	427,713
4.60%, 4/17/2030	2,645,000	2,586,360
Series A, 4.60%, 4/17/2025 (a)	3,545,000	3,501,467
4.70%, 1/12/2028	1,573,000	1,560,023
4.75%, 1/12/2026	1,070,000	1,065,067
5.00%, 5/23/2025	461,000	459,257
Cummins, Inc.:
0.75%, 9/1/2025	1,512,000	1,377,130
1.50%, 9/1/2030	1,580,000	1,279,674
General Motors Co.:
4.00%, 4/1/2025 (a)	611,000	593,825
4.20%, 10/1/2027	467,000	442,758
5.00%, 10/1/2028 (a)	1,381,000	1,342,636
5.40%, 10/15/2029 (a)	1,368,000	1,333,677
5.60%, 10/15/2032 (a)	2,063,000	2,000,017
6.13%, 10/1/2025	2,288,000	2,302,918
Security Description	Principal Amount	Value
6.80%, 10/1/2027	$ 468,000	$ 486,079
General Motors Financial Co., Inc.:
1.20%, 10/15/2024 (a)	468,000	440,191
1.25%, 1/8/2026	1,860,000	1,661,594
1.50%, 6/10/2026	1,520,000	1,344,151
2.35%, 2/26/2027 (a)	1,347,000	1,201,632
2.35%, 1/8/2031	1,363,000	1,069,887
2.40%, 4/10/2028	1,485,000	1,280,575
2.40%, 10/15/2028	1,428,000	1,211,358
2.70%, 8/20/2027 (a)	1,306,000	1,156,633
2.70%, 6/10/2031	1,395,000	1,112,178
2.75%, 6/20/2025	1,390,000	1,309,519
2.90%, 2/26/2025	1,063,000	1,009,871
3.10%, 1/12/2032 (a)	1,663,000	1,345,134
3.50%, 11/7/2024	1,144,000	1,106,557
3.60%, 6/21/2030	1,389,000	1,202,860
3.80%, 4/7/2025 (a)	1,415,000	1,364,895
3.85%, 1/5/2028 (a)	1,540,000	1,424,392
4.00%, 1/15/2025	1,327,000	1,285,797
4.00%, 10/6/2026	727,000	689,778
4.30%, 7/13/2025	1,484,000	1,439,628
4.30%, 4/6/2029	767,000	704,628
4.35%, 4/9/2025	1,365,000	1,329,606
5.00%, 4/9/2027	1,354,000	1,318,403
5.25%, 3/1/2026	1,669,000	1,643,030
5.40%, 4/6/2026 (a)	1,077,000	1,064,776
5.65%, 1/17/2029 (a)	1,363,000	1,345,581
5.80%, 6/23/2028	3,404,000	3,391,984
5.85%, 4/6/2030 (a)	5,098,000	5,053,698
6.00%, 1/9/2028	802,000	809,499
6.05%, 10/10/2025 (a)	1,411,000	1,414,951
6.40%, 1/9/2033 (a)	6,186,000	6,287,574
Honda Motor Co. Ltd.:
2.27%, 3/10/2025	1,362,000	1,297,536
2.97%, 3/10/2032	102,000	90,470
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,820,000	2,261,496
PACCAR Financial Corp.:
Series DM#N, 0.50%, 8/9/2024	660,000	624,842
Series MTN, 1.10%, 5/11/2026	470,000	422,878
Series MTN, 1.80%, 2/6/2025	1,327,000	1,254,851
Series MTN, 2.15%, 8/15/2024	464,000	446,818
2.85%, 4/7/2025	444,000	425,019
3.55%, 8/11/2025 (a)	626,000	606,970
4.45%, 3/30/2026 (a)	1,549,000	1,537,305
4.95%, 10/3/2025	1,154,000	1,146,949
Toyota Motor Corp.:
1.34%, 3/25/2026	576,000	522,478
2.36%, 7/2/2024	704,000	681,901
2.36%, 3/25/2031	472,000	402,517

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.76%, 7/2/2029 (a)	$ 1,036,000	$ 934,544
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	646,000	610,386
Series MTN, 0.80%, 10/16/2025	4,854,000	4,395,831
Series MTN, 0.80%, 1/9/2026	1,425,000	1,281,659
Series MTN, 1.13%, 6/18/2026	1,406,000	1,256,823
Series MTN, 1.15%, 8/13/2027	752,000	649,946
1.45%, 1/13/2025	756,000	713,309
Series MTN, 1.65%, 1/10/2031	607,000	487,081
Series MTN, 1.80%, 2/13/2025	987,000	934,255
1.90%, 1/13/2027	1,415,000	1,278,382
Series MTN, 1.90%, 4/6/2028 (a)	1,437,000	1,262,850
Series MTN, 2.00%, 10/7/2024 (a)	472,000	452,445
Series MTN, 2.15%, 2/13/2030 (a)	1,027,000	880,406
Series MTN, 3.00%, 4/1/2025	2,262,000	2,179,505
3.05%, 3/22/2027	1,398,000	1,310,108
Series GMTN, 3.05%, 1/11/2028	1,214,000	1,125,123
Series MTN, 3.20%, 1/11/2027	993,000	937,461
Series MTN, 3.38%, 4/1/2030	922,000	848,692
Series MTN, 3.40%, 4/14/2025	583,000	564,595
3.65%, 8/18/2025	1,334,000	1,291,859
3.65%, 1/8/2029	1,485,000	1,397,429
3.95%, 6/30/2025	1,319,000	1,290,087
4.40%, 9/20/2024	1,173,000	1,158,654
4.45%, 5/18/2026	6,555,000	6,457,265
4.45%, 6/29/2029	1,149,000	1,130,915
4.55%, 9/20/2027 (a)	1,195,000	1,179,202
4.55%, 5/17/2030 (a)	4,478,000	4,367,931
4.63%, 1/12/2028 (a)	1,086,000	1,077,192
4.80%, 1/10/2025	1,474,000	1,463,741
5.40%, 11/10/2025	1,225,000	1,233,587
5.45%, 11/10/2027	1,456,000	1,486,561
		134,910,793
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	1,114,000	1,057,765
3.25%, 3/1/2032	1,228,000	1,050,689
BorgWarner, Inc.:
2.65%, 7/1/2027	1,335,000	1,215,638
3.38%, 3/15/2025	767,000	735,031
Lear Corp.:
2.60%, 1/15/2032	469,000	365,042
Security Description	Principal Amount	Value
3.50%, 5/30/2030	$ 562,000	$ 494,498
3.80%, 9/15/2027	666,000	621,711
4.25%, 5/15/2029	766,000	718,937
Magna International, Inc.:
2.45%, 6/15/2030	1,404,000	1,190,129
4.15%, 10/1/2025	1,134,000	1,099,787
5.50%, 3/21/2033 (a)	4,420,000	4,500,532
		13,049,759
BANKS — 26.5%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	1,344,000	1,294,447
5.09%, 12/8/2025	1,315,000	1,309,451
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	1,211,000	1,090,590
1 year CMT + 2.30%, 5.86%, 9/14/2026 (b)	1,334,000	1,314,990
1 year CMT + 2.70%, 6.14%, 9/14/2028 (b)	1,398,000	1,405,815
Banco Santander SA:
1 year CMT + 0.90%, 1.72%, 9/14/2027 (b)	1,627,000	1,414,465
1.85%, 3/25/2026	2,319,000	2,075,088
2.75%, 5/28/2025 (a)	1,542,000	1,448,416
2.75%, 12/3/2030	1,899,000	1,483,366
2.96%, 3/25/2031 (a)	1,415,000	1,169,469
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	1,344,000	1,063,507
3.31%, 6/27/2029	947,000	843,398
3.49%, 5/28/2030	1,005,000	874,973
3.50%, 3/24/2025	1,471,000	1,410,924
3.80%, 2/23/2028	1,350,000	1,240,987
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	1,805,000	1,691,538
4.25%, 4/11/2027	1,488,000	1,407,410
4.38%, 4/12/2028	1,216,000	1,145,983
5.15%, 8/18/2025	2,133,000	2,098,147
5.18%, 11/19/2025	1,717,000	1,667,791
5.29%, 8/18/2027	2,976,000	2,918,801
Bank of America Corp.:
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	2,381,000	2,237,092
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	2,930,000	2,637,410
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	6,330,000	5,799,609
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	1,974,000	1,847,782
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	3,405,000	3,065,011

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	$ 6,728,000	$ 6,003,462
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	3,076,000	2,448,711
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	2,791,000	2,210,360
Series MTN, 3 Month SOFR + 0.90%, 2.02%, 2/13/2026 (b)	1,757,000	1,645,606
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	3,557,000	3,039,136
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	4,632,000	3,702,913
Series MTN, 3 Month SOFR + 1.13%, 2.46%, 10/22/2025 (a) (b)	3,376,000	3,223,371
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	4,585,000	3,501,473
Series MTN, 3 Month SOFR + 1.25%, 2.50%, 2/13/2031 (b)	5,347,000	4,475,172
SOFR + 1.05%, 2.55%, 2/4/2028 (b)	2,887,000	2,605,951
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	4,189,000	3,409,553
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	13,251,000	11,135,875
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (b)	2,530,000	2,095,042
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	5,491,000	4,549,239
Series MTN, 3 Month SOFR + 1.45%, 2.88%, 10/22/2030 (a) (b)	2,552,000	2,197,884
SOFR + 1.33%, 2.97%, 2/4/2033 (b)	1,309,000	1,089,834
Series MTN, 3 Month SOFR + 1.35%, 3.09%, 10/1/2025 (b)	1,987,000	1,912,368
Series MTN, 3 Month SOFR + 1.44%, 3.19%, 7/23/2030 (b)	4,353,000	3,842,001
Series MTN, 3.25%, 10/21/2027	74,000	68,941
3 Month SOFR + 1.07%, 3.37%, 1/23/2026 (b)	2,051,000	1,969,350
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	3,612,000	3,464,955
3 Month SOFR + 1.30%, 3.42%, 12/20/2028 (b)	7,413,000	6,815,216
Series GMTN, 3.50%, 4/19/2026	3,056,000	2,934,218
Series MTN, 3 Month SOFR + 1.32%, 3.56%, 4/23/2027 (b)	4,594,000	4,357,868
Security Description	Principal Amount	Value
Series GMTN, 3 Month SOFR + 1.63%, 3.59%, 7/21/2028 (b)	$ 2,347,000	$ 2,186,442
3 Month SOFR + 1.77%, 3.71%, 4/24/2028 (b)	2,676,000	2,510,677
Series MTN, 3 Month SOFR + 1.84%, 3.82%, 1/20/2028 (a) (b)	3,208,000	3,037,591
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (b)	3,262,000	2,786,107
Series MTN, 3.88%, 8/1/2025 (a)	2,119,000	2,061,787
Series L, 3.95%, 4/21/2025	3,107,000	3,010,031
Series MTN, 3 Month SOFR + 1.33%, 3.97%, 3/5/2029 (b)	2,810,000	2,633,644
Series MTN, 3 Month SOFR + 1.47%, 3.97%, 2/7/2030 (a) (b)	6,104,000	5,658,347
Series MTN, 4.00%, 1/22/2025	2,973,000	2,892,551
Series L, 4.18%, 11/25/2027	2,639,000	2,507,868
Series MTN, 4.20%, 8/26/2024	3,282,000	3,220,922
Series MTN, 4.25%, 10/22/2026	2,458,000	2,372,290
Series MTN, 3 Month SOFR + 1.57%, 4.27%, 7/23/2029 (b)	3,128,000	2,966,658
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,486,000	2,390,214
Series MTN, 4.45%, 3/3/2026	1,582,000	1,539,128
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	5,156,000	4,845,042
SOFR + 1.75%, 4.83%, 7/22/2026 (a) (b)	2,833,000	2,783,224
SOFR + 2.04%, 4.95%, 7/22/2028 (b)	3,617,000	3,552,834
SOFR + 2.16%, 5.02%, 7/22/2033 (b)	6,592,000	6,434,649
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	3,533,000	3,491,805
SOFR + 1.63%, 5.20%, 4/25/2029	10,256,000	10,146,056
SOFR + 1.91%, 5.29%, 4/25/2034 (a)	11,091,000	10,989,296
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	2,511,000	2,583,015
6.22%, 9/15/2026	1,537,000	1,566,172
Bank of Montreal:
Series MTN, 0.63%, 7/9/2024	770,000	731,115
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	2,602,000	2,320,386

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 1.25%, 9/15/2026	$ 1,476,000	$ 1,301,906
Series MTN, 1.50%, 1/10/2025 (a)	3,065,000	2,880,089
Series MTN, 1.85%, 5/1/2025	1,636,000	1,529,071
2.65%, 3/8/2027	1,447,000	1,324,974
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (a) (b)	1,233,000	965,328
3.70%, 6/7/2025	1,558,000	1,505,449
5 year USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	1,183,000	1,043,453
Series H, 4.25%, 9/14/2024	1,590,000	1,559,599
Series H, 4.70%, 9/14/2027	1,352,000	1,320,931
5.20%, 12/12/2024	1,141,000	1,131,655
5.20%, 2/1/2028 (a)	1,336,000	1,335,586
5.30%, 6/5/2026	5,409,000	5,396,127
Bank of New York Mellon:
5.15%, 5/22/2026 (a)	340,000	339,354
SOFR + 0.80%, 5.22%, 11/21/2025 (b)	1,348,000	1,340,236
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	1,014,000	904,762
Series J, 0.85%, 10/25/2024	665,000	624,501
Series MTN, 1.05%, 10/15/2026 (a)	789,000	689,247
Series MTN, 1.60%, 4/24/2025 (a)	1,306,000	1,224,297
Series MTN, 1.65%, 7/14/2028 (a)	463,000	396,731
Series MTN, 1.65%, 1/28/2031 (a)	781,000	626,018
Series MTN, 1.80%, 7/28/2031	559,000	438,368
Series J, 1.90%, 1/25/2029	468,000	391,089
2.05%, 1/26/2027	668,000	601,748
Series MTN, 2.10%, 10/24/2024	608,000	581,540
Series MTN, 2.45%, 8/17/2026	826,000	761,109
2.50%, 1/26/2032	1,337,000	1,098,452
Series MTN, 2.80%, 5/4/2026	1,533,000	1,438,521
Series G, 3.00%, 2/24/2025	464,000	446,094
Series MTN, 3.00%, 10/30/2028 (a)	1,257,000	1,127,894
Series MTN, 3.25%, 9/11/2024	683,000	663,309
Series MTN, 3.25%, 5/16/2027	780,000	730,103
Security Description	Principal Amount	Value
Series MTN, 3.30%, 8/23/2029	$ 1,471,000	$ 1,320,723
3.35%, 4/25/2025	1,333,000	1,280,333
Series MTN, 3.40%, 1/29/2028	630,000	589,529
Series MTN, 3 Month SOFR + 1.33%, 3.44%, 2/7/2028 (b)	1,364,000	1,284,070
3.85%, 4/26/2029	808,000	768,012
Series MTN, 3.85%, 4/28/2028 (a)	1,470,000	1,400,513
Series MTN, 3.95%, 11/18/2025	620,000	597,649
SOFR + 1.15%, 3.99%, 6/13/2028 (b)	1,046,000	1,003,679
SOFR + 1.42%, 4.29%, 6/13/2033 (b)	806,000	762,549
SOFR + 1.35%, 4.41%, 7/24/2026 (a) (b)	1,265,000	1,238,055
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	1,182,000	1,150,441
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	849,000	818,954
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	1,433,000	1,376,038
SOFR + 1.03%, 4.95%, 4/26/2027	2,808,000	2,772,170
Series J, SOFR + 1.61%, 4.97%, 4/26/2034	4,920,000	4,803,396
SOFR + 1.82%, 5.80%, 10/25/2028 (b)	1,408,000	1,434,287
SOFR + 2.07%, 5.83%, 10/25/2033 (b)	1,758,000	1,832,522
Bank of Nova Scotia:
0.65%, 7/31/2024	824,000	780,303
1.05%, 3/2/2026	1,252,000	1,114,693
1.30%, 6/11/2025 (a)	1,215,000	1,117,654
1.30%, 9/15/2026	1,224,000	1,077,389
1.35%, 6/24/2026 (a)	641,000	571,278
1.45%, 1/10/2025	953,000	893,552
1.95%, 2/2/2027 (a)	712,000	635,104
2.15%, 8/1/2031 (a)	593,000	473,261
2.20%, 2/3/2025 (a)	910,000	860,705
2.45%, 2/2/2032 (a)	486,000	396,100
2.70%, 8/3/2026 (a)	1,258,000	1,164,707
2.95%, 3/11/2027	769,000	713,117
3.45%, 4/11/2025	2,187,000	2,107,371
Series 2, 5 Year CMT + 2.61%, 3.63%, 10/27/2081 (b)	2,583,000	1,834,937
4.50%, 12/16/2025	1,365,000	1,316,761
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (b)	1,354,000	1,162,152
4.75%, 2/2/2026	1,702,000	1,675,993
4.85%, 2/1/2030	1,531,000	1,477,231
5.25%, 12/6/2024	1,150,000	1,140,857
5.25%, 6/12/2028 (a)	3,163,000	3,142,251

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.45%, 6/12/2025	$ 1,993,000	$ 1,982,776
Bank OZK 3 Month SOFR + 2.09%, 2.75%, 10/1/2031 (b)	922,000	711,646
BankUnited, Inc.:
4.88%, 11/17/2025	892,000	825,136
5.13%, 6/11/2030	544,000	415,203
Barclays PLC:
1 year CMT + 1.05%, 2.28%, 11/24/2027 (b)	5,460,000	4,806,929
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b)	484,000	388,202
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	1,772,000	1,661,144
1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	1,558,000	1,225,211
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	1,296,000	1,024,203
3.65%, 3/16/2025	2,222,000	2,130,143
4.34%, 1/10/2028	497,000	468,070
4.38%, 9/11/2024	1,478,000	1,434,547
4.38%, 1/12/2026	2,769,000	2,658,905
4.84%, 5/9/2028	2,203,000	2,031,827
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	3,640,000	3,443,986
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	2,207,000	2,006,560
5.20%, 5/12/2026	2,346,000	2,263,655
1 year CMT + 2.30%, 5.30%, 8/9/2026 (b)	2,188,000	2,142,752
1 year CMT + 2.65%, 5.50%, 8/9/2028 (b)	2,278,000	2,223,146
1 year CMT + 3.00%, 5.75%, 8/9/2033 (a) (b)	1,524,000	1,472,428
SOFR + 2.21%, 5.83%, 5/9/2027	2,794,000	2,757,119
SOFR + 2.98%, 6.22%, 5/9/2034	1,213,000	1,208,815
SOFR + 3.57%, 7.12%, 6/27/2034	1,957,000	1,956,628
1 year CMT + 3.05%, 7.33%, 11/2/2026 (b)	1,908,000	1,952,819
1 year CMT + 3.30%, 7.39%, 11/2/2028 (b)	1,484,000	1,550,543
1 year CMT + 3.50%, 7.44%, 11/2/2033 (b)	3,846,000	4,161,103
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	1,315,000	1,280,771
BPCE SA Series MTN, 3.38%, 12/2/2026	1,018,000	950,507
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	1,435,000	1,302,836
Security Description	Principal Amount	Value
1.00%, 10/18/2024 (a)	$ 1,250,000	$ 1,177,312
1.25%, 6/22/2026 (a)	1,456,000	1,293,044
2.25%, 1/28/2025	934,000	885,740
3.30%, 4/7/2025	1,171,000	1,125,741
3.45%, 4/7/2027 (a)	928,000	870,947
3.60%, 4/7/2032 (a)	433,000	388,479
3.95%, 8/4/2025 (a)	723,000	699,300
5.00%, 4/28/2028	3,108,000	3,061,162
5.14%, 4/28/2025	6,267,000	6,216,676
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	560,000	521,696
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	3,095,000	2,759,935
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	1,135,000	1,063,359
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	2,830,000	2,512,757
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	2,508,000	2,358,573
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	1,217,000	980,853
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	3,477,000	2,838,936
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	9,861,000	8,223,186
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	5,597,000	4,734,558
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	7,386,000	6,413,781
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	3,378,000	2,817,624
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (b)	3,000,000	2,761,530
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	4,485,000	4,282,323
3.20%, 10/21/2026	4,106,000	3,843,914
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	2,051,000	1,962,581
3.30%, 4/27/2025	1,575,000	1,516,300
3.40%, 5/1/2026	2,116,000	2,012,718
3 Month SOFR + 1.41%, 3.52%, 10/27/2028 (b)	2,881,000	2,676,939
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,275,000	3,065,989
3.70%, 1/12/2026	2,186,000	2,096,483
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	3,425,000	3,024,789
3.88%, 3/26/2025	597,000	576,827
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (b)	3,302,000	3,127,522
3 Month SOFR + 1.60%, 3.98%, 3/20/2030 (b)	8,759,000	8,112,498
4.00%, 8/5/2024	1,245,000	1,222,329

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (a) (b)	$ 2,297,000	$ 2,163,682
4.13%, 7/25/2028	82,000	77,263
4.30%, 11/20/2026	1,442,000	1,381,321
4.40%, 6/10/2025	2,553,000	2,481,184
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	11,741,000	11,045,581
4.45%, 9/29/2027	5,058,000	4,829,985
4.60%, 3/9/2026	2,911,000	2,817,062
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (b)	1,809,000	1,765,403
SOFR + 2.09%, 4.91%, 5/24/2033 (a) (b)	385,000	372,303
5.50%, 9/13/2025	1,401,000	1,393,084
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	2,681,000	2,680,008
SOFR + 2.66%, 6.17%, 5/25/2034	6,976,000	7,024,553
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	3,736,000	3,964,419
6.63%, 1/15/2028	443,000	468,007
6.63%, 6/15/2032	1,475,000	1,560,063
Citizens Bank NA:
Series BKNT, 2.25%, 4/28/2025 (a)	1,455,000	1,317,284
Series BKNT, 3.75%, 2/18/2026 (a)	1,175,000	1,073,633
SOFR + 2.00%, 4.58%, 8/9/2028 (a) (b)	1,493,000	1,356,435
SOFR + 1.45%, 6.06%, 10/24/2025 (b)	1,190,000	1,129,869
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	656,000	515,564
2.64%, 9/30/2032	789,000	557,034
2.85%, 7/27/2026	522,000	463,019
3.25%, 4/30/2030 (a)	1,501,000	1,235,188
4.30%, 12/3/2025	755,000	699,893
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (b)	1,427,000	1,230,388
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024 (a)	1,347,000	1,264,146
Series BKNT, 4.00%, 7/27/2025 (a)	467,000	428,486
SOFR + 2.61%, 5.33%, 8/25/2033 (a) (b)	1,010,000	817,656
Comerica, Inc. 4.00%, 2/1/2029	1,244,000	1,043,467
Commonwealth Bank of Australia:
5.08%, 1/10/2025	1,478,000	1,470,950
5.32%, 3/13/2026	2,787,000	2,794,274
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	1,664,000	1,564,959
Series MTN, 3.38%, 5/21/2025	1,500,000	1,445,175
Security Description	Principal Amount	Value
Series BKNT, 3.75%, 7/21/2026	$ 1,823,000	$ 1,703,539
3.88%, 8/22/2024 (a)	954,000	936,132
4.38%, 8/4/2025	1,600,000	1,544,704
5.00%, 1/13/2025	1,278,000	1,269,271
Credit Suisse AG:
1.25%, 8/7/2026	2,024,000	1,742,300
2.95%, 4/9/2025	1,267,000	1,191,766
Series MTN, 3.63%, 9/9/2024	3,000,000	2,894,520
4.75%, 8/9/2024	907,000	886,901
5.00%, 7/9/2027	1,716,000	1,653,641
7.50%, 2/15/2028	3,063,000	3,254,499
7.95%, 1/9/2025	1,508,000	1,537,361
Deutsche Bank AG:
1.69%, 3/19/2026 (a)	1,222,000	1,102,171
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	2,080,000	1,846,707
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	2,033,000	1,748,787
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	1,272,000	1,104,058
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	973,000	768,164
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	1,855,000	1,541,153
SOFR + 2.76%, 3.73%, 1/14/2032 (b)	685,000	516,819
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	1,366,000	1,000,499
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,201,000	2,098,169
4.10%, 1/13/2026	1,975,000	1,849,995
4.16%, 5/13/2025	836,000	807,191
4.50%, 4/1/2025 (a)	1,883,000	1,792,541
5 Year US ISDA + 2.55%, 4.88%, 12/1/2032 (b)	2,245,000	1,895,745
5.37%, 9/9/2027	1,196,000	1,176,649
SOFR + 5.44%, 5.88%, 7/8/2031 (b)	649,000	569,231
SOFR + 3.19%, 6.12%, 7/14/2026 (b)	1,363,000	1,352,546
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	1,970,000	1,977,033
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	1,955,000	1,799,558
Discover Bank:
2.45%, 9/12/2024	233,000	220,709
Series BKNT, 2.70%, 2/6/2030	930,000	748,529
Series BKNT, 3.45%, 7/27/2026	1,141,000	1,049,172
Series BKNT, 4.25%, 3/13/2026	1,070,000	1,012,402
Series BKNT, 4.65%, 9/13/2028 (a)	1,351,000	1,254,120

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series BKNT, 5 year USD Swap + 1.73%, 4.68%, 8/9/2028 (b)	$ 1,000,000	$ 908,380
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	1,002,000	855,357
2.38%, 1/28/2025	763,000	716,030
2.55%, 5/5/2027 (a)	1,099,000	972,868
3.95%, 3/14/2028 (a)	688,000	632,169
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	740,000	679,283
SOFR + 1.66%, 4.34%, 4/25/2033 (b)	480,000	424,109
SOFR + 2.13%, 4.77%, 7/28/2030 (b)	1,147,000	1,073,202
SOFR + 2.19%, 6.36%, 10/27/2028 (a) (b)	1,217,000	1,211,998
Fifth Third Bank NA:
Class BKNT, 2.25%, 2/1/2027 (a)	456,000	400,332
Series BKNT, 3.85%, 3/15/2026	1,700,000	1,568,114
Series BKNT, 3.95%, 7/28/2025	951,000	907,311
SOFR + 1.23%, 5.85%, 10/27/2025 (b)	2,290,000	2,235,200
First Citizens BancShares, Inc. 3 Month SOFR + 2.47%, 3.38%, 3/15/2030 (b)	472,000	432,503
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (a)	775,000	670,724
First Horizon Corp. 4.00%, 5/26/2025 (a)	1,449,000	1,353,409
First-Citizens Bank & Trust Co.:
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	995,000	936,633
6.13%, 3/9/2028	415,000	408,455
FNB Corp. 5.15%, 8/25/2025 (a)	660,000	633,904
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (a) (b)	1,486,000	1,370,033
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	2,674,000	2,388,283
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	3,568,000	3,190,292
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	3,358,000	2,953,193
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	5,374,000	4,776,411
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	2,973,000	2,339,721
Security Description	Principal Amount	Value
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	$ 4,853,000	$ 3,881,672
2.60%, 2/7/2030	8,569,000	7,323,410
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	6,843,000	5,609,618
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	4,373,000	3,973,045
SOFR + 1.26%, 2.65%, 10/21/2032 (a) (b)	4,118,000	3,354,358
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (b)	5,764,000	4,870,061
3 Month SOFR + 1.46%, 3.27%, 9/29/2025 (b)	2,807,000	2,712,881
3.50%, 1/23/2025	3,218,000	3,107,236
3.50%, 4/1/2025	4,006,000	3,845,439
3.50%, 11/16/2026	5,077,000	4,764,409
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	3,820,000	3,584,535
3 Month SOFR + 1.77%, 3.69%, 6/5/2028 (b)	2,914,000	2,738,898
3.75%, 5/22/2025 (a)	2,306,000	2,228,657
3.75%, 2/25/2026	1,687,000	1,619,368
3.80%, 3/15/2030	3,434,000	3,175,420
3 Month SOFR + 1.42%, 3.81%, 4/23/2029 (a) (b)	3,109,000	2,889,069
3.85%, 1/26/2027	3,753,000	3,573,306
Series MTN, 3.85%, 7/8/2024	2,651,000	2,600,711
3 Month SOFR + 1.56%, 4.22%, 5/1/2029 (b)	4,884,000	4,614,110
4.25%, 10/21/2025	1,719,000	1,657,185
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	752,000	730,726
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	2,886,000	2,792,032
5.70%, 11/1/2024	2,006,000	2,003,573
5.95%, 1/15/2027 (a)	861,000	871,866
6.13%, 2/15/2033 (a)	1,466,000	1,575,070
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	2,357,000	2,080,477
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	2,406,000	2,221,628
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	2,340,000	2,004,514
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	2,325,000	2,153,089
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	2,610,000	2,183,839
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	2,348,000	2,083,286
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	1,347,000	1,077,142
3 Month SOFR + 1.40%, 2.63%, 11/7/2025 (b)	2,340,000	2,224,521
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	3,724,000	3,014,355

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	$ 1,471,000	$ 1,223,534
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	1,649,000	1,332,178
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	2,234,000	2,121,027
3.90%, 5/25/2026	2,579,000	2,459,463
3 Month SOFR + 1.87%, 3.97%, 5/22/2030 (b)	3,813,000	3,422,511
3 Month SOFR + 1.81%, 4.04%, 3/13/2028 (b)	2,729,000	2,563,295
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	1,352,000	1,312,873
4.25%, 8/18/2025	1,617,000	1,553,468
3 Month SOFR + 1.61%, 4.29%, 9/12/2026 (b)	2,336,000	2,246,298
4.30%, 3/8/2026	3,898,000	3,769,756
4.38%, 11/23/2026	1,578,000	1,491,557
3 Month SOFR + 1.80%, 4.58%, 6/19/2029 (b)	3,676,000	3,459,851
SOFR + 2.11%, 4.76%, 6/9/2028 (a) (b)	2,790,000	2,680,604
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	2,333,000	2,107,049
4.95%, 3/31/2030	2,945,000	2,899,912
SOFR + 2.61%, 5.21%, 8/11/2028 (a) (b)	2,888,000	2,824,060
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	3,012,000	2,939,832
SOFR + 1.97%, 6.16%, 3/9/2029 (a) (b)	8,867,000	8,949,818
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (b)	6,864,000	7,032,717
SOFR + 2.98%, 6.55%, 6/20/2034 (a)	7,108,000	7,079,426
SOFR + 3.03%, 7.34%, 11/3/2026 (b)	1,910,000	1,966,230
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	2,713,000	2,864,413
SOFR + 4.25%, 8.11%, 11/3/2033 (a) (b)	2,156,000	2,391,026
HSBC USA, Inc. 5.63%, 3/17/2025 (a)	3,107,000	3,097,990
Huntington Bancshares, Inc.:
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (a) (b)	462,000	330,917
2.55%, 2/4/2030 (a)	1,258,000	1,008,300
2.63%, 8/6/2024 (a)	554,000	530,067
4.00%, 5/15/2025	691,000	662,296
SOFR + 1.97%, 4.44%, 8/4/2028 (a) (b)	1,469,000	1,366,567
SOFR + 2.05%, 5.02%, 5/17/2033 (a) (b)	1,232,000	1,126,984
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (a) (b)	595,000	556,414
5.65%, 1/10/2030 (a)	1,051,000	1,009,422
Security Description	Principal Amount	Value
SOFR + 1.22%, 5.70%, 11/18/2025 (b)	$ 1,466,000	$ 1,423,970
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	1,600,000	1,424,912
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	523,000	431,601
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	1,152,000	1,106,196
3.95%, 3/29/2027	1,913,000	1,813,849
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	2,003,000	1,880,957
4.05%, 4/9/2029 (a)	1,188,000	1,108,891
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (b)	1,364,000	1,245,223
4.55%, 10/2/2028	1,553,000	1,493,567
JPMorgan Chase & Co.:
SOFR + 0.49%, 0.77%, 8/9/2025 (a) (b)	562,000	529,185
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,199,000	1,959,793
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	4,980,000	4,462,130
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	3,132,000	2,765,180
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	2,715,000	2,542,597
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	3,579,000	3,214,908
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (b)	1,459,000	1,155,280
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,286,000	2,618,876
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	2,720,000	2,554,950
SOFR + 1.02%, 2.07%, 6/1/2029 (a) (b)	3,397,000	2,916,766
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	4,363,000	4,085,775
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	1,732,000	1,541,463
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	1,122,000	1,069,580
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	3,367,000	2,851,546
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	3,885,000	3,179,445
3 Month SOFR + 1.25%, 2.58%, 4/22/2032 (b)	4,453,000	3,697,459
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	1,113,000	1,056,070
3 Month SOFR + 1.51%, 2.74%, 10/15/2030 (b)	5,117,000	4,410,035
2.95%, 10/1/2026	920,000	863,503
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	2,143,000	1,967,467

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month SOFR + 2.52%, 2.96%, 5/13/2031 (b)	$ 5,297,000	$ 4,532,590
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	4,037,000	3,402,989
3.13%, 1/23/2025	2,942,000	2,845,944
3.20%, 6/15/2026	1,919,000	1,827,771
3.30%, 4/1/2026	3,334,000	3,177,402
3 Month SOFR + 0.95%, 3.51%, 1/23/2029 (b)	2,958,000	2,739,285
3 Month SOFR + 1.64%, 3.54%, 5/1/2028 (b)	2,486,000	2,325,056
3.63%, 12/1/2027	1,403,000	1,316,744
3 Month SOFR + 1.42%, 3.70%, 5/6/2030 (b)	3,221,000	2,957,039
3 Month SOFR + 1.60%, 3.78%, 2/1/2028 (b)	2,664,000	2,538,952
3.88%, 9/10/2024	3,242,000	3,165,489
3.90%, 7/15/2025 (a)	3,000,000	2,925,240
3 Month SOFR + 1.51%, 3.96%, 1/29/2027 (b)	1,671,000	1,608,454
3 Month SOFR + 1.38%, 4.01%, 4/23/2029 (b)	3,170,000	2,988,613
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	3,461,000	3,364,473
4.13%, 12/15/2026 (a)	2,314,000	2,229,053
3 Month SOFR + 1.52%, 4.20%, 7/23/2029 (b)	3,023,000	2,873,573
4.25%, 10/1/2027	1,776,000	1,720,056
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	3,707,000	3,578,627
3 Month SOFR + 1.59%, 4.45%, 12/5/2029 (b)	3,200,000	3,070,112
3 Month SOFR + 3.79%, 4.49%, 3/24/2031 (b)	4,221,000	4,054,524
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	2,402,000	2,309,283
SOFR + 1.99%, 4.85%, 7/25/2028 (a) (b)	4,128,000	4,072,189
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	7,551,000	7,382,537
SOFR + 1.85%, 5.35%, 6/1/2034	12,726,000	12,848,806
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	3,515,000	3,501,573
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (b)	13,959,000	14,163,499
7.63%, 10/15/2026	1,353,000	1,445,423
7.75%, 7/15/2025	302,000	315,261
8.00%, 4/29/2027	1,402,000	1,541,050
8.75%, 9/1/2030	791,000	953,756
KeyBank NA:
Series BKNT, 3.30%, 6/1/2025	830,000	761,019
Series BKNT, 3.40%, 5/20/2026	1,349,000	1,157,509
Series BKNT, 3.90%, 4/13/2029	710,000	560,311
Security Description	Principal Amount	Value
4.15%, 8/8/2025 (a)	$ 1,400,000	$ 1,290,800
Series BKNT, 4.39%, 12/14/2027	25,000	21,955
4.70%, 1/26/2026 (a)	2,022,000	1,888,022
4.90%, 8/8/2032	1,346,000	1,062,613
5.85%, 11/15/2027	1,532,000	1,442,562
Series BKNT, 6.95%, 2/1/2028	996,000	932,953
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	1,000,000	830,650
Series MTN, 2.55%, 10/1/2029 (a)	785,000	592,604
Series MTN, 4.10%, 4/30/2028 (a)	1,021,000	884,268
Series MTN, 4.15%, 10/29/2025 (a)	805,000	746,356
SOFR + 2.06%, 4.79%, 6/1/2033 (b)	1,180,000	994,032
Lloyds Bank PLC 3.50%, 5/14/2025	469,000	444,645
Lloyds Banking Group PLC:
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,306,000	1,156,136
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	1,292,000	1,216,857
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	1,391,000	1,323,676
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,082,000	1,887,604
3.75%, 1/11/2027	982,000	920,242
1 year CMT + 1.80%, 3.75%, 3/18/2028 (b)	1,260,000	1,165,298
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	1,846,000	1,798,041
4.38%, 3/22/2028	1,234,000	1,171,325
4.45%, 5/8/2025	1,817,000	1,762,036
4.50%, 11/4/2024	1,014,000	984,249
4.55%, 8/16/2028 (a)	1,512,000	1,427,993
4.58%, 12/10/2025	1,511,000	1,443,760
4.65%, 3/24/2026	1,562,000	1,491,273
1 year CMT + 1.75%, 4.72%, 8/11/2026 (b)	1,516,000	1,474,143
1 year CMT + 2.30%, 4.98%, 8/11/2033 (a) (b)	2,153,000	2,015,811
1 year CMT + 1.70%, 5.87%, 3/6/2029 (a) (b)	8,079,000	8,020,427
1 year CMT + 3.75%, 7.95%, 11/15/2033 (b)	1,256,000	1,360,449
M&T Bank Corp.:
4.00%, 7/15/2024	906,000	879,518
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	3,399,000	3,173,782
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (b)	1,066,000	972,608

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025 (a)	$ 614,000	$ 579,684
Series BKNT, 3.40%, 8/17/2027	1,488,000	1,277,582
4.65%, 1/27/2026 (a)	516,000	492,615
4.70%, 1/27/2028	1,090,000	1,027,761
5.40%, 11/21/2025	1,552,000	1,507,908
Mitsubishi UFJ Financial Group, Inc.:
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	2,799,000	2,644,775
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	1,630,000	1,521,165
1.41%, 7/17/2025	2,218,000	2,032,797
1 year CMT + 0.75%, 1.54%, 7/20/2027 (b)	2,209,000	1,948,890
1 year CMT + 0.67%, 1.64%, 10/13/2027 (a) (b)	1,352,000	1,188,705
2.05%, 7/17/2030	1,356,000	1,098,523
2.19%, 2/25/2025	3,765,000	3,550,244
1 year CMT + 0.95%, 2.31%, 7/20/2032 (b)	1,914,000	1,521,994
1 year CMT + 0.83%, 2.34%, 1/19/2028 (b)	2,039,000	1,823,355
1 year CMT + 0.97%, 2.49%, 10/13/2032 (b)	1,834,000	1,472,812
2.56%, 2/25/2030 (a)	1,355,000	1,149,108
2.76%, 9/13/2026	1,372,000	1,259,661
2.80%, 7/18/2024	1,353,000	1,310,570
1 year CMT + 1.10%, 2.85%, 1/19/2033 (b)	1,338,000	1,103,087
3.20%, 7/18/2029 (a)	2,124,000	1,875,577
3.29%, 7/25/2027 (a)	762,000	705,963
3.68%, 2/22/2027 (a)	840,000	807,820
3.74%, 3/7/2029	1,942,000	1,799,477
3.78%, 3/2/2025 (a)	1,833,000	1,775,755
1 year CMT + 1.13%, 3.84%, 4/17/2026 (a) (b)	862,000	829,347
3.85%, 3/1/2026	2,945,000	2,823,136
3.96%, 3/2/2028 (a)	1,509,000	1,435,044
4.05%, 9/11/2028 (a)	839,000	795,280
1 year CMT + 1.30%, 4.08%, 4/19/2028 (a) (b)	1,451,000	1,376,056
1 year CMT + 1.55%, 4.32%, 4/19/2033 (b)	507,000	469,107
1 year CMT + 1.70%, 4.79%, 7/18/2025 (b)	2,995,000	2,952,201
1 year CMT + 1.95%, 5.02%, 7/20/2028 (a) (b)	1,606,000	1,573,864
1 year CMT + 1.55%, 5.06%, 9/12/2025 (b)	1,492,000	1,473,484
1 year CMT + 2.13%, 5.13%, 7/20/2033 (b)	1,596,000	1,563,075
Security Description	Principal Amount	Value
1 year CMT + 1.70%, 5.24%, 4/19/2029	$ 1,017,000	$ 1,000,860
1 year CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	1,430,000	1,419,933
1 year CMT + 1.97%, 5.41%, 4/19/2034 (a)	1,071,000	1,062,132
1 year CMT + 1.38%, 5.42%, 2/22/2029 (b)	1,332,000	1,322,183
1 year CMT + 1.63%, 5.44%, 2/22/2034 (a) (b)	1,613,000	1,607,725
1 year CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	893,000	898,037
1 year CMT + 1.53%, 5.48%, 2/22/2031 (b)	1,966,000	1,954,066
1 year CMT + 1.50%, 5.54%, 4/17/2026	543,000	540,073
1 year CMT + 1.08%, 5.72%, 2/20/2026 (b)	2,413,000	2,400,935
Mizuho Financial Group, Inc.:
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b)	1,685,000	1,479,278
1 year CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,405,000	1,238,353
SOFR + 1.53%, 1.98%, 9/8/2031 (b)	654,000	514,901
1 year CMT + 0.87%, 2.17%, 5/22/2032 (a) (b)	833,000	649,707
SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,409,000	1,125,594
3 Month SOFR + 1.09%, 2.23%, 5/25/2026 (b)	467,000	433,255
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b)	937,000	730,851
SOFR + 1.36%, 2.56%, 9/13/2025 (b)	821,000	783,743
3 Month SOFR + 1.33%, 2.59%, 5/25/2031 (b)	1,269,000	1,049,425
1 year CMT + 0.90%, 2.65%, 5/22/2026 (b)	567,000	529,941
2.84%, 9/13/2026	1,419,000	1,299,421
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	1,453,000	1,399,108
SOFR + 1.57%, 2.87%, 9/13/2030 (b)	732,000	620,165
3 Month SOFR + 1.39%, 3.15%, 7/16/2030 (b)	900,000	777,627
3.17%, 9/11/2027 (a)	1,400,000	1,278,620
1 year CMT + 1.25%, 3.26%, 5/22/2030 (a) (b)	921,000	812,092
3.66%, 2/28/2027 (a)	1,320,000	1,242,978
4.02%, 3/5/2028	1,166,000	1,096,157
3 Month SOFR + 1.53%, 4.25%, 9/11/2029 (b)	1,552,000	1,451,989
1 year CMT + 2.05%, 5.41%, 9/13/2028 (a) (b)	1,124,000	1,115,199
1 year CMT + 1.50%, 5.67%, 5/27/2029 (b)	884,000	882,179

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1 year CMT + 2.40%, 5.67%, 9/13/2033 (b)	$ 903,000	$ 909,366
1 year CMT + 1.65%, 5.74%, 5/27/2031 (b)	1,119,000	1,116,202
1 year CMT + 1.80%, 5.75%, 5/27/2034 (a)	1,192,000	1,198,735
1 year CMT + 1.90%, 5.75%, 7/6/2034	4,500,000	4,513,680
5.78%, 7/6/2029	2,130,000	2,136,646
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	1,411,000	1,314,135
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	3,277,000	2,923,641
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	2,894,000	2,705,630
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	3,415,000	3,026,031
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	4,013,000	3,592,518
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	2,996,000	2,324,417
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	3,215,000	2,508,600
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	3,536,000	3,318,854
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	2,774,000	2,204,942
SOFR + 1.00%, 2.48%, 1/21/2028 (a) (b)	2,376,000	2,145,433
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	3,697,000	2,798,259
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	3,384,000	2,730,347
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	1,831,000	1,738,150
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	6,754,000	5,749,410
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	2,516,000	2,426,204
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	2,781,000	2,311,428
Series MTN, 3.13%, 7/27/2026	3,976,000	3,725,671
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	3,232,000	2,986,368
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	4,173,000	3,762,919
Security Description	Principal Amount	Value
3.63%, 1/20/2027	$ 3,054,000	$ 2,901,117
Series GMTN, 3.70%, 10/23/2024 (a)	3,654,000	3,567,254
Series GMTN, 3 Month SOFR + 1.40%, 3.77%, 1/24/2029 (b)	3,433,000	3,206,765
Series GMTN, 3.88%, 1/27/2026	3,518,000	3,395,046
3.95%, 4/23/2027	2,076,000	1,966,823
Series GMTN, 4.00%, 7/23/2025	3,266,000	3,171,417
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	3,325,000	3,194,793
Series GMTN, 4.35%, 9/8/2026	2,814,000	2,717,902
Series GMTN, 3 Month SOFR + 1.89%, 4.43%, 1/23/2030 (a) (b)	3,916,000	3,729,403
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	2,107,000	2,067,367
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	2,328,000	2,239,210
5.00%, 11/24/2025	2,391,000	2,350,927
SOFR + 1.30%, 5.05%, 1/28/2027 (b)	1,648,000	1,634,124
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	2,768,000	2,731,573
SOFR + 1.59%, 5.16%, 4/20/2029	6,145,000	6,077,344
SOFR + 1.87%, 5.25%, 4/21/2034	21,940,000	21,653,902
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	2,387,000	2,255,070
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (b)	2,265,000	2,234,264
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	1,387,000	1,402,174
Series MTN, 6.25%, 8/9/2026	2,399,000	2,449,547
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	2,499,000	2,572,471
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	3,876,000	4,124,645
7.25%, 4/1/2032	1,560,000	1,771,037
Morgan Stanley Bank NA 4.75%, 4/21/2026	5,578,000	5,492,880
National Australia Bank Ltd.:
Series BKNT, 2.50%, 7/12/2026	1,463,000	1,352,763
3.38%, 1/14/2026	1,523,000	1,456,795
3.91%, 6/9/2027 (a)	1,418,000	1,360,216
4.94%, 1/12/2028	1,310,000	1,305,363
4.97%, 1/12/2026	1,659,000	1,649,809
5.13%, 11/22/2024	1,348,000	1,341,921

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	$ 454,000	$ 427,659
5.25%, 1/17/2025	1,245,000	1,233,496
NatWest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	1,567,000	1,379,712
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	1,550,000	1,185,006
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	1,409,000	1,268,213
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (a) (b)	1,357,000	1,273,165
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (b)	1,340,000	1,229,664
4.80%, 4/5/2026	1,699,000	1,649,865
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	2,128,000	2,023,898
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	2,097,000	2,002,803
1 year CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,501,000	1,471,986
1 year CMT + 1.95%, 5.81%, 9/13/2029	1,502,000	1,480,957
1 year CMT + 1.35%, 5.85%, 3/2/2027 (b)	4,048,000	4,004,241
1 year CMT + 2.10%, 6.02%, 3/2/2034 (a) (b)	2,309,000	2,322,461
1 year CMT + 2.85%, 7.47%, 11/10/2026 (b)	1,666,000	1,705,034
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	1,336,000	1,099,060
3.15%, 5/3/2029 (a)	914,000	831,036
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (a) (b)	1,539,000	1,369,387
3.65%, 8/3/2028	470,000	445,687
3.95%, 10/30/2025	2,032,000	1,958,909
4.00%, 5/10/2027 (a)	1,242,000	1,200,703
6.13%, 11/2/2032 (a)	1,367,000	1,416,595
PNC Bank NA:
2.50%, 8/27/2024	1,476,000	1,414,466
Series BKNT, 2.70%, 10/22/2029	1,407,000	1,179,080
Series BKNT, 2.95%, 2/23/2025 (a)	1,407,000	1,338,972
Series BKNT, 3.10%, 10/25/2027	1,010,000	925,332
Series BKNT, 3.25%, 6/1/2025	1,519,000	1,449,566
Series BKNT, 3.25%, 1/22/2028	1,540,000	1,415,383
Series BKNT, 3.30%, 10/30/2024	935,000	902,256
Security Description	Principal Amount	Value
Series BKNT, 3.88%, 4/10/2025	$ 734,000	$ 702,262
Series BKNT, 4.05%, 7/26/2028	1,354,000	1,249,471
Series BKNT, 4.20%, 11/1/2025	516,000	490,535
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,302,000	1,142,857
2.20%, 11/1/2024	1,349,000	1,285,138
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	1,119,000	908,147
2.55%, 1/22/2030 (a)	3,668,000	3,096,929
2.60%, 7/23/2026 (a)	1,004,000	927,224
3.15%, 5/19/2027 (a)	616,000	571,365
3.45%, 4/23/2029	1,728,000	1,560,332
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	3,366,000	3,093,994
SOFR + 1.09%, 4.76%, 1/26/2027 (a) (b)	932,000	911,496
SOFR + 1.93%, 5.07%, 1/24/2034 (a) (b)	1,693,000	1,623,350
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	1,333,000	1,317,750
SOFR + 1.84%, 5.58%, 6/12/2029	2,806,000	2,793,457
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	1,378,000	1,366,742
SOFR + 1.32%, 5.81%, 6/12/2026	1,862,000	1,852,224
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	1,812,000	1,858,170
Regions Financial Corp.:
1.80%, 8/12/2028	655,000	533,366
2.25%, 5/18/2025 (a)	1,084,000	1,004,543
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	1,407,000	1,332,077
Series GMTN, 0.75%, 10/7/2024	1,595,000	1,497,482
Series GMTN, 0.88%, 1/20/2026 (a)	1,497,000	1,339,351
Series GMTN, 1.15%, 7/14/2026 (a)	463,000	409,982
Series MTN, 1.15%, 6/10/2025 (a)	1,345,000	1,240,843
1.20%, 4/27/2026	1,861,000	1,659,844
Series GMTN, 1.40%, 11/2/2026 (a)	1,190,000	1,049,449
Series GMTN, 1.60%, 1/21/2025	1,270,000	1,194,257
Series FXD, 2.05%, 1/21/2027	634,000	568,920
Series GMTN, 2.25%, 11/1/2024	1,630,000	1,556,031
Series MTN, 2.30%, 11/3/2031	2,518,000	2,043,080

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series GMTN, 2.55%, 7/16/2024	$ 1,370,000	$ 1,326,913
3.38%, 4/14/2025	1,635,000	1,574,963
3.63%, 5/4/2027	1,474,000	1,394,831
3.88%, 5/4/2032 (a)	1,336,000	1,224,257
3.97%, 7/26/2024 (a)	1,896,000	1,860,734
4.24%, 8/3/2027	1,628,000	1,572,404
Series GMTN, 4.65%, 1/27/2026	1,889,000	1,839,338
4.88%, 1/12/2026	982,000	970,766
4.90%, 1/12/2028 (a)	1,649,000	1,626,359
4.95%, 4/25/2025 (a)	2,317,000	2,289,103
5.00%, 2/1/2033	1,897,000	1,859,364
5.00%, 5/2/2033 (a)	3,070,000	2,994,877
5.66%, 10/25/2024	1,168,000	1,167,755
6.00%, 11/1/2027	1,522,000	1,561,450
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	1,477,000	1,277,295
3.24%, 10/5/2026	1,398,000	1,259,151
3.45%, 6/2/2025	1,192,000	1,124,712
4.40%, 7/13/2027	1,398,000	1,315,420
4.50%, 7/17/2025 (a)	1,524,000	1,480,276
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	702,000	691,112
SOFR + 2.36%, 6.50%, 3/9/2029 (b)	1,049,000	1,038,615
SOFR + 2.70%, 6.57%, 6/12/2029	2,353,000	2,309,587
Santander U.K. Group Holdings PLC:
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,169,000	1,040,878
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	1,404,000	1,215,527
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	1,379,000	1,205,177
SOFR + 1.48%, 2.90%, 3/15/2032 (a) (b)	682,000	552,468
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a) (b)	1,961,000	1,765,508
SOFR + 2.60%, 6.53%, 1/10/2029 (a) (b)	1,357,000	1,367,069
SOFR + 2.75%, 6.83%, 11/21/2026 (a) (b)	1,717,000	1,721,636
Sumitomo Mitsui Banking Corp.:
Series GMTN, 3.40%, 7/11/2024	463,000	451,652
Series GMTN, 3.65%, 7/23/2025	443,000	423,233
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,466,000	1,308,024
1.40%, 9/17/2026	2,475,000	2,176,292
Security Description	Principal Amount	Value
1.47%, 7/8/2025	$ 3,362,000	$ 3,089,846
1.71%, 1/12/2031	1,269,000	986,927
1.90%, 9/17/2028	2,354,000	1,979,996
2.13%, 7/8/2030	2,001,000	1,627,533
2.14%, 9/23/2030 (a)	828,000	658,798
2.17%, 1/14/2027	1,170,000	1,045,898
2.22%, 9/17/2031	1,073,000	855,793
2.35%, 1/15/2025	1,533,000	1,453,499
2.45%, 9/27/2024	1,030,000	987,173
2.47%, 1/14/2029	824,000	705,352
2.63%, 7/14/2026	2,635,000	2,424,226
2.70%, 7/16/2024	6,157,000	5,957,759
2.72%, 9/27/2029	806,000	688,437
2.75%, 1/15/2030 (a)	1,415,000	1,219,277
3.01%, 10/19/2026	1,586,000	1,467,653
3.04%, 7/16/2029	3,284,000	2,871,168
3.20%, 9/17/2029 (a)	924,000	808,759
3.35%, 10/18/2027	992,000	914,842
3.36%, 7/12/2027 (a)	1,791,000	1,674,209
3.45%, 1/11/2027 (a)	1,285,000	1,205,214
3.54%, 1/17/2028	1,203,000	1,110,309
3.78%, 3/9/2026	1,792,000	1,711,647
3.94%, 7/19/2028 (a)	485,000	453,126
4.31%, 10/16/2028 (a)	471,000	445,783
5.46%, 1/13/2026	2,612,000	2,605,548
5.52%, 1/13/2028 (a)	1,985,000	1,993,019
5.71%, 1/13/2030 (a)	1,479,000	1,497,621
5.77%, 1/13/2033	2,120,000	2,180,166
Synchrony Bank:
5.40%, 8/22/2025	1,553,000	1,484,792
5.63%, 8/23/2027	1,439,000	1,351,696
Synovus Bank 5.63%, 2/15/2028	764,000	688,700
Synovus Financial Corp. 5.20%, 8/11/2025 (a)	1,016,000	969,609
Toronto-Dominion Bank:
Series MTN, 0.70%, 9/10/2024	957,000	901,839
Series MTN, 0.75%, 9/11/2025 (a)	3,443,000	3,116,363
Series MTN, 0.75%, 1/6/2026	1,347,000	1,202,777
Series MTN, 1.15%, 6/12/2025 (a)	566,000	521,473
Series MTN, 1.20%, 6/3/2026	3,456,000	3,073,144
1.25%, 12/13/2024	463,000	435,428
Series MTN, 1.25%, 9/10/2026	1,562,000	1,381,027
Series FXD, 1.45%, 1/10/2025 (a)	954,000	898,000
Series FXD, 1.95%, 1/12/2027 (a)	1,442,000	1,297,540
Series MTN, 2.00%, 9/10/2031 (a)	994,000	787,944

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series GMTN, 2.45%, 1/12/2032	$ 914,000	$ 748,264
2.80%, 3/10/2027	1,289,000	1,180,724
3.20%, 3/10/2032	1,633,000	1,411,859
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	2,789,000	2,568,920
3.77%, 6/6/2025	3,968,000	3,849,396
4.11%, 6/8/2027 (a)	3,017,000	2,887,299
4.29%, 9/13/2024	2,067,000	2,030,724
4.46%, 6/8/2032	268,000	254,600
4.69%, 9/15/2027	2,062,000	2,018,801
5.10%, 1/9/2026 (a)	1,631,000	1,625,145
5.16%, 1/10/2028 (a)	1,404,000	1,394,172
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	1,346,000	1,242,843
Series BKNT, 2.15%, 12/6/2024	1,578,000	1,488,859
Series BKNT, 2.25%, 3/11/2030	939,000	746,683
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	1,199,000	1,106,054
Series BKNT, 3.30%, 5/15/2026	804,000	737,019
Series BKNT, 3.63%, 9/16/2025	1,712,000	1,598,820
Series BKNT, 3.80%, 10/30/2026	830,000	757,740
Series BKNT, 4.05%, 11/3/2025 (a)	1,168,000	1,118,500
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,333,000	1,124,319
Series MTN, 1.20%, 8/5/2025 (a)	1,245,000	1,128,580
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	1,340,000	1,182,711
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	3,094,000	2,573,404
Series MTN, 1.95%, 6/5/2030 (a)	551,000	438,117
Series MTN, 2.50%, 8/1/2024 (a)	1,514,000	1,460,147
Series MTN, 2.85%, 10/26/2024	1,152,000	1,105,494
Series MTN, 3.70%, 6/5/2025	1,110,000	1,064,346
Series MTN, 3.88%, 3/19/2029 (a)	831,000	744,160
4.00%, 5/1/2025	843,000	815,661
SOFR + 1.37%, 4.12%, 6/6/2028 (b)	1,363,000	1,286,754
SOFR + 1.46%, 4.26%, 7/28/2026 (b)	1,760,000	1,690,867
Security Description	Principal Amount	Value
SOFR + 1.44%, 4.87%, 1/26/2029 (a) (b)	$ 1,673,000	$ 1,607,485
SOFR + 2.24%, 4.92%, 7/28/2033 (b)	1,821,000	1,663,065
SOFR + 1.85%, 5.12%, 1/26/2034 (a) (b)	1,299,000	1,230,400
SOFR + 2.36%, 5.87%, 6/8/2034	2,074,000	2,075,825
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b)	1,983,000	1,964,558
SOFR + 2.05%, 6.05%, 6/8/2027	1,610,000	1,610,853
SOFR + 2.30%, 6.12%, 10/28/2033 (b)	1,237,000	1,259,761
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	807,000	617,678
1.45%, 5/12/2025 (a)	1,548,000	1,446,173
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	1,234,000	1,095,989
Series V, 2.38%, 7/22/2026 (a)	3,440,000	3,145,536
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (a) (b)	1,554,000	1,137,808
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (a) (b)	986,000	790,545
Series DMTN, 3.00%, 7/30/2029	1,413,000	1,197,517
Series W, 3.10%, 4/27/2026 (a)	633,000	590,849
Series X, 3.15%, 4/27/2027	1,303,000	1,206,865
Series W, 3.60%, 9/11/2024 (a)	1,453,000	1,411,125
Series MTN, 3.90%, 4/26/2028	737,000	695,079
Series MTN, 3.95%, 11/17/2025 (a)	1,583,000	1,522,783
SOFR + 1.66%, 4.55%, 7/22/2028 (b)	2,064,000	1,976,115
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	2,444,000	2,336,000
SOFR + 1.60%, 4.84%, 2/1/2034 (a) (b)	2,477,000	2,319,488
SOFR + 2.11%, 4.97%, 7/22/2033 (a) (b)	1,584,000	1,436,244
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	1,432,000	1,436,912
SOFR + 2.02%, 5.78%, 6/12/2029 (a)	4,220,000	4,218,312
SOFR + 2.26%, 5.84%, 6/12/2034 (a)	3,754,000	3,777,575
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	1,827,000	1,835,221

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025	$ 1,404,000	$ 1,324,112
Series BKNT, 2.80%, 1/27/2025 (a)	1,291,000	1,232,195
UBS Group AG:
3.75%, 3/26/2025 (a)	3,205,000	3,068,499
4.55%, 4/17/2026	2,388,000	2,294,725
Valley National Bancorp 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (a) (b)	456,000	361,535
Wachovia Corp. 7.57%, 8/1/2026 (c)	795,000	829,988
Webster Financial Corp. 4.10%, 3/25/2029	716,000	618,381
Wells Fargo & Co.:
Series MTN, 3 Month SOFR + 1.01%, 2.16%, 2/11/2026 (b)	4,747,000	4,471,959
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	4,418,000	4,140,815
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	4,280,000	3,816,904
Series MTN, 3 Month SOFR + 1.09%, 2.41%, 10/30/2025 (b)	3,275,000	3,120,387
Series MTN, 3 Month SOFR + 1.26%, 2.57%, 2/11/2031 (b)	3,728,000	3,159,294
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (b)	12,705,000	10,981,440
3.00%, 4/22/2026	4,801,000	4,518,941
3.00%, 10/23/2026	4,126,000	3,833,920
Series MTN, 3.00%, 2/19/2025	2,961,000	2,843,922
Series MTN, 3 Month SOFR + 1.43%, 3.20%, 6/17/2027 (b)	3,674,000	3,451,503
Series MTN, 3.30%, 9/9/2024 (a)	7,715,000	7,515,722
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	5,938,000	5,082,156
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	4,574,000	4,276,278
Series MTN, 3.55%, 9/29/2025	3,015,000	2,892,470
Series MTN, 3 Month SOFR + 1.57%, 3.58%, 5/22/2028 (b)	3,546,000	3,304,198
SOFR + 1.32%, 3.91%, 4/25/2026 (b)	4,310,000	4,166,348
Series MTN, 4.10%, 6/3/2026	4,894,000	4,697,163
Series MTN, 4.15%, 1/24/2029 (a)	2,954,000	2,799,299
Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$ 2,459,000	$ 2,360,419
Series MTN, 3 Month SOFR + 4.03%, 4.48%, 4/4/2031 (b)	3,463,000	3,294,248
SOFR + 1.56%, 4.54%, 8/15/2026 (b)	2,409,000	2,355,038
SOFR + 1.98%, 4.81%, 7/25/2028 (b)	3,829,000	3,743,920
SOFR + 2.10%, 4.90%, 7/25/2033 (b)	5,148,000	4,934,770
SOFR + 2.02%, 5.39%, 4/24/2034	7,520,000	7,473,978
Series B, 7.95%, 11/15/2029	1,493,000	1,641,539
Westpac Banking Corp.:
1.02%, 11/18/2024	1,055,000	993,209
1.15%, 6/3/2026 (a)	1,742,000	1,551,477
1.95%, 11/20/2028	1,936,000	1,660,643
2.15%, 6/3/2031 (a)	1,524,000	1,277,371
2.35%, 2/19/2025	1,277,000	1,216,240
2.65%, 1/16/2030	981,000	866,125
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,787,000	1,369,289
2.70%, 8/19/2026 (a)	1,355,000	1,258,551
2.85%, 5/13/2026	1,773,000	1,669,386
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	3,634,000	3,396,954
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	1,467,000	1,122,739
3.35%, 3/8/2027	1,721,000	1,623,591
3.40%, 1/25/2028 (a)	1,445,000	1,356,783
3.74%, 8/26/2025	788,000	760,530
4.04%, 8/26/2027 (a)	1,475,000	1,429,762
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (b)	1,270,000	1,108,024
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	1,641,000	1,520,895
5.35%, 10/18/2024	626,000	625,130
1 year CMT + 2.68%, 5.41%, 8/10/2033 (a) (b)	2,151,000	2,036,244
5.46%, 11/18/2027	1,676,000	1,701,911
Wintrust Financial Corp. 4.85%, 6/6/2029	643,000	575,382
Zions Bancorp NA 3.25%, 10/29/2029 (a)	1,469,000	1,078,349
		1,663,897,724
BEVERAGES — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	3,650,000	3,535,536
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	3,030,000	2,820,324

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.00%, 4/13/2028	$ 2,794,000	$ 2,703,363
4.75%, 1/23/2029	6,204,000	6,180,735
4.90%, 1/23/2031 (a)	1,475,000	1,500,768
Brown-Forman Corp. 3.50%, 4/15/2025	406,000	393,434
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	1,479,000	1,271,570
1.38%, 3/15/2031	985,000	789,182
1.45%, 6/1/2027 (a)	1,707,000	1,526,775
1.50%, 3/5/2028	1,068,000	939,317
1.65%, 6/1/2030	1,921,000	1,601,326
1.75%, 9/6/2024	463,000	447,295
2.00%, 3/5/2031	2,457,000	2,069,556
2.13%, 9/6/2029 (a)	1,393,000	1,222,915
2.25%, 1/5/2032 (a)	1,012,000	861,738
2.90%, 5/25/2027	1,444,000	1,366,399
3.38%, 3/25/2027	1,170,000	1,128,617
3.45%, 3/25/2030 (a)	2,398,000	2,264,048
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	924,000	892,048
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	280,000	219,145
2.75%, 1/22/2030	1,318,000	1,163,728
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,200,000	981,720
2.88%, 5/1/2030	1,364,000	1,184,157
3.15%, 8/1/2029	1,530,000	1,381,376
3.50%, 5/9/2027	300,000	284,421
3.60%, 2/15/2028	775,000	727,950
3.70%, 12/6/2026	1,508,000	1,436,868
4.35%, 5/9/2027	492,000	480,645
4.40%, 11/15/2025	1,389,000	1,360,692
4.65%, 11/15/2028	618,000	607,000
4.75%, 11/15/2024	566,000	558,563
4.75%, 12/1/2025	1,512,000	1,486,734
4.90%, 5/1/2033 (a)	1,441,000	1,414,903
5.00%, 2/2/2026	1,220,000	1,215,742
Diageo Capital PLC:
1.38%, 9/29/2025	1,543,000	1,420,115
2.00%, 4/29/2030	1,394,000	1,175,560
2.13%, 10/24/2024	803,000	768,013
2.13%, 4/29/2032	110,000	89,441
2.38%, 10/24/2029 (a)	497,000	431,406
3.88%, 5/18/2028	1,349,000	1,291,222
5.20%, 10/24/2025	1,470,000	1,472,440
5.30%, 10/24/2027	1,396,000	1,420,221
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	688,000	566,444
2.55%, 9/15/2026	467,000	429,944
3.20%, 5/1/2030	1,462,000	1,311,429
3.40%, 11/15/2025	598,000	572,776
3.43%, 6/15/2027	749,000	707,011
4.05%, 4/15/2032 (a)	1,157,000	1,075,258
4.42%, 5/25/2025	451,000	442,666
Security Description	Principal Amount	Value
4.60%, 5/25/2028 (a)	$ 2,384,000	$ 2,336,225
Molson Coors Beverage Co. 3.00%, 7/15/2026	2,270,000	2,121,202
PepsiCo, Inc.:
1.40%, 2/25/2031	610,000	491,239
1.63%, 5/1/2030 (a)	1,793,000	1,492,726
1.95%, 10/21/2031	664,000	549,035
2.25%, 3/19/2025	1,235,000	1,178,289
2.38%, 10/6/2026	626,000	587,382
2.63%, 3/19/2027	916,000	855,306
2.75%, 4/30/2025	464,000	443,992
2.75%, 3/19/2030	1,982,000	1,783,959
2.85%, 2/24/2026	466,000	444,830
3.00%, 10/15/2027	1,707,000	1,606,543
3.50%, 7/17/2025 (a)	471,000	458,250
3.60%, 2/18/2028 (a)	1,472,000	1,418,728
3.90%, 7/18/2032	1,440,000	1,385,136
4.45%, 5/15/2028 (a)	1,655,000	1,654,189
4.45%, 2/15/2033 (a)	2,127,000	2,144,484
4.55%, 2/13/2026	774,000	771,283
7.00%, 3/1/2029	3,482,000	3,895,696
		86,811,030
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	882,000	754,524
1.90%, 2/21/2025	892,000	841,085
2.00%, 1/15/2032 (a)	1,558,000	1,238,345
2.20%, 2/21/2027 (a)	1,418,000	1,288,324
2.30%, 2/25/2031	1,961,000	1,629,532
2.45%, 2/21/2030	1,179,000	1,009,071
2.60%, 8/19/2026	1,468,000	1,359,383
3.00%, 2/22/2029 (a)	985,000	889,642
3.13%, 5/1/2025	2,075,000	1,988,431
3.20%, 11/2/2027	1,418,000	1,325,376
3.35%, 2/22/2032	1,599,000	1,408,959
4.05%, 8/18/2029 (a)	1,949,000	1,845,333
4.20%, 3/1/2033	800,000	746,552
5.15%, 3/2/2028	4,520,000	4,513,853
5.25%, 3/2/2025	3,018,000	3,003,121
5.25%, 3/2/2030	3,524,500	3,533,981
5.25%, 3/2/2033	6,988,000	6,995,058
5.51%, 3/2/2026	1,366,000	1,362,681
Baxalta, Inc. 4.00%, 6/23/2025	1,437,000	1,394,307
Biogen, Inc.:
2.25%, 5/1/2030 (a)	2,376,000	1,985,290
4.05%, 9/15/2025	2,073,000	2,007,203
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,342,000	1,249,080
3.70%, 3/15/2032	469,000	413,039
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,507,000	1,301,279
1.65%, 10/1/2030 (a)	1,590,000	1,298,346
2.95%, 3/1/2027	1,413,000	1,326,765
3.50%, 2/1/2025	2,421,000	2,347,474

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.65%, 3/1/2026	$ 2,943,000	$ 2,832,961
Illumina, Inc.:
2.55%, 3/23/2031 (a)	523,000	433,049
5.75%, 12/13/2027	1,080,000	1,085,746
5.80%, 12/12/2025	1,464,000	1,467,587
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,223,000	974,780
Royalty Pharma PLC:
1.20%, 9/2/2025	963,900	870,469
1.75%, 9/2/2027 (a)	823,000	708,537
2.15%, 9/2/2031 (a)	1,496,000	1,172,909
2.20%, 9/2/2030	1,947,000	1,566,225
		60,168,297
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (a)	832,000	768,019
1.85%, 5/15/2027	1,017,000	914,975
2.05%, 5/15/2030 (a)	943,000	801,390
3.35%, 7/31/2024	468,000	456,085
4.80%, 3/3/2033	609,000	614,049
Albemarle Corp.:
4.65%, 6/1/2027	1,287,000	1,254,194
5.05%, 6/1/2032	441,000	427,161
Cabot Corp. 5.00%, 6/30/2032	2,587,000	2,477,001
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,095,000	948,675
5.90%, 7/5/2024	2,352,000	2,346,990
6.05%, 3/15/2025	2,515,000	2,505,267
6.17%, 7/15/2027	2,228,000	2,223,343
6.33%, 7/15/2029 (a)	1,264,000	1,257,895
6.38%, 7/15/2032 (a)	1,924,000	1,935,967
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	1,329,000	1,098,113
4.80%, 11/30/2028 (a)	458,000	453,937
6.30%, 3/15/2033	1,075,000	1,155,206
7.38%, 11/1/2029	703,000	782,608
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	4,773,000	4,675,726
4.73%, 11/15/2028 (a)	2,633,000	2,591,688
Eastman Chemical Co.:
3.80%, 3/15/2025	1,359,000	1,323,150
4.50%, 12/1/2028	1,382,000	1,318,898
5.75%, 3/8/2033	861,000	860,957
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	383,000	301,494
1.65%, 2/1/2027	43,000	38,667
2.13%, 2/1/2032 (a)	1,042,000	856,566
2.70%, 11/1/2026	470,000	442,101
3.25%, 12/1/2027 (a)	1,402,000	1,319,226
4.80%, 3/24/2030	1,448,000	1,452,952
5.25%, 1/15/2028	799,000	812,112
Security Description	Principal Amount	Value
EIDP, Inc.:
1.70%, 7/15/2025 (a)	$ 998,000	$ 928,060
2.30%, 7/15/2030	1,348,000	1,127,400
4.50%, 5/15/2026	1,169,000	1,147,560
4.80%, 5/15/2033	2,474,000	2,421,774
FMC Corp.:
3.20%, 10/1/2026	281,000	260,993
3.45%, 10/1/2029	2,270,000	1,988,565
5.15%, 5/18/2026	968,000	953,490
5.65%, 5/18/2033	1,711,000	1,672,691
Huntsman International LLC:
2.95%, 6/15/2031	1,339,000	1,070,477
4.50%, 5/1/2029	1,340,000	1,226,891
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	1,001,000	939,739
Linde, Inc.:
1.10%, 8/10/2030 (a)	1,410,000	1,122,360
2.65%, 2/5/2025	465,000	445,833
3.20%, 1/30/2026	455,000	439,430
4.70%, 12/5/2025 (a)	1,515,000	1,503,668
4.80%, 12/5/2024	1,324,000	1,316,758
LYB International Finance II BV 3.50%, 3/2/2027	1,130,000	1,069,364
LYB International Finance III LLC:
1.25%, 10/1/2025	1,003,000	907,434
2.25%, 10/1/2030 (a)	1,465,000	1,202,677
5.63%, 5/15/2033 (a)	1,393,000	1,393,334
Mosaic Co. 4.05%, 11/15/2027 (a)	839,000	799,374
NewMarket Corp. 2.70%, 3/18/2031	1,807,000	1,478,596
Nutrien Ltd.:
2.95%, 5/13/2030	1,245,000	1,083,772
3.00%, 4/1/2025	1,407,000	1,338,057
4.20%, 4/1/2029 (a)	437,000	413,616
4.90%, 3/27/2028 (a)	1,905,000	1,872,653
5.90%, 11/7/2024	23,000	23,013
5.95%, 11/7/2025	1,294,000	1,302,087
PPG Industries, Inc.:
2.40%, 8/15/2024	720,000	691,999
2.55%, 6/15/2030	501,000	428,240
3.75%, 3/15/2028	598,000	568,638
Rohm & Haas Co. 7.85%, 7/15/2029	486,000	540,272
RPM International, Inc.:
2.95%, 1/15/2032	353,000	281,659
3.75%, 3/15/2027	465,000	436,500
4.55%, 3/1/2029	514,000	482,235
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	1,248,000	1,007,747
2.30%, 5/15/2030	2,175,000	1,827,957
2.95%, 8/15/2029 (a)	1,249,000	1,104,591
3.45%, 8/1/2025	521,000	500,316

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.45%, 6/1/2027	$ 1,949,000	$ 1,838,316
4.05%, 8/8/2024	1,514,000	1,489,549
4.25%, 8/8/2025	1,363,000	1,334,472
Westlake Corp.:
0.88%, 8/15/2024	1,105,000	1,043,606
3.38%, 6/15/2030	1,216,000	1,057,190
3.60%, 8/15/2026	456,000	429,192
		84,926,557
COAL — 0.0% (d)
Teck Resources Ltd. 3.90%, 7/15/2030 (a)	1,615,000	1,469,456
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,431,000	1,160,155
1.70%, 5/15/2028 (a)	1,538,000	1,350,902
3.38%, 9/15/2025	983,000	949,853
Block Financial LLC:
2.50%, 7/15/2028	1,279,000	1,089,427
3.88%, 8/15/2030	1,101,000	971,423
5.25%, 10/1/2025	449,000	441,663
Cintas Corp. No. 2:
3.45%, 5/1/2025	890,000	861,983
3.70%, 4/1/2027	923,000	889,412
4.00%, 5/1/2032	923,000	876,490
Emory University Series 2020, 2.14%, 9/1/2030	1,079,000	905,410
Equifax, Inc.:
2.35%, 9/15/2031 (a)	1,428,000	1,140,701
2.60%, 12/1/2024	1,095,000	1,043,677
2.60%, 12/15/2025	1,434,000	1,334,509
3.10%, 5/15/2030	866,000	748,692
5.10%, 12/15/2027	1,041,500	1,030,793
5.10%, 6/1/2028	1,938,000	1,912,166
Global Payments, Inc.:
1.20%, 3/1/2026	1,264,000	1,123,418
1.50%, 11/15/2024	769,000	722,791
2.15%, 1/15/2027	1,417,000	1,259,713
2.65%, 2/15/2025	1,450,000	1,375,876
2.90%, 5/15/2030	1,306,000	1,106,848
2.90%, 11/15/2031	121,000	98,600
3.20%, 8/15/2029	3,528,000	3,066,820
4.45%, 6/1/2028	1,126,000	1,056,830
4.80%, 4/1/2026	1,237,000	1,209,440
4.95%, 8/15/2027	939,000	914,896
5.30%, 8/15/2029	1,266,000	1,235,198
5.40%, 8/15/2032	960,000	935,501
GXO Logistics, Inc.:
1.65%, 7/15/2026	2,539,000	2,212,942
2.65%, 7/15/2031	522,000	407,155
Johns Hopkins University Series A, 4.71%, 7/1/2032	450,000	449,374
Security Description	Principal Amount	Value
Leland Stanford Junior University 1.29%, 6/1/2027	$ 837,000	$ 735,857
Moody's Corp.:
2.00%, 8/19/2031	1,295,000	1,042,838
3.25%, 1/15/2028 (a)	691,000	644,385
3.75%, 3/24/2025 (a)	487,000	473,680
4.25%, 2/1/2029	1,378,000	1,327,813
4.25%, 8/8/2032	587,000	557,650
PayPal Holdings, Inc.:
1.65%, 6/1/2025	1,418,000	1,327,220
2.30%, 6/1/2030 (a)	1,685,000	1,428,223
2.40%, 10/1/2024	930,000	894,353
2.65%, 10/1/2026	1,317,000	1,224,678
2.85%, 10/1/2029	1,414,000	1,255,448
3.90%, 6/1/2027 (a)	1,601,000	1,549,608
4.40%, 6/1/2032 (a)	2,585,000	2,489,562
Quanta Services, Inc.:
0.95%, 10/1/2024	807,000	758,459
2.90%, 10/1/2030	1,587,000	1,349,743
RELX Capital, Inc.:
3.00%, 5/22/2030	1,405,000	1,254,272
4.00%, 3/18/2029	465,000	444,717
4.75%, 5/20/2032	533,000	523,161
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,392,000	1,097,467
2.45%, 3/1/2027	2,360,000	2,178,539
2.50%, 12/1/2029	1,141,000	994,975
2.70%, 3/1/2029	2,872,000	2,592,468
2.90%, 3/1/2032 (a)	2,339,000	2,029,153
2.95%, 1/22/2027	702,000	659,417
4.25%, 5/1/2029 (a)	4,339,000	4,232,738
4.75%, 8/1/2028	680,000	676,729
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,456,000	1,143,630
Verisk Analytics, Inc.:
4.00%, 6/15/2025 (a)	1,365,000	1,325,196
4.13%, 3/15/2029	873,000	833,366
5.75%, 4/1/2033 (a)	826,000	863,608
Yale University:
Series 2020, 0.87%, 4/15/2025	300,000	277,938
Series 2020, 1.48%, 4/15/2030	1,297,000	1,072,762
		73,142,311
COMPUTERS — 2.2%
Amdocs Ltd. 2.54%, 6/15/2030	985,000	823,746
Apple, Inc.:
0.55%, 8/20/2025	1,279,000	1,167,983
0.70%, 2/8/2026	2,435,000	2,195,518
1.13%, 5/11/2025	2,415,000	2,250,176
1.20%, 2/8/2028 (a)	2,808,000	2,430,886

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.25%, 8/20/2030	$ 1,796,000	$ 1,458,855
1.40%, 8/5/2028 (a)	2,083,000	1,798,233
1.65%, 5/11/2030 (a)	1,898,000	1,598,496
1.65%, 2/8/2031	4,365,000	3,618,498
1.70%, 8/5/2031 (a)	1,577,000	1,299,006
1.80%, 9/11/2024 (a)	579,000	557,206
2.05%, 9/11/2026	2,741,000	2,525,146
2.20%, 9/11/2029	1,893,000	1,661,581
2.45%, 8/4/2026 (a)	1,910,000	1,789,460
2.50%, 2/9/2025	561,000	538,605
2.75%, 1/13/2025 (a)	1,534,000	1,479,635
2.90%, 9/12/2027	2,092,000	1,964,221
3.00%, 6/20/2027	1,333,000	1,263,178
3.00%, 11/13/2027	1,734,000	1,634,226
3.20%, 5/13/2025	2,593,000	2,509,505
3.20%, 5/11/2027	2,068,000	1,974,196
3.25%, 2/23/2026 (a)	3,661,000	3,526,495
3.25%, 8/8/2029 (a)	1,569,000	1,468,647
3.35%, 2/9/2027	1,898,000	1,821,036
3.35%, 8/8/2032 (a)	1,846,000	1,720,195
CGI, Inc.:
1.45%, 9/14/2026	2,633,000	2,326,282
2.30%, 9/14/2031	694,000	541,230
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	1,528,000	1,502,406
4.90%, 10/1/2026 (a)	2,499,000	2,481,682
5.25%, 2/1/2028	1,357,000	1,354,286
5.30%, 10/1/2029	1,994,000	1,978,267
5.75%, 2/1/2033 (a)	1,342,000	1,355,501
5.85%, 7/15/2025	1,583,001	1,588,684
6.02%, 6/15/2026	5,364,000	5,440,973
6.10%, 7/15/2027 (a)	1,324,000	1,364,064
6.20%, 7/15/2030	1,314,000	1,366,297
Dell, Inc. 7.10%, 4/15/2028	519,000	558,262
DXC Technology Co.:
1.80%, 9/15/2026	1,273,000	1,106,313
2.38%, 9/15/2028 (a)	1,583,000	1,320,744
Fortinet, Inc.:
1.00%, 3/15/2026	465,000	414,761
2.20%, 3/15/2031	1,049,000	850,634
Genpact Luxembourg Sarl 3.38%, 12/1/2024	939,000	903,318
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,408,000	1,264,947
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	979,000	892,075
4.90%, 10/15/2025	2,870,000	2,830,968
5.90%, 10/1/2024	4,688,000	4,682,421
6.10%, 4/1/2026	2,024,000	2,028,615
HP, Inc.:
1.45%, 6/17/2026	1,095,000	982,839
2.20%, 6/17/2025	1,589,000	1,494,359
Security Description	Principal Amount	Value
2.65%, 6/17/2031 (a)	$ 1,233,000	$ 993,675
3.00%, 6/17/2027	903,000	832,882
3.40%, 6/17/2030 (a)	1,518,000	1,332,819
4.00%, 4/15/2029 (a)	1,715,000	1,600,404
4.20%, 4/15/2032 (a)	1,500,000	1,345,200
4.75%, 1/15/2028	1,103,000	1,076,175
5.50%, 1/15/2033	1,231,000	1,209,125
International Business Machines Corp.:
1.70%, 5/15/2027	1,430,000	1,267,952
1.95%, 5/15/2030 (a)	1,220,000	1,011,160
2.20%, 2/9/2027	979,000	890,890
3.30%, 5/15/2026	3,399,000	3,239,689
3.30%, 1/27/2027	795,000	751,680
3.45%, 2/19/2026	1,280,000	1,226,432
3.50%, 5/15/2029	3,934,000	3,633,600
4.00%, 7/27/2025	1,559,000	1,523,798
4.15%, 7/27/2027	1,084,000	1,053,095
4.40%, 7/27/2032	1,463,000	1,403,266
4.50%, 2/6/2026	1,316,000	1,297,721
4.50%, 2/6/2028	1,387,000	1,359,981
4.75%, 2/6/2033 (a)	2,152,000	2,111,370
6.22%, 8/1/2027	1,093,000	1,144,360
6.50%, 1/15/2028	904,000	959,144
7.00%, 10/30/2025	1,043,000	1,085,638
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,474,000	1,280,228
2.70%, 10/15/2028	1,367,000	1,112,506
3.15%, 10/15/2031 (a)	1,584,000	1,187,762
Leidos, Inc.:
2.30%, 2/15/2031	1,479,000	1,165,925
3.63%, 5/15/2025	1,321,000	1,266,720
4.38%, 5/15/2030	1,456,000	1,341,355
5.75%, 3/15/2033	1,182,000	1,176,208
NetApp, Inc.:
1.88%, 6/22/2025	1,707,000	1,586,571
2.70%, 6/22/2030	2,981,000	2,509,108
3.30%, 9/29/2024	1,501,000	1,452,818
Teledyne FLIR LLC 2.50%, 8/1/2030	571,000	473,136
Western Digital Corp.:
2.85%, 2/1/2029	1,415,000	1,131,618
3.10%, 2/1/2032 (a)	1,386,000	1,025,987
4.75%, 2/15/2026	2,523,000	2,404,217
		137,168,872
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	1,173,000	1,110,303
2.49%, 2/15/2027	85,000	77,532
2.70%, 2/15/2031 (a)	1,537,000	1,300,133
2.72%, 2/15/2030 (a)	4,866,000	4,193,616
Eagle Materials, Inc. 2.50%, 7/1/2031	950,000	775,894

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	$ 1,386,000	$ 1,211,128
4.00%, 6/15/2025	1,425,000	1,379,015
4.00%, 3/25/2032	1,328,000	1,182,225
5.88%, 6/1/2033	1,177,000	1,179,566
Johnson Controls International PLC:
3.63%, 7/2/2024 (c)	1,030,000	1,009,112
3.90%, 2/14/2026	1,283,000	1,232,976
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.90%, 12/1/2032	470,000	465,935
Lennox International, Inc. 1.35%, 8/1/2025	1,287,000	1,174,014
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	453,000	369,992
Series CB, 2.50%, 3/15/2030	1,081,000	914,234
3.45%, 6/1/2027 (a)	449,000	422,666
3.50%, 12/15/2027 (a)	552,000	515,353
4.25%, 7/2/2024	607,000	599,406
Masco Corp.:
1.50%, 2/15/2028 (a)	242,000	206,109
2.00%, 10/1/2030	1,598,000	1,260,838
2.00%, 2/15/2031	1,405,000	1,109,332
3.50%, 11/15/2027	490,000	458,532
Mohawk Industries, Inc. 3.63%, 5/15/2030 (a)	1,564,000	1,413,230
Owens Corning:
3.88%, 6/1/2030	1,416,000	1,295,640
3.95%, 8/15/2029	1,495,000	1,389,812
4.20%, 12/1/2024	628,000	615,032
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	2,800,000	2,833,208
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029 (a)	526,000	495,524
Vulcan Materials Co.:
3.50%, 6/1/2030	1,500,000	1,355,655
3.90%, 4/1/2027	1,315,000	1,264,070
4.50%, 4/1/2025	949,000	930,770
5.80%, 3/1/2026	896,000	895,704
		34,636,556
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028 (e)	5,576,000	5,554,867
WW Grainger, Inc. 1.85%, 2/15/2025	1,391,000	1,320,546
		6,875,413
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	$ 3,176,000	$ 2,983,503
1.75%, 1/30/2026	1,364,000	1,224,995
Series 3NC1, 1.75%, 10/29/2024	1,164,000	1,093,497
2.45%, 10/29/2026	4,645,000	4,152,398
2.88%, 8/14/2024	1,181,000	1,134,776
3.00%, 10/29/2028	1,744,000	1,512,606
3.30%, 1/30/2032	7,610,000	6,221,023
3.50%, 1/15/2025	1,703,000	1,638,303
3.65%, 7/21/2027	282,000	258,899
3.88%, 1/23/2028	1,266,000	1,164,935
4.45%, 10/1/2025	984,000	947,051
4.45%, 4/3/2026	1,526,000	1,458,917
4.63%, 10/15/2027	1,004,000	955,115
5.75%, 6/6/2028 (a)	1,273,000	1,263,045
6.50%, 7/15/2025 (a)	2,617,000	2,632,205
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	1,185,000	999,583
Air Lease Corp.:
0.80%, 8/18/2024	473,000	445,779
1.88%, 8/15/2026 (a)	1,337,000	1,188,192
2.10%, 9/1/2028	448,000	373,032
2.20%, 1/15/2027	1,069,000	946,535
Series MTN, 2.30%, 2/1/2025	910,000	856,883
2.88%, 1/15/2032	1,159,000	932,079
Series MTN, 2.88%, 1/15/2026	1,713,000	1,586,118
Series MTN, 3.00%, 2/1/2030	55,000	46,027
3.13%, 12/1/2030	1,114,000	928,853
3.25%, 3/1/2025	834,000	796,036
3.25%, 10/1/2029	602,000	521,964
3.38%, 7/1/2025	716,000	677,100
3.63%, 4/1/2027 (a)	860,000	795,165
3.63%, 12/1/2027 (a)	922,000	842,404
Series GMTN, 3.75%, 6/1/2026	1,015,000	960,068
4.25%, 9/15/2024	926,000	904,424
4.63%, 10/1/2028	924,000	869,151
5.30%, 2/1/2028 (a)	1,924,000	1,890,734
5.85%, 12/15/2027 (a)	545,000	544,019
Aircastle Ltd. 4.25%, 6/15/2026	1,100,000	1,036,431
Ally Financial, Inc.:
2.20%, 11/2/2028	3,017,000	2,414,716
4.63%, 3/30/2025	1,069,000	1,029,223
4.75%, 6/9/2027 (a)	1,350,000	1,254,339
5.13%, 9/30/2024	840,000	824,065
6.70%, 2/14/2033	469,000	414,709

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 3.26%, 6.99%, 6/13/2029	$ 926,000	$ 915,045
7.10%, 11/15/2027 (a)	1,354,000	1,366,064
8.00%, 11/1/2031	3,541,000	3,671,776
American Express Co.:
1.65%, 11/4/2026	1,110,000	987,711
2.25%, 3/4/2025	2,102,000	1,992,885
2.50%, 7/30/2024	1,756,000	1,697,841
2.55%, 3/4/2027	1,587,000	1,446,122
3.00%, 10/30/2024	1,386,000	1,340,678
3.13%, 5/20/2026	1,793,000	1,698,025
3.30%, 5/3/2027	1,865,000	1,741,817
3.63%, 12/5/2024	2,180,000	2,118,023
3.95%, 8/1/2025	2,582,000	2,505,702
4.05%, 5/3/2029	1,332,000	1,268,104
4.20%, 11/6/2025	1,078,000	1,050,403
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	1,172,000	1,105,032
4.90%, 2/13/2026	1,363,000	1,349,765
SOFR + 1.00%, 4.99%, 5/1/2026	2,745,000	2,713,927
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	1,316,000	1,259,978
5.04%, 5/1/2034	3,908,000	3,822,532
5.85%, 11/5/2027	1,660,000	1,700,637
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	725,000	680,500
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	470,000	438,430
3.00%, 4/2/2025	634,000	604,063
3.70%, 10/15/2024	641,000	625,110
4.50%, 5/13/2032 (a)	477,000	456,832
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	992,000	855,917
BGC Partners, Inc.:
3.75%, 10/1/2024	501,000	473,285
8.00%, 5/25/2028 (e)	1,014,000	979,707
BlackRock, Inc.:
1.90%, 1/28/2031	1,355,000	1,111,642
2.10%, 2/25/2032	1,374,000	1,108,708
2.40%, 4/30/2030	1,042,000	902,903
3.20%, 3/15/2027 (a)	910,000	862,735
3.25%, 4/30/2029	1,317,000	1,224,099
4.75%, 5/25/2033	5,940,000	5,842,168
Brookfield Capital Finance LLC 6.09%, 6/14/2033	2,152,000	2,185,141
Brookfield Corp. 4.00%, 1/15/2025	869,000	843,573
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	873,000	678,522
Security Description	Principal Amount	Value
Brookfield Finance, Inc.:
2.72%, 4/15/2031	$ 885,000	$ 723,886
3.90%, 1/25/2028 (a)	1,496,000	1,386,642
4.25%, 6/2/2026	1,558,000	1,499,715
4.35%, 4/15/2030	1,431,000	1,325,249
4.85%, 3/29/2029 (a)	1,238,000	1,189,842
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	1,228,000	1,056,031
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	2,214,000	1,565,542
SOFR + 1.27%, 2.62%, 11/2/2032 (b)	312,000	240,037
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	1,222,000	1,140,676
3.20%, 2/5/2025	1,329,000	1,268,743
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	1,359,000	1,157,066
3.30%, 10/30/2024	1,522,000	1,462,368
3.65%, 5/11/2027	1,321,000	1,227,275
3.75%, 7/28/2026	1,721,000	1,602,888
3.75%, 3/9/2027 (a)	1,121,000	1,044,256
3.80%, 1/31/2028	1,293,000	1,190,737
4.20%, 10/29/2025	4,012,000	3,844,860
4.25%, 4/30/2025 (a)	1,579,000	1,527,477
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	1,825,000	1,731,049
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	466,000	451,573
SOFR + 2.60%, 5.25%, 7/26/2030 (a) (b)	1,450,000	1,371,048
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	1,248,000	1,166,268
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	1,686,000	1,618,223
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	671,000	640,872
SOFR + 2.64%, 6.31%, 6/8/2029	3,746,000	3,722,550
SOFR + 2.86%, 6.38%, 6/8/2034	2,837,000	2,816,772
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	1,417,000	1,117,475
3.65%, 1/12/2027	464,000	441,055
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	1,287,000	1,137,077
1.15%, 5/13/2026 (a)	1,408,000	1,246,164
1.65%, 3/11/2031 (a)	950,000	728,916
1.95%, 12/1/2031 (a)	1,158,000	879,350
2.00%, 3/20/2028	971,000	839,216
2.30%, 5/13/2031	897,000	715,205
2.45%, 3/3/2027	2,050,000	1,841,084
2.75%, 10/1/2029	1,055,000	898,375
2.90%, 3/3/2032 (a)	1,529,000	1,262,755
3.00%, 3/10/2025	529,000	505,200
3.20%, 3/2/2027	596,000	550,972

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.20%, 1/25/2028	$ 1,646,000	$ 1,499,029
3.25%, 5/22/2029	1,347,000	1,189,630
3.30%, 4/1/2027	513,000	474,263
3.45%, 2/13/2026	1,278,000	1,207,135
3.63%, 4/1/2025 (a)	554,000	532,937
3.85%, 5/21/2025	1,405,000	1,353,928
4.00%, 2/1/2029 (a)	722,000	676,904
4.20%, 3/24/2025	1,138,000	1,109,186
4.63%, 3/22/2030 (a)	703,000	689,172
SOFR + 2.21%, 5.64%, 5/19/2029	6,363,000	6,390,106
SOFR + 2.50%, 5.85%, 5/19/2034 (a)	458,000	464,843
CI Financial Corp. 3.20%, 12/17/2030 (a)	1,277,000	958,069
CME Group, Inc.:
2.65%, 3/15/2032	467,000	396,997
3.00%, 3/15/2025	1,109,000	1,068,821
3.75%, 6/15/2028	1,400,000	1,339,982
Credit Suisse USA, Inc. 7.13%, 7/15/2032	993,000	1,093,710
Discover Financial Services:
3.75%, 3/4/2025	1,071,000	1,023,383
3.95%, 11/6/2024	811,000	781,382
4.50%, 1/30/2026	1,200,000	1,146,816
6.70%, 11/29/2032 (a)	1,397,000	1,441,508
Eaton Vance Corp. 3.50%, 4/6/2027	833,000	775,690
Franklin Resources, Inc.:
1.60%, 10/30/2030 (a)	988,000	778,455
2.85%, 3/30/2025	462,000	439,658
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	1,412,000	1,087,212
2.10%, 6/15/2030 (a)	1,925,000	1,610,724
3.10%, 9/15/2027 (a)	958,000	896,017
3.65%, 5/23/2025	1,218,000	1,193,530
3.75%, 12/1/2025	1,408,000	1,366,661
3.75%, 9/21/2028 (a)	1,330,000	1,265,309
4.00%, 9/15/2027	1,960,000	1,909,746
4.35%, 6/15/2029	1,863,000	1,825,274
4.60%, 3/15/2033	1,502,000	1,455,603
Invesco Finance PLC 3.75%, 1/15/2026 (a)	691,000	666,594
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	928,000	910,730
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,257,000	977,632
2.75%, 10/15/2032	833,000	640,835
4.15%, 1/23/2030	1,427,000	1,286,141
4.85%, 1/15/2027	1,056,000	1,034,627
6.45%, 6/8/2027	471,000	485,658
Lazard Group LLC:
3.63%, 3/1/2027	683,000	635,354
Security Description	Principal Amount	Value
3.75%, 2/13/2025	$ 726,000	$ 699,036
4.38%, 3/11/2029 (a)	608,000	565,324
4.50%, 9/19/2028	977,000	924,877
Legg Mason, Inc. 4.75%, 3/15/2026	741,000	729,907
Mastercard, Inc.:
1.90%, 3/15/2031	1,533,000	1,274,950
2.00%, 3/3/2025 (a)	781,000	742,606
2.00%, 11/18/2031	54,000	44,688
2.95%, 11/21/2026	1,033,000	976,516
2.95%, 6/1/2029	201,000	183,075
3.30%, 3/26/2027	1,348,000	1,287,690
3.35%, 3/26/2030	2,266,000	2,112,478
3.50%, 2/26/2028	461,000	440,693
4.88%, 3/9/2028	4,140,000	4,188,645
Morgan Stanley Domestic Holdings, Inc.:
3.80%, 8/24/2027	472,000	445,733
4.50%, 6/20/2028	1,362,000	1,312,233
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	664,000	515,304
3.85%, 6/30/2026	1,188,000	1,143,414
5.35%, 6/28/2028 (a)	895,000	897,336
5.65%, 6/28/2025	140,000	140,350
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,543,000	1,357,362
1.85%, 7/16/2025	1,606,000	1,469,554
2.17%, 7/14/2028 (a)	1,400,000	1,181,306
2.33%, 1/22/2027	1,458,000	1,290,170
2.61%, 7/14/2031	1,474,000	1,170,091
2.65%, 1/16/2025	1,828,000	1,727,734
2.68%, 7/16/2030 (a)	1,413,000	1,155,961
2.71%, 1/22/2029 (a)	732,000	617,779
3.00%, 1/22/2032	799,000	646,679
3.10%, 1/16/2030 (a)	1,613,000	1,377,308
5.10%, 7/3/2025	1,500,000	1,472,475
5.39%, 7/6/2027 (a)	1,182,000	1,161,339
5.61%, 7/6/2029 (a)	785,000	773,798
5.71%, 1/9/2026 (a)	876,000	868,414
5.84%, 1/18/2028	582,000	581,162
6.18%, 1/18/2033 (a)	1,445,000	1,487,425
ORIX Corp.:
2.25%, 3/9/2031 (a)	516,000	424,627
3.25%, 12/4/2024	1,581,000	1,519,009
3.70%, 7/18/2027	470,000	442,886
4.00%, 4/13/2032	466,000	431,446
5.00%, 9/13/2027	730,000	719,481
5.20%, 9/13/2032 (a)	1,389,000	1,407,668
Radian Group, Inc.:
4.50%, 10/1/2024	941,000	917,212
4.88%, 3/15/2027	1,189,000	1,121,940
6.63%, 3/15/2025	1,150,000	1,148,482
Raymond James Financial, Inc. 4.65%, 4/1/2030	727,000	708,483

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Stifel Financial Corp.:
4.00%, 5/15/2030	$ 903,000	$ 774,828
4.25%, 7/18/2024	516,000	504,648
Synchrony Financial:
2.88%, 10/28/2031 (a)	925,000	670,107
3.70%, 8/4/2026	1,102,000	985,563
3.95%, 12/1/2027	869,000	756,960
4.50%, 7/23/2025	1,372,000	1,296,650
4.88%, 6/13/2025	1,562,000	1,485,524
5.15%, 3/19/2029	1,240,000	1,123,080
Visa, Inc.:
0.75%, 8/15/2027 (a)	456,000	395,357
1.10%, 2/15/2031	1,001,000	790,690
1.90%, 4/15/2027	1,409,000	1,284,064
2.05%, 4/15/2030	2,732,000	2,342,963
2.75%, 9/15/2027 (a)	1,181,000	1,097,090
3.15%, 12/14/2025 (a)	5,199,500	4,983,409
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	1,518,000	1,226,210
Western Union Co.:
1.35%, 3/15/2026	598,000	529,481
2.75%, 3/15/2031	842,000	666,611
2.85%, 1/10/2025	1,526,000	1,453,057
		272,728,977
ELECTRIC — 6.7%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	1,358,000	1,111,265
3.95%, 6/1/2028	977,000	918,536
4.70%, 5/15/2032	1,339,000	1,282,427
AEP Transmission Co. LLC 3.10%, 12/1/2026	881,000	826,034
AES Corp.:
1.38%, 1/15/2026	1,309,000	1,169,081
2.45%, 1/15/2031	2,412,000	1,951,091
5.45%, 6/1/2028	1,816,000	1,783,603
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	1,465,000	1,159,372
3.75%, 9/1/2027	1,289,000	1,233,044
3.94%, 9/1/2032	32,000	29,565
Ameren Corp.:
1.75%, 3/15/2028	1,003,000	860,855
1.95%, 3/15/2027	1,112,000	989,113
2.50%, 9/15/2024	449,000	430,551
3.50%, 1/15/2031	1,354,000	1,210,462
3.65%, 2/15/2026	466,000	444,000
Ameren Illinois Co.:
1.55%, 11/15/2030 (a)	955,000	755,653
3.25%, 3/1/2025	444,000	429,175
3.80%, 5/15/2028 (a)	515,000	490,929
3.85%, 9/1/2032	37,000	34,056
Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	$ 641,000	$ 578,708
2.30%, 3/1/2030	1,409,000	1,170,527
3.20%, 11/13/2027	369,000	341,528
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (a) (b)	817,000	654,981
Series J, 4.30%, 12/1/2028	1,366,000	1,305,254
5.63%, 3/1/2033 (a)	651,000	662,978
5.70%, 8/15/2025	704,000	699,199
5.75%, 11/1/2027	1,447,000	1,479,239
5.95%, 11/1/2032	974,000	1,016,252
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	1,486,000	1,239,146
Series X, 3.30%, 6/1/2027	107,000	100,044
3.40%, 6/1/2025	1,561,000	1,494,548
Series BB, 4.50%, 8/1/2032	1,435,000	1,348,642
Arizona Public Service Co.:
2.60%, 8/15/2029	866,000	743,011
2.95%, 9/15/2027	405,000	368,433
3.15%, 5/15/2025 (a)	435,000	416,038
6.35%, 12/15/2032	1,464,000	1,553,011
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,016,000	840,232
4.00%, 10/15/2028	1,426,000	1,357,837
Avangrid, Inc.:
3.15%, 12/1/2024	1,034,000	993,302
3.20%, 4/15/2025	1,341,000	1,276,109
3.80%, 6/1/2029	1,059,000	968,381
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (a)	609,000	507,011
2.40%, 8/15/2026	597,000	548,500
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031 (a)	466,000	361,924
3.50%, 2/1/2025	1,358,000	1,312,738
3.70%, 7/15/2030 (a)	895,000	821,377
4.05%, 4/15/2025 (a)	1,669,000	1,629,929
Black Hills Corp.:
1.04%, 8/23/2024 (a)	1,400,000	1,323,000
2.50%, 6/15/2030	1,472,000	1,214,415
3.05%, 10/15/2029	658,000	564,630
3.95%, 1/15/2026	711,000	679,680
5.95%, 3/15/2028	476,000	481,969
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	100,000	83,958
Series Z, 2.40%, 9/1/2026	914,000	840,752
Series AA, 3.00%, 2/1/2027 (a)	464,000	434,021
Series AG, 3.00%, 3/1/2032	200,000	172,908

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series AI, 4.45%, 10/1/2032	$ 700,000	$ 674,814
4.95%, 4/1/2033	916,000	915,670
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	470,000	420,485
2.50%, 9/1/2024	1,079,000	1,036,401
2.65%, 6/1/2031	476,000	397,712
2.95%, 3/1/2030	1,565,000	1,362,849
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	844,000	792,195
CMS Energy Corp.:
3.00%, 5/15/2026	1,496,000	1,400,510
3.45%, 8/15/2027	138,000	129,058
5 year CMT + 2.90%, 3.75%, 12/1/2050	70,000	53,917
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (b)	467,000	402,288
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,536,000	1,299,932
2.55%, 6/15/2026	1,448,000	1,353,735
4.90%, 2/1/2033	2,000	1,992
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (a)	546,000	490,079
Series A, 2.05%, 7/1/2031	1,508,000	1,226,788
Series A, 3.20%, 3/15/2027	283,000	266,419
4.90%, 7/1/2033	800,000	796,024
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	1,025,000	853,466
Series B, 3.13%, 11/15/2027	470,000	436,884
Series 20A, 3.35%, 4/1/2030	1,279,000	1,164,478
3.80%, 5/15/2028 (a)	1,130,000	1,075,138
Series D, 4.00%, 12/1/2028 (a)	549,000	525,075
Constellation Energy Generation LLC:
3.25%, 6/1/2025	1,807,000	1,720,680
5.60%, 3/1/2028	1,521,000	1,535,252
Consumers Energy Co.:
3.60%, 8/15/2032	381,000	343,830
3.80%, 11/15/2028	548,000	517,323
4.65%, 3/1/2028	831,000	824,892
Dominion Energy South Carolina, Inc.:
5.30%, 5/15/2033	200,000	201,762
6.63%, 2/1/2032	75,000	82,697
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	1,222,000	1,099,189
Security Description	Principal Amount	Value
Series C, 2.25%, 8/15/2031	$ 857,000	$ 691,616
Series D, 2.85%, 8/15/2026	1,491,000	1,382,127
3.07%, 8/15/2024 (c)	1,012,000	977,744
Series A, 3.30%, 3/15/2025	957,000	917,897
Series C, 3.38%, 4/1/2030	949,000	849,459
Series B, 3.60%, 3/15/2027	465,000	438,690
3.90%, 10/1/2025	453,000	437,467
4.25%, 6/1/2028 (a)	1,430,000	1,367,681
4.35%, 8/15/2032	1,214,000	1,136,753
5.38%, 11/15/2032	1,371,000	1,377,608
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	1,238,000	1,181,758
Series E, 6.30%, 3/15/2033	200,000	212,296
DTE Electric Co.:
Series A, 1.90%, 4/1/2028 (a)	1,408,000	1,234,633
2.25%, 3/1/2030	1,130,000	964,059
Series C, 2.63%, 3/1/2031	340,000	290,945
Series A, 3.00%, 3/1/2032	245,000	211,116
3.38%, 3/1/2025	469,000	454,489
5.20%, 4/1/2033 (a)	1,785,000	1,817,255
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	1,800,000	1,649,088
Series C, 2.53%, 10/1/2024 (c)	955,000	914,403
2.85%, 10/1/2026 (a)	985,000	907,372
2.95%, 3/1/2030	1,185,000	1,028,687
Series C, 3.40%, 6/15/2029	1,468,000	1,313,361
4.88%, 6/1/2028	1,178,000	1,152,744
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,489,000	1,285,915
2.45%, 2/1/2030	1,492,000	1,282,807
2.55%, 4/15/2031	1,140,000	968,384
2.95%, 12/1/2026 (a)	537,000	504,619
4.95%, 1/15/2033	913,000	907,157
Duke Energy Corp.:
0.90%, 9/15/2025	1,156,000	1,052,006
2.45%, 6/1/2030	1,290,000	1,083,277
2.55%, 6/15/2031	929,000	769,101
2.65%, 9/1/2026	1,785,000	1,650,911
3.15%, 8/15/2027	1,049,000	969,769
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (b)	4,580,000	3,409,581
3.40%, 6/15/2029	1,314,000	1,187,790
4.30%, 3/15/2028	404,000	388,519
4.50%, 8/15/2032	36,000	33,992
5.00%, 12/8/2025 (a)	921,000	915,161
5.00%, 12/8/2027	1,237,000	1,228,564

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Duke Energy Florida LLC:
1.75%, 6/15/2030	$ 867,000	$ 705,712
2.50%, 12/1/2029 (a)	1,206,000	1,042,503
3.20%, 1/15/2027 (a)	465,000	440,927
3.80%, 7/15/2028	470,000	448,140
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,332,000	1,105,933
3.65%, 2/1/2029	1,350,000	1,255,378
5.25%, 4/1/2033	200,000	202,082
Duke Energy Progress LLC:
3.25%, 8/15/2025	466,000	446,983
3.40%, 4/1/2032	457,000	403,997
3.45%, 3/15/2029	1,406,000	1,292,072
3.70%, 9/1/2028 (a)	761,000	719,541
Edison International:
3.55%, 11/15/2024	1,260,000	1,218,760
4.13%, 3/15/2028	1,466,000	1,370,505
4.70%, 8/15/2025	1,494,000	1,458,264
4.95%, 4/15/2025	1,623,000	1,593,624
5.25%, 11/15/2028	1,095,000	1,066,902
5.75%, 6/15/2027 (a)	1,714,000	1,717,565
6.95%, 11/15/2029	1,507,000	1,587,263
Emera U.S. Finance LP 3.55%, 6/15/2026	962,000	910,889
Enel Americas SA 4.00%, 10/25/2026 (a)	958,000	924,690
Enel Chile SA 4.88%, 6/12/2028	1,477,000	1,420,357
Entergy Arkansas LLC:
3.50%, 4/1/2026	1,212,000	1,162,514
4.00%, 6/1/2028	466,000	443,436
5.15%, 1/15/2033	903,000	906,784
Entergy Corp.:
0.90%, 9/15/2025	936,000	841,492
1.90%, 6/15/2028	1,316,000	1,123,180
2.40%, 6/15/2031	543,000	439,835
2.80%, 6/15/2030	1,364,000	1,156,331
2.95%, 9/1/2026	1,121,000	1,035,154
Entergy Louisiana LLC:
0.95%, 10/1/2024	935,000	881,995
1.60%, 12/15/2030	395,000	308,811
2.35%, 6/15/2032	2,000	1,608
2.40%, 10/1/2026	650,000	595,933
3.05%, 6/1/2031	442,000	384,085
3.12%, 9/1/2027	251,000	232,057
5.40%, 11/1/2024	1,403,000	1,398,146
Entergy Mississippi LLC 2.85%, 6/1/2028	1,805,000	1,619,265
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,427,000	1,129,984
4.00%, 3/30/2029 (a)	774,000	728,822
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	817,000	757,563
3.10%, 4/1/2027	413,000	386,382
Security Description	Principal Amount	Value
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	$ 1,269,000	$ 1,056,633
3.65%, 8/15/2025	400,000	384,148
4.95%, 4/15/2033 (a)	1,152,000	1,134,109
Evergy, Inc.:
2.45%, 9/15/2024	1,303,000	1,250,802
2.90%, 9/15/2029	2,000	1,746
Eversource Energy:
Series Q, 0.80%, 8/15/2025	460,000	414,308
Series U, 1.40%, 8/15/2026 (a)	847,000	751,814
Series R, 1.65%, 8/15/2030 (a)	1,130,000	898,135
2.55%, 3/15/2031	466,000	387,777
2.90%, 3/1/2027	1,475,000	1,361,454
Series L, 2.90%, 10/1/2024	360,000	346,450
Series H, 3.15%, 1/15/2025	125,000	120,230
Series M, 3.30%, 1/15/2028	165,000	151,911
3.38%, 3/1/2032	964,000	841,977
Series O, 4.25%, 4/1/2029	699,000	665,923
4.60%, 7/1/2027	915,000	893,077
4.75%, 5/15/2026	415,000	407,144
5.13%, 5/15/2033	2,169,000	2,139,892
5.45%, 3/1/2028 (a)	3,772,000	3,798,479
Exelon Corp.:
3.35%, 3/15/2032	1,582,000	1,375,438
3.40%, 4/15/2026	1,482,000	1,411,753
3.95%, 6/15/2025	1,237,000	1,197,379
4.05%, 4/15/2030	1,462,000	1,370,391
5.15%, 3/15/2028	1,186,000	1,181,932
5.30%, 3/15/2033	1,334,000	1,334,734
Florida Power & Light Co.:
2.45%, 2/3/2032	175,000	147,409
2.85%, 4/1/2025	1,316,000	1,265,400
3.13%, 12/1/2025	1,086,000	1,038,933
4.40%, 5/15/2028	2,099,000	2,059,602
4.45%, 5/15/2026 (a)	1,450,000	1,437,660
4.63%, 5/15/2030	2,817,000	2,773,787
4.80%, 5/15/2033	2,322,000	2,307,186
5.05%, 4/1/2028	9,447,000	9,523,237
Fortis, Inc. 3.06%, 10/4/2026 (a)	957,000	883,340
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	719,000	621,669
3.25%, 4/1/2026	505,000	479,811
3.25%, 3/30/2027	988,000	920,243
4.65%, 5/16/2028	1,552,000	1,522,357
4.70%, 5/15/2032	466,000	450,762
4.95%, 5/17/2033	1,802,000	1,778,556

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Gulf Power Co. Series A, 3.30%, 5/30/2027	$ 470,000	$ 443,788
Indiana Michigan Power Co. 3.85%, 5/15/2028	472,000	448,358
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,360,000	1,130,065
3.25%, 12/1/2024	412,000	397,831
3.60%, 4/1/2029	533,000	487,178
4.10%, 9/26/2028	1,604,000	1,517,592
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	826,000	798,924
4.25%, 5/1/2030	993,000	898,973
ITC Holdings Corp.:
3.25%, 6/30/2026 (a)	895,000	847,332
3.35%, 11/15/2027 (a)	84,000	78,440
Louisville Gas & Electric Co.:
Series 25, 3.30%, 10/1/2025	955,000	916,418
Series LOU, 5.45%, 4/15/2033	110,000	111,987
MidAmerican Energy Co.:
3.10%, 5/1/2027	600,000	560,598
3.50%, 10/15/2024	601,000	584,713
3.65%, 4/15/2029	14,000	13,015
6.75%, 12/30/2031	805,000	896,351
Mississippi Power Co. 3.95%, 3/30/2028	1,827,000	1,720,413
National Grid PLC:
5.60%, 6/12/2028 (a)	2,002,000	2,010,669
5.81%, 6/12/2033	1,902,000	1,936,084
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026 (a)	715,000	633,204
Series D, 1.00%, 10/18/2024	619,000	582,881
1.35%, 3/15/2031	457,000	348,248
Series MTN, 1.65%, 6/15/2031	806,000	626,206
Series MTN, 1.88%, 2/7/2025	1,499,000	1,416,315
2.40%, 3/15/2030	1,391,000	1,177,203
2.85%, 1/27/2025	1,143,000	1,098,823
3.05%, 4/25/2027	874,000	811,937
Series MTN, 3.25%, 11/1/2025	812,000	772,853
3.45%, 6/15/2025	1,007,000	968,482
3.70%, 3/15/2029 (a)	4,679,000	4,336,825
3.90%, 11/1/2028	1,161,000	1,094,556
4.02%, 11/1/2032	11,000	10,069
4.45%, 3/13/2026	1,013,000	997,937
4.80%, 3/15/2028	2,461,000	2,437,448
5.05%, 9/15/2028	1,650,000	1,644,538
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	492,000	462,195
Security Description	Principal Amount	Value
5.45%, 10/30/2025	$ 1,160,000	$ 1,162,772
Series C, 8.00%, 3/1/2032	924,000	1,083,981
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,462,000	1,232,612
Series CC, 3.70%, 5/1/2029	1,526,000	1,416,830
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,472,000	1,312,259
2.25%, 6/1/2030	3,703,000	3,078,859
2.44%, 1/15/2032	1,256,000	1,019,382
2.75%, 11/1/2029 (a)	1,369,000	1,189,894
3.50%, 4/1/2029	1,288,000	1,179,048
3.55%, 5/1/2027	2,011,000	1,897,700
4.26%, 9/1/2024	2,971,000	2,921,473
4.45%, 6/20/2025	1,435,000	1,408,209
4.63%, 7/15/2027	1,406,000	1,375,588
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b)	740,000	652,066
4.90%, 2/28/2028	1,573,000	1,557,490
5.05%, 2/28/2033 (a)	2,412,000	2,379,969
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (b)	489,000	454,868
6.05%, 3/1/2025	2,630,000	2,645,333
Northern States Power Co. 2.25%, 4/1/2031	1,614,000	1,344,865
NSTAR Electric Co.:
3.20%, 5/15/2027	56,000	52,585
3.25%, 5/15/2029 (a)	898,000	822,846
3.95%, 4/1/2030	1,172,000	1,107,376
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	4,000	3,160
Series P, 2.60%, 4/1/2030	1,211,000	1,039,026
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030 (a)	1,200,000	1,068,048
3.30%, 3/15/2030	2,155,000	1,935,125
3.80%, 8/15/2028	50,000	47,304
5.40%, 1/15/2033	404,000	410,036
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	815,000	736,336
2.75%, 5/15/2030	1,358,000	1,191,143
2.95%, 4/1/2025	443,000	424,084
3.70%, 11/15/2028	1,113,000	1,051,496
4.15%, 6/1/2032	471,000	448,533
4.30%, 5/15/2028 (e)	1,406,000	1,369,332
5.75%, 3/15/2029	621,000	645,505
7.00%, 5/1/2032	2,100,000	2,382,030
Pacific Gas & Electric Co.:
2.10%, 8/1/2027 (a)	1,111,000	952,860
2.50%, 2/1/2031	2,366,000	1,856,056
2.95%, 3/1/2026	968,000	888,653

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.00%, 6/15/2028	$ 806,000	$ 698,085
3.15%, 1/1/2026	2,258,058	2,096,268
3.25%, 6/1/2031	2,214,000	1,801,864
3.30%, 3/15/2027 (a)	939,000	854,114
3.30%, 12/1/2027	1,379,507	1,215,484
3.40%, 8/15/2024	1,391,000	1,345,431
3.45%, 7/1/2025	1,950,000	1,845,031
3.50%, 6/15/2025	589,000	557,977
3.75%, 7/1/2028	924,500	829,924
4.20%, 3/1/2029 (a)	587,000	527,707
4.40%, 3/1/2032	1,095,000	950,526
4.55%, 7/1/2030	3,456,368	3,128,082
4.65%, 8/1/2028	1,052,000	974,741
4.95%, 6/8/2025 (a)	1,136,000	1,102,465
5.45%, 6/15/2027	1,310,000	1,275,324
5.90%, 6/15/2032	1,380,000	1,328,940
6.10%, 1/15/2029 (a)	2,317,000	2,280,901
6.15%, 1/15/2033	1,323,000	1,299,279
6.40%, 6/15/2033	2,118,000	2,105,843
PacifiCorp:
2.70%, 9/15/2030	640,000	533,184
3.50%, 6/15/2029	1,385,000	1,241,348
7.70%, 11/15/2031	1,090,000	1,208,592
PECO Energy Co.:
3.15%, 10/15/2025	527,000	504,566
4.90%, 6/15/2033	1,118,000	1,115,507
Pinnacle West Capital Corp. 1.30%, 6/15/2025	2,048,000	1,864,069
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	911,000	860,540
4.13%, 4/15/2030	654,000	606,356
Progress Energy, Inc.:
7.00%, 10/30/2031	1,368,000	1,497,303
7.75%, 3/1/2031	1,439,000	1,631,653
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	1,220,000	986,529
3.70%, 6/15/2028 (a)	408,000	386,996
Series 38, 4.10%, 6/1/2032 (a)	1,001,000	931,491
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	457,000	378,547
Public Service Co. of Oklahoma 5.25%, 1/15/2033	1,258,000	1,253,056
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	1,325,000	1,195,918
Series MTN, 2.25%, 9/15/2026 (a)	916,000	842,244
Series MTN, 2.45%, 1/15/2030	863,000	744,898
Security Description	Principal Amount	Value
Series MTN, 3.00%, 5/15/2027	$ 439,000	$ 410,680
3.10%, 3/15/2032	139,000	121,357
Series MTN, 3.20%, 5/15/2029	719,000	649,976
Series MTN, 3.65%, 9/1/2028	943,000	881,554
Series MTN, 3.70%, 5/1/2028	7,000	6,660
4.65%, 3/15/2033	1,935,000	1,900,112
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	1,091,000	986,755
1.60%, 8/15/2030	909,000	711,956
2.45%, 11/15/2031	1,388,000	1,123,114
5.85%, 11/15/2027	1,242,000	1,268,628
Puget Energy, Inc.:
2.38%, 6/15/2028	2,709,000	2,335,185
3.65%, 5/15/2025	626,000	598,944
4.10%, 6/15/2030	1,100,000	1,001,121
4.22%, 3/15/2032	329,000	295,577
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,480,000	1,186,368
2.50%, 5/15/2026 (a)	872,000	814,282
Sempra Energy:
3.30%, 4/1/2025	1,153,000	1,106,742
3.40%, 2/1/2028	50,000	46,089
3.70%, 4/1/2029 (a)	1,392,000	1,273,708
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,191,000	964,269
5.40%, 8/1/2026	2,152,000	2,142,187
5.50%, 8/1/2033	776,000	772,066
Sierra Pacific Power Co. 2.60%, 5/1/2026	903,000	841,470
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	1,297,000	1,159,544
2.25%, 6/1/2030	1,470,000	1,229,332
2.75%, 2/1/2032	20,000	16,734
2.85%, 8/1/2029 (a)	876,000	768,778
Series B, 3.65%, 3/1/2028	537,000	501,714
Series E, 3.70%, 8/1/2025	1,394,000	1,342,283
Series A, 4.20%, 3/1/2029	1,364,000	1,296,823
Series C, 4.20%, 6/1/2025	840,000	819,882
Series D, 4.70%, 6/1/2027	308,000	303,281
4.90%, 6/1/2026	1,401,000	1,381,470
5.85%, 11/1/2027	1,366,000	1,398,320
5.95%, 11/1/2032	96,000	100,661
6.65%, 4/1/2029	1,256,000	1,307,986
Southern Co.:
Series 21-B, 1.75%, 3/15/2028 (a)	755,000	645,314
3.25%, 7/1/2026	3,077,000	2,896,934

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series A, 3.70%, 4/30/2030	$ 2,372,000	$ 2,178,397
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	3,264,000	2,780,079
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051	127,000	117,851
4.48%, 8/1/2024 (c)	1,346,000	1,321,664
4.85%, 6/15/2028	2,318,000	2,275,836
5.11%, 8/1/2027	1,416,000	1,401,939
5.15%, 10/6/2025	998,000	993,768
5.70%, 10/15/2032	588,000	609,497
Southern Power Co. 4.15%, 12/1/2025	470,000	459,951
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	1,497,000	1,354,501
Series K, 2.75%, 10/1/2026	1,385,000	1,274,602
Series M, 4.10%, 9/15/2028	470,000	446,096
5.30%, 4/1/2033	1,319,000	1,304,280
System Energy Resources, Inc. 6.00%, 4/15/2028	4,187,000	4,132,736
Tampa Electric Co. 2.40%, 3/15/2031	1,264,000	1,036,025
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,444,000	1,140,341
3.05%, 3/15/2025	469,000	448,767
3.25%, 5/15/2032	808,000	703,679
Union Electric Co.:
2.15%, 3/15/2032	352,000	281,772
2.95%, 6/15/2027	469,000	437,094
2.95%, 3/15/2030	854,000	757,729
3.50%, 3/15/2029	1,061,000	977,966
Virginia Electric & Power Co.:
2.30%, 11/15/2031	1,566,000	1,275,742
Series A, 2.88%, 7/15/2029	1,328,000	1,180,751
Series B, 2.95%, 11/15/2026	1,089,000	1,008,392
Series A, 3.10%, 5/15/2025 (a)	491,000	468,841
Series A, 3.15%, 1/15/2026	1,535,000	1,463,576
Series A, 3.50%, 3/15/2027	1,232,000	1,167,246
Series B, 3.75%, 5/15/2027	1,595,000	1,529,541
Series A, 3.80%, 4/1/2028	156,000	147,893
5.00%, 4/1/2033	750,000	741,405
WEC Energy Group, Inc.:
1.38%, 10/15/2027	166,000	141,850
1.80%, 10/15/2030	1,281,000	1,019,548
Security Description	Principal Amount	Value
2.20%, 12/15/2028 (a)	$ 1,082,000	$ 931,808
4.75%, 1/9/2026	1,512,000	1,490,182
5.00%, 9/27/2025	1,237,000	1,225,966
5.15%, 10/1/2027	514,000	513,871
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	1,196,000	1,025,714
4.75%, 9/30/2032	2,684,000	2,632,467
5.63%, 5/15/2033	103,000	106,812
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	467,000	370,826
3.00%, 7/1/2029	464,000	416,134
3.05%, 10/15/2027	868,000	805,869
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,383,000	1,386,900
Xcel Energy, Inc.:
1.75%, 3/15/2027 (a)	1,201,000	1,062,993
2.35%, 11/15/2031	990,000	787,684
2.60%, 12/1/2029	815,000	697,444
3.30%, 6/1/2025	880,000	843,031
3.35%, 12/1/2026	1,399,000	1,313,493
3.40%, 6/1/2030	1,368,000	1,218,820
4.00%, 6/15/2028 (a)	886,000	845,714
4.60%, 6/1/2032 (a)	1,217,000	1,151,744
		420,573,058
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030 (a)	1,427,000	1,145,810
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	1,415,000	1,247,464
1.80%, 10/15/2027	473,000	419,324
1.95%, 10/15/2030	1,439,000	1,192,686
2.00%, 12/21/2028	3,960,000	3,430,825
2.20%, 12/21/2031	370,000	306,449
3.15%, 6/1/2025	1,118,000	1,074,040
		8,816,598
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,412,000	1,159,337
2.30%, 3/12/2031	1,107,000	905,460
2.75%, 9/15/2029 (a)	1,361,000	1,187,609
3.05%, 9/22/2026	470,000	435,493
Allegion PLC 3.50%, 10/1/2029	1,029,000	911,437
Allegion U.S. Holding Co., Inc.:
3.20%, 10/1/2024	150,000	144,532
5.41%, 7/1/2032	1,074,000	1,061,123
Amphenol Corp.:
2.05%, 3/1/2025	472,000	445,761
2.20%, 9/15/2031	50,000	40,829
2.80%, 2/15/2030	1,345,000	1,179,794
4.75%, 3/30/2026	1,691,000	1,671,097

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Arrow Electronics, Inc.:
3.25%, 9/8/2024	$ 442,000	$ 426,791
3.88%, 1/12/2028	731,000	676,804
4.00%, 4/1/2025	887,000	856,673
6.13%, 3/1/2026	761,000	759,105
Avnet, Inc.:
3.00%, 5/15/2031	456,000	364,681
4.63%, 4/15/2026	1,436,000	1,391,412
5.50%, 6/1/2032	692,000	659,047
6.25%, 3/15/2028	1,605,000	1,622,189
Flex Ltd.:
3.75%, 2/1/2026	1,341,000	1,276,377
4.75%, 6/15/2025	541,000	528,535
4.88%, 6/15/2029	1,387,000	1,328,163
4.88%, 5/12/2030	628,000	607,898
6.00%, 1/15/2028	874,000	888,797
Fortive Corp. 3.15%, 6/15/2026	1,295,000	1,225,627
Honeywell International, Inc.:
1.10%, 3/1/2027	1,374,000	1,211,827
1.35%, 6/1/2025 (a)	1,404,000	1,311,308
1.95%, 6/1/2030	1,325,000	1,114,471
2.30%, 8/15/2024	1,085,000	1,048,935
2.50%, 11/1/2026	1,108,000	1,035,049
2.70%, 8/15/2029	1,362,000	1,212,657
4.25%, 1/15/2029	4,224,000	4,112,064
4.85%, 11/1/2024	1,160,000	1,153,144
4.95%, 2/15/2028	758,000	768,635
Hubbell, Inc.:
2.30%, 3/15/2031	817,000	673,290
3.35%, 3/1/2026	482,000	458,724
3.50%, 2/15/2028	108,000	101,175
Jabil, Inc.:
1.70%, 4/15/2026	561,000	501,809
3.00%, 1/15/2031	1,252,000	1,062,385
3.60%, 1/15/2030	465,000	416,277
4.25%, 5/15/2027	1,461,000	1,392,961
5.45%, 2/1/2029	1,836,000	1,823,846
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,443,000	1,264,876
4.60%, 4/6/2027	785,000	774,120
Legrand France SA 8.50%, 2/15/2025 (a)	466,000	487,683
TD SYNNEX Corp.:
1.25%, 8/9/2024	1,116,000	1,053,024
1.75%, 8/9/2026	1,142,000	996,817
2.38%, 8/9/2028	1,010,000	830,311
2.65%, 8/9/2031	1,304,000	1,001,420
Trimble, Inc.:
4.75%, 12/1/2024	386,000	379,141
4.90%, 6/15/2028	689,000	673,167
6.10%, 3/15/2033	1,500,000	1,521,285
Tyco Electronics Group SA:
3.13%, 8/15/2027	725,000	678,165
3.45%, 8/1/2024	1,335,000	1,301,919
Security Description	Principal Amount	Value
3.70%, 2/15/2026	$ 834,000	$ 804,810
4.50%, 2/13/2026 (a)	1,090,000	1,074,097
Vontier Corp.:
1.80%, 4/1/2026	1,244,000	1,106,463
2.40%, 4/1/2028	1,296,000	1,082,004
2.95%, 4/1/2031	1,022,000	817,263
		56,999,693
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	922,000	904,805
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	2,988,000	2,882,583
3.76%, 3/15/2027	6,817,000	6,360,738
4.05%, 3/15/2029 (a)	2,644,000	2,416,299
4.28%, 3/15/2032 (a)	8,112,000	7,187,800
6.41%, 3/15/2026	2,389,000	2,390,744
WarnerMedia Holdings, Inc. 3.79%, 3/15/2025	681,000	658,064
		21,896,228
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
0.88%, 11/15/2025 (a)	471,000	423,867
1.45%, 2/15/2031	617,000	484,610
1.75%, 2/15/2032	2,652,000	2,080,812
2.30%, 3/1/2030	1,273,000	1,088,721
2.50%, 8/15/2024	1,315,000	1,268,870
2.90%, 7/1/2026 (a)	465,000	437,946
3.20%, 3/15/2025	688,000	662,007
3.38%, 11/15/2027	860,000	809,423
3.95%, 5/15/2028	1,368,000	1,314,771
4.88%, 4/1/2029	1,601,000	1,598,903
Waste Connections, Inc.:
2.20%, 1/15/2032	1,650,000	1,334,190
2.60%, 2/1/2030	839,000	726,809
3.20%, 6/1/2032	636,000	553,918
3.50%, 5/1/2029	1,404,000	1,292,944
4.20%, 1/15/2033	973,000	914,649
4.25%, 12/1/2028	1,142,000	1,098,684
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	912,000	822,770
1.15%, 3/15/2028 (a)	469,000	399,508
1.50%, 3/15/2031	1,361,000	1,082,989
3.13%, 3/1/2025 (a)	465,000	448,483
3.15%, 11/15/2027	927,000	869,953
4.15%, 4/15/2032	1,489,000	1,418,392
4.63%, 2/15/2030	1,201,000	1,183,453
4.63%, 2/15/2033 (a)	1,517,000	1,485,674
		23,802,346
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029 (a)	685,000	731,395

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	$ 3,789,000	$ 3,190,149
3.30%, 3/19/2025	477,000	458,216
3.95%, 3/15/2025	1,167,000	1,134,989
4.15%, 3/15/2028	207,000	198,391
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,469,000	1,245,536
4.60%, 11/1/2025	1,226,000	1,198,489
4.85%, 11/1/2028	1,667,000	1,626,625
7.00%, 10/1/2028	769,000	819,608
8.25%, 9/15/2030	1,015,000	1,172,213
Conopco, Inc. Series E, 7.25%, 12/15/2026	1,561,000	1,666,758
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,269,000	1,037,560
3.50%, 10/1/2026	1,610,000	1,511,259
General Mills, Inc.:
2.88%, 4/15/2030 (a)	2,586,000	2,297,558
3.20%, 2/10/2027 (a)	894,000	845,581
4.00%, 4/17/2025 (a)	1,347,000	1,313,594
4.20%, 4/17/2028	1,320,000	1,282,327
5.24%, 11/18/2025	695,000	694,924
Hershey Co.:
0.90%, 6/1/2025	1,642,000	1,512,676
1.70%, 6/1/2030	955,000	790,797
2.05%, 11/15/2024	428,000	410,670
2.30%, 8/15/2026 (a)	531,000	495,901
2.45%, 11/15/2029 (a)	1,408,000	1,235,633
3.20%, 8/21/2025	89,000	85,623
4.50%, 5/4/2033	1,011,000	1,004,479
Hormel Foods Corp.:
1.70%, 6/3/2028	1,364,000	1,185,221
1.80%, 6/11/2030 (a)	1,461,000	1,220,505
Ingredion, Inc.:
2.90%, 6/1/2030	1,161,000	1,002,802
3.20%, 10/1/2026 (a)	561,000	522,852
J M Smucker Co.:
2.13%, 3/15/2032 (a)	200,000	160,096
2.38%, 3/15/2030 (a)	1,633,000	1,391,071
3.38%, 12/15/2027 (a)	1,072,000	1,004,196
3.50%, 3/15/2025	1,328,000	1,283,392
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
2.50%, 1/15/2027 (e)	1,334,000	1,171,812
3.00%, 2/2/2029 (e)	1,082,000	919,776
3.00%, 5/15/2032 (a) (e)	1,381,000	1,065,234
3.63%, 1/15/2032 (e)	1,413,000	1,147,031
3.75%, 12/1/2031 (e)	1,459,000	1,203,792
5.13%, 2/1/2028 (e)	1,427,000	1,369,135
5.50%, 1/15/2030 (e)	2,547,000	2,441,198
5.75%, 4/1/2033 (e)	458,000	431,335
Kellogg Co.:
2.10%, 6/1/2030	609,000	504,666
Security Description	Principal Amount	Value
3.25%, 4/1/2026 (a)	$ 1,476,000	$ 1,405,890
3.40%, 11/15/2027	1,001,000	937,547
4.30%, 5/15/2028 (a)	1,253,000	1,212,954
Series B, 7.45%, 4/1/2031	1,039,000	1,183,026
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	2,216,000	2,090,419
3.88%, 5/15/2027	1,342,000	1,288,588
4.25%, 3/1/2031	1,536,000	1,461,949
4.63%, 1/30/2029	15,000	14,777
6.75%, 3/15/2032	1,374,000	1,513,489
Kroger Co.:
1.70%, 1/15/2031	2,202,000	1,727,821
2.20%, 5/1/2030	1,410,000	1,166,944
2.65%, 10/15/2026	891,000	825,984
3.50%, 2/1/2026 (a)	1,378,000	1,322,026
4.50%, 1/15/2029 (a)	1,243,000	1,214,697
7.50%, 4/1/2031	1,161,000	1,322,623
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,189,000	1,060,707
1.85%, 2/15/2031 (a)	700,000	554,708
2.50%, 4/15/2030	855,000	723,381
3.40%, 8/15/2027 (a)	928,000	868,589
4.95%, 4/15/2033 (a)	2,020,000	1,983,660
Mondelez International, Inc.:
1.50%, 5/4/2025	1,353,000	1,262,295
1.50%, 2/4/2031	1,232,000	968,759
2.63%, 3/17/2027	1,078,000	995,425
2.75%, 4/13/2030	1,546,000	1,355,285
3.00%, 3/17/2032	1,586,000	1,373,587
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	2,510,000	1,998,788
4.25%, 4/15/2031	3,009,000	2,581,722
6.25%, 7/1/2033	1,177,000	1,145,009
Sysco Corp.:
2.40%, 2/15/2030	1,399,000	1,193,361
2.45%, 12/14/2031	578,000	472,613
3.25%, 7/15/2027	701,000	655,092
3.30%, 7/15/2026	1,318,000	1,245,879
3.75%, 10/1/2025	1,146,000	1,108,171
5.95%, 4/1/2030	2,026,000	2,119,338
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,205,000	1,133,218
3.95%, 8/15/2024	1,044,000	1,024,696
4.00%, 3/1/2026	1,580,000	1,526,327
4.35%, 3/1/2029	1,665,000	1,586,229
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	38,802
		93,649,440
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	987,000	907,043
4.50%, 8/1/2024	465,000	457,486
Fibria Overseas Finance Ltd.:
4.00%, 1/14/2025	463,000	449,235

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.50%, 1/17/2027	$ 1,556,000	$ 1,557,556
Georgia-Pacific LLC:
7.75%, 11/15/2029	520,000	587,064
8.88%, 5/15/2031	1,104,000	1,359,322
Suzano Austria GmbH:
2.50%, 9/15/2028	1,445,000	1,228,322
Series DM3N, 3.13%, 1/15/2032	1,636,000	1,311,009
3.75%, 1/15/2031 (a)	1,969,000	1,681,585
5.00%, 1/15/2030	1,839,000	1,723,732
6.00%, 1/15/2029	1,567,000	1,558,836
		12,821,190
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	1,368,000	1,078,189
2.63%, 9/15/2029	927,000	816,224
3.00%, 6/15/2027 (a)	453,000	424,434
5.45%, 10/15/2032 (a)	468,000	483,598
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	1,339,000	1,074,025
4.00%, 4/1/2028	449,000	429,172
4.40%, 7/1/2032	452,000	432,605
5.25%, 3/1/2028 (a)	1,564,000	1,564,938
5.40%, 3/1/2033	821,000	835,762
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	540,000	516,380
Series B, 3.00%, 11/15/2029	373,000	322,246
3.60%, 12/15/2024	489,000	471,851
National Fuel Gas Co.:
2.95%, 3/1/2031	1,449,000	1,162,475
3.95%, 9/15/2027	455,000	418,982
4.75%, 9/1/2028	465,000	440,481
5.20%, 7/15/2025	466,000	456,736
5.50%, 1/15/2026	1,663,000	1,637,423
5.50%, 10/1/2026	1,365,000	1,337,618
NiSource, Inc.:
0.95%, 8/15/2025 (a)	1,578,000	1,440,241
1.70%, 2/15/2031	2,177,000	1,705,614
2.95%, 9/1/2029	1,782,000	1,561,085
3.49%, 5/15/2027	1,199,000	1,129,830
3.60%, 5/1/2030	1,464,000	1,318,815
5.25%, 3/30/2028	1,904,000	1,905,904
5.40%, 6/30/2033	474,000	474,962
ONE Gas, Inc.:
2.00%, 5/15/2030	858,000	711,265
4.25%, 9/1/2032	1,051,000	992,228
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	1,294,000	1,057,664
3.50%, 6/1/2029	960,000	870,960
5.40%, 6/15/2033	734,000	732,304
Security Description	Principal Amount	Value
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	$ 1,033,000	$ 889,279
Series TT, 2.60%, 6/15/2026	1,356,000	1,264,524
2.95%, 4/15/2027	1,362,000	1,271,087
3.15%, 9/15/2024	729,000	706,540
3.20%, 6/15/2025	472,000	451,808
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,368,000	1,075,576
3.25%, 6/15/2026	465,000	438,476
Southwest Gas Corp.:
2.20%, 6/15/2030	1,454,000	1,180,750
5.45%, 3/23/2028	3,330,000	3,319,477
		38,401,528
HAND & MACHINE TOOLS — 0.3%
Kennametal, Inc.:
2.80%, 3/1/2031	559,000	448,508
4.63%, 6/15/2028	1,463,000	1,392,571
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	4,196,000	4,203,972
6.05%, 4/15/2028 (e)	2,487,000	2,471,158
6.30%, 2/15/2030 (e)	1,432,000	1,428,162
Snap-on, Inc. 3.25%, 3/1/2027	818,000	771,783
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	1,413,000	1,338,761
2.30%, 3/15/2030 (a)	1,141,000	943,094
3.40%, 3/1/2026	1,432,000	1,357,794
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (b)	262,000	199,791
4.25%, 11/15/2028	1,438,000	1,369,767
6.00%, 3/6/2028	5,688,000	5,845,671
		21,771,032
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,410,000	1,220,355
1.40%, 6/30/2030 (a)	1,450,000	1,192,843
2.95%, 3/15/2025	632,000	611,795
3.75%, 11/30/2026	1,774,000	1,730,608
3.88%, 9/15/2025	467,000	456,366
Baxter International, Inc.:
1.32%, 11/29/2024	1,774,000	1,664,296
1.73%, 4/1/2031 (a)	1,021,000	791,449
1.92%, 2/1/2027	2,978,000	2,646,161
2.27%, 12/1/2028	1,392,000	1,193,918
2.54%, 2/1/2032 (a)	2,032,000	1,646,062
2.60%, 8/15/2026	1,476,000	1,356,916
3.95%, 4/1/2030	910,000	839,375
Boston Scientific Corp.:
1.90%, 6/1/2025	1,740,000	1,631,389
2.65%, 6/1/2030	951,000	828,768

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Danaher Corp. 3.35%, 9/15/2025 (a)	$ 1,005,000	$ 967,614
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	1,152,000	999,602
DH Europe Finance II Sarl:
2.20%, 11/15/2024	764,000	731,347
2.60%, 11/15/2029 (a)	1,584,000	1,394,411
Edwards Lifesciences Corp. 4.30%, 6/15/2028	966,000	934,122
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024	1,474,000	1,466,940
5.60%, 11/15/2025	2,479,000	2,481,578
5.65%, 11/15/2027	2,749,000	2,780,888
5.86%, 3/15/2030	3,821,000	3,924,817
5.91%, 11/22/2032 (a)	286,000	299,047
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	5,862,000	5,725,826
4.50%, 3/30/2033	4,438,000	4,349,817
Revvity, Inc.:
0.85%, 9/15/2024	1,612,000	1,516,956
1.90%, 9/15/2028	698,000	590,508
2.25%, 9/15/2031	472,000	379,271
2.55%, 3/15/2031	466,000	382,838
3.30%, 9/15/2029	492,000	440,035
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	1,484,000	1,201,654
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,071,000	894,189
Stryker Corp.:
1.15%, 6/15/2025	1,351,000	1,245,311
1.95%, 6/15/2030 (a)	1,576,000	1,317,331
3.38%, 11/1/2025	2,088,000	1,998,404
3.50%, 3/15/2026	469,000	449,658
3.65%, 3/7/2028 (a)	1,088,000	1,034,634
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	3,157,000	2,985,606
1.75%, 10/15/2028	1,200,000	1,033,872
2.60%, 10/1/2029	1,588,000	1,402,442
4.80%, 11/21/2027 (a)	827,000	831,003
4.95%, 11/21/2032	1,191,000	1,212,712
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	1,689,000	1,591,832
3.05%, 1/15/2026	740,000	698,782
3.55%, 4/1/2025	1,404,000	1,354,130
		66,427,478
HEALTH CARE SERVICES — 2.5%
Adventist Health System:
2.95%, 3/1/2029 (a)	1,034,000	899,859
5.43%, 3/1/2032	821,000	814,342
Security Description	Principal Amount	Value
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	$ 974,000	$ 815,861
3.83%, 8/15/2028	1,532,000	1,463,826
Aetna, Inc. 3.50%, 11/15/2024	1,242,000	1,205,100
Ascension Health Series B, 2.53%, 11/15/2029 (a)	1,124,000	966,280
Banner Health:
1.90%, 1/1/2031	75,000	60,576
2.34%, 1/1/2030 (a)	1,278,000	1,092,728
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	860,000	686,194
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031 (a)	468,000	372,795
3.46%, 6/1/2030	1,246,000	1,117,014
Series 2018, 4.30%, 7/1/2028	1,262,000	1,201,651
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	465,000	382,621
Centene Corp.:
2.45%, 7/15/2028	2,388,000	2,046,922
2.50%, 3/1/2031	3,060,000	2,440,013
2.63%, 8/1/2031	1,204,000	959,227
3.00%, 10/15/2030	2,640,000	2,201,443
3.38%, 2/15/2030	2,250,000	1,934,685
4.25%, 12/15/2027	2,704,000	2,530,187
4.63%, 12/15/2029	4,421,000	4,073,465
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,404,000	1,340,680
CommonSpirit Health:
1.55%, 10/1/2025	877,000	796,921
2.76%, 10/1/2024	908,000	874,150
2.78%, 10/1/2030	542,000	456,201
3.35%, 10/1/2029	1,185,000	1,043,025
6.07%, 11/1/2027	1,199,000	1,220,666
Elevance Health, Inc.:
1.50%, 3/15/2026	1,268,000	1,146,767
2.25%, 5/15/2030	1,101,000	922,572
2.38%, 1/15/2025	1,495,000	1,421,596
2.55%, 3/15/2031	832,000	699,895
2.88%, 9/15/2029 (a)	1,021,000	900,553
3.35%, 12/1/2024	1,069,000	1,034,322
3.50%, 8/15/2024	761,000	741,678
3.65%, 12/1/2027	2,111,000	1,994,768
4.10%, 3/1/2028	1,495,000	1,436,067
4.10%, 5/15/2032	1,414,000	1,318,626
4.75%, 2/15/2033	1,163,000	1,130,762
4.90%, 2/8/2026	1,546,000	1,520,275
5.35%, 10/15/2025	732,000	730,141

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.50%, 10/15/2032	$ 731,000	$ 750,861
HCA, Inc.:
2.38%, 7/15/2031	1,275,000	1,019,975
3.13%, 3/15/2027 (e)	1,416,000	1,300,341
3.38%, 3/15/2029 (a) (e)	730,000	648,167
3.50%, 9/1/2030	2,845,000	2,492,078
3.63%, 3/15/2032 (e)	2,647,000	2,298,311
4.13%, 6/15/2029	2,448,000	2,267,289
4.50%, 2/15/2027	1,244,000	1,201,430
5.20%, 6/1/2028	2,348,000	2,334,781
5.25%, 4/15/2025	2,033,000	2,006,876
5.25%, 6/15/2026	2,525,000	2,498,210
5.38%, 2/1/2025	3,132,000	3,105,096
5.38%, 9/1/2026	3,472,000	3,443,599
5.50%, 6/1/2033 (a)	2,703,000	2,697,837
5.63%, 9/1/2028	1,386,000	1,388,980
5.88%, 2/15/2026	1,932,000	1,933,642
5.88%, 2/1/2029	1,347,000	1,354,004
Humana, Inc.:
1.35%, 2/3/2027 (a)	816,000	710,206
2.15%, 2/3/2032 (a)	3,372,000	2,660,643
3.13%, 8/15/2029	584,000	515,660
3.70%, 3/23/2029	1,530,000	1,401,358
3.85%, 10/1/2024	1,123,000	1,098,036
3.95%, 3/15/2027	1,297,000	1,241,060
4.50%, 4/1/2025	472,000	464,122
4.88%, 4/1/2030	462,000	452,280
5.70%, 3/13/2026	1,251,000	1,251,776
5.75%, 3/1/2028	1,321,000	1,346,456
5.88%, 3/1/2033	1,363,000	1,414,262
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,346,000	1,265,590
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,057,000	942,971
2.30%, 12/1/2024	1,457,000	1,384,995
2.70%, 6/1/2031 (a)	946,000	801,678
2.95%, 12/1/2029	1,331,000	1,169,257
3.25%, 9/1/2024	1,388,000	1,344,639
3.60%, 2/1/2025	1,615,000	1,562,529
3.60%, 9/1/2027 (a)	472,000	447,541
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,206,000	902,607
OhioHealth Corp. 2.30%, 11/15/2031	444,000	360,963
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025 (a)	1,296,000	1,166,996
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	968,000	759,909
Security Description	Principal Amount	Value
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	$ 618,000	$ 520,430
Series H, 2.75%, 10/1/2026 (a)	388,000	353,449
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	445,000	383,514
2.95%, 6/30/2030	1,323,000	1,163,817
3.45%, 6/1/2026	1,385,000	1,321,553
3.50%, 3/30/2025	471,000	454,435
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	476,000	437,972
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027 (a)	1,184,000	1,104,956
4.89%, 6/1/2028	1,171,000	1,149,512
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,157,000	1,042,098
Sutter Health:
Series 20A, 1.32%, 8/15/2025	471,000	428,751
Series 20A, 2.29%, 8/15/2030	1,199,000	991,429
Series 2018, 3.70%, 8/15/2028	642,000	596,790
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (a)	1,405,000	1,271,047
1.25%, 1/15/2026	585,000	534,468
2.00%, 5/15/2030	476,000	400,849
2.30%, 5/15/2031	1,658,000	1,401,773
2.38%, 8/15/2024	785,000	758,608
2.88%, 8/15/2029	1,206,000	1,084,640
2.95%, 10/15/2027	761,000	706,413
3.10%, 3/15/2026	1,255,000	1,200,370
3.38%, 4/15/2027	1,414,000	1,343,781
3.45%, 1/15/2027	1,014,000	972,558
3.70%, 12/15/2025 (a)	590,000	569,096
3.70%, 5/15/2027 (a)	593,000	571,373
3.75%, 7/15/2025	2,361,000	2,298,268
3.85%, 6/15/2028 (a)	1,464,000	1,403,771
3.88%, 12/15/2028 (a)	1,435,000	1,376,739
4.00%, 5/15/2029	881,000	842,033
4.20%, 5/15/2032	1,725,000	1,646,099
4.25%, 1/15/2029	9,753,000	9,476,112
4.50%, 4/15/2033	4,491,000	4,378,725
5.00%, 10/15/2024	744,000	741,508
5.15%, 10/15/2025 (a)	1,457,000	1,460,948
5.25%, 2/15/2028 (a)	1,159,000	1,181,635
5.30%, 2/15/2030	1,349,000	1,380,917
5.35%, 2/15/2033 (a)	2,842,000	2,952,696
Universal Health Services, Inc.:
1.65%, 9/1/2026	1,365,000	1,196,313

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.65%, 10/15/2030	$ 1,337,000	$ 1,091,406
2.65%, 1/15/2032	472,000	373,390
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	91,034
Series D-1, 3.60%, 4/3/2025	737,000	710,181
5.04%, 5/15/2033	220,000	214,830
		158,981,752
HOME BUILDERS — 0.4%
DR Horton, Inc.:
1.30%, 10/15/2026	1,203,000	1,055,091
2.50%, 10/15/2024	1,332,000	1,275,750
2.60%, 10/15/2025	1,007,000	942,985
Lennar Corp.:
4.75%, 5/30/2025	1,570,000	1,534,911
4.75%, 11/29/2027	1,409,000	1,370,055
5.25%, 6/1/2026	675,000	668,871
MDC Holdings, Inc.:
2.50%, 1/15/2031	1,434,000	1,129,031
3.85%, 1/15/2030	883,000	780,519
NVR, Inc. 3.00%, 5/15/2030	1,277,000	1,106,597
PulteGroup, Inc.:
5.00%, 1/15/2027	2,973,000	2,931,527
5.50%, 3/1/2026	5,439,000	5,411,261
6.38%, 5/15/2033	200,000	207,756
7.88%, 6/15/2032	513,000	581,927
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	1,108,000	993,610
4.35%, 2/15/2028 (a)	521,000	489,120
4.88%, 11/15/2025	582,000	570,994
4.88%, 3/15/2027 (a)	1,046,000	1,013,124
		22,063,129
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	594,000	575,253
Leggett & Platt, Inc.:
3.50%, 11/15/2027	209,000	192,909
3.80%, 11/15/2024	357,000	345,669
4.40%, 3/15/2029	1,079,000	1,026,928
Whirlpool Corp.:
2.40%, 5/15/2031	736,000	597,757
3.70%, 5/1/2025	465,000	449,799
4.70%, 5/14/2032 (a)	470,000	451,209
4.75%, 2/26/2029 (a)	1,338,000	1,304,938
5.50%, 3/1/2033	1,192,000	1,189,759
		6,134,221
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	844,000	812,814
3.25%, 8/15/2032	811,000	744,028
4.80%, 3/2/2026	1,707,000	1,714,221
Security Description	Principal Amount	Value
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	$ 898,000	$ 737,958
2.00%, 12/1/2024	472,000	450,345
2.38%, 12/1/2029 (a)	1,480,000	1,279,238
2.60%, 4/15/2030	1,253,000	1,096,663
3.15%, 3/15/2027	478,000	454,468
4.38%, 5/15/2028	2,238,000	2,205,280
4.65%, 5/15/2033 (a)	1,789,000	1,759,786
Haleon U.K. Capital PLC 3.13%, 3/24/2025	1,703,000	1,627,659
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	2,306,000	2,158,785
3.38%, 3/24/2029 (a)	1,454,000	1,321,308
3.63%, 3/24/2032 (a)	5,371,000	4,816,767
Kenvue, Inc.:
5.00%, 3/22/2030 (e)	2,542,000	2,564,802
5.05%, 3/22/2028 (e)	2,662,000	2,683,802
5.35%, 3/22/2026 (e)	2,179,000	2,194,645
5.50%, 3/22/2025 (e)	472,000	473,237
Procter & Gamble Co.:
0.55%, 10/29/2025	901,000	817,928
1.00%, 4/23/2026	945,000	855,480
1.20%, 10/29/2030 (a)	1,884,000	1,523,327
1.90%, 2/1/2027 (a)	466,000	426,712
1.95%, 4/23/2031	2,438,000	2,070,862
2.30%, 2/1/2032 (a)	1,130,000	984,512
2.45%, 11/3/2026	1,002,000	938,523
2.70%, 2/2/2026	1,090,000	1,043,239
2.80%, 3/25/2027	955,000	899,877
2.85%, 8/11/2027	530,000	497,087
3.00%, 3/25/2030 (a)	2,048,000	1,896,448
3.95%, 1/26/2028 (a)	1,238,000	1,217,127
4.05%, 1/26/2033 (a)	364,000	359,701
4.10%, 1/26/2026	1,354,000	1,338,321
Unilever Capital Corp.:
0.63%, 8/12/2024	210,000	198,826
1.38%, 9/14/2030	2,151,000	1,724,973
1.75%, 8/12/2031	1,083,000	875,562
2.00%, 7/28/2026	925,000	853,830
2.13%, 9/6/2029	1,559,000	1,348,660
2.90%, 5/5/2027	1,336,000	1,249,534
3.10%, 7/30/2025	622,000	597,723
3.38%, 3/22/2025 (a)	477,000	462,156
3.50%, 3/22/2028	1,003,000	960,633
		52,236,847
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp.:
0.85%, 8/15/2024	589,000	556,776
2.25%, 2/15/2032	491,000	383,039
2.65%, 4/30/2030	464,000	390,233
4.88%, 12/6/2028	1,104,000	1,083,973
5.75%, 3/15/2033	1,800,000	1,836,522
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	580,000	479,324
3.15%, 8/1/2027	468,000	441,324

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.60%, 11/15/2032	$ 1,576,000	$ 1,664,792
Clorox Co.:
1.80%, 5/15/2030	2,412,000	1,975,404
3.10%, 10/1/2027	985,000	912,514
4.40%, 5/1/2029	759,000	738,173
4.60%, 5/1/2032 (a)	469,000	458,044
Kimberly-Clark Corp.:
2.00%, 11/2/2031	126,000	104,046
2.75%, 2/15/2026	1,544,000	1,463,897
3.05%, 8/15/2025	1,089,000	1,047,204
3.10%, 3/26/2030	1,685,000	1,537,984
3.95%, 11/1/2028 (a)	1,133,000	1,099,746
4.50%, 2/16/2033	25,000	24,968
		16,197,963
INSURANCE — 2.3%
ACE Capital Trust II 9.70%, 4/1/2030 (a)	469,000	560,347
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	880,000	838,438
Aflac, Inc.:
1.13%, 3/15/2026	1,117,000	1,000,933
2.88%, 10/15/2026 (a)	1,323,000	1,225,521
3.60%, 4/1/2030	1,141,000	1,049,880
Alleghany Corp. 3.63%, 5/15/2030	470,000	436,367
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	1,433,000	1,369,088
Allstate Corp.:
0.75%, 12/15/2025	1,155,000	1,035,146
1.45%, 12/15/2030 (a)	1,397,000	1,085,162
3.28%, 12/15/2026 (a)	832,000	784,368
5.25%, 3/30/2033 (a)	2,781,000	2,772,073
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,303,000	1,257,108
American Financial Group, Inc. 5.25%, 4/2/2030	466,000	455,315
American International Group, Inc.:
2.50%, 6/30/2025 (a)	1,593,000	1,501,657
3.40%, 6/30/2030	3,007,000	2,665,074
4.20%, 4/1/2028	25,000	24,052
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	801,000	776,105
Aon Corp.:
2.80%, 5/15/2030	1,779,500	1,542,150
3.75%, 5/2/2029	1,463,000	1,354,197
4.50%, 12/15/2028	50,000	48,126
8.21%, 1/1/2027	429,000	435,735
Security Description	Principal Amount	Value
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031 (a)	$ 471,000	$ 375,731
2.60%, 12/2/2031	566,000	467,431
2.85%, 5/28/2027	469,000	429,379
5.00%, 9/12/2032	1,252,000	1,235,273
5.35%, 2/28/2033	1,222,000	1,232,057
Aon Global Ltd. 3.88%, 12/15/2025	786,000	757,531
Arch Capital Finance LLC 4.01%, 12/15/2026	471,000	448,491
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	753,000	601,368
5.50%, 3/2/2033 (a)	920,000	924,434
Assurant, Inc.:
2.65%, 1/15/2032	359,000	268,313
3.70%, 2/22/2030	1,392,000	1,202,131
4.90%, 3/27/2028 (a)	800,000	765,944
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	391,000	330,590
5.00%, 7/1/2024 (a)	423,000	416,312
Athene Holding Ltd.:
3.50%, 1/15/2031 (a)	692,000	569,987
4.13%, 1/12/2028	1,347,000	1,227,979
6.15%, 4/3/2030 (a)	1,253,000	1,256,521
6.65%, 2/1/2033	787,000	795,145
AXA SA 8.60%, 12/15/2030	998,000	1,202,331
AXIS Specialty Finance LLC 5 Year CMT + 3.19%, 4.90%, 1/15/2040 (b)	1,243,000	989,117
AXIS Specialty Finance PLC 4.00%, 12/6/2027	221,000	207,596
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	1,261,000	1,026,378
1.85%, 3/12/2030	1,534,000	1,304,207
2.30%, 3/15/2027 (a)	1,112,000	1,039,097
2.88%, 3/15/2032	1,009,000	888,727
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	2,120,000	2,042,450
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,168,000	1,073,848
5.63%, 5/15/2030	460,000	444,572
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,645,000	1,326,692
4.20%, 9/15/2024	461,000	450,609
4.20%, 3/17/2032	1,178,000	1,058,292
4.50%, 3/15/2029 (a)	466,000	439,909
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (a)	1,486,000	1,179,914
3.15%, 3/15/2025 (a)	839,000	811,581
3.35%, 5/3/2026	1,581,000	1,520,100
Cincinnati Financial Corp. 6.92%, 5/15/2028	467,000	499,499

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
CNA Financial Corp.:
2.05%, 8/15/2030	$ 464,000	$ 371,692
3.45%, 8/15/2027	876,000	814,435
4.50%, 3/1/2026	466,000	452,365
CNO Financial Group, Inc.:
5.25%, 5/30/2025 (a)	931,000	915,173
5.25%, 5/30/2029	1,455,000	1,376,415
Corebridge Financial, Inc.:
3.50%, 4/4/2025	2,315,000	2,206,126
3.65%, 4/5/2027	1,264,000	1,175,116
3.85%, 4/5/2029	2,700,000	2,437,560
3.90%, 4/5/2032 (a)	1,441,000	1,254,924
Enstar Group Ltd.:
3.10%, 9/1/2031	1,360,000	1,067,219
4.95%, 6/1/2029	947,000	883,276
Equitable Holdings, Inc.:
4.35%, 4/20/2028	1,521,000	1,424,842
5.59%, 1/11/2033 (a)	900,000	884,043
7.00%, 4/1/2028	487,000	509,256
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (e)	1,194,000	1,193,260
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	522,000	440,140
4.63%, 4/29/2030	1,106,000	1,034,962
4.85%, 4/17/2028	469,000	450,883
5.63%, 8/16/2032	1,178,000	1,141,470
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,311,000	1,028,584
3.40%, 6/15/2030 (a)	1,297,000	1,133,915
4.50%, 8/15/2028	468,000	445,330
First American Financial Corp.:
2.40%, 8/15/2031	1,349,000	1,026,414
4.00%, 5/15/2030	667,000	585,966
4.60%, 11/15/2024	447,000	437,090
Globe Life, Inc.:
2.15%, 8/15/2030	599,000	472,515
4.55%, 9/15/2028	472,000	455,820
4.80%, 6/15/2032	822,000	788,947
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	459,000	362,812
4.50%, 4/15/2026	466,000	451,204
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	713,000	615,761
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,276,000	982,954
5.17%, 6/8/2027 (a)	1,333,000	1,272,735
5.67%, 6/8/2032 (a)	1,584,000	1,505,671
Kemper Corp.:
2.40%, 9/30/2030	1,479,000	1,160,645
3.80%, 2/23/2032 (a)	483,000	400,373
4.35%, 2/15/2025	716,000	688,813
Security Description	Principal Amount	Value
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	$ 1,506,000	$ 1,244,167
3.35%, 3/9/2025	430,000	411,316
3.40%, 1/15/2031 (a)	1,505,000	1,269,919
3.40%, 3/1/2032	745,000	602,005
3.63%, 12/12/2026 (a)	496,000	460,987
3.80%, 3/1/2028 (a)	354,000	319,913
Loews Corp.:
3.20%, 5/15/2030	468,000	416,230
3.75%, 4/1/2026	1,141,000	1,106,428
Manulife Financial Corp.:
2.48%, 5/19/2027 (a)	1,345,000	1,232,692
3.70%, 3/16/2032 (a)	951,000	865,182
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (b)	1,458,000	1,364,848
4.15%, 3/4/2026	1,331,000	1,289,380
Markel Group, Inc. 3.35%, 9/17/2029	472,000	422,563
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,239,000	1,030,452
2.38%, 12/15/2031	502,000	410,782
3.50%, 3/10/2025	796,000	772,072
3.75%, 3/14/2026	1,100,000	1,066,692
4.38%, 3/15/2029	938,000	911,426
5.75%, 11/1/2032	642,000	674,954
Mercury General Corp. 4.40%, 3/15/2027	603,000	570,094
MetLife, Inc.:
3.00%, 3/1/2025	705,000	681,256
3.60%, 11/13/2025 (a)	1,437,000	1,383,500
4.55%, 3/23/2030 (a)	1,483,000	1,451,605
6.50%, 12/15/2032 (a)	1,043,000	1,150,648
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	16,018
Old Republic International Corp.:
3.88%, 8/26/2026	463,000	436,637
4.88%, 10/1/2024	473,000	465,531
PartnerRe Finance B LLC 3.70%, 7/2/2029	1,216,000	1,116,020
Primerica, Inc. 2.80%, 11/19/2031	464,000	383,812
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	1,514,000	1,229,974
3.10%, 11/15/2026	1,064,000	983,519
3.40%, 5/15/2025	548,000	524,546
3.70%, 5/15/2029	468,000	429,259
5.38%, 3/15/2033	875,000	869,269
Progressive Corp.:
2.45%, 1/15/2027	582,000	534,456
2.50%, 3/15/2027	465,000	427,265
3.20%, 3/26/2030	1,381,000	1,238,854
4.00%, 3/1/2029 (a)	539,000	516,556
4.95%, 6/15/2033 (a)	1,339,000	1,329,132

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.63%, 3/1/2029	$ 1,495,000	$ 1,613,539
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026 (a)	1,358,000	1,241,687
Series MTN, 2.10%, 3/10/2030 (a)	1,007,000	850,583
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (b)	2,014,000	1,690,693
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,299,000	1,191,209
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (a) (b)	805,000	724,089
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	1,273,000	1,243,314
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	717,000	688,851
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	2,463,000	2,355,933
5 Year CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	2,435,000	2,451,972
Prudential Funding Asia PLC:
3.13%, 4/14/2030	1,498,000	1,324,951
3.63%, 3/24/2032	499,000	444,340
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	1,283,000	1,101,828
3.90%, 5/15/2029 (a)	632,000	575,430
3.95%, 9/15/2026	90,000	84,976
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	405,000	376,399
3.70%, 4/1/2025	1,259,000	1,215,124
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	815,000	724,502
5.75%, 6/5/2033	2,502,000	2,450,509
Stewart Information Services Corp. 3.60%, 11/15/2031	1,263,000	963,189
Travelers Property Casualty Corp. 6.38%, 3/15/2033	44,000	48,559
Trinity Acquisition PLC 4.40%, 3/15/2026	465,000	448,432
Unum Group 4.00%, 6/15/2029	470,000	432,311
Willis North America, Inc.:
2.95%, 9/15/2029	1,237,000	1,066,269
4.50%, 9/15/2028	723,000	689,388
4.65%, 6/15/2027	831,000	807,715
5.35%, 5/15/2033	1,616,000	1,576,521
		146,867,356
INTERNET — 1.9%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	2,870,000	2,333,941
Security Description	Principal Amount	Value
3.40%, 12/6/2027	$ 2,739,000	$ 2,544,449
3.60%, 11/28/2024	3,905,000	3,781,016
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	1,192,000	1,090,632
0.80%, 8/15/2027	900,000	779,400
1.10%, 8/15/2030 (a)	3,560,000	2,879,542
2.00%, 8/15/2026	2,174,000	2,011,907
Amazon.com, Inc.:
0.80%, 6/3/2025 (a)	1,571,000	1,452,405
1.00%, 5/12/2026	4,728,000	4,251,465
1.20%, 6/3/2027	2,406,000	2,112,155
1.50%, 6/3/2030	3,076,000	2,529,948
1.65%, 5/12/2028 (a)	2,100,000	1,835,106
2.10%, 5/12/2031 (a)	4,030,000	3,387,658
2.80%, 8/22/2024	2,090,000	2,032,504
3.15%, 8/22/2027	5,484,000	5,160,444
3.30%, 4/13/2027	2,549,000	2,430,573
3.45%, 4/13/2029 (a)	2,741,000	2,581,830
3.60%, 4/13/2032 (a)	2,737,000	2,551,021
3.80%, 12/5/2024	1,220,000	1,197,406
4.55%, 12/1/2027 (a)	2,844,000	2,825,542
4.60%, 12/1/2025 (a)	2,816,000	2,794,965
4.65%, 12/1/2029 (a)	1,408,000	1,411,675
4.70%, 11/29/2024	1,394,000	1,386,082
4.70%, 12/1/2032 (a)	4,812,000	4,847,898
5.20%, 12/3/2025	1,302,000	1,305,919
Baidu, Inc.:
1.63%, 2/23/2027 (a)	510,000	448,321
1.72%, 4/9/2026 (a)	1,079,000	975,135
2.38%, 10/9/2030	983,000	813,668
2.38%, 8/23/2031	466,000	378,853
3.08%, 4/7/2025 (a)	1,593,000	1,519,642
3.43%, 4/7/2030 (a)	503,000	451,055
3.63%, 7/6/2027 (a)	1,525,000	1,432,311
4.13%, 6/30/2025 (a)	469,000	454,072
4.38%, 3/29/2028 (a)	1,027,000	984,585
4.88%, 11/14/2028 (a)	1,123,000	1,097,104
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	1,077,000	1,012,498
3.60%, 6/1/2026 (a)	1,113,000	1,073,455
3.65%, 3/15/2025	1,029,000	999,313
4.63%, 4/13/2030	1,810,000	1,765,148
eBay, Inc.:
1.40%, 5/10/2026	165,000	149,033
1.90%, 3/11/2025	1,318,000	1,239,737
2.60%, 5/10/2031 (a)	452,000	377,922
2.70%, 3/11/2030 (a)	1,454,000	1,249,219
3.45%, 8/1/2024	471,000	460,619
3.60%, 6/5/2027	934,000	884,358
5.90%, 11/22/2025 (a)	1,258,000	1,272,542
5.95%, 11/22/2027	1,054,000	1,079,612
6.30%, 11/22/2032 (a)	741,000	778,257
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	1,172,000	991,934
3.25%, 2/15/2030 (a)	1,394,000	1,212,613

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.80%, 2/15/2028 (a)	$ 1,639,000	$ 1,534,465
4.63%, 8/1/2027	1,496,000	1,451,674
5.00%, 2/15/2026	1,078,000	1,063,878
JD.com, Inc.:
3.38%, 1/14/2030 (a)	954,000	855,395
3.88%, 4/29/2026	1,447,000	1,380,467
Meta Platforms, Inc.:
3.50%, 8/15/2027	2,775,000	2,634,835
3.85%, 8/15/2032 (a)	2,651,000	2,462,222
4.60%, 5/15/2028	2,853,000	2,823,101
4.80%, 5/15/2030 (a)	5,134,000	5,130,406
4.95%, 5/15/2033	3,404,000	3,399,132
Netflix, Inc.:
4.38%, 11/15/2026	704,000	687,984
4.88%, 4/15/2028 (a)	2,737,000	2,707,906
5.88%, 11/15/2028	3,663,000	3,797,652
6.38%, 5/15/2029 (a)	814,000	860,919
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	251,175
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	733,000	665,557
2.00%, 9/3/2030	559,000	440,716
VeriSign, Inc.:
2.70%, 6/15/2031	60,000	49,965
4.75%, 7/15/2027	833,000	817,340
5.25%, 4/1/2025	1,554,000	1,537,481
Weibo Corp.:
3.38%, 7/8/2030 (a)	1,365,000	1,090,894
3.50%, 7/5/2024	1,384,000	1,344,113
		121,603,766
INVESTMENT COMPANY SECURITY — 0.8%
Ares Capital Corp.:
2.15%, 7/15/2026	1,482,000	1,286,732
2.88%, 6/15/2027 (a)	607,000	526,409
2.88%, 6/15/2028	1,248,000	1,032,570
3.20%, 11/15/2031 (a)	1,319,000	1,008,151
3.25%, 7/15/2025	1,244,000	1,150,824
3.88%, 1/15/2026	1,357,000	1,259,215
4.25%, 3/1/2025	1,080,000	1,031,206
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,469,000	1,258,198
2.95%, 3/10/2026	682,000	605,486
Barings BDC, Inc. 3.30%, 11/23/2026	920,000	804,356
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	952,000	855,258
Blackstone Private Credit Fund:
1.75%, 9/15/2024	468,000	439,073
2.35%, 11/22/2024	1,018,000	951,901
2.63%, 12/15/2026	1,383,000	1,181,594
2.70%, 1/15/2025	825,000	770,938
3.25%, 3/15/2027	933,000	806,075
Security Description	Principal Amount	Value
4.00%, 1/15/2029	$ 1,337,000	$ 1,134,632
4.70%, 3/24/2025 (a)	1,232,000	1,186,367
7.05%, 9/29/2025	1,423,000	1,419,613
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	773,000	653,533
2.75%, 9/16/2026	801,000	699,649
2.85%, 9/30/2028	1,345,000	1,103,035
3.63%, 1/15/2026	1,276,000	1,173,205
FS KKR Capital Corp.:
1.65%, 10/12/2024	729,000	677,992
2.63%, 1/15/2027	2,473,000	2,113,995
3.13%, 10/12/2028	1,232,000	1,002,885
3.25%, 7/15/2027	1,050,000	900,606
3.40%, 1/15/2026	1,409,000	1,280,640
4.13%, 2/1/2025 (a)	973,000	924,262
4.63%, 7/15/2024	472,000	458,293
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (a)	474,000	435,497
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	601,000	504,948
2.50%, 8/24/2026	613,000	531,299
Main Street Capital Corp. 3.00%, 7/14/2026	687,000	604,416
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	463,000	434,748
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	888,000	764,719
3.50%, 2/25/2025	625,000	591,550
Owl Rock Capital Corp.:
2.63%, 1/15/2027	648,000	550,094
2.88%, 6/11/2028	1,540,000	1,254,900
3.40%, 7/15/2026	1,123,000	995,472
3.75%, 7/22/2025	1,151,000	1,065,492
4.00%, 3/30/2025	511,000	480,207
4.25%, 1/15/2026	794,000	735,101
Owl Rock Capital Corp. III 3.13%, 4/13/2027	443,000	375,332
OWL Rock Core Income Corp.:
3.13%, 9/23/2026	759,000	656,952
4.70%, 2/8/2027	997,000	906,512
5.50%, 3/21/2025	2,275,000	2,192,554
7.75%, 9/16/2027 (e)	921,000	911,790
7.95%, 6/13/2028 (e)	1,574,000	1,577,793
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	1,327,000	1,099,990
Prospect Capital Corp.:
3.36%, 11/15/2026	1,281,000	1,078,948
3.44%, 10/15/2028	658,000	506,818
3.71%, 1/22/2026 (a)	1,178,000	1,043,366

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (a)	$ 993,000	$ 869,928
3.88%, 11/1/2024	483,000	466,375
		50,331,494
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	1,414,000	1,380,347
6.55%, 11/29/2027	2,818,000	2,895,861
6.80%, 11/29/2032	1,635,000	1,679,505
Nucor Corp.:
2.00%, 6/1/2025	1,013,000	947,347
2.70%, 6/1/2030	816,000	708,435
3.95%, 5/23/2025	1,185,000	1,149,723
3.95%, 5/1/2028	769,000	730,527
4.30%, 5/23/2027	1,457,000	1,416,656
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	493,000	450,533
2.15%, 8/15/2030	921,000	751,398
Steel Dynamics, Inc.:
2.40%, 6/15/2025	1,027,000	960,337
2.80%, 12/15/2024	622,000	593,923
3.45%, 4/15/2030	1,195,000	1,063,191
5.00%, 12/15/2026	1,007,000	990,928
Vale Overseas Ltd. 3.75%, 7/8/2030	1,990,000	1,754,165
		17,472,876
IT SERVICES — 0.3%
Apple, Inc.:
4.00%, 5/10/2028 (a)	2,904,000	2,854,748
4.15%, 5/10/2030 (a)	6,297,000	6,198,452
4.30%, 5/10/2033 (a)	5,710,000	5,681,164
4.42%, 5/8/2026 (a)	2,759,000	2,746,502
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	2,317,000	2,294,873
		19,775,739
LEISURE TIME — 0.1%
Brunswick Corp.:
0.85%, 8/18/2024	1,365,000	1,287,714
2.40%, 8/18/2031 (a)	896,000	687,366
4.40%, 9/15/2032 (a)	639,000	556,818
Harley-Davidson, Inc. 3.50%, 7/28/2025	1,420,000	1,361,539
		3,893,437
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,100,000	949,575
3.70%, 1/15/2031	950,000	802,845
Hyatt Hotels Corp.:
4.38%, 9/15/2028	1,161,000	1,096,855
Security Description	Principal Amount	Value
4.85%, 3/15/2026	$ 1,164,000	$ 1,140,557
5.38%, 4/23/2025	757,000	749,536
5.75%, 1/30/2027	1,125,000	1,122,334
5.75%, 4/23/2030	1,438,000	1,442,745
Marriott International, Inc.:
Series HH, 2.85%, 4/15/2031	1,595,000	1,341,220
Series R, 3.13%, 6/15/2026	1,371,000	1,287,849
Series GG, 3.50%, 10/15/2032	473,000	408,450
3.75%, 3/15/2025	492,000	476,359
3.75%, 10/1/2025	908,000	872,524
Series X, 4.00%, 4/15/2028	647,000	610,645
Series FF, 4.63%, 6/15/2030	1,612,000	1,543,651
Series AA, 4.65%, 12/1/2028	218,000	211,244
4.90%, 4/15/2029	1,338,000	1,302,008
5.00%, 10/15/2027	1,892,000	1,878,169
Series EE, 5.75%, 5/1/2025	1,369,000	1,372,628
		18,609,194
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	470,000	454,462
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025 (a)	1,079,000	977,822
0.90%, 3/2/2026	1,058,000	951,957
Series MTN, 1.10%, 9/14/2027 (a)	990,000	856,786
Series MTN, 1.15%, 9/14/2026	3,000	2,668
Series MTN, 1.45%, 5/15/2025	873,000	814,841
2.40%, 8/9/2026 (a)	586,000	544,488
3.40%, 5/13/2025 (a)	1,508,000	1,461,011
3.65%, 8/12/2025	2,095,000	2,033,658
4.35%, 5/15/2026	1,400,000	1,378,118
4.80%, 1/6/2026	1,319,000	1,315,966
4.90%, 1/17/2025	1,347,000	1,341,235
5.40%, 3/10/2025	7,622,000	7,641,817
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	2,012,000	1,809,170
2.60%, 4/9/2030	1,425,000	1,265,557
Oshkosh Corp.:
3.10%, 3/1/2030	630,000	550,847
4.60%, 5/15/2028	1,574,000	1,517,918
		24,918,321
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	623,000	551,517

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.88%, 1/15/2026 (a)	$ 1,515,000	$ 1,383,528
3.95%, 5/23/2025	900,000	871,065
5.45%, 10/14/2025	1,391,000	1,382,584
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	596,000	560,014
Deere & Co.:
3.10%, 4/15/2030	1,137,000	1,039,309
5.38%, 10/16/2029	982,000	1,013,434
7.13%, 3/3/2031	389,000	449,840
Dover Corp.:
2.95%, 11/4/2029	543,000	477,362
3.15%, 11/15/2025	2,071,000	1,960,574
Flowserve Corp.:
2.80%, 1/15/2032	815,000	649,270
3.50%, 10/1/2030	1,393,000	1,191,907
IDEX Corp.:
2.63%, 6/15/2031	452,000	378,030
3.00%, 5/1/2030	1,516,000	1,332,200
John Deere Capital Corp.:
Series MTN, 0.63%, 9/10/2024	446,000	421,608
Series MTN, 0.70%, 1/15/2026	1,362,000	1,225,364
1.05%, 6/17/2026	688,000	618,484
Series MTN, 1.25%, 1/10/2025	465,000	438,602
Series MTN, 1.30%, 10/13/2026	492,000	437,718
1.45%, 1/15/2031	615,000	490,985
Series MTN, 1.50%, 3/6/2028	733,000	632,550
Series MTN, 1.70%, 1/11/2027	761,000	688,119
Series MTN, 1.75%, 3/9/2027	616,000	554,455
Series MTN, 2.05%, 1/9/2025	467,000	445,060
2.13%, 3/7/2025	1,386,000	1,318,211
Series MTN, 2.25%, 9/14/2026 (a)	466,000	429,228
2.35%, 3/8/2027	4,000	3,662
Series MTN, 2.45%, 1/9/2030	1,355,000	1,189,744
Series MTN, 2.65%, 6/10/2026 (a)	11,000	10,362
Series MTN, 2.80%, 7/18/2029	926,000	830,576
Series MTN, 3.05%, 1/6/2028 (a)	457,000	428,707
3.35%, 4/18/2029	1,329,000	1,236,156
3.40%, 6/6/2025	1,259,000	1,219,404
Series MTN, 3.40%, 9/11/2025	1,450,000	1,395,828
Series MTN, 3.45%, 3/13/2025	1,297,000	1,259,906
Security Description	Principal Amount	Value
Series MTN, 3.45%, 3/7/2029	$ 1,109,000	$ 1,037,525
3.90%, 6/7/2032	70,000	66,106
4.05%, 9/8/2025	946,000	925,670
4.55%, 10/11/2024	711,000	704,509
4.70%, 6/10/2030	1,493,000	1,483,400
4.75%, 6/8/2026	824,000	822,319
4.75%, 1/20/2028	99,000	98,851
4.80%, 1/9/2026	1,352,000	1,347,511
Series MTN, 4.85%, 10/11/2029	738,000	739,255
4.90%, 3/3/2028	953,000	959,080
4.95%, 6/6/2025 (a)	599,000	597,700
Series FXD, 5.05%, 3/3/2026	9,663,000	9,694,405
5.15%, 3/3/2025	3,494,000	3,496,621
nVent Finance Sarl:
2.75%, 11/15/2031	777,000	620,598
4.55%, 4/15/2028	1,342,000	1,258,219
5.65%, 5/15/2033	1,651,000	1,626,846
Otis Worldwide Corp.:
2.06%, 4/5/2025 (a)	1,107,000	1,043,757
2.29%, 4/5/2027	759,000	689,149
Rockwell Automation, Inc.:
2.88%, 3/1/2025	952,000	916,100
3.50%, 3/1/2029 (a)	791,000	744,568
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	1,452,000	1,378,471
3.45%, 11/15/2026	1,159,000	1,084,731
4.95%, 9/15/2028	1,418,000	1,373,532
Xylem, Inc. 2.25%, 1/30/2031	813,000	675,213
		61,899,499
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,037,000	1,696,475
2.80%, 4/1/2031	6,003,000	4,838,298
3.75%, 2/15/2028	1,811,000	1,662,245
4.20%, 3/15/2028	1,235,000	1,158,084
4.91%, 7/23/2025	5,791,000	5,679,002
5.05%, 3/30/2029	1,458,000	1,390,232
Comcast Corp.:
1.50%, 2/15/2031 (a)	2,138,000	1,701,677
1.95%, 1/15/2031 (a)	1,831,000	1,497,007
2.35%, 1/15/2027	1,726,000	1,586,125
2.65%, 2/1/2030	2,251,000	1,970,255
3.15%, 3/1/2026	2,336,000	2,238,939
3.15%, 2/15/2028 (a)	1,439,000	1,343,148
3.30%, 2/1/2027	1,439,000	1,366,100
3.30%, 4/1/2027	1,352,000	1,278,803
3.38%, 8/15/2025	1,784,000	1,722,381

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.40%, 4/1/2030	$ 2,086,000	$ 1,918,035
3.55%, 5/1/2028 (a)	1,443,000	1,367,243
3.95%, 10/15/2025	3,654,000	3,560,640
4.15%, 10/15/2028	4,980,000	4,825,520
4.25%, 10/15/2030	1,811,000	1,744,138
4.25%, 1/15/2033	1,869,000	1,777,101
4.55%, 1/15/2029	1,924,000	1,890,542
4.65%, 2/15/2033 (a)	1,315,000	1,306,203
4.80%, 5/15/2033	4,487,000	4,440,560
5.25%, 11/7/2025	1,401,000	1,408,509
5.35%, 11/15/2027	1,381,000	1,407,156
5.50%, 11/15/2032	1,387,000	1,441,329
Discovery Communications LLC:
3.45%, 3/15/2025	466,000	445,999
3.63%, 5/15/2030 (a)	1,370,000	1,201,065
3.90%, 11/15/2024	1,648,000	1,598,972
3.95%, 6/15/2025	936,000	899,945
3.95%, 3/20/2028	2,139,000	1,991,345
4.13%, 5/15/2029	1,124,000	1,030,416
4.90%, 3/11/2026	1,323,000	1,297,704
FactSet Research Systems, Inc. 3.45%, 3/1/2032	660,000	563,838
Fox Corp.:
3.05%, 4/7/2025	264,000	252,759
3.50%, 4/8/2030	1,647,000	1,481,987
4.71%, 1/25/2029 (a)	2,363,000	2,297,970
Grupo Televisa SAB:
4.63%, 1/30/2026	468,000	453,782
8.50%, 3/11/2032	1,518,000	1,792,530
Paramount Global:
2.90%, 1/15/2027	1,456,000	1,309,687
3.38%, 2/15/2028	1,255,000	1,115,846
3.70%, 6/1/2028	1,323,000	1,177,496
4.00%, 1/15/2026	1,000,000	953,000
4.20%, 6/1/2029 (a)	1,073,000	956,923
4.20%, 5/19/2032 (a)	1,462,000	1,225,580
4.75%, 5/15/2025	1,415,000	1,381,648
4.95%, 1/15/2031 (a)	2,540,000	2,294,357
7.88%, 7/30/2030	1,077,000	1,137,754
TCI Communications, Inc.:
7.13%, 2/15/2028	1,293,000	1,402,440
7.88%, 2/15/2026	522,000	555,747
Thomson Reuters Corp. 3.35%, 5/15/2026	1,358,000	1,291,485
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	5,962,000	5,443,843
Series MTN, 2.95%, 6/15/2027 (a)	989,000	924,834
3.00%, 2/13/2026	897,000	856,366
Series GMTN, 3.15%, 9/17/2025	1,004,000	963,730
Series B, 7.00%, 3/1/2032	559,000	638,713
Security Description	Principal Amount	Value
Walt Disney Co.:
1.75%, 8/30/2024	$ 1,022,000	$ 979,056
1.75%, 1/13/2026	1,768,000	1,637,097
2.00%, 9/1/2029 (a)	2,972,000	2,529,499
2.20%, 1/13/2028 (a)	1,063,000	961,909
2.65%, 1/13/2031	3,908,500	3,401,138
3.35%, 3/24/2025 (a)	1,095,000	1,060,978
3.38%, 11/15/2026	507,000	482,441
3.70%, 9/15/2024	392,000	383,764
3.70%, 10/15/2025	1,243,000	1,205,983
3.70%, 3/23/2027 (a)	844,000	815,810
3.80%, 3/22/2030 (a)	2,065,000	1,952,065
4.00%, 10/1/2023	357,000	355,422
6.55%, 3/15/2033	1,184,000	1,320,444
		114,239,114
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 3.25%, 6/15/2025	1,099,000	1,061,480
Timken Co.:
3.88%, 9/1/2024	980,000	957,186
4.13%, 4/1/2032	888,000	798,499
4.50%, 12/15/2028	878,000	836,119
		3,653,284
MINING — 0.4%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,535,000	1,342,465
3.75%, 10/1/2030	934,000	796,711
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,334,000	1,325,276
4.88%, 2/27/2026	1,480,000	1,472,363
4.90%, 2/28/2033 (a)	1,451,000	1,444,587
6.42%, 3/1/2026	791,000	812,096
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,185,000	1,112,679
4.25%, 3/1/2030	1,206,000	1,111,510
4.38%, 8/1/2028	1,442,000	1,360,715
4.55%, 11/14/2024	879,000	865,973
4.63%, 8/1/2030 (a)	969,000	915,201
5.00%, 9/1/2027	1,218,000	1,190,814
5.25%, 9/1/2029 (a)	60,000	58,942
Kinross Gold Corp.:
4.50%, 7/15/2027 (a)	1,324,000	1,268,140
6.25%, 7/15/2033 (e)	1,000,000	988,410
Newmont Corp.:
2.25%, 10/1/2030	1,446,000	1,187,412
2.60%, 7/15/2032	1,255,000	1,024,645
2.80%, 10/1/2029	1,837,000	1,583,200
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031 (a)	894,000	1,024,140
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,409,000	1,554,733

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Rio Tinto Finance USA PLC 5.00%, 3/9/2033	$ 1,667,000	$ 1,681,236
Southern Copper Corp. 3.88%, 4/23/2025	790,000	767,414
Yamana Gold, Inc. 2.63%, 8/15/2031	1,723,000	1,343,130
		26,231,792
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025 (a)	699,000	659,660
2.38%, 8/26/2029 (a)	1,289,000	1,106,955
2.65%, 4/15/2025	927,000	882,272
2.88%, 10/15/2027 (a)	1,721,000	1,575,249
3.05%, 4/15/2030 (a)	1,560,000	1,407,463
Series MTN, 3.38%, 3/1/2029 (a)	1,576,000	1,446,122
Series MTN, 3.63%, 9/14/2028 (a)	490,000	456,543
Carlisle Cos., Inc.:
2.20%, 3/1/2032	50,000	39,470
2.75%, 3/1/2030	1,514,000	1,290,927
3.50%, 12/1/2024	454,000	438,373
3.75%, 12/1/2027	710,000	673,854
Eaton Corp.:
3.10%, 9/15/2027	2,410,000	2,260,676
4.00%, 11/2/2032	2,000	1,884
4.15%, 3/15/2033 (a)	540,000	512,941
4.35%, 5/18/2028 (a)	1,083,000	1,063,430
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	475,000	451,041
General Electric Co.:
3.45%, 5/1/2027	500	468
Series A, 6.75%, 3/15/2032 (a)	2,179,000	2,457,977
Illinois Tool Works, Inc. 2.65%, 11/15/2026	690,000	646,337
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (a)	455,000	427,832
3.25%, 6/14/2029	1,384,000	1,259,398
Series MTN, 3.30%, 11/21/2024	896,000	865,652
4.25%, 9/15/2027	1,991,000	1,931,409
4.50%, 9/15/2029	666,500	648,071
Pentair Finance Sarl:
4.50%, 7/1/2029	468,000	440,407
5.90%, 7/15/2032	1,338,000	1,352,865
Teledyne Technologies, Inc.:
1.60%, 4/1/2026 (a)	1,319,000	1,191,070
2.25%, 4/1/2028	1,365,000	1,190,730
2.75%, 4/1/2031	1,178,000	984,620
Textron, Inc.:
2.45%, 3/15/2031 (a)	3,440,000	2,835,179
3.00%, 6/1/2030	1,462,000	1,275,917
3.38%, 3/1/2028	1,118,000	1,019,896
Security Description	Principal Amount	Value
3.88%, 3/1/2025	$ 25,000	$ 24,276
3.90%, 9/17/2029 (a)	1,064,000	976,965
4.00%, 3/15/2026	945,000	912,331
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028	947,000	896,970
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026 (a)	887,000	846,473
3.55%, 11/1/2024	568,000	551,057
		37,002,760
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,378,000	1,239,759
3.25%, 2/15/2029	1,410,000	1,217,112
3.28%, 12/1/2028	1,434,000	1,245,917
3.57%, 12/1/2031	1,501,000	1,267,835
4.13%, 5/1/2025	870,000	841,186
4.25%, 4/1/2028	1,060,000	974,956
5.50%, 12/1/2024	498,000	494,638
		7,281,403
OIL & GAS — 2.9%
Apache Corp.:
4.25%, 1/15/2030 (a)	976,000	868,952
4.38%, 10/15/2028	500,000	455,410
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,500,000	1,228,365
2.72%, 1/12/2032 (a)	2,139,000	1,818,150
3.02%, 1/16/2027 (a)	1,244,000	1,171,039
3.12%, 5/4/2026 (a)	3,191,000	3,038,183
3.41%, 2/11/2026	1,470,000	1,413,214
3.54%, 4/6/2027 (a)	1,157,000	1,105,571
3.59%, 4/14/2027	1,148,000	1,098,441
3.63%, 4/6/2030	1,452,000	1,354,150
3.80%, 9/21/2025	1,325,000	1,291,252
3.94%, 9/21/2028	2,982,000	2,857,472
4.23%, 11/6/2028 (a)	3,165,000	3,077,424
4.81%, 2/13/2033	2,921,000	2,881,041
BP Capital Markets PLC:
3.28%, 9/19/2027	1,551,000	1,462,314
3.72%, 11/28/2028	2,174,000	2,058,104
Burlington Resources LLC:
7.20%, 8/15/2031	1,034,000	1,180,921
7.40%, 12/1/2031	1,279,000	1,478,908
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,814,000	1,690,721
2.95%, 7/15/2030	1,298,000	1,115,852
3.85%, 6/1/2027	9,000	8,502
6.45%, 6/30/2033	64,000	66,057
7.20%, 1/15/2032	1,334,000	1,453,033

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (a)	$ 1,350,000	$ 1,089,977
4.25%, 4/15/2027 (a)	1,447,000	1,385,748
Chevron Corp.:
1.55%, 5/11/2025	2,834,000	2,657,669
2.00%, 5/11/2027	1,394,000	1,266,742
2.24%, 5/11/2030 (a)	2,345,000	2,044,230
2.95%, 5/16/2026	2,561,000	2,438,354
3.33%, 11/17/2025 (a)	648,000	626,311
Chevron USA, Inc.:
0.69%, 8/12/2025	1,212,000	1,107,926
1.02%, 8/12/2027	1,420,000	1,236,110
3.25%, 10/15/2029	782,000	723,796
3.85%, 1/15/2028	1,079,000	1,053,115
3.90%, 11/15/2024	471,000	462,856
Conoco Funding Co. 7.25%, 10/15/2031	1,348,000	1,541,829
ConocoPhillips Co. 6.95%, 4/15/2029	2,457,000	2,705,452
Continental Resources, Inc. 4.38%, 1/15/2028	1,315,000	1,234,890
Coterra Energy, Inc.:
3.90%, 5/15/2027	215,000	202,915
4.38%, 3/15/2029	817,000	762,253
Devon Energy Corp.:
4.50%, 1/15/2030	1,501,000	1,414,107
5.25%, 9/15/2024	375,000	371,974
5.85%, 12/15/2025	1,417,000	1,428,152
5.88%, 6/15/2028	718,000	715,573
7.88%, 9/30/2031	1,225,000	1,385,414
7.95%, 4/15/2032	590,000	678,158
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (a)	2,872,000	2,459,006
3.25%, 12/1/2026	72,000	67,707
3.50%, 12/1/2029 (a)	1,229,000	1,107,722
6.25%, 3/15/2033 (a)	2,479,000	2,567,327
Eni USA, Inc. 7.30%, 11/15/2027	1,178,000	1,264,182
EOG Resources, Inc.:
3.15%, 4/1/2025	452,000	435,692
4.15%, 1/15/2026	1,386,000	1,357,268
4.38%, 4/15/2030 (a)	1,134,000	1,111,048
EQT Corp.:
3.90%, 10/1/2027	1,288,000	1,194,556
5.00%, 1/15/2029	1,860,000	1,750,837
5.70%, 4/1/2028	1,468,000	1,455,595
6.13%, 2/1/2025 (a)	3,054,000	3,038,669
7.00%, 2/1/2030	1,453,000	1,521,407
Exxon Mobil Corp.:
2.28%, 8/16/2026	487,000	451,912
2.44%, 8/16/2029 (a)	9,389,000	8,355,647
2.61%, 10/15/2030	4,513,000	3,964,084
2.71%, 3/6/2025	1,836,000	1,763,349
2.99%, 3/19/2025	2,875,800	2,771,667
3.04%, 3/1/2026	2,569,000	2,457,017
Security Description	Principal Amount	Value
3.29%, 3/19/2027 (a)	$ 471,000	$ 452,198
3.48%, 3/19/2030	6,002,000	5,630,596
Helmerich & Payne, Inc. 2.90%, 9/29/2031	708,000	571,221
Hess Corp.:
3.50%, 7/15/2024	779,000	759,743
7.30%, 8/15/2031	1,652,000	1,812,723
7.88%, 10/1/2029	2,116,000	2,341,164
HF Sinclair Corp.:
4.50%, 10/1/2030	1,266,000	1,123,866
5.88%, 4/1/2026	1,407,000	1,412,431
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	7,907
Marathon Oil Corp.:
4.40%, 7/15/2027 (a)	488,000	465,791
6.80%, 3/15/2032	1,553,000	1,606,967
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,141,000	1,063,674
4.70%, 5/1/2025	1,012,000	993,096
5.13%, 12/15/2026	1,289,000	1,277,902
Occidental Petroleum Corp.:
5.50%, 12/1/2025 (a)	961,000	952,908
5.55%, 3/15/2026 (a)	3,929,000	3,877,766
5.88%, 9/1/2025	476,000	474,244
6.13%, 1/1/2031	2,447,000	2,484,464
6.38%, 9/1/2028	741,000	755,509
6.63%, 9/1/2030 (a)	3,371,000	3,502,368
7.88%, 9/15/2031	466,000	519,753
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	1,068,000	1,061,656
Ovintiv, Inc.:
5.65%, 5/15/2025	1,170,000	1,161,880
5.65%, 5/15/2028 (a)	3,401,000	3,337,945
7.20%, 11/1/2031	1,057,000	1,110,759
7.38%, 11/1/2031	781,000	837,068
8.13%, 9/15/2030	1,332,000	1,464,294
Phillips 66:
1.30%, 2/15/2026	1,324,000	1,197,624
2.15%, 12/15/2030	51,000	41,628
3.85%, 4/9/2025 (a)	1,446,000	1,406,799
3.90%, 3/15/2028	899,000	853,726
Phillips 66 Co.:
3.15%, 12/15/2029	3,782,000	3,301,232
3.55%, 10/1/2026	568,000	533,187
3.61%, 2/15/2025	1,099,000	1,060,051
4.95%, 12/1/2027	1,052,000	1,042,879
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,369,000	1,234,208
1.90%, 8/15/2030 (a)	1,846,000	1,497,494
2.15%, 1/15/2031 (a)	1,296,000	1,061,294
5.10%, 3/29/2026	1,669,000	1,660,121
Shell International Finance BV:
2.00%, 11/7/2024	1,338,000	1,281,269
2.38%, 11/7/2029 (a)	1,803,000	1,580,762

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.50%, 9/12/2026 (a)	$ 1,352,000	$ 1,260,064
2.75%, 4/6/2030	2,685,000	2,402,860
2.88%, 5/10/2026	1,409,000	1,342,636
3.25%, 5/11/2025	2,334,000	2,256,558
3.88%, 11/13/2028 (a)	4,138,000	4,005,584
Suncor Energy, Inc. 7.15%, 2/1/2032	2,237,000	2,416,407
Tosco Corp. 8.13%, 2/15/2030	615,000	715,805
TotalEnergies Capital International SA:
2.43%, 1/10/2025	922,000	884,041
3.46%, 2/19/2029 (a)	1,297,000	1,211,074
TotalEnergies Capital SA 3.88%, 10/11/2028	1,523,000	1,463,146
Valero Energy Corp.:
2.15%, 9/15/2027	755,000	669,466
2.80%, 12/1/2031 (a)	555,000	456,943
3.40%, 9/15/2026	228,000	215,143
4.00%, 4/1/2029	483,000	455,242
4.35%, 6/1/2028 (a)	37,000	35,362
7.50%, 4/15/2032	1,352,000	1,527,557
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	95,777
		182,027,151
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	2,370,000	2,137,313
3.14%, 11/7/2029 (a)	747,000	666,884
3.34%, 12/15/2027	5,938,000	5,501,795
4.49%, 5/1/2030	1,170,000	1,132,864
Halliburton Co.:
2.92%, 3/1/2030	2,569,000	2,260,771
3.80%, 11/15/2025	1,167,000	1,127,217
NOV, Inc. 3.60%, 12/1/2029 (a)	913,000	814,159
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	669,000	615,480
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	5,543,000	4,852,509
4.50%, 5/15/2028 (a)	413,000	406,681
4.85%, 5/15/2033	663,000	653,552
		20,169,225
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	705,000	666,726
4.50%, 5/15/2028	763,000	725,727
5.63%, 5/26/2033	1,378,000	1,362,332
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,382,000	1,148,801
2.69%, 5/25/2031	1,021,000	836,710
Security Description	Principal Amount	Value
3.10%, 9/15/2026	$ 399,000	$ 360,536
4.00%, 5/17/2025	1,219,000	1,179,029
AptarGroup, Inc. 3.60%, 3/15/2032	485,000	417,236
Berry Global, Inc.:
1.57%, 1/15/2026	2,760,000	2,491,010
1.65%, 1/15/2027	1,144,000	989,022
5.50%, 4/15/2028 (e)	1,715,000	1,692,191
Packaging Corp. of America:
3.00%, 12/15/2029	1,387,000	1,210,532
3.65%, 9/15/2024	469,000	457,725
Sonoco Products Co.:
1.80%, 2/1/2025	1,515,000	1,423,085
2.25%, 2/1/2027	659,000	588,434
2.85%, 2/1/2032	471,000	392,390
3.13%, 5/1/2030	1,134,000	989,098
WestRock MWV LLC:
7.95%, 2/15/2031	405,000	460,505
8.20%, 1/15/2030	745,000	854,262
WRKCo, Inc.:
3.00%, 9/15/2024	1,490,000	1,436,241
3.38%, 9/15/2027	468,000	429,718
3.75%, 3/15/2025	907,000	873,631
3.90%, 6/1/2028	1,949,000	1,817,306
4.00%, 3/15/2028	1,000,000	931,490
4.65%, 3/15/2026	1,113,000	1,080,679
4.90%, 3/15/2029 (a)	1,993,000	1,927,729
		26,742,145
PHARMACEUTICALS — 4.2%
AbbVie, Inc.:
2.60%, 11/21/2024	4,794,000	4,599,891
2.95%, 11/21/2026	5,141,000	4,804,316
3.20%, 5/14/2026	2,371,000	2,247,281
3.20%, 11/21/2029	6,904,000	6,239,490
3.60%, 5/14/2025	7,433,000	7,186,745
3.80%, 3/15/2025	3,399,000	3,305,867
4.25%, 11/14/2028	1,932,000	1,874,658
AmerisourceBergen Corp.:
2.70%, 3/15/2031 (a)	946,000	806,512
2.80%, 5/15/2030	619,000	537,131
3.25%, 3/1/2025	1,381,000	1,327,528
3.45%, 12/15/2027 (a)	575,000	538,269
Astrazeneca Finance LLC:
1.20%, 5/28/2026 (a)	1,421,000	1,282,154
2.25%, 5/28/2031	974,000	821,803
4.88%, 3/3/2028	2,344,000	2,343,015
4.88%, 3/3/2033	1,213,000	1,230,115
4.90%, 3/3/2030 (a)	6,010,000	6,018,594
AstraZeneca PLC:
0.70%, 4/8/2026	1,356,000	1,211,600
1.38%, 8/6/2030 (a)	1,243,000	999,285
3.13%, 6/12/2027	1,004,000	944,152
3.38%, 11/16/2025	6,661,000	6,402,487
4.00%, 1/17/2029	150,000	145,033

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Becton Dickinson & Co.:
1.96%, 2/11/2031	$ 12,000	$ 9,722
2.82%, 5/20/2030	1,405,000	1,228,349
3.70%, 6/6/2027 (a)	2,040,000	1,939,102
3.73%, 12/15/2024	1,191,000	1,156,878
4.30%, 8/22/2032	442,000	419,599
4.69%, 2/13/2028	1,415,000	1,395,614
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	1,656,000	1,504,592
1.45%, 11/13/2030 (a)	2,017,000	1,620,175
2.90%, 7/26/2024	2,426,000	2,362,196
2.95%, 3/15/2032 (a)	2,385,000	2,106,599
3.20%, 6/15/2026 (a)	1,682,000	1,610,179
3.25%, 2/27/2027	978,000	937,237
3.40%, 7/26/2029	2,240,000	2,078,451
3.45%, 11/15/2027 (a)	1,150,000	1,101,838
3.90%, 2/20/2028 (a)	3,013,000	2,925,322
Cardinal Health, Inc.:
3.41%, 6/15/2027	1,208,000	1,138,069
3.50%, 11/15/2024	550,000	532,152
3.75%, 9/15/2025	1,337,000	1,288,012
Cigna Group:
1.25%, 3/15/2026	1,487,000	1,336,099
2.38%, 3/15/2031	1,324,000	1,111,233
2.40%, 3/15/2030	2,305,000	1,958,305
3.05%, 10/15/2027 (a)	818,000	754,343
3.25%, 4/15/2025	1,233,000	1,182,336
3.40%, 3/1/2027	790,000	744,267
4.13%, 11/15/2025	2,580,000	2,512,456
4.38%, 10/15/2028	5,164,000	4,995,705
4.50%, 2/25/2026	971,000	951,192
5.40%, 3/15/2033 (a)	2,343,000	2,381,847
5.69%, 3/15/2026	2,012,000	2,014,435
CVS Health Corp.:
1.30%, 8/21/2027	2,375,000	2,046,252
1.75%, 8/21/2030	1,327,000	1,059,318
1.88%, 2/28/2031	976,000	774,973
2.13%, 9/15/2031 (a)	1,897,000	1,522,589
2.88%, 6/1/2026 (a)	1,946,000	1,830,875
3.00%, 8/15/2026	1,250,000	1,171,850
3.25%, 8/15/2029	1,817,000	1,630,739
3.38%, 8/12/2024 (a)	723,000	704,831
3.63%, 4/1/2027	1,211,000	1,149,191
3.75%, 4/1/2030	3,948,000	3,620,948
3.88%, 7/20/2025	3,100,000	3,014,316
4.10%, 3/25/2025	987,000	966,046
4.30%, 3/25/2028	5,867,000	5,657,841
5.00%, 2/20/2026	1,932,000	1,924,002
5.00%, 1/30/2029	5,179,000	5,129,644
5.13%, 2/21/2030	2,119,000	2,105,438
5.25%, 1/30/2031 (a)	958,000	954,350
5.25%, 2/21/2033	4,635,000	4,617,294
5.30%, 6/1/2033 (a)	809,000	807,592
6.25%, 6/1/2027	1,050,000	1,089,133
Security Description	Principal Amount	Value
Eli Lilly & Co.:
2.75%, 6/1/2025	$ 657,000	$ 631,180
3.10%, 5/15/2027 (a)	485,000	461,322
3.38%, 3/15/2029 (a)	520,000	489,336
4.70%, 2/27/2033	2,724,000	2,757,696
5.50%, 3/15/2027	718,000	745,298
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	286,000	265,560
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025 (a)	1,111,000	1,080,436
3.88%, 5/15/2028 (a)	2,195,000	2,112,205
Johnson & Johnson:
0.55%, 9/1/2025	976,000	891,849
0.95%, 9/1/2027 (a)	417,000	364,375
1.30%, 9/1/2030	3,468,000	2,847,713
2.45%, 3/1/2026	2,969,000	2,803,864
2.63%, 1/15/2025 (a)	885,000	856,007
2.90%, 1/15/2028 (a)	1,769,000	1,666,416
2.95%, 3/3/2027 (a)	464,000	442,545
4.95%, 5/15/2033	838,000	882,984
6.95%, 9/1/2029	882,000	1,017,828
McKesson Corp.:
0.90%, 12/3/2025	715,000	641,176
1.30%, 8/15/2026	535,000	475,481
3.95%, 2/16/2028	1,319,000	1,268,680
4.90%, 7/15/2028	651,000	647,940
5.25%, 2/15/2026	466,000	464,448
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,144,000	1,116,258
Merck & Co., Inc.:
0.75%, 2/24/2026	1,459,000	1,318,265
1.45%, 6/24/2030	1,450,000	1,182,953
1.70%, 6/10/2027 (a)	664,000	594,639
1.90%, 12/10/2028 (a)	2,387,000	2,085,021
2.15%, 12/10/2031	2,198,000	1,822,340
2.75%, 2/10/2025	2,746,000	2,645,936
3.40%, 3/7/2029	2,278,000	2,135,192
4.30%, 5/17/2030 (a)	2,774,000	2,714,498
4.50%, 5/17/2033 (a)	3,478,000	3,451,776
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	951,000	1,012,596
Mylan, Inc. 4.55%, 4/15/2028	1,411,000	1,332,040
Novartis Capital Corp.:
1.75%, 2/14/2025	1,158,000	1,097,842
2.00%, 2/14/2027 (a)	1,326,000	1,215,385
2.20%, 8/14/2030	3,325,000	2,878,087
3.00%, 11/20/2025	1,446,000	1,383,634
3.10%, 5/17/2027	921,000	877,833
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	8,843,000	8,734,939
4.45%, 5/19/2028 (a)	8,791,000	8,646,564
4.65%, 5/19/2025 (a)	1,851,000	1,834,100
4.65%, 5/19/2030	8,341,000	8,243,077
4.75%, 5/19/2033	6,987,000	6,963,594

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Pfizer, Inc.:
0.80%, 5/28/2025	$ 992,000	$ 917,025
1.70%, 5/28/2030 (a)	1,529,000	1,270,125
1.75%, 8/18/2031 (a)	799,000	649,659
2.63%, 4/1/2030 (a)	1,403,000	1,246,818
2.75%, 6/3/2026 (a)	1,614,000	1,525,553
3.00%, 12/15/2026	2,899,000	2,740,251
3.45%, 3/15/2029 (a)	2,119,000	1,994,615
3.60%, 9/15/2028 (a)	1,415,000	1,357,763
Pharmacia LLC 6.60%, 12/1/2028	3,369,000	3,630,973
Sanofi 3.63%, 6/19/2028	1,342,000	1,293,715
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	4,277,000	4,014,307
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	2,730,000	2,269,777
5.00%, 11/26/2028	1,657,000	1,647,804
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,567,000	2,437,700
Viatris, Inc.:
1.65%, 6/22/2025	1,362,000	1,253,789
2.30%, 6/22/2027	1,308,000	1,143,087
2.70%, 6/22/2030 (a)	2,722,000	2,204,167
Zoetis, Inc.:
2.00%, 5/15/2030	970,000	809,572
3.00%, 9/12/2027	431,000	401,485
3.90%, 8/20/2028	928,000	890,620
4.50%, 11/13/2025	1,098,000	1,079,411
5.40%, 11/14/2025	1,203,000	1,206,489
5.60%, 11/16/2032	1,384,000	1,446,723
		266,471,788
PIPELINES — 2.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,427
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,334,000	1,146,653
4.45%, 7/15/2027	1,593,000	1,520,837
4.80%, 5/3/2029	900,000	863,478
4.95%, 12/15/2024	1,556,000	1,529,112
5.95%, 6/1/2026	1,410,000	1,421,280
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (a)	1,632,000	1,480,420
5.13%, 6/30/2027	2,519,000	2,478,016
5.88%, 3/31/2025	2,660,000	2,649,573
Cheniere Energy Partners LP:
3.25%, 1/31/2032	2,028,000	1,673,201
4.00%, 3/1/2031	1,671,000	1,471,717
4.50%, 10/1/2029	1,859,000	1,707,231
5.95%, 6/30/2033 (e)	1,427,000	1,432,765
Security Description	Principal Amount	Value
Cheniere Energy, Inc. 4.63%, 10/15/2028	$ 1,362,000	$ 1,273,824
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,474,000	1,442,044
DCP Midstream Operating LP:
5.13%, 5/15/2029	1,407,000	1,375,736
5.38%, 7/15/2025	787,000	779,264
5.63%, 7/15/2027	1,140,000	1,139,738
8.13%, 8/16/2030	480,000	541,272
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	835,000	728,037
Enbridge Energy Partners LP 5.88%, 10/15/2025	1,083,000	1,087,050
Enbridge, Inc.:
1.60%, 10/4/2026	1,860,000	1,657,688
2.50%, 1/15/2025 (a)	1,329,000	1,265,288
2.50%, 2/14/2025	1,335,000	1,270,172
3.13%, 11/15/2029	1,569,000	1,387,027
3.70%, 7/15/2027	877,000	828,993
4.25%, 12/1/2026	2,407,000	2,322,129
5.97%, 3/8/2026	1,220,000	1,221,842
Energy Transfer LP:
2.90%, 5/15/2025	1,489,000	1,413,478
3.75%, 5/15/2030	1,368,000	1,236,699
3.90%, 7/15/2026	1,416,000	1,346,913
4.00%, 10/1/2027	1,382,000	1,297,021
4.15%, 9/15/2029	1,109,000	1,021,744
4.40%, 3/15/2027	1,314,000	1,257,958
4.75%, 1/15/2026	1,216,000	1,189,394
4.95%, 5/15/2028 (a)	1,408,000	1,364,493
4.95%, 6/15/2028	1,473,000	1,432,257
5.25%, 4/15/2029	1,819,000	1,775,544
5.50%, 6/1/2027	1,400,000	1,393,840
5.55%, 2/15/2028	1,461,000	1,459,042
5.75%, 2/15/2033 (a)	1,392,000	1,400,839
5.95%, 12/1/2025	1,393,000	1,395,187
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,501,000	1,316,062
3.13%, 7/31/2029	1,407,000	1,262,600
3.70%, 2/15/2026	61,000	58,863
3.95%, 2/15/2027	968,000	934,778
4.15%, 10/16/2028 (a)	913,000	873,942
5.05%, 1/10/2026	1,046,000	1,045,111
Series E, 3 Month SOFR + 3.29%, 5.25%, 8/16/2077 (b)	1,365,000	1,193,952
5.35%, 1/31/2033	3,023,000	3,074,814
3 Month SOFR + 2.83%, 5.38%, 2/15/2078 (b)	1,725,000	1,427,593
Series D, 6.88%, 3/1/2033	1,363,000	1,535,488
Kinder Morgan Energy Partners LP:
7.40%, 3/15/2031	567,000	621,103
7.75%, 3/15/2032	1,056,000	1,182,086

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Kinder Morgan, Inc.:
1.75%, 11/15/2026	$ 1,424,000	$ 1,261,564
4.30%, 6/1/2025	2,101,000	2,050,681
4.30%, 3/1/2028	1,447,000	1,384,880
4.80%, 2/1/2033	1,485,000	1,404,840
Series GMTN, 7.75%, 1/15/2032	1,583,000	1,787,413
Series GMTN, 7.80%, 8/1/2031	1,302,000	1,469,932
Magellan Midstream Partners LP:
3.25%, 6/1/2030	802,000	706,987
5.00%, 3/1/2026	1,332,000	1,319,839
MPLX LP:
1.75%, 3/1/2026	1,926,000	1,749,964
2.65%, 8/15/2030 (a)	4,676,000	3,916,524
4.00%, 2/15/2025	1,414,000	1,371,764
4.00%, 3/15/2028	1,587,000	1,495,398
4.13%, 3/1/2027	1,273,000	1,219,865
4.25%, 12/1/2027	1,147,000	1,091,141
4.80%, 2/15/2029 (a)	158,000	152,612
4.88%, 12/1/2024	1,465,000	1,444,637
4.88%, 6/1/2025	720,000	707,904
4.95%, 9/1/2032	444,000	424,064
5.00%, 3/1/2033	1,442,000	1,383,138
Northwest Pipeline LLC 4.00%, 4/1/2027	752,000	716,393
ONEOK Partners LP 4.90%, 3/15/2025	1,021,000	1,004,235
ONEOK, Inc.:
2.20%, 9/15/2025	642,000	593,991
2.75%, 9/1/2024	13,000	12,567
3.10%, 3/15/2030	1,349,000	1,159,074
3.40%, 9/1/2029	1,542,000	1,347,986
4.00%, 7/13/2027	1,184,000	1,109,811
4.35%, 3/15/2029	1,974,000	1,836,807
4.55%, 7/15/2028	1,339,000	1,270,162
5.85%, 1/15/2026	1,472,000	1,477,638
6.35%, 1/15/2031	3,000,000	3,088,050
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,567,000	1,379,947
3.60%, 11/1/2024	1,250,000	1,210,213
3.80%, 9/15/2030	1,435,000	1,274,223
4.65%, 10/15/2025	2,037,000	1,985,973
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,646,000	1,561,050
4.50%, 5/15/2030	3,155,000	3,001,099
5.00%, 3/15/2027	3,834,000	3,774,918
5.63%, 3/1/2025	2,886,000	2,876,361
5.88%, 6/30/2026	1,304,000	1,314,784
Spectra Energy Partners LP:
3.38%, 10/15/2026 (a)	684,000	642,755
3.50%, 3/15/2025	1,345,000	1,295,114
Security Description	Principal Amount	Value
Targa Resources Corp.:
4.20%, 2/1/2033	$ 825,000	$ 731,470
5.20%, 7/1/2027	235,000	231,038
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	2,697,000	2,339,000
4.88%, 2/1/2031	1,469,000	1,357,503
5.00%, 1/15/2028	1,405,000	1,345,484
5.50%, 3/1/2030	3,163,000	3,043,660
6.50%, 7/15/2027	1,387,000	1,386,334
6.88%, 1/15/2029	2,476,000	2,525,297
TC PipeLines LP:
3.90%, 5/25/2027	466,000	443,814
4.38%, 3/13/2025 (a)	1,066,000	1,036,045
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,474,000	1,539,976
7.00%, 10/15/2028	1,084,000	1,143,566
Texas Eastern Transmission LP 7.00%, 7/15/2032 (a)	519,000	577,154
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	1,066,000	1,002,690
2.50%, 10/12/2031	1,583,000	1,280,726
4.10%, 4/15/2030 (a)	1,548,000	1,439,547
4.25%, 5/15/2028	1,578,000	1,506,012
4.88%, 1/15/2026	1,369,000	1,353,407
6.20%, 3/9/2026	1,830,000	1,831,409
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	2,302,000	2,046,961
4.00%, 3/15/2028	1,051,000	989,590
7.85%, 2/1/2026	1,360,000	1,425,470
Valero Energy Partners LP 4.50%, 3/15/2028	1,389,000	1,338,371
Western Midstream Operating LP:
3.35%, 2/1/2025	1,297,000	1,240,762
3.95%, 6/1/2025	1,231,000	1,182,966
4.30%, 2/1/2030	1,446,000	1,301,559
4.50%, 3/1/2028	1,221,000	1,152,990
4.75%, 8/15/2028	1,141,000	1,084,292
6.15%, 4/1/2033	1,660,000	1,671,105
Williams Cos., Inc.:
3.50%, 11/15/2030 (a)	1,414,000	1,267,693
3.75%, 6/15/2027	1,534,000	1,448,725
3.90%, 1/15/2025	1,364,000	1,325,603
4.00%, 9/15/2025	1,518,000	1,466,601
4.65%, 8/15/2032	100,000	94,725
5.40%, 3/2/2026	3,211,000	3,208,239
5.65%, 3/15/2033	2,159,000	2,188,492
Series A, 7.50%, 1/15/2031	972,000	1,068,150

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
8.75%, 3/15/2032	$ 980,000	$ 1,163,672
		184,270,011
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	1,775,000	1,423,834
4.88%, 3/1/2026	1,279,000	1,241,986
Essential Properties LP 2.95%, 7/15/2031	1,349,000	1,011,574
		3,677,394
REAL ESTATE INVESTMENT TRUSTS — 4.7%
Agree LP:
2.00%, 6/15/2028	1,259,000	1,048,684
2.90%, 10/1/2030	435,000	362,738
4.80%, 10/1/2032	512,000	475,986
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	824,000	623,389
2.75%, 12/15/2029	367,000	312,368
3.38%, 8/15/2031 (a)	470,000	403,283
3.45%, 4/30/2025 (a)	420,000	402,419
3.80%, 4/15/2026	873,000	835,775
3.95%, 1/15/2028	449,000	419,007
4.30%, 1/15/2026	541,000	522,492
4.70%, 7/1/2030	1,848,000	1,756,321
4.90%, 12/15/2030 (a)	200,000	193,598
American Assets Trust LP 3.38%, 2/1/2031 (a)	1,287,000	1,008,120
American Homes 4 Rent LP:
2.38%, 7/15/2031	528,000	420,415
3.63%, 4/15/2032 (a)	596,000	516,327
4.25%, 2/15/2028	1,227,000	1,155,809
4.90%, 2/15/2029	715,000	685,463
American Tower Corp.:
1.30%, 9/15/2025	1,231,000	1,115,520
1.45%, 9/15/2026	900,000	792,711
1.50%, 1/31/2028	1,423,000	1,195,548
1.60%, 4/15/2026	1,390,000	1,246,635
1.88%, 10/15/2030	1,734,000	1,371,126
2.10%, 6/15/2030	1,125,000	911,115
2.40%, 3/15/2025 (a)	1,427,000	1,345,304
2.70%, 4/15/2031 (a)	1,130,000	939,312
2.75%, 1/15/2027	955,000	869,432
2.90%, 1/15/2030	2,971,000	2,566,558
2.95%, 1/15/2025	2,196,000	2,100,408
3.13%, 1/15/2027	481,000	443,468
3.38%, 10/15/2026	1,158,000	1,082,568
3.55%, 7/15/2027	558,000	517,919
3.60%, 1/15/2028	410,000	378,500
3.65%, 3/15/2027	773,000	724,409
3.80%, 8/15/2029	1,936,000	1,769,814
3.95%, 3/15/2029	1,152,000	1,062,973
4.00%, 6/1/2025	1,358,000	1,312,018
4.05%, 3/15/2032 (a)	1,068,000	971,496
4.40%, 2/15/2026	1,288,000	1,251,988
Security Description	Principal Amount	Value
5.25%, 7/15/2028	$ 4,713,000	$ 4,668,651
5.50%, 3/15/2028	1,966,000	1,956,760
5.65%, 3/15/2033	252,000	256,360
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,182,000	1,002,088
2.05%, 1/15/2032	50,000	40,137
Series MTN, 2.30%, 3/1/2030	564,000	472,891
Series MTN, 2.45%, 1/15/2031	1,137,000	953,659
Series MTN, 2.90%, 10/15/2026	295,000	272,778
Series GMTN, 2.95%, 5/11/2026	1,222,000	1,150,403
Series MTN, 3.20%, 1/15/2028	206,000	189,893
Series MTN, 3.30%, 6/1/2029	1,295,000	1,175,420
Series MTN, 3.35%, 5/15/2027	929,000	868,067
Series GMTN, 3.45%, 6/1/2025	675,000	649,890
Series GMTN, 3.50%, 11/15/2024	453,000	439,519
Series GMTN, 3.50%, 11/15/2025	239,000	228,262
Boston Properties LP:
2.55%, 4/1/2032	914,000	688,891
2.75%, 10/1/2026	1,377,000	1,219,540
2.90%, 3/15/2030	1,378,000	1,113,424
3.20%, 1/15/2025	1,410,000	1,337,385
3.25%, 1/30/2031	1,350,000	1,098,724
3.40%, 6/21/2029	980,000	825,258
3.65%, 2/1/2026	1,427,000	1,327,081
4.50%, 12/1/2028 (a)	1,212,000	1,114,325
6.75%, 12/1/2027	1,178,000	1,190,899
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,261,000	1,000,477
4.10%, 10/1/2024	436,000	411,135
4.55%, 10/1/2029	1,402,000	1,028,101
7.55%, 3/15/2028	838,000	764,792
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,227,000	1,034,275
2.50%, 8/16/2031	492,000	383,115
3.85%, 2/1/2025	502,000	481,257
3.90%, 3/15/2027	29,000	26,677
4.05%, 7/1/2030 (a)	1,457,000	1,315,248
4.13%, 6/15/2026	503,000	470,572
4.13%, 5/15/2029	1,419,000	1,265,932
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,439,000	1,034,339
Camden Property Trust:
2.80%, 5/15/2030 (a)	1,455,000	1,266,708
3.15%, 7/1/2029 (a)	1,442,000	1,279,328

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.10%, 10/15/2028 (a)	$ 740,000	$ 702,808
Corporate Office Properties LP:
2.00%, 1/15/2029	894,000	683,070
2.25%, 3/15/2026	484,000	427,178
2.75%, 4/15/2031	313,000	238,033
Crown Castle, Inc.:
1.05%, 7/15/2026	1,376,000	1,207,192
REIT, 1.35%, 7/15/2025	1,497,000	1,370,638
2.10%, 4/1/2031	1,606,000	1,285,025
2.25%, 1/15/2031	1,109,000	904,700
2.50%, 7/15/2031	976,000	802,467
2.90%, 3/15/2027	1,083,000	991,400
3.10%, 11/15/2029	1,136,000	990,785
3.30%, 7/1/2030	1,438,000	1,273,291
3.65%, 9/1/2027	1,600,000	1,495,696
3.70%, 6/15/2026	1,471,000	1,398,627
3.80%, 2/15/2028	1,196,000	1,116,837
4.00%, 3/1/2027	701,000	667,548
4.30%, 2/15/2029	894,000	841,656
4.45%, 2/15/2026	1,556,000	1,517,209
4.80%, 9/1/2028	1,374,000	1,335,171
5.00%, 1/11/2028 (a)	1,189,000	1,170,880
5.10%, 5/1/2033 (a)	2,057,000	2,023,677
CubeSmart LP:
2.00%, 2/15/2031	298,000	232,619
2.25%, 12/15/2028	1,108,000	935,473
3.13%, 9/1/2026	699,000	643,534
4.38%, 2/15/2029	200,000	187,828
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	1,243,000	1,106,270
3.70%, 8/15/2027	998,000	921,214
4.45%, 7/15/2028 (a)	466,000	437,700
5.55%, 1/15/2028 (a)	1,352,000	1,335,722
EPR Properties:
3.60%, 11/15/2031	656,000	512,218
3.75%, 8/15/2029	38,000	31,036
4.50%, 4/1/2025 (a)	902,000	852,931
4.50%, 6/1/2027	913,000	820,303
4.75%, 12/15/2026	689,000	628,451
4.95%, 4/15/2028	606,000	541,958
Equinix, Inc.:
1.00%, 9/15/2025 (a)	1,381,000	1,248,134
1.25%, 7/15/2025	1,078,000	984,419
1.45%, 5/15/2026	986,000	881,484
1.55%, 3/15/2028	1,129,000	946,949
1.80%, 7/15/2027	1,214,000	1,051,858
2.00%, 5/15/2028	465,000	396,115
2.15%, 7/15/2030	1,481,000	1,198,410
2.50%, 5/15/2031	1,544,000	1,257,001
2.63%, 11/18/2024	1,712,000	1,637,151
2.90%, 11/18/2026	1,495,000	1,371,573
3.20%, 11/18/2029	1,969,000	1,732,306
3.90%, 4/15/2032	918,000	824,447
Security Description	Principal Amount	Value
ERP Operating LP:
1.85%, 8/1/2031	$ 618,000	$ 486,731
2.50%, 2/15/2030	1,056,000	899,638
2.85%, 11/1/2026	986,000	912,188
3.00%, 7/1/2029	1,027,000	905,444
3.38%, 6/1/2025	471,000	452,664
3.50%, 3/1/2028	470,000	435,784
4.15%, 12/1/2028	601,000	571,136
Essex Portfolio LP:
1.65%, 1/15/2031	465,000	352,916
1.70%, 3/1/2028	1,465,000	1,237,324
2.65%, 3/15/2032 (a)	552,000	444,448
3.00%, 1/15/2030	559,000	478,437
3.38%, 4/15/2026 (a)	957,000	906,250
3.50%, 4/1/2025	446,000	428,963
4.00%, 3/1/2029	574,000	530,164
Extra Space Storage LP:
2.35%, 3/15/2032	1,242,000	972,026
3.90%, 4/1/2029	400,000	364,400
5.50%, 7/1/2030	355,000	352,192
5.70%, 4/1/2028	788,000	787,488
Federal Realty OP LP:
3.20%, 6/15/2029	436,000	377,545
3.25%, 7/15/2027	179,000	162,287
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,553,000	1,255,352
3.35%, 9/1/2024	1,359,000	1,311,897
4.00%, 1/15/2030	1,453,000	1,259,446
4.00%, 1/15/2031	669,000	578,444
5.25%, 6/1/2025	1,304,000	1,277,333
5.30%, 1/15/2029	1,217,000	1,159,485
5.38%, 4/15/2026	1,221,000	1,195,933
5.75%, 6/1/2028	605,000	591,037
Healthcare Realty Holdings LP:
3.10%, 2/15/2030	604,000	513,714
3.50%, 8/1/2026	468,000	431,014
3.75%, 7/1/2027	885,000	817,297
Healthpeak OP LLC:
1.35%, 2/1/2027	619,000	536,716
2.13%, 12/1/2028	495,000	419,008
2.88%, 1/15/2031	503,000	424,778
3.00%, 1/15/2030 (a)	1,484,000	1,289,477
3.25%, 7/15/2026	839,000	782,049
3.40%, 2/1/2025	802,000	770,730
3.50%, 7/15/2029	959,000	859,897
4.00%, 6/1/2025	966,000	932,113
5.25%, 12/15/2032	914,000	892,667
Highwoods Realty LP:
2.60%, 2/1/2031 (a)	696,000	510,377
3.05%, 2/15/2030	911,000	707,574
3.88%, 3/1/2027	444,000	401,101
4.13%, 3/15/2028	492,000	431,046
4.20%, 4/15/2029	923,000	783,516

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	$ 945,000	$ 746,370
Series H, 3.38%, 12/15/2029	1,149,000	983,567
Series I, 3.50%, 9/15/2030 (a)	1,176,000	997,907
Series E, 4.00%, 6/15/2025	472,000	453,701
Series F, 4.50%, 2/1/2026	438,000	424,409
Hudson Pacific Properties LP:
3.25%, 1/15/2030	893,000	564,599
3.95%, 11/1/2027 (a)	463,000	338,134
4.65%, 4/1/2029 (a)	987,000	699,813
5.95%, 2/15/2028 (a)	420,000	335,660
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031 (a)	466,000	361,322
2.30%, 11/15/2028	574,000	488,560
4.15%, 4/15/2032 (a)	1,337,000	1,203,634
Kilroy Realty LP:
2.50%, 11/15/2032	1,066,000	746,573
3.05%, 2/15/2030	577,000	452,068
3.45%, 12/15/2024	471,000	447,003
4.25%, 8/15/2029 (a)	863,000	733,352
4.38%, 10/1/2025	853,000	798,365
4.75%, 12/15/2028 (a)	717,000	635,434
Kimco Realty OP LLC:
1.90%, 3/1/2028	1,445,000	1,217,297
2.25%, 12/1/2031	463,000	360,640
2.70%, 10/1/2030	719,000	593,304
2.80%, 10/1/2026	543,000	496,079
3.20%, 4/1/2032	912,000	756,741
3.30%, 2/1/2025	465,000	444,842
3.80%, 4/1/2027	464,000	432,392
4.60%, 2/1/2033 (a)	1,359,000	1,258,108
Kite Realty Group Trust:
4.00%, 3/15/2025	255,000	241,878
4.75%, 9/15/2030	311,000	281,433
Life Storage LP:
2.20%, 10/15/2030	1,188,000	948,416
2.40%, 10/15/2031	484,000	383,483
3.88%, 12/15/2027 (a)	1,032,000	959,130
4.00%, 6/15/2029	611,000	553,004
LifeStorage LP 3.50%, 7/1/2026	456,000	428,667
LXP Industrial Trust:
2.38%, 10/1/2031	919,000	698,550
2.70%, 9/15/2030	980,000	782,618
Mid-America Apartments LP:
1.10%, 9/15/2026	724,000	632,045
1.70%, 2/15/2031	736,000	582,463
2.75%, 3/15/2030	705,000	613,336
3.60%, 6/1/2027 (a)	476,000	450,258
3.95%, 3/15/2029	1,041,000	982,673
4.00%, 11/15/2025	463,000	448,318
Security Description	Principal Amount	Value
4.20%, 6/15/2028	$ 891,000	$ 850,130
National Health Investors, Inc. 3.00%, 2/1/2031	1,017,000	781,270
NNN REIT, Inc.:
2.50%, 4/15/2030	1,308,000	1,087,824
3.50%, 10/15/2027	575,000	527,453
3.60%, 12/15/2026	546,000	507,889
4.00%, 11/15/2025 (a)	410,000	390,275
4.30%, 10/15/2028	732,000	682,671
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	514,000	382,786
3.38%, 2/1/2031	1,313,000	1,042,259
3.63%, 10/1/2029	1,356,000	1,113,466
4.50%, 1/15/2025	656,000	630,396
4.50%, 4/1/2027	465,000	433,134
4.75%, 1/15/2028	763,000	696,520
5.25%, 1/15/2026	521,000	501,077
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	948,000	704,781
Physicians Realty LP:
2.63%, 11/1/2031	627,000	487,812
3.95%, 1/15/2028	1,365,000	1,247,856
4.30%, 3/15/2027	471,000	443,541
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	706,000	475,922
3.15%, 8/15/2030 (a)	933,000	681,883
Prologis LP:
1.25%, 10/15/2030	512,000	397,399
1.63%, 3/15/2031	325,000	256,896
1.75%, 7/1/2030	867,000	697,415
1.75%, 2/1/2031	319,000	254,556
2.13%, 4/15/2027 (a)	940,000	847,824
2.25%, 4/15/2030	875,000	743,531
2.25%, 1/15/2032	457,000	369,347
2.88%, 11/15/2029	469,000	411,646
3.25%, 10/1/2026 (a)	471,000	445,943
3.38%, 12/15/2027	803,000	748,428
3.88%, 9/15/2028	735,000	695,545
4.00%, 9/15/2028 (a)	559,000	536,456
4.38%, 2/1/2029	1,408,000	1,351,919
4.63%, 1/15/2033	1,109,000	1,083,415
4.75%, 6/15/2033	200,000	195,434
4.88%, 6/15/2028	2,500,000	2,480,175
Public Storage:
0.88%, 2/15/2026	470,000	421,487
1.50%, 11/9/2026 (a)	470,000	421,068
1.85%, 5/1/2028	648,000	563,067
1.95%, 11/9/2028 (a)	759,000	651,442
2.25%, 11/9/2031 (a)	471,000	386,225
2.30%, 5/1/2031	778,000	648,471
3.09%, 9/15/2027	301,000	280,785
3.39%, 5/1/2029	1,484,000	1,370,964

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Rayonier LP 2.75%, 5/17/2031	$ 873,000	$ 703,071
Realty Income Corp.:
0.75%, 3/15/2026	563,000	494,961
2.20%, 6/15/2028	655,000	566,509
3.00%, 1/15/2027	1,377,000	1,272,210
3.10%, 12/15/2029	611,000	535,480
3.25%, 6/15/2029 (a)	1,029,000	920,029
3.25%, 1/15/2031	1,381,000	1,207,574
3.40%, 1/15/2028	1,069,000	985,917
3.65%, 1/15/2028	1,180,000	1,101,542
3.88%, 7/15/2024	439,000	429,355
3.88%, 4/15/2025	2,000	1,937
3.95%, 8/15/2027	464,000	441,092
4.13%, 10/15/2026	499,000	478,441
4.63%, 11/1/2025	987,000	971,494
4.70%, 12/15/2028	1,951,000	1,892,782
4.85%, 3/15/2030	1,323,000	1,281,974
4.88%, 6/1/2026	916,000	906,703
5.05%, 1/13/2026	320,000	317,610
5.63%, 10/13/2032	1,015,000	1,029,068
Regency Centers LP:
2.95%, 9/15/2029 (a)	1,196,000	1,025,630
3.60%, 2/1/2027 (a)	465,000	437,728
3.70%, 6/15/2030	378,000	338,439
4.13%, 3/15/2028	1,195,000	1,116,082
Rexford Industrial Realty LP:
2.13%, 12/1/2030	911,000	720,264
2.15%, 9/1/2031	455,000	354,768
5.00%, 6/15/2028	1,039,000	1,011,560
Sabra Health Care LP:
3.20%, 12/1/2031	1,316,000	980,052
3.90%, 10/15/2029	1,243,000	1,016,625
5.13%, 8/15/2026	1,317,000	1,243,353
Safehold GL Holdings LLC:
2.80%, 6/15/2031	977,000	759,236
2.85%, 1/15/2032	468,000	358,993
Simon Property Group LP:
1.38%, 1/15/2027 (a)	466,000	408,533
1.75%, 2/1/2028	1,434,000	1,229,024
REIT, 2.00%, 9/13/2024	1,386,000	1,321,523
2.20%, 2/1/2031 (a)	1,366,000	1,096,816
2.25%, 1/15/2032	1,176,000	919,162
2.45%, 9/13/2029	3,652,000	3,082,726
2.65%, 7/15/2030 (a)	1,498,000	1,274,843
2.65%, 2/1/2032 (a)	761,000	618,830
3.25%, 11/30/2026	825,000	773,289
3.30%, 1/15/2026	1,357,000	1,291,891
3.38%, 10/1/2024	534,000	518,306
3.38%, 6/15/2027	2,612,000	2,428,011
3.38%, 12/1/2027	1,370,000	1,268,236
3.50%, 9/1/2025	1,231,000	1,180,234
5.50%, 3/8/2033	3,721,000	3,695,027
SITE Centers Corp.:
3.63%, 2/1/2025	651,000	612,734
Security Description	Principal Amount	Value
4.25%, 2/1/2026	$ 447,000	$ 420,032
4.70%, 6/1/2027	304,000	279,838
Spirit Realty LP:
2.10%, 3/15/2028	5,000	4,203
2.70%, 2/15/2032	342,000	261,288
3.20%, 1/15/2027	471,000	424,098
3.20%, 2/15/2031	464,000	379,445
3.40%, 1/15/2030	1,143,000	974,625
4.00%, 7/15/2029	578,000	511,940
4.45%, 9/15/2026	958,000	905,118
STORE Capital Corp.:
2.70%, 12/1/2031	918,000	633,806
2.75%, 11/18/2030	539,000	388,689
4.50%, 3/15/2028	1,360,000	1,190,952
4.63%, 3/15/2029	25,000	21,049
Sun Communities Operating LP:
2.30%, 11/1/2028	487,000	409,996
2.70%, 7/15/2031	1,506,000	1,190,403
4.20%, 4/15/2032 (a)	1,162,000	1,015,902
5.70%, 1/15/2033	509,000	498,021
Tanger Properties LP:
2.75%, 9/1/2031	974,000	705,897
3.13%, 9/1/2026	550,000	487,982
3.88%, 7/15/2027	656,000	590,321
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	380,000	347,537
3.00%, 8/15/2031	2,493,000	2,118,302
Series MTN, 3.20%, 1/15/2030	551,000	487,762
Series GMTN, 3.50%, 1/15/2028	325,000	295,880
Series MTN, 3.50%, 7/1/2027	1,346,000	1,258,537
Series MTN, 4.40%, 1/26/2029	1,375,000	1,292,940
Ventas Realty LP:
2.50%, 9/1/2031	1,109,000	879,903
2.65%, 1/15/2025	243,000	228,855
3.00%, 1/15/2030	909,000	778,249
3.25%, 10/15/2026	566,000	518,875
3.50%, 2/1/2025	789,000	755,657
3.85%, 4/1/2027	700,000	655,137
4.00%, 3/1/2028	519,000	482,167
4.13%, 1/15/2026	1,019,000	974,103
4.40%, 1/15/2029 (a)	735,000	686,372
4.75%, 11/15/2030 (a)	518,000	490,821
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	15,326
3.40%, 1/15/2028	81,000	72,786
3.95%, 8/15/2027	250,000	232,707
4.63%, 11/1/2025	66,000	63,777
VICI Properties LP:
4.38%, 5/15/2025	1,479,000	1,430,711

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.75%, 2/15/2028	$ 1,093,000	$ 1,035,541
4.95%, 2/15/2030	1,485,000	1,392,529
5.13%, 5/15/2032	1,703,000	1,591,981
Vornado Realty LP:
2.15%, 6/1/2026	979,000	829,272
3.40%, 6/1/2031	837,000	603,536
3.50%, 1/15/2025	767,000	722,315
Welltower OP LLC:
2.05%, 1/15/2029 (a)	887,000	739,226
2.70%, 2/15/2027	862,000	783,024
2.75%, 1/15/2031	1,531,000	1,262,386
2.75%, 1/15/2032 (a)	466,000	376,514
3.10%, 1/15/2030	936,000	814,507
3.85%, 6/15/2032	497,000	438,950
4.00%, 6/1/2025	2,004,000	1,936,686
4.25%, 4/1/2026	761,000	735,971
4.25%, 4/15/2028	1,003,000	945,107
Weyerhaeuser Co.:
3.38%, 3/9/2033	28,000	24,090
4.00%, 11/15/2029	1,229,000	1,136,161
4.75%, 5/15/2026	2,069,000	2,032,275
6.95%, 10/1/2027	646,000	684,179
7.38%, 3/15/2032	1,269,000	1,414,097
WP Carey, Inc.:
2.40%, 2/1/2031	787,000	631,709
2.45%, 2/1/2032	54,000	42,521
3.85%, 7/15/2029	1,000,000	905,790
4.00%, 2/1/2025	466,000	452,365
4.25%, 10/1/2026	695,000	666,352
		298,525,581
RETAIL — 2.7%
Advance Auto Parts, Inc.:
3.50%, 3/15/2032 (a)	1,435,000	1,145,862
3.90%, 4/15/2030 (a)	1,290,000	1,107,530
5.90%, 3/9/2026	532,000	525,637
5.95%, 3/9/2028	859,000	847,163
AutoNation, Inc.:
1.95%, 8/1/2028	866,000	707,435
2.40%, 8/1/2031	1,021,000	776,828
3.50%, 11/15/2024	859,000	828,574
3.80%, 11/15/2027	466,000	426,847
3.85%, 3/1/2032 (a)	1,465,000	1,244,781
4.50%, 10/1/2025	908,000	874,704
4.75%, 6/1/2030	1,097,000	1,026,836
AutoZone, Inc.:
1.65%, 1/15/2031	298,000	232,538
3.13%, 4/21/2026	1,291,000	1,220,731
3.25%, 4/15/2025	1,215,000	1,163,569
3.63%, 4/15/2025	1,248,000	1,206,953
3.75%, 6/1/2027	463,000	440,989
4.00%, 4/15/2030 (a)	1,367,000	1,270,203
4.50%, 2/1/2028 (a)	782,000	762,739
4.75%, 8/1/2032	1,067,000	1,030,594
4.75%, 2/1/2033	1,047,000	1,002,586
Security Description	Principal Amount	Value
Best Buy Co., Inc.:
1.95%, 10/1/2030	$ 1,370,000	$ 1,104,563
4.45%, 10/1/2028	585,000	566,432
Costco Wholesale Corp.:
1.38%, 6/20/2027	2,014,000	1,779,490
1.60%, 4/20/2030	1,680,000	1,398,718
1.75%, 4/20/2032 (a)	1,702,000	1,375,267
3.00%, 5/18/2027 (a)	1,482,000	1,407,337
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	927,000	884,024
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,234,000	1,011,423
Dollar General Corp.:
3.88%, 4/15/2027	1,348,000	1,287,300
4.13%, 5/1/2028 (a)	601,000	571,960
4.15%, 11/1/2025	856,000	830,654
4.25%, 9/20/2024	1,180,000	1,157,863
4.63%, 11/1/2027 (a)	862,000	844,088
5.00%, 11/1/2032	1,934,000	1,880,351
5.20%, 7/5/2028	1,154,000	1,142,195
5.45%, 7/5/2033	1,618,000	1,603,729
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,204,000	983,319
4.00%, 5/15/2025	1,570,000	1,521,126
4.20%, 5/15/2028	1,555,000	1,474,031
Genuine Parts Co.:
1.75%, 2/1/2025	1,470,000	1,376,831
1.88%, 11/1/2030	1,259,000	984,664
2.75%, 2/1/2032	607,000	498,523
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	1,351,000	1,139,731
1.38%, 3/15/2031	1,206,000	952,426
1.50%, 9/15/2028	1,595,000	1,365,176
1.88%, 9/15/2031 (a)	1,548,000	1,259,236
2.13%, 9/15/2026	1,820,000	1,681,079
2.50%, 4/15/2027 (a)	1,268,000	1,177,401
2.70%, 4/15/2025	1,018,000	977,168
2.70%, 4/15/2030 (a)	2,487,000	2,209,849
2.80%, 9/14/2027	1,418,000	1,320,725
2.88%, 4/15/2027 (a)	1,370,000	1,289,047
2.95%, 6/15/2029	2,186,000	1,990,703
3.00%, 4/1/2026	1,426,000	1,364,468
3.25%, 4/15/2032	2,182,000	1,960,789
3.35%, 9/15/2025 (a)	1,319,000	1,273,943
3.90%, 12/6/2028	1,642,000	1,589,210
4.00%, 9/15/2025	1,340,000	1,314,151
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	898,000	759,582
1.70%, 9/15/2028	2,174,000	1,848,509
1.70%, 10/15/2030	1,340,000	1,074,157
2.50%, 4/15/2026	1,222,000	1,143,719
2.63%, 4/1/2031	1,965,000	1,657,694
3.10%, 5/3/2027	1,000	934
3.13%, 9/15/2024	472,000	457,713
3.35%, 4/1/2027	1,432,000	1,352,896

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.38%, 9/15/2025	$ 1,403,000	$ 1,345,098
3.65%, 4/5/2029	1,571,000	1,454,793
3.75%, 4/1/2032	1,303,000	1,178,147
4.00%, 4/15/2025	1,306,000	1,271,234
4.40%, 9/8/2025	1,692,000	1,658,752
4.50%, 4/15/2030	1,533,000	1,490,919
4.80%, 4/1/2026	4,189,000	4,147,738
5.00%, 4/15/2033 (a)	1,299,000	1,284,945
5.15%, 7/1/2033 (a)	1,578,000	1,574,828
6.50%, 3/15/2029	1,125,000	1,205,786
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	1,216,000	1,122,854
Series MTN, 2.13%, 3/1/2030	940,000	800,222
Class MTN, 3.30%, 7/1/2025 (a)	2,136,000	2,060,065
Series MTN, 3.38%, 5/26/2025	910,000	881,745
Class MTN, 3.50%, 7/1/2027	1,378,000	1,311,580
Series MTN, 3.50%, 3/1/2027 (a)	1,195,000	1,140,150
Series MTN, 3.60%, 7/1/2030	2,833,000	2,635,937
Series MTN, 3.70%, 1/30/2026	1,449,000	1,401,255
Series MTN, 3.80%, 4/1/2028	945,000	905,754
4.60%, 9/9/2032 (a)	1,336,000	1,323,281
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	353,000	278,129
3.55%, 3/15/2026	1,387,000	1,329,606
3.60%, 9/1/2027	546,000	516,816
3.90%, 6/1/2029	685,000	643,626
4.20%, 4/1/2030	945,000	892,354
4.35%, 6/1/2028	638,000	617,354
4.70%, 6/15/2032 (a)	1,681,000	1,618,820
Ross Stores, Inc.:
0.88%, 4/15/2026	1,284,000	1,132,848
1.88%, 4/15/2031	479,000	377,251
4.60%, 4/15/2025	469,000	459,643
Starbucks Corp.:
2.00%, 3/12/2027	902,000	810,618
2.25%, 3/12/2030	1,358,000	1,149,221
2.45%, 6/15/2026 (a)	844,000	786,490
2.55%, 11/15/2030 (a)	1,306,000	1,114,149
3.00%, 2/14/2032 (a)	1,921,000	1,667,793
3.50%, 3/1/2028 (a)	943,000	886,099
3.80%, 8/15/2025	1,199,000	1,161,255
4.00%, 11/15/2028	745,000	715,096
4.75%, 2/15/2026	1,434,000	1,419,904
4.80%, 2/15/2033	1,285,000	1,270,428
Target Corp.:
1.95%, 1/15/2027 (a)	578,000	529,199
2.25%, 4/15/2025	1,154,000	1,100,547
Security Description	Principal Amount	Value
2.35%, 2/15/2030 (a)	$ 1,510,000	$ 1,307,886
2.50%, 4/15/2026	497,000	470,321
2.65%, 9/15/2030	1,097,000	957,747
3.38%, 4/15/2029 (a)	1,921,000	1,801,053
3.50%, 7/1/2024	1,312,000	1,288,095
4.40%, 1/15/2033 (a)	1,535,000	1,492,143
4.50%, 9/15/2032 (a)	1,438,000	1,403,963
6.35%, 11/1/2032	327,000	359,864
TJX Cos., Inc.:
1.15%, 5/15/2028 (a)	237,000	202,092
1.60%, 5/15/2031 (a)	659,000	534,489
2.25%, 9/15/2026	1,411,000	1,301,930
3.88%, 4/15/2030	852,000	813,498
Tractor Supply Co.:
1.75%, 11/1/2030	1,595,000	1,264,404
5.25%, 5/15/2033	915,000	907,049
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	1,325,000	1,126,091
3.45%, 6/1/2026	2,511,000	2,358,256
3.80%, 11/18/2024	1,314,000	1,280,585
Walmart, Inc.:
1.05%, 9/17/2026	1,222,000	1,090,928
1.50%, 9/22/2028 (a)	1,303,000	1,131,252
1.80%, 9/22/2031	30,000	24,913
2.38%, 9/24/2029 (a)	1,118,000	989,743
2.65%, 12/15/2024	523,000	504,156
2.85%, 7/8/2024	1,002,000	977,291
3.05%, 7/8/2026	849,000	813,257
3.25%, 7/8/2029 (a)	2,743,000	2,572,577
3.55%, 6/26/2025	1,004,000	978,247
3.70%, 6/26/2028	1,518,000	1,469,090
3.90%, 9/9/2025	1,882,000	1,843,814
3.90%, 4/15/2028	1,319,000	1,287,463
3.95%, 9/9/2027	460,000	451,605
4.00%, 4/15/2026	1,535,000	1,508,153
4.00%, 4/15/2030	1,776,000	1,727,249
4.10%, 4/15/2033	2,237,000	2,172,015
4.15%, 9/9/2032 (a)	1,440,000	1,419,437
5.88%, 4/5/2027 (a)	690,000	721,009
7.55%, 2/15/2030	1,471,000	1,717,451
		167,628,738
SEMICONDUCTORS — 2.2%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	1,471,000	1,393,802
Analog Devices, Inc.:
1.70%, 10/1/2028	853,000	732,915
2.10%, 10/1/2031 (a)	1,677,000	1,388,170
2.95%, 4/1/2025	466,000	447,901
3.45%, 6/15/2027 (e)	567,000	537,068
3.50%, 12/5/2026	1,246,000	1,200,284
Applied Materials, Inc.:
1.75%, 6/1/2030	1,432,000	1,196,207
3.30%, 4/1/2027 (a)	1,569,000	1,497,595
3.90%, 10/1/2025	1,047,000	1,023,128

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.13%, 1/15/2025	$ 650,000	$ 624,605
3.50%, 1/15/2028	1,516,000	1,400,450
3.88%, 1/15/2027	5,302,000	5,057,048
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	98,000	84,798
2.45%, 2/15/2031 (e)	3,148,000	2,557,089
2.60%, 2/15/2033 (e)	1,355,000	1,056,263
3.15%, 11/15/2025 (a)	1,156,000	1,098,547
3.42%, 4/15/2033 (e)	1,932,000	1,617,432
3.46%, 9/15/2026	1,642,000	1,552,905
4.00%, 4/15/2029 (e)	2,047,000	1,893,148
4.11%, 9/15/2028	1,909,000	1,806,162
4.15%, 11/15/2030	2,344,000	2,154,066
4.15%, 4/15/2032 (e)	1,371,000	1,241,454
4.30%, 11/15/2032	707,000	647,796
4.75%, 4/15/2029 (a)	4,055,000	3,926,051
5.00%, 4/15/2030 (a)	2,417,000	2,370,569
Intel Corp.:
1.60%, 8/12/2028 (a)	736,000	634,027
2.00%, 8/12/2031 (a)	1,644,000	1,340,583
2.45%, 11/15/2029	2,084,000	1,806,390
2.60%, 5/19/2026	1,256,000	1,181,846
3.15%, 5/11/2027	1,496,000	1,402,889
3.40%, 3/25/2025	1,681,000	1,629,948
3.70%, 7/29/2025	2,434,000	2,364,753
3.75%, 3/25/2027	1,517,000	1,459,278
3.75%, 8/5/2027	1,506,000	1,440,640
3.90%, 3/25/2030	2,467,000	2,325,296
4.00%, 8/5/2029	1,485,000	1,412,888
4.00%, 12/15/2032	473,000	444,265
4.15%, 8/5/2032	845,000	805,496
4.88%, 2/10/2026 (a)	1,785,000	1,780,288
4.88%, 2/10/2028	2,078,000	2,070,602
5.13%, 2/10/2030	2,469,000	2,484,555
5.20%, 2/10/2033 (a)	4,445,000	4,486,427
KLA Corp.:
4.10%, 3/15/2029 (a)	1,262,000	1,214,561
4.65%, 11/1/2024	705,000	695,088
4.65%, 7/15/2032	1,381,000	1,376,139
Lam Research Corp.:
1.90%, 6/15/2030	810,000	674,236
3.75%, 3/15/2026 (a)	1,227,000	1,190,865
3.80%, 3/15/2025 (a)	604,000	590,217
4.00%, 3/15/2029	901,000	869,834
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,740
Marvell Technology, Inc.:
1.65%, 4/15/2026	450,000	405,441
2.45%, 4/15/2028	1,459,000	1,273,838
2.95%, 4/15/2031	1,460,000	1,222,881
4.88%, 6/22/2028	1,204,000	1,169,301
Security Description	Principal Amount	Value
Microchip Technology, Inc.:
0.98%, 9/1/2024	$ 1,462,000	$ 1,379,543
4.25%, 9/1/2025	1,249,200	1,210,512
Micron Technology, Inc.:
2.70%, 4/15/2032	100,000	78,966
4.19%, 2/15/2027	1,535,000	1,471,359
4.66%, 2/15/2030	1,452,000	1,369,454
4.98%, 2/6/2026	1,279,000	1,259,482
5.33%, 2/6/2029	1,391,000	1,370,608
5.38%, 4/15/2028 (a)	2,331,000	2,309,275
5.88%, 2/9/2033	1,366,000	1,361,328
6.75%, 11/1/2029	999,000	1,038,421
NVIDIA Corp.:
1.55%, 6/15/2028 (a)	1,615,000	1,410,299
2.00%, 6/15/2031 (a)	994,000	833,171
2.85%, 4/1/2030 (a)	3,195,000	2,897,769
3.20%, 9/16/2026	362,000	348,657
NXP BV/NXP Funding LLC:
5.35%, 3/1/2026 (a)	1,394,000	1,385,720
5.55%, 12/1/2028	911,000	918,115
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,618,000	1,318,799
2.65%, 2/15/2032	1,500,000	1,212,780
2.70%, 5/1/2025	663,000	628,544
3.15%, 5/1/2027	759,000	698,751
3.40%, 5/1/2030	1,385,000	1,226,695
3.88%, 6/18/2026	620,000	595,944
4.30%, 6/18/2029 (a)	1,353,000	1,274,350
4.40%, 6/1/2027	540,000	521,856
5.00%, 1/15/2033	1,324,000	1,272,761
Qorvo, Inc.:
1.75%, 12/15/2024 (e)	1,498,000	1,393,500
4.38%, 10/15/2029	1,486,000	1,343,834
QUALCOMM, Inc.:
1.30%, 5/20/2028	916,000	780,753
1.65%, 5/20/2032	1,129,000	890,126
2.15%, 5/20/2030 (a)	1,549,000	1,331,164
3.25%, 5/20/2027 (a)	2,713,000	2,572,005
3.45%, 5/20/2025 (a)	1,018,000	987,816
4.25%, 5/20/2032 (a)	1,518,000	1,479,245
5.40%, 5/20/2033 (a)	1,113,000	1,171,477
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,184,000	1,059,514
3.00%, 6/1/2031	1,083,500	876,584
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	1,470,000	1,312,019
1.38%, 3/12/2025 (a)	762,000	715,876
1.75%, 5/4/2030	466,000	391,403
2.25%, 9/4/2029	1,187,000	1,036,215
2.90%, 11/3/2027 (a)	998,000	931,563
3.65%, 8/16/2032	472,000	438,814
4.60%, 2/15/2028 (a)	684,000	685,409
4.70%, 11/18/2024 (a)	470,000	468,646

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.90%, 3/14/2033	$ 2,896,000	$ 2,964,896
TSMC Arizona Corp.:
1.75%, 10/25/2026 (a)	1,056,000	939,914
2.50%, 10/25/2031	1,636,000	1,370,085
3.88%, 4/22/2027	1,410,000	1,355,532
4.13%, 4/22/2029	1,538,000	1,470,959
4.25%, 4/22/2032	784,000	756,388
Xilinx, Inc. 2.38%, 6/1/2030 (a)	1,422,000	1,227,641
		137,607,302
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,540,000	1,295,479
3.48%, 12/1/2027	1,860,000	1,706,717
3.84%, 5/1/2025	887,000	853,569
Series WI, 4.20%, 5/1/2030	1,039,000	962,696
		4,818,461
SOFTWARE — 2.3%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	899,000	719,479
3.40%, 9/15/2026	1,283,000	1,222,519
3.40%, 6/15/2027	951,000	898,571
Adobe, Inc.:
1.90%, 2/1/2025 (a)	446,000	423,593
2.15%, 2/1/2027 (a)	1,044,000	959,739
2.30%, 2/1/2030	1,979,000	1,736,295
3.25%, 2/1/2025	1,163,000	1,129,099
Autodesk, Inc.:
2.40%, 12/15/2031	1,498,000	1,228,734
2.85%, 1/15/2030	534,000	467,175
3.50%, 6/15/2027	1,339,000	1,268,020
4.38%, 6/15/2025	472,000	461,753
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,385,000	1,135,257
2.90%, 12/1/2029	1,086,000	930,018
3.40%, 6/27/2026	956,000	900,992
Cadence Design Systems, Inc. 4.38%, 10/15/2024	460,000	452,327
Electronic Arts, Inc. 1.85%, 2/15/2031	1,342,000	1,085,114
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	1,628,000	1,453,153
1.65%, 3/1/2028	1,021,000	863,113
2.25%, 3/1/2031 (a)	1,258,000	1,006,262
3.75%, 5/21/2029	469,000	428,206
4.50%, 7/15/2025	2,978,000	2,913,705
4.70%, 7/15/2027	582,000	567,438
5.10%, 7/15/2032 (a)	1,333,000	1,291,570
Fiserv, Inc.:
2.25%, 6/1/2027	1,104,000	992,275
Security Description	Principal Amount	Value
2.65%, 6/1/2030	$ 1,461,000	$ 1,244,567
2.75%, 7/1/2024	2,316,000	2,247,331
3.20%, 7/1/2026	2,380,000	2,233,202
3.50%, 7/1/2029 (a)	3,703,000	3,388,689
3.85%, 6/1/2025	1,068,000	1,036,067
4.20%, 10/1/2028	1,144,000	1,096,181
5.45%, 3/2/2028	3,386,000	3,403,032
5.60%, 3/2/2033	1,587,000	1,616,788
Intuit, Inc.:
0.95%, 7/15/2025	1,063,000	971,550
1.35%, 7/15/2027 (a)	858,000	752,097
1.65%, 7/15/2030	1,600,000	1,299,408
Microsoft Corp.:
2.40%, 8/8/2026	4,871,000	4,571,385
2.70%, 2/12/2025	2,326,000	2,244,427
3.13%, 11/3/2025	3,412,000	3,283,675
3.30%, 2/6/2027	4,999,000	4,808,738
Oracle Corp.:
1.65%, 3/25/2026	3,260,000	2,960,406
2.30%, 3/25/2028	2,046,000	1,804,981
2.50%, 4/1/2025	3,882,000	3,684,600
2.65%, 7/15/2026	3,735,000	3,458,349
2.80%, 4/1/2027	2,835,000	2,608,342
2.88%, 3/25/2031	7,000,000	5,965,820
2.95%, 11/15/2024	2,226,000	2,149,381
2.95%, 5/15/2025	3,343,000	3,190,058
2.95%, 4/1/2030	4,101,000	3,580,009
3.25%, 11/15/2027 (a)	3,249,000	3,014,974
3.25%, 5/15/2030	1,068,000	952,218
3.40%, 7/8/2024	2,271,000	2,221,424
4.50%, 5/6/2028 (a)	1,010,000	982,902
4.65%, 5/6/2030 (a)	2,731,000	2,641,478
4.90%, 2/6/2033	1,557,000	1,511,504
5.80%, 11/10/2025 (a)	1,481,000	1,497,632
6.15%, 11/9/2029	1,626,000	1,693,788
6.25%, 11/9/2032	2,453,000	2,602,510
Roper Technologies, Inc.:
1.00%, 9/15/2025	473,000	430,094
1.75%, 2/15/2031	1,450,000	1,150,995
2.00%, 6/30/2030	741,000	606,590
2.35%, 9/15/2024	469,000	449,916
2.95%, 9/15/2029	1,318,000	1,166,259
3.80%, 12/15/2026	902,000	863,097
3.85%, 12/15/2025	465,000	445,847
4.20%, 9/15/2028	1,131,000	1,087,321
Salesforce, Inc.:
0.63%, 7/15/2024	1,175,000	1,118,905
1.50%, 7/15/2028	2,240,000	1,929,088
1.95%, 7/15/2031 (a)	1,467,000	1,211,067
3.70%, 4/11/2028 (a)	1,173,000	1,131,464
ServiceNow, Inc. 1.40%, 9/1/2030	1,714,000	1,358,174
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	1,099,000	1,060,117

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.70%, 4/14/2027	$ 472,000	$ 447,154
4.00%, 4/14/2032 (a)	659,000	603,763
4.95%, 3/28/2028	4,151,000	4,104,675
5.00%, 3/28/2026	3,055,000	3,025,122
VMware, Inc.:
1.00%, 8/15/2024	1,526,000	1,444,954
1.40%, 8/15/2026	1,477,000	1,303,201
1.80%, 8/15/2028	1,616,000	1,357,359
2.20%, 8/15/2031	1,617,000	1,270,655
3.90%, 8/21/2027	1,243,000	1,179,980
4.50%, 5/15/2025	1,294,000	1,266,709
4.65%, 5/15/2027	1,497,000	1,454,575
4.70%, 5/15/2030	1,526,000	1,458,459
Workday, Inc.:
3.50%, 4/1/2027	1,627,000	1,542,136
3.70%, 4/1/2029 (a)	690,000	640,182
3.80%, 4/1/2032	1,741,000	1,566,674
		141,926,452
TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV:
2.88%, 5/7/2030	1,540,000	1,339,430
3.63%, 4/22/2029	1,175,000	1,076,417
4.70%, 7/21/2032	450,000	434,029
AT&T, Inc.:
1.65%, 2/1/2028	2,697,000	2,320,256
1.70%, 3/25/2026	3,721,000	3,390,054
2.25%, 2/1/2032 (a)	5,682,000	4,516,622
2.30%, 6/1/2027 (a)	2,673,000	2,405,299
2.75%, 6/1/2031	3,290,000	2,776,595
2.95%, 7/15/2026 (a)	925,000	869,343
3.80%, 2/15/2027	1,059,000	1,012,150
3.88%, 1/15/2026	1,054,000	1,018,680
4.10%, 2/15/2028	2,374,000	2,273,841
4.25%, 3/1/2027	1,800,000	1,750,050
4.30%, 2/15/2030	3,746,000	3,556,864
4.35%, 3/1/2029	5,428,000	5,212,020
5.54%, 2/20/2026	2,195,000	2,195,483
Bell Telephone Co. of Canada or Bell Canada 5.10%, 5/11/2033 (a)	1,597,000	1,578,395
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	3,009,000	2,951,769
9.63%, 12/15/2030 (a)	3,156,000	3,872,664
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	1,798,000	1,684,654
2.95%, 2/28/2026	287,000	275,517
3.50%, 6/15/2025 (a)	452,000	438,770
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	4,612,000	5,524,669
9.25%, 6/1/2032	303,000	385,340
Juniper Networks, Inc.:
1.20%, 12/10/2025 (a)	456,000	408,061
2.00%, 12/10/2030	1,106,000	858,709
Security Description	Principal Amount	Value
3.75%, 8/15/2029	$ 671,000	$ 605,443
Koninklijke KPN NV 8.38%, 10/1/2030	1,145,000	1,321,067
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,405,000	1,136,617
2.75%, 5/24/2031	309,000	253,377
4.00%, 9/1/2024 (a)	465,000	453,863
4.60%, 2/23/2028	764,000	740,576
4.60%, 5/23/2029	679,000	657,028
5.60%, 6/1/2032	1,630,000	1,619,063
Nokia Oyj 4.38%, 6/12/2027	3,520,000	3,313,939
Orange SA 9.00%, 3/1/2031	3,225,000	3,962,364
Rogers Communications, Inc.:
2.90%, 11/15/2026 (a)	645,000	591,046
2.95%, 3/15/2025 (e)	3,133,000	2,978,386
3.20%, 3/15/2027 (e)	1,970,000	1,830,938
3.63%, 12/15/2025	1,093,000	1,033,563
3.80%, 3/15/2032 (e)	2,168,000	1,895,461
Sprint Capital Corp.:
6.88%, 11/15/2028	5,539,000	5,873,279
8.75%, 3/15/2032	3,964,000	4,791,128
Sprint LLC:
7.13%, 6/15/2024	507,000	511,893
7.63%, 3/1/2026	1,566,000	1,626,244
Telefonica Emisiones SA 4.10%, 3/8/2027 (a)	1,770,000	1,697,961
Telefonica Europe BV 8.25%, 9/15/2030 (a)	1,870,000	2,159,401
TELUS Corp.:
2.80%, 2/16/2027	836,000	773,024
3.40%, 5/13/2032 (a)	1,186,000	1,015,323
3.70%, 9/15/2027	868,000	815,807
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (a)	1,437,000	1,299,292
2.05%, 2/15/2028	2,072,000	1,799,781
2.25%, 2/15/2026	2,155,000	1,985,014
2.25%, 11/15/2031	1,351,000	1,081,003
2.40%, 3/15/2029	1,198,000	1,028,555
2.55%, 2/15/2031	2,980,000	2,476,857
2.63%, 4/15/2026 (a)	1,235,000	1,145,203
2.63%, 2/15/2029	1,626,000	1,411,921
2.70%, 3/15/2032	1,102,000	913,073
2.88%, 2/15/2031	1,177,000	998,002
3.38%, 4/15/2029	3,011,000	2,707,341
3.50%, 4/15/2025	5,988,000	5,761,594
3.50%, 4/15/2031	3,516,000	3,101,042
3.75%, 4/15/2027	5,565,000	5,271,947
3.88%, 4/15/2030	9,349,000	8,618,002
4.75%, 2/1/2028	1,292,000	1,255,850
4.80%, 7/15/2028 (a)	4,673,000	4,586,783
4.95%, 3/15/2028	1,494,000	1,471,545
5.20%, 1/15/2033 (a)	2,554,000	2,537,910

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	$ 1,277,000	$ 1,152,518
1.45%, 3/20/2026	1,225,000	1,110,609
1.50%, 9/18/2030 (a)	1,175,000	926,370
1.68%, 10/30/2030	1,502,000	1,187,646
1.75%, 1/20/2031	2,408,000	1,898,564
2.10%, 3/22/2028	3,421,000	3,005,725
2.36%, 3/15/2032 (a)	6,959,000	5,597,611
2.55%, 3/21/2031	5,990,500	5,003,146
2.63%, 8/15/2026	1,805,000	1,678,253
3.00%, 3/22/2027	1,404,000	1,311,785
3.15%, 3/22/2030	4,304,000	3,828,494
3.38%, 2/15/2025	3,912,000	3,780,322
3.50%, 11/1/2024	1,328,000	1,293,379
3.88%, 2/8/2029 (a)	1,501,000	1,409,979
4.02%, 12/3/2029	4,971,000	4,637,197
4.13%, 3/16/2027	3,288,000	3,194,456
4.33%, 9/21/2028	5,144,000	4,956,553
5.05%, 5/9/2033 (a)	6,282,000	6,209,380
7.75%, 12/1/2030	1,413,000	1,642,542
Vodafone Group PLC:
4.13%, 5/30/2025	3,845,000	3,753,220
4.38%, 5/30/2028 (a)	338,000	330,726
6.25%, 11/30/2032	43,000	45,573
7.88%, 2/15/2030 (a)	1,270,000	1,455,166
		204,642,401
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	829,000	796,868
3.50%, 9/15/2027	1,356,000	1,263,073
3.55%, 11/19/2026	966,000	897,472
3.90%, 11/19/2029 (a)	1,271,000	1,151,119
		4,108,532
TRANSPORTATION — 1.1%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (b)	374,000	362,054
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	872,000	839,910
3.65%, 9/1/2025	1,191,000	1,155,306
7.00%, 12/15/2025	880,000	914,962
Canadian National Railway Co.:
2.75%, 3/1/2026	1,472,000	1,386,683
2.95%, 11/21/2024	520,000	502,065
3.85%, 8/5/2032	1,242,000	1,156,439
6.90%, 7/15/2028	886,000	967,060
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	1,543,000	1,450,559
1.75%, 12/2/2026	1,136,000	1,021,400
2.05%, 3/5/2030 (a)	474,000	397,823
Security Description	Principal Amount	Value
2.45%, 12/2/2031 (a)	$ 1,382,000	$ 1,214,073
2.88%, 11/15/2029	4,397,000	3,896,182
2.90%, 2/1/2025	1,381,000	1,325,622
4.00%, 6/1/2028	463,000	443,096
7.13%, 10/15/2031	885,000	1,000,298
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,187,000	1,138,191
CSX Corp.:
2.40%, 2/15/2030	1,473,000	1,270,683
2.60%, 11/1/2026	229,000	211,997
3.25%, 6/1/2027	1,505,000	1,419,561
3.35%, 11/1/2025	2,114,000	2,022,443
3.40%, 8/1/2024	1,296,000	1,265,376
3.80%, 3/1/2028	1,171,000	1,118,211
4.10%, 11/15/2032 (a)	1,592,000	1,506,398
4.25%, 3/15/2029	1,477,000	1,431,198
FedEx Corp.:
2.40%, 5/15/2031 (a)	2,771,000	2,298,988
3.10%, 8/5/2029	650,000	585,663
3.25%, 4/1/2026	1,079,000	1,031,643
4.25%, 5/15/2030	1,480,000	1,415,472
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	731,000	706,190
Kirby Corp. 4.20%, 3/1/2028	495,000	462,889
Norfolk Southern Corp.:
2.30%, 5/15/2031	475,000	395,400
2.55%, 11/1/2029	1,485,000	1,282,387
2.90%, 6/15/2026	1,264,000	1,190,574
3.00%, 3/15/2032	875,000	753,279
3.65%, 8/1/2025	440,000	423,372
3.80%, 8/1/2028	49,000	46,403
4.45%, 3/1/2033 (a)	2,501,000	2,393,932
7.80%, 5/15/2027	467,000	511,846
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,451,000	1,292,580
Series MTN, 2.85%, 3/1/2027 (a)	464,000	423,971
Series MTN, 2.90%, 12/1/2026	731,000	668,975
Series MTN, 3.35%, 9/1/2025	954,000	906,615
4.30%, 6/15/2027	22,000	21,165
Series MTN, 4.63%, 6/1/2025	1,559,000	1,524,733
5.25%, 6/1/2028	1,624,000	1,605,892
5.65%, 3/1/2028 (a)	1,435,000	1,438,487
Union Pacific Corp.:
2.15%, 2/5/2027	1,224,000	1,118,871
2.38%, 5/20/2031	1,577,000	1,334,126
2.40%, 2/5/2030	1,709,000	1,487,855
2.75%, 3/1/2026 (a)	781,000	738,849
2.80%, 2/14/2032	1,545,000	1,333,057
3.00%, 4/15/2027	1,418,000	1,334,125

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.25%, 1/15/2025 (a)	$ 466,000	$ 451,722
3.25%, 8/15/2025	1,364,000	1,312,291
3.70%, 3/1/2029	96,000	91,714
3.75%, 7/15/2025	1,554,000	1,509,167
3.95%, 9/10/2028	1,322,000	1,280,952
4.50%, 1/20/2033	354,000	348,428
4.75%, 2/21/2026	1,606,000	1,595,497
6.63%, 2/1/2029	468,000	510,359
United Parcel Service, Inc.:
2.20%, 9/1/2024	470,000	453,052
2.40%, 11/15/2026	464,000	432,522
2.80%, 11/15/2024	462,000	446,537
3.05%, 11/15/2027 (a)	820,000	772,735
3.90%, 4/1/2025	984,000	963,493
4.45%, 4/1/2030	1,580,000	1,573,791
4.88%, 3/3/2033	1,477,000	1,493,853
		71,381,042
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	262,000	249,238
3.25%, 9/15/2026	1,382,000	1,275,351
3.50%, 3/15/2028	1,349,000	1,230,436
3.50%, 6/1/2032	588,000	503,193
3.85%, 3/30/2027 (a)	469,000	440,536
4.70%, 4/1/2029	42,000	40,216
		3,738,970
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026	470,000	402,278
3.38%, 1/20/2027	478,000	413,895
		816,173
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	467,000	387,876
2.80%, 5/1/2030	1,123,000	982,277
2.95%, 9/1/2027	11,000	10,165
3.40%, 3/1/2025	567,000	548,578
3.45%, 6/1/2029 (a)	1,250,000	1,160,175
3.75%, 9/1/2028 (a)	225,000	212,652
4.45%, 6/1/2032 (a)	1,358,000	1,316,079
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,030,000	836,216
2.70%, 4/15/2030	1,543,000	1,307,260
3.57%, 5/1/2029	775,000	705,335
United Utilities PLC 6.88%, 8/15/2028	530,000	571,934
		8,038,547
TOTAL CORPORATE BONDS & NOTES (Cost $6,591,056,750)		6,184,891,026
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
AUSTRALIA — 0.1%
National Australia Bank Ltd.:
3.50%, 06/09/2025 (a)	$ 1,442,000	$ 1,392,958
4.90%, 06/13/2028	2,224,000	2,202,605
5.20%, 05/13/2025	1,744,000	1,740,076
		5,335,639
BRAZIL — 0.0% (d)
Vale Overseas Ltd. 6.13%, 6/12/2033 (a)	2,438,000	2,443,876
SWITZERLAND — 0.1%
Credit Suisse AG 3.70%, 2/21/2025	2,842,000	2,719,623
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,611,635)		10,499,138
	Shares
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f) (g)	33,957,357	33,964,148
State Street Navigator Securities Lending Portfolio II (h) (i)	349,399,765	349,399,765
TOTAL SHORT-TERM INVESTMENTS (Cost $383,363,913)		383,363,913
TOTAL INVESTMENTS — 104.6% (Cost $6,985,032,298)		6,578,754,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(290,451,408)
NET ASSETS — 100.0%		$ 6,288,302,669
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,184,891,026	$—	$6,184,891,026
Foreign Government Obligations	—	10,499,138	—	10,499,138
Short-Term Investments	383,363,913	—	—	383,363,913
TOTAL INVESTMENTS	$383,363,913	$6,195,390,164	$—	$6,578,754,077

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,308,684	$ 41,304,554	$ 884,369,406	$ 891,713,435	$3,531	$92	33,957,357	$ 33,964,148	$ 619,540
State Street Navigator Securities Lending Portfolio II	177,130,733	177,130,733	1,538,104,807	1,365,835,775	—	—	349,399,765	349,399,765	1,205,985
Total		$218,435,287	$2,422,474,213	$2,257,549,210	$3,531	$92		$383,363,913	$1,825,525
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$ 280,000	$ 261,836
AEROSPACE & DEFENSE — 2.5%
Boeing Co.:
3.25%, 2/1/2035	117,000	94,844
3.38%, 6/15/2046	194,000	135,719
3.50%, 3/1/2039	203,000	154,580
3.55%, 3/1/2038	185,000	144,744
3.60%, 5/1/2034	114,000	97,092
3.63%, 3/1/2048	231,000	164,188
3.65%, 3/1/2047	173,000	123,356
3.75%, 2/1/2050	442,000	331,898
3.83%, 3/1/2059	178,000	127,256
3.85%, 11/1/2048	197,000	145,410
3.90%, 5/1/2049	213,000	163,066
3.95%, 8/1/2059	335,000	247,434
5.71%, 5/1/2040	960,000	957,235
5.81%, 5/1/2050	1,816,000	1,806,175
5.88%, 2/15/2040	195,000	194,934
5.93%, 5/1/2060	1,168,000	1,156,215
6.63%, 2/15/2038	175,000	186,569
6.88%, 3/15/2039	179,000	196,522
General Dynamics Corp.:
2.85%, 6/1/2041	29,000	21,958
3.60%, 11/15/2042	217,000	180,893
4.25%, 4/1/2050	358,000	328,250
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	215,000	198,213
6.15%, 12/15/2040	187,000	195,899
Lockheed Martin Corp.:
3.80%, 3/1/2045	363,000	305,875
4.07%, 12/15/2042	459,604	409,314
4.09%, 9/15/2052	533,600	468,874
4.15%, 6/15/2053	272,000	239,330
4.30%, 6/15/2062	253,000	223,999
4.70%, 5/15/2046	484,000	466,915
4.75%, 2/15/2034	800,000	797,816
5.20%, 2/15/2055	300,000	309,693
5.70%, 11/15/2054	376,000	417,687
5.72%, 6/1/2040	191,000	205,411
5.90%, 11/15/2063	276,000	314,105
Series B, 6.15%, 9/1/2036	186,000	206,187
Northrop Grumman Corp.:
3.85%, 4/15/2045	93,000	75,918
4.03%, 10/15/2047	632,000	542,174
4.95%, 3/15/2053	305,000	297,479
5.05%, 11/15/2040	139,000	134,815
5.15%, 5/1/2040	148,000	145,857
5.25%, 5/1/2050	309,000	314,713
Raytheon Technologies Corp.:
2.82%, 9/1/2051	271,000	181,985
3.03%, 3/15/2052	357,000	251,007
Security Description	Principal Amount	Value
3.75%, 11/1/2046	$ 329,000	$ 265,220
4.05%, 5/4/2047	181,000	153,828
4.15%, 5/15/2045	385,000	328,247
4.35%, 4/15/2047	272,000	241,631
4.45%, 11/16/2038	244,382	225,371
4.50%, 6/1/2042	1,018,000	937,761
4.63%, 11/16/2048	410,000	382,325
4.70%, 12/15/2041	226,000	209,789
4.80%, 12/15/2043	133,000	123,896
4.88%, 10/15/2040	186,000	177,429
5.38%, 2/27/2053	404,000	419,550
5.40%, 5/1/2035	70,000	71,345
5.70%, 4/15/2040	306,000	317,506
6.05%, 6/1/2036	177,000	189,963
6.13%, 7/15/2038	216,000	232,714
		17,938,179
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.40%, 2/4/2041	490,000	342,716
3.70%, 2/4/2051	493,000	330,724
3.88%, 9/16/2046	466,000	327,193
4.00%, 2/4/2061	343,000	236,450
4.25%, 8/9/2042	366,000	286,014
4.45%, 5/6/2050	250,000	184,478
4.50%, 5/2/2043	299,000	238,183
5.38%, 1/31/2044 (b)	380,000	357,299
5.80%, 2/14/2039	809,000	790,692
5.95%, 2/14/2049 (b)	886,000	837,660
6.20%, 2/14/2059	1,000	975
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	174,000	143,994
4.02%, 4/16/2043	210,000	180,575
4.50%, 8/15/2033	482,000	470,668
4.50%, 3/15/2049	208,000	192,608
4.54%, 3/26/2042	200,000	185,100
5.38%, 9/15/2035	96,000	99,709
BAT Capital Corp.:
3.73%, 9/25/2040	202,000	144,068
3.98%, 9/25/2050	450,000	303,372
4.39%, 8/15/2037	910,000	727,181
4.54%, 8/15/2047	639,000	471,512
4.76%, 9/6/2049	326,000	246,107
5.28%, 4/2/2050	191,000	158,456
5.65%, 3/16/2052	36,000	31,298
Philip Morris International, Inc.:
3.88%, 8/21/2042	143,000	113,355
4.13%, 3/4/2043	260,000	212,313
4.25%, 11/10/2044	493,000	410,215
4.38%, 11/15/2041	255,000	217,946
4.50%, 3/20/2042	109,000	93,970
4.88%, 11/15/2043	98,000	87,904
6.38%, 5/16/2038	554,000	606,087
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	98,797
5.85%, 8/15/2045	908,000	808,783

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.15%, 9/15/2043	$ 100,000	$ 96,176
7.25%, 6/15/2037	264,000	277,073
		10,309,651
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series A, Class A, 2.88%, 1/11/2036	96,346	80,095
Series 2016-3, Class AA, 3.00%, 4/15/2030	4,881	4,351
Series AA, Class AA, 3.15%, 8/15/2033	97,125	84,311
Series AA, Class AA, 3.20%, 12/15/2029	25,789	23,169
Series AA, Class AA, 3.35%, 4/15/2031	64,916	58,027
Series AA, Class AA, 3.58%, 7/15/2029	58,704	54,198
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,337	1,241
Series AA, Class AA, 3.65%, 8/15/2030	58,220	53,469
Series A, Class A, 3.70%, 4/1/2028	2,207	1,981
JetBlue Pass-Through Trust:
Series 2019, Class AA, 2.75%, 11/15/2033	112,760	95,254
Series 2020-1, Class A, 4.00%, 5/15/2034	46,002	41,876
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	3,699	3,452
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	85,900	72,635
Series AA, Class AA, 3.50%, 9/1/2031	73,727	66,547
Series A, Class A, 3.75%, 3/3/2028	16,256	15,246
Series A, Class A, 4.00%, 10/11/2027	41,012	38,662
Series AA, Class AA, 4.15%, 2/25/2033	84,009	76,934
Series 2023-1, 5.80%, 7/15/2037	195,000	198,685
		970,133
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	247,000	197,919
3.38%, 3/27/2050	388,000	314,268
3.63%, 5/1/2043	250,000	210,355
3.88%, 11/1/2045	265,000	231,769
		954,311
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.2%
Cummins, Inc.:
2.60%, 9/1/2050	$ 113,000	$ 72,882
4.88%, 10/1/2043	50,000	47,147
General Motors Co.:
5.00%, 4/1/2035	104,000	94,310
5.15%, 4/1/2038	102,000	91,015
5.20%, 4/1/2045	286,000	243,864
5.40%, 4/1/2048	171,000	147,506
5.95%, 4/1/2049	155,000	144,741
6.25%, 10/2/2043	374,000	366,303
6.60%, 4/1/2036	131,000	134,745
6.75%, 4/1/2046	102,000	103,087
		1,445,600
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.10%, 12/1/2051	510,000	320,280
4.40%, 10/1/2046	140,000	109,010
5.40%, 3/15/2049	87,000	77,028
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	239,000	182,166
BorgWarner, Inc. 4.38%, 3/15/2045	74,000	59,397
Lear Corp.:
3.55%, 1/15/2052	254,000	170,182
5.25%, 5/15/2049	46,000	40,248
		958,311
BANKS — 8.0%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,683,000	1,182,207
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	218,000	142,916
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	583,000	395,659
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,154,000	879,463
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	312,000	231,663
3 Month SOFR + 1.45%, 3.95%, 1/23/2049 (c)	288,000	232,842
Series MTN, 3 Month SOFR + 1.58%, 4.08%, 4/23/2040 (b) (c)	558,000	478,507
Series MTN, 3 Month SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,794,000	1,484,517
3 Month SOFR + 2.08%, 4.24%, 4/24/2038 (c)	738,000	648,296
Series MTN, 3 Month SOFR + 1.78%, 4.33%, 3/15/2050 (c)	845,000	726,413
Series MTN, 3 Month SOFR + 2.25%, 4.44%, 1/20/2048 (c)	657,000	580,039

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series L, 4.75%, 4/21/2045	$ 40,000	$ 36,480
Series MTN, 4.88%, 4/1/2044	161,000	153,415
Series MTN, 5.00%, 1/21/2044	594,000	572,016
Series MTN, 5.88%, 2/7/2042	423,000	450,926
6.11%, 1/29/2037	728,000	767,472
7.75%, 5/14/2038	508,000	605,043
Bank of America N.A. Series BKNT, 6.00%, 10/15/2036	381,000	407,099
Barclays PLC:
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	390,000	273,285
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	469,000	332,329
4.95%, 1/10/2047	342,000	301,996
5.25%, 8/17/2045	470,000	435,742
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	443,000	314,317
3 Month SOFR + 1.43%, 3.88%, 1/24/2039 (c)	435,000	364,195
3 Month SOFR + 2.10%, 4.28%, 4/24/2048 (c)	362,000	311,005
4.65%, 7/30/2045	248,000	219,869
4.65%, 7/23/2048	924,000	837,357
4.75%, 5/18/2046	600,000	514,080
5.30%, 5/6/2044	281,000	260,001
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	330,000	323,093
5.88%, 1/30/2042	387,000	406,443
6.00%, 10/31/2033	107,000	110,076
6.13%, 8/25/2036	180,000	183,638
6.63%, 6/15/2032	99,000	104,709
6.68%, 9/13/2043	201,000	216,801
8.13%, 7/15/2039	649,000	830,421
Citizens Financial Group, Inc. 2.64%, 9/30/2032	116,000	81,896
Cooperatieve Rabobank UA:
Series BKNT, 5.25%, 5/24/2041	570,000	594,322
5.75%, 12/1/2043	468,000	469,718
Fifth Third Bancorp 8.25%, 3/1/2038	262,000	300,362
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	447,000	315,296
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	832,000	614,632
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	820,000	622,823
3 Month SOFR + 1.63%, 4.02%, 10/31/2038 (c)	996,000	843,114
3 Month SOFR + 1.69%, 4.41%, 4/23/2039 (c)	640,000	559,699
Security Description	Principal Amount	Value
4.75%, 10/21/2045	$ 551,000	$ 502,319
Series MTN, 4.80%, 7/8/2044	684,000	627,919
5.15%, 5/22/2045	616,000	573,921
6.13%, 2/15/2033	134,000	143,970
6.25%, 2/1/2041	977,000	1,049,396
6.45%, 5/1/2036	174,000	181,367
6.75%, 10/1/2037	1,696,000	1,823,556
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	115,000	111,192
Series BKNT, 5.88%, 11/1/2034	81,000	79,941
Series BKNT, 7.00%, 1/15/2039	322,000	346,720
HSBC Holdings PLC:
5.25%, 3/14/2044	537,000	483,488
6.10%, 1/14/2042	333,000	352,907
SOFR + 2.65%, 6.33%, 3/9/2044	1,057,000	1,094,745
6.50%, 5/2/2036	201,000	199,800
6.50%, 9/15/2037	885,000	901,842
6.80%, 6/1/2038	373,000	380,298
7.63%, 5/17/2032	97,000	102,065
JPMorgan Chase & Co.:
3 Month SOFR + 1.51%, 2.53%, 11/19/2041 (c)	482,000	331,462
3 Month SOFR + 2.46%, 3.11%, 4/22/2041 (c)	410,000	310,198
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	664,000	464,408
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	470,000	354,704
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	1,125,000	820,001
3 Month SOFR + 1.62%, 3.88%, 7/24/2038 (c)	795,000	685,934
3 Month SOFR + 1.48%, 3.90%, 1/23/2049 (c)	711,000	574,580
3 Month SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,311,000	1,072,477
3 Month SOFR + 1.72%, 4.03%, 7/24/2048 (c)	495,000	411,533
3 Month SOFR + 1.84%, 4.26%, 2/22/2048 (c)	576,000	499,023
4.85%, 2/1/2044	259,000	245,724
4.95%, 6/1/2045	710,000	660,975
SOFR + 1.85%, 5.35%, 6/1/2034	700,000	706,755
5.40%, 1/6/2042	375,000	380,224
5.60%, 7/15/2041	544,000	564,384
5.63%, 8/16/2043	533,000	546,032
6.40%, 5/15/2038	789,000	880,516
Lloyds Banking Group PLC:
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (c)	384,600	253,355
4.34%, 1/9/2048	425,000	319,298

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.30%, 12/1/2045	$ 291,000	$ 259,496
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	427,000	361,737
4.15%, 3/7/2039	154,000	137,439
4.29%, 7/26/2038	67,000	60,022
Mizuho Financial Group, Inc. 1 year CMT + 1.80%, 5.75%, 5/27/2034 (b) (c)	122,000	122,689
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	575,000	377,672
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	623,000	472,863
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	644,000	546,305
4.30%, 1/27/2045	738,000	645,602
4.38%, 1/22/2047	664,000	593,138
3 Month SOFR + 1.69%, 4.46%, 4/22/2039 (c)	254,000	226,327
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	779,000	811,048
6.38%, 7/24/2042	538,000	599,935
7.25%, 4/1/2032	116,000	131,692
Regions Bank Series BKNT, 6.45%, 6/26/2037	60,000	59,200
Regions Financial Corp. 7.38%, 12/10/2037	66,000	71,311
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	159,000	106,021
2.93%, 9/17/2041	236,000	167,258
3.05%, 1/14/2042	142,000	105,638
UBS Group AG 4.88%, 5/15/2045	805,000	695,625
Wachovia Corp. 5.50%, 8/1/2035	251,000	245,870
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,200,000	880,476
3.90%, 5/1/2045	674,000	541,512
Series MTN, 4.40%, 6/14/2046	770,000	627,388
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,149,000	1,007,926
Series MTN, 4.65%, 11/4/2044	753,000	642,023
Series MTN, 4.75%, 12/7/2046	802,000	682,181
Series GMTN, 4.90%, 11/17/2045	777,000	683,752
Series MTN, 3 Month SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,759,000	1,633,284
Security Description	Principal Amount	Value
5.38%, 2/7/2035	$ 97,000	$ 96,362
5.38%, 11/2/2043	682,000	642,001
5.61%, 1/15/2044	890,400	854,392
Wells Fargo Bank NA:
Series BKNT, 5.85%, 2/1/2037	372,000	377,242
5.95%, 8/26/2036	285,000	286,416
Series BKNT, 6.60%, 1/15/2038	485,000	526,400
Westpac Banking Corp.:
2.96%, 11/16/2040	337,000	225,905
4.42%, 7/24/2039 (b)	290,000	239,099
		56,496,468
BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,571,000	1,529,667
4.90%, 2/1/2046	3,266,000	3,119,357
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	123,000	106,229
4.63%, 2/1/2044	328,000	301,166
4.70%, 2/1/2036	218,000	211,303
4.90%, 2/1/2046	610,000	580,787
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	242,000	202,525
4.35%, 6/1/2040	305,000	280,423
4.44%, 10/6/2048	714,000	644,049
4.50%, 6/1/2050	630,000	582,259
4.60%, 4/15/2048	805,000	747,442
4.60%, 6/1/2060	256,000	232,105
4.75%, 4/15/2058	197,000	182,607
4.95%, 1/15/2042	483,000	471,133
5.45%, 1/23/2039	553,000	572,930
5.55%, 1/23/2049	1,425,000	1,500,796
5.80%, 1/23/2059	696,000	758,751
5.88%, 6/15/2035	99,000	105,781
8.00%, 11/15/2039	234,000	296,497
8.20%, 1/15/2039	449,000	586,565
Brown-Forman Corp.:
4.00%, 4/15/2038	73,000	64,474
4.50%, 7/15/2045	215,000	199,832
Coca-Cola Co.:
2.50%, 6/1/2040	241,000	181,374
2.60%, 6/1/2050	412,000	288,767
2.88%, 5/5/2041	468,000	370,399
3.00%, 3/5/2051	515,000	392,260
4.20%, 3/25/2050	102,000	96,533
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	100,000	78,266
5.25%, 11/26/2043	212,000	212,008
Constellation Brands, Inc.:
3.75%, 5/1/2050	133,000	104,650

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.10%, 2/15/2048	$ 61,000	$ 49,527
4.50%, 5/9/2047	203,000	175,299
5.25%, 11/15/2048	68,000	65,292
Diageo Capital PLC:
3.88%, 4/29/2043	275,000	233,722
5.88%, 9/30/2036	168,000	180,015
Diageo Investment Corp.:
4.25%, 5/11/2042	108,000	97,967
7.45%, 4/15/2035	115,000	139,140
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	118,000	84,323
3.80%, 5/1/2050	328,000	258,890
4.42%, 12/15/2046	120,000	102,604
4.50%, 4/15/2052	402,000	354,154
5.09%, 5/25/2048	175,000	166,142
Molson Coors Beverage Co.:
4.20%, 7/15/2046	761,000	627,003
5.00%, 5/1/2042	241,682	224,863
PepsiCo, Inc.:
2.63%, 10/21/2041	261,000	197,269
2.75%, 10/21/2051	303,000	217,690
2.88%, 10/15/2049	220,000	165,565
3.38%, 7/29/2049	161,000	131,059
3.45%, 10/6/2046	257,000	212,225
3.50%, 3/19/2040	205,000	173,159
3.60%, 8/13/2042	118,000	100,306
3.63%, 3/19/2050	206,000	175,290
3.88%, 3/19/2060	10,000	8,670
4.00%, 3/5/2042	163,000	146,736
4.00%, 5/2/2047	92,000	84,441
4.20%, 7/18/2052	167,000	156,442
4.25%, 10/22/2044	134,000	121,971
4.45%, 4/14/2046	271,000	261,304
4.88%, 11/1/2040	97,000	97,788
5.50%, 1/15/2040	90,000	97,504
		20,107,295
BIOTECHNOLOGY — 2.0%
Amgen, Inc.:
2.77%, 9/1/2053	309,000	192,807
2.80%, 8/15/2041	303,000	214,436
3.00%, 1/15/2052	374,000	249,637
3.15%, 2/21/2040	570,000	436,010
3.38%, 2/21/2050	674,000	494,440
4.20%, 2/22/2052	155,000	128,428
4.40%, 5/1/2045	709,000	614,107
4.40%, 2/22/2062	483,000	397,717
4.56%, 6/15/2048	236,000	209,422
4.66%, 6/15/2051	1,132,000	1,014,102
4.88%, 3/1/2053	325,000	298,828
4.95%, 10/1/2041	222,000	206,318
5.15%, 11/15/2041	86,000	83,169
5.60%, 3/2/2043	866,000	868,035
5.65%, 6/15/2042	196,000	196,214
5.65%, 3/2/2053	1,572,000	1,593,694
5.75%, 3/15/2040	214,000	214,875
Security Description	Principal Amount	Value
5.75%, 3/2/2063	$ 1,086,000	$ 1,103,799
6.38%, 6/1/2037	191,000	206,119
6.40%, 2/1/2039	184,000	197,377
Baxalta, Inc. 5.25%, 6/23/2045	107,000	105,118
Biogen, Inc.:
3.15%, 5/1/2050 (b)	463,000	316,400
3.25%, 2/15/2051	238,000	166,552
5.20%, 9/15/2045	328,000	327,934
Gilead Sciences, Inc.:
2.60%, 10/1/2040	208,000	150,665
2.80%, 10/1/2050	686,000	464,635
4.00%, 9/1/2036	200,000	180,470
4.15%, 3/1/2047	460,000	399,423
4.50%, 2/1/2045	597,000	544,195
4.60%, 9/1/2035	270,000	260,615
4.75%, 3/1/2046	582,000	548,331
4.80%, 4/1/2044	593,000	566,499
5.65%, 12/1/2041	397,000	417,291
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	133,000	85,736
Royalty Pharma PLC:
2.15%, 9/2/2031	21,000	16,465
3.30%, 9/2/2040	424,000	301,862
3.35%, 9/2/2051	152,000	98,051
3.55%, 9/2/2050	393,000	265,369
		14,135,145
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	230,000	171,617
2.80%, 5/15/2050	249,000	178,045
Albemarle Corp.:
5.45%, 12/1/2044	197,000	186,415
5.65%, 6/1/2052	164,000	156,526
CF Industries, Inc.:
4.95%, 6/1/2043	339,000	293,432
5.38%, 3/15/2044	345,000	315,402
Dow Chemical Co.:
3.60%, 11/15/2050	20,000	14,892
4.63%, 10/1/2044	206,000	178,666
4.80%, 5/15/2049	382,000	335,713
5.25%, 11/15/2041	389,000	375,463
5.55%, 11/30/2048	400,000	389,084
6.90%, 5/15/2053	390,000	441,913
7.38%, 11/1/2029	22,000	24,491
9.40%, 5/15/2039	146,000	196,471
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	463,000	458,338
5.42%, 11/15/2048	707,000	698,580
Eastman Chemical Co.:
4.65%, 10/15/2044	298,000	250,934
4.80%, 9/1/2042	275,000	239,057
Ecolab, Inc.:
2.70%, 12/15/2051	290,000	192,261

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.75%, 8/18/2055	$ 185,000	$ 118,763
3.95%, 12/1/2047	174,000	148,309
5.50%, 12/8/2041	197,000	202,896
FMC Corp.:
4.50%, 10/1/2049	197,000	152,208
6.38%, 5/18/2053	425,000	431,562
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	189,000	145,086
5.00%, 9/26/2048	361,000	306,157
Linde, Inc. 3.55%, 11/7/2042	230,000	186,650
Lubrizol Corp. 6.50%, 10/1/2034	116,000	135,500
LYB International Finance BV:
4.88%, 3/15/2044	347,000	304,711
5.25%, 7/15/2043	287,000	261,308
LYB International Finance III LLC:
3.38%, 10/1/2040	271,000	200,158
3.63%, 4/1/2051	368,000	255,377
3.80%, 10/1/2060	235,000	158,644
4.20%, 10/15/2049	330,000	252,664
4.20%, 5/1/2050	321,000	245,122
LyondellBasell Industries NV 4.63%, 2/26/2055	369,000	301,023
Mosaic Co.:
4.88%, 11/15/2041	168,000	143,763
5.45%, 11/15/2033	102,000	99,468
5.63%, 11/15/2043	203,000	190,487
Nutrien Ltd.:
3.95%, 5/13/2050	20,000	15,344
4.13%, 3/15/2035	152,000	133,403
4.90%, 6/1/2043	85,000	76,128
5.00%, 4/1/2049	303,000	273,145
5.25%, 1/15/2045	15,000	13,910
5.63%, 12/1/2040	164,000	158,906
5.80%, 3/27/2053	345,000	346,263
5.88%, 12/1/2036	133,000	134,698
6.13%, 1/15/2041	198,000	203,968
RPM International, Inc.:
4.25%, 1/15/2048	149,000	114,526
5.25%, 6/1/2045	180,000	159,977
Sherwin-Williams Co.:
2.90%, 3/15/2052	175,000	112,681
3.30%, 5/15/2050	248,000	175,961
4.50%, 6/1/2047	450,000	394,348
4.55%, 8/1/2045	220,000	188,076
Westlake Corp.:
2.88%, 8/15/2041	157,000	104,711
3.13%, 8/15/2051	169,000	105,958
3.38%, 8/15/2061	193,000	117,641
4.38%, 11/15/2047	143,000	112,954
5.00%, 8/15/2046	136,000	117,930
		12,397,684
Security Description	Principal Amount	Value
COAL — 0.1%
Teck Resources Ltd.:
5.20%, 3/1/2042	$ 239,000	$ 212,815
5.40%, 2/1/2043	239,000	217,258
6.00%, 8/15/2040	196,000	191,247
6.13%, 10/1/2035	97,000	97,807
6.25%, 7/15/2041	181,000	182,372
		901,499
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	170,000	135,589
California Institute of Technology:
3.65%, 9/1/2119	161,000	109,731
4.32%, 8/1/2045	134,000	122,527
4.70%, 11/1/2111	124,000	108,243
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	200,000	194,488
Claremont Mckenna College 3.78%, 1/1/2122	136,000	94,172
Duke University:
Series 2020, 2.68%, 10/1/2044	214,000	158,859
Series 2020, 2.83%, 10/1/2055	175,000	122,026
Emory University Series 2020, 2.97%, 9/1/2050	164,000	117,663
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	4,000	2,644
Series 2020, 2.82%, 6/1/2070	219,000	136,879
George Washington University:
Series 2018, 4.13%, 9/15/2048	141,000	121,614
Series 2014, 4.30%, 9/15/2044	162,000	145,126
Series 2015, 4.87%, 9/15/2045	165,000	156,866
Georgetown University:
Series 20A, 2.94%, 4/1/2050	109,000	74,672
Series B, 4.32%, 4/1/2049	98,000	86,119
5.12%, 4/1/2053	45,000	44,913
Series A, 5.22%, 10/1/2118	115,000	105,559
Global Payments, Inc.:
4.15%, 8/15/2049	228,000	170,396
5.95%, 8/15/2052	236,000	226,161
Howard University Series 22A, 5.21%, 10/1/2052	167,000	137,446

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	$ 101,000	$ 89,575
Leland Stanford Junior University:
2.41%, 6/1/2050	247,000	163,361
3.65%, 5/1/2048	98,000	83,810
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	191,000	142,692
3.07%, 4/1/2052	134,000	100,747
3.89%, 7/1/2116	171,000	131,198
3.96%, 7/1/2038	11,000	10,117
4.68%, 7/1/2114	290,000	271,310
5.60%, 7/1/2111	273,000	308,050
Moody's Corp.:
2.75%, 8/19/2041	176,000	123,476
3.25%, 5/20/2050	136,000	96,401
3.75%, 2/25/2052	147,000	116,131
4.88%, 12/17/2048	101,000	94,755
5.25%, 7/15/2044	174,000	170,304
Northeastern University Series 2020, 2.89%, 10/1/2050	102,000	70,159
Northwestern University:
Series 2020, 2.64%, 12/1/2050	146,000	101,017
4.64%, 12/1/2044	113,000	109,810
PayPal Holdings, Inc.:
3.25%, 6/1/2050	327,000	236,660
5.05%, 6/1/2052	322,000	315,302
5.25%, 6/1/2062	139,000	135,375
President & Fellows of Harvard College:
2.52%, 10/15/2050	128,000	86,323
3.15%, 7/15/2046	124,000	95,610
3.30%, 7/15/2056	271,000	205,919
4.88%, 10/15/2040	107,000	108,172
Quanta Services, Inc. 3.05%, 10/1/2041	163,000	113,130
S&P Global, Inc.:
2.30%, 8/15/2060	218,000	126,248
3.25%, 12/1/2049	171,000	128,327
3.70%, 3/1/2052	315,000	257,897
3.90%, 3/1/2062	337,000	278,581
Thomas Jefferson University 3.85%, 11/1/2057	301,000	219,435
Trustees of Boston College 3.13%, 7/1/2052	198,000	145,878
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	310,000	212,930
5.70%, 3/1/2039	111,000	122,513
Security Description	Principal Amount	Value
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	$ 177,000	$ 123,737
4.67%, 9/1/2112	159,000	142,200
University of Chicago:
Series C, 2.55%, 4/1/2050	115,000	78,630
Series 20B, 2.76%, 4/1/2045	127,000	96,703
4.00%, 10/1/2053	170,000	149,388
University of Miami Series 2022, 4.06%, 4/1/2052	20,000	17,037
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	176,000	143,394
Series 2015, 3.44%, 2/15/2045	193,000	157,141
University of Southern California:
2.81%, 10/1/2050	120,000	83,455
3.03%, 10/1/2039	164,000	131,697
Series A, 3.23%, 10/1/2120	189,000	117,545
Series 2017, 3.84%, 10/1/2047	129,000	111,137
5.25%, 10/1/2111	191,000	191,638
Verisk Analytics, Inc.:
3.63%, 5/15/2050	124,000	91,156
5.50%, 6/15/2045	50,000	47,858
Washington University 4.35%, 4/15/2122	201,000	166,870
William Marsh Rice University:
3.57%, 5/15/2045	38,000	31,914
3.77%, 5/15/2055	167,000	140,323
Yale University Series 2020, 2.40%, 4/15/2050	150,000	99,144
		9,663,873
COMPUTERS — 2.2%
Apple, Inc.:
2.40%, 8/20/2050	422,000	281,710
2.55%, 8/20/2060	431,000	284,007
2.65%, 5/11/2050	795,000	553,582
2.65%, 2/8/2051	974,000	672,567
2.70%, 8/5/2051	587,000	408,699
2.80%, 2/8/2061	501,000	338,441
2.85%, 8/5/2061	442,000	300,746
2.95%, 9/11/2049	455,000	338,625
3.45%, 2/9/2045	652,000	548,638
3.75%, 9/12/2047	310,000	267,697
3.75%, 11/13/2047	376,000	325,413
3.85%, 5/4/2043	1,037,000	924,226
3.85%, 8/4/2046	599,000	526,377
3.95%, 8/8/2052	526,000	463,353
4.10%, 8/8/2062	444,000	388,860
4.25%, 2/9/2047	190,000	181,019

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.38%, 5/13/2045	$ 713,000	$ 676,459
4.45%, 5/6/2044	318,000	309,958
4.50%, 2/23/2036 (b)	323,000	328,808
4.65%, 2/23/2046	1,304,000	1,284,323
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	328,000	231,332
3.45%, 12/15/2051 (d)	357,000	238,330
8.10%, 7/15/2036	295,000	342,684
8.35%, 7/15/2046	178,000	217,941
Dell, Inc. 6.50%, 4/15/2038	109,000	112,693
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	101,583
6.35%, 10/15/2045	621,000	646,529
HP, Inc. 6.00%, 9/15/2041	416,000	419,952
International Business Machines Corp.:
2.85%, 5/15/2040	211,000	154,703
2.95%, 5/15/2050	283,000	189,743
3.43%, 2/9/2052	188,000	136,550
4.00%, 6/20/2042	450,200	380,198
4.15%, 5/15/2039 (b)	683,000	598,998
4.25%, 5/15/2049 (b)	1,018,300	867,856
4.70%, 2/19/2046	158,000	143,181
4.90%, 7/27/2052	283,000	263,951
5.10%, 2/6/2053	250,000	240,620
5.60%, 11/30/2039	251,000	257,684
5.88%, 11/29/2032	99,000	105,806
6.50%, 1/15/2028	30,000	31,830
7.13%, 12/1/2096	157,000	199,491
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	317,000	212,577
		15,497,740
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	563,000	431,866
3.58%, 4/5/2050	675,000	498,683
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	109,000	85,263
Johnson Controls International PLC:
4.50%, 2/15/2047	196,000	171,179
4.63%, 7/2/2044	194,000	173,562
4.95%, 7/2/2064 (e)	145,000	129,272
5.13%, 9/14/2045	125,000	118,907
6.00%, 1/15/2036	181,000	187,719
Lafarge SA 7.13%, 7/15/2036	105,000	114,538
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	288,000	200,819
4.25%, 12/15/2047	232,000	193,001
Security Description	Principal Amount	Value
Masco Corp.:
3.13%, 2/15/2051	$ 125,000	$ 78,806
4.50%, 5/15/2047	74,000	59,776
Owens Corning:
4.30%, 7/15/2047	215,000	176,483
4.40%, 1/30/2048	191,000	158,110
7.00%, 12/1/2036	181,000	198,076
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	142,000	145,468
Vulcan Materials Co.:
4.50%, 6/15/2047	135,000	117,389
4.70%, 3/1/2048	205,000	183,022
		3,421,939
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033 (d)	250,000	251,447
WW Grainger, Inc.:
3.75%, 5/15/2046	63,000	50,937
4.20%, 5/15/2047	111,000	97,023
4.60%, 6/15/2045	223,000	210,773
		610,180
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.40%, 10/29/2033	220,000	177,118
3.85%, 10/29/2041	643,000	489,381
Ally Financial, Inc. 8.00%, 11/1/2031	106,000	109,971
American Express Co. 4.05%, 12/3/2042	297,000	258,476
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	190,000	126,046
Brookfield Finance, Inc.:
3.50%, 3/30/2051	248,000	164,955
3.63%, 2/15/2052	115,000	77,922
4.70%, 9/20/2047	290,000	243,916
CI Financial Corp. 4.10%, 6/15/2051	433,000	262,983
CME Group, Inc.:
4.15%, 6/15/2048	218,000	197,839
5.30%, 9/15/2043	234,000	243,180
Credit Suisse USA, Inc. 7.13%, 7/15/2032	115,000	126,663
Franklin Resources, Inc. 2.95%, 8/12/2051	107,000	68,093
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	268,000	190,604
3.00%, 6/15/2050	364,000	252,507
3.00%, 9/15/2060	314,000	205,142
4.25%, 9/21/2048	504,000	438,299
4.95%, 6/15/2052	486,000	463,625

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.20%, 6/15/2062	$ 446,000	$ 442,619
Invesco Finance PLC 5.38%, 11/30/2043	155,000	151,035
Jefferies Financial Group, Inc.:
2.75%, 10/15/2032	116,000	89,240
6.25%, 1/15/2036	110,000	112,346
6.50%, 1/20/2043	126,000	127,910
Legg Mason, Inc. 5.63%, 1/15/2044	167,000	163,541
Mastercard, Inc.:
3.65%, 6/1/2049	363,000	302,822
3.80%, 11/21/2046	131,000	111,321
3.85%, 3/26/2050	525,000	452,875
3.95%, 2/26/2048	151,000	133,877
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	108,041
3.25%, 4/28/2050	161,000	108,923
3.95%, 3/7/2052	171,000	131,301
5.55%, 2/15/2034	250,000	250,987
5.95%, 8/15/2053	80,000	81,878
6.10%, 6/28/2063	70,000	71,630
Raymond James Financial, Inc.:
3.75%, 4/1/2051	241,000	182,331
4.95%, 7/15/2046	129,000	116,373
Visa, Inc.:
2.70%, 4/15/2040	461,478	354,092
3.65%, 9/15/2047	375,000	317,617
4.15%, 12/14/2035	309,000	294,251
4.30%, 12/14/2045	1,332,000	1,236,416
Voya Financial, Inc.:
4.80%, 6/15/2046	155,000	127,759
5.70%, 7/15/2043	173,000	165,741
Western Union Co. 6.20%, 11/17/2036	235,000	236,344
		9,967,990
ELECTRIC — 11.5%
AEP Texas, Inc.:
3.45%, 5/15/2051	111,000	79,260
3.80%, 10/1/2047	30,000	22,658
Series G, 4.15%, 5/1/2049	100,000	80,077
5.25%, 5/15/2052	139,000	132,097
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	77,000	49,720
Series M, 3.65%, 4/1/2050	50,000	38,753
3.75%, 12/1/2047	133,000	105,953
3.80%, 6/15/2049	131,000	103,929
4.00%, 12/1/2046	129,000	107,961
4.25%, 9/15/2048	103,000	88,775
Series O, 4.50%, 6/15/2052	154,000	137,987
5.40%, 3/15/2053	120,000	123,428
Alabama Power Co.:
3.00%, 3/15/2052	348,000	235,714
3.13%, 7/15/2051	230,000	159,305
3.45%, 10/1/2049	281,000	206,293
Series B, 3.70%, 12/1/2047	229,000	178,155
Security Description	Principal Amount	Value
3.75%, 3/1/2045	$ 303,000	$ 238,946
3.85%, 12/1/2042	124,000	101,988
4.15%, 8/15/2044	195,000	162,160
4.30%, 1/2/2046	198,000	166,566
Series A, 4.30%, 7/15/2048	153,000	130,287
6.00%, 3/1/2039	128,000	133,262
6.13%, 5/15/2038	150,000	160,837
Ameren Illinois Co.:
2.90%, 6/15/2051	81,000	54,728
3.70%, 12/1/2047	230,000	184,881
4.15%, 3/15/2046	145,000	121,606
4.95%, 6/1/2033	250,000	248,047
5.90%, 12/1/2052	236,000	258,090
American Electric Power Co., Inc. 3.25%, 3/1/2050	115,000	78,606
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	136,000	102,662
4.40%, 5/15/2044	112,000	92,698
4.45%, 6/1/2045	184,000	152,017
Series Y, 4.50%, 3/1/2049	90,000	75,738
7.00%, 4/1/2038	519,000	584,830
Arizona Public Service Co.:
3.35%, 5/15/2050	129,000	88,859
3.50%, 12/1/2049	192,000	134,521
3.75%, 5/15/2046	180,000	132,804
4.20%, 8/15/2048	113,000	88,616
4.25%, 3/1/2049	141,000	111,700
4.35%, 11/15/2045	135,000	108,527
4.50%, 4/1/2042	183,000	155,512
5.05%, 9/1/2041	161,000	146,784
Avista Corp.:
4.00%, 4/1/2052	179,000	142,391
4.35%, 6/1/2048	167,000	144,226
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	85,000	56,939
3.20%, 9/15/2049	181,000	130,646
3.50%, 8/15/2046	175,000	131,917
3.75%, 8/15/2047	209,000	163,747
4.25%, 9/15/2048	245,000	207,679
4.55%, 6/1/2052	254,000	226,108
5.40%, 6/1/2053	250,000	254,570
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	292,000	189,058
3.80%, 7/15/2048	330,000	254,734
4.25%, 10/15/2050	285,000	230,502
4.45%, 1/15/2049	263,000	221,862
4.50%, 2/1/2045	261,000	221,915
4.60%, 5/1/2053	349,000	299,121
5.15%, 11/15/2043	255,000	237,061
5.95%, 5/15/2037	148,000	152,135
6.13%, 4/1/2036	378,000	394,390
Black Hills Corp.:
3.88%, 10/15/2049	146,000	107,639

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.20%, 9/15/2046	$ 142,000	$ 111,763
4.35%, 5/1/2033	56,000	49,939
CenterPoint Energy Houston Electric LLC:
Series AF, 3.35%, 4/1/2051	287,000	215,049
3.55%, 8/1/2042	141,000	111,735
3.95%, 3/1/2048	238,000	197,083
Series AC, 4.25%, 2/1/2049	188,000	163,695
Series AJ, COR, 4.85%, 10/1/2052	212,000	201,676
5.30%, 4/1/2053	50,000	51,078
CenterPoint Energy, Inc. 3.70%, 9/1/2049	136,000	102,373
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	169,000	141,862
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	182,000	179,559
CMS Energy Corp. 4.88%, 3/1/2044	179,000	162,851
Commonwealth Edison Co.:
3.00%, 3/1/2050	212,000	146,696
Series 130, 3.13%, 3/15/2051	296,000	207,848
Series 127, 3.20%, 11/15/2049	174,000	124,313
3.65%, 6/15/2046	247,000	193,114
3.70%, 3/1/2045	53,000	41,968
Series 123, 3.75%, 8/15/2047	298,000	235,366
3.80%, 10/1/2042	117,000	96,222
Series 133, 3.85%, 3/15/2052	247,000	197,590
4.00%, 3/1/2048	286,000	239,662
4.00%, 3/1/2049	200,000	165,570
4.35%, 11/15/2045	189,000	164,842
4.60%, 8/15/2043	159,000	144,873
4.70%, 1/15/2044	100,000	91,739
5.30%, 2/1/2053	232,000	236,728
Series 103, 5.90%, 3/15/2036	236,000	246,957
6.45%, 1/15/2038	167,000	184,829
Connecticut Light & Power Co.:
4.00%, 4/1/2048	320,000	270,026
Series A, 4.15%, 6/1/2045	135,000	114,550
4.30%, 4/15/2044	210,000	182,545
5.25%, 1/15/2053	136,000	138,418
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	80,000	50,583
3.20%, 12/1/2051	235,000	163,551
3.60%, 6/15/2061	124,000	89,807
3.70%, 11/15/2059	50,000	36,532
3.85%, 6/15/2046	40,000	31,062
Series 2017, 3.88%, 6/15/2047	183,000	143,715
Security Description	Principal Amount	Value
3.95%, 3/1/2043	$ 337,000	$ 274,662
Series 20B, 3.95%, 4/1/2050	146,000	119,054
Series C, 4.00%, 11/15/2057	104,000	81,522
Series A, 4.13%, 5/15/2049	129,000	105,602
Series 12-A, 4.20%, 3/15/2042	136,000	116,485
Series C, 4.30%, 12/1/2056	144,000	116,935
4.45%, 3/15/2044	336,000	293,674
4.50%, 12/1/2045	184,000	160,216
4.50%, 5/15/2058	243,000	204,033
4.63%, 12/1/2054	189,000	162,988
Series E, 4.65%, 12/1/2048	135,000	119,887
Series 05-A, 5.30%, 3/1/2035	98,000	97,157
Series 09-C, 5.50%, 12/1/2039	210,000	207,031
5.70%, 6/15/2040	142,000	142,787
Series 06-A, 5.85%, 3/15/2036	917,000	936,871
6.15%, 11/15/2052	315,000	347,234
Series 07-A, 6.30%, 8/15/2037	122,000	132,026
Series 08-B, 6.75%, 4/1/2038	237,000	264,878
Constellation Energy Generation LLC:
5.60%, 6/15/2042	310,000	300,443
5.75%, 10/1/2041	150,000	146,733
6.25%, 10/1/2039	327,000	339,066
Consumers Energy Co.:
2.50%, 5/1/2060	140,000	80,156
3.10%, 8/15/2050	266,000	188,105
3.95%, 5/15/2043	91,000	76,156
4.05%, 5/15/2048	232,000	195,613
4.20%, 9/1/2052	214,000	183,554
4.35%, 4/15/2049	161,000	141,994
4.63%, 5/15/2033	206,000	200,910
Dayton Power & Light Co. 3.95%, 6/15/2049	179,000	139,446
Delmarva Power & Light Co. 4.15%, 5/15/2045	108,000	89,238
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	196,000	177,933
5.10%, 6/1/2065	134,000	128,826
5.45%, 2/1/2041	198,000	196,844
6.05%, 1/15/2038	141,000	150,967
6.63%, 2/1/2032	36,000	39,695
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	188,000	149,772
Series B, 4.85%, 8/15/2052	237,000	211,406
Series C, 4.90%, 8/1/2041	129,000	115,642
Series B, 5.95%, 6/15/2035	100,000	102,764
7.00%, 6/15/2038	160,000	175,944
DTE Electric Co.:
2.95%, 3/1/2050	118,000	80,871

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series B, 3.25%, 4/1/2051	$ 81,000	$ 58,538
Series B, 3.65%, 3/1/2052	128,000	99,940
3.70%, 3/15/2045	166,000	131,817
3.70%, 6/1/2046	212,000	165,436
3.75%, 8/15/2047	181,000	142,364
Series A, 4.00%, 4/1/2043	95,000	79,460
Series A, 4.05%, 5/15/2048	235,000	196,223
4.30%, 7/1/2044	114,000	98,800
5.40%, 4/1/2053	282,000	292,014
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	328,000	236,495
3.45%, 4/15/2051	222,000	162,870
3.55%, 3/15/2052	130,000	99,151
3.70%, 12/1/2047	205,000	160,476
3.75%, 6/1/2045	153,000	120,209
3.88%, 3/15/2046	160,000	127,328
3.95%, 3/15/2048	211,000	172,085
4.00%, 9/30/2042	255,000	211,313
4.25%, 12/15/2041	206,000	178,511
5.30%, 2/15/2040	232,000	232,587
5.35%, 1/15/2053	290,000	294,144
5.40%, 1/15/2054	160,000	162,954
6.00%, 1/15/2038	168,000	176,254
6.05%, 4/15/2038	150,000	158,445
6.10%, 6/1/2037	125,000	130,846
Duke Energy Corp.:
3.50%, 6/15/2051	216,000	156,635
3.75%, 9/1/2046	457,000	347,137
3.95%, 8/15/2047	196,000	151,608
4.20%, 6/15/2049	220,000	177,679
4.80%, 12/15/2045	166,000	148,859
5.00%, 8/15/2052	246,000	225,142
Duke Energy Florida LLC:
3.00%, 12/15/2051	38,000	26,041
3.40%, 10/1/2046	211,000	158,016
3.85%, 11/15/2042	166,000	134,931
4.20%, 7/15/2048	151,000	128,657
5.65%, 4/1/2040	125,000	129,379
5.95%, 11/15/2052	236,000	257,087
6.35%, 9/15/2037	210,000	227,182
6.40%, 6/15/2038	294,000	322,756
Duke Energy Indiana LLC:
2.75%, 4/1/2050	219,000	139,829
Series YYY, 3.25%, 10/1/2049	111,000	79,433
3.75%, 5/15/2046	190,000	147,060
Series WWW, 4.90%, 7/15/2043	163,000	155,818
5.40%, 4/1/2053	182,000	183,847
6.12%, 10/15/2035	80,000	83,494
6.35%, 8/15/2038	140,000	152,177
6.45%, 4/1/2039	183,000	198,767
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	132,000	100,234
4.30%, 2/1/2049	190,000	159,210
Security Description	Principal Amount	Value
5.65%, 4/1/2053	$ 60,000	$ 61,767
Duke Energy Progress LLC:
2.50%, 8/15/2050	275,000	171,262
2.90%, 8/15/2051	15,000	10,017
3.60%, 9/15/2047	250,000	192,117
3.70%, 10/15/2046	152,000	118,101
4.00%, 4/1/2052	168,000	136,295
4.10%, 5/15/2042	125,000	105,696
4.10%, 3/15/2043	225,000	188,215
4.15%, 12/1/2044	194,000	161,361
4.20%, 8/15/2045	169,000	140,767
4.38%, 3/30/2044	160,000	138,669
COR, 5.35%, 3/15/2053	464,000	467,016
6.30%, 4/1/2038	128,000	137,516
El Paso Electric Co.:
5.00%, 12/1/2044	168,000	149,142
6.00%, 5/15/2035	99,000	99,941
Emera U.S. Finance LP:
2.64%, 6/15/2031	26,000	20,819
4.75%, 6/15/2046	475,000	385,282
Entergy Arkansas LLC:
2.65%, 6/15/2051	182,000	113,754
3.35%, 6/15/2052	167,000	119,271
4.20%, 4/1/2049	135,000	113,215
Entergy Louisiana LLC:
2.90%, 3/15/2051	269,000	177,293
3.10%, 6/15/2041	142,000	106,758
4.20%, 9/1/2048	324,000	271,930
4.20%, 4/1/2050	178,000	148,367
4.75%, 9/15/2052	236,000	216,247
Entergy Mississippi LLC:
3.50%, 6/1/2051	190,000	139,863
3.85%, 6/1/2049	152,000	117,934
5.00%, 9/1/2033	200,000	196,178
Entergy Texas, Inc.:
3.55%, 9/30/2049	135,000	100,211
4.50%, 3/30/2039	159,000	143,127
5.00%, 9/15/2052	257,000	240,665
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	116,000	81,815
3.45%, 4/15/2050	126,000	91,831
4.10%, 4/1/2043	172,000	142,891
4.13%, 3/1/2042	128,000	107,676
4.25%, 12/1/2045	169,000	139,305
5.70%, 3/15/2053	217,000	223,519
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	134,000	109,371
4.20%, 6/15/2047	91,000	75,356
4.20%, 3/15/2048	40,000	33,093
5.30%, 10/1/2041	150,000	146,067
Series B, 6.05%, 11/15/2035	30,000	30,939
Exelon Corp.:
4.10%, 3/15/2052	281,000	227,031
4.45%, 4/15/2046	178,000	151,626

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.70%, 4/15/2050	$ 309,000	$ 273,623
4.95%, 6/15/2035	67,000	64,090
5.10%, 6/15/2045	294,000	275,134
5.60%, 3/15/2053	202,000	203,772
5.63%, 6/15/2035	98,000	99,196
Florida Power & Light Co.:
2.88%, 12/4/2051	40,000	27,636
3.15%, 10/1/2049	288,000	210,303
3.70%, 12/1/2047	242,000	196,330
3.80%, 12/15/2042	134,000	112,833
3.95%, 3/1/2048	406,000	342,140
3.99%, 3/1/2049	258,000	217,270
4.05%, 6/1/2042	276,000	238,563
4.05%, 10/1/2044	100,000	85,550
4.13%, 2/1/2042	269,000	236,056
4.13%, 6/1/2048	208,000	178,947
5.10%, 4/1/2033	237,000	240,894
5.25%, 2/1/2041	201,000	201,511
5.30%, 4/1/2053	367,000	379,944
5.63%, 4/1/2034	97,000	102,283
5.65%, 2/1/2037	163,000	170,397
5.69%, 3/1/2040	326,000	342,378
5.95%, 2/1/2038	163,000	175,137
5.96%, 4/1/2039	235,000	253,492
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	40,000	28,136
4.30%, 3/15/2042	396,000	341,455
4.30%, 3/15/2043	166,000	139,989
Series 10-C, 4.75%, 9/1/2040	132,000	120,649
5.13%, 5/15/2052	230,000	224,036
Iberdrola International BV 6.75%, 7/15/2036	201,000	227,070
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	189,000	161,136
5.50%, 3/15/2053	182,000	186,242
Indiana Michigan Power Co.:
3.25%, 5/1/2051	132,000	92,316
Series L, 3.75%, 7/1/2047	94,000	73,423
4.25%, 8/15/2048	117,000	98,409
Series K, 4.55%, 3/15/2046	113,000	99,715
5.63%, 4/1/2053	182,000	187,435
Series H, 6.05%, 3/15/2037	185,000	194,109
Interstate Power & Light Co.:
3.50%, 9/30/2049	132,000	96,576
3.70%, 9/15/2046	75,000	56,362
6.25%, 7/15/2039	129,000	136,223
ITC Holdings Corp. 5.30%, 7/1/2043	155,000	145,574
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	21,663
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	92,158	87,283
Security Description	Principal Amount	Value
Kentucky Utilities Co.:
3.30%, 6/1/2050	$ 205,000	$ 145,663
4.38%, 10/1/2045	189,000	158,683
5.13%, 11/1/2040	349,000	334,600
Louisville Gas & Electric Co. 4.25%, 4/1/2049	216,000	180,384
MidAmerican Energy Co.:
3.15%, 4/15/2050	288,000	201,476
3.65%, 8/1/2048	197,000	151,635
3.95%, 8/1/2047	185,000	149,683
4.25%, 5/1/2046	192,000	161,466
4.25%, 7/15/2049	211,000	179,510
4.80%, 9/15/2043	188,000	173,626
Series MTN, 5.75%, 11/1/2035	51,000	52,648
Series MTN, 5.80%, 10/15/2036	110,000	114,194
6.75%, 12/30/2031	43,000	47,880
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	99,000	66,492
Series 12-A, 4.25%, 3/15/2042	213,000	177,041
National Grid USA 5.80%, 4/1/2035	101,000	102,382
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	133,000	112,534
4.40%, 11/1/2048	105,000	89,548
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	210,000	139,629
Series GG, 5.90%, 5/1/2053	20,000	20,802
Series N, 6.65%, 4/1/2036	67,000	72,502
Northern States Power Co.:
3.20%, 4/1/2052	175,000	125,328
3.40%, 8/15/2042	142,000	111,172
3.60%, 5/15/2046	126,000	97,445
4.00%, 8/15/2045	145,000	118,413
4.13%, 5/15/2044	11,000	9,401
4.50%, 6/1/2052	218,000	196,588
5.10%, 5/15/2053	340,000	335,012
5.35%, 11/1/2039	130,000	131,743
6.20%, 7/1/2037	169,000	182,429
6.25%, 6/1/2036	161,000	174,600
NorthWestern Corp. 4.18%, 11/15/2044	192,000	159,512
NSTAR Electric Co.:
3.10%, 6/1/2051	132,000	92,458
4.40%, 3/1/2044	98,000	86,729
4.55%, 6/1/2052	194,000	175,073
4.95%, 9/15/2052	146,000	142,422
5.50%, 3/15/2040	129,000	130,699
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	77,435
5.05%, 10/1/2048	121,000	107,182
5.25%, 9/1/2050	198,000	183,815
5.38%, 11/1/2040	224,000	208,952

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.95%, 11/1/2039	$ 176,000	$ 176,114
Ohio Edison Co. 6.88%, 7/15/2036	65,000	71,684
Ohio Power Co.:
4.00%, 6/1/2049	123,000	99,593
4.15%, 4/1/2048	114,000	93,537
5.00%, 6/1/2033	250,000	246,032
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	113,000	87,980
4.15%, 4/1/2047	139,000	113,902
5.60%, 4/1/2053	382,000	386,851
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	20,000	14,153
3.80%, 9/30/2047	173,000	139,094
4.10%, 11/15/2048	160,000	136,376
4.55%, 12/1/2041	65,000	59,853
4.60%, 6/1/2052	217,000	198,752
4.95%, 9/15/2052	176,000	169,928
4.95%, 9/15/2052 (d)	250,000	241,037
5.25%, 9/30/2040	150,000	150,475
5.30%, 6/1/2042	112,000	114,290
5.35%, 10/1/2052	76,000	77,059
7.25%, 1/15/2033	31,000	35,938
7.50%, 9/1/2038	163,000	196,935
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	261,000	176,149
3.50%, 8/1/2050	442,000	281,903
3.75%, 8/15/2042	181,000	124,968
3.95%, 12/1/2047	382,000	260,795
4.00%, 12/1/2046	311,000	208,572
4.20%, 6/1/2041	210,000	156,318
4.25%, 3/15/2046	100,000	71,033
4.30%, 3/15/2045	258,000	183,923
4.45%, 4/15/2042	246,000	184,655
4.50%, 7/1/2040	548,000	426,125
4.60%, 6/15/2043	235,000	176,064
4.75%, 2/15/2044	270,000	209,490
4.95%, 7/1/2050 (b)	880,000	692,428
5.25%, 3/1/2052	298,000	241,353
6.70%, 4/1/2053	216,000	212,453
6.75%, 1/15/2053	606,000	598,170
PacifiCorp:
2.90%, 6/15/2052	242,000	151,035
3.30%, 3/15/2051	370,000	253,383
4.10%, 2/1/2042	287,000	229,000
4.13%, 1/15/2049	243,000	187,875
4.15%, 2/15/2050	280,000	216,703
5.25%, 6/15/2035	139,000	136,401
5.35%, 12/1/2053	369,000	336,439
5.50%, 5/15/2054	305,000	286,166
5.75%, 4/1/2037	157,000	151,841
6.00%, 1/15/2039	279,000	273,892
6.10%, 8/1/2036	135,000	137,854
6.25%, 10/15/2037	208,000	207,944
Security Description	Principal Amount	Value
6.35%, 7/15/2038	$ 104,000	$ 104,411
7.70%, 11/15/2031	1,000	1,109
PECO Energy Co.:
2.80%, 6/15/2050	186,000	122,950
2.85%, 9/15/2051	50,000	33,155
3.00%, 9/15/2049	153,000	106,333
3.70%, 9/15/2047	77,000	60,989
4.15%, 10/1/2044	125,000	105,653
4.38%, 8/15/2052	130,000	114,887
4.60%, 5/15/2052	204,000	187,111
Potomac Electric Power Co. 6.50%, 11/15/2037	119,000	132,374
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	129,000	107,768
4.13%, 6/15/2044	134,000	113,775
4.15%, 10/1/2045	110,000	93,729
4.15%, 6/15/2048	89,000	76,724
5.25%, 5/15/2053	242,000	246,627
6.25%, 5/15/2039	131,000	143,820
Progress Energy, Inc.:
6.00%, 12/1/2039	211,000	212,990
7.00%, 10/30/2031	22,000	24,079
7.75%, 3/1/2031	18,000	20,410
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	149,000	94,779
Series 34, 3.20%, 3/1/2050	92,000	65,048
3.80%, 6/15/2047	52,000	40,801
4.05%, 9/15/2049	198,000	160,772
4.10%, 6/15/2048	220,000	179,652
4.30%, 3/15/2044	175,000	151,280
Series 39, 4.50%, 6/1/2052	134,000	116,731
5.25%, 4/1/2053	295,000	283,209
Series 17, 6.25%, 9/1/2037	135,000	144,634
6.50%, 8/1/2038	49,000	53,584
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	123,000	96,345
5.15%, 1/15/2053	147,000	147,529
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	107,000	71,643
Public Service Electric & Gas Co.:
Series MTN, 3.15%, 1/1/2050	133,000	96,288
Series MTN, 3.20%, 8/1/2049	172,000	127,261
Series MTN, 3.60%, 12/1/2047	134,000	105,486
Series MTN, 3.65%, 9/1/2042	28,000	22,620
Series MTN, 3.85%, 5/1/2049	168,000	137,733
Series MTN, 3.95%, 5/1/2042	187,000	157,968
Series MTN, 4.05%, 5/1/2048	132,000	112,168

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 4.15%, 11/1/2045	$ 53,000	$ 43,382
5.13%, 3/15/2053	207,000	209,047
Series MTN, 5.50%, 3/1/2040	125,000	128,212
Series MTN, 5.80%, 5/1/2037	56,000	58,370
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	63,982
3.25%, 9/15/2049	164,000	116,555
4.22%, 6/15/2048	234,000	197,913
4.30%, 5/20/2045	162,000	135,563
5.45%, 6/1/2053	250,000	251,767
5.64%, 4/15/2041	110,000	110,714
5.76%, 10/1/2039	128,000	130,424
5.80%, 3/15/2040	125,000	126,685
6.27%, 3/15/2037	119,000	126,236
San Diego Gas & Electric Co.:
Series WWW, 2.95%, 8/15/2051	321,000	218,017
Series UUU, 3.32%, 4/15/2050	210,000	150,169
3.70%, 3/15/2052	231,000	178,981
Series RRR, 3.75%, 6/1/2047	196,000	153,605
Series TTT, 4.10%, 6/15/2049	116,000	94,820
4.15%, 5/15/2048	189,000	157,738
4.50%, 8/15/2040	116,000	106,203
5.35%, 4/1/2053	202,000	200,659
6.00%, 6/1/2039	140,000	146,737
Sempra Energy:
4.00%, 2/1/2048	239,000	185,877
5.50%, 8/1/2033	250,000	248,732
6.00%, 10/15/2039	225,000	229,615
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	467	427
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	159,000	104,085
3.45%, 2/1/2052	267,000	191,124
Series C, 3.60%, 2/1/2045	194,000	142,084
3.65%, 2/1/2050	415,000	310,428
Series H, 3.65%, 6/1/2051	221,000	164,260
Series 13-A, 3.90%, 3/15/2043	201,000	159,212
4.00%, 4/1/2047	598,000	476,588
4.05%, 3/15/2042	131,000	106,033
Series C, 4.13%, 3/1/2048	429,000	348,824
4.50%, 9/1/2040	143,000	124,723
4.65%, 10/1/2043	100,000	87,521
Series B, 4.88%, 3/1/2049	238,000	213,453
Series 05-E, 5.35%, 7/15/2035	122,000	119,251
Series E, 5.45%, 6/1/2052	128,000	124,508
5.50%, 3/15/2040	210,000	206,277
Security Description	Principal Amount	Value
Series 06-E, 5.55%, 1/15/2037	$ 144,000	$ 141,064
Series 2006A, 5.63%, 2/1/2036	175,000	173,470
5.70%, 3/1/2053	207,000	207,505
Series 04-G, 5.75%, 4/1/2035	115,000	116,778
5.88%, 12/1/2053	350,000	357,455
Series 08-A, 5.95%, 2/1/2038	189,000	194,579
Series 2004B, 6.00%, 1/15/2034	101,000	104,731
6.05%, 3/15/2039	176,000	182,609
Southern Co.:
4.25%, 7/1/2036	212,000	188,873
4.40%, 7/1/2046	473,000	405,484
5.20%, 6/15/2033	180,000	178,690
Southern Power Co.:
Series F, 4.95%, 12/15/2046	181,000	158,214
5.15%, 9/15/2041	165,000	154,300
5.25%, 7/15/2043	50,000	45,926
Southwestern Electric Power Co.:
3.25%, 11/1/2051	236,000	158,493
Series L, 3.85%, 2/1/2048	158,000	118,770
Series J, 3.90%, 4/1/2045	135,000	103,063
6.20%, 3/15/2040	164,000	168,421
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	312,000	217,211
3.40%, 8/15/2046	213,000	153,961
3.70%, 8/15/2047	180,000	137,567
3.75%, 6/15/2049	137,000	105,138
Series 6, 4.40%, 11/15/2048	111,000	94,703
4.50%, 8/15/2041	243,000	211,094
Tampa Electric Co.:
3.45%, 3/15/2051	90,000	64,575
3.63%, 6/15/2050	130,000	96,509
4.10%, 6/15/2042	149,000	126,489
4.30%, 6/15/2048	110,000	91,925
4.35%, 5/15/2044	91,000	76,727
4.45%, 6/15/2049	149,000	125,942
5.00%, 7/15/2052	135,000	125,534
Toledo Edison Co. 6.15%, 5/15/2037	107,000	111,216
Tucson Electric Power Co.:
3.25%, 5/1/2051	87,000	59,704
4.00%, 6/15/2050	184,000	143,991
4.85%, 12/1/2048	167,000	147,598
5.50%, 4/15/2053	100,000	99,588
Union Electric Co.:
3.25%, 10/1/2049	100,000	70,653
3.65%, 4/15/2045	181,000	140,177
3.90%, 9/15/2042	232,000	189,273
3.90%, 4/1/2052	230,000	187,349
4.00%, 4/1/2048	233,000	190,955

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.30%, 8/1/2037	$ 69,000	$ 68,263
5.45%, 3/15/2053	247,000	251,923
8.45%, 3/15/2039	66,000	86,803
Virginia Electric & Power Co.:
2.45%, 12/15/2050	392,000	235,423
2.95%, 11/15/2051	223,000	149,051
3.30%, 12/1/2049	133,000	95,509
Series B, 3.80%, 9/15/2047	251,000	195,978
4.00%, 1/15/2043	202,000	166,868
Series C, 4.00%, 11/15/2046	153,000	121,620
Series B, 4.20%, 5/15/2045	266,000	218,373
4.45%, 2/15/2044	242,000	208,113
4.60%, 12/1/2048	246,000	218,696
Series C, 4.63%, 5/15/2052	258,000	228,118
Series D, 4.65%, 8/15/2043	214,000	189,471
5.45%, 4/1/2053	306,000	307,138
Series A, 6.00%, 5/15/2037	221,000	229,230
Series B, 6.00%, 1/15/2036	135,000	140,921
6.35%, 11/30/2037	258,000	273,498
8.88%, 11/15/2038	284,000	377,496
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	195,000	168,480
5.70%, 12/1/2036	124,000	125,441
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	111,000	83,693
6.38%, 8/15/2037	102,000	109,070
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	175,000	125,977
3.67%, 12/1/2042	45,000	34,980
4.75%, 11/1/2044	157,000	141,647
Xcel Energy, Inc. 6.50%, 7/1/2036	157,000	167,802
		81,559,113
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	206,000	137,194
2.80%, 12/21/2051	274,000	186,657
5.25%, 11/15/2039	178,000	181,102
6.13%, 4/15/2039	62,000	66,001
		570,954
ELECTRONICS — 0.2%
Fortive Corp. 4.30%, 6/15/2046	200,000	159,110
Honeywell International, Inc.:
2.80%, 6/1/2050	110,000	81,583
3.81%, 11/21/2047	257,000	219,131
4.50%, 1/15/2034	280,000	273,845
5.38%, 3/1/2041	190,000	196,593
5.70%, 3/15/2036	170,000	180,691
5.70%, 3/15/2037	178,000	189,978
TD SYNNEX Corp. 2.65%, 8/9/2031	11,000	8,447
Security Description	Principal Amount	Value
Tyco Electronics Group SA 7.13%, 10/1/2037	$ 177,000	$ 205,046
		1,514,424
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	1,631,000	1,368,295
5.14%, 3/15/2052	1,483,000	1,209,312
5.39%, 3/15/2062	2,071,000	1,683,226
		4,260,833
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	172,000	146,484
Republic Services, Inc.:
1.75%, 2/15/2032	115,000	90,231
3.05%, 3/1/2050	124,000	88,641
5.00%, 4/1/2034	147,000	146,533
5.70%, 5/15/2041	163,000	169,810
6.20%, 3/1/2040	196,000	213,344
Waste Connections, Inc. 3.05%, 4/1/2050	161,000	111,778
Waste Management, Inc.:
2.50%, 11/15/2050	112,000	71,737
2.95%, 6/1/2041	171,000	126,886
4.10%, 3/1/2045	123,000	106,733
4.15%, 7/15/2049	193,000	169,940
		1,442,117
FOOD — 1.5%
Campbell Soup Co.:
3.13%, 4/24/2050	157,000	108,498
4.80%, 3/15/2048	204,000	184,620
Conagra Brands, Inc.:
5.30%, 11/1/2038	291,000	279,613
5.40%, 11/1/2048	400,000	381,244
General Mills, Inc.:
3.00%, 2/1/2051	135,000	95,537
4.15%, 2/15/2043	137,000	118,083
4.70%, 4/17/2048	128,000	119,754
5.40%, 6/15/2040	209,000	209,874
Hershey Co.:
2.65%, 6/1/2050	125,000	84,428
3.38%, 8/15/2046	208,000	158,829
Hormel Foods Corp. 3.05%, 6/3/2051	286,000	203,735
Ingredion, Inc. 3.90%, 6/1/2050	106,000	78,751
J M Smucker Co.:
2.75%, 9/15/2041	30,000	20,977
3.55%, 3/15/2050	194,000	142,518
4.25%, 3/15/2035	237,000	215,848
4.38%, 3/15/2045	133,000	115,006
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
4.38%, 2/2/2052 (d)	292,000	205,516

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.50%, 12/1/2052 (d)	$ 574,000	$ 542,918
Kellogg Co. 4.50%, 4/1/2046	190,000	168,427
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	51,000	51,403
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	863,000	735,345
4.63%, 10/1/2039	79,000	71,501
4.88%, 10/1/2049	538,000	490,683
5.00%, 7/15/2035	142,000	139,810
5.00%, 6/4/2042	330,000	308,682
5.20%, 7/15/2045	548,000	519,849
5.50%, 6/1/2050	259,000	257,231
6.50%, 2/9/2040	244,000	263,232
6.88%, 1/26/2039	309,000	347,554
Kroger Co.:
3.88%, 10/15/2046	85,000	65,537
3.95%, 1/15/2050	60,000	48,032
4.45%, 2/1/2047	242,000	211,218
4.65%, 1/15/2048	203,000	178,553
5.00%, 4/15/2042	230,000	209,799
5.15%, 8/1/2043	223,000	205,878
5.40%, 7/15/2040	190,000	183,061
5.40%, 1/15/2049	167,000	165,024
6.90%, 4/15/2038	200,000	222,148
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	111,702
Pilgrim's Pride Corp. 6.25%, 7/1/2033	226,000	219,857
Sysco Corp.:
3.15%, 12/14/2051	258,000	178,613
3.30%, 2/15/2050	79,000	56,589
4.45%, 3/15/2048	192,000	163,818
4.50%, 4/1/2046	227,000	193,057
4.85%, 10/1/2045	220,000	195,705
5.38%, 9/21/2035	138,000	135,891
6.60%, 4/1/2040	216,000	233,457
6.60%, 4/1/2050	399,000	454,904
Tyson Foods, Inc.:
4.55%, 6/2/2047	127,000	106,162
4.88%, 8/15/2034	107,000	103,084
5.10%, 9/28/2048	384,000	349,517
5.15%, 8/15/2044	44,000	39,981
		10,651,053
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	184,000	153,984
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	95,962
8.88%, 5/15/2031	26,000	32,013
International Paper Co.:
4.35%, 8/15/2048	267,000	225,102
4.40%, 8/15/2047	188,000	158,242
4.80%, 6/15/2044	225,000	198,943
Security Description	Principal Amount	Value
5.15%, 5/15/2046	$ 250,000	$ 230,750
6.00%, 11/15/2041	185,000	189,860
7.30%, 11/15/2039	159,000	179,427
		1,464,283
GAS — 0.8%
Atmos Energy Corp.:
2.85%, 2/15/2052	128,000	86,307
3.38%, 9/15/2049	113,000	83,404
4.13%, 10/15/2044	219,000	184,810
4.13%, 3/15/2049	194,000	163,367
4.15%, 1/15/2043	88,000	75,860
4.30%, 10/1/2048	209,000	181,333
5.50%, 6/15/2041	107,000	106,725
5.75%, 10/15/2052	130,000	138,250
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	120,000	98,256
5.85%, 1/15/2041	181,000	185,923
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	76,079
NiSource, Inc.:
3.95%, 3/30/2048	255,000	204,650
4.38%, 5/15/2047	301,000	257,602
4.80%, 2/15/2044	155,000	140,957
5.00%, 6/15/2052	100,000	92,337
5.65%, 2/1/2045	168,000	167,318
5.95%, 6/15/2041	187,000	191,982
ONE Gas, Inc.:
4.50%, 11/1/2048	227,000	195,374
4.66%, 2/1/2044	94,000	84,781
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	132,000	90,369
3.64%, 11/1/2046	140,000	100,955
4.65%, 8/1/2043	116,000	102,433
5.05%, 5/15/2052	130,000	117,222
Southern California Gas Co.:
3.75%, 9/15/2042	131,000	102,733
Series WW, 3.95%, 2/15/2050	128,000	100,160
Series UU, 4.13%, 6/1/2048	150,000	120,839
Series VV, 4.30%, 1/15/2049	89,000	74,610
Series MM, 5.13%, 11/15/2040	128,000	122,769
5.20%, 6/1/2033	250,000	247,048
5.75%, 6/1/2053	250,000	253,622
6.35%, 11/15/2052	174,000	192,733
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	141,000	108,808
4.40%, 6/1/2043	119,000	98,288
4.40%, 5/30/2047	247,000	205,185
5.88%, 3/15/2041	185,000	186,140
Southwest Gas Corp.:
3.18%, 8/15/2051	52,000	33,383

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.80%, 9/29/2046 (b)	$ 105,000	$ 76,848
4.15%, 6/1/2049	121,000	94,079
Spire Missouri, Inc. 3.30%, 6/1/2051	92,000	64,613
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	134,000	100,367
Series K, 3.80%, 9/15/2046	201,000	154,989
		5,463,508
HAND & MACHINE TOOLS — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033 (d)	156,000	155,710
Snap-on, Inc.:
3.10%, 5/1/2050	194,000	143,828
4.10%, 3/1/2048	197,000	173,003
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	260,000	154,916
4.85%, 11/15/2048	56,000	48,354
5.20%, 9/1/2040	159,000	148,288
		824,099
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	395,000	396,303
4.75%, 4/15/2043	251,000	246,409
4.90%, 11/30/2046	897,000	904,221
5.30%, 5/27/2040	244,000	255,283
6.00%, 4/1/2039	215,000	239,968
6.15%, 11/30/2037	249,000	278,342
Baxter International, Inc.:
3.13%, 12/1/2051	84,000	55,588
3.50%, 8/15/2046	96,000	66,812
Boston Scientific Corp.:
4.55%, 3/1/2039	108,000	100,186
4.70%, 3/1/2049	223,000	209,631
6.50%, 11/15/2035	7,000	7,767
7.38%, 1/15/2040	161,000	192,984
Danaher Corp.:
2.60%, 10/1/2050	261,000	175,726
2.80%, 12/10/2051	373,000	257,542
4.38%, 9/15/2045	264,000	241,087
DH Europe Finance II Sarl:
3.25%, 11/15/2039	268,000	218,345
3.40%, 11/15/2049	197,000	154,290
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	386,000	429,328
Koninklijke Philips NV:
5.00%, 3/15/2042	224,000	204,994
6.88%, 3/11/2038	231,000	256,459
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	28,694
4.38%, 3/15/2035	720,000	691,157
4.63%, 3/15/2045	459,000	446,001
Security Description	Principal Amount	Value
Revvity, Inc. 3.63%, 3/15/2051	$ 105,000	$ 75,921
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	176,000	131,988
Stryker Corp.:
2.90%, 6/15/2050	210,000	145,583
4.10%, 4/1/2043	253,000	215,824
4.38%, 5/15/2044	91,000	79,902
4.63%, 3/15/2046	200,000	186,124
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	384,000	285,846
5.30%, 2/1/2044	218,000	221,702
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	134,000	113,101
5.75%, 11/30/2039	208,000	207,124
		7,720,232
HEALTH CARE SERVICES — 5.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	225,000	148,262
Adventist Health System 3.63%, 3/1/2049	223,000	163,952
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	57,000	39,315
3.39%, 10/15/2049	228,000	171,315
4.27%, 8/15/2048	230,000	202,510
Aetna, Inc.:
3.88%, 8/15/2047	314,000	245,049
4.13%, 11/15/2042	162,000	133,391
4.50%, 5/15/2042	169,000	144,946
4.75%, 3/15/2044	82,000	72,768
6.63%, 6/15/2036	226,000	248,803
6.75%, 12/15/2037	101,000	111,546
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	195,000	128,105
5.02%, 7/1/2045	187,000	180,868
Allina Health System:
Series 2021, 2.90%, 11/15/2051	199,000	130,249
Series 2019, 3.89%, 4/15/2049	192,000	154,191
Ascension Health:
Series B, 3.11%, 11/15/2039	76,000	59,348
3.95%, 11/15/2046	437,000	367,272
4.85%, 11/15/2053	229,000	224,690
Banner Health:
2.91%, 1/1/2042	206,000	150,563
2.91%, 1/1/2051	140,000	94,357
Series 2020, 3.18%, 1/1/2050	138,000	99,054
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	85,000	51,061

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	$ 277,000	$ 204,983
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	276,000	227,316
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	325,000	219,758
3.97%, 11/15/2046	233,000	193,807
4.19%, 11/15/2045	143,000	123,026
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	182,000	117,117
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	257,000	179,180
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	67,869
Children's Health System of Texas 2.51%, 8/15/2050	220,000	135,824
Children's Hospital Series 2020, 2.93%, 7/15/2050	79,000	51,606
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	219,000	140,040
Series 2017, 4.12%, 1/1/2047	160,000	138,458
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	218,000	192,612
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	203,000	132,283
City of Hope:
Series 2018, 4.38%, 8/15/2048	202,000	169,133
Series 2013, 5.62%, 11/15/2043	117,000	115,747
Cleveland Clinic Foundation 4.86%, 1/1/2114	223,000	200,811
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	286,000	218,152
3.91%, 10/1/2050	207,000	160,071
4.19%, 10/1/2049	293,000	239,533
4.35%, 11/1/2042	263,000	225,415
6.46%, 11/1/2052	150,000	170,598
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	252,000	163,520
Security Description	Principal Amount	Value
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	$ 29,000	$ 21,384
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	196,000	145,156
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	205,000	162,272
Dignity Health:
4.50%, 11/1/2042	191,000	166,919
5.27%, 11/1/2064	215,000	199,419
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	306,000	255,611
Elevance Health, Inc.:
3.13%, 5/15/2050	186,000	130,429
3.60%, 3/15/2051	328,000	251,074
3.70%, 9/15/2049	268,000	207,665
4.38%, 12/1/2047	430,000	375,007
4.55%, 3/1/2048	291,000	255,984
4.55%, 5/15/2052	245,000	218,278
4.63%, 5/15/2042	276,000	248,820
4.65%, 1/15/2043	256,000	233,731
4.65%, 8/15/2044	279,000	250,389
5.10%, 1/15/2044	232,000	219,648
5.13%, 2/15/2053	373,000	360,974
5.85%, 1/15/2036	95,000	97,207
5.95%, 12/15/2034	105,000	109,572
6.10%, 10/15/2052	276,000	302,408
6.38%, 6/15/2037	100,000	107,843
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	65,000	48,556
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	212,000	206,978
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	162,000	114,262
Series 2020, 2.88%, 9/1/2050	224,000	151,648
4.21%, 7/1/2048	201,000	174,862
4.50%, 7/1/2057	132,000	116,699
Hartford HealthCare Corp. 3.45%, 7/1/2054	210,000	149,888
HCA, Inc.:
3.50%, 7/15/2051	431,000	296,821
4.38%, 3/15/2042 (d)	234,000	192,374
4.63%, 3/15/2052 (d)	645,000	529,635
5.13%, 6/15/2039	331,000	307,128
5.25%, 6/15/2049	536,000	484,673
5.50%, 6/1/2033	350,000	349,331
5.50%, 6/15/2047	588,000	552,156

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.90%, 6/1/2053	$ 395,000	$ 391,619
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	142,000	114,868
Humana, Inc.:
3.95%, 8/15/2049	133,000	107,231
4.63%, 12/1/2042	130,000	114,867
4.80%, 3/15/2047	129,000	116,184
4.95%, 10/1/2044	224,000	204,951
5.50%, 3/15/2053	387,000	385,297
IHC Health Services, Inc. 4.13%, 5/15/2048	99,000	92,586
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	172,000	115,212
3.97%, 11/1/2048	230,000	194,366
Inova Health System Foundation 4.07%, 5/15/2052	215,000	183,217
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	196,000	148,750
Iowa Health System Series 2020, 3.67%, 2/15/2050	104,000	79,690
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	190,000	156,201
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	312,000	229,020
Series 2021, 3.00%, 6/1/2051	594,000	416,501
Series 2019, 3.27%, 11/1/2049	308,000	229,038
4.15%, 5/1/2047	639,000	561,336
4.88%, 4/1/2042	131,000	126,833
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	219,000	189,965
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	179,000	130,194
Series 2020, 3.34%, 7/1/2060	179,000	125,302
Series 2017, 3.77%, 7/1/2048	180,000	144,985
Series 2015, 4.12%, 7/1/2055	117,000	97,537
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	270,000	183,187
Series 2012B, 3.77%, 11/15/2043	36,000	30,373
Series 2013, 4.00%, 11/15/2047	161,000	137,513
Security Description	Principal Amount	Value
Series 2016, 4.13%, 11/15/2052	$ 230,000	$ 199,548
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	111,000	97,649
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	66,000	49,169
Memorial Health Services 3.45%, 11/1/2049	206,000	152,714
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	166,000	115,265
4.13%, 7/1/2052	143,000	121,285
Series 2015, 4.20%, 7/1/2055	195,000	166,154
5.00%, 7/1/2042	210,000	204,248
Methodist Hospital Series 20A, 2.71%, 12/1/2050	178,000	115,761
Montefiore Obligated Group:
4.29%, 9/1/2050	204,000	126,168
Series 18-C, 5.25%, 11/1/2048	193,000	145,215
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	121,000	93,084
Mount Sinai Hospitals Group, Inc.:
Series 2020, 3.39%, 7/1/2050	220,000	150,627
Series 2019, 3.74%, 7/1/2049	107,000	82,507
Series 2017, 3.98%, 7/1/2048	198,000	157,598
MultiCare Health System 2.80%, 8/15/2050	53,000	32,066
MyMichigan Health Series 2020, 3.41%, 6/1/2050	176,000	123,807
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	193,000	176,678
New York & Presbyterian Hospital:
2.61%, 8/1/2060	259,000	152,232
Series 2019, 3.95%, 8/1/2119	122,000	88,186
4.02%, 8/1/2045	332,000	280,643
4.06%, 8/1/2056	5,000	4,212
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	247,000	185,749
3.98%, 11/1/2046	227,000	176,254
4.26%, 11/1/2047	302,000	248,211

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	$ 150,000	$ 97,484
Novant Health, Inc.:
2.64%, 11/1/2036	201,000	151,427
3.17%, 11/1/2051	224,000	160,700
3.32%, 11/1/2061	215,000	148,685
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	71,000	44,572
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	204,000	143,840
4.37%, 7/1/2047	228,000	200,350
4.78%, 7/1/2044	197,000	182,779
Series 13-A, 5.75%, 7/1/2043	101,000	105,175
OhioHealth Corp.:
2.83%, 11/15/2041	100,000	72,340
Series 2020, 3.04%, 11/15/2050	288,000	207,032
Orlando Health Obligated Group:
3.33%, 10/1/2050	145,000	105,967
4.09%, 10/1/2048	172,000	142,347
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	165,000	111,194
Series 2018, 4.79%, 11/15/2048	207,000	184,493
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	95,000	65,725
2.86%, 1/1/2052	143,000	92,545
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	11,000	10,777
Providence St Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	134,000	80,287
Series I, 3.74%, 10/1/2047	92,000	68,448
Series A, 3.93%, 10/1/2048	100,000	78,753
5.40%, 10/1/2033	500,000	497,190
Queen's Health Systems 4.81%, 7/1/2052	94,000	89,680
Quest Diagnostics, Inc. 4.70%, 3/30/2045	208,000	183,154
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	206,000	145,551
Security Description	Principal Amount	Value
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	$ 135,000	$ 103,100
3.95%, 7/1/2046	221,000	181,971
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	53,000	35,334
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	182,000	124,473
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	224,000	144,075
Stanford Health Care:
3.03%, 8/15/2051	180,000	125,613
Series 2018, 3.80%, 11/15/2048	217,000	178,571
Summa Health AGM, 3.51%, 11/15/2051	46,000	32,621
Sutter Health:
Series 20A, 3.16%, 8/15/2040	182,000	137,379
Series 20A, 3.36%, 8/15/2050	193,000	138,711
Series 2018, 4.09%, 8/15/2048	151,000	124,191
5.16%, 8/15/2033	320,000	319,421
5.55%, 8/15/2053	210,000	216,817
Texas Health Resources:
2.33%, 11/15/2050	179,000	105,803
4.33%, 11/15/2055	149,000	130,153
Toledo Hospital AGM, 5.75%, 11/15/2038	113,000	109,841
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	211,000	149,447
Series 2019, 3.43%, 12/1/2048	124,000	95,075
4.13%, 12/1/2045	191,000	164,533
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	130,000	127,862
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	313,000	232,406
2.90%, 5/15/2050	381,000	266,570
3.05%, 5/15/2041	471,000	363,146
3.13%, 5/15/2060	213,000	148,461
3.25%, 5/15/2051	634,000	471,778
3.50%, 8/15/2039	384,000	321,926
3.70%, 8/15/2049	337,000	271,309
3.75%, 10/15/2047	293,000	240,949
3.88%, 8/15/2059	365,653	298,292
3.95%, 10/15/2042	207,000	177,670
4.20%, 1/15/2047	200,000	176,390
4.25%, 3/15/2043	201,000	182,900
4.25%, 4/15/2047	184,000	161,136
4.25%, 6/15/2048	388,000	342,010
4.38%, 3/15/2042	153,000	139,131

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.45%, 12/15/2048	$ 380,000	$ 346,336
4.63%, 7/15/2035	218,000	213,276
4.63%, 11/15/2041	121,000	113,652
4.75%, 7/15/2045	563,000	538,335
4.75%, 5/15/2052	748,000	710,181
4.95%, 5/15/2062	447,000	430,519
5.05%, 4/15/2053	746,000	740,577
5.20%, 4/15/2063	726,000	724,207
5.70%, 10/15/2040	109,000	114,791
5.80%, 3/15/2036	248,000	265,997
5.88%, 2/15/2053	773,000	857,504
5.95%, 2/15/2041	172,000	186,071
6.05%, 2/15/2063	585,000	661,296
6.50%, 6/15/2037	163,000	182,097
6.63%, 11/15/2037	105,000	119,865
6.88%, 2/15/2038	306,000	364,981
UPMC 5.38%, 5/15/2043	240,000	235,039
WakeMed Series A, 3.29%, 10/1/2052	105,000	73,232
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	37,000	24,410
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	177,000	112,395
Series 2018, 4.81%, 9/1/2048	196,000	175,873
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	124,000	74,973
		40,730,295
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	115,000	68,826
6.00%, 1/15/2043	116,000	104,490
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	27,420
6.38%, 5/15/2033	29,000	30,125
7.88%, 6/15/2032	110,000	124,780
		355,641
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2051	181,000	130,921
Whirlpool Corp.:
4.50%, 6/1/2046	181,000	146,824
4.60%, 5/15/2050	39,000	32,396
		310,141
HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	30,000	27,227
Security Description	Principal Amount	Value
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	$ 209,000	$ 182,908
4.38%, 6/15/2045	173,000	153,377
5.15%, 5/15/2053	500,000	508,455
6.00%, 5/15/2037	72,000	78,901
Kenvue, Inc.:
5.05%, 3/22/2053 (d)	657,000	669,752
5.10%, 3/22/2043 (d)	331,000	336,366
5.20%, 3/22/2063 (d)	236,000	241,558
Procter & Gamble Co.:
3.50%, 10/25/2047	102,000	86,238
3.55%, 3/25/2040	236,000	208,721
5.55%, 3/5/2037	202,000	225,327
5.80%, 8/15/2034	70,000	78,830
Unilever Capital Corp. Series 30Y, 2.63%, 8/12/2051	179,000	122,635
		2,920,295
HOUSEHOLD PRODUCTS & WARES — 0.2%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	181,000	149,642
5.00%, 6/15/2052	112,000	110,806
Kimberly-Clark Corp.:
2.88%, 2/7/2050	191,000	137,394
3.20%, 7/30/2046	246,000	184,763
3.90%, 5/4/2047	212,000	181,287
5.30%, 3/1/2041	177,000	183,328
6.63%, 8/1/2037	81,000	95,334
		1,042,554
INSURANCE — 3.7%
Aflac, Inc.:
4.00%, 10/15/2046	135,000	107,560
4.75%, 1/15/2049	198,000	184,750
Alleghany Corp.:
3.25%, 8/15/2051	136,000	97,350
4.90%, 9/15/2044	149,000	138,442
Allstate Corp.:
3.85%, 8/10/2049	33,000	25,695
4.20%, 12/15/2046	108,000	88,416
4.50%, 6/15/2043	59,000	50,700
5.35%, 6/1/2033	73,000	73,170
5.55%, 5/9/2035	103,000	104,685
5.95%, 4/1/2036	148,000	156,226
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	115,000	112,059
American Financial Group, Inc. 4.50%, 6/15/2047	176,000	143,576
American International Group, Inc.:
4.38%, 6/30/2050	293,000	247,866
4.50%, 7/16/2044	302,000	260,342
4.75%, 4/1/2048	380,000	341,088
4.80%, 7/10/2045	180,000	160,832

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.25%, 5/1/2036	$ 239,000	$ 248,517
Aon Corp. 6.25%, 9/30/2040 (b)	83,000	87,631
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	173,000	113,246
3.90%, 2/28/2052	229,000	179,859
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	41,721
4.60%, 6/14/2044	216,000	188,194
4.75%, 5/15/2045	138,000	123,026
Arch Capital Finance LLC 5.03%, 12/15/2046	139,000	124,219
Arch Capital Group Ltd.:
3.64%, 6/30/2050	300,000	220,860
7.35%, 5/1/2034	30,000	34,024
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	202,000	183,549
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	132,000	84,295
3.50%, 5/20/2051	227,000	162,584
5.75%, 3/2/2053	312,000	313,819
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	74,000	50,811
Athene Holding Ltd.:
3.45%, 5/15/2052	126,000	77,518
3.95%, 5/25/2051	149,000	100,599
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	189,000	124,016
2.85%, 10/15/2050	642,000	447,153
3.85%, 3/15/2052	780,000	645,239
4.20%, 8/15/2048	635,000	572,198
4.25%, 1/15/2049	571,000	519,804
4.30%, 5/15/2043	179,000	163,756
4.40%, 5/15/2042	180,000	171,400
5.75%, 1/15/2040	207,422	229,822
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	307,000	296,003
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	178,000	113,496
4.70%, 6/22/2047	290,000	220,803
Brown & Brown, Inc. 4.95%, 3/17/2052	182,000	156,424
Chubb Corp.:
6.00%, 5/11/2037	140,000	150,326
Series 1, 6.50%, 5/15/2038	263,000	295,154
Chubb INA Holdings, Inc.:
3.05%, 12/15/2061	224,000	150,853
4.15%, 3/13/2043	303,000	260,750
4.35%, 11/3/2045	441,000	399,290
6.70%, 5/15/2036	203,000	227,496
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	42,088
Security Description	Principal Amount	Value
CNA Financial Corp. 5.50%, 6/15/2033	$ 250,000	$ 244,123
Corebridge Financial, Inc.:
4.35%, 4/5/2042	87,000	70,122
4.40%, 4/5/2052	454,000	349,444
Equitable Holdings, Inc. 5.00%, 4/20/2048	419,000	360,776
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	295,000	209,347
4.87%, 6/1/2044	132,000	117,914
Fidelity National Financial, Inc. 3.20%, 9/17/2051	137,000	79,968
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	89,000	58,255
3.60%, 8/19/2049	253,000	190,995
4.30%, 4/15/2043	172,000	140,189
4.40%, 3/15/2048	108,000	89,928
5.95%, 10/15/2036	130,000	132,831
6.10%, 10/1/2041	167,000	164,221
Jackson Financial, Inc. 4.00%, 11/23/2051	158,000	107,968
Lincoln National Corp.:
4.35%, 3/1/2048	138,000	99,643
4.38%, 6/15/2050	126,000	88,321
6.30%, 10/9/2037	110,000	108,415
7.00%, 6/15/2040	35,000	36,512
Loews Corp.:
4.13%, 5/15/2043	216,000	178,528
6.00%, 2/1/2035	112,000	116,377
Manulife Financial Corp. 5.38%, 3/4/2046	247,000	244,167
Markel Group, Inc.:
3.45%, 5/7/2052	171,000	120,444
4.15%, 9/17/2050	146,000	114,111
4.30%, 11/1/2047	143,000	116,140
5.00%, 4/5/2046	203,000	177,938
5.00%, 5/20/2049	175,000	157,533
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	71,000	47,611
4.20%, 3/1/2048	255,000	217,229
4.35%, 1/30/2047	155,000	132,418
4.75%, 3/15/2039	166,000	156,349
4.90%, 3/15/2049	497,000	467,886
5.45%, 3/15/2053	232,000	236,853
6.25%, 11/1/2052	156,000	175,951
MetLife, Inc.:
4.05%, 3/1/2045	442,000	370,118
4.13%, 8/13/2042	266,434	223,573
4.60%, 5/13/2046	275,000	246,868
4.72%, 12/15/2044	265,000	235,566
4.88%, 11/13/2043	514,000	475,640
5.00%, 7/15/2052	264,000	248,947
5.25%, 1/15/2054	307,000	298,877
5.70%, 6/15/2035	301,000	309,506

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.88%, 2/6/2041	$ 316,000	$ 323,442
6.38%, 6/15/2034	104,000	113,902
6.40%, 12/15/2066	172,000	171,897
6.50%, 12/15/2032	97,000	107,011
10.75%, 8/1/2069	93,000	120,390
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	126,559
Old Republic International Corp. 3.85%, 6/11/2051	176,000	126,604
Principal Financial Group, Inc.:
4.30%, 11/15/2046	134,000	107,153
4.35%, 5/15/2043	117,000	94,974
4.63%, 9/15/2042	105,000	89,576
5.50%, 3/15/2053	232,000	220,333
6.05%, 10/15/2036	98,000	100,740
Progressive Corp.:
3.70%, 1/26/2045	116,000	91,235
3.70%, 3/15/2052	81,000	63,829
3.95%, 3/26/2050	149,000	123,309
4.13%, 4/15/2047	279,000	241,115
4.20%, 3/15/2048	192,000	164,099
4.35%, 4/25/2044	149,000	129,065
4.95%, 6/15/2033	250,000	248,157
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	111,000	83,052
Series MTN, 3.70%, 3/13/2051	468,000	359,204
3.91%, 12/7/2047	294,000	234,744
3.94%, 12/7/2049	315,000	250,957
Series MTN, 4.35%, 2/25/2050	314,000	266,878
Series MTN, 4.42%, 3/27/2048	166,000	141,035
Series MTN, 4.60%, 5/15/2044	243,000	214,365
Series MTN, 5.70%, 12/14/2036	230,000	239,011
Series B, 5.75%, 7/15/2033	97,000	101,646
Series MTN, 6.63%, 12/1/2037	59,000	65,361
Series MTN, 6.63%, 6/21/2040	69,000	75,862
Reinsurance Group of America, Inc. 6.00%, 9/15/2033	350,000	352,478
Selective Insurance Group, Inc. 5.38%, 3/1/2049	25,000	23,055
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	143,000	177,841
Travelers Cos., Inc.:
2.55%, 4/27/2050	2,000	1,288
3.05%, 6/8/2051	236,000	168,318
3.75%, 5/15/2046	165,000	131,383
4.00%, 5/30/2047	237,000	199,388
Security Description	Principal Amount	Value
4.05%, 3/7/2048	$ 232,000	$ 194,887
4.10%, 3/4/2049	74,000	63,044
4.30%, 8/25/2045	283,000	245,570
4.60%, 8/1/2043	177,000	160,707
5.35%, 11/1/2040	175,000	179,386
5.45%, 5/25/2053	415,000	434,339
Series MTN, 6.25%, 6/15/2037	216,000	239,136
6.75%, 6/20/2036	61,000	69,327
Unum Group:
4.13%, 6/15/2051	189,000	139,136
4.50%, 12/15/2049	164,000	125,767
5.75%, 8/15/2042	151,000	142,260
W R Berkley Corp.:
3.15%, 9/30/2061	155,000	95,866
3.55%, 3/30/2052	90,000	64,021
4.00%, 5/12/2050	150,000	117,618
4.75%, 8/1/2044	121,000	105,836
Willis North America, Inc.:
3.88%, 9/15/2049	170,000	123,655
5.05%, 9/15/2048	134,000	115,040
XL Group Ltd. 5.25%, 12/15/2043	141,000	138,494
		26,134,247
INTERNET — 2.0%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	384,000	257,691
3.15%, 2/9/2051	607,000	392,680
3.25%, 2/9/2061	375,000	231,458
4.00%, 12/6/2037	434,000	362,937
4.20%, 12/6/2047	598,000	470,088
4.40%, 12/6/2057	386,000	303,628
4.50%, 11/28/2034	116,000	106,763
Alphabet, Inc.:
1.90%, 8/15/2040	391,000	269,098
2.05%, 8/15/2050	793,000	495,149
2.25%, 8/15/2060	804,000	488,438
Amazon.com, Inc.:
2.50%, 6/3/2050	969,000	643,445
2.70%, 6/3/2060	673,000	432,167
2.88%, 5/12/2041	630,000	486,139
3.10%, 5/12/2051	1,251,000	932,220
3.25%, 5/12/2061	476,000	344,714
3.88%, 8/22/2037	871,000	795,380
3.95%, 4/13/2052	903,000	785,222
4.05%, 8/22/2047	1,180,000	1,057,327
4.10%, 4/13/2062	442,000	381,561
4.25%, 8/22/2057	824,000	743,199
4.95%, 12/5/2044	553,000	559,586
eBay, Inc.:
3.65%, 5/10/2051	337,000	247,028
4.00%, 7/15/2042	292,000	232,885
JD.com, Inc. 4.13%, 1/14/2050	200,000	156,016

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Meta Platforms, Inc.:
4.45%, 8/15/2052	$ 927,000	$ 807,259
4.65%, 8/15/2062	529,000	464,457
5.60%, 5/15/2053	910,000	934,433
5.75%, 5/15/2063	700,000	723,723
		14,104,691
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	118,000	119,848
7.00%, 10/15/2039	137,000	143,491
Nucor Corp.:
2.98%, 12/15/2055	172,000	110,135
3.85%, 4/1/2052	178,000	140,275
4.40%, 5/1/2048	181,000	154,507
5.20%, 8/1/2043	161,000	157,575
6.40%, 12/1/2037	166,000	182,364
Steel Dynamics, Inc. 3.25%, 10/15/2050	148,000	98,180
Vale Overseas Ltd.:
6.88%, 11/21/2036	381,000	399,837
6.88%, 11/10/2039	514,000	539,243
Vale SA 5.63%, 9/11/2042	270,000	259,986
		2,305,441
IT SERVICES — 0.1%
Apple, Inc. 4.85%, 5/10/2053	750,000	768,367
LEISURE TIME — 0.1%
Brunswick Corp. 5.10%, 4/1/2052	220,000	164,732
Harley-Davidson, Inc. 4.63%, 7/28/2045	203,000	153,732
		318,464
LODGING — 0.0% (a)
Marriott International, Inc. Series II, 2.75%, 10/15/2033	98,000	77,940
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	234,000	210,183
Caterpillar, Inc.:
3.25%, 9/19/2049	344,000	270,570
3.25%, 4/9/2050	309,000	243,341
3.80%, 8/15/2042	565,000	495,217
4.30%, 5/15/2044	199,000	186,399
4.75%, 5/15/2064	160,000	152,307
5.20%, 5/27/2041	195,000	203,219
5.30%, 9/15/2035	148,000	154,731
6.05%, 8/15/2036	155,000	170,311
		2,086,278
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
2.88%, 9/7/2049	143,000	107,639
3.75%, 4/15/2050	223,000	197,685
Security Description	Principal Amount	Value
3.90%, 6/9/2042	$ 448,000	$ 405,995
Dover Corp.:
5.38%, 10/15/2035	100,000	101,958
5.38%, 3/1/2041	190,000	186,899
Otis Worldwide Corp.:
3.11%, 2/15/2040	261,000	201,743
3.36%, 2/15/2050	195,000	142,746
Rockwell Automation, Inc.:
2.80%, 8/15/2061	192,000	125,436
4.20%, 3/1/2049	125,000	111,810
Xylem, Inc. 4.38%, 11/1/2046	173,000	146,358
		1,728,269
MEDIA — 5.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	395,000	266,838
3.50%, 3/1/2042	186,000	123,896
3.70%, 4/1/2051	642,000	407,420
3.85%, 4/1/2061	593,000	360,194
3.90%, 6/1/2052	718,000	467,799
3.95%, 6/30/2062	472,000	290,842
4.40%, 12/1/2061	641,000	431,169
4.80%, 3/1/2050	897,000	675,001
5.13%, 7/1/2049	473,000	370,993
5.25%, 4/1/2053	444,000	358,361
5.38%, 4/1/2038	373,000	317,304
5.38%, 5/1/2047	815,000	673,508
5.50%, 4/1/2063	438,000	351,504
5.75%, 4/1/2048	884,000	756,191
6.38%, 10/23/2035	841,000	820,858
6.48%, 10/23/2045	1,189,000	1,119,527
6.83%, 10/23/2055	310,000	292,370
Comcast Corp.:
2.45%, 8/15/2052	482,000	294,791
2.65%, 8/15/2062	338,000	201,049
2.80%, 1/15/2051	624,000	412,651
2.89%, 11/1/2051	1,669,000	1,119,432
2.94%, 11/1/2056	1,985,000	1,293,049
2.99%, 11/1/2063	1,147,000	726,728
3.40%, 7/15/2046	368,000	279,194
3.45%, 2/1/2050	577,000	440,424
3.90%, 3/1/2038	308,000	267,578
3.97%, 11/1/2047	831,000	690,262
4.00%, 8/15/2047	268,000	223,528
4.00%, 3/1/2048	249,000	207,798
4.00%, 11/1/2049	649,000	538,741
4.05%, 11/1/2052	501,000	416,732
4.60%, 10/15/2038	239,000	222,841
4.60%, 8/15/2045	164,000	149,035
4.65%, 7/15/2042	228,000	210,303
4.70%, 10/15/2048	610,000	573,601
4.75%, 3/1/2044	135,000	124,987

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.95%, 10/15/2058	$ 322,000	$ 309,629
5.35%, 5/15/2053	1,500,000	1,525,140
5.50%, 5/15/2064	1,150,000	1,165,353
5.65%, 6/15/2035	172,000	180,311
6.40%, 5/15/2038	53,000	58,241
6.45%, 3/15/2037	189,000	207,841
6.50%, 11/15/2035	107,000	120,124
6.55%, 7/1/2039	164,000	184,739
6.95%, 8/15/2037	244,000	279,988
Discovery Communications LLC:
4.00%, 9/15/2055	545,000	361,199
4.65%, 5/15/2050	326,000	247,633
4.88%, 4/1/2043	65,000	52,480
5.00%, 9/20/2037	168,000	143,603
5.20%, 9/20/2047	311,000	256,311
5.30%, 5/15/2049	177,000	146,922
6.35%, 6/1/2040	123,000	120,074
Fox Corp.:
5.48%, 1/25/2039	501,000	468,175
5.58%, 1/25/2049	390,000	364,697
Grupo Televisa SAB:
5.00%, 5/13/2045	211,000	181,831
5.25%, 5/24/2049	155,000	139,246
6.13%, 1/31/2046 (b)	251,000	248,658
6.63%, 1/15/2040	232,000	240,913
8.50%, 3/11/2032	17,000	20,074
NBCUniversal Media LLC:
4.45%, 1/15/2043	249,000	223,368
5.95%, 4/1/2041	134,000	143,451
6.40%, 4/30/2040	244,000	269,862
Paramount Global:
4.38%, 3/15/2043	582,000	411,451
4.60%, 1/15/2045	310,000	220,401
4.85%, 7/1/2042	370,000	275,128
4.90%, 8/15/2044	348,000	257,203
4.95%, 5/19/2050	401,000	300,606
5.25%, 4/1/2044	210,000	159,537
5.50%, 5/15/2033	113,000	103,581
5.85%, 9/1/2043	571,000	487,000
5.90%, 10/15/2040	177,000	153,201
6.88%, 4/30/2036	168,000	163,353
Thomson Reuters Corp.:
5.50%, 8/15/2035	143,000	141,557
5.65%, 11/23/2043	67,000	63,351
5.85%, 4/15/2040	150,000	148,869
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	123,357
Time Warner Cable LLC:
4.50%, 9/15/2042	386,000	288,095
5.50%, 9/1/2041	558,500	466,621
5.88%, 11/15/2040	505,000	446,738
6.55%, 5/1/2037	632,000	607,794
6.75%, 6/15/2039	626,000	601,392
Security Description	Principal Amount	Value
7.30%, 7/1/2038	$ 595,000	$ 606,585
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	180,000	129,348
Series E, 4.13%, 12/1/2041	182,000	159,911
Series GMTN, 4.13%, 6/1/2044	265,000	232,641
4.38%, 8/16/2041	221,000	201,249
Walt Disney Co.:
3.50%, 5/13/2040	538,000	443,753
3.60%, 1/13/2051 (b)	943,000	750,411
3.80%, 5/13/2060	653,000	524,725
4.63%, 3/23/2040	219,000	210,356
4.70%, 3/23/2050	712,000	680,722
4.75%, 9/15/2044	282,000	267,172
4.75%, 11/15/2046	209,000	197,033
4.95%, 10/15/2045	261,000	252,204
5.40%, 10/1/2043	352,000	358,952
6.15%, 3/1/2037	211,000	227,500
6.15%, 2/15/2041	312,000	343,159
6.20%, 12/15/2034	108,000	118,973
6.65%, 11/15/2037	366,000	423,795
7.75%, 12/1/2045	200,000	262,466
		35,946,552
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	165,000	140,691
4.38%, 6/15/2045	189,000	168,945
Valmont Industries, Inc.:
5.00%, 10/1/2044	165,000	144,857
5.25%, 10/1/2054	179,000	159,029
		613,522
MINING — 1.0%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	121,518
Barrick North America Finance LLC:
5.70%, 5/30/2041	320,000	323,366
5.75%, 5/1/2043	251,000	257,963
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	274,000	285,771
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	329,000	296,574
5.00%, 9/30/2043	806,000	798,641
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	128,000	123,576
5.45%, 3/15/2043	668,000	622,843
Newmont Corp.:
4.88%, 3/15/2042	348,000	323,362
5.45%, 6/9/2044	186,000	182,752
5.88%, 4/1/2035	99,000	101,260
6.25%, 10/1/2039	271,000	286,436

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	$ 46,000	$ 52,696
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	368,000	251,591
5.20%, 11/2/2040	462,000	466,514
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	366,000	321,535
4.75%, 3/22/2042	242,000	230,565
5.13%, 3/9/2053	452,000	455,639
Southern Copper Corp.:
5.25%, 11/8/2042	396,000	378,774
5.88%, 4/23/2045	546,000	560,453
6.75%, 4/16/2040	462,000	509,517
7.50%, 7/27/2035	121,000	140,477
		7,091,823
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
Series MTN, 3.13%, 9/19/2046	151,000	106,209
3.25%, 8/26/2049	323,000	234,527
Series MTN, 3.63%, 10/15/2047	68,000	52,397
3.70%, 4/15/2050 (b)	232,000	183,612
Series MTN, 3.88%, 6/15/2044	193,000	155,168
Series MTN, 4.00%, 9/14/2048 (b)	386,000	338,105
Series MTN, 5.70%, 3/15/2037	193,000	203,258
Eaton Corp.:
3.92%, 9/15/2047	200,000	170,290
4.15%, 11/2/2042	375,000	333,716
4.70%, 8/23/2052	279,000	267,606
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	37,925
General Electric Co.:
4.35%, 5/1/2050	245,000	212,158
4.50%, 3/11/2044	259,000	229,686
Series MTN, 5.88%, 1/14/2038	234,000	251,597
Series A, 6.88%, 1/10/2039	196,000	234,530
Illinois Tool Works, Inc. 3.90%, 9/1/2042	205,000	180,861
Parker-Hannifin Corp.:
4.00%, 6/14/2049	367,000	305,138
Series MTN, 4.45%, 11/21/2044	73,000	65,142
Series A, 6.25%, 5/15/2038	179,000	192,162
Trane Technologies Global Holding Co. Ltd. 4.30%, 2/21/2048	147,000	126,582
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	118,000	104,573
Security Description	Principal Amount	Value
4.65%, 11/1/2044	$ 203,000	$ 180,993
		4,166,235
OIL & GAS — 4.4%
Apache Corp. 5.10%, 9/1/2040	1,000,000	814,890
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	567,000	376,448
2.94%, 6/4/2051 (b)	922,000	631,487
3.00%, 2/24/2050	819,000	571,646
3.00%, 3/17/2052	539,000	372,729
3.06%, 6/17/2041	30,000	22,781
3.38%, 2/8/2061	843,000	600,132
4.89%, 9/11/2033	490,000	485,110
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,313
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	200,000	178,874
5.85%, 2/1/2035	116,000	112,895
6.25%, 3/15/2038	318,000	324,093
6.50%, 2/15/2037	320,000	325,715
6.75%, 2/1/2039	213,000	222,251
Cenovus Energy, Inc.:
3.75%, 2/15/2052	227,000	161,154
5.25%, 6/15/2037	182,000	167,815
5.40%, 6/15/2047	353,000	319,867
6.75%, 11/15/2039	388,000	408,506
6.80%, 9/15/2037	294,000	305,792
Chevron Corp. 3.08%, 5/11/2050	287,000	213,964
Chevron USA, Inc.:
2.34%, 8/12/2050	197,000	125,883
5.25%, 11/15/2043	117,000	119,083
6.00%, 3/1/2041	74,000	81,338
ConocoPhillips:
4.88%, 10/1/2047	142,000	134,691
5.90%, 5/15/2038	202,000	214,494
6.50%, 2/1/2039	480,000	553,358
ConocoPhillips Co.:
3.76%, 3/15/2042	220,000	185,132
3.80%, 3/15/2052	344,000	279,321
4.03%, 3/15/2062	574,000	468,080
4.30%, 11/15/2044	220,000	194,086
5.30%, 5/15/2053	475,000	483,360
5.95%, 3/15/2046	179,000	193,372
Continental Resources, Inc. 4.90%, 6/1/2044	361,000	280,526
Devon Energy Corp.:
4.75%, 5/15/2042	237,000	200,211
5.00%, 6/15/2045 (b)	243,000	210,822
5.60%, 7/15/2041 (b)	410,000	386,048
7.88%, 9/30/2031	105,000	118,750
7.95%, 4/15/2032	112,000	128,735

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Diamondback Energy, Inc.:
4.25%, 3/15/2052	$ 317,000	$ 243,909
4.40%, 3/24/2051	230,000	182,392
6.25%, 3/15/2053	126,000	127,913
EOG Resources, Inc.:
3.90%, 4/1/2035	127,000	113,859
4.95%, 4/15/2050 (b)	183,000	180,716
Exxon Mobil Corp.:
3.00%, 8/16/2039	174,000	137,874
3.10%, 8/16/2049	657,000	482,593
3.45%, 4/15/2051	1,034,000	806,944
3.57%, 3/6/2045	20,000	16,281
4.11%, 3/1/2046	1,020,000	897,804
4.23%, 3/19/2040	539,000	496,559
4.33%, 3/19/2050 (b)	1,038,000	942,732
Hess Corp.:
5.60%, 2/15/2041	389,000	372,152
5.80%, 4/1/2047 (b)	148,000	143,909
6.00%, 1/15/2040	212,000	211,230
7.13%, 3/15/2033	99,000	108,283
Marathon Oil Corp.:
5.20%, 6/1/2045 (b)	258,000	217,760
6.60%, 10/1/2037 (b)	345,000	343,834
Marathon Petroleum Corp.:
4.50%, 4/1/2048	190,000	150,313
4.75%, 9/15/2044	216,000	180,271
5.00%, 9/15/2054	168,000	138,718
6.50%, 3/1/2041	443,000	455,905
Occidental Petroleum Corp.:
4.20%, 3/15/2048	20,000	14,944
4.40%, 4/15/2046	120,000	94,069
6.20%, 3/15/2040	220,000	217,833
6.45%, 9/15/2036	1,020,000	1,050,008
6.60%, 3/15/2046	20,000	20,647
7.95%, 6/15/2039	120,000	136,184
Ovintiv, Inc.:
6.25%, 7/15/2033 (b)	150,000	148,064
6.50%, 2/1/2038	223,000	219,245
6.63%, 8/15/2037	212,000	209,236
7.10%, 7/15/2053	300,000	308,346
8.13%, 9/15/2030	116,000	127,521
Phillips 66:
4.65%, 11/15/2034	110,000	103,985
4.88%, 11/15/2044	192,000	176,947
5.88%, 5/1/2042	440,000	456,293
Phillips 66 Co.:
4.68%, 2/15/2045	262,000	223,785
4.90%, 10/1/2046	247,000	218,494
Shell International Finance BV:
3.00%, 11/26/2051	319,000	225,855
3.13%, 11/7/2049	390,000	284,057
3.25%, 4/6/2050	640,000	478,106
3.63%, 8/21/2042	160,000	132,578
3.75%, 9/12/2046	515,000	420,415
4.00%, 5/10/2046	716,000	609,624
Security Description	Principal Amount	Value
4.13%, 5/11/2035	$ 455,000	$ 423,400
4.38%, 5/11/2045	951,000	856,937
4.55%, 8/12/2043	568,000	526,218
5.50%, 3/25/2040	402,000	420,918
6.38%, 12/15/2038	1,059,000	1,186,917
Suncor Energy, Inc.:
3.75%, 3/4/2051	242,000	177,388
4.00%, 11/15/2047	204,000	157,851
5.95%, 12/1/2034	71,000	71,268
6.50%, 6/15/2038	352,000	366,087
6.80%, 5/15/2038	386,000	410,665
6.85%, 6/1/2039	177,000	190,190
TotalEnergies Capital International SA:
2.99%, 6/29/2041	170,000	129,239
3.13%, 5/29/2050 (b)	885,000	642,749
3.39%, 6/29/2060	415,000	304,481
3.46%, 7/12/2049	315,000	245,259
Valero Energy Corp.:
3.65%, 12/1/2051 (b)	384,000	269,111
4.00%, 6/1/2052	106,000	79,910
6.63%, 6/15/2037	425,000	456,306
7.50%, 4/15/2032	101,000	114,115
		30,835,948
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	338,000	327,931
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047	525,000	425,633
Halliburton Co.:
4.50%, 11/15/2041	331,000	281,290
4.85%, 11/15/2035	264,000	248,625
5.00%, 11/15/2045	689,000	623,628
6.70%, 9/15/2038	242,000	265,431
7.45%, 9/15/2039	421,000	488,499
NOV, Inc. 3.95%, 12/1/2042	352,000	259,047
		2,920,084
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	174,000	115,235
4.05%, 12/15/2049	181,000	143,944
Sonoco Products Co. 5.75%, 11/1/2040	194,000	192,064
WestRock MWV LLC 7.95%, 2/15/2031	64,000	72,771
WRKCo, Inc. 3.00%, 6/15/2033	101,000	82,326
		606,340
PHARMACEUTICALS — 7.4%
AbbVie, Inc.:
4.05%, 11/21/2039	1,136,000	988,740

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.25%, 11/21/2049	$ 1,745,000	$ 1,503,614
4.30%, 5/14/2036	292,000	268,494
4.40%, 11/6/2042	860,000	769,958
4.45%, 5/14/2046	714,000	628,970
4.50%, 5/14/2035	548,000	520,090
4.55%, 3/15/2035	523,000	497,875
4.63%, 10/1/2042	170,000	153,571
4.70%, 5/14/2045	867,500	790,874
4.75%, 3/15/2045	351,000	321,456
4.85%, 6/15/2044	423,000	394,041
4.88%, 11/14/2048	554,000	522,605
AmerisourceBergen Corp. 4.25%, 3/1/2045	314,000	260,162
AstraZeneca PLC:
2.13%, 8/6/2050	168,000	104,928
3.00%, 5/28/2051	180,000	133,605
4.00%, 9/18/2042	317,000	282,422
4.38%, 11/16/2045	266,000	246,752
4.38%, 8/17/2048	259,000	242,302
6.45%, 9/15/2037	922,000	1,058,788
Becton Dickinson & Co.:
3.79%, 5/20/2050	140,000	111,026
4.67%, 6/6/2047	164,000	150,355
4.69%, 12/15/2044	388,000	353,134
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	114,000	80,076
2.55%, 11/13/2050	562,000	365,969
3.25%, 8/1/2042	243,000	189,331
3.55%, 3/15/2042	283,000	234,375
3.70%, 3/15/2052	792,000	642,605
3.90%, 3/15/2062	429,000	344,779
4.13%, 6/15/2039	546,000	498,050
4.25%, 10/26/2049	1,371,000	1,217,050
4.35%, 11/15/2047	527,000	477,805
4.50%, 3/1/2044	62,000	57,358
4.55%, 2/20/2048	466,000	434,442
4.63%, 5/15/2044	215,000	203,734
5.00%, 8/15/2045	232,000	231,295
Cardinal Health, Inc.:
4.37%, 6/15/2047	211,000	174,041
4.50%, 11/15/2044	170,000	138,406
4.60%, 3/15/2043	204,000	170,377
4.90%, 9/15/2045	154,000	134,149
Cigna Group:
3.20%, 3/15/2040	216,000	166,065
3.40%, 3/15/2050	330,000	241,124
3.40%, 3/15/2051 (b)	556,000	405,619
3.88%, 10/15/2047	306,000	242,686
4.80%, 8/15/2038	695,000	656,017
4.80%, 7/15/2046	363,000	333,100
4.90%, 12/15/2048	949,000	882,655
6.13%, 11/15/2041	194,000	207,530
CVS Health Corp.:
2.70%, 8/21/2040	328,000	228,701
4.13%, 4/1/2040	286,000	240,752
Security Description	Principal Amount	Value
4.25%, 4/1/2050	$ 205,000	$ 169,564
4.78%, 3/25/2038	1,535,000	1,415,009
4.88%, 7/20/2035	143,000	135,859
5.05%, 3/25/2048	2,801,000	2,583,138
5.13%, 7/20/2045	1,239,000	1,144,948
5.30%, 12/5/2043	243,000	232,366
5.63%, 2/21/2053	417,000	414,298
5.88%, 6/1/2053	535,000	549,611
6.00%, 6/1/2063	350,000	359,772
6.13%, 9/15/2039	274,000	284,746
Eli Lilly & Co.:
3.70%, 3/1/2045	163,000	138,721
3.95%, 5/15/2047	188,000	166,884
4.15%, 3/15/2059	295,000	261,279
4.88%, 2/27/2053	437,000	448,943
4.95%, 2/27/2063	483,000	492,655
5.55%, 3/15/2037	230,000	249,012
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	252,000	227,236
5.38%, 4/15/2034	112,000	118,225
6.38%, 5/15/2038	827,000	943,351
Johnson & Johnson:
2.10%, 9/1/2040	354,000	249,460
2.25%, 9/1/2050	342,000	226,206
2.45%, 9/1/2060	245,000	157,660
3.40%, 1/15/2038	268,000	233,602
3.50%, 1/15/2048	118,000	100,518
3.55%, 3/1/2036	315,000	283,532
3.63%, 3/3/2037	340,000	305,969
3.70%, 3/1/2046	845,000	744,208
3.75%, 3/3/2047	348,000	306,609
4.38%, 12/5/2033	115,000	115,874
4.50%, 9/1/2040	84,000	83,120
4.50%, 12/5/2043	155,000	153,512
4.85%, 5/15/2041	201,000	201,913
4.95%, 5/15/2033	102,000	107,475
5.85%, 7/15/2038	150,000	167,519
5.95%, 8/15/2037	151,000	170,884
McKesson Corp. 5.10%, 7/15/2033	250,000	251,010
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	206,000	184,934
5.90%, 11/1/2039	184,000	193,831
Merck & Co., Inc.:
2.35%, 6/24/2040	259,000	185,532
2.45%, 6/24/2050	396,000	259,364
2.90%, 12/10/2061	714,000	474,396
3.60%, 9/15/2042	175,000	145,647
3.70%, 2/10/2045	637,000	541,061
3.90%, 3/7/2039	311,000	279,517
4.00%, 3/7/2049	456,000	403,136
4.15%, 5/18/2043	30,000	27,336
4.90%, 5/17/2044	500,000	500,760
5.00%, 5/17/2053	650,000	658,131
5.15%, 5/17/2063	450,000	459,319

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.50%, 12/1/2033	$ 100,000	$ 114,941
6.55%, 9/15/2037	165,000	188,051
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	185,000	197,025
Mylan, Inc.:
5.20%, 4/15/2048	220,000	171,149
5.40%, 11/29/2043	228,000	190,793
Novartis Capital Corp.:
2.75%, 8/14/2050	346,000	251,566
3.70%, 9/21/2042	83,000	71,105
4.00%, 11/20/2045	486,000	438,916
4.40%, 5/6/2044	493,000	473,019
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	2,250,000	2,250,742
5.30%, 5/19/2053	1,060,000	1,103,714
5.34%, 5/19/2063	1,520,000	1,538,255
Pfizer, Inc.:
2.55%, 5/28/2040	291,000	213,862
3.90%, 3/15/2039	250,000	223,828
4.00%, 12/15/2036	239,000	223,133
4.00%, 3/15/2049	477,000	426,715
4.10%, 9/15/2038	219,000	199,235
4.13%, 12/15/2046	355,000	319,149
4.20%, 9/15/2048	319,000	293,636
4.30%, 6/15/2043	171,000	158,043
4.40%, 5/15/2044	308,000	292,295
5.60%, 9/15/2040	247,000	265,871
7.20%, 3/15/2039	791,000	984,581
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	590,000	445,367
3.18%, 7/9/2050	614,000	431,961
3.38%, 7/9/2060	429,000	293,299
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	434,000	342,699
Viatris, Inc.:
3.85%, 6/22/2040	677,000	468,782
4.00%, 6/22/2050	640,000	423,354
Wyeth LLC:
5.95%, 4/1/2037	557,000	608,495
6.00%, 2/15/2036	217,000	236,131
6.50%, 2/1/2034	97,000	108,905
Zoetis, Inc.:
3.00%, 5/15/2050	131,000	91,809
3.95%, 9/12/2047	144,000	119,591
4.45%, 8/20/2048	109,000	97,033
4.70%, 2/1/2043	397,000	369,139
		52,635,694
PIPELINES — 4.2%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	89,046
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	334,000	329,838
Security Description	Principal Amount	Value
DCP Midstream Operating LP 5.60%, 4/1/2044	$ 71,000	$ 67,255
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	256,000	215,196
4.80%, 11/1/2043	262,000	228,771
Enbridge Energy Partners LP:
5.50%, 9/15/2040	263,000	248,198
7.38%, 10/15/2045	263,000	302,608
Series B, 7.50%, 4/15/2038	254,000	285,750
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	94,862
3.40%, 8/1/2051 (b)	270,000	188,711
4.00%, 11/15/2049	121,000	93,685
4.50%, 6/10/2044	268,000	223,107
Energy Transfer LP:
4.95%, 1/15/2043	277,000	228,977
5.00%, 5/15/2044	191,000	160,776
5.00%, 5/15/2050	706,000	596,556
5.15%, 2/1/2043	234,000	199,469
5.15%, 3/15/2045	388,000	334,223
5.30%, 4/1/2044	276,000	237,846
5.30%, 4/15/2047	306,000	266,630
5.35%, 5/15/2045	231,000	201,790
5.40%, 10/1/2047	565,000	499,680
Series 20Y, 5.80%, 6/15/2038	77,000	73,446
5.95%, 10/1/2043	298,000	278,302
6.00%, 6/15/2048	169,000	160,460
6.05%, 6/1/2041	283,000	273,061
6.10%, 2/15/2042	234,000	221,635
6.13%, 12/15/2045	314,000	299,094
6.25%, 4/15/2049	680,835	664,937
6.50%, 2/1/2042	342,000	345,776
6.63%, 10/15/2036	166,000	170,429
7.50%, 7/1/2038	180,000	197,138
Enterprise Products Operating LLC:
3.20%, 2/15/2052	271,000	191,014
3.30%, 2/15/2053	195,000	139,595
3.70%, 1/31/2051	271,000	207,806
3.95%, 1/31/2060	409,000	315,241
4.20%, 1/31/2050	377,000	316,069
4.25%, 2/15/2048	405,000	343,343
4.45%, 2/15/2043	134,000	118,116
4.80%, 2/1/2049	395,000	361,879
4.85%, 8/15/2042	338,433	311,240
4.85%, 3/15/2044	322,000	296,858
4.90%, 5/15/2046	267,000	246,332
4.95%, 10/15/2054	186,000	169,353
5.10%, 2/15/2045	357,000	340,592
5.70%, 2/15/2042	255,000	259,080
5.95%, 2/1/2041	216,000	225,493
6.13%, 10/15/2039	214,000	227,296
6.45%, 9/1/2040	170,000	184,807

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series H, 6.65%, 10/15/2034	$ 98,000	$ 106,397
7.55%, 4/15/2038	233,000	268,595
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	245,000	203,485
5.00%, 8/15/2042	193,000	163,598
5.00%, 3/1/2043	271,000	233,664
5.40%, 9/1/2044	130,000	115,712
5.50%, 3/1/2044	261,000	238,100
5.63%, 9/1/2041	248,000	227,696
5.80%, 3/15/2035	106,000	104,524
6.38%, 3/1/2041	251,000	252,027
6.50%, 2/1/2037	252,000	258,812
6.50%, 9/1/2039	279,000	284,940
6.55%, 9/15/2040	245,000	248,499
Series MTN, 6.95%, 1/15/2038	389,000	418,513
7.50%, 11/15/2040	178,000	198,009
Kinder Morgan, Inc.:
3.25%, 8/1/2050	236,000	152,048
3.60%, 2/15/2051	294,000	203,298
5.05%, 2/15/2046	297,000	254,158
5.20%, 3/1/2048	253,000	221,147
5.45%, 8/1/2052	248,000	226,461
5.55%, 6/1/2045	556,000	512,660
Magellan Midstream Partners LP:
3.95%, 3/1/2050	266,000	190,062
4.20%, 10/3/2047	56,000	41,609
4.25%, 9/15/2046	144,000	106,533
4.85%, 2/1/2049	46,000	37,409
5.15%, 10/15/2043	170,000	144,417
MPLX LP:
4.50%, 4/15/2038	561,000	483,459
4.70%, 4/15/2048	554,000	456,313
4.90%, 4/15/2058	143,000	115,355
4.95%, 3/14/2052	521,000	442,688
5.20%, 3/1/2047	376,000	330,376
5.20%, 12/1/2047	197,000	172,568
5.50%, 2/15/2049	482,000	439,222
COR, 5.65%, 3/1/2053	185,000	172,914
ONEOK Partners LP:
6.13%, 2/1/2041	279,000	269,746
6.20%, 9/15/2043	143,000	138,138
6.65%, 10/1/2036	99,000	101,646
6.85%, 10/15/2037	173,000	177,970
ONEOK, Inc.:
4.45%, 9/1/2049	221,000	168,082
4.50%, 3/15/2050	188,000	143,510
4.95%, 7/13/2047	213,000	175,601
5.20%, 7/15/2048	354,000	303,035
6.00%, 6/15/2035	113,000	112,379
7.15%, 1/15/2051	158,000	165,812
Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	$ 122,000	$ 91,163
4.70%, 6/15/2044	306,000	239,020
4.90%, 2/15/2045	116,000	93,823
5.15%, 6/1/2042	195,000	162,061
6.65%, 1/15/2037	168,000	170,171
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037 (d)	124,000	125,052
Spectra Energy Partners LP:
4.50%, 3/15/2045	246,000	202,574
5.95%, 9/25/2043	197,000	193,635
Targa Resources Corp.:
4.95%, 4/15/2052	242,000	200,018
6.25%, 7/1/2052	84,000	82,518
6.50%, 2/15/2053	276,000	282,848
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	143,407
Texas Eastern Transmission LP 7.00%, 7/15/2032	97,000	107,869
TransCanada PipeLines Ltd.:
4.63%, 3/1/2034 (b)	125,000	114,760
4.75%, 5/15/2038	129,000	115,446
4.88%, 5/15/2048	310,000	277,893
5.00%, 10/16/2043	297,000	265,108
5.10%, 3/15/2049 (b)	294,000	273,632
5.85%, 3/15/2036	150,000	149,677
6.10%, 6/1/2040	293,000	299,604
6.20%, 10/15/2037	312,000	324,418
7.25%, 8/15/2038	261,000	291,085
7.63%, 1/15/2039	467,000	540,949
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	62,000	48,147
4.45%, 8/1/2042	88,000	75,330
4.60%, 3/15/2048	177,000	150,646
5.40%, 8/15/2041	129,000	124,052
Western Midstream Operating LP:
5.30%, 3/1/2048	275,000	230,109
5.45%, 4/1/2044	223,000	189,414
5.50%, 8/15/2048	240,000	200,988
5.50%, 2/1/2050	193,000	160,263
Williams Cos., Inc.:
3.50%, 10/15/2051	170,000	117,662
4.85%, 3/1/2048	250,000	217,575
4.90%, 1/15/2045	179,000	156,578
5.10%, 9/15/2045	310,000	279,239
5.30%, 8/15/2052	276,000	255,021
5.40%, 3/4/2044	259,000	239,127
5.75%, 6/24/2044	166,000	161,923
5.80%, 11/15/2043	113,000	109,722

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.30%, 4/15/2040	$ 390,000	$ 409,617
		29,684,697
REAL ESTATE — 0.1%
CBRE Services, Inc. 5.95%, 8/15/2034	660,000	653,710
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
2.95%, 3/15/2034	257,000	203,030
3.00%, 5/18/2051	85,000	52,325
3.55%, 3/15/2052	367,000	251,013
4.00%, 2/1/2050	257,000	191,956
4.75%, 4/15/2035	152,000	140,884
4.85%, 4/15/2049	177,000	148,992
5.15%, 4/15/2053	77,000	69,244
American Homes 4 Rent LP:
3.38%, 7/15/2051	154,000	100,731
4.30%, 4/15/2052	113,000	88,454
American Tower Corp.:
2.95%, 1/15/2051	333,000	210,712
3.10%, 6/15/2050	317,000	207,559
3.70%, 10/15/2049	310,000	222,605
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	60,000	46,484
Series MTN, 4.15%, 7/1/2047	158,000	130,328
Series MTN, 4.35%, 4/15/2048	149,000	125,664
Boston Properties LP:
2.45%, 10/1/2033	126,000	91,051
6.50%, 1/15/2034	130,000	130,841
Camden Property Trust 3.35%, 11/1/2049	104,000	75,694
Corporate Office Properties LP 2.90%, 12/1/2033	99,000	68,947
Crown Castle, Inc.:
2.90%, 4/1/2041	392,000	274,600
3.25%, 1/15/2051	281,000	192,184
4.00%, 11/15/2049	114,000	87,150
4.15%, 7/1/2050	145,000	115,029
4.75%, 5/15/2047	160,000	137,208
5.20%, 2/15/2049	111,000	102,630
Equinix, Inc.:
2.95%, 9/15/2051	135,000	85,705
3.00%, 7/15/2050	168,000	109,397
3.40%, 2/15/2052	151,000	105,996
ERP Operating LP:
4.00%, 8/1/2047	132,000	103,376
4.50%, 7/1/2044	152,000	133,041
4.50%, 6/1/2045	138,000	115,623
Essex Portfolio LP:
2.65%, 9/1/2050	164,000	92,509
4.50%, 3/15/2048	104,000	85,100
Security Description	Principal Amount	Value
Federal Realty OP LP 4.50%, 12/1/2044	$ 132,000	$ 103,553
Healthpeak OP LLC 6.75%, 2/1/2041	105,000	111,094
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	90,000	68,335
Kilroy Realty LP:
2.50%, 11/15/2032	113,000	79,140
2.65%, 11/15/2033	100,000	68,172
Kimco Realty OP LLC:
3.70%, 10/1/2049	121,000	86,175
4.13%, 12/1/2046	91,000	67,579
4.25%, 4/1/2045	151,000	114,618
4.45%, 9/1/2047	124,000	100,421
Mid-America Apartments LP 2.88%, 9/15/2051	72,000	46,718
NNN REIT, Inc.:
3.00%, 4/15/2052	102,000	61,629
3.10%, 4/15/2050	135,000	82,879
3.50%, 4/15/2051	143,000	96,568
4.80%, 10/15/2048	187,000	154,965
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	116,000	86,388
Prologis LP:
2.13%, 10/15/2050	108,000	60,709
3.00%, 4/15/2050	121,000	82,315
3.05%, 3/1/2050	130,000	89,701
4.38%, 9/15/2048	143,000	122,262
5.13%, 1/15/2034	195,000	193,524
5.25%, 6/15/2053	732,000	718,451
Realty Income Corp.:
1.80%, 3/15/2033	97,000	70,642
4.65%, 3/15/2047	129,000	115,470
4.90%, 7/15/2033	482,000	461,582
Regency Centers LP:
4.40%, 2/1/2047	207,000	166,629
4.65%, 3/15/2049	55,000	46,118
Simon Property Group LP:
3.25%, 9/13/2049	387,000	259,843
3.80%, 7/15/2050	246,000	181,986
4.25%, 10/1/2044	121,000	96,770
4.25%, 11/30/2046	102,000	80,723
4.75%, 3/15/2042	186,000	162,594
COR, 5.85%, 3/8/2053	382,000	379,677
6.75%, 2/1/2040	193,000	209,949
UDR, Inc. 3.10%, 11/1/2034	128,000	102,157
Ventas Realty LP:
4.38%, 2/1/2045	142,000	114,069
4.88%, 4/15/2049	6,000	5,116
5.70%, 9/30/2043	150,000	140,480
VICI Properties LP 5.63%, 5/15/2052	93,000	84,162

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Welltower OP LLC:
4.95%, 9/1/2048	$ 121,000	$ 108,124
6.50%, 3/15/2041	107,000	110,253
Weyerhaeuser Co. 7.38%, 3/15/2032	104,000	115,891
WP Carey, Inc. 2.25%, 4/1/2033	114,000	85,857
		9,989,350
RETAIL — 3.1%
Darden Restaurants, Inc. 4.55%, 2/15/2048	194,000	162,919
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	221,000	153,544
Dollar General Corp.:
4.13%, 4/3/2050	198,000	155,129
5.45%, 7/5/2033	750,000	743,385
5.50%, 11/1/2052	139,000	133,122
Dollar Tree, Inc. 3.38%, 12/1/2051	238,000	160,491
Home Depot, Inc.:
2.38%, 3/15/2051	262,000	162,623
2.75%, 9/15/2051	339,000	228,645
3.13%, 12/15/2049	559,000	409,233
3.30%, 4/15/2040	100,000	81,212
3.35%, 4/15/2050	433,000	330,544
3.50%, 9/15/2056	320,000	246,493
3.63%, 4/15/2052	538,000	428,485
3.90%, 6/15/2047	534,000	453,852
4.20%, 4/1/2043	195,000	174,293
4.25%, 4/1/2046	516,000	457,558
4.40%, 3/15/2045	456,000	415,831
4.50%, 12/6/2048	610,000	565,641
4.88%, 2/15/2044	343,000	334,013
4.95%, 9/15/2052 (b)	333,000	330,529
5.40%, 9/15/2040	42,000	43,366
5.88%, 12/16/2036	870,000	947,813
5.95%, 4/1/2041	163,000	179,331
Lowe's Cos., Inc.:
3.00%, 10/15/2050	526,000	344,604
3.50%, 4/1/2051	27,000	19,224
3.70%, 4/15/2046	392,000	299,296
4.05%, 5/3/2047	448,000	360,152
4.25%, 4/1/2052	317,000	258,659
4.38%, 9/15/2045	111,000	93,080
4.45%, 4/1/2062	428,000	344,745
4.55%, 4/5/2049	222,000	189,630
4.65%, 4/15/2042	161,000	143,453
5.00%, 4/15/2040	121,000	113,389
5.13%, 4/15/2050	214,000	200,809
5.50%, 10/15/2035	146,000	148,593
5.63%, 4/15/2053	545,000	544,172
5.75%, 7/1/2053	256,000	260,157
5.80%, 9/15/2062	143,000	141,863
5.85%, 4/1/2063	361,000	359,931
Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	$ 242,000	$ 193,523
Series MTN, 3.63%, 9/1/2049	560,000	441,868
Series MTN, 3.70%, 2/15/2042	198,000	161,223
Series MTN, 4.20%, 4/1/2050	132,000	114,180
Series MTN, 4.45%, 3/1/2047	330,000	296,578
Series MTN, 4.45%, 9/1/2048	260,000	233,657
Series MTN, 4.60%, 5/26/2045	184,000	167,652
Series MTN, 4.70%, 12/9/2035	228,000	221,322
Series MTN, 4.88%, 7/15/2040	130,000	123,903
Series MTN, 4.88%, 12/9/2045	427,000	408,169
5.15%, 9/9/2052 (b)	225,000	224,212
Series MTN, 5.70%, 2/1/2039	25,000	25,855
Series I, 6.30%, 10/15/2037	254,000	279,334
Series I, 6.30%, 3/1/2038	248,000	273,599
Starbucks Corp.:
3.35%, 3/12/2050	282,000	207,152
3.50%, 11/15/2050	354,000	269,022
3.75%, 12/1/2047	157,000	124,256
4.30%, 6/15/2045	127,000	110,702
4.45%, 8/15/2049	307,000	271,805
4.50%, 11/15/2048	224,000	200,308
Target Corp.:
2.95%, 1/15/2052	324,000	226,466
3.63%, 4/15/2046	119,000	96,672
3.90%, 11/15/2047	37,000	31,263
4.00%, 7/1/2042	256,000	229,970
4.80%, 1/15/2053	162,000	154,958
6.35%, 11/1/2032	97,000	106,748
6.50%, 10/15/2037	206,000	233,520
7.00%, 1/15/2038	231,000	278,334
TJX Cos., Inc. 4.50%, 4/15/2050	95,000	89,262
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	53,000	37,739
4.50%, 11/18/2034	18,000	15,903
4.65%, 6/1/2046	239,000	194,235
4.80%, 11/18/2044	173,000	143,353
Walmart, Inc.:
2.50%, 9/22/2041	371,000	276,384
2.95%, 9/24/2049	319,000	238,191
3.63%, 12/15/2047	252,000	212,688
3.95%, 6/28/2038	135,000	124,556
4.00%, 4/11/2043	250,000	223,537
4.05%, 6/29/2048	442,000	408,488

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.30%, 4/22/2044	$ 214,000	$ 199,666
4.50%, 9/9/2052 (b)	465,000	453,849
4.50%, 4/15/2053	605,000	589,966
5.00%, 10/25/2040	210,000	214,366
5.25%, 9/1/2035	330,000	352,027
5.63%, 4/1/2040	324,000	353,374
5.63%, 4/15/2041	256,000	280,084
6.20%, 4/15/2038	157,000	180,979
6.50%, 8/15/2037	367,754	434,766
		21,849,473
SEMICONDUCTORS — 2.9%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	161,000	146,602
Analog Devices, Inc.:
2.80%, 10/1/2041	60,000	44,590
2.95%, 10/1/2051	434,000	307,203
5.30%, 12/15/2045	116,000	116,269
Applied Materials, Inc.:
2.75%, 6/1/2050	226,331	159,889
4.35%, 4/1/2047	283,000	264,863
5.10%, 10/1/2035	166,000	168,684
5.85%, 6/15/2041	221,000	242,616
Broadcom, Inc.:
2.60%, 2/15/2033 (d)	136,000	106,016
3.14%, 11/15/2035 (d)	1,022,315	783,584
3.19%, 11/15/2036 (d)	945,000	714,127
3.42%, 4/15/2033 (d)	92,000	77,021
3.47%, 4/15/2034 (d)	965,000	790,933
3.50%, 2/15/2041 (d)	994,000	744,079
3.75%, 2/15/2051 (d)	568,000	419,349
4.93%, 5/15/2037 (d)	679,000	613,076
Intel Corp.:
2.80%, 8/12/2041	299,000	213,208
3.05%, 8/12/2051	425,000	284,903
3.10%, 2/15/2060	329,000	210,576
3.20%, 8/12/2061	279,000	181,375
3.25%, 11/15/2049	693,000	487,428
3.73%, 12/8/2047	695,000	540,460
4.10%, 5/19/2046	439,000	369,331
4.10%, 5/11/2047	359,000	302,522
4.25%, 12/15/2042	220,000	191,334
4.60%, 3/25/2040	260,800	243,671
4.75%, 3/25/2050	814,000	736,051
4.80%, 10/1/2041	327,000	304,614
4.90%, 7/29/2045	240,384	236,047
4.90%, 8/5/2052	672,000	619,644
4.95%, 3/25/2060	347,000	319,962
5.05%, 8/5/2062	399,000	367,671
5.63%, 2/10/2043	352,000	357,720
5.70%, 2/10/2053	733,000	746,663
5.90%, 2/10/2063	446,000	459,960
KLA Corp.:
3.30%, 3/1/2050	305,000	229,641
4.95%, 7/15/2052	309,000	304,167
5.00%, 3/15/2049	148,000	143,446
Security Description	Principal Amount	Value
5.25%, 7/15/2062	$ 120,000	$ 121,664
Lam Research Corp.:
2.88%, 6/15/2050	219,000	152,877
3.13%, 6/15/2060	255,000	172,890
4.88%, 3/15/2049	144,000	139,661
Micron Technology, Inc.:
3.37%, 11/1/2041	157,000	109,512
3.48%, 11/1/2051	178,000	118,609
5.88%, 9/15/2033	341,000	338,006
NVIDIA Corp.:
3.50%, 4/1/2040	298,000	255,204
3.50%, 4/1/2050	614,000	498,746
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	286,000	200,254
3.25%, 5/11/2041	260,000	188,919
3.25%, 11/30/2051	191,000	127,852
QUALCOMM, Inc.:
1.65%, 5/20/2032	99,000	78,054
3.25%, 5/20/2050	50,000	37,580
4.30%, 5/20/2047	418,000	378,466
4.50%, 5/20/2052	482,000	438,634
4.65%, 5/20/2035	280,000	279,832
4.80%, 5/20/2045	496,000	479,567
6.00%, 5/20/2053	506,000	565,789
Texas Instruments, Inc.:
3.88%, 3/15/2039	232,000	208,060
4.15%, 5/15/2048	444,000	403,303
5.00%, 3/14/2053	332,000	336,977
5.05%, 5/18/2063	650,000	650,786
TSMC Arizona Corp.:
3.13%, 10/25/2041	250,000	199,630
3.25%, 10/25/2051	342,000	262,889
4.50%, 4/22/2052	210,000	202,828
		20,495,884
SOFTWARE — 3.1%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	434,000	278,737
4.50%, 6/15/2047	154,000	141,829
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	305,000	210,096
4.50%, 8/15/2046	146,000	117,111
5.63%, 7/15/2052	64,000	60,422
Fiserv, Inc. 4.40%, 7/1/2049	599,000	503,891
Microsoft Corp.:
2.53%, 6/1/2050	2,265,000	1,566,904
2.68%, 6/1/2060	1,390,000	930,994
2.92%, 3/17/2052	2,236,000	1,661,750
3.04%, 3/17/2062	790,000	576,708
3.45%, 8/8/2036	504,000	459,512
3.50%, 11/15/2042	259,000	224,203
3.70%, 8/8/2046	728,000	637,051
3.95%, 8/8/2056	250,000	225,170

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.00%, 2/12/2055	$ 358,000	$ 328,784
4.20%, 11/3/2035	408,000	403,985
4.25%, 2/6/2047	343,000	333,056
4.45%, 11/3/2045	464,000	457,481
4.50%, 10/1/2040	161,000	161,398
4.50%, 2/6/2057	294,000	295,205
5.20%, 6/1/2039	68,000	73,512
5.30%, 2/8/2041	220,000	241,281
Oracle Corp.:
3.60%, 4/1/2050	1,654,000	1,181,039
3.65%, 3/25/2041	705,000	543,026
3.85%, 4/1/2060	1,301,000	912,638
3.90%, 5/15/2035	370,000	318,958
3.95%, 3/25/2051	1,219,000	920,418
4.00%, 7/15/2046	1,138,000	874,792
4.00%, 11/15/2047	875,000	674,082
4.10%, 3/25/2061	643,000	473,152
4.13%, 5/15/2045	781,000	613,147
4.30%, 7/8/2034	278,000	252,494
4.38%, 5/15/2055	540,000	434,068
4.50%, 7/8/2044	416,000	347,880
5.38%, 7/15/2040	837,000	798,858
5.55%, 2/6/2053 (b)	869,000	841,957
6.13%, 7/8/2039	506,000	520,887
6.50%, 4/15/2038	476,000	508,235
6.90%, 11/9/2052	968,000	1,084,712
Salesforce, Inc.:
2.70%, 7/15/2041	392,000	287,203
2.90%, 7/15/2051	659,000	463,850
3.05%, 7/15/2061	448,000	304,918
		22,245,394
TELECOMMUNICATIONS — 6.3%
America Movil SAB de CV:
4.38%, 7/16/2042	364,000	320,105
4.38%, 4/22/2049	370,000	322,277
6.13%, 11/15/2037	203,000	216,238
6.13%, 3/30/2040	653,000	695,282
6.38%, 3/1/2035	115,000	125,863
AT&T, Inc.:
2.55%, 12/1/2033	1,075,000	841,284
3.10%, 2/1/2043	105,000	75,558
3.30%, 2/1/2052	381,000	267,439
3.50%, 6/1/2041	797,000	612,335
3.50%, 9/15/2053	2,379,000	1,684,237
3.50%, 2/1/2061	209,000	145,119
3.55%, 9/15/2055	2,288,000	1,601,783
3.65%, 6/1/2051	1,050,000	770,396
3.65%, 9/15/2059	2,231,000	1,551,951
3.80%, 12/1/2057	2,046,000	1,479,933
3.85%, 6/1/2060	547,000	396,783
4.30%, 12/15/2042	412,000	349,837
4.35%, 6/15/2045	360,000	301,619
4.50%, 5/15/2035	650,000	597,227
4.50%, 3/9/2048	546,000	462,063
4.55%, 3/9/2049	354,000	300,231
Security Description	Principal Amount	Value
4.65%, 6/1/2044	$ 168,000	$ 146,303
4.75%, 5/15/2046	708,000	625,299
4.80%, 6/15/2044	190,000	167,761
4.85%, 3/1/2039	219,000	201,771
4.85%, 7/15/2045	141,000	124,971
4.90%, 8/15/2037	214,000	200,768
5.15%, 3/15/2042	168,000	156,638
5.15%, 2/15/2050	185,000	174,205
5.15%, 11/15/2046	174,000	161,963
5.25%, 3/1/2037	331,000	323,443
5.35%, 9/1/2040	141,000	136,870
5.40%, 2/15/2034	870,000	872,166
5.45%, 3/1/2047	164,000	159,972
5.55%, 8/15/2041	164,000	161,722
5.65%, 2/15/2047	211,000	212,669
5.70%, 3/1/2057	191,000	189,716
6.00%, 8/15/2040	79,000	81,541
6.30%, 1/15/2038	169,000	179,299
6.38%, 3/1/2041	102,000	108,022
6.55%, 2/15/2039	68,000	73,005
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	156,000	117,841
Series US-4, 3.65%, 3/17/2051 (b)	173,000	131,637
4.30%, 7/29/2049	185,000	155,826
4.46%, 4/1/2048 (b)	326,000	282,593
Cisco Systems, Inc.:
5.50%, 1/15/2040	629,036	668,005
5.90%, 2/15/2039	639,000	707,149
Corning, Inc.:
3.90%, 11/15/2049	145,000	109,287
4.38%, 11/15/2057	236,000	191,892
4.70%, 3/15/2037	96,000	89,020
5.35%, 11/15/2048 (b)	123,000	119,271
5.45%, 11/15/2079	317,000	287,969
5.75%, 8/15/2040	117,000	118,746
5.85%, 11/15/2068	81,000	77,549
Deutsche Telekom International Finance BV 9.25%, 6/1/2032	99,000	125,903
Juniper Networks, Inc. 5.95%, 3/15/2041	127,000	123,685
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	46,151
Motorola Solutions, Inc. 5.50%, 9/1/2044	98,000	93,116
Nokia Oyj 6.63%, 5/15/2039	292,000	280,279
Orange SA 5.38%, 1/13/2042	327,000	325,139
Rogers Communications, Inc.:
3.70%, 11/15/2049	269,000	191,270
4.30%, 2/15/2048	175,000	137,022
4.35%, 5/1/2049	341,000	270,959
4.50%, 3/15/2042 (d)	203,000	168,441

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.50%, 3/15/2043	$ 170,000	$ 140,913
4.55%, 3/15/2052 (d)	687,000	555,501
5.00%, 3/15/2044	383,000	339,104
5.45%, 10/1/2043	212,000	195,483
7.50%, 8/15/2038	155,000	170,988
Telefonica Emisiones SA:
4.67%, 3/6/2038	404,000	342,661
4.90%, 3/6/2048	455,000	380,762
5.21%, 3/8/2047	862,000	750,293
5.52%, 3/1/2049	390,000	351,612
7.05%, 6/20/2036	570,000	622,896
TELUS Corp.:
4.30%, 6/15/2049	118,000	96,141
4.60%, 11/16/2048	180,000	154,404
T-Mobile USA, Inc.:
3.00%, 2/15/2041	813,000	593,644
3.30%, 2/15/2051	868,000	609,431
3.60%, 11/15/2060	761,800	534,776
4.38%, 4/15/2040	588,000	520,521
4.50%, 4/15/2050	882,000	757,788
5.05%, 7/15/2033	700,000	687,330
5.65%, 1/15/2053	619,000	628,396
5.75%, 1/15/2054	190,000	195,558
5.80%, 9/15/2062	347,000	352,129
Verizon Communications, Inc.:
2.65%, 11/20/2040	796,000	553,371
2.85%, 9/3/2041	472,000	335,833
2.88%, 11/20/2050	926,000	602,928
2.99%, 10/30/2056	1,022,000	649,420
3.00%, 11/20/2060	574,000	359,335
3.40%, 3/22/2041	1,269,000	978,856
3.55%, 3/22/2051	1,470,000	1,097,767
3.70%, 3/22/2061	1,238,000	900,422
3.85%, 11/1/2042	327,000	263,814
3.88%, 3/1/2052	450,000	353,102
4.00%, 3/22/2050	353,000	286,745
4.13%, 8/15/2046	334,000	275,183
4.27%, 1/15/2036	467,000	421,794
4.40%, 11/1/2034	297,000	273,956
4.52%, 9/15/2048	371,000	327,764
4.67%, 3/15/2055	277,000	246,428
4.75%, 11/1/2041	250,000	229,925
4.81%, 3/15/2039	314,000	293,819
4.86%, 8/21/2046	808,000	740,403
5.01%, 4/15/2049	160,000	150,795
5.01%, 8/21/2054	229,000	213,831
5.25%, 3/16/2037	391,000	387,688
5.50%, 3/16/2047	201,000	200,829
5.85%, 9/15/2035	111,000	114,627
6.55%, 9/15/2043	273,000	303,868
Vodafone Group PLC:
4.25%, 9/17/2050	410,000	329,078
4.38%, 2/19/2043	585,000	491,020
4.88%, 6/19/2049	717,000	635,821
5.00%, 5/30/2038	62,000	58,410
Security Description	Principal Amount	Value
5.13%, 6/19/2059	$ 301,000	$ 267,318
5.25%, 5/30/2048	30,000	28,188
5.63%, 2/10/2053	354,000	347,338
5.75%, 2/10/2063	293,000	283,973
6.15%, 2/27/2037	445,000	466,133
		44,844,527
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	207,000	182,746
6.35%, 3/15/2040	188,000	192,012
Mattel, Inc. 5.45%, 11/1/2041	250,000	208,342
		583,100
TRANSPORTATION — 3.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	193,000	137,036
3.30%, 9/15/2051	243,000	181,448
3.55%, 2/15/2050	242,000	192,017
3.90%, 8/1/2046	175,000	144,613
4.05%, 6/15/2048	279,000	238,810
4.13%, 6/15/2047	268,000	232,686
4.15%, 4/1/2045	324,497	282,406
4.15%, 12/15/2048	338,000	294,479
4.38%, 9/1/2042	205,000	185,402
4.40%, 3/15/2042	136,000	123,347
4.45%, 3/15/2043	184,000	167,101
4.45%, 1/15/2053	303,000	277,721
4.55%, 9/1/2044	241,000	221,587
4.70%, 9/1/2045	165,000	153,575
4.90%, 4/1/2044	183,000	177,486
4.95%, 9/15/2041	168,000	164,072
5.05%, 3/1/2041	133,000	131,062
5.15%, 9/1/2043	239,000	237,248
5.20%, 4/15/2054	295,000	301,000
5.40%, 6/1/2041	188,000	192,249
5.75%, 5/1/2040	318,000	336,495
6.15%, 5/1/2037	210,000	232,008
6.20%, 8/15/2036	113,000	124,256
Canadian National Railway Co.:
3.20%, 8/2/2046	272,000	201,944
3.65%, 2/3/2048	192,000	155,983
4.40%, 8/5/2052	259,000	237,692
4.45%, 1/20/2049	334,000	305,847
6.20%, 6/1/2036	172,000	189,387
6.25%, 8/1/2034	111,000	122,508
6.38%, 11/15/2037	80,000	89,138
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	116,561
3.10%, 12/2/2051	581,000	412,411
3.50%, 5/1/2050	108,000	83,280
4.20%, 11/15/2069	259,000	203,028
4.30%, 5/15/2043	177,000	155,302
4.70%, 5/1/2048	260,000	236,090

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.80%, 9/15/2035	$ 30,000	$ 29,278
4.80%, 8/1/2045 (b)	185,000	172,710
4.95%, 8/15/2045	267,000	250,048
5.95%, 5/15/2037	137,000	144,032
6.13%, 9/15/2115	367,000	380,862
CSX Corp.:
2.50%, 5/15/2051	121,000	76,754
3.35%, 9/15/2049	154,000	113,797
3.80%, 11/1/2046	229,000	185,277
3.80%, 4/15/2050	154,000	122,355
3.95%, 5/1/2050	170,000	138,280
4.10%, 3/15/2044	242,000	207,909
4.25%, 11/1/2066	302,000	250,440
4.30%, 3/1/2048	206,000	179,263
4.40%, 3/1/2043	172,000	150,705
4.50%, 3/15/2049	167,000	149,346
4.50%, 11/15/2052	200,000	180,682
4.50%, 8/1/2054	274,000	243,235
4.65%, 3/1/2068	258,000	231,323
4.75%, 5/30/2042	193,000	177,767
4.75%, 11/15/2048	174,000	161,275
5.50%, 4/15/2041	10,000	10,135
6.00%, 10/1/2036	162,000	170,751
6.15%, 5/1/2037	215,000	231,093
6.22%, 4/30/2040	231,000	250,039
FedEx Corp.:
3.25%, 5/15/2041	219,000	163,378
3.88%, 8/1/2042	171,000	137,847
3.90%, 2/1/2035	156,000	137,562
4.05%, 2/15/2048	277,000	221,301
4.10%, 4/15/2043	193,000	157,436
4.10%, 2/1/2045	140,000	113,096
4.40%, 1/15/2047	209,000	176,755
4.55%, 4/1/2046	292,000	251,018
4.75%, 11/15/2045	284,000	253,456
4.90%, 1/15/2034	116,000	113,222
4.95%, 10/17/2048	195,000	178,721
5.10%, 1/15/2044	117,000	108,894
5.25%, 5/15/2050	445,000	427,601
Norfolk Southern Corp.:
2.90%, 8/25/2051	184,000	121,848
3.05%, 5/15/2050	97,000	67,226
3.16%, 5/15/2055	261,000	178,743
3.40%, 11/1/2049	228,000	167,726
3.70%, 3/15/2053	122,000	94,462
3.94%, 11/1/2047	248,000	200,590
3.95%, 10/1/2042	175,000	143,455
4.05%, 8/15/2052	232,000	191,282
4.10%, 5/15/2049	173,000	145,090
4.10%, 5/15/2121	232,000	164,198
4.15%, 2/28/2048	217,000	182,443
4.45%, 6/15/2045	125,000	108,781
4.55%, 6/1/2053	239,000	215,478
4.65%, 1/15/2046	130,000	116,479
4.84%, 10/1/2041	87,000	80,428
Security Description	Principal Amount	Value
5.10%, 8/1/2118	$ 250,000	$ 215,020
Union Pacific Corp.:
2.89%, 4/6/2036	185,000	147,443
2.95%, 3/10/2052	268,000	186,228
2.97%, 9/16/2062	360,000	235,026
3.20%, 5/20/2041	318,000	249,729
3.25%, 2/5/2050	588,000	439,160
3.35%, 8/15/2046	184,000	136,920
3.38%, 2/1/2035	136,000	116,304
3.38%, 2/14/2042	164,000	131,236
3.50%, 2/14/2053	472,000	365,040
3.55%, 5/20/2061	151,000	111,742
Series MTN, 3.55%, 8/15/2039	199,000	166,647
3.60%, 9/15/2037	162,000	138,320
3.75%, 2/5/2070	158,000	119,567
3.80%, 10/1/2051	384,000	314,619
3.80%, 4/6/2071	161,000	123,405
3.84%, 3/20/2060	566,000	449,676
3.85%, 2/14/2072	131,000	101,184
3.88%, 2/1/2055	183,000	148,623
3.95%, 8/15/2059	192,000	156,017
4.00%, 4/15/2047	179,000	150,911
4.05%, 11/15/2045	115,000	96,587
4.05%, 3/1/2046	194,000	161,664
4.10%, 9/15/2067	227,000	188,072
4.30%, 3/1/2049	120,000	105,500
4.50%, 9/10/2048	124,000	111,445
4.95%, 9/9/2052	169,000	167,903
4.95%, 5/15/2053	163,000	162,341
5.15%, 1/20/2063	169,000	169,071
United Parcel Service, Inc.:
3.40%, 11/15/2046	186,000	144,474
3.63%, 10/1/2042	131,000	108,814
3.75%, 11/15/2047	310,000	259,982
4.25%, 3/15/2049	321,374	289,327
4.88%, 11/15/2040	132,000	129,987
5.05%, 3/3/2053	522,000	530,926
5.20%, 4/1/2040	181,000	185,219
5.30%, 4/1/2050	384,000	403,419
6.20%, 1/15/2038	453,000	507,075
		23,987,770
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	129,000	81,832
5.20%, 3/15/2044	122,000	109,012
5.45%, 9/15/2033	200,000	196,640
		387,484
WATER — 0.2%
American Water Capital Corp.:
3.25%, 6/1/2051	190,000	138,354
3.45%, 5/1/2050	197,000	147,330
4.00%, 12/1/2046	174,000	140,328
4.15%, 6/1/2049	289,000	243,040

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.20%, 9/1/2048	$ 133,000	$ 112,218
4.30%, 9/1/2045	217,000	185,270
6.59%, 10/15/2037	256,000	288,773
Essential Utilities, Inc.:
3.35%, 4/15/2050	153,000	106,708
4.28%, 5/1/2049	245,000	198,823
5.30%, 5/1/2052	173,000	163,848
		1,724,692
TOTAL CORPORATE BONDS & NOTES (Cost $820,332,284)		695,653,352
	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f) (g)	242,549	242,597
State Street Navigator Securities Lending Portfolio II (h) (i)	12,406,265	12,406,265
TOTAL SHORT-TERM INVESTMENTS (Cost $12,648,862)		12,648,862
TOTAL INVESTMENTS — 100.1% (Cost $832,981,146)		708,302,214
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(778,755)
NET ASSETS — 100.0%		$ 707,523,459

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$695,653,352	$—	$695,653,352
Short-Term Investments	12,648,862	—	—	12,648,862
TOTAL INVESTMENTS	$12,648,862	$695,653,352	$—	$708,302,214

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,028	$ 514,977	$ 82,988,041	$ 83,260,432	$11	$—	242,549	$ 242,597	$ 64,825
State Street Navigator Securities Lending Portfolio II	10,873,110	10,873,110	81,680,953	80,147,798	—	—	12,406,265	12,406,265	82,086
Total		$11,388,087	$164,668,994	$163,408,230	$11	$—		$12,648,862	$146,911
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$ 209,644,700	$ 135,941,485
1.13%, 8/15/2040	191,092,600	122,926,287
1.25%, 5/15/2050	231,891,000	130,438,687
1.38%, 11/15/2040	155,461,200	104,061,841
1.38%, 8/15/2050	230,008,600	133,728,438
1.63%, 11/15/2050	224,029,000	139,213,021
1.75%, 8/15/2041	244,082,900	171,582,651
1.88%, 2/15/2041	226,027,700	164,187,934
1.88%, 2/15/2051	176,543,800	116,960,268
1.88%, 11/15/2051	199,633,700	131,820,628
2.00%, 11/15/2041	232,456,700	170,201,890
2.00%, 2/15/2050	161,853,100	110,970,532
2.00%, 8/15/2051	211,649,100	144,318,230
2.25%, 5/15/2041	196,795,900	151,594,342
2.25%, 8/15/2046	128,269,300	93,716,757
2.25%, 8/15/2049	116,872,600	84,970,032
2.25%, 2/15/2052	257,209,400	185,954,358
2.38%, 2/15/2042	191,416,600	149,065,677
2.38%, 11/15/2049	79,587,900	59,467,084
2.38%, 5/15/2051	233,611,300	173,748,404
2.50%, 2/15/2045	54,240,900	41,985,847
2.50%, 2/15/2046	71,224,600	54,809,555
2.50%, 5/15/2046	116,776,900	89,790,488
2.75%, 8/15/2042	25,596,200	21,092,869
2.75%, 11/15/2042	69,593,100	57,251,199
2.75%, 8/15/2047	86,652,100	69,700,783
2.75%, 11/15/2047	55,891,300	44,966,297
2.88%, 5/15/2043	75,746,600	63,331,259
2.88%, 8/15/2045	53,097,300	43,821,865
2.88%, 11/15/2046	25,040,300	20,630,860
2.88%, 5/15/2049	146,622,400	121,238,397
2.88%, 5/15/2052	206,092,500	170,863,563
3.00%, 5/15/2042	76,091,600	65,414,997
3.00%, 11/15/2044	68,489,100	57,969,602
3.00%, 5/15/2045	66,866,200	56,481,043
3.00%, 11/15/2045	58,637,600	49,447,989
3.00%, 2/15/2047	67,313,900	56,669,890
3.00%, 5/15/2047	46,818,500	39,429,955
3.00%, 2/15/2048	115,521,800	97,399,318
3.00%, 8/15/2048	100,373,100	84,705,486
3.00%, 2/15/2049	124,021,600	104,914,522
3.00%, 8/15/2052	281,912,200	239,845,614
3.13%, 11/15/2041	40,847,200	35,983,830
3.13%, 2/15/2042	29,989,400	26,362,557
3.13%, 2/15/2043	67,073,100	58,468,879
3.13%, 8/15/2044	64,946,000	56,198,586
3.13%, 5/15/2048	114,756,800	99,049,463
3.25%, 5/15/2042	220,914,300	197,166,013
3.38%, 8/15/2042	217,571,500	197,514,127
3.38%, 5/15/2044	47,538,200	42,858,658
3.38%, 11/15/2048	131,274,400	118,700,774
3.50%, 2/15/2039	23,472,900	22,500,975
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$ 115,551,400	$ 108,437,767
3.63%, 2/15/2044	41,089,100	38,495,351
3.63%, 2/15/2053	276,478,300	265,548,767
3.63%, 5/15/2053 (a)	160,484,600	154,315,973
3.75%, 8/15/2041	66,493,400	64,228,469
3.75%, 11/15/2043	49,880,500	47,659,259
3.88%, 8/15/2040	63,848,800	63,340,005
3.88%, 2/15/2043	174,698,500	170,385,631
3.88%, 5/15/2043 (a)	118,459,800	115,609,361
4.00%, 11/15/2042	196,752,500	195,615,025
4.00%, 11/15/2052	203,055,200	208,702,673
4.25%, 5/15/2039	28,021,600	29,317,599
4.25%, 11/15/2040	39,005,000	40,546,916
4.38%, 2/15/2038	7,681,100	8,174,371
4.38%, 11/15/2039	31,947,100	33,823,992
4.38%, 5/15/2040	24,461,700	25,845,315
4.38%, 5/15/2041	21,056,900	22,159,097
4.50%, 2/15/2036	5,231,200	5,641,536
4.50%, 5/15/2038	16,108,000	17,341,269
4.50%, 8/15/2039	23,393,500	25,166,289
4.63%, 2/15/2040	38,190,000	41,621,133
4.75%, 2/15/2037	6,643,700	7,346,479
4.75%, 2/15/2041	43,167,300	47,652,652
5.00%, 5/15/2037	13,576,600	15,373,378
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,619,673,412)		6,933,782,113
	Shares
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b) (c)	1,049,338	1,049,338
State Street Navigator Securities Lending Portfolio II (d) (e)	100,014,610	100,014,610
TOTAL SHORT-TERM INVESTMENTS (Cost $101,063,948)		101,063,948
TOTAL INVESTMENTS — 100.3% (Cost $8,720,737,360)		7,034,846,061
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(24,506,677)
NET ASSETS — 100.0%		$ 7,010,339,384
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$6,933,782,113	$—	$ 6,933,782,113
Short-Term Investments	101,063,948	—	—	101,063,948
TOTAL INVESTMENTS	$101,063,948	$6,933,782,113	$—	$7,034,846,061

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,609,311	$ 3,609,311	$ 310,141,987	$ 312,701,960	$—	$—	1,049,338	$ 1,049,338	$ 433,128
State Street Navigator Securities Lending Portfolio II	575,268,836	575,268,836	8,760,296,814	9,235,551,040	—	—	100,014,610	100,014,610	922,278
Total		$578,878,147	$9,070,438,801	$9,548,253,000	$—	$—		$101,063,948	$1,355,406
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.2%
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	$ 7,348,000	$ 7,058,048
3.65%, 11/1/2024	1,711,000	1,662,989
WPP Finance 2010 3.75%, 9/19/2024	6,973,000	6,763,810
		15,484,847
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	25,501,000	23,417,313
2.25%, 6/15/2026	2,600,000	2,362,984
2.75%, 2/1/2026 (a)	19,933,000	18,568,586
2.85%, 10/30/2024	1,324,000	1,273,397
3.10%, 5/1/2026	3,833,000	3,604,591
4.88%, 5/1/2025	29,255,000	28,835,776
General Dynamics Corp.:
1.15%, 6/1/2026	4,000,000	3,614,320
3.25%, 4/1/2025	8,178,000	7,914,914
3.50%, 5/15/2025 (a)	3,833,000	3,727,286
Hexcel Corp. 4.95%, 8/15/2025	2,000,000	1,957,020
L3Harris Technologies, Inc. 3.83%, 4/27/2025	2,184,000	2,116,798
Lockheed Martin Corp.:
3.55%, 1/15/2026	5,221,000	5,068,495
4.95%, 10/15/2025	3,908,000	3,899,910
Northrop Grumman Corp. 2.93%, 1/15/2025	7,249,000	6,968,899
Raytheon Technologies Corp.:
3.95%, 8/16/2025 (a)	8,790,000	8,611,915
5.00%, 2/27/2026	1,282,000	1,280,487
		123,222,691
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	7,807,000	7,347,714
4.40%, 2/14/2026	1,649,000	1,614,618
BAT Capital Corp.:
2.79%, 9/6/2024	3,929,000	3,782,331
3.22%, 8/15/2024	4,005,000	3,885,851
BAT International Finance PLC 1.67%, 3/25/2026	9,349,000	8,406,153
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	8,332,000	7,670,439
Philip Morris International, Inc.:
0.88%, 5/1/2026	2,339,000	2,087,230
1.50%, 5/1/2025	3,943,000	3,688,046
2.75%, 2/25/2026	5,262,000	4,946,438
3.25%, 11/10/2024	3,552,000	3,450,946
3.38%, 8/11/2025 (a)	5,029,000	4,843,581
Security Description	Principal Amount	Value
4.88%, 2/13/2026	$ 17,749,000	$ 17,621,917
5.00%, 11/17/2025 (a)	3,745,000	3,727,361
5.13%, 11/15/2024 (a)	5,733,000	5,708,749
Reynolds American, Inc. 4.45%, 6/12/2025	23,827,000	23,163,418
		101,944,792
AIRLINES — 0.1%
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	273,560	264,713
Southwest Airlines Co. 5.25%, 5/4/2025	6,280,000	6,221,345
United Airlines Pass-Through Trust Series A, Class A, 4.30%, 2/15/2027	143,388	138,063
		6,624,121
APPAREL — 0.4%
NIKE, Inc. 2.40%, 3/27/2025 (a)	3,687,000	3,525,067
PVH Corp. 4.63%, 7/10/2025	10,486,000	10,131,468
Ralph Lauren Corp. 3.75%, 9/15/2025	7,899,000	7,625,695
Tapestry, Inc. 4.25%, 4/1/2025	1,806,000	1,756,696
VF Corp. 2.40%, 4/23/2025	10,038,000	9,412,633
		32,451,559
AUTO MANUFACTURERS — 3.4%
American Honda Finance Corp.:
Series MTN, 0.55%, 7/12/2024	3,835,000	3,642,291
Series MTN, 0.75%, 8/9/2024	5,466,000	5,188,546
Series MTN, 1.00%, 9/10/2025	5,189,000	4,734,288
Series MTN, 1.20%, 7/8/2025	6,389,000	5,883,502
1.50%, 1/13/2025 (a)	5,397,000	5,100,489
Series MTN, 2.15%, 9/10/2024	3,839,000	3,689,356
Series A, 4.60%, 4/17/2025 (a)	13,117,000	12,955,923
4.75%, 1/12/2026 (a)	3,692,000	3,674,980
Cummins, Inc. 0.75%, 9/1/2025	566,000	515,513
General Motors Co.:
4.00%, 4/1/2025	1,319,000	1,281,923
6.13%, 10/1/2025	18,267,000	18,386,101
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	308,500	290,169

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.25%, 1/8/2026	$ 3,783,000	$ 3,379,467
1.50%, 6/10/2026	4,450,000	3,935,179
2.75%, 6/20/2025	9,829,000	9,259,901
2.90%, 2/26/2025	9,277,000	8,813,336
3.50%, 11/7/2024	1,364,500	1,319,840
3.80%, 4/7/2025	13,113,000	12,648,669
4.00%, 1/15/2025	12,555,000	12,165,167
4.30%, 7/13/2025 (a)	6,868,000	6,662,647
4.35%, 4/9/2025	10,028,000	9,767,974
5.25%, 3/1/2026 (a)	5,472,000	5,386,856
5.40%, 4/6/2026	3,723,000	3,680,744
6.05%, 10/10/2025	6,588,000	6,606,446
Honda Motor Co. Ltd. 2.27%, 3/10/2025 (a)	3,066,000	2,920,886
PACCAR Financial Corp.:
Series DM#N, 0.50%, 8/9/2024 (a)	3,885,000	3,678,046
Series MTN, 0.90%, 11/8/2024	988,000	928,503
Series MTN, 1.80%, 2/6/2025 (a)	1,673,000	1,582,039
Series MTN, 2.15%, 8/15/2024	5,000	4,815
2.85%, 4/7/2025	3,526,000	3,375,264
3.55%, 8/11/2025 (a)	3,365,000	3,262,704
4.45%, 3/30/2026	3,803,000	3,774,287
4.95%, 10/3/2025	3,267,000	3,247,039
Toyota Motor Corp.:
1.34%, 3/25/2026	5,871,000	5,325,467
2.36%, 7/2/2024	3,438,000	3,330,081
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	4,156,000	3,926,880
Series MTN, 0.80%, 10/16/2025	7,217,300	6,536,059
Series MTN, 0.80%, 1/9/2026	5,224,000	4,698,518
Series MTN, 1.13%, 6/18/2026	4,815,000	4,304,128
1.45%, 1/13/2025 (a)	6,507,000	6,139,550
Series MTN, 1.80%, 2/13/2025	8,929,000	8,451,834
Series MTN, 2.00%, 10/7/2024 (a)	894,000	856,962
Series MTN, 3.00%, 4/1/2025	8,150,000	7,852,769
Series MTN, 3.40%, 4/14/2025	3,680,000	3,563,822
3.65%, 8/18/2025	8,053,000	7,798,606
3.95%, 6/30/2025	9,177,000	8,975,840
4.40%, 9/20/2024	4,059,000	4,009,358
4.45%, 5/18/2026	15,158,000	14,931,994
4.80%, 1/10/2025	4,080,000	4,051,603
5.40%, 11/10/2025	4,610,000	4,642,316
		271,138,677
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	$ 4,899,000	$ 4,651,699
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	3,767,000	3,609,991
Magna International, Inc. 4.15%, 10/1/2025	5,680,000	5,508,634
		13,770,324
BANKS — 34.5%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	3,382,000	3,257,306
5.09%, 12/8/2025 (a)	5,793,000	5,768,554
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	4,991,000	4,494,745
1 year CMT + 2.30%, 5.86%, 9/14/2026 (b)	11,991,000	11,820,128
Banco Santander SA:
1.85%, 3/25/2026	6,941,000	6,210,946
2.75%, 5/28/2025	11,729,000	11,017,167
3.50%, 3/24/2025	8,269,000	7,931,294
5.15%, 8/18/2025	16,994,000	16,716,318
5.18%, 11/19/2025	2,136,000	2,074,782
Bank of America Corp.:
Series MTN, SOFR + 0.73%, 0.81%, 10/24/2024 (a) (b)	5,011,000	4,927,166
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	13,441,000	12,628,626
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	21,922,000	19,732,869
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	23,275,000	21,324,788
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	10,099,000	9,453,270
Series N, SOFR + 0.91%, 1.66%, 3/11/2027	5,737,000	5,164,161
Series MTN, 3 Month SOFR + 0.90%, 2.02%, 2/13/2026 (b)	11,821,000	11,071,549
Series MTN, 3 Month SOFR + 1.13%, 2.46%, 10/22/2025 (b)	16,483,000	15,737,804
Series MTN, 3 Month SOFR + 1.35%, 3.09%, 10/1/2025 (a) (b)	15,433,000	14,853,337
3 Month SOFR + 1.07%, 3.37%, 1/23/2026 (b)	12,251,000	11,763,288
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	16,460,000	15,789,913

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 3 Month SOFR + 1.23%, 3.46%, 3/15/2025 (b)	$ 12,654,000	$ 12,403,198
Series GMTN, 3.50%, 4/19/2026 (a)	9,882,000	9,488,202
Series MTN, 3 Month SOFR + 1.32%, 3.56%, 4/23/2027	11,516,000	10,924,078
Series MTN, 3.88%, 8/1/2025 (a)	7,814,000	7,603,022
Series L, 3.95%, 4/21/2025	11,987,000	11,612,886
Series MTN, 4.00%, 1/22/2025	14,977,000	14,571,722
Series MTN, 4.20%, 8/26/2024	9,168,000	8,997,384
Series MTN, 4.45%, 3/3/2026 (a)	12,244,000	11,912,188
SOFR + 1.75%, 4.83%, 7/22/2026 (a) (b)	15,256,000	14,987,952
SOFR + 1.29%, 5.08%, 1/20/2027	13,426,000	13,269,453
Bank of Montreal:
Series MTN, 0.63%, 7/9/2024	11,748,000	11,154,726
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027	3,206,000	2,859,015
Series MTN, 1.50%, 1/10/2025	8,059,000	7,572,801
Series MTN, 1.85%, 5/1/2025	6,277,000	5,866,735
3.70%, 6/7/2025 (a)	5,867,000	5,669,106
Series H, 4.25%, 9/14/2024	6,063,000	5,947,075
5.20%, 12/12/2024 (a)	3,356,000	3,328,514
5.30%, 6/5/2026	11,220,000	11,193,296
Bank of New York Mellon:
5.15%, 5/22/2026 (a)	3,664,000	3,657,038
SOFR + 0.80%, 5.22%, 11/21/2025	9,006,000	8,954,125
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	3,906,000	3,485,207
Series J, 0.85%, 10/25/2024	3,834,000	3,600,509
Series MTN, 1.60%, 4/24/2025	6,111,000	5,728,696
Series MTN, 2.10%, 10/24/2024	9,052,400	8,658,440
Series MTN, 2.80%, 5/4/2026	1,929,000	1,810,116
Series G, 3.00%, 2/24/2025	4,028,000	3,872,559
Series MTN, 3.25%, 9/11/2024	175,000	169,955
3.35%, 4/25/2025 (a)	4,011,000	3,852,525
Security Description	Principal Amount	Value
Series MTN, 3.95%, 11/18/2025	$ 1,639,000	$ 1,579,914
SOFR + 1.35%, 4.41%, 7/24/2026 (a) (b)	9,434,000	9,233,056
SOFR + 1.03%, 4.95%, 4/26/2027	3,593,000	3,547,153
Bank of Nova Scotia:
0.65%, 7/31/2024	3,663,000	3,468,751
1.05%, 3/2/2026	4,450,000	3,961,968
1.30%, 6/11/2025 (a)	7,171,000	6,596,459
1.35%, 6/24/2026 (a)	6,615,000	5,895,486
1.45%, 1/10/2025 (a)	8,711,000	8,167,608
2.20%, 2/3/2025 (a)	4,344,000	4,108,686
3.45%, 4/11/2025 (a)	9,674,000	9,321,770
4.50%, 12/16/2025	12,192,000	11,761,135
4.75%, 2/2/2026	7,893,000	7,772,395
5.25%, 12/6/2024 (a)	4,031,000	3,998,954
5.45%, 6/12/2025 (a)	3,398,000	3,380,568
BankUnited, Inc. 4.88%, 11/17/2025	6,768,000	6,260,671
Barclays PLC:
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	3,670,000	3,580,966
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	8,703,000	8,158,540
3.65%, 3/16/2025	7,750,000	7,429,615
4.38%, 9/11/2024	9,026,000	8,760,636
4.38%, 1/12/2026	9,429,000	9,054,103
5.20%, 5/12/2026	10,180,000	9,822,682
1 year CMT + 2.30%, 5.30%, 8/9/2026	650,000	636,558
SOFR + 2.21%, 5.83%, 5/9/2027	9,467,000	9,342,036
1 year CMT + 3.05%, 7.33%, 11/2/2026 (b)	9,624,000	9,850,068
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	3,813,000	3,713,748
Cadence Bank 3 Month USD LIBOR + 2.47%, 4.13%, 11/20/2029	5,000	4,590
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	3,498,000	3,175,834
1.00%, 10/18/2024 (a)	3,541,200	3,335,279
1.25%, 6/22/2026 (a)	7,176,000	6,372,862
2.25%, 1/28/2025	5,021,000	4,761,565
3.30%, 4/7/2025 (a)	6,075,000	5,840,201
3.95%, 8/4/2025	9,147,000	8,847,161
5.14%, 4/28/2025	6,912,000	6,856,497
Capital One NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	4,627,000	4,310,513
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027	8,793,000	7,841,070

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	$ 3,984,000	$ 3,732,530
SOFR + 0.77%, 1.46%, 6/9/2027	18,600,000	16,514,940
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	18,617,000	17,507,799
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	23,769,000	22,694,879
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	19,172,000	18,345,495
3.30%, 4/27/2025	2,864,000	2,757,259
3.40%, 5/1/2026	12,429,000	11,822,341
3.70%, 1/12/2026	10,868,000	10,422,955
3.88%, 3/26/2025	3,816,000	3,687,057
4.00%, 8/5/2024	25,000	24,545
4.40%, 6/10/2025	29,143,000	28,323,207
4.60%, 3/9/2026	5,035,000	4,872,521
5.50%, 9/13/2025	8,322,000	8,274,981
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	10,502,000	10,498,114
Citizens Bank NA:
Series BKNT, 2.25%, 4/28/2025	4,291,000	3,884,857
Series BKNT, 3.75%, 2/18/2026	5,062,000	4,625,301
SOFR + 1.45%, 6.06%, 10/24/2025	4,038,000	3,833,960
Citizens Financial Group, Inc. 4.30%, 12/3/2025	4,652,000	4,312,451
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024 (a)	3,824,000	3,588,786
Series BKNT, 4.00%, 7/27/2025 (a)	1,070,000	981,757
Commonwealth Bank of Australia:
5.08%, 1/10/2025 (a)	5,262,000	5,236,900
5.32%, 3/13/2026	7,078,000	7,096,474
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	3,977,000	3,740,289
Series MTN, 3.38%, 5/21/2025 (a)	3,587,000	3,455,895
3.88%, 8/22/2024	3,896,000	3,823,028
4.38%, 8/4/2025	15,099,000	14,577,179
5.00%, 1/13/2025	3,672,000	3,646,920
Credit Suisse AG:
2.95%, 4/9/2025	5,880,000	5,530,846
Series MTN, 3.63%, 9/9/2024	33,002,000	31,841,650
4.75%, 8/9/2024	5,922,000	5,790,768
7.95%, 1/9/2025	7,193,000	7,333,048
Deutsche Bank AG:
1.69%, 3/19/2026 (a)	4,612,000	4,159,747
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	12,930,000	11,479,771
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	11,908,000	11,764,985
Security Description	Principal Amount	Value
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	$ 11,693,000	$ 11,146,703
4.10%, 1/13/2026	1,330,000	1,240,119
4.16%, 5/13/2025	4,610,000	4,451,139
4.50%, 4/1/2025 (a)	250,000	237,990
SOFR + 3.19%, 6.12%, 7/14/2026 (a) (b)	6,348,000	6,299,311
Discover Bank 2.45%, 9/12/2024	7,332,000	6,945,237
Fifth Third Bancorp 2.38%, 1/28/2025	3,804,000	3,569,826
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	5,587,000	5,153,561
Series BKNT, 3.95%, 7/28/2025	3,681,000	3,511,895
SOFR + 1.23%, 5.85%, 10/27/2025	10,671,000	10,415,643
First Horizon Corp. 4.00%, 5/26/2025	625,000	583,769
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	2,997,000	2,821,196
FNB Corp. 5.15%, 8/25/2025 (a)	3,621,000	3,477,826
Goldman Sachs Group, Inc.:
SOFR + 0.61%, 0.86%, 2/12/2026 (a) (b)	4,463,000	4,114,707
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	14,509,000	14,258,575
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	21,089,000	18,835,640
SOFR + 0.80%, 1.43%, 3/9/2027	6,112,000	5,464,984
3 Month SOFR + 1.46%, 3.27%, 9/29/2025 (b)	13,955,000	13,487,089
3.50%, 1/23/2025	17,145,000	16,554,869
3.50%, 4/1/2025	19,241,000	18,469,821
3.75%, 5/22/2025	11,019,000	10,649,423
3.75%, 2/25/2026	13,246,000	12,714,968
Series MTN, 3.85%, 7/8/2024	5,005,000	4,910,055
4.00%, 3/3/2024	7,603,000	7,506,442
4.25%, 10/21/2025	2,635,000	2,540,245
5.70%, 11/1/2024	9,318,000	9,306,725
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027	9,416,000	8,311,315
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	12,735,000	11,759,117
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	15,496,000	14,350,226
3 Month SOFR + 1.40%, 2.63%, 11/7/2025 (b)	21,671,000	20,601,536

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	$ 8,796,000	$ 8,351,186
3.90%, 5/25/2026	9,416,000	8,979,568
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	16,961,000	16,470,149
4.25%, 8/18/2025	13,044,000	12,531,501
3 Month SOFR + 1.61%, 4.29%, 9/12/2026 (b)	19,932,000	19,166,611
4.30%, 3/8/2026	13,680,000	13,229,928
SOFR + 3.03%, 7.34%, 11/3/2026 (a) (b)	6,062,000	6,240,465
HSBC USA, Inc. 5.63%, 3/17/2025	1,303,000	1,299,221
Huntington Bancshares, Inc.:
2.63%, 8/6/2024 (a)	3,327,000	3,183,274
4.00%, 5/15/2025 (a)	3,105,000	2,976,018
Huntington National Bank SOFR + 1.22%, 5.70%, 11/18/2025 (a) (b)	7,024,000	6,822,622
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027	6,887,000	6,133,356
3.55%, 4/9/2024	600	589
SOFR + 1.64%, 3.87%, 3/28/2026 (b)	10,542,000	10,122,850
JPMorgan Chase & Co.:
SOFR + 0.49%, 0.77%, 8/9/2025 (a) (b)	4,900,000	4,613,889
3 Month SOFR + 0.70%, 1.04%, 2/4/2027	2,756,000	2,456,202
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (b)	11,159,000	9,998,576
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	21,821,000	20,435,366
SOFR + 0.89%, 1.58%, 4/22/2027	16,074,000	14,438,792
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	19,318,000	18,145,784
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	22,874,000	21,420,586
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	12,438,000	11,856,897
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	6,115,000	5,802,218
3.13%, 1/23/2025	11,562,000	11,184,501
3.20%, 6/15/2026	4,350,000	4,143,201
3 Month SOFR + 1.42%, 3.22%, 3/1/2025 (b)	9,954,000	9,764,376
3.30%, 4/1/2026	13,144,000	12,526,626
3.88%, 9/10/2024	16,126,000	15,745,426
3.90%, 7/15/2025	11,880,000	11,583,950
3 Month SOFR + 1.51%, 3.96%, 1/29/2027	9,295,000	8,947,088
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	16,753,000	16,285,759
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	27,353,000	27,248,512
Security Description	Principal Amount	Value
7.75%, 7/15/2025	$ 3,456,000	$ 3,607,753
KeyBank NA:
Series BKNT, 3.30%, 6/1/2025 (a)	1,353,000	1,240,552
Series BKNT, 3.40%, 5/20/2026 (a)	5,408,000	4,640,334
4.15%, 8/8/2025 (a)	10,220,000	9,422,840
4.70%, 1/26/2026 (a)	3,489,000	3,257,819
KeyCorp Series MTN, 4.15%, 10/29/2025	1,922,000	1,781,982
Lloyds Banking Group PLC:
1 year CMT + 0.85%, 1.63%, 5/11/2027	1,979,000	1,751,910
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	8,696,000	8,190,241
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	9,223,000	8,776,607
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	18,462,000	17,982,357
3.90%, 3/12/2024	400	394
4.45%, 5/8/2025	7,502,000	7,275,064
4.58%, 12/10/2025 (a)	11,804,000	11,278,722
4.65%, 3/24/2026	6,783,000	6,475,866
1 year CMT + 1.75%, 4.72%, 8/11/2026 (a) (b)	5,383,000	5,234,375
M&T Bank Corp. 4.00%, 7/15/2024 (a)	3,656,000	3,549,135
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025 (a)	3,833,000	3,618,774
4.65%, 1/27/2026 (a)	11,154,000	10,648,501
5.40%, 11/21/2025	4,392,000	4,267,223
Mitsubishi UFJ Financial Group, Inc.:
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	4,100,000	3,874,090
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	15,206,000	14,190,695
1.41%, 7/17/2025	13,176,000	12,075,804
2.19%, 2/25/2025	15,965,000	15,054,356
2.80%, 7/18/2024	3,725,000	3,608,184
3.78%, 3/2/2025 (a)	4,809,000	4,658,815
1 year CMT + 1.13%, 3.84%, 4/17/2026 (a)	25,000	24,053
3.85%, 3/1/2026	10,325,000	9,897,751
1 year CMT + 1.55%, 5.06%, 9/12/2025 (b)	10,950,000	10,814,110
1 year CMT + 1.50%, 5.54%, 4/17/2026 (a)	3,137,000	3,120,092
1 year CMT + 1.08%, 5.72%, 2/20/2026	22,434,000	22,321,830
Mizuho Financial Group, Inc.:
1 year CMT + 0.67%, 1.23%, 5/22/2027	5,433,000	4,769,685

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month SOFR + 1.09%, 2.23%, 5/25/2026 (b)	$ 3,102,000	$ 2,877,849
SOFR + 1.36%, 2.56%, 9/13/2025 (a) (b)	6,934,000	6,619,335
1 year CMT + 0.90%, 2.65%, 5/22/2026 (b)	1,945,000	1,817,875
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	6,241,000	6,009,521
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	8,238,000	7,672,461
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	20,331,000	18,138,708
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	21,157,000	19,779,891
SOFR + 0.88%, 1.59%, 5/4/2027	14,195,000	12,707,648
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	15,664,000	14,702,074
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	15,163,000	14,394,084
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	5,081,000	4,899,659
Series GMTN, 3.70%, 10/23/2024	14,803,300	14,451,870
Series GMTN, 3.88%, 1/27/2026	17,577,000	16,962,684
Series GMTN, 4.00%, 7/23/2025	16,774,000	16,288,225
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	11,558,000	11,340,594
5.00%, 11/24/2025	10,339,000	10,165,718
SOFR + 1.30%, 5.05%, 1/28/2027	7,052,000	6,992,622
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (a)	8,243,000	8,333,178
Morgan Stanley Bank NA 4.75%, 4/21/2026	14,860,000	14,633,236
National Australia Bank Ltd.:
3.38%, 1/14/2026	387,000	370,177
4.97%, 1/12/2026	6,184,000	6,149,741
5.13%, 11/22/2024	8,388,000	8,350,170
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	3,748,000	3,530,541
5.25%, 1/17/2025	4,407,000	4,366,279
NatWest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027	11,900,000	10,477,712
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (b)	168,000	157,621
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	15,227,000	14,954,132
Security Description	Principal Amount	Value
4.80%, 4/5/2026	$ 13,838,000	$ 13,437,805
1 year CMT + 1.35%, 5.85%, 3/2/2027	3,241,000	3,205,965
1 year CMT + 2.85%, 7.47%, 11/10/2026 (b)	4,871,000	4,985,128
Northern Trust Corp. 3.95%, 10/30/2025	9,314,000	8,978,975
PNC Bank NA:
2.50%, 8/27/2024	4,666,000	4,471,474
Series BKNT, 2.95%, 2/23/2025	3,831,000	3,645,771
Series BKNT, 3.25%, 6/1/2025	2,985,000	2,848,556
Series BKNT, 3.30%, 10/30/2024	3,797,000	3,664,029
Series BKNT, 3.88%, 4/10/2025	9,726,000	9,305,448
Series BKNT, 4.20%, 11/1/2025	7,416,000	7,050,020
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	3,319,000	3,161,879
SOFR + 1.09%, 4.76%, 1/26/2027 (a)	3,546,000	3,467,988
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	3,833,000	3,801,684
SOFR + 1.32%, 5.81%, 6/12/2026	7,373,000	7,334,292
Regions Financial Corp. 2.25%, 5/18/2025	2,402,000	2,225,933
Royal Bank of Canada:
0.65%, 7/29/2024 (a)	3,825,000	3,621,319
Series GMTN, 0.75%, 10/7/2024	7,722,000	7,249,877
Series GMTN, 0.88%, 1/20/2026	4,710,000	4,213,990
Series MTN, 1.15%, 6/10/2025	7,452,000	6,874,917
1.20%, 4/27/2026	10,572,000	9,429,273
Series GMTN, 1.60%, 1/21/2025 (a)	3,660,000	3,441,718
Series GMTN, 2.25%, 11/1/2024	373,000	356,073
Series GMTN, 2.55%, 7/16/2024	4,751,000	4,601,581
3.38%, 4/14/2025	5,731,000	5,520,558
3.97%, 7/26/2024	9,368,000	9,193,755
Series GMTN, 4.65%, 1/27/2026	13,360,000	13,008,766
4.88%, 1/12/2026 (a)	16,612,000	16,421,959
4.95%, 4/25/2025 (a)	14,337,000	14,164,383
5.66%, 10/25/2024	4,355,000	4,354,085
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	11,219,000	10,585,687
4.50%, 7/17/2025 (a)	7,183,000	6,976,920

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 2.33%, 5.81%, 9/9/2026 (b)	$ 2,388,000	$ 2,350,962
Santander U.K. Group Holdings PLC:
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	17,958,000	17,192,810
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	7,153,000	6,369,031
SOFR + 0.99%, 1.67%, 6/14/2027	7,400,000	6,406,624
Sumitomo Mitsui Banking Corp.:
Series GMTN, 3.40%, 7/11/2024	3,833,000	3,739,053
Series GMTN, 3.65%, 7/23/2025	194,000	185,344
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	7,032,000	6,274,232
1.47%, 7/8/2025	14,323,000	13,163,553
2.35%, 1/15/2025	7,945,000	7,532,972
2.45%, 9/27/2024	4,401,000	4,218,006
2.70%, 7/16/2024	13,185,000	12,758,333
3.78%, 3/9/2026	6,927,000	6,616,393
5.46%, 1/13/2026	11,724,000	11,695,042
Synchrony Bank 5.40%, 8/22/2025	8,730,000	8,346,578
Synovus Financial Corp. 5.20%, 8/11/2025 (a)	6,714,000	6,407,439
Toronto-Dominion Bank:
Series MTN, 0.70%, 9/10/2024	4,873,000	4,592,120
Series MTN, 0.75%, 9/11/2025 (a)	9,825,000	8,892,902
Series MTN, 0.75%, 1/6/2026	6,062,000	5,412,942
Series MTN, 1.15%, 6/12/2025 (a)	5,426,000	4,999,137
Series MTN, 1.20%, 6/3/2026	12,530,000	11,141,927
1.25%, 12/13/2024 (a)	3,131,000	2,944,549
Series FXD, 1.45%, 1/10/2025 (a)	4,745,000	4,466,468
3.77%, 6/6/2025	11,358,000	11,018,509
4.29%, 9/13/2024	7,372,000	7,242,621
5.10%, 1/9/2026 (a)	6,727,000	6,702,850
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	9,627,000	8,889,187
Series BKNT, 2.15%, 12/6/2024	10,728,000	10,121,975
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	250,000	230,620
Series BKNT, 3.30%, 5/15/2026	3,650,000	3,345,918
Security Description	Principal Amount	Value
Series BKNT, 3.63%, 9/16/2025 (a)	$ 12,476,000	$ 11,651,212
Series BKNT, 4.05%, 11/3/2025 (a)	5,807,000	5,560,899
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (a)	4,487,000	4,067,421
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027	3,281,000	2,895,876
Series MTN, 2.50%, 8/1/2024 (a)	7,658,000	7,385,605
Series MTN, 2.85%, 10/26/2024	3,346,000	3,210,922
Series MTN, 3.70%, 6/5/2025	6,360,000	6,098,413
4.00%, 5/1/2025	3,498,000	3,384,560
SOFR + 1.46%, 4.26%, 7/28/2026 (b)	12,318,000	11,834,149
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (b)	4,980,000	4,933,686
SOFR + 2.05%, 6.05%, 6/8/2027	2,689,000	2,690,425
U.S. Bancorp:
1.45%, 5/12/2025 (a)	6,073,000	5,673,518
2.40%, 7/30/2024 (a)	4,931,000	4,757,182
Series W, 3.10%, 4/27/2026 (a)	5,561,000	5,190,693
Series W, 3.60%, 9/11/2024 (a)	3,889,000	3,776,919
Series MTN, 3.95%, 11/17/2025 (a)	4,079,000	3,923,835
SOFR + 1.43%, 5.73%, 10/21/2026 (a)	13,820,000	13,867,403
U.S. Bank NA:
Series BKNT, 2.05%, 1/21/2025 (a)	7,202,000	6,792,206
Series BKNT, 2.80%, 1/27/2025 (a)	6,444,000	6,150,476
UBS Group AG:
3.75%, 3/26/2025	16,411,000	15,712,055
4.55%, 4/17/2026 (a)	1,901,000	1,826,747
Wells Fargo & Co.:
Series MTN, 3 Month SOFR + 1.01%, 2.16%, 2/11/2026 (b)	23,821,000	22,440,811
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	18,960,000	17,770,450
Series MTN, 3 Month SOFR + 1.09%, 2.41%, 10/30/2025 (b)	23,944,000	22,813,604
3.00%, 4/22/2026	18,304,000	17,228,640
Series MTN, 3.00%, 2/19/2025	13,122,000	12,603,156
Series MTN, 3 Month SOFR + 1.43%, 3.20%, 6/17/2027	15,300,000	14,373,432

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 3.30%, 9/9/2024	$ 10,238,000	$ 9,973,552
Series MTN, 3.55%, 9/29/2025	12,334,000	11,832,746
SOFR + 1.32%, 3.91%, 4/25/2026 (b)	21,863,000	21,134,306
Series MTN, 4.10%, 6/3/2026	11,650,000	11,181,437
SOFR + 1.56%, 4.54%, 8/15/2026 (b)	6,775,000	6,623,240
Westpac Banking Corp.:
1.02%, 11/18/2024	9,244,000	8,702,579
1.15%, 6/3/2026 (a)	17,905,000	15,946,730
2.35%, 2/19/2025 (a)	7,641,000	7,277,441
2.85%, 5/13/2026	5,635,000	5,305,691
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	2,679,000	2,504,249
3.74%, 8/26/2025 (a)	6,579,000	6,349,656
5.35%, 10/18/2024	7,709,000	7,698,284
		2,764,171,536
BEVERAGES — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	23,658,000	22,916,085
Brown-Forman Corp. 3.50%, 4/15/2025	2,138,000	2,071,829
Coca-Cola Co. 1.75%, 9/6/2024	2,499,000	2,414,234
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	293,000	282,868
Constellation Brands, Inc.:
4.40%, 11/15/2025	600,000	587,772
4.75%, 11/15/2024	3,358,000	3,313,876
4.75%, 12/1/2025	6,913,000	6,797,484
5.00%, 2/2/2026	3,740,000	3,726,947
Diageo Capital PLC:
1.38%, 9/29/2025	4,498,000	4,139,779
2.13%, 10/24/2024	3,495,000	3,342,723
5.20%, 10/24/2025	3,528,000	3,533,857
Keurig Dr Pepper, Inc.:
3.40%, 11/15/2025	3,520,000	3,371,526
4.42%, 5/25/2025	3,529,000	3,463,784
PepsiCo, Inc.:
2.25%, 3/19/2025	8,350,800	7,967,331
2.75%, 4/30/2025	3,751,000	3,589,257
2.85%, 2/24/2026	5,100,000	4,868,307
3.50%, 7/17/2025 (a)	3,755,000	3,653,352
4.55%, 2/13/2026	3,652,000	3,639,182
		83,680,193
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.90%, 2/21/2025 (a)	4,471,000	4,215,795
3.13%, 5/1/2025	6,813,000	6,528,762
5.25%, 3/2/2025	7,991,000	7,951,604
Security Description	Principal Amount	Value
5.51%, 3/2/2026	$ 8,014,000	$ 7,994,526
Baxalta, Inc. 4.00%, 6/23/2025	4,752,000	4,610,818
Biogen, Inc. 4.05%, 9/15/2025	14,587,000	14,124,009
Gilead Sciences, Inc.:
3.50%, 2/1/2025	10,755,000	10,428,371
3.65%, 3/1/2026	10,391,000	10,002,481
Illumina, Inc. 5.80%, 12/12/2025	5,265,000	5,277,899
Royalty Pharma PLC 1.20%, 9/2/2025	11,433,000	10,324,799
		81,459,064
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	3,671,000	3,388,700
3.35%, 7/31/2024	611,000	595,444
Celanese U.S. Holdings LLC 6.05%, 3/15/2025	29,895,000	29,779,306
DuPont de Nemours, Inc. 4.49%, 11/15/2025 (a)	8,740,000	8,561,879
Eastman Chemical Co. 3.80%, 3/15/2025	3,850,000	3,748,437
EIDP, Inc.:
1.70%, 7/15/2025	3,772,000	3,507,658
4.50%, 5/15/2026	5,774,000	5,668,105
FMC Corp. 5.15%, 5/18/2026	4,697,000	4,626,592
Linde, Inc.:
2.65%, 2/5/2025 (a)	2,475,000	2,372,981
4.70%, 12/5/2025	3,831,000	3,802,344
4.80%, 12/5/2024	3,674,000	3,653,903
LYB International Finance III LLC 1.25%, 10/1/2025	6,128,000	5,544,124
Nutrien Ltd.:
3.00%, 4/1/2025	3,757,000	3,572,907
5.90%, 11/7/2024	3,689,000	3,691,029
5.95%, 11/7/2025	4,858,000	4,888,363
PPG Industries, Inc.:
1.20%, 3/15/2026	2,437,000	2,184,234
2.40%, 8/15/2024	2,199,000	2,113,481
Sherwin-Williams Co.:
3.45%, 8/1/2025	2,265,000	2,175,080
3.95%, 1/15/2026	24,000	23,257
4.05%, 8/8/2024	3,164,000	3,112,901
4.25%, 8/8/2025	3,876,000	3,794,875
Westlake Corp. 0.88%, 8/15/2024	3,881,000	3,665,372
		104,470,972
COMMERCIAL SERVICES — 0.8%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	3,865,000	3,734,672

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Cintas Corp. No. 2 3.45%, 5/1/2025	$ 3,640,000	$ 3,525,413
Equifax, Inc.:
2.60%, 12/1/2024	3,529,000	3,363,596
2.60%, 12/15/2025	4,473,000	4,162,663
Global Payments, Inc.:
1.20%, 3/1/2026 (a)	4,674,000	4,154,158
2.65%, 2/15/2025 (a)	16,389,000	15,551,194
4.80%, 4/1/2026 (a)	3,791,000	3,706,537
Moody's Corp. 3.75%, 3/24/2025 (a)	10,000	9,727
PayPal Holdings, Inc.:
1.65%, 6/1/2025 (a)	4,923,400	4,608,204
2.40%, 10/1/2024	9,204,000	8,851,211
Quanta Services, Inc. 0.95%, 10/1/2024	3,898,000	3,663,535
Verisk Analytics, Inc. 4.00%, 6/15/2025	3,610,000	3,504,732
Yale University Series 2020, 0.87%, 4/15/2025	3,555,000	3,293,565
		62,129,207
COMPUTERS — 2.9%
Apple, Inc.:
0.55%, 8/20/2025 (a)	8,243,200	7,527,690
0.70%, 2/8/2026	15,707,000	14,162,217
1.13%, 5/11/2025	19,958,000	18,595,867
2.50%, 2/9/2025	6,445,000	6,187,716
2.75%, 1/13/2025 (a)	6,245,000	6,023,677
3.00%, 2/9/2024 (a)	3,740,000	3,684,648
3.20%, 5/13/2025	17,613,000	17,045,861
3.25%, 2/23/2026	15,626,000	15,051,901
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	700,000	688,275
5.85%, 7/15/2025	17,100,599	17,161,990
6.02%, 6/15/2026	15,192,000	15,410,005
Fortinet, Inc. 1.00%, 3/15/2026	1,288,000	1,148,844
Genpact Luxembourg Sarl 3.38%, 12/1/2024	4,454,000	4,284,748
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	1,894,000	1,725,832
4.90%, 10/15/2025	25,609,000	25,260,718
5.90%, 10/1/2024	4,758,000	4,752,338
6.10%, 4/1/2026	3,784,000	3,792,628
HP, Inc.:
1.45%, 6/17/2026	7,335,000	6,583,676
2.20%, 6/17/2025	9,028,000	8,490,292
International Business Machines Corp.:
3.30%, 5/15/2026	14,386,000	13,711,728
3.45%, 2/19/2026	12,609,000	12,081,313
4.00%, 7/27/2025	8,207,000	8,021,686
Security Description	Principal Amount	Value
4.50%, 2/6/2026	$ 5,830,000	$ 5,749,021
7.00%, 10/30/2025	3,906,000	4,065,677
Leidos, Inc. 3.63%, 5/15/2025	2,447,000	2,346,453
NetApp, Inc.:
1.88%, 6/22/2025	5,826,000	5,414,976
3.30%, 9/29/2024	2,767,000	2,678,179
Western Digital Corp. 4.75%, 2/15/2026	3,006,000	2,864,478
		234,512,434
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp. 2.24%, 2/15/2025	6,927,000	6,556,752
Fortune Brands Innovations, Inc. 4.00%, 6/15/2025	4,622,000	4,472,848
Johnson Controls International PLC:
3.63%, 7/2/2024 (c)	1,136,000	1,112,962
3.90%, 2/14/2026	5,710,000	5,487,367
Lennox International, Inc. 1.35%, 8/1/2025	3,587,000	3,272,097
Owens Corning 4.20%, 12/1/2024	3,158,000	3,092,787
Vulcan Materials Co. 4.50%, 4/1/2025	3,239,000	3,176,779
		27,171,592
DISTRIBUTION & WHOLESALE — 0.0% (d)
WW Grainger, Inc. 1.85%, 2/15/2025	3,512,000	3,334,117
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	2,500,000	2,348,475
1.75%, 1/30/2026	5,161,000	4,635,042
Series 3NC1, 1.75%, 10/29/2024	11,330,000	10,643,742
2.88%, 8/14/2024	7,857,000	7,549,477
3.50%, 1/15/2025	7,448,000	7,165,050
4.45%, 10/1/2025	4,414,000	4,248,254
4.45%, 4/3/2026	1,273,000	1,217,039
6.50%, 7/15/2025 (a)	15,925,000	16,017,524
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	2,147,000	2,030,998
Air Lease Corp.:
Series MTN, 2.30%, 2/1/2025	8,628,000	8,124,384
Series MTN, 2.88%, 1/15/2026	10,362,000	9,594,487
3.25%, 3/1/2025	35,000	33,407
3.38%, 7/1/2025	9,356,000	8,847,688
Series GMTN, 3.75%, 6/1/2026	4,000,000	3,783,520

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Aircastle Ltd. 4.25%, 6/15/2026	$ 750,000	$ 706,657
Ally Financial, Inc.:
4.63%, 3/30/2025	6,922,000	6,664,432
5.80%, 5/1/2025 (a)	7,784,000	7,656,654
American Express Co.:
2.25%, 3/4/2025	8,456,000	8,017,049
2.50%, 7/30/2024	6,700,000	6,478,096
3.00%, 10/30/2024	7,050,000	6,819,465
3.13%, 5/20/2026	3,533,000	3,345,857
3.63%, 12/5/2024	6,178,000	6,002,359
3.95%, 8/1/2025 (a)	17,207,000	16,698,533
4.20%, 11/6/2025	3,544,000	3,453,274
4.90%, 2/13/2026	7,567,000	7,493,524
SOFR + 1.00%, 4.99%, 5/1/2026 (a)	8,270,000	8,176,384
Ameriprise Financial, Inc.:
3.00%, 4/2/2025	3,732,000	3,555,775
3.70%, 10/15/2024	3,843,000	3,747,732
BGC Partners, Inc. 3.75%, 10/1/2024	5,726,000	5,409,238
Brookfield Corp. 4.00%, 1/15/2025	3,246,000	3,151,022
Brookfield Finance, Inc. 4.25%, 6/2/2026	250,000	240,647
Capital One Financial Corp.:
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	5,397,000	5,037,830
3.20%, 2/5/2025	5,752,000	5,491,204
SOFR + 1.37%, 4.17%, 5/9/2025 (b)	7,215,000	7,030,368
4.20%, 10/29/2025 (a)	14,978,000	14,354,016
4.25%, 4/30/2025 (a)	4,576,000	4,426,685
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	6,615,000	6,410,200
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	5,011,000	4,427,269
1.15%, 5/13/2026 (a)	3,159,000	2,795,905
3.00%, 3/10/2025 (a)	3,852,000	3,678,699
3.45%, 2/13/2026	1,150,000	1,086,232
3.63%, 4/1/2025	3,373,000	3,244,759
3.85%, 5/21/2025	5,526,000	5,325,130
4.20%, 3/24/2025	4,066,000	3,963,049
CME Group, Inc. 3.00%, 3/15/2025	4,413,400	4,253,502
Discover Financial Services:
3.75%, 3/4/2025	3,019,000	2,884,775
3.95%, 11/6/2024	1,323,000	1,274,684
4.50%, 1/30/2026	3,462,000	3,308,564
Franklin Resources, Inc. 2.85%, 3/30/2025	3,194,000	3,039,538
Intercontinental Exchange, Inc.:
3.65%, 5/23/2025	4,759,000	4,663,392
3.75%, 12/1/2025 (a)	6,673,000	6,477,081
Security Description	Principal Amount	Value
Invesco Finance PLC 3.75%, 1/15/2026	$ 1,817,000	$ 1,752,824
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	3,210,000	3,150,262
Lazard Group LLC 3.75%, 2/13/2025	714,000	687,482
Mastercard, Inc. 2.00%, 3/3/2025	3,777,000	3,591,323
Nasdaq, Inc. 5.65%, 6/28/2025	1,665,000	1,669,162
Nomura Holdings, Inc.:
1.85%, 7/16/2025	2,626,000	2,402,895
2.65%, 1/16/2025	14,177,000	13,399,392
5.10%, 7/3/2025	9,640,000	9,463,106
5.71%, 1/9/2026	3,491,000	3,460,768
ORIX Corp. 3.25%, 12/4/2024	6,344,000	6,095,252
Radian Group, Inc.:
4.50%, 10/1/2024	4,000	3,899
6.63%, 3/15/2025	250,000	249,670
Stifel Financial Corp. 4.25%, 7/18/2024 (a)	1,516,000	1,482,648
Synchrony Financial:
4.25%, 8/15/2024	5,070,000	4,882,309
4.50%, 7/23/2025	11,400,000	10,773,912
4.88%, 6/13/2025	9,651,000	9,178,487
Visa, Inc. 3.15%, 12/14/2025	29,933,000	28,688,984
Voya Financial, Inc. 3.65%, 6/15/2026	2,300,000	2,162,874
Western Union Co.:
1.35%, 3/15/2026	1,351,000	1,196,202
2.85%, 1/10/2025	6,187,000	5,891,261
		387,211,379
ELECTRIC — 4.8%
AES Corp. 1.38%, 1/15/2026	7,370,000	6,582,221
Ameren Corp. 2.50%, 9/15/2024	3,763,000	3,608,378
Ameren Illinois Co. 3.25%, 3/1/2025	1,007,000	973,376
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	1,100,000	993,102
5.70%, 8/15/2025	4,723,000	4,690,789
Appalachian Power Co. 3.40%, 6/1/2025	3,333,000	3,191,114
Arizona Public Service Co. 3.15%, 5/15/2025	123,000	117,638
Avangrid, Inc.:
3.15%, 12/1/2024	3,339,000	3,207,577
3.20%, 4/15/2025	10,088,000	9,599,842

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	$ 3,867,000	$ 3,738,113
4.05%, 4/15/2025	7,701,000	7,520,720
Black Hills Corp. 3.95%, 1/15/2026	5,610,000	5,362,880
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	4,550,000	4,070,658
2.50%, 9/1/2024	3,512,000	3,373,346
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,228,000	1,152,625
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	375,000	374,224
CMS Energy Corp. 3.00%, 5/15/2026	900,000	842,553
Commonwealth Edison Co. 2.55%, 6/15/2026	3,850,000	3,599,365
Connecticut Light & Power Co. Series A, 0.75%, 12/1/2025 (a)	1,695,000	1,521,398
Constellation Energy Generation LLC 3.25%, 6/1/2025	11,036,000	10,508,810
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	8,699,000	7,824,750
3.07%, 8/15/2024 (c)	3,739,000	3,612,435
Series A, 3.30%, 3/15/2025	3,134,000	3,005,945
3.90%, 10/1/2025	3,735,000	3,606,927
DTE Electric Co. 3.38%, 3/1/2025	1,014,000	982,627
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	10,353,400	9,485,371
Series C, 2.53%, 10/1/2024 (c)	3,524,000	3,374,195
4.22%, 11/1/2024 (c)	4,667,000	4,566,379
Duke Energy Corp.:
0.90%, 9/15/2025	4,158,000	3,783,946
5.00%, 12/8/2025 (a)	3,866,000	3,841,490
Duke Energy Progress LLC 3.25%, 8/15/2025	18,000	17,290
Edison International:
3.55%, 11/15/2024	3,574,000	3,457,023
4.70%, 8/15/2025	5,546,000	5,413,340
4.95%, 4/15/2025	5,556,000	5,455,436
Emera U.S. Finance LP 3.55%, 6/15/2026	7,400,000	7,006,838
Entergy Arkansas LLC 3.50%, 4/1/2026	3,478,000	3,335,993
Entergy Corp. 0.90%, 9/15/2025	5,444,000	4,894,319
Entergy Louisiana LLC:
0.95%, 10/1/2024	5,715,000	5,391,017
Security Description	Principal Amount	Value
5.40%, 11/1/2024	$ 1,829,000	$ 1,822,672
5.59%, 10/1/2024 (a)	281,000	280,542
Evergy Metro, Inc. 3.65%, 8/15/2025	18,000	17,287
Evergy, Inc. 2.45%, 9/15/2024	4,348,000	4,173,819
Eversource Energy:
Series Q, 0.80%, 8/15/2025	3,386,000	3,049,669
Series H, 3.15%, 1/15/2025	3,029,000	2,913,413
4.75%, 5/15/2026	3,118,000	3,058,976
Exelon Corp.:
3.40%, 4/15/2026	2,831,000	2,696,811
3.95%, 6/15/2025	5,876,000	5,687,792
Florida Power & Light Co.:
2.85%, 4/1/2025	9,016,503	8,669,818
3.13%, 12/1/2025	3,584,000	3,428,669
4.45%, 5/15/2026	3,404,000	3,375,032
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	1,471,000	1,406,188
3.25%, 4/1/2026 (a)	713,000	677,436
Iberdrola International BV 5.81%, 3/15/2025	3,805,000	3,821,628
Interstate Power & Light Co. 3.25%, 12/1/2024	734,000	708,758
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	3,558,000	3,441,369
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	3,815,000	3,660,874
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	2,650,000	2,346,840
Series D, 1.00%, 10/18/2024	3,856,000	3,631,002
Series MTN, 1.88%, 2/7/2025	4,295,000	4,058,088
2.85%, 1/27/2025	500,000	480,675
Series MTN, 3.25%, 11/1/2025	3,599,000	3,425,492
3.45%, 6/15/2025	1,532,000	1,473,401
4.45%, 3/13/2026	3,998,000	3,938,550
5.45%, 10/30/2025	3,906,000	3,915,335
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	5,995,000	5,895,063
4.45%, 6/20/2025	7,292,000	7,155,858
6.05%, 3/1/2025	15,674,000	15,765,379
Oncor Electric Delivery Co. LLC 2.95%, 4/1/2025	2,659,000	2,545,461
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	2,617,000	2,402,485
3.15%, 1/1/2026 (a)	4,615,000	4,284,335
3.40%, 8/15/2024	6,768,000	6,546,280

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.45%, 7/1/2025	$ 7,646,000	$ 7,234,416
3.50%, 6/15/2025	2,173,000	2,058,548
4.95%, 6/8/2025	11,761,000	11,413,815
PECO Energy Co. 3.15%, 10/15/2025	29,000	27,765
Pinnacle West Capital Corp. 1.30%, 6/15/2025	7,720,000	7,026,667
PPL Capital Funding, Inc. 3.10%, 5/15/2026	2,179,000	2,058,305
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	400,000	361,032
Series MTN, 3.00%, 5/15/2025 (a)	168,000	160,821
Public Service Enterprise Group, Inc. 0.80%, 8/15/2025	366,000	331,029
Puget Energy, Inc. 3.65%, 5/15/2025	5,058,000	4,839,393
San Diego Gas & Electric Co. 2.50%, 5/15/2026 (a)	3,127,000	2,920,024
Sempra Energy 3.30%, 4/1/2025 (a)	4,235,000	4,065,092
Sierra Pacific Power Co. 2.60%, 5/1/2026	565,000	526,501
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026 (a)	2,956,000	2,642,723
Series E, 3.70%, 8/1/2025	8,587,000	8,268,422
Series C, 4.20%, 6/1/2025 (a)	3,708,000	3,619,193
Southern Co.:
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051	1,000,000	927,960
4.48%, 8/1/2024 (c)	3,163,000	3,105,813
5.15%, 10/6/2025 (a)	11,814,000	11,763,909
Southern Power Co. 0.90%, 1/15/2026	2,485,000	2,226,585
Southwestern Electric Power Co. Series N, 1.65%, 3/15/2026 (a)	4,789,000	4,333,135
Tucson Electric Power Co. 3.05%, 3/15/2025	2,000,000	1,913,720
Virginia Electric & Power Co.:
Series A, 3.10%, 5/15/2025	3,477,000	3,320,083
Series A, 3.15%, 1/15/2026	4,295,000	4,095,154
WEC Energy Group, Inc.:
4.75%, 1/9/2026	6,016,000	5,929,189
5.00%, 9/27/2025	3,295,000	3,265,609
Wisconsin Electric Power Co. 2.05%, 12/15/2024	2,378,000	2,258,458
Security Description	Principal Amount	Value
Wisconsin Public Service Corp. 5.35%, 11/10/2025	$ 2,426,000	$ 2,432,841
Xcel Energy, Inc. 3.30%, 6/1/2025	3,743,000	3,585,757
		381,551,006
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (d)
Emerson Electric Co. 3.15%, 6/1/2025	600,000	576,408
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc. 3.20%, 10/1/2024	3,654,000	3,520,812
Amphenol Corp.:
2.05%, 3/1/2025	2,011,000	1,899,208
4.75%, 3/30/2026	3,325,000	3,285,865
Arrow Electronics, Inc.:
3.25%, 9/8/2024	3,847,000	3,714,625
4.00%, 4/1/2025	3,741,000	3,613,095
6.13%, 3/1/2026	3,016,000	3,008,490
Avnet, Inc. 4.63%, 4/15/2026	6,659,000	6,452,238
Flex Ltd.:
3.75%, 2/1/2026 (a)	2,577,000	2,452,814
4.75%, 6/15/2025	3,847,000	3,758,365
Fortive Corp. 3.15%, 6/15/2026	815,000	771,340
Honeywell International, Inc.:
1.35%, 6/1/2025	7,731,000	7,220,599
2.30%, 8/15/2024	3,888,000	3,758,763
Jabil, Inc. 1.70%, 4/15/2026	3,869,000	3,460,782
Keysight Technologies, Inc. 4.55%, 10/30/2024	1,760,000	1,730,784
TD SYNNEX Corp. 1.25%, 8/9/2024	7,731,000	7,294,740
Trimble, Inc. 4.75%, 12/1/2024	1,492,000	1,465,487
Tyco Electronics Group SA:
3.45%, 8/1/2024	3,817,000	3,722,415
3.70%, 2/15/2026	1,298,000	1,252,570
4.50%, 2/13/2026	3,587,000	3,534,666
Vontier Corp. 1.80%, 4/1/2026	900,000	800,496
		66,718,154
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc.:
3.43%, 3/15/2024	500,000	489,985
3.64%, 3/15/2025	25,101,000	24,215,437
6.41%, 3/15/2026	4,388,000	4,391,203
WarnerMedia Holdings, Inc. 3.79%, 3/15/2025	840,000	811,709
		29,908,334

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	$ 3,379,000	$ 3,040,863
2.50%, 8/15/2024	3,889,200	3,752,767
3.20%, 3/15/2025	3,872,000	3,725,716
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	3,538,000	3,191,842
3.13%, 3/1/2025 (a)	765,000	737,827
		14,449,015
FOOD — 1.0%
Campbell Soup Co.:
3.30%, 3/19/2025	1,159,000	1,113,359
3.95%, 3/15/2025	5,225,000	5,081,678
Conagra Brands, Inc. 4.60%, 11/1/2025	9,453,500	9,241,363
General Mills, Inc. 4.00%, 4/17/2025	9,092,000	8,866,518
Hershey Co.:
0.90%, 6/1/2025	1,289,000	1,187,478
2.05%, 11/15/2024	2,533,000	2,430,439
3.20%, 8/21/2025	675,000	649,391
J M Smucker Co. 3.50%, 3/15/2025	5,554,500	5,367,924
Kellogg Co. 3.25%, 4/1/2026	4,016,000	3,825,240
Kraft Heinz Foods Co. 3.00%, 6/1/2026	13,350,000	12,593,456
Kroger Co. 3.50%, 2/1/2026	3,781,000	3,627,416
McCormick & Co., Inc.:
0.90%, 2/15/2026 (a)	7,061,000	6,299,118
3.15%, 8/15/2024 (a)	3,825,000	3,712,124
Mondelez International, Inc. 1.50%, 5/4/2025	4,363,000	4,070,504
Sysco Corp. 3.75%, 10/1/2025	4,923,000	4,760,492
Tyson Foods, Inc.:
3.95%, 8/15/2024	4,209,000	4,131,176
4.00%, 3/1/2026	5,636,000	5,444,545
		82,402,221
FOREST PRODUCTS & PAPER — 0.0% (d)
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	753,000	740,832
Fibria Overseas Finance Ltd. 4.00%, 1/14/2025	1,000,000	970,270
		1,711,102
GAS — 0.4%
Eastern Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024 (a)	3,839,000	3,671,082
3.60%, 12/15/2024	2,275,000	2,195,216
Security Description	Principal Amount	Value
National Fuel Gas Co.:
5.20%, 7/15/2025	$ 1,347,000	$ 1,320,221
5.50%, 1/15/2026	6,127,000	6,032,767
NiSource, Inc. 0.95%, 8/15/2025	6,413,000	5,853,145
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	2,150,000	2,004,961
3.15%, 9/15/2024	3,347,000	3,243,879
3.20%, 6/15/2025	2,499,000	2,392,093
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	3,950,000	3,724,692
		30,438,056
HAND & MACHINE TOOLS — 0.2%
Regal Rexnord Corp. 6.05%, 2/15/2026 (e)	12,340,000	12,363,446
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025 (a)	3,461,000	3,279,159
3.40%, 3/1/2026	3,267,000	3,097,704
		18,740,309
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories 3.88%, 9/15/2025	2,831,000	2,766,538
Baxter International, Inc. 1.32%, 11/29/2024	5,456,000	5,118,601
Boston Scientific Corp. 1.90%, 6/1/2025	3,424,000	3,210,274
Danaher Corp. 3.35%, 9/15/2025 (a)	2,117,000	2,038,248
DH Europe Finance II Sarl 2.20%, 11/15/2024	5,264,000	5,039,017
GE HealthCare Technologies, Inc.:
5.55%, 11/15/2024 (a)	4,481,000	4,459,536
5.60%, 11/15/2025	11,388,000	11,399,843
Revvity, Inc. 0.85%, 9/15/2024	6,915,000	6,507,292
Stryker Corp.:
1.15%, 6/15/2025	3,885,000	3,581,076
3.38%, 11/1/2025	5,258,000	5,032,379
3.50%, 3/15/2026	4,024,000	3,858,050
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	8,087,000	7,647,957
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	3,982,000	3,752,916
3.05%, 1/15/2026	3,523,000	3,326,769
3.55%, 4/1/2025	7,499,000	7,232,635
		74,971,131
HEALTH CARE SERVICES — 2.0%
Aetna, Inc. 3.50%, 11/15/2024	3,450,000	3,347,500
CommonSpirit Health:
1.55%, 10/1/2025	3,867,000	3,513,904

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.76%, 10/1/2024	$ 3,802,000	$ 3,660,261
Elevance Health, Inc.:
1.50%, 3/15/2026	5,278,000	4,773,370
2.38%, 1/15/2025	6,025,000	5,729,172
3.35%, 12/1/2024	3,864,000	3,738,652
3.50%, 8/15/2024	3,374,000	3,288,334
4.90%, 2/8/2026	3,046,000	2,995,315
5.35%, 10/15/2025	3,813,000	3,803,315
HCA, Inc.:
5.00%, 3/15/2024	700	695
5.25%, 4/15/2025	12,850,000	12,684,877
5.25%, 6/15/2026	12,430,000	12,298,118
5.38%, 2/1/2025	20,011,000	19,839,106
5.88%, 2/15/2026	10,029,000	10,037,525
Humana, Inc.:
3.85%, 10/1/2024	3,572,000	3,492,594
4.50%, 4/1/2025	1,019,000	1,001,993
5.70%, 3/13/2026	3,211,000	3,212,991
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	4,020,000	3,586,322
2.30%, 12/1/2024	4,577,000	4,350,805
3.25%, 9/1/2024	3,906,000	3,783,977
3.60%, 2/1/2025	6,814,000	6,592,613
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	3,007,000	2,707,683
Quest Diagnostics, Inc. 3.50%, 3/30/2025	3,889,000	3,752,224
Sutter Health Series 20A, 1.32%, 8/15/2025	1,395,000	1,269,869
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	3,597,000	3,254,062
1.25%, 1/15/2026	3,406,000	3,111,790
2.38%, 8/15/2024 (a)	3,846,000	3,716,697
3.10%, 3/15/2026	3,907,000	3,736,928
3.70%, 12/15/2025 (a)	3,726,000	3,593,988
3.75%, 7/15/2025	13,439,000	13,081,926
5.00%, 10/15/2024	3,492,000	3,480,302
5.15%, 10/15/2025	3,254,000	3,262,818
UPMC Series D-1, 3.60%, 4/3/2025	2,655,000	2,558,385
		163,258,111
HOME BUILDERS — 0.3%
DR Horton, Inc.:
2.50%, 10/15/2024	3,178,000	3,043,793
2.60%, 10/15/2025	4,195,000	3,928,324
Lennar Corp.:
4.75%, 5/30/2025	3,968,000	3,879,315
5.25%, 6/1/2026	3,750,000	3,715,950
5.88%, 11/15/2024	3,694,000	3,691,747
PulteGroup, Inc. 5.50%, 3/1/2026	4,280,000	4,258,172
Security Description	Principal Amount	Value
Toll Brothers Finance Corp. 4.88%, 11/15/2025	$ 3,006,000	$ 2,949,156
		25,466,457
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	2,441,000	2,363,962
Leggett & Platt, Inc. 3.80%, 11/15/2024	1,989,000	1,925,869
Whirlpool Corp. 3.70%, 5/1/2025	3,588,000	3,470,708
		7,760,539
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	4,627,000	4,456,032
4.80%, 3/2/2026	4,039,000	4,056,085
Estee Lauder Cos., Inc. 2.00%, 12/1/2024	3,074,000	2,932,965
Haleon U.K. Capital PLC 3.13%, 3/24/2025	14,905,000	14,245,603
Kenvue, Inc.:
5.35%, 3/22/2026 (e)	5,381,000	5,419,636
5.50%, 3/22/2025 (e)	5,069,000	5,082,281
Procter & Gamble Co.:
0.55%, 10/29/2025	3,480,000	3,159,144
1.00%, 4/23/2026	4,697,000	4,252,053
2.70%, 2/2/2026	756,000	723,568
4.10%, 1/26/2026 (a)	9,112,000	9,006,483
Unilever Capital Corp.:
0.63%, 8/12/2024	3,641,000	3,447,262
3.10%, 7/30/2025 (a)	2,238,000	2,150,651
3.38%, 3/22/2025	929,000	900,089
		59,831,852
HOUSEHOLD PRODUCTS & WARES — 0.0% (d)
Kimberly-Clark Corp.:
2.75%, 2/15/2026	2,895,000	2,744,807
3.05%, 8/15/2025	500,000	480,810
		3,225,617
INSURANCE — 1.2%
Aflac, Inc. 1.13%, 3/15/2026	4,767,000	4,271,661
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	7,664,000	7,322,186
Allstate Corp. 0.75%, 12/15/2025	3,488,000	3,126,050
American International Group, Inc.:
2.50%, 6/30/2025 (a)	3,826,000	3,606,617
3.90%, 4/1/2026	3,834,000	3,685,126
Aon Global Ltd. 3.88%, 12/15/2025	4,834,000	4,658,912

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Assured Guaranty U.S. Holdings, Inc. 5.00%, 7/1/2024 (a)	$ 3,775,000	$ 3,715,317
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	3,167,000	3,051,151
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	4,693,000	4,539,633
3.35%, 5/3/2026	3,475,000	3,341,143
CNA Financial Corp. 4.50%, 3/1/2026	2,412,000	2,341,425
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,769,000	6,653,927
Corebridge Financial, Inc. 3.50%, 4/4/2025	6,568,000	6,259,107
First American Financial Corp. 4.60%, 11/15/2024	4,165,000	4,072,662
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	2,460,000	2,381,895
Kemper Corp. 4.35%, 2/15/2025	1,969,000	1,894,237
Lincoln National Corp. 3.35%, 3/9/2025 (a)	4,352,000	4,162,906
Loews Corp. 3.75%, 4/1/2026	3,244,000	3,145,707
Manulife Financial Corp. 4.15%, 3/4/2026 (a)	4,290,000	4,155,852
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	3,491,000	3,386,060
3.75%, 3/14/2026	811,000	786,443
MetLife, Inc.:
3.00%, 3/1/2025	1,441,000	1,392,467
3.60%, 11/13/2025	1,928,000	1,856,220
Old Republic International Corp. 4.88%, 10/1/2024	625,000	615,131
Principal Financial Group, Inc. 3.40%, 5/15/2025	3,704,000	3,545,469
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	1,136,000	1,038,702
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	250,000	244,170
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	2,271,000	2,191,856
Trinity Acquisition PLC 4.40%, 3/15/2026	832,000	802,356
		92,244,388
INTERNET — 1.7%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024	11,415,000	11,052,574
Alphabet, Inc. 0.45%, 8/15/2025	3,833,000	3,507,042
Amazon.com, Inc.:
0.80%, 6/3/2025 (a)	11,408,000	10,546,810
Security Description	Principal Amount	Value
1.00%, 5/12/2026	$ 23,280,000	$ 20,933,609
2.80%, 8/22/2024	9,045,000	8,796,172
3.00%, 4/13/2025	1,124,000	1,084,874
3.80%, 12/5/2024	6,244,000	6,128,361
4.60%, 12/1/2025 (a)	16,080,000	15,959,882
4.70%, 11/29/2024	4,467,000	4,441,627
5.20%, 12/3/2025	8,487,300	8,512,847
Baidu, Inc.:
3.08%, 4/7/2025 (a)	862,000	822,305
4.13%, 6/30/2025 (a)	169,000	163,621
Booking Holdings, Inc.:
3.60%, 6/1/2026	5,050,000	4,870,574
3.65%, 3/15/2025 (a)	3,747,000	3,638,899
eBay, Inc.:
1.40%, 5/10/2026 (a)	5,168,000	4,667,893
1.90%, 3/11/2025 (a)	5,180,500	4,872,882
3.45%, 8/1/2024	588,000	575,040
5.90%, 11/22/2025 (a)	3,115,000	3,151,009
Expedia Group, Inc. 5.00%, 2/15/2026	10,128,000	9,995,323
Netflix, Inc. 5.88%, 2/15/2025	3,797,000	3,813,289
VeriSign, Inc. 5.25%, 4/1/2025	3,695,000	3,655,722
Weibo Corp. 3.50%, 7/5/2024	8,025,000	7,793,719
		138,984,074
INVESTMENT COMPANY SECURITY — 1.2%
Ares Capital Corp.:
3.25%, 7/15/2025 (a)	10,453,000	9,670,070
3.88%, 1/15/2026	5,503,000	5,106,454
4.25%, 3/1/2025	6,657,000	6,356,237
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	1,356,000	1,203,870
Blackstone Private Credit Fund:
2.35%, 11/22/2024	6,108,000	5,711,408
2.70%, 1/15/2025	5,432,000	5,076,041
4.70%, 3/24/2025 (a)	5,512,000	5,307,835
7.05%, 9/29/2025	5,415,000	5,402,112
Blackstone Secured Lending Fund 3.63%, 1/15/2026	4,297,000	3,950,834
FS KKR Capital Corp.:
1.65%, 10/12/2024	6,318,000	5,875,930
3.40%, 1/15/2026	4,549,000	4,134,586
4.13%, 2/1/2025 (a)	6,727,000	6,390,045
4.63%, 7/15/2024	2,032,000	1,972,991
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	500,000	477,290
Main Street Capital Corp. 3.00%, 7/14/2026	3,833,000	3,372,235
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	1,950,000	1,845,636

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Owl Rock Capital Corp.:
3.75%, 7/22/2025	$ 4,526,000	$ 4,189,763
4.00%, 3/30/2025	2,149,000	2,019,501
4.25%, 1/15/2026	2,107,000	1,950,703
OWL Rock Core Income Corp. 5.50%, 3/21/2025	6,737,000	6,492,851
Prospect Capital Corp. 3.71%, 1/22/2026 (a)	3,907,000	3,460,469
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	3,637,000	3,511,814
		93,478,675
IRON/STEEL — 0.3%
ArcelorMittal SA 4.55%, 3/11/2026	3,169,000	3,093,578
Nucor Corp.:
2.00%, 6/1/2025	3,702,000	3,462,073
3.95%, 5/23/2025	4,903,000	4,757,038
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	3,405,000	3,111,693
Steel Dynamics, Inc.:
2.40%, 6/15/2025	3,667,000	3,428,975
2.80%, 12/15/2024	3,538,000	3,378,295
		21,231,652
IT SERVICES — 0.1%
Apple, Inc. 4.42%, 5/8/2026 (a)	3,981,000	3,962,966
LEISURE TIME — 0.1%
Brunswick Corp. 0.85%, 8/18/2024	4,000,000	3,773,520
Harley-Davidson, Inc. 3.50%, 7/28/2025	2,550,000	2,445,017
		6,218,537
LODGING — 0.3%
Hyatt Hotels Corp.:
4.85%, 3/15/2026 (a)	2,784,000	2,727,930
5.38%, 4/23/2025	3,952,000	3,913,033
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	6,651,000	6,247,617
3.75%, 3/15/2025	3,803,000	3,682,103
3.75%, 10/1/2025	1,727,000	1,659,526
Series EE, 5.75%, 5/1/2025	2,736,000	2,743,251
		20,973,460
MACHINERY, CONSTRUCTION & MINING — 0.8%
Caterpillar Financial Services Corp.:
Series MTN, 0.60%, 9/13/2024 (a)	3,472,000	3,278,714
Series MTN, 0.80%, 11/13/2025	3,576,000	3,240,679
Security Description	Principal Amount	Value
0.90%, 3/2/2026	$ 6,385,000	$ 5,745,031
Series MTN, 1.45%, 5/15/2025	40,000	37,335
Series MTN, 2.15%, 11/8/2024	3,789,000	3,631,984
Series MTN, 3.25%, 12/1/2024	3,739,000	3,629,821
3.40%, 5/13/2025	13,836,000	13,404,870
3.65%, 8/12/2025 (a)	13,350,000	12,959,112
4.35%, 5/15/2026	9,166,000	9,022,735
4.80%, 1/6/2026	3,855,000	3,846,134
4.90%, 1/17/2025 (a)	3,894,000	3,877,334
5.40%, 3/10/2025	2,949,000	2,956,667
		65,630,416
MACHINERY-DIVERSIFIED — 1.3%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	3,624,000	3,309,509
3.95%, 5/23/2025	3,759,000	3,638,148
5.45%, 10/14/2025	3,809,000	3,785,956
Deere & Co. 2.75%, 4/15/2025	3,743,000	3,596,200
Dover Corp. 3.15%, 11/15/2025	2,677,000	2,534,262
John Deere Capital Corp.:
Series MTN, 0.63%, 9/10/2024	3,360,000	3,176,242
Series MTN, 0.70%, 1/15/2026 (a)	5,106,000	4,593,766
1.05%, 6/17/2026	3,500,000	3,146,360
Series MTN, 1.25%, 1/10/2025	3,626,000	3,420,152
Series MTN, 2.05%, 1/9/2025	3,712,000	3,537,610
2.13%, 3/7/2025 (a)	3,664,000	3,484,794
Series MTN, 2.65%, 6/10/2026	2,050,000	1,931,182
3.40%, 6/6/2025	14,214,000	13,766,970
Series MTN, 3.40%, 9/11/2025	3,682,000	3,544,440
Series MTN, 3.45%, 3/13/2025	3,620,000	3,516,468
4.05%, 9/8/2025	4,601,000	4,502,125
4.55%, 10/11/2024	3,601,000	3,568,123
4.75%, 6/8/2026	3,809,000	3,801,230
4.80%, 1/9/2026	7,836,000	7,809,985
4.95%, 6/6/2025 (a)	1,709,000	1,705,291
Series FXD, 5.05%, 3/3/2026	3,465,000	3,476,261
5.15%, 3/3/2025 (a)	3,567,000	3,569,675
Otis Worldwide Corp. 2.06%, 4/5/2025	5,456,400	5,144,676
Rockwell Automation, Inc. 2.88%, 3/1/2025	2,728,000	2,625,127

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 3.20%, 6/15/2025	$ 5,501,000	$ 5,222,429
		102,406,981
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/2025	30,737,000	30,142,547
Comcast Corp.:
3.15%, 3/1/2026	8,217,000	7,875,584
3.38%, 8/15/2025	18,628,000	17,984,589
3.95%, 10/15/2025	17,249,000	16,808,288
5.25%, 11/7/2025 (a)	7,022,000	7,059,638
Discovery Communications LLC:
3.45%, 3/15/2025	1,000,000	957,080
3.90%, 11/15/2024	1,788,000	1,734,807
3.95%, 6/15/2025	5,673,000	5,454,476
4.90%, 3/11/2026 (a)	1,932,000	1,895,060
Fox Corp. 3.05%, 4/7/2025	2,927,000	2,802,368
Grupo Televisa SAB 4.63%, 1/30/2026	544,000	527,473
Paramount Global:
4.00%, 1/15/2026	11,631,000	11,084,343
4.75%, 5/15/2025 (a)	1,582,000	1,544,712
TCI Communications, Inc. 7.88%, 2/15/2026	1,366,000	1,454,312
Thomson Reuters Corp. 3.35%, 5/15/2026	2,394,000	2,276,742
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026 (a)	1,666,000	1,590,530
Series GMTN, 3.15%, 9/17/2025	9,228,000	8,857,865
Walt Disney Co.:
1.75%, 8/30/2024	1,946,000	1,864,229
1.75%, 1/13/2026	9,581,000	8,871,623
3.35%, 3/24/2025	11,217,000	10,868,488
3.70%, 10/15/2025 (a)	11,441,000	11,100,287
		152,755,041
METAL FABRICATE & HARDWARE — 0.0% (d)
Precision Castparts Corp. 3.25%, 6/15/2025	2,482,000	2,397,265
Timken Co. 3.88%, 9/1/2024	320,000	312,550
		2,709,815
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	5,974,000	5,943,174
6.42%, 3/1/2026	1,996,000	2,049,233
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	3,838,000	3,781,121
Security Description	Principal Amount	Value
Southern Copper Corp. 3.88%, 4/23/2025	$ 619,000	$ 601,303
		12,374,831
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.00%, 2/14/2025 (a)	3,833,000	3,617,279
2.65%, 4/15/2025 (a)	6,557,000	6,240,625
Series MTN, 3.00%, 8/7/2025 (a)	3,539,000	3,379,922
Carlisle Cos., Inc. 3.50%, 12/1/2024	1,485,000	1,433,886
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	3,068,000	2,964,087
Teledyne Technologies, Inc. 1.60%, 4/1/2026 (a)	2,264,000	2,044,415
Textron, Inc. 3.88%, 3/1/2025	1,379,000	1,339,050
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026 (a)	2,091,000	1,995,462
3.55%, 11/1/2024	3,936,000	3,818,589
		26,833,315
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	3,266,000	3,157,830
5.50%, 12/1/2024	1,906,000	1,893,135
		5,050,965
OIL & GAS — 3.0%
BP Capital Markets America, Inc.:
3.12%, 5/4/2026	6,162,000	5,866,902
3.41%, 2/11/2026	7,831,000	7,528,488
3.80%, 9/21/2025	5,982,000	5,829,638
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025 (a)	3,790,000	3,532,432
3.90%, 2/1/2025	3,915,000	3,787,645
Chevron Corp.:
1.55%, 5/11/2025	19,224,100	18,027,977
2.95%, 5/16/2026	11,308,000	10,766,460
3.33%, 11/17/2025 (a)	3,646,000	3,523,968
Chevron USA, Inc.:
0.69%, 8/12/2025 (a)	8,943,000	8,175,065
3.90%, 11/15/2024	500,000	491,355
ConocoPhillips Co. 2.40%, 3/7/2025 (a)	2,764,000	2,635,474
Devon Energy Corp.:
5.25%, 9/15/2024	3,821,000	3,790,165
5.85%, 12/15/2025	4,127,000	4,159,479
EOG Resources, Inc.:
3.15%, 4/1/2025	3,658,000	3,526,019
4.15%, 1/15/2026	3,798,000	3,719,267

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
EQT Corp. 6.13%, 2/1/2025	$ 2,304,000	$ 2,292,434
Exxon Mobil Corp.:
2.02%, 8/16/2024	3,659,000	3,527,788
2.71%, 3/6/2025	12,450,000	11,957,354
2.99%, 3/19/2025	22,041,200	21,243,088
3.04%, 3/1/2026 (a)	18,805,000	17,985,290
Hess Corp. 3.50%, 7/15/2024	2,574,000	2,510,371
HF Sinclair Corp. 5.88%, 4/1/2026	927,000	930,578
Marathon Petroleum Corp.:
3.63%, 9/15/2024	3,470,000	3,379,676
4.70%, 5/1/2025	11,204,000	10,994,709
Occidental Petroleum Corp. 5.55%, 3/15/2026 (a)	19,503,000	19,248,681
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	1,171,000	1,164,044
Ovintiv, Inc. 5.65%, 5/15/2025	2,944,000	2,923,569
Phillips 66:
1.30%, 2/15/2026 (a)	1,722,000	1,557,635
3.85%, 4/9/2025	3,657,000	3,557,859
Phillips 66 Co. 3.61%, 2/15/2025	3,479,000	3,355,704
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	5,000,000	4,507,700
5.10%, 3/29/2026	6,057,000	6,024,777
Shell International Finance BV:
2.00%, 11/7/2024	4,568,300	4,374,604
2.88%, 5/10/2026	7,472,000	7,120,069
3.25%, 5/11/2025	24,238,000	23,433,783
TotalEnergies Capital International SA 2.43%, 1/10/2025	5,346,000	5,125,905
		242,575,952
OIL & GAS SERVICES — 0.1%
Halliburton Co. 3.80%, 11/15/2025	3,718,000	3,591,253
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025 (a)	3,988,000	3,668,960
		7,260,213
PACKAGING & CONTAINERS — 0.6%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	7,287,000	6,891,389
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	3,249,000	3,142,465
Berry Global, Inc. 1.57%, 1/15/2026	18,039,000	16,280,919
Packaging Corp. of America 3.65%, 9/15/2024	3,666,000	3,577,869
Security Description	Principal Amount	Value
Sonoco Products Co. 1.80%, 2/1/2025	$ 4,882,000	$ 4,585,809
WRKCo, Inc.:
3.00%, 9/15/2024	3,569,000	3,440,231
3.75%, 3/15/2025	2,742,000	2,641,122
4.65%, 3/15/2026	5,405,000	5,248,039
		45,807,843
PHARMACEUTICALS — 4.8%
AbbVie, Inc.:
2.60%, 11/21/2024	14,262,000	13,684,532
3.20%, 5/14/2026	6,571,000	6,228,125
3.60%, 5/14/2025	25,046,000	24,216,226
3.80%, 3/15/2025	34,134,500	33,199,215
AmerisourceBergen Corp. 3.25%, 3/1/2025	3,922,000	3,770,140
Astrazeneca Finance LLC 1.20%, 5/28/2026 (a)	6,475,000	5,842,328
AstraZeneca PLC:
0.70%, 4/8/2026	8,347,000	7,458,128
3.38%, 11/16/2025	15,812,000	15,198,336
Becton Dickinson & Co. 3.73%, 12/15/2024	3,324,000	3,228,767
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	3,794,000	3,447,115
2.90%, 7/26/2024	13,115,000	12,770,075
3.20%, 6/15/2026	11,822,000	11,317,201
Cardinal Health, Inc.:
3.50%, 11/15/2024	268,000	259,303
3.75%, 9/15/2025	3,840,000	3,699,302
Cigna Group:
1.25%, 3/15/2026	4,172,000	3,748,625
3.25%, 4/15/2025	3,902,000	3,741,667
4.13%, 11/15/2025	19,555,000	19,043,050
4.50%, 2/25/2026	7,653,000	7,496,879
5.69%, 3/15/2026	3,833,000	3,837,638
CVS Health Corp.:
2.63%, 8/15/2024	3,642,200	3,522,809
2.88%, 6/1/2026	12,300,000	11,572,332
3.38%, 8/12/2024	214,000	208,622
3.88%, 7/20/2025	21,822,000	21,218,840
4.10%, 3/25/2025	4,146,000	4,057,980
5.00%, 2/20/2026	12,606,000	12,553,811
Eli Lilly & Co.:
2.75%, 6/1/2025	1,681,000	1,614,937
5.00%, 2/27/2026	2,886,000	2,889,867
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025 (a)	8,353,000	8,123,209
Johnson & Johnson:
0.55%, 9/1/2025	4,668,000	4,265,525
2.45%, 3/1/2026	5,142,000	4,856,002
2.63%, 1/15/2025 (a)	3,649,000	3,529,459
McKesson Corp.:
0.90%, 12/3/2025	3,388,000	3,038,189
5.25%, 2/15/2026	3,833,000	3,820,236

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	$ 2,972,000	$ 2,899,929
Merck & Co., Inc.:
0.75%, 2/24/2026	3,251,000	2,937,409
2.75%, 2/10/2025	14,557,000	14,026,543
Novartis Capital Corp.:
1.75%, 2/14/2025	3,711,000	3,518,214
3.00%, 11/20/2025	20,849,000	19,949,783
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	28,526,000	28,177,412
4.65%, 5/19/2025 (a)	13,130,000	13,010,123
Pfizer, Inc.:
0.80%, 5/28/2025	7,499,000	6,932,226
2.75%, 6/3/2026	6,842,000	6,467,058
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	7,250,000	6,884,818
Viatris, Inc. 1.65%, 6/22/2025	9,999,000	9,204,579
Zoetis, Inc.:
4.50%, 11/13/2025	3,802,000	3,737,632
5.40%, 11/14/2025	3,688,000	3,698,695
		388,902,891
PIPELINES — 2.8%
Boardwalk Pipelines LP:
4.95%, 12/15/2024	3,920,000	3,852,262
5.95%, 6/1/2026	3,979,000	4,010,832
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	9,449,000	9,411,960
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	3,687,000	3,607,066
DCP Midstream Operating LP 5.38%, 7/15/2025	11,072,000	10,963,162
Enbridge Energy Partners LP 5.88%, 10/15/2025	2,980,000	2,991,145
Enbridge, Inc.:
2.50%, 1/15/2025 (a)	3,737,000	3,557,848
2.50%, 2/14/2025 (a)	3,800,000	3,615,472
5.97%, 3/8/2026	3,565,000	3,570,383
Energy Transfer LP:
2.90%, 5/15/2025	10,139,000	9,624,750
4.05%, 3/15/2025	770,000	748,871
4.75%, 1/15/2026	9,905,000	9,688,279
5.95%, 12/1/2025	3,049,000	3,053,787
Enterprise Products Operating LLC:
3.70%, 2/15/2026	3,791,000	3,658,163
3.75%, 2/15/2025	6,220,000	6,052,931
5.05%, 1/10/2026	4,196,000	4,192,433
Kinder Morgan, Inc.:
4.30%, 6/1/2025	9,406,000	9,180,726
5.63%, 11/15/2023 (e)	3,841,000	3,835,930
Security Description	Principal Amount	Value
Magellan Midstream Partners LP 5.00%, 3/1/2026	$ 4,544,000	$ 4,502,513
MPLX LP:
1.75%, 3/1/2026	6,606,000	6,002,212
4.00%, 2/15/2025	3,464,000	3,360,530
4.88%, 12/1/2024	6,258,000	6,171,014
4.88%, 6/1/2025	8,957,000	8,806,522
ONEOK Partners LP 4.90%, 3/15/2025	4,395,000	4,322,834
ONEOK, Inc.:
2.20%, 9/15/2025	523,000	483,890
2.75%, 9/1/2024	3,503,000	3,386,210
5.85%, 1/15/2026	2,827,000	2,837,828
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	948
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024	3,262,000	3,158,171
4.65%, 10/15/2025	9,913,000	9,664,679
Sabine Pass Liquefaction LLC:
5.63%, 3/1/2025	11,055,000	11,018,076
5.88%, 6/30/2026	13,550,000	13,662,059
Spectra Energy Partners LP 3.50%, 3/15/2025	3,574,000	3,441,440
TC PipeLines LP 4.38%, 3/13/2025	689,000	669,639
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	9,709,000	9,132,383
4.88%, 1/15/2026	3,913,000	3,868,431
6.20%, 3/9/2026	3,606,000	3,608,777
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	12,234,000	12,822,945
Western Midstream Operating LP 3.35%, 2/1/2025	4,593,000	4,393,848
Williams Cos., Inc.:
3.90%, 1/15/2025	3,879,000	3,769,806
4.00%, 9/15/2025	3,771,000	3,643,314
5.40%, 3/2/2026	3,815,000	3,811,719
		222,155,788
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	4,827,000	4,687,307
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025 (a)	3,180,000	3,046,885
3.80%, 4/15/2026	1,211,000	1,159,363
4.30%, 1/15/2026	1,000	966
American Tower Corp.:
1.30%, 9/15/2025	4,361,000	3,951,895

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1.60%, 4/15/2026	$ 6,663,000	$ 5,975,778
2.40%, 3/15/2025	7,306,000	6,887,731
2.95%, 1/15/2025	500,000	478,235
4.00%, 6/1/2025	3,298,000	3,186,330
4.40%, 2/15/2026	1,976,000	1,920,751
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	350,000	329,493
Series GMTN, 3.45%, 6/1/2025	882,000	849,190
Series GMTN, 3.50%, 11/15/2024	50,000	48,512
Series GMTN, 3.50%, 11/15/2025	1,362,000	1,300,805
Boston Properties LP:
3.20%, 1/15/2025	4,175,000	3,959,987
3.65%, 2/1/2026	9,698,000	9,018,946
Brandywine Operating Partnership LP 4.10%, 10/1/2024 (a)	6,400,000	6,035,008
Brixmor Operating Partnership LP 3.85%, 2/1/2025	4,410,000	4,227,779
Corporate Office Properties LP 2.25%, 3/15/2026 (a)	2,021,000	1,783,735
Crown Castle, Inc.:
REIT, 1.35%, 7/15/2025	5,993,000	5,487,131
3.20%, 9/1/2024	3,680,000	3,566,104
3.70%, 6/15/2026	5,450,000	5,181,860
4.45%, 2/15/2026	3,450,000	3,363,991
CubeSmart LP 4.00%, 11/15/2025	23,000	21,817
EPR Properties 4.50%, 4/1/2025	2,473,000	2,338,469
Equinix, Inc.:
1.00%, 9/15/2025 (a)	7,299,000	6,596,763
1.25%, 7/15/2025	5,704,000	5,208,836
1.45%, 5/15/2026	1,670,000	1,492,980
2.63%, 11/18/2024	4,745,000	4,537,549
ERP Operating LP 3.38%, 6/1/2025	2,153,000	2,069,184
Essex Portfolio LP 3.50%, 4/1/2025	165,000	158,697
GLP Capital LP/GLP Financing II, Inc.:
3.35%, 9/1/2024	1,481,000	1,429,669
5.25%, 6/1/2025	8,758,000	8,578,899
5.38%, 4/15/2026	7,187,000	7,039,451
Healthpeak OP LLC:
3.40%, 2/1/2025	3,533,000	3,395,248
4.00%, 6/1/2025	1,591,000	1,535,188
Host Hotels & Resorts LP:
Series E, 4.00%, 6/15/2025	3,159,000	3,036,526
Series F, 4.50%, 2/1/2026	887,000	859,476
Security Description	Principal Amount	Value
Kilroy Realty LP:
3.45%, 12/15/2024	$ 2,865,000	$ 2,719,028
4.38%, 10/1/2025	5,595,000	5,236,640
Kimco Realty OP LLC 3.30%, 2/1/2025	2,985,000	2,855,600
Kite Realty Group Trust 4.00%, 3/15/2025	785,000	744,604
Mid-America Apartments LP 4.00%, 11/15/2025	2,757,000	2,669,576
NNN REIT, Inc. 4.00%, 11/15/2025 (a)	628,000	597,787
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	5,849,000	5,620,713
5.25%, 1/15/2026	2,907,000	2,795,836
Prologis LP 3.25%, 6/30/2026	1,000,000	947,820
Public Storage 0.88%, 2/15/2026	2,785,000	2,497,532
Realty Income Corp.:
3.88%, 7/15/2024	2,724,000	2,664,154
3.88%, 4/15/2025	3,897,000	3,774,167
4.63%, 11/1/2025	3,833,000	3,772,784
4.88%, 6/1/2026	2,300,000	2,276,655
5.05%, 1/13/2026	1,366,000	1,355,796
Simon Property Group LP:
REIT, 2.00%, 9/13/2024	3,340,000	3,184,623
3.30%, 1/15/2026	5,873,000	5,591,213
3.38%, 10/1/2024	3,764,000	3,653,376
3.50%, 9/1/2025	7,021,000	6,731,454
SITE Centers Corp. 3.63%, 2/1/2025	9,485,000	8,927,472
Ventas Realty LP:
2.65%, 1/15/2025	3,052,000	2,874,343
3.50%, 2/1/2025	4,677,000	4,479,350
4.13%, 1/15/2026	2,405,000	2,299,036
VICI Properties LP 4.38%, 5/15/2025	9,754,000	9,435,532
Vornado Realty LP:
2.15%, 6/1/2026	5,200,000	4,404,712
3.50%, 1/15/2025	7,671,000	7,224,088
Welltower OP LLC:
4.00%, 6/1/2025	7,998,000	7,729,347
4.25%, 4/1/2026	3,504,000	3,388,753
Weyerhaeuser Co. 4.75%, 5/15/2026	3,776,000	3,708,976
WP Carey, Inc. 4.00%, 2/1/2025	3,750,000	3,640,275
		237,860,469
RETAIL — 2.4%
Advance Auto Parts, Inc. 5.90%, 3/9/2026 (a)	3,405,000	3,364,276
AutoNation, Inc.:
3.50%, 11/15/2024	4,293,000	4,140,942
4.50%, 10/1/2025	4,697,000	4,524,761

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
AutoZone, Inc.:
3.13%, 4/21/2026	$ 2,029,000	$ 1,918,561
3.25%, 4/15/2025	3,786,000	3,625,739
3.63%, 4/15/2025	3,642,000	3,522,215
Dollar General Corp.:
4.15%, 11/1/2025	3,354,000	3,254,688
4.25%, 9/20/2024	3,687,000	3,617,832
Dollar Tree, Inc. 4.00%, 5/15/2025	5,165,000	5,004,213
Genuine Parts Co. 1.75%, 2/1/2025	4,647,000	4,352,473
Home Depot, Inc.:
2.70%, 4/15/2025	3,730,000	3,580,390
3.00%, 4/1/2026 (a)	5,423,000	5,188,997
3.35%, 9/15/2025	8,042,500	7,767,768
4.00%, 9/15/2025	4,392,000	4,307,278
Lowe's Cos., Inc.:
2.50%, 4/15/2026	10,473,000	9,802,100
3.13%, 9/15/2024	1,101,000	1,067,673
3.38%, 9/15/2025 (a)	6,670,300	6,395,017
4.00%, 4/15/2025	3,925,000	3,820,516
4.40%, 9/8/2025	3,000,000	2,941,050
4.80%, 4/1/2026	6,812,000	6,744,902
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	3,408,000	3,146,947
Class MTN, 3.30%, 7/1/2025 (a)	6,491,000	6,260,245
Series MTN, 3.38%, 5/26/2025	1,906,000	1,846,819
Series MTN, 3.70%, 1/30/2026	8,477,000	8,197,683
O'Reilly Automotive, Inc. 3.55%, 3/15/2026	3,706,000	3,552,646
Ross Stores, Inc.:
0.88%, 4/15/2026	3,402,000	3,001,517
4.60%, 4/15/2025	3,506,000	3,436,055
Starbucks Corp.:
2.45%, 6/15/2026	4,000,000	3,727,440
3.80%, 8/15/2025	5,095,000	4,934,609
4.75%, 2/15/2026	6,918,000	6,849,996
Target Corp.:
2.25%, 4/15/2025	14,528,000	13,855,063
2.50%, 4/15/2026	3,865,000	3,657,527
3.50%, 7/1/2024	400,000	392,712
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	5,750,000	5,400,227
3.80%, 11/18/2024	8,838,000	8,613,250
Walmart, Inc.:
2.65%, 12/15/2024	3,511,000	3,384,499
2.85%, 7/8/2024	4,686,000	4,570,443
3.55%, 6/26/2025	3,794,300	3,696,976
3.90%, 9/9/2025 (a)	10,769,000	10,550,497
Security Description	Principal Amount	Value
4.00%, 4/15/2026 (a)	$ 5,656,000	$ 5,557,077
		193,573,619
SEMICONDUCTORS — 1.3%
Analog Devices, Inc. 2.95%, 4/1/2025	1,063,000	1,021,713
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 1/15/2025	1,131,000	1,086,812
Broadcom, Inc.:
3.15%, 11/15/2025	6,778,000	6,441,133
3.63%, 10/15/2024	3,827,000	3,720,380
Intel Corp.:
2.60%, 5/19/2026	4,019,000	3,781,718
3.40%, 3/25/2025	9,637,000	9,344,324
3.70%, 7/29/2025	16,097,000	15,639,040
4.88%, 2/10/2026	9,772,000	9,746,202
KLA Corp. 4.65%, 11/1/2024	3,661,300	3,609,822
Lam Research Corp.:
3.75%, 3/15/2026 (a)	3,364,000	3,264,930
3.80%, 3/15/2025	3,864,000	3,775,824
Marvell Technology, Inc. 1.65%, 4/15/2026	50,000	45,049
Microchip Technology, Inc.:
0.98%, 9/1/2024	3,783,000	3,569,639
4.25%, 9/1/2025 (a)	6,814,000	6,602,971
Micron Technology, Inc. 4.98%, 2/6/2026	4,040,000	3,978,350
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	2,030,000	2,017,942
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (a)	2,003,000	1,898,904
3.88%, 6/18/2026	6,400,000	6,151,680
Qorvo, Inc. 1.75%, 12/15/2024 (e)	8,562,000	7,964,715
QUALCOMM, Inc. 3.45%, 5/20/2025	7,698,000	7,469,754
Skyworks Solutions, Inc. 1.80%, 6/1/2026	600,000	536,916
Texas Instruments, Inc.:
1.38%, 3/12/2025 (a)	3,905,000	3,668,630
4.70%, 11/18/2024 (a)	1,899,000	1,893,531
		107,229,979
SHIPBUILDING — 0.0% (d)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	3,568,000	3,433,522
SOFTWARE — 2.2%
Adobe, Inc.:
1.90%, 2/1/2025	3,267,000	3,102,866
3.25%, 2/1/2025 (a)	3,835,000	3,723,210
Autodesk, Inc. 4.38%, 6/15/2025	500,000	489,145

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	$ 2,950,000	$ 2,780,257
Cadence Design Systems, Inc. 4.38%, 10/15/2024	2,874,000	2,826,062
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	7,209,000	6,434,753
4.50%, 7/15/2025	8,732,000	8,543,476
Fiserv, Inc.:
2.75%, 7/1/2024	10,163,000	9,861,667
3.85%, 6/1/2025	3,889,000	3,772,719
Intuit, Inc. 0.95%, 7/15/2025	3,587,000	3,278,410
Microsoft Corp.:
2.70%, 2/12/2025	12,043,000	11,620,652
3.13%, 11/3/2025	17,106,000	16,462,643
Oracle Corp.:
1.65%, 3/25/2026	13,971,000	12,687,065
2.50%, 4/1/2025	22,873,000	21,709,908
2.95%, 11/15/2024	9,118,000	8,804,159
2.95%, 5/15/2025	20,557,000	19,616,517
3.40%, 7/8/2024 (a)	9,337,000	9,133,173
5.80%, 11/10/2025 (a)	4,505,000	4,555,591
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,186,000	2,896,998
2.35%, 9/15/2024 (a)	3,516,000	3,372,934
3.85%, 12/15/2025	2,371,000	2,273,339
Salesforce, Inc. 0.63%, 7/15/2024	3,335,000	3,175,787
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	3,877,000	3,739,832
5.00%, 3/28/2026	3,692,000	3,655,892
VMware, Inc.:
1.00%, 8/15/2024	10,311,000	9,763,383
4.50%, 5/15/2025	1,225,000	1,199,165
		179,479,603
TELECOMMUNICATIONS — 2.0%
AT&T, Inc.:
0.90%, 3/25/2024	6,693,000	6,463,698
1.70%, 3/25/2026	14,951,000	13,621,258
3.88%, 1/15/2026	118,000	114,046
5.54%, 2/20/2026	7,595,000	7,596,671
Cisco Systems, Inc.:
2.95%, 2/28/2026 (a)	3,668,000	3,521,243
3.50%, 6/15/2025	3,323,000	3,225,736
Juniper Networks, Inc. 1.20%, 12/10/2025	3,530,000	3,158,891
Motorola Solutions, Inc. 4.00%, 9/1/2024 (a)	94,000	91,749
Rogers Communications, Inc.:
2.95%, 3/15/2025 (a) (e)	10,422,000	9,907,674
3.63%, 12/15/2025	6,593,000	6,234,473
Security Description	Principal Amount	Value
Sprint LLC:
7.63%, 2/15/2025 (a)	$ 1,653,000	$ 1,687,762
7.63%, 3/1/2026	28,276,000	29,363,778
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (a)	6,633,000	5,997,360
2.25%, 2/15/2026	8,115,000	7,474,889
2.63%, 4/15/2026 (a)	13,239,000	12,276,392
3.50%, 4/15/2025	15,381,100	14,799,540
Verizon Communications, Inc.:
0.85%, 11/20/2025	10,265,000	9,264,368
1.45%, 3/20/2026	9,204,000	8,344,530
3.38%, 2/15/2025	7,182,000	6,940,254
3.50%, 11/1/2024 (a)	4,572,000	4,452,808
Vodafone Group PLC 4.13%, 5/30/2025	8,752,000	8,543,090
		163,080,210
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.00%, 11/19/2024	3,984,000	3,829,580
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (a)	896,000	863,027
3.40%, 9/1/2024	4,311,000	4,206,846
3.65%, 9/1/2025 (a)	4,346,000	4,215,750
7.00%, 12/15/2025	515,000	535,461
Canadian National Railway Co.:
2.75%, 3/1/2026	3,173,000	2,989,093
2.95%, 11/21/2024	3,614,000	3,489,353
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	6,939,000	6,523,285
2.90%, 2/1/2025 (a)	3,438,000	3,300,136
CSX Corp.:
3.35%, 11/1/2025	3,203,000	3,064,278
3.40%, 8/1/2024 (a)	980,000	956,843
FedEx Corp. 3.25%, 4/1/2026	3,265,000	3,121,699
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	3,378,000	3,263,351
Norfolk Southern Corp.:
2.90%, 6/15/2026	1,200,000	1,130,292
3.65%, 8/1/2025	2,361,000	2,271,778
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	2,747,000	2,638,466
Series MTN, 3.35%, 9/1/2025	4,530,000	4,304,995
Series MTN, 4.63%, 6/1/2025	3,488,000	3,411,334
Union Pacific Corp.:
2.75%, 3/1/2026	3,508,000	3,318,673
3.25%, 1/15/2025	3,798,000	3,681,629

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.25%, 8/15/2025	$ 3,267,000	$ 3,143,148
3.75%, 7/15/2025	2,109,000	2,048,155
4.75%, 2/21/2026	4,918,000	4,885,836
United Parcel Service, Inc.:
2.20%, 9/1/2024	2,859,000	2,755,905
2.80%, 11/15/2024 (a)	1,714,000	1,656,633
3.90%, 4/1/2025	5,513,000	5,398,109
		77,174,075
TRUCKING & LEASING — 0.0% (d)
GATX Corp. 3.25%, 3/30/2025	400,000	380,516
WATER — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025 (a)	5,412,000	5,236,164
TOTAL CORPORATE BONDS & NOTES (Cost $8,087,115,988)		7,901,308,664
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
AUSTRALIA — 0.1%
National Australia Bank Ltd.:
3.50%, 06/09/2025 (a)	3,366,000	3,251,522
5.20%, 05/13/2025 (a)	6,222,000	6,208,001
		9,459,523
SWITZERLAND — 0.1%
Credit Suisse AG 3.70%, 2/21/2025	11,050,000	10,574,187
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,596,017)		20,033,710
	Shares
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (f) (g)	196,656,891	196,656,891
State Street Navigator Securities Lending Portfolio II (h) (i)	212,370,830	212,370,830
TOTAL SHORT-TERM INVESTMENTS (Cost $409,027,721)		409,027,721
TOTAL INVESTMENTS — 103.8% (Cost $8,516,739,726)		8,330,370,095
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(306,216,913)
NET ASSETS — 100.0%		$ 8,024,153,182

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$7,901,308,664	$—	$7,901,308,664
Foreign Government Obligations	—	20,033,710	—	20,033,710
Short-Term Investments	409,027,721	—	—	409,027,721
TOTAL INVESTMENTS	$409,027,721	$7,921,342,374	$—	$8,330,370,095

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	299,943,060	$299,943,060	$2,495,080,926	$2,598,367,095	$—	$—	196,656,891	$196,656,891	$1,254,296
State Street Navigator Securities Lending Portfolio II	199,472,620	199,472,620	1,251,004,878	1,238,106,668	—	—	212,370,830	212,370,830	675,790
Total		$499,415,680	$3,746,085,804	$3,836,473,763	$—	$—		$409,027,721	$1,930,086
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bonds:
6.00%, 2/15/2026	$ 3,752,600	$ 3,870,455
6.88%, 8/15/2025	2,348,700	2,441,731
7.50%, 11/15/2024	871,800	896,796
7.63%, 2/15/2025	666,900	691,752
U.S. Treasury Notes:
0.25%, 5/31/2025	23,257,200	21,281,246
0.25%, 6/30/2025	75,784,300	69,212,380
0.25%, 7/31/2025	78,806,100	71,695,081
0.25%, 8/31/2025	16,398,500	14,879,076
0.25%, 9/30/2025	26,573,500	24,069,778
0.25%, 10/31/2025	32,942,900	29,730,967
0.38%, 7/15/2024	10,206,400	9,693,289
0.38%, 8/15/2024	87,370,600	82,660,779
0.38%, 9/15/2024	70,126,700	66,091,676
0.38%, 4/30/2025	19,239,700	17,701,276
0.38%, 11/30/2025	29,093,600	26,261,520
0.38%, 12/31/2025	44,586,000	40,186,616
0.38%, 1/31/2026	55,005,100	49,379,969
0.50%, 3/31/2025	44,198,400	40,881,794
0.50%, 2/28/2026	68,492,400	61,530,790
0.63%, 10/15/2024	57,938,100	54,584,027
0.75%, 11/15/2024	72,083,000	67,794,624
0.75%, 3/31/2026	100,542,500	90,873,140
0.75%, 4/30/2026	67,171,400	60,490,995
0.75%, 5/31/2026	149,841,700	134,599,990
0.88%, 6/30/2026	7,348,000	6,620,663
1.00%, 12/15/2024	64,068,700	60,297,156
1.13%, 1/15/2025	60,514,300	56,909,444
1.13%, 2/28/2025	31,363,600	29,396,024
1.25%, 8/31/2024	8,783,900	8,377,302
1.38%, 1/31/2025	5,247,100	4,948,466
1.50%, 9/30/2024 (a)	12,747,400	12,162,812
1.50%, 10/31/2024	19,163,700	18,234,710
1.50%, 11/30/2024	71,773,100	68,142,390
1.50%, 2/15/2025	64,464,700	60,846,115
1.63%, 2/15/2026	79,954,500	74,082,841
1.63%, 5/15/2026	64,778,500	59,788,531
1.75%, 7/31/2024	41,618,300	40,033,228
1.75%, 12/31/2024	58,273,500	55,398,522
1.75%, 3/15/2025	61,767,800	58,426,066
1.88%, 8/31/2024	72,171,500	69,343,843
1.88%, 6/30/2026	34,284,000	31,817,159
2.00%, 2/15/2025	72,481,400	68,979,076
2.00%, 8/15/2025	44,410,500	41,888,123
2.13%, 7/31/2024	39,708,500	38,346,623
2.13%, 9/30/2024	49,389,400	47,489,066
2.13%, 11/30/2024	56,688,500	54,290,311
2.13%, 5/15/2025	32,850,300	31,191,103
2.13%, 5/31/2026	24,923,400	23,311,168
2.25%, 10/31/2024	4,175,000	4,011,914
2.25%, 11/15/2024	40,487,100	38,873,942
2.25%, 12/31/2024	19,173,300	18,358,435
Security Description	Principal Amount	Value
2.25%, 11/15/2025	$ 100,403,400	$ 94,849,837
2.25%, 3/31/2026	29,480,600	27,739,402
2.38%, 8/15/2024	45,931,300	44,449,298
2.38%, 4/30/2026	17,536,800	16,538,025
2.50%, 1/31/2025	24,185,500	23,209,577
2.50%, 2/28/2026	25,754,400	24,410,342
2.63%, 3/31/2025	4,201,100	4,031,743
2.63%, 4/15/2025	51,197,100	49,103,218
2.63%, 12/31/2025	7,112,200	6,773,815
2.63%, 1/31/2026	28,188,500	26,825,322
2.75%, 2/28/2025	13,259,700	12,773,338
2.75%, 5/15/2025	71,824,500	68,982,382
2.75%, 6/30/2025	3,671,800	3,522,203
2.75%, 8/31/2025	20,088,100	19,242,203
2.88%, 4/30/2025	39,327,600	37,862,033
2.88%, 5/31/2025	12,762,500	12,281,912
2.88%, 6/15/2025	60,601,500	58,295,803
2.88%, 7/31/2025	19,082,100	18,339,687
2.88%, 11/30/2025	7,304,300	7,000,715
3.00%, 7/31/2024	105,233,200	102,577,707
3.00%, 7/15/2025	78,658,900	75,807,515
3.00%, 9/30/2025	16,099,900	15,492,380
3.00%, 10/31/2025	11,226,600	10,796,832
3.13%, 8/15/2025	109,896,100	106,127,008
3.25%, 8/31/2024	90,824,000	88,645,644
3.50%, 9/15/2025	120,288,300	117,027,360
3.63%, 5/15/2026 (a)	87,685,300	85,554,822
3.75%, 4/15/2026	158,948,700	155,583,459
3.88%, 3/31/2025	134,208,100	131,576,364
3.88%, 4/30/2025	145,907,200	143,074,549
3.88%, 1/15/2026 (a)	113,335,100	111,227,775
4.00%, 12/15/2025	75,435,900	74,257,214
4.00%, 2/15/2026	135,462,700	133,399,011
4.13%, 1/31/2025	130,172,000	128,132,978
4.13%, 6/15/2026	131,357,500	130,013,139
4.25%, 9/30/2024	117,833,400	116,277,631
4.25%, 12/31/2024	96,423,500	95,082,611
4.25%, 5/31/2025 (a)	164,228,400	162,162,715
4.25%, 10/15/2025	151,346,100	149,655,281
4.38%, 10/31/2024	180,751,700	178,569,971
4.50%, 11/30/2024	129,121,500	127,754,628
4.50%, 11/15/2025	77,266,900	76,874,529
4.63%, 2/28/2025	162,382,800	161,126,871
4.63%, 6/30/2025	91,508,000	91,089,780
4.63%, 3/15/2026	97,654,600	97,769,039
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,654,368,469)		5,544,952,448
Shares
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b) (c)	5,859,569	5,859,569

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	68,740,559	$ 68,740,559
TOTAL SHORT-TERM INVESTMENTS (Cost $74,600,128)		74,600,128
TOTAL INVESTMENTS — 100.4% (Cost $5,728,968,597)		5,619,552,576
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(21,676,843)
NET ASSETS — 100.0%		$ 5,597,875,733

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$5,544,952,448	$—	$5,544,952,448
Short-Term Investments	74,600,128	—	—	74,600,128
TOTAL INVESTMENTS	$74,600,128	$5,544,952,448	$—	$5,619,552,576

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,611,995	$ 3,611,995	$ 230,903,927	$ 228,656,353	$—	$—	5,859,569	$ 5,859,569	$ 256,407
State Street Navigator Securities Lending Portfolio II	289,013,151	289,013,151	4,655,034,646	4,875,307,238	—	—	68,740,559	68,740,559	909,296
Total		$292,625,146	$4,885,938,573	$5,103,963,591	$—	$—		$74,600,128	$1,165,703
See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$ 19,510,539	$ 13,036,795
0.13%, 2/15/2052	22,003,414	14,615,887
0.25%, 2/15/2050	17,507,951	12,262,460
0.63%, 2/15/2043	29,466,689	24,205,787
0.75%, 2/15/2042	30,982,590	26,362,214
0.75%, 2/15/2045	29,401,654	24,339,007
0.88%, 2/15/2047	24,970,850	20,981,581
1.00%, 2/15/2046	25,344,058	22,026,404
1.00%, 2/15/2048	24,499,674	21,105,399
1.00%, 2/15/2049	19,771,761	17,028,722
1.38%, 2/15/2044	28,296,285	26,681,535
1.50%, 2/15/2053	10,772,050	10,487,282
1.75%, 1/15/2028	22,826,169	22,573,029
2.00%, 1/15/2026	35,171,890	34,714,709
2.13%, 2/15/2040	22,850,807	24,559,339
2.13%, 2/15/2041	33,127,939	35,693,876
2.38%, 1/15/2025	51,263,513	50,749,092
2.38%, 1/15/2027	26,617,588	26,765,272
2.50%, 1/15/2029	22,422,846	23,111,889
3.38%, 4/15/2032	9,514,239	10,833,603
3.63%, 4/15/2028	30,910,355	33,196,067
3.88%, 4/15/2029	41,193,545	45,540,781
U.S. Treasury Inflation-Indexed Notes:
0.13%, 7/15/2024	51,248,492	49,729,481
0.13%, 10/15/2024 (a)	40,148,458	38,734,273
0.13%, 4/15/2025	38,801,543	36,923,043
0.13%, 10/15/2025	37,386,466	35,462,054
0.13%, 4/15/2026	44,692,062	41,917,541
0.13%, 7/15/2026	45,412,814	42,668,339
0.13%, 10/15/2026	41,173,192	38,509,804
0.13%, 4/15/2027	45,352,572	41,986,410
0.13%, 1/15/2030	51,745,340	46,445,077
0.13%, 7/15/2030	47,550,094	42,655,872
0.13%, 1/15/2031	51,791,107	46,056,258
0.13%, 7/15/2031	47,620,787	42,265,413
0.13%, 1/15/2032	56,181,623	49,497,147
0.25%, 1/15/2025	53,262,944	51,064,608
0.25%, 7/15/2029	46,426,808	42,423,404
0.38%, 7/15/2025	48,098,748	46,042,955
0.38%, 1/15/2027	45,864,762	43,045,200
Security Description	Principal Amount	Value
0.38%, 7/15/2027	$ 44,737,283	$ 41,948,631
0.50%, 1/15/2028	47,544,786	44,489,716
0.63%, 1/15/2024	519	510
0.63%, 1/15/2026	55,265,569	52,717,014
0.63%, 7/15/2032	54,002,290	49,673,550
0.75%, 7/15/2028	43,854,404	41,586,334
0.88%, 1/15/2029	47,586,210	45,073,278
1.13%, 1/15/2033 (a)	47,473,564	45,516,821
1.25%, 4/15/2028	30,104,331	29,131,883
1.63%, 10/15/2027	40,613,288	40,029,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,904,074,311)		1,666,465,225
	Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07%(b) (c)	1,296,604	1,296,604
State Street Navigator Securities Lending Portfolio II (d) (e)	56,402,073	56,402,073
TOTAL SHORT-TERM INVESTMENTS (Cost $57,698,677)		57,698,677
TOTAL INVESTMENTS — 102.5% (Cost $1,961,772,988)		1,724,163,902
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(42,828,821)
NET ASSETS — 100.0%		$ 1,681,335,081
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,666,465,225	$—	$1,666,465,225
Short-Term Investments	57,698,677	—	—	57,698,677
TOTAL INVESTMENTS	$57,698,677	$1,666,465,225	$—	$1,724,163,902

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	874,039	$ 874,039	$ 179,054,640	$ 178,632,075	$—	$—	1,296,604	$ 1,296,604	$ 114,639
State Street Navigator Securities Lending Portfolio II	17,288,079	17,288,079	1,778,552,120	1,739,438,126	—	—	56,402,073	56,402,073	239,512
Total		$ 18,162,118	$1,957,606,760	$1,918,070,201	$—	$—		$57,698,677	$354,151
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$ 748,500	$ 786,159
5.25%, 2/15/2029	1,136,100	1,196,633
5.38%, 2/15/2031	274,000	299,088
5.50%, 8/15/2028	1,425,600	1,510,022
6.13%, 11/15/2027	1,540,000	1,653,695
6.13%, 8/15/2029	948,100	1,051,428
6.25%, 5/15/2030	538,300	609,372
6.38%, 8/15/2027	1,119,500	1,204,948
6.50%, 11/15/2026	852,100	905,023
6.63%, 2/15/2027	142,800	153,320
6.75%, 8/15/2026	107,400	114,121
U.S. Treasury Notes:
0.38%, 7/31/2027	20,748,800	17,748,329
0.38%, 9/30/2027	15,158,300	12,899,950
0.50%, 4/30/2027	5,195,800	4,502,485
0.50%, 5/31/2027	23,495,400	20,307,001
0.50%, 6/30/2027	23,990,800	20,680,819
0.50%, 8/31/2027	34,180,800	29,323,388
0.50%, 10/31/2027	15,703,900	13,404,751
0.63%, 7/31/2026	17,499,900	15,591,317
0.63%, 3/31/2027	80,898,600	70,634,590
0.63%, 11/30/2027	36,491,500	31,251,549
0.63%, 12/31/2027	50,554,600	43,200,486
0.63%, 5/15/2030	55,980,900	44,854,696
0.63%, 8/15/2030	96,073,900	76,543,878
0.75%, 8/31/2026	25,488,300	22,734,369
0.75%, 1/31/2028	20,683,200	17,742,308
0.88%, 9/30/2026	26,070,800	23,327,256
0.88%, 11/15/2030	48,651,200	39,377,065
1.00%, 7/31/2028	70,103,400	60,130,096
1.13%, 10/31/2026	41,745,600	37,541,688
1.13%, 2/28/2027	29,941,600	26,718,200
1.13%, 2/29/2028	12,347,600	10,760,741
1.13%, 8/31/2028	50,391,200	43,423,042
1.13%, 2/15/2031	38,355,000	31,546,988
1.25%, 11/30/2026	34,289,300	30,895,195
1.25%, 12/31/2026	47,429,000	42,689,806
1.25%, 3/31/2028	18,401,800	16,101,575
1.25%, 4/30/2028	30,000,500	26,208,249
1.25%, 5/31/2028	44,243,900	38,602,803
1.25%, 6/30/2028	42,866,400	37,320,560
1.25%, 9/30/2028	24,804,700	21,473,506
1.25%, 8/15/2031	42,311,300	34,728,322
1.38%, 8/31/2026	6,121,200	5,570,292
1.38%, 10/31/2028	13,729,100	11,945,390
1.38%, 12/31/2028	8,940,200	7,755,624
1.38%, 11/15/2031	61,050,500	50,338,045
1.50%, 8/15/2026	42,485,400	38,834,311
1.50%, 1/31/2027	36,107,000	32,710,685
1.50%, 11/30/2028	64,100,300	56,072,739
1.50%, 2/15/2030	25,902,400	22,191,072
1.63%, 9/30/2026	11,772,200	10,782,599
Security Description	Principal Amount	Value
1.63%, 10/31/2026	$ 4,251,800	$ 3,887,740
1.63%, 11/30/2026	2,476,600	2,260,865
1.63%, 8/15/2029	2,047,200	1,785,702
1.63%, 5/15/2031	27,715,000	23,557,750
1.75%, 12/31/2026	78,435,100	71,829,394
1.75%, 1/31/2029	118,986,500	105,200,799
1.75%, 11/15/2029	49,235,000	43,180,634
1.88%, 7/31/2026	4,555,100	4,217,382
1.88%, 2/28/2027	60,369,200	55,346,294
1.88%, 2/28/2029	18,743,600	16,670,089
1.88%, 2/15/2032	53,128,700	45,516,353
2.00%, 11/15/2026	18,823,200	17,412,931
2.25%, 2/15/2027	15,333,300	14,259,969
2.25%, 8/15/2027	9,059,200	8,374,098
2.25%, 11/15/2027	21,486,300	19,789,218
2.38%, 5/15/2027	58,848,400	54,793,377
2.38%, 3/31/2029	46,333,800	42,312,171
2.38%, 5/15/2029	18,014,300	16,422,568
2.50%, 3/31/2027	12,534,200	11,746,896
2.63%, 5/31/2027	58,147,600	54,640,573
2.63%, 2/15/2029	49,066,000	45,455,049
2.63%, 7/31/2029	34,106,500	31,511,209
2.75%, 4/30/2027	87,873,100	83,012,619
2.75%, 7/31/2027	117,161,600	110,461,421
2.75%, 2/15/2028	20,145,000	18,934,726
2.75%, 5/31/2029	33,190,400	30,903,374
2.75%, 8/15/2032	119,207,200	109,298,101
2.88%, 5/15/2028	25,262,100	23,839,133
2.88%, 8/15/2028	27,791,800	26,182,915
2.88%, 4/30/2029	58,358,800	54,734,172
2.88%, 5/15/2032	116,765,500	108,281,757
3.13%, 8/31/2027	68,355,300	65,380,777
3.13%, 11/15/2028	21,193,900	20,192,157
3.13%, 8/31/2029	84,585,500	80,356,225
3.25%, 6/30/2027	48,633,300	46,775,356
3.25%, 6/30/2029	60,295,200	57,690,259
3.38%, 5/15/2033 (a)	115,192,100	111,106,380
3.50%, 1/31/2028	80,431,300	78,112,617
3.50%, 4/30/2028	42,394,400	41,192,122
3.50%, 1/31/2030	81,577,600	79,181,258
3.50%, 4/30/2030	73,273,400	71,166,790
3.50%, 2/15/2033 (a)	91,451,100	89,093,376
3.63%, 3/31/2028	48,416,200	47,296,575
3.63%, 5/31/2028 (a)	124,993,300	122,268,837
3.63%, 3/31/2030	45,893,800	44,904,215
3.75%, 5/31/2030	116,243,000	114,644,659
3.75%, 6/30/2030	24,979,900	24,648,136
3.88%, 11/30/2027	66,662,200	65,724,763
3.88%, 12/31/2027	125,093,500	123,363,692
3.88%, 9/30/2029	56,468,700	55,921,659
3.88%, 11/30/2029	36,873,000	36,547,481
3.88%, 12/31/2029	26,965,500	26,737,979
4.00%, 2/29/2028	121,039,700	120,169,727
4.00%, 6/30/2028	15,000,000	14,917,969
4.00%, 10/31/2029	18,435,900	18,392,691

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.00%, 2/28/2030	$ 106,950,100	$ 106,899,967
4.13%, 9/30/2027	94,866,500	94,340,288
4.13%, 10/31/2027	37,946,500	37,747,874
4.13%, 11/15/2032	96,080,400	98,197,171
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,594,728,956)		4,356,739,853
	Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.07% (b) (c)	7,557,777	7,557,777
State Street Navigator Securities Lending Portfolio II (d) (e)	106,444,568	106,444,568
TOTAL SHORT-TERM INVESTMENTS (Cost $114,002,345)		114,002,345
TOTAL INVESTMENTS — 101.7% (Cost $4,708,731,301)		4,470,742,198
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(75,661,129)
NET ASSETS — 100.0%		$ 4,395,081,069

(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2023.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$4,356,739,853	$—	$4,356,739,853
Short-Term Investments	114,002,345	—	—	114,002,345
TOTAL INVESTMENTS	$114,002,345	$4,356,739,853	$—	$4,470,742,198

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,055,876	$ 5,055,876	$ 202,894,337	$ 200,392,436	$—	$—	7,557,777	$ 7,557,777	$ 214,311
State Street Navigator Securities Lending Portfolio II	268,611,226	268,611,226	5,976,016,458	6,138,183,116	—	—	106,444,568	106,444,568	406,379
Total		$273,667,102	$6,178,910,795	$6,338,575,552	$—	$—		$ 114,002,345	$620,690
See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 724,000	$ 611,722
Clear Channel International BV 6.63%, 8/1/2025 (a) (b)	350,000	348,810
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	1,129,000	1,026,814
7.50%, 6/1/2029 (a) (b)	899,000	666,078
7.75%, 4/15/2028 (a) (b)	719,000	564,027
CMG Media Corp. 8.88%, 12/15/2027 (a)	928,000	657,804
Lamar Media Corp.:
3.63%, 1/15/2031	514,000	433,425
3.75%, 2/15/2028	438,000	399,736
4.00%, 2/15/2030	406,000	357,515
4.88%, 1/15/2029	365,000	339,611
National CineMedia LLC 5.88%, 4/15/2028 (a) (c)	509,000	154,588
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	437,000	367,325
4.63%, 3/15/2030 (a)	400,000	335,004
5.00%, 8/15/2027 (a)	688,000	624,298
6.25%, 6/15/2025 (a)	235,000	235,040
Stagwell Global LLC 5.63%, 8/15/2029 (a)	947,000	815,102
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	532,000	453,147
		8,390,046
AEROSPACE & DEFENSE — 2.3%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	671,000	634,229
7.13%, 6/15/2026 (a)	1,102,000	1,094,672
7.45%, 5/1/2034 (a)	480,000	539,942
7.50%, 3/15/2025 (a)	476,100	477,333
7.50%, 2/1/2029 (a) (b)	703,000	694,873
7.88%, 4/15/2027 (a)	1,692,000	1,688,041
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	250,000	226,028
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	257,000	225,129
5.13%, 10/1/2024	703,000	696,504
5.90%, 2/1/2027	596,000	601,459
5.95%, 2/1/2037	466,000	474,765
6.75%, 1/15/2028	269,000	278,961
6.88%, 5/1/2025	494,000	502,087
Moog, Inc. 4.25%, 12/15/2027 (a)	343,000	318,476
Security Description	Principal Amount	Value
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	$ 951,000	$ 899,437
5.75%, 10/15/2027 (a)	829,000	810,853
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	418,000	390,140
4.60%, 6/15/2028 (b)	502,000	420,801
7.50%, 4/15/2025 (a)	1,057,000	1,049,252
9.38%, 11/30/2029 (a)	871,000	933,668
TransDigm U.K. Holdings PLC 6.88%, 5/15/2026	428,000	424,940
TransDigm, Inc.:
4.63%, 1/15/2029	902,000	802,158
4.88%, 5/1/2029	632,000	566,171
5.50%, 11/15/2027	2,373,000	2,244,099
6.25%, 3/15/2026 (a)	3,991,000	3,971,524
6.38%, 6/15/2026	930,000	918,533
6.75%, 8/15/2028 (a)	1,861,000	1,870,901
7.50%, 3/15/2027	482,000	481,923
Triumph Group, Inc.:
7.75%, 8/15/2025 (b)	551,000	535,622
9.00%, 3/15/2028 (a)	835,000	853,554
		25,626,075
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	391,000	379,227
6.00%, 6/15/2030 (a)	834,000	815,002
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	118,000	107,701
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	822,000	715,477
10.50%, 11/1/2026 (a)	522,000	523,644
		2,541,051
AIRLINES — 1.8%
Air Canada 3.88%, 8/15/2026 (a)	947,000	877,945
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	467,000	465,323
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	411,000	390,631
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	535,000	532,116
11.75%, 7/15/2025 (a)	2,052,000	2,251,331
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	3,590,600	3,559,398
5.75%, 4/20/2029 (a)	2,702,000	2,625,939
Delta Air Lines, Inc.:
2.90%, 10/28/2024	690,000	662,345
3.75%, 10/28/2029	413,000	371,514
4.38%, 4/19/2028 (b)	295,000	277,648
7.38%, 1/15/2026 (b)	805,000	839,269

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	$ 1,143,000	$ 1,082,135
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a)	1,006,200	1,016,468
United Airlines Holdings, Inc. 4.88%, 1/15/2025	402,000	394,720
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	1,855,000	1,762,473
4.63%, 4/15/2029 (a)	1,670,000	1,521,788
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	901,000	725,485
7.88%, 5/1/2027 (a)	591,000	531,102
9.50%, 6/1/2028 (a)	460,000	422,602
		20,310,232
APPAREL — 0.3%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	355,000	286,386
4.25%, 3/15/2029 (a)	254,000	216,652
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a) (b)	821,000	766,436
9.00%, 2/15/2031 (a) (b)	553,000	557,181
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	443,000	373,533
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	264,000	219,115
Under Armour, Inc. 3.25%, 6/15/2026	477,000	438,310
William Carter Co. 5.63%, 3/15/2027 (a)	462,000	450,986
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	525,000	418,042
		3,726,641
AUTO MANUFACTURERS — 3.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	876,000	743,303
4.75%, 10/1/2027 (a)	330,000	312,536
5.88%, 6/1/2029 (a)	358,000	349,376
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025 (a) (b)	888,000	894,829
Ford Holdings LLC 9.30%, 3/1/2030	420,000	473,206
Ford Motor Co.:
3.25%, 2/12/2032	2,113,000	1,659,381
4.35%, 12/8/2026 (b)	1,271,000	1,230,557
4.75%, 1/15/2043	1,798,000	1,380,379
5.29%, 12/8/2046	1,388,000	1,139,812
6.10%, 8/19/2032 (b)	1,532,000	1,485,473
6.63%, 10/1/2028 (b)	348,000	358,054
Security Description	Principal Amount	Value
7.40%, 11/1/2046	$ 341,000	$ 350,906
7.45%, 7/16/2031 (b)	906,000	965,723
9.63%, 4/22/2030	420,000	488,288
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	913,000	852,724
2.70%, 8/10/2026	1,470,000	1,312,445
2.90%, 2/16/2028	717,000	613,816
2.90%, 2/10/2029	613,000	507,969
3.38%, 11/13/2025	1,844,000	1,713,703
3.63%, 6/17/2031	777,000	636,402
3.66%, 9/8/2024	1,183,000	1,143,263
3.82%, 11/2/2027	808,000	723,071
4.00%, 11/13/2030	1,212,000	1,036,090
4.06%, 11/1/2024	1,404,000	1,359,942
4.13%, 8/4/2025	1,371,000	1,301,449
4.13%, 8/17/2027	1,223,000	1,115,254
4.27%, 1/9/2027	797,000	737,528
Series GMTN, 4.39%, 1/8/2026	1,172,000	1,110,646
4.54%, 8/1/2026	895,000	841,157
4.69%, 6/9/2025	754,000	726,864
4.95%, 5/28/2027	1,092,000	1,030,367
5.11%, 5/3/2029	1,222,000	1,132,232
5.13%, 6/16/2025	1,517,000	1,473,280
6.80%, 5/12/2028	1,352,000	1,355,069
6.95%, 3/6/2026	606,000	609,072
6.95%, 6/10/2026	464,000	466,371
7.20%, 6/10/2030	406,000	410,166
7.35%, 11/4/2027	1,024,000	1,047,900
7.35%, 3/6/2030	1,073,000	1,095,308
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	427,000	375,909
5.50%, 7/15/2029 (a)	329,000	282,391
5.88%, 1/15/2028 (a)	706,000	638,478
7.75%, 10/15/2025 (a)	626,000	628,091
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	579,000	566,123
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	579,000	492,891
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	433,000	425,375
Wabash National Corp. 4.50%, 10/15/2028 (a)	273,000	236,765
		39,829,934
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	787,000	748,469
7.00%, 4/15/2028 (a)	104,000	105,466
8.25%, 4/15/2031 (a)	321,000	326,727
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	547,000	455,306
6.50%, 4/1/2027 (b)	501,000	475,229
6.88%, 7/1/2028 (b)	275,000	257,287

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Clarios Global LP 6.75%, 5/15/2025 (a)	$ 515,000	$ 515,943
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	768,000	762,447
6.75%, 5/15/2028 (a) (b)	576,000	574,957
8.50%, 5/15/2027 (a) (b)	1,223,000	1,226,204
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	480,865	277,873
13.50%, 3/31/2027 (a)	551,858	562,332
Dana, Inc.:
4.25%, 9/1/2030	386,000	323,954
4.50%, 2/15/2032 (b)	270,000	224,000
5.38%, 11/15/2027	358,000	341,428
5.63%, 6/15/2028 (b)	371,000	350,959
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	373,000	341,433
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	558,000	454,441
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	526,000	501,588
5.00%, 5/31/2026 (b)	878,000	858,078
5.00%, 7/15/2029 (b)	788,000	710,634
5.25%, 4/30/2031	452,000	398,122
5.25%, 7/15/2031 (b)	559,000	485,609
5.63%, 4/30/2033 (b)	239,000	210,872
9.50%, 5/31/2025	729,000	747,108
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	715,000	658,737
6.00%, 5/15/2027 (a)	279,000	262,905
6.38%, 5/15/2029 (a)	479,000	447,434
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	439,000	359,866
Titan International, Inc. 7.00%, 4/30/2028	550,000	513,865
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	369,000	110,700
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	929,000	904,651
6.88%, 4/14/2028 (a)	548,000	555,880
7.13%, 4/14/2030 (a)	540,000	549,893
		16,600,397
BANKS — 1.0%
Dresdner Funding Trust I 8.15%, 6/30/2031 (a) (b)	869,000	926,597
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	416,000	361,845
7.63%, 5/1/2026 (a)	481,000	438,066
8.13%, 11/15/2024 (a)	287,000	284,351
8.25%, 4/15/2025 (a)	550,000	536,833
Security Description	Principal Amount	Value
Intesa Sanpaolo SpA:
1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (d)	$ 709,000	$ 528,099
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (d)	739,000	486,550
5.02%, 6/26/2024 (a)	739,000	715,596
5.71%, 1/15/2026 (a)	1,297,000	1,233,628
Pacific Western Bank 3 Month SOFR + 2.52%, 3.25%, 5/1/2031 (d)	490,000	253,178
Popular, Inc. 7.25%, 3/13/2028	244,000	243,883
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (d)	644,000	620,526
Texas Capital Bancshares, Inc. 5 Year CMT + 3.15%, 4.00%, 5/6/2031 (d)	640,000	464,685
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (d)	1,331,900	1,128,652
5 Year US ISDA + 3.70%, 5.86%, 6/19/2032 (a) (d)	1,011,000	917,604
5 Year US ISDA + 4.91%, 7.30%, 4/2/2034 (a) (d)	1,129,000	1,066,194
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (d)	601,000	445,816
		10,652,103
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	615,000	526,618
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	682,000	584,072
		1,110,690
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	509,000	293,555
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a) (b)	766,000	664,850
		958,405
CHEMICALS — 2.6%
Ashland, Inc.:
3.38%, 9/1/2031 (a)	403,000	322,001
6.88%, 5/15/2043	172,000	171,680
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	774,000	558,797
7.50%, 9/30/2029 (a)	650,000	406,737
Avient Corp.:
5.75%, 5/15/2025 (a)	616,000	609,470
7.13%, 8/1/2030 (a)	659,000	666,546
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	625,000	532,256

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	$ 361,000	$ 341,578
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	587,000	580,003
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	418,000	353,181
5.38%, 5/15/2027	635,000	599,300
5.75%, 11/15/2028 (a)	513,000	471,391
Cornerstone Chemical Co.:
6.75%, 8/15/2024 (a)	18,000	17,530
10.25%, 9/1/2027 (a)	536,000	476,129
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	609,000	530,530
Diamond BC BV 4.63%, 10/1/2029 (a) (b)	432,000	440,960
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	715,000	623,945
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	495,000	458,221
HB Fuller Co.:
4.00%, 2/15/2027	98,000	92,473
4.25%, 10/15/2028	323,000	288,365
Herens Holdco SARL 4.75%, 5/15/2028 (a)	306,000	235,452
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	558,000	487,586
INEOS Finance PLC 6.75%, 5/15/2028 (a) (b)	320,000	308,630
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	624,000	570,036
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	639,000	545,917
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	163,000	162,891
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	315,000	232,120
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	403,000	340,342
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	462,000	403,414
Methanex Corp.:
4.25%, 12/1/2024 (b)	199,000	193,770
5.13%, 10/15/2027	661,000	617,744
5.25%, 12/15/2029 (b)	593,000	541,522
5.65%, 12/1/2044	231,000	189,894
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	436,000	397,580
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	590,000	481,375
5.00%, 5/1/2025 (a)	357,000	341,585
Security Description	Principal Amount	Value
5.25%, 6/1/2027 (a)	$ 1,065,000	$ 949,085
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	420,000	372,607
Olin Corp.:
5.00%, 2/1/2030 (b)	370,000	342,269
5.13%, 9/15/2027	483,000	462,642
5.63%, 8/1/2029 (b)	621,000	598,470
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	711,000	561,932
6.25%, 10/1/2029 (a) (b)	368,000	265,611
7.13%, 10/1/2027 (a)	540,000	490,217
9.75%, 11/15/2028 (a)	1,500,000	1,462,725
Polar U.S. Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	257,000	152,817
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	539,000	522,183
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a) (b)	804,371	693,553
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	957,000	858,075
6.63%, 5/1/2029 (a) (b)	547,000	458,479
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	681,000	619,608
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	653,000	519,723
SPCM SA:
3.13%, 3/15/2027 (a)	92,000	82,521
3.38%, 3/15/2030 (a)	548,000	456,720
TPC Group, Inc. 13.00%, 12/16/2027 (a)	350,000	349,314
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	707,000	338,384
5.38%, 9/1/2025 (a)	411,000	341,344
Tronox, Inc. 4.63%, 3/15/2029 (a)	955,000	792,898
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	464,000	377,302
4.25%, 2/15/2030 (a) (b)	235,000	231,000
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (c)	209,000	6,015
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	608,000	465,874
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	521,000	485,129
5.63%, 8/15/2029 (a) (b)	1,175,000	960,233

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
7.38%, 3/1/2031 (a)	$ 342,000	$ 337,137
		29,144,818
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	268,000	267,882
Conuma Resources Ltd. 13.13%, 5/1/2028 (a)	200,000	189,962
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	551,000	464,835
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a) (b)	251,000	252,428
		1,175,107
COMMERCIAL SERVICES — 4.4%
ADT Security Corp.:
4.13%, 8/1/2029 (a) (b)	884,000	765,349
4.88%, 7/15/2032 (a)	701,000	602,271
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	400,000	363,392
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	667,000	627,200
Albion Financing 2 SARL 8.75%, 4/15/2027 (a) (b)	413,000	386,328
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	837,000	620,133
6.63%, 7/15/2026 (a)	1,761,000	1,670,555
9.75%, 7/15/2027 (a)	1,087,000	957,321
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	1,753,000	1,479,736
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	391,000	364,772
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	385,000	337,487
4.63%, 10/1/2027 (a)	389,000	361,151
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	124,000	107,388
4.75%, 10/15/2029 (a)	102,000	91,812
Aptim Corp. 7.75%, 6/15/2025 (a)	457,000	370,814
APX Group, Inc.:
5.75%, 7/15/2029 (a)	910,000	791,154
6.75%, 2/15/2027 (a)	460,000	451,265
ASGN, Inc. 4.63%, 5/15/2028 (a)	506,000	462,828
Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	$ 409,000	$ 376,178
5.38%, 3/1/2029 (a) (b)	459,000	425,713
5.75%, 7/15/2027 (a) (b)	348,000	333,885
5.75%, 7/15/2027 (a)	346,000	328,648
Block, Inc.:
2.75%, 6/1/2026	764,000	695,660
3.50%, 6/1/2031	788,000	653,551
Brink's Co.:
4.63%, 10/15/2027 (a)	430,000	400,124
5.50%, 7/15/2025 (a)	389,000	384,880
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	569,000	489,721
Cimpress PLC 7.00%, 6/15/2026	452,000	410,222
CoreCivic, Inc.:
4.75%, 10/15/2027 (b)	368,000	319,085
8.25%, 4/15/2026	642,000	649,749
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	708,000	570,960
CPI CG, Inc. 8.63%, 3/15/2026 (a)	445,000	429,852
Deluxe Corp. 8.00%, 6/1/2029 (a)	443,000	347,055
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	503,000	460,713
6.00%, 6/1/2029 (a)	404,000	332,225
7.75%, 2/15/2028 (a)	283,000	282,491
9.50%, 11/1/2027 (a)	563,000	543,999
Gartner, Inc.:
3.63%, 6/15/2029 (a)	532,000	469,144
3.75%, 10/1/2030 (a)	606,000	528,250
4.50%, 7/1/2028 (a)	754,000	706,792
GEO Group, Inc. 10.50%, 6/30/2028	270,000	272,762
Graham Holdings Co. 5.75%, 6/1/2026 (a)	364,000	358,835
Grand Canyon University:
4.13%, 10/1/2024	507,000	479,784
5.13%, 10/1/2028	416,000	379,937
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	980,000	940,849
Hertz Corp.:
4.63%, 12/1/2026 (a)	461,000	416,159
5.00%, 12/1/2029 (a)	899,000	742,655
Korn Ferry 4.63%, 12/15/2027 (a)	204,000	192,072
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	533,000	486,538
Matthews International Corp. 5.25%, 12/1/2025 (a)	244,000	235,365

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	$ 576,000	$ 496,477
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	350,000	306,789
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	1,186,000	1,010,816
5.75%, 11/1/2028 (a) (b)	686,000	516,325
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	2,476,000	2,273,736
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	825,000	744,208
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a) (b)	518,000	409,096
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	567,000	324,420
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	866,000	764,115
5.75%, 4/15/2026 (a)	1,194,000	1,171,242
6.25%, 1/15/2028 (a)	1,206,000	1,129,310
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	366,000	321,677
Sabre Global, Inc.:
7.38%, 9/1/2025 (a)	687,000	609,795
9.25%, 4/15/2025 (a)	110,000	102,516
11.25%, 12/15/2027 (a)	744,000	630,413
Service Corp. International:
3.38%, 8/15/2030	676,000	565,440
4.00%, 5/15/2031	452,000	386,722
4.63%, 12/15/2027	474,000	448,774
5.13%, 6/1/2029	705,000	665,612
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	508,000	479,242
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	338,000	189,604
Sotheby's 7.38%, 10/15/2027 (a)	978,000	880,699
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	264,000	204,780
StoneMor, Inc. 8.50%, 5/15/2029 (a)	404,000	342,560
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	162,000	141,159
United Rentals North America, Inc.:
3.75%, 1/15/2032	872,000	739,395
3.88%, 11/15/2027	472,000	441,141
3.88%, 2/15/2031	851,000	737,562
4.00%, 7/15/2030	662,000	586,128
Security Description	Principal Amount	Value
4.88%, 1/15/2028	$ 1,504,000	$ 1,430,936
5.25%, 1/15/2030	690,000	658,729
5.50%, 5/15/2027	299,000	294,321
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	434,000	386,651
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	691,000	691,795
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	828,000	775,381
Williams Scotsman International, Inc.:
4.63%, 8/15/2028 (a)	374,000	343,425
6.13%, 6/15/2025 (a)	417,000	416,533
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	383,000	229,781
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	552,000	472,015
		48,774,129
COMPUTERS — 1.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	410,000	333,408
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	602,000	495,139
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	434,000	373,965
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	1,072,000	98,924
KBR, Inc. 4.75%, 9/30/2028 (a)	131,000	120,046
McAfee Corp. 7.38%, 2/15/2030 (a)	1,776,000	1,544,001
NCR Corp.:
5.00%, 10/1/2028 (a)	602,000	538,501
5.13%, 4/15/2029 (a)	1,083,000	958,812
5.25%, 10/1/2030 (a)	511,000	445,091
5.75%, 9/1/2027 (a)	378,000	377,974
6.13%, 9/1/2029 (a)	402,000	402,454
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	421,000	395,146
8.25%, 2/1/2028 (a)	561,000	533,348
Science Applications International Corp. 4.88%, 4/1/2028 (a)	254,000	238,234
Seagate HDD Cayman:
3.13%, 7/15/2029	797	615
4.09%, 6/1/2029	395,000	347,489
4.13%, 1/15/2031	252,000	206,789
4.75%, 1/1/2025	465,000	458,216
4.88%, 6/1/2027	436,000	417,544
5.75%, 12/1/2034	398,000	352,855
9.63%, 12/1/2032 (a)	779,485	861,643

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	$ 149,000	$ 148,842
Unisys Corp. 6.88%, 11/1/2027 (a)	507,000	364,898
Vericast Corp.:
11.00%, 9/15/2026 (a)	1,123,870	1,171,354
12.50%, 12/15/2027 (a)	100,000	112,653
Virtusa Corp. 7.13%, 12/15/2028 (a)	246,000	201,686
Western Digital Corp.:
2.85%, 2/1/2029	1,559,000	1,246,779
3.10%, 2/1/2032	259,000	191,725
4.75%, 2/15/2026	1,186,000	1,130,163
		14,068,294
CONSTRUCTION MATERIALS — 1.6%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	346,000	311,217
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	1,163,000	1,012,264
5.00%, 3/1/2030 (a)	373,000	348,624
6.38%, 6/15/2032 (a)	591,000	587,023
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	847,000	803,413
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	393,000	312,242
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	467,000	365,852
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	576,000	551,439
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	2,075,000	2,058,960
Griffon Corp. 5.75%, 3/1/2028	829,000	775,281
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	381,000	359,416
JELD-WEN, Inc.:
4.63%, 12/15/2025 (a) (b)	174,000	169,653
4.88%, 12/15/2027 (a)	362,000	320,598
6.25%, 5/15/2025 (a)	168,000	169,749
Knife River Corp. 7.75%, 5/1/2031 (a)	495,000	502,742
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	195,000	170,670
Masonite International Corp.:
3.50%, 2/15/2030 (a)	516,000	435,545
5.38%, 2/1/2028 (a)	440,000	418,788
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	512,000	424,725
Security Description	Principal Amount	Value
New Enterprise Stone & Lime Co., Inc.:
5.25%, 7/15/2028 (a)	$ 572,000	$ 523,992
9.75%, 7/15/2028 (a)	200,000	193,066
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	605,000	555,608
PGT Innovations, Inc. 4.38%, 10/1/2029 (a) (b)	404,000	378,855
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	1,043,000	986,626
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	989,000	796,372
4.38%, 7/15/2030 (a)	1,377,000	1,193,322
4.75%, 1/15/2028 (a)	959,000	893,414
5.00%, 2/15/2027 (a)	910,000	867,312
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	567,000	536,184
6.50%, 3/15/2027 (a)	177,000	176,453
Victors Merger Corp. 6.38%, 5/15/2029 (a)	468,000	320,889
		17,520,294
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	323,000	277,609
4.00%, 1/15/2028 (a)	637,000	580,740
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	565,000	526,331
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a) (b)	391,000	381,155
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,028,000	893,013
OPENLANE, Inc. 5.13%, 6/1/2025 (a)	95,000	93,324
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	452,000	375,571
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	256,000	258,921
7.75%, 3/15/2031 (a) (b)	600,000	624,282
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	305,000	311,692
Wesco Aircraft Holdings, Inc.:
10.50%, 11/15/2026 (a) (c)	243,000	223,560
REGS, 13.13%, 11/15/2027 (a) (c)	208,000	15,719
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	501,000	498,340
		5,060,257

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	$ 435,000	$ 439,489
AerCap Holdings NV 5 Year CMT + 4.54%, 5.88%, 10/10/2079 (b) (d)	529,000	500,783
AG Issuer LLC 6.25%, 3/1/2028 (a)	368,000	350,645
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	561,000	575,810
Ally Financial, Inc.:
5.75%, 11/20/2025 (b)	957,000	921,007
6.70%, 2/14/2033	462,000	408,519
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	284,000	246,197
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	609,000	514,081
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	345,000	324,476
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	396,000	366,617
6.88%, 4/15/2030 (a)	326,000	298,225
9.25%, 7/1/2031 (a) (b)	275,000	273,210
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	454,000	403,760
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	396,000	279,148
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	848,000	568,728
3.63%, 10/1/2031 (a)	935,000	551,641
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	460,000	446,669
6.63%, 3/15/2026 (b)	370,000	355,844
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	892,000	198,479
Enova International, Inc.:
8.50%, 9/1/2024 (a)	234,000	231,578
8.50%, 9/15/2025 (a) (b)	354,000	344,527
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	380,000	317,729
GGAM Finance Ltd.:
7.75%, 5/15/2026 (a)	500,000	501,585
8.00%, 6/15/2028 (a)	550,000	550,022
Global Aircraft Leasing Co. Ltd. 6.50%, 9/15/2024 (a)	1,790,279	1,639,734
goeasy Ltd.:
4.38%, 5/1/2026 (a)	450,000	410,427
5.38%, 12/1/2024 (a)	652,000	632,062
Hightower Holding LLC 6.75%, 4/15/2029 (a)	74,000	64,056
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	475,000	425,933
Security Description	Principal Amount	Value
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a) (b)	$ 535,000	$ 461,068
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	991,000	815,831
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	294,000	239,425
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	462,000	265,225
6.50%, 11/1/2025 (a)	488,000	384,983
LFS Topco LLC 5.88%, 10/15/2026 (a)	337,000	296,392
Macquarie Airfinance Holdings Ltd. 8.38%, 5/1/2028 (a)	529,000	536,089
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	464,000	367,984
6.50%, 5/1/2028 (a)	907,000	808,636
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a) (b)	730,000	592,424
5.50%, 8/15/2028 (a)	800,000	701,280
5.75%, 11/15/2031 (a)	481,000	395,012
6.00%, 1/15/2027 (a)	373,000	347,047
Navient Corp.:
4.88%, 3/15/2028	457,000	391,548
5.00%, 3/15/2027	645,000	578,746
5.50%, 3/15/2029	737,000	628,801
Series A, 5.63%, 8/1/2033	775,000	582,583
5.88%, 10/25/2024	341,000	336,049
6.75%, 6/25/2025 (b)	530,000	522,183
6.75%, 6/15/2026	313,000	302,705
9.38%, 7/25/2030	452,000	449,546
NFP Corp.:
4.88%, 8/15/2028 (a)	496,000	444,614
6.88%, 8/15/2028 (a)	1,731,000	1,503,789
7.50%, 10/1/2030 (a)	389,000	377,256
OneMain Finance Corp.:
3.50%, 1/15/2027	703,000	604,524
3.88%, 9/15/2028	660,000	539,702
4.00%, 9/15/2030	760,000	585,990
5.38%, 11/15/2029	678,000	578,924
6.63%, 1/15/2028 (b)	742,000	699,817
6.88%, 3/15/2025	1,167,000	1,154,233
7.13%, 3/15/2026	1,455,000	1,432,287
9.00%, 1/15/2029	307,000	309,640
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	383,000	357,427
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	496,000	399,017
5.38%, 10/15/2025 (a)	616,000	584,023
5.75%, 9/15/2031 (a)	505,000	411,348

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	$ 754,000	$ 673,722
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	632,000	478,260
7.38%, 9/1/2025 (a) (b)	101,000	95,978
8.38%, 2/1/2028 (a)	422,000	382,543
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	887,000	784,569
3.63%, 3/1/2029 (a)	674,000	566,652
3.88%, 3/1/2031 (a)	1,137,000	921,891
4.00%, 10/15/2033 (a)	673,000	526,360
SLM Corp.:
3.13%, 11/2/2026	445,000	384,943
4.20%, 10/29/2025	464,000	432,216
StoneX Group, Inc. 8.63%, 6/15/2025 (a)	501,000	506,556
Synchrony Financial 7.25%, 2/2/2033	719,000	645,525
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	711,000	679,688
5.50%, 4/15/2029 (a)	671,000	575,658
5.75%, 6/15/2027 (a)	472,000	430,917
World Acceptance Corp. 7.00%, 11/1/2026 (a) (b)	240,000	209,484
		41,422,091
ELECTRIC — 2.7%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (d)	940,000	749,800
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	335,000	298,987
Calpine Corp.:
3.75%, 3/1/2031 (a)	795,000	644,991
4.50%, 2/15/2028 (a)	1,204,000	1,089,993
4.63%, 2/1/2029 (a)	813,000	689,896
5.00%, 2/1/2031 (a)	894,000	739,508
5.13%, 3/15/2028 (a)	1,106,000	991,020
5.25%, 6/1/2026 (a)	443,000	427,176
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	759,000	630,251
3.75%, 1/15/2032 (a)	305,000	249,575
4.75%, 3/15/2028 (a)	815,000	751,617
DPL, Inc.:
4.13%, 7/1/2025	412,000	394,111
4.35%, 4/15/2029	371,000	326,769
Drax Finco PLC 6.63%, 11/1/2025 (a)	488,000	481,358
Edison International 5 year CMT + 3.86%, 8.13%, 6/15/2053 (d)	536,000	548,296
Security Description	Principal Amount	Value
Electricite de France SA 5 year CMT + 5.41%, 9.13%, 3/15/2033 (a) (d)	$ 1,500,000	$ 1,535,970
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (d)	710,000	684,561
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	381,000	345,944
2.05%, 3/1/2025	273,000	255,247
Series B, 2.25%, 9/1/2030	366,000	295,995
2.65%, 3/1/2030	422,000	356,995
Series C, 3.40%, 3/1/2050	754,000	519,514
Series B, 4.15%, 7/15/2027	1,341,000	1,273,722
Series C, 5.10%, 7/15/2047	587,000	526,926
Series C, 7.38%, 11/15/2031	382,000	436,042
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	390,000	347,381
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	410,000	381,673
4.25%, 7/15/2024 (a)	646,000	634,043
4.50%, 9/15/2027 (a)	380,000	353,119
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	723,000	593,923
3.63%, 2/15/2031 (a)	963,000	753,355
3.88%, 2/15/2032 (a)	1,051,000	812,476
5.25%, 6/15/2029 (a)	646,000	576,910
5.75%, 1/15/2028	888,000	842,010
6.63%, 1/15/2027	237,000	235,396
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	591,000	541,687
PG&E Corp.:
5.00%, 7/1/2028 (b)	869,000	797,707
5.25%, 7/1/2030 (b)	892,000	799,883
Pike Corp. 5.50%, 9/1/2028 (a)	598,000	537,937
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	1,200,000	1,241,436
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	297,000	289,296
TransAlta Corp.:
6.50%, 3/15/2040	291,000	277,172
7.75%, 11/15/2029	455,000	468,582
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a) (b)	1,207,000	1,056,475
5.00%, 7/31/2027 (a)	1,182,000	1,108,456
5.50%, 9/1/2026 (a)	911,000	877,603

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.63%, 2/15/2027 (a)	$ 1,041,000	$ 997,934
		29,768,718
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	687,000	592,064
4.75%, 6/15/2028 (a)	336,000	299,836
6.50%, 12/31/2027 (a)	357,000	343,798
EnerSys 4.38%, 12/15/2027 (a)	67,000	62,011
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	1,175,000	1,188,795
7.25%, 6/15/2028 (a)	1,238,000	1,263,082
		3,749,586
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	275,000	239,178
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	717,000	647,702
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,909,000	1,664,705
Likewize Corp. 9.75%, 10/15/2025 (a)	426,000	411,269
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	647,000	575,901
5.00%, 10/1/2025 (a)	663,000	649,183
5.63%, 11/1/2024 (a)	422,000	420,464
5.88%, 9/1/2030 (a)	340,000	330,664
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	621,000	532,129
4.38%, 2/15/2030 (a)	340,000	305,527
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	457,000	390,379
		6,167,101
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	740,000	582,898
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	556,000	509,363
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	642,000	566,822
5.00%, 1/31/2028 (a)	548,000	505,294
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	645,247	632,516
		2,796,893
ENGINEERING & CONSTRUCTION — 0.8%
AECOM 5.13%, 3/15/2027	858,000	829,411
Arcosa, Inc. 4.38%, 4/15/2029 (a)	279,000	252,247
Artera Services LLC 9.03%, 12/4/2025 (a)	839,000	734,486
Security Description	Principal Amount	Value
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a)	$ 510,000	$ 439,829
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	946,000	918,244
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	386,000	367,549
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	526,000	386,010
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	371,000	336,961
Fluor Corp.:
3.50%, 12/15/2024	227,000	220,717
4.25%, 9/15/2028 (b)	527,000	489,989
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	335,000	273,424
7.50%, 4/15/2032 (a)	478,000	409,235
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a) (b)	367,000	308,247
HTA Group Ltd. 7.00%, 12/18/2025 (a)	928,000	878,482
INNOVATE Corp. 8.50%, 2/1/2026 (a)	419,000	323,849
MasTec, Inc. 6.63%, 8/15/2029 (a)	201,000	187,523
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a) (b)	269,000	250,918
TopBuild Corp.:
3.63%, 3/15/2029 (a)	675,000	589,714
4.13%, 2/15/2032 (a)	81,000	69,437
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	423,000	353,852
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	187,000	173,291
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	392,000	354,509
		9,147,924
ENTERTAINMENT — 3.3%
Affinity Interactive 6.88%, 12/15/2027 (a)	598,000	529,613
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	540,000	279,142
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	858,000	605,096
10.00%, 6/15/2026 (a)	1,261,498	905,264

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	$ 370,000	$ 362,863
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	501,000	454,237
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	1,012,000	883,486
6.25%, 7/1/2025 (a)	2,991,600	2,978,317
7.00%, 2/15/2030 (a)	1,515,000	1,522,378
8.13%, 7/1/2027 (a) (b)	1,556,000	1,590,605
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	698,000	706,299
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	117,000	113,532
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	954,000	889,204
Cedar Fair LP 5.25%, 7/15/2029 (b)	400,000	363,468
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	318,000	302,361
5.50%, 5/1/2025 (a)	945,000	937,988
6.50%, 10/1/2028	191,000	186,366
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	633,000	588,190
5.50%, 4/1/2027 (a)	500,000	483,205
6.75%, 5/1/2031 (a)	520,000	514,909
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	614,000	545,619
5.88%, 3/15/2026 (a) (b)	315,000	298,913
8.75%, 5/1/2025 (a)	91,000	92,521
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	332,000	268,010
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	357,000	313,664
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	373,000	374,190
International Game Technology PLC:
4.13%, 4/15/2026 (a)	514,000	487,863
5.25%, 1/15/2029 (a)	619,000	585,500
6.25%, 1/15/2027 (a)	639,000	636,412
6.50%, 2/15/2025 (a)	451,000	452,281
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	654,000	582,537
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	888,000	643,063
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	443,000	395,874
4.75%, 10/15/2027 (a)	664,000	619,339
4.88%, 11/1/2024 (a)	460,000	454,310
5.63%, 3/15/2026 (a)	310,000	303,000
Security Description	Principal Amount	Value
6.50%, 5/15/2027 (a)	$ 1,015,000	$ 1,020,440
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	476,000	460,578
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	501,000	443,761
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	1,136,000	1,076,792
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	299,000	276,524
Odeon Finco PLC 12.75%, 11/1/2027 (a)	561,000	552,473
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	170,000	139,359
5.63%, 1/15/2027 (a)	511,000	480,217
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	668,000	503,839
5.88%, 9/1/2031 (a) (b)	770,000	567,960
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	269,000	254,555
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	1,036,000	852,669
4.63%, 4/6/2031 (a)	461,000	356,851
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	859,000	756,032
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	521,000	519,953
7.25%, 11/15/2029 (a)	316,000	317,305
8.63%, 7/1/2025 (a)	631,000	644,648
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	595,000	535,048
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	173,000	162,866
7.25%, 5/15/2031 (a)	800,000	779,096
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	172,000	173,244
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	195,000	181,280
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (e)	891,000	846,227

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	$ 349,000	$ 349,534
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	545,000	440,965
3.75%, 12/1/2029 (a)	459,000	397,861
3.88%, 7/15/2030 (a) (b)	493,000	426,420
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
REGS, 5.13%, 10/1/2029 (a)	662,000	593,556
7.13%, 2/15/2031 (a)	489,000	486,208
		36,845,880
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	311,000	298,143
5.13%, 7/15/2029 (a)	229,000	217,486
6.38%, 2/1/2031 (a)	178,000	179,207
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	562,000	488,749
5.00%, 9/1/2030	316,000	268,562
Enviri Corp. 5.75%, 7/31/2027 (a)	533,000	463,102
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	649,000	577,123
3.75%, 8/1/2025 (a)	542,000	515,951
4.00%, 8/1/2028 (a)	570,000	511,068
4.25%, 6/1/2025 (a)	622,000	600,404
4.38%, 8/15/2029 (a) (b)	537,000	481,367
4.75%, 6/15/2029 (a)	648,000	594,533
5.13%, 12/15/2026 (a)	469,000	452,365
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	611,000	538,138
5.88%, 6/30/2029 (a)	982,000	797,787
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	275,000	244,566
5.38%, 7/15/2024 (a)	616,000	609,366
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	445,000	413,356
		8,251,273
FOOD — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	632,000	585,624
3.50%, 3/15/2029 (a)	1,257,000	1,093,226
4.63%, 1/15/2027 (a)	1,246,000	1,181,520
4.88%, 2/15/2030 (a)	835,000	770,805
5.88%, 2/15/2028 (a)	668,000	649,042
6.50%, 2/15/2028 (a)	665,000	666,051
7.50%, 3/15/2026 (a)	532,000	541,879
B&G Foods, Inc.:
5.25%, 4/1/2025	702,000	669,750
5.25%, 9/15/2027 (b)	524,000	455,010
Security Description	Principal Amount	Value
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	$ 372,000	$ 289,256
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	273,000	248,523
7.50%, 4/15/2025 (a) (b)	490,000	489,931
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	381,000	360,274
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	323,000	127,572
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	312,000	262,470
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	805,000	719,549
4.38%, 1/31/2032 (a)	516,000	460,117
4.88%, 5/15/2028 (a)	541,000	518,256
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	783,000	697,128
5.50%, 10/15/2027 (a)	792,000	766,537
6.88%, 5/1/2025 (a)	459,000	459,638
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	775,000	617,156
4.25%, 4/15/2031	755,000	647,790
5.88%, 9/30/2027 (a)	693,000	684,296
6.25%, 7/1/2033	931,000	905,696
Post Holdings, Inc.:
4.50%, 9/15/2031 (a) (b)	957,000	816,704
4.63%, 4/15/2030 (a)	1,283,000	1,125,101
5.50%, 12/15/2029 (a)	1,069,000	988,836
5.63%, 1/15/2028 (a)	701,000	674,313
5.75%, 3/1/2027 (a)	365,000	356,616
Safeway, Inc. 7.25%, 2/1/2031	156,000	161,970
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	268,000	255,171
Sigma Holdco BV 7.88%, 5/15/2026 (a)	374,000	318,513
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	797,000	642,207
TreeHouse Foods, Inc. 4.00%, 9/1/2028	363,000	312,728
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	345,000	309,020
4.75%, 2/15/2029 (a)	611,000	560,806
6.25%, 4/15/2025 (a)	885,000	885,567
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	584,000	483,943
		22,758,591

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	$ 536,000	$ 527,756
5.00%, 2/1/2028 (a)	887,000	835,856
6.38%, 5/1/2025 (a)	1,343,000	1,344,625
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a) (b)	499,000	440,911
10.50%, 5/15/2029 (a) (b)	678,000	521,918
		3,671,066
FOREST PRODUCTS & PAPER — 0.2%
Ahlstrom Holding 3 Oy 4.88%, 2/4/2028 (a) (b)	481,000	397,027
Domtar Corp. 6.75%, 10/1/2028 (a)	601,000	512,959
Glatfelter Corp. 4.75%, 11/15/2029 (a)	447,000	296,567
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	857,000	666,943
5.50%, 1/15/2026 (b)	232,000	219,052
		2,092,548
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	588,000	567,996
5.75%, 5/20/2027	529,000	486,563
5.88%, 8/20/2026	680,000	641,723
9.38%, 6/1/2028 (a)	667,000	677,799
		2,374,081
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a) (b)	237,000	206,889
11.50%, 6/15/2028 (a)	500,000	486,185
		693,074
HEALTH CARE PRODUCTS — 0.9%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a) (b)	698,000	612,006
4.63%, 7/15/2028 (a)	1,246,000	1,154,917
Embecta Corp. 5.00%, 2/15/2030 (a)	588,000	488,587
Garden Spinco Corp. 8.63%, 7/20/2030 (a)	348,000	375,896
Hologic, Inc.:
3.25%, 2/15/2029 (a)	759,000	663,882
4.63%, 2/1/2028 (a)	366,000	346,079
Medline Borrower LP:
3.88%, 4/1/2029 (a)	3,984,000	3,465,164
5.25%, 10/1/2029 (a)	2,258,000	1,959,989
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	354,000	325,287
4.63%, 11/15/2027	482,000	455,649
		9,847,456
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.9%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	$ 482,000	$ 447,571
5.50%, 7/1/2028 (a)	232,000	221,827
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	149,000	128,426
Air Methods Corp. 8.00%, 5/15/2025 (a)	240,000	1,805
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	375,000	247,935
Akumin, Inc. 7.00%, 11/1/2025 (a)	498,000	407,190
Cano Health LLC 6.25%, 10/1/2028 (a)	346,000	217,502
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a) (b)	398,000	323,522
3.50%, 4/1/2030 (a)	487,000	394,475
5.00%, 7/15/2027 (a)	363,000	334,156
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	407,000	359,666
4.00%, 3/15/2031 (a)	404,000	352,676
4.25%, 5/1/2028 (a)	326,000	299,424
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	937,000	708,025
5.25%, 5/15/2030 (a)	1,413,000	1,117,570
5.63%, 3/15/2027 (a)	1,739,000	1,538,111
6.00%, 1/15/2029 (a) (b)	830,000	705,815
6.13%, 4/1/2030 (a)	1,031,000	624,312
6.88%, 4/1/2028 (a)	663,000	389,426
6.88%, 4/15/2029 (a)	1,272,000	794,275
8.00%, 3/15/2026 (a)	1,975,500	1,924,473
8.00%, 12/15/2027 (a)	866,000	837,794
DaVita, Inc.:
3.75%, 2/15/2031 (a)	1,267,000	1,016,058
4.63%, 6/1/2030 (a)	2,469,000	2,120,106
Encompass Health Corp.:
4.50%, 2/1/2028	723,000	674,053
4.63%, 4/1/2031	380,000	336,653
4.75%, 2/1/2030	747,000	680,181
5.75%, 9/15/2025	193,000	191,736
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	537,000	549,673
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	739,000	406,716
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	327,000	289,225
Heartland Dental LLC/Heartland Dental Finance Corp.:
8.50%, 5/1/2026 (a)	303,000	272,588
10.50%, 4/30/2028 (a)	605,000	601,207

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	$ 843,000	$ 815,240
5.00%, 5/15/2027 (a)	767,000	738,782
6.50%, 5/15/2030 (a)	407,000	411,807
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	553,000	432,225
6.75%, 4/15/2025 (a)	448,000	416,111
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	590,000	348,666
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	541,000	400,519
ModivCare, Inc. 5.88%, 11/15/2025 (a)	535,000	495,335
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	502,000	431,133
3.88%, 5/15/2032 (a)	604,000	506,563
4.38%, 6/15/2028 (a)	741,000	683,498
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	282,000	259,550
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	778,000	736,657
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	555,000	206,815
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	1,144,000	959,736
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	637,000	470,106
Select Medical Corp. 6.25%, 8/15/2026 (a)	910,000	893,402
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	287,000	294,166
Syneos Health, Inc. 3.63%, 1/15/2029 (a) (b)	408,000	399,273
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	159,000	85,208
Tenet Healthcare Corp.:
4.25%, 6/1/2029	1,306,400	1,180,215
4.38%, 1/15/2030	1,128,000	1,017,851
4.63%, 6/15/2028	574,000	536,351
4.88%, 1/1/2026	1,860,000	1,812,049
5.13%, 11/1/2027	1,148,000	1,096,019
6.13%, 10/1/2028 (b)	2,209,000	2,126,162
6.13%, 6/15/2030	1,713,000	1,688,076
6.25%, 2/1/2027	1,305,000	1,294,090
6.75%, 5/15/2031 (a)	971,000	976,506
6.88%, 11/15/2031	402,000	401,240
Toledo Hospital:
4.98%, 11/15/2045	240,000	146,278
Series B, 5.33%, 11/15/2028	275,000	223,619
6.02%, 11/15/2048	492,000	344,065
Security Description	Principal Amount	Value
U.S. Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	$ 839,000	$ 718,285
U.S. Renal Care, Inc. 10.63%, 7/15/2027 (a)	498,000	139,146
		43,198,916
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	584,000	589,203
Stena AB 7.00%, 2/1/2024 (a)	260,000	259,425
Stena International SA 6.13%, 2/1/2025 (a)	161,000	157,299
		1,005,927
HOME BUILDERS — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a) (b)	423,000	360,920
4.63%, 4/1/2030 (a)	256,000	218,719
6.63%, 1/15/2028 (a)	493,000	470,943
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	339,000	319,806
7.25%, 10/15/2029 (b)	392,000	381,996
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	483,000	382,647
5.00%, 6/15/2029 (a)	508,000	410,850
6.25%, 9/15/2027 (a)	619,000	571,665
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	204,000	176,945
6.75%, 6/1/2027	455,000	456,442
Empire Communities Corp. 7.00%, 12/15/2025 (a) (b)	632,000	600,337
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	397,000	364,966
5.00%, 3/1/2028 (a)	285,000	262,237
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	284,000	267,994
K Hovnanian Enterprises, Inc.:
7.75%, 2/15/2026 (a)	101,000	99,540
10.50%, 2/15/2026 (a)	9,000	9,152
KB Home:
4.00%, 6/15/2031	270,000	233,315
4.80%, 11/15/2029	241,000	221,963
6.88%, 6/15/2027	298,000	303,760
7.25%, 7/15/2030	270,000	274,979
LGI Homes, Inc. 4.00%, 7/15/2029 (a) (b)	265,000	221,490
M/I Homes, Inc.:
3.95%, 2/15/2030	285,000	245,348
4.95%, 2/1/2028	221,000	206,012

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Mattamy Group Corp.:
4.63%, 3/1/2030 (a) (b)	$ 531,000	$ 459,809
5.25%, 12/15/2027 (a)	463,000	431,525
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	386,000	343,108
5.13%, 6/6/2027	398,000	382,303
6.00%, 6/1/2025	247,000	248,223
New Home Co., Inc. 7.25%, 10/15/2025 (a) (b)	480,000	445,906
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	478,000	426,433
4.75%, 4/1/2029	336,000	293,425
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	289,000	268,507
5.75%, 1/15/2028 (a)	331,000	321,947
5.88%, 6/15/2027 (a)	435,000	427,992
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	512,000	434,724
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	415,000	412,556
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	103,000	97,988
5.70%, 6/15/2028	293,000	283,173
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	324,000	317,611
		12,657,256
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	753,000	614,990
4.00%, 4/15/2029 (a)	765,000	662,467
		1,277,457
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	780,000	751,561
6.50%, 4/15/2026 (a) (b)	360,000	356,918
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	453,000	417,480
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	451,000	393,579
5.50%, 6/1/2028 (a)	664,000	627,633
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	623,000	284,518
		2,831,689
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	566,000	477,698
Security Description	Principal Amount	Value
Central Garden & Pet Co.:
4.13%, 10/15/2030	$ 540,000	$ 452,952
4.13%, 4/30/2031 (a)	362,000	300,232
5.13%, 2/1/2028	303,000	285,302
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	459,000	424,382
7.00%, 12/31/2027 (a)	476,000	421,341
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	430,000	352,681
5.00%, 10/1/2029 (a)	473,000	424,319
5.50%, 7/15/2030 (a)	294,000	268,334
5.75%, 7/15/2025	288,000	287,885
		3,695,126
HOUSEWARES — 0.6%
American Greetings Corp. 8.75%, 4/15/2025 (a)	134,000	130,165
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	583,000	543,677
Newell Brands, Inc.:
4.70%, 4/1/2026	1,876,000	1,762,821
4.88%, 6/1/2025	530,000	511,222
5.88%, 4/1/2036	354,000	297,395
6.00%, 4/1/2046	565,000	447,424
6.38%, 9/15/2027 (b)	540,000	518,524
6.63%, 9/15/2029 (b)	476,000	456,812
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	461,000	362,756
4.38%, 2/1/2032	369,000	292,846
4.50%, 10/15/2029 (b)	420,000	364,384
5.25%, 12/15/2026	125,000	119,103
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	593,000	365,003
		6,172,132
INSURANCE — 1.7%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	869,000	750,147
6.00%, 8/1/2029 (a)	281,000	243,329
7.00%, 11/15/2025 (a)	913,000	883,784
10.13%, 8/1/2026 (a) (b)	420,000	429,782
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	576,000	527,967
5.88%, 11/1/2029 (a)	404,000	356,635
6.75%, 10/15/2027 (a)	1,196,000	1,124,324
6.75%, 4/15/2028 (a)	1,110,000	1,094,449
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	653,000	590,234
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (d)	465,000	448,032

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	$ 521,000	$ 451,707
7.00%, 8/15/2025 (a)	399,000	393,953
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	662,000	574,278
Enstar Finance LLC:
5 Year CMT + 4.01%, 5.50%, 1/15/2042 (d)	582,000	434,387
5 Year CMT + 5.47%, 5.75%, 9/1/2040 (d)	252,000	218,754
Genworth Holdings, Inc. 6.50%, 6/15/2034	226,000	198,380
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (d)	756,000	539,323
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	473,000	463,616
HUB International Ltd.:
5.63%, 12/1/2029 (a)	488,000	438,224
7.00%, 5/1/2026 (a)	1,377,000	1,374,549
7.25%, 6/15/2030 (a)	2,039,000	2,105,451
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	912,000	928,680
10.50%, 12/15/2030 (a)	255,000	256,810
Liberty Mutual Group, Inc.:
5 Year CMT + 3.32%, 4.13%, 12/15/2051 (a) (d)	302,016	235,947
4.30%, 2/1/2061 (a)	799,000	500,430
7.80%, 3/7/2087 (a)	489,000	504,418
MGIC Investment Corp. 5.25%, 8/15/2028	462,000	435,125
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	465,000	471,966
Ohio National Financial Services, Inc.:
6.63%, 5/1/2031 (a)	282,000	262,624
6.80%, 1/24/2030 (a)	552,000	513,388
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	246,000	217,656
USI, Inc. 6.88%, 5/1/2025 (a)	535,000	531,185
		18,499,534
INTERNET — 1.6%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	360,000	281,765
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	528,000	431,809
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	948,000	823,234
6.13%, 12/1/2028 (a)	194,000	167,276
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	467,000	390,772
5.63%, 9/15/2028 (a)	557,000	413,684
Security Description	Principal Amount	Value
Cars.com, Inc. 6.38%, 11/1/2028 (a)	$ 318,000	$ 295,451
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	392,000	364,054
7.00%, 6/15/2027 (a)	371,000	358,983
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	656,000	637,757
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	944,000	926,196
6.75%, 9/30/2027 (a)	776,000	774,254
7.13%, 9/30/2030 (a) (b)	574,000	575,114
Getty Images, Inc. 9.75%, 3/1/2027 (a)	247,000	243,999
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	708,000	607,223
5.25%, 12/1/2027 (a)	559,000	533,778
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	509,000	294,039
ION Trading Technologies SARL 5.75%, 5/15/2028 (a) (b)	347,000	299,319
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	349,000	287,028
4.13%, 8/1/2030 (a)	394,000	337,823
4.63%, 6/1/2028 (a)	238,000	218,527
5.00%, 12/15/2027 (a)	439,000	411,615
5.63%, 2/15/2029 (a) (b)	522,000	493,906
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	819,000	601,228
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	560,000	420,078
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	225,000	198,641
6.00%, 2/15/2028 (a) (b)	360,000	288,018
10.75%, 6/1/2028 (a)	190,000	174,217
Rakuten Group, Inc.:
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (d)	646,000	420,126
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (d)	868,000	486,592
10.25%, 11/30/2024 (a)	879,000	874,447
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	523,000	525,118
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	1,195,000	1,099,950
6.25%, 1/15/2028 (a)	357,000	355,675
7.50%, 5/15/2025 (a)	1,026,000	1,039,451
7.50%, 9/15/2027 (a)	1,124,000	1,151,302
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	404,000	350,555
		18,153,004

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	$ 298,000	$ 239,622
5.25%, 4/15/2029 (a)	796,000	698,920
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	779,000	614,203
4.75%, 9/15/2024	947,000	904,574
5.25%, 5/15/2027	1,343,000	1,158,015
6.25%, 5/15/2026	1,239,000	1,128,840
6.38%, 12/15/2025	832,000	773,111
		5,517,285
IRON/STEEL — 0.9%
ATI, Inc.:
4.88%, 10/1/2029	305,000	276,296
5.13%, 10/1/2031	361,000	322,301
5.88%, 12/1/2027	182,000	176,704
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	639,000	614,974
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	601,000	595,928
Carpenter Technology Corp.:
6.38%, 7/15/2028 (b)	378,000	370,621
7.63%, 3/15/2030	346,000	352,096
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	230
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	382,000	345,271
4.88%, 3/1/2031 (a) (b)	616,000	541,907
5.88%, 6/1/2027 (b)	515,000	502,800
6.75%, 3/15/2026 (a)	553,000	559,000
6.75%, 4/15/2030 (a)	908,000	875,267
Commercial Metals Co.:
3.88%, 2/15/2031	254,000	218,409
4.13%, 1/15/2030	138,000	123,282
4.38%, 3/15/2032	289,000	250,829
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024 (a)	299,000	291,570
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	596,000	599,755
8.13%, 5/1/2027 (a)	662,000	663,139
8.50%, 5/1/2030 (a)	632,000	638,402
TMS International Corp. 6.25%, 4/15/2029 (a)	382,000	320,895
U.S. Steel Corp.:
6.65%, 6/1/2037 (b)	257,000	246,956
6.88%, 3/1/2029 (b)	578,000	571,746
		9,458,378
IT SERVICES — 0.1%
Seagate HDD Cayman:
8.25%, 12/15/2029 (a) (b)	500,000	522,435
Security Description	Principal Amount	Value
8.50%, 7/15/2031 (a)	$ 570,000	$ 598,152
		1,120,587
LEISURE TIME — 2.9%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c) (f)	50,000	—
Carnival Corp.:
4.00%, 8/1/2028 (a)	2,188,000	1,938,262
5.75%, 3/1/2027 (a)	3,350,000	3,081,732
6.00%, 5/1/2029 (a)	1,785,000	1,593,755
7.63%, 3/1/2026 (a) (b)	1,376,000	1,347,462
9.88%, 8/1/2027 (a)	738,000	768,243
10.50%, 2/1/2026 (a)	716,000	752,452
10.50%, 6/1/2030 (a)	1,150,000	1,219,069
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	1,864,000	2,039,123
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	403,000	333,813
Life Time, Inc.:
5.75%, 1/15/2026 (a)	693,000	676,167
8.00%, 4/15/2026 (a)	321,000	316,862
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	358,000	364,022
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	413,000	395,092
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	477,000	377,946
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	314,000	301,785
5.88%, 3/15/2026 (a)	1,285,000	1,206,178
5.88%, 2/15/2027 (a)	981,000	953,856
7.75%, 2/15/2029 (a) (b)	552,000	525,874
8.38%, 2/1/2028 (a)	626,000	657,513
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	531,000	478,866
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	438,000	380,442
4.25%, 7/1/2026 (a)	642,000	592,110
5.38%, 7/15/2027 (a)	957,000	897,264
5.50%, 8/31/2026 (a)	940,000	891,928
5.50%, 4/1/2028 (a)	1,310,000	1,222,558
7.25%, 1/15/2030 (a)	395,000	400,854
7.50%, 10/15/2027	265,000	266,147
8.25%, 1/15/2029 (a)	902,000	947,010
9.25%, 1/15/2029 (a)	967,000	1,031,199
11.50%, 6/1/2025 (a)	824,736	874,344
11.63%, 8/15/2027 (a)	1,169,000	1,271,825
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	649,000	595,951
6.25%, 5/15/2025 (a)	204,000	200,418
7.00%, 2/15/2029 (a)	417,000	387,827
9.13%, 7/15/2031 (a) (b)	800,000	808,360
13.00%, 5/15/2025 (a)	651,000	683,739

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	$ 403,000	$ 368,870
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	438,000	359,340
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	610,000	560,858
		32,069,116
LODGING — 1.8%
Boyd Gaming Corp.:
4.75%, 12/1/2027	822,000	779,248
4.75%, 6/15/2031 (a)	796,000	711,560
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	287,000	268,735
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	686,000	617,276
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	1,456,000	1,214,115
3.75%, 5/1/2029 (a)	632,000	560,502
4.00%, 5/1/2031 (a)	883,000	766,780
4.88%, 1/15/2030	751,000	700,180
5.38%, 5/1/2025 (a)	514,000	509,364
5.75%, 5/1/2028 (a)	375,000	369,739
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	455,000	381,754
5.00%, 6/1/2029 (a)	691,000	613,394
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	557,000	540,262
Las Vegas Sands Corp.:
2.90%, 6/25/2025	622,000	584,425
3.20%, 8/8/2024	993,000	963,011
3.50%, 8/18/2026	835,000	777,519
3.90%, 8/8/2029	801,000	715,469
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	414,000	357,104
4.75%, 1/15/2028 (b)	333,000	300,666
MGM Resorts International:
4.63%, 9/1/2026	256,000	241,649
4.75%, 10/15/2028	727,000	660,254
5.50%, 4/15/2027	557,000	535,478
5.75%, 6/15/2025	596,000	589,706
6.75%, 5/1/2025	323,000	323,820
Station Casinos LLC:
4.50%, 2/15/2028 (a)	618,000	555,421
4.63%, 12/1/2031 (a)	437,000	368,273
Security Description	Principal Amount	Value
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	$ 358,000	$ 346,404
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	557,000	477,850
4.63%, 3/1/2030 (a)	370,000	313,153
5.65%, 4/1/2024	67,000	66,462
6.00%, 4/1/2027	417,000	404,140
6.60%, 10/1/2025	322,000	323,040
6.63%, 7/31/2026 (a)	639,000	636,565
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	434,000	396,446
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
REGS, 5.25%, 5/15/2027 (a) (b)	845,000	800,908
5.50%, 3/1/2025 (a)	1,491,000	1,466,488
		20,237,160
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	328,000	300,983
4.13%, 4/15/2029 (a)	57,000	51,585
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	373,000	372,276
Terex Corp. 5.00%, 5/15/2029 (a)	526,000	492,331
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	681,000	613,901
		1,831,076
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	275,000	247,156
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	1,102,000	1,124,569
9.50%, 1/1/2031 (a)	587,000	626,323
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	526,000	428,190
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	300,000	297,660
Husky III Holding Ltd. 13.00%, 2/15/2025 (a)	380,000	346,188
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	259,000	260,021
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	402,000	357,201
OT Merger Corp. 7.88%, 10/15/2029 (a)	462,000	282,998
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	439,000	397,633

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	$ 561,000	$ 509,523
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a) (b)	484,000	441,456
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	1,301,000	1,202,892
		6,521,810
MEDIA — 8.1%
Altice Financing SA:
5.00%, 1/15/2028 (a)	1,243,000	994,251
5.75%, 8/15/2029 (a)	1,878,000	1,453,666
AMC Networks, Inc.:
4.25%, 2/15/2029	1,024,000	550,810
4.75%, 8/1/2025	717,000	626,823
Audacy Capital Corp.:
6.50%, 5/1/2027 (a)	387,000	9,056
6.75%, 3/31/2029 (a)	429,000	14,539
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	236,000	155,474
Block Communications, Inc. 4.88%, 3/1/2028 (a)	196,000	162,768
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	614,000	480,995
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	2,762,000	2,231,282
4.25%, 1/15/2034 (a)	1,758,000	1,329,136
4.50%, 8/15/2030 (a)	2,520,000	2,099,185
4.50%, 5/1/2032	2,891,000	2,299,472
4.50%, 6/1/2033 (a)	1,813,000	1,423,912
4.75%, 3/1/2030 (a)	2,562,000	2,192,201
4.75%, 2/1/2032 (a)	1,131,000	920,453
5.00%, 2/1/2028 (a)	2,233,000	2,035,402
5.13%, 5/1/2027 (a)	2,868,000	2,667,154
5.38%, 6/1/2029 (a)	1,436,000	1,298,388
5.50%, 5/1/2026 (a)	621,000	605,537
6.38%, 9/1/2029 (a)	1,326,000	1,248,814
7.38%, 3/1/2031 (a)	1,055,000	1,028,140
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	927,000	630,963
4.13%, 12/1/2030 (a)	964,000	677,056
4.50%, 11/15/2031 (a)	1,413,000	984,918
4.63%, 12/1/2030 (a)	1,962,000	873,463
5.00%, 11/15/2031 (a)	376,000	176,017
5.25%, 6/1/2024 (b)	704,000	654,861
5.38%, 2/1/2028 (a)	1,008,000	812,760
5.50%, 4/15/2027 (a)	1,224,000	1,019,102
5.75%, 1/15/2030 (a)	1,991,000	940,051
6.50%, 2/1/2029 (a)	1,593,000	1,291,349
7.50%, 4/1/2028 (a)	970,000	552,900
11.25%, 5/15/2028 (a)	894,000	867,958
Security Description	Principal Amount	Value
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	$ 418,000	$ 287,751
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	3,376,000	3,056,867
DISH DBS Corp.:
5.13%, 6/1/2029	1,396,000	651,290
5.25%, 12/1/2026 (a)	2,456,000	1,980,567
5.75%, 12/1/2028 (a)	2,216,000	1,658,255
5.88%, 11/15/2024	1,826,000	1,605,657
7.38%, 7/1/2028	892,000	477,791
7.75%, 7/1/2026	1,791,000	1,098,384
DISH Network Corp. 11.75%, 11/15/2027 (a)	3,225,000	3,153,760
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	453,000	382,441
GCI LLC 4.75%, 10/15/2028 (a)	560,000	477,030
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a) (b)	1,187,000	791,254
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	806,000	530,703
5.88%, 7/15/2026 (a)	612,000	549,080
7.00%, 5/15/2027 (a) (b)	773,000	659,423
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	557,000	420,457
5.25%, 8/15/2027 (a)	736,000	562,893
6.38%, 5/1/2026	815,000	686,629
8.38%, 5/1/2027	1,011,000	673,498
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	805,000	676,699
6.75%, 10/15/2027 (a)	1,011,000	956,315
Liberty Interactive LLC:
8.25%, 2/1/2030	476,000	167,309
8.50%, 7/15/2029	307,000	111,180
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	778,000	672,713
8.00%, 8/1/2029 (a)	638,000	544,220
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	141,000	132,200
News Corp.:
3.88%, 5/15/2029 (a)	837,000	737,456
5.13%, 2/15/2032 (a)	432,000	395,544
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	896,000	777,423
5.63%, 7/15/2027 (a)	1,496,000	1,394,781
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (d)	604,000	461,317
5 Year CMT + 4.00%, 6.38%, 3/30/2062 (d)	868,974	726,036

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	$ 827,200	$ 660,536
6.50%, 9/15/2028 (a)	978,000	570,888
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	520,000	420,134
5.38%, 1/15/2031 (a)	398,000	281,338
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	489,000	398,975
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	697,000	458,849
5.13%, 2/15/2027 (a) (b)	194,000	164,417
5.50%, 3/1/2030 (a) (b)	637,000	367,332
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	934,000	841,506
3.88%, 9/1/2031 (a)	1,330,000	1,028,688
4.00%, 7/15/2028 (a)	1,844,000	1,604,262
4.13%, 7/1/2030 (a)	1,417,000	1,157,618
5.00%, 8/1/2027 (a)	1,388,000	1,283,067
5.50%, 7/1/2029 (a)	988,000	901,125
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	378,000	260,816
TEGNA, Inc.:
4.63%, 3/15/2028	903,000	797,602
4.75%, 3/15/2026 (a)	455,000	436,732
5.00%, 9/15/2029	1,082,000	936,222
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	1,070,000	981,190
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	501,000	480,735
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	808,000	694,549
5.13%, 2/15/2025 (a)	1,340,000	1,311,498
6.63%, 6/1/2027 (a)	1,335,000	1,288,168
7.38%, 6/30/2030 (a) (b)	835,000	795,914
UPC Broadband Finco BV 4.88%, 7/15/2031 (a)	1,100,000	908,116
UPC Holding BV 5.50%, 1/15/2028 (a)	480,000	420,562
Urban One, Inc. 7.38%, 2/1/2028 (a)	676,000	591,757
Videotron Ltd.:
3.63%, 6/15/2029 (a) (b)	359,000	310,481
5.13%, 4/15/2027 (a)	534,000	513,051
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	1,052,000	837,413
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	643,000	540,223
5.50%, 5/15/2029 (a) (b)	1,265,000	1,148,025
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	734,000	643,718
Security Description	Principal Amount	Value
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	$ 1,431,000	$ 1,154,101
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a) (b)	449,000	340,980
6.00%, 1/15/2027 (a)	577,000	530,263
Ziggo BV 4.88%, 1/15/2030 (a)	960,000	797,914
		89,624,544
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	355,000	337,853
6.38%, 6/15/2030 (a) (b)	460,000	454,659
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	425,000	375,866
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	412,000	369,004
		1,537,382
MINING — 1.2%
Arconic Corp.:
6.00%, 5/15/2025 (a)	536,000	540,695
6.13%, 2/15/2028 (a)	843,000	854,136
Century Aluminum Co. 7.50%, 4/1/2028 (a)	150,000	142,023
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	376,000	310,121
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	487,000	469,712
Constellium SE:
3.75%, 4/15/2029 (a) (b)	404,000	347,105
5.63%, 6/15/2028 (a)	321,000	303,146
5.88%, 2/15/2026 (a)	155,000	152,532
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	629,000	564,402
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	1,313,000	1,120,619
4.50%, 9/15/2027 (a)	368,000	344,419
5.88%, 4/15/2030 (a)	631,000	601,356
6.13%, 4/15/2032 (a)	910,000	864,973
Hecla Mining Co. 7.25%, 2/15/2028	436,000	432,277
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	470,000	437,410
6.13%, 4/1/2029 (a)	731,000	673,222
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	391,000	293,434
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	398,000	395,158
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	538,000	429,781
4.63%, 3/1/2028 (a)	568,000	497,659

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
New Gold, Inc. 7.50%, 7/15/2027 (a)	$ 393,000	$ 367,596
Novelis Corp.:
3.25%, 11/15/2026 (a)	652,000	590,797
3.88%, 8/15/2031 (a)	710,000	585,977
4.75%, 1/30/2030 (a)	1,161,000	1,031,908
Perenti Finance Pty. Ltd. 6.50%, 10/7/2025 (a)	463,000	453,453
Taseko Mines Ltd. 7.00%, 2/15/2026 (a) (b)	580,000	529,418
		13,333,329
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	364,000	326,079
5.63%, 7/1/2027 (a)	248,000	240,562
Calderys Financing LLC 11.25%, 6/1/2028 (a)	525,000	536,587
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	1,181,000	1,066,383
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a) (b)	462,000	455,966
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	251,000	212,785
5.00%, 9/15/2026	299,000	292,891
5.75%, 6/15/2025	315,000	311,945
LSB Industries, Inc. 6.25%, 10/15/2028 (a) (b)	596,000	535,184
Trinity Industries, Inc.:
4.55%, 10/1/2024	338,000	333,359
7.75%, 7/15/2028 (a)	350,000	352,814
		4,664,555
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	343,000	253,913
7.25%, 3/15/2029 (a)	371,000	245,172
Xerox Corp.:
4.80%, 3/1/2035	228,000	148,300
6.75%, 12/15/2039	508,000	380,751
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	714,000	672,038
5.50%, 8/15/2028 (a)	699,000	594,583
		2,294,757
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a) (b)	343,000	279,576
Steelcase, Inc. 5.13%, 1/18/2029	441,000	390,519
		670,095
OIL & GAS — 5.5%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	732,000	720,530
Security Description	Principal Amount	Value
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	$ 375,000	$ 347,359
7.63%, 2/1/2029 (a) (b)	389,000	397,099
Apache Corp. 5.25%, 2/1/2042 (b)	293,000	230,928
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	413,000	369,115
7.00%, 11/1/2026 (a)	204,000	197,319
8.25%, 12/31/2028 (a)	563,000	554,544
9.00%, 11/1/2027 (a)	14,000	17,351
Baytex Energy Corp.:
8.50%, 4/30/2030 (a)	850,000	830,484
8.75%, 4/1/2027 (a) (b)	538,000	546,393
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	470,000	435,822
California Resources Corp. 7.13%, 2/1/2026 (a)	472,000	475,682
Callon Petroleum Co.:
6.38%, 7/1/2026 (b)	366,000	356,041
7.50%, 6/15/2030 (a) (b)	559,000	527,718
8.00%, 8/1/2028 (a) (b)	797,000	788,416
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	305,000	292,959
9.75%, 7/15/2028 (a)	150,000	147,585
11.00%, 4/15/2025 (a)	186,000	192,915
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	417,000	406,379
5.88%, 2/1/2029 (a) (b)	219,000	207,954
6.75%, 4/15/2029 (a)	706,000	700,896
Chord Energy Corp. 6.38%, 6/1/2026 (a)	25,000	24,791
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	471,000	446,946
8.38%, 7/1/2028 (a)	1,210,000	1,224,060
8.75%, 7/1/2031 (a)	1,238,000	1,256,941
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	660,000	612,724
7.25%, 3/14/2027 (a) (b)	418,000	414,610
7.38%, 1/15/2031 (a)	437,000	426,678
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	836,000	726,158
6.75%, 3/1/2029 (a)	1,145,000	1,048,385
Crescent Energy Finance LLC:
7.25%, 5/1/2026 (a)	779,000	730,943
9.25%, 2/15/2028 (a)	355,000	344,265
CrownRock LP/CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	172,000	161,728
5.63%, 10/15/2025 (a)	693,000	684,053
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	530,000	511,105

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.75%, 2/15/2028 (a)	$ 383,000	$ 340,004
Earthstone Energy Holdings LLC:
8.00%, 4/15/2027 (a)	499,000	480,791
9.88%, 7/15/2031 (a)	600,000	593,502
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	790,000	721,309
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	812,000	795,581
Energean PLC 6.50%, 4/30/2027 (a)	425,000	387,541
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	248,000	255,294
EnQuest PLC 11.63%, 11/1/2027 (a)	271,000	247,342
Global Marine, Inc. 7.00%, 6/1/2028	227,000	183,868
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025 (a)	355,000	305,183
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	271,000	204,838
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	377,000	378,870
Harbour Energy PLC 5.50%, 10/15/2026 (a)	506,000	464,645
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	564,000	513,956
6.00%, 4/15/2030 (a)	394,000	359,336
6.00%, 2/1/2031 (a)	514,000	462,112
6.25%, 11/1/2028 (a)	574,000	541,127
6.25%, 4/15/2032 (a)	462,000	414,017
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	696,000	647,816
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	295,000	285,885
Matador Resources Co.:
5.88%, 9/15/2026	672,000	653,016
6.88%, 4/15/2028 (a)	430,000	425,575
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	317,000	297,945
7.13%, 2/1/2027 (a) (b)	226,000	229,428
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	774,000	712,583
10.50%, 5/15/2027 (a)	618,000	591,970
Murphy Oil Corp.:
5.88%, 12/1/2027	405,000	394,247
5.88%, 12/1/2042	317,000	263,639
Security Description	Principal Amount	Value
6.38%, 7/15/2028 (b)	$ 301,000	$ 296,690
7.05%, 5/1/2029	230,000	234,324
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	529,000	494,176
7.50%, 1/15/2028 (a)	420,000	368,361
Nabors Industries, Inc.:
5.75%, 2/1/2025	340,000	329,140
7.38%, 5/15/2027 (a)	715,000	680,101
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	831,000	829,114
Noble Finance II LLC 8.00%, 4/15/2030 (a)	640,000	650,010
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	784,000	768,391
8.75%, 6/15/2031 (a)	494,000	485,177
Occidental Petroleum Corp.:
3.50%, 8/15/2029	267,015	229,526
4.10%, 2/15/2047	214,000	152,811
4.63%, 6/15/2045	307,000	238,585
Parkland Corp.:
4.50%, 10/1/2029 (a)	584,000	507,385
4.63%, 5/1/2030 (a)	738,000	640,193
5.88%, 7/15/2027 (a)	467,000	450,917
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	393,000	351,287
5.15%, 11/15/2029	360,000	325,980
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	764,000	716,174
7.25%, 6/15/2025	536,000	535,078
PDC Energy, Inc. 5.75%, 5/15/2026	708,000	706,853
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a)	267,000	256,026
5.88%, 7/1/2029 (a)	653,000	615,511
6.88%, 4/1/2027 (a)	408,000	402,525
7.75%, 2/15/2026 (a)	212,000	214,006
Petrofac Ltd. 9.75%, 11/15/2026 (a)	801,000	633,271
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	638,000	577,167
7.13%, 1/15/2026 (a)	327,000	324,776
Range Resources Corp.:
4.75%, 2/15/2030 (a)	292,000	263,051
4.88%, 5/15/2025	618,000	607,723
8.25%, 1/15/2029	540,000	562,226
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	574,000	529,366
SM Energy Co.:
5.63%, 6/1/2025	289,000	283,240
6.50%, 7/15/2028 (b)	456,000	438,148
6.63%, 1/15/2027	322,000	314,910
6.75%, 9/15/2026	495,000	484,922
Southwestern Energy Co.:
4.75%, 2/1/2032	1,081,000	955,020

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.38%, 2/1/2029	$ 610,000	$ 575,846
5.38%, 3/15/2030	914,000	852,899
5.70%, 1/23/2025	336,000	334,485
8.38%, 9/15/2028	425,000	443,245
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a) (b)	515,000	452,840
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	702,000	623,095
4.50%, 4/30/2030	678,000	595,806
5.88%, 3/15/2028	373,000	358,628
6.00%, 4/15/2027	533,000	526,252
Talos Production, Inc. 12.00%, 1/15/2026	447,000	469,667
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	519,000	534,331
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	408,000	374,197
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	431,437	428,512
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	500,000	510,380
Transocean, Inc.:
6.80%, 3/15/2038	583,000	411,895
7.25%, 11/1/2025 (a)	360,000	346,925
7.50%, 1/15/2026 (a)	296,000	281,505
7.50%, 4/15/2031	442,000	348,309
8.00%, 2/1/2027 (a)	454,000	411,678
8.75%, 2/15/2030 (a)	1,062,000	1,078,312
11.50%, 1/30/2027 (a)	604,000	627,792
Ultra Resources, Inc. 11.00%, 7/12/2024 (c) (f)	16,577	—
Valaris Ltd. 8.38%, 4/30/2030 (a)	625,000	627,137
Vermilion Energy, Inc.:
5.63%, 3/15/2025 (a)	143,000	139,850
6.88%, 5/1/2030 (a) (b)	733,000	678,252
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	396,000	380,623
Vital Energy, Inc.:
7.75%, 7/31/2029 (a) (b)	343,000	282,930
9.50%, 1/15/2025 (b)	571,000	569,104
10.13%, 1/15/2028	448,000	438,861
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	488,000	488,317
		61,152,130
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	738,000	693,321
6.88%, 4/1/2027 (a)	290,000	279,389
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	490,000	467,411
Security Description	Principal Amount	Value
CGG SA 8.75%, 4/1/2027 (a) (b)	$ 484,000	$ 406,908
Crane NXT Co. 4.20%, 3/15/2048	375,000	259,414
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	417,000	399,528
Enerflex Ltd. 9.00%, 10/15/2027 (a)	886,000	863,380
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	80,555
Oceaneering International, Inc.:
4.65%, 11/15/2024	219,000	213,808
6.00%, 2/1/2028	349,000	331,449
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 4/1/2026	659,000	644,192
6.88%, 9/1/2027	722,000	689,640
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	259,000	260,088
8.63%, 4/30/2030 (a) (b)	1,403,000	1,425,448
Welltec International ApS 8.25%, 10/15/2026 (a)	511,000	518,297
		7,532,828
PACKAGING & CONTAINERS — 2.8%
ARD Finance SA 6.50%, 6/30/2027 (a)	908,000	739,557
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	537,000	461,353
4.00%, 9/1/2029 (a)	1,137,000	902,482
6.00%, 6/15/2027 (a)	410,000	403,051
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	1,197,200	1,115,587
5.25%, 4/30/2025 (a)	585,000	572,177
5.25%, 8/15/2027 (a)	886,000	752,311
5.25%, 8/15/2027 (a) (b)	638,000	543,755
Ball Corp.:
2.88%, 8/15/2030	1,194,000	991,223
3.13%, 9/15/2031	743,000	611,415
4.88%, 3/15/2026	653,000	634,827
5.25%, 7/1/2025	871,000	864,232
6.00%, 6/15/2029	875,000	868,577
6.88%, 3/15/2028	671,000	684,735
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	202,000	193,015
5.63%, 7/15/2027 (a)	428,000	419,710

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	$ 229,000	$ 215,727
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	461,000	410,843
5.38%, 2/1/2025 (a) (b)	277,000	270,322
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	555,000	530,946
8.75%, 4/15/2030 (a)	1,000,000	883,590
Crown Americas LLC 5.25%, 4/1/2030 (b)	400,000	381,068
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	282,000	268,577
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	821,000	795,598
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	269,000	279,141
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	439,000	374,761
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	264,000	238,102
3.50%, 3/1/2029 (a)	288,000	252,959
3.75%, 2/1/2030 (a)	376,000	326,477
4.13%, 8/15/2024	170,000	166,624
4.75%, 7/15/2027 (a)	177,000	168,628
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	746,000	639,889
LABL, Inc.:
5.88%, 11/1/2028 (a)	338,000	307,776
6.75%, 7/15/2026 (a)	696,000	684,502
8.25%, 11/1/2029 (a)	398,000	333,369
9.50%, 11/1/2028 (a)	285,000	290,187
10.50%, 7/15/2027 (a)	629,000	603,865
Mauser Packaging Solutions Holding Co.:
7.88%, 8/15/2026 (a)	2,560,000	2,539,264
9.25%, 4/15/2027 (a)	1,377,000	1,272,444
OI European Group BV 4.75%, 2/15/2030 (a)	395,000	357,601
Owens-Brockway Glass Container, Inc.:
6.38%, 8/15/2025 (a)	20,000	20,038
6.63%, 5/13/2027 (a) (b)	475,000	472,245
7.25%, 5/15/2031 (a) (b)	655,000	663,070
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	388,000	338,608
Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	$ 863,000	$ 769,727
Sealed Air Corp.:
4.00%, 12/1/2027 (a) (b)	91,000	83,063
5.00%, 4/15/2029 (a)	368,000	342,435
5.13%, 12/1/2024 (a)	397,000	392,077
5.50%, 9/15/2025 (a)	349,000	346,142
6.88%, 7/15/2033 (a)	478,000	495,806
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	777,000	771,227
Silgan Holdings, Inc. 4.13%, 2/1/2028	421,000	386,301
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	439,000	455,322
TriMas Corp. 4.13%, 4/15/2029 (a)	366,000	326,468
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	853,300	819,091
8.50%, 8/15/2027 (a) (b)	543,000	522,882
		30,554,769
PHARMACEUTICALS — 2.0%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	392,000	342,820
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	474,000	378,541
5.13%, 3/1/2030 (a)	513,000	417,038
6.13%, 8/1/2028 (a)	456,000	395,233
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	762,000	418,231
9.25%, 4/1/2026 (a)	669,000	563,599
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	1,275,000	759,135
5.00%, 1/30/2028 (a)	633,000	263,727
5.00%, 2/15/2029 (a)	403,000	165,847
5.25%, 1/30/2030 (a)	647,000	259,337
5.25%, 2/15/2031 (a)	518,000	215,819
5.50%, 11/1/2025 (a) (b)	1,276,000	1,127,882
5.75%, 8/15/2027 (a)	478,000	292,383
6.13%, 2/1/2027 (a)	752,000	481,445
6.25%, 2/15/2029 (a)	931,000	384,019
7.25%, 5/30/2029 (a)	359,000	152,744
9.00%, 12/15/2025 (a)	808,000	704,762
11.00%, 9/30/2028 (a)	1,507,000	1,072,035
14.00%, 10/15/2030 (a)	555,000	332,306
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	613,000	616,629
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	334,000	303,796
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	681,000	661,537

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	$ 522,000	$ 478,778
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	630,000	448,856
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	327,000	328,622
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,411,000	1,259,487
Kevlar SpA 6.50%, 9/1/2029 (a)	813,000	693,961
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 4/15/2025 (a) (b)	455,000	357,175
10.00%, 6/15/2029 (a)	394,000	62,575
11.50%, 12/15/2028 (a) (b)	491,000	414,767
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	308,000	271,761
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	1,805,000	1,602,750
5.13%, 4/30/2031 (a)	1,833,000	1,511,968
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	446,000	373,534
6.63%, 4/1/2030 (a) (b)	555,000	503,590
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	498,000	408,166
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	591,000	571,639
4.38%, 3/15/2026	629,000	597,890
4.65%, 6/15/2030	637,000	563,707
4.90%, 12/15/2044	318,000	246,460
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	104,000	94,804
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	491,000	404,555
5.13%, 1/15/2028 (a)	308,000	294,103
		21,798,013
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	691,000	641,676
5.75%, 3/1/2027 (a)	549,000	528,879
5.75%, 1/15/2028 (a)	460,000	440,997
7.88%, 5/15/2026 (a)	422,000	428,984
Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	$ 354,000	$ 350,152
7.63%, 12/15/2025 (a)	563,000	569,092
Buckeye Partners LP:
3.95%, 12/1/2026	643,000	583,355
4.13%, 3/1/2025 (a)	592,000	566,763
4.13%, 12/1/2027	371,000	337,469
4.35%, 10/15/2024	163,000	159,023
4.50%, 3/1/2028 (a)	394,000	355,699
5.60%, 10/15/2044	244,000	179,389
5.85%, 11/15/2043	363,000	273,183
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	377,000	318,919
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,179,000	1,060,004
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	631,000	597,822
5.75%, 4/1/2025	424,000	417,827
6.00%, 2/1/2029 (a)	802,000	748,683
7.38%, 2/1/2031 (a)	602,000	595,029
8.00%, 4/1/2029 (a)	402,000	407,684
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	389,000	362,151
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	905,000	794,436
4.38%, 6/15/2031 (a)	870,000	750,105
EnLink Midstream LLC:
5.38%, 6/1/2029	487,000	464,403
5.63%, 1/15/2028 (a)	467,000	452,743
6.50%, 9/1/2030 (a)	589,000	588,346
EnLink Midstream Partners LP:
4.15%, 6/1/2025	360,600	349,796
4.85%, 7/15/2026	444,000	430,178
5.05%, 4/1/2045	412,000	328,830
5.45%, 6/1/2047	437,000	359,380
5.60%, 4/1/2044	540,000	452,525
EQM Midstream Partners LP:
4.00%, 8/1/2024 (b)	261,000	255,783
4.13%, 12/1/2026	406,000	377,828
4.50%, 1/15/2029 (a)	641,000	572,035
4.75%, 1/15/2031 (a) (b)	893,000	781,804
5.50%, 7/15/2028	729,000	688,971
6.00%, 7/1/2025 (a)	429,000	425,598
6.50%, 7/1/2027 (a)	790,000	779,106
6.50%, 7/15/2048	568,000	514,120
7.50%, 6/1/2027 (a)	457,000	461,483
7.50%, 6/1/2030 (a)	422,000	426,220

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	$ 610,000	$ 609,970
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25%, 5/15/2026 (b)	313,000	296,802
6.50%, 10/1/2025	409,000	403,061
7.75%, 2/1/2028	726,000	691,050
8.00%, 1/15/2027	900,000	877,473
8.88%, 4/15/2030	580,000	566,648
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	374,000	347,824
7.00%, 8/1/2027	361,000	351,415
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	788,000	781,326
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	655,000	571,658
5.13%, 6/15/2028 (a)	507,000	476,986
5.50%, 10/15/2030 (a)	327,000	304,843
5.63%, 2/15/2026 (a)	653,000	642,206
Holly Energy Partners LP/Holly Energy Finance Corp.:
5.00%, 2/1/2028 (a)	374,000	348,811
6.38%, 4/15/2027 (a)	402,000	398,278
Howard Midstream Energy Partners LLC:
6.75%, 1/15/2027 (a)	389,000	370,612
8.88%, 7/15/2028 (a)	500,000	503,050
ITT Holdings LLC 6.50%, 8/1/2029 (a)	1,157,000	972,401
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	934,000	888,215
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	514,000	496,940
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	1,484,000	1,328,848
6.75%, 9/15/2025 (a)	1,149,000	1,077,682
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	1,837,000	1,809,280
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.13%, 3/1/2025	142,000	136,323
7.50%, 4/15/2026 (b)	310,000	291,815
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	599,000	559,849
NuStar Logistics LP:
5.63%, 4/28/2027 (b)	496,000	476,785
5.75%, 10/1/2025	456,000	446,091
6.00%, 6/1/2026	472,000	460,417
Security Description	Principal Amount	Value
6.38%, 10/1/2030	$ 614,000	$ 589,274
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	355,000	337,136
4.80%, 5/15/2030 (a)	373,000	330,926
4.95%, 7/15/2029 (a)	424,000	389,626
6.88%, 4/15/2040 (a)	433,000	391,168
7.50%, 7/15/2038 (a)	448,000	408,634
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025 (b)	237,000	215,307
9.00%, 10/15/2026 (a) (e)	977,000	948,862
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	783,000	716,171
6.00%, 3/1/2027 (a)	624,000	589,730
6.00%, 12/31/2030 (a)	574,000	505,861
6.00%, 9/1/2031 (a)	509,000	438,269
7.50%, 10/1/2025 (a)	548,000	549,819
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026	584,000	504,699
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	1,031,000	900,630
3.88%, 11/1/2033 (a)	1,132,000	930,527
4.13%, 8/15/2031 (a)	1,146,000	986,660
6.25%, 1/15/2030 (a)	917,000	909,673
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	2,155,000	2,191,764
8.38%, 6/1/2031 (a)	2,029,000	2,048,702
		52,546,567
REAL ESTATE — 0.6%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	632,000	571,922
Five Point Operating Co. LP/Five Point Capital Corp. 7.88%, 11/15/2025 (a) (b)	580,000	523,943
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	458,000	446,884
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	622,000	515,825
4.38%, 2/1/2031 (a)	611,000	488,604
5.38%, 8/1/2028 (a)	739,000	660,999
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	717,000	573,241
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	606,000	478,922
4.75%, 2/1/2030	602,000	455,973
5.00%, 3/1/2031	858,000	641,527

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Realogy Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a)	$ 887,000	$ 631,987
5.75%, 1/15/2029 (a)	890,000	668,141
		6,657,968
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	528,000	411,323
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	453,000	380,760
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	727,000	615,987
5.75%, 5/15/2026 (a)	913,000	836,856
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	281,000	243,627
Diversified Healthcare Trust:
4.38%, 3/1/2031	335,000	245,806
4.75%, 5/1/2024	415,000	386,560
4.75%, 2/15/2028	505,000	344,031
9.75%, 6/15/2025	460,000	441,894
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	595,000	436,700
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	903,000	810,018
3.75%, 9/15/2030 (a)	325,000	254,751
6.00%, 4/15/2025 (a) (b)	368,000	362,925
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	682,000	590,203
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	961,000	825,720
4.88%, 9/15/2027 (a)	856,000	808,141
4.88%, 9/15/2029 (a)	858,000	768,142
5.00%, 7/15/2028 (a)	471,000	436,645
5.25%, 3/15/2028 (a)	712,000	666,617
5.25%, 7/15/2030 (a)	1,129,000	1,017,308
5.63%, 7/15/2032 (a)	548,000	491,107
7.00%, 2/15/2029 (a)	1,000,000	1,002,070
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	481,000	417,883
4.75%, 6/15/2029 (a)	674,000	548,717
5.25%, 10/1/2025 (a)	349,000	328,496
Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	$ 1,060,100	$ 732,296
4.63%, 8/1/2029	1,169,000	885,272
5.00%, 10/15/2027 (b)	1,265,000	1,064,649
5.25%, 8/1/2026 (b)	564,000	500,996
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	544,000	420,137
Office Properties Income Trust:
2.40%, 2/1/2027	429,000	288,322
2.65%, 6/15/2026	260,000	191,542
3.45%, 10/15/2031	483,000	254,454
4.25%, 5/15/2024	316,000	297,950
4.50%, 2/1/2025	649,000	560,022
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a) (b)	693,000	597,477
5.88%, 10/1/2028 (a) (b)	673,000	621,482
7.50%, 6/1/2025 (a)	305,000	305,695
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	455,000	402,948
4.75%, 10/15/2027	559,000	520,032
7.25%, 7/15/2028 (a)	430,000	434,403
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	614,000	575,791
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	319,000	292,753
4.00%, 9/15/2029 (a)	254,000	213,604
SBA Communications Corp.:
3.13%, 2/1/2029	1,210,000	1,025,935
3.88%, 2/15/2027	1,165,000	1,073,373
Service Properties Trust:
3.95%, 1/15/2028	387,000	302,793
4.35%, 10/1/2024	752,000	723,830
4.38%, 2/15/2030	309,000	231,262
4.50%, 3/15/2025	260,000	245,718
4.75%, 10/1/2026	425,000	368,930
4.95%, 2/15/2027	416,000	355,763
4.95%, 10/1/2029	332,000	257,605
5.25%, 2/15/2026	390,000	353,644
5.50%, 12/15/2027	411,000	361,240
7.50%, 9/15/2025	684,000	672,317
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	342,000	295,639
3.75%, 12/31/2024 (a)	372,000	349,952
4.38%, 1/15/2027 (a)	612,000	527,116
4.75%, 3/15/2025	483,000	459,386

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	$ 598,000	$ 405,241
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	557,000	462,410
6.50%, 2/15/2029 (a)	947,000	669,529
10.50%, 2/15/2028 (a)	2,344,000	2,326,186
XHR LP:
4.88%, 6/1/2029 (a) (b)	378,000	325,598
6.38%, 8/15/2025 (a)	479,000	470,464
		35,096,043
RETAIL — 5.4%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	648,000	571,231
3.88%, 1/15/2028 (a)	1,127,000	1,030,427
4.00%, 10/15/2030 (a)	2,569,000	2,210,830
4.38%, 1/15/2028 (a)	695,000	642,187
5.75%, 4/15/2025 (a) (b)	467,000	466,178
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	439,000	166,824
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	333,000	339,141
Academy Ltd. 6.00%, 11/15/2027 (a)	403,000	388,065
Arko Corp. 5.13%, 11/15/2029 (a)	427,000	348,014
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	315,000	290,178
4.63%, 11/15/2029 (a) (b)	718,000	639,077
4.75%, 3/1/2030	441,000	391,665
5.00%, 2/15/2032 (a)	380,000	332,010
At Home Group, Inc. 4.88%, 7/15/2028 (a)	262,000	130,539
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	435,000	413,624
6.63%, 10/1/2030 (a)	761,000	735,301
6.69%, 1/15/2027	260,000	260,736
6.75%, 7/1/2036	736,000	663,261
6.88%, 11/1/2035	898,000	821,886
6.95%, 3/1/2033	426,000	381,670
7.50%, 6/15/2029 (b)	398,000	403,481
9.38%, 7/1/2025 (a) (b)	362,000	383,955
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	518,000	456,089
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	174,000	154,053
4.50%, 11/15/2026 (a)	418,000	396,749
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044 (c)	538,000	10,970
Security Description	Principal Amount	Value
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	$ 251,000	$ 224,705
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	323,000	285,222
Brinker International, Inc.:
5.00%, 10/1/2024 (a)	250,000	246,105
8.25%, 7/15/2030 (a)	350,000	344,796
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	305,000	250,863
Carvana Co.:
4.88%, 9/1/2029 (a)	519,000	301,248
5.50%, 4/15/2027 (a)	585,000	397,677
5.63%, 10/1/2025 (a)	495,000	435,437
5.88%, 10/1/2028 (a)	481,000	280,750
10.25%, 5/1/2030 (a)	3,118,000	2,484,048
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	682,000	651,951
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	319,000	323,389
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	730,000	709,195
8.50%, 10/30/2025 (a)	663,000	646,438
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	441,000	459,306
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	571,000	530,476
5.88%, 4/1/2029 (a)	915,000	766,779
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	749,000	658,701
6.75%, 1/15/2030 (a) (b)	1,127,000	957,003
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	430,000	384,489
5.63%, 1/1/2030 (a)	467,000	421,902
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	372,000	281,083
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	361,000	301,525
Gap, Inc.:
3.63%, 10/1/2029 (a)	823,000	582,569
3.88%, 10/1/2031 (a)	773,000	529,845
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	398,000	257,076
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	675,000	593,487
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	496,000	451,484
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	313,000	277,055

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
IRB Holding Corp. 7.00%, 6/15/2025 (a)	$ 604,000	$ 607,020
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	372,000	328,178
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	635,000	613,200
Kohl's Corp.:
4.25%, 7/17/2025 (b)	225,000	210,121
4.63%, 5/1/2031	499,000	347,469
5.55%, 7/17/2045	466,000	279,390
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	764,000	632,393
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	834,000	715,680
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	660,000	575,210
4.38%, 1/15/2031 (a)	478,000	412,629
4.63%, 12/15/2027 (a)	276,000	257,665
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	748,000	696,740
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	214,000	132,136
4.50%, 12/15/2034 (b)	389,000	279,757
5.13%, 1/15/2042	307,000	210,274
5.88%, 4/1/2029 (a) (b)	490,000	447,321
5.88%, 3/15/2030 (a)	340,000	302,903
6.13%, 3/15/2032 (a) (b)	404,000	353,852
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	242,000	228,983
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	1,006,000	812,335
7.88%, 5/1/2029 (a)	1,114,000	751,883
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	344,000	289,060
4.75%, 9/15/2029	426,000	391,562
5.63%, 5/1/2027	384,000	375,157
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	1,035,000	961,960
Nordstrom, Inc.:
4.00%, 3/15/2027	381,000	340,199
4.25%, 8/1/2031	383,000	298,403
4.38%, 4/1/2030 (b)	446,000	368,655
5.00%, 1/15/2044	731,000	508,096
6.95%, 3/15/2028 (b)	412,000	409,083
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	476,000	402,739
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	336,000	263,716
6.75%, 8/1/2029 (a)	276,000	219,423
Security Description	Principal Amount	Value
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	$ 281,000	$ 241,278
7.50%, 10/15/2027 (a) (b)	357,000	346,244
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	300,000	285,696
3.75%, 6/15/2029	485,000	418,831
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	915,000	847,354
7.75%, 2/15/2029 (a)	1,060,000	1,053,725
QVC, Inc.:
4.38%, 9/1/2028	412,000	236,665
4.45%, 2/15/2025	596,000	525,446
WI, 4.75%, 2/15/2027	534,000	342,241
5.45%, 8/15/2034	641,000	309,718
5.95%, 3/15/2043	253,000	123,226
Rite Aid Corp.:
7.50%, 7/1/2025 (a) (b)	500,000	296,970
8.00%, 11/15/2026 (a)	670,000	327,617
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	528,000	523,084
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	298,000	290,633
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	746,000	628,453
4.88%, 11/15/2031 (a) (b)	522,000	428,050
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	896,000	847,661
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	525,000	470,516
6.00%, 12/1/2029 (a)	775,000	668,461
6.13%, 7/1/2029 (a)	424,000	368,210
Staples, Inc.:
7.50%, 4/15/2026 (a)	1,830,000	1,507,993
10.75%, 4/15/2027 (a)	943,000	548,138
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a) (b)	605,000	509,059
5.88%, 3/1/2027	281,000	273,031
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a) (b)	414,000	363,438
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	387,000	387,642
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	701,000	511,961
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	493,000	446,900
White Cap Parent LLC 8.25%, 3/15/2026 (a)	307,000	294,425

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Yum! Brands, Inc.:
3.63%, 3/15/2031	$ 930,000	$ 805,166
4.63%, 1/31/2032	817,000	741,419
4.75%, 1/15/2030 (a)	736,000	690,957
5.35%, 11/1/2043	122,000	108,408
5.38%, 4/1/2032	1,044,000	991,121
6.88%, 11/15/2037	138,000	148,892
		59,994,566
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	470,000	470,508
ams-OSRAM AG 7.00%, 7/31/2025 (a)	678,000	597,542
Entegris Escrow Corp.:
4.75%, 4/15/2029 (a)	1,456,000	1,352,041
5.95%, 6/15/2030 (a)	697,000	668,939
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	277,000	238,713
4.38%, 4/15/2028 (a)	278,000	254,300
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	552,000	502,281
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	316,000	267,390
		4,351,714
SOFTWARE — 2.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	219,000	214,302
Alteryx, Inc. 8.75%, 3/15/2028 (a) (b)	461,000	452,827
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	2,165,000	1,820,917
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	369,000	368,723
9.13%, 3/1/2026 (a)	351,000	350,175
Camelot Finance SA 4.50%, 11/1/2026 (a)	578,000	545,158
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	300,000	296,319
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	388,000	219,418
CDK Global, Inc. 6.50%, 10/15/2024	20,000	17,988
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	687,000	679,182
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	783,000	692,368
4.88%, 7/1/2029 (a) (b)	633,000	561,566
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	3,594,000	3,194,707
9.00%, 9/30/2029 (a)	3,460,000	3,024,109
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a) (b)	322,000	292,595
Security Description	Principal Amount	Value
6.50%, 10/15/2028 (a) (b)	$ 513,000	$ 439,503
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	396,000	217,277
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	373,000	328,721
Elastic NV 4.13%, 7/15/2029 (a)	420,000	362,359
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	731,000	671,021
5.25%, 5/15/2026 (a)	149,000	145,776
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	224,000	192,026
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	134,000	120,072
Open Text Corp.:
3.88%, 2/15/2028 (a)	843,000	742,169
3.88%, 12/1/2029 (a)	718,000	600,305
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	738,000	628,134
4.13%, 12/1/2031 (a) (b)	650,000	534,274
PTC, Inc.:
3.63%, 2/15/2025 (a)	376,000	363,423
4.00%, 2/15/2028 (a)	308,000	285,368
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a)	447,000	201,847
5.38%, 12/1/2028 (a)	471,000	148,954
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	872,000	734,887
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	563,000	474,164
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,579,000	1,511,498
Twilio, Inc.:
3.63%, 3/15/2029	379,000	324,579
3.88%, 3/15/2031	435,000	364,065
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	1,565,000	1,270,811
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	562,000	483,292
		23,874,879
TELECOMMUNICATIONS — 4.8%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	1,169,000	569,595
10.50%, 5/15/2027 (a)	1,470,000	890,012
Altice France SA:
5.13%, 1/15/2029 (a)	477,000	340,473
5.13%, 7/15/2029 (a)	2,271,000	1,612,183
5.50%, 1/15/2028 (a)	1,007,000	762,873
5.50%, 10/15/2029 (a)	1,989,000	1,429,673
8.13%, 2/1/2027 (a)	1,687,000	1,460,487

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (d)	$ 510,000	$ 450,656
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (d)	367,000	299,237
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	1,064,000	928,521
Ciena Corp. 4.00%, 1/31/2030 (a)	371,000	323,660
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	710,000	495,495
6.00%, 6/15/2025 (a) (b)	1,237,000	1,154,393
CommScope, Inc.:
4.75%, 9/1/2029 (a)	1,015,000	801,617
6.00%, 3/1/2026 (a)	1,393,000	1,303,542
7.13%, 7/1/2028 (a) (b)	602,000	427,679
8.25%, 3/1/2027 (a) (b)	858,000	686,108
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	1,772,000	1,719,318
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	391,000	293,070
6.50%, 10/1/2028 (a)	746,000	587,982
Embarq Corp. 8.00%, 6/1/2036	1,205,000	736,761
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	1,356,000	1,169,903
5.88%, 10/15/2027 (a)	923,000	843,539
5.88%, 11/1/2029	768,000	560,640
6.00%, 1/15/2030 (a) (b)	969,000	713,232
6.75%, 5/1/2029 (a) (b)	1,144,000	886,692
8.63%, 3/15/2031 (a)	589,000	569,964
8.75%, 5/15/2030 (a)	1,104,000	1,078,707
Frontier Florida LLC Series E, 6.86%, 2/1/2028	336,000	297,548
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	1,076,000	600,612
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	626,000	587,514
6.63%, 8/1/2026	817,000	766,509
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	1,132,000	1,068,755
7.00%, 10/15/2028 (a)	857,000	790,771
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,458,000	2,233,241
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	816,000	691,625
3.63%, 1/15/2029 (a)	808,000	484,816
3.75%, 7/15/2029 (a)	789,000	474,907
3.88%, 11/15/2029 (a) (b)	520,000	414,632
Security Description	Principal Amount	Value
4.25%, 7/1/2028 (a)	$ 1,061,000	$ 684,016
4.63%, 9/15/2027 (a)	912,000	633,712
10.50%, 5/15/2030 (a)	1,033,000	1,048,578
Ligado Networks LLC 17.50%, 5/1/2024 (a)	515,630	55,451
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	1,155,000	862,866
4.50%, 1/15/2029 (a)	430,000	210,184
5.13%, 12/15/2026 (a) (b)	225,000	156,159
Series G, 6.88%, 1/15/2028	250,000	132,443
Series P, 7.60%, 9/15/2039	447,000	190,342
Series U, 7.65%, 3/15/2042	397,000	167,014
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	752,000	577,724
5.13%, 1/15/2028 (a)	510,300	448,018
6.25%, 3/25/2029 (a)	699,300	626,692
6.63%, 10/15/2026 (a)	9,000	8,664
Qwest Corp. 7.25%, 9/15/2025	279,000	271,305
RCN Corp. Zero Coupon, 4/15/2023 (f)	3,000	—
Rogers Communications, Inc. 5 year CMT + 3.59%, 5.25%, 3/15/2082 (a) (d)	630,000	579,373
Sable International Finance Ltd. 5.75%, 9/7/2027 (a)	574,000	534,337
Telecom Italia Capital SA:
6.00%, 9/30/2034	922,000	743,021
6.38%, 11/15/2033	696,000	590,563
7.20%, 7/18/2036	961,000	827,575
7.72%, 6/4/2038	960,000	848,832
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	224,000	134,407
5.63%, 12/6/2026 (a)	522,000	321,870
6.50%, 10/15/2027 (a)	315,000	132,706
U.S. Cellular Corp. 6.70%, 12/15/2033 (b)	1,157,000	995,078
Viasat, Inc.:
5.63%, 9/15/2025 (a)	632,000	612,534
5.63%, 4/15/2027 (a)	524,000	489,421
6.50%, 7/15/2028 (a)	386,000	326,653
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a) (b)	485,000	413,065
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	1,270,000	1,028,154
4.75%, 7/15/2031 (a)	1,208,000	1,006,445
Vodafone Group PLC:
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (d)	420,000	372,494
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (d)	538,000	425,224

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5 Year CMT + 3.07%, 5.13%, 6/4/2081 (d)	$ 1,177,000	$ 858,009
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	1,822,000	1,866,548
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	1,307,000	1,082,850
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	1,430,000	1,009,694
6.13%, 3/1/2028 (a) (b)	761,000	474,879
		53,253,842
TEXTILES — 0.0% (g)
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC 7.50%, 5/1/2025 (a) (b)	419,000	277,575
TRANSPORTATION — 0.3%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	853,000	747,783
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	262,000	194,745
Danaos Corp. 8.50%, 3/1/2028 (a) (b)	222,000	222,475
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	541,000	458,584
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	828,000	749,696
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	551,000	525,136
XPO CNW, Inc. 6.70%, 5/1/2034	61,000	60,884
XPO, Inc. 7.13%, 6/1/2031 (a) (b)	254,000	256,090
		3,215,393
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month SOFR + 4.56%, 6.50%, 6/15/2045 (a) (d)	515,000	499,395
Fly Leasing Ltd. 7.00%, 10/15/2024 (a)	196,000	176,425
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	907,000	832,018
6.50%, 10/1/2025 (a)	617,000	608,782
9.75%, 8/1/2027 (a)	434,000	449,733
		2,566,353
Security Description	Principal Amount	Value
WATER — 0.0% (g)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	$ 529,000	$ 513,506
TOTAL CORPORATE BONDS & NOTES (Cost $1,156,596,844)		1,084,832,016
	Shares
COMMON STOCKS — 0.0% (g)
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Tapstone Energy Holdings III LLC (f) (h)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Baytex Energy Corp. (h)	2,052	6,690
PHARMACEUTICALS — 0.0% (g)
Mallinckrodt PLC (h)	434	512
TOTAL COMMON STOCKS (Cost $9,005)		7,202
PREFERRED STOCKS — 0.0% (g)
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Tapstone Energy LLC / Tapstone Energy Finance Corp. (f) (h) (Cost $854)	324	855
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (i) (j)	3,574,207	3,574,921
State Street Navigator Securities Lending Portfolio II (k) (l)	94,889,135	94,889,135
TOTAL SHORT-TERM INVESTMENTS (Cost $98,464,053)		98,464,056
TOTAL INVESTMENTS — 106.7% (Cost $1,255,070,756)		1,183,304,129
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(74,139,001)
NET ASSETS — 100.0%		$ 1,109,165,128
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 75.3% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Security is currently in default and/or issuer is in bankruptcy.

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2023, total aggregate fair value of the securities is $855, representing 0.00% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2023.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,084,832,016	$ 0(a)	$1,084,832,016
Common Stocks	7,202	—	0(a)	7,202
Preferred Stocks	—	—	855	855
Short-Term Investments	98,464,056	—	—	98,464,056
TOTAL INVESTMENTS	$98,471,258	$1,084,832,016	$855	$1,183,304,129
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2023.

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,139,328	$ 3,139,014	$158,339,442	$157,902,997	$(549)	$11	3,574,207	$ 3,574,921	$ 221,002
State Street Navigator Securities Lending Portfolio II	60,283,638	60,283,638	237,481,731	202,876,234	—	—	94,889,135	94,889,135	802,951
Total		$63,422,652	$395,821,173	$360,779,231	$(549)	$11		$98,464,056	$1,023,953
See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$ 100,000	$ 72,973
5.38%, 6/15/2033	175,000	173,253
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	96,054
		342,280
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
2.20%, 2/4/2026	595,000	546,383
2.25%, 6/15/2026	200,000	181,768
2.60%, 10/30/2025	250,000	232,657
2.70%, 2/1/2027	150,000	137,115
2.75%, 2/1/2026 (a)	50,000	46,578
3.10%, 5/1/2026	115,000	108,147
3.20%, 3/1/2029	149,000	133,656
3.25%, 2/1/2028 (a)	300,000	275,622
3.55%, 3/1/2038	100,000	78,240
3.63%, 2/1/2031	130,000	117,187
3.63%, 3/1/2048	55,000	39,092
3.75%, 2/1/2050	115,000	86,354
3.83%, 3/1/2059 (a)	175,000	125,111
3.85%, 11/1/2048	63,000	46,502
3.90%, 5/1/2049	115,000	88,041
3.95%, 8/1/2059	100,000	73,861
4.88%, 5/1/2025	450,000	443,551
5.04%, 5/1/2027	25,000	24,715
5.15%, 5/1/2030 (a)	398,000	394,215
5.71%, 5/1/2040	374,000	372,923
5.81%, 5/1/2050	621,000	617,640
5.88%, 2/15/2040	144,000	143,951
5.93%, 5/1/2060	152,000	150,466
6.63%, 2/15/2038	95,000	101,280
General Dynamics Corp.:
2.38%, 11/15/2024	100,000	95,898
3.25%, 4/1/2025	306,000	296,156
3.50%, 5/15/2025	132,000	128,359
3.63%, 4/1/2030	114,000	107,422
3.75%, 5/15/2028	190,000	182,079
4.25%, 4/1/2040	100,000	92,030
Hexcel Corp. 4.20%, 2/15/2027	100,000	94,623
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	351,000	303,892
3.85%, 12/15/2026	75,000	71,519
4.40%, 6/15/2028	300,000	288,414
4.85%, 4/27/2035	225,000	216,013
Lockheed Martin Corp.:
1.85%, 6/15/2030	200,000	166,832
3.55%, 1/15/2026	200,000	194,158
3.80%, 3/1/2045	371,000	312,616
3.90%, 6/15/2032	95,000	89,500
Security Description	Principal Amount	Value
4.07%, 12/15/2042	$ 396,000	$ 352,670
4.15%, 6/15/2053	114,000	100,307
4.45%, 5/15/2028	70,000	69,073
4.70%, 5/15/2046	200,000	192,940
4.75%, 2/15/2034	200,000	199,454
4.95%, 10/15/2025	100,000	99,793
5.72%, 6/1/2040	104,000	111,847
Series B, 6.15%, 9/1/2036	100,000	110,853
Northrop Grumman Corp.:
3.85%, 4/15/2045	50,000	40,816
4.03%, 10/15/2047	25,000	21,447
4.40%, 5/1/2030	100,000	97,503
4.70%, 3/15/2033	60,000	58,899
4.95%, 3/15/2053 (a)	55,000	53,644
5.15%, 5/1/2040	549,000	541,050
5.25%, 5/1/2050	295,000	300,455
7.75%, 2/15/2031	100,000	114,878
Raytheon Technologies Corp.:
1.90%, 9/1/2031	225,000	179,806
2.25%, 7/1/2030	50,000	42,237
2.38%, 3/15/2032	100,000	82,032
2.82%, 9/1/2051	200,000	134,306
3.03%, 3/15/2052	170,000	119,527
3.13%, 7/1/2050	150,000	108,827
3.75%, 11/1/2046	180,000	145,105
3.95%, 8/16/2025	50,000	48,987
4.13%, 11/16/2028	584,000	562,480
4.15%, 5/15/2045	390,000	332,510
4.35%, 4/15/2047	25,000	22,209
4.50%, 6/1/2042	300,000	276,354
4.63%, 11/16/2048	190,000	177,175
4.70%, 12/15/2041	50,000	46,414
4.80%, 12/15/2043	250,000	232,887
5.00%, 2/27/2026	45,000	44,947
5.15%, 2/27/2033	115,000	116,538
5.38%, 2/27/2053 (a)	48,000	49,848
6.13%, 7/15/2038	100,000	107,738
		12,500,122
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	280,000	263,528
3.40%, 5/6/2030	227,000	200,103
3.40%, 2/4/2041	50,000	34,971
3.70%, 2/4/2051	273,000	183,139
3.88%, 9/16/2046 (a)	100,000	70,213
4.00%, 2/4/2061	100,000	68,936
4.25%, 8/9/2042	100,000	78,146
4.40%, 2/14/2026	196,000	191,913
4.45%, 5/6/2050	165,000	121,755
4.50%, 5/2/2043	312,000	248,539
4.80%, 2/14/2029	183,000	177,957
5.80%, 2/14/2039 (a)	185,000	180,813
5.95%, 2/14/2049 (a)	362,000	342,249
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	100,000	93,765

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.70%, 9/15/2051	$ 290,000	$ 194,961
4.50%, 8/15/2033	350,000	341,771
BAT Capital Corp.:
2.26%, 3/25/2028	260,000	222,885
3.22%, 9/6/2026	150,000	139,612
3.46%, 9/6/2029	46,000	39,972
3.56%, 8/15/2027	535,000	492,553
3.73%, 9/25/2040	57,000	40,653
4.39%, 8/15/2037	250,000	199,775
4.54%, 8/15/2047	300,000	221,367
4.70%, 4/2/2027	300,000	290,646
4.74%, 3/16/2032	50,000	45,567
4.91%, 4/2/2030	503,000	475,667
5.65%, 3/16/2052	40,000	34,775
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	177,133
4.45%, 3/16/2028	50,000	47,147
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	100,000	92,060
2.75%, 5/14/2031	120,000	100,765
3.25%, 8/15/2026	47,000	44,322
3.75%, 9/25/2027	25,000	23,629
Philip Morris International, Inc.:
0.88%, 5/1/2026	173,000	154,378
1.50%, 5/1/2025	190,000	177,715
1.75%, 11/1/2030	514,000	406,620
2.10%, 5/1/2030	402,000	332,760
2.75%, 2/25/2026 (a)	100,000	94,003
3.25%, 11/10/2024	125,000	121,444
3.38%, 8/11/2025 (a)	150,000	144,469
3.38%, 8/15/2029 (a)	250,000	225,810
4.25%, 11/10/2044	275,000	228,822
4.38%, 11/15/2041	50,000	42,735
4.50%, 3/20/2042	150,000	129,317
4.88%, 2/13/2026	100,000	99,284
4.88%, 11/15/2043	415,000	372,247
5.00%, 11/17/2025	70,000	69,670
5.13%, 11/15/2024	100,000	99,577
5.13%, 11/17/2027	120,000	120,389
5.13%, 2/15/2030	150,000	148,357
5.38%, 2/15/2033	200,000	199,642
5.75%, 11/17/2032	70,000	71,737
Reynolds American, Inc.:
4.45%, 6/12/2025	515,000	500,657
5.70%, 8/15/2035	50,000	47,046
5.85%, 8/15/2045	300,000	267,219
7.25%, 6/15/2037	50,000	52,476
		9,587,661
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series A, Class A, 2.88%, 1/11/2036	53,525	44,497
Series 2016-3, Class AA, 3.00%, 4/15/2030	20,919	18,649
Security Description	Principal Amount	Value
Series AA, Class AA, 3.15%, 8/15/2033	$ 58,610	$ 50,878
Series AA, Class AA, 3.20%, 12/15/2029	90,610	81,403
Series AA, Class AA, 3.58%, 7/15/2029	179,565	165,782
Continental Airlines Pass-Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	13,177	12,751
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	171,485	152,160
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	75,277	68,524
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	21,291
5.13%, 6/15/2027	180,000	178,655
5.25%, 5/4/2025	300,000	297,198
Spirit Airlines Pass-Through Trust Series 2018-1, Class A, 4.10%, 10/1/2029	29,369	26,857
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	102,221	86,436
Series AA, Class AA, 3.10%, 1/7/2030	70,979	63,994
Series AA, Class AA, 3.50%, 9/1/2031	78,433	70,795
Series A, Class A, 3.75%, 3/3/2028	116,118	108,899
Series A, Class A, 4.00%, 10/11/2027	56,181	52,961
Series AA, Class AA, 4.15%, 2/25/2033	30,003	27,476
Series A, Class A, 4.30%, 2/15/2027	91,931	88,517
Series 2020-1, Class B, 4.88%, 7/15/2027	188,375	180,650
Series 2023-1, 5.80%, 7/15/2037	105,000	106,984
Series 20-1, Class A, 5.88%, 4/15/2029	244,352	242,583
		2,147,940
APPAREL — 0.2%
NIKE, Inc.:
2.40%, 3/27/2025	75,000	71,706
2.85%, 3/27/2030	200,000	180,802
3.25%, 3/27/2040	240,000	197,227
3.38%, 11/1/2046	50,000	40,065
3.38%, 3/27/2050 (a)	165,000	133,645
3.63%, 5/1/2043	50,000	42,071
3.88%, 11/1/2045	213,000	186,290

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
PVH Corp. 4.63%, 7/10/2025	$ 280,000	$ 270,533
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	100,000	88,215
VF Corp.:
2.40%, 4/23/2025	150,000	140,655
2.95%, 4/23/2030 (a)	210,000	172,815
		1,524,024
AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	250,000	228,092
Series MTN, 1.20%, 7/8/2025	175,000	161,154
Series MTN, 1.30%, 9/9/2026	200,000	178,112
1.50%, 1/13/2025	200,000	189,012
Series MTN, 2.15%, 9/10/2024	21,000	20,181
Series MTN, 2.25%, 1/12/2029	150,000	130,420
Series GMTN, 2.30%, 9/9/2026	25,000	22,996
Series MTN, 2.35%, 1/8/2027 (a)	100,000	91,750
Series GMTN, 3.50%, 2/15/2028	125,000	117,762
4.60%, 4/17/2030	250,000	244,457
4.70%, 1/12/2028	120,000	119,010
Cummins, Inc. 2.60%, 9/1/2050	50,000	32,249
General Motors Co.:
4.00%, 4/1/2025	25,000	24,297
4.20%, 10/1/2027 (a)	200,000	189,618
5.15%, 4/1/2038	200,000	178,460
5.20%, 4/1/2045	194,000	165,418
5.40%, 10/15/2029 (a)	100,000	97,491
5.40%, 4/1/2048 (a)	180,000	155,270
5.60%, 10/15/2032 (a)	100,000	96,947
5.95%, 4/1/2049 (a)	210,000	196,100
6.13%, 10/1/2025	104,000	104,678
6.25%, 10/2/2043	65,000	63,662
6.60%, 4/1/2036	330,000	339,435
6.75%, 4/1/2046	150,000	151,599
6.80%, 10/1/2027	125,000	129,829
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	25,000	23,515
2.35%, 1/8/2031	100,000	78,495
2.40%, 4/10/2028	100,000	86,234
2.70%, 8/20/2027	25,000	22,141
2.70%, 6/10/2031	125,000	99,657
2.90%, 2/26/2025	327,000	310,657
3.10%, 1/12/2032	377,000	304,940
3.60%, 6/21/2030	250,000	216,497
Security Description	Principal Amount	Value
3.80%, 4/7/2025	$ 259,000	$ 249,829
4.00%, 1/15/2025	50,000	48,448
4.35%, 4/9/2025	568,000	553,272
4.35%, 1/17/2027 (a)	150,000	143,862
5.00%, 4/9/2027	60,000	58,423
5.25%, 3/1/2026	250,000	246,110
5.80%, 6/23/2028	200,000	199,294
5.85%, 4/6/2030	120,000	118,957
6.00%, 1/9/2028	251,000	253,347
6.40%, 1/9/2033 (a)	200,000	203,284
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031 (a)	200,000	248,516
PACCAR Financial Corp.:
Series MTN, 1.80%, 2/6/2025	170,000	160,757
4.45%, 3/30/2026 (a)	225,000	223,301
4.60%, 1/10/2028 (a)	50,000	50,142
4.95%, 10/3/2025	15,000	14,908
Toyota Motor Corp. 1.34%, 3/25/2026 (a)	200,000	181,416
Toyota Motor Credit Corp.:
0.63%, 9/13/2024 (a)	232,000	219,210
Series MTN, 0.80%, 10/16/2025	214,000	193,801
Series MTN, 0.80%, 1/9/2026	200,000	179,882
Series MTN, 1.15%, 8/13/2027	50,000	43,215
1.45%, 1/13/2025	125,000	117,941
Series MTN, 1.65%, 1/10/2031	100,000	80,244
Series MTN, 1.80%, 2/13/2025	200,000	189,312
Series MTN, 3.00%, 4/1/2025	200,000	192,706
3.05%, 3/22/2027	375,000	351,424
Series GMTN, 3.05%, 1/11/2028	140,000	129,751
Series MTN, 3.38%, 4/1/2030	305,000	280,749
3.65%, 8/18/2025	90,000	87,157
3.95%, 6/30/2025	57,000	55,751
4.40%, 9/20/2024	150,000	148,165
4.45%, 5/18/2026	200,000	197,018
4.55%, 9/20/2027	150,000	148,017
4.55%, 5/17/2030	200,000	195,084
4.63%, 1/12/2028 (a)	65,000	64,473
4.70%, 1/12/2033	70,000	69,308
4.80%, 1/10/2025	100,000	99,304
		10,566,513
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	200,000	125,600
5.40%, 3/15/2049 (a)	247,000	218,689

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	$ 90,000	$ 85,457
3.25%, 3/1/2032	198,000	169,411
Lear Corp.:
3.50%, 5/30/2030 (a)	150,000	131,983
5.25%, 5/15/2049	150,000	131,242
Magna International, Inc.:
4.15%, 10/1/2025	43,000	41,703
5.50%, 3/21/2033 (a)	300,000	305,466
		1,209,551
BANKS — 21.1%
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	250,000	248,945
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	151,000	135,986
1 year CMT + 2.30%, 5.86%, 9/14/2026 (b)	100,000	98,575
1 year CMT + 2.70%, 6.14%, 9/14/2028 (b)	50,000	50,280
Banco Santander SA:
1 year CMT + 0.90%, 1.72%, 9/14/2027 (b)	255,000	221,689
2.75%, 5/28/2025	396,000	371,967
2.75%, 12/3/2030	50,000	39,057
2.96%, 3/25/2031	264,000	218,191
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	300,000	237,390
3.80%, 2/23/2028	175,000	160,869
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	200,000	187,428
4.38%, 4/12/2028	600,000	565,452
5.29%, 8/18/2027	200,000	196,156
Bank of America Corp.:
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	404,000	379,582
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	162,000	145,823
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	500,000	458,105
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	550,000	514,833
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	357,000	321,354
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	700,000	624,617
Series MTN, 3 Month SOFR + 0.90%, 2.02%, 2/13/2026 (b)	525,000	491,715
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	300,000	256,323
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	500,000	399,710
Security Description	Principal Amount	Value
Series MTN, 3 Month SOFR + 1.13%, 2.46%, 10/22/2025 (b)	$ 828,000	$ 790,566
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	404,000	308,527
Series MTN, 3 Month SOFR + 1.25%, 2.50%, 2/13/2031 (b)	250,000	209,237
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	1,050,000	854,626
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	475,000	399,180
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	700,000	579,943
Series MTN, 3 Month SOFR + 1.45%, 2.88%, 10/22/2030 (b)	526,000	453,012
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (b)	300,000	203,598
Series MTN, 3 Month SOFR + 1.35%, 3.09%, 10/1/2025 (b)	275,000	264,671
Series MTN, 3 Month SOFR + 1.44%, 3.19%, 7/23/2030 (b)	350,000	308,913
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	211,000	160,803
3 Month SOFR + 1.07%, 3.37%, 1/23/2026 (b)	587,000	563,632
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	100,000	95,929
3 Month SOFR + 1.30%, 3.42%, 12/20/2028 (b)	811,000	745,601
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (a) (b)	150,000	111,377
Series GMTN, 3.50%, 4/19/2026	400,000	384,060
Series MTN, 3 Month SOFR + 1.32%, 3.56%, 4/23/2027 (b)	600,000	569,160
3 Month SOFR + 1.77%, 3.71%, 4/24/2028 (b)	125,000	117,278
Series MTN, 3 Month SOFR + 1.84%, 3.82%, 1/20/2028 (b)	1,190,000	1,126,787
3 Month SOFR + 1.45%, 3.95%, 1/23/2049 (b)	175,000	141,484
Series L, 3.95%, 4/21/2025	284,000	275,136
Series MTN, 3 Month SOFR + 1.33%, 3.97%, 3/5/2029 (b)	713,000	668,252
Series MTN, 3 Month SOFR + 1.47%, 3.97%, 2/7/2030 (a) (b)	100,000	92,699
Series MTN, 4.00%, 1/22/2025	150,000	145,941

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 3 Month SOFR + 1.58%, 4.08%, 4/23/2040 (a) (b)	$ 125,000	$ 107,193
Series MTN, 3 Month SOFR + 3.41%, 4.08%, 3/20/2051 (b)	720,000	595,793
3 Month SOFR + 2.08%, 4.24%, 4/24/2038 (b)	424,000	372,463
Series MTN, 3 Month SOFR + 1.57%, 4.27%, 7/23/2029 (b)	575,000	545,341
Series MTN, 3 Month SOFR + 1.78%, 4.33%, 3/15/2050 (b)	525,000	451,321
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	100,000	96,147
Series MTN, 3 Month SOFR + 2.25%, 4.44%, 1/20/2048 (b)	425,000	375,215
Series MTN, 4.45%, 3/3/2026	250,000	243,225
SOFR + 1.75%, 4.83%, 7/22/2026 (a) (b)	150,000	147,365
Series MTN, 5.00%, 1/21/2044	538,000	518,089
SOFR + 2.16%, 5.02%, 7/22/2033 (b)	350,000	341,645
SOFR + 1.29%, 5.08%, 1/20/2027 (b)	250,000	247,085
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	200,000	197,856
SOFR + 1.91%, 5.29%, 4/25/2034 (a) (b)	500,000	495,415
Series MTN, 5.88%, 2/7/2042	373,000	397,625
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	139,000	142,987
Bank of America N.A. Series BKNT, 6.00%, 10/15/2036	105,000	112,193
Bank of Montreal:
Series MTN, 1.50%, 1/10/2025	381,000	358,014
Series MTN, 1.85%, 5/1/2025	123,000	114,961
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	385,000	301,420
3.70%, 6/7/2025	90,000	86,964
Series H, 4.70%, 9/14/2027	200,000	195,404
5.20%, 12/12/2024	175,000	173,567
5.20%, 2/1/2028 (a)	25,000	24,992
5.30%, 6/5/2026	500,000	498,810
Bank of New York Mellon SOFR + 0.80%, 5.22%, 11/21/2025 (b)	250,000	248,560
Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	$ 175,000	$ 156,147
Series MTN, 1.60%, 4/24/2025 (a)	300,000	281,232
Series MTN, 1.65%, 7/14/2028	25,000	21,422
Series MTN, 1.80%, 7/28/2031	50,000	39,210
Series MTN, 2.80%, 5/4/2026	100,000	93,837
Series MTN, 3.30%, 8/23/2029	500,000	448,920
Series MTN, 3 Month SOFR + 1.33%, 3.44%, 2/7/2028 (b)	256,000	240,998
SOFR + 1.15%, 3.99%, 6/13/2028 (b)	50,000	47,977
SOFR + 1.42%, 4.29%, 6/13/2033 (b)	50,000	47,305
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	250,000	243,325
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	80,000	77,169
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	50,000	48,013
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	115,000	113,533
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	175,000	170,853
SOFR + 1.82%, 5.80%, 10/25/2028 (b)	245,000	249,574
SOFR + 2.07%, 5.83%, 10/25/2033 (b)	115,000	119,875
Bank of Nova Scotia:
0.65%, 7/31/2024	100,000	94,697
1.05%, 3/2/2026	200,000	178,066
1.30%, 6/11/2025 (a)	517,000	475,578
1.30%, 9/15/2026	250,000	220,055
1.45%, 1/10/2025	182,000	170,647
2.45%, 2/2/2032 (a)	50,000	40,751
2.95%, 3/11/2027 (a)	75,000	69,550
4.50%, 12/16/2025	75,000	72,350
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (b)	260,000	223,161
4.75%, 2/2/2026 (a)	40,000	39,389
4.85%, 2/1/2030 (a)	340,000	328,059
5.25%, 12/6/2024	210,000	208,330
Bank OZK 3 Month SOFR + 2.09%, 2.75%, 10/1/2031 (b)	100,000	77,185
BankUnited, Inc. 4.88%, 11/17/2025	100,000	92,504
Barclays PLC:
1 year CMT + 1.20%, 2.67%, 3/10/2032 (b)	250,000	196,565

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	$ 300,000	$ 281,232
1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	133,000	104,591
1 year CMT + 1.30%, 3.33%, 11/24/2042 (b)	100,000	70,073
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	340,000	268,695
3.65%, 3/16/2025	283,000	271,301
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b)	450,000	318,865
4.38%, 9/11/2024	270,000	262,062
4.38%, 1/12/2026	125,000	120,030
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	200,000	189,230
5.20%, 5/12/2026	454,000	438,065
5.25%, 8/17/2045	135,000	125,160
1 year CMT + 2.30%, 5.30%, 8/9/2026 (b)	100,000	97,932
1 year CMT + 2.65%, 5.50%, 8/9/2028 (b)	200,000	195,184
1 year CMT + 3.00%, 5.75%, 8/9/2033 (b)	50,000	48,308
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	200,000	197,360
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	200,000	199,310
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	200,000	199,962
1 year CMT + 3.05%, 7.33%, 11/2/2026 (b)	200,000	204,698
1 year CMT + 3.30%, 7.39%, 11/2/2028 (b)	300,000	313,452
1 year CMT + 3.50%, 7.44%, 11/2/2033 (b)	200,000	216,386
Cadence Bank 3 Month USD LIBOR + 2.47%, 4.13%, 11/20/2029 (b)	100,000	91,802
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	50,000	45,395
1.25%, 6/22/2026	100,000	88,808
3.30%, 4/7/2025	350,000	336,472
3.95%, 8/4/2025	400,000	386,888
5.00%, 4/28/2028	200,000	196,986
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	150,000	133,761
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	312,000	277,025
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	295,000	277,424
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	555,000	453,152
Security Description	Principal Amount	Value
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	$ 150,000	$ 125,087
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	100,000	84,591
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	250,000	217,092
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	275,000	229,380
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	580,000	553,790
3.20%, 10/21/2026	543,000	508,340
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	150,000	143,534
3.30%, 4/27/2025	150,000	144,410
3.40%, 5/1/2026	53,000	50,413
3 Month SOFR + 1.41%, 3.52%, 10/27/2028 (b)	199,000	184,905
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (b)	838,000	784,519
3.70%, 1/12/2026	117,000	112,209
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	150,000	132,473
3.88%, 3/26/2025	183,000	176,816
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (b)	377,000	357,079
3 Month SOFR + 1.60%, 3.98%, 3/20/2030 (b)	800,000	740,952
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (a) (b)	107,000	100,790
4.13%, 7/25/2028	324,000	305,283
4.40%, 6/10/2025	200,000	194,374
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	250,000	235,192
4.60%, 3/9/2026	150,000	145,160
4.65%, 7/23/2048	291,000	263,713
4.75%, 5/18/2046	559,000	478,951
SOFR + 2.09%, 4.91%, 5/24/2033 (a) (b)	225,000	217,579
5.30%, 5/6/2044	150,000	138,791
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	150,000	146,861
5.50%, 9/13/2025	200,000	198,870
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	167,000	166,938
5.88%, 1/30/2042	350,000	367,584
6.00%, 10/31/2033	100,000	102,875
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	715,000	719,976
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (b)	335,000	355,482
6.63%, 6/15/2032	125,000	132,209
8.13%, 7/15/2039	315,000	403,055
Citizens Bank NA:
Series BKNT, 2.25%, 4/28/2025	150,000	135,803
SOFR + 2.00%, 4.58%, 8/9/2028 (b)	300,000	272,559

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
SOFR + 1.45%, 6.06%, 10/24/2025 (b)	$ 100,000	$ 94,947
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	100,000	88,701
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (a) (b)	350,000	301,777
Comerica, Inc. 4.00%, 2/1/2029 (a)	120,000	100,656
Commonwealth Bank of Australia 5.08%, 1/10/2025 (a)	250,000	248,807
Cooperatieve Rabobank UA:
1.38%, 1/10/2025	100,000	94,048
Series BKNT, 3.75%, 7/21/2026	450,000	420,511
4.38%, 8/4/2025	80,000	77,235
5.25%, 8/4/2045 (a)	100,000	93,038
Series BKNT, 5.25%, 5/24/2041	100,000	104,267
Credit Suisse AG:
1.25%, 8/7/2026	200,000	172,164
2.95%, 4/9/2025	175,000	164,609
5.00%, 7/9/2027	200,000	192,732
7.50%, 2/15/2028	250,000	265,630
7.95%, 1/9/2025	250,000	254,867
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	471,000	405,154
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	450,000	390,586
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	200,000	157,896
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	100,000	83,081
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	437,000	416,583
4.10%, 1/13/2026	200,000	186,484
4.16%, 5/13/2025	200,000	193,108
Discover Bank:
2.45%, 9/12/2024	218,000	206,501
Series BKNT, 3.45%, 7/27/2026	75,000	68,964
Series BKNT, 4.65%, 9/13/2028 (a)	200,000	185,658
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	59,000	50,365
2.38%, 1/28/2025	190,000	178,304
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	600,000	597,534
8.25%, 3/1/2038	75,000	85,982
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	310,000	285,950
First Citizens BancShares, Inc. 3 Month SOFR + 2.47%, 3.38%, 3/15/2030 (b)	31,000	28,406
Security Description	Principal Amount	Value
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	$ 120,000	$ 112,961
Goldman Sachs Capital I 6.35%, 2/15/2034	50,000	50,260
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	162,000	144,851
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	344,000	302,531
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	370,000	328,856
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	575,000	459,914
2.60%, 2/7/2030	400,000	341,856
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	195,000	159,853
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	400,000	325,824
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	275,000	193,974
SOFR + 1.41%, 3.10%, 2/24/2033 (a) (b)	613,000	517,930
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	214,000	158,090
3 Month SOFR + 1.46%, 3.27%, 9/29/2025 (b)	480,000	463,906
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	100,000	75,954
3.50%, 1/23/2025	130,000	125,525
3.50%, 4/1/2025	644,000	618,188
3.50%, 11/16/2026	53,000	49,737
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	400,000	375,344
3 Month SOFR + 1.77%, 3.69%, 6/5/2028 (b)	250,000	234,977
3.75%, 5/22/2025	1,195,000	1,154,920
3.75%, 2/25/2026	195,000	187,182
3 Month SOFR + 1.42%, 3.81%, 4/23/2029 (b)	575,000	534,324
3.85%, 1/26/2027	204,000	194,232
3 Month SOFR + 1.63%, 4.02%, 10/31/2038 (b)	155,000	131,208
3 Month SOFR + 1.56%, 4.22%, 5/1/2029 (b)	1,291,000	1,219,659
4.25%, 10/21/2025	300,000	289,212
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	50,000	48,586
3 Month SOFR + 1.69%, 4.41%, 4/23/2039 (b)	528,000	461,752
Series MTN, 4.80%, 7/8/2044	684,000	627,919
5.70%, 11/1/2024	25,000	24,970
6.13%, 2/15/2033 (a)	225,000	241,740
6.25%, 2/1/2041 (a)	100,000	107,410
6.75%, 10/1/2037	555,000	596,742

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	$ 950,000	$ 838,546
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	395,000	364,731
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	441,000	377,774
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	504,000	466,734
SOFR + 1.29%, 2.21%, 8/17/2029 (a) (b)	275,000	230,098
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	550,000	445,192
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	250,000	207,943
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (b)	385,000	311,030
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	200,000	189,886
3.90%, 5/25/2026	400,000	381,460
3 Month SOFR + 1.87%, 3.97%, 5/22/2030 (b)	200,000	179,518
3 Month SOFR + 1.81%, 4.04%, 3/13/2028 (b)	208,000	195,370
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	227,000	220,431
3 Month SOFR + 1.61%, 4.29%, 9/12/2026 (b)	100,000	96,160
4.30%, 3/8/2026	200,000	193,420
3 Month SOFR + 1.80%, 4.58%, 6/19/2029 (b)	150,000	141,180
SOFR + 2.11%, 4.76%, 6/9/2028 (a) (b)	400,000	384,316
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	292,000	263,720
SOFR + 2.61%, 5.21%, 8/11/2028 (a) (b)	100,000	97,786
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	50,000	48,802
6.10%, 1/14/2042	78,000	82,663
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	200,000	201,868
SOFR + 2.39%, 6.25%, 3/9/2034 (b)	400,000	409,832
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	650,000	673,211
6.50%, 5/2/2036	393,000	397,206
6.50%, 9/15/2037	100,000	99,557
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (b)	250,000	248,995
6.80%, 6/1/2038	120,000	121,021
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	600,000	633,486
7.63%, 5/17/2032	273,000	287,256
HSBC USA, Inc. 5.63%, 3/17/2025	200,000	199,420
Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (a) (b)	$ 20,000	$ 14,325
2.55%, 2/4/2030 (a)	100,000	80,151
2.63%, 8/6/2024 (a)	300,000	287,040
4.00%, 5/15/2025 (a)	75,000	71,885
SOFR + 1.97%, 4.44%, 8/4/2028 (a) (b)	75,000	69,770
SOFR + 2.05%, 5.02%, 5/17/2033 (b)	300,000	274,428
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (a) (b)	75,000	70,136
ING Groep NV:
3.95%, 3/29/2027	559,000	530,027
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	400,000	375,628
4.05%, 4/9/2029 (a)	300,000	280,023
JPMorgan Chase & Co.:
SOFR + 0.49%, 0.77%, 8/9/2025 (b)	400,000	376,644
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (b)	200,000	178,244
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	364,000	326,148
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	100,000	88,288
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	858,000	803,517
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	100,000	89,827
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (b)	100,000	79,183
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	497,000	396,099
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	575,000	540,109
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	628,000	539,220
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	967,000	905,557
SOFR + 1.89%, 2.18%, 6/1/2028 (a) (b)	349,000	310,607
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	361,000	344,134
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	400,000	338,764
3 Month SOFR + 1.51%, 2.53%, 11/19/2041 (b)	50,000	34,384
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	100,000	81,839
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	50,000	47,443
2.95%, 10/1/2026	150,000	140,789
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	73,000	67,021

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month SOFR + 2.52%, 2.96%, 5/13/2031 (b)	$ 725,000	$ 620,375
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	631,000	531,901
3 Month SOFR + 2.46%, 3.11%, 4/22/2041 (b)	190,000	143,750
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	25,000	17,485
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	150,000	113,204
3.30%, 4/1/2026	300,000	285,909
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	168,000	122,454
3 Month SOFR + 0.95%, 3.51%, 1/23/2029 (b)	400,000	370,424
3 Month SOFR + 1.64%, 3.54%, 5/1/2028 (b)	400,000	374,104
3.63%, 12/1/2027	80,000	75,082
3 Month SOFR + 1.42%, 3.70%, 5/6/2030 (b)	400,000	367,220
3 Month SOFR + 1.60%, 3.78%, 2/1/2028 (b)	700,000	667,142
3.88%, 9/10/2024	68,000	66,395
3 Month SOFR + 1.62%, 3.88%, 7/24/2038 (b)	125,000	107,851
3 Month SOFR + 1.48%, 3.90%, 1/23/2049 (b)	358,000	289,311
3 Month SOFR + 1.51%, 3.96%, 1/29/2027 (b)	250,000	240,642
3 Month SOFR + 1.64%, 3.96%, 11/15/2048 (b)	300,000	245,418
3 Month SOFR + 1.72%, 4.03%, 7/24/2048 (b)	300,000	249,414
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	100,000	97,211
3 Month SOFR + 1.52%, 4.20%, 7/23/2029 (b)	683,000	649,239
4.25%, 10/1/2027	100,000	96,850
3 Month SOFR + 1.84%, 4.26%, 2/22/2048 (b)	100,000	86,636
3 Month SOFR + 1.59%, 4.45%, 12/5/2029 (b)	681,000	653,358
3 Month SOFR + 3.79%, 4.49%, 3/24/2031 (b)	175,000	168,098
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	190,000	182,666
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	310,000	295,548
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	95,000	93,716
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	25,000	24,442
4.95%, 6/1/2045	250,000	232,737
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	700,000	706,755
5.40%, 1/6/2042	575,000	583,010
5.50%, 10/15/2040 (a)	100,000	103,103
Security Description	Principal Amount	Value
SOFR + 1.07%, 5.55%, 12/15/2025 (b)	$ 400,000	$ 398,472
5.60%, 7/15/2041	190,000	197,119
5.63%, 8/16/2043	176,000	180,303
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	255,000	258,736
6.40%, 5/15/2038	424,000	473,180
8.00%, 4/29/2027	25,000	27,480
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	65,000	55,773
Series BKNT, 3.90%, 4/13/2029	300,000	236,751
4.15%, 8/8/2025 (a)	250,000	230,500
4.70%, 1/26/2026 (a)	200,000	186,748
5.00%, 1/26/2033 (a)	275,000	237,322
5.85%, 11/15/2027	100,000	94,162
KeyCorp Series MTN, 2.55%, 10/1/2029	200,000	150,982
Lloyds Banking Group PLC:
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	170,000	150,493
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	394,000	371,085
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	215,000	204,594
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	11,000	9,973
3.75%, 1/11/2027 (a)	200,000	187,422
1 year CMT + 1.80%, 3.75%, 3/18/2028 (b)	400,000	369,936
4.34%, 1/9/2048	200,000	150,258
4.38%, 3/22/2028	258,000	244,896
4.50%, 11/4/2024	200,000	194,132
4.65%, 3/24/2026	300,000	286,416
1 year CMT + 1.75%, 4.72%, 8/11/2026 (b)	100,000	97,239
1 year CMT + 2.30%, 4.98%, 8/11/2033 (b)	200,000	187,256
1 year CMT + 3.75%, 7.95%, 11/15/2033 (b)	200,000	216,632
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	100,000	93,374
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (b)	250,000	228,097
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	250,000	235,725
5.40%, 11/21/2025	300,000	291,477
Mitsubishi UFJ Financial Group, Inc.:
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	300,000	283,470

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	$ 150,000	$ 139,985
1.41%, 7/17/2025	500,000	458,250
1 year CMT + 0.75%, 1.54%, 7/20/2027 (b)	520,000	458,770
1 year CMT + 0.67%, 1.64%, 10/13/2027 (a) (b)	725,000	637,434
2.19%, 2/25/2025	125,000	117,870
1 year CMT + 0.95%, 2.31%, 7/20/2032 (b)	134,000	106,555
1 year CMT + 0.83%, 2.34%, 1/19/2028 (b)	450,000	402,408
1 year CMT + 0.97%, 2.49%, 10/13/2032 (b)	100,000	80,306
2.56%, 2/25/2030	50,000	42,403
2.76%, 9/13/2026	211,000	193,723
2.80%, 7/18/2024	100,000	96,864
1 year CMT + 1.10%, 2.85%, 1/19/2033 (b)	350,000	288,550
3.20%, 7/18/2029	534,000	471,543
3.85%, 3/1/2026	270,000	258,827
1 year CMT + 1.95%, 5.02%, 7/20/2028 (b)	174,000	170,518
1 year CMT + 1.55%, 5.06%, 9/12/2025 (b)	319,000	315,041
1 year CMT + 2.13%, 5.13%, 7/20/2033 (b)	200,000	195,874
1 year CMT + 1.70%, 5.24%, 4/19/2029 (b)	200,000	196,826
1 year CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	50,000	49,648
1 year CMT + 1.38%, 5.42%, 2/22/2029 (b)	100,000	99,263
1 year CMT + 1.53%, 5.48%, 2/22/2031 (b)	200,000	198,786
Mizuho Financial Group, Inc.:
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b)	100,000	87,791
1 year CMT + 0.75%, 1.55%, 7/9/2027 (b)	194,000	170,990
1 year CMT + 0.87%, 2.17%, 5/22/2032 (a) (b)	100,000	77,996
3 Month SOFR + 1.09%, 2.23%, 5/25/2026 (b)	329,000	305,226
1 year CMT + 0.90%, 2.65%, 5/22/2026 (b)	150,000	140,196
2.84%, 9/13/2026	100,000	91,573
3 Month SOFR + 1.39%, 3.15%, 7/16/2030 (b)	200,000	172,806
4.02%, 3/5/2028	100,000	94,010
3 Month SOFR + 1.53%, 4.25%, 9/11/2029 (b)	175,000	163,723
1 year CMT + 2.05%, 5.41%, 9/13/2028 (b)	200,000	198,434
1 year CMT + 1.50%, 5.67%, 5/27/2029 (b)	200,000	199,588
Security Description	Principal Amount	Value
1 year CMT + 1.65%, 5.74%, 5/27/2031 (b)	$ 200,000	$ 199,500
1 year CMT + 1.80%, 5.75%, 5/27/2034 (a) (b)	200,000	201,130
1 year CMT + 1.90%, 5.75%, 7/6/2034 (b)	250,000	250,760
Morgan Stanley:
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	275,000	256,121
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	475,000	423,781
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	575,000	537,573
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	50,000	38,792
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	973,000	913,248
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	250,000	198,715
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	525,000	474,054
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	656,000	496,526
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	253,000	204,131
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	210,000	199,351
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	509,000	433,291
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	441,000	425,261
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	75,000	49,262
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	25,000	20,779
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	250,000	189,753
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	564,000	521,136
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	650,000	586,124
Series GMTN, 3.70%, 10/23/2024	101,000	98,602
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (b)	450,000	381,735
Series GMTN, 4.00%, 7/23/2025	350,000	339,864
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	275,000	264,231
4.38%, 1/22/2047	999,000	892,387
Series GMTN, 3 Month SOFR + 1.89%, 4.43%, 1/23/2030 (b)	532,000	506,650

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3 Month SOFR + 1.69%, 4.46%, 4/22/2039 (b)	$ 100,000	$ 89,105
SOFR + 1.67%, 4.68%, 7/17/2026 (b)	50,000	49,060
5.00%, 11/24/2025	225,000	221,229
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (b)	130,000	128,905
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	285,000	281,249
SOFR + 1.59%, 5.16%, 4/20/2029 (b)	155,000	153,293
SOFR + 1.87%, 5.25%, 4/21/2034 (b)	180,000	177,653
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	275,000	259,801
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (b)	135,000	133,168
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (b)	100,000	101,094
Series MTN, 6.25%, 8/9/2026	100,000	102,107
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	150,000	154,410
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	340,000	361,811
6.38%, 7/24/2042	292,000	325,615
7.25%, 4/1/2032	700,000	794,696
National Australia Bank Ltd.:
4.94%, 1/12/2028	250,000	249,115
4.97%, 1/12/2026	250,000	248,615
5.13%, 11/22/2024	335,000	333,489
National Bank of Canada 5.25%, 1/17/2025	200,000	198,152
NatWest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	250,000	220,120
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	250,000	191,130
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	220,000	198,018
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (b)	369,000	346,203
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	200,000	183,532
4.80%, 4/5/2026	200,000	194,216
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	150,000	142,662
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	344,000	328,548
1 year CMT + 1.95%, 5.81%, 9/13/2029 (b)	200,000	197,198
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	130,000	106,945
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (a) (b)	$ 506,000	$ 450,234
6.13%, 11/2/2032 (a)	100,000	103,628
PNC Bank NA:
Series BKNT, 2.70%, 10/22/2029	100,000	83,801
Series BKNT, 3.25%, 6/1/2025	150,000	143,144
Series BKNT, 3.30%, 10/30/2024	100,000	96,498
Series BKNT, 3.88%, 4/10/2025	300,000	287,028
Series BKNT, 4.05%, 7/26/2028	130,000	119,964
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030 (a)	497,000	419,622
2.60%, 7/23/2026	250,000	230,882
3.15%, 5/19/2027 (a)	300,000	278,262
3.45%, 4/23/2029	110,000	99,327
SOFR + 1.09%, 4.76%, 1/26/2027 (b)	45,000	44,010
SOFR + 1.93%, 5.07%, 1/24/2034 (a) (b)	40,000	38,354
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	100,000	98,856
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	145,000	144,352
SOFR + 1.09%, 5.67%, 10/28/2025 (b)	250,000	247,957
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	275,000	282,007
Regions Financial Corp. 7.38%, 12/10/2037	200,000	216,094
Royal Bank of Canada:
0.65%, 7/29/2024	100,000	94,675
Series GMTN, 0.75%, 10/7/2024	100,000	93,886
Series GMTN, 0.88%, 1/20/2026	225,000	201,305
Series MTN, 1.15%, 6/10/2025	403,000	371,792
Series GMTN, 1.40%, 11/2/2026	350,000	308,661
Series GMTN, 1.60%, 1/21/2025	200,000	188,072
Series GMTN, 2.25%, 11/1/2024	200,000	190,924
Series MTN, 2.30%, 11/3/2031 (a)	50,000	40,570
3.38%, 4/14/2025	315,000	303,433
3.63%, 5/4/2027	128,000	121,125
Series GMTN, 4.65%, 1/27/2026	578,000	562,804
4.88%, 1/12/2026	127,000	125,547
4.90%, 1/12/2028	75,000	73,970

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.95%, 4/25/2025	$ 100,000	$ 98,796
5.00%, 2/1/2033	100,000	98,016
5.00%, 5/2/2033	200,000	195,106
6.00%, 11/1/2027	200,000	205,184
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	195,000	168,634
3.45%, 6/2/2025	450,000	424,597
SOFR + 2.36%, 6.50%, 3/9/2029 (b)	125,000	123,763
SOFR + 2.70%, 6.57%, 6/12/2029 (b)	200,000	196,310
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	140,000	121,206
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	150,000	121,511
SOFR + 2.60%, 6.53%, 1/10/2029 (a) (b)	200,000	201,484
SOFR + 2.75%, 6.83%, 11/21/2026 (b)	200,000	200,540
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	350,000	312,284
1.40%, 9/17/2026	200,000	175,862
1.47%, 7/8/2025	704,000	647,011
1.90%, 9/17/2028	130,000	109,346
2.13%, 7/8/2030	212,000	172,432
2.14%, 9/23/2030 (a)	200,000	159,130
2.17%, 1/14/2027	100,000	89,393
2.35%, 1/15/2025	75,000	71,111
2.45%, 9/27/2024	368,000	352,699
2.63%, 7/14/2026	100,000	92,001
2.75%, 1/15/2030	150,000	129,252
2.93%, 9/17/2041 (a)	60,000	42,523
3.04%, 7/16/2029	170,000	148,629
3.45%, 1/11/2027 (a)	50,000	46,896
4.31%, 10/16/2028 (a)	49,000	46,377
5.46%, 1/13/2026	850,000	847,900
5.71%, 1/13/2030 (a)	200,000	202,518
5.77%, 1/13/2033 (a)	600,000	617,028
Synovus Financial Corp. 5.20%, 8/11/2025	50,000	47,717
Toronto-Dominion Bank:
Series MTN, 0.70%, 9/10/2024	200,000	188,472
Series MTN, 0.75%, 1/6/2026	100,000	89,293
Series MTN, 1.15%, 6/12/2025 (a)	488,000	449,609
Series MTN, 1.20%, 6/3/2026	100,000	88,922
Series FXD, 1.45%, 1/10/2025 (a)	250,000	235,325
Security Description	Principal Amount	Value
Series MTN, 2.00%, 9/10/2031 (a)	$ 50,000	$ 39,635
5 year USD Swap + 2.21%, 3.63%, 9/15/2031 (a) (b)	915,000	842,797
4.11%, 6/8/2027	125,000	119,626
4.46%, 6/8/2032	25,000	23,750
5.10%, 1/9/2026 (a)	350,000	348,743
5.16%, 1/10/2028	150,000	148,950
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	175,000	161,588
Series BKNT, 2.25%, 3/11/2030	300,000	238,557
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	100,000	92,248
Series BKNT, 3.30%, 5/15/2026	150,000	137,504
Series BKNT, 3.80%, 10/30/2026	100,000	91,294
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	75,000	63,259
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	250,000	220,655
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	186,000	154,704
Series MTN, 1.95%, 6/5/2030 (a)	160,000	127,221
Series MTN, 2.50%, 8/1/2024	100,000	96,443
Series MTN, 2.85%, 10/26/2024	100,000	95,963
Series MTN, 3.70%, 6/5/2025	257,000	246,430
Series MTN, 3.88%, 3/19/2029	50,000	44,775
4.00%, 5/1/2025	100,000	96,757
SOFR + 1.37%, 4.12%, 6/6/2028 (b)	300,000	283,218
SOFR + 1.46%, 4.26%, 7/28/2026 (b)	50,000	48,036
SOFR + 1.44%, 4.87%, 1/26/2029 (b)	80,000	76,867
SOFR + 2.36%, 5.87%, 6/8/2034 (b)	250,000	250,220
SOFR + 2.05%, 6.05%, 6/8/2027 (b)	60,000	60,032
SOFR + 2.30%, 6.12%, 10/28/2033 (a) (b)	100,000	101,840
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	54,000	41,332
1.45%, 5/12/2025	272,000	254,108
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	300,000	266,448
2.40%, 7/30/2024 (a)	100,000	96,475

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (b)	$ 570,000	$ 417,343
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (a) (b)	400,000	320,708
Series DMTN, 3.00%, 7/30/2029	300,000	254,250
Series W, 3.10%, 4/27/2026 (a)	40,000	37,336
Series W, 3.60%, 9/11/2024 (a)	161,000	156,360
SOFR + 1.66%, 4.55%, 7/22/2028 (b)	100,000	95,742
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	50,000	46,821
SOFR + 2.11%, 4.97%, 7/22/2033 (a) (b)	245,000	222,146
SOFR + 1.43%, 5.73%, 10/21/2026 (b)	138,000	138,473
SOFR + 2.02%, 5.78%, 6/12/2029 (a) (b)	200,000	199,920
SOFR + 2.26%, 5.84%, 6/12/2034 (a) (b)	200,000	201,256
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	170,000	170,765
U.S. Bank NA Series BKNT, 2.05%, 1/21/2025	250,000	235,775
UBS Group AG:
3.75%, 3/26/2025	200,000	191,482
4.55%, 4/17/2026	360,000	345,938
4.88%, 5/15/2045	188,000	162,456
Wells Fargo & Co.:
Series MTN, 3 Month SOFR + 1.01%, 2.16%, 2/11/2026 (b)	646,000	608,571
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	1,063,000	996,307
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	431,000	384,366
Series MTN, 3 Month SOFR + 1.09%, 2.41%, 10/30/2025 (b)	884,000	842,266
Series MTN, 3 Month SOFR + 1.43%, 2.88%, 10/30/2030 (b)	369,000	318,941
3.00%, 4/22/2026	77,000	72,476
Series MTN, 3.00%, 2/19/2025	300,000	288,138
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	150,000	110,060
Series MTN, 3 Month SOFR + 1.43%, 3.20%, 6/17/2027 (b)	250,000	234,860
Series MTN, 3.30%, 9/9/2024	200,000	194,834
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	220,000	188,291
Security Description	Principal Amount	Value
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	$ 119,000	$ 111,254
Series MTN, 3.55%, 9/29/2025	881,000	845,196
Series MTN, 3 Month SOFR + 1.57%, 3.58%, 5/22/2028 (b)	600,000	559,086
Series MTN, 4.10%, 6/3/2026	200,000	191,956
Series MTN, 4.15%, 1/24/2029	175,000	165,835
Series MTN, 4.40%, 6/14/2046	350,000	285,176
Series MTN, 3 Month SOFR + 4.03%, 4.48%, 4/4/2031 (b)	380,000	361,483
SOFR + 1.56%, 4.54%, 8/15/2026 (b)	150,000	146,640
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	210,000	184,216
Series MTN, 4.65%, 11/4/2044	687,000	585,750
SOFR + 1.98%, 4.81%, 7/25/2028 (b)	139,000	135,911
SOFR + 2.10%, 4.90%, 7/25/2033 (b)	325,000	311,538
Series GMTN, 4.90%, 11/17/2045	317,000	278,957
Series MTN, 3 Month SOFR + 4.50%, 5.01%, 4/4/2051 (b)	650,000	603,544
5.38%, 11/2/2043	523,000	492,326
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	500,000	496,940
5.61%, 1/15/2044	275,000	263,879
5.95%, 12/1/2086	100,000	98,687
Series B, 7.95%, 11/15/2029	275,000	302,360
Wells Fargo Bank NA Series BKNT, 6.60%, 1/15/2038	150,000	162,804
Westpac Banking Corp.:
1.02%, 11/18/2024	245,000	230,650
1.15%, 6/3/2026 (a)	175,000	155,860
1.95%, 11/20/2028	550,000	471,773
2.15%, 6/3/2031 (a)	75,000	62,863
2.35%, 2/19/2025	250,000	238,105
2.65%, 1/16/2030	200,000	176,580
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (b)	240,000	183,900
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	125,000	95,666
3.13%, 11/18/2041	350,000	237,275
3.35%, 3/8/2027 (a)	245,000	231,133
3.40%, 1/25/2028 (a)	100,000	93,895
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (b)	100,000	87,246

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
1 year CMT + 2.68%, 5.41%, 8/10/2033 (b)	$ 100,000	$ 94,665
5.46%, 11/18/2027	150,000	152,319
Zions Bancorp NA 3.25%, 10/29/2029	140,000	102,770
		150,720,785
BEVERAGES — 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	679,000	657,707
4.70%, 2/1/2036	300,000	292,107
4.90%, 2/1/2046	600,000	573,060
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	183,638
4.70%, 2/1/2036	250,000	242,320
4.90%, 2/1/2046	650,000	618,871
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	436,000	405,829
4.00%, 4/13/2028	200,000	193,512
4.38%, 4/15/2038	150,000	139,227
4.44%, 10/6/2048	100,000	90,203
4.60%, 4/15/2048	564,000	523,674
4.75%, 1/23/2029	200,000	199,250
4.75%, 4/15/2058	100,000	92,694
4.95%, 1/15/2042	249,000	242,882
5.45%, 1/23/2039	200,000	207,208
5.55%, 1/23/2049	350,000	368,616
5.80%, 1/23/2059	421,000	458,957
8.00%, 11/15/2039	36,000	45,615
8.20%, 1/15/2039	193,000	252,131
Brown-Forman Corp. 4.75%, 4/15/2033	250,000	251,125
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	300,000	257,925
1.65%, 6/1/2030	310,000	258,413
2.25%, 1/5/2032 (a)	377,000	321,023
2.60%, 6/1/2050	196,000	137,374
2.75%, 6/1/2060 (a)	250,000	172,450
2.88%, 5/5/2041	50,000	39,573
3.00%, 3/5/2051	202,000	153,857
3.45%, 3/25/2030 (a)	300,000	283,242
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	281,000	219,927
2.75%, 1/22/2030 (a)	160,000	141,272
Constellation Brands, Inc.:
2.25%, 8/1/2031	427,000	349,329
3.15%, 8/1/2029	100,000	90,286
3.50%, 5/9/2027	200,000	189,614
3.60%, 2/15/2028	175,000	164,376
4.35%, 5/9/2027	100,000	97,692
4.50%, 5/9/2047	100,000	86,354
4.75%, 5/9/2032 (a)	50,000	48,522
Security Description	Principal Amount	Value
4.90%, 5/1/2033	$ 100,000	$ 98,189
Diageo Capital PLC 2.13%, 10/24/2024	384,000	367,269
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050	150,000	118,395
3.95%, 4/15/2029 (a)	100,000	94,256
4.05%, 4/15/2032	65,000	60,408
4.42%, 5/25/2025	325,000	318,994
4.42%, 12/15/2046	140,000	119,704
4.50%, 4/15/2052 (a)	275,000	242,269
4.60%, 5/25/2028 (a)	40,000	39,198
Molson Coors Beverage Co.:
3.00%, 7/15/2026	224,000	209,317
4.20%, 7/15/2046	212,000	174,671
5.00%, 5/1/2042 (a)	160,000	148,866
PepsiCo, Inc.:
2.63%, 3/19/2027 (a)	50,000	46,687
2.63%, 7/29/2029	50,000	45,052
2.63%, 10/21/2041	100,000	75,582
2.75%, 3/19/2030	352,000	316,828
2.75%, 10/21/2051	175,000	125,729
2.85%, 2/24/2026	100,000	95,457
2.88%, 10/15/2049 (a)	245,000	184,380
3.00%, 10/15/2027	290,000	272,933
3.50%, 7/17/2025 (a)	50,000	48,647
3.60%, 8/13/2042 (a)	150,000	127,508
3.63%, 3/19/2050	50,000	42,546
3.90%, 7/18/2032	40,000	38,476
4.20%, 7/18/2052	137,000	128,339
4.45%, 5/15/2028 (a)	249,000	248,878
4.45%, 2/15/2033	200,000	201,644
4.55%, 2/13/2026	80,000	79,719
4.65%, 2/15/2053	200,000	200,874
7.00%, 3/1/2029	50,000	55,941
		13,376,611
BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	390,000	333,633
1.90%, 2/21/2025 (a)	200,000	188,584
2.20%, 2/21/2027 (a)	100,000	90,855
2.45%, 2/21/2030	125,000	106,984
2.77%, 9/1/2053	220,000	137,273
2.80%, 8/15/2041	150,000	106,157
3.00%, 2/22/2029	330,000	298,053
3.00%, 1/15/2052	227,000	151,518
3.13%, 5/1/2025	284,000	272,152
3.15%, 2/21/2040 (a)	313,000	239,423
3.35%, 2/22/2032	60,000	52,869
3.38%, 2/21/2050	100,000	73,359
4.20%, 3/1/2033	100,000	93,319
4.20%, 2/22/2052	130,000	107,714
4.40%, 5/1/2045	400,000	346,464
4.40%, 2/22/2062	125,000	102,929
4.66%, 6/15/2051	352,000	315,339
4.88%, 3/1/2053 (a)	300,000	275,841

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.15%, 3/2/2028	$ 250,000	$ 249,660
5.15%, 11/15/2041	100,000	96,708
5.25%, 3/2/2025	255,000	253,743
5.25%, 3/2/2030	450,000	451,210
5.25%, 3/2/2033	300,000	300,303
5.51%, 3/2/2026	85,000	84,793
5.60%, 3/2/2043	90,000	90,212
5.65%, 3/2/2053	560,000	567,728
5.75%, 3/15/2040	100,000	100,409
5.75%, 3/2/2063	380,000	386,228
6.38%, 6/1/2037	150,000	161,874
6.40%, 2/1/2039 (a)	175,000	187,722
Baxalta, Inc. 4.00%, 6/23/2025	662,000	642,332
Biogen, Inc.:
2.25%, 5/1/2030 (a)	235,000	196,357
3.15%, 5/1/2050 (a)	250,000	170,843
3.25%, 2/15/2051 (a)	200,000	139,960
4.05%, 9/15/2025	206,000	199,462
Bio-Rad Laboratories, Inc. 3.70%, 3/15/2032	150,000	132,102
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	250,000	215,872
2.80%, 10/1/2050	100,000	67,731
3.50%, 2/1/2025	522,000	506,147
3.65%, 3/1/2026	625,000	601,631
4.50%, 2/1/2045	164,000	149,494
4.75%, 3/1/2046	106,000	99,868
4.80%, 4/1/2044	257,000	245,515
5.65%, 12/1/2041 (a)	167,000	175,535
Illumina, Inc.:
2.55%, 3/23/2031 (a)	40,000	33,120
5.75%, 12/13/2027	100,000	100,532
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	110,000	87,674
2.80%, 9/15/2050	148,000	95,405
Royalty Pharma PLC:
1.20%, 9/2/2025	86,000	77,664
2.15%, 9/2/2031 (a)	50,000	39,202
2.20%, 9/2/2030	220,000	176,975
3.30%, 9/2/2040	60,000	42,716
3.55%, 9/2/2050	326,000	220,128
		10,639,321
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
2.80%, 5/15/2050	200,000	143,008
4.80%, 3/3/2033	150,000	151,244
Albemarle Corp.:
5.05%, 6/1/2032	300,000	290,586
5.65%, 6/1/2052	100,000	95,443
Cabot Corp. 5.00%, 6/30/2032	50,000	47,874
Celanese U.S. Holdings LLC:
6.05%, 3/15/2025	450,000	448,258
Security Description	Principal Amount	Value
6.17%, 7/15/2027	$ 200,000	$ 199,582
6.38%, 7/15/2032 (a)	170,000	171,057
CF Industries, Inc.:
4.95%, 6/1/2043	375,000	324,592
5.15%, 3/15/2034	50,000	47,914
5.38%, 3/15/2044	110,000	100,563
Dow Chemical Co.:
4.38%, 11/15/2042	200,000	169,310
4.63%, 10/1/2044	175,000	151,779
4.80%, 11/30/2028	150,000	148,670
5.25%, 11/15/2041	310,000	299,212
5.55%, 11/30/2048	100,000	97,271
6.30%, 3/15/2033	60,000	64,477
6.90%, 5/15/2053	200,000	226,622
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	97,962
4.73%, 11/15/2028 (a)	25,000	24,608
5.32%, 11/15/2038	291,000	288,070
5.42%, 11/15/2048 (a)	607,000	599,771
Eastman Chemical Co.:
3.80%, 3/15/2025	100,000	97,362
4.65%, 10/15/2044	214,000	180,201
4.80%, 9/1/2042	100,000	86,930
5.75%, 3/8/2033	100,000	99,995
Ecolab, Inc.:
1.65%, 2/1/2027 (a)	175,000	157,365
2.70%, 11/1/2026 (a)	100,000	94,064
2.70%, 12/15/2051	75,000	49,723
2.75%, 8/18/2055	53,000	34,024
5.25%, 1/15/2028	150,000	152,461
EIDP, Inc.:
2.30%, 7/15/2030	100,000	83,635
4.50%, 5/15/2026	180,000	176,699
4.80%, 5/15/2033	250,000	244,722
FMC Corp.:
3.45%, 10/1/2029	115,000	100,742
4.50%, 10/1/2049	100,000	77,263
5.15%, 5/18/2026	125,000	123,126
5.65%, 5/18/2033	200,000	195,522
6.38%, 5/18/2053	200,000	203,088
Huntsman International LLC:
2.95%, 6/15/2031	150,000	119,919
4.50%, 5/1/2029	113,000	103,462
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	20,000	15,353
5.00%, 9/26/2048	250,000	212,020
Linde, Inc.:
1.10%, 8/10/2030 (a)	200,000	159,200
2.65%, 2/5/2025	25,000	23,970
4.70%, 12/5/2025	239,000	237,212
LYB International Finance BV:
4.88%, 3/15/2044	100,000	87,813
5.25%, 7/15/2043	224,000	203,948

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
LYB International Finance III LLC:
1.25%, 10/1/2025	$ 540,000	$ 488,549
3.38%, 10/1/2040	80,000	59,087
3.63%, 4/1/2051	165,000	114,503
3.80%, 10/1/2060	65,000	43,880
4.20%, 10/15/2049	100,000	76,565
5.63%, 5/15/2033 (a)	200,000	200,048
Mosaic Co.:
4.88%, 11/15/2041	99,000	84,717
5.45%, 11/15/2033	175,000	170,656
Nutrien Ltd.:
2.95%, 5/13/2030	400,000	348,200
4.90%, 3/27/2028 (a)	95,000	93,387
5.00%, 4/1/2049	100,000	90,147
5.25%, 1/15/2045	25,000	23,183
5.63%, 12/1/2040	85,000	82,360
5.80%, 3/27/2053 (a)	100,000	100,366
5.95%, 11/7/2025	35,000	35,219
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	44,814
3.75%, 3/15/2028	210,000	199,689
RPM International, Inc. 4.55%, 3/1/2029	215,000	201,713
Sherwin-Williams Co.:
2.90%, 3/15/2052	100,000	64,389
2.95%, 8/15/2029	250,000	221,095
4.25%, 8/8/2025	35,000	34,267
4.50%, 6/1/2047	150,000	131,450
Westlake Corp.:
0.88%, 8/15/2024 (a)	275,000	259,721
3.38%, 8/15/2061	100,000	60,954
4.38%, 11/15/2047	100,000	78,989
5.00%, 8/15/2046	100,000	86,713
		10,902,353
COAL — 0.0% (c)
Teck Resources Ltd.:
3.90%, 7/15/2030 (a)	100,000	90,988
5.40%, 2/1/2043	100,000	90,903
		181,891
COMMERCIAL SERVICES — 1.1%
American University Series 2019, 3.67%, 4/1/2049	70,000	55,831
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	200,000	162,146
1.70%, 5/15/2028 (a)	119,000	104,524
Block Financial LLC 2.50%, 7/15/2028	100,000	85,178
California Institute of Technology:
3.65%, 9/1/2119	39,000	26,581
4.70%, 11/1/2111	50,000	43,646
Security Description	Principal Amount	Value
Cintas Corp. No. 2 3.45%, 5/1/2025	$ 125,000	$ 121,065
Duke University:
Series 2020, 2.68%, 10/1/2044	100,000	74,233
Series 2020, 2.76%, 10/1/2050	25,000	17,665
Series 2020, 2.83%, 10/1/2055	25,000	17,432
Equifax, Inc.:
2.35%, 9/15/2031	200,000	159,762
5.10%, 12/15/2027	25,000	24,743
5.10%, 6/1/2028	400,000	394,668
George Washington University:
Series 2018, 4.13%, 9/15/2048	135,000	116,439
Series 2014, 4.30%, 9/15/2044	110,000	98,542
Series 2015, 4.87%, 9/15/2045	50,000	47,535
Georgetown University:
5.12%, 4/1/2053	45,000	44,913
Series A, 5.22%, 10/1/2118	33,000	30,291
Global Payments, Inc.:
1.20%, 3/1/2026	250,000	222,195
2.65%, 2/15/2025	250,000	237,220
2.90%, 11/15/2031	50,000	40,744
3.20%, 8/15/2029	150,000	130,392
4.15%, 8/15/2049	100,000	74,735
4.45%, 6/1/2028	50,000	46,928
5.40%, 8/15/2032	127,000	123,759
GXO Logistics, Inc.:
1.65%, 7/15/2026	275,000	239,684
2.65%, 7/15/2031	20,000	15,600
Johns Hopkins University Series A, 4.71%, 7/1/2032	15,000	14,979
Leland Stanford Junior University:
2.41%, 6/1/2050	100,000	66,138
3.65%, 5/1/2048 (a)	85,000	72,692
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	110,000	82,179
3.89%, 7/1/2116	25,000	19,181
4.68%, 7/1/2114	205,000	191,788
5.60%, 7/1/2111	60,000	67,703
Moody's Corp.:
2.75%, 8/19/2041	50,000	35,079
3.25%, 1/15/2028	146,000	136,151
4.25%, 2/1/2029	100,000	96,358
Northwestern University:
Series 2017, 3.66%, 12/1/2057	75,000	61,974
4.64%, 12/1/2044	100,000	97,177
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	100,000	84,761

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.40%, 10/1/2024	$ 246,000	$ 236,571
2.85%, 10/1/2029	570,000	506,086
4.40%, 6/1/2032 (a)	100,000	96,308
5.05%, 6/1/2052 (a)	204,000	199,757
5.25%, 6/1/2062	100,000	97,392
President & Fellows of Harvard College:
2.52%, 10/15/2050	25,000	16,860
3.15%, 7/15/2046	50,000	38,552
3.30%, 7/15/2056	50,000	37,992
3.75%, 11/15/2052	75,000	64,271
Quanta Services, Inc. 0.95%, 10/1/2024	75,000	70,489
RELX Capital, Inc.:
3.00%, 5/22/2030	100,000	89,272
4.00%, 3/18/2029	110,000	105,202
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	50,000	32,516
S&P Global, Inc.:
2.50%, 12/1/2029	718,000	626,110
2.70%, 3/1/2029	225,000	203,101
2.90%, 3/1/2032 (a)	200,000	173,506
3.25%, 12/1/2049	100,000	75,045
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	80,000	62,837
Trustees of Boston University Series CC, 4.06%, 10/1/2048	75,000	65,305
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	50,000	34,344
University of Chicago:
Series 20B, 2.76%, 4/1/2045	25,000	19,036
3.00%, 10/1/2052	55,000	39,682
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	160,000	130,272
University of Southern California:
2.81%, 10/1/2050	100,000	69,546
3.03%, 10/1/2039	100,000	80,303
Series 2017, 3.84%, 10/1/2047	150,000	129,229
5.25%, 10/1/2111 (a)	85,000	85,284
Verisk Analytics, Inc.:
4.13%, 3/15/2029	50,000	47,730
5.75%, 4/1/2033 (a)	215,000	224,789
William Marsh Rice University 3.57%, 5/15/2045	200,000	167,968
Security Description	Principal Amount	Value
Yale University Series 2020, 1.48%, 4/15/2030	$ 75,000	$ 62,033
		7,669,999
COMPUTERS — 2.2%
Amdocs Ltd. 2.54%, 6/15/2030	100,000	83,629
Apple, Inc.:
0.70%, 2/8/2026	100,000	90,165
1.13%, 5/11/2025	246,000	229,210
1.20%, 2/8/2028 (a)	50,000	43,285
1.25%, 8/20/2030	250,000	203,070
1.65%, 5/11/2030 (a)	450,000	378,990
1.65%, 2/8/2031	200,000	165,796
2.05%, 9/11/2026	200,000	184,250
2.20%, 9/11/2029	104,000	91,286
2.45%, 8/4/2026	856,000	801,978
2.55%, 8/20/2060 (a)	175,000	115,316
2.65%, 5/11/2050	300,000	208,899
2.65%, 2/8/2051	388,000	267,922
2.70%, 8/5/2051	100,000	69,625
2.80%, 2/8/2061	375,000	253,324
2.85%, 8/5/2061	200,000	136,084
2.90%, 9/12/2027	250,000	234,730
2.95%, 9/11/2049	100,000	74,423
3.20%, 5/11/2027	293,000	279,710
3.25%, 2/23/2026	561,000	540,389
3.25%, 8/8/2029 (a)	100,000	93,604
3.35%, 8/8/2032 (a)	100,000	93,185
3.45%, 2/9/2045	123,000	103,501
3.75%, 9/12/2047	150,000	129,531
3.75%, 11/13/2047	118,000	102,124
3.85%, 5/4/2043	666,000	593,572
3.85%, 8/4/2046	551,000	484,197
3.95%, 8/8/2052	355,000	312,719
4.10%, 8/8/2062	233,000	204,064
4.25%, 2/9/2047	200,000	190,546
4.38%, 5/13/2045	200,000	189,750
4.65%, 2/23/2046	300,000	295,473
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	50,000	35,264
3.45%, 12/15/2051 (d)	250,000	166,897
5.30%, 10/1/2029	200,000	198,422
5.75%, 2/1/2033 (a)	30,000	30,302
5.85%, 7/15/2025	225,000	225,808
6.02%, 6/15/2026	353,000	358,066
6.20%, 7/15/2030	208,000	216,278
8.10%, 7/15/2036	204,000	236,975
8.35%, 7/15/2046	278,000	340,380
DXC Technology Co. 2.38%, 9/15/2028 (a)	300,000	250,299
Genpact Luxembourg Sarl 3.38%, 12/1/2024	100,000	96,200

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	$ 265,000	$ 261,396
6.10%, 4/1/2026	100,000	100,228
6.20%, 10/15/2035	12,000	12,567
6.35%, 10/15/2045	150,000	156,166
HP, Inc.:
2.20%, 6/17/2025	225,000	211,599
2.65%, 6/17/2031	146,000	117,661
3.40%, 6/17/2030	150,000	131,701
4.20%, 4/15/2032 (a)	342,000	306,706
5.50%, 1/15/2033 (a)	270,000	265,202
6.00%, 9/15/2041 (a)	150,000	151,425
International Business Machines Corp.:
1.95%, 5/15/2030 (a)	200,000	165,764
2.20%, 2/9/2027	50,000	45,500
2.85%, 5/15/2040	152,000	111,445
3.30%, 5/15/2026	550,000	524,221
3.30%, 1/27/2027	100,000	94,551
3.50%, 5/15/2029	601,000	555,108
4.15%, 7/27/2027	102,000	99,092
4.15%, 5/15/2039 (a)	390,000	342,034
4.25%, 5/15/2049 (a)	370,000	315,336
4.40%, 7/27/2032	200,000	191,834
4.50%, 2/6/2028	201,000	197,085
4.70%, 2/19/2046	50,000	45,310
4.75%, 2/6/2033 (a)	125,000	122,640
4.90%, 7/27/2052	100,000	93,269
5.10%, 2/6/2053	100,000	96,248
5.88%, 11/29/2032	150,000	160,312
6.50%, 1/15/2028	100,000	106,100
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	21,714
2.70%, 10/15/2028	125,000	101,729
3.15%, 10/15/2031 (a)	100,000	74,985
4.10%, 10/15/2041	40,000	26,824
Leidos, Inc.:
2.30%, 2/15/2031	255,000	201,022
4.38%, 5/15/2030	293,000	269,929
5.75%, 3/15/2033	45,000	44,780
NetApp, Inc.:
1.88%, 6/22/2025	365,000	339,249
2.70%, 6/22/2030	50,000	42,085
Western Digital Corp.:
2.85%, 2/1/2029	150,000	119,959
3.10%, 2/1/2032 (a)	100,000	74,025
4.75%, 2/15/2026	204,000	194,396
		15,890,435
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.24%, 2/15/2025	50,000	47,327
2.49%, 2/15/2027	84,000	76,620
2.72%, 2/15/2030	346,000	298,190
3.38%, 4/5/2040	50,000	38,354
3.58%, 4/5/2050	178,000	131,505
Security Description	Principal Amount	Value
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	$ 224,000	$ 195,738
4.00%, 6/15/2025	50,000	48,386
5.88%, 6/1/2033	65,000	65,142
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	96,101
4.50%, 2/15/2047	91,000	79,476
4.95%, 7/2/2064 (e)	50,000	44,577
6.00%, 1/15/2036	95,000	98,526
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.90%, 12/1/2032	110,000	109,048
Lennox International, Inc. 1.35%, 8/1/2025	124,000	113,114
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	52,000	42,472
Series CB, 2.50%, 3/15/2030	300,000	253,719
3.50%, 12/15/2027	25,000	23,340
4.25%, 12/15/2047	108,000	89,845
Masco Corp.:
1.50%, 2/15/2028 (a)	50,000	42,585
2.00%, 10/1/2030	227,000	179,105
4.50%, 5/15/2047	95,000	76,739
Mohawk Industries, Inc. 3.63%, 5/15/2030 (a)	150,000	135,540
Owens Corning:
3.40%, 8/15/2026	150,000	141,922
4.20%, 12/1/2024	25,000	24,484
4.30%, 7/15/2047	34,000	27,909
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	180,000	182,135
Vulcan Materials Co.:
3.50%, 6/1/2030	100,000	90,377
4.50%, 6/15/2047	130,000	113,041
4.70%, 3/1/2048	107,000	95,529
		2,960,846
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028 (d)	200,000	199,242
WW Grainger, Inc. 1.85%, 2/15/2025	400,000	379,740
		578,982
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	50,000	44,905
Series 3NC1, 1.75%, 10/29/2024	25,000	23,486
2.45%, 10/29/2026	175,000	156,441

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.30%, 1/30/2032	$ 344,000	$ 281,213
3.40%, 10/29/2033	378,000	304,320
3.50%, 1/15/2025	292,000	280,907
3.65%, 7/21/2027	80,000	73,446
3.85%, 10/29/2041	100,000	76,109
3.88%, 1/23/2028	450,000	414,076
4.63%, 10/15/2027	275,000	261,610
5.75%, 6/6/2028 (a)	150,000	148,827
6.50%, 7/15/2025 (a)	600,000	603,486
Air Lease Corp.:
0.80%, 8/18/2024	50,000	47,123
2.88%, 1/15/2032 (a)	736,000	591,899
3.13%, 12/1/2030	100,000	83,380
3.25%, 3/1/2025	50,000	47,724
4.63%, 10/1/2028	300,000	282,192
5.85%, 12/15/2027	350,000	349,370
Aircastle Ltd. 4.25%, 6/15/2026	50,000	47,111
Ally Financial, Inc.:
4.75%, 6/9/2027 (a)	100,000	92,914
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	125,000	123,521
8.00%, 11/1/2031	600,000	622,056
American Express Co.:
2.25%, 3/4/2025	180,000	170,656
2.50%, 7/30/2024	225,000	217,548
2.55%, 3/4/2027	360,000	328,043
3.00%, 10/30/2024	145,000	140,258
3.13%, 5/20/2026	100,000	94,703
3.95%, 8/1/2025	600,000	582,270
4.20%, 11/6/2025	50,000	48,720
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	175,000	165,000
4.90%, 2/13/2026	120,000	118,835
SOFR + 1.00%, 4.99%, 5/1/2026 (b)	500,000	494,340
SOFR + 2.26%, 4.99%, 5/26/2033 (a) (b)	155,000	148,402
5.85%, 11/5/2027	100,000	102,448
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	135,000	129,292
5.15%, 5/15/2033	60,000	59,656
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	74,000	63,849
BGC Partners, Inc. 3.75%, 10/1/2024	200,000	188,936
BlackRock, Inc.:
1.90%, 1/28/2031	100,000	82,040
2.10%, 2/25/2032	310,000	250,145
2.40%, 4/30/2030	192,000	166,370
3.25%, 4/30/2029	176,000	163,585
4.75%, 5/25/2033	135,000	132,777
Brookfield Capital Finance LLC 6.09%, 6/14/2033	250,000	253,850
Security Description	Principal Amount	Value
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	$ 100,000	$ 77,723
Brookfield Finance, Inc.:
3.50%, 3/30/2051	20,000	13,303
3.90%, 1/25/2028 (a)	170,000	157,573
4.35%, 4/15/2030	245,000	226,894
4.85%, 3/29/2029 (a)	136,000	130,710
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	529,000	454,919
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	110,000	93,655
3.30%, 10/30/2024	200,000	192,164
3.75%, 7/28/2026	350,000	325,979
3.75%, 3/9/2027	100,000	93,154
3.80%, 1/31/2028	100,000	92,091
4.20%, 10/29/2025	26,000	24,917
4.25%, 4/30/2025 (a)	200,000	193,474
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	100,000	94,852
SOFR + 2.16%, 4.99%, 7/24/2026 (b)	525,000	508,746
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	150,000	140,177
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	155,000	148,769
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	165,000	163,967
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	165,000	163,824
Cboe Global Markets, Inc. 3.00%, 3/16/2032	75,000	64,253
Charles Schwab Corp.:
0.90%, 3/11/2026 (a)	50,000	44,176
1.15%, 5/13/2026 (a)	150,000	132,759
1.65%, 3/11/2031 (a)	280,000	214,838
2.45%, 3/3/2027	300,000	269,427
3.00%, 3/10/2025	148,000	141,341
3.20%, 3/2/2027	258,000	238,508
3.25%, 5/22/2029 (a)	165,000	145,723
3.45%, 2/13/2026	140,000	132,237
3.63%, 4/1/2025	250,000	240,495
4.00%, 2/1/2029	331,000	310,326
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	200,000	200,852
CI Financial Corp. 4.10%, 6/15/2051	100,000	60,735
CME Group, Inc.:
2.65%, 3/15/2032	120,000	102,012
3.00%, 3/15/2025	100,000	96,377
3.75%, 6/15/2028	78,000	74,656
5.30%, 9/15/2043	276,000	286,827
Credit Suisse USA, Inc. 7.13%, 7/15/2032	410,000	451,582

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Discover Financial Services:
3.95%, 11/6/2024	$ 150,000	$ 144,522
4.10%, 2/9/2027	200,000	186,014
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	95,164
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	50,000	38,499
2.10%, 6/15/2030 (a)	600,000	502,044
3.00%, 6/15/2050	250,000	173,425
3.00%, 9/15/2060	25,000	16,333
3.75%, 12/1/2025 (a)	200,000	194,128
3.75%, 9/21/2028 (a)	200,000	190,272
4.25%, 9/21/2048	200,000	173,928
5.20%, 6/15/2062	501,000	497,202
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	80,000	78,511
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	100,000	77,775
4.15%, 1/23/2030	50,000	45,065
4.85%, 1/15/2027 (a)	179,000	175,377
6.25%, 1/15/2036	130,000	132,773
Lazard Group LLC 4.38%, 3/11/2029 (a)	51,000	47,420
Mastercard, Inc.:
2.95%, 6/1/2029	250,000	227,705
3.35%, 3/26/2030	300,000	279,675
3.80%, 11/21/2046 (a)	150,000	127,467
3.85%, 3/26/2050	392,000	338,147
3.95%, 2/26/2048	199,000	176,433
4.88%, 3/9/2028	145,000	146,704
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	185,000	178,240
Nasdaq, Inc.:
3.95%, 3/7/2052	150,000	115,176
5.35%, 6/28/2028	115,000	115,300
5.55%, 2/15/2034	105,000	105,415
5.95%, 8/15/2053	50,000	51,174
Nomura Holdings, Inc.:
1.65%, 7/14/2026	125,000	109,961
1.85%, 7/16/2025	504,000	461,180
2.33%, 1/22/2027	163,000	144,237
2.61%, 7/14/2031	211,000	167,496
2.65%, 1/16/2025	250,000	236,287
5.39%, 7/6/2027	325,000	319,319
6.18%, 1/18/2033 (a)	100,000	102,936
ORIX Corp.:
3.25%, 12/4/2024	75,000	72,059
4.00%, 4/13/2032	150,000	138,878
5.00%, 9/13/2027	75,000	73,919
5.20%, 9/13/2032 (a)	75,000	76,008
Radian Group, Inc. 4.88%, 3/15/2027	175,000	165,130
Raymond James Financial, Inc.:
3.75%, 4/1/2051	100,000	75,656
Security Description	Principal Amount	Value
4.95%, 7/15/2046	$ 140,000	$ 126,297
Stifel Financial Corp.:
4.00%, 5/15/2030	10,000	8,581
4.25%, 7/18/2024 (a)	200,000	195,600
Synchrony Financial:
2.88%, 10/28/2031 (a)	100,000	72,444
3.95%, 12/1/2027 (a)	196,000	170,730
4.25%, 8/15/2024	100,000	96,298
4.50%, 7/23/2025	275,000	259,897
4.88%, 6/13/2025	72,000	68,475
5.15%, 3/19/2029	165,000	149,442
Visa, Inc.:
1.90%, 4/15/2027	185,000	168,596
2.00%, 8/15/2050	150,000	92,051
2.05%, 4/15/2030	75,000	64,320
2.70%, 4/15/2040	150,000	115,095
3.15%, 12/14/2025	458,000	438,966
3.65%, 9/15/2047	175,000	148,221
4.15%, 12/14/2035	50,000	47,614
4.30%, 12/14/2045	571,000	530,025
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	200,000	161,556
Western Union Co. 1.35%, 3/15/2026	365,000	323,178
		25,572,194
ELECTRIC — 8.1%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	120,845
3.95%, 6/1/2028	100,000	94,016
4.70%, 5/15/2032	100,000	95,775
5.40%, 6/1/2033	70,000	69,672
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	95,000	61,343
Series M, 3.65%, 4/1/2050	100,000	77,505
3.75%, 12/1/2047	90,000	71,698
3.80%, 6/15/2049	181,000	143,596
4.00%, 12/1/2046	50,000	41,846
5.40%, 3/15/2053	35,000	36,000
AES Corp.:
1.38%, 1/15/2026	300,000	267,933
5.45%, 6/1/2028	100,000	98,216
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	100,000	79,138
3.00%, 3/15/2052	100,000	67,734
3.13%, 7/15/2051	75,000	51,947
3.45%, 10/1/2049	400,000	293,656
Series B, 3.70%, 12/1/2047	100,000	77,797
3.75%, 9/1/2027	100,000	95,659
3.75%, 3/1/2045	33,000	26,024
3.94%, 9/1/2032	25,000	23,098
4.30%, 1/2/2046	87,000	73,188
Series A, 4.30%, 7/15/2048	215,000	183,083
6.00%, 3/1/2039	100,000	104,111

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Ameren Corp.:
1.75%, 3/15/2028	$ 500,000	$ 429,140
2.50%, 9/15/2024	210,000	201,371
Ameren Illinois Co.:
4.15%, 3/15/2046	151,000	126,638
4.95%, 6/1/2033	200,000	198,438
5.90%, 12/1/2052	50,000	54,680
American Electric Power Co., Inc.:
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (b)	300,000	240,507
5.63%, 3/1/2033	65,000	66,196
5.70%, 8/15/2025	90,000	89,386
5.95%, 11/1/2032	100,000	104,338
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	50,000	37,744
4.45%, 6/1/2045	50,000	41,309
7.00%, 4/1/2038	150,000	169,026
Arizona Public Service Co.:
2.20%, 12/15/2031	85,000	66,455
2.60%, 8/15/2029	321,000	275,412
3.15%, 5/15/2025	80,000	76,513
3.75%, 5/15/2046	30,000	22,134
4.35%, 11/15/2045	25,000	20,098
4.50%, 4/1/2042	135,000	114,722
5.05%, 9/1/2041 (a)	25,000	22,793
6.35%, 12/15/2032	100,000	106,080
Atlantic City Electric Co. 4.00%, 10/15/2028	130,000	123,786
Avangrid, Inc.:
3.20%, 4/15/2025	91,000	86,597
3.80%, 6/1/2029	50,000	45,721
Avista Corp. 4.00%, 4/1/2052	100,000	79,548
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	13,000	9,383
3.75%, 8/15/2047	230,000	180,200
4.25%, 9/15/2048	69,000	58,489
4.55%, 6/1/2052	175,000	155,783
5.40%, 6/1/2053	125,000	127,285
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	200,000	129,492
3.25%, 4/15/2028	48,000	44,161
3.70%, 7/15/2030	235,000	215,669
3.80%, 7/15/2048	200,000	154,384
4.05%, 4/15/2025	146,000	142,582
4.25%, 10/15/2050	300,000	242,634
4.45%, 1/15/2049	50,000	42,179
4.50%, 2/1/2045	100,000	85,025
4.60%, 5/1/2053 (a)	50,000	42,854
5.95%, 5/15/2037	100,000	102,794
6.13%, 4/1/2036	348,000	363,089
Black Hills Corp.:
2.50%, 6/15/2030	92,000	75,901
4.35%, 5/1/2033	230,000	205,107
Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	$ 77,000	$ 64,648
Series AF, 3.35%, 4/1/2051	25,000	18,733
Series AC, 4.25%, 2/1/2049	68,000	59,209
Series AI, 4.45%, 10/1/2032	100,000	96,402
4.95%, 4/1/2033	100,000	99,964
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	280,000	268,946
3.70%, 9/1/2049	100,000	75,274
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	300,000	251,826
CMS Energy Corp. 5 Year CMT + 4.12%, 4.75%, 6/1/2050 (b)	125,000	107,679
Commonwealth Edison Co.:
2.20%, 3/1/2030	200,000	169,262
3.70%, 8/15/2028 (a)	50,000	47,140
Series 123, 3.75%, 8/15/2047	100,000	78,982
4.00%, 3/1/2049	200,000	165,570
4.90%, 2/1/2033	100,000	99,578
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	65,000	58,343
4.00%, 4/1/2048	85,000	71,726
5.25%, 1/15/2053	90,000	91,600
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	100,000	83,265
3.60%, 6/15/2061	150,000	108,637
3.70%, 11/15/2059	298,000	217,731
3.80%, 5/15/2028 (a)	43,000	40,912
Series 20B, 3.95%, 4/1/2050	236,000	192,444
Series A, 4.13%, 5/15/2049	30,000	24,559
Series C, 4.30%, 12/1/2056	165,000	133,988
4.50%, 12/1/2045	175,000	152,379
5.20%, 3/1/2033	100,000	101,161
Series 09-C, 5.50%, 12/1/2039	125,000	123,232
5.70%, 6/15/2040	320,000	321,773
6.15%, 11/15/2052	170,000	187,396
Series 08-B, 6.75%, 4/1/2038	35,000	39,117
Constellation Energy Generation LLC:
5.60%, 3/1/2028	65,000	65,609
5.75%, 10/1/2041	79,000	77,279
6.25%, 10/1/2039	332,000	344,251
Consumers Energy Co.:
3.10%, 8/15/2050	25,000	17,679
3.75%, 2/15/2050	50,000	39,955
3.80%, 11/15/2028	105,000	99,122
4.20%, 9/1/2052	100,000	85,773
4.65%, 3/1/2028	100,000	99,265

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	$ 100,000	$ 96,139
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	190,000	153,334
3.07%, 8/15/2024 (e)	100,000	96,615
Series B, 3.30%, 4/15/2041	135,000	100,200
Series C, 3.38%, 4/1/2030	379,000	339,247
Series C, 4.05%, 9/15/2042	76,000	60,546
4.25%, 6/1/2028	150,000	143,463
4.70%, 12/1/2044	115,000	99,914
5.38%, 11/15/2032	100,000	100,482
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	25,000	23,864
Series B, 5.95%, 6/15/2035	149,000	153,118
7.00%, 6/15/2038	200,000	219,930
DTE Electric Co.:
Series A, 1.90%, 4/1/2028 (a)	38,000	33,321
2.25%, 3/1/2030	93,000	79,343
2.95%, 3/1/2050	100,000	68,535
Series B, 3.65%, 3/1/2052	25,000	19,520
3.70%, 3/15/2045	100,000	79,408
3.70%, 6/1/2046	100,000	78,036
3.75%, 8/15/2047	145,000	114,048
Series A, 4.05%, 5/15/2048	132,000	110,219
5.20%, 4/1/2033	100,000	101,807
DTE Energy Co.:
Series C, 2.53%, 10/1/2024 (e)	50,000	47,874
2.95%, 3/1/2030	25,000	21,702
Series C, 3.40%, 6/15/2029	50,000	44,733
4.22%, 11/1/2024 (e)	300,000	293,532
4.88%, 6/1/2028	85,000	83,178
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	525,000	451,390
2.55%, 4/15/2031	25,000	21,237
2.85%, 3/15/2032	20,000	17,016
3.20%, 8/15/2049	100,000	72,102
3.88%, 3/15/2046	64,000	50,931
3.95%, 3/15/2048	370,000	301,761
4.25%, 12/15/2041	100,000	86,656
4.95%, 1/15/2033 (a)	215,000	213,624
5.35%, 1/15/2053	100,000	101,429
6.00%, 1/15/2038	56,000	58,751
6.05%, 4/15/2038	165,000	174,289
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	41,394
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (b)	825,000	614,171
3.50%, 6/15/2051	122,000	88,470
3.75%, 9/1/2046	75,000	56,970
4.20%, 6/15/2049	50,000	40,382
4.50%, 8/15/2032	70,000	66,096
Security Description	Principal Amount	Value
5.00%, 12/8/2025	$ 200,000	$ 198,732
5.00%, 12/8/2027	50,000	49,659
Duke Energy Florida LLC:
1.75%, 6/15/2030	150,000	122,095
2.40%, 12/15/2031	40,000	32,868
2.50%, 12/1/2029	75,000	64,832
4.20%, 7/15/2048	15,000	12,780
5.95%, 11/15/2052	20,000	21,787
6.35%, 9/15/2037	50,000	54,091
Duke Energy Indiana LLC:
2.75%, 4/1/2050	50,000	31,925
Series YYY, 3.25%, 10/1/2049	60,000	42,937
3.75%, 5/15/2046	100,000	77,400
Series WWW, 4.90%, 7/15/2043	100,000	95,594
5.40%, 4/1/2053	300,000	303,045
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	360,000	298,901
3.65%, 2/1/2029	60,000	55,795
3.70%, 6/15/2046	50,000	37,968
4.30%, 2/1/2049	32,000	26,814
5.25%, 4/1/2033	200,000	202,082
5.65%, 4/1/2053	60,000	61,767
Duke Energy Progress LLC:
2.50%, 8/15/2050	50,000	31,139
3.60%, 9/15/2047	100,000	76,847
3.70%, 9/1/2028 (a)	55,000	52,004
3.70%, 10/15/2046	100,000	77,698
4.15%, 12/1/2044	100,000	83,176
4.20%, 8/15/2045	140,000	116,612
5.25%, 3/15/2033	45,000	45,763
Edison International:
4.13%, 3/15/2028	101,000	94,421
4.70%, 8/15/2025	25,000	24,402
5.25%, 11/15/2028	115,000	112,049
5.75%, 6/15/2027 (a)	144,000	144,300
El Paso Electric Co. 5.00%, 12/1/2044	25,000	22,194
Emera U.S. Finance LP 4.75%, 6/15/2046	166,000	134,646
Enel Americas SA 4.00%, 10/25/2026 (a)	214,000	206,559
Enel Chile SA 4.88%, 6/12/2028	288,000	276,955
Entergy Arkansas LLC 5.15%, 1/15/2033	15,000	15,063
Entergy Corp.:
0.90%, 9/15/2025	25,000	22,476
2.40%, 6/15/2031	235,000	190,352
2.80%, 6/15/2030	221,000	187,353
Entergy Louisiana LLC:
0.95%, 10/1/2024	300,000	282,993
2.35%, 6/15/2032	100,000	80,384
2.90%, 3/15/2051	130,000	85,680
3.12%, 9/1/2027	267,000	246,850

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.25%, 4/1/2028	$ 200,000	$ 184,034
4.75%, 9/15/2052	50,000	45,815
Entergy Mississippi LLC:
3.50%, 6/1/2051	130,000	95,696
3.85%, 6/1/2049	155,000	120,261
5.00%, 9/1/2033	100,000	98,089
Entergy Texas, Inc.:
4.00%, 3/30/2029 (a)	25,000	23,541
4.50%, 3/30/2039	63,000	56,711
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,633
3.45%, 4/15/2050	25,000	18,221
4.10%, 4/1/2043	100,000	83,076
4.25%, 12/1/2045	100,000	82,429
Evergy Metro, Inc. 4.95%, 4/15/2033	125,000	123,059
Evergy, Inc.:
2.45%, 9/15/2024	176,000	168,949
2.90%, 9/15/2029	440,000	384,063
Eversource Energy:
Series Q, 0.80%, 8/15/2025	100,000	90,067
Series U, 1.40%, 8/15/2026 (a)	100,000	88,762
2.90%, 3/1/2027	65,000	59,996
Series H, 3.15%, 1/15/2025	25,000	24,046
Series M, 3.30%, 1/15/2028	100,000	92,067
3.45%, 1/15/2050	15,000	11,020
4.60%, 7/1/2027	70,000	68,323
4.75%, 5/15/2026	100,000	98,107
5.13%, 5/15/2033	200,000	197,316
5.45%, 3/1/2028 (a)	460,000	463,229
Exelon Corp.:
3.40%, 4/15/2026	200,000	190,520
3.95%, 6/15/2025	90,000	87,117
4.05%, 4/15/2030	200,000	187,468
4.70%, 4/15/2050	100,000	88,551
5.10%, 6/15/2045	200,000	187,166
5.15%, 3/15/2028	199,000	198,317
5.30%, 3/15/2033	100,000	100,055
5.60%, 3/15/2053	200,000	201,754
5.63%, 6/15/2035	200,000	202,440
Florida Power & Light Co.:
2.85%, 4/1/2025	381,000	366,351
2.88%, 12/4/2051	176,000	121,600
3.70%, 12/1/2047	160,000	129,805
3.95%, 3/1/2048	221,000	186,239
4.05%, 6/1/2042	50,000	43,218
4.05%, 10/1/2044	129,000	110,359
4.13%, 2/1/2042	75,000	65,815
4.13%, 6/1/2048	85,000	73,127
4.40%, 5/15/2028	150,000	147,184
4.45%, 5/15/2026	100,000	99,149
4.80%, 5/15/2033	200,000	198,724
5.05%, 4/1/2028	165,000	166,332
5.10%, 4/1/2033	125,000	127,054
Security Description	Principal Amount	Value
5.25%, 2/1/2041	$ 78,000	$ 78,198
5.30%, 4/1/2053	200,000	207,054
5.69%, 3/1/2040	25,000	26,256
5.95%, 2/1/2038	25,000	26,862
5.96%, 4/1/2039	25,000	26,967
Fortis, Inc. 3.06%, 10/4/2026	100,000	92,303
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	315,000	272,358
Series B, 3.70%, 1/30/2050	29,000	22,322
4.30%, 3/15/2042	100,000	86,226
4.30%, 3/15/2043	157,000	132,400
4.65%, 5/16/2028	250,000	245,225
5.13%, 5/15/2052	50,000	48,703
Iberdrola International BV 6.75%, 7/15/2036	266,000	300,500
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	175,000	149,200
5.50%, 3/15/2053	50,000	51,165
Indiana Michigan Power Co.:
3.25%, 5/1/2051	50,000	34,968
Series K, 4.55%, 3/15/2046	100,000	88,243
5.63%, 4/1/2053	95,000	97,837
Interstate Power & Light Co. 3.25%, 12/1/2024	50,000	48,280
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	170,000	153,903
Kentucky Utilities Co.:
5.13%, 11/1/2040	150,000	143,811
Series KENT, 5.45%, 4/15/2033	110,000	112,102
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	60,000	61,084
MidAmerican Energy Co.:
3.15%, 4/15/2050	25,000	17,489
3.65%, 4/15/2029	100,000	92,964
4.25%, 5/1/2046	100,000	84,097
4.25%, 7/15/2049	225,000	191,421
4.80%, 9/15/2043	50,000	46,177
National Grid PLC 5.60%, 6/12/2028	250,000	251,082
National Rural Utilities Cooperative Finance Corp.:
Series D, 1.00%, 10/18/2024	30,000	28,250
2.75%, 4/15/2032	50,000	41,762
2.85%, 1/27/2025	90,000	86,521
3.45%, 6/15/2025	100,000	96,175
3.70%, 3/15/2029	100,000	92,687
4.40%, 11/1/2048	59,000	50,318
4.80%, 3/15/2028	331,000	327,832
5.05%, 9/15/2028	500,000	498,345
5.80%, 1/15/2033	100,000	104,701
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	150,000	126,465
Series CC, 3.70%, 5/1/2029	115,000	106,773

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series GG, 5.90%, 5/1/2053	$ 50,000	$ 52,005
Series R, 6.75%, 7/1/2037	300,000	329,727
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	415,000	355,788
2.25%, 6/1/2030	544,000	452,309
2.75%, 11/1/2029	143,000	124,291
3.50%, 4/1/2029	150,000	137,311
5 Year CMT + 2.55%, 3.80%, 3/15/2082 (b)	190,000	160,229
4.63%, 7/15/2027	150,000	146,755
5.00%, 7/15/2032	230,000	226,796
5.05%, 2/28/2033	200,000	197,344
5.25%, 2/28/2053	45,000	43,441
6.05%, 3/1/2025	205,000	206,195
Northern States Power Co.:
2.25%, 4/1/2031	100,000	83,325
2.60%, 6/1/2051	50,000	32,054
2.90%, 3/1/2050	133,000	91,598
3.20%, 4/1/2052	200,000	143,232
3.40%, 8/15/2042	25,000	19,573
3.60%, 5/15/2046	50,000	38,669
4.00%, 8/15/2045	67,000	54,715
4.50%, 6/1/2052	35,000	31,562
5.10%, 5/15/2053	70,000	68,973
5.35%, 11/1/2039	100,000	101,341
6.20%, 7/1/2037	30,000	32,384
NSTAR Electric Co. 4.95%, 9/15/2052	295,000	287,770
Oglethorpe Power Corp.:
4.50%, 4/1/2047	195,000	161,008
5.05%, 10/1/2048	40,000	35,432
Ohio Edison Co. 6.88%, 7/15/2036	200,000	220,566
Ohio Power Co.:
Series P, 2.60%, 4/1/2030	76,000	65,207
5.00%, 6/1/2033	400,000	393,652
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	70,000	62,858
3.85%, 8/15/2047	30,000	23,357
4.15%, 4/1/2047	100,000	81,944
5.40%, 1/15/2033	70,000	71,046
5.60%, 4/1/2053	200,000	202,540
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	90,348
2.75%, 5/15/2030	40,000	35,085
3.70%, 5/15/2050	100,000	79,243
3.75%, 4/1/2045	118,000	96,231
4.10%, 11/15/2048	160,000	136,376
4.30%, 5/15/2028 (d)	350,000	340,872
4.55%, 9/15/2032	85,000	82,673
4.60%, 6/1/2052	79,000	72,357
4.95%, 9/15/2052	15,000	14,483
4.95%, 9/15/2052 (d)	350,000	337,452
Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	$ 375,000	$ 294,176
3.15%, 1/1/2026	50,000	46,417
3.25%, 6/1/2031	80,000	65,108
3.30%, 8/1/2040	184,000	124,182
3.45%, 7/1/2025	339,000	320,752
3.50%, 8/1/2050	160,000	102,046
3.75%, 8/15/2042 (a)	26,000	17,951
3.95%, 12/1/2047	50,000	34,136
4.00%, 12/1/2046	195,000	130,777
4.20%, 3/1/2029	70,000	62,929
4.25%, 3/15/2046	30,000	21,310
4.30%, 3/15/2045	100,000	71,288
4.40%, 3/1/2032	50,000	43,403
4.45%, 4/15/2042	50,000	37,532
4.50%, 7/1/2040	180,000	139,968
4.55%, 7/1/2030	310,000	280,556
4.65%, 8/1/2028	150,000	138,984
4.75%, 2/15/2044	260,000	201,731
4.95%, 6/8/2025	50,000	48,524
4.95%, 7/1/2050 (a)	417,000	328,116
5.25%, 3/1/2052	200,000	161,982
5.45%, 6/15/2027	100,000	97,353
5.90%, 6/15/2032	100,000	96,300
6.15%, 1/15/2033	170,000	166,952
6.40%, 6/15/2033	250,000	248,565
6.70%, 4/1/2053	65,000	63,933
6.75%, 1/15/2053	90,000	88,837
PacifiCorp:
3.30%, 3/15/2051	150,000	102,723
4.13%, 1/15/2049	39,000	30,153
4.15%, 2/15/2050	275,000	212,833
5.35%, 12/1/2053	50,000	45,588
5.50%, 5/15/2054	70,000	65,677
5.75%, 4/1/2037	63,000	60,930
6.00%, 1/15/2039	185,000	181,613
6.25%, 10/15/2037	124,000	123,967
6.35%, 7/15/2038	85,000	85,336
PECO Energy Co.:
2.85%, 9/15/2051	30,000	19,893
3.00%, 9/15/2049	95,000	66,024
3.70%, 9/15/2047	30,000	23,762
4.38%, 8/15/2052	115,000	101,631
4.60%, 5/15/2052	105,000	96,307
4.90%, 6/15/2033	145,000	144,677
PPL Capital Funding, Inc. 3.10%, 5/15/2026	382,000	360,841
Progress Energy, Inc.:
7.00%, 10/30/2031	100,000	109,452
7.75%, 3/1/2031	414,000	469,426
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	50,000	40,432
4.05%, 9/15/2049	144,000	116,925
4.10%, 6/15/2048	300,000	244,980
5.25%, 4/1/2053	115,000	110,403

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	$ 60,000	$ 49,700
5.15%, 1/15/2053	150,000	150,540
Public Service Co. of Oklahoma 5.25%, 1/15/2033	100,000	99,607
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	75,000	44,294
Series MTN, 2.45%, 1/15/2030	345,000	297,787
Series MTN, 3.20%, 5/15/2029	54,000	48,816
Series MTN, 3.60%, 12/1/2047	100,000	78,721
Series MTN, 3.85%, 5/1/2049	60,000	49,190
4.65%, 3/15/2033	120,000	117,836
4.90%, 12/15/2032	500,000	500,010
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	78,323
5.85%, 11/15/2027	200,000	204,288
Puget Energy, Inc. 4.10%, 6/15/2030	45,000	40,955
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	112,000	93,723
5.45%, 6/1/2053 (a)	250,000	251,767
5.64%, 4/15/2041	20,000	20,130
5.80%, 3/15/2040	100,000	101,348
San Diego Gas & Electric Co.:
Series WWW, 2.95%, 8/15/2051	100,000	67,918
Series XXX, 3.00%, 3/15/2032	100,000	85,727
Series RRR, 3.75%, 6/1/2047	284,000	222,571
Series TTT, 4.10%, 6/15/2049	35,000	28,609
5.35%, 4/1/2053	125,000	124,170
Sempra Energy:
3.25%, 6/15/2027	245,000	226,593
3.30%, 4/1/2025	100,000	95,988
3.40%, 2/1/2028	295,000	271,928
3.70%, 4/1/2029	90,000	82,352
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (b)	149,000	120,635
5.50%, 8/1/2033	275,000	273,606
Southern California Edison Co.:
Series K, 0.98%, 8/1/2024	400,000	379,828
2.25%, 6/1/2030	100,000	83,628
Series G, 2.50%, 6/1/2031	50,000	41,606
2.85%, 8/1/2029 (a)	170,000	149,192
Series 20A, 2.95%, 2/1/2051	100,000	65,462
Series C, 3.60%, 2/1/2045	135,000	98,873
Security Description	Principal Amount	Value
Series H, 3.65%, 6/1/2051	$ 290,000	$ 215,545
Series E, 3.70%, 8/1/2025	155,000	149,249
Series 13-A, 3.90%, 3/15/2043	122,000	96,636
4.00%, 4/1/2047	334,000	266,188
4.05%, 3/15/2042	200,000	161,882
Series C, 4.13%, 3/1/2048	118,000	95,947
Series A, 4.20%, 3/1/2029	75,000	71,306
4.65%, 10/1/2043	87,000	76,143
Series B, 4.88%, 3/1/2049	60,000	53,812
4.90%, 6/1/2026	200,000	197,212
Series 08-A, 5.95%, 2/1/2038	120,000	123,542
Series 2004B, 6.00%, 1/15/2034	150,000	155,541
6.05%, 3/15/2039	100,000	103,755
Southern Co.:
3.25%, 7/1/2026	100,000	94,148
Series A, 3.70%, 4/30/2030	298,000	273,677
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	145,000	123,502
4.40%, 7/1/2046	218,000	186,883
4.85%, 6/15/2028	200,000	196,362
5.20%, 6/15/2033	145,000	143,944
5.70%, 10/15/2032	65,000	67,376
Southern Power Co.:
Series F, 4.95%, 12/15/2046	61,000	53,321
5.15%, 9/15/2041	250,000	233,787
Southwestern Electric Power Co.:
3.25%, 11/1/2051	80,000	53,726
Series L, 3.85%, 2/1/2048	250,000	187,927
Series M, 4.10%, 9/15/2028	175,000	166,099
5.30%, 4/1/2033	250,000	247,210
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050 (a)	32,000	22,278
3.70%, 8/15/2047	300,000	229,278
System Energy Resources, Inc. 6.00%, 4/15/2028	170,000	167,797
Tampa Electric Co.:
2.40%, 3/15/2031	111,000	90,980
3.45%, 3/15/2051	25,000	17,938
3.63%, 6/15/2050	30,000	22,271
4.10%, 6/15/2042	100,000	84,892
4.35%, 5/15/2044	100,000	84,315
4.45%, 6/15/2049	100,000	84,525
5.00%, 7/15/2052	100,000	92,988
Tucson Electric Power Co.:
4.00%, 6/15/2050	110,000	86,082
4.85%, 12/1/2048	19,000	16,793
5.50%, 4/15/2053	100,000	99,588
Union Electric Co.:
2.15%, 3/15/2032	200,000	160,098

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.65%, 4/15/2045	$ 70,000	$ 54,212
4.00%, 4/1/2048	70,000	57,368
5.45%, 3/15/2053	180,000	183,587
Virginia Electric & Power Co.:
2.45%, 12/15/2050	100,000	60,057
Series A, 2.88%, 7/15/2029	160,000	142,259
Series A, 3.10%, 5/15/2025	91,000	86,893
Series A, 3.15%, 1/15/2026	360,000	343,249
Series A, 3.80%, 4/1/2028	104,000	98,595
Series C, 4.00%, 11/15/2046	169,000	134,338
Series B, 4.20%, 5/15/2045	100,000	82,095
4.45%, 2/15/2044	250,000	214,992
Series C, 4.63%, 5/15/2052	206,000	182,141
Series D, 4.65%, 8/15/2043	160,000	141,661
5.00%, 4/1/2033	200,000	197,708
Series A, 6.00%, 5/15/2037	20,000	20,745
WEC Energy Group, Inc.:
2.20%, 12/15/2028 (a)	50,000	43,060
4.75%, 1/9/2026	400,000	394,228
4.75%, 1/15/2028	250,000	244,495
Wisconsin Electric Power Co. 4.75%, 9/30/2032	70,000	68,656
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	25,067
3.65%, 4/1/2050	125,000	94,249
3.95%, 9/1/2032	150,000	138,925
4.95%, 4/1/2033 (a)	110,000	108,777
Wisconsin Public Service Corp. 5.35%, 11/10/2025	155,000	155,437
Xcel Energy, Inc.:
1.75%, 3/15/2027	200,000	177,018
2.60%, 12/1/2029	200,000	171,152
3.30%, 6/1/2025	86,000	82,387
4.60%, 6/1/2032	314,000	297,163
		58,119,854
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.80%, 10/15/2027	200,000	177,304
1.95%, 10/15/2030	211,000	174,883
2.75%, 10/15/2050	53,000	35,298
2.80%, 12/21/2051	358,000	243,880
		631,365
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	250,000	204,485
Allegion PLC 3.50%, 10/1/2029	32,000	28,344
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	100,000	98,801
Amphenol Corp.:
2.20%, 9/15/2031	51,000	41,646
2.80%, 2/15/2030	113,000	99,120
4.35%, 6/1/2029	50,000	48,410
4.75%, 3/30/2026	65,000	64,235
Security Description	Principal Amount	Value
Arrow Electronics, Inc. 3.88%, 1/12/2028	$ 350,000	$ 324,051
Avnet, Inc.:
4.63%, 4/15/2026	149,000	144,374
6.25%, 3/15/2028	100,000	101,071
Flex Ltd.:
3.75%, 2/1/2026	107,000	101,844
4.75%, 6/15/2025	66,000	64,479
4.88%, 5/12/2030 (a)	150,000	145,198
6.00%, 1/15/2028	15,000	15,254
Fortive Corp. 4.30%, 6/15/2046	151,000	120,128
Honeywell International, Inc.:
1.35%, 6/1/2025	50,000	46,699
1.75%, 9/1/2031	258,000	207,004
1.95%, 6/1/2030	125,000	105,139
2.30%, 8/15/2024	50,000	48,338
2.70%, 8/15/2029	100,000	89,035
3.81%, 11/21/2047	140,000	119,371
4.25%, 1/15/2029	160,000	155,760
4.50%, 1/15/2034	175,000	171,153
4.85%, 11/1/2024	200,000	198,818
4.95%, 2/15/2028	119,000	120,670
5.00%, 2/15/2033	85,000	86,645
5.70%, 3/15/2036	100,000	106,289
5.70%, 3/15/2037	50,000	53,364
Hubbell, Inc.:
3.15%, 8/15/2027	53,000	49,006
3.35%, 3/1/2026	75,000	71,378
Jabil, Inc.:
3.60%, 1/15/2030	200,000	179,044
5.45%, 2/1/2029	125,000	124,172
Keysight Technologies, Inc. 3.00%, 10/30/2029	50,000	43,828
Legrand France SA 8.50%, 2/15/2025	25,000	26,163
TD SYNNEX Corp.:
1.25%, 8/9/2024	207,000	195,319
1.75%, 8/9/2026	70,000	61,101
2.38%, 8/9/2028	50,000	41,105
2.65%, 8/9/2031	114,000	87,547
Trimble, Inc. 6.10%, 3/15/2033	100,000	101,419
Tyco Electronics Group SA:
3.45%, 8/1/2024	102,000	99,472
3.70%, 2/15/2026	100,000	96,500
4.50%, 2/13/2026	70,000	68,979
Vontier Corp.:
1.80%, 4/1/2026	215,000	191,230
2.40%, 4/1/2028	100,000	83,488
2.95%, 4/1/2031	75,000	59,975
		4,689,451
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	140,000	135,061

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.76%, 3/15/2027 (a)	$ 485,000	$ 452,539
4.05%, 3/15/2029 (a)	308,000	281,475
4.28%, 3/15/2032 (a)	245,000	217,087
5.05%, 3/15/2042	415,000	348,156
5.14%, 3/15/2052	440,000	358,798
5.39%, 3/15/2062	212,000	172,305
6.41%, 3/15/2026	130,000	130,095
		2,095,516
ENVIRONMENTAL CONTROL — 0.3%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	85,165
Republic Services, Inc.:
2.30%, 3/1/2030 (a)	100,000	85,524
2.50%, 8/15/2024	276,000	266,318
3.05%, 3/1/2050	100,000	71,485
3.38%, 11/15/2027 (a)	200,000	188,238
4.88%, 4/1/2029	110,000	109,856
5.00%, 4/1/2034	85,000	84,730
Waste Connections, Inc.:
2.95%, 1/15/2052	100,000	68,553
3.05%, 4/1/2050	67,000	46,516
3.50%, 5/1/2029 (a)	115,000	105,903
4.20%, 1/15/2033	105,000	98,703
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	150,000	135,324
1.50%, 3/15/2031	30,000	23,872
2.50%, 11/15/2050	25,000	16,013
2.95%, 6/1/2041	35,000	25,971
4.15%, 4/15/2032	150,000	142,887
4.63%, 2/15/2033	400,000	391,740
		1,946,798
FOOD — 1.4%
Campbell Soup Co.:
3.95%, 3/15/2025	150,000	145,885
4.15%, 3/15/2028	232,000	222,351
4.80%, 3/15/2048	50,000	45,250
Conagra Brands, Inc.:
1.38%, 11/1/2027	25,000	21,197
4.60%, 11/1/2025	300,000	293,268
4.85%, 11/1/2028	225,000	219,550
5.40%, 11/1/2048	158,000	150,591
General Mills, Inc.:
2.88%, 4/15/2030 (a)	31,000	27,542
4.00%, 4/17/2025	565,000	550,988
4.20%, 4/17/2028	150,000	145,719
4.95%, 3/29/2033	90,000	89,213
5.24%, 11/18/2025	30,000	29,997
Hershey Co.:
3.13%, 11/15/2049	30,000	22,134
4.25%, 5/4/2028 (a)	140,000	138,550
4.50%, 5/4/2033	145,000	144,065
Hormel Foods Corp.:
1.80%, 6/11/2030 (a)	100,000	83,539
3.05%, 6/3/2051	65,000	46,303
Security Description	Principal Amount	Value
Ingredion, Inc. 2.90%, 6/1/2030	$ 120,000	$ 103,649
J M Smucker Co.:
2.13%, 3/15/2032 (a)	25,000	20,012
2.38%, 3/15/2030	80,000	68,148
3.38%, 12/15/2027 (a)	100,000	93,675
4.25%, 3/15/2035	33,000	30,055
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
3.00%, 5/15/2032 (a) (d)	230,000	177,410
5.13%, 2/1/2028 (d)	250,000	239,862
5.50%, 1/15/2030 (d)	100,000	95,846
5.75%, 4/1/2033 (a) (d)	500,000	470,890
6.50%, 12/1/2052 (d)	201,000	190,116
Kellogg Co.:
2.10%, 6/1/2030	50,000	41,434
3.25%, 4/1/2026	400,000	381,000
3.40%, 11/15/2027	63,000	59,006
5.25%, 3/1/2033	35,000	35,184
Series B, 7.45%, 4/1/2031	25,000	28,466
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	200,000	188,666
3.75%, 4/1/2030 (a)	100,000	92,840
4.38%, 6/1/2046	200,000	170,416
4.63%, 10/1/2039	60,000	54,304
5.00%, 6/4/2042 (a)	225,000	210,465
5.20%, 7/15/2045	425,000	403,168
5.50%, 6/1/2050	205,000	203,600
6.50%, 2/9/2040	300,000	323,646
6.88%, 1/26/2039	100,000	112,477
Kroger Co.:
2.20%, 5/1/2030 (a)	40,000	33,105
2.65%, 10/15/2026	85,000	78,798
3.50%, 2/1/2026	647,000	620,719
4.50%, 1/15/2029 (a)	100,000	97,723
5.15%, 8/1/2043	78,000	72,011
6.90%, 4/15/2038	75,000	83,306
McCormick & Co., Inc.:
0.90%, 2/15/2026	355,000	316,695
2.50%, 4/15/2030	400,000	338,424
3.15%, 8/15/2024	30,000	29,115
Mondelez International, Inc.:
1.50%, 5/4/2025	185,000	172,598
2.75%, 4/13/2030 (a)	250,000	219,160
Pilgrim's Pride Corp.:
3.50%, 3/1/2032 (a)	100,000	79,633
4.25%, 4/15/2031	134,000	114,972
6.25%, 7/1/2033	120,000	116,738
Sysco Corp.:
2.40%, 2/15/2030	100,000	85,301
2.45%, 12/14/2031	70,000	57,237
3.15%, 12/14/2051	130,000	89,999
3.25%, 7/15/2027	41,000	38,315
6.60%, 4/1/2040	96,000	103,759

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.60%, 4/1/2050	$ 671,000	$ 765,014
Tyson Foods, Inc.:
3.55%, 6/2/2027	100,000	94,043
4.35%, 3/1/2029	150,000	142,903
4.55%, 6/2/2047	50,000	41,796
5.10%, 9/28/2048	320,000	291,264
		10,253,105
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	142,000	130,497
4.50%, 8/1/2024	95,000	93,465
Fibria Overseas Finance Ltd.:
4.00%, 1/14/2025	75,000	72,770
5.50%, 1/17/2027	125,000	125,125
Georgia-Pacific LLC 7.75%, 11/15/2029	100,000	112,897
International Paper Co.:
4.35%, 8/15/2048	115,000	96,954
4.80%, 6/15/2044	300,000	265,257
Suzano Austria GmbH:
2.50%, 9/15/2028	66,000	56,103
Series DM3N, 3.13%, 1/15/2032	80,000	64,108
3.75%, 1/15/2031	250,000	213,507
5.00%, 1/15/2030	158,000	148,097
6.00%, 1/15/2029	125,000	124,349
		1,503,129
GAS — 0.6%
Atmos Energy Corp.:
2.63%, 9/15/2029	125,000	110,063
2.85%, 2/15/2052	160,000	107,883
4.15%, 1/15/2043	100,000	86,205
4.30%, 10/1/2048	50,000	43,381
5.75%, 10/15/2052	342,000	363,703
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	152,000	124,458
5.25%, 3/1/2028	200,000	200,120
5.40%, 3/1/2033 (a)	100,000	101,798
5.85%, 1/15/2041	225,000	231,120
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	47,813
National Fuel Gas Co.:
2.95%, 3/1/2031	100,000	80,226
5.50%, 1/15/2026	144,000	141,785
5.50%, 10/1/2026	200,000	195,988
NiSource, Inc.:
0.95%, 8/15/2025	89,000	81,230
2.95%, 9/1/2029	75,000	65,702
3.60%, 5/1/2030	36,000	32,430
5.25%, 3/30/2028	270,000	270,270
5.25%, 2/15/2043	133,000	127,625
Security Description	Principal Amount	Value
5.40%, 6/30/2033	$ 150,000	$ 150,304
5.65%, 2/1/2045	100,000	99,594
5.95%, 6/15/2041	72,000	73,918
ONE Gas, Inc. 4.50%, 11/1/2048	70,000	60,248
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	50,000	45,363
3.64%, 11/1/2046	150,000	108,167
5.05%, 5/15/2052	50,000	45,086
5.40%, 6/15/2033	200,000	199,538
Southern California Gas Co.:
3.20%, 6/15/2025	100,000	95,722
Series UU, 4.13%, 6/1/2048	245,000	197,370
5.20%, 6/1/2033	200,000	197,638
6.35%, 11/15/2052	125,000	138,457
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	46,000	35,498
4.40%, 5/30/2047	250,000	207,677
5.15%, 9/15/2032	75,000	74,412
Southwest Gas Corp.:
2.20%, 6/15/2030	63,000	51,160
3.80%, 9/29/2046 (a)	80,000	58,551
5.45%, 3/23/2028	65,000	64,795
Spire Missouri, Inc.:
3.30%, 6/1/2051 (a)	95,000	66,720
4.80%, 2/15/2033	20,000	19,718
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	50,000	37,451
Series K, 3.80%, 9/15/2046	190,000	146,507
		4,585,694
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	65,000	52,152
4.63%, 6/15/2028	83,000	79,004
Regal Rexnord Corp.:
6.05%, 2/15/2026 (d)	264,000	264,502
6.05%, 4/15/2028 (d)	107,000	106,318
6.30%, 2/15/2030 (d)	150,000	149,598
6.40%, 4/15/2033 (d)	150,000	149,721
Snap-on, Inc. 4.10%, 3/1/2048	50,000	43,910
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	250,000	206,637
2.75%, 11/15/2050	100,000	59,583
3.40%, 3/1/2026	260,000	246,527
4.25%, 11/15/2028	198,000	188,605
4.85%, 11/15/2048	60,000	51,808
5.20%, 9/1/2040	43,000	40,103
		1,638,468
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	125,000	108,187

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.95%, 3/15/2025	$ 315,000	$ 304,929
3.75%, 11/30/2026	199,000	194,132
4.75%, 4/15/2043	100,000	98,171
4.90%, 11/30/2046	200,000	201,610
6.15%, 11/30/2037	135,000	150,908
Baxter International, Inc.:
1.32%, 11/29/2024	100,000	93,816
1.73%, 4/1/2031	50,000	38,759
1.92%, 2/1/2027	200,000	177,714
2.27%, 12/1/2028	116,000	99,493
2.54%, 2/1/2032 (a)	300,000	243,021
3.13%, 12/1/2051 (a)	100,000	66,176
3.95%, 4/1/2030	200,000	184,478
Boston Scientific Corp.:
1.90%, 6/1/2025	113,000	105,947
2.65%, 6/1/2030	200,000	174,294
4.70%, 3/1/2049 (a)	100,000	94,005
Danaher Corp.:
2.80%, 12/10/2051	402,000	277,565
3.35%, 9/15/2025	100,000	96,280
DH Europe Finance II Sarl:
2.20%, 11/15/2024	43,000	41,162
2.60%, 11/15/2029 (a)	120,000	105,637
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	350,000	350,364
5.65%, 11/15/2027	100,000	101,160
5.91%, 11/22/2032	200,000	209,124
6.38%, 11/22/2052	200,000	222,450
Koninklijke Philips NV 6.88%, 3/11/2038	135,000	149,878
Medtronic, Inc. 4.63%, 3/15/2045	350,000	340,088
Revvity, Inc.:
0.85%, 9/15/2024	100,000	94,104
3.30%, 9/15/2029	224,000	200,341
3.63%, 3/15/2051 (a)	100,000	72,306
Smith & Nephew PLC 2.03%, 10/14/2030 (a)	50,000	40,487
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	37,497
Stryker Corp.:
1.15%, 6/15/2025	75,000	69,133
1.95%, 6/15/2030	25,000	20,897
3.50%, 3/15/2026	485,000	464,999
4.10%, 4/1/2043	150,000	127,959
4.63%, 3/15/2046	100,000	93,062
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	200,000	189,142
1.75%, 10/15/2028	400,000	344,624
4.10%, 8/15/2047	326,000	291,705
4.80%, 11/21/2027 (a)	70,000	70,339
5.30%, 2/1/2044	50,000	50,849
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	300,000	282,741
3.05%, 1/15/2026	99,000	93,486
Security Description	Principal Amount	Value
3.55%, 4/1/2025	$ 110,000	$ 106,093
		6,879,112
HEALTH CARE SERVICES — 3.6%
Adventist Health System 2.95%, 3/1/2029	261,000	227,140
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	67,000	64,018
Aetna, Inc.:
3.50%, 11/15/2024	100,000	97,029
4.13%, 11/15/2042	200,000	164,680
4.75%, 3/15/2044	50,000	44,371
AHS Hospital Corp. 5.02%, 7/1/2045	50,000	48,361
Allina Health System Series 2021, 2.90%, 11/15/2051	245,000	160,357
Ascension Health:
Series B, 2.53%, 11/15/2029 (a)	274,000	235,552
3.95%, 11/15/2046	90,000	75,640
4.85%, 11/15/2053	170,000	166,801
Banner Health:
2.91%, 1/1/2051	25,000	16,850
Series 2020, 3.18%, 1/1/2050	70,000	50,245
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	37,001
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	32,000	25,533
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	146,000	101,791
3.46%, 6/1/2030	150,000	134,472
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	67,869
Centene Corp.:
2.50%, 3/1/2031	300,000	239,217
2.63%, 8/1/2031 (a)	275,000	219,092
3.00%, 10/15/2030	300,000	250,164
3.38%, 2/15/2030	250,000	214,965
4.25%, 12/15/2027	300,000	280,716
4.63%, 12/15/2029	525,000	483,730
Children's Health System of Texas 2.51%, 8/15/2050	130,000	80,259
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	65,324

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	$ 50,000	$ 43,268
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	100,000	88,354
CHRISTUS Health Series C, 4.34%, 7/1/2028	34,000	32,467
City of Hope:
Series 2018, 4.38%, 8/15/2048	193,000	161,597
Series 2013, 5.62%, 11/15/2043	110,000	108,822
Cleveland Clinic Foundation 4.86%, 1/1/2114	55,000	49,527
CommonSpirit Health:
1.55%, 10/1/2025	50,000	45,435
2.76%, 10/1/2024	175,000	168,476
2.78%, 10/1/2030	80,000	67,336
3.35%, 10/1/2029	269,000	236,771
AGM, 3.82%, 10/1/2049 (f)	110,000	83,905
3.91%, 10/1/2050	40,000	30,932
4.35%, 11/1/2042	50,000	42,855
6.07%, 11/1/2027	80,000	81,446
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	20,000	12,978
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	55,544
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	197,892
Dignity Health 5.27%, 11/1/2064 (a)	100,000	92,753
Elevance Health, Inc.:
1.50%, 3/15/2026	200,000	180,878
2.38%, 1/15/2025	400,000	380,360
2.55%, 3/15/2031	111,000	93,375
3.13%, 5/15/2050	30,000	21,037
3.35%, 12/1/2024	207,000	200,285
3.50%, 8/15/2024	100,000	97,461
4.10%, 3/1/2028	50,000	48,029
4.10%, 5/15/2032	75,000	69,941
4.65%, 8/15/2044	210,000	188,464
4.75%, 2/15/2033	200,000	194,456
5.10%, 1/15/2044	446,000	422,255
5.13%, 2/15/2053	285,000	275,812
5.35%, 10/15/2025	90,000	89,771
5.50%, 10/15/2032	150,000	154,075
6.10%, 10/15/2052	55,000	60,262
6.38%, 6/15/2037	100,000	107,843
Security Description	Principal Amount	Value
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	$ 50,000	$ 33,850
4.50%, 7/1/2057	150,000	132,612
HCA, Inc.:
3.38%, 3/15/2029 (d)	200,000	177,580
3.50%, 9/1/2030	50,000	43,798
3.50%, 7/15/2051	150,000	103,302
3.63%, 3/15/2032 (d)	200,000	173,654
4.13%, 6/15/2029	158,000	146,336
4.38%, 3/15/2042 (d)	125,000	102,764
4.50%, 2/15/2027	347,000	335,126
4.63%, 3/15/2052 (d)	120,000	98,537
5.13%, 6/15/2039	250,000	231,970
5.20%, 6/1/2028	85,000	84,521
5.25%, 4/15/2025	143,000	141,162
5.25%, 6/15/2026	442,000	437,310
5.25%, 6/15/2049	30,000	27,127
5.38%, 2/1/2025	200,000	198,282
5.38%, 9/1/2026	228,000	226,135
5.50%, 6/1/2033	200,000	199,618
5.50%, 6/15/2047	325,000	305,188
5.88%, 2/15/2026	180,000	180,153
5.88%, 2/1/2029	100,000	100,520
5.90%, 6/1/2053	50,000	49,572
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	100,000	80,893
Humana, Inc.:
1.35%, 2/3/2027	75,000	65,276
3.13%, 8/15/2029	100,000	88,298
3.70%, 3/23/2029	90,000	82,433
3.85%, 10/1/2024	50,000	48,888
3.95%, 3/15/2027	100,000	95,687
4.63%, 12/1/2042	53,000	46,830
4.88%, 4/1/2030	43,000	42,095
4.95%, 10/1/2044	100,000	91,496
5.70%, 3/13/2026	100,000	100,062
5.75%, 3/1/2028	100,000	101,927
5.88%, 3/1/2033	150,000	155,641
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	25,000	16,746
3.97%, 11/1/2048	200,000	169,014
Inova Health System Foundation 4.07%, 5/15/2052	10,000	8,522
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	225,000	170,759
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	76,625

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041 (a)	$ 265,000	$ 194,521
Series 2019, 3.27%, 11/1/2049	125,000	92,954
4.15%, 5/1/2047	250,000	219,615
4.88%, 4/1/2042	60,000	58,091
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	305,000	289,927
2.70%, 6/1/2031 (a)	100,000	84,744
3.25%, 9/1/2024	201,000	194,721
3.60%, 2/1/2025	113,000	109,329
4.70%, 2/1/2045 (a)	50,000	43,371
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	100,000	72,734
Series 2020, 3.34%, 7/1/2060	125,000	87,501
Series 2017, 3.77%, 7/1/2048	50,000	40,274
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	100,000	67,847
Series 2012B, 3.77%, 11/15/2043	55,000	46,403
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	125,000	109,965
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	30,000	22,350
Memorial Health Services 3.45%, 11/1/2049	150,000	111,199
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	196,000	136,097
Series 2015, 4.20%, 7/1/2055	108,000	92,024
5.00%, 7/1/2042	100,000	97,261
Methodist Hospital Series 20A, 2.71%, 12/1/2050	75,000	48,775
Montefiore Obligated Group:
4.29%, 9/1/2050	160,000	98,955
Series 18-C, 5.25%, 11/1/2048	100,000	75,241
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	100,000	76,929
Mount Sinai Hospitals Group, Inc.:
Series 2019, 3.74%, 7/1/2049	279,000	215,134
Series 2017, 3.98%, 7/1/2048	100,000	79,595
Security Description	Principal Amount	Value
MultiCare Health System 2.80%, 8/15/2050	$ 90,000	$ 54,452
MyMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	70,345
New York & Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	170,000	122,883
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	125,000	94,002
4.26%, 11/1/2047	135,000	110,955
Novant Health, Inc.:
2.64%, 11/1/2036	160,000	120,539
3.17%, 11/1/2051	100,000	71,741
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	100,000	62,777
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	40,000	28,204
4.37%, 7/1/2047	249,000	218,804
4.78%, 7/1/2044	80,000	74,225
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	100,000	71,886
PeaceHealth Obligated Group:
Series 2020, 1.38%, 11/15/2025	100,000	90,046
Series 2020, 3.22%, 11/15/2050	80,000	53,912
Providence St Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	20,000	16,842
Series A, 3.93%, 10/1/2048	375,000	295,324
5.40%, 10/1/2033	100,000	99,438
Queen's Health Systems 4.81%, 7/1/2052	75,000	71,553
Quest Diagnostics, Inc. 3.45%, 6/1/2026	160,000	152,670
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	50,000	46,006
Stanford Health Care:
3.03%, 8/15/2051	80,000	55,828
Series 2018, 3.80%, 11/15/2048	50,000	41,146
Summa Health AGM, 3.51%, 11/15/2051 (a) (f)	50,000	35,458
Sutter Health:
Series 20A, 1.32%, 8/15/2025	126,000	114,698

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series 20A, 3.36%, 8/15/2050	$ 100,000	$ 71,871
Series 2018, 3.70%, 8/15/2028	374,000	347,663
5.16%, 8/15/2033	70,000	69,873
Texas Health Resources 4.33%, 11/15/2055	50,000	43,676
Toledo Hospital AGM, 5.75%, 11/15/2038 (f)	230,000	223,569
Trinity Health Corp. 4.13%, 12/1/2045	110,000	94,757
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	120,000	109,634
2.00%, 5/15/2030	350,000	294,742
2.88%, 8/15/2029	100,000	89,937
2.90%, 5/15/2050	100,000	69,966
3.13%, 5/15/2060 (a)	100,000	69,700
3.25%, 5/15/2051	155,000	115,340
3.38%, 4/15/2027	100,000	95,034
3.70%, 8/15/2049	100,000	80,507
3.75%, 7/15/2025	389,000	378,664
3.85%, 6/15/2028 (a)	300,000	287,658
3.88%, 12/15/2028	100,000	95,940
3.88%, 8/15/2059	100,000	81,578
3.95%, 10/15/2042	10,000	8,583
4.00%, 5/15/2029	50,000	47,789
4.20%, 5/15/2032	165,000	157,453
4.20%, 1/15/2047	100,000	88,195
4.25%, 1/15/2029	150,000	145,741
4.25%, 3/15/2043	25,000	22,749
4.25%, 4/15/2047	156,000	136,615
4.25%, 6/15/2048	182,000	160,428
4.38%, 3/15/2042	175,000	159,136
4.50%, 4/15/2033	200,000	195,000
4.63%, 7/15/2035	66,000	64,570
4.75%, 7/15/2045	550,000	525,904
4.75%, 5/15/2052	204,000	193,686
4.95%, 5/15/2062	200,000	192,626
5.00%, 10/15/2024	65,000	64,782
5.05%, 4/15/2053	200,000	198,546
5.20%, 4/15/2063	100,000	99,753
5.25%, 2/15/2028	105,000	107,051
5.35%, 2/15/2033	150,000	155,842
5.70%, 10/15/2040	100,000	105,313
5.88%, 2/15/2053	85,000	94,292
5.95%, 2/15/2041	165,000	178,499
6.05%, 2/15/2063	45,000	50,869
6.50%, 6/15/2037	481,000	537,354
6.63%, 11/15/2037	860,000	981,750
Universal Health Services, Inc.:
2.65%, 10/15/2030	50,000	40,816
2.65%, 1/15/2032	220,000	174,038
UPMC:
Series D-1, 3.60%, 4/3/2025	100,000	96,361
5.38%, 5/15/2043	200,000	195,866
Security Description	Principal Amount	Value
WakeMed Series A, 3.29%, 10/1/2052	$ 100,000	$ 69,745
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	246,000	220,738
		25,735,638
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.40%, 10/15/2027 (a)	25,000	21,437
2.50%, 10/15/2024	100,000	95,777
Lennar Corp.:
4.75%, 5/30/2025	25,000	24,441
4.75%, 11/29/2027	71,000	69,038
5.00%, 6/15/2027	100,000	98,130
5.25%, 6/1/2026	250,000	247,730
MDC Holdings, Inc.:
3.85%, 1/15/2030	200,000	176,788
6.00%, 1/15/2043	200,000	180,156
PulteGroup, Inc.:
5.50%, 3/1/2026	116,000	115,408
7.88%, 6/15/2032	50,000	56,718
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	100,000	89,676
4.35%, 2/15/2028 (a)	200,000	187,762
4.88%, 3/15/2027	25,000	24,214
		1,387,275
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051 (a)	100,000	72,332
Whirlpool Corp.:
4.50%, 6/1/2046	65,000	52,727
4.60%, 5/15/2050	186,000	154,506
4.75%, 2/26/2029 (a)	152,000	148,244
		427,809
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	50,000	48,153
3.10%, 8/15/2027 (a)	50,000	47,597
3.25%, 8/15/2032	25,000	22,936
4.60%, 3/1/2028 (a)	50,000	50,324
4.60%, 3/1/2033 (a)	180,000	183,173
4.80%, 3/2/2026	100,000	100,423
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	20,000	19,082
2.38%, 12/1/2029	140,000	121,009
4.15%, 3/15/2047	270,000	236,293
4.38%, 5/15/2028	70,000	68,977
4.65%, 5/15/2033 (a)	75,000	73,775
5.15%, 5/15/2053	150,000	152,537
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	234,040
3.63%, 3/24/2032	250,000	224,202
Kenvue, Inc.:
4.90%, 3/22/2033 (d)	250,000	252,790

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.05%, 3/22/2028 (d)	$ 200,000	$ 201,638
5.05%, 3/22/2053 (d)	125,000	127,426
5.10%, 3/22/2043 (d)	55,000	55,892
5.35%, 3/22/2026 (d)	150,000	151,077
Procter & Gamble Co.:
0.55%, 10/29/2025	400,000	363,120
1.90%, 2/1/2027 (a)	100,000	91,569
2.70%, 2/2/2026	182,000	174,192
2.80%, 3/25/2027	75,000	70,671
2.85%, 8/11/2027	320,000	300,128
3.00%, 3/25/2030 (a)	200,000	185,200
4.10%, 1/26/2026	280,000	276,758
Unilever Capital Corp.:
0.63%, 8/12/2024	174,000	164,741
1.38%, 9/14/2030	100,000	80,194
1.75%, 8/12/2031	130,000	105,100
2.13%, 9/6/2029	131,000	113,325
Series 30Y, 2.63%, 8/12/2051 (a)	60,000	41,107
3.50%, 3/22/2028	200,000	191,552
5.90%, 11/15/2032	78,000	85,313
		4,614,314
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	200,000	204,058
Church & Dwight Co., Inc.:
5.00%, 6/15/2052	25,000	24,734
5.60%, 11/15/2032	95,000	100,352
Clorox Co. 1.80%, 5/15/2030	200,000	163,798
Kimberly-Clark Corp.:
2.00%, 11/2/2031	50,000	41,288
3.20%, 4/25/2029	50,000	46,409
4.50%, 2/16/2033	400,000	399,488
		980,127
INSURANCE — 2.9%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	25,000	23,819
Aflac, Inc.:
3.60%, 4/1/2030 (a)	299,000	275,122
4.75%, 1/15/2049	50,000	46,654
Allstate Corp.:
0.75%, 12/15/2025	614,000	550,285
5.25%, 3/30/2033 (a)	80,000	79,743
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	50,000	48,239
American International Group, Inc.:
2.50%, 6/30/2025	172,000	162,138
3.40%, 6/30/2030	100,000	88,629
4.38%, 6/30/2050	100,000	84,596
4.50%, 7/16/2044	184,000	158,619
4.75%, 4/1/2048	310,000	278,256
Security Description	Principal Amount	Value
5.13%, 3/27/2033 (a)	$ 135,000	$ 131,784
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	130,000	125,960
Aon Corp.:
2.80%, 5/15/2030	100,000	86,662
4.50%, 12/15/2028	100,000	96,253
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	70,000	64,086
3.90%, 2/28/2052	200,000	157,082
5.00%, 9/12/2032	200,000	197,328
5.35%, 2/28/2033	125,000	126,029
Aon Global Ltd.:
3.88%, 12/15/2025	100,000	96,378
4.60%, 6/14/2044	50,000	43,564
Arch Capital Group Ltd. 3.64%, 6/30/2050	145,000	106,749
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	200,000	181,732
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	95,000	68,042
5.50%, 3/2/2033	200,000	200,964
Assured Guaranty U.S. Holdings, Inc. 3.15%, 6/15/2031 (a)	167,000	141,198
Athene Holding Ltd.:
3.95%, 5/25/2051	150,000	101,274
4.13%, 1/12/2028	25,000	22,791
6.15%, 4/3/2030 (a)	320,000	320,899
6.65%, 2/1/2033	100,000	101,035
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	202,000	132,546
2.85%, 10/15/2050	150,000	104,475
3.85%, 3/15/2052	50,000	41,362
4.20%, 8/15/2048	256,000	230,682
4.25%, 1/15/2049	282,000	256,716
4.30%, 5/15/2043	135,000	123,503
4.40%, 5/15/2042	59,000	56,181
5.75%, 1/15/2040	400,000	443,196
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	481,710
4.50%, 2/11/2043 (a)	125,000	120,522
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	127,524
4.70%, 6/22/2047	25,000	19,035
5.63%, 5/15/2030 (a)	240,000	231,950
Brown & Brown, Inc.:
2.38%, 3/15/2031	30,000	24,195
4.20%, 9/15/2024	175,000	171,055
Chubb Corp. 6.00%, 5/11/2037	180,000	193,277
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	75,000	52,397
3.05%, 12/15/2061	50,000	33,673

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.15%, 3/15/2025	$ 75,000	$ 72,549
3.35%, 5/3/2026	50,000	48,074
Cincinnati Financial Corp.:
6.13%, 11/1/2034	300,000	315,663
6.92%, 5/15/2028	50,000	53,480
CNA Financial Corp.:
4.50%, 3/1/2026	140,000	135,904
5.50%, 6/15/2033	200,000	195,298
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	94,599
Corebridge Financial, Inc.:
3.65%, 4/5/2027	245,000	227,772
3.90%, 4/5/2032 (a)	375,000	326,576
4.40%, 4/5/2052	135,000	103,910
Enstar Group Ltd.:
3.10%, 9/1/2031 (a)	229,000	179,701
4.95%, 6/1/2029	57,000	53,164
Equitable Holdings, Inc.:
4.35%, 4/20/2028	164,000	153,632
5.00%, 4/20/2048	327,000	281,560
7.00%, 4/1/2028	100,000	104,570
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	20,000	13,237
3.50%, 10/15/2050	160,000	113,544
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (d)	100,000	99,938
Fairfax Financial Holdings Ltd.:
4.63%, 4/29/2030	100,000	93,577
5.63%, 8/16/2032	50,000	48,450
Fidelity National Financial, Inc. 3.20%, 9/17/2051	100,000	58,371
First American Financial Corp. 4.00%, 5/15/2030	300,000	263,553
Globe Life, Inc.:
4.55%, 9/15/2028	103,000	99,469
4.80%, 6/15/2032	60,000	57,587
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	125,000	121,031
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	40,000	26,182
4.40%, 3/15/2048	268,000	223,156
5.95%, 10/15/2036	100,000	102,178
Jackson Financial, Inc.:
5.17%, 6/8/2027 (a)	55,000	52,513
5.67%, 6/8/2032 (a)	30,000	28,517
Lincoln National Corp.:
3.40%, 1/15/2031 (a)	300,000	253,140
3.80%, 3/1/2028 (a)	201,000	181,646
7.00%, 6/15/2040	200,000	208,638
Loews Corp.:
3.20%, 5/15/2030	125,000	111,172
6.00%, 2/1/2035	50,000	51,954
Security Description	Principal Amount	Value
Manulife Financial Corp.:
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (b)	$ 100,000	$ 93,611
5.38%, 3/4/2046	70,000	69,197
Markel Group, Inc.:
3.45%, 5/7/2052	50,000	35,218
4.15%, 9/17/2050	88,000	68,779
5.00%, 4/5/2046	205,000	179,691
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	100,000	83,168
2.90%, 12/15/2051	55,000	36,882
3.75%, 3/14/2026	35,000	33,940
4.20%, 3/1/2048	100,000	85,188
4.38%, 3/15/2029	472,000	458,628
4.75%, 3/15/2039	150,000	141,279
4.90%, 3/15/2049	120,000	112,970
5.75%, 11/1/2032	100,000	105,133
MetLife, Inc.:
3.60%, 11/13/2025	25,000	24,069
4.05%, 3/1/2045	100,000	83,737
4.55%, 3/23/2030 (a)	75,000	73,412
4.60%, 5/13/2046	139,000	124,780
4.72%, 12/15/2044	266,000	236,455
4.88%, 11/13/2043	37,000	34,239
5.00%, 7/15/2052	385,000	363,047
5.25%, 1/15/2054	151,000	147,005
5.70%, 6/15/2035	100,000	102,826
5.88%, 2/6/2041	100,000	102,355
6.40%, 12/15/2066	100,000	99,940
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	15,000	14,274
Old Republic International Corp.:
3.85%, 6/11/2051	75,000	53,951
4.88%, 10/1/2024	300,000	295,263
PartnerRe Finance B LLC 5 Year CMT + 3.82%, 4.50%, 10/1/2050 (a) (b)	148,000	124,720
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	81,240
3.70%, 5/15/2029	40,000	36,689
5.38%, 3/15/2033	110,000	109,279
5.50%, 3/15/2053	200,000	189,942
6.05%, 10/15/2036	50,000	51,398
Progressive Corp.:
2.50%, 3/15/2027	40,000	36,754
3.20%, 3/26/2030	503,000	451,226
3.70%, 3/15/2052	25,000	19,700
3.95%, 3/26/2050	150,000	124,137
4.13%, 4/15/2047	122,000	105,434
4.20%, 3/15/2048	75,000	64,101
4.35%, 4/25/2044	50,000	43,311
4.95%, 6/15/2033 (a)	100,000	99,263

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Prudential Financial, Inc.:
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (b)	$ 550,000	$ 461,708
3.91%, 12/7/2047	35,000	27,946
3.94%, 12/7/2049	388,000	309,116
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	425,000	389,733
Series MTN, 4.60%, 5/15/2044	138,000	121,738
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	115,000	110,485
5 Year CMT + 3.23%, 6.00%, 9/1/2052 (a) (b)	199,000	190,349
5 Year CMT + 2.85%, 6.75%, 3/1/2053 (a) (b)	65,000	65,453
Prudential Funding Asia PLC:
3.13%, 4/14/2030	110,000	97,293
3.63%, 3/24/2032	50,000	44,523
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	234,000	200,957
3.90%, 5/15/2029	25,000	22,762
6.00%, 9/15/2033	100,000	100,708
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	325,000	313,674
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	100,000	97,942
Stewart Information Services Corp. 3.60%, 11/15/2031	100,000	76,262
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	100,000	124,364
Travelers Cos., Inc.:
3.05%, 6/8/2051	75,000	53,491
4.00%, 5/30/2047	260,000	218,738
4.05%, 3/7/2048	65,000	54,602
4.10%, 3/4/2049	200,000	170,388
5.45%, 5/25/2053	45,000	47,097
Series MTN, 6.25%, 6/15/2037	192,000	212,565
Unum Group:
4.13%, 6/15/2051	125,000	92,021
4.50%, 12/15/2049 (a)	100,000	76,687
5.75%, 8/15/2042	100,000	94,212
W R Berkley Corp.:
4.00%, 5/12/2050	100,000	78,412
4.75%, 8/1/2044	50,000	43,734
Willis North America, Inc.:
2.95%, 9/15/2029	168,000	144,813
4.65%, 6/15/2027	303,000	294,510
5.05%, 9/15/2048	20,000	17,170
XL Group Ltd. 5.25%, 12/15/2043 (a)	25,000	24,556
		20,738,454
Security Description	Principal Amount	Value
INTERNET — 2.0%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	$ 278,000	$ 226,075
2.70%, 2/9/2041 (a)	415,000	278,494
3.15%, 2/9/2051	67,000	43,344
3.40%, 12/6/2027 (a)	372,000	345,577
3.60%, 11/28/2024	318,000	307,903
4.00%, 12/6/2037	75,000	62,720
4.20%, 12/6/2047	179,000	140,712
Alphabet, Inc.:
0.80%, 8/15/2027	282,000	244,212
1.90%, 8/15/2040	510,000	350,997
2.05%, 8/15/2050	200,000	124,880
2.25%, 8/15/2060	150,000	91,127
Amazon.com, Inc.:
0.80%, 6/3/2025	241,000	222,807
1.20%, 6/3/2027	456,000	400,309
1.50%, 6/3/2030	250,000	205,620
1.65%, 5/12/2028 (a)	150,000	131,079
2.10%, 5/12/2031 (a)	50,000	42,031
2.50%, 6/3/2050	100,000	66,403
2.70%, 6/3/2060	248,000	159,253
2.88%, 5/12/2041	200,000	154,330
3.00%, 4/13/2025	175,000	168,908
3.15%, 8/22/2027	314,000	295,474
3.25%, 5/12/2061	779,000	564,144
3.45%, 4/13/2029 (a)	505,000	475,675
3.60%, 4/13/2032	25,000	23,301
3.80%, 12/5/2024	50,000	49,074
3.88%, 8/22/2037	400,000	365,272
3.95%, 4/13/2052 (a)	326,000	283,480
4.05%, 8/22/2047	122,000	109,317
4.10%, 4/13/2062	250,000	215,815
4.25%, 8/22/2057	320,000	288,621
4.60%, 12/1/2025	322,000	319,595
4.65%, 12/1/2029 (a)	400,000	401,044
4.70%, 12/1/2032	200,000	201,492
4.80%, 12/5/2034	200,000	204,302
4.95%, 12/5/2044	497,000	502,919
5.20%, 12/3/2025	208,000	208,626
Baidu, Inc.:
1.72%, 4/9/2026 (a)	200,000	180,748
3.08%, 4/7/2025 (a)	50,000	47,698
3.63%, 7/6/2027	65,000	61,049
4.13%, 6/30/2025 (a)	260,000	251,724
4.38%, 3/29/2028 (a)	195,000	186,946
4.88%, 11/14/2028	100,000	97,694
Booking Holdings, Inc.:
3.60%, 6/1/2026	275,000	265,229
4.63%, 4/13/2030	400,000	390,088
eBay, Inc.:
1.40%, 5/10/2026	175,000	158,065
1.90%, 3/11/2025 (a)	100,000	94,062
2.60%, 5/10/2031	225,000	188,125
2.70%, 3/11/2030	131,000	112,550

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.60%, 6/5/2027 (a)	$ 150,000	$ 142,027
3.65%, 5/10/2051 (a)	200,000	146,604
4.00%, 7/15/2042	50,000	39,878
5.95%, 11/22/2027	25,000	25,608
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	15,000	12,695
3.25%, 2/15/2030 (a)	283,000	246,176
3.80%, 2/15/2028 (a)	150,000	140,433
4.63%, 8/1/2027	75,000	72,778
JD.com, Inc.:
3.88%, 4/29/2026	314,000	299,562
4.13%, 1/14/2050	125,000	97,510
Meta Platforms, Inc.:
3.50%, 8/15/2027	254,000	241,170
3.85%, 8/15/2032	300,000	278,637
4.45%, 8/15/2052	300,000	261,249
4.60%, 5/15/2028 (a)	200,000	197,904
4.65%, 8/15/2062	265,000	232,667
4.80%, 5/15/2030 (a)	70,000	69,951
4.95%, 5/15/2033	250,000	249,642
5.60%, 5/15/2053	275,000	282,384
5.75%, 5/15/2063	100,000	103,389
Netflix, Inc. 4.88%, 4/15/2028 (a)	100,000	98,937
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	150,000	136,199
2.00%, 9/3/2030	246,000	193,946
VeriSign, Inc.:
4.75%, 7/15/2027	100,000	98,120
5.25%, 4/1/2025	100,000	98,937
Weibo Corp.:
3.38%, 7/8/2030 (a)	87,000	69,530
3.50%, 7/5/2024	261,000	253,478
		14,398,321
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
2.15%, 7/15/2026	8,000	6,946
2.88%, 6/15/2027 (a)	50,000	43,362
3.20%, 11/15/2031	150,000	114,649
3.25%, 7/15/2025	50,000	46,255
3.88%, 1/15/2026	305,000	283,022
4.25%, 3/1/2025	200,000	190,964
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	85,650
Blackstone Private Credit Fund:
2.70%, 1/15/2025	143,000	133,629
3.25%, 3/15/2027	100,000	86,396
4.00%, 1/15/2029 (a)	150,000	127,296
7.05%, 9/29/2025	330,000	329,215
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	300,000	262,041
2.85%, 9/30/2028	74,000	60,687
Security Description	Principal Amount	Value
FS KKR Capital Corp.:
2.63%, 1/15/2027	$ 50,000	$ 42,742
3.13%, 10/12/2028	64,000	52,098
3.25%, 7/15/2027	60,000	51,463
3.40%, 1/15/2026	229,000	208,138
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (a)	150,000	137,815
Golub Capital BDC, Inc. 2.05%, 2/15/2027	52,000	43,689
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	50,000	43,059
Owl Rock Capital Corp.:
2.63%, 1/15/2027	100,000	84,891
2.88%, 6/11/2028	50,000	40,744
3.40%, 7/15/2026	100,000	88,644
3.75%, 7/22/2025	50,000	46,285
4.00%, 3/30/2025	155,000	145,660
Owl Rock Capital Corp. III 3.13%, 4/13/2027	200,000	169,450
OWL Rock Core Income Corp. 7.95%, 6/13/2028 (d)	350,000	350,843
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	100,000	82,893
Prospect Capital Corp.:
3.36%, 11/15/2026	185,000	155,820
3.44%, 10/15/2028	96,000	73,943
3.71%, 1/22/2026 (a)	50,000	44,286
		3,632,575
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	25,000	23,668
4.55%, 3/11/2026	350,000	341,670
6.80%, 11/29/2032	105,000	107,858
7.00%, 10/15/2039 (a)	30,000	31,421
Nucor Corp.:
2.98%, 12/15/2055	100,000	64,032
3.13%, 4/1/2032	45,000	38,957
3.85%, 4/1/2052	200,000	157,612
3.95%, 5/23/2025	130,000	126,130
4.30%, 5/23/2027	51,000	49,588
4.40%, 5/1/2048	25,000	21,341
Steel Dynamics, Inc. 2.40%, 6/15/2025	50,000	46,754
Vale Overseas Ltd.:
3.75%, 7/8/2030	391,000	344,663
6.88%, 11/21/2036	343,000	359,958
6.88%, 11/10/2039 (a)	49,000	51,406
8.25%, 1/17/2034	100,000	116,415
		1,881,473
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028 (a)	140,000	137,626
4.15%, 5/10/2030	90,000	88,591

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.30%, 5/10/2033 (a)	$ 200,000	$ 198,990
4.42%, 5/8/2026 (a)	145,000	144,343
4.85%, 5/10/2053 (a)	200,000	204,898
		774,448
LEISURE TIME — 0.0% (c)
Brunswick Corp.:
0.85%, 8/18/2024	25,000	23,584
2.40%, 8/18/2031 (a)	75,000	57,536
4.40%, 9/15/2032 (a)	127,000	110,667
		191,787
LODGING — 0.2%
Choice Hotels International, Inc. 3.70%, 1/15/2031	100,000	84,510
Hyatt Hotels Corp.:
4.85%, 3/15/2026	350,000	342,951
5.75%, 1/30/2027	65,000	64,846
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	31,000	29,120
Series GG, 3.50%, 10/15/2032	500,000	431,765
Series FF, 4.63%, 6/15/2030	126,000	120,658
4.90%, 4/15/2029	75,000	72,982
5.00%, 10/15/2027	85,000	84,379
Series EE, 5.75%, 5/1/2025	100,000	100,265
		1,331,476
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	100,000	90,623
0.90%, 3/2/2026	176,000	158,360
Series MTN, 1.45%, 5/15/2025	126,000	117,606
1.70%, 1/8/2027	50,000	45,257
Series MTN, 2.15%, 11/8/2024	571,000	547,338
2.40%, 8/9/2026	95,000	88,270
Series MTN, 3.25%, 12/1/2024 (a)	200,000	194,160
3.40%, 5/13/2025	100,000	96,884
3.65%, 8/12/2025	50,000	48,536
4.35%, 5/15/2026	100,000	98,437
4.80%, 1/6/2026	250,000	249,425
5.40%, 3/10/2025	200,000	200,520
Caterpillar, Inc.:
3.25%, 9/19/2049	50,000	39,327
3.25%, 4/9/2050	191,000	150,414
3.80%, 8/15/2042	100,000	87,649
4.75%, 5/15/2064	197,000	187,528
5.20%, 5/27/2041	50,000	52,107
		2,452,441
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	$ 25,000	$ 22,132
3.95%, 5/23/2025	10,000	9,679
4.55%, 4/10/2028 (a)	160,000	154,928
5.45%, 10/14/2025	25,000	24,849
Deere & Co. 2.75%, 4/15/2025 (a)	286,000	274,783
Dover Corp. 2.95%, 11/4/2029	100,000	87,912
Flowserve Corp. 2.80%, 1/15/2032	140,000	111,531
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	50,000	44,984
1.05%, 6/17/2026	56,000	50,342
Series MTN, 1.25%, 1/10/2025	46,000	43,389
Series MTN, 1.30%, 10/13/2026	50,000	44,484
Series MTN, 1.50%, 3/6/2028	100,000	86,296
Series MTN, 1.75%, 3/9/2027	150,000	135,014
Series MTN, 2.05%, 1/9/2025	150,000	142,953
2.13%, 3/7/2025 (a)	200,000	190,218
Series MTN, 2.45%, 1/9/2030	449,000	394,240
Series MTN, 2.65%, 6/10/2026 (a)	100,000	94,204
Series MTN, 2.80%, 7/18/2029	100,000	89,695
3.35%, 4/18/2029 (a)	148,000	137,661
Series MTN, 3.45%, 3/13/2025	150,000	145,710
Series MTN, 3.45%, 3/7/2029	75,000	70,166
4.05%, 9/8/2025	40,000	39,140
4.15%, 9/15/2027	150,000	146,482
4.70%, 6/10/2030	165,000	163,939
4.75%, 6/8/2026	85,000	84,827
4.80%, 1/9/2026	65,000	64,784
4.90%, 3/3/2028	325,000	327,073
4.95%, 6/6/2025 (a)	65,000	64,859
Series FXD, 5.05%, 3/3/2026	150,000	150,487
5.15%, 3/3/2025	140,000	140,105
nVent Finance Sarl 5.65%, 5/15/2033	250,000	246,342
Otis Worldwide Corp.:
2.57%, 2/15/2030	50,000	43,118
3.11%, 2/15/2040	640,000	494,694
Rockwell Automation, Inc.:
2.80%, 8/15/2061	252,000	164,634
4.20%, 3/1/2049 (a)	30,000	26,834

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	$ 206,000	$ 199,540
		4,712,028
MEDIA — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	60,000	45,394
2.80%, 4/1/2031	325,000	261,943
3.50%, 6/1/2041	200,000	135,108
3.70%, 4/1/2051	69,000	43,788
3.75%, 2/15/2028	425,000	390,090
3.90%, 6/1/2052	350,000	228,035
3.95%, 6/30/2062	200,000	123,238
4.20%, 3/15/2028	50,000	46,886
4.40%, 12/1/2061	214,000	143,947
4.80%, 3/1/2050	100,000	75,251
4.91%, 7/23/2025	295,000	289,295
5.05%, 3/30/2029	419,000	399,525
5.13%, 7/1/2049	200,000	156,868
5.25%, 4/1/2053	250,000	201,780
5.38%, 4/1/2038	356,000	302,842
5.38%, 5/1/2047	322,000	266,098
5.75%, 4/1/2048	550,000	470,481
6.48%, 10/23/2045	407,000	383,219
6.83%, 10/23/2055	200,000	188,626
Comcast Corp.:
2.65%, 2/1/2030	300,000	262,584
2.65%, 8/15/2062	50,000	29,741
2.80%, 1/15/2051	380,000	251,294
2.89%, 11/1/2051	271,000	181,765
2.94%, 11/1/2056	519,000	338,082
2.99%, 11/1/2063	308,000	195,146
3.15%, 3/1/2026	140,000	134,183
3.25%, 11/1/2039	128,000	101,553
3.30%, 4/1/2027	150,000	141,879
3.38%, 8/15/2025	200,000	193,092
3.40%, 4/1/2030	300,000	275,844
3.40%, 7/15/2046	50,000	37,934
3.45%, 2/1/2050 (a)	425,000	324,402
3.55%, 5/1/2028	766,000	725,785
3.75%, 4/1/2040	637,000	536,641
3.95%, 10/15/2025	50,000	48,723
3.97%, 11/1/2047	155,000	128,749
4.00%, 3/1/2048	180,000	150,215
4.00%, 11/1/2049	284,000	235,751
4.05%, 11/1/2052	327,000	271,999
4.25%, 10/15/2030	599,000	576,885
4.25%, 1/15/2033	300,000	285,249
4.55%, 1/15/2029	140,000	137,565
4.60%, 10/15/2038	50,000	46,620
4.65%, 2/15/2033 (a)	100,000	99,331
4.70%, 10/15/2048	393,000	369,550
Security Description	Principal Amount	Value
4.75%, 3/1/2044	$ 150,000	$ 138,875
4.80%, 5/15/2033	200,000	197,930
4.95%, 10/15/2058 (a)	376,000	361,554
5.35%, 11/15/2027	65,000	66,231
5.35%, 5/15/2053	200,000	203,352
5.50%, 5/15/2064	100,000	101,335
7.05%, 3/15/2033	300,000	346,077
Discovery Communications LLC:
3.45%, 3/15/2025	84,000	80,395
3.95%, 3/20/2028	200,000	186,194
4.00%, 9/15/2055	343,000	227,323
4.13%, 5/15/2029	150,000	137,511
4.65%, 5/15/2050	450,000	341,824
4.90%, 3/11/2026 (a)	650,000	637,572
5.00%, 9/20/2037	145,000	123,943
5.20%, 9/20/2047	170,000	140,105
6.35%, 6/1/2040	80,000	78,097
Fox Corp.:
3.05%, 4/7/2025	50,000	47,871
4.71%, 1/25/2029	214,000	208,111
5.48%, 1/25/2039 (a)	100,000	93,448
5.58%, 1/25/2049	365,000	341,319
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	96,962
5.00%, 5/13/2045	94,000	81,005
6.63%, 1/15/2040 (a)	163,000	169,262
8.50%, 3/11/2032	184,000	217,276
NBCUniversal Media LLC:
4.45%, 1/15/2043	200,000	179,412
5.95%, 4/1/2041	100,000	107,053
Paramount Global:
2.90%, 1/15/2027	100,000	89,951
3.38%, 2/15/2028	100,000	88,912
3.70%, 6/1/2028	250,000	222,505
4.20%, 5/19/2032 (a)	150,000	125,744
4.38%, 3/15/2043	175,000	123,718
4.60%, 1/15/2045	109,000	77,496
4.90%, 8/15/2044	48,000	35,476
4.95%, 1/15/2031 (a)	100,000	90,329
4.95%, 5/19/2050	225,000	168,669
5.25%, 4/1/2044	130,000	98,761
5.85%, 9/1/2043	161,000	137,315
6.88%, 4/30/2036	45,000	43,755
7.88%, 7/30/2030	210,000	221,846
TCI Communications, Inc. 7.13%, 2/15/2028	100,000	108,464
Thomson Reuters Corp.:
3.35%, 5/15/2026	179,000	170,233
5.85%, 4/15/2040	80,000	79,397
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	95,000	104,633
Time Warner Cable LLC:
4.50%, 9/15/2042	158,000	117,925

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.50%, 9/1/2041	$ 300,000	$ 250,647
5.88%, 11/15/2040	90,000	79,617
6.55%, 5/1/2037	361,000	347,174
6.75%, 6/15/2039	179,000	171,964
7.30%, 7/1/2038	95,000	96,850
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	50,000	45,655
3.00%, 2/13/2026 (a)	150,000	143,205
Series MTN, 3.00%, 7/30/2046	50,000	35,930
Series MTN, 3.70%, 12/1/2042	116,000	95,792
Series E, 4.13%, 12/1/2041	100,000	87,863
Series GMTN, 4.13%, 6/1/2044	300,000	263,367
Walt Disney Co.:
2.00%, 9/1/2029	307,000	261,291
2.20%, 1/13/2028 (a)	150,000	135,735
2.65%, 1/13/2031 (a)	403,000	350,687
2.75%, 9/1/2049	330,000	223,469
3.35%, 3/24/2025	450,000	436,018
3.38%, 11/15/2026	150,000	142,734
3.50%, 5/13/2040	500,000	412,410
3.60%, 1/13/2051	450,000	358,096
3.80%, 5/13/2060	102,000	81,963
4.70%, 3/23/2050 (a)	175,000	167,312
6.20%, 12/15/2034	100,000	110,160
7.75%, 12/1/2045	170,000	223,096
		21,769,177
METAL FABRICATE & HARDWARE — 0.0% (c)
Precision Castparts Corp. 3.25%, 6/15/2025	250,000	241,465
MINING — 0.7%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	150,000	131,185
3.75%, 10/1/2030	160,000	136,482
Barrick Gold Corp. 6.45%, 10/15/2035	92,000	97,215
Barrick North America Finance LLC 5.75%, 5/1/2043	125,000	128,468
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	100,000	104,296
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	100,000	90,144
4.75%, 2/28/2028	325,000	322,874
5.00%, 9/30/2043	283,000	280,416
6.42%, 3/1/2026	100,000	102,667
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	109,000	100,460
4.38%, 8/1/2028	345,000	325,552
5.40%, 11/14/2034	100,000	96,544
Security Description	Principal Amount	Value
5.45%, 3/15/2043	$ 300,000	$ 279,720
Kinross Gold Corp. 6.25%, 7/15/2033 (d)	200,000	197,682
Newmont Corp.:
2.60%, 7/15/2032	150,000	122,468
2.80%, 10/1/2029	177,000	152,546
5.45%, 6/9/2044	160,000	157,206
5.88%, 4/1/2035	60,000	61,370
6.25%, 10/1/2039	85,000	89,842
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	200,000	215,992
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	250,000	170,917
7.13%, 7/15/2028 (a)	200,000	220,686
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033	100,000	100,854
5.13%, 3/9/2053	100,000	100,805
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	95,650
5.88%, 4/23/2045 (a)	150,000	153,970
6.75%, 4/16/2040	119,000	131,239
7.50%, 7/27/2035	409,000	474,837
Yamana Gold, Inc. 2.63%, 8/15/2031	122,000	95,103
		4,737,190
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.00%, 2/14/2025 (a)	50,000	47,186
2.65%, 4/15/2025 (a)	350,000	333,112
Series MTN, 3.00%, 8/7/2025 (a)	300,000	286,515
3.05%, 4/15/2030 (a)	175,000	157,888
Series MTN, 3.13%, 9/19/2046 (a)	25,000	17,584
3.25%, 8/26/2049 (a)	116,000	84,226
Series MTN, 3.38%, 3/1/2029 (a)	50,000	45,879
Series MTN, 3.63%, 9/14/2028 (a)	112,000	104,353
Series MTN, 4.00%, 9/14/2048 (a)	456,000	399,420
Series MTN, 5.70%, 3/15/2037 (a)	200,000	210,630
Carlisle Cos., Inc.:
2.75%, 3/1/2030	140,000	119,372
3.50%, 12/1/2024	32,000	30,899
Eaton Corp.:
4.15%, 3/15/2033 (a)	85,000	80,741
4.35%, 5/18/2028	145,000	142,380
4.70%, 8/23/2052	214,000	205,260
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	64,000	60,772
General Electric Co.:
4.35%, 5/1/2050	64,000	55,421

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.50%, 3/11/2044	$ 300,000	$ 266,046
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (a)	75,000	70,254
Parker-Hannifin Corp.:
3.25%, 6/14/2029	100,000	90,997
4.00%, 6/14/2049	200,000	166,288
Series MTN, 4.20%, 11/21/2034	68,000	62,380
4.25%, 9/15/2027	198,000	192,074
Series MTN, 4.45%, 11/21/2044	210,000	187,396
Series A, 6.25%, 5/15/2038	134,000	143,853
Pentair Finance Sarl 4.50%, 7/1/2029	100,000	94,104
Textron, Inc.:
2.45%, 3/15/2031 (a)	80,000	65,934
3.90%, 9/17/2029	75,000	68,865
		3,789,829
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	75,000	67,476
3.25%, 2/15/2029	260,000	224,432
3.28%, 12/1/2028	155,000	134,670
3.57%, 12/1/2031	100,000	84,466
4.25%, 4/1/2028	100,000	91,977
		603,021
OIL & GAS — 3.4%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032 (a)	250,000	212,500
2.77%, 11/10/2050	150,000	99,589
2.94%, 6/4/2051 (a)	155,000	106,161
3.06%, 6/17/2041	500,000	379,690
3.38%, 2/8/2061	250,000	177,975
3.41%, 2/11/2026	200,000	192,274
3.63%, 4/6/2030	500,000	466,305
3.80%, 9/21/2025	310,000	302,104
3.94%, 9/21/2028	359,000	344,008
4.23%, 11/6/2028	100,000	97,233
4.81%, 2/13/2033	155,000	152,880
4.89%, 9/11/2033	150,000	148,503
Burlington Resources LLC 7.20%, 8/15/2031	175,000	199,866
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030 (a)	245,000	210,619
3.85%, 6/1/2027	253,000	238,999
6.25%, 3/15/2038	400,000	407,664
7.20%, 1/15/2032	50,000	54,461
Cenovus Energy, Inc.:
5.40%, 6/15/2047 (a)	250,000	226,535
6.80%, 9/15/2037	95,000	98,810
Chevron Corp.:
1.55%, 5/11/2025	125,000	117,222
Security Description	Principal Amount	Value
2.00%, 5/11/2027	$ 250,000	$ 227,177
2.24%, 5/11/2030 (a)	465,000	405,359
2.95%, 5/16/2026	162,000	154,242
Chevron USA, Inc.:
3.25%, 10/15/2029	50,000	46,279
3.85%, 1/15/2028	496,000	484,101
Conoco Funding Co. 7.25%, 10/15/2031	150,000	171,568
ConocoPhillips 4.88%, 10/1/2047	60,000	56,912
ConocoPhillips Co.:
2.40%, 3/7/2025 (a)	6,000	5,721
4.03%, 3/15/2062 (a)	434,000	353,914
4.30%, 11/15/2044	50,000	44,111
5.30%, 5/15/2053	105,000	106,848
6.95%, 4/15/2029	227,000	249,954
Continental Resources, Inc. 4.38%, 1/15/2028	260,000	244,161
Coterra Energy, Inc. 4.38%, 3/15/2029	106,000	98,897
Devon Energy Corp.:
4.50%, 1/15/2030	50,000	47,106
4.75%, 5/15/2042	325,000	274,550
5.00%, 6/15/2045 (a)	258,000	223,836
5.25%, 10/15/2027	160,000	157,603
5.60%, 7/15/2041 (a)	107,000	100,749
5.88%, 6/15/2028	25,000	24,916
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (a)	350,000	299,670
4.25%, 3/15/2052	50,000	38,472
6.25%, 3/15/2033 (a)	100,000	103,563
6.25%, 3/15/2053	70,000	71,063
Eni USA, Inc. 7.30%, 11/15/2027	75,000	80,487
EOG Resources, Inc.:
4.15%, 1/15/2026	290,000	283,988
4.38%, 4/15/2030 (a)	140,000	137,166
4.95%, 4/15/2050 (a)	50,000	49,376
EQT Corp.:
3.90%, 10/1/2027	100,000	92,745
5.70%, 4/1/2028	75,000	74,366
7.00%, 2/1/2030	120,000	125,650
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	150,000	133,491
2.61%, 10/15/2030	100,000	87,837
2.99%, 3/19/2025	832,000	801,873
3.04%, 3/1/2026	324,000	309,877
3.45%, 4/15/2051	331,000	258,316
3.48%, 3/19/2030	494,000	463,431
3.57%, 3/6/2045	100,000	81,405
4.11%, 3/1/2046	414,000	364,403
4.23%, 3/19/2040	70,000	64,488
4.33%, 3/19/2050 (a)	527,000	478,632
Hess Corp.:
5.60%, 2/15/2041 (a)	75,000	71,752
7.13%, 3/15/2033	100,000	109,377

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
7.30%, 8/15/2031	$ 150,000	$ 164,593
7.88%, 10/1/2029	375,000	414,904
HF Sinclair Corp.:
4.50%, 10/1/2030	150,000	133,159
5.88%, 4/1/2026	89,000	89,344
Marathon Oil Corp.:
4.40%, 7/15/2027 (a)	100,000	95,449
6.80%, 3/15/2032	205,000	212,124
Marathon Petroleum Corp.:
4.70%, 5/1/2025	95,000	93,225
4.75%, 9/15/2044	323,000	269,573
6.50%, 3/1/2041	228,000	234,642
Occidental Petroleum Corp.:
5.55%, 3/15/2026 (a)	500,000	493,480
6.45%, 9/15/2036	500,000	514,710
6.60%, 3/15/2046	300,000	309,702
8.88%, 7/15/2030	500,000	574,530
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	60,000	59,644
Ovintiv, Inc.:
5.65%, 5/15/2025	65,000	64,549
5.65%, 5/15/2028 (a)	140,000	137,404
6.25%, 7/15/2033 (a)	90,000	88,838
6.63%, 8/15/2037	50,000	49,348
7.10%, 7/15/2053	200,000	205,564
7.20%, 11/1/2031	50,000	52,543
7.38%, 11/1/2031	17,000	18,220
8.13%, 9/15/2030	100,000	109,932
Phillips 66:
2.15%, 12/15/2030	623,000	508,518
3.85%, 4/9/2025	125,000	121,611
3.90%, 3/15/2028	100,000	94,964
4.65%, 11/15/2034	100,000	94,532
5.88%, 5/1/2042	50,000	51,851
Phillips 66 Co.:
3.15%, 12/15/2029	100,000	87,288
3.61%, 2/15/2025	100,000	96,456
4.68%, 2/15/2045	50,000	42,707
4.90%, 10/1/2046	100,000	88,459
5.30%, 6/30/2033	200,000	199,564
Pioneer Natural Resources Co.:
1.90%, 8/15/2030 (a)	350,000	283,923
2.15%, 1/15/2031	273,000	223,560
5.10%, 3/29/2026	65,000	64,654
Shell International Finance BV:
2.00%, 11/7/2024	100,000	95,760
2.38%, 11/7/2029	375,000	328,777
2.50%, 9/12/2026	100,000	93,200
2.75%, 4/6/2030	450,000	402,714
3.00%, 11/26/2051	100,000	70,801
3.13%, 11/7/2049	140,000	101,969
3.25%, 5/11/2025	469,000	453,439
3.25%, 4/6/2050	175,000	130,732
3.75%, 9/12/2046	100,000	81,634
3.88%, 11/13/2028	100,000	96,800
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$ 295,000	$ 251,172
4.38%, 5/11/2045	303,000	273,030
4.55%, 8/12/2043	586,000	542,894
6.38%, 12/15/2038	25,000	28,020
Suncor Energy, Inc.:
6.50%, 6/15/2038	204,000	212,164
6.80%, 5/15/2038	100,000	106,390
7.15%, 2/1/2032	100,000	108,020
Tosco Corp. 8.13%, 2/15/2030	258,000	300,289
TotalEnergies Capital International SA:
2.43%, 1/10/2025	400,000	383,532
2.83%, 1/10/2030 (a)	200,000	179,070
3.13%, 5/29/2050 (a)	350,000	254,194
3.39%, 6/29/2060	75,000	55,027
TotalEnergies Capital SA 3.88%, 10/11/2028	100,000	96,070
Valero Energy Corp.:
4.00%, 4/1/2029 (a)	175,000	164,943
6.63%, 6/15/2037	499,000	535,756
7.50%, 4/15/2032	203,000	229,360
		24,212,151
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040 (a)	398,000	386,144
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
3.14%, 11/7/2029	50,000	44,637
4.08%, 12/15/2047	197,000	159,714
Halliburton Co.:
4.50%, 11/15/2041	55,000	46,740
4.75%, 8/1/2043	338,000	296,250
5.00%, 11/15/2045	400,000	362,048
6.70%, 9/15/2038	100,000	109,682
NOV, Inc.:
3.60%, 12/1/2029	100,000	89,174
3.95%, 12/1/2042	205,000	150,866
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	250,000	230,000
Schlumberger Investment SA:
2.65%, 6/26/2030	50,000	43,772
4.85%, 5/15/2033	110,000	108,432
		2,027,459
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA, Inc. 5.63%, 5/26/2033	125,000	123,579
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	160,000	133,002
2.69%, 5/25/2031	35,000	28,683
4.00%, 5/17/2025	91,000	88,016

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Berry Global, Inc.:
1.57%, 1/15/2026	$ 100,000	$ 90,254
1.65%, 1/15/2027	173,000	149,564
5.50%, 4/15/2028 (a) (d)	200,000	197,340
Packaging Corp. of America 3.00%, 12/15/2029	100,000	87,277
Sonoco Products Co.:
1.80%, 2/1/2025	79,000	74,207
2.85%, 2/1/2032 (a)	160,000	133,296
WestRock MWV LLC 7.95%, 2/15/2031	82,000	93,238
WRKCo, Inc.:
3.00%, 9/15/2024	161,000	155,191
3.75%, 3/15/2025	50,000	48,160
3.90%, 6/1/2028	100,000	93,243
4.00%, 3/15/2028	150,000	139,723
4.65%, 3/15/2026	100,000	97,096
		1,731,869
PHARMACEUTICALS — 5.2%
AbbVie, Inc.:
2.60%, 11/21/2024	700,000	671,657
3.20%, 5/14/2026	465,000	440,736
3.20%, 11/21/2029	1,014,000	916,402
3.60%, 5/14/2025	250,000	241,717
3.80%, 3/15/2025	525,000	510,615
4.05%, 11/21/2039	322,000	280,259
4.25%, 11/21/2049	400,000	344,668
4.40%, 11/6/2042	223,000	199,652
4.45%, 5/14/2046	250,000	220,227
4.55%, 3/15/2035	95,000	90,436
4.70%, 5/14/2045	547,000	498,683
4.75%, 3/15/2045	331,000	303,140
4.85%, 6/15/2044	245,000	228,227
4.88%, 11/14/2048	260,000	245,266
AmerisourceBergen Corp.:
3.25%, 3/1/2025	142,000	136,502
4.25%, 3/1/2045	32,000	26,513
4.30%, 12/15/2047	225,000	191,849
Astrazeneca Finance LLC:
2.25%, 5/28/2031 (a)	20,000	16,875
4.88%, 3/3/2033	200,000	202,822
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	213,000	190,318
1.38%, 8/6/2030	250,000	200,982
3.38%, 11/16/2025	355,000	341,222
4.00%, 1/17/2029	100,000	96,689
4.00%, 9/18/2042	103,000	91,765
4.38%, 11/16/2045	175,000	162,337
6.45%, 9/15/2037	375,000	430,635
Becton Dickinson & Co.:
2.82%, 5/20/2030	100,000	87,427
3.70%, 6/6/2027 (a)	300,000	285,162
3.73%, 12/15/2024	100,000	97,135
4.67%, 6/6/2047	100,000	91,680
4.69%, 2/13/2028	300,000	295,890
Security Description	Principal Amount	Value
4.69%, 12/15/2044	$ 125,000	$ 113,768
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	225,000	195,957
1.45%, 11/13/2030 (a)	60,000	48,196
3.20%, 6/15/2026	100,000	95,730
3.40%, 7/26/2029	314,000	291,354
3.45%, 11/15/2027 (a)	150,000	143,718
3.55%, 3/15/2042	313,000	259,220
3.70%, 3/15/2052	298,000	241,788
3.90%, 2/20/2028	252,000	244,667
3.90%, 3/15/2062	510,000	409,877
4.25%, 10/26/2049	219,000	194,408
4.35%, 11/15/2047	244,000	221,223
4.55%, 2/20/2048	275,000	256,377
5.00%, 8/15/2045	273,000	272,170
Cardinal Health, Inc.:
4.37%, 6/15/2047	250,000	206,210
4.50%, 11/15/2044	118,000	96,070
4.90%, 9/15/2045	175,000	152,443
Cigna Group:
1.25%, 3/15/2026	100,000	89,852
2.38%, 3/15/2031	160,000	134,288
2.40%, 3/15/2030	150,000	127,439
3.25%, 4/15/2025	182,000	174,522
3.40%, 3/15/2050	100,000	73,068
3.40%, 3/15/2051 (a)	200,000	145,906
3.88%, 10/15/2047	100,000	79,309
4.13%, 11/15/2025	312,000	303,832
4.38%, 10/15/2028	162,000	156,720
4.50%, 2/25/2026	50,000	48,980
4.80%, 8/15/2038	220,000	207,660
4.80%, 7/15/2046	200,000	183,526
4.90%, 12/15/2048	145,000	134,863
5.40%, 3/15/2033	150,000	152,487
5.69%, 3/15/2026	150,000	150,182
6.13%, 11/15/2041	228,000	243,901
CVS Health Corp.:
1.88%, 2/28/2031	95,000	75,433
2.70%, 8/21/2040	371,000	258,683
3.00%, 8/15/2026	200,000	187,496
3.25%, 8/15/2029	375,000	336,559
3.63%, 4/1/2027	50,000	47,448
3.75%, 4/1/2030	346,000	317,337
4.10%, 3/25/2025	350,000	342,569
4.13%, 4/1/2040	160,000	134,686
4.30%, 3/25/2028	869,000	838,020
4.78%, 3/25/2038	329,000	303,282
5.00%, 2/20/2026	145,000	144,400
5.00%, 1/30/2029	70,000	69,333
5.05%, 3/25/2048	570,000	525,665
5.13%, 2/21/2030	75,000	74,520
5.13%, 7/20/2045	250,000	231,022
5.25%, 1/30/2031 (a)	175,000	174,333
5.25%, 2/21/2033 (a)	100,000	99,618
5.30%, 6/1/2033 (a)	180,000	179,687

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.63%, 2/21/2053	$ 675,000	$ 670,626
5.88%, 6/1/2053	310,000	318,466
6.00%, 6/1/2063	80,000	82,234
6.13%, 9/15/2039	100,000	103,922
Eli Lilly & Co.:
3.38%, 3/15/2029 (a)	255,000	239,963
4.15%, 3/15/2059	330,000	292,278
4.70%, 2/27/2033 (a)	100,000	101,237
4.88%, 2/27/2053	255,000	261,969
4.95%, 2/27/2063	200,000	203,998
5.00%, 2/27/2026	140,000	140,188
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	50,000	46,427
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028 (a)	400,000	384,912
6.38%, 5/15/2038	275,000	313,690
Johnson & Johnson:
0.55%, 9/1/2025	82,000	74,930
0.95%, 9/1/2027 (a)	25,000	21,845
1.30%, 9/1/2030	250,000	205,285
2.10%, 9/1/2040	85,000	59,899
2.25%, 9/1/2050 (a)	150,000	99,213
2.45%, 3/1/2026	300,000	283,314
2.45%, 9/1/2060	100,000	64,351
2.63%, 1/15/2025 (a)	100,000	96,724
2.90%, 1/15/2028 (a)	286,000	269,415
3.40%, 1/15/2038	210,000	183,047
3.55%, 3/1/2036	25,000	22,503
3.63%, 3/3/2037	327,000	294,271
3.70%, 3/1/2046	210,000	184,951
3.75%, 3/3/2047 (a)	150,000	132,159
5.85%, 7/15/2038	321,000	358,490
McKesson Corp.:
0.90%, 12/3/2025 (a)	50,000	44,838
1.30%, 8/15/2026	400,000	355,500
4.90%, 7/15/2028	100,000	99,530
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	209,000	203,932
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	500,000	451,770
1.45%, 6/24/2030	100,000	81,583
1.70%, 6/10/2027	50,000	44,777
1.90%, 12/10/2028	100,000	87,349
2.15%, 12/10/2031 (a)	95,000	78,764
2.35%, 6/24/2040	220,000	157,595
2.75%, 12/10/2051	100,000	69,011
2.90%, 12/10/2061	250,000	166,105
3.40%, 3/7/2029	364,000	341,181
3.60%, 9/15/2042	115,000	95,711
3.70%, 2/10/2045	353,000	299,835
4.00%, 3/7/2049	420,000	371,309
4.05%, 5/17/2028 (a)	100,000	98,251
4.50%, 5/17/2033	120,000	119,095
4.90%, 5/17/2044	200,000	200,304
5.00%, 5/17/2053	200,000	202,502
Security Description	Principal Amount	Value
5.15%, 5/17/2063	$ 140,000	$ 142,899
Mylan, Inc. 5.20%, 4/15/2048	100,000	77,795
Novartis Capital Corp.:
1.75%, 2/14/2025	525,000	497,726
2.00%, 2/14/2027	54,000	49,495
2.20%, 8/14/2030	200,000	173,118
3.10%, 5/17/2027	325,000	309,767
4.40%, 5/6/2044	75,000	71,960
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	275,000	271,639
4.45%, 5/19/2028	650,000	639,320
4.65%, 5/19/2025 (a)	155,000	153,585
4.65%, 5/19/2030	350,000	345,891
4.75%, 5/19/2033	265,000	264,112
5.11%, 5/19/2043	350,000	350,115
5.30%, 5/19/2053	260,000	270,722
5.34%, 5/19/2063	350,000	354,203
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	350,000	290,741
1.75%, 8/18/2031	210,000	170,749
2.55%, 5/28/2040	108,000	79,371
2.63%, 4/1/2030	425,000	377,689
2.70%, 5/28/2050 (a)	284,000	199,967
3.45%, 3/15/2029	422,000	397,229
4.00%, 12/15/2036	100,000	93,361
4.00%, 3/15/2049	265,000	237,064
4.10%, 9/15/2038	200,000	181,950
4.13%, 12/15/2046	201,000	180,701
4.30%, 6/15/2043	105,000	97,044
5.60%, 9/15/2040	175,000	188,370
7.20%, 3/15/2039	468,000	582,534
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	61,008
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030	450,000	374,139
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	530,000	503,304
Viatris, Inc.:
1.65%, 6/22/2025	200,000	184,110
2.30%, 6/22/2027	215,000	187,893
3.85%, 6/22/2040	150,000	103,866
4.00%, 6/22/2050	393,000	259,966
Wyeth LLC:
5.95%, 4/1/2037	483,000	527,653
6.50%, 2/1/2034	100,000	112,273
Zoetis, Inc.:
4.70%, 2/1/2043	333,000	309,630
5.60%, 11/16/2032	55,000	57,493
		37,136,991
PIPELINES — 3.4%
Boardwalk Pipelines LP:
3.60%, 9/1/2032	50,000	42,536

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.45%, 7/15/2027	$ 61,000	$ 58,237
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	100,000	90,712
5.13%, 6/30/2027	50,000	49,187
5.88%, 3/31/2025	450,000	448,236
Cheniere Energy Partners LP:
3.25%, 1/31/2032	309,000	254,940
4.50%, 10/1/2029	323,000	296,630
5.95%, 6/30/2033 (d)	75,000	75,303
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	104,000	101,745
DCP Midstream Operating LP 5.13%, 5/15/2029	300,000	293,334
Eastern Gas Transmission & Storage, Inc.:
3.00%, 11/15/2029	200,000	174,380
4.80%, 11/1/2043	100,000	87,317
Enbridge Energy Partners LP:
5.88%, 10/15/2025	138,000	138,516
7.38%, 10/15/2045	87,000	100,102
Enbridge, Inc.:
1.60%, 10/4/2026	25,000	22,281
2.50%, 1/15/2025	375,000	357,022
2.50%, 8/1/2033	50,000	39,199
3.13%, 11/15/2029	250,000	221,005
5.50%, 12/1/2046	71,000	67,688
5.70%, 3/8/2033	410,000	415,662
5.97%, 3/8/2026	145,000	145,219
Energy Transfer LP:
2.90%, 5/15/2025	300,000	284,784
3.75%, 5/15/2030	336,000	303,751
4.15%, 9/15/2029	100,000	92,132
4.40%, 3/15/2027	211,000	202,001
4.75%, 1/15/2026	400,000	391,248
4.95%, 5/15/2028	200,000	193,820
4.95%, 6/15/2028	100,000	97,234
5.00%, 5/15/2044	119,000	100,169
5.00%, 5/15/2050	240,000	202,795
5.15%, 2/1/2043	75,000	63,932
5.15%, 3/15/2045	200,000	172,280
5.35%, 5/15/2045	81,000	70,758
5.40%, 10/1/2047	270,000	238,785
5.50%, 6/1/2027	275,000	273,790
5.55%, 2/15/2028	150,000	149,799
5.75%, 2/15/2033	70,000	70,445
6.13%, 12/15/2045	105,000	100,016
6.25%, 4/15/2049	100,000	97,665
7.50%, 7/1/2038	50,000	54,761
Enterprise Products Operating LLC:
3.13%, 7/31/2029	375,000	336,514
3.30%, 2/15/2053	85,000	60,849
3.70%, 2/15/2026	100,000	96,496
3.70%, 1/31/2051	50,000	38,341
3.75%, 2/15/2025	100,000	97,314
Security Description	Principal Amount	Value
4.15%, 10/16/2028	$ 158,000	$ 151,241
4.20%, 1/31/2050	100,000	83,838
4.45%, 2/15/2043	350,000	308,511
4.90%, 5/15/2046	130,000	119,937
5.05%, 1/10/2026	75,000	74,936
5.10%, 2/15/2045	377,000	359,673
Series E, 3 Month SOFR + 3.29%, 5.25%, 8/16/2077 (b)	100,000	87,469
5.35%, 1/31/2033	100,000	101,714
3 Month SOFR + 2.83%, 5.38%, 2/15/2078 (b)	255,000	211,035
6.13%, 10/15/2039	300,000	318,639
7.55%, 4/15/2038	150,000	172,915
Kinder Morgan Energy Partners LP:
4.25%, 9/1/2024	50,000	49,011
5.00%, 8/15/2042	150,000	127,149
5.00%, 3/1/2043	150,000	129,334
6.38%, 3/1/2041	304,000	305,243
6.50%, 9/1/2039	100,000	102,129
Series MTN, 6.95%, 1/15/2038	247,000	265,740
7.50%, 11/15/2040	100,000	111,241
7.75%, 3/15/2032	112,000	125,373
Kinder Morgan, Inc.:
1.75%, 11/15/2026	45,000	39,867
3.25%, 8/1/2050	35,000	22,549
3.60%, 2/15/2051	126,000	87,128
4.30%, 6/1/2025	395,000	385,540
5.20%, 6/1/2033 (a)	70,000	67,800
5.45%, 8/1/2052	110,000	100,447
5.55%, 6/1/2045	620,000	571,671
Series GMTN, 7.75%, 1/15/2032	300,000	338,739
Magellan Midstream Partners LP:
3.95%, 3/1/2050 (a)	396,000	282,950
4.25%, 9/15/2046	212,000	156,840
MPLX LP:
4.50%, 4/15/2038	220,000	189,592
4.70%, 4/15/2048	350,000	288,284
4.88%, 12/1/2024	189,000	186,373
4.88%, 6/1/2025	500,000	491,600
4.95%, 9/1/2032	50,000	47,755
5.00%, 3/1/2033	115,000	110,306
5.20%, 3/1/2047	480,000	421,757
5.20%, 12/1/2047	280,000	245,274
5.50%, 2/15/2049	91,000	82,924
ONEOK Partners LP:
4.90%, 3/15/2025	275,000	270,484
6.20%, 9/15/2043	125,000	120,750
6.85%, 10/15/2037	40,000	41,149
ONEOK, Inc.:
2.20%, 9/15/2025	153,000	141,559
3.40%, 9/1/2029 (a)	104,000	90,915

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.35%, 3/15/2029	$ 75,000	$ 69,788
4.50%, 3/15/2050	100,000	76,335
4.55%, 7/15/2028	125,000	118,574
4.95%, 7/13/2047	100,000	82,442
5.20%, 7/15/2048	269,000	230,272
5.85%, 1/15/2026	79,000	79,303
6.00%, 6/15/2035	50,000	49,725
7.15%, 1/15/2051	43,000	45,126
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	338,000	300,130
4.30%, 1/31/2043	100,000	74,724
4.65%, 10/15/2025	395,000	385,105
4.70%, 6/15/2044	165,000	128,883
5.15%, 6/1/2042	50,000	41,554
6.65%, 1/15/2037	50,000	50,646
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	200,000	189,678
4.50%, 5/15/2030	378,000	359,561
5.63%, 3/1/2025	276,000	275,078
5.88%, 6/30/2026	100,000	100,827
5.90%, 9/15/2037 (d)	150,000	151,272
Spectra Energy Partners LP 3.50%, 3/15/2025 (a)	55,000	52,960
Targa Resources Corp.:
4.20%, 2/1/2033	157,000	139,201
4.95%, 4/15/2052	100,000	82,652
6.13%, 3/15/2033	119,000	121,623
6.25%, 7/1/2052	200,000	196,472
6.50%, 2/15/2053	100,000	102,481
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	174,000	150,903
4.88%, 2/1/2031	109,000	100,727
5.50%, 3/1/2030	152,000	146,265
6.88%, 1/15/2029	225,000	229,480
Texas Eastern Transmission LP 7.00%, 7/15/2032	20,000	22,241
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031	85,000	68,769
4.10%, 4/15/2030	284,000	264,103
4.88%, 1/15/2026	326,000	322,287
6.10%, 6/1/2040	454,000	464,233
6.20%, 3/9/2026	100,000	100,077
6.20%, 10/15/2037	100,000	103,980
7.25%, 8/15/2038	325,000	362,463
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	156,000	138,717
4.00%, 3/15/2028	100,000	94,157
7.85%, 2/1/2026	275,000	288,238
Western Midstream Operating LP:
4.30%, 2/1/2030	300,000	270,033
Security Description	Principal Amount	Value
5.50%, 8/15/2048	$ 100,000	$ 83,745
5.50%, 2/1/2050	100,000	83,038
6.15%, 4/1/2033	455,000	458,044
Williams Cos., Inc.:
2.60%, 3/15/2031	175,000	145,141
3.50%, 11/15/2030	422,000	378,336
3.75%, 6/15/2027	100,000	94,441
4.85%, 3/1/2048	135,000	117,490
4.90%, 1/15/2045	150,000	131,211
5.10%, 9/15/2045	300,000	270,231
5.30%, 8/15/2052	176,000	162,622
5.40%, 3/2/2026	115,000	114,901
8.75%, 3/15/2032	275,000	326,540
		24,253,136
REAL ESTATE — 0.0% (c)
CBRE Services, Inc.:
2.50%, 4/1/2031	75,000	60,162
4.88%, 3/1/2026	75,000	72,830
5.95%, 8/15/2034	115,000	113,904
		246,896
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Agree LP:
2.00%, 6/15/2028	220,000	183,249
2.90%, 10/1/2030	90,000	75,049
4.80%, 10/1/2032 (a)	15,000	13,945
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	36,591
2.00%, 5/18/2032	125,000	94,567
2.95%, 3/15/2034	40,000	31,600
3.00%, 5/18/2051	150,000	92,338
3.45%, 4/30/2025	75,000	71,860
3.55%, 3/15/2052	370,000	253,065
4.00%, 2/1/2050	25,000	18,673
4.70%, 7/1/2030	100,000	95,039
4.75%, 4/15/2035	40,000	37,075
4.85%, 4/15/2049	50,000	42,088
5.15%, 4/15/2053	141,000	126,797
American Assets Trust LP 3.38%, 2/1/2031	140,000	109,663
American Homes 4 Rent LP 4.25%, 2/15/2028	66,000	62,171
American Tower Corp.:
1.30%, 9/15/2025	450,000	407,785
1.50%, 1/31/2028	49,000	41,168
1.60%, 4/15/2026 (a)	300,000	269,058
2.70%, 4/15/2031 (a)	200,000	166,250
2.75%, 1/15/2027	350,000	318,640
2.90%, 1/15/2030	50,000	43,194
2.95%, 1/15/2025	50,000	47,824
3.10%, 6/15/2050	150,000	98,214
3.60%, 1/15/2028	107,000	98,779
3.70%, 10/15/2049	175,000	125,664
3.80%, 8/15/2029	325,000	297,102

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.00%, 6/1/2025	$ 100,000	$ 96,614
4.05%, 3/15/2032	25,000	22,741
5.25%, 7/15/2028	145,000	143,636
5.50%, 3/15/2028	100,000	99,530
5.55%, 7/15/2033	100,000	100,720
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	144,000	122,082
Series MTN, 2.30%, 3/1/2030 (a)	100,000	83,846
Series MTN, 3.30%, 6/1/2029	590,000	535,519
5.00%, 2/15/2033	30,000	29,897
Boston Properties LP:
2.45%, 10/1/2033	799,000	577,381
2.55%, 4/1/2032	350,000	263,798
3.20%, 1/15/2025	150,000	142,275
3.25%, 1/30/2031	225,000	183,121
6.50%, 1/15/2034 (a)	75,000	75,485
Brandywine Operating Partnership LP 3.95%, 11/15/2027	250,000	198,350
Brixmor Operating Partnership LP:
2.50%, 8/16/2031	25,000	19,467
4.13%, 5/15/2029	175,000	156,123
Broadstone Net Lease LLC 2.60%, 9/15/2031	125,000	89,849
Camden Property Trust:
2.80%, 5/15/2030	100,000	87,059
3.15%, 7/1/2029	300,000	266,157
Corporate Office Properties LP:
2.00%, 1/15/2029	191,000	145,935
2.90%, 12/1/2033	65,000	45,268
Crown Castle, Inc.:
REIT, 1.35%, 7/15/2025	275,000	251,787
2.25%, 1/15/2031	123,000	100,341
2.90%, 3/15/2027	150,000	137,313
2.90%, 4/1/2041	100,000	70,051
3.25%, 1/15/2051	400,000	273,572
3.30%, 7/1/2030	50,000	44,273
3.65%, 9/1/2027	249,000	232,768
3.80%, 2/15/2028	478,000	446,361
4.45%, 2/15/2026	100,000	97,507
4.75%, 5/15/2047	87,000	74,607
5.00%, 1/11/2028	135,000	132,943
CubeSmart LP 2.50%, 2/15/2032	275,000	218,408
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	275,000	244,750
3.70%, 8/15/2027	71,000	65,537
4.45%, 7/15/2028 (a)	30,000	28,178
5.55%, 1/15/2028 (a)	170,000	167,953
EPR Properties:
3.60%, 11/15/2031	100,000	78,082
4.50%, 4/1/2025	100,000	94,560
4.50%, 6/1/2027	100,000	89,847
Security Description	Principal Amount	Value
4.75%, 12/15/2026	$ 50,000	$ 45,606
Equinix, Inc.:
1.00%, 9/15/2025 (a)	479,000	432,915
1.25%, 7/15/2025	150,000	136,978
1.45%, 5/15/2026	25,000	22,350
2.50%, 5/15/2031	75,000	61,059
2.63%, 11/18/2024	200,000	191,256
2.90%, 11/18/2026	45,000	41,285
2.95%, 9/15/2051	75,000	47,614
3.00%, 7/15/2050	50,000	32,559
ERP Operating LP:
2.50%, 2/15/2030	100,000	85,193
3.00%, 7/1/2029	135,000	119,021
3.25%, 8/1/2027	100,000	92,053
3.38%, 6/1/2025	100,000	96,107
4.50%, 6/1/2045	100,000	83,785
Essex Portfolio LP:
2.65%, 3/15/2032 (a)	50,000	40,258
2.65%, 9/1/2050	20,000	11,282
3.50%, 4/1/2025	25,000	24,045
4.00%, 3/1/2029	108,000	99,752
Extra Space Storage LP:
2.35%, 3/15/2032	300,000	234,789
5.70%, 4/1/2028	135,000	134,912
Federal Realty OP LP:
4.50%, 12/1/2044	100,000	78,449
5.38%, 5/1/2028	200,000	196,708
GLP Capital LP/GLP Financing II, Inc.:
3.35%, 9/1/2024	50,000	48,267
4.00%, 1/15/2030	150,000	130,018
5.25%, 6/1/2025	205,000	200,808
5.30%, 1/15/2029	75,000	71,456
5.38%, 4/15/2026	232,000	227,237
5.75%, 6/1/2028	50,000	48,846
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	195,000	149,672
3.50%, 8/1/2026	145,000	133,541
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	160,750
3.25%, 7/15/2026	100,000	93,212
3.50%, 7/15/2029	110,000	98,633
5.25%, 12/15/2032	300,000	292,998
Highwoods Realty LP:
2.60%, 2/1/2031	50,000	36,665
3.05%, 2/15/2030	200,000	155,340
4.13%, 3/15/2028	120,000	105,133
4.20%, 4/15/2029	100,000	84,888
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	20,000	15,796
Series H, 3.38%, 12/15/2029	263,000	225,133
Hudson Pacific Properties LP:
3.25%, 1/15/2030	125,000	79,031
3.95%, 11/1/2027 (a)	45,000	32,864

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	$ 25,000	$ 18,982
Kilroy Realty LP:
2.65%, 11/15/2033	44,000	29,996
3.05%, 2/15/2030	140,000	109,687
4.25%, 8/15/2029 (a)	275,000	233,687
4.38%, 10/1/2025	100,000	93,595
Kimco Realty OP LLC:
3.20%, 4/1/2032	50,000	41,488
3.30%, 2/1/2025	275,000	263,079
4.13%, 12/1/2046	50,000	37,132
4.25%, 4/1/2045	100,000	75,906
Kite Realty Group LP 4.00%, 10/1/2026	100,000	90,768
Life Storage LP 2.40%, 10/15/2031	120,000	95,078
LXP Industrial Trust 2.38%, 10/1/2031	131,000	99,576
Mid-America Apartments LP:
1.10%, 9/15/2026	200,000	174,598
2.88%, 9/15/2051	25,000	16,222
3.95%, 3/15/2029	125,000	117,996
NNN REIT, Inc.:
3.00%, 4/15/2052	35,000	21,147
3.10%, 4/15/2050	125,000	76,740
3.50%, 4/15/2051	25,000	16,883
4.30%, 10/15/2028	300,000	279,783
4.80%, 10/15/2048	100,000	82,869
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	100,000	74,472
3.38%, 2/1/2031	50,000	39,690
3.63%, 10/1/2029	106,000	87,041
4.50%, 4/1/2027	54,000	50,299
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	80,000	59,475
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	100,000	67,411
3.15%, 8/15/2030	45,000	32,888
Prologis LP:
2.25%, 4/15/2030	595,000	505,601
2.25%, 1/15/2032	25,000	20,205
2.88%, 11/15/2029	100,000	87,771
3.88%, 9/15/2028	256,000	242,258
4.75%, 6/15/2033	150,000	146,575
5.13%, 1/15/2034	110,000	109,167
Public Storage:
0.88%, 2/15/2026	100,000	89,678
1.85%, 5/1/2028	198,000	172,048
3.39%, 5/1/2029	186,000	171,832
Rayonier LP 2.75%, 5/17/2031	55,000	44,294
Security Description	Principal Amount	Value
Realty Income Corp.:
3.00%, 1/15/2027	$ 200,000	$ 184,780
3.25%, 6/15/2029	100,000	89,410
3.40%, 1/15/2028	225,000	207,513
3.88%, 4/15/2025	50,000	48,424
3.95%, 8/15/2027	50,000	47,532
4.70%, 12/15/2028	140,000	135,822
4.85%, 3/15/2030	65,000	62,984
4.88%, 6/1/2026	200,000	197,970
4.90%, 7/15/2033	200,000	191,528
5.63%, 10/13/2032	50,000	50,693
Regency Centers LP:
2.95%, 9/15/2029	100,000	85,755
4.40%, 2/1/2047	80,000	64,398
4.65%, 3/15/2049	50,000	41,925
Rexford Industrial Realty LP 5.00%, 6/15/2028 (a)	100,000	97,359
Sabra Health Care LP:
3.20%, 12/1/2031	50,000	37,236
5.13%, 8/15/2026	200,000	188,816
Safehold GL Holdings LLC 2.80%, 6/15/2031	100,000	77,711
Simon Property Group LP:
1.75%, 2/1/2028	50,000	42,853
2.20%, 2/1/2031	100,000	80,294
2.25%, 1/15/2032	200,000	156,320
2.45%, 9/13/2029	250,000	211,030
2.65%, 2/1/2032	25,000	20,330
3.25%, 9/13/2049	130,000	87,286
3.30%, 1/15/2026	100,000	95,202
3.38%, 10/1/2024	200,000	194,122
3.38%, 12/1/2027	50,000	46,286
3.50%, 9/1/2025	200,000	191,752
3.80%, 7/15/2050	254,000	187,904
4.75%, 3/15/2042	130,000	113,641
5.50%, 3/8/2033	200,000	198,604
6.75%, 2/1/2040	100,000	108,782
SITE Centers Corp. 4.70%, 6/1/2027	135,000	124,270
Spirit Realty LP:
2.70%, 2/15/2032	50,000	38,200
3.40%, 1/15/2030	56,000	47,751
4.00%, 7/15/2029	190,000	168,285
STORE Capital Corp.:
2.70%, 12/1/2031	250,000	172,605
4.50%, 3/15/2028	100,000	87,570
Sun Communities Operating LP:
2.70%, 7/15/2031	100,000	79,044
4.20%, 4/15/2032 (a)	90,000	78,684
5.70%, 1/15/2033	200,000	195,686
Tanger Properties LP 2.75%, 9/1/2031	100,000	72,474
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	142,000	107,978

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
Series MTN, 2.10%, 6/15/2033	$ 100,000	$ 74,013
Series MTN, 3.20%, 1/15/2030	200,000	177,046
Ventas Realty LP:
2.65%, 1/15/2025	88,000	82,878
3.25%, 10/15/2026	40,000	36,670
3.50%, 2/1/2025	250,000	239,435
4.38%, 2/1/2045	31,000	24,902
4.40%, 1/15/2029 (a)	25,000	23,346
4.75%, 11/15/2030 (a)	73,000	69,170
4.88%, 4/15/2049	250,000	213,185
5.70%, 9/30/2043	100,000	93,653
VICI Properties LP:
4.38%, 5/15/2025	70,000	67,715
4.75%, 2/15/2028	100,000	94,743
4.95%, 2/15/2030	160,000	150,037
5.13%, 5/15/2032	340,000	317,835
5.63%, 5/15/2052	30,000	27,149
Vornado Realty LP:
2.15%, 6/1/2026	115,000	97,412
3.40%, 6/1/2031	90,000	64,896
3.50%, 1/15/2025	100,000	94,174
Welltower OP LLC:
2.05%, 1/15/2029 (a)	124,000	103,342
2.80%, 6/1/2031	274,000	227,058
4.00%, 6/1/2025	50,000	48,321
4.13%, 3/15/2029	90,000	83,479
4.25%, 4/15/2028	150,000	141,342
4.95%, 9/1/2048	64,000	57,190
6.50%, 3/15/2041	307,000	316,333
Weyerhaeuser Co.:
4.00%, 4/15/2030	211,000	194,217
4.75%, 5/15/2026	250,000	245,562
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	75,313
2.40%, 2/1/2031	50,000	40,134
2.45%, 2/1/2032	60,000	47,245
4.00%, 2/1/2025	50,000	48,537
		26,558,461
RETAIL — 2.7%
Advance Auto Parts, Inc.:
3.90%, 4/15/2030 (a)	125,000	107,319
5.95%, 3/9/2028	55,000	54,242
AutoNation, Inc.:
3.85%, 3/1/2032 (a)	135,000	114,707
4.75%, 6/1/2030 (a)	203,000	190,016
AutoZone, Inc.:
3.13%, 4/21/2026	200,000	189,114
3.63%, 4/15/2025	142,000	137,330
4.00%, 4/15/2030	125,000	116,149
4.75%, 8/1/2032	35,000	33,806
Best Buy Co., Inc. 4.45%, 10/1/2028	202,000	195,589
Security Description	Principal Amount	Value
Costco Wholesale Corp.:
1.38%, 6/20/2027	$ 270,000	$ 238,561
1.60%, 4/20/2030	500,000	416,285
Darden Restaurants, Inc. 4.55%, 2/15/2048	50,000	41,990
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (a)	75,000	61,472
4.10%, 1/15/2052	200,000	138,954
Dollar General Corp.:
3.50%, 4/3/2030	132,000	118,228
5.00%, 11/1/2032	101,000	98,198
5.20%, 7/5/2028	140,000	138,568
5.45%, 7/5/2033	250,000	247,795
Dollar Tree, Inc.:
3.38%, 12/1/2051	100,000	67,433
4.00%, 5/15/2025	254,000	246,093
Genuine Parts Co.:
1.75%, 2/1/2025	100,000	93,662
1.88%, 11/1/2030	97,000	75,864
2.75%, 2/1/2032	95,000	78,023
Home Depot, Inc.:
0.90%, 3/15/2028	93,000	78,457
1.88%, 9/15/2031	40,000	32,538
2.50%, 4/15/2027	100,000	92,855
2.70%, 4/15/2030	200,000	177,712
2.95%, 6/15/2029	697,000	634,730
3.13%, 12/15/2049	310,000	226,945
3.25%, 4/15/2032	132,000	118,618
3.30%, 4/15/2040	100,000	81,212
3.35%, 9/15/2025	100,000	96,584
3.35%, 4/15/2050	157,000	119,851
3.63%, 4/15/2052 (a)	436,000	347,248
3.90%, 12/6/2028	175,000	169,374
3.90%, 6/15/2047	395,000	335,714
4.00%, 9/15/2025	100,000	98,071
4.25%, 4/1/2046	125,000	110,842
4.40%, 3/15/2045	108,000	98,486
4.50%, 9/15/2032 (a)	60,000	59,257
4.88%, 2/15/2044	200,000	194,760
4.95%, 9/15/2052 (a)	340,000	337,477
5.88%, 12/16/2036	183,000	199,368
5.95%, 4/1/2041	215,000	236,541
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	250,000	211,465
1.70%, 9/15/2028	50,000	42,514
1.70%, 10/15/2030	45,000	36,072
2.63%, 4/1/2031	100,000	84,361
3.35%, 4/1/2027	100,000	94,476
3.38%, 9/15/2025	300,000	287,619
3.65%, 4/5/2029	100,000	92,603
3.70%, 4/15/2046	500,000	381,755
3.75%, 4/1/2032	200,000	180,836
4.00%, 4/15/2025	65,000	63,270
4.05%, 5/3/2047	150,000	120,586
4.40%, 9/8/2025	30,000	29,411

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.45%, 4/1/2062	$ 25,000	$ 20,137
4.50%, 4/15/2030	551,000	535,875
4.80%, 4/1/2026	80,000	79,212
5.00%, 4/15/2033 (a)	85,000	84,080
5.15%, 7/1/2033 (a)	200,000	199,598
5.63%, 4/15/2053 (a)	200,000	199,696
5.75%, 7/1/2053 (a)	105,000	106,705
5.80%, 9/15/2062	297,000	294,639
5.85%, 4/1/2063	55,000	54,837
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	92,000	78,320
Class MTN, 3.30%, 7/1/2025	100,000	96,445
Series MTN, 3.63%, 9/1/2049	50,000	39,453
Series MTN, 3.80%, 4/1/2028	50,000	47,924
Series MTN, 4.20%, 4/1/2050	39,000	33,735
Series MTN, 4.45%, 9/1/2048	171,000	153,674
4.60%, 9/9/2032 (a)	70,000	69,334
Series MTN, 4.60%, 5/26/2045	100,000	91,115
Series MTN, 4.88%, 7/15/2040	220,000	209,682
Series MTN, 4.88%, 12/9/2045	465,000	444,493
Series MTN, 5.70%, 2/1/2039	176,000	182,019
Series I, 6.30%, 3/1/2038	466,000	514,101
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029	180,000	169,128
4.70%, 6/15/2032	25,000	24,075
Starbucks Corp.:
2.25%, 3/12/2030	125,000	105,782
2.55%, 11/15/2030	338,000	288,348
3.00%, 2/14/2032	245,000	212,707
3.55%, 8/15/2029 (a)	250,000	233,487
4.45%, 8/15/2049	100,000	88,536
4.50%, 11/15/2048	100,000	89,423
4.75%, 2/15/2026	130,000	128,722
4.80%, 2/15/2033	105,000	103,809
Target Corp.:
2.25%, 4/15/2025	125,000	119,210
2.35%, 2/15/2030	150,000	129,922
2.65%, 9/15/2030	325,000	283,744
2.95%, 1/15/2052	250,000	174,742
3.38%, 4/15/2029 (a)	254,000	238,140
4.00%, 7/1/2042	160,000	143,731
4.40%, 1/15/2033 (a)	35,000	34,023
4.50%, 9/15/2032 (a)	150,000	146,449
4.80%, 1/15/2053	35,000	33,479
7.00%, 1/15/2038	100,000	120,491
TJX Cos., Inc.:
2.25%, 9/15/2026	119,000	109,801
Security Description	Principal Amount	Value
3.88%, 4/15/2030	$ 45,000	$ 42,966
Tractor Supply Co. 5.25%, 5/15/2033	60,000	59,479
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	175,000	148,729
4.10%, 4/15/2050 (a)	250,000	178,012
Walmart, Inc.:
1.50%, 9/22/2028 (a)	200,000	173,638
1.80%, 9/22/2031	55,000	45,673
2.38%, 9/24/2029 (a)	75,000	66,396
2.50%, 9/22/2041	171,000	127,390
2.65%, 12/15/2024	100,000	96,397
2.65%, 9/22/2051	225,000	160,024
3.25%, 7/8/2029	519,000	486,755
3.55%, 6/26/2025	50,000	48,718
3.70%, 6/26/2028	50,000	48,389
3.90%, 9/9/2025 (a)	160,000	156,754
3.95%, 9/9/2027	90,000	88,358
4.00%, 4/15/2026	300,000	294,753
4.00%, 4/15/2030	100,000	97,255
4.05%, 6/29/2048	375,000	346,567
4.10%, 4/15/2033	135,000	131,078
4.15%, 9/9/2032 (a)	95,000	93,643
4.50%, 9/9/2052 (a)	100,000	97,602
4.50%, 4/15/2053	125,000	121,894
5.25%, 9/1/2035	375,000	400,031
5.63%, 4/1/2040	280,000	305,385
7.55%, 2/15/2030	133,000	155,283
		19,154,998
SEMICONDUCTORS — 2.7%
Analog Devices, Inc.:
1.70%, 10/1/2028	145,000	124,587
2.10%, 10/1/2031	160,000	132,443
2.80%, 10/1/2041	170,000	126,337
2.95%, 10/1/2051	55,000	38,931
3.50%, 12/5/2026	150,000	144,496
Applied Materials, Inc.:
1.75%, 6/1/2030	459,000	383,421
3.30%, 4/1/2027 (a)	50,000	47,725
4.35%, 4/1/2047	210,000	196,541
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	200,000	184,756
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	50,000	43,265
2.45%, 2/15/2031 (d)	725,000	588,910
2.60%, 2/15/2033 (d)	100,000	77,953
3.14%, 11/15/2035 (d)	458,000	351,048
3.15%, 11/15/2025	300,000	285,090
3.42%, 4/15/2033 (d)	500,000	418,590
3.47%, 4/15/2034 (d)	206,000	168,842
3.50%, 2/15/2041 (d)	135,000	101,057
3.63%, 10/15/2024	51,000	49,579
3.75%, 2/15/2051 (d)	125,000	92,286
4.00%, 4/15/2029 (d)	50,000	46,242

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.11%, 9/15/2028	$ 360,000	$ 340,607
4.15%, 11/15/2030	550,000	505,433
4.15%, 4/15/2032 (d)	67,000	60,669
4.30%, 11/15/2032	200,000	183,252
4.75%, 4/15/2029	200,000	193,640
5.00%, 4/15/2030	100,000	98,079
Intel Corp.:
1.60%, 8/12/2028 (a)	275,000	236,899
2.45%, 11/15/2029	750,000	650,092
3.05%, 8/12/2051	291,000	195,075
3.10%, 2/15/2060	100,000	64,005
3.15%, 5/11/2027	160,000	150,042
3.20%, 8/12/2061	100,000	65,009
3.25%, 11/15/2049	225,000	158,256
3.40%, 3/25/2025	300,000	290,889
3.70%, 7/29/2025	263,000	255,518
3.73%, 12/8/2047	500,000	388,820
3.75%, 3/25/2027	150,000	144,292
3.75%, 8/5/2027	50,000	47,830
3.90%, 3/25/2030	100,000	94,256
4.10%, 5/19/2046	250,000	210,325
4.15%, 8/5/2032 (a)	126,000	120,109
4.25%, 12/15/2042	200,000	173,940
4.60%, 3/25/2040	50,000	46,716
4.75%, 3/25/2050	710,000	642,010
4.88%, 2/10/2028	150,000	149,466
4.90%, 8/5/2052	40,000	36,884
5.05%, 8/5/2062	50,000	46,074
5.13%, 2/10/2030	75,000	75,473
5.20%, 2/10/2033 (a)	195,000	196,817
5.63%, 2/10/2043	100,000	101,625
5.70%, 2/10/2053	270,000	275,033
5.90%, 2/10/2063	100,000	103,130
KLA Corp.:
4.10%, 3/15/2029	400,000	384,964
4.65%, 11/1/2024	39,000	38,452
4.65%, 7/15/2032 (a)	60,000	59,789
4.95%, 7/15/2052	37,000	36,421
Lam Research Corp.:
1.90%, 6/15/2030	118,000	98,222
2.88%, 6/15/2050	50,000	34,904
3.13%, 6/15/2060	100,000	67,800
3.75%, 3/15/2026 (a)	123,000	119,378
4.00%, 3/15/2029 (a)	400,000	386,164
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	56,751
2.95%, 4/15/2031	100,000	83,759
4.88%, 6/22/2028 (a)	60,000	58,271
Microchip Technology, Inc. 4.25%, 9/1/2025	100,000	96,903
Micron Technology, Inc.:
4.66%, 2/15/2030	180,000	169,767
4.98%, 2/6/2026	100,000	98,474
5.33%, 2/6/2029	200,000	197,068
5.38%, 4/15/2028	250,000	247,670
Security Description	Principal Amount	Value
5.88%, 9/15/2033	$ 100,000	$ 99,122
6.75%, 11/1/2029	305,000	317,035
NVIDIA Corp.:
2.00%, 6/15/2031 (a)	100,000	83,820
3.50%, 4/1/2040	756,000	647,431
3.50%, 4/1/2050	85,000	69,045
3.70%, 4/1/2060 (a)	231,000	190,182
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	200,000	201,562
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	355,000	289,353
2.65%, 2/15/2032	97,000	78,426
2.70%, 5/1/2025	50,000	47,402
3.13%, 2/15/2042	100,000	70,019
3.25%, 5/11/2041	50,000	36,331
3.88%, 6/18/2026	100,000	96,120
4.30%, 6/18/2029	325,000	306,108
Qorvo, Inc.:
1.75%, 12/15/2024 (d)	465,000	432,562
4.38%, 10/15/2029	214,000	193,527
QUALCOMM, Inc.:
2.15%, 5/20/2030	150,000	128,905
3.25%, 5/20/2027	250,000	237,007
3.45%, 5/20/2025	100,000	97,035
4.25%, 5/20/2032	50,000	48,724
4.30%, 5/20/2047	200,000	181,084
4.50%, 5/20/2052 (a)	480,000	436,814
4.65%, 5/20/2035	250,000	249,850
4.80%, 5/20/2045	135,000	130,527
5.40%, 5/20/2033 (a)	100,000	105,254
6.00%, 5/20/2053	200,000	223,632
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	310,000	277,407
3.00%, 6/1/2031	75,000	60,677
Texas Instruments, Inc.:
1.38%, 3/12/2025 (a)	140,000	131,526
2.25%, 9/4/2029	100,000	87,297
3.88%, 3/15/2039	100,000	89,681
4.15%, 5/15/2048	325,000	295,210
4.60%, 2/15/2028 (a)	90,000	90,185
4.90%, 3/14/2033	310,000	317,375
5.00%, 3/14/2053	100,000	101,499
TSMC Arizona Corp.:
1.75%, 10/25/2026	193,000	171,784
2.50%, 10/25/2031	100,000	83,746
3.25%, 10/25/2051 (a)	75,000	57,651
3.88%, 4/22/2027	200,000	192,274
Xilinx, Inc. 2.38%, 6/1/2030	150,000	129,498
		19,219,808
SHIPBUILDING — 0.0% (c)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	84,122

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.84%, 5/1/2025	$ 50,000	$ 48,116
Series WI, 4.20%, 5/1/2030	111,000	102,848
		235,086
SOFTWARE — 2.3%
Activision Blizzard, Inc. 4.50%, 6/15/2047	130,000	119,726
Adobe, Inc. 3.25%, 2/1/2025	276,000	267,955
Autodesk, Inc. 2.85%, 1/15/2030	113,000	98,859
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	185,000	158,428
Electronic Arts, Inc. 1.85%, 2/15/2031 (a)	60,000	48,515
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	375,000	334,725
1.65%, 3/1/2028	100,000	84,536
2.25%, 3/1/2031	63,000	50,393
3.10%, 3/1/2041	60,000	41,330
4.70%, 7/15/2027	100,000	97,498
5.10%, 7/15/2032 (a)	300,000	290,676
5.63%, 7/15/2052	100,000	94,409
Fiserv, Inc.:
2.75%, 7/1/2024	189,000	183,396
3.50%, 7/1/2029	497,000	454,815
4.20%, 10/1/2028	237,000	227,093
4.40%, 7/1/2049	200,000	168,244
5.45%, 3/2/2028	180,000	180,905
Intuit, Inc. 1.35%, 7/15/2027 (a)	200,000	175,314
Microsoft Corp.:
2.53%, 6/1/2050	664,000	459,349
2.68%, 6/1/2060	407,000	272,600
2.70%, 2/12/2025 (a)	100,000	96,493
2.92%, 3/17/2052	515,000	382,738
3.04%, 3/17/2062	722,000	527,067
3.30%, 2/6/2027	800,000	769,552
3.45%, 8/8/2036	100,000	91,173
3.50%, 2/12/2035 (a)	150,000	140,367
3.50%, 11/15/2042	47,000	40,686
3.70%, 8/8/2046	475,000	415,658
4.20%, 11/3/2035	150,000	148,524
4.25%, 2/6/2047 (a)	50,000	48,551
4.45%, 11/3/2045	100,000	98,595
4.50%, 2/6/2057	200,000	200,820
Oracle Corp.:
2.30%, 3/25/2028	505,000	445,511
2.50%, 4/1/2025	734,000	696,676
2.65%, 7/15/2026	32,000	29,630
2.88%, 3/25/2031	364,000	310,223
2.95%, 5/15/2025	427,000	407,465
2.95%, 4/1/2030	450,000	392,832
3.25%, 11/15/2027	188,000	174,458
Security Description	Principal Amount	Value
3.60%, 4/1/2040	$ 300,000	$ 232,137
3.60%, 4/1/2050	658,000	469,845
3.65%, 3/25/2041	578,000	445,205
3.80%, 11/15/2037	100,000	81,770
3.85%, 7/15/2036	391,000	326,927
3.85%, 4/1/2060	188,000	131,880
3.90%, 5/15/2035	150,000	129,308
4.00%, 7/15/2046	1,179,000	906,309
4.00%, 11/15/2047	50,000	38,519
4.10%, 3/25/2061	295,000	217,076
4.13%, 5/15/2045	164,000	128,753
4.30%, 7/8/2034	250,000	227,063
4.38%, 5/15/2055	175,000	140,670
4.50%, 5/6/2028 (a)	90,000	87,585
4.90%, 2/6/2033	90,000	87,370
5.38%, 7/15/2040	500,000	477,215
5.55%, 2/6/2053	215,000	208,309
6.13%, 7/8/2039	358,000	368,532
6.15%, 11/9/2029	60,000	62,501
6.50%, 4/15/2038 (a)	150,000	160,158
6.90%, 11/9/2052	50,000	56,029
Roper Technologies, Inc.:
1.00%, 9/15/2025	25,000	22,732
1.75%, 2/15/2031	177,000	140,501
2.95%, 9/15/2029	220,000	194,671
3.80%, 12/15/2026	50,000	47,844
4.20%, 9/15/2028	50,000	48,069
Salesforce, Inc.:
1.50%, 7/15/2028	250,000	215,300
1.95%, 7/15/2031 (a)	80,000	66,043
2.70%, 7/15/2041	150,000	109,899
2.90%, 7/15/2051	274,000	192,860
3.05%, 7/15/2061 (a)	150,000	102,093
3.70%, 4/11/2028	201,000	193,883
Take-Two Interactive Software, Inc.:
3.55%, 4/14/2025	100,000	96,462
3.70%, 4/14/2027	70,000	66,315
4.95%, 3/28/2028 (a)	200,000	197,768
VMware, Inc.:
1.00%, 8/15/2024	415,000	392,959
1.40%, 8/15/2026	40,000	35,293
1.80%, 8/15/2028	41,000	34,438
2.20%, 8/15/2031	115,000	90,368
3.90%, 8/21/2027	100,000	94,930
4.50%, 5/15/2025	50,000	48,946
4.65%, 5/15/2027	51,000	49,555
Workday, Inc. 3.80%, 4/1/2032 (a)	100,000	89,987
		16,739,862
TELECOMMUNICATIONS — 4.3%
America Movil SAB de CV:
2.88%, 5/7/2030	105,000	91,325
3.63%, 4/22/2029	277,000	253,760
4.38%, 7/16/2042	275,000	241,838

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.13%, 3/30/2040	$ 452,000	$ 481,267
AT&T, Inc.:
1.70%, 3/25/2026	550,000	501,083
2.25%, 2/1/2032 (a)	50,000	39,745
2.30%, 6/1/2027	25,000	22,496
2.55%, 12/1/2033	300,000	234,777
3.50%, 6/1/2041	130,000	99,879
3.50%, 9/15/2053	925,000	654,863
3.50%, 2/1/2061 (a)	175,000	121,511
3.55%, 9/15/2055	700,000	490,056
3.65%, 6/1/2051	275,000	201,770
3.65%, 9/15/2059	25,000	17,391
3.80%, 12/1/2057	751,000	543,221
3.85%, 6/1/2060	514,000	372,845
4.10%, 2/15/2028	200,000	191,562
4.30%, 2/15/2030	1,222,000	1,160,301
4.30%, 12/15/2042 (a)	275,000	233,508
4.35%, 3/1/2029	1,144,000	1,098,480
4.35%, 6/15/2045	375,000	314,186
4.50%, 3/9/2048	100,000	84,627
4.55%, 3/9/2049	388,000	329,067
4.75%, 5/15/2046	275,000	242,877
4.85%, 3/1/2039 (a)	310,000	285,612
5.15%, 3/15/2042	50,000	46,619
5.15%, 11/15/2046	200,000	186,164
5.40%, 2/15/2034	380,000	380,946
5.54%, 2/20/2026	150,000	150,033
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	35,000	26,439
Series US-4, 3.65%, 3/17/2051 (a)	60,000	45,655
4.46%, 4/1/2048 (a)	125,000	108,356
5.10%, 5/11/2033	300,000	296,505
British Telecommunications PLC:
5.13%, 12/4/2028	100,000	98,098
9.63%, 12/15/2030	350,000	429,478
Cisco Systems, Inc.:
2.95%, 2/28/2026	100,000	95,999
5.50%, 1/15/2040	387,000	410,975
5.90%, 2/15/2039	300,000	331,995
Corning, Inc.:
4.38%, 11/15/2057	185,000	150,423
5.45%, 11/15/2079	448,000	406,972
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	215,000	257,546
9.25%, 6/1/2032 (a)	100,000	127,175
Juniper Networks, Inc. 3.75%, 8/15/2029	25,000	22,558
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	115,377
Motorola Solutions, Inc.:
4.60%, 5/23/2029	300,000	290,292
5.50%, 9/1/2044	152,000	144,424
Security Description	Principal Amount	Value
5.60%, 6/1/2032	$ 151,000	$ 149,987
Nokia Oyj 4.38%, 6/12/2027	110,000	103,561
Rogers Communications, Inc.:
2.95%, 3/15/2025 (d)	100,000	95,065
3.20%, 3/15/2027 (d)	197,000	183,094
3.63%, 12/15/2025	425,000	401,888
4.30%, 2/15/2048	55,000	43,064
4.35%, 5/1/2049	83,000	65,952
4.50%, 3/15/2042 (d)	140,000	116,166
4.50%, 3/15/2043	50,000	41,445
4.55%, 3/15/2052 (d)	200,000	161,718
5.00%, 3/15/2044	85,000	75,258
5.45%, 10/1/2043	200,000	184,418
7.50%, 8/15/2038	85,000	93,768
Sprint Capital Corp.:
6.88%, 11/15/2028 (a)	150,000	159,052
8.75%, 3/15/2032	500,000	604,330
Telefonica Emisiones SA:
4.10%, 3/8/2027 (a)	62,000	59,477
4.67%, 3/6/2038	250,000	212,042
5.21%, 3/8/2047	550,000	478,725
5.52%, 3/1/2049	50,000	45,079
Telefonica Europe BV 8.25%, 9/15/2030	300,000	346,428
TELUS Corp.:
2.80%, 2/16/2027	68,000	62,878
3.40%, 5/13/2032	50,000	42,805
T-Mobile USA, Inc.:
2.05%, 2/15/2028	197,000	171,118
2.25%, 2/15/2026	200,000	184,224
2.25%, 11/15/2031	100,000	80,015
2.63%, 4/15/2026	200,000	185,458
3.00%, 2/15/2041	180,000	131,434
3.30%, 2/15/2051	200,000	140,422
3.50%, 4/15/2025 (a)	527,000	507,074
3.75%, 4/15/2027	250,000	236,835
3.88%, 4/15/2030	925,000	852,674
4.38%, 4/15/2040	576,000	509,898
4.50%, 4/15/2050	546,000	469,107
4.75%, 2/1/2028	300,000	291,606
4.80%, 7/15/2028 (a)	165,000	161,956
4.95%, 3/15/2028	45,000	44,324
5.05%, 7/15/2033	420,000	412,398
5.20%, 1/15/2033 (a)	1,000,000	993,700
5.65%, 1/15/2053	210,000	213,188
5.75%, 1/15/2054	75,000	77,194
5.80%, 9/15/2062	115,000	116,700
Verizon Communications, Inc.:
0.85%, 11/20/2025	300,000	270,756
1.45%, 3/20/2026	244,000	221,215
1.50%, 9/18/2030 (a)	180,000	141,912
1.68%, 10/30/2030	50,000	39,536
1.75%, 1/20/2031	100,000	78,844
2.10%, 3/22/2028	525,000	461,270

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.36%, 3/15/2032	$ 100,000	$ 80,437
2.55%, 3/21/2031	700,000	584,626
2.63%, 8/15/2026	100,000	92,978
2.65%, 11/20/2040	173,000	120,268
2.85%, 9/3/2041	125,000	88,939
2.99%, 10/30/2056	339,000	215,414
3.00%, 11/20/2060	273,000	170,903
3.15%, 3/22/2030	91,000	80,946
3.40%, 3/22/2041	275,000	212,124
3.55%, 3/22/2051	692,000	516,772
3.70%, 3/22/2061	795,000	578,219
3.88%, 2/8/2029 (a)	300,000	281,808
3.88%, 3/1/2052	250,000	196,167
4.00%, 3/22/2050	500,000	406,155
4.13%, 3/16/2027	378,000	367,246
4.13%, 8/15/2046	175,000	144,183
4.27%, 1/15/2036	300,000	270,960
4.33%, 9/21/2028	338,000	325,683
4.40%, 11/1/2034	150,000	138,362
4.50%, 8/10/2033	450,000	424,368
4.67%, 3/15/2055	35,000	31,137
4.81%, 3/15/2039	100,000	93,573
4.86%, 8/21/2046	319,000	292,312
5.05%, 5/9/2033 (a)	490,000	484,336
6.55%, 9/15/2043	190,000	211,483
7.75%, 12/1/2030	100,000	116,245
Vodafone Group PLC:
4.88%, 6/19/2049	100,000	88,678
5.63%, 2/10/2053 (a)	500,000	490,590
5.75%, 2/10/2063	200,000	193,838
6.15%, 2/27/2037	545,000	570,882
		31,018,766
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	100,000	96,124
3.90%, 11/19/2029 (a)	357,000	323,328
6.35%, 3/15/2040	94,000	96,006
		515,458
TRANSPORTATION — 2.0%
Burlington Northern Santa Fe LLC:
3.30%, 9/15/2051	75,000	56,002
3.40%, 9/1/2024	278,000	271,284
3.55%, 2/15/2050	34,000	26,978
3.65%, 9/1/2025	25,000	24,251
3.90%, 8/1/2046	50,000	41,318
4.05%, 6/15/2048	215,000	184,029
4.13%, 6/15/2047	100,000	86,823
4.15%, 12/15/2048	99,000	86,253
4.38%, 9/1/2042	100,000	90,440
4.40%, 3/15/2042	250,000	226,740
4.45%, 1/15/2053	145,000	132,903
4.55%, 9/1/2044	120,000	110,334
4.70%, 9/1/2045	50,000	46,538
Security Description	Principal Amount	Value
4.95%, 9/15/2041	$ 50,000	$ 48,831
5.05%, 3/1/2041	50,000	49,271
5.15%, 9/1/2043	125,000	124,084
5.20%, 4/15/2054	205,000	209,170
5.40%, 6/1/2041	100,000	102,260
5.75%, 5/1/2040	104,000	110,049
Canadian National Railway Co.:
2.45%, 5/1/2050	175,000	111,792
2.75%, 3/1/2026	150,000	141,306
3.20%, 8/2/2046	121,000	89,835
3.65%, 2/3/2048	275,000	223,413
3.85%, 8/5/2032	100,000	93,111
4.40%, 8/5/2052	50,000	45,886
6.20%, 6/1/2036	50,000	55,054
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	478,000	449,363
1.75%, 12/2/2026	40,000	35,965
2.45%, 12/2/2031 (a)	135,000	118,596
2.90%, 2/1/2025	100,000	95,990
3.10%, 12/2/2051	200,000	141,966
3.50%, 5/1/2050	50,000	38,556
4.20%, 11/15/2069	120,000	94,067
4.70%, 5/1/2048	160,000	145,286
6.13%, 9/15/2115	45,000	46,700
7.13%, 10/15/2031	200,000	226,056
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	150,000	143,832
CSX Corp.:
3.35%, 11/1/2025 (a)	100,000	95,669
3.40%, 8/1/2024	50,000	48,818
3.80%, 3/1/2028	50,000	47,746
3.80%, 4/15/2050	125,000	99,314
4.10%, 3/15/2044	50,000	42,957
4.25%, 3/15/2029	205,000	198,643
4.25%, 11/1/2066	100,000	82,927
4.30%, 3/1/2048	75,000	65,266
4.50%, 3/15/2049	460,000	411,373
4.50%, 11/15/2052	156,000	140,932
4.50%, 8/1/2054	100,000	88,772
4.75%, 5/30/2042	170,000	156,582
6.00%, 10/1/2036	107,000	112,780
6.22%, 4/30/2040	188,000	203,495
FedEx Corp.:
3.10%, 8/5/2029	25,000	22,526
3.25%, 5/15/2041	50,000	37,301
3.40%, 2/15/2028	100,000	93,125
3.88%, 8/1/2042 (a)	328,000	264,407
4.05%, 2/15/2048	100,000	79,892
4.10%, 2/1/2045	50,000	40,392
4.25%, 5/15/2030	104,000	99,466
4.40%, 1/15/2047	505,000	427,089
4.55%, 4/1/2046	175,000	150,439
4.75%, 11/15/2045	355,000	316,820
4.90%, 1/15/2034	140,000	136,647

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	$ 43,316	$ 35,408
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	115,000	111,097
Norfolk Southern Corp.:
2.55%, 11/1/2029	25,000	21,589
2.90%, 8/25/2051	175,000	115,888
3.00%, 3/15/2032	25,000	21,522
3.05%, 5/15/2050	75,000	51,979
3.16%, 5/15/2055	150,000	102,726
3.65%, 8/1/2025	110,000	105,843
3.70%, 3/15/2053	50,000	38,714
3.80%, 8/1/2028	170,000	160,992
3.95%, 10/1/2042	260,000	213,132
4.05%, 8/15/2052	100,000	82,449
4.10%, 5/15/2049	89,000	74,642
4.10%, 5/15/2121	25,000	17,694
4.15%, 2/28/2048	60,000	50,445
4.45%, 3/1/2033 (a)	200,000	191,438
4.55%, 6/1/2053	35,000	31,555
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	100,000	89,082
Series MTN, 2.50%, 9/1/2024	156,000	149,836
Series MTN, 3.35%, 9/1/2025	75,000	71,275
4.30%, 6/15/2027	60,000	57,724
5.25%, 6/1/2028	70,000	69,219
5.65%, 3/1/2028 (a)	100,000	100,243
Union Pacific Corp.:
2.15%, 2/5/2027	43,000	39,307
2.38%, 5/20/2031	50,000	42,300
2.95%, 3/10/2052	190,000	132,027
2.97%, 9/16/2062	273,000	178,228
3.00%, 4/15/2027	50,000	47,042
3.25%, 2/5/2050	201,000	150,121
3.35%, 8/15/2046	108,000	80,366
3.38%, 2/14/2042	100,000	80,022
3.55%, 5/20/2061	250,000	185,002
Series MTN, 3.55%, 8/15/2039	40,000	33,497
3.70%, 3/1/2029	332,000	317,176
3.75%, 7/15/2025	225,000	218,509
3.75%, 2/5/2070	75,000	56,756
3.80%, 4/6/2071	115,000	88,146
3.84%, 3/20/2060	50,000	39,724
3.85%, 2/14/2072	30,000	23,172
3.95%, 9/10/2028 (a)	361,000	349,791
3.95%, 8/15/2059	111,000	90,197
4.10%, 9/15/2067	100,000	82,851
4.75%, 2/21/2026	125,000	124,182
4.95%, 5/15/2053	202,000	201,184
Security Description	Principal Amount	Value
5.15%, 1/20/2063	$ 75,000	$ 75,031
United Parcel Service, Inc.:
2.20%, 9/1/2024	295,000	284,362
2.50%, 9/1/2029	172,000	152,285
3.40%, 3/15/2029 (a)	100,000	94,470
3.40%, 11/15/2046	50,000	38,837
3.75%, 11/15/2047	109,000	91,413
3.90%, 4/1/2025	125,000	122,395
4.25%, 3/15/2049	200,000	180,056
4.45%, 4/1/2030	50,000	49,803
4.88%, 3/3/2033	115,000	116,312
5.20%, 4/1/2040	35,000	35,816
5.30%, 4/1/2050	200,000	210,114
6.20%, 1/15/2038	150,000	167,905
		13,930,601
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.00%, 6/30/2030	160,000	146,176
5.20%, 3/15/2044	30,000	26,806
5.45%, 9/15/2033	350,000	344,120
		517,102
WATER — 0.2%
American Water Capital Corp.:
2.80%, 5/1/2030	75,000	65,602
3.25%, 6/1/2051 (a)	155,000	112,868
3.40%, 3/1/2025	75,000	72,563
3.45%, 6/1/2029 (a)	175,000	162,425
3.45%, 5/1/2050	75,000	56,090
3.75%, 9/1/2028 (a)	75,000	70,884
3.75%, 9/1/2047	100,000	79,091
4.00%, 12/1/2046	175,000	141,134
4.15%, 6/1/2049	50,000	42,049
4.20%, 9/1/2048	30,000	25,312
6.59%, 10/15/2037 (a)	240,000	270,725
Essential Utilities, Inc.:
2.70%, 4/15/2030	150,000	127,083
3.57%, 5/1/2029	86,000	78,269
4.28%, 5/1/2049	187,000	151,754
5.30%, 5/1/2052	10,000	9,471
United Utilities PLC 6.88%, 8/15/2028	25,000	26,978
		1,492,298
TOTAL CORPORATE BONDS & NOTES (Cost $739,246,002)		702,103,790
FOREIGN GOVERNMENT OBLIGATIONS — 0.0% (c)
AUSTRALIA — 0.0% (c)
National Australia Bank Ltd. 5.20%, 5/13/2025	250,000	249,437

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
BRAZIL — 0.0% (c)
Vale Overseas Ltd. 6.13%, 6/12/2033	$ 150,000	$ 150,362
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $398,656)		399,799
	Shares
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (g) (h)	1,633,298	1,633,625
State Street Navigator Securities Lending Portfolio II (i) (j)	28,956,552	28,956,552
TOTAL SHORT-TERM INVESTMENTS (Cost $30,590,177)		30,590,177
TOTAL INVESTMENTS — 102.6% (Cost $770,234,835)		733,093,766
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(18,782,849)
NET ASSETS — 100.0%		$ 714,310,917
(a)	All or a portion of the shares of the security are on loan at June 30, 2023.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$702,103,790	$—	$702,103,790
Foreign Government Obligations	—	399,799	—	399,799
Short-Term Investments	30,590,177	—	—	30,590,177
TOTAL INVESTMENTS	$30,590,177	$702,503,589	$—	$733,093,766
See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,584,805	$ 2,584,546	$ 69,487,996	$ 70,439,640	$636	$87	1,633,298	$ 1,633,625	$ 82,835
State Street Navigator Securities Lending Portfolio II	13,521,900	13,521,900	125,591,988	110,157,336	—	—	28,956,552	28,956,552	107,224
Total		$16,106,446	$195,079,984	$180,596,976	$636	$87		$30,590,177	$190,059
See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.4%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$ 796,625	$ 689,604
1.50%, 12/1/2035	4,057,748	3,512,621
1.50%, 2/1/2036	3,008,074	2,603,962
1.50%, 4/1/2036	1,896,498	1,635,551
1.50%, 5/1/2036	401,208	346,004
1.50%, 6/1/2036	1,117,836	967,862
1.50%, 7/1/2036	835,620	720,644
1.50%, 12/1/2036	1,043,555	899,968
1.50%, 4/1/2037	1,373,588	1,183,395
1.50%, 5/1/2041	4,208,508	3,429,311
1.50%, 1/1/2042	1,791,925	1,455,712
1.50%, 12/1/2050	2,471,295	1,912,336
1.50%, 2/1/2051	8,464,268	6,549,815
1.50%, 5/1/2051	2,609,496	2,025,750
1.50%, 6/1/2051	13,521,995	10,495,731
1.50%, 10/1/2051	9,511,320	7,378,763
1.50%, 11/1/2051	2,325,550	1,803,894
1.50%, 3/1/2052	2,242,668	1,738,915
2.00%, 3/1/2028	185,440	173,970
2.00%, 2/1/2032	1,786,891	1,636,575
2.00%, 7/1/2035	1,109,204	984,796
2.00%, 8/1/2035	1,266,928	1,127,587
2.00% 9/1/2035	5,227,977	4,654,659
2.00%, 10/1/2035	204,027	181,588
2.00%, 11/1/2035	6,719,988	5,964,775
2.00%, 1/1/2036	1,141,276	1,013,272
2.00% 4/1/2036	4,381,571	3,884,462
2.00% 6/1/2036	1,403,135	1,244,405
2.00% 8/1/2036	1,427,197	1,266,042
2.00%, 9/1/2036	6,625,505	5,888,556
2.00%, 10/1/2036	3,439,937	3,049,661
2.00%, 11/1/2036	413,532	366,615
2.00%, 12/1/2036	23,738,590	21,045,345
2.00%, 1/1/2037	6,323,088	5,605,707
2.00%, 3/1/2037	869,023	773,136
2.00%, 4/1/2037	4,543,475	4,024,406
2.00%, 5/1/2041	3,290,846	2,796,161
2.00%, 7/1/2041	5,814,296	4,937,581
2.00%, 8/1/2041	8,518,505	7,232,055
2.00%, 3/1/2042	2,286,532	1,948,106
2.00%, 4/1/2042	1,752,214	1,486,916
2.00%, 8/1/2050	158,959	130,236
2.00% 9/1/2050	8,973,321	7,374,234
2.00%, 10/1/2050	10,984,192	8,996,747
2.00%, 11/1/2050	20,222,553	16,561,042
2.00% 12/1/2050	24,753,263	20,271,159
2.00%, 1/1/2051	21,205,471	17,360,734
2.00% 2/1/2051	34,402,777	28,238,559
2.00% 3/1/2051	7,156,860	5,851,436
2.00% 4/1/2051	37,238,869	30,447,853
Security Description	Principal Amount	Value
2.00% 5/1/2051	$ 7,327,477	$ 6,020,069
2.00% 6/1/2051	1,930,233	1,580,175
2.00%, 7/1/2051	705,404	576,425
2.00%, 8/1/2051	5,751,755	4,699,366
2.00% 9/1/2051	31,235,908	25,519,854
2.00% 10/1/2051	8,580,175	7,003,492
2.00% 11/1/2051	54,626,747	44,567,287
2.00%, 12/1/2051	2,731,105	2,237,986
2.00% 2/1/2052	45,152,026	36,817,169
2.00% 3/1/2052	16,346,091	13,338,090
2.00%, 6/1/2052	2,871,358	2,339,726
2.50%, 4/1/2027	238,030	226,891
2.50%, 9/1/2027	165,544	157,473
2.50%, 10/1/2027	68,597	65,157
2.50% 1/1/2028	277,114	263,292
2.50%, 4/1/2028	103,430	96,642
2.50%, 5/1/2028	94,996	90,284
2.50% 6/1/2028	52,508	49,125
2.50%, 10/1/2029	19,480	18,160
2.50%, 1/1/2031	74,345	69,177
2.50%, 6/1/2031	370,891	344,277
2.50%, 10/1/2031	470,785	436,449
2.50%, 9/1/2032	888,950	824,115
2.50%, 11/1/2032	90,312	83,729
2.50%, 2/1/2033	71,178	66,075
2.50%, 4/1/2033	2,417,696	2,241,450
2.50%, 12/1/2033	1,754,061	1,626,193
2.50%, 1/1/2035	1,661,305	1,523,877
2.50%, 2/1/2035	507,462	465,483
2.50%, 4/1/2035	440,564	403,000
2.50%, 5/1/2035	1,417,268	1,296,429
2.50% 7/1/2035	5,183,758	4,761,388
2.50%, 8/1/2035	2,815,700	2,575,628
2.50%, 9/1/2035	2,288,737	2,093,595
2.50%, 10/1/2035	1,064,642	973,868
2.50%, 11/1/2035	1,400,698	1,281,258
2.50%, 12/1/2035	561,790	513,890
2.50%, 1/1/2036	721,677	660,092
2.50%, 4/1/2036	563,086	513,392
2.50%, 7/1/2036	2,017,937	1,839,872
2.50%, 10/1/2036	806,959	735,752
2.50%, 1/1/2037	4,375,529	3,989,427
2.50%, 2/1/2040	2,726,163	2,390,716
2.50%, 5/1/2040	114,595	100,973
2.50%, 8/1/2040	652,626	574,620
2.50%, 9/1/2040	2,949,937	2,596,706
2.50%, 6/1/2041	447,368	391,241
2.50%, 4/1/2042	3,421,731	2,983,738
2.50%, 9/1/2046	90,891	78,635
2.50%, 1/1/2050	51,290	43,925
2.50%, 4/1/2050	1,112,164	952,500
2.50% 5/1/2050	2,212,433	1,885,215
2.50% 6/1/2050	10,480,061	8,933,582
2.50% 7/1/2050	1,655,415	1,418,976
2.50%, 8/1/2050	9,813,342	8,360,429

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.50% 9/1/2050	$ 19,528,348	$ 16,764,212
2.50% 10/1/2050	50,887,566	43,614,795
2.50%, 11/1/2050	9,107,372	7,756,867
2.50%, 12/1/2050	540,403	460,227
2.50% 1/1/2051	21,483,258	18,304,522
2.50%, 2/1/2051	156,066	132,887
2.50% 6/1/2051	8,510,890	7,221,629
2.50%, 8/1/2051	8,589,581	7,290,039
2.50% 9/1/2051	48,742,378	41,375,779
2.50% 10/1/2051	12,833,833	10,900,206
2.50%, 11/1/2051	37,081,729	31,467,219
2.50% 12/1/2051	15,303,590	12,985,894
2.50%, 1/1/2052	568,278	482,170
2.50% 2/1/2052	11,180,742	9,487,064
2.50% 3/1/2052	4,043,343	3,426,431
2.50%, 4/1/2052	1,662,455	1,418,245
2.50%, 7/1/2052	3,840,210	3,258,768
3.00%, 10/1/2026	54,565	52,595
3.00%, 11/1/2026	98,647	94,931
3.00% 3/1/2027	608,925	585,018
3.00%, 6/1/2027	67,091	64,305
3.00%, 10/1/2028	55,569	53,296
3.00%, 2/1/2029	17,361	16,505
3.00%, 7/1/2029	29,605	28,166
3.00%, 8/1/2029	87,300	83,055
3.00%, 9/1/2029	20,208	19,225
3.00%, 10/1/2030	102,893	97,683
3.00%, 11/1/2030	139,298	132,244
3.00%, 12/1/2030	430,416	408,620
3.00%, 2/1/2031	383,573	363,377
3.00%, 8/1/2031	98,814	93,612
3.00%, 11/1/2031	117,636	111,780
3.00%, 2/1/2032	76,081	72,162
3.00%, 5/1/2032	244,091	230,282
3.00%, 6/1/2032	189,724	178,991
3.00%, 7/1/2032	92,358	87,133
3.00%, 10/1/2032	125,224	118,140
3.00%, 12/1/2032	2,207,873	2,082,964
3.00%, 1/1/2033	81,961	77,324
3.00%, 2/1/2033	109,788	103,701
3.00%, 3/1/2033	1,980,709	1,863,233
3.00% 4/1/2033	2,956,588	2,795,866
3.00%, 5/1/2033	66,341	62,480
3.00%, 7/1/2033	722,302	681,438
3.00% 9/1/2034	1,499,083	1,405,451
3.00%, 1/1/2035	2,527,531	2,363,095
3.00%, 4/1/2035	215,542	200,043
3.00%, 6/1/2035	242,335	224,909
3.00% 7/1/2035	4,448,192	4,167,218
3.00%, 12/1/2035	6,462,612	6,056,316
3.00%, 4/1/2036	158,218	146,748
3.00%, 8/1/2036	330,559	309,583
3.00%, 9/1/2036	182,545	170,556
3.00%, 11/1/2037	2,763,138	2,577,984
3.00%, 1/1/2038	105,615	97,917
Security Description	Principal Amount	Value
3.00% 2/1/2038	$ 658,418	$ 609,862
3.00%, 11/1/2039	84,890	77,139
3.00%, 4/1/2042	2,999,957	2,699,829
3.00%, 6/1/2042	1,785,679	1,614,248
3.00%, 8/1/2042	135,065	122,099
3.00%, 9/1/2042	100,337	90,704
3.00% 11/1/2042	860,845	778,813
3.00%, 1/1/2043	378,773	342,823
3.00% 2/1/2043	550,575	498,273
3.00%, 3/1/2043	162,381	146,952
3.00% 4/1/2043	1,359,951	1,229,275
3.00%, 5/1/2043	740,053	668,942
3.00%, 6/1/2043	41,850	37,874
3.00%, 7/1/2043	72,009	65,167
3.00%, 8/1/2043	45,823	41,469
3.00%, 9/1/2043	46,617	42,188
3.00%, 10/1/2043	48,289	43,701
3.00%, 12/1/2044	91,598	82,558
3.00%, 1/1/2045	371,524	335,192
3.00% 6/1/2045	380,714	341,257
3.00% 7/1/2045	479,677	429,713
3.00%, 8/1/2045	430,519	389,660
3.00%, 5/1/2046	107,161	96,023
3.00% 6/1/2046	2,163,122	1,954,659
3.00% 7/1/2046	5,658,976	5,063,865
3.00% 8/1/2046	1,040,129	931,026
3.00% 9/1/2046	1,940,314	1,738,596
3.00% 10/1/2046	721,028	646,282
3.00%, 11/1/2046	156,662	140,012
3.00% 12/1/2046	3,631,223	3,248,036
3.00% 1/1/2047	740,662	663,182
3.00% 2/1/2047	7,062,670	6,325,444
3.00%, 5/1/2047	765,999	688,658
3.00% 7/1/2047	784,694	702,511
3.00%, 12/1/2047	246,759	220,844
3.00%, 1/1/2048	1,106,388	990,194
3.00%, 2/1/2048	95,200	85,202
3.00%, 3/1/2048	573,990	513,709
3.00%, 10/1/2048	570,543	510,624
3.00%, 5/1/2049	98,680	87,635
3.00%, 7/1/2049	54,671	48,552
3.00%, 8/1/2049	1,223,089	1,086,182
3.00%, 9/1/2049	972,051	863,243
3.00% 10/1/2049	2,374,749	2,117,074
3.00%, 12/1/2049	491,067	437,838
3.00% 1/1/2050	1,234,989	1,098,531
3.00% 2/1/2050	11,714,998	10,430,830
3.00%, 3/1/2050	1,028,061	916,625
3.00% 4/1/2050	6,343,438	5,636,294
3.00%, 5/1/2050	397,046	353,985
3.00%, 8/1/2050	241,424	214,051
3.00% 9/1/2050	5,372,738	4,755,689
3.00% 11/1/2050	2,133,240	1,891,260
3.00%, 4/1/2051	1,607,780	1,421,327
3.00%, 5/1/2051	3,378,991	2,986,967

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.00% 6/1/2051	$ 18,718,276	$ 16,544,684
3.00%, 7/1/2051	1,759,004	1,554,542
3.00%, 10/1/2051	3,649,465	3,224,414
3.00%, 11/1/2051	1,744,704	1,541,094
3.00% 12/1/2051	5,919,821	5,229,090
3.00% 1/1/2052	8,273,528	7,306,009
3.00% 2/1/2052	7,726,509	6,828,196
3.00% 3/1/2052	24,061,435	21,199,725
3.00%, 4/1/2052	5,425,311	4,779,795
3.00%, 5/1/2052	2,886,026	2,547,899
3.00%, 6/1/2052	3,761,289	3,319,417
3.50%, 2/1/2026	28,614	27,865
3.50%, 10/1/2026	40,061	38,847
3.50%, 1/1/2029	14,150	13,657
3.50%, 3/1/2029	320,385	307,858
3.50%, 4/1/2029	116,087	111,548
3.50%, 6/1/2029	25,727	24,748
3.50%, 8/1/2029	14,100	13,564
3.50%, 9/1/2029	310,634	298,488
3.50%, 2/1/2030	9,745	9,373
3.50%, 1/1/2034	75,891	72,813
3.50%, 3/1/2034	247,359	236,587
3.50%, 8/1/2034	85,083	81,378
3.50%, 7/1/2035	109,466	103,824
3.50%, 2/1/2039	46,871	44,313
3.50%, 3/1/2039	146,872	138,694
3.50%, 4/1/2039	77,551	72,979
3.50%, 10/1/2041	564,274	527,739
3.50% 2/1/2042	353,362	330,418
3.50%, 7/1/2042	11,303	10,571
3.50%, 8/1/2042	470,028	439,099
3.50%, 9/1/2042	118,660	110,852
3.50%, 3/1/2043	70,028	65,450
3.50%, 5/1/2043	187,071	174,840
3.50% 8/1/2043	961,173	897,298
3.50%, 11/1/2043	28,228	26,383
3.50%, 12/1/2043	527,069	493,039
3.50%, 1/1/2044	305,032	284,960
3.50%, 5/1/2044	88,662	82,262
3.50%, 6/1/2044	50,453	46,866
3.50%, 8/1/2044	23,780	22,090
3.50%, 10/1/2044	373,409	346,865
3.50%, 11/1/2044	39,434	36,631
3.50% 12/1/2044	196,254	182,167
3.50% 1/1/2045	436,290	404,820
3.50%, 2/1/2045	91,118	84,641
3.50%, 3/1/2045	193,878	180,005
3.50% 7/1/2045	87,933	81,659
3.50%, 8/1/2045	88,305	82,003
3.50%, 10/1/2045	83,057	77,129
3.50% 11/1/2045	170,666	158,367
3.50% 12/1/2045	530,500	492,262
3.50% 1/1/2046	495,183	459,445
3.50% 3/1/2046	680,215	631,376
3.50% 5/1/2046	214,400	198,089
Security Description	Principal Amount	Value
3.50% 7/1/2046	$ 3,096,163	$ 2,880,287
3.50% 12/1/2046	264,868	244,832
3.50% 2/1/2047	3,673,931	3,394,573
3.50% 6/1/2047	1,351,149	1,252,765
3.50%, 7/1/2047	154,924	142,969
3.50%, 8/1/2047	136,693	126,295
3.50% 9/1/2047	2,988,738	2,759,328
3.50% 10/1/2047	914,284	844,569
3.50% 11/1/2047	1,716,020	1,599,995
3.50%, 12/1/2047	180,572	166,836
3.50% 2/1/2048	832,614	768,364
3.50% 3/1/2048	4,485,273	4,139,157
3.50% 5/1/2048	182,131	168,682
3.50%, 6/1/2048	119,568	110,466
3.50%, 7/1/2048	1,477,272	1,363,245
3.50% 11/1/2048	657,739	610,044
3.50%, 3/1/2049	1,401,264	1,290,164
3.50% 4/1/2049	508,364	468,100
3.50%, 6/1/2049	104,367	96,092
3.50%, 7/1/2049	774,263	712,875
3.50% 8/1/2049	1,357,881	1,255,254
3.50% 9/1/2049	1,760,910	1,628,724
3.50% 10/1/2049	647,275	598,445
3.50% 12/1/2049	24,611,960	22,840,764
3.50% 1/1/2050	17,083,673	15,706,121
3.50% 6/1/2050	355,544	326,804
3.50%, 5/1/2051	470,782	430,520
3.50%, 6/1/2051	1,684,500	1,540,437
3.50%, 7/1/2051	186,459	170,484
3.50%, 9/1/2051	475,330	434,458
3.50%, 2/1/2052	1,322,073	1,207,371
3.50%, 5/1/2052	744,559	678,639
3.50%, 7/1/2052	1,450,971	1,326,833
3.50%, 9/1/2052	14,803,729	13,486,180
4.00%, 6/1/2025	35,549	34,876
4.00%, 2/1/2027	71,157	69,789
4.00%, 11/1/2033	28,947	28,078
4.00%, 6/1/2035	66,459	64,505
4.00%, 10/1/2039	227,630	218,607
4.00% 10/1/2040	476,306	457,518
4.00%, 12/1/2040	185,522	178,193
4.00% 1/1/2041	308,223	296,046
4.00%, 2/1/2041	31,007	29,782
4.00%, 12/1/2041	35,759	34,365
4.00%, 2/1/2042	97,801	93,881
4.00%, 4/1/2042	16,783	16,129
4.00%, 6/1/2042	62,392	59,937
4.00%, 10/1/2043	86,285	82,921
4.00%, 12/1/2043	552,506	530,192
4.00% 5/1/2044	38,204	36,656
4.00% 7/1/2044	122,408	117,385
4.00%, 8/1/2044	64,711	62,018
4.00%, 10/1/2044	59,905	57,478
4.00% 11/1/2044	279,740	268,097
4.00%, 12/1/2044	16,171	15,516

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.00%, 2/1/2045	$ 323,132	$ 309,562
4.00%, 4/1/2045	21,507	20,628
4.00% 5/1/2045	706,435	677,853
4.00%, 9/1/2045	70,584	67,619
4.00% 10/1/2045	385,274	369,168
4.00%, 11/1/2045	223,833	214,433
4.00% 12/1/2045	171,553	164,471
4.00% 1/1/2046	406,288	389,626
4.00% 2/1/2046	1,367,994	1,310,545
4.00%, 9/1/2046	106,567	102,255
4.00%, 12/1/2046	158,066	151,428
4.00% 1/1/2047	2,257,982	2,155,839
4.00%, 2/1/2047	972,237	926,993
4.00%, 5/1/2047	69,286	65,958
4.00%, 6/1/2047	75,600	72,052
4.00% 7/1/2047	298,981	285,052
4.00%, 8/1/2047	147,231	140,322
4.00%, 9/1/2047	74,110	70,632
4.00%, 11/1/2047	167,946	159,552
4.00%, 12/1/2047	82,426	78,559
4.00% 2/1/2048	575,689	548,036
4.00%, 3/1/2048	145,329	138,349
4.00%, 4/1/2048	123,321	117,458
4.00%, 5/1/2048	107,176	102,081
4.00%, 6/1/2048	1,849,454	1,775,258
4.00% 7/1/2048	110,650	105,390
4.00% 9/1/2048	1,001,855	953,109
4.00% 10/1/2048	1,097,845	1,044,958
4.00% 11/1/2048	581,556	556,306
4.00%, 12/1/2048	691,606	662,090
4.00% 1/1/2049	925,585	887,785
4.00% 3/1/2049	1,595,763	1,513,583
4.00%, 4/1/2049	1,889,655	1,803,926
4.00%, 6/1/2049	516,124	489,444
4.00% 7/1/2049	1,098,589	1,045,923
4.00%, 8/1/2049	161,816	153,451
4.00%, 9/1/2049	403,422	382,567
4.00%, 12/1/2049	63,584	60,297
4.00%, 1/1/2050	1,230,468	1,166,861
4.00%, 4/1/2050	132,673	125,817
4.00%, 5/1/2050	259,884	246,453
4.00%, 6/1/2050	358,090	339,584
4.00% 7/1/2050	586,919	557,906
4.00%, 2/1/2051	10,630,007	10,080,507
4.00%, 4/1/2052	1,142,307	1,073,178
4.00%, 5/1/2052	685,953	644,442
4.00% 8/1/2052	10,486,804	9,853,775
4.00% 10/1/2052	7,690,987	7,218,792
4.00%, 1/1/2053	4,229,744	3,967,709
4.50%, 2/1/2039	33,951	33,535
4.50%, 7/1/2041	62,391	61,587
4.50%, 9/1/2041	15,414	15,215
4.50%, 10/1/2041	138,151	136,457
4.50%, 1/1/2043	1,849,083	1,794,669
4.50%, 10/1/2043	40,546	39,999
Security Description	Principal Amount	Value
4.50%, 3/1/2044	$ 50,303	$ 49,546
4.50%, 7/1/2044	181,238	178,510
4.50%, 8/1/2044	272,036	268,059
4.50%, 9/1/2044	116,266	115,574
4.50%, 10/1/2044	51,152	50,325
4.50%, 7/1/2045	162,229	160,240
4.50%, 8/1/2045	16,653	16,395
4.50%, 3/1/2046	172,908	170,111
4.50%, 8/1/2046	111,322	109,765
4.50%, 3/1/2047	247,878	243,754
4.50%, 7/1/2047	259,942	256,028
4.50%, 12/1/2047	120,405	117,938
4.50%, 6/1/2048	851,244	833,548
4.50%, 7/1/2048	43,246	42,253
4.50%, 8/1/2048	129,790	126,664
4.50% 9/1/2048	1,464,116	1,430,154
4.50%, 11/1/2048	24,538	23,973
4.50% 1/1/2049	1,254,666	1,224,489
4.50% 3/1/2049	2,696,352	2,641,443
4.50%, 4/1/2049	130,731	127,417
4.50%, 5/1/2049	273,006	266,084
4.50%, 8/1/2049	3,188,633	3,111,814
4.50%, 9/1/2049	467,881	456,017
4.50%, 2/1/2050	481,982	469,762
4.50%, 4/1/2050	662,256	643,344
4.50%, 6/1/2052	952,485	915,607
4.50%, 7/1/2052	245,087	236,739
4.50%, 9/1/2052	335,439	325,007
4.50%, 10/1/2052	12,037,593	11,569,446
4.50%, 5/1/2053	6,306,717	6,061,382
5.00%, 12/1/2033	182,339	182,113
5.00%, 2/1/2038	1,093,037	1,085,093
5.00%, 9/1/2038	16,244	16,371
5.00%, 9/1/2039	68,191	68,781
5.00%, 12/1/2039	219,393	221,042
5.00%, 1/1/2040	102,986	103,760
5.00%, 12/1/2041	42,731	43,111
5.00%, 12/1/2044	154,913	156,122
5.00%, 7/1/2048	137,503	136,970
5.00% 8/1/2048	685,581	682,126
5.00% 9/1/2048	1,612,737	1,604,715
5.00%, 5/1/2049	1,116,846	1,110,274
5.00%, 9/1/2049	5,769,841	5,757,274
5.00%, 10/1/2049	1,872,799	1,863,362
5.00%, 11/1/2049	851,182	846,174
5.00%, 3/1/2050	1,590,429	1,581,070
5.00%, 7/1/2052	1,683,180	1,650,504
5.00%, 9/1/2052	9,246,248	9,057,726
5.00% 10/1/2052	13,282,408	13,033,789
5.00% 12/1/2052	8,985,445	8,863,319
5.00%, 2/1/2053	15,103,628	14,795,679
5.50%, 9/1/2035	3,050	3,120
5.50%, 12/1/2036	8,254	8,474
5.50%, 7/1/2037	81,012	83,168
5.50%, 4/1/2038	54,929	56,556

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
5.50%, 5/1/2038	$ 2,488	$ 2,562
5.50%, 8/1/2038	113,091	116,102
5.50% 12/1/2052	3,152,847	3,169,033
5.50% 2/1/2053	23,588,850	23,478,287
5.50% 3/1/2053	2,596,639	2,614,330
6.00%, 7/1/2040	223,206	235,131
6.00%, 10/1/2052	2,332,604	2,364,153
6.00%, 12/1/2052	477,645	482,425
6.50% 1/1/2053	5,623,360	5,759,015
6.50%, 2/1/2053	1,325,204	1,365,896
6.50%, 6/1/2053	2,525,008	2,577,752
Federal National Mortgage Association:
1.50%, 10/1/2035	1,422,445	1,231,309
1.50% 11/1/2035	2,812,946	2,433,420
1.50% 12/1/2035	1,904,514	1,647,620
1.50%, 1/1/2036	2,094,251	1,812,843
1.50% 2/1/2036	6,564,487	5,685,496
1.50%, 3/1/2036	756,726	652,601
1.50%, 4/1/2036	1,106,475	954,629
1.50%, 6/1/2036	935,963	807,175
1.50%, 7/1/2036	2,701,579	2,329,842
1.50%, 8/1/2036	554,935	478,576
1.50%, 10/1/2036	980,003	845,154
1.50%, 11/1/2036	2,621,029	2,283,326
1.50%, 12/1/2036	376,557	324,742
1.50%, 1/1/2037	36,351,557	31,349,583
1.50%, 3/1/2037	27,153,507	23,394,647
1.50%, 4/1/2037	2,874,550	2,476,626
1.50%, 5/1/2041	5,070,884	4,131,895
1.50%, 10/1/2041	1,761,160	1,432,313
1.50%, 1/1/2042	4,574,111	3,717,188
1.50%, 12/1/2050	19,045,378	14,736,825
1.50%, 1/1/2051	6,661,596	5,154,572
1.50%, 3/1/2051	8,377,790	6,505,136
1.50%, 5/1/2051	879,776	682,943
1.50%, 7/1/2051	4,481,739	3,478,577
1.50%, 9/1/2051	240,365	186,490
1.50%, 10/1/2051	18,969,002	14,715,342
1.50%, 11/1/2051	11,573,099	8,976,731
1.50%, 4/1/2052	330,623	256,551
2.00%, 2/1/2028	403,333	379,275
2.00%, 11/1/2031	75,967	69,581
2.00%, 2/1/2032	621,884	569,611
2.00%, 4/1/2035	219,543	194,915
2.00%, 5/1/2035	1,236,963	1,098,206
2.00%, 7/1/2035	191,925	170,396
2.00%, 8/1/2035	4,029,837	3,589,266
2.00% 9/1/2035	13,404,463	11,914,813
2.00%, 10/1/2035	10,782,660	9,591,831
2.00%, 11/1/2035	3,127,378	2,776,561
2.00% 12/1/2035	9,625,645	8,546,823
2.00%, 1/1/2036	3,769,720	3,358,733
2.00% 2/1/2036	5,239,459	4,661,116
2.00%, 3/1/2036	2,604,353	2,317,874
Security Description	Principal Amount	Value
2.00% 4/1/2036	$ 4,438,641	$ 3,947,173
2.00%, 5/1/2036	21,233,632	18,838,178
2.00% 7/1/2036	5,887,704	5,220,341
2.00%, 12/1/2036	18,095,466	16,042,180
2.00%, 4/1/2037	827,540	736,218
2.00%, 5/1/2037	5,152,922	4,564,920
2.00%, 7/15/2038	6,675,000	5,914,938
2.00%, 8/1/2040	607,398	516,141
2.00%, 10/1/2040	2,968,094	2,521,398
2.00%, 11/1/2040	6,272,957	5,327,266
2.00%, 12/1/2040	3,573,449	3,033,983
2.00%, 1/1/2041	8,813,066	7,482,236
2.00%, 5/1/2041	1,639,799	1,393,247
2.00%, 6/1/2041	582,498	494,782
2.00% 10/1/2041	6,770,122	5,750,133
2.00%, 11/1/2041	7,627,290	6,469,682
2.00%, 2/1/2042	3,792,492	3,214,160
2.00%, 4/1/2042	2,924,272	2,491,025
2.00%, 5/1/2042	5,573,152	4,744,868
2.00%, 6/1/2050	2,484,465	2,036,241
2.00% 7/1/2050	12,813,116	10,583,213
2.00%, 8/1/2050	5,161,212	4,274,105
2.00% 9/1/2050	12,865,108	10,628,195
2.00% 10/1/2050	23,198,290	19,029,436
2.00% 11/1/2050	45,904,828	37,858,695
2.00% 12/1/2050	18,517,313	15,216,777
2.00% 1/1/2051	67,828,534	55,739,344
2.00% 2/1/2051	55,608,343	45,828,604
2.00% 3/1/2051	53,541,250	43,929,539
2.00% 4/1/2051	32,745,270	26,804,535
2.00% 5/1/2051	37,458,772	30,737,571
2.00% 6/1/2051	20,566,455	16,806,272
2.00% 7/1/2051	57,119,843	46,721,589
2.00% 8/1/2051	7,838,529	6,404,891
2.00% 9/1/2051	14,000,468	11,434,753
2.00%, 10/1/2051	5,488,246	4,482,013
2.00% 11/1/2051	72,151,982	58,951,205
2.00%, 12/1/2051	1,345,468	1,102,531
2.00%, 1/1/2052	9,704,983	7,912,140
2.00% 2/1/2052	53,258,583	43,446,061
2.00%, 3/1/2052	4,756,693	3,875,992
2.00%, 4/1/2052	4,744,321	3,865,911
2.00%, 5/1/2052	1,940,296	1,584,315
2.50% 12/1/2027	490,895	465,468
2.50%, 3/1/2028	88,856	83,026
2.50%, 5/1/2028	221,680	207,136
2.50% 7/1/2028	158,617	148,210
2.50%, 8/1/2028	74,631	69,735
2.50% 9/1/2028	977,997	927,943
2.50%, 10/1/2028	35,333	33,015
2.50%, 12/1/2028	1,113,008	1,039,987
2.50% 3/1/2029	187,775	176,825
2.50%, 6/1/2029	3,190,305	3,026,596
2.50%, 8/1/2029	194,339	184,096
2.50%, 2/1/2030	28,177	26,236

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
2.50%, 4/1/2030	$ 140,564	$ 130,627
2.50%, 5/1/2030	40,413	37,556
2.50%, 6/1/2030	684,129	635,764
2.50% 7/1/2030	909,878	850,008
2.50%, 8/1/2030	834,015	775,053
2.50%, 11/1/2030	125,325	116,465
2.50% 8/1/2031	1,014,112	940,154
2.50% 9/1/2031	1,228,219	1,138,646
2.50% 10/1/2031	2,007,002	1,886,109
2.50% 11/1/2031	1,291,656	1,197,840
2.50%, 12/1/2031	165,750	153,662
2.50%, 1/1/2032	142,812	132,397
2.50%, 2/1/2032	467,109	433,044
2.50%, 4/1/2032	313,355	290,487
2.50%, 6/1/2032	2,103,474	1,950,072
2.50%, 8/1/2032	292,745	271,396
2.50%, 10/1/2032	397,783	368,753
2.50%, 11/1/2032	253,689	235,175
2.50%, 12/1/2032	79,830	74,004
2.50% 1/1/2033	617,098	572,078
2.50%, 4/1/2033	663,105	614,746
2.50%, 12/1/2033	2,382,752	2,214,301
2.50%, 6/1/2034	167,273	153,432
2.50%, 8/1/2034	1,020,191	948,067
2.50% 10/1/2034	293,383	268,032
2.50% 11/1/2034	1,581,208	1,450,372
2.50%, 12/1/2034	1,058,380	970,805
2.50% 1/1/2035	3,327,215	3,051,906
2.50%, 2/1/2035	5,305,795	4,866,769
2.50%, 4/1/2035	932,735	855,556
2.50%, 6/1/2035	5,924,253	5,419,272
2.50%, 7/1/2035	1,395,715	1,294,047
2.50% 8/1/2035	8,137,863	7,444,194
2.50%, 11/1/2035	1,374,962	1,257,761
2.50%, 1/1/2036	396,357	362,572
2.50%, 2/1/2036	1,991,037	1,821,322
2.50%, 7/1/2036	1,641,585	1,496,711
2.50%, 10/1/2036	917,490	824,775
2.50%, 11/1/2036	485,254	442,429
2.50%, 2/1/2040	3,143,359	2,755,916
2.50%, 7/1/2040	280,487	247,011
2.50%, 2/1/2041	4,977,660	4,375,308
2.50%, 6/1/2041	3,188,489	2,787,900
2.50%, 4/1/2042	4,596,220	4,007,846
2.50%, 12/1/2042	259,808	227,176
2.50%, 1/1/2043	3,953,866	3,457,260
2.50% 2/1/2043	1,056,544	923,842
2.50%, 4/1/2043	246,097	215,117
2.50%, 5/1/2043	182,087	159,165
2.50%, 8/1/2046	258,285	223,471
2.50%, 10/1/2046	720,058	623,001
2.50%, 4/1/2048	272,414	235,695
2.50% 11/1/2049	12,803,201	10,964,847
2.50%, 12/1/2049	1,383,099	1,184,506
2.50%, 1/1/2050	636,839	545,398
Security Description	Principal Amount	Value
2.50%, 2/1/2050	$ 930,904	$ 797,240
2.50%, 3/1/2050	3,992,524	3,429,546
2.50% 5/1/2050	4,839,290	4,113,986
2.50% 6/1/2050	28,774,539	24,707,231
2.50% 7/1/2050	23,666,533	20,107,460
2.50% 8/1/2050	32,762,120	28,108,231
2.50% 9/1/2050	11,726,787	9,990,991
2.50% 10/1/2050	11,841,938	10,084,828
2.50% 11/1/2050	12,454,380	10,608,038
2.50% 12/1/2050	1,951,030	1,661,780
2.50% 2/1/2051	4,094,649	3,483,557
2.50% 3/1/2051	6,657,550	5,675,422
2.50% 4/1/2051	20,491,172	17,460,742
2.50% 5/1/2051	20,947,519	17,860,736
2.50% 7/1/2051	31,391,943	26,675,504
2.50% 8/1/2051	30,570,899	25,945,127
2.50% 9/1/2051	33,711,898	28,639,793
2.50% 10/1/2051	36,684,433	31,154,063
2.50% 11/1/2051	12,790,026	10,855,933
2.50%, 12/1/2051	5,382,623	4,567,329
2.50% 1/1/2052	61,357,418	52,167,369
2.50% 2/1/2052	10,760,510	9,124,260
2.50% 7/1/2052	10,453,794	8,869,145
3.00% 12/1/2026	58,275	56,113
3.00%, 2/1/2027	7,981	7,670
3.00%, 4/1/2027	68,301	65,567
3.00%, 7/1/2027	93,516	89,738
3.00% 8/1/2027	264,845	254,048
3.00%, 6/1/2028	465,193	444,643
3.00%, 9/1/2028	66,430	63,755
3.00%, 10/1/2028	27,176	25,804
3.00%, 11/1/2028	47,137	44,757
3.00% 6/1/2029	483,680	459,280
3.00%, 7/1/2029	39,715	37,737
3.00% 8/1/2029	51,571	49,002
3.00%, 9/1/2029	19,975	18,980
3.00%, 10/1/2029	85,241	80,995
3.00% 2/1/2030	156,555	149,608
3.00% 3/1/2030	1,071,865	1,017,778
3.00%, 4/1/2030	65,460	62,146
3.00% 5/1/2030	678,835	646,645
3.00%, 6/1/2030	24,398	23,163
3.00%, 7/1/2030	372,636	353,823
3.00% 9/1/2030	305,885	290,438
3.00%, 11/1/2030	176,485	167,550
3.00%, 12/1/2030	35,642	33,838
3.00% 1/1/2031	1,007,752	956,989
3.00% 4/1/2031	199,877	189,352
3.00%, 1/1/2032	121,341	114,951
3.00%, 6/1/2032	111,286	105,668
3.00%, 7/1/2032	221,000	208,500
3.00%, 8/1/2032	753,615	710,990
3.00% 11/1/2032	2,741,069	2,586,726
3.00% 12/1/2032	468,523	443,064
3.00%, 1/1/2033	95,291	89,902

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.00%, 2/1/2033	$ 1,010,591	$ 953,432
3.00%, 3/1/2033	343,536	323,141
3.00%, 5/1/2033	60,714	57,280
3.00%, 9/1/2033	3,410,703	3,231,111
3.00% 2/1/2034	724,336	683,191
3.00%, 7/1/2034	718,236	673,410
3.00%, 10/1/2034	546,587	512,473
3.00%, 11/1/2034	492,641	460,371
3.00% 1/1/2035	566,554	531,020
3.00% 2/1/2035	1,055,404	989,310
3.00% 4/1/2035	717,066	671,983
3.00%, 5/1/2035	3,149,341	2,951,333
3.00%, 12/1/2035	129,601	121,453
3.00%, 2/1/2036	1,180,411	1,094,247
3.00%, 6/1/2036	1,566,355	1,451,213
3.00%, 7/1/2036	1,126,183	1,043,398
3.00%, 8/1/2036	1,658,162	1,536,272
3.00%, 9/1/2036	164,436	152,348
3.00%, 12/1/2036	216,875	201,708
3.00%, 6/1/2037	2,742,397	2,540,805
3.00%, 8/1/2037	94,861	87,849
3.00%, 3/1/2038	733,913	679,662
3.00%, 7/15/2038	2,000,000	1,866,328
3.00%, 8/1/2038	2,073,426	1,921,009
3.00%, 11/1/2039	142,120	129,142
3.00%, 2/1/2040	1,267,314	1,151,585
3.00%, 3/1/2040	3,000,150	2,778,380
3.00%, 4/1/2040	1,628,521	1,479,290
3.00%, 11/1/2041	5,291,558	4,735,845
3.00%, 6/1/2042	1,405,476	1,264,894
3.00%, 9/1/2042	77,457	70,024
3.00% 10/1/2042	308,072	278,510
3.00% 12/1/2042	226,050	204,357
3.00%, 1/1/2043	999,863	903,916
3.00% 2/1/2043	372,152	336,441
3.00%, 3/1/2043	340,288	304,552
3.00% 4/1/2043	315,785	285,454
3.00% 5/1/2043	1,202,539	1,085,568
3.00% 6/1/2043	432,663	391,107
3.00% 7/1/2043	249,210	225,274
3.00% 8/1/2043	3,680,696	3,327,207
3.00%, 9/1/2043	64,299	58,124
3.00%, 1/1/2044	73,096	66,076
3.00%, 3/1/2044	112,915	102,070
3.00% 10/1/2044	1,767,617	1,592,353
3.00%, 12/1/2044	419,394	372,430
3.00% 1/1/2045	405,338	365,796
3.00% 4/1/2045	240,680	216,013
3.00% 5/1/2045	359,441	321,628
3.00%, 8/1/2045	353,267	319,337
3.00% 11/1/2045	153,615	137,455
3.00%, 12/1/2045	74,969	67,082
3.00%, 4/1/2046	2,742,583	2,454,068
3.00% 5/1/2046	567,936	508,292
3.00%, 6/1/2046	4,296,426	3,872,775
Security Description	Principal Amount	Value
3.00% 8/1/2046	$ 1,363,376	$ 1,220,269
3.00% 9/1/2046	5,727,623	5,143,644
3.00% 10/1/2046	7,191,979	6,447,344
3.00% 11/1/2046	2,811,526	2,517,453
3.00% 12/1/2046	352,113	315,595
3.00% 1/1/2047	4,005,164	3,606,313
3.00%, 2/1/2047	82,325	74,418
3.00% 3/1/2047	463,860	415,099
3.00% 4/1/2047	10,857,938	9,717,594
3.00% 7/1/2047	4,492,442	4,020,652
3.00%, 8/1/2047	370,267	331,382
3.00%, 9/1/2047	358,520	321,534
3.00% 10/1/2047	5,368,871	4,804,930
3.00% 12/1/2047	1,910,130	1,709,531
3.00%, 1/1/2048	1,246,208	1,115,182
3.00%, 2/1/2048	969,687	867,734
3.00%, 4/1/2048	7,890,483	7,132,622
3.00%, 9/1/2048	1,576,260	1,410,723
3.00%, 11/1/2048	1,050,189	939,771
3.00%, 6/1/2049	392,669	348,697
3.00%, 7/1/2049	261,905	232,576
3.00% 9/1/2049	3,360,056	2,984,943
3.00% 10/1/2049	1,606,993	1,427,040
3.00% 11/1/2049	3,570,165	3,172,797
3.00% 12/1/2049	1,222,687	1,092,963
3.00% 1/1/2050	6,883,445	6,114,633
3.00% 2/1/2050	22,240,177	19,816,892
3.00% 3/1/2050	10,619,253	9,442,313
3.00% 4/1/2050	2,034,302	1,804,920
3.00%, 6/1/2050	269,522	238,946
3.00% 7/1/2050	8,977,752	7,968,975
3.00% 8/1/2050	15,606,629	13,846,479
3.00% 9/1/2050	9,453,420	8,377,200
3.00%, 12/1/2050	65,969	58,458
3.00%, 1/1/2051	2,243,406	1,987,688
3.00%, 3/1/2051	1,294,758	1,144,852
3.00% 4/1/2051	8,951,478	7,965,157
3.00% 5/1/2051	11,845,336	10,486,156
3.00% 6/1/2051	4,195,671	3,709,011
3.00% 7/1/2051	5,151,696	4,555,203
3.00%, 8/1/2051	6,876,478	6,076,379
3.00%, 9/1/2051	7,962,034	7,034,703
3.00%, 10/1/2051	1,655,758	1,462,721
3.00%, 11/1/2051	976,439	862,941
3.00% 12/1/2051	2,322,510	2,056,089
3.00%, 1/1/2052	147,763	130,485
3.00% 2/1/2052	4,191,457	3,709,010
3.00% 3/1/2052	1,214,257	1,071,951
3.00%, 4/1/2052	13,087,243	11,530,599
3.00% 5/1/2052	11,898,592	10,486,179
3.50% 12/1/2025	29,530	28,757
3.50%, 1/1/2026	2,884	2,805
3.50%, 1/1/2027	17,839	17,343
3.50%, 1/1/2028	40,721	39,230
3.50%, 2/1/2028	802,837	780,437

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50%, 10/1/2028	$ 421,144	$ 405,980
3.50%, 1/1/2029	39,186	37,775
3.50%, 5/1/2029	50,767	48,778
3.50%, 10/1/2029	18,652	17,921
3.50%, 9/1/2030	4,450,599	4,275,968
3.50%, 12/1/2030	54,305	52,174
3.50%, 3/1/2031	328,615	315,721
3.50%, 6/1/2031	270,584	259,967
3.50%, 4/1/2032	169,112	162,227
3.50% 5/1/2032	2,583,709	2,483,113
3.50%, 7/1/2032	4,846,399	4,626,218
3.50% 9/1/2032	900,192	866,042
3.50%, 2/1/2033	89,607	85,920
3.50%, 3/1/2033	182,327	174,905
3.50%, 4/1/2033	295,777	281,701
3.50%, 5/1/2033	199,687	191,471
3.50%, 6/1/2033	67,303	64,534
3.50%, 3/1/2034	195,008	187,370
3.50%, 4/1/2034	279,143	266,971
3.50% 6/1/2034	157,817	150,051
3.50%, 7/1/2034	39,203	37,493
3.50% 11/1/2034	534,009	509,294
3.50%, 5/1/2035	854,027	819,261
3.50%, 9/1/2035	472,403	453,720
3.50%, 2/1/2036	1,425,583	1,350,384
3.50%, 7/1/2037	85,393	80,946
3.50%, 10/1/2037	345,678	327,675
3.50%, 11/1/2037	812,990	770,648
3.50%, 2/1/2038	463,940	439,777
3.50%, 12/1/2038	69,542	65,676
3.50%, 6/1/2039	50,270	47,310
3.50%, 8/1/2039	1,769,245	1,675,918
3.50%, 9/1/2040	356,629	330,907
3.50%, 12/1/2040	79,830	74,569
3.50%, 1/1/2041	70,727	66,067
3.50%, 2/1/2042	93,332	87,182
3.50% 5/1/2042	294,795	275,393
3.50%, 6/1/2042	140,626	131,371
3.50%, 7/1/2042	73,506	68,668
3.50%, 9/1/2042	279,423	261,033
3.50%, 10/1/2042	524,845	490,303
3.50%, 1/1/2043	49,790	46,514
3.50%, 2/1/2043	699,433	653,401
3.50%, 4/1/2043	150,226	140,237
3.50% 5/1/2043	203,206	189,749
3.50%, 6/1/2043	549,670	513,118
3.50% 8/1/2043	1,319,628	1,233,008
3.50%, 10/1/2043	62,064	57,937
3.50%, 1/1/2044	44,652	41,683
3.50%, 5/1/2044	271,113	253,270
3.50%, 8/1/2044	98,132	91,475
3.50%, 9/1/2044	138,803	128,880
3.50%, 10/1/2044	95,328	88,452
3.50%, 11/1/2044	427,984	397,386
3.50% 12/1/2044	1,199,012	1,112,534
Security Description	Principal Amount	Value
3.50% 1/1/2045	$ 148,411	$ 137,706
3.50% 2/1/2045	5,516,904	5,153,844
3.50%, 3/1/2045	83,488	77,535
3.50%, 4/1/2045	168,657	156,436
3.50% 5/1/2045	413,200	383,274
3.50%, 6/1/2045	304,055	282,024
3.50% 7/1/2045	1,151,199	1,067,798
3.50% 8/1/2045	2,986,383	2,778,828
3.50% 9/1/2045	592,124	551,547
3.50%, 10/1/2045	238,254	220,991
3.50% 11/1/2045	1,916,135	1,777,755
3.50% 12/1/2045	1,926,916	1,787,296
3.50% 2/1/2046	858,512	794,839
3.50% 3/1/2046	5,695,914	5,316,408
3.50% 4/1/2046	920,678	850,053
3.50% 5/1/2046	221,812	204,797
3.50% 6/1/2046	286,852	265,208
3.50% 7/1/2046	402,166	371,834
3.50% 8/1/2046	3,173,151	2,950,928
3.50% 10/1/2046	600,236	554,192
3.50%, 11/1/2046	157,096	145,045
3.50%, 12/1/2046	69,700	64,353
3.50% 1/1/2047	2,881,093	2,685,014
3.50% 2/1/2047	785,330	731,046
3.50% 3/1/2047	332,552	306,930
3.50% 4/1/2047	356,092	330,177
3.50% 5/1/2047	12,212,714	11,299,094
3.50%, 6/1/2047	671,021	622,400
3.50%, 7/1/2047	4,014,308	3,750,113
3.50%, 8/1/2047	88,202	81,397
3.50% 9/1/2047	920,766	850,244
3.50%, 10/1/2047	80,063	73,887
3.50% 11/1/2047	4,171,276	3,859,059
3.50% 12/1/2047	7,534,327	6,984,520
3.50% 1/1/2048	8,725,822	8,072,982
3.50% 2/1/2048	3,986,894	3,684,685
3.50% 3/1/2048	6,381,975	5,893,503
3.50% 4/1/2048	600,696	555,088
3.50% 5/1/2048	1,179,922	1,093,820
3.50%, 6/1/2048	141,278	130,368
3.50% 7/1/2048	10,096,490	9,358,951
3.50%, 8/1/2048	139,357	129,291
3.50%, 9/1/2048	19,475	17,971
3.50% 11/1/2048	1,149,958	1,061,247
3.50% 4/1/2049	3,268,289	3,024,100
3.50%, 6/1/2049	3,951,532	3,669,047
3.50%, 7/1/2049	1,227,727	1,130,395
3.50%, 8/1/2049	2,350,676	2,164,318
3.50% 9/1/2049	4,354,190	4,031,594
3.50%, 10/1/2049	1,064,113	979,752
3.50%, 11/1/2049	575,449	529,828
3.50%, 12/1/2049	255,182	234,953
3.50% 1/1/2050	1,760,042	1,620,508
3.50%, 2/1/2050	607,023	558,899
3.50%, 3/1/2050	407,255	377,662

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50% 4/1/2050	$ 9,597,490	$ 8,832,446
3.50% 5/1/2050	5,727,925	5,302,288
3.50% 6/1/2050	783,453	720,151
3.50%, 8/1/2050	1,191,419	1,094,877
3.50%, 11/1/2050	780,151	717,176
3.50%, 1/1/2051	1,810,230	1,666,718
3.50%, 6/1/2051	2,006,603	1,834,844
3.50%, 8/1/2051	1,261,054	1,152,916
3.50%, 9/1/2051	621,597	568,101
3.50%, 4/1/2052	1,026,522	936,889
3.50% 5/1/2052	2,510,482	2,297,939
3.50% 6/1/2052	19,178,685	17,475,978
3.50%, 9/1/2052	2,934,891	2,673,713
3.50%, 12/1/2052	7,122,869	6,491,209
4.00%, 5/1/2026	431,654	422,021
4.00%, 6/1/2026	199,760	196,092
4.00%, 8/1/2026	8,980	8,778
4.00%, 9/1/2027	38,661	37,685
4.00%, 5/1/2029	1,013,011	988,751
4.00%, 11/1/2033	31,432	30,453
4.00%, 1/1/2034	86,907	84,257
4.00%, 2/1/2034	64,774	62,757
4.00%, 8/1/2034	578,355	561,864
4.00%, 5/1/2037	56,640	54,802
4.00%, 1/1/2038	2,282,431	2,203,411
4.00%, 6/1/2038	1,615,226	1,568,129
4.00%, 7/15/2038	2,675,000	2,582,828
4.00%, 9/1/2038	86,773	83,966
4.00%, 2/1/2039	378,789	366,531
4.00%, 12/1/2039	1,530,242	1,469,537
4.00%, 9/1/2040	466,226	447,806
4.00%, 10/1/2040	83,709	80,402
4.00%, 12/1/2040	72,222	69,369
4.00%, 2/1/2041	103,037	98,966
4.00% 10/1/2041	384,489	369,096
4.00%, 12/1/2041	28,606	27,460
4.00%, 2/1/2042	198,923	190,887
4.00%, 4/1/2042	160,754	154,260
4.00%, 8/1/2042	1,577,678	1,499,328
4.00%, 12/1/2042	211,336	202,799
4.00%, 9/1/2043	163,523	156,894
4.00% 10/1/2043	241,510	231,720
4.00%, 12/1/2043	49,331	47,331
4.00%, 2/1/2044	53,835	51,652
4.00%, 4/1/2044	9,320,490	8,961,803
4.00%, 5/1/2044	202,629	194,195
4.00%, 6/1/2044	26,653	25,544
4.00% 7/1/2044	1,359,669	1,304,471
4.00% 8/1/2044	298,260	287,474
4.00%, 9/1/2044	15,294	14,657
4.00% 10/1/2044	21,355	20,466
4.00% 11/1/2044	364,895	349,708
4.00% 12/1/2044	1,167,384	1,126,864
4.00%, 1/1/2045	130,098	124,683
4.00% 3/1/2045	1,853,971	1,778,109
Security Description	Principal Amount	Value
4.00% 6/1/2045	$ 1,367,286	$ 1,310,258
4.00%, 7/1/2045	364,656	349,336
4.00%, 8/1/2045	290,610	278,830
4.00% 9/1/2045	284,271	272,328
4.00% 12/1/2045	1,531,912	1,469,562
4.00%, 2/1/2046	65,314	62,570
4.00% 3/1/2046	7,287,106	6,994,794
4.00% 4/1/2046	350,187	334,888
4.00%, 6/1/2046	108,894	104,658
4.00%, 7/1/2046	156,162	148,891
4.00% 9/1/2046	1,955,887	1,877,997
4.00%, 10/1/2046	579,457	552,478
4.00% 11/1/2046	2,958,371	2,838,803
4.00%, 12/1/2046	316,617	301,876
4.00%, 2/1/2047	129,946	124,798
4.00% 3/1/2047	441,268	420,486
4.00% 4/1/2047	9,638,839	9,250,550
4.00% 5/1/2047	633,055	603,837
4.00% 6/1/2047	2,036,276	1,938,543
4.00% 7/1/2047	1,883,725	1,803,969
4.00% 8/1/2047	428,563	409,220
4.00% 9/1/2047	4,218,479	4,021,601
4.00% 10/1/2047	4,032,531	3,838,986
4.00% 11/1/2047	269,627	256,685
4.00% 1/1/2048	4,926,698	4,690,236
4.00% 2/1/2048	4,382,048	4,171,902
4.00%, 4/1/2048	75,878	72,614
4.00% 5/1/2048	158,328	150,627
4.00% 6/1/2048	1,967,528	1,871,820
4.00% 7/1/2048	1,858,048	1,767,666
4.00% 8/1/2048	2,150,200	2,049,135
4.00% 9/1/2048	5,223,058	4,971,966
4.00% 10/1/2048	6,655,222	6,363,632
4.00% 11/1/2048	1,099,856	1,046,355
4.00% 12/1/2048	2,678,431	2,553,750
4.00% 1/1/2049	953,698	912,608
4.00% 2/1/2049	216,138	206,637
4.00% 3/1/2049	2,684,784	2,547,439
4.00%, 4/1/2049	213,589	205,682
4.00% 5/1/2049	2,240,802	2,141,831
4.00% 6/1/2049	5,831,956	5,560,295
4.00% 7/1/2049	5,810,926	5,563,944
4.00%, 8/1/2049	28,061	26,611
4.00%, 9/1/2049	1,780,947	1,688,889
4.00% 12/1/2049	1,925,511	1,833,945
4.00%, 3/1/2050	644,240	614,752
4.00% 4/1/2050	3,808,452	3,617,637
4.00% 6/1/2050	1,419,468	1,346,182
4.00%, 7/1/2050	447,485	424,382
4.00%, 8/1/2050	133,207	126,321
4.00%, 9/1/2050	679,869	644,726
4.00%, 10/1/2050	1,333,077	1,264,251
4.00%, 11/1/2050	168,007	159,323
4.00%, 12/1/2050	636,479	603,619
4.00%, 1/1/2051	996,125	944,635

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.00%, 8/1/2051	$ 757,402	$ 718,251
4.00% 4/1/2052	1,128,766	1,065,879
4.00% 5/1/2052	1,978,893	1,857,693
4.00%, 7/1/2052	931,654	884,638
4.00% 8/1/2052	19,989,909	18,796,926
4.00%, 10/1/2052	13,414,893	12,584,112
4.00%, 5/1/2053	8,727,993	8,186,672
4.50%, 11/1/2024	3,873	3,821
4.50%, 3/1/2029	249,304	245,012
4.50%, 4/1/2031	24,032	23,692
4.50%, 5/1/2038	2,363,813	2,316,722
4.50%, 7/15/2038	1,900,000	1,862,220
4.50%, 6/1/2040	612,991	604,781
4.50%, 8/1/2040	1,167,366	1,151,731
4.50%, 9/1/2040	1,049,041	1,034,991
4.50%, 5/1/2041	63,204	62,357
4.50%, 9/1/2041	33,997	33,520
4.50%, 1/1/2042	81,981	80,832
4.50% 10/1/2042	589,753	582,430
4.50% 9/1/2043	155,904	153,782
4.50%, 10/1/2043	83,412	82,191
4.50% 12/1/2043	511,287	504,703
4.50%, 3/1/2044	28,050	27,595
4.50%, 4/1/2044	11,559	11,372
4.50%, 5/1/2044	55,944	55,125
4.50% 6/1/2044	1,370,243	1,349,139
4.50%, 8/1/2044	296,900	292,924
4.50%, 10/1/2044	75,201	73,983
4.50%, 12/1/2044	233,644	230,742
4.50%, 5/1/2045	237,688	234,548
4.50%, 10/1/2045	497,492	490,211
4.50%, 5/1/2046	344,711	338,516
4.50%, 7/1/2046	95,677	94,488
4.50%, 8/1/2046	131,081	129,069
4.50%, 3/1/2047	1,963,484	1,921,048
4.50%, 5/1/2047	1,564,985	1,544,024
4.50%, 7/1/2047	294,181	290,023
4.50% 8/1/2047	1,005,862	984,123
4.50%, 9/1/2047	113,694	111,237
4.50%, 12/1/2047	117,907	115,359
4.50%, 1/1/2048	270,057	264,220
4.50% 2/1/2048	3,361,782	3,289,126
4.50%, 5/1/2048	797,753	782,138
4.50%, 6/1/2048	90,495	88,317
4.50% 7/1/2048	278,013	271,323
4.50% 8/1/2048	583,394	569,716
4.50% 9/1/2048	1,087,170	1,062,576
4.50% 10/1/2048	3,598,426	3,512,564
4.50% 11/1/2048	3,762,354	3,679,392
4.50%, 12/1/2048	99,373	96,982
4.50% 2/1/2049	4,637,626	4,523,940
4.50%, 3/1/2049	1,007,555	983,941
4.50%, 4/1/2049	187,913	183,145
4.50% 5/1/2049	1,809,554	1,765,629
4.50% 6/1/2049	567,445	553,047
Security Description	Principal Amount	Value
4.50%, 7/1/2049	$ 282,146	$ 274,987
4.50% 8/1/2049	2,904,657	2,847,688
4.50% 9/1/2049	1,894,399	1,846,333
4.50%, 11/1/2049	4,642,344	4,558,915
4.50%, 1/1/2050	258,787	252,559
4.50% 2/1/2050	938,100	914,297
4.50% 3/1/2050	4,587,985	4,480,484
4.50%, 4/1/2050	1,588,871	1,556,486
4.50%, 5/1/2050	890,639	868,041
4.50%, 6/1/2050	1,267,336	1,231,147
4.50% 9/1/2050	2,302,791	2,247,369
4.50%, 10/1/2050	398,425	388,836
4.50%, 12/1/2050	153,286	149,396
4.50%, 6/1/2052	1,606,055	1,546,058
4.50%, 7/1/2052	932,045	896,953
4.50% 8/1/2052	48,214,444	46,353,565
4.50%, 2/1/2053	2,918,895	2,808,998
4.50%, 3/1/2053	4,689,341	4,509,388
5.00%, 7/15/2038	2,000,000	1,985,716
5.00%, 6/1/2039	174,420	174,001
5.00%, 8/1/2039	223,766	225,447
5.00%, 6/1/2040	86,275	86,941
5.00%, 7/1/2040	43,653	43,990
5.00%, 9/1/2040	40,493	40,806
5.00%, 2/1/2041	29,761	29,991
5.00%, 6/1/2041	557,299	561,659
5.00%, 3/1/2042	78,158	78,761
5.00%, 7/1/2044	32,311	32,448
5.00%, 1/1/2045	17,426	17,500
5.00%, 5/1/2048	290,187	288,725
5.00%, 7/1/2048	171,052	170,190
5.00% 8/1/2048	217,233	217,209
5.00%, 9/1/2048	456,529	454,228
5.00%, 10/1/2048	776,362	772,449
5.00%, 11/1/2048	467,175	464,820
5.00%, 1/1/2049	74,109	73,735
5.00%, 8/1/2049	746,409	742,647
5.00%, 10/1/2049	535,313	532,615
5.00%, 12/1/2049	6,543,338	6,510,360
5.00%, 3/1/2050	775,228	770,665
5.00%, 9/1/2052	1,894,034	1,861,730
5.00% 10/1/2052	5,660,816	5,567,881
5.00%, 6/1/2053	9,950,649	9,746,549
5.50%, 1/1/2035	144,372	146,763
5.50%, 4/1/2036	69,327	70,834
5.50%, 11/1/2038	34,928	35,921
5.50%, 12/1/2038	14,537	14,912
5.50%, 12/1/2039	28,049	28,847
5.50%, 7/1/2041	59,888	61,416
5.50%, 4/1/2050	716,084	733,664
5.50%, 12/1/2052	2,940,088	2,944,076
5.50% 2/1/2053	3,652,893	3,667,634
5.50% 5/1/2053	20,793,719	20,699,538
6.00%, 1/1/2037	15,029	15,774
6.00%, 9/1/2037	20,504	21,520

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
6.00%, 9/1/2039	$ 15,902	$ 16,733
6.00%, 6/1/2040	38,736	40,656
6.00%, 10/1/2040	49,333	51,911
6.00%, 12/1/2052	1,903,209	1,940,610
6.00%, 1/1/2053	21,599,193	21,784,766
6.00%, 5/1/2053	5,902,891	5,953,769
6.00%, 7/15/2053	12,875,000	12,984,695
6.50%, 7/15/2053	8,225,000	8,396,985
TBA, 2.00%, 7/15/2053	15,300,000	12,466,731
TBA, 2.50%, 7/15/2038	2,700,000	2,457,761
TBA, 2.50%, 7/15/2053	14,675,000	12,435,712
TBA, 3.00%, 7/15/2053	9,875,000	8,688,143
TBA, 3.50%, 7/15/2038	5,000,000	4,754,995
TBA, 3.50%, 7/15/2053	25,050,000	22,816,818
TBA, 4.00%, 7/15/2053	9,250,000	8,677,897
TBA, 4.50%, 7/15/2053	9,450,000	9,083,349
TBA, 5.00%, 7/15/2053	31,775,000	31,124,184
TBA, 5.50%, 7/15/2053	29,975,000	29,827,733
Government National Mortgage Association:
1.50%, 2/20/2051	789,405	638,427
1.50%, 9/20/2051	877,699	705,866
1.50%, 10/20/2051	439,778	353,246
1.50%, 11/20/2051	445,751	357,734
2.00%, 8/20/2050	3,839,841	3,243,944
2.00%, 9/20/2050	2,606,414	2,201,286
2.00%, 11/20/2050	2,040,919	1,723,256
2.00%, 12/20/2050	9,486,412	8,004,862
2.00%, 1/20/2051	22,123,512	18,643,384
2.00%, 2/20/2051	3,720,239	3,135,821
2.00% 3/20/2051	18,589,785	15,653,453
2.00%, 4/20/2051	16,140,937	13,597,349
2.00%, 5/20/2051	16,792,619	14,142,184
2.00%, 6/20/2051	27,327,961	23,007,941
2.00%, 7/20/2051	2,987,403	2,514,414
2.00%, 8/20/2051	10,665,929	8,974,579
2.00%, 9/20/2051	11,592,696	9,751,518
2.00%, 10/20/2051	9,628,841	8,097,186
2.00%, 11/20/2051	11,041,295	9,282,232
2.00%, 12/20/2051	14,397,467	12,100,150
2.00%, 1/20/2052	28,512,796	23,956,133
2.00%, 3/20/2052	4,623,021	3,882,605
2.00%, 4/20/2052	3,539,357	2,972,500
2.00%, 5/20/2052	3,263,906	2,741,164
2.50%, 1/20/2043	32,463	28,664
2.50%, 3/20/2043	199,047	174,807
2.50%, 8/20/2046	513,954	451,138
2.50%, 10/20/2046	109,944	96,506
2.50%, 12/20/2046	1,122,869	985,631
2.50%, 9/20/2048	5,568,902	4,888,268
2.50%, 12/20/2049	670,222	580,484
2.50%, 1/20/2050	736,081	637,525
2.50%, 2/20/2050	853,938	745,014
2.50%, 6/20/2050	1,975,507	1,721,328
2.50%, 7/20/2050	2,305,076	2,007,853
Security Description	Principal Amount	Value
2.50%, 8/20/2050	$ 7,282,524	$ 6,341,473
2.50%, 9/20/2050	12,013,045	10,457,380
2.50%, 10/20/2050	14,280,684	12,427,400
2.50%, 11/20/2050	1,142,606	994,006
2.50%, 12/20/2050	6,851,384	5,962,314
2.50%, 1/20/2051	19,181,727	16,676,433
2.50% 2/20/2051	21,294,998	18,472,988
2.50% 3/20/2051	10,326,443	8,958,970
2.50% 4/20/2051	15,842,354	13,746,444
2.50%, 5/20/2051	2,392,294	2,075,776
2.50%, 6/20/2051	17,152,111	14,875,599
2.50%, 7/20/2051	13,667,336	11,851,444
2.50%, 8/20/2051	4,438,493	3,847,544
2.50%, 9/20/2051	7,290,309	6,317,638
2.50%, 10/20/2051	10,222,470	8,855,749
2.50%, 11/20/2051	7,436,942	6,440,571
2.50%, 12/20/2051	887,555	768,644
2.50%, 1/20/2052	15,785,152	13,665,934
2.50%, 2/20/2052	11,297,038	9,777,226
2.50%, 3/20/2052	1,651,386	1,429,776
2.50%, 4/20/2052	7,737,268	6,697,758
2.50%, 5/20/2052	5,594,218	4,842,629
2.50%, 6/20/2052	3,244,730	2,808,797
2.50%, 7/20/2052	3,403,486	2,946,224
2.50%, 8/20/2052	1,640,316	1,419,938
2.50%, 9/20/2052	704,977	610,263
2.50%, 12/20/2052	2,447,299	2,118,880
3.00%, 5/20/2032	130,883	122,660
3.00%, 5/15/2042	49,410	44,947
3.00%, 7/20/2042	93,956	85,853
3.00%, 8/20/2042	8,303,587	7,587,421
3.00%, 9/20/2042	143,777	131,676
3.00%, 12/20/2042	120,129	109,769
3.00%, 1/20/2043	179,200	163,745
3.00%, 3/20/2043	587,775	536,055
3.00% 4/20/2043	144,489	131,775
3.00%, 7/20/2043	2,785,118	2,540,045
3.00%, 8/20/2043	243,749	222,301
3.00%, 10/20/2043	567,107	517,205
3.00%, 1/20/2044	64,761	59,063
3.00%, 8/20/2044	761,421	694,420
3.00%, 11/20/2044	85,772	78,141
3.00%, 12/20/2044	169,827	154,717
3.00%, 2/15/2045	61,128	55,371
3.00%, 3/15/2045	33,260	30,073
3.00%, 3/20/2045	17,133	15,595
3.00%, 4/20/2045	5,019,229	4,569,545
3.00%, 5/20/2045	72,026	65,560
3.00%, 6/20/2045	6,245,397	5,684,693
3.00%, 7/20/2045	752,340	684,796
3.00%, 8/20/2045	33,500	30,493
3.00%, 9/20/2045	204,815	186,427
3.00%, 12/20/2045	85,880	78,170
3.00%, 1/20/2046	304,189	276,879
3.00% 2/20/2046	3,721,729	3,391,553

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.00%, 5/20/2046	$ 96,746	$ 87,951
3.00%, 6/20/2046	3,012,835	2,741,398
3.00%, 7/20/2046	69,756	63,484
3.00%, 8/20/2046	6,726,031	6,114,616
3.00%, 9/20/2046	2,827,601	2,570,564
3.00%, 10/20/2046	2,197,310	1,997,569
3.00%, 12/20/2046	527,906	479,918
3.00%, 1/20/2047	2,246,275	2,042,083
3.00%, 2/20/2047	162,038	147,308
3.00%, 6/20/2047	44,040	39,905
3.00%, 7/20/2047	2,984,839	2,704,536
3.00%, 9/20/2047	56,376	51,082
3.00%, 10/20/2047	1,316,393	1,192,772
3.00%, 11/20/2047	2,863,179	2,594,301
3.00%, 12/20/2047	1,435,570	1,300,757
3.00%, 1/20/2048	545,636	494,396
3.00%, 2/20/2048	251,779	228,135
3.00%, 3/20/2048	319,944	289,898
3.00%, 4/20/2048	445,532	403,692
3.00%, 9/20/2048	227,921	206,517
3.00%, 12/20/2048	97,752	88,572
3.00%, 6/20/2049	82,411	74,672
3.00%, 8/20/2049	1,315,474	1,187,466
3.00%, 9/20/2049	2,091,098	1,889,024
3.00%, 11/20/2049	2,134,762	1,924,660
3.00%, 12/20/2049	1,224,366	1,103,864
3.00%, 1/20/2050	12,160,858	10,960,618
3.00%, 2/20/2050	3,385,919	3,053,410
3.00%, 3/20/2050	673,277	606,281
3.00%, 4/20/2050	9,834,627	8,864,000
3.00%, 5/20/2050	7,759,481	6,993,000
3.00%, 6/20/2050	9,629,606	8,676,503
3.00%, 7/20/2050	9,842,930	8,866,572
3.00%, 8/20/2050	4,506,191	4,054,320
3.00%, 9/20/2050	1,529,224	1,375,877
3.00%, 10/20/2050	1,184,925	1,066,020
3.00%, 12/20/2050	1,413,142	1,270,999
3.00%, 1/20/2051	2,014,174	1,811,266
3.00%, 2/20/2051	106,528	95,780
3.00%, 5/20/2051	5,706,334	5,123,254
3.00%, 6/20/2051	1,590,975	1,427,965
3.00%, 7/20/2051	3,233,784	2,901,554
3.00%, 8/20/2051	6,091,983	5,464,418
3.00%, 12/20/2051	6,298,009	5,636,091
3.00%, 1/20/2052	2,177,377	1,950,050
3.00%, 3/20/2052	2,468,529	2,206,160
3.00%, 5/20/2052	7,534,272	6,738,030
3.00%, 6/20/2052	3,426,423	3,059,502
3.00%, 8/20/2052	2,826,225	2,527,542
3.00%, 9/20/2052	2,944,213	2,633,880
3.00%, 1/20/2053	2,057,609	1,839,348
3.50%, 12/20/2041	1,572,541	1,485,847
3.50%, 2/15/2042	75,344	70,981
3.50%, 4/15/2042	25,734	24,244
3.50%, 4/20/2042	896,526	846,480
Security Description	Principal Amount	Value
3.50%, 6/20/2042	$ 194,370	$ 183,520
3.50%, 9/20/2042	635,494	600,019
3.50%, 10/20/2042	788,605	744,584
3.50%, 11/20/2042	13,094	12,320
3.50% 2/20/2043	521,976	492,503
3.50% 3/20/2043	101,468	95,556
3.50% 4/20/2043	105,763	99,865
3.50%, 5/20/2043	85,593	80,721
3.50%, 6/20/2043	829,700	782,474
3.50%, 7/20/2043	457,004	430,992
3.50%, 9/20/2043	100,054	94,360
3.50%, 10/20/2043	514,004	484,747
3.50%, 11/20/2043	458,567	432,466
3.50%, 1/20/2044	62,130	58,594
3.50%, 3/20/2044	703,146	663,124
3.50%, 4/20/2044	70,190	66,142
3.50%, 5/20/2044	76,609	72,191
3.50%, 6/20/2044	1,779,136	1,676,543
3.50%, 7/20/2044	36,532	34,425
3.50%, 8/20/2044	53,671	50,576
3.50%, 10/20/2044	1,457,815	1,373,750
3.50%, 11/20/2044	138,787	130,784
3.50%, 12/20/2044	14,678	13,832
3.50%, 1/20/2045	522,971	492,814
3.50%, 2/20/2045	637,583	600,817
3.50%, 3/20/2045	17,614	16,532
3.50% 4/20/2045	1,672,583	1,569,608
3.50%, 5/20/2045	149,039	139,882
3.50%, 6/20/2045	31,750	29,799
3.50%, 7/20/2045	265,707	249,380
3.50%, 8/20/2045	164,088	154,006
3.50%, 9/20/2045	83,750	78,604
3.50%, 10/20/2045	282,364	265,415
3.50%, 11/20/2045	730,810	685,906
3.50%, 12/20/2045	20,921	19,636
3.50% 1/20/2046	3,680,557	3,454,407
3.50% 2/20/2046	3,636,822	3,413,361
3.50%, 4/20/2046	1,755,471	1,646,156
3.50%, 5/20/2046	705,109	661,201
3.50%, 6/20/2046	435,839	408,698
3.50%, 7/20/2046	6,936,774	6,504,810
3.50%, 8/20/2046	274,990	257,866
3.50%, 9/20/2046	311,501	292,104
3.50%, 10/20/2046	349,293	327,868
3.50%, 11/20/2046	1,632,014	1,530,386
3.50%, 12/20/2046	1,051,668	986,179
3.50%, 1/20/2047	67,459	63,258
3.50%, 2/20/2047	752,878	705,995
3.50%, 3/20/2047	296,314	277,009
3.50%, 5/20/2047	226,427	212,268
3.50%, 6/20/2047	123,308	115,597
3.50%, 7/20/2047	149,118	139,554
3.50%, 8/20/2047	262,567	245,461
3.50%, 9/20/2047	1,972,211	1,843,721
3.50%, 10/20/2047	1,889,747	1,766,630

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
3.50%, 12/20/2047	$ 1,032,244	$ 964,993
3.50%, 1/20/2048	4,476,902	4,185,231
3.50% 2/20/2048	848,792	793,988
3.50%, 4/20/2048	121,643	113,717
3.50%, 5/20/2048	1,021,565	955,010
3.50%, 6/20/2048	54,344	50,804
3.50%, 8/20/2048	39,214	36,640
3.50%, 10/20/2048	535,649	500,483
3.50%, 11/20/2048	642,250	600,085
3.50%, 2/20/2049	55,681	52,025
3.50%, 3/20/2049	129,527	121,023
3.50%, 6/20/2049	2,105,043	1,966,236
3.50%, 7/20/2049	683,213	638,070
3.50%, 8/20/2049	1,025,186	957,309
3.50%, 9/20/2049	2,011,401	1,877,685
3.50%, 10/20/2049	6,639,262	6,197,892
3.50%, 12/20/2049	1,886,949	1,760,998
3.50%, 1/20/2050	7,535,776	7,032,777
3.50%, 2/20/2050	6,453,281	6,022,537
3.50%, 3/20/2050	2,056,405	1,919,144
3.50%, 5/20/2050	1,521,899	1,420,110
3.50%, 6/20/2050	6,361,633	5,903,414
3.50%, 7/20/2050	1,733,962	1,617,522
3.50%, 11/20/2050	880,787	821,877
3.50%, 12/20/2050	3,726,007	3,456,478
3.50%, 1/20/2051	1,402,441	1,300,992
3.50%, 2/20/2051	1,334,397	1,244,969
3.50%, 5/20/2051	255,454	236,699
3.50%, 6/20/2051	3,115,798	2,887,044
3.50%, 7/20/2051	554,995	514,334
3.50%, 8/20/2051	7,704,413	7,125,868
3.50%, 9/20/2051	2,455,252	2,270,880
3.50%, 4/20/2052	1,675,808	1,546,255
3.50%, 6/20/2052	3,323,019	3,066,124
3.50%, 7/20/2052	4,503,988	4,155,795
3.50%, 10/20/2052	4,982,945	4,597,726
3.50%, 12/20/2052	6,429,714	5,932,649
3.50%, 3/20/2053	300,648	278,852
4.00%, 2/15/2040	4,476	4,324
4.00%, 4/15/2040	41,877	40,462
4.00%, 12/20/2040	3,108,483	3,026,056
4.00%, 11/20/2041	41,007	39,796
4.00%, 2/20/2042	43,810	42,516
4.00%, 5/20/2042	40,521	39,154
4.00%, 8/20/2042	18,969	18,329
4.00%, 8/20/2043	44,415	42,903
4.00%, 11/20/2043	263,139	254,180
4.00%, 3/20/2044	44,840	43,271
4.00%, 5/20/2044	308,268	297,483
4.00%, 7/15/2044	53,929	51,630
4.00%, 7/20/2044	46,839	45,200
4.00%, 8/20/2044	113,637	109,662
4.00%, 12/20/2044	120,550	116,333
4.00%, 1/20/2045	43,145	41,636
4.00%, 2/20/2045	129,801	125,260
Security Description	Principal Amount	Value
4.00%, 5/15/2045	$ 14,996	$ 14,354
4.00%, 6/15/2045	21,789	20,802
4.00%, 7/20/2045	149,670	144,211
4.00%, 8/20/2045	27,237	26,244
4.00%, 10/20/2045	53,411	51,462
4.00%, 11/20/2045	144,499	139,228
4.00%, 1/20/2046	34,443	33,187
4.00%, 4/20/2046	114,512	110,335
4.00%, 5/20/2046	250,115	240,993
4.00%, 1/20/2047	194,342	186,994
4.00%, 3/20/2047	119,625	115,102
4.00%, 4/20/2047	29,581	28,375
4.00%, 5/20/2047	73,393	70,400
4.00%, 6/20/2047	78,216	75,027
4.00%, 7/20/2047	1,603,190	1,541,443
4.00%, 8/20/2047	85,740	82,244
4.00%, 9/20/2047	417,050	400,044
4.00%, 11/20/2047	1,241,011	1,190,409
4.00%, 2/20/2048	2,426,548	2,327,606
4.00%, 3/20/2048	1,271,668	1,219,816
4.00%, 4/20/2048	3,119,629	2,985,825
4.00%, 5/20/2048	1,763,749	1,688,100
4.00%, 6/20/2048	2,878,271	2,754,818
4.00%, 8/20/2048	1,316,202	1,259,748
4.00%, 9/20/2048	144,174	137,990
4.00%, 10/20/2048	270,567	258,962
4.00%, 11/20/2048	192,662	184,398
4.00%, 2/20/2049	318,885	305,208
4.00%, 3/20/2049	840,499	804,449
4.00%, 4/20/2049	273,851	261,973
4.00%, 5/20/2049	1,976,097	1,890,386
4.00%, 6/20/2049	2,590,711	2,478,342
4.00%, 7/20/2049	7,337,523	7,019,265
4.00%, 10/20/2049	689,835	659,914
4.00%, 11/20/2049	104,754	100,210
4.00%, 12/20/2049	548,061	524,290
4.00%, 1/20/2050	711,022	680,182
4.00%, 2/20/2050	356,279	340,826
4.00%, 3/20/2050	5,019,365	4,801,655
4.00%, 6/20/2050	4,165,075	3,984,419
4.00%, 7/20/2050	877,514	839,877
4.00%, 8/20/2050	565,517	540,988
4.00%, 11/20/2051	1,690,715	1,614,610
4.00%, 5/20/2052	548,347	518,097
4.00%, 6/20/2052	1,482,216	1,401,196
4.00%, 7/20/2052	499,844	472,269
4.00%, 9/20/2052	13,784,950	13,024,492
4.00%, 10/20/2052	12,513,158	11,822,859
4.00%, 11/20/2052	5,712,218	5,397,099
4.50%, 6/15/2039	7,701	7,617
4.50%, 4/15/2040	40,854	40,400
4.50%, 6/15/2040	25,652	25,366
4.50%, 9/20/2040	38,941	38,560
4.50%, 3/15/2041	22,692	22,440
4.50% 4/20/2041	1,466,432	1,456,304

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Principal Amount	Value
4.50%, 6/15/2041	$ 8,933	$ 8,830
4.50%, 7/15/2041	20,465	20,228
4.50%, 7/20/2041	75,241	74,721
4.50%, 12/20/2041	64,099	63,472
4.50%, 10/20/2043	16,077	15,848
4.50%, 12/20/2043	45,077	44,434
4.50%, 1/20/2044	37,136	36,607
4.50%, 4/20/2044	51,363	50,630
4.50%, 5/20/2045	25,753	25,376
4.50%, 6/20/2045	535,512	527,878
4.50%, 10/20/2045	36,680	36,142
4.50%, 11/20/2045	99,091	97,638
4.50%, 1/20/2046	1,944,282	1,915,771
4.50%, 2/20/2046	325,539	320,765
4.50%, 6/20/2046	75,717	74,638
4.50%, 7/20/2046	39,588	39,008
4.50%, 12/20/2046	177,014	174,491
4.50%, 3/20/2047	419,759	413,073
4.50%, 6/20/2047	412,355	404,691
4.50%, 8/20/2047	56,947	55,889
4.50%, 12/20/2047	31,451	30,772
4.50%, 1/20/2048	61,195	59,873
4.50%, 3/20/2048	613,893	600,632
4.50%, 4/20/2048	687,566	672,714
4.50%, 6/20/2048	375,619	367,323
4.50%, 7/20/2048	388,849	380,260
4.50%, 8/20/2048	808,292	790,439
4.50%, 9/20/2048	1,167,822	1,142,028
4.50%, 11/20/2048	62,862	61,473
4.50%, 12/20/2048	1,350,490	1,320,662
4.50%, 1/20/2049	3,112,094	3,043,357
4.50%, 2/20/2049	343,321	335,738
4.50%, 4/20/2049	168,615	164,891
4.50%, 5/20/2049	141,354	138,232
4.50%, 6/20/2049	3,150,532	3,080,946
4.50%, 7/20/2049	776,171	759,027
4.50%, 9/20/2049	306,641	299,869
4.50%, 2/20/2050	1,910,283	1,868,091
4.50%, 4/20/2050	2,937,266	2,871,876
4.50%, 5/20/2050	526,538	514,908
4.50%, 10/20/2050	2,640,333	2,582,016
4.50%, 12/20/2050	509,943	498,680
4.50%, 12/20/2051	716,172	700,354
4.50%, 10/20/2052	2,052,819	1,980,377
4.50%, 12/20/2052	13,879,919	13,390,110
4.50%, 1/20/2053	14,697,040	14,178,396
4.50%, 3/20/2053	5,012,510	4,835,624
5.00%, 12/15/2038	14,053	14,145
5.00%, 5/15/2039	20,617	20,729
5.00%, 5/20/2041	447,004	452,161
5.00%, 11/20/2042	56,988	57,735
5.00%, 3/20/2043	13,635	13,801
5.00%, 4/20/2043	34,210	34,659
5.00%, 5/20/2043	11,292	11,440
5.00%, 8/20/2043	49,360	49,938
Security Description	Principal Amount	Value
5.00%, 5/20/2044	$ 29,757	$ 30,106
5.00%, 6/20/2044	17,473	17,678
5.00%, 7/20/2044	44,330	44,842
5.00%, 12/20/2045	224,337	226,966
5.00%, 4/20/2048	22,342	22,335
5.00%, 5/20/2048	132,330	132,084
5.00%, 7/20/2048	45,515	45,430
5.00%, 10/20/2048	66,311	66,058
5.00%, 12/20/2048	162,777	162,156
5.00%, 1/20/2049	543,614	541,539
5.00%, 2/20/2049	438,703	437,028
5.00%, 4/20/2049	197,623	196,868
5.00%, 6/20/2049	1,273,751	1,268,889
5.00%, 7/20/2049	178,412	178,081
5.00%, 5/20/2050	494,557	494,399
5.00%, 11/20/2052	11,098,744	10,903,038
5.00%, 12/20/2052	10,766,673	10,576,823
5.00%, 5/20/2053	12,013,709	11,797,509
5.50%, 9/15/2035	25,911	26,301
5.50%, 7/15/2038	7,706	7,867
5.50%, 3/15/2039	45,554	46,876
5.50%, 2/20/2049	46,791	47,271
5.50%, 12/20/2052	11,026,366	10,974,642
5.50%, 5/20/2053	7,415,887	7,380,881
6.00%, 8/15/2040	14,318	14,946
6.00%, 9/15/2040	25,592	26,829
6.00%, 1/20/2046	65,281	67,071
6.00%, 12/20/2052	5,404,688	5,439,236
6.00%, 1/20/2053	2,118,013	2,131,552
6.00%, 4/20/2053	994,877	1,002,566
6.50%, 1/20/2053	3,447,343	3,508,766
6.50%, 2/20/2053	494,551	503,363
TBA, 2.00%, 7/20/2053	8,925,000	7,496,804
TBA, 2.50%, 7/20/2053	9,050,000	7,830,377
TBA, 3.00%, 7/20/2053	4,950,000	4,420,791
TBA, 3.50%, 7/20/2053	5,050,000	4,660,589
TBA, 4.00%, 7/20/2053	5,775,000	5,458,068
TBA, 4.50%, 7/20/2053	3,800,000	3,666,521
TBA, 5.00%, 7/20/2053	12,925,000	12,694,237
TBA, 5.50%, 7/20/2053	13,300,000	13,236,506
TBA, 6.00%, 7/20/2053	13,125,000	13,204,537
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,943,724,403)		4,357,706,051

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (a) (b) (Cost $267,473,851)	267,420,369	$ 267,473,853
TOTAL INVESTMENTS — 105.5% (Cost $5,211,198,254)		4,625,179,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(242,703,181)
NET ASSETS — 100.0%		$ 4,382,476,723
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2023.
TBA	To Be Announced
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$4,357,706,051	$—	$4,357,706,051
Short-Term Investment	267,473,853	—	—	267,473,853
TOTAL INVESTMENTS	$267,473,853	$4,357,706,051	$—	$4,625,179,904

Affiliate Table
	Number of Shares Held at 6/30/22	Value at 6/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	106,300,902	$106,290,272	$1,262,080,513	$1,100,984,472	$119,996	$(32,456)	267,420,369	$267,473,853	$9,146,640
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,614,139,132	$6,195,390,164	$ 695,653,352
Investments in affiliated issuers, at value	246,684,127	383,363,913	12,648,862
Total Investments	6,860,823,259	6,578,754,077	708,302,214
Foreign currency, at value	1,036	425	—
Cash	—	29,101	494
Receivable for investments sold	70,248,107	131,971,748	20,906,220
Receivable for fund shares sold	30,326,507	371,845,707	11,455,499
Dividends receivable — affiliated issuers	530,708	92,858	5,879
Interest receivable — unaffiliated issuers	44,025,925	63,308,581	9,066,392
Securities lending income receivable — unaffiliated issuers	7,583	27,375	1,298
Securities lending income receivable — affiliated issuers	60,247	112,437	8,197
Receivable for foreign taxes recoverable	24,385	89,486	—
Due from Broker	384,712	—	—
Other receivable	4,566	1,470	986
TOTAL ASSETS	7,006,437,035	7,146,233,265	749,747,179
LIABILITIES
Due to Broker	720,000	—	—
Due to custodian	3,113,731	—	—
Payable upon return of securities loaned	138,998,825	349,399,765	12,406,265
Payable for investments purchased	189,315,373	380,100,703	11,415,600
Payable for fund shares repurchased	—	128,226,313	18,378,514
Advisory fee payable	150,037	201,095	23,065
Trustees’ fees and expenses payable	2,886	2,720	276
TOTAL LIABILITIES	332,300,852	857,930,596	42,223,720
NET ASSETS	$6,674,136,183	$6,288,302,669	$ 707,523,459
NET ASSETS CONSIST OF:
Paid-in Capital	$7,443,513,877	$6,841,523,450	$ 872,625,275
Total distributable earnings (loss)	(769,377,694)	(553,220,781)	(165,101,816)
NET ASSETS	$6,674,136,183	$6,288,302,669	$ 707,523,459
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.35	$ 32.08	$ 23.16
Shares outstanding (unlimited amount authorized, $0.01 par value)	263,300,264	196,000,072	30,549,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$7,294,753,820	$6,601,668,385	$ 820,332,284
Investments in affiliated issuers	246,682,046	383,363,913	12,648,862
Total cost of investments	$7,541,435,866	$6,985,032,298	$ 832,981,146
Foreign currency, at cost	$ 1,036	$ 407	$ —
* Includes investments in securities on loan, at value	$ 209,592,471	$ 624,053,133	$ 22,600,266
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 6,933,782,113	$7,921,342,374	$5,544,952,448	$1,666,465,225	$4,356,739,853
101,063,948	409,027,721	74,600,128	57,698,677	114,002,345
7,034,846,061	8,330,370,095	5,619,552,576	1,724,163,902	4,470,742,198
—	—	—	—	—
—	—	—	2,285	—
96,186,895	172,932,016	125,462,155	20,613,784	54,092,535
311,377,485	108,727,557	489,213,240	—	565,361,575
16,919	282,294	27,308	6,754	16,919
57,962,351	73,532,071	35,180,347	5,389,557	25,507,131
—	8,118	—	—	—
36,286	69,985	57,714	4,238	33,318
—	95,625	—	—	—
—	—	—	—	—
1,746	165	489	—	947
7,500,427,743	8,686,017,926	6,269,493,829	1,750,180,520	5,115,754,623

—	—	—	—	—
—	12,202,586	—	—	—
100,014,610	212,370,830	68,740,559	56,402,073	106,444,568
309,055,143	392,931,763	487,480,152	12,272,982	577,251,040
80,681,786	44,091,138	115,123,344	—	36,767,017
334,283	265,037	272,494	169,169	209,205
2,537	3,390	1,547	1,215	1,724
490,088,359	661,864,744	671,618,096	68,845,439	720,673,554
$ 7,010,339,384	$8,024,153,182	$5,597,875,733	$1,681,335,081	$4,395,081,069

$ 8,783,453,613	$8,372,248,504	$5,765,938,735	$1,980,902,597	$4,717,321,377
(1,773,114,229)	(348,095,322)	(168,063,002)	(299,567,516)	(322,240,308)
$ 7,010,339,384	$8,024,153,182	$5,597,875,733	$1,681,335,081	$4,395,081,069

$ 29.88	$ 29.39	$ 28.78	$ 25.83	$ 28.28
234,600,000	273,000,000	194,500,000	65,100,450	155,400,336

$ 8,619,673,412	$8,107,712,005	$5,654,368,469	$ 1,904,074,311	$4,594,728,956
101,063,948	409,027,721	74,600,128	57,698,677	114,002,345
$ 8,720,737,360	$8,516,739,726	$5,728,968,597	$1,961,772,988	$4,708,731,301
$ —	$ —	$ —	$ —	$ —
$ 98,995,092	$ 328,914,135	$ 67,345,982	$ 55,439,451	$ 104,418,779

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2023

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,084,840,073	$702,503,589	$4,357,706,051
Investments in affiliated issuers, at value	98,464,056	30,590,177	267,473,853
Total Investments	1,183,304,129	733,093,766	4,625,179,904
Net cash at broker	—	—	430,030
Cash	447,334	—	6,924
Receivable for investments sold	4,387,559	2,830,136	—
Receivable for fund shares sold	9,094,051	2,865,203	2,184,679
Dividends receivable — affiliated issuers	35,712	9,473	1,064,544
Interest receivable — unaffiliated issuers	19,376,261	7,865,031	11,353,815
Securities lending income receivable — unaffiliated issuers	6,660	4,283	—
Securities lending income receivable — affiliated issuers	84,337	13,423	—
Receivable from Adviser	—	—	24,760
Receivable for foreign taxes recoverable	31,371	8,581	—
Other receivable	—	31	—
TOTAL ASSETS	1,216,767,414	746,689,927	4,640,244,656
LIABILITIES
Due to custodian	102	37,646	—
Payable upon return of securities loaned	94,889,135	28,956,552	—
Payable for investments purchased	12,623,394	3,367,298	257,622,614
Advisory fee payable	89,328	17,325	143,532
Trustees’ fees and expenses payable	327	189	1,787
TOTAL LIABILITIES	107,602,286	32,379,010	257,767,933
NET ASSETS	$1,109,165,128	$714,310,917	$4,382,476,723
NET ASSETS CONSIST OF:
Paid-in Capital	$ 1,206,999,411	$755,562,445	$5,152,815,420
Total distributable earnings (loss)	(97,834,283)	(41,251,528)	(770,338,697)
NET ASSETS	$1,109,165,128	$714,310,917	$4,382,476,723
NET ASSET VALUE PER SHARE
Net asset value per share	$ 22.78	$ 28.80	$ 21.85
Shares outstanding (unlimited amount authorized, $0.01 par value)	48,700,000	24,800,000	200,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,156,606,703	$739,644,658	$4,943,724,403
Investments in affiliated issuers	98,464,053	30,590,177	267,473,851
Total cost of investments	$1,255,070,756	$770,234,835	$ 5,211,198,254
* Includes investments in securities on loan, at value	$ 98,666,523	$ 68,117,315	$ —
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 180,205,293	$ 204,170,473	$ 28,204,296
Dividend income — affiliated issuers	6,224,279	619,540	64,825
Unaffiliated securities lending income	56,121	163,138	4,127
Affiliated securities lending income	905,250	1,205,985	82,086
Foreign taxes withheld	(9,483)	(20,960)	—
TOTAL INVESTMENT INCOME (LOSS)	187,381,460	206,138,176	28,355,334
EXPENSES
Advisory fee	1,919,879	2,439,453	247,686
Trustees’ fees and expenses	74,609	69,431	7,102
Proxy voting expenses	263,293	252,968	26,844
Miscellaneous expenses	3,053	4,691	2,041
TOTAL EXPENSES	2,260,834	2,766,543	283,673
Expenses waived/reimbursed by the Adviser	(185,588)	—	—
NET EXPENSES	2,075,246	2,766,543	283,673
NET INVESTMENT INCOME (LOSS)	$ 185,306,214	$ 203,371,633	$ 28,071,661
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(32,620,001)	(89,602,533)	(25,147,273)
Investments — affiliated issuers	32,405	3,531	11
In-kind redemptions — unaffiliated issuers	(170,075,539)	(96,280,720)	(53,040,815)
Net realized gain (loss)	(202,663,135)	(185,879,722)	(78,188,077)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(39,892,075)	86,044,041	39,431,465
Investments — affiliated issuers	27,542	92	—
Foreign currency translations	—	18	—
Net change in unrealized appreciation/depreciation	(39,864,533)	86,044,151	39,431,465
NET REALIZED AND UNREALIZED GAIN (LOSS)	(242,527,668)	(99,835,571)	(38,756,612)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (57,221,454)	$ 103,536,062	$(10,684,951)
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

176,316,964	232,793,419	$122,372,094	$ 106,019,759	$ 95,431,889
433,128	1,254,296	256,407	114,639	214,311
—	43,853	8,116	—	—
922,278	675,790	909,296	239,512	406,379
(68)	(23,070)	—	—	—
177,672,302	234,744,288	123,545,913	106,373,910	96,052,579

3,633,132	3,042,497	2,623,884	2,703,845	2,478,665
68,574	88,825	45,945	30,238	47,080
246,694	312,256	144,834	117,236	178,843
2,856	5,386	1,989	1,140	1,978
3,951,256	3,448,964	2,816,652	2,852,459	2,706,566
—	—	—	—	—
3,951,256	3,448,964	2,816,652	2,852,459	2,706,566
$ 173,721,046	$ 231,295,324	$120,729,261	$ 103,521,451	$ 93,346,013

(39,806,436)	(137,755,392)	(59,591,356)	(38,172,595)	(66,037,389)
—	—	—	—	—
(260,971,629)	(53,507,410)	(39,902,679)	(159,627,977)	(253,107,060)
(300,778,065)	(191,262,802)	(99,494,035)	(197,800,572)	(319,144,449)

(232,172,581)	100,084,299	5,886,207	61,906,747	126,980,306
—	—	—	—	—
—	—	—	—	—
(232,172,581)	100,084,299	5,886,207	61,906,747	126,980,306
(532,950,646)	(91,178,503)	(93,607,828)	(135,893,825)	(192,164,143)
$(359,229,600)	$ 140,116,821	$ 27,121,433	$ (32,372,374)	$ (98,818,130)

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2023

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 61,628,561	$ 22,948,114	$ 102,084,326
Dividend income — affiliated issuers	221,002	82,835	9,146,640
Unaffiliated securities lending income	70,534	18,998	—
Affiliated securities lending income	802,951	107,224	—
Foreign taxes withheld	—	(1,276)	—
TOTAL INVESTMENT INCOME (LOSS)	62,723,048	23,155,895	111,230,966
EXPENSES
Advisory fee	893,959	157,778	1,615,623
Trustees’ fees and expenses	9,450	5,195	47,051
Proxy voting expenses	32,494	16,130	167,584
Miscellaneous expenses	437	236	1,920
TOTAL EXPENSES	936,340	179,339	1,832,178
Expenses waived/reimbursed by the Adviser	—	—	(278,695)
NET EXPENSES	936,340	179,339	1,553,483
NET INVESTMENT INCOME (LOSS)	$ 61,786,708	$ 22,976,556	$ 109,677,483
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(23,122,119)	(4,596,619)	(25,445,094)
Investments — affiliated issuers	(549)	636	119,996
In-kind redemptions — unaffiliated issuers	(1,773,229)	(14,323,603)	—
Foreign currency transactions	(8)	—	—
Net realized gain (loss)	(24,895,905)	(18,919,586)	(25,325,098)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	34,660,626	8,689,361	(140,039,700)
Investments — affiliated issuers	11	87	(32,456)
Net change in unrealized appreciation/depreciation	34,660,637	8,689,448	(140,072,156)
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,764,732	(10,230,138)	(165,397,254)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 71,551,440	$ 12,746,418	$ (55,719,771)
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 185,306,214	$ 123,279,367	$ 203,371,633	$ 95,150,376
Net realized gain (loss)	(202,663,135)	(50,363,613)	(185,879,722)	(120,312,879)
Net change in unrealized appreciation/depreciation	(39,864,533)	(790,956,745)	86,044,151	(516,547,299)
Net increase (decrease) in net assets resulting from operations	(57,221,454)	(718,040,991)	103,536,062	(541,709,802)
Net equalization credits and charges	880,714	863,889	3,068,844	421,427
Distributions to shareholders	(183,017,364)	(136,092,015)	(201,310,654)	(96,197,767)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,931,798,014	2,282,549,535	19,762,126,041	17,281,124,567
Cost of shares redeemed	(3,289,896,063)	(1,316,624,939)	(19,052,630,026)	(17,650,210,058)
Net income equalization	(880,714)	(863,889)	(3,068,844)	(421,427)
Other Capital	1,118,882	564,816	669,479	502,558
Net increase (decrease) in net assets from beneficial interest transactions	642,140,119	965,625,523	707,096,650	(369,004,360)
Contribution from Affiliate (Note 5)	8,417	—	—	—
Net increase (decrease) in net assets during the period	402,790,432	112,356,406	612,390,902	(1,006,490,502)
Net assets at beginning of period	6,271,345,751	6,158,989,345	5,675,911,767	6,682,402,269
NET ASSETS AT END OF PERIOD	$ 6,674,136,183	$ 6,271,345,751	$ 6,288,302,669	$ 5,675,911,767
SHARES OF BENEFICIAL INTEREST:
Shares sold	154,200,000	79,700,000	613,000,000	488,600,000
Shares redeemed	(128,900,000)	(47,000,000)	(591,000,000)	(496,800,000)
Net increase (decrease) from share transactions	25,300,000	32,700,000	22,000,000	(8,200,000)
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 28,071,661	$ 28,911,273	$ 173,721,046	$ 93,373,611	$ 231,295,324	$ 75,341,836
(78,188,077)	(85,075,707)	(300,778,065)	21,317,918	(191,262,802)	(55,484,526)
39,431,465	(159,325,687)	(232,172,581)	(1,256,371,455)	100,084,299	(319,958,156)
(10,684,951)	(215,490,121)	(359,229,600)	(1,141,679,926)	140,116,821	(300,100,846)
(125,593)	(218,043)	151,010	3,564,412	394,419	(182,065)
(27,318,843)	(29,206,031)	(167,540,784)	(90,609,964)	(220,064,345)	(91,910,646)

1,984,826,467	4,091,264,993	10,563,175,458	5,877,198,657	5,315,638,433	2,636,279,000
(1,849,031,005)	(4,236,668,296)	(8,880,883,640)	(2,394,198,910)	(4,576,953,717)	(2,614,134,267)
125,593	218,043	(151,010)	(3,564,412)	(394,419)	182,065
116,749	246,700	43,909	8,494	83,669	23,170
136,037,804	(144,938,560)	1,682,184,717	3,479,443,829	738,373,966	22,349,968
—	—	—	—	—	—
97,908,417	(389,852,755)	1,155,565,343	2,250,718,351	658,820,861	(369,843,589)
609,615,042	999,467,797	5,854,774,041	3,604,055,690	7,365,332,321	7,735,175,910
$ 707,523,459	$ 609,615,042	$ 7,010,339,384	$ 5,854,774,041	$ 8,024,153,182	$ 7,365,332,321

85,300,000	136,800,000	345,500,000	150,700,000	180,400,000	86,100,000
(80,100,000)	(142,900,000)	(288,200,000)	(60,700,000)	(155,200,000)	(85,600,000)
5,200,000	(6,100,000)	57,300,000	90,000,000	25,200,000	500,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 120,729,261	$ 14,837,044	$ 103,521,451	$ 199,661,363
Net realized gain (loss)	(99,494,035)	(41,029,082)	(197,800,572)	18,186,499
Net change in unrealized appreciation/depreciation	5,886,207	(112,440,149)	61,906,747	(434,597,284)
Net increase (decrease) in net assets resulting from operations	27,121,433	(138,632,187)	(32,372,374)	(216,749,422)
Net equalization credits and charges	1,167,943	(251,516)	15,203,731	(8,700,254)
Distributions to shareholders	(107,148,875)	(12,576,789)	(119,275,811)	(200,997,275)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	12,153,057,439	1,945,837,983	466,264,310	1,952,433,937
Cost of shares redeemed	(9,799,286,216)	(1,968,430,366)	(1,481,110,986)	(1,291,119,647)
Net income equalization	(1,167,943)	251,516	(15,203,731)	8,700,254
Other Capital	42,574	4,655	1,986	3,509
Net increase (decrease) in net assets from beneficial interest transactions	2,352,645,854	(22,336,212)	(1,030,048,421)	670,018,053
Contribution from Affiliate (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	2,273,786,355	(173,796,704)	(1,166,492,875)	243,571,102
Net assets at beginning of period	3,324,089,378	3,497,886,082	2,847,827,956	2,604,256,854
NET ASSETS AT END OF PERIOD	$ 5,597,875,733	$ 3,324,089,378	$ 1,681,335,081	$ 2,847,827,956
SHARES OF BENEFICIAL INTEREST:
Shares sold	419,300,000	64,900,000	17,500,000	63,500,000
Shares redeemed	(337,700,000)	(66,200,000)	(55,900,000)	(43,600,000)
Net increase (decrease) from share transactions	81,600,000	(1,300,000)	(38,400,000)	19,900,000
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/23	Year Ended 6/30/22

$ 93,346,013	$ 27,642,415	$ 61,786,708	$ 27,890,540	$ 22,976,556	$ 9,206,510
(319,144,449)	(42,866,879)	(24,895,905)	(1,543,337)	(18,919,586)	(8,115,296)
126,980,306	(303,248,620)	34,660,637	(116,262,066)	8,689,448	(55,514,018)
(98,818,130)	(318,473,084)	71,551,440	(89,914,863)	12,746,418	(54,422,804)
(1,854,948)	272,650	509,156	861,973	493,614	1,296
(85,054,475)	(25,407,912)	(60,734,530)	(29,025,407)	(21,650,692)	(9,958,264)

17,436,976,286	1,997,026,923	796,195,300	632,581,360	571,526,058	286,535,780
(16,684,744,488)	(896,131,253)	(383,224,358)	(236,319,978)	(189,517,492)	(229,414,245)
1,854,948	(272,650)	(509,156)	(861,973)	(493,614)	(1,296)
52,794	2,528	16,563	90	19,006	846
754,139,540	1,100,625,548	412,478,349	395,399,499	381,533,958	57,121,085
—	—	—	6,882	888	17,924
568,411,987	757,017,202	423,804,415	277,328,084	373,124,186	(7,240,763)
3,826,669,082	3,069,651,880	685,360,713	408,032,629	341,186,731	348,427,494
$ 4,395,081,069	$3,826,669,082	$1,109,165,128	$ 685,360,713	$ 714,310,917	$ 341,186,731

606,000,000	64,600,000	35,100,000	24,700,000	19,850,000	8,650,000
(580,500,000)	(29,500,000)	(17,000,000)	(9,300,000)	(6,600,000)	(6,950,000)
25,500,000	35,100,000	18,100,000	15,400,000	13,250,000	1,700,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 109,677,483	$ 56,257,710
Net realized gain (loss)	(25,325,098)	(27,546,768)
Net change in unrealized appreciation/depreciation	(140,072,156)	(439,514,418)
Net increase (decrease) in net assets resulting from operations	(55,719,771)	(410,803,476)
Net equalization credits and charges	839,961	1,527,823
Distributions to shareholders	(120,700,479)	(108,141,075)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	782,032,796	1,216,645,664
Cost of shares redeemed	(198,699,219)	(626,681,635)
Net income equalization	(839,961)	(1,527,823)
Other Capital	327,234	439,176
Net increase (decrease) in net assets from beneficial interest transactions	582,820,850	588,875,382
Contribution from Affiliate (Note 5)	—	60,373
Net increase (decrease) in net assets during the period	407,240,561	71,519,027
Net assets at beginning of period	3,975,236,162	3,903,717,135
NET ASSETS AT END OF PERIOD	$4,382,476,723	$3,975,236,162
SHARES OF BENEFICIAL INTEREST:
Shares sold	35,700,000	48,300,000
Shares redeemed	(9,100,000)	(25,400,000)
Net increase (decrease) from share transactions	26,600,000	22,900,000
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 26.35	$ 30.00	$ 30.79	$ 29.16	$ 27.88
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.55	0.58	0.76	0.85
Net realized and unrealized gain (loss) (b)	(1.01)	(3.59)	(0.69)	1.67	1.28
Total from investment operations	(0.27)	(3.04)	(0.11)	2.43	2.13
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.01	0.01	0.01
Contribution from Affiliate (Note 5)	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.73)	(0.61)	(0.69)	(0.82)	(0.86)
Net asset value, end of period	$ 25.35	$ 26.35	$ 30.00	$ 30.79	$ 29.16
Total return (d)	(1.01)%(e)	(10.30)%	(0.33)%	8.53%	7.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,674,136	$6,271,346	$6,158,989	$5,153,746	$4,076,733
Ratios to average net assets:
Total expenses	0.04%	0.03%	0.04%	0.04%	0.04%
Net expenses	0.03%	0.03%	0.03%	0.04%	0.04%
Net investment income (loss)	2.90%	1.90%	1.90%	2.56%	3.02%
Portfolio turnover rate (f)	12%(g)	18%(h)	24%(i)	101%	82%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2023, the total return would have remained (1.01)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	The portfolio turnover calculated for the period ended 6/30/23 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 68%
(h)	The portfolio turnover calculated for the period ended 6/30/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 104%.
(i)	The portfolio turnover calculated for the period ended 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 103%.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 32.62	$ 36.68	$ 36.45	$ 34.91	$ 33.26
Income (loss) from investment operations:
Net investment income (loss) (a)	1.07	0.59	0.62	0.96	1.10
Net realized and unrealized gain (loss) (b)	(0.58)	(4.05)	0.28	1.56	1.62
Total from investment operations	0.49	(3.46)	0.90	2.52	2.72
Net equalization credits and charges (a)	0.02	0.00(c)	(0.00)(c)	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.05)	(0.60)	(0.67)	(0.99)	(1.09)
Net asset value, end of period	$ 32.08	$ 32.62	$ 36.68	$ 36.45	$ 34.91
Total return (d)	1.63%	(9.54)%	2.47%	7.37%	8.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,288,303	$5,675,912	$6,682,402	$6,334,747	$4,786,803
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income (loss)	3.33%	1.68%	1.69%	2.71%	3.29%
Portfolio turnover rate (e)	26%	28%	26%	35%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 24.05	$ 31.78	$ 31.45	$ 28.73	$ 26.15
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	0.95	0.96	1.08	1.16
Net realized and unrealized gain (loss) (b)	(0.90)	(7.72)	0.31	2.73	2.54
Total from investment operations	0.15	(6.77)	1.27	3.81	3.70
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	0.01	(0.01)	0.03
Other capital (a)	0.00(c)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.04)	(0.96)	(0.96)	(1.09)	(1.16)
Net asset value, end of period	$ 23.16	$ 24.05	$ 31.78	$ 31.45	$ 28.73
Total return (d)	0.73%	(21.79)%	4.18%	13.51%	14.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$707,523	$609,615	$999,468	$731,099	$642,007
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income (loss)	4.53%	3.22%	3.02%	3.59%	4.41%
Portfolio turnover rate (e)	18%	16%	15%	22%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 33.02	$ 41.28	$ 46.93	$ 38.24	$ 35.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	0.74	0.70	0.89	0.98
Net realized and unrealized gain (loss) (b)	(3.16)	(8.30)	(5.67)	8.71	3.17
Total from investment operations	(2.28)	(7.56)	(4.97)	9.60	4.15
Net equalization credits and charges (a)	0.00(c)	0.03	0.02	(0.01)	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.86)	(0.73)	(0.70)	(0.90)	(0.98)
Net asset value, end of period	$ 29.88	$ 33.02	$ 41.28	$ 46.93	$ 38.24
Total return (d)	(6.91)%	(18.51)%	(10.61)%	25.37%	12.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,010,339	$5,854,774	$3,604,056	$2,412,329	$2,378,826
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	2.87%	1.92%	1.62%	2.11%	2.79%
Portfolio turnover rate (e)	4%	4%	6%	12%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 29.72	$ 31.28	$ 31.31	$ 30.77	$ 30.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.90	0.30	0.41	0.76	0.85
Net realized and unrealized gain (loss) (b)	(0.38)	(1.49)	0.03	0.56	0.58
Total from investment operations	0.52	(1.19)	0.44	1.32	1.43
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.00(c)	0.01	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.85)	(0.32)	(0.47)	(0.79)	(0.83)
Net realized gains	—	(0.05)	—	—	—
Total distributions	(0.85)	(0.37)	(0.47)	(0.79)	(0.83)
Net asset value, end of period	$ 29.39	$ 29.72	$ 31.28	$ 31.31	$ 30.77
Total return (d)	1.79%	(3.84)%	1.39%	4.41%	4.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,024,153	$7,365,332	$7,735,176	$6,663,011	$5,263,916
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.07%	0.07%	0.07%
Net investment income (loss)	3.04%	0.97%	1.31%	2.45%	2.80%
Portfolio turnover rate (e)	47%	56%	56%	54%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 29.44	$ 30.63	$ 30.71	$ 30.00	$ 29.55
Income (loss) from investment operations:
Net investment income (loss) (a)	0.80	0.12	0.07	0.42	0.71
Net realized and unrealized gain (loss) (b)	(0.79)	(1.21)	(0.07)	0.80	0.42
Total from investment operations	0.01	(1.09)	0.00(c)	1.22	1.13
Net equalization credits and charges (a)	0.01	(0.00)(c)	(0.00)(c)	0.01	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.68)	(0.10)	(0.08)	(0.52)	(0.70)
Net asset value, end of period	$ 28.78	$ 29.44	$ 30.63	$ 30.71	$ 30.00
Total return (d)	0.09%	(3.55)%	0.01%	4.12%	3.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,597,876	$3,324,089	$3,497,886	$3,199,928	$1,320,125
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	2.76%	0.40%	0.23%	1.39%	2.39%
Portfolio turnover rate (e)	50%	52%	55%	55%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 27.52	$ 31.15	$ 30.10	$ 28.30	$ 27.76
Income (loss) from investment operations:
Net investment income (loss) (b)	1.22	1.88	1.06	0.23	0.65
Net realized and unrealized gain (loss) (c)	(1.77)	(3.48)	0.96	2.19	0.70
Total from investment operations	(0.55)	(1.60)	2.02	2.42	1.35
Net equalization credits and charges (b)	0.18	(0.08)	(0.13)	(0.01)	(0.06)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.32)	(1.95)	(0.84)	(0.61)	(0.75)
Net asset value, end of period	$ 25.83	$ 27.52	$ 31.15	$ 30.10	$ 28.30
Total return (e)	(1.42)%	(5.81)%	6.34%	8.66%	4.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,681,335	$2,847,828	$2,604,257	$1,790,965	$1,646,827
Ratios to average net assets:
Total expenses	0.13%	0.12%	0.12%	0.13%	0.15%
Net investment income (loss)	4.59%	6.15%	3.44%	0.79%	2.38%
Portfolio turnover rate (f)	14%	14%	13%	16%	14%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)
Net asset value, beginning of period	$ 29.46	$ 32.38	$ 33.21	$ 30.91	$ 29.35
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	0.25	0.13	0.47	0.66
Net realized and unrealized gain (loss) (c)	(1.21)	(2.94)	(0.81)	2.31	1.57
Total from investment operations	(0.56)	(2.69)	(0.68)	2.78	2.23
Net equalization credits and charges (b)	(0.01)	0.00(d)	(0.01)	0.03	(0.00)(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.61)	(0.23)	(0.14)	(0.51)	(0.67)
Net asset value, end of period	$ 28.28	$ 29.46	$ 32.38	$ 33.21	$ 30.91
Total return (e)	(1.94)%	(8.34)%	(2.08)%	9.18%	7.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,395,081	$3,826,669	$3,069,652	$4,173,902	$1,706,199
Ratios to average net assets:
Total expenses	0.07%	0.06%	0.06%	0.06%	0.09%
Net investment income (loss)	2.26%	0.81%	0.41%	1.46%	2.22%
Portfolio turnover rate (f)	19%	22%	24%	22%	24%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 22.40	$ 26.84	$ 24.38	$ 26.17	$ 25.33
Income (loss) from investment operations:
Net investment income (loss) (a)	1.57	1.24	1.37	1.53	1.24
Net realized and unrealized gain (loss) (b)	0.37	(4.40)	2.49	(1.74)	0.80
Total from investment operations	1.94	(3.16)	3.86	(0.21)	2.04
Net equalization credits and charges (a)	0.01	0.04	0.05	0.01	0.00(c)
Contribution from Affiliate (Note 5)	—	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.57)	(1.32)	(1.45)	(1.60)	(1.20)
Net asset value, end of period	$ 22.78	$ 22.40	$ 26.84	$ 24.38	$ 26.17
Total return (d)	8.96%	(12.19)%(e)	16.41%	(0.78)%	8.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,109,165	$685,361	$408,033	$102,391	$75,901
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.13%	0.15%	0.34%
Net expenses	0.10%	0.10%	0.13%	0.15%	0.26%
Net investment income (loss)	6.91%	4.87%	5.25%	6.06%	4.89%
Portfolio turnover rate (f)	25%	31%	54%	53%	75%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (12.19)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 29.54	$ 35.37	$ 35.10	$ 33.02	$ 30.99
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	0.84	0.87	1.09	1.19
Net realized and unrealized gain (loss) (b)	(0.83)	(5.75)	0.32	2.08	1.93
Total from investment operations	0.43	(4.91)	1.19	3.17	3.12
Net equalization credits and charges (a)	0.03	0.00(c)	0.02	0.03	0.07
Contribution from Affiliate (Note 5)	0.00(c)	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	—	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.20)	(0.84)	(0.90)	(1.12)	(1.17)
Net realized gains	—	(0.08)	(0.04)	—	—
Total distributions	(1.20)	(0.92)	(0.94)	(1.12)	(1.17)
Net asset value, end of period	$ 28.80	$ 29.54	$ 35.37	$ 35.10	$ 33.02
Total return (d)	1.66%(e)	(14.17)%(f)	3.49%	9.89%	10.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$714,311	$341,187	$348,427	$194,813	$74,285
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.06%	0.06%	0.06%
Net investment income (loss)	4.37%	2.50%	2.47%	3.21%	3.81%
Portfolio turnover rate (g)	20%	21%	21%	24%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.66%.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Net asset value, beginning of period	$ 22.85	$ 25.84	$ 26.74	$ 26.09	$ 25.43
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	0.34	0.21	0.54	0.75
Net realized and unrealized gain (loss) (b)	(0.94)	(2.70)	(0.41)	0.85	0.76
Total from investment operations	(0.34)	(2.36)	(0.20)	1.39	1.51
Net equalization credits and charges (a)	0.00(c)	0.01	0.03	0.06	0.00(c)
Contribution from Affiliate (Note 5)	—	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.66)	(0.64)	(0.73)	(0.82)	(0.87)
Net asset value, end of period	$ 21.85	$ 22.85	$ 25.84	$ 26.74	$ 26.09
Total return (d)	(1.46)%	(9.25)%(e)	(0.66)%	5.69%	6.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,382,477	$3,975,236	$3,903,717	$2,000,022	$224,402
Ratios to average net assets:
Total expenses	0.05%	0.04%	0.05%	0.06%	0.06%
Net expenses	0.04%	0.03%	0.05%	0.04%	0.05%
Net investment income (loss)	2.72%	1.36%	0.81%	2.02%	2.96%
Portfolio turnover rate (f)	14%(g)	26%(h)	37%(i)	298%	245%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	The portfolio turnover calculated for the period ended 6/30/23 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 125%.
(h)	The portfolio turnover calculated for the period ended 6/30/22 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 157%.
(i)	The portfolio turnover calculated for the period ended 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 222%.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of eighty-three (83) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
 Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a  Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.04
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.06
SPDR Portfolio High Yield Bond ETF	0.10
SPDR Portfolio Corporate Bond ETF	0.03
SPDR Portfolio Mortgage Backed Bond ETF	0.04
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2023 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across
SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending
Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2023 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2023, SSGA FM agreed to make a contribution of $8,417 to the SPDR Portfolio Aggregate Bond ETF related to a trading matter.
During the fiscal year ended June 30, 2022, SSGA FM agreed to make a contribution of $6,882, $17,924 and $60,373 to the SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF, respectively, related to an accounting matter.The final contribution amounts were made during the year ended June 30, 2023 in the amounts of $6,906, $18,812 and $60,373, respectively. Any incremental amounts are included as contributions in the current period.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2023, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$ 679,652,513	$ 512,395,973	$ 278,939,991	$ 244,706,602
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,650,078,156	1,574,773,507
SPDR Portfolio Long Term Corporate Bond ETF	—	—	109,217,455	120,547,563
SPDR Portfolio Long Term Treasury ETF	231,998,350	224,676,234	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	3,579,367,652	3,574,712,405
SPDR Portfolio Short Term Treasury ETF	2,177,613,476	2,218,491,221	—	—
SPDR Portfolio TIPS ETF	312,854,421	396,341,284	—	—
SPDR Portfolio Intermediate Term Treasury ETF	772,075,102	782,471,531	—	—
SPDR Portfolio High Yield Bond ETF	6,104,219	6,152,344	207,331,362	208,203,478
SPDR Portfolio Corporate Bond ETF	—	—	104,186,960	101,415,518
SPDR Portfolio Mortgage Backed Bond ETF	643,546,920	538,149,500	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

For the year ended June 30, 2023, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$ 2,672,779,588	$ 2,227,514,592	$(170,075,539)
SPDR Portfolio Intermediate Term Corporate Bond ETF	19,352,259,400	18,700,317,817	(96,280,720)
SPDR Portfolio Long Term Corporate Bond ETF	1,946,008,454	1,797,173,841	(53,040,815)
SPDR Portfolio Long Term Treasury ETF	10,458,721,164	8,784,194,384	(260,971,629)
SPDR Portfolio Short Term Corporate Bond ETF	5,254,696,804	4,489,327,173	(53,507,410)
SPDR Portfolio Short Term Treasury ETF	12,059,716,400	9,715,760,146	(39,902,679)
SPDR Portfolio TIPS ETF	471,000,117	1,497,185,396	(159,627,977)
SPDR Portfolio Intermediate Term Treasury ETF	17,294,990,015	16,550,009,284	(253,107,060)
SPDR Portfolio High Yield Bond ETF	767,137,329	366,406,486	(1,773,229)
SPDR Portfolio Corporate Bond ETF	559,859,155	186,978,202	(14,323,603)
SPDR Portfolio Mortgage Backed Bond ETF	329,307,714	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, mortgage dollar roll income, TIPS adjustments, premium amortization, and contingent debt payment instruments.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$183,017,364	$—	$183,017,364
SPDR Portfolio Intermediate Term Corporate Bond ETF	201,310,654	—	201,310,654
SPDR Portfolio Long Term Corporate Bond ETF	27,318,843	—	27,318,843
SPDR Portfolio Long Term Treasury ETF	167,540,784	—	167,540,784
SPDR Portfolio Short Term Corporate Bond ETF	220,064,345	—	220,064,345
SPDR Portfolio Short Term Treasury ETF	107,148,875	—	107,148,875
SPDR Portfolio TIPS ETF	119,275,811	—	119,275,811
SPDR Portfolio Intermediate Term Treasury ETF	85,054,475	—	85,054,475
SPDR Portfolio High Yield Bond ETF	60,734,530	—	60,734,530
SPDR Portfolio Corporate Bond ETF	21,650,692	—	21,650,692
SPDR Portfolio Mortgage Backed Bond ETF	120,700,479	—	120,700,479
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$ 136,092,015	$ —	$ 136,092,015
SPDR Portfolio Intermediate Term Corporate Bond ETF	96,197,767	—	96,197,767
SPDR Portfolio Long Term Corporate Bond ETF	29,206,031	—	29,206,031
SPDR Portfolio Long Term Treasury ETF	90,609,964	—	90,609,964
SPDR Portfolio Short Term Corporate Bond ETF	91,910,646	—	91,910,646
SPDR Portfolio Short Term Treasury ETF	12,576,789	—	12,576,789
SPDR Portfolio TIPS ETF	200,997,275	—	200,997,275
SPDR Portfolio Intermediate Term Treasury ETF	25,407,912	—	25,407,912
SPDR Portfolio High Yield Bond ETF	29,025,407	—	29,025,407
SPDR Portfolio Corporate Bond ETF	9,178,892	779,372	9,958,264
SPDR Portfolio Mortgage Backed Bond ETF	108,141,075	—	108,141,075
At June 30, 2023, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Aggregate Bond ETF	$15,912,508	$(103,417,887)	$—	$ (681,872,315)	$ (769,377,694)
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,715,252	(152,834,430)	—	(410,101,603)	(553,220,781)
SPDR Portfolio Long Term Corporate Bond ETF	2,436,745	(42,688,775)	—	(124,849,786)	(165,101,816)
SPDR Portfolio Long Term Treasury ETF	11,407,688	(98,630,618)	—	(1,685,891,299)	(1,773,114,229)
SPDR Portfolio Short Term Corporate Bond ETF	20,565,607	(179,572,346)	—	(189,088,583)	(348,095,322)
SPDR Portfolio Short Term Treasury ETF	15,840,641	(74,487,622)	—	(109,416,021)	(168,063,002)
SPDR Portfolio TIPS ETF	—	(61,298,267)	—	(238,269,249)	(299,567,516)
SPDR Portfolio Intermediate Term Treasury ETF	10,526,041	(94,777,246)	—	(237,989,103)	(322,240,308)
SPDR Portfolio High Yield Bond ETF	4,366,134	(27,820,634)	—	(74,379,783)	(97,834,283)
SPDR Portfolio Corporate Bond ETF	1,931,352	(5,917,174)	—	(37,265,706)	(41,251,528)
SPDR Portfolio Mortgage Backed Bond ETF	7,167,638	(191,416,774)	—	(586,089,561)	(770,338,697)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

As of June 30, 2023, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Aggregate Bond ETF	$ 71,792,709	$ 31,625,178
SPDR Portfolio Intermediate Term Corporate Bond ETF	67,008,097	85,826,333
SPDR Portfolio Long Term Corporate Bond ETF	17,753,479	24,935,296
SPDR Portfolio Long Term Treasury ETF	29,390,189	69,240,429
SPDR Portfolio Short Term Corporate Bond ETF	37,199,653	142,372,693
SPDR Portfolio Short Term Treasury ETF	24,426,620	50,061,002
SPDR Portfolio TIPS ETF	23,872,170	37,426,097
SPDR Portfolio Intermediate Term Treasury ETF	6,616,072	88,161,174
SPDR Portfolio High Yield Bond ETF	9,159,951	18,660,683
SPDR Portfolio Corporate Bond ETF	1,926,818	3,990,356
SPDR Portfolio Mortgage Backed Bond ETF	119,020,395	72,396,379
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$7,542,695,574	$5,033,374	$ 686,905,689	$ (681,872,315)
SPDR Portfolio Intermediate Term Corporate Bond ETF	6,988,856,525	1,684,009	411,786,457	(410,102,448)
SPDR Portfolio Long Term Corporate Bond ETF	833,152,000	873,185	125,722,971	(124,849,786)
SPDR Portfolio Long Term Treasury ETF	8,720,737,360	581,412	1,686,472,711	(1,685,891,299)
SPDR Portfolio Short Term Corporate Bond ETF	8,519,458,678	1,521,762	190,610,345	(189,088,583)
SPDR Portfolio Short Term Treasury ETF	5,728,968,597	—	109,416,021	(109,416,021)
SPDR Portfolio TIPS ETF	1,962,433,151	—	238,269,249	(238,269,249)
SPDR Portfolio Intermediate Term Treasury ETF	4,708,731,301	8,960	237,998,063	(237,989,103)
SPDR Portfolio High Yield Bond ETF	1,257,683,912	2,671,249	77,051,032	(74,379,783)
SPDR Portfolio Corporate Bond ETF	770,359,472	2,338,950	39,604,656	(37,265,706)
SPDR Portfolio Mortgage Backed Bond ETF	5,211,269,465	3,220,085	589,309,646	(586,089,561)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 209,592,471	$ 138,998,825	$ 74,236,063	$ 213,234,888
SPDR Portfolio Intermediate Term Corporate Bond ETF	624,053,133	349,399,765	285,976,213	635,375,978
SPDR Portfolio Long Term Corporate Bond ETF	22,600,266	12,406,265	10,430,650	22,836,915
SPDR Portfolio Long Term Treasury ETF	98,995,092	100,014,610	-	100,014,610
SPDR Portfolio Short Term Corporate Bond ETF	328,914,135	212,370,830	123,160,590	335,531,420
SPDR Portfolio Short Term Treasury ETF	67,345,982	68,740,559	-	68,740,559
SPDR Portfolio TIPS ETF	55,439,451	56,402,073	-	56,402,073
SPDR Portfolio Intermediate Term Treasury ETF	104,418,779	106,444,568	-	106,444,568
SPDR Portfolio High Yield Bond ETF	98,666,523	94,889,135	5,675,508	100,564,643
SPDR Portfolio Corporate Bond ETF	68,117,315	28,956,552	40,269,912	69,226,464
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 86,466,577	$—	$—	$—	$ 86,466,577	$ 86,466,577
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	7,883,200	—	—	—	7,883,200	7,883,200
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	10,834,294	—	—	—	10,834,294	10,834,294
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	33,814,754	—	—	—	33,814,754	33,814,754
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	349,399,765	—	—	—	349,399,765	349,399,765
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	12,406,265	—	—	—	12,406,265	12,406,265
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	100,014,610	—	—	—	100,014,610	100,014,610
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	207,360,317	—	—	—	207,360,317	207,360,317
SPDR Portfolio Short Term Corporate Bond ETF	Foreign Government Obligations	4,980,138	—	—	—	4,980,138	4,980,138
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	30,375	—	—	—	30,375	30,375
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	68,740,559	—	—	—	68,740,559	68,740,559
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	56,402,073	—	—	—	56,402,073	56,402,073
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	106,444,568	—	—	—	106,444,568	106,444,568
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	94,889,135	—	—	—	94,889,135	94,889,135

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	$28,956,552	$—	$—	$—	$28,956,552	$28,956,552
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2023:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2023.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
13.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
14.    Subsequent Events
Effective August 1, 2023, SSGA FM has agreed to reduce the Management fee for the below Funds as follows:
Fund	Previous Management Fee	New Management Fee
SPDR Portfolio Intermediate Term Treasury ETF	0.06%	0.03%
SPDR Portfolio Short Term Treasury ETF	0.06%	0.03%
SPDR Portfolio Long Term Treasury ETF	0.06%	0.03%
SPDR Portfolio High Yield Bond ETF	0.10%	0.05%

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF, SPDR Portfolio Mortgage Backed Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF, SPDR Portfolio Mortgage Backed Bond ETF (collectively referred to as the “Funds”) (eleven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2023, and the related statements of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting SPDR® Series Trust) at June 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 25, 2023

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.03%	$1,022.50	$0.15	$1,024.60	$0.15
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04	1,023.60	0.20	1,024.60	0.20
SPDR Portfolio Long Term Corporate Bond ETF	0.04	1,052.00	0.20	1,024.60	0.20
SPDR Portfolio Long Term Treasury ETF	0.06	1,041.40	0.30	1,024.50	0.30
SPDR Portfolio Short Term Corporate Bond ETF	0.04	1,016.60	0.20	1,024.60	0.20
SPDR Portfolio Short Term Treasury ETF	0.06	1,009.80	0.30	1,024.50	0.30
SPDR Portfolio TIPS ETF	0.12	1,020.70	0.60	1,024.20	0.60
SPDR Portfolio Intermediate Term Treasury ETF	0.06	1,013.20	0.30	1,024.50	0.30
SPDR Portfolio High Yield Bond ETF	0.10	1,054.80	0.51	1,024.30	0.50
SPDR Portfolio Corporate Bond ETF	0.03	1,036.00	0.15	1,024.60	0.15
SPDR Portfolio Mortgage Backed Bond ETF	0.03	1,019.90	0.15	1,024.60	0.15
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period from December 31, 2021 through December 31, 2022 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2023.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
 Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Approval of Advisory Agreement
At meetings held prior to June 30, 2023, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes with respect to each SPDR ETF. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	121	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	121	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	121	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	121	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Bond & Investment Grade
Debt Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund;
Guggenheim Energy
					& Income Fund; Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term: Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 - June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 - March 2020).	121	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term: Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 - 2021).	121	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	President, Winnisquam Capital LLC (December 2022 - present); Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	132	Investment Managers Series Trust (December 2022 - present); The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I PLC
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II PLC
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term: Unlimited Served: Since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 - Present); Managing Director, State Street Global Advisors (June 2015 - March 2018).	121	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust.
* Mr. Ross is an Interested Trustee because of his ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management Inc. One Iron Street Botson,MA 02210 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Unlimited Served: since May 2023 (with respect to President and Principal Executive Officer); Term: Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Direct Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer and Principal Financial Officer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Secretary	Term: Unlimited Served: since May 2023	Assistant Vice President, State Street Global Advisors (July 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 1973	Chief Compliance Officer;Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served:since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management,Inc. (June 2013 - present).*
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan, Interested Trustee
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
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Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
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SPDRSTPTFIAR

(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3.	Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2023 and June 30, 2022, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,425,788 and $1,461,711, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2023 and June 30, 2022, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2023 and June 30, 2022, the aggregate tax fees billed for professional services rendered by the principal accountant were $214,191 and $218,914, respectively. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

For the fiscal years ended June 30, 2023 and June 30, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a)through (c).

For the fiscal years ended June 30, 2023 and June 30, 2022, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,540,002 and $9,327,125, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)

during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2023 (in millions)		FY 2022 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$17.9		$18.1
Tax Fees	$5.6		$5.4
All Other Fees	$15.5		$14.5

(1)	Information is for the calendar years 2023 and 2022, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6.	Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: September 7, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: September 7, 2023